     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-08239

                                                                                      ProFunds
                                                                                 (Exact name of registrant as specified in charter)

                            7501 Wisconsin Avenue, Suite 1000                                           Bethesda, MD                                                                         20814
                                                                          (Address of principal executive offices)                                                                                   (Zip code)

                                                                        Citi Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, OH 43219
                                                                                          (Name and address of agent for service)

Registrant’s telephone number, including area code:                        (240) 497-6400

Date of fiscal year end:                              December 31

Date of reporting period:                           December 31, 2008

Item 1. Reports to Stockholders.

Annual Report

December 31, 2008

Money Market ProFund

i	Message from the Chairman
ii	Fund Performance
iii	Allocation of Portfolio Holdings & Composition
iii	Expense Examples
1	Statement of Assets and Liabilities
1	Statement of Operations
2	Statements of Changes in Net Assets
3	Financial Highlights
4	Notes to Financial Statements
8	Report of Independent Registered Public Accounting Firm
9	Board Approval of Investment Advisory Agreements
11	Trustees and Officers
Cash Management Portfolio
13	Schedule of Portfolio Investments
18	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Money Market ProFund for the 12 months ended December 31, 2008.

A difficult year overall

The past 12 months have been extraordinary, with dramatic declines across virtually all equity market segments. U.S. large-cap stocks fell, with the S&P 500 Index® dropping 36.99%. The Russell 2000® Index, representing small-cap stocks, declined 33.80% and the S&P MidCap 400® Index dropped 36.24%. At the same time, stock market volatility reached extreme levels. The CBOE VIX, a well-known volatility index, reached an all-time high of 80.86 on November 20, 2008.

During this market turmoil, investors sought safety in U.S. government bonds, driving yields on Treasurys downward and generating positive total return for the overall U.S. bond market of 5.24% during the period, as measured by Barclays Capital U.S. Aggregate Index.

The U.S. economy slid into a recession with annualized GDP growth at negative 3.8% for the fourth quarter of 2008, and negative .5% in the third quarter, according to the U.S. Department of Commerce. As the equity markets and economy slumped, the Federal Reserve rapidly reduced its target rate for overnight Fed funds – from 4.25% at the beginning of the year to near zero on December 16, 2008.

Yields for money market funds dropped during 2008 as the Fed reduced its target rate. The decline was slowed somewhat during the second and third calendar quarters, in response to lack of liquidity in the market for short-term debt instruments. By the end of 2008, money market yields reached lows not seen since the first half of 2004.

Treasury creates money market fund guarantee program

The lack of willingness of financial institutions to lend to each other and to their industrial customers – the credit crunch – put severe strains on the market for short-term debt, placing several prominent money market mutual funds under pressure. In September, the Treasury Department put in place a guarantee program, insuring the value of shares owned in participating money market funds. The program offers investors a guarantee only up to the number of shares held as of the close of business on September 19, 2008. Your Board of Trustees has approved participation in the program until its current scheduled expiration on April 30, 2009.

We’re pleased that you turn to ProFunds to help you navigate these challenging markets. We deeply appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

Carefully consider the investment objectives, risks, and charges and expenses of ProFunds before investing. This and other information can be found in their prospectuses. For a ProFunds prospectus, please visit www.profunds.com and seek advice from your financial adviser or broker. Financial professionals can call ProFunds at (888) PRO-5717 (888-776-3637).

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the Fund's participation in the U.S. Treasury Department’s Temporary Guarantee Program as disclosed in this annual report. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. There is no guarantee that any ProFund will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as investment advice.

i

Fund Performance

Money Market ProFund

The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2008, was 0.48% for the Investor Class, 0.05% for the Service Class and 0.23% for the Class A shares.

The assets of this Fund are part of a $29.7 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program as disclosed in this annual report. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit www.profunds.com.

ii

Allocation of Portfolio Holdings & Composition (unaudited)

December 31, 2008

Money Market ProFund

Investment Objective: The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program as disclosed in this annual report. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Money Market ProFund

Market Exposure

Investment Type	% of Net Assets
Investment in Cash
Management Portfolio(a)	104%
Total Exposure	104%

(a) The Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	42%
Certificates of Deposit and Bank Notes	21%
Time Deposits	13%
Short-Term Notes	11%
Repurchase Agreements	10%
Government & Agency Obligations	2%
Municipal Bonds and Notes	1%
Total	100%

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2008 and held for the entire period from July 1, 2008 through December 31, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08 - 12/31/08	Expense Ratio During Period 7/1/08 - 12/31/08
Actual Expense
Money Market ProFund—Investor Class	$1,000.00	$1,007.70	$4.39	0.87%
Money Market ProFund—Service Class	1,000.00	1,003.10	9.01	1.79%
Money Market ProFund—Class A	1,000.00	1,006.30	5.65	1.12%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08 - 12/31/08	Expense Ratio During Period 7/1/08 - 12/31/08
Hypothetical Expense
Money Market ProFund—Investor Class	$1,000.00	$1,020.76	$4.42	0.87%
Money Market ProFund—Service Class	1,000.00	1,016.14	9.07	1.79%
Money Market ProFund—Class A	1,000.00	1,019.51	5.69	1.12%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

iii

PROFUNDS

Money Market ProFund

Statement of Assets and Liabilities
December 31, 2008
Assets:
Investment in Cash Management Portfolio, at value	$729,641,666
Receivable for capital shares issued	29,003,029
Treasury Guarantee Program fees (See Note 6)	107,040
Prepaid expenses	31,225

Total Assets	758,782,960

Liabilities:
Payable for capital shares redeemed	53,063,102
Management services fees payable	205,428
Administration fees payable	18,549
Distribution and services fees payable—Service Class	63,578
Distribution and services fees payable—Class A	587
Trustee fees payable	3,350
Transfer agency fees payable	533,309
Compliance services fees payable	15,790
Service fees payable	16,766
Other accrued expenses	87,732

Total Liabilities	54,008,191

Net Assets	$704,774,769

Net Assets consist of:
Capital	$705,051,272
Accumulated net investment income	(56,622)
Accumulated net realized gains (losses) on investments	(219,881)

Net Assets	$704,774,769

Investor Class:
Net Assets	$580,465,279
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	580,727,136
Net Asset Value (offering and redemption price per share)	$1.00

Service Class:
Net Assets	$123,685,474
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	123,665,389
Net Asset Value (offering and redemption price per share)	$1.00

Class A:
Net Assets	$624,016
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	622,695
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2008
Investment Income:
Interest	$21,208,614	(a)
Expenses(b)	(930,164	)(a)

Net Investment Income	20,278,450

Expenses:
Management services fees	2,536,053
Administration fees	194,147
Distribution and services fees—Service Class	1,057,862
Distribution and services fees—Class A	4,268
Transfer agency fees	1,726,411
Administrative services fees	148,547
Registration and filing fees	75,434
Custody fees	41
Fund accounting fees	10,000
Treasury Guarantee Program fees (See Note 6)	90,687
Trustee fees	15,392
Compliance services fees	21,722
Service fees	159,553
Other fees	171,721

Total Net Expenses	6,211,838

Net Investment Income	14,066,612

Realized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(219,881	)(a)

Change in Net Assets Resulting from Operations	$13,846,731

(a)	Allocated from Cash Management Portfolio
(b)	For the year ended December 31, 2008, the Advisor to the Cash Management Portfolio waived fees, of which $278,906 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

PROFUNDS

Money Market ProFund

Statements of Changes in Net Assets
	For the year ended December 31, 2008	For the year ended December 31, 2007
From Investment Activities:
Operations:
Net investment income	$14,066,612	$28,914,899
Net realized gains (losses) on investments	(219,881)	24,109

Change in net assets resulting from operations	13,846,731	28,939,008

Distributions to Shareholders From:
Net investment income
Investor Class	(12,645,902)	(25,755,493)
Service Class	(1,143,610)	(3,399,194)
Class A	(28,204)	(36,656)

Change in net assets resulting from distributions	(13,817,716)	(29,191,343)

Capital Transactions:
Proceeds from shares issued
Investor Class	11,268,666,939	11,080,459,549
Service Class	1,058,660,732	1,030,947,014
Class A	5,515,293	5,628,261
Dividends reinvested
Investor Class	12,525,808	26,996,688
Service Class	1,091,665	3,562,910
Class A	28,122	37,708
Value of shares redeemed
Investor Class	(11,295,799,091)	(11,023,847,117)
Service Class	(1,043,266,895)	(1,002,994,122)
Class A	(7,096,725)	(3,979,162)

Change in net assets resulting from capital transactions	325,848	116,811,729

Change in net assets	354,863	116,559,394
Net Assets:
Beginning of period	704,419,906	587,860,512

End of period	$704,774,769	$704,419,906

Accumulated net investment income	$(56,622)	$(305,518)

Share Transactions:
Issued
Investor Class	11,268,666,891	11,080,459,555
Service Class	1,058,660,732	1,030,947,014
Class A	5,515,293	5,628,261
Reinvested
Investor Class	12,525,808	26,996,688
Service Class	1,091,665	3,562,910
Class A	28,122	37,708
Redeemed
Investor Class	(11,295,799,091)	(11,023,847,117)
Service Class	(1,043,266,895)	(1,002,994,122)
Class A	(7,096,725)	(3,979,162)

Change in shares	325,800	116,811,735

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a),(b)		Net Expenses(a),(b)	Net Investment Income(a),(b)	Net Assets, End of Period (000’s)
Money Market ProFund
Investor Class
Year Ended December 31, 2008	$1.000	0.021	— (c	)	0.021	(0.021)	(0.021)	$1.000	2.08%		0.84	%(d)	0.84%	2.09%	$580,465
Year Ended December 31, 2007	$1.000	0.045	— (c	)	0.045	(0.045)	(0.045)	$1.000	4.63%		0.83	%(e)	0.83%	4.50%	$595,106
Year Ended December 31, 2006	$1.000	0.042	— (c	)	0.042	(0.042)	(0.042)	$1.000	4.25%		0.85%		0.85%	4.19%	$511,709
Year Ended December 31, 2005	$1.000	0.024	— (c	)	0.024	(0.024)	(0.024)	$1.000	2.46%		0.85%		0.85%	2.43%	$515,282
Year Ended December 31, 2004	$1.000	0.006	— (c	)	0.006	(0.006)	(0.006)	$1.000	0.61%		0.82%		0.82%	0.59%	$447,156
Service Class
Year Ended December 31, 2008	$1.000	0.011	— (c	)	0.011	(0.011)	(0.011)	$1.000	1.09%		1.80	%(d)	1.80%	1.13%	$123,685
Year Ended December 31, 2007	$1.000	0.035	— (c	)	0.035	(0.035)	(0.035)	$1.000	3.59%		1.83	%(e)	1.83%	3.50%	$107,138
Year Ended December 31, 2006	$1.000	0.032	— (c	)	0.032	(0.032)	(0.032)	$1.000	3.22%		1.85%		1.85%	3.19%	$75,663
Year Ended December 31, 2005	$1.000	0.014	— (c	)	0.014	(0.014)	(0.014)	$1.000	1.45%		1.85%		1.85%	1.43%	$111,158
Year Ended December 31, 2004	$1.000	0.001	— (c	)	0.001	(0.001)	(0.001)	$1.000	0.08%		1.33%		1.33%	0.08%	$62,857
Class A
Year Ended December 31, 2008	$1.000	0.018	— (c	)	0.018	(0.018)	(0.018)	$1.000	1.78%		1.09	%(d)	1.09%	1.84%	$624
Year Ended December 31, 2007	$1.000	0.043	— (c	)	0.043	(0.043)	(0.043)	$1.000	4.37%		1.08	%(e)	1.08%	4.25%	$2,175
July 3, 2006 through December 31, 2006(f)	$1.000	0.020	— (c	)	0.020	(0.020)	(0.020)	$1.000	2.03	%(g)	1.10%		1.10%	3.94%	$489

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)	Amount is less than $0.0005.
(d)

For the year ended December 31, 2008, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rated basis. The corresponding impact to the gross expense ratio would be an increase of 0.04%, if included.

(e)

For the year ended December 31, 2007, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rated basis. The corresponding impact to the gross expense ratio would be an increase of 0.02%, if included.

(f)	Period from commencement of operations.
(g)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

December 31, 2008

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund offers three classes of shares: the Investor Class, Service Class and Class A. The ProFund is a feeder fund in a Master-Feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Asset Management, Inc. and has the same investment objective as the ProFund. The percentage of the Portfolio’s interests owned by the ProFund as of December 31, 2008 was approximately 2.5%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund. However, based on experience, the ProFund expects any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the ProFund adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. Valuation of securities held by the Portfolio is discussed in Note A of the notes to financial statements of the Portfolio included elsewhere in this report.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

In addition to the ProFund included in this report, ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each additional active Funds in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income and expenses of the ProFund (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2008

temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFund’s net assets or results of operations during the year end December 31, 2008.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFund’s derivative and hedging activities, including how such activities are accounted for and their effect on the ProFund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFund’s financial statements and related disclosures.

3.	Investment Valuation Summary

The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of December 31, 2008, the ProFund’s $729,641,666 investment in the Portfolio is based on Level 2 inputs as defined above.

4.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. Deutsche Asset Management, Inc. (“DeAM”) is the investment advisor to the Portfolio in which the ProFund invests its assets. DeAM has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trusts’ aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2008

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. Prior to February 29, 2008, the Distributor received an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts for providing the distribution entity and infrastructure related platform. During the period from January 1, 2008 to February 28, 2008, the Distributor was paid its annual fee from fees already accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. Under this agreement, the Advisor may receive 0.35% of the ProFund’s average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for distribution-related activities and/or shareholder services with respect to Service Class shares.

During the year ended December 31, 2008, the Money Market ProFund paid an amount less than 1.00% on an annualized basis of the average daily net assets attributed to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Had the Money Market ProFund paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $1,104,983 for the year ended December 31, 2008.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of the ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

The Advisor or other parties may voluntarily waive or reimburse fees at their discretion. Any voluntary waivers or reimbursements are not subject to recoupment in subsequent years and may be stopped at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $138,000 ($276,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended December 31, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for its related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

5.	Federal Income Tax Information

As of the latest tax year of December 31, 2008, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Expires 12/31/16
Money Market ProFund	$219,881

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2008

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008, which may differ from the amounts noted in the Statements of Changes in Net Assets because of tax rules, were as follows:

	Ordinary Income	Total Distributions Paid

Money Market ProFund	$13,817,716	$13,817,716

The tax character of dividends declared to shareholders during the tax year ended December 31, 2007 were as follows:

	Ordinary Income	Total Distributions Paid

Money Market ProFund	$28,873,604	$28,873,604

At December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

Money Market ProFund	$—	$—	$(56,622)	$(219,881)	$—	$(276,503)

At December 31, 2008, the cost and unrealized appreciation (depreciation) on securities, for federal income tax purposes, were as follows:

	Tax Cost	Net Unrealized Appreciation (Depreciation)

Money Market ProFund	$729,641,666	$—

6.	Participation in the U.S. Department of Treasury’s Guarantee Program for Money Market Funds

The Board of Trustees of ProFunds approved the participation of the Money Market ProFund (the “Fund”) in the initial term of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008.

Under the Program, the United States Department of the Treasury (the “Treasury”) will guarantee, subject to certain conditions and limitations, the Fund’s $1.00 share price for, at most, the number of outstanding shares held by a shareholder as of September 19, 2008. Such conditions and limitations include the following:

•

For each shareholder of the Fund, the Program provides coverage in the event that the net asset value of any Fund share class becomes less than $0.995 (the “Guarantee Event”) and the Fund promptly liquidates thereafter for the lesser of: (i) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008; or (ii) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

•	The Program does not cover investors who were not shareholders of the Fund on September 19, 2008.

•

The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

•	The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

Participation in the Program required a payment to the U.S. Department of the Treasury in the amount of $79,091, which represented 0.01% based on the net asset value of the Fund as of September 19, 2008. This payment covered participation in the Program until December 18, 2008 and was expensed by the Fund through that date. Amounts expensed during the year ended December 31, 2008 are reflected on the Statements of Operations as “Treasury Guarantee Program fees.”

The Program was subsequently extended by the Treasury Department through April 30, 2009, and the Board of Trustees of the Fund approved the continued participation by the Fund in the extended Program. The terms of the extended Program are essentially the same as the Program providing protection through April 30, 2009, as well as the extended Program participation fee which represented 0.015% based on the net asset value of the Fund as of September 19, 2008. The payment amounted to $118,636 and is being expensed from December 19, 2008 through April 30, 2009.

If the Program is further extended, the Fund will consider whether to continue to participate. If the Program is extended beyond that date and the Fund decides to participate, additional payments may be required. This expense will be borne by the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Money Market ProFund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market ProFund (the “Fund”) at December 31, 2008, and the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended December 31, 2008 and each of the two years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund for the year ended December 31, 2006 were audited by other auditors whose report dated February 27, 2007 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Columbus, Ohio

February 27, 2009

PROFUNDS TRUST

Board Approval of Investment Advisory Agreements (unaudited)

December 31, 2008

At a meeting held on September 15, 2008, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) with respect to each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; and (ix) information regarding trade allocation and best execution. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreements with those under other investment advisory contracts; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the investment performance of the Funds and the Advisor; (v) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment Advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee, if any. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

PROFUNDS TRUST

Board Approval of Investment Advisory Agreements (unaudited) (continued)

December 31, 2008

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2008. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2008. The Board further reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board considered certain non-advisory services provided to the Funds by the Advisor under a separate Management Services Agreement. The Board also considered indirect, or “fall-out” benefits that both the Advisor and ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, derived from their relationship to the Funds, including payments to PDI supporting the marketing of the funds that are made by the advisor of the Cash Management Portfolio, in which substantially all of the assets of the Money Market ProFund are invested. In addition, the Board considered the payments by the Funds of Rule 12b-1 fees to financial institutions or securities industry professionals, including PDI.

Economies of Scale

The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor. The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it intends to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Trustees and Officers

(unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorship Held by Trustee
Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007); Managing Director (March 1993 to April 2004).	ProFunds (112); Access One Trust (3); ProShares Trust (64)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (64)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); Chief Executive Officer of ProShare Advisors LLC (November 2005 to present) and ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (64)	None

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Trustees and Officers (continued)

(unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (May 1997 to present); ProShare Advisors LLC (November 2005 to present) and ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer, ProShare Advisors LLC (December 2004 to present); Chief Compliance Officer of the Distributor (March 2008 to present).

Stephenie E. Adams 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 4/69	Acting Secretary Assistant Secretary	Indefinite; September 2007 to present April 2006 to September 2007	Vice President Corporate Development of the Advisor (January 2007 to present); Acting Secretary of ProShare Advisors, LLC (September 2007 to present); Assistant Vice President of the Advisor (December 2002 to December 2006).

Jack P. Huntington 100 Summer Street, Suite 1500 Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/71	Treasurer	Indefinite; June 2002 to present	Senior Vice President of Fund Administration, Citi Fund Services Ohio, Inc. (April 2002 to present).

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President of Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2008

Certificates of Deposit and Bank Notes 20.6%
	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA: 3.09%, 3/9/2009	$120,000,000	$120,001,100
3.1%, 1/12/2009	250,000,000	250,205,767
Bank of America NA, 3.7%, 4/3/2009	25,000,000	24,763,611
Bank of Nova Scotia, 3.35%, 1/23/2009	148,500,000	148,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.: 1.25%, 3/31/2009	350,000,000	350,000,000
1.85%, 2/12/2009	420,000,000	420,000,000
Barclays Bank PLC: 3.17%, 2/19/2009	200,000,000	200,000,000
3.18%, 3/3/2009	75,000,000	75,000,000
BNP Paribas: 1.78%, 3/12/2009	250,000,000	250,000,000
3.08%, 3/5/2009	50,000,000	50,000,000
Calyon: 1.15%, 2/2/2009	400,000,000	400,000,000
2.2%, 3/11/2009	52,000,000	52,070,452
3.05%, 2/5/2009	10,000,000	9,998,945
3.13%, 1/12/2009	2,500,000	2,500,020
3.14%, 3/5/2009	150,000,000	150,000,000
Canadian Imperial Bank of Commerce: 1.68%, 2/10/2009	300,000,000	300,000,000
3.67%, 1/21/2009	350,000,000	350,001,926
DNB NOR Bank ASA: 3.07%, 3/9/2009	212,600,000	212,600,000
3.7%, 1/23/2009	215,750,000	215,750,000
HSBC Bank PLC, 0.55%, 1/20/2009	50,000,000	50,000,000
Metropolitan Life Global Funding I, 144A, 3.8%, 1/20/2009	91,500,000	91,500,000
Mizuho Corporate Bank Ltd.: 1.21%, 3/23/2009	126,250,000	126,252,832
2.19%, 3/12/2009	500,000,000	500,009,669
Nordea Bank Finland PLC, 2.51%, 6/5/2009	98,000,000	98,066,398
Rabobank Nederland NV, 3.0%, 2/26/2009	127,750,000	127,750,000
Svenska Handelsbanken AB: 1.35%, 3/31/2009	238,000,000	238,499,507
1.985%, 3/11/2009	350,000,000	350,003,338
2.0%, 3/12/2009	305,000,000	305,135,518
2.05%, 3/11/2009	130,000,000	130,012,396
Toronto-Dominion Bank, 2.0%, 5/12/2009	244,000,000	244,000,000
Westpac Banking Corp., 1.2%, 4/13/2009	270,000,000	270,000,000

TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES (Cost $6,112,621,479)		6,112,621,479

Commercial Paper 41.7%
Issued at Discount**
Alcon Capital Corp.: 2.25%, 1/21/2009	100,000,000	99,875,000
2.5%, 5/8/2009	50,000,000	49,559,028

Commercial Paper, continued
	Principal Amount	Value
Alpine Securitization: 0.25%, 1/20/2009	$50,000,000	$49,993,403
1.0%, 1/28/2009	50,000,000	49,962,500
1.35%, 1/12/2009	300,000,000	299,876,250
1.35%, 1/23/2009	375,000,000	374,690,625
ASB Finance Ltd., 3.1%, 3/6/2009	100,000,000	99,448,889
AT&T Inc.: 0.1%, 1/14/2009	5,000,000	4,999,819
0.18%, 1/29/2009	45,000,000	44,993,700
0.75%, 1/7/2009	100,000,000	99,987,500
Atlantic Asset Securitization LLC, 0.7%, 1/12/2009	30,000,000	29,993,583
Australia & New Zealand Banking Group Ltd., 2.2%, 2/6/2009	110,000,000	109,758,000
Bank of America Corp., 3.1%, 2/12/2009	66,500,000	66,259,492
BNP Paribas Finance, Inc., 0.935%, 3/30/2009	500,000,000	498,857,222
BP Capital Markets PLC: 1.285%, 3/5/2009	200,000,000	199,550,250
1.3%, 3/16/2009	125,000,000	124,665,972
Calyon North America, Inc., 0.26%, 1/30/2009	142,000,000	141,970,259
Cancara Asset Securitisation LLC, 0.95%, 1/9/2009	200,000,000	199,957,778
Coca-Cola Co., 1.45%, 2/11/2009	200,000,000	199,669,722
Colgate-Palmolive Co.: 0.05%, 1/6/2009	50,000,000	49,999,653
0.05%, 1/9/2009	6,900,000	6,899,923
0.08%, 1/30/2009	44,000,000	43,997,164
0.09%, 1/14/2009	30,000,000	29,999,025
Danske Corp., 3.81%, 1/28/2009	110,700,000	110,383,675
DnB NOR Bank ASA, 2.0%, 3/13/2009	390,000,000	388,461,667
Eli Lilly & Co., 1.45%, 2/17/2009	100,000,000	99,810,694
European Investment Bank: 0.85%, 6/11/2009	320,000,000	318,783,556
1.775%, 3/6/2009	200,000,000	199,368,889
General Electric Co.: 1.2%, 8/31/2009	200,000,000	198,386,667
2.84%, 2/4/2009	300,000,000	299,195,333
2.84%, 2/6/2009	225,000,000	224,361,000
3.35%, 4/20/2009	225,000,000	222,717,813
Gotham Funding Corp.: 1.35%, 3/4/2009	100,000,000	99,767,500
1.5%, 1/7/2009	19,000,000	18,995,250
1.6%, 1/16/2009	172,954,000	172,838,697
ING (US) Funding LLC, 0.5%, 1/9/2009	100,000,000	99,988,889
Johnson & Johnson: 2.2%, 1/29/2009	100,000,000	99,828,889
2.25%, 1/20/2009	100,000,000	99,881,250
2.25%, 1/23/2009	50,000,000	49,931,250

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2008

Commercial Paper, continued
	Principal Amount	Value
Jupiter Securitization Co., LLC, 1.2%, 1/14/2009	$25,033,000	$25,022,152
Kingdom of Denmark: 0.75%, 4/22/2009	131,000,000	130,697,063
0.77%, 4/24/2009	250,000,000	249,395,764
Kreditanstalt fuer Wiederaufbau, 1.05%, 3/4/2009	1,500,000	1,497,288
Liberty Street Funding LLC: 1.75%, 3/13/2009	50,000,000	49,827,431
2.15%, 2/13/2009	32,000,000	31,917,822
Market Street Funding LLC: 2.0%, 3/5/2009	120,000,000	119,580,000
2.4%, 3/16/2009	350,000,000	348,273,333
Microsoft Corp.: 0.1%, 2/27/2009	15,460,000	15,457,552
0.15%, 3/13/2009	7,000,000	6,997,929
0.15%, 3/19/2009	4,000,000	3,998,717
Nestle Capital Corp., 2.5%, 5/5/2009	50,000,000	49,569,444
Nieuw Amsterdam Receivables Corp.: 1.7%, 1/15/2009	245,000,000	244,838,028
2.0%, 1/5/2009	200,000,000	199,955,556
Park Avenue Receivables Corp.: 1.1%, 1/14/2009	50,072,000	50,052,110
1.2%, 1/21/2009	25,000,000	24,983,333
Pfizer, Inc.: 0.5%, 5/11/2009	50,000,000	49,909,722
1.15%, 4/6/2009	112,000,000	111,660,111
1.3%, 4/15/2009	290,000,000	288,910,889
2.52%, 3/2/2009	50,000,000	49,790,000
Procter & Gamble Co.: 1.2%, 2/11/2009	32,000,000	31,956,267
1.3%, 1/30/2009	100,000,000	99,895,278
1.6%, 2/11/2009	40,000,000	39,927,111
2.0%, 2/26/2009	15,000,000	14,953,333
Procter & Gamble International Funding SCA: 0.35%, 4/3/2009	100,000,000	99,910,556
1.05%, 1/23/2009	50,000,000	49,967,917
1.1%, 3/16/2009	100,000,000	99,773,889
1.15%, 3/16/2009	50,000,000	49,881,806
1.18%, 1/23/2009	50,000,000	49,963,944
1.4%, 3/4/2009	86,000,000	85,792,644
2.23%, 1/29/2009	30,000,000	29,947,967
2.23%, 2/6/2009	80,000,000	79,821,600
2.23%, 2/12/2009	60,000,000	59,843,900
2.23%, 2/20/2009	100,000,000	99,690,278
2.23%, 2/26/2009	10,000,000	9,965,311
Romulus Funding Corp., 1.0%, 1/2/2009	84,770,000	84,767,645
Royal Bank of Canada, 0.07%, 1/30/2009	100,000,000	99,994,361
Sanpaolo IMI US Financial Co., 0.34%, 2/2/2009	400,000,000	399,879,111
Sheffield Receivables Corp., 1.5%, 1/8/2009	150,000,000	149,956,250
Shell International Finance BV: 1.75%, 4/30/2009	113,000,000	112,346,326

Commercial Paper, continued
	Principal Amount	Value
2.1%, 5/1/2009	$100,000,000	$99,300,000
2.4%, 5/11/2009	62,000,000	61,462,667
Siemens Capital Co., LLC, 0.95%, 3/2/2009	100,000,000	99,841,667
Societe Generale North America, Inc., 1.705%, 3/27/2009	400,000,000	398,389,722
Starbird Funding Corp.: 1.85%, 3/23/2009	76,000,000	75,683,650
1.85%, 3/25/2009	63,000,000	62,731,288
1.9%, 3/19/2009	103,000,000	102,581,419
2.3%, 1/5/2009	30,000,000	29,992,333
2.45%, 3/9/2009	100,000,000	99,544,028
Tempo Finance Corp., 2.05%, 1/8/2009	150,000,000	149,940,208
Thunder Bay Funding LLC: 0.5%, 1/20/2009	70,490,000	70,471,398
1.3%, 3/2/2009	98,561,000	98,347,451
1.35%, 1/23/2009	41,588,000	41,553,690
1.45%, 3/20/2009	34,592,000	34,483,323
4.25%, 1/23/2009	84,769,000	84,548,836
Toronto Dominion Holdings (USA), Inc., 3.72%, 2/23/2009	300,000,000	298,357,000
Toyota Motor Credit Corp.: 0.45%, 1/16/2009	20,000,000	19,996,250
0.75%, 2/3/2009	115,000,000	114,920,937
2.1%, 4/1/2009	210,000,000	208,897,500
2.1%, 4/2/2009	250,000,000	248,672,917
3.4%, 1/26/2009	220,000,000	219,480,556
Victory Receivables Corp.: 1.05%, 2/23/2009	90,000,000	89,860,875
1.25%, 1/20/2009	111,897,000	111,823,179
1.65%, 1/23/2009	161,910,000	161,746,741

TOTAL COMMERCIAL PAPER (Cost $12,360,863,149)		12,360,863,149

Government & Agency Obligations 2.5%
US Government Sponsored Agencies 2.4%
Federal Home Loan Bank: 0.04%**, 1/6/2009	10,656,000	10,655,941
0.15%**, 1/23/2009	5,000,000	4,999,542
2.2%, 4/1/2009	20,000,000	20,083,846
2.61%, 6/3/2009	30,000,000	30,000,000
Federal Home Loan Mortgage Corp.: 0.55%**, 8/3/2009	365,000,000	363,806,653
5.0%, 1/16/2009	40,000,000	40,035,962
Federal National Mortgage Association: 0.5%**, 7/1/2009	190,700,000	190,220,601
0.5%**, 7/20/2009	60,000,000	59,833,333

		719,635,878

US Treasury Obligations 0.1%
US Treasury Bills: 0.065%**, 2/12/2009	3,606,000	3,605,727
0.1%**, 6/11/2009	4,776,000	4,773,864
0.145%**, 6/18/2009	2,411,000	2,409,369

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2008

Government & Agency Obligations, continued
	Principal Amount	Value
0.22%**, 6/25/2009	$3,371,000	$3,367,395
0.645%**, 5/15/2009	10,400,000	10,375,031
1.07%**, 1/15/2009	1,734,000	1,733,278

		26,264,664

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $745,900,542)		745,900,542

Short Term Notes* 11.3%
Abbey National Treasury Services PLC:
0.881%, 4/24/2009	125,500,000	125,500,000
1.435%, 2/13/2009	50,000,000	50,000,000
2.417%, 2/20/2009	187,250,000	187,250,000
American Honda Finance Corp., 144A, 1.596%, 3/25/2009	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd.: 144A, 2.409%, 7/10/2009	96,000,000	96,000,000
144A, 2.426%, 7/2/2009	199,350,000	199,347,438
Bank of America NA, 144A, 4.35%, 7/6/2009	195,000,000	195,000,000
Bank of Scotland PLC, 2.916%, 6/5/2009	123,250,000	123,250,000
Barclays Bank PLC, 0.097%, 2/27/2009	30,000,000	30,000,000
BNP Paribas, 2.445%, 5/13/2009	84,100,000	84,100,000
Calyon, 1.025%, 1/16/2009	200,000,000	200,018,750
Credit Agricole SA, 144A, 1.775%, 7/22/2009	296,500,000	296,500,000
General Electric Co., 0.501%, 9/24/2009	135,000,000	135,000,000
ING Bank NV, 144A, 1.716%, 3/26/2009	84,000,000	84,000,000
Intesa Sanpaolo SpA, 1.695%, 5/13/2009	125,000,000	125,000,000
Metropolitan Life Global Funding I: 144A, 4.57%, 5/11/2009	66,500,000	66,500,000
144A, 5.193%, 4/13/2009	35,000,000	35,000,000
National Australia Bank Ltd.: 144A, 2.438%, 2/19/2009	179,750,000	179,750,000
4.543%, 4/7/2009	125,750,000	125,750,000
Natixis, 2.442%, 4/6/2009	268,500,000	268,500,000
Procter & Gamble International Funding SCA, 2.308%, 2/19/2009	64,000,000	64,000,000
Rabobank Nederland NV, 144A, 2.577%, 10/9/2009	179,250,000	179,250,000
Royal Bank of Canada, 144A, 1.595%, 7/15/2009	171,500,000	171,500,214
Svenska Handelsbanken AB, 144A, 3.885%, 5/26/2009	25,000,000	25,000,000

Short Term Notes*, continued
	Principal Amount	Value
Toyota Motor Credit Corp.: 0.36%, 3/12/2009	$110,000,000	$110,000,000
0.36%, 3/19/2009	100,000,000	100,000,000

TOTAL SHORT TERM NOTES (Cost $3,356,216,402)		3,356,216,402

Time Deposits 13.0%
ABN AMRO Bank NV, 0.005%, 1/2/2009	600,000,000	600,000,000
Bank of the West, 0.01%, 1/2/2009	284,000,000	284,000,000
Canadian Imperial Bank of Commerce, 0.01%, 1/2/2009	30,000,000	30,000,000
ING Bank NV: 0.02%, 1/2/2009	126,000,000	126,000,000
KBC Bank NV, Zero Coupon, 1/2/2009	1,200,000,000	1,200,000,000
National Bank of Canada, 0.03%, 1/2/2009	98,000,000	98,000,000
Royal Bank of Canada, 0.01%, 1/2/2009	154,000,000	154,000,000
Societe Generale, 0.02%, 1/2/2009	60,000,000	60,000,000
UBS AG, Zero Coupon, 1/2/2009	1,300,000,000	1,300,000,000

TOTAL TIME DEPOSITS (Cost $3,852,000,000)		3,852,000,000

Municipal Bonds and Notes 0.7%
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 1.15%***, 10/1/2034, Bank of America NA(a)	58,250,000	58,250,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series X, 1.65%***, 10/1/2028, TD Bank NA(a)	12,260,000	12,260,000
New York, NY, General Obligation, Series J14, 3.75%***, 8/1/2019	41,855,000	41,855,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 0.9%***, 9/1/2036	45,000,000	45,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 2.25%***, 3/1/2033	38,000,000	38,000,000

TOTAL MUNICIPAL BONDS AND NOTES (Cost $195,365,000)		195,365,000

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2008

Repurchase Agreements 10.1%
	Principal Amount	Value
Banc of America Securities LLC, 0.08%, dated 12/31/2008, to be repurchased at $525,002,333 on 1/2/2009(b)	$525,000,000	$525,000,000
BNP Paribas, 0.005%, dated 12/31/2008, to be repurchased at $600,000,167 on 1/2/2009(c)	600,000,000	600,000,000
The Goldman Sachs & Co., 0.005%, dated 12/31/2008, to be repurchased at $144,657,040 on 1/2/2009(d)	144,657,000	144,657,000
The Goldman Sachs & Co., 0.04%, dated 12/31/2008, to be repurchased at $673,361,496 on 1/2/2009(e)	673,360,000	673,360,000
The Goldman Sachs & Co., 0.04%, dated 12/31/2008, to be repurchased at $1,050,005,833 on 1/5/2009(f)	1,050,000,000	1,050,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,993,017,000)		2,993,017,000

	% of Net Assets	Value
TOTAL INVESTMENT PORTFOLIO (Cost $29,615,983,572)[	99.9	$29,615,983,572
Other Assets and Liabilities, Net	0.1	37,205,958

NET ASSETS	100.0	$29,653,189,530

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2008.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2008.
[	The cost for federal income tax purposes was $29,615,983,572.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,102,245	Federal Home Loan Mortgage Corp.	5.0	7/1/2035	25,750,000
501,130,382	Federal National Mortgage Association	5.0	7/1/2035	515,000,000

Total Collateral Value				540,750,000

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
384,593,045	US Treasury STRIPS	Zero Coupon	8/15/2010-11/15/2021	288,310,797
302,795,200	US Treasury Inflation-Indexed Bond	1.875	7/15/2015	323,689,253

Total Collateral Value				612,000,050

(d)	Collateralized by $104,092,000 US Treasury Bond, 6.25%, maturing on 8/15/2023 with a value of $147,550,150.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
400,980,861	Federal National Mortgage Association	5.0-6.0	10/1/2037-12/1/2038	413,302,208
266,294,342	Federal Home Loan Mortgage Corp.	5.0-5.5	3/1/2037-12/1/2038	273,524,992

Total Collateral Value				686,827,200

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,025,844,952	Federal National Mortgage Association	5.0-6.0	4/1/2035-12/1/2038	1,055,710,960
14,770,950	Federal Home Loan Mortgage Corp.	6.0	12/1/2038	15,289,041

Total Collateral Value				1,071,000,001

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2008

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$—
Level 2	29,615,983,572
Level 3	—

Total	$29,615,983,572

See accompanying notes to the financial statements.

Cash Management Portfolio

Statement of Assets and Liabilities
as of December 31, 2008
Assets
Investments in securities, valued at amortized cost	$26,622,966,572
Repurchase agreements, valued at amortized cost	2,993,017,000
Cash	52,827,101
Interest receivable	37,091,083
Other assets	735,942

Total assets	29,706,637,698

Liabilities
Payable for investments purchased	50,106,119
Accrued advisory fee	2,022,436
Other accrued expenses and payables	1,319,613

Total liabilities	53,448,168

Net assets, at value	$29,653,189,530

Statement of Operations
for the year ended December 31, 2008
Investment Income
Income:
Interest	$968,703,648

Expenses:
Advisory fee	40,442,627
Administration fee	9,745,032
Custodian fee	1,130,011
Professional fees	417,104
Trustees’ fees and expenses	1,236,792
Other	1,058,013

Total expenses before expense reductions	54,029,579

Expense reductions	(12,491,030)

Total expenses after expense reductions	41,538,549

Net investment income	927,165,099

Net realized gain (loss)	(6,875,939)

Net increase (decrease) in net assets resulting from operations	$920,289,160

See accompanying notes to the financial statements.

Cash Management Portfolio

Statement of Changes in Net Assets
	Years Ended December 31,
	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$927,165,099	$1,079,019,089
Net realized gain (loss)	(6,875,939)	840,140

Net increase (decrease) in net assets resulting from operations	920,289,160	1,079,859,229

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	373,665,603,010	284,201,163,257
Value of capital withdrawn	(378,671,753,786)	(260,418,815,249)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(5,006,150,776)	23,782,348,008
Increase (decrease) in net assets	(4,085,861,616)	24,862,207,237

Net assets at beginning of period	33,739,051,146	8,876,843,909

Net assets at end of period	$29,653,189,530	$33,739,051,146

See accompanying notes to the financial statements.

Cash Management Portfolio

Financial Highlights
	Years Ended December 31,
	2008	2007	2006	2005	2004
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29,653	33,739	8,877	9,931	9,812

Ratio of expenses before expense reductions (%)	.17	.17	.20	.21	.21

Ratio of expenses after expense reductions (%)	.13	.14	.18	.18	.18

Ratio of net investment income (%)	2.85	5.14	4.83	3.08	1.22

Total Return (%)(a),(b)	2.81	5.31	4.97	3.15	1.26

(a)	Total return would have been lower had certain expenses not been reduced.
(b)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

See accompanying notes to the financial statements.

Cash Management Portfolio

Notes to Financial Statements

December 31, 2007

A.	Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York business trust.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio’s securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” effective at the beginning of the Portfolio’s fiscal year. Disclosure about the classification of fair value measurements is included at the end of the Portfolio’s Investment Portfolio.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B.	Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”) is an indirect, wholly owned subsidiary of Deutsche Bank AG, and the Advisor for the master portfolio.

Under the Advisor Agreement, the Portfolio pays the Advisor a monthly advisory fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.150%
Next $4.5 billion of such net assets	.133%
Over $7.5 billion of such net assets	.120%

Cash Management Portfolio

Notes to Financial Statements (continued)

December 31, 2007

For the period from January 1, 2008 through July 29, 2010, the Advisor has contractually agreed to reimburse or pay certain operating expenses at 0.15% of the Portfolio’s average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the period from January 1, 2008 through February 4, 2008, the Advisor had voluntarily agreed to maintain total operating expenses at 0.11% of the Portfolio’s average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). For the period from February 5, 2008 through December 31, 2008, the Advisor has voluntarily agreed to maintain total operating expenses at 0.13% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). The amount of the waiver and whether the Advisor and Administrator waive a portion of its fee may vary at any time without notice to shareholders.

Accordingly, for the year ended December 31, 2008, the Portfolio incurred an advisory fee equivalent to the following annual effective rate of the Portfolio’s average daily net assets:

	Total Aggregated	Waived	Annual Effective Rate
Cash Management Portfolio	$40,442,627	$12,102,098.09%

Administration Fee. Pursuant to an Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2008, the Advisor received an Administration fee of $9,745,032, of which $730,622 is unpaid.

Trustees’/Directors’ Fees and Expenses. The Portfolio paid each Trustee/Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the Board consolidation on April 1, 2008, of the two DWS Portfolios’ Boards of Trustees/Directors, certain Independent Board Members retired prior to their normal retirement date and received a one-time retirement benefit. DIMA has agreed to reimburse the Portfolios for the cost of this benefit. During the period ended December 31, 2008, the Portfolio paid its allocated portion of the retirement benefit of $182,019 to the non-continuing Independent Board Members, and the Portfolio was reimbursed by DIMA for this payment.

C.	Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended December 31, 2008, the Portfolio’s custodian fee was reduced by $206,913 for custody credits earned.

D.	Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $490 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Portfolios Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

Cash Management Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the “Portfolio”) at December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2009

This Page Intentionally Left Blank

ProFunds are distributed by ProFunds Distributors, Inc.

ProFunds®

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12/08

Not just funds, ProFundsSM

Classic ProFunds VP
Bull
Mid-Cap
Small-Cap
Dow 30
NASDAQ-100
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
International
Emerging Markets
Japan

Ultra ProFunds VP
UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraNASDAQ-100

Inverse ProFunds VP
Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short NASDAQ-100
Short International
Short Emerging Markets
UltraShort Dow 30
UltraShort NASDAQ-100

Sector ProFunds VP
Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

Non-Equity ProFunds VP
U.S. Government Plus
Rising Rates Opportunity
Falling U.S. Dollar

Money Market ProFund VP
Money Market

Annual Report
December 31, 2008

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
11	ProFund VP Mid-Cap
16	ProFund VP Small-Cap
28	ProFund VP Dow 30
33	ProFund VP NASDAQ-100
39	ProFund VP Large-Cap Value
48	ProFund VP Large-Cap Growth
56	ProFund VP Mid-Cap Value
64	ProFund VP Mid-Cap Growth
72	ProFund VP Small-Cap Value
81	ProFund VP Small-Cap Growth
89	ProFund VP Asia 30
95	ProFund VP Europe 30
101	ProFund VP International
106	ProFund VP Emerging Markets
111	ProFund VP Japan
116	ProFund VP UltraBull
126	ProFund VP UltraMid-Cap
135	ProFund VP UltraSmall-Cap
147	ProFund VP UltraNASDAQ-100
153	ProFund VP Bear
158	ProFund VP Short Mid-Cap
163	ProFund VP Short Small-Cap
168	ProFund VP Short Dow 30
173	ProFund VP Short NASDAQ-100
178	ProFund VP Short International
183	ProFund VP Short Emerging Markets
188	ProFund VP UltraShort Dow 30
193	ProFund VP UltraShort NASDAQ-100
198	ProFund VP Banks
204	ProFund VP Basic Materials
210	ProFund VP Biotechnology
216	ProFund VP Consumer Goods
222	ProFund VP Consumer Services
229	ProFund VP Financials
236	ProFund VP Health Care
242	ProFund VP Industrials
250	ProFund VP Internet
255	ProFund VP Oil & Gas
261	ProFund VP Pharmaceuticals
267	ProFund VP Precious Metals
272	ProFund VP Real Estate
278	ProFund VP Semiconductor
284	ProFund VP Technology
291	ProFund VP Telecommunications
296	ProFund VP Utilities
302	ProFund VP U.S. Government Plus
307	ProFund VP Rising Rates Opportunity
312	ProFund VP Falling U.S. Dollar
318	ProFund VP Money Market

323	Notes to Financial Statements

341	Report of Independent Registered Public Accounting Firm

342	Additional Tax Information

343	Board Approval of Investment Advisory Agreements

345	Expense Examples

348	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds VP for the 12 months ended December 31, 2008.

Stocks hit hard across the board

The past 12 months have been extraordinary, with dramatic declines across virtually all equity market segments. U.S. large-cap stocks fell, with the S&P 500 Index® dropping 36.99%. The Russell 2000® Index, representing small-cap stocks, declined 33.80% and the S&P MidCap 400® Index dropped 36.24%. At the same time, stock market volatility reached extreme levels. The CBOE VIX, a well-known volatility index, reached an all-time high of 80.86 on November 20, 2008.

Nearly all U.S. sectors were hard hit during the period. Basic materials and financials fared worst, each dropping over 50%. Technology, real estate, industrials, and oil and gas each fell more than 35%. Telecommunications, consumer services, utilities, consumer goods and health care also saw significant declines. Only the relatively small biotechnology sector showed positive returns, posting a gain of 3.75%.

International equity indexes also suffered large declines. Developed markets outside the U.S. and Canada lost 43.38% of their value, as measured by the MSCI EAFE® Index. Emerging markets met a similar fate, dropping 48.94%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar strengthen

Investors’ increased desire for safety drove U.S. bonds higher, with the Long Bond gaining 41.81% and the 10-year Treasury adding 22.22% for the period. During the first quarter of 2008, the dollar lost 6.35% against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index. The dollar rose during the subsequent three quarters, more than offsetting the first quarter’s loss. For the full year, the dollar posted an overall gain of 5.99%.

Meeting investors’ needs in uncertain markets

In times like these, many investors are seeking ways to adjust or hedge their market exposures. We’re pleased that you have turned to ProFunds to help meet those needs, and we deeply appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman

All investment performance index figures above reflect total return performance. All sector performance figures above refer to Dow Jones Sector/Industry Indexes. The performance figures above for Treasurys refer to the Ryan Labs 30-year and 10-year indexes. You may not invest directly in an index.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as investment advice.

i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.[1] ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.[2]

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2008:[3]

•
Benchmark Performance:  The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•
The Impact of Leverage on the Funds’ Performance:  The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or greater than –100% of the daily performance of an index (i.e., the Ultra ProFunds VP, VP UltraShort Dow 30, VP UltraShort NASDAQ-100, VP U.S. Government Plus, and VP Rising Rates Opportunity) was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index (i.e. Classic ProFunds VP, VP Bear, VP Short Mid-Cap, VP Short Small Cap, VP Short Dow 30, VP Short NASDAQ-100, VP Short International, VP Short Emerging Markets and VP Falling U.S. Dollar). The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% (i.e., the Inverse ProFunds VP, VP Rising Rates Opportunity, and VP Falling U.S. Dollar) was inversely impacted by the daily performance of the Funds’ underlying indexes.

•
Compounding of Daily Returns and Volatility:  Leveraged and Inverse ProFunds VP are designed to provide either a positive or negative multiple of index performance on a daily basis (before fees and expenses). A common misconception is that the Funds also should provide 200%, –200%, –125% or –100% of index performance over longer periods, such as a week, month or year. However, Fund returns over longer periods are generally less than or greater than the returns that would result from such an expectation.

The hypothetical example below is illustrative. Fund XYZ seeks to double the daily performance of Index XYZ. On each day, Fund XYZ performs in line with its objective (200% of the index’s daily performance). You might expect that over the entire five-day period, the fund’s total return would be double that of the index, but that’s not the case. For the entire period, Index XYZ gained 5.1% while Fund XYZ gained only 9.8%.

		Index XYZ		Fund XYZ

		Level	Daily Performance	Daily Performance	Net Asset Value

	Start	100.0			$100.00
	Day 1	103.0	3.0%	6.0%	$106.00
	Day 2	99.9	–3.0%	–6.0%	$99.64
	Day 3	103.9	4.0%	8.0%	$107.61
	Day 4	101.3	–2.5%	–5.0%	$102.23
	Day 5	105.1	3.7%	7.4%	$109.80

	Total Return		5.1%	9.8%

This is due to several factors, but a significant one is index volatility and its effect on fund compounding. In general, periods of higher index volatility will cause the effect of compounding to be more pronounced, while periods of lower index volatility will produce a more muted or even positive effect.

Index volatility measures how much an index’s value fluctuates, in either direction, over time. A higher volatility means that the index has experienced more dramatic changes in value. A lower volatility means that the index has changed at a steadier pace.

[1]	Other than ProFund VP Money Market.
[2]
A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance does not guarantee future results.
[4]
Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

ii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

To demonstrate this point, in the example above let’s compare Fund XYZ from the previous example to the less volatile (and also hypothetical) Fund ABC, designed to double (200%) the daily performance of Index ABC. At left, the steady uptrend of Index ABC led to a compounding effect (magnified gains upon gains) in Fund ABC that more than doubled the index’s return (10.4% vs. 5.1%). At right, the more volatile Index XYZ led to magnified fund gains and losses, producing less than 200% (9.8% vs. 5.1%). (Remember, you can’t invest directly in an index, and hypothetical fund performance does not reflect fund fees and expenses.)

In the end, the Funds are designed to accomplish their objectives on a daily basis. As a result, you shouldn’t expect the Funds to provide 200%, –200%, –125% or –100% of index performance over longer periods. If you’re interested in more details about the Funds’ longer-term performance, please see the description of correlation risk in the Funds’ prospectus. In addition the Funds’ statement of additional information, contains a deeper discussion of the factors that affect the Funds’ longer-term performance, including three tables that estimate one-year fund performance based on index behavior.

•
Cost of Obtaining Leverage and Inverse Exposure:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•
Equity Dividends and Bond Yields:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

Market Conditions Affecting Benchmark and Fund Performance - All ProFunds VP

General Factors Affecting Benchmark and Fund Performance

Below we review general economic factors and market events, as well as index performance, for the entire year of 2008.

Economy

The U.S. economy faced many challenges over the course of the year and the financial markets were under considerable stress. The housing market contraction and the deteriorating performance of subprime mortgages led to a global credit crisis. Consumer confidence dropped significantly and the unemployment rate rose to 7.2% in December. Gross Domestic Product (GDP) growth declined, going from a growth rate of 0.9% for the first quarter of 2008 to a decrease of –0.5% in the third quarter 2008.

The continued decline of the U.S. housing market triggered rising rates of default and foreclosures. Those companies holding portfolios of difficult to value mortgage backed securities (residential and commercial) were forced to take significant write-downs which affected their own creditworthiness. Much of the depreciating equity values within the financial sector can be attributed to the discount that investors were placing on the mortgage related holdings of these companies. The risk of not knowing the true breadth of the quality and size of these loan portfolios has caused a dramatic sell off in the financial sector. A reassessment of credit risk throughout all asset classes caused credit spreads to widen which made it more difficult and expensive for individuals and small business to borrow and for the latter to expand operations.

iii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Consequently, in March the Federal Reserve intervened to help facilitate the bailout of Bear Stearns, the nation’s fifth largest investment bank. In September the U.S. Treasury Department placed both Fannie Mae and Freddie Mac under the control of a conservatorship, a measure similar to Chapter 11 bankruptcy reorganization, and Lehman Brothers Holdings filed for bankruptcy.

To help mitigate the impact of these factors on economic activity, the Federal Reserve deployed a range of policy tools. Most notably, the Federal Open Market Committee reduced its target for the federal funds rate by more than 400 basis points to an all time low of between 0% and 0.25% by year end. The government also passed the Economic Stimulus Act of 2008 which provided mainly tax rebates and tax incentives in the order of $152 billion.

With the accelerating financial market crises in 2008, investors increasingly sought the perceived safety of Treasury bills, money market funds, and other ultra-secure government-related paper. The yield on the 10-year Treasury note declined to 2.25% from 4.03%, while the yield on the 30-year bond dropped to 2.67% from 4.46%. This demand for dollar denominated US Government Treasury securities sent the dollar higher verses every currency in the US Dollar Index except the Japanese Yen. The crisis of confidence in the global financial system caused the unwind of the Yen carry trade leaving the Yen to finish at historic highs verses the dollar.

The dramatic rise of energy prices and commodities over the first half of 2008 drove the Consumer Price Index (CPI) to an all time high in July to 219.96. 5.6% higher than the year before. On Jan. 2, the first trading day of the year, crude-oil futures touched $100/barrel and peaked in July at $147/barrel. Demand then weakened for most commodities as the financial crisis spread and tipped many world economies into recession. In December the CPI was back to 0.1% and crude-oil futures were at $44.60/barrel.

Index Performance5

For the one year period ending December 31, 2008, the U.S. equity market posted negative returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index, was down –36.99% for the period, its worst annual percentage decline since 1937. The S&P MidCap 400 Index declined –36.24%, the Dow Jones Industrial Average declined –31.92%, the Russell 2000 Index declined –33.80%, and the NASDAQ-100 declined –41.57% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Biotechnology had a positive performance in 2008, posting a return of +3.75%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Pharmaceuticals (–18.15%), Health Care (–22.80%), Consumer Goods (–25.69%), and Precious Metals (–28.84%). Sectors substantially underperforming the broad market were Basic Materials (–50.82%), Financials (–50.40%), Semiconductor (–49.15%), and Banks (–45.15%). The remainder of the sectors posted less dramatic returns. Outperforming the S&P 500 were Utilities (–30.25%), Consumer Services (–30.82%), Telecommunications (–32.93%), and Oil & Gas (–35.77%). Underperforming the S&P 500 were Internet (–43.77%), Technology (–42.87%), Real Estate (–40.07%), and Industrial (–39.55%). Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced negative returns. Based on these indices, SmallCap performed relatively better than MidCap and LargeCap this year: SmallCap Growth –32.84% and SmallCap Value –29.50% verses MidCap Growth –37.58%, MidCap Value –34.79%, S&P 500 Growth –34.91%, and S&P 500 Value –39.19%.

International equity markets were not immune to the global credit crisis. In Asia, Japan’s Nikkei 225 Index was down -26.47% in U.S. Dollar terms (–41.11% in yen terms). The ProFunds Asia 30 Index fell –51.24%. Emerging Markets posted a loss; The Bank of New York Mellon’s Emerging Market 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was down –48.94%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., lost –43.38%, assuming net dividends reinvestment. The ProFund Europe 30 Index was down –44.87%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +41.81. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up 5.99% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

iv

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year 2008 was 41.16%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Consumer Goods Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return	Volatility

Dow Jones U.S. Banks Index	–45.15%	78.80%
Dow Jones U.S. Real Estate Index	–40.07%	77.05%
Dow Jones Precious Metals Index	–28.84%	75.43%
Dow Jones U.S. Financials Index	–50.40%	68.73%
Bank of New York Mellon Emerging Markets 50 ADR Index	–48.94%	64.19%
ProFunds Asia 30 Index	–51.24%	60.89%
Dow Jones U.S. Basic Materials Index	–50.82%	59.29%
Dow Jones U.S. Oil & Gas Index	–35.77%	59.27%
Dow Jones U.S. Semiconductors Index	–49.15%	47.92%
Russell 2000 Index	–33.80%	46.75%
S&P SmallCap 600/Citigroup Value Index	–29.50%	46.66%
Dow Jones Composite Internet Index	–43.77%	46.49%
ProFunds Europe 30 Index	–44.87%	46.20%
Nikkei 225 Stock Average[6]	–26.47%	46.05%
S&P MidCap 400/ Citigroup Value Index	–34.79%	44.88%
Dow Jones U.S. Telecommunications Index	–32.93%	44.71%
S&P 500/Citigroup Value Index	–39.19%	44.45%
S&P MidCap 400 Index	–36.24%	43.39%
NASDAQ–100 Index	–41.57%	42.41%
S&P MidCap 400/Citigroup Growth Index	–37.58%	42.37%
Dow Jones U.S. Technology Index	–42.87%	41.20%
S&P 500 Index	–36.99%	41.16%
Dow Jones U.S. Industrials Index	–39.55%	41.09%
S&P SmallCap 600/Citigroup Growth Index	–32.84%	40.95%
Dow Jones U.S. Consumer Services Index	–30.82%	39.58%
S&P 500/Citigroup Growth Index	–34.91%	39.38%
Dow Jones U.S. Utilities Index	–30.25%	38.06%
Dow Jones Industrial Average	–31.92%	37.91%
MSCI EAFE Index	–43.38%	36.49%
Dow Jones U.S. Biotechnology Index	3.75%	33.92%
Dow Jones U.S. Pharmaceuticals Index	–18.15%	31.52%
Dow Jones U.S. Health Care Index	–22.80%	31.02%
Dow Jones U.S. Consumer Goods Index	–25.69%	30.13%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 4.49% at the beginning of the year, dropping to 0.39% at the end of the period. Each Ultra ProFund VP essentially pays one-times this rate plus a spread, while each Short, Inverse VP, and UltraShort ProFunds VP essentially receives two and three-time this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).
[6]	U.S. Dollar terms

v

ProFund VP Bull

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2008, the Fund had a total return of –37.67%, compared to a total return of –36.99%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), Wells Fargo & Co (–2.35%) and Johnson & Johnson (–10.30%), while the bottom three performers in this group were General Electric Co (–56.30%), Microsoft Corp (–45.39%), and AT&T Inc (–31.42%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from May 1, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Bull	5/1/2001	–37.67%	–3.89%	–4.49%	1.67%	1.63%

S&P 500 Index	5/1/2001	–36.99%	–2.19%	–2.54%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	87%
Futures Contracts	15%

Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	4.5%
Procter & Gamble Co.	2.0%
General Electric Co.	1.9%
AT&T, Inc.	1.9%
Johnson & Johnson	1.8%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	27%
Energy	13%
Financial	13%
Communications	11%
Industrial	11%
Technology	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks (87.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	5,418	$311,752
Abbott Laboratories (Pharmaceuticals)	12,096	645,564
Abercrombie & Fitch Co.—Class A (Retail)	672	15,503
Adobe Systems, Inc.* (Software)	4,158	88,524
Advanced Micro Devices, Inc.* (Semiconductors)	4,746	10,251
Aetna, Inc. (Healthcare-Services)	3,612	102,942
Affiliated Computer Services, Inc.—Class A* (Computers)	756	34,738
AFLAC, Inc. (Insurance)	3,654	167,499
Agilent Technologies, Inc.* (Electronics)	2,730	42,670
Air Products & Chemicals, Inc. (Chemicals)	1,638	82,342
AK Steel Holding Corp. (Iron/Steel)	882	8,220
Akamai Technologies, Inc.* (Internet)	1,302	19,647
Alcoa, Inc. (Mining)	6,258	70,465
Allegheny Energy, Inc. (Electric)	1,302	44,086
Allegheny Technologies, Inc. (Iron/Steel)	756	19,301
Allergan, Inc. (Pharmaceuticals)	2,394	96,526
Allstate Corp. (Insurance)	4,200	137,592
Altera Corp. (Semiconductors)	2,310	38,600
Altria Group, Inc. (Agriculture)	16,086	242,255
Amazon.com, Inc.* (Internet)	2,520	129,226
Ameren Corp. (Electric)	1,638	54,480
American Capital, Ltd. (Investment Companies)	1,596	5,171
American Electric Power, Inc. (Electric)	3,150	104,832
American Express Co. (Diversified Financial Services)	9,030	167,507
American International Group, Inc. (Insurance)	21,000	32,970
American Tower Corp.* (Telecommunications)	3,108	91,127
Ameriprise Financial, Inc. (Diversified Financial Services)	1,680	39,245
AmerisourceBergen Corp. (Pharmaceuticals)	1,218	43,434
Amgen, Inc.* (Biotechnology)	8,274	477,823
Amphenol Corp.—Class A (Electronics)	1,386	33,236
Anadarko Petroleum Corp. (Oil & Gas)	3,570	137,624
Analog Devices, Inc. (Semiconductors)	2,268	43,137
AON Corp. (Insurance)	2,100	95,928
Apache Corp. (Oil & Gas)	2,604	194,076
Apartment Investment and Management Co.—Class A (REIT)	873	10,083
Apollo Group, Inc.—Class A* (Commercial Services)	840	64,361
Apple Computer, Inc.* (Computers)	6,930	591,475
Applied Materials, Inc. (Semiconductors)	10,458	105,940
Archer-Daniels-Midland Co. (Agriculture)	4,998	144,092
Assurant, Inc. (Insurance)	924	27,720
AT&T, Inc. (Telecommunications)	45,990	1,310,715
Autodesk, Inc.* (Software)	1,764	34,663
Automatic Data Processing, Inc. (Software)	3,948	155,314
AutoNation, Inc.* (Retail)	840	8,299
AutoZone, Inc.* (Retail)	294	41,004
Avalonbay Communities, Inc. (REIT)	588	35,621
Avery Dennison Corp. (Household Products/Wares)	840	27,493
Avon Products, Inc. (Cosmetics/Personal Care)	3,318	79,732
Baker Hughes, Inc. (Oil & Gas Services)	2,394	76,776
Ball Corp. (Packaging & Containers)	756	31,442
Bank of America Corp. (Banks)	50,400	709,632
Bank of New York Mellon Corp. (Banks)	8,946	253,440
Bard (C.R.), Inc. (Healthcare-Products)	756	63,701
Baxter International, Inc. (Healthcare-Products)	4,830	258,840
BB&T Corp. (Banks)	4,326	118,792
Becton, Dickinson & Co. (Healthcare-Products)	1,890	129,257
Bed Bath & Beyond, Inc.* (Retail)	2,016	51,247
Bemis Co., Inc. (Packaging & Containers)	798	18,897
Best Buy Co., Inc. (Retail)	2,646	74,379
Big Lots, Inc.* (Retail)	630	9,129
Biogen Idec, Inc.* (Biotechnology)	2,268	108,025
BJ Services Co. (Oil & Gas Services)	2,268	26,468
Black & Decker Corp. (Hand/Machine Tools)	462	19,316
BMC Software, Inc.* (Software)	1,470	39,558
Boeing Co. (Aerospace/Defense)	5,712	243,731
Boston Properties, Inc. (REIT)	924	50,820
Boston Scientific Corp.* (Healthcare-Products)	11,718	90,697
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,456	359,352
Broadcom Corp.—Class A* (Semiconductors)	3,486	59,157
Brown-Forman Corp. (Beverages)	756	38,926
Burlington Northern Santa Fe Corp. (Transportation)	2,184	165,351
C.H. Robinson Worldwide, Inc. (Transportation)	1,302	71,649
CA, Inc. (Software)	3,066	56,813
Cabot Oil & Gas Corp. (Oil & Gas)	798	20,748
Cameron International Corp.* (Oil & Gas Services)	1,722	35,301
Campbell Soup Co. (Food)	1,596	47,896

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

Capital One Financial Corp. (Diversified Financial Services)	3,066	$97,775
Cardinal Health, Inc. (Pharmaceuticals)	2,814	96,999
Carnival Corp.—Class AADR (Leisure Time)	3,402	82,737
Caterpillar, Inc. (Machinery-Construction & Mining)	4,704	210,128
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,722	7,439
CBS Corp.—Class B (Media)	5,292	43,341
Celgene Corp.* (Biotechnology)	3,570	197,350
CenterPoint Energy, Inc. (Electric)	2,688	33,923
Centex Corp. (Home Builders)	966	10,278
CenturyTel, Inc. (Telecommunications)	798	21,809
Cephalon, Inc.* (Pharmaceuticals)	546	42,064
CF Industries Holdings, Inc. (Chemicals)	462	22,712
Chesapeake Energy Corp. (Oil & Gas)	4,200	67,914
ChevronTexaco Corp. (Oil & Gas)	15,834	1,171,241
Chubb Corp. (Insurance)	2,772	141,372
Ciena Corp.* (Telecommunications)	714	4,784
CIGNA Corp. (Insurance)	2,142	36,093
Cincinnati Financial Corp. (Insurance)	1,260	36,628
Cintas Corp. (Textiles)	1,008	23,416
Cisco Systems, Inc.* (Telecommunications)	45,696	744,845
CIT Group, Inc. (Diversified Financial Services)	2,226	10,106
Citigroup, Inc. (Diversified Financial Services)	42,504	285,202
Citrix Systems, Inc.* (Software)	1,428	33,658
Clorox Co. (Household Products/Wares)	1,092	60,672
CME Group, Inc. (Diversified Financial Services)	504	104,887
CMS Energy Corp. (Electric)	1,764	17,816
Coach, Inc.* (Apparel)	2,562	53,213
Coca-Cola Co. (Beverages)	15,540	703,496
Coca-Cola Enterprises, Inc. (Beverages)	2,478	29,810
Cognizant Technology Solutions Corp.* (Computers)	2,268	40,960
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,948	270,596
Comcast Corp.—Special Class A (Media)	22,470	379,294
Comerica, Inc. (Banks)	1,176	23,344
Computer Sciences Corp.* (Computers)	1,176	41,325
Compuware Corp.* (Software)	1,932	13,041
ConAgra Foods, Inc. (Food)	3,486	57,519
ConocoPhillips (Oil & Gas)	11,634	602,641
CONSOL Energy, Inc. (Coal)	1,428	40,812
Consolidated Edison, Inc. (Electric)	2,142	83,388
Constellation Brands, Inc.* (Beverages)	1,512	23,844
Constellation Energy Group, Inc. (Electric)	1,386	34,775
Convergys Corp.* (Commercial Services)	966	6,192
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,344	39,285
Corning, Inc. (Telecommunications)	12,138	115,675
Costco Wholesale Corp. (Retail)	3,360	176,400
Coventry Health Care, Inc.* (Healthcare-Services)	1,176	17,499
Covidien, Ltd.ADR (Healthcare-Products)	3,948	143,076
CSX Corp. (Transportation)	3,066	99,553
Cummins, Inc. (Machinery-Diversified)	1,554	41,538
CVS Corp. (Retail)	11,214	322,290
D.R. Horton, Inc. (Home Builders)	2,142	15,144
Danaher Corp. (Miscellaneous Manufacturing)	2,016	114,126
Darden Restaurants, Inc. (Retail)	1,092	30,773
DaVita, Inc.* (Healthcare-Services)	798	39,557
Dean Foods Co.* (Food)	1,218	21,887
Deere & Co. (Machinery-Diversified)	3,318	127,146
Dell, Inc.* (Computers)	13,524	138,486
DENTSPLY International, Inc. (Healthcare-Products)	1,176	33,210
Developers Diversified Realty Corp. (REIT)	924	4,509
Devon Energy Corp. (Oil & Gas)	3,444	226,305
DIRECTV Group, Inc.* (Media)	4,242	97,184
Discover Financial Services (Diversified Financial Services)	3,738	35,623
Dominion Resources, Inc. (Electric)	4,536	162,570
Dover Corp. (Miscellaneous Manufacturing)	1,470	48,392
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,974	32,078
DTE Energy Co. (Electric)	1,260	44,944
Duke Energy Corp. (Electric)	9,870	148,149
Dun & Bradstreet Corp. (Software)	420	32,424
Dynegy, Inc.—Class A* (Electric)	3,948	7,896
E* TRADE Financial Corp.* (Diversified Financial Services)	4,410	5,072
E.I. du Pont de Nemours & Co. (Chemicals)	7,056	178,517
Eastman Chemical Co. (Chemicals)	546	17,314
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,100	13,818
Eaton Corp. (Miscellaneous Manufacturing)	1,302	64,722
eBay, Inc.* (Internet)	8,358	116,678
Ecolab, Inc. (Chemicals)	1,302	45,765
Edison International (Electric)	2,562	82,291
El Paso Corp. (Pipelines)	5,460	42,752
Electronic Arts, Inc.* (Software)	2,520	40,421
Eli Lilly & Co. (Pharmaceuticals)	7,812	314,589
Embarq Corp. (Telecommunications)	1,092	39,268
EMC Corp.* (Computers)	15,918	166,661
Emerson Electric Co. (Electrical Components & Equipment)	6,006	219,880
Ensco International, Inc. (Oil & Gas)	1,092	31,002
Entergy Corp. (Electric)	1,470	122,201
EOG Resources, Inc. (Oil & Gas)	1,932	128,633
Equifax, Inc. (Commercial Services)	966	25,618
Equitable Resources, Inc. (Pipelines)	1,008	33,818
Equity Residential Properties Trust (REIT)	2,142	63,874
Exelon Corp. (Electric)	5,124	284,946
Expedia, Inc.* (Internet)	1,638	13,497
Expeditors International of Washington, Inc. (Transportation)	1,638	54,496
Express Scripts, Inc.* (Pharmaceuticals)	1,932	106,221
Exxon Mobil Corp. (Oil & Gas)	39,690	3,168,453
Family Dollar Stores, Inc. (Retail)	1,092	28,468
Fastenal Co. (Distribution/Wholesale)	1,008	35,129
Federated Investors, Inc.—Class B (Diversified Financial Services)	672	11,397
FedEx Corp. (Transportation)	2,436	156,269
Fidelity National Information Services, Inc. (Software)	1,470	23,917
Fifth Third Bancorp (Banks)	4,494	37,120
First Horizon National Corp. (Banks)	1,623	17,155
FirstEnergy Corp. (Electric)	2,394	116,301
Fiserv, Inc.* (Software)	1,260	45,826
FLIR Systems, Inc.* (Electronics)	1,050	32,214
Flowserve Corp. (Machinery-Diversified)	462	23,793
Fluor Corp. (Engineering & Construction)	1,428	64,074
Ford Motor Co.* (Auto Manufacturers)	18,648	42,704
Forest Laboratories, Inc.* (Pharmaceuticals)	2,352	59,905
Fortune Brands, Inc. (Household Products/Wares)	1,176	48,545
FPL Group, Inc. (Electric)	3,192	160,653
Franklin Resources, Inc. (Diversified Financial Services)	1,176	75,005
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,940	71,854
Frontier Communications Corp. (Telecommunications)	2,436	21,291
GameStop Corp.—Class A* (Retail)	1,260	27,292
Gannett Co., Inc. (Media)	1,764	14,112
General Dynamics Corp. (Aerospace/Defense)	3,024	174,152
General Electric Co. (Miscellaneous Manufacturing)	81,942	1,327,460
General Mills, Inc. (Food)	2,604	158,193

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

General Motors Corp. (Auto Manufacturers)	4,746	$15,187
Genuine Parts Co. (Distribution/Wholesale)	1,260	47,704
Genworth Financial, Inc.—Class A (Diversified Financial Services)	3,360	9,509
Genzyme Corp.* (Biotechnology)	2,100	139,377
Gilead Sciences, Inc.* (Pharmaceuticals)	7,182	367,287
Goodrich Corp. (Aerospace/Defense)	966	35,761
Google, Inc.—Class A* (Internet)	1,848	568,537
H & R Block, Inc. (Commercial Services)	2,646	60,117
Halliburton Co. (Oil & Gas Services)	6,972	126,751
Harley-Davidson, Inc. (Leisure Time)	1,806	30,648
Harman International Industries, Inc. (Home Furnishings)	462	7,729
Harris Corp. (Telecommunications)	1,050	39,953
Hartford Financial Services Group, Inc. (Insurance)	2,352	38,620
Hasbro, Inc. (Toys/Games/Hobbies)	966	28,178
HCP, Inc. (REIT)	1,974	54,818
Heinz (H.J.) Co. (Food)	2,436	91,594
Hess Corp. (Oil & Gas)	2,226	119,403
Hewlett-Packard Co. (Computers)	19,110	693,502
Home Depot, Inc. (Retail)	13,230	304,555
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,670	186,146
Hospira, Inc.* (Pharmaceuticals)	1,260	33,793
Host Marriott Corp. (REIT)	4,074	30,840
Hudson City Bancorp, Inc. (Savings & Loans)	4,074	65,021
Humana, Inc.* (Healthcare-Services)	1,302	48,539
Huntington Bancshares, Inc. (Banks)	2,856	21,877
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,066	107,463
IMS Health, Inc. (Software)	1,428	21,648
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	2,478	42,993
Integrys Energy Group, Inc. (Electric)	588	25,272
Intel Corp. (Semiconductors)	43,386	636,039
IntercontinentalExchange, Inc.* (Diversified Financial Services)	546	45,012
International Business Machines Corp. (Computers)	10,500	883,680
International Flavors & Fragrances, Inc. (Chemicals)	630	18,724
International Game Technology (Entertainment)	2,310	27,466
International Paper Co. (Forest Products & Paper)	3,318	39,152
Interpublic Group of Cos., Inc.* (Advertising)	3,738	14,802
Intuit, Inc.* (Software)	2,478	58,952
Intuitive Surgical, Inc.* (Healthcare-Products)	294	37,335
Invesco, Ltd.ADR (Diversified Financial Services)	3,024	43,667
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,428	65,674
J.C. Penney Co., Inc. (Retail)	1,722	33,923
J.P. Morgan Chase & Co. (Diversified Financial Services)	29,106	917,712
Jabil Circuit, Inc. (Electronics)	1,638	11,057
Jacobs Engineering Group, Inc.* (Engineering & Construction)	966	46,465
Janus Capital Group, Inc. (Diversified Financial Services)	1,218	9,781
JDS Uniphase Corp.* (Telecommunications)	1,722	6,285
JM Smucker Co. (Food)	924	40,065
Johnson & Johnson (Healthcare-Products)	21,630	1,294,123
Johnson Controls, Inc. (Auto Parts & Equipment)	4,620	83,899
Jones Apparel Group, Inc. (Apparel)	630	3,692
Juniper Networks, Inc.* (Telecommunications)	4,116	72,071
KB Home (Home Builders)	588	8,009
Kellogg Co. (Food)	1,974	86,560
KeyCorp (Banks)	3,864	32,921
Kimberly-Clark Corp. (Household Products/Wares)	3,234	170,561
Kimco Realty Corp. (REIT)	1,806	33,014
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,932	20,518
KLA - Tencor Corp. (Semiconductors)	1,302	28,371
Kohls Corp.* (Retail)	2,394	86,663
Kraft Foods, Inc. (Food)	11,466	307,862
Kroger Co. (Food)	5,082	134,216
L-3 Communications Holdings, Inc. (Aerospace/Defense)	924	68,173
Laboratory Corp. of America Holdings* (Healthcare-Services)	840	54,104
Legg Mason, Inc. (Diversified Financial Services)	1,092	23,926
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,218	18,501
Lender Processing Services, Inc. (Diversified Financial Services)	656	19,319
Lennar Corp.—Class A (Home Builders)	1,092	9,468
Leucadia National Corp.* (Holding Companies-Diversified)	1,386	27,443
Lexmark International, Inc.—Class A* (Computers)	630	16,947
Life Technologies Corp.* (Biotechnology)	1,344	31,329
Limited, Inc. (Retail)	2,100	21,084
Lincoln National Corp. (Insurance)	2,016	37,981
Linear Technology Corp. (Semiconductors)	1,722	38,091
Lockheed Martin Corp. (Aerospace/Defense)	2,604	218,944
Loews Corp. (Insurance)	2,814	79,496
Lorillard, Inc. (Agriculture)	1,302	73,368
Lowe’s Cos., Inc. (Retail)	11,424	245,844
LSI Logic Corp.* (Semiconductors)	5,040	16,582
M&T Bank Corp. (Banks)	588	33,757
Macy’s, Inc. (Retail)	3,276	33,907
Manitowoc Co. (Machinery-Diversified)	1,008	8,729
Marathon Oil Corp. (Oil & Gas)	5,502	150,535
Marriott International, Inc.—Class A (Lodging)	2,268	44,113
Marsh & McLennan Cos., Inc. (Insurance)	4,032	97,857
Marshall & Ilsley Corp. (Banks)	2,016	27,498
Masco Corp. (Building Materials)	2,814	31,320
Massey Energy Co. (Coal)	672	9,267
MasterCard, Inc.—Class A (Software)	546	78,040
Mattel, Inc. (Toys/Games/Hobbies)	2,814	45,024
MBIA, Inc.* (Insurance)	1,470	5,983
McAfee, Inc.* (Internet)	1,134	39,202
McCormick & Co., Inc. (Food)	1,008	32,115
McDonald’s Corp. (Retail)	8,694	540,680
McGraw-Hill Cos., Inc. (Media)	2,436	56,491
McKesson Corp. (Commercial Services)	2,142	82,960
MeadWestvaco Corp. (Forest Products & Paper)	1,344	15,039
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,906	163,700
Medtronic, Inc. (Healthcare-Products)	8,736	274,485
MEMC Electronic Materials, Inc.* (Semiconductors)	1,764	25,190
Merck & Co., Inc. (Pharmaceuticals)	16,506	501,782
Meredith Corp. (Media)	294	4,922
MetLife, Inc. (Insurance)	6,174	215,226
Microchip Technology, Inc. (Semiconductors)	1,428	27,889
Micron Technology, Inc.* (Semiconductors)	5,964	15,745
Microsoft Corp. (Software)	59,682	1,160,218
Millipore Corp.* (Biotechnology)	420	21,638
Molex, Inc. (Electrical Components & Equipment)	1,092	15,823
Molson Coors Brewing Co.—Class B (Beverages)	1,176	57,530
Monsanto Co. (Agriculture)	4,284	301,379
Monster Worldwide, Inc.* (Internet)	966	11,679
Moody’s Corp. (Commercial Services)	1,512	30,376
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,274	132,715
Motorola, Inc. (Telecommunications)	17,682	78,331
Murphy Oil Corp. (Oil & Gas)	1,470	65,195

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

Mylan Laboratories, Inc.* (Pharmaceuticals)	2,394	$23,677
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,226	26,645
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,050	25,946
National Semiconductor Corp. (Semiconductors)	1,512	15,226
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,276	80,065
NetApp, Inc.* (Computers)	2,562	35,791
Newell Rubbermaid, Inc. (Housewares)	2,142	20,949
Newmont Mining Corp. (Mining)	3,528	143,590
News Corp.—Class A (Media)	17,934	163,020
Nicor, Inc. (Gas)	336	11,673
NIKE, Inc.—Class B (Apparel)	3,066	156,366
NiSource, Inc. (Electric)	2,142	23,498
Noble Corp.ADR (Oil & Gas)	2,058	45,399
Noble Energy, Inc. (Oil & Gas)	1,344	66,152
Nordstrom, Inc. (Retail)	1,260	16,771
Norfolk Southern Corp. (Transportation)	2,898	136,351
Northern Trust Corp. (Banks)	1,722	89,785
Northrop Grumman Corp. (Aerospace/Defense)	2,562	115,392
Novell, Inc.* (Software)	2,688	10,456
Novellus Systems, Inc.* (Semiconductors)	756	9,329
Nucor Corp. (Iron/Steel)	2,436	112,543
NVIDIA Corp.* (Semiconductors)	4,200	33,894
NYSE Euronext (Diversified Financial Services)	2,058	56,348
Occidental Petroleum Corp. (Oil & Gas)	6,300	377,937
Office Depot, Inc.* (Retail)	2,142	6,383
Omnicom Group, Inc. (Advertising)	2,436	65,577
Oracle Corp.* (Software)	30,576	542,112
Owens-Illinois, Inc.* (Packaging & Containers)	1,260	34,436
PACCAR, Inc. (Auto Manufacturers)	2,814	80,480
Pactiv Corp.* (Packaging & Containers)	1,008	25,079
Pall Corp. (Miscellaneous Manufacturing)	924	26,269
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,260	53,600
Patriot Coal Corp.* (Coal)	566	3,538
Patterson Cos., Inc.* (Healthcare-Products)	714	13,388
Paychex, Inc. (Commercial Services)	2,520	66,226
Peabody Energy Corp. (Coal)	2,100	47,775
People’s United Financial, Inc. (Banks)	2,730	48,676
Pepco Holdings, Inc. (Electric)	1,680	29,837
PepsiCo, Inc. (Beverages)	12,138	664,798
PerkinElmer, Inc. (Electronics)	924	12,853
Pfizer, Inc. (Pharmaceuticals)	52,626	932,006
PG&E Corp. (Electric)	2,814	108,930
Philip Morris International, Inc. (Commercial Services)	15,792	687,110
Pinnacle West Capital Corp. (Electric)	798	25,640
Pioneer Natural Resources Co. (Oil & Gas)	924	14,950
Pitney Bowes, Inc. (Office/Business Equipment)	1,596	40,666
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,302	45,231
PNC Financial Services Group (Banks)	3,192	156,408
Polo Ralph Lauren Corp. (Apparel)	420	19,072
PPG Industries, Inc. (Chemicals)	1,302	55,244
PPL Corp. (Electric)	2,940	90,229
Praxair, Inc. (Chemicals)	2,394	142,108
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,092	64,952
Principal Financial Group, Inc. (Insurance)	2,016	45,501
Procter & Gamble Co. (Cosmetics/Personal Care)	23,310	1,441,024
Progress Energy, Inc. (Electric)	2,058	82,011
Progressive Corp. (Insurance)	5,292	78,375
ProLogis (REIT)	2,058	28,586
Prudential Financial, Inc. (Insurance)	3,318	100,403
Public Service Enterprise Group, Inc. (Electric)	3,948	115,163
Public Storage, Inc. (REIT)	966	76,797
Pulte Homes, Inc. (Home Builders)	1,680	18,362
QLogic Corp.* (Semiconductors)	1,008	13,548
Qualcomm, Inc. (Telecommunications)	12,936	463,497
Quest Diagnostics, Inc. (Healthcare-Services)	1,218	63,226
Questar Corp. (Pipelines)	1,344	43,935
Qwest Communications International, Inc. (Telecommunications)	11,424	41,583
R.R. Donnelley & Sons Co. (Commercial Services)	1,596	21,674
RadioShack Corp. (Retail)	966	11,534
Range Resources Corp. (Oil & Gas)	1,218	41,887
Raytheon Co. (Aerospace/Defense)	3,234	165,063
Regions Financial Corp. (Banks)	5,418	43,127
Republic Services, Inc. (Environmental Control)	2,520	62,471
Reynolds American, Inc. (Agriculture)	1,302	52,484
Robert Half International, Inc. (Commercial Services)	1,218	25,359
Rockwell Collins, Inc. (Aerospace/Defense)	1,218	47,612
Rockwell International Corp. (Machinery-Diversified)	1,092	35,206
Rohm & Haas Co. (Chemicals)	966	59,689
Rowan Cos., Inc. (Oil & Gas)	882	14,024
Ryder System, Inc. (Transportation)	420	16,288
Safeway, Inc. (Food)	3,360	79,867
Salesforce.com, Inc.* (Software)	798	25,544
SanDisk Corp.* (Computers)	1,764	16,934
Sara Lee Corp. (Food)	5,502	53,865
SCANA Corp. (Electric)	882	31,399
Schering-Plough Corp. (Pharmaceuticals)	12,684	216,009
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,324	394,685
Scripps Networks Interactive—Class A (Entertainment)	714	15,708
Sealed Air Corp. (Packaging & Containers)	1,218	18,197
Sears Holdings Corp.* (Retail)	420	16,325
Sempra Energy (Gas)	1,890	80,571
Sherwin-Williams Co. (Chemicals)	756	45,171
Sigma-Aldrich Corp. (Chemicals)	966	40,804
Simon Property Group, Inc. (REIT)	1,764	93,721
SLM Corp.* (Diversified Financial Services)	3,654	32,521
Smith International, Inc. (Oil & Gas Services)	1,722	39,417
Snap-on, Inc. (Hand/Machine Tools)	462	18,194
Southern Co. (Electric)	6,048	223,776
Southwest Airlines Co. (Airlines)	5,754	49,599
Southwestern Energy Co.* (Oil & Gas)	2,688	77,871
Sovereign Bancorp, Inc.* (Savings & Loans)	4,242	12,641
Spectra Energy Corp. (Pipelines)	4,788	75,363
Sprint Nextel Corp.* (Telecommunications)	22,302	40,813
St. Jude Medical, Inc.* (Healthcare-Products)	2,688	88,596
Staples, Inc. (Retail)	5,586	100,101
Starbucks Corp.* (Retail)	5,754	54,433
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,428	25,561
State Street Corp. (Banks)	3,360	132,149
Stericycle, Inc.* (Environmental Control)	672	34,998
Stryker Corp. (Healthcare-Products)	1,890	75,506
Sun Microsystems, Inc.* (Computers)	5,754	21,980
Sunoco, Inc. (Oil & Gas)	924	40,157
SunTrust Banks, Inc. (Banks)	2,772	81,885
SuperValu, Inc. (Food)	1,638	23,915
Symantec Corp.* (Internet)	6,510	88,015
Sysco Corp. (Food)	4,662	106,946
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,016	71,447
Target Corp. (Retail)	5,880	203,036
TECO Energy, Inc. (Electric)	1,680	20,748
Tellabs, Inc.* (Telecommunications)	3,108	12,805
Tenet Healthcare Corp.* (Healthcare-Services)	3,234	3,719
Teradata Corp.* (Computers)	1,386	20,554
Teradyne, Inc.* (Semiconductors)	1,302	5,494

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

Tesoro Petroleum Corp. (Oil & Gas)	1,092	$14,382
Texas Instruments, Inc. (Semiconductors)	10,122	157,093
Textron, Inc. (Miscellaneous Manufacturing)	1,890	26,214
The AES Corp.* (Electric)	5,250	43,260
The Charles Schwab Corp. (Diversified Financial Services)	7,308	118,170
The Dow Chemical Co. (Chemicals)	7,224	109,010
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	924	28,607
The Gap, Inc. (Retail)	3,654	48,927
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,444	290,639
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,890	11,283
The Hershey Co. (Food)	1,302	45,231
The New York Times Co.—Class A (Media)	924	6,773
The Pepsi Bottling Group, Inc. (Beverages)	1,050	23,636
The Stanley Works (Hand/Machine Tools)	630	21,483
The Travelers Companies, Inc. (Insurance)	4,578	206,926
The Williams Cos., Inc. (Pipelines)	4,536	65,681
Thermo Electron Corp.* (Electronics)	3,276	111,613
Tiffany & Co. (Retail)	966	22,827
Time Warner, Inc. (Media)	27,972	281,398
Titanium Metals Corp. (Mining)	672	5,920
TJX Cos., Inc. (Retail)	3,234	66,523
Torchmark Corp. (Insurance)	672	30,038
Total System Services, Inc. (Software)	1,554	21,756
Tyco Electronics, Ltd.ADR (Electronics)	3,570	57,870
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,696	79,834
Tyson Foods, Inc.—Class A (Food)	2,352	20,604
U.S. Bancorp (Banks)	13,692	342,437
Union Pacific Corp. (Transportation)	3,948	188,714
United Parcel Service, Inc.—Class B (Transportation)	7,770	428,593
United States Steel Corp. (Iron/Steel)	924	34,373
United Technologies Corp. (Aerospace/Defense)	7,434	398,462
UnitedHealth Group, Inc. (Healthcare-Services)	9,408	250,253
UnumProvident Corp. (Insurance)	2,604	48,434
UST, Inc. (Agriculture)	1,176	81,591
V.F. Corp. (Apparel)	672	36,805
Valero Energy Corp. (Oil & Gas)	4,032	87,252
Varian Medical Systems, Inc.* (Healthcare-Products)	966	33,849
VeriSign, Inc.* (Internet)	1,512	28,849
Verizon Communications, Inc. (Telecommunications)	22,176	751,766
Viacom, Inc.—Class B* (Media)	4,788	91,259
Vornado Realty Trust (REIT)	1,092	65,902
Vulcan Materials Co. (Building Materials)	840	58,447
W.W. Grainger, Inc. (Distribution/Wholesale)	504	39,735
Wal-Mart Stores, Inc. (Retail)	17,430	977,126
Walgreen Co. (Retail)	7,728	190,650
Walt Disney Co. (Media)	14,448	327,825
Washington Post Co.—Class B (Media)	42	16,391
Waste Management, Inc. (Environmental Control)	3,822	126,661
Waters Corp.* (Electronics)	756	27,707
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	798	21,203
Weatherford International, Ltd.ADR* (Oil & Gas Services)	5,334	57,714
WellPoint, Inc.* (Healthcare-Services)	3,990	168,099
Wells Fargo & Co. (Banks)	32,970	971,956
Western Union Co. (Commercial Services)	5,586	80,103
Weyerhaeuser Co. (Forest Products & Paper)	1,638	50,139
Whirlpool Corp. (Home Furnishings)	588	24,314
Whole Foods Market, Inc. (Food)	1,092	10,308
Windstream Corp. (Telecommunications)	3,444	31,685
Wisconsin Energy Corp. (Electric)	924	38,790
Wyeth (Pharmaceuticals)	10,374	389,129
Wyndham Worldwide Corp. (Lodging)	1,386	9,078
Wynn Resorts, Ltd.* (Lodging)	462	19,524
Xcel Energy, Inc. (Electric)	3,486	64,665
Xerox Corp. (Office/Business Equipment)	6,762	53,893
Xilinx, Inc. (Semiconductors)	2,142	38,170
XL Capital, Ltd.—Class AADR (Insurance)	2,562	9,479
XTO Energy, Inc. (Oil & Gas)	4,494	158,503
Yahoo!, Inc.* (Internet)	10,836	132,199
YUM! Brands, Inc. (Retail)	3,612	113,778
Zimmer Holdings, Inc.* (Healthcare-Products)	1,764	71,301
Zions Bancorp (Banks)	882	21,618

TOTAL COMMON STOCKS
(Cost $45,951,483)		61,374,944

Repurchase Agreements (12.1%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,944,001 (Collateralized by $1,975,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,985,138)	$1,944,000	1,944,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $2,424,001 (Collateralized by $2,352,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $2,473,172)	2,424,000	2,424,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $4,060,002 (Collateralized by $3,970,000 Federal Home Loan Bank, 3.38%, 6/24/11, market value $4,144,506)	4,060,000	4,060,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $75,000 (Collateralized by $80,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $80,862)	75,000	75,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,503,000)		8,503,000

TOTAL INVESTMENT SECURITIES
(Cost $54,454,483)—99.1%		69,877,944
Net other assets (liabilities)—0.9%		645,194

NET ASSETS—100.0%		$70,523,138

*	Non-income producing security
ADR	American Depositary Receipt

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $300,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,601,000)	80	$ 84,668
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $6,751,875)	30	193,740

See accompanying notes to the financial statements.

6

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.2%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	4.5%
Beverages	2.1%
Biotechnology	1.4%
Building Materials	0.1%
Chemicals	1.3%
Coal	0.2%
Commercial Services	1.5%
Computers	3.9%
Cosmetics/Personal Care	2.5%
Distribution/Wholesale	0.3%
Diversified Financial Services	3.7%
Electric	3.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.4%
Food	1.8%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.7%
Healthcare-Services	1.1%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.3%
Internet	1.6%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.4%
Media	2.0%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	3.7%
Office/Business Equipment	0.2%
Oil & Gas	10.0%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	6.2%
Pipelines	0.5%
REIT	0.7%
Real Estate	NM
Retail	5.6%
Savings & Loans	0.1%
Semiconductors	1.9%
Software	3.5%
Telecommunications	5.7%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	13.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Bull

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$54,454,483

Securities, at value	61,374,944
Repurchase agreements, at value	8,503,000

Total Investment Securities, at value	69,877,944
Cash	3,312
Segregated cash balances with brokers for futures contracts	1,403,575
Dividends and interest receivable	152,320
Receivable for capital shares issued	21,134
Receivable for investments sold	266,784
Variation margin on futures contracts	158,125
Prepaid expenses	208

Total Assets	71,883,402

Liabilities:
Payable for investments purchased	382,899
Payable for capital shares redeemed	804,802
Advisory fees payable	30,644
Management services fees payable	4,086
Administration fees payable	2,709
Administrative services fees payable	26,832
Distribution fees payable	22,510
Trustee fees payable	344
Transfer agency fees payable	13,456
Fund accounting fees payable	5,782
Compliance services fees payable	1,668
Other accrued expenses	64,532

Total Liabilities	1,360,264

Net Assets	$70,523,138

Net Assets consist of:
Capital	$84,271,460
Accumulated net investment income (loss)	686,731
Accumulated net realized gains (losses) on investments	(30,136,922)
Net unrealized appreciation (depreciation) on investments	15,701,869

Net Assets	$70,523,138

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,724,873

Net Asset Value (offering and redemption price per share)	$18.93

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,273,553
Interest	181,308

Total Investment Income	2,454,861

Expenses:
Advisory fees	813,555
Management services fees	130,639
Administration fees	37,762
Transfer agency fees	50,540
Administrative services fees	352,223
Distribution fees	271,185
Custody fees	28,090
Fund accounting fees	71,388
Trustee fees	1,862
Compliance services fees	1,154
Other fees	111,906

Total Gross Expenses before reductions	1,870,304
Less Expenses reduced by the Advisor	(102,174)

Total Net Expenses	1,768,130

Net Investment Income (Loss)	686,731

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	(4,273,245)
Net realized gains (losses) on futures contracts	(8,604,250)
Change in net unrealized appreciation/depreciation on investments	(33,350,958)

Net Realized and Unrealized Gains (Losses)
on Investments	(46,228,453)

Change in Net Assets Resulting from Operations	$(45,541,722)

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$686,731	$1,056,877
Net realized gains (losses) on investments	(12,877,495)	26,521,563
Change in net unrealized appreciation/depreciation on investments	(33,350,958)	(21,008,213)

Change in net assets resulting from operations	(45,541,722)	6,570,227

Distributions to Shareholders From:
Net investment income	—	(819,544)
Net realized gains on investments	(1,550,179)	(1,803,068)

Change in net assets resulting from distributions	(1,550,179)	(2,622,612)

Capital Transactions:
Proceeds from shares issued	569,010,998	723,540,393
Dividends reinvested	1,550,179	2,622,612
Value of shares redeemed	(616,470,162)	(877,480,461)

Change in net assets resulting from capital transactions	(45,908,985)	(151,317,456)

Change in net assets	(93,000,886)	(147,369,841)
Net Assets:
Beginning of period	163,524,024	310,893,865

End of period	$70,523,138	$163,524,024

Accumulated net investment income (loss)	$686,731	$1,056,877

Share Transactions:
Issued	22,631,861	22,915,243
Reinvested	60,248	84,058
Redeemed	(24,259,643)	(27,934,190)

Change in shares	(1,567,534)	(4,934,889)

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$30.90	$30.40	$28.27	$27.59	$25.72

Investment Activities:
Net investment income (loss)(a)	0.16	0.19	0.11	0.06	0.06
Net realized and unrealized gains (losses) on investments	(11.68)	0.89	3.63	0.69	2.19

Total income (loss) from investment activities	(11.52)	1.08	3.74	0.75	2.25

Distributions to Shareholders From:
Net investment income	—	(0.18)	(0.08)	(0.07)	—
Net realized gains on investments	(0.45)	(0.40)	(1.53)	—	(0.38)

Total distributions	(0.45)	(0.58)	(1.61)	(0.07)	(0.38)

Net Asset Value, End of Period	$18.93	$30.90	$30.40	$28.27	$27.59

Total Return	(37.67)%	3.55%	13.66%	2.74%	8.83%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.67%	1.70%	1.78%	1.78%
Net expenses	1.63%	1.62%	1.67%	1.78%	1.78%
Net investment income (loss)	0.63%	0.60%	0.38%	0.21%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$70,523	$163,524	$310,894	$297,546	$391,257
Portfolio turnover rate(b)	259%	175%	224%	273%	202%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Mid-Cap

The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2008, the Fund had a total return of –38.37%, compared to a total return of –36.24%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Vertex Pharmaceuticals Inc (+30.78%), WR Berkley Corp (+3.99%), and Church & Dwight Co Inc (+3.79%), while the bottom three performers in this group were New York Community Bancorp (–31.97%), Martine Marietta Materials (–26.79%), and Everest Re Group Ltd (–24.16%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Mid-Cap	8/31/2007	–38.37%	–30.93%	1.69%	1.63%

S&P MidCap 400 Index	8/31/2007	–36.24%	–28.71%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The Index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP
ProFund VP Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	86%
Swap Agreements	15%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	20%
Industrial	17%
Consumer Cyclical	12%
Utilities	8%
Technology	7%
Energy	6%
Basic Materials	5%
Communications	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	December 31, 2008

Repurchase Agreements (85.9%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $341,000 (Collateralized by $355,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $356,822)	$341,000	$341,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $341,000 (Collateralized by $332,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $349,104)	341,000	341,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $341,000 (Collateralized by $329,000 of various U.S. Government Agency Obligations, 4.15%–5.13%, 9/10/10 –1/13/12, market value $353,886)	341,000	341,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $339,000 (Collateralized by $350,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $353,773)	339,000	339,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $341,000 (Collateralized by $347,820 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $347,865)	341,000	341,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,703,000)		1,703,000

TOTAL INVESTMENT SECURITIES
(Cost $1,703,000)—85.9%		1,703,000
Net other assets (liabilities)—14.1%		279,432

NET ASSETS—100.0%		$1,982,432

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $1,709,120)	32	$74,576

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 1/27/09	$288,323	$16,587

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Mid-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$1,703,000

Repurchase agreements, at value	1,703,000

Total Investment Securities, at value	1,703,000
Cash	140
Segregated cash balances with brokers for futures contracts	258,880
Unrealized gain on swap agreements	16,587
Receivable for capital shares issued	5,282
Variation margin on futures contracts	32,960

Total Assets	2,016,849

Liabilities:
Payable for capital shares redeemed	29,337
Advisory fees payable	185
Management services fees payable	25
Administration fees payable	70
Administrative services fees payable	1,193
Distribution fees payable	1,193
Trustee fees payable	9
Transfer agency fees payable	356
Fund accounting fees payable	150
Compliance services fees payable	43
Other accrued expenses	1,856

Total Liabilities	34,417

Net Assets	$1,982,432

Net Assets consist of:
Capital	$2,951,877
Accumulated net realized gains (losses) on investments	(1,060,608)
Net unrealized appreciation (depreciation) on investments	91,163

Net Assets	$1,982,432

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	108,598

Net Asset Value (offering and redemption price per share)	$18.25

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$28,890

Expenses:
Advisory fees	13,726
Management services fees	1,896
Administration fees	673
Transfer agency fees	931
Administrative services fees	4,203
Distribution fees	4,575
Custody fees	4,639
Fund accounting fees	1,252
Trustee fees	35
Compliance services fees	81
Other fees	1,571

Total Gross Expenses before reductions	33,582
Less Expenses reduced by the Advisor	(3,721)

Total Net Expenses	29,861

Net Investment Income (Loss)	(971)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(295,769)
Net realized gains (losses) on swap agreements	(963,620)
Change in net unrealized appreciation/depreciation on investments	93,536

Net Realized and Unrealized Gains (Losses) on Investments	(1,165,853)

Change in Net Assets Resulting from Operations	$(1,166,824)

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Mid-Cap

Statements of Changes in Net Assets
	For the	For the period
	year ended	August 31, 2007 through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations:
Net investment income (loss)	$(971)	$8,713
Net realized gains (losses) on investments	(1,259,389)	(248,973)
Change in net unrealized appreciation/depreciation on investments	93,536	(2,373)

Change in net assets resulting from operations	(1,166,824)	(242,633)

Distributions to Shareholders From:
Net investment income	(8,867)	—

Change in net assets resulting from distributions	(8,867)	—

Capital Transactions:
Proceeds from shares issued	18,857,936	5,505,410
Dividends reinvested	8,867	—
Value of shares redeemed	(15,902,395)	(5,069,062)

Change in net assets resulting from capital transactions	2,964,408	436,348

Change in net assets	1,788,717	193,715
Net Assets:
Beginning of period	193,715	—

End of period	$1,982,432	$193,715

Accumulated net investment income (loss)	$—	$8,867

Share Transactions:
Issued	736,075	179,665
Reinvested	332	—
Redeemed	(634,329)	(173,145)

Change in shares	102,078	6,520

(a)	Commencement of operations

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	(11.36)	(0.59)

Total income (loss) from investment activities	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	(0.09)	—

Net Asset Value, End of Period	$18.25	$29.71

Total Return	(38.37)%	(0.97	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.84%	2.02%
Net expenses(d)	1.63%	1.63%
Net investment income (loss)(d)	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$1,982	$194
Portfolio turnover rate(e)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

15

ProFund VP Small-Cap

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2008, the Fund had a total return of –35.44%, compared to a total return of –33.80%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Myriad Genetics Inc (+42.74%), Comstock Resources Inc (+38.97%), and Piedmont Natural Gas Co (+21.06%), while the bottom three performers in this group were ITC Holdings Corp (–22.58%), Westar Energy Inc (–20.93%), and OSI Pharmaceuticals Inc (–19.50%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap	5/1/2001	–35.44%	–2.76%	–1.13%	1.61%	1.61%

Russell 2000 Index	5/1/2001	–33.80%	–0.89%	1.58%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
16

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective:  The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	51%
Swap Agreements	49%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Myriad Genetics, Inc.	0.3%
New Jersey Resources Corp.	0.3%
Laclede Group, Inc.	0.2%
Royal Gold, Inc.	0.2%
Alexion Pharmaceuticals, Inc.	0.2%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	23%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks (51.3%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	72	$780
AAR Corp.* (Aerospace/Defense)	120	2,209
Aaron Rents, Inc. (Commercial Services)	108	2,875
Abaxis, Inc.* (Healthcare-Products)	72	1,154
ABIOMED, Inc.* (Healthcare-Products)	132	2,167
AbitibiBowater, Inc.* (Forest Products & Paper)	144	68
ABM Industries, Inc. (Commercial Services)	132	2,515
Acadia Realty Trust (REIT)	180	2,569
ACI Worldwide, Inc.* (Software)	96	1,526
Acorda Therapeutics, Inc.* (Biotechnology)	96	1,969
Actel Corp.* (Semiconductors)	156	1,828
Actuant Corp.—Class A (Miscellaneous Manufacturing)	144	2,739
Acuity Brands, Inc. (Miscellaneous Manufacturing)	84	2,932
Acxiom Corp. (Software)	228	1,849
Administaff, Inc. (Commercial Services)	72	1,558
ADTRAN, Inc. (Telecommunications)	168	2,500
Aeropostale, Inc.* (Retail)	144	2,318
Affymetrix, Inc.* (Biotechnology)	204	610
Agilysys, Inc. (Computers)	180	772
Agree Realty Corp. (REIT)	108	1,958
Alaska Communications Systems Group, Inc. (Telecommunications)	240	2,251
Albany International Corp.—Class A (Machinery-Diversified)	108	1,382
Alexion Pharmaceuticals, Inc.* (Biotechnology)	168	6,080
Align Technology, Inc.* (Healthcare-Products)	192	1,680
Alkermes, Inc.* (Pharmaceuticals)	252	2,684
Alliance One International, Inc.* (Agriculture)	276	811
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	96	528
Allscripts Healthcare Solutions, Inc. (Software)	180	1,786
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	96	2,374
Altra Holdings, Inc.* (Machinery-Diversified)	168	1,329
AMAG Pharmaceuticals, Inc.* (Biotechnology)	60	2,151
AMCOL International Corp. (Mining)	72	1,508
Amedisys, Inc.* (Healthcare-Services)	60	2,480
American Equity Investment Life Holding Co. (Insurance)	264	1,848
American Greetings Corp.—Class A (Household Products/Wares)	168	1,272
American Medical Systems Holdings, Inc.* (Healthcare-Products)	216	1,942
American Oriental Bioengineering, Inc.* (Biotechnology)	180	1,222
American Reprographics Co.* (Software)	132	911
American States Water Co. (Water)	120	3,958
American Superconductor Corp.* (Electrical Components & Equipment)	96	1,566
Amerigon, Inc.* (Auto Parts & Equipment)	192	626
AMERIGROUP Corp.* (Healthcare-Services)	120	3,542
Amerisafe, Inc.* (Insurance)	180	3,695
Amkor Technology, Inc.* (Semiconductors)	264	576
AMN Healthcare Services, Inc.* (Commercial Services)	156	1,320
ANADIGICS, Inc.* (Semiconductors)	204	302
AngioDynamics, Inc.* (Healthcare-Products)	108	1,479
Anixter International, Inc.* (Telecommunications)	60	1,807
Apogee Enterprises, Inc. (Building Materials)	96	995
Apollo Investment Corp. (Investment Companies)	384	3,575
Applied Industrial Technologies, Inc. (Machinery-Diversified)	108	2,043
Applied Micro Circuits Corp.* (Semiconductors)	300	1,179
Arbitron, Inc. (Commercial Services)	72	956
Arch Chemicals, Inc. (Chemicals)	72	1,877
Arena Resources, Inc.* (Oil & Gas)	72	2,023
Ares Capital Corp. (Investment Companies)	420	2,659
Argo Group International Holdings, Ltd.ADR* (Insurance)	108	3,663
Ariba, Inc.* (Internet)	228	1,644
Arkansas Best Corp. (Transportation)	72	2,168
Arris Group, Inc.* (Telecommunications)	312	2,480
ArthroCare Corp.* (Healthcare-Products)	60	286
ArvinMeritor, Inc. (Auto Parts & Equipment)	168	479
Asbury Automotive Group, Inc. (Retail)	192	877
Aspen Insurance Holdings, Ltd.ADR (Insurance)	216	5,238
Associated Estates Realty Corp. (REIT)	192	1,753
Assured Guaranty, Ltd.ADR (Insurance)	156	1,778
ATC Technology Corp.* (Auto Parts & Equipment)	96	1,404
Atheros Communications* (Telecommunications)	132	1,889
Atlas America, Inc. (Oil & Gas)	96	1,426
ATP Oil & Gas Corp.* (Oil & Gas)	60	351
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	108	3,072
Avista Corp. (Electric)	276	5,349

See accompanying notes to the financial statements.
17

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Avocent Corp.* (Internet)	132	$2,364
Baldor Electric Co. (Hand/Machine Tools)	108	1,928
Bally Technologies, Inc.* (Entertainment)	120	2,884
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	168	2,413
Bank Mutual Corp. (Banks)	300	3,462
Barnes Group, Inc. (Miscellaneous Manufacturing)	120	1,740
Basic Energy Services, Inc.* (Oil & Gas Services)	96	1,252
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	192	2,665
Belden, Inc. (Electrical Components & Equipment)	96	2,005
Belo Corp.—Class A (Media)	360	562
Benchmark Electronics, Inc.* (Electronics)	192	2,452
Berry Petroleum Co.—Class A (Oil & Gas)	72	544
Bill Barrett Corp.* (Oil & Gas)	72	1,521
BioMed Realty Trust, Inc. (REIT)	180	2,110
Blackboard, Inc.* (Software)	72	1,889
Blount International, Inc.* (Machinery-Diversified)	192	1,820
Blue Coat Systems, Inc.* (Internet)	96	806
Bob Evans Farms, Inc. (Retail)	120	2,452
Borders Group, Inc.* (Retail)	228	91
Bowne & Co., Inc. (Commercial Services)	144	847
BPZ Resources, Inc.* (Oil & Gas)	120	768
Brady Corp.—Class A (Electronics)	120	2,874
Briggs& Stratton Corp. (Machinery-Diversified)	192	3,377
Brigham Exploration Co.* (Oil & Gas)	120	384
Bronco Drilling Co., Inc.* (Oil & Gas)	192	1,240
Brookline Bancorp, Inc. (Savings & Loans)	372	3,962
Brooks Automation, Inc.* (Semiconductors)	276	1,604
Bruker Corp.* (Healthcare-Products)	144	582
Brunswick Corp. (Leisure Time)	252	1,061
Brush Engineered Materials, Inc.* (Mining)	72	916
Calgon Carbon Corp.* (Environmental Control)	120	1,843
California Pizza Kitchen, Inc.* (Retail)	192	2,058
California Water Service Group (Water)	120	5,572
Callaway Golf Co. (Leisure Time)	216	2,007
Callon Petroleum Co.* (Oil & Gas)	96	250
Cano Petroleum, Inc.* (Oil & Gas)	144	63
Capital Lease Funding, Inc. (REIT)	324	561
Capstead Mortgage Corp. (REIT)	168	1,809
Capstone Turbine Corp.* (Electrical Components & Equipment)	348	292
CARBO Ceramics, Inc. (Oil & Gas Services)	60	2,132
Carrizo Oil & Gas, Inc.* (Oil & Gas)	60	966
Carter’s, Inc.* (Apparel)	156	3,005
Casey’s General Stores, Inc. (Retail)	132	3,006
Cash America International, Inc. (Retail)	72	1,969
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	108	2,630
Cathay Bancorp, Inc. (Banks)	252	5,985
Cavium Networks, Inc.* (Semiconductors)	84	883
Cbeyond, Inc.* (Telecommunications)	96	1,534
Cedar Shopping Centers, Inc. (REIT)	360	2,549
Celera Corp.* (Biotechnology)	240	2,671
Centene Corp.* (Healthcare-Services)	108	2,129
Centennial Communications Corp.* (Telecommunications)	228	1,838
Central Pacific Financial Corp. (Banks)	204	2,048
Central Vermont Public Service Corp. (Electric)	120	2,863
Cenveo, Inc.* (Commercial Services)	168	748
Cepheid, Inc.* (Healthcare-Products)	132	1,370
Ceradyne, Inc.* (Miscellaneous Manufacturing)	72	1,462
Charlotte Russe Holding, Inc.* (Retail)	120	779
Charming Shoppes, Inc.* (Retail)	312	761
Chart Industries, Inc.* (Machinery-Diversified)	72	765
Chattem, Inc.* (Cosmetics/Personal Care)	48	3,433
Checkpoint Systems, Inc.* (Electronics)	120	1,181
Cheesecake Factory, Inc.* (Retail)	240	2,424
Chemed Corp. (Commercial Services)	60	2,386
Chesapeake Utilities Corp. (Oil & Gas Services)	108	3,400
Chico’s FAS, Inc.* (Retail)	348	1,455
Cirrus Logic, Inc.* (Semiconductors)	276	740
CKE Restaurants, Inc. (Retail)	216	1,875
Clarcor, Inc. (Miscellaneous Manufacturing)	120	3,982
Clean Harbors, Inc.* (Environmental Control)	36	2,284
Cleco Corp. (Electric)	192	4,383
Coeur d’Alene Mines Corp.* (Mining)	756	665
Cogdell Spencer, Inc. (REIT)	132	1,236
Cogent Communications Group, Inc.* (Internet)	132	862
Cogent, Inc.* (Electronics)	180	2,443
Cognex Corp. (Machinery-Diversified)	132	1,954
Coinstar, Inc.* (Commercial Services)	84	1,639
Collective Brands, Inc.* (Retail)	168	1,969
Colonial Properties Trust (REIT)	180	1,499
Comfort Systems USA, Inc. (Building Materials)	204	2,162
Community Bank System, Inc. (Banks)	168	4,098
Commvault Systems, Inc.* (Software)	132	1,770
Compass Minerals International, Inc. (Mining)	60	3,520
Complete Production Services, Inc.* (Oil & Gas Services)	120	978
comScore, Inc.* (Internet)	60	765
Comstock Resources, Inc.* (Oil & Gas)	84	3,969
Comtech Telecommunications Corp.* (Telecommunications)	72	3,299
Conceptus, Inc.* (Healthcare-Products)	132	2,009
Concho Resources, Inc.* (Oil & Gas)	108	2,465
Concur Technologies, Inc.* (Software)	96	3,151
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	216	1,331
Corinthian Colleges, Inc.* (Commercial Services)	228	3,732
Corporate Office Properties Trust (REIT)	120	3,684
CoStar Group, Inc.* (Commercial Services)	60	1,976
Cox Radio, Inc.—Class A* (Media)	276	1,659
Crocs, Inc.* (Apparel)	228	283
Cross Country Healthcare, Inc.* (Commercial Services)	144	1,266
Crosstex Energy, Inc. (Oil & Gas)	108	421
CryoLife, Inc.* (Biotechnology)	156	1,515
CSG Systems International, Inc.* (Software)	180	3,145
CTS Corp. (Electronics)	252	1,389
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	156	3,769
Curtiss-Wright Corp. (Aerospace/Defense)	96	3,205
CV Therapeutics, Inc.* (Pharmaceuticals)	216	1,989
CVB Financial Corp. (Banks)	276	3,284
Cyberonics, Inc.* (Healthcare-Products)	108	1,790
CyberSource Corp.* (Internet)	156	1,870
Cypress Bioscience, Inc.* (Pharmaceuticals)	192	1,313
Daktronics, Inc. (Electronics)	96	899
Data Domain, Inc.* (Computers)	120	2,256
DCT Industrial Trust, Inc. (REIT)	420	2,125
DealerTrack Holdings, Inc.* (Internet)	132	1,569
Deckers Outdoor Corp.* (Apparel)	24	1,917
Delta Petroleum Corp.* (Oil & Gas)	144	685
Deluxe Corp. (Commercial Services)	144	2,154
DHT Maritime, Inc.ADR (Transportation)	252	1,396
Diamond Foods, Inc. (Food)	108	2,176
DiamondRock Hospitality Co. (REIT)	300	1,521
Digital River, Inc.* (Internet)	84	2,083
Dillards, Inc.—Class A (Retail)	156	619
Dime Community Bancshares, Inc. (Savings & Loans)	180	2,394
Diodes, Inc.* (Semiconductors)	84	509
Dionex Corp.* (Electronics)	48	2,153
Dollar Financial Corp.* (Commercial Services)	108	1,112

See accompanying notes to the financial statements.
18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Dress Barn, Inc.* (Retail)	156	$1,675
Drill-Quip, Inc.* (Oil & Gas Services)	60	1,231
DSP Group, Inc.* (Semiconductors)	204	1,636
DTS, Inc.* (Home Furnishings)	84	1,541
Dycom Industries, Inc.* (Engineering & Construction)	120	986
Dynamic Materials Corp. (Metal Fabricate/Hardware)	48	927
Eagle Bulk Shipping, Inc.ADR (Transportation)	120	818
EarthLink, Inc.* (Internet)	264	1,785
East West Bancorp, Inc. (Banks)	360	5,749
Eclipsys Corp.* (Software)	168	2,384
Education Realty Trust, Inc. (REIT)	300	1,566
eHealth, Inc.* (Insurance)	96	1,275
El Paso Electric Co.* (Electric)	204	3,690
Electronics for Imaging, Inc.* (Computers)	192	1,836
EMCOR Group, Inc.* (Engineering & Construction)	156	3,499
EMCORE Corp.* (Semiconductors)	240	312
Empire District Electric Co. (Electric)	324	5,702
Emulex Corp.* (Semiconductors)	228	1,591
Encore Wire Corp. (Electrical Components & Equipment)	96	1,820
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	84	2,118
Energy Partners, Ltd.* (Oil & Gas)	156	211
EnerSys* (Electrical Components & Equipment)	84	924
ENGlobal Corp.* (Commercial Services)	132	429
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	72	1,551
Entegris, Inc.* (Semiconductors)	372	815
Enzon Pharmaceuticals, Inc.* (Biotechnology)	312	1,819
Epicor Software Corp.* (Software)	264	1,267
EPIQ Systems, Inc.* (Software)	192	3,208
eResearchTechnology, Inc.* (Internet)	144	955
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	60	2,457
ESSA Bancorp, Inc. (Banks)	300	4,239
Esterline Technologies Corp.* (Aerospace/Defense)	72	2,728
Euronet Worldwide, Inc.* (Commercial Services)	156	1,811
ev3, Inc.* (Healthcare-Products)	240	1,464
Evercore Partners, Inc.—Class A (Diversified Financial Services)	156	1,948
Evergreen Solar, Inc.* (Energy-Alternate Sources)	240	766
Exar Corp.* (Semiconductors)	288	1,921
EXCO Resources, Inc.* (Oil & Gas)	156	1,413
Exelixis, Inc.* (Biotechnology)	384	1,928
Exide Technologies* (Electrical Components & Equipment)	156	825
Extra Space Storage, Inc. (REIT)	252	2,601
EZCORP, Inc.—Class A* (Retail)	180	2,738
Facet Biotech Corp.* (Biotechnology)	57	547
Fair Isaac Corp. (Software)	132	2,226
FairPoint Communications, Inc. (Telecommunications)	276	905
FalconStor Software, Inc.* (Software)	228	634
FCStone Group, Inc.* (Diversified Financial Services)	60	266
Federal Signal Corp. (Miscellaneous Manufacturing)	216	1,773
FEI Co.* (Electronics)	120	2,263
FelCor Lodging Trust, Inc. (REIT)	300	552
Ferro Corp. (Chemicals)	156	1,100
Financial Federal Corp. (Diversified Financial Services)	108	2,513
First BanCorp (Banks)	252	2,807
First Midwest Bancorp, Inc. (Banks)	192	3,834
First Niagara Financial Group, Inc. (Savings & Loans)	372	6,015
First Potomac Realty Trust (REIT)	240	2,232
FirstMerit Corp. (Banks)	276	5,683
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	72	181
Flow International Corp.* (Machinery-Diversified)	192	465
Flowers Foods, Inc. (Food)	192	4,677
Forestar Group, Inc.* (Real Estate)	108	1,028
FormFactor, Inc.* (Semiconductors)	144	2,102
Forward Air Corp. (Transportation)	96	2,330
Fossil, Inc.* (Household Products/Wares)	120	2,004
Fred’s, Inc. (Retail)	204	2,195
Fresh Del Monte Produce, Inc.ADR* (Food)	108	2,421
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	36	1,179
FuelCell Energy, Inc.* (Energy-Alternate Sources)	300	1,164
Fuller (H.B.) Co. (Chemicals)	132	2,127
Gartner Group, Inc.* (Commercial Services)	144	2,568
Gaylord Entertainment Co.* (Lodging)	132	1,431
Genco Shipping & Trading, Ltd.ADR (Transportation)	36	533
Genesco, Inc. (Retail)	72	1,218
Genesee& Wyoming, Inc.—Class A* (Transportation)	84	2,562
GeoEye, Inc.* (Telecommunications)	96	1,846
GFI Group, Inc. (Diversified Financial Services)	216	765
Gibraltar Industries, Inc. (Iron/Steel)	108	1,290
Glacier Bancorp, Inc. (Banks)	204	3,880
Gladstone Investment Corp. (Diversified Financial Services)	240	1,178
Glatfelter (Forest Products & Paper)	252	2,344
Glimcher Realty Trust (REIT)	228	641
Global Crossing, Ltd.ADR* (Telecommunications)	108	858
GMX Resources, Inc.* (Oil & Gas)	36	912
Golar LNG, Ltd.ADR (Transportation)	180	1,217
Goodrich Petroleum Corp.* (Oil & Gas)	48	1,438
GrafTech International, Ltd.* (Electrical Components & Equipment)	216	1,797
Granite Construction, Inc. (Engineering & Construction)	72	3,163
Green Mountain Coffee Roasters, Inc.* (Beverages)	60	2,322
Griffon Corp.* (Miscellaneous Manufacturing)	228	2,127
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	132	1,915
Hanmi Financial Corp. (Banks)	552	1,137
Harmonic, Inc.* (Telecommunications)	276	1,548
Harvest Natural Resources, Inc.* (Oil & Gas)	192	826
Headwaters, Inc.* (Energy-Alternate Sources)	168	1,134
HEALTHSOUTH Corp.* (Healthcare-Services)	204	2,236
Healthways, Inc.* (Healthcare-Services)	84	964
Heartland Express, Inc. (Transportation)	252	3,972
Hecla Mining Co.* (Mining)	348	974
HEICO Corp. (Aerospace/Defense)	84	3,262
Heidrick& Struggles International, Inc. (Commercial Services)	60	1,292
Helen of Troy, Ltd.ADR* (Household Products/Wares)	156	2,708
Hercules Technology Growth Capital, Inc. (Investment Companies)	288	2,281
Herman Miller, Inc. (Office Furnishings)	156	2,033
Hexcel Corp.* (Aerospace/Defense Equipment)	228	1,685
Hibbett Sports, Inc.* (Retail)	120	1,885
Highwoods Properties, Inc. (REIT)	156	4,268
Hilltop Holdings, Inc.* (Real Estate)	300	2,922
HMS Holdings Corp.* (Commercial Services)	84	2,648
Horace Mann Educators Corp. (Insurance)	252	2,316
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	60	980
Hot Topic, Inc.* (Retail)	276	2,559
Hub Group, Inc.—Class A* (Transportation)	96	2,547
Human Genome Sciences, Inc.* (Biotechnology)	372	789

See accompanying notes to the financial statements.
19

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Huron Consulting Group, Inc.* (Commercial Services)	48	$2,749
Hutchinson Technology, Inc.* (Computers)	180	626
Iconix Brand Group, Inc.* (Apparel)	180	1,760
II-VI, Inc.* (Electronics)	72	1,374
Immersion Corp.* (Computers)	156	919
Immucor, Inc.* (Healthcare-Products)	168	4,465
Incyte Genomics, Inc.* (Biotechnology)	228	864
Independent Bank Corp. (Banks)	120	3,139
Infinera Corp.* (Telecommunications)	252	2,258
Informatica Corp.* (Software)	240	3,295
Infospace, Inc. (Internet)	180	1,359
Inland Real Estate Corp. (REIT)	288	3,738
Innerworkings, Inc.* (Software)	192	1,258
Insight Enterprises, Inc.* (Retail)	168	1,159
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	144	2,835
Insteel Industries, Inc. (Miscellaneous Manufacturing)	108	1,219
Insulet Corp.* (Healthcare-Products)	108	834
Integra LifeSciences Holdings* (Biotechnology)	72	2,561
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	96	1,717
InterDigital, Inc.* (Telecommunications)	132	3,630
Interface, Inc.—Class A (Office Furnishings)	168	780
Interline Brands, Inc.* (Building Materials)	156	1,658
Intermec, Inc.* (Machinery-Diversified)	132	1,753
InterMune, Inc.* (Biotechnology)	120	1,270
International Coal Group, Inc.* (Coal)	288	662
International Shipholding Corp. (Transportation)	96	2,432
Interwoven, Inc.* (Internet)	168	2,117
Intevac, Inc.* (Machinery-Diversified)	120	608
Invacare Corp. (Healthcare-Products)	132	2,049
inVentiv Health, Inc.* (Advertising)	96	1,108
Investors Real Estate Trust (REIT)	360	3,856
ION Geophysical Corp.* (Oil & Gas Services)	204	700
Iowa Telecommunications Services, Inc. (Telecommunications)	204	2,913
IPC Holdings, Ltd.ADR (Insurance)	180	5,382
iPCS, Inc.* (Telecommunications)	72	494
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	228	3,233
Isle of Capri Casinos, Inc.* (Entertainment)	240	768
ITC Holdings Corp. (Electric)	108	4,717
J. Crew Group, Inc.* (Retail)	96	1,171
j2 Global Communications, Inc.* (Internet)	108	2,164
Jack Henry & Associates, Inc. (Computers)	216	4,193
Jack in the Box, Inc.* (Retail)	144	3,181
Jackson Hewitt Tax Service, Inc. (Commercial Services)	108	1,695
James River Coal Co.* (Coal)	48	736
Jo-Ann Stores, Inc.* (Retail)	84	1,301
Kaydon Corp. (Metal Fabricate/Hardware)	72	2,473
Kayne Anderson Energy Development Fund (Investment Companies)	144	1,081
Kendle International, Inc.* (Commercial Services)	60	1,543
Kenexa Corp.* (Commercial Services)	108	862
Kindred Healthcare, Inc.* (Healthcare-Services)	72	937
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	240	3,876
Knight Transportation, Inc. (Transportation)	180	2,902
Knoll, Inc. (Office Furnishings)	168	1,515
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	48	1,038
Korn/Ferry International* (Commercial Services)	144	1,644
L-1 Identity Solutions, Inc.* (Electronics)	180	1,213
Laclede Group, Inc. (Gas)	144	6,745
Lance, Inc. (Food)	144	3,303
Landec Corp.* (Chemicals)	288	1,895
Landry’s Restaurants, Inc. (Retail)	156	1,810
LaSalle Hotel Properties (REIT)	120	1,326
Lawson Software, Inc.* (Software)	324	1,536
Layne Christensen Co.* (Engineering & Construction)	48	1,152
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	204	714
Lear Corp.* (Auto Parts & Equipment)	144	203
Lexington Corporate Properties Trust (REIT)	288	1,440
Libbey, Inc. (Housewares)	168	210
Life Time Fitness, Inc.* (Leisure Time)	84	1,088
Lindsay Manufacturing Co. (Machinery-Diversified)	24	763
Live Nation, Inc.* (Commercial Services)	204	1,171
Louisiana-Pacific Corp. (Forest Products & Paper)	288	449
Luby’s, Inc.* (Retail)	348	1,458
Lufkin Industries, Inc. (Oil & Gas Services)	36	1,242
Luminex Corp.* (Healthcare-Products)	108	2,307
Macrovision Solutions Corp.* (Entertainment)	216	2,732
Magellan Health Services, Inc.* (Healthcare-Services)	120	4,699
Magma Design Automation, Inc.* (Electronics)	240	245
Maguire Properties, Inc.* (REIT)	144	210
Maidenform Brands, Inc.* (Apparel)	120	1,218
Manhattan Associates, Inc.* (Computers)	108	1,708
Martek Biosciences Corp. (Biotechnology)	84	2,546
Martha Stewart Living Omnimedia, Inc.—Class A* (Media)	180	468
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	132	4,059
Masimo Corp.* (Healthcare-Products)	120	3,580
MasTec, Inc.* (Telecommunications)	156	1,807
Matrix Service Co.* (Oil & Gas Services)	72	552
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	72	2,641
Max Capital Group, Ltd.ADR (Insurance)	240	4,248
MAXIMUS, Inc. (Commercial Services)	84	2,949
McMoRan Exploration Co.* (Oil & Gas)	108	1,058
Medarex, Inc.* (Pharmaceuticals)	372	2,076
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	144	2,002
Mentor Graphics Corp.* (Computers)	228	1,179
MercadoLibre, Inc.* (Commercial Services)	48	788
Meridian Bioscience, Inc. (Healthcare-Products)	108	2,751
Merit Medical Systems, Inc.* (Healthcare-Products)	144	2,582
Meritage Homes Corp.* (Home Builders)	84	1,022
Micros Systems, Inc.* (Computers)	192	3,133
Microsemi Corp.* (Semiconductors)	192	2,427
Micrus Endovascular Corp.* (Healthcare-Products)	144	1,672
Minerals Technologies, Inc. (Chemicals)	48	1,963
Mitcham Industries, Inc.* (Commercial Services)	120	476
MKS Instruments, Inc.* (Semiconductors)	144	2,130
Mobile Mini, Inc.* (Storage/Warehousing)	108	1,557
Modine Manufacturing Co. (Auto Parts & Equipment)	132	643
ModusLink Global Solutions, Inc.* (Internet)	144	416
Momenta Pharmaceuticals, Inc.* (Biotechnology)	96	1,114
Monarch Casino & Resort, Inc.* (Lodging)	180	2,097
Monolithic Power Systems, Inc.* (Semiconductors)	96	1,211
Montpelier Re Holdings, Ltd.ADR (Insurance)	300	5,037
MPS Group, Inc.* (Commercial Services)	276	2,078
MSC.Software Corp.* (Software)	216	1,443
Mueller Industries, Inc. (Metal Fabricate/Hardware)	96	2,408
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	300	2,520
MVC Capital, Inc. (Investment Companies)	168	1,843
Myriad Genetics, Inc.* (Biotechnology)	108	7,156
Nara Bancorp, Inc. (Banks)	264	2,595
NATCO Group, Inc.—Class A* (Oil & Gas Services)	60	911

See accompanying notes to the financial statements.
20

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

National Penn Bancshares, Inc. (Banks)	252	$3,657
National Retail Properties, Inc. (REIT)	228	3,919
Natus Medical, Inc.* (Healthcare-Products)	120	1,554
Navigant Consulting Co.* (Commercial Services)	132	2,095
NCI Building Systems, Inc.* (Building Materials)	60	978
Nektar Therapeutics* (Biotechnology)	336	1,868
Ness Technologies, Inc.* (Commercial Services)	252	1,079
Net 1 UEPS Technologies, Inc.* (Commercial Services)	120	1,644
Netflix, Inc.* (Internet)	96	2,869
NETGEAR, Inc.* (Telecommunications)	132	1,506
Netlogic Microsystems, Inc.* (Semiconductors)	60	1,321
New Jersey Resources Corp. (Gas)	180	7,083
NewAlliance Bancshares, Inc. (Savings & Loans)	336	4,425
Newpark Resources, Inc.* (Oil & Gas Services)	216	799
Newport Corp.* (Electronics)	180	1,220
Nicor, Inc. (Gas)	120	4,169
NN, Inc. (Metal Fabricate/Hardware)	204	467
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	84	2,835
Nordson Corp. (Machinery-Diversified)	72	2,325
Novatel Wireless, Inc.* (Telecommunications)	144	668
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	156	1,716
Nu Skin Enterprises, Inc. (Retail)	216	2,253
NuVasive, Inc.* (Healthcare-Products)	84	2,911
NYMAGIC, Inc. (Insurance)	96	1,829
Obagi Medical Products, Inc.* (Pharmaceuticals)	168	1,253
Oilsands Quest, Inc.* (Oil & Gas)	276	201
Old National Bancorp (Banks)	228	4,141
Olin Corp. (Chemicals)	180	3,254
Olympic Steel, Inc. (Iron/Steel)	24	489
OM Group, Inc.* (Chemicals)	72	1,520
OMEGA Healthcare Investors, Inc. (REIT)	228	3,641
Omnicell, Inc.* (Software)	168	2,051
Omniture, Inc.* (Commercial Services)	144	1,532
OmniVision Technologies, Inc.* (Semiconductors)	156	819
On Assignment, Inc.* (Commercial Services)	204	1,157
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	120	4,099
Oplink Communications, Inc.* (Telecommunications)	180	1,548
optionsXpress Holdings, Inc. (Diversified Financial Services)	144	1,924
Orbital Sciences Corp.* (Aerospace/Defense)	144	2,812
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	132	5,155
Otter Tail Corp. (Electric)	132	3,080
Overstock.com, Inc.* (Internet)	48	517
Owens& Minor, Inc. (Distribution/Wholesale)	84	3,163
Pacer International, Inc. (Transportation)	132	1,377
Pacific Capital Bancorp (Banks)	204	3,444
Pacific Sunwear of California, Inc.* (Retail)	216	343
PacWest Bancorp (Banks)	132	3,551
PAETEC Holding Corp.* (Telecommunications)	312	449
Palm, Inc.* (Computers)	300	921
Palomar Medical Technologies, Inc.* (Healthcare-Products)	156	1,799
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	120	1,609
Parallel Petroleum Corp.* (Oil & Gas)	120	241
Parametric Technology Corp.* (Software)	300	3,795
PAREXEL International Corp.* (Commercial Services)	144	1,398
Parker Drilling Co.* (Oil & Gas)	300	870
PC-Tel, Inc. (Internet)	228	1,498
PDL BioPharma, Inc. (Biotechnology)	288	1,780
Peet’s Coffee & Tea, Inc.* (Beverages)	132	3,069
Penn Virginia Corp. (Oil & Gas)	84	2,182
Penson Worldwide, Inc.* (Diversified Financial Services)	108	823
Perficient, Inc.* (Internet)	132	631
Perini Corp.* (Engineering & Construction)	60	1,403
Perot Systems Corp.—Class A* (Computers)	204	2,789
PetMed Express, Inc.* (Pharmaceuticals)	156	2,750
PetroQuest Energy, Inc.* (Oil & Gas)	108	730
PharMerica Corp.* (Pharmaceuticals)	108	1,692
Phase Forward, Inc.* (Software)	132	1,653
PHH Corp.* (Commercial Services)	156	1,986
Phoenix Technologies, Ltd.* (Software)	204	714
Pioneer Drilling Co.* (Oil & Gas)	156	869
Piper Jaffray* (Diversified Financial Services)	60	2,386
Plantronics, Inc. (Telecommunications)	132	1,742
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	132	4,763
Plexus Corp.* (Electronics)	120	2,034
PMC-Sierra, Inc.* (Semiconductors)	468	2,275
PNM Resources, Inc. (Electric)	240	2,419
Polaris Industries, Inc. (Leisure Time)	72	2,063
Polycom, Inc.* (Telecommunications)	228	3,080
PolyOne Corp.* (Chemicals)	252	794
Pool Corp. (Distribution/Wholesale)	156	2,803
Portland General Electric Co. (Electric)	228	4,439
Post Properties, Inc. (REIT)	108	1,782
Power Integrations, Inc. (Semiconductors)	96	1,909
Powerwave Technologies, Inc.* (Telecommunications)	408	204
Precision Drilling TrustADR (Oil & Gas)	147	1,233
Premiere Global Services, Inc.* (Telecommunications)	204	1,756
Prestige Brands Holdings, Inc.* (Healthcare-Products)	156	1,646
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	108	1,113
Progress Software Corp.* (Software)	156	3,005
Prosperity Bancshares, Inc. (Banks)	144	4,261
Provident Financial Services, Inc. (Savings & Loans)	204	3,121
Provident New York Bancorp (Savings & Loans)	276	3,422
PSS World Medical, Inc.* (Healthcare-Products)	204	3,839
Psychiatric Solutions, Inc.* (Healthcare-Services)	120	3,342
Quest Resource Corp.* (Oil & Gas)	156	69
Quest Software, Inc.* (Software)	228	2,871
Quidel Corp.* (Healthcare-Products)	120	1,568
Quiksilver, Inc.* (Apparel)	300	552
Rackable Systems, Inc.* (Computers)	156	615
RadiSys Corp.* (Computers)	168	929
RAIT Financial Trust (REIT)	252	655
Ralcorp Holdings, Inc.* (Food)	84	4,906
RCN Corp.* (Telecommunications)	204	1,204
Realty Income Corp. (REIT)	252	5,834
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	132	190
Redwood Trust, Inc. (REIT)	84	1,252
Regal-Beloit Corp. (Hand/Machine Tools)	72	2,735
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	168	3,085
Regis Corp. (Retail)	120	1,744
Rent-A-Center, Inc.* (Commercial Services)	156	2,753
Resources Connection, Inc.* (Commercial Services)	108	1,769
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	96	768
Riverbed Technology, Inc.* (Computers)	156	1,777
Robbins& Myers, Inc. (Machinery-Diversified)	72	1,164
Rock-Tenn Co.—Class A (Forest Products & Paper)	108	3,691
Rockwood Holdings, Inc.* (Chemicals)	108	1,166
Rofin-Sinar Technologies, Inc.* (Electronics)	84	1,729
Rosetta Resources, Inc.* (Oil & Gas)	132	935
Royal Gold, Inc. (Mining)	132	6,496
RTI Biologics, Inc.* (Healthcare-Products)	228	629

See accompanying notes to the financial statements.
21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

RTI International Metals, Inc.* (Mining)	60	$859
Ruddick Corp. (Food)	96	2,654
S&T Bancorp, Inc. (Banks)	132	4,686
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	228	2,013
Savient Pharmaceuticals, Inc.* (Biotechnology)	120	695
SAVVIS, Inc.* (Telecommunications)	132	909
School Specialty, Inc.* (Retail)	108	2,065
Schulman (A.), Inc. (Chemicals)	168	2,856
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	156	3,123
Seabright Insurance Holdings* (Insurance)	192	2,254
Seattle Genetics, Inc.* (Biotechnology)	204	1,824
Selective Insurance Group, Inc. (Insurance)	156	3,577
Semtech Corp.* (Semiconductors)	228	2,570
Senior Housing Properties Trust (REIT)	264	4,731
Sensient Technologies Corp. (Chemicals)	132	3,152
Sequenom, Inc.* (Biotechnology)	180	3,571
Silgan Holdings, Inc. (Packaging & Containers)	72	3,442
Silicon Image, Inc.* (Semiconductors)	300	1,260
Sinclair Broadcast Group, Inc.—Class A (Media)	300	930
SkyWest, Inc. (Airlines)	204	3,794
Skyworks Solutions, Inc.* (Semiconductors)	360	1,994
Smart Balance, Inc.* (Food)	216	1,469
Solera Holdings, Inc.* (Software)	144	3,470
Solutia, Inc.* (Chemicals)	168	756
Sonic Corp.* (Retail)	228	2,775
SONICWALL, Inc.* (Internet)	240	955
Sonus Networks, Inc.* (Telecommunications)	468	739
Sotheby’s (Commercial Services)	156	1,387
Southwest Gas Corp. (Water)	252	811
Spartan Stores, Inc. (Food)	96	2,232
Starent Networks Corp.* (Software)	120	1,432
STEC, Inc.* (Computers)	144	613
Steinway Musical Instruments, Inc.* (Commercial Services)	84	1,471
STERIS Corp. (Healthcare-Products)	144	3,440
Sterling Bancorp (Banks)	180	2,525
Sterling Bancshares, Inc. (Banks)	420	2,554
Steven Madden, Ltd.* (Apparel)	108	2,303
Stewart Information Services Corp. (Insurance)	132	3,101
Stifel Financial Corp.* (Diversified Financial Services)	72	3,301
Stone Energy Corp.* (Oil & Gas)	48	529
Strategic Hotels & Resorts, Inc. (REIT)	336	564
Sun Communities, Inc. (REIT)	252	3,528
Sun Healthcare Group, Inc.* (Healthcare-Services)	156	1,381
Sunrise Assisted Living, Inc.* (Healthcare-Services)	108	181
Sunstone Hotel Investors, Inc. (REIT)	204	1,263
Superior Industries International, Inc. (Auto Parts & Equipment)	156	1,641
Superior Well Services, Inc.* (Oil & Gas Services)	72	720
Susquehanna Bancshares, Inc. (Banks)	264	4,200
SVB Financial Group* (Banks)	120	3,148
Swift Energy Co.* (Oil & Gas)	60	1,009
Switch& Data Facilities Co.* (Internet)	96	709
Sybase, Inc.* (Software)	180	4,459
Sykes Enterprises, Inc.* (Computers)	132	2,524
Synaptics, Inc.* (Computers)	84	1,391
Syniverse Holdings, Inc.* (Telecommunications)	120	1,433
T-3 Energy Services, Inc.* (Oil & Gas Services)	36	340
Take-Two Interactive Software, Inc. (Software)	180	1,361
Tanger Factory Outlet Centers, Inc. (REIT)	108	4,063
Taser International, Inc.* (Electronics)	252	1,331
Team, Inc.* (Commercial Services)	60	1,662
Technitrol, Inc. (Electronics)	144	501
Tecumseh Products Co.—Class A* (Machinery-Diversified)	48	460
Tekelec* (Telecommunications)	240	3,202
Teledyne Technologies, Inc.* (Aerospace/Defense)	72	3,208
TeleTech Holdings, Inc.* (Commercial Services)	144	1,202
Tempur-Pedic International, Inc. (Home Furnishings)	180	1,276
Tennant Co. (Machinery-Diversified)	72	1,109
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	156	460
Tessera Technologies, Inc.* (Semiconductors)	132	1,568
Tetra Tech, Inc.* (Environmental Control)	144	3,478
Texas Capital Bancshares, Inc.* (Banks)	204	2,725
Texas Industries, Inc. (Building Materials)	36	1,242
The Cato Corp.—Class A (Retail)	144	2,174
The Children’s Place Retail Stores, Inc.* (Retail)	60	1,301
The Finish Line, Inc.—Class A (Retail)	168	941
The Geo Group, Inc.* (Commercial Services)	132	2,380
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	96	602
The Gymboree Corp.* (Apparel)	60	1,565
The Hain Celestial Group, Inc.* (Food)	156	2,978
The Knot, Inc.* (Internet)	204	1,697
The Medicines Co.* (Pharmaceuticals)	156	2,298
The Men’s Wearhouse, Inc. (Retail)	132	1,787
The Pep Boys-Manny, Moe & Jack (Retail)	228	942
The Phoenix Cos., Inc. (Insurance)	360	1,177
The Ryland Group, Inc. (Home Builders)	108	1,908
The Spectranetics Corp.* (Healthcare-Products)	168	438
The Steak n Shake Co.* (Retail)	300	1,785
The Timberland Co.—Class A* (Apparel)	144	1,663
The Ultimate Software Group, Inc.* (Software)	72	1,051
The Warnaco Group, Inc.* (Apparel)	96	1,885
Theravance, Inc.* (Pharmaceuticals)	180	2,230
thinkorswim Group, Inc.* (Diversified Financial Services)	180	1,012
Thoratec Corp.* (Healthcare-Products)	180	5,848
THQ, Inc.* (Software)	168	704
Tibco Software, Inc.* (Internet)	480	2,491
Titan International, Inc. (Auto Parts & Equipment)	84	693
TiVo, Inc.* (Home Furnishings)	312	2,234
TNS, Inc.* (Commercial Services)	96	901
Toreador Resources Corp.* (Oil & Gas)	168	922
Town Sports International Holdings, Inc.* (Commercial Services)	180	574
Tractor Supply Co.* (Retail)	96	3,469
TradeStation Group, Inc.* (Diversified Financial Services)	204	1,316
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	96	3,223
Tredegar Corp. (Miscellaneous Manufacturing)	132	2,400
TreeHouse Foods, Inc.* (Food)	120	3,269
Triple-S Management Corp.—Class BADR* (Healthcare-Services)	156	1,794
TriQuint Semiconductor, Inc.* (Semiconductors)	372	1,280
True Religion Apparel, Inc.* (Apparel)	60	746
TrueBlue, Inc.* (Commercial Services)	156	1,493
TrustCo Bank Corp. NY (Banks)	384	3,652
Trustmark Corp. (Banks)	168	3,627
TTM Technologies, Inc.* (Electronics)	192	1,000
Tupperware Corp. (Household Products/Wares)	132	2,996
tw telecom, Inc.* (Telecommunications)	336	2,846
TXCO Resources, Inc.* (Oil & Gas)	180	268
U-Store-It Trust (REIT)	288	1,282
U.S. Physical Therapy, Inc.* (Healthcare-Services)	204	2,719
UAL Corp. (Airlines)	264	2,909

See accompanying notes to the financial statements.
22

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Ultratech Stepper, Inc.* (Semiconductors)	132	$1,579
UMB Financial Corp. (Banks)	84	4,128
Under Armour, Inc.—Class A* (Retail)	84	2,003
Unisource Energy Corp. (Electric)	96	2,819
United America Indemnity, Ltd.—Class AADR* (Insurance)	168	2,152
United Natural Foods, Inc.* (Food)	132	2,352
United Online, Inc. (Internet)	192	1,165
United Therapeutics Corp.* (Pharmaceuticals)	48	3,002
Universal American Financial Corp.* (Insurance)	180	1,588
Universal Corp. (Agriculture)	60	1,792
Universal Health Realty Income Trust (REIT)	120	3,949
Universal Technical Institute, Inc.* (Commercial Services)	156	2,679
USA Mobility, Inc. (Telecommunications)	252	2,916
USEC, Inc.* (Mining)	264	1,185
UTStarcom, Inc.* (Telecommunications)	372	688
VAALCO Energy, Inc.* (Oil & Gas)	228	1,696
Vail Resorts, Inc.* (Entertainment)	84	2,234
Valassis Communications, Inc.* (Commercial Services)	144	190
Valeant Pharmaceuticals International* (Pharmaceuticals)	180	4,122
ValueClick, Inc.* (Internet)	216	1,477
Varian, Inc.* (Electronics)	72	2,413
Veeco Instruments, Inc.* (Semiconductors)	156	989
Venoco, Inc.* (Oil & Gas)	72	195
VeriFone Holdings, Inc.* (Software)	180	882
Vignette Corp.* (Internet)	180	1,694
ViroPharma, Inc.* (Pharmaceuticals)	192	2,500
VistaPrint, Ltd.ADR* (Commercial Services)	120	2,233
Vital Images, Inc.* (Software)	156	2,170
VIVUS, Inc.* (Healthcare-Products)	252	1,341
Volcano Corp.* (Healthcare-Products)	156	2,340
Volcom, Inc.* (Apparel)	60	654
Volterra Semiconductor Corp.* (Semiconductors)	120	858
W.R. Grace & Co.* (Chemicals)	168	1,003
Wabtec Corp. (Machinery-Diversified)	96	3,816
Warren Resources, Inc.* (Oil & Gas)	216	430
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	84	4,017
Watts Water Technologies, Inc.—Class A (Electronics)	120	2,996
Websense, Inc.* (Internet)	144	2,156
Werner Enterprises, Inc. (Transportation)	192	3,329
West Coast Bancorp (Banks)	192	1,265
West Pharmaceutical Services, Inc. (Healthcare-Products)	72	2,719
Westamerica Bancorp (Banks)	72	3,683
Westar Energy, Inc. (Electric)	264	5,415
Westfield Financial, Inc. (Banks)	252	2,601
Willbros Group, Inc.ADR* (Oil & Gas Services)	84	711
Wind River Systems, Inc.* (Software)	228	2,059
Winn-Dixie Stores, Inc.* (Food)	144	2,318
WMS Industries, Inc.* (Leisure Time)	108	2,905
Wolverine World Wide, Inc. (Apparel)	120	2,525
Woodward Governor Co. (Electronics)	132	3,039
World Fuel Services Corp. (Retail)	96	3,552
World Wrestling Entertainment, Inc. (Entertainment)	204	2,260
Worthington Industries, Inc. (Metal Fabricate/Hardware)	180	1,984
Wright Express Corp.* (Commercial Services)	108	1,361
Wright Medical Group, Inc.* (Healthcare-Products)	132	2,697
XenoPort, Inc.* (Pharmaceuticals)	60	1,505
YRC Worldwide, Inc.* (Transportation)	168	482
Zenith National Insurance Corp. (Insurance)	96	3,031
Zoll Medical Corp.* (Healthcare-Products)	60	1,133
Zoltek Cos., Inc.* (Chemicals)	72	647
Zoran Corp.* (Semiconductors)	180	1,229

TOTAL COMMON STOCKS
(Cost $1,158,423)		1,444,290

Repurchase Agreements (46.3%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $297,000 (Collateralized by $305,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $306,566)	$297,000	297,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $375,000 (Collateralized by $365,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $383,804)	375,000	375,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $622,000 (Collateralized by $590,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $637,737)	622,000	622,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,000 (Collateralized by $20,000 of various Federal Home Loan Bank Securities, 1.15%–2.23%, 3/12/09–12/11/09, market value $20,159)	10,000	10,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,304,000)		1,304,000

TOTAL INVESTMENT SECURITIES
(Cost $2,462,423)—97.6%		2,748,290
Net other assets (liabilities)—2.4%		66,453

NET ASSETS—100.0%		$2,814,743

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $300,000.

ADR	American Depositary Receipt

Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 1/27/09	$1,364,885	$49,571

See accompanying notes to the financial statements.
23

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.8%
Auto Parts & Equipment	0.2%
Banks	3.7%
Beverages	0.2%
Biotechnology	1.8%
Building Materials	0.2%
Chemicals	0.8%
Coal	NM
Commercial Services	3.3%
Computers	1.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	0.7%
Electric	1.7%
Electrical Components & Equipment	0.5%
Electronics	1.2%
Energy-Alternate Sources	NM
Engineering & Construction	0.4%
Entertainment	0.4%
Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	0.3%
Gas	0.7%
Hand/Machine Tools	0.2%
Healthcare-Products	3.1%
Healthcare-Services	1.0%
Home Builders	0.1%
Home Furnishings	0.2%
Household Products/Wares	0.3%
Housewares	NM
Insurance	2.2%
Internet	1.6%
Investment Companies	0.4%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.2%
Machinery-Diversified	0.8%
Media	0.1%
Metal Fabricate/Hardware	0.4%
Mining	0.4%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.2%
Oil & Gas	0.9%
Oil & Gas Services	0.2%
Packaging & Containers	0.1%
Pharmaceuticals	2.2%
REIT	2.8%
Real Estate	0.1%
Retail	2.7%
Savings & Loans	0.8%
Semiconductors	1.4%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.3%
Toys/Games/Hobbies	0.1%
Transportation	1.1%
Water	0.3%
Other**	48.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
24

PROFUNDS VP
ProFund VP Small-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$2,462,423

Securities, at value	1,444,290
Repurchase agreements, at value	1,304,000

Total Investment Securities, at value	2,748,290
Cash	112
Segregated cash balances with custodian for swap agreements	179
Dividends and interest receivable	4,666
Unrealized gain on swap agreements	49,571
Receivable for capital shares issued	32,887
Receivable for investments sold	9,990
Prepaid expenses	95

Total Assets	2,845,790

Liabilities:
Payable for capital shares redeemed	2,023
Variation margin on futures contracts	1,869
Advisory fees payable	2,170
Management services fees payable	289
Administration fees payable	153
Administrative services fees payable	1,780
Distribution fees payable	1,768
Trustee fees payable	16
Transfer agency fees payable	504
Fund accounting fees payable	271
Compliance services fees payable	78
Other accrued expenses	20,126

Total Liabilities	31,047

Net Assets	$2,814,743

Net Assets consist of:
Capital	$2,337,823
Accumulated net realized gains (losses) on investments	141,482
Net unrealized appreciation (depreciation) on investments	335,438

Net Assets	$2,814,743

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	158,595

Net Asset Value (offering and redemption price per share)	$17.75

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$420,358
Interest	86,056

Total Investment Income	506,414

Expenses:
Advisory fees	301,939
Management services fees	49,782
Administration fees	13,722
Transfer agency fees	17,287
Administrative services fees	100,507
Distribution fees	100,646
Custody fees	12,865
Fund accounting fees	28,588
Trustee fees	737
Compliance services fees	405
Other fees	36,783

Total Gross Expenses before reductions	663,261
Less Expenses reduced by the Advisor	(9,523)

Total Net Expenses	653,738

Net Investment Income (Loss)	(147,324)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,552,099
Net realized gains (losses) on futures contracts	(216,066)
Net realized gains (losses) on swap agreements	(389,391)
Change in net unrealized appreciation/depreciation on investments	(5,740,525)

Net Realized and Unrealized Gains (Losses) on Investments	(4,793,883)

Change in Net Assets Resulting from Operations	$(4,941,207)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(147,324)	$145,273
Net realized gains (losses) on investments	946,642	5,274,642
Change in net unrealized appreciation/depreciation on investments	(5,740,525)	(8,054,073)

Change in net assets resulting from operations	(4,941,207)	(2,634,158)

Distributions to Shareholders From:
Net investment income	(145,273)	(574,522)
Net realized gains on investments	(5,293,282)	(11,157,328)

Change in net assets resulting from distributions	(5,438,555)	(11,731,850)

Capital Transactions:
Proceeds from shares issued	57,258,918	138,953,543
Dividends reinvested	5,438,555	11,731,850
Value of shares redeemed	(118,028,326)	(187,741,651)

Change in net assets resulting from capital transactions	(55,330,853)	(37,056,258)

Change in net assets	(65,710,615)	(51,422,266)
Net Assets:
Beginning of period	68,525,358	119,947,624

End of period	$2,814,743	$68,525,358

Accumulated net investment income (loss)	$—	$145,273

Share Transactions:
Issued	2,612,478	3,884,892
Reinvested	209,578	377,837
Redeemed	(4,894,957)	(5,251,852)

Change in shares	(2,072,901)	(989,123)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$30.71	$37.24	$32.95	$35.93	$31.62

Investment Activities:
Net investment income (loss)(a)	(0.10)	0.06	0.17	— (b)	(0.14)
Net realized and unrealized gains (losses) on investments	(9.82)	(0.82)	4.65	1.04	5.37

Total income (loss) from investment activities	(9.92)	(0.76)	4.82	1.04	5.23

Distributions to Shareholders From:
Net investment income	(0.08)	(0.28)	—	—	—
Net realized gains on investments	(2.96)	(5.49)	(0.53)	(4.02)	(0.92)

Total distributions	(3.04)	(5.77)	(0.53)	(4.02)	(0.92)

Net Asset Value, End of Period	$17.75	$30.71	$37.24	$32.95	$35.93

Total Return	(35.44)%	(2.21)%	14.75%	2.81%	16.74%

Ratios to Average Net Assets:
Gross expenses	1.65%	1.61%	1.59%	1.60%	1.61%
Net expenses	1.62%	1.56%	1.55%	1.60%	1.61%
Net investment income (loss)	(0.37)%	0.15%	0.47%	(0.01)%	(0.44)%

Supplemental Data:
Net assets, end of period (000’s)	$2,815	$68,525	$119,948	$117,108	$147,828
Portfolio turnover rate(c)	69%	40%	53%	67%	161%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Dow 30

The ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial AverageSM (DJIA). For the year ended December 31, 2008, the Fund had a total return of –36.73%, compared to a total return of –31.92%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), McDonalds Corp (+5.57%), and Johnson & Johnson (–10.30%), while the bottom three performers in this group were 3M Co (–31.76%), United Technologies Corp (–29.97%), and Coca-Cola Co (–26.23%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from May 1, 2006 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Dow 30	5/1/2006	–36.73%	–7.33%	1.39%	1.39%

Dow Jones Industrial Average	5/1/2006	–31.92%	–6.85%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Dow 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Industrial Average.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	78%
Futures Contracts	21%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Industrial	19%
Technology	14%
Energy	14%
Consumer Cyclical	13%
Communications	8%
Financial	6%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	December 31, 2008

Repurchase Agreements (97.0%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $40,000 (Collateralized by $50,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $50,257)	$40,000	$40,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $40,000 (Collateralized by $40,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $42,061)	40,000	40,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $40,000 (Collateralized by $40,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $42,061)	40,000	40,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $37,000 (Collateralized by $45,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $45,485)	37,000	37,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $40,000 (Collateralized by $40,800 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $40,805)	40,000	40,000

TOTAL REPURCHASE AGREEMENTS
(Cost $197,000)		197,000

TOTAL INVESTMENT SECURITIES
(Cost $197,000)—97.0%		197,000
Net other assets (liabilities)—3.0%		6,101

NET ASSETS—100.0%		$203,101

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 3/20/09 (Underlying notional amount at value $43,635)	1	$747

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 1/27/09	$158,161	$5,265

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $100,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Dow 30

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$197,000

Repurchase agreements, at value	197,000

Total Investment Securities, at value	197,000
Segregated cash balances with brokers for futures contracts	7,397
Unrealized gain on swap agreements	5,265
Variation margin on futures contracts	485
Prepaid expenses	3

Total Assets	210,150

Liabilities:
Cash overdraft	281
Advisory fees payable	2,262
Management services fees payable	302
Administration fees payable	129
Administrative services fees payable	16
Distribution fees payable	1,110
Trustee fees payable	17
Transfer agency fees payable	475
Fund accounting fees payable	281
Compliance services fees payable	81
Other accrued expenses	2,095

Total Liabilities	7,049

Net Assets	$203,101

Net Assets consist of:
Capital	$1,345,404
Accumulated net investment income (loss)	12,740
Accumulated net realized gains (losses) on investments	(1,161,055)
Net unrealized appreciation (depreciation) on investments	6,012

Net Assets	$203,101

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,138

Net Asset Value (offering and redemption price per share)	$22.23

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$43,473
Dividends	5,541

Total Investment Income	49,014

Expenses:
Advisory fees	17,548
Management services fees	2,808
Administration fees	850
Transfer agency fees	1,175
Administrative services fees	91
Distribution fees	5,849
Custody fees	3,891
Fund accounting fees	1,586
Trustee fees	46
Compliance services fees	33
Other fees	2,619
Recoupment of prior expenses reduced by the Advisor	246

Total Gross Expenses before reductions	36,742
Less Expenses reduced by the Advisor	(468)

Total Net Expenses	36,274

Net Investment Income (Loss)	12,740

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(632,820)
Net realized gains (losses) on futures contracts	122,613
Net realized gains (losses) on swap agreements	(1,083,204)
Change in net unrealized appreciation/depreciation on investments	10,104

Net Realized and Unrealized Gains (Losses) on Investments	(1,583,307)

Change in Net Assets Resulting from Operations	$(1,570,567)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Dow 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$12,740	$187,688
Net realized gains (losses) on investments	(1,593,411)	521,384
Change in net unrealized appreciation/depreciation on investments	10,104	(17,006)

Change in net assets resulting from operations	(1,570,567)	692,066

Distributions to Shareholders From:
Net investment income	(187,688)	(65,278)
Net realized gains on investments	(308,529)	—

Change in net assets resulting from distributions	(496,217)	(65,278)

Capital Transactions:
Proceeds from shares issued	348,101,082	614,801,268
Dividends reinvested	17,856	65,278
Value of shares redeemed	(346,364,042)	(621,010,798)

Change in net assets resulting from capital transactions	1,754,896	(6,144,252)

Change in net assets	(311,888)	(5,517,464)
Net Assets:
Beginning of period	514,989	6,032,453

End of period	$203,101	$514,989

Accumulated net investment income (loss)	$12,740	$187,688

Share Transactions:
Issued	11,261,353	16,782,180
Reinvested	604	1,749
Redeemed	(11,266,161)	(16,946,661)

Change in shares	(4,204)	(162,732)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the period
	year ended	year ended	May 1, 2006 through
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$38.60	$34.26	$30.00

Investment Activities:
Net investment income (loss)(b)	0.17	1.20	0.67
Net realized and unrealized gains (losses) on investments	(13.63)	3.23	3.59

Total income (loss) from investment activities	(13.46)	4.43	4.26

Distributions to Shareholders From:
Net investment income	(1.10)	(0.09)	—
Net realized gains on investments	(1.81)	—	—

Total distributions	(2.91)	(0.09)	—

Net Asset Value, End of Period	$22.23	$38.60	$34.26

Total Return	(36.73)%	12.94%	14.20	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.57%	1.39%	1.69%
Net expenses(d)	1.55%	1.34%	1.63%
Net investment income (loss)(d)	0.55%	3.27%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$203	$515	$6,032
Portfolio turnover rate(e)	7,356%	40,865%	6,548	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP NASDAQ-100

The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2008, the Fund had a total return of –42.48%, compared to a total return of –41.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Amgen Inc (+24.35%), Gilead Sciences Inc (+11.15%), and Teva Pharmaceutical Industries Ltd (–8.41%), while the bottom three performers in this group were Apple Computer Inc (–56.91%), Google Inc Class A (–55.51%), and Microsoft Corp (–45.39%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP NASDAQ-100	1/22/2001	–42.48%	–4.95%	–10.67%	1.69%	1.63%

NASDAQ-100 Index	1/22/2001	–41.57%	–3.34%	–9.06%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	15%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	8.4%
Qualcomm, Inc.	5.7%
Microsoft Corp.	4.7%
Gilead Sciences, Inc.	3.6%
Google, Inc.—Class A	3.5%

NASDAQ-100 Index - Composition
% of Index

Technology	36%
Communications	26%
Consumer Non-Cyclical	24%
Consumer Cyclical	8%
Industrial	4%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	December 31, 2008

Common Stocks (84.7%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	20,930	$180,835
Adobe Systems, Inc.* (Software)	9,170	195,229
Akamai Technologies, Inc.* (Internet)	2,800	42,252
Altera Corp. (Semiconductors)	7,350	122,819
Amazon.com, Inc.* (Internet)	5,040	258,451
Amgen, Inc.* (Biotechnology)	8,680	501,270
Apollo Group, Inc.—Class A* (Commercial Services)	2,800	214,536
Apple Computer, Inc.* (Computers)	21,910	1,870,019
Applied Materials, Inc. (Semiconductors)	12,250	124,093
Autodesk, Inc.* (Software)	4,130	81,155
Automatic Data Processing, Inc. (Software)	6,300	247,842
Baidu.com, Inc.ADR* (Internet)	420	54,839
Bed Bath & Beyond, Inc.* (Retail)	6,160	156,587
Biogen Idec, Inc.* (Biotechnology)	5,600	266,728
Broadcom Corp.—Class A* (Semiconductors)	7,210	122,354
C.H. Robinson Worldwide, Inc. (Transportation)	2,940	161,788
CA, Inc. (Software)	8,750	162,138
Celgene Corp.* (Biotechnology)	7,980	441,134
Cephalon, Inc.* (Pharmaceuticals)	1,120	86,285
Check Point Software Technologies, Ltd.ADR* (Internet)	3,710	70,453
Cintas Corp. (Textiles)	3,220	74,801
Cisco Systems, Inc.* (Telecommunications)	37,030	603,589
Citrix Systems, Inc.* (Software)	3,780	89,095
Cognizant Technology Solutions Corp.* (Computers)	4,970	89,758
Comcast Corp.—Special Class A (Media)	25,480	430,102
Costco Wholesale Corp. (Retail)	3,990	209,475
Dell, Inc.* (Computers)	12,600	129,024
DENTSPLY International, Inc. (Healthcare-Products)	2,520	71,165
DIRECTV Group, Inc.* (Media)	13,510	309,514
DISH Network Corp.—Class A* (Media)	3,780	41,920
eBay, Inc.* (Internet)	16,800	234,528
Electronic Arts, Inc.* (Software)	5,670	90,947
Expedia, Inc.* (Internet)	4,970	40,953
Expeditors International of Washington, Inc. (Transportation)	3,640	121,103
Express Scripts, Inc.* (Pharmaceuticals)	3,850	211,673
Fastenal Co. (Distribution/Wholesale)	2,450	85,383
First Solar, Inc.* (Energy-Alternate Sources)	1,190	164,172
Fiserv, Inc.* (Software)	3,500	127,295
Flextronics International, Ltd.ADR* (Electronics)	15,540	39,782
FLIR Systems, Inc.* (Electronics)	2,520	77,314
Focus Media Holding, Ltd.ADR* (Advertising)	1,960	17,816
Foster Wheeler, Ltd.ADR* (Engineering& Construction)	2,450	57,281
Garmin, Ltd.ADR (Electronics)	3,290	63,069
Genzyme Corp.* (Biotechnology)	5,950	394,902
Gilead Sciences, Inc.* (Pharmaceuticals)	15,820	809,035
Google, Inc.—Class A* (Internet)	2,520	775,278
Hansen Natural Corp.* (Beverages)	1,610	53,983
Henry Schein, Inc.* (Healthcare-Products)	1,540	56,503
Hologic, Inc.* (Healthcare-Products)	4,760	62,213
IAC/InterActiveCorp* (Internet)	2,520	39,640
Illumina, Inc.* (Biotechnology)	2,100	54,705
Infosys Technologies, Ltd.ADR (Software)	1,960	48,157
Intel Corp. (Semiconductors)	34,440	504,890
Intuit, Inc.* (Software)	7,070	168,195
Intuitive Surgical, Inc.* (Healthcare-Products)	630	80,004
J.B. Hunt Transport Services, Inc. (Transportation)	2,170	57,006
Joy Global, Inc. (Machinery-Construction & Mining)	1,820	41,660
Juniper Networks, Inc.* (Telecommunications)	6,090	106,636
KLA-Tencor Corp. (Semiconductors)	3,570	77,790
Lam Research Corp.* (Semiconductors)	2,240	47,667
Liberty Global, Inc.—Class A* (Media)	2,660	42,347
Liberty Media Holding Corp.—Interactive Series A* (Internet)	9,590	29,921
Life Technologies Corp.* (Biotechnology)	3,080	71,795
Linear Technology Corp. (Semiconductors)	5,180	114,582
Logitech International S.A.ADR* (Computers)	3,080	47,986
Marvell Technology Group, Ltd.ADR* (Semiconductors)	10,290	68,634
Maxim Integrated Products, Inc. (Semiconductors)	5,460	62,353
Microchip Technology, Inc. (Semiconductors)	2,660	51,950
Microsoft Corp. (Software)	54,180	1,053,259
Millicom International Cellular S.A.ADR (Telecommunications)	1,820	81,736
NetApp, Inc.* (Computers)	6,090	85,077
NII Holdings, Inc.—Class B* (Telecommunications)	2,800	50,904
NVIDIA Corp.* (Semiconductors)	9,310	75,132
O’Reilly Automotive, Inc.* (Retail)	2,310	71,009
Oracle Corp.* (Software)	38,010	673,917
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	December 31, 2008

Common Stocks, continued
	Shares	Value

PACCAR, Inc. (Auto Manufacturers)	7,140	$204,204
Patterson Cos., Inc.* (Healthcare-Products)	2,030	38,063
Paychex, Inc. (Commercial Services)	6,020	158,206
Pharmaceutical Product Development, Inc. (Commercial Services)	1,960	56,860
Qualcomm, Inc. (Telecommunications)	35,280	1,264,083
Research In Motion, Ltd.ADR* (Computers)	10,010	406,206
Ross Stores, Inc. (Retail)	2,310	68,676
Ryanair Holdings PLCADR* (Airlines)	2,030	59,032
Seagate TechnologyADR (Computers)	8,610	38,142
Sears Holdings Corp.* (Retail)	2,240	87,069
Sigma-Aldrich Corp. (Chemicals)	2,100	88,704
Staples, Inc. (Retail)	8,470	151,782
Starbucks Corp.* (Retail)	17,990	170,185
Steel Dynamics, Inc. (Iron/Steel)	3,290	36,782
Stericycle, Inc.* (Environmental Control)	1,540	80,203
Sun Microsystems, Inc.* (Computers)	5,670	21,659
Symantec Corp.* (Internet)	15,470	209,154
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	11,270	479,764
Urban Outfitters, Inc.* (Retail)	2,870	42,993
VeriSign, Inc.* (Internet)	3,220	61,438
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,730	82,937
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	4,410	63,945
Wynn Resorts, Ltd.* (Lodging)	2,100	88,746
Xilinx, Inc. (Semiconductors)	6,370	113,513
Yahoo!, Inc.* (Internet)	11,760	143,472

TOTAL COMMON STOCKS
(Cost $11,123,187)		18,915,250

Repurchase Agreements (10.2%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $519,000 (Collateralized by $530,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $532,721)	$519,000	519,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $648,000 (Collateralized by $629,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $661,405)	648,000	648,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,084,001 (Collateralized by $1,025,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $1,107,934)	1,084,000	1,084,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $20,000 (Collateralized by $25,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $25,270)	20,000	20,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,271,000)		2,271,000

TOTAL INVESTMENT SECURITIES
(Cost $13,394,187)—94.9%		21,186,250
Net other assets (liabilities)—5.1%		1,136,697

NET ASSETS—100.0%		$22,322,947

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,437,820)	142	$63,193

ProFund VP NASDAQ-100 invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Airlines	0.3%
Auto Manufacturers	0.9%
Beverages	0.2%
Biotechnology	8.1%
Chemicals	0.4%
Commercial Services	2.0%
Computers	12.1%
Distribution/Wholesale	0.4%
Electronics	0.8%
Energy-Alternate Sources	0.7%
Engineering & Construction	0.3%
Environmental Control	0.4%
Healthcare-Products	1.4%
Internet	8.7%
Iron/Steel	0.2%
Lodging	0.4%
Machinery-Construction & Mining	0.2%
Media	3.7%
Pharmaceuticals	7.3%
Retail	4.3%
Semiconductors	6.5%
Software	14.0%
Telecommunications	9.5%
Textiles	0.3%
Transportation	1.5%
Other**	15.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP NASDAQ-100

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$13,394,187

Securities, at value	18,915,250
Repurchase agreements, at value	2,271,000

Total Investment Securities, at value	21,186,250
Cash	7,764
Segregated cash balances with brokers for futures contracts	407,923
Dividends and interest receivable	7,890
Receivable for capital shares issued	8,615
Receivable for investments sold	2,702,163
Variation margin on futures contracts	27,636
Prepaid expenses	79

Total Assets	24,348,320

Liabilities:
Payable for investments purchased	7,082
Payable for capital shares redeemed	1,963,916
Advisory fees payable	6,018
Management services fees payable	802
Administration fees payable	823
Administrative services fees payable	7,348
Distribution fees payable	5,715
Trustee fees payable	104
Transfer agency fees payable	4,229
Fund accounting fees payable	1,744
Compliance services fees payable	503
Other accrued expenses	27,089

Total Liabilities	2,025,373

Net Assets	$22,322,947

Net Assets consist of:
Capital	$50,827,031
Accumulated net realized gains (losses) on investments	(36,359,340)
Net unrealized appreciation (depreciation) on investments	7,855,256

Net Assets	$22,322,947

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,083,640

Net Asset Value (offering and redemption price per share)	$10.71

Statement of Operations

For the year ended December 31, 2008

Investment Income:
Dividends	$286,147
Interest	15,314

Total Investment Income	301,461

Expenses:
Advisory fees	370,186
Management services fees	59,216
Administration fees	17,062
Transfer agency fees	22,373
Administrative services fees	168,334
Distribution fees	123,395
Custody fees	18,712
Fund accounting fees	30,853
Trustee fees	878
Compliance services fees	1,419
Other fees	57,526

Total Gross Expenses before reductions	869,954
Less Expenses reduced by the Advisor	(65,415)

Total Net Expenses	804,539

Net Investment Income (Loss)	(503,078)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	1,283,232
Net realized gains (losses) on futures contracts	(614,157)
Change in net unrealized appreciation/depreciation on investments	(25,584,760)

Net Realized and Unrealized Gains (Losses) on Investments	(24,915,685)

Change in Net Assets Resulting from Operations	$(25,418,763)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(503,078)	$(649,515)
Net realized gains (losses) on investments	669,075	4,071,177
Change in net unrealized appreciation/depreciation on investments	(25,584,760)	5,167,689

Change in net assets resulting from operations	(25,418,763)	8,589,351

Capital Transactions:
Proceeds from shares issued	278,242,532	516,670,298
Value of shares redeemed	(340,447,825)	(489,101,529)

Change in net assets resulting from capital transactions	(62,205,293)	27,568,769

Change in net assets	(87,624,056)	36,158,120
Net Assets:
Beginning of period	109,947,003	73,788,883

End of period	$22,322,947	$109,947,003

Share Transactions:
Issued	18,750,018	28,930,958
Redeemed	(22,570,041)	(27,689,735)

Change in shares	(3,820,023)	1,241,223

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$18.62	$15.83	$15.01	$16.45	$15.79

Investment Activities:
Net investment income (loss)(a)	(0.16)	(0.12)	(0.16)	(0.18)	(0.12)
Net realized and unrealized gains (losses) on investments	(7.75)	2.91	0.98	0.18	1.42

Total income (loss) from investment activities	(7.91)	2.79	0.82	—	1.30

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(1.44)	(0.64)

Net Asset Value, End of Period	$10.71	$18.62	$15.83	$15.01	$16.45

Total Return	(42.48)%	17.62%	5.46%	0.18%	8.53%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.69%	1.73%	1.84%	1.87%
Net expenses	1.63%	1.63%	1.70%	1.84%	1.87%
Net investment income (loss)	(1.02)%	(0.68)%	(1.05)%	(1.21)%	(0.75)%

Supplemental Data:
Net assets, end of period (000’s)	$22,323	$109,947	$73,789	$90,330	$157,144
Portfolio turnover rate(b)	470%	336%	258%	387%	540%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Large-Cap Value

The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.1 For the year ended December 31, 2008, the Fund had a total return of –40.46%, compared to a total return of –39.19%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wells Fargo & Co (–2.35%), Proctor & Gamble Co (–15.80%), and Verizon Communications Inc (–22.06%), while the bottom three performers in this group were Bank of America Corp (–65.87%), General Electric Co (–56.30%), and Merck & Co Inc (–47.69%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Large-Cap Value	5/3/2004	–40.46%	–4.29%	1.72%	1.63%

S&P 500/Citigroup Value Index[4]	5/3/2004	–39.19%	–2.18%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)

December 31, 2008

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	4.5%
AT&T, Inc.	4.4%
Pfizer, Inc.	3.1%
J.P. Morgan Chase & Co.	3.1%
Wells Fargo & Co.	2.9%

S&P 500/Citigroup Value Index - Composition
% of Index

Consumer Non-Cyclical	25%
Financial	22%
Industrial	14%
Communications	12%
Utilities	8%
Consumer Cyclical	7%
Technology	5%
Basic Materials	4%
Energy	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2008

Common Stocks (99.8%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	6,555	$349,840
Advanced Micro Devices, Inc.* (Semiconductors)	3,420	7,387
Aetna, Inc. (Healthcare-Services)	1,995	56,857
Affiliated Computer Services, Inc.—Class A* (Computers)	285	13,096
AFLAC, Inc. (Insurance)	1,710	78,386
Air Products & Chemicals, Inc. (Chemicals)	1,710	85,962
AK Steel Holding Corp. (Iron/Steel)	855	7,969
Alcoa, Inc. (Mining)	6,840	77,018
Allegheny Energy, Inc. (Electric)	1,425	48,251
Allegheny Technologies, Inc. (Iron/Steel)	285	7,276
Allergan, Inc. (Pharmaceuticals)	1,425	57,456
Allstate Corp. (Insurance)	4,560	149,386
Altria Group, Inc. (Agriculture)	17,955	270,402
Ameren Corp. (Electric)	1,710	56,875
American Capital, Ltd. (Investment Companies)	1,710	5,540
American Electric Power, Inc. (Electric)	3,420	113,818
American Express Co. (Diversified Financial Services)	3,420	63,441
American International Group, Inc. (Insurance)	23,370	36,691
American Tower Corp.* (Telecommunications)	2,565	75,206
Ameriprise Financial, Inc. (Diversified Financial Services)	1,995	46,603
AmerisourceBergen Corp. (Pharmaceuticals)	1,425	50,815
Analog Devices, Inc. (Semiconductors)	2,565	48,786
AON Corp. (Insurance)	1,425	65,094
Apartment Investment and Management Co.—Class A (REIT)	855	9,875
Applied Materials, Inc. (Semiconductors)	3,135	31,758
Archer-Daniels-Midland Co. (Agriculture)	5,700	164,331
Assurant, Inc. (Insurance)	1,140	34,200
AT&T, Inc. (Telecommunications)	51,300	1,462,050
Automatic Data Processing, Inc. (Software)	1,995	78,483
AutoNation, Inc.* (Retail)	855	8,447
Avalonbay Communities, Inc. (REIT)	570	34,531
Avery Dennison Corp. (Household Products/Wares)	855	27,984
Bank of America Corp. (Banks)	43,890	617,971
Bank of New York Mellon Corp. (Banks)	9,975	282,592
Bard (C.R.), Inc. (Healthcare-Products)	285	24,014
Baxter International, Inc. (Healthcare-Products)	2,565	137,458
BB&T Corp. (Banks)	4,845	133,044
Becton, Dickinson & Co. (Healthcare-Products)	855	58,473
Bemis Co., Inc. (Packaging & Containers)	855	20,246
Best Buy Co., Inc. (Retail)	1,140	32,045
Big Lots, Inc.* (Retail)	285	4,130
Boeing Co. (Aerospace/Defense)	3,135	133,770
Boston Properties, Inc. (REIT)	1,140	62,700
Boston Scientific Corp.* (Healthcare-Products)	8,265	63,971
Bristol-Myers Squibb Co. (Pharmaceuticals)	17,385	404,201
Broadcom Corp.—Class A* (Semiconductors)	1,995	33,855
Brown-Forman Corp. (Beverages)	285	14,675
Burlington Northern Santa Fe Corp. (Transportation)	1,140	86,309
CA, Inc. (Software)	1,425	26,405
Capital One Financial Corp. (Diversified Financial Services)	3,420	109,064
Cardinal Health, Inc. (Pharmaceuticals)	3,135	108,063
Carnival Corp.—Class AADR (Leisure Time)	3,705	90,106
CBS Corp.—Class B (Media)	5,985	49,017
CenterPoint Energy, Inc. (Electric)	3,135	39,564
Centex Corp. (Home Builders)	570	6,065
CenturyTel, Inc. (Telecommunications)	855	23,367
Cephalon, Inc.* (Pharmaceuticals)	285	21,956
CF Industries Holdings, Inc. (Chemicals)	285	14,011
Chubb Corp. (Insurance)	1,425	72,675
Ciena Corp.* (Telecommunications)	855	5,729
CIGNA Corp. (Insurance)	2,280	38,418
Cincinnati Financial Corp. (Insurance)	1,425	41,425
Cintas Corp. (Textiles)	570	13,241
CIT Group, Inc. (Diversified Financial Services)	2,565	11,645
Citigroup, Inc. (Diversified Financial Services)	47,595	319,362
Citrix Systems, Inc.* (Software)	570	13,435
Clorox Co. (Household Products/Wares)	1,140	63,338
CMS Energy Corp. (Electric)	1,995	20,150
Coca-Cola Co. (Beverages)	5,130	232,235
Coca-Cola Enterprises, Inc. (Beverages)	2,850	34,286
Comcast Corp.—Special Class A (Media)	14,820	250,162
Comerica, Inc. (Banks)	1,425	28,286
Computer Sciences Corp.* (Computers)	1,425	50,075
ConAgra Foods, Inc. (Food)	3,990	65,835
ConocoPhillips (Oil & Gas)	4,560	236,208
Consolidated Edison, Inc. (Electric)	2,280	88,760
Constellation Brands, Inc.* (Beverages)	855	13,483
Constellation Energy Group, Inc. (Electric)	1,425	35,753
Convergys Corp.* (Commercial Services)	1,140	7,307

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,425	$41,653
Corning, Inc. (Telecommunications)	13,680	130,370
Costco Wholesale Corp. (Retail)	1,995	104,737
Coventry Health Care, Inc.* (Healthcare-Services)	570	8,482
Covidien, Ltd.ADR (Healthcare-Products)	4,275	154,926
CSX Corp. (Transportation)	3,420	111,047
Cummins, Inc. (Machinery-Diversified)	570	15,236
CVS Corp. (Retail)	5,985	172,009
D.R. Horton, Inc. (Home Builders)	1,710	12,090
Darden Restaurants, Inc. (Retail)	1,140	32,125
Dean Foods Co.* (Food)	570	10,243
Deere & Co. (Machinery-Diversified)	1,425	54,606
DENTSPLY International, Inc. (Healthcare-Products)	570	16,097
Developers Diversified Realty Corp. (REIT)	1,140	5,563
DIRECTV Group, Inc.* (Media)	2,850	65,293
Discover Financial Services (Diversified Financial Services)	1,710	16,296
Dominion Resources, Inc. (Electric)	5,130	183,859
Dover Corp. (Miscellaneous Manufacturing)	1,710	56,293
Dr. Pepper Snapple Group, Inc.* (Beverages)	855	13,894
DTE Energy Co. (Electric)	1,425	50,830
Duke Energy Corp. (Electric)	11,115	166,836
Dynegy, Inc.—Class A* (Electric)	4,275	8,550
E* TRADE Financial Corp.* (Diversified Financial Services)	2,565	2,950
E.I. du Pont de Nemours & Co. (Chemicals)	7,980	201,894
Eastman Chemical Co. (Chemicals)	570	18,075
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,280	15,002
Eaton Corp. (Miscellaneous Manufacturing)	1,425	70,837
Edison International (Electric)	2,850	91,542
El Paso Corp. (Pipelines)	5,985	46,863
Electronic Arts, Inc.* (Software)	1,710	27,428
Eli Lilly & Co. (Pharmaceuticals)	8,835	355,785
Embarq Corp. (Telecommunications)	1,140	40,994
EMC Corp.* (Computers)	5,985	62,663
Emerson Electric Co. (Electrical Components & Equipment)	2,565	93,905
Entergy Corp. (Electric)	1,710	142,152
Equitable Resources, Inc. (Pipelines)	285	9,562
Equity Residential Properties Trust (REIT)	2,280	67,990
Exelon Corp. (Electric)	5,700	316,977
Expedia, Inc.* (Internet)	1,140	9,394
Family Dollar Stores, Inc. (Retail)	570	14,860
Federated Investors, Inc.—Class B (Diversified Financial Services)	285	4,834
FedEx Corp. (Transportation)	1,425	91,414
Fidelity National Information Services, Inc. (Software)	1,710	27,822
Fifth Third Bancorp (Banks)	5,130	42,374
First Horizon National Corp. (Banks)	1,141	12,061
FirstEnergy Corp. (Electric)	2,565	124,608
Flowserve Corp. (Machinery-Diversified)	570	29,355
Fluor Corp. (Engineering & Construction)	855	38,364
Ford Motor Co.* (Auto Manufacturers)	20,805	47,643
Fortune Brands, Inc. (Household Products/Wares)	1,425	58,824
FPL Group, Inc. (Electric)	3,705	186,473
Frontier Communications Corp. (Telecommunications)	2,850	24,909
Gannett Co., Inc. (Media)	1,995	15,960
General Dynamics Corp. (Aerospace/Defense)	1,425	82,066
General Electric Co. (Miscellaneous Manufacturing)	91,485	1,482,057
General Mills, Inc. (Food)	1,425	86,569
General Motors Corp. (Auto Manufacturers)	3,705	11,856
Genuine Parts Co. (Distribution/Wholesale)	1,425	53,950
Genworth Financial, Inc.—Class A (Diversified Financial Services)	3,705	10,485
Genzyme Corp.* (Biotechnology)	1,140	75,662
Gilead Sciences, Inc.* (Pharmaceuticals)	2,850	145,749
Goodrich Corp. (Aerospace/Defense)	1,140	42,203
H & R Block, Inc. (Commercial Services)	2,850	64,752
Halliburton Co. (Oil & Gas Services)	3,705	67,357
Harley-Davidson, Inc. (Leisure Time)	855	14,509
Harman International Industries, Inc. (Home Furnishings)	285	4,768
Hartford Financial Services Group, Inc. (Insurance)	2,565	42,117
Hasbro, Inc. (Toys/Games/Hobbies)	1,140	33,254
HCP, Inc. (REIT)	2,280	63,316
Heinz (H.J.) Co. (Food)	1,140	42,864
Hewlett-Packard Co. (Computers)	7,410	268,909
Home Depot, Inc. (Retail)	5,415	124,653
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,270	205,844
Hospira, Inc.* (Pharmaceuticals)	855	22,931
Host Marriott Corp. (REIT)	4,560	34,519
Hudson City Bancorp, Inc. (Savings & Loans)	1,710	27,292
Humana, Inc.* (Healthcare-Services)	570	21,250
Huntington Bancshares, Inc. (Banks)	3,135	24,014
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,710	59,935
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	2,850	49,448
Integrys Energy Group, Inc. (Electric)	570	24,499
Intel Corp. (Semiconductors)	25,365	371,851
International Business Machines Corp. (Computers)	3,420	287,827
International Flavors & Fragrances, Inc. (Chemicals)	285	8,470
International Game Technology (Entertainment)	2,565	30,498
International Paper Co. (Forest Products & Paper)	3,705	43,719
Interpublic Group of Cos., Inc.* (Advertising)	4,275	16,929
Invesco, Ltd.ADR (Diversified Financial Services)	3,420	49,385
ITT Industries, Inc. (Miscellaneous Manufacturing)	570	26,214
J.C. Penney Co., Inc. (Retail)	1,995	39,302
J.P. Morgan Chase & Co. (Diversified Financial Services)	32,490	1,024,410
Jabil Circuit, Inc. (Electronics)	1,710	11,543
Jacobs Engineering Group, Inc.* (Engineering & Construction)	570	27,417
Janus Capital Group, Inc. (Diversified Financial Services)	1,425	11,443
JDS Uniphase Corp.* (Telecommunications)	1,995	7,282
JM Smucker Co. (Food)	1,140	49,430
Johnson Controls, Inc. (Auto Parts & Equipment)	5,130	93,161
Jones Apparel Group, Inc. (Apparel)	855	5,010
Juniper Networks, Inc.* (Telecommunications)	2,850	49,904
KB Home (Home Builders)	285	3,882
KeyCorp (Banks)	4,275	36,423
Kimberly-Clark Corp. (Household Products/Wares)	1,425	75,154
Kimco Realty Corp. (REIT)	1,995	36,469
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	12,107
KLA-Tencor Corp. (Semiconductors)	1,425	31,051
Kohls Corp.* (Retail)	855	30,951
Kraft Foods, Inc. (Food)	12,825	344,351
Kroger Co. (Food)	3,420	90,322
L-3 Communications Holdings, Inc. (Aerospace/Defense)	285	21,027
Legg Mason, Inc. (Diversified Financial Services)	1,140	24,977
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,425	21,646
Lennar Corp.—Class A (Home Builders)	1,140	9,884
Leucadia National Corp.* (Holding Companies-Diversified)	570	11,286
Life Technologies Corp.* (Biotechnology)	855	19,930
Limited, Inc. (Retail)	2,280	22,891
Lincoln National Corp. (Insurance)	2,280	42,955
Linear Technology Corp. (Semiconductors)	1,995	44,129
Loews Corp. (Insurance)	1,710	48,308

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Lorillard, Inc. (Agriculture)	1,425	$80,299
Lowe’s Cos., Inc. (Retail)	3,705	79,732
LSI Logic Corp.* (Semiconductors)	3,420	11,252
M&T Bank Corp. (Banks)	570	32,724
Macy’s, Inc. (Retail)	3,705	38,347
Manitowoc Co. (Machinery-Diversified)	1,140	9,872
Marathon Oil Corp. (Oil & Gas)	2,280	62,381
Marriott International, Inc.—Class A (Lodging)	855	16,630
Marsh & McLennan Cos., Inc. (Insurance)	4,560	110,671
Marshall & Ilsley Corp. (Banks)	2,280	31,099
Masco Corp. (Building Materials)	3,135	34,893
Massey Energy Co. (Coal)	855	11,790
Mattel, Inc. (Toys/Games/Hobbies)	3,135	50,160
MBIA, Inc.* (Insurance)	855	3,480
McAfee, Inc.* (Internet)	570	19,705
McCormick & Co., Inc. (Food)	570	18,160
McDonald’s Corp. (Retail)	4,845	301,311
McKesson Corp. (Commercial Services)	2,280	88,304
MeadWestvaco Corp. (Forest Products & Paper)	1,425	15,946
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,850	119,443
Merck & Co., Inc. (Pharmaceuticals)	18,525	563,160
Meredith Corp. (Media)	285	4,771
MetLife, Inc. (Insurance)	6,840	238,442
Microchip Technology, Inc. (Semiconductors)	1,710	33,396
Micron Technology, Inc.* (Semiconductors)	6,555	17,305
Millipore Corp.* (Biotechnology)	285	14,683
Molex, Inc. (Electrical Components & Equipment)	1,140	16,519
Molson Coors Brewing Co.—Class B (Beverages)	1,425	69,711
Monsanto Co. (Agriculture)	1,995	140,348
Monster Worldwide, Inc.* (Internet)	570	6,891
Moody’s Corp. (Commercial Services)	1,140	22,903
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,405	150,856
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,140	11,275
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	570	14,085
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,425	34,827
Newell Rubbermaid, Inc. (Housewares)	2,280	22,298
Newmont Mining Corp. (Mining)	2,280	92,796
News Corp.—Class A (Media)	19,950	181,345
Nicor, Inc. (Gas)	285	9,901
NiSource, Inc. (Electric)	2,280	25,012
Noble Corp.ADR (Oil & Gas)	855	18,861
Noble Energy, Inc. (Oil & Gas)	855	42,083
Nordstrom, Inc. (Retail)	570	7,587
Norfolk Southern Corp. (Transportation)	1,710	80,455
Northern Trust Corp. (Banks)	1,140	59,440
Northrop Grumman Corp. (Aerospace/Defense)	2,850	128,364
Novell, Inc.* (Software)	1,425	5,543
Novellus Systems, Inc.* (Semiconductors)	570	7,034
NVIDIA Corp.* (Semiconductors)	1,710	13,800
Occidental Petroleum Corp. (Oil & Gas)	1,995	119,680
Office Depot, Inc.* (Retail)	2,280	6,794
Omnicom Group, Inc. (Advertising)	855	23,017
Owens-Illinois, Inc.* (Packaging & Containers)	855	23,367
Pactiv Corp.* (Packaging & Containers)	570	14,182
Pall Corp. (Miscellaneous Manufacturing)	570	16,205
Parker Hannifin Corp. (Miscellaneous Manufacturing)	570	24,248
Peabody Energy Corp. (Coal)	855	19,451
People’s United Financial, Inc. (Banks)	3,135	55,897
Pepco Holdings, Inc. (Electric)	1,995	35,431
PerkinElmer, Inc. (Electronics)	1,140	15,857
Pfizer, Inc. (Pharmaceuticals)	58,710	1,039,754
PG&E Corp. (Electric)	3,135	121,356
Philip Morris International, Inc. (Commercial Services)	17,670	768,822
Pinnacle West Capital Corp. (Electric)	855	27,471
Pioneer Natural Resources Co. (Oil & Gas)	570	9,223
Pitney Bowes, Inc. (Office/Business Equipment)	570	14,524
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,425	49,505
PNC Financial Services Group (Banks)	3,135	153,615
Polo Ralph Lauren Corp. (Apparel)	285	12,942
PPG Industries, Inc. (Chemicals)	1,425	60,463
PPL Corp. (Electric)	3,135	96,213
Praxair, Inc. (Chemicals)	855	50,753
Precision Castparts Corp. (Metal Fabricate/Hardware)	570	33,904
Principal Financial Group, Inc. (Insurance)	2,280	51,460
Procter & Gamble Co. (Cosmetics/Personal Care)	7,695	475,705
Progress Energy, Inc. (Electric)	2,280	90,858
ProLogis (REIT)	2,280	31,669
Prudential Financial, Inc. (Insurance)	3,705	112,113
Public Service Enterprise Group, Inc. (Electric)	4,275	124,702
Public Storage, Inc. (REIT)	1,140	90,630
Pulte Homes, Inc. (Home Builders)	855	9,345
QLogic Corp.* (Semiconductors)	285	3,830
Quest Diagnostics, Inc. (Healthcare-Services)	570	29,589
Qwest Communications International, Inc. (Telecommunications)	12,825	46,683
R.R. Donnelley & Sons Co. (Commercial Services)	1,710	23,222
RadioShack Corp. (Retail)	285	3,403
Raytheon Co. (Aerospace/Defense)	3,705	189,103
Regions Financial Corp. (Banks)	5,985	47,641
Republic Services, Inc. (Environmental Control)	1,425	35,326
Reynolds American, Inc. (Agriculture)	1,425	57,442
Rohm & Haas Co. (Chemicals)	570	35,220
Rowan Cos., Inc. (Oil & Gas)	855	13,595
Ryder System, Inc. (Transportation)	570	22,105
Safeway, Inc. (Food)	3,705	88,068
Sara Lee Corp. (Food)	6,270	61,383
SCANA Corp. (Electric)	855	30,438
Schering-Plough Corp. (Pharmaceuticals)	14,250	242,677
Scripps Networks Interactive—Class A (Entertainment)	570	12,540
Sealed Air Corp. (Packaging & Containers)	570	8,516
Sempra Energy (Gas)	1,995	85,047
Sigma-Aldrich Corp. (Chemicals)	285	12,038
Simon Property Group, Inc. (REIT)	1,995	105,994
Snap-on, Inc. (Hand/Machine Tools)	570	22,447
Southern Co. (Electric)	6,840	253,080
Southwest Airlines Co. (Airlines)	3,990	34,394
Southwestern Energy Co.* (Oil & Gas)	1,140	33,026
Sovereign Bancorp, Inc.* (Savings & Loans)	4,845	14,438
Spectra Energy Corp. (Pipelines)	5,415	85,232
Sprint Nextel Corp.* (Telecommunications)	16,245	29,728
Staples, Inc. (Retail)	2,850	51,072
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,710	30,609
State Street Corp. (Banks)	1,995	78,463
Stericycle, Inc.* (Environmental Control)	285	14,843
Sun Microsystems, Inc.* (Computers)	6,555	25,040
SunTrust Banks, Inc. (Banks)	3,135	92,608
SuperValu, Inc. (Food)	1,710	24,966
Symantec Corp.* (Internet)	3,135	42,385
T. Rowe Price Group, Inc. (Diversified Financial Services)	570	20,201
Target Corp. (Retail)	3,135	108,252
TECO Energy, Inc. (Electric)	1,995	24,638
Tellabs, Inc.* (Telecommunications)	1,995	8,219
Tenet Healthcare Corp.* (Healthcare-Services)	3,705	4,261
Teradata Corp.* (Computers)	855	12,680
Teradyne, Inc.* (Semiconductors)	1,425	6,014
Tesoro Petroleum Corp. (Oil & Gas)	1,140	15,014
Textron, Inc. (Miscellaneous Manufacturing)	1,995	27,671

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

The AES Corp.* (Electric)	5,985	$49,316
The Charles Schwab Corp. (Diversified Financial Services)	2,565	41,476
The Dow Chemical Co. (Chemicals)	7,980	120,418
The Gap, Inc. (Retail)	2,280	30,529
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,995	11,910
The New York Times Co.—Class A (Media)	1,140	8,356
The Pepsi Bottling Group, Inc. (Beverages)	570	12,831
The Stanley Works (Hand/Machine Tools)	570	19,437
The Travelers Companies, Inc. (Insurance)	5,130	231,876
The Williams Cos., Inc. (Pipelines)	5,130	74,282
Thermo Electron Corp.* (Electronics)	1,995	67,970
Tiffany & Co. (Retail)	1,140	26,938
Time Warner, Inc. (Media)	31,350	315,381
Torchmark Corp. (Insurance)	285	12,740
Tyco Electronics, Ltd.ADR (Electronics)	3,990	64,678
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,990	86,184
Tyson Foods, Inc.—Class A (Food)	2,565	22,469
U.S. Bancorp (Banks)	15,390	384,904
Union Pacific Corp. (Transportation)	4,275	204,345
United Parcel Service, Inc.—Class B (Transportation)	3,990	220,088
United States Steel Corp. (Iron/Steel)	1,140	42,408
United Technologies Corp. (Aerospace/Defense)	3,705	198,588
UnumProvident Corp. (Insurance)	2,850	53,010
UST, Inc. (Agriculture)	285	19,773
V.F. Corp. (Apparel)	855	46,828
Valero Energy Corp. (Oil & Gas)	4,560	98,678
Verizon Communications, Inc. (Telecommunications)	24,795	840,550
Vornado Realty Trust (REIT)	1,140	68,799
Vulcan Materials Co. (Building Materials)	855	59,491
W.W. Grainger, Inc. (Distribution/Wholesale)	285	22,469
Wal-Mart Stores, Inc. (Retail)	7,125	399,427
Walgreen Co. (Retail)	3,705	91,402
Walt Disney Co. (Media)	9,975	226,333
Washington Post Co.—Class B (Media)	285	111,221
Waste Management, Inc. (Environmental Control)	4,275	141,673
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	570	15,145
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,565	27,753
WellPoint, Inc.* (Healthcare-Services)	2,565	108,063
Wells Fargo & Co. (Banks)	33,060	974,609
Weyerhaeuser Co. (Forest Products & Paper)	1,710	52,343
Whirlpool Corp. (Home Furnishings)	570	23,570
Whole Foods Market, Inc. (Food)	1,140	10,762
Windstream Corp. (Telecommunications)	3,705	34,086
Wisconsin Energy Corp. (Electric)	1,140	47,857
Wyeth (Pharmaceuticals)	5,130	192,426
Wyndham Worldwide Corp. (Lodging)	1,425	9,334
Xcel Energy, Inc. (Electric)	3,990	74,014
Xerox Corp. (Office/Business Equipment)	7,410	59,058
Xilinx, Inc. (Semiconductors)	1,140	20,315
XL Capital, Ltd.—Class AADR (Insurance)	2,850	10,545
Zions Bancorp (Banks)	1,140	27,941

TOTAL COMMON STOCKS
(Cost $32,203,406)		33,132,395

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $4,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	$4,000	$4,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $6,000 (Collateralized by $6,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $6,309)	6,000	6,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $8,000 (Collateralized by $8,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $8,412)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,000)		18,000

TOTAL INVESTMENT SECURITIES
(Cost $32,221,406)—99.9%		33,150,395
Net other assets (liabilities)—0.1%		43,567

NET ASSETS—100.0%		$33,193,962

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.2%
Aerospace/Defense	2.4%
Agriculture	2.2%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	9.5%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.3%
Chemicals	1.9%
Coal	0.1%
Commercial Services	3.0%
Computers	2.2%
Cosmetics/Personal Care	1.4%
Distribution/Wholesale	0.3%
Diversified Financial Services	5.8%
Electric	8.5%
Electrical Components & Equipment	0.4%
Electronics	0.4%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.5%
Food	2.9%
Forest Products & Paper	0.6%

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2008

Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare-Products	1.5%
Healthcare-Services	0.7%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.7%
Housewares	0.1%
Insurance	4.2%
Internet	0.2%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery-Diversified	0.3%
Media	3.7%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	6.8%
Office/Business Equipment	0.2%
Oil & Gas	1.9%
Oil & Gas Services	0.4%
Packaging & Containers	0.2%
Pharmaceuticals	11.2%
Pipelines	0.6%
REIT	1.8%
Retail	5.1%
Savings & Loans	0.1%
Semiconductors	1.9%
Software	0.5%
Telecommunications	8.3%
Textiles	NM
Toys/Games/Hobbies	0.3%
Transportation	2.5%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$32,221,406

Securities, at value	33,132,395
Repurchase agreements, at value	18,000

Total Investment Securities, at value	33,150,395
Cash	596
Dividends and interest receivable	111,495
Receivable for investments sold	296,144
Prepaid expenses	86

Total Assets	33,558,716

Liabilities:
Payable for investments purchased	285,954
Payable for capital shares redeemed	16,070
Advisory fees payable	5,283
Management services fees payable	704
Administration fees payable	1,120
Administrative services fees payable	8,880
Distribution fees payable	6,866
Trustee fees payable	142
Transfer agency fees payable	5,550
Fund accounting fees payable	2,394
Compliance services fees payable	690
Other accrued expenses	31,101

Total Liabilities	364,754

Net Assets	$33,193,962

Net Assets consist of:
Capital	$50,897,768
Accumulated net investment income (loss)	728,606
Accumulated net realized gains (losses) on investments	(19,361,401)
Net unrealized appreciation (depreciation) on investments	928,989

Net Assets	$33,193,962

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,792,490

Net Asset Value (offering and redemption price per share)	$18.52

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$1,430,492
Interest	1,107

Total Investment Income	1,431,599

Expenses:
Advisory fees	323,462
Management services fees	52,112
Administration fees	15,306
Transfer agency fees	20,534
Administrative services fees	147,833
Distribution fees	107,821
Custody fees	42,545
Fund accounting fees	29,987
Trustee fees	753
Compliance services fees	69
Other fees	41,863

Total Gross Expenses before reductions	782,285
Less Expenses reduced by the Advisor	(79,292)

Total Net Expenses	702,993

Net Investment Income (Loss)	728,606

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(13,678,270)
Change in net unrealized appreciation/depreciation on investments	(8,711,856)

Net Realized and Unrealized Gains (Losses) on Investments	(22,390,126)

Change in Net Assets Resulting from Operations	$(21,661,520)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$728,606	$894,434
Net realized gains (losses) on investments	(13,678,270)	5,839,020
Change in net unrealized appreciation/depreciation on investments	(8,711,856)	(5,879,431)

Change in net assets resulting from operations	(21,661,520)	854,023

Distributions to Shareholders From:
Net investment income	(894,434)	(581,367)
Net realized gains on investments	(6,697,063)	(5,135,429)

Change in net assets resulting from distributions	(7,591,497)	(5,716,796)

Capital Transactions:
Proceeds from shares issued	141,838,727	316,994,736
Dividends reinvested	7,591,497	5,716,796
Value of shares redeemed	(157,920,366)	(403,695,562)

Change in net assets resulting from capital transactions	(8,490,142)	(80,984,030)

Change in net assets	(37,743,159)	(85,846,803)
Net Assets:
Beginning of period	70,937,121	156,783,924

End of period	$33,193,962	$70,937,121

Accumulated net investment income (loss)	$728,606	$894,434

Share Transactions:
Issued	5,150,281	7,782,301
Reinvested	294,587	147,644
Redeemed	(5,547,433)	(9,952,252)

Change in shares	(102,565)	(2,022,307)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
					For the period
	For the	For the	For the	For the	May 3, 2004
	year ended	year ended	year ended	year ended	through
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004(a)

Net Asset Value, Beginning of Period	$37.43	$40.02	$34.26	$33.48	$30.00

Investment Activities:
Net investment income (loss)(b)	0.49	0.32	0.24	0.13	—	(c)
Net realized and unrealized gains (losses) on investments	(14.16)	(0.16)	6.09	0.94	3.48

Total income (loss) from investment activities	(13.67)	0.16	6.33	1.07	3.48

Distributions to Shareholders From:
Net investment income	(0.62)	(0.28)	(0.06)	— (c)	—
Net realized gains on investments	(4.62)	(2.47)	(0.51)	(0.29)	—

Total distributions	(5.24)	(2.75)	(0.57)	(0.29)	—

Net Asset Value, End of Period	$18.52	$37.43	$40.02	$34.26	$33.48

Total Return	(40.46)%	0.15%	18.67%	3.21%	11.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.82%	1.72%	1.74%	2.00%	2.04%
Net expenses(e)	1.63%	1.63%	1.70%	1.98%	1.98%
Net investment income (loss)(e)	1.69%	0.77%	0.66%	0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$33,194	$70,937	$156,784	$79,122	$4,922
Portfolio turnover rate(f)	304%	250%	277%	499%	1,352	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Large–Cap Growth

The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.1 For the year ended December 31, 2008, the Fund had a total return of –35.52%, compared to a total return of –34.91%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization-weighted Index comprised of the stocks in the S&P 500 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), Johnson & Johnson (–10.30%), and Proctor and Gamble Co (–15.80%), while the bottom three performers in this group were Apple Computer Inc (–56.91%), Microsoft Corp (–45.39%), and Cisco Systems Inc (–39.79%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Large-Cap Growth	5/3/2004	–35.52%	–4.68%	1.72%	1.63%

S&P 500/Citigroup Growth Index[4]	5/3/2004	–34.91%	–3.00%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	10.1%
Johnson & Johnson	4.1%
ChevronTexaco Corp.	3.7%
Microsoft Corp.	3.7%
Procter & Gamble Co.	3.2%

S&P 500/Citigroup Growth Index - Composition

% of Index

Consumer Non-Cyclical	27%
Energy	23%
Technology	16%
Communications	10%
Consumer Cyclical	9%
Industrial	9%
Financial	4%
Basic Materials	2%

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2008

Common Stocks (100.1%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,180	$240,517
Abbott Laboratories (Pharmaceuticals)	4,598	245,395
Abercrombie & Fitch Co.—Class A (Retail)	418	9,643
Adobe Systems, Inc.* (Software)	3,135	66,744
Advanced Micro Devices, Inc.* (Semiconductors)	1,254	2,709
Aetna, Inc. (Healthcare-Services)	1,463	41,695
Affiliated Computer Services, Inc.—Class A* (Computers)	418	19,207
AFLAC, Inc. (Insurance)	1,463	67,064
Agilent Technologies, Inc.* (Electronics)	2,090	32,667
Akamai Technologies, Inc.* (Internet)	1,045	15,769
Allegheny Technologies, Inc. (Iron/Steel)	418	10,672
Allergan, Inc. (Pharmaceuticals)	836	33,708
Altera Corp. (Semiconductors)	1,672	27,939
Amazon.com, Inc.* (Internet)	1,881	96,458
American Express Co. (Diversified Financial Services)	4,598	85,293
American Tower Corp.* (Telecommunications)	627	18,384
Amgen, Inc.* (Biotechnology)	6,270	362,092
Amphenol Corp.—Class A (Electronics)	1,045	25,059
Anadarko Petroleum Corp. (Oil & Gas)	2,717	104,740
AON Corp. (Insurance)	627	28,641
Apache Corp. (Oil & Gas)	1,881	140,191
Apollo Group, Inc.—Class A* (Commercial Services)	627	48,041
Apple Computer, Inc.* (Computers)	5,225	445,954
Applied Materials, Inc. (Semiconductors)	5,643	57,164
Autodesk, Inc.* (Software)	1,254	24,641
Automatic Data Processing, Inc. (Software)	1,463	57,554
AutoZone, Inc.* (Retail)	209	29,149
Avon Products, Inc. (Cosmetics/Personal Care)	2,508	60,267
Baker Hughes, Inc. (Oil & Gas Services)	1,881	60,324
Ball Corp. (Packaging & Containers)	627	26,077
Bard (C.R.), Inc. (Healthcare-Products)	418	35,221
Baxter International, Inc. (Healthcare-Products)	1,881	100,803
Becton, Dickinson & Co. (Healthcare-Products)	836	57,174
Bed Bath & Beyond, Inc.* (Retail)	1,463	37,189
Best Buy Co., Inc. (Retail)	1,254	35,250
Big Lots, Inc.* (Retail)	209	3,028
Biogen Idec, Inc.* (Biotechnology)	1,672	79,637
BJ Services Co. (Oil & Gas Services)	1,672	19,512
Black & Decker Corp. (Hand/Machine Tools)	418	17,477
BMC Software, Inc.* (Software)	1,045	28,121
Boeing Co. (Aerospace/Defense)	2,090	89,180
Boston Scientific Corp.* (Healthcare-Products)	3,344	25,883
Broadcom Corp.—Class A* (Semiconductors)	1,254	21,280
Brown-Forman Corp. (Beverages)	418	21,523
Burlington Northern Santa Fe Corp. (Transportation)	836	63,294
C.H. Robinson Worldwide, Inc. (Transportation)	1,045	57,506
CA, Inc. (Software)	1,463	27,109
Cabot Oil & Gas Corp. (Oil & Gas)	627	16,302
Cameron International Corp.* (Oil & Gas Services)	1,254	25,707
Campbell Soup Co. (Food)	1,254	37,633
Caterpillar, Inc. (Machinery-Construction & Mining)	3,553	158,713
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,254	5,417
Celgene Corp.* (Biotechnology)	2,717	150,196
Centex Corp. (Home Builders)	209	2,224
Cephalon, Inc.* (Pharmaceuticals)	209	16,101
CF Industries Holdings, Inc. (Chemicals)	209	10,274
Chesapeake Energy Corp. (Oil & Gas)	3,135	50,693
ChevronTexaco Corp. (Oil & Gas)	11,913	881,205
Chubb Corp. (Insurance)	1,045	53,295
Cintas Corp. (Textiles)	418	9,710
Cisco Systems, Inc.* (Telecommunications)	34,485	562,105
Citrix Systems, Inc.* (Software)	627	14,778
CME Group, Inc. (Diversified Financial Services)	418	86,990
Coach, Inc.* (Apparel)	1,881	39,068
Coca-Cola Co. (Beverages)	8,360	378,457
Cognizant Technology Solutions Corp.* (Computers)	1,672	30,196
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,926	200,548
Comcast Corp.—Special Class A (Media)	6,897	116,421
Compuware Corp.* (Software)	1,463	9,875
ConocoPhillips (Oil & Gas)	5,643	292,307
CONSOL Energy, Inc. (Coal)	1,045	29,866
Constellation Brands, Inc.* (Beverages)	418	6,592
Costco Wholesale Corp. (Retail)	1,045	54,862
Coventry Health Care, Inc.* (Healthcare-Services)	627	9,330
Cummins, Inc. (Machinery-Diversified)	836	22,346
CVS Corp. (Retail)	4,389	126,140
D.R. Horton, Inc. (Home Builders)	627	4,433
Danaher Corp. (Miscellaneous Manufacturing)	1,463	82,820
DaVita, Inc.* (Healthcare-Services)	627	31,080
Dean Foods Co.* (Food)	627	11,267
Deere & Co. (Machinery-Diversified)	1,463	56,062

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Dell, Inc.* (Computers)	10,241	$104,868
DENTSPLY International, Inc. (Healthcare-Products)	418	11,804
Devon Energy Corp. (Oil & Gas)	2,508	164,801
DIRECTV Group, Inc.* (Media)	1,254	28,729
Discover Financial Services (Diversified Financial Services)	1,672	15,934
Dr. Pepper Snapple Group, Inc.* (Beverages)	836	13,585
Dun & Bradstreet Corp. (Software)	418	32,270
E* TRADE Financial Corp.* (Diversified Financial Services)	1,672	1,923
eBay, Inc.* (Internet)	6,270	87,529
Ecolab, Inc. (Chemicals)	1,045	36,732
Electronic Arts, Inc.* (Software)	836	13,409
EMC Corp.* (Computers)	8,151	85,341
Emerson Electric Co. (Electrical Components & Equipment)	2,717	99,469
Ensco International, Inc. (Oil & Gas)	836	23,734
EOG Resources, Inc. (Oil & Gas)	1,463	97,407
Equifax, Inc. (Commercial Services)	836	22,171
Equitable Resources, Inc. (Pipelines)	418	14,024
Expedia, Inc.* (Internet)	627	5,166
Expeditors International of Washington, Inc. (Transportation)	1,254	41,721
Express Scripts, Inc.* (Pharmaceuticals)	1,463	80,436
Exxon Mobil Corp. (Oil & Gas)	30,096	2,402,564
Family Dollar Stores, Inc. (Retail)	418	10,897
Fastenal Co. (Distribution/Wholesale)	836	29,135
Federated Investors, Inc.—Class B (Diversified Financial Services)	418	7,089
FedEx Corp. (Transportation)	836	53,629
First Horizon National Corp. (Banks)	627	6,627
Fiserv, Inc.* (Software)	1,045	38,007
FLIR Systems, Inc.* (Electronics)	836	25,648
Fluor Corp. (Engineering & Construction)	627	28,133
Forest Laboratories, Inc.* (Pharmaceuticals)	1,881	47,909
Franklin Resources, Inc. (Diversified Financial Services)	836	53,320
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,299	56,188
GameStop Corp.—Class A* (Retail)	1,045	22,635
General Dynamics Corp. (Aerospace/Defense)	1,254	72,218
General Mills, Inc. (Food)	1,045	63,484
General Motors Corp. (Auto Manufacturers)	1,045	3,344
Genzyme Corp.* (Biotechnology)	836	55,485
Gilead Sciences, Inc.* (Pharmaceuticals)	3,553	181,700
Google, Inc.—Class A* (Internet)	1,463	450,092
Halliburton Co. (Oil & Gas Services)	2,717	49,395
Harley-Davidson, Inc. (Leisure Time)	836	14,187
Harman International Industries, Inc. (Home Furnishings)	209	3,497
Harris Corp. (Telecommunications)	836	31,810
Heinz (H.J.) Co. (Food)	1,045	39,292
Hess Corp. (Oil & Gas)	1,672	89,686
Hewlett-Packard Co. (Computers)	9,405	341,307
Home Depot, Inc. (Retail)	6,270	144,335
Hospira, Inc.* (Pharmaceuticals)	418	11,211
Hudson City Bancorp, Inc. (Savings & Loans)	1,881	30,021
Humana, Inc.* (Healthcare-Services)	627	23,375
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,254	43,953
IMS Health, Inc. (Software)	1,045	15,842
Intel Corp. (Semiconductors)	15,675	229,795
IntercontinentalExchange, Inc.* (Diversified Financial Services)	418	34,460
International Business Machines Corp. (Computers)	5,643	474,915
International Flavors & Fragrances, Inc. (Chemicals)	209	6,211
Intuit, Inc.* (Software)	1,881	44,749
Intuitive Surgical, Inc.* (Healthcare-Products)	209	26,541
ITT Industries, Inc. (Miscellaneous Manufacturing)	627	28,836
Jacobs Engineering Group, Inc.* (Engineering & Construction)	418	20,106
Johnson & Johnson (Healthcare-Products)	16,302	975,349
Juniper Networks, Inc.* (Telecommunications)	1,254	21,958
KB Home (Home Builders)	209	2,847
Kellogg Co. (Food)	1,463	64,153
Kimberly-Clark Corp. (Household Products/Wares)	1,463	77,159
King Pharmaceuticals, Inc.* (Pharmaceuticals)	627	6,659
Kohls Corp.* (Retail)	1,254	45,395
Kroger Co. (Food)	1,463	38,638
L-3 Communications Holdings, Inc. (Aerospace/Defense)	418	30,840
Laboratory Corp. of America Holdings* (Healthcare-Services)	627	40,385
Leucadia National Corp.* (Holding Companies-Diversified)	627	12,415
Lexmark International, Inc.—Class A* (Computers)	418	11,244
Life Technologies Corp.* (Biotechnology)	418	9,744
Lockheed Martin Corp. (Aerospace/Defense)	1,881	158,154
Loews Corp. (Insurance)	836	23,617
Lowe’s Cos., Inc. (Retail)	6,061	130,433
LSI Logic Corp.* (Semiconductors)	1,463	4,813
Marathon Oil Corp. (Oil & Gas)	2,508	68,619
Marriott International, Inc.—Class A (Lodging)	1,254	24,390
MasterCard, Inc.—Class A (Software)	418	59,745
MBIA, Inc.* (Insurance)	627	2,552
McAfee, Inc.* (Internet)	418	14,450
McCormick & Co., Inc. (Food)	418	13,317
McDonald’s Corp. (Retail)	3,344	207,963
McGraw-Hill Cos., Inc. (Media)	1,881	43,620
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,045	43,796
Medtronic, Inc. (Healthcare-Products)	6,688	210,137
MEMC Electronic Materials, Inc.* (Semiconductors)	1,254	17,907
Microsoft Corp. (Software)	45,144	877,599
Millipore Corp.* (Biotechnology)	209	10,768
Monsanto Co. (Agriculture)	1,881	132,328
Monster Worldwide, Inc.* (Internet)	209	2,527
Moody’s Corp. (Commercial Services)	418	8,398
Motorola, Inc. (Telecommunications)	13,376	59,256
Murphy Oil Corp. (Oil & Gas)	1,045	46,346
Mylan Laboratories, Inc.* (Pharmaceuticals)	836	8,268
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,672	20,014
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	418	10,329
National Semiconductor Corp. (Semiconductors)	1,254	12,628
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,463	35,756
NetApp, Inc.* (Computers)	1,881	26,278
Newmont Mining Corp. (Mining)	1,045	42,531
NIKE, Inc.—Class B (Apparel)	2,299	117,249
Noble Corp.ADR (Oil & Gas)	1,045	23,053
Noble Energy, Inc. (Oil & Gas)	418	20,574
Nordstrom, Inc. (Retail)	627	8,345
Norfolk Southern Corp. (Transportation)	1,045	49,167
Northern Trust Corp. (Banks)	627	32,692
Novell, Inc.* (Software)	1,045	4,065
Novellus Systems, Inc.* (Semiconductors)	209	2,579
Nucor Corp. (Iron/Steel)	1,881	86,902
NVIDIA Corp.* (Semiconductors)	2,090	16,866
NYSE Euronext (Diversified Financial Services)	1,463	40,057
Occidental Petroleum Corp. (Oil & Gas)	3,344	200,607
Omnicom Group, Inc. (Advertising)	1,254	33,758
Oracle Corp.* (Software)	23,199	411,318
Owens-Illinois, Inc.* (Packaging & Containers)	209	5,712
PACCAR, Inc. (Auto Manufacturers)	2,090	59,774

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Pactiv Corp.* (Packaging & Containers)	418	$10,400
Pall Corp. (Miscellaneous Manufacturing)	418	11,884
Parker Hannifin Corp. (Miscellaneous Manufacturing)	627	26,673
Patterson Cos., Inc.* (Healthcare-Products)	627	11,756
Paychex, Inc. (Commercial Services)	1,881	49,433
Peabody Energy Corp. (Coal)	1,045	23,774
PepsiCo, Inc. (Beverages)	9,196	503,665
Pioneer Natural Resources Co. (Oil & Gas)	418	6,763
Pitney Bowes, Inc. (Office/Business Equipment)	836	21,301
Polo Ralph Lauren Corp. (Apparel)	209	9,491
Praxair, Inc. (Chemicals)	1,254	74,437
Precision Castparts Corp. (Metal Fabricate/Hardware)	418	24,863
Procter & Gamble Co. (Cosmetics/Personal Care)	12,331	762,302
Progressive Corp. (Insurance)	3,971	58,811
Pulte Homes, Inc. (Home Builders)	627	6,853
QLogic Corp.* (Semiconductors)	418	5,618
Qualcomm, Inc. (Telecommunications)	9,823	351,958
Quest Diagnostics, Inc. (Healthcare-Services)	627	32,548
Questar Corp. (Pipelines)	1,045	34,161
RadioShack Corp. (Retail)	418	4,991
Range Resources Corp. (Oil & Gas)	836	28,750
Republic Services, Inc. (Environmental Control)	1,045	25,906
Robert Half International, Inc. (Commercial Services)	836	17,406
Rockwell Collins, Inc. (Aerospace/Defense)	836	32,679
Rockwell International Corp. (Machinery-Diversified)	836	26,953
Rohm & Haas Co. (Chemicals)	418	25,828
Salesforce.com, Inc.* (Software)	627	20,070
SanDisk Corp.* (Computers)	1,254	12,038
Schlumberger, Ltd.ADR (Oil & Gas Services)	7,106	300,797
Scripps Networks Interactive—Class A (Entertainment)	209	4,598
Sealed Air Corp. (Packaging & Containers)	627	9,367
Sears Holdings Corp.* (Retail)	418	16,248
Sherwin-Williams Co. (Chemicals)	627	37,463
Sigma-Aldrich Corp. (Chemicals)	418	17,656
SLM Corp.* (Diversified Financial Services)	2,717	24,181
Smith International, Inc. (Oil & Gas Services)	1,254	28,704
Southwest Airlines Co. (Airlines)	1,672	14,413
Southwestern Energy Co.* (Oil & Gas)	1,254	36,328
Sprint Nextel Corp.* (Telecommunications)	5,852	10,709
St. Jude Medical, Inc.* (Healthcare-Products)	2,090	68,886
Staples, Inc. (Retail)	2,299	41,198
Starbucks Corp.* (Retail)	4,389	41,520
State Street Corp. (Banks)	1,254	49,320
Stericycle, Inc.* (Environmental Control)	209	10,885
Stryker Corp. (Healthcare-Products)	1,463	58,447
Sunoco, Inc. (Oil & Gas)	627	27,249
Symantec Corp.* (Internet)	2,926	39,560
Sysco Corp. (Food)	3,553	81,506
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,045	37,035
Target Corp. (Retail)	2,299	79,384
Tellabs, Inc.* (Telecommunications)	836	3,444
Teradata Corp.* (Computers)	418	6,199
Texas Instruments, Inc. (Semiconductors)	7,733	120,016
The Charles Schwab Corp. (Diversified Financial Services)	3,762	60,832
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	627	19,412
The Gap, Inc. (Retail)	1,254	16,791
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,508	211,650
The Hershey Co. (Food)	1,045	36,303
The Pepsi Bottling Group, Inc. (Beverages)	418	9,409
Thermo Electron Corp.* (Electronics)	1,045	35,603
Titanium Metals Corp. (Mining)	418	3,683
TJX Cos., Inc. (Retail)	2,508	51,590
Torchmark Corp. (Insurance)	209	9,342
Total System Services, Inc. (Software)	1,254	17,556
United Parcel Service, Inc.—Class B (Transportation)	3,135	172,927
United Technologies Corp. (Aerospace/Defense)	3,135	168,036
UnitedHealth Group, Inc. (Healthcare-Services)	7,106	189,020
UST, Inc. (Agriculture)	627	43,501
Varian Medical Systems, Inc.* (Healthcare-Products)	836	29,293
VeriSign, Inc.* (Internet)	1,045	19,939
Viacom, Inc.—Class B* (Media)	3,553	67,720
W.W. Grainger, Inc. (Distribution/Wholesale)	209	16,478
Wal-Mart Stores, Inc. (Retail)	8,360	468,662
Walgreen Co. (Retail)	3,344	82,496
Walt Disney Co. (Media)	4,180	94,844
Waters Corp.* (Electronics)	627	22,980
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	209	5,553
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,299	24,875
WellPoint, Inc.* (Healthcare-Services)	1,254	52,831
Western Union Co. (Commercial Services)	4,180	59,941
Wyeth (Pharmaceuticals)	4,389	164,631
Wynn Resorts, Ltd.* (Lodging)	418	17,665
Xilinx, Inc. (Semiconductors)	836	14,898
XTO Energy, Inc. (Oil & Gas)	3,344	117,943
Yahoo!, Inc.* (Internet)	8,151	99,442
YUM! Brands, Inc. (Retail)	2,717	85,585
Zimmer Holdings, Inc.* (Healthcare-Products)	1,254	50,687

TOTAL COMMON STOCKS
(Cost $20,725,240)		23,773,225

TOTAL INVESTMENT SECURITIES
(Cost $20,725,240)—100.1%		23,773,225
Net other assets (liabilities)—(0.1)%		(30,805)

NET ASSETS—100.0%		$23,742,420

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.3%
Agriculture	0.8%
Airlines	0.1%
Apparel	0.7%
Auto Manufacturers	0.3%
Banks	0.3%
Beverages	3.9%
Biotechnology	2.6%
Chemicals	0.9%
Coal	0.2%
Commercial Services	0.9%
Computers	6.5%
Cosmetics/Personal Care	4.4%
Distribution/Wholesale	0.2%
Diversified Financial Services	2.9%
Electrical Components & Equipment	0.4%
Electronics	0.6%
Engineering & Construction	0.2%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2008

Entertainment	NM
Environmental Control	0.1%
Food	1.9%
Hand/Machine Tools	0.1%
Healthcare-Products	7.0%
Healthcare-Services	1.7%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.3%
Insurance	1.0%
Internet	3.6%
Iron/Steel	0.4%
Leisure Time	0.1%
Lodging	0.2%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	0.4%
Media	1.5%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	1.9%
Office/Business Equipment	0.1%
Oil & Gas	20.4%
Oil & Gas Services	2.4%
Packaging & Containers	0.1%
Pharmaceuticals	3.4%
Pipelines	0.2%
Real Estate	NM
Retail	7.5%
Savings & Loans	0.1%
Semiconductors	2.3%
Software	7.5%
Telecommunications	4.5%
Textiles	NM
Transportation	1.8%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$20,725,240

Securities, at value	23,773,225

Total Investment Securities, at value	23,773,225
Dividends receivable	33,986
Receivable for capital shares issued	441,149
Prepaid expenses	102

Total Assets	24,248,462

Liabilities:
Cash overdraft	76,704
Payable for investments purchased	372,281
Advisory fees payable	1,253
Management services fees payable	167
Administration fees payable	965
Administrative services fees payable	7,699
Distribution fees payable	5,686
Trustee fees payable	121
Transfer agency fees payable	4,959
Fund accounting fees payable	2,031
Compliance services fees payable	586
Other accrued expenses	33,590

Total Liabilities	506,042

Net Assets	$23,742,420

Net Assets consist of:
Capital	$37,585,661
Accumulated net realized gains (losses) on investments	(16,891,226)
Net unrealized appreciation (depreciation) on investments	3,047,985

Net Assets	$23,742,420

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,037,944

Net Asset Value (offering and redemption price per share)	$22.87

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$844,399
Interest	2,363

Total Investment Income	846,762

Expenses:
Advisory fees	435,209
Management services fees	69,264
Administration fees	20,189
Transfer agency fees	26,520
Administrative services fees	199,351
Distribution fees	145,070
Custody fees	36,071
Fund accounting fees	37,832
Trustee fees	1,017
Compliance services fees	499
Other fees	57,412

Total Gross Expenses before reductions	1,028,434
Less Expenses reduced by the Advisor	(82,579)

Total Net Expenses	945,855

Net Investment Income (Loss)	(99,093)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(11,485,183)
Change in net unrealized appreciation/depreciation on investments	(9,885,425)

Net Realized and Unrealized Gains (Losses) on Investments	(21,370,608)

Change in Net Assets Resulting from Operations	$(21,469,701)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(99,093)	$(181,643)
Net realized gains (losses) on investments	(11,485,183)	(142,125)
Change in net unrealized appreciation/depreciation on investments	(9,885,425)	4,122,470

Change in net assets resulting from operations	(21,469,701)	3,798,702

Distributions to Shareholders From:
Net realized gains on investments	(1,015,452)	(1,405,890)

Change in net assets resulting from distributions	(1,015,452)	(1,405,890)

Capital Transactions:
Proceeds from shares issued	147,399,662	234,107,459
Dividends reinvested	1,015,452	1,405,890
Value of shares redeemed	(178,022,133)	(238,759,648)

Change in net assets resulting from capital transactions	(29,607,019)	(3,246,299)

Change in net assets	(52,092,172)	(853,487)
Net Assets:
Beginning of period	75,834,592	76,688,079

End of period	$23,742,420	$75,834,592

Share Transactions:
Issued	4,881,702	6,561,814
Reinvested	33,250	39,525
Redeemed	(5,982,201)	(6,733,554)

Change in shares	(1,067,249)	(132,215)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap-Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	May 3, 2004 through
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004(a)

Net Asset Value, Beginning of Period	$36.02	$34.28	$31.83	$31.61	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.05)	(0.09)	(0.09)	(0.14)	0.04
Net realized and unrealized gains (losses) on investments	(12.62)	2.47	2.95	0.42	1.57

Total income (loss) from investment activities	(12.67)	2.38	2.86	0.28	1.61

Distributions to Shareholders From:
Net investment income	—	—	—	— (c)	—
Net realized gains on investments	(0.48)	(0.64)	(0.41)	(0.06)	—

Total distributions	(0.48)	(0.64)	(0.41)	(0.06)	—

Net Asset Value, End of Period	$22.87	$36.02	$34.28	$31.83	$31.61

Total Return	(35.52)%	6.96%	9.06%	0.90%	5.37	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.77%	1.72%	1.76%	1.94%	3.06%
Net expenses(e)	1.63%	1.65%	1.73%	1.94%	1.98%
Net investment income (loss)(e)	(0.17)%	(0.24)%	(0.27)%	(0.43)%	0.18%
Supplemental Data:
Net assets, end of period (000’s)	$23,742	$75,835	$76,688	$83,512	$3,901
Portfolio turnover rate(f)	239%	298%	230%	635%	1,134	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Mid-Cap Value

The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.1 For the year ended December 31, 2008, the Fund had a total return of –36.29%, compared to a total return of –34.79%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Value Index is a market capitalization-weighted Index comprised of the stocks in the S&P MidCap 400 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Fidelity National Title Group Inc (+21.49%), NSTAR (+.75%), and Puget Energy Inc (–.58%), while the bottom three performers in this group were Telephone and Data Systems (–49.28%), New York Community Bancorp (–31.97%), and URS Corp (–24.96%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Mid-Cap Value	5/1/2002	–36.29%	–1.83%	–0.62%	1.72%	1.63%

S&P MidCap 400/Citigroup Value Index[4]	5/1/2002	–34.79%	0.43%	2.10%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P MidCap 400/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Mid-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Everest Re Group, Ltd.	1.4%
Health Care REIT, Inc.	1.3%
New York Community Bancorp	1.2%
NSTAR	1.2%
Fidelity National Title Group,
Inc.—Class A	1.1%

S&P MidCap 400/Citigroup Value
Index - Composition
% of Index

Financial	29%
Consumer Non-Cyclical	17%
Industrial	16%
Utilities	14%
Consumer Cyclical	9%
Basic Materials	5%
Energy	4%
Technology	4%
Communications	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2008

Common Stocks (99.9%)
	Shares	Value

3Com Corp.* (Telecommunications)	16,770	$38,236
99 Cents Only Stores* (Retail)	1,560	17,051
Acxiom Corp. (Software)	2,145	17,396
ADC Telecommunications, Inc.* (Telecommunications)	2,535	13,866
ADTRAN, Inc. (Telecommunications)	1,365	20,311
Advanced Medical Optics, Inc.* (Healthcare-Products)	2,730	18,045
Advent Software, Inc.* (Software)	585	11,682
Affymetrix, Inc.* (Biotechnology)	3,900	11,661
AGCO Corp.* (Machinery-Diversified)	3,120	73,601
AGL Resources, Inc. (Gas)	4,095	128,378
Airgas, Inc. (Chemicals)	1,950	76,030
AirTran Holdings, Inc.* (Airlines)	6,435	28,571
Albemarle Corp. (Chemicals)	1,755	39,137
Alberto-Culver Co. (Cosmetics/Personal Care)	2,925	71,692
Alexander & Baldwin, Inc. (Transportation)	2,340	58,640
Alexandria Real Estate Equities, Inc. (REIT)	1,755	105,897
Alliant Energy Corp. (Electric)	6,045	176,393
AMB Property Corp. (REIT)	2,925	68,503
American Eagle Outfitters, Inc. (Retail)	3,900	36,504
American Financial Group, Inc. (Insurance)	4,095	93,694
American Greetings Corp.—Class A (Household Products/Wares)	2,535	19,190
AmeriCredit Corp.* (Diversified Financial Services)	3,705	28,306
AnnTaylor Stores Corp.* (Retail)	3,120	18,002
Apollo Investment Corp. (Investment Companies)	7,800	72,618
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,755	61,846
Aqua America, Inc. (Water)	4,290	88,331
Arch Coal, Inc. (Coal)	3,900	63,531
Arrow Electronics, Inc.* (Electronics)	6,435	121,235
Arthur J. Gallagher & Co. (Insurance)	5,070	131,364
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,095	11,671
Ashland, Inc. (Chemicals)	3,510	36,890
Associated Banc-Corp (Banks)	7,020	146,929
Astoria Financial Corp. (Savings & Loans)	4,290	70,699
Atmel Corp.* (Semiconductors)	16,770	52,490
Avnet, Inc.* (Electronics)	8,190	149,140
Avocent Corp.* (Internet)	1,170	20,955
BancorpSouth, Inc. (Banks)	3,900	91,104
Bank of Hawaii Corp. (Banks)	1,170	52,849
Barnes & Noble, Inc. (Retail)	1,950	29,250
BE Aerospace, Inc.* (Aerospace/Defense)	5,460	41,987
Beckman Coulter, Inc. (Healthcare-Products)	1,950	85,683
Belo Corp.—Class A (Media)	4,680	7,301
Bill Barrett Corp.* (Oil & Gas)	1,560	32,963
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	585	44,056
BJ’s Wholesale Club, Inc.* (Retail)	1,755	60,126
Black Hills Corp. (Electric)	2,145	57,829
Blyth, Inc. (Household Products/Wares)	1,365	10,702
Bob Evans Farms, Inc. (Retail)	1,755	35,855
BorgWarner, Inc. (Auto Parts & Equipment)	3,315	72,168
Boyd Gaming Corp. (Lodging)	3,120	14,758
BRE Properties, Inc.—Class A (REIT)	2,730	76,385
Brink’s Home Security Holdings, Inc.* (Commercial Services)	2,145	47,018
Brinker International, Inc. (Retail)	5,460	57,548
Broadridge Financial Solutions, Inc. (Software)	2,730	34,234
Cabot Corp. (Chemicals)	3,510	53,703
Cadence Design Systems, Inc.* (Computers)	14,040	51,386
Callaway Golf Co. (Leisure Time)	3,510	32,608
Camden Property Trust (REIT)	2,925	91,669
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,950	40,365
Carmax, Inc.* (Retail)	11,895	93,733
Carpenter Technology Corp. (Iron/Steel)	975	20,027
Cathay Bancorp, Inc. (Banks)	1,170	27,788
Charles River Laboratories International, Inc.* (Biotechnology)	2,145	56,199
Cheesecake Factory, Inc.* (Retail)	1,365	13,787
Chemtura Corp. (Chemicals)	13,065	18,291
Cimarex Energy Co. (Oil & Gas)	1,755	46,999
Cincinnati Bell, Inc.* (Telecommunications)	12,480	24,086
City National Corp. (Banks)	2,145	104,461
Coldwater Creek, Inc.* (Retail)	1,365	3,890
Collective Brands, Inc.* (Retail)	3,510	41,137
Commerce Bancshares, Inc. (Banks)	1,950	85,702
Commercial Metals Co. (Metal Fabricate/Hardware)	2,535	30,090
Community Health Systems, Inc.* (Healthcare-Services)	2,730	39,803
Corinthian Colleges, Inc.* (Commercial Services)	1,950	31,922
Corn Products International, Inc. (Food)	4,095	118,141
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Corrections Corp. of America* (Commercial Services)	4,095	$66,994
Cousins Properties, Inc. (REIT)	2,340	32,409
Covance, Inc.* (Healthcare-Services)	1,365	62,831
Crane Co. (Miscellaneous Manufacturing)	2,535	43,703
Cullen/Frost Bankers, Inc. (Banks)	1,755	88,943
Cytec Industries, Inc. (Chemicals)	2,535	53,793
Deluxe Corp. (Commercial Services)	2,730	40,841
DeVry, Inc. (Commercial Services)	1,755	100,755
Diebold, Inc. (Computers)	3,510	98,596
DPL, Inc. (Electric)	6,240	142,522
Duke-Weeks Realty Corp. (REIT)	7,995	87,625
Dycom Industries, Inc.* (Engineering & Construction)	1,170	9,617
Edwards Lifesciences Corp.* (Healthcare-Products)	1,170	64,291
Energen Corp. (Gas)	1,365	40,035
Equity One, Inc. (REIT)	1,755	31,064
Essex Property Trust, Inc. (REIT)	1,365	104,764
Everest Re Group, Ltd.ADR(Insurance)	3,315	252,404
Exterran Holdings, Inc.* (Oil & Gas Services)	3,510	74,763
Fair Isaac Corp. (Software)	975	16,439
Fairchild Semiconductor International, Inc.* (Semiconductors)	6,825	33,374
Federal Realty Investment Trust (REIT)	3,120	193,690
Federal Signal Corp. (Miscellaneous Manufacturing)	2,535	20,812
Ferro Corp. (Chemicals)	2,340	16,497
Fidelity National Title Group, Inc.—Class A (Insurance)	11,505	204,214
First American Financial Corp. (Insurance)	5,070	146,472
First Niagara Financial Group, Inc. (Savings & Loans)	6,435	104,054
FirstMerit Corp. (Banks)	4,485	92,346
Flowers Foods, Inc. (Food)	2,340	57,002
Foot Locker, Inc. (Retail)	8,385	61,546
Forest Oil Corp.* (Oil & Gas)	5,265	86,820
Fulton Financial Corp. (Banks)	9,555	91,919
Furniture Brands International, Inc. (Home Furnishings)	2,340	5,171
GATX Corp. (Trucking & Leasing)	2,730	84,548
Gentex Corp. (Electronics)	7,605	67,152
Granite Construction, Inc. (Engineering & Construction)	780	34,265
Great Plains Energy, Inc. (Electric)	6,435	124,389
Greif, Inc.—Class A (Packaging & Containers)	1,755	58,670
Hanesbrands, Inc.* (Apparel)	2,925	37,294
Harsco Corp. (Miscellaneous Manufacturing)	2,535	70,169
Harte-Hanks, Inc. (Advertising)	2,145	13,385
Hawaiian Electric Industries, Inc. (Electric)	4,875	107,932
Health Care REIT, Inc. (REIT)	5,655	238,641
Health Management Associates, Inc.—Class A* (Healthcare-Services)	5,070	9,075
Health Net, Inc.* (Healthcare-Services)	5,655	61,583
Henry Schein, Inc.* (Healthcare-Products)	1,950	71,545
Highwoods Properties, Inc. (REIT)	3,510	96,034
Hill-Rom Holdings, Inc. (Healthcare-Products)	3,315	54,565
HNI Corp. (Office Furnishings)	2,340	37,066
Horace Mann Educators Corp. (Insurance)	2,145	19,713
Hormel Foods Corp. (Food)	2,145	66,667
Hospitality Properties Trust (REIT)	5,070	75,391
Hubbell, Inc.—Class B (Electrical Components & Equipment)	3,120	101,962
IDACORP, Inc. (Electric)	2,535	74,656
IDEX Corp. (Machinery-Diversified)	2,535	61,220
Imation Corp. (Computers)	1,560	21,169
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	8,970	120,108
Integrated Device Technology, Inc.* (Semiconductors)	9,165	51,416
International Rectifier Corp.* (Semiconductors)	2,340	31,590
International Speedway Corp. (Entertainment)	780	22,409
Intersil Corp.—Class A (Semiconductors)	6,630	60,930
Jack Henry & Associates, Inc. (Computers)	1,950	37,850
Jefferies Group, Inc. (Diversified Financial Services)	2,925	41,126
JetBlue Airways Corp.* (Airlines)	9,945	70,609
Kansas City Southern Industries, Inc.* (Transportation)	2,145	40,862
KBR, Inc. (Engineering & Construction)	8,775	133,380
Kelly Services, Inc.—Class A (Commercial Services)	1,560	20,296
Kennametal, Inc. (Hand/Machine Tools)	3,900	86,541
Kindred Healthcare, Inc.* (Healthcare-Services)	1,560	20,311
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,170	40,131
Lender Processing Services, Inc. (Diversified Financial Services)	1,560	45,942
Liberty Property Trust (REIT)	5,265	120,200
Life Time Fitness, Inc.* (Leisure Time)	1,170	15,152
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,170	26,723
LKQ Corp.* (Distribution/Wholesale)	2,925	34,106
Louisiana-Pacific Corp. (Forest Products & Paper)	4,875	7,605
Lubrizol Corp. (Chemicals)	3,705	134,825
M.D.C. Holdings, Inc. (Home Builders)	975	29,543
Mack-Cali Realty Corp. (REIT)	3,510	85,995
Macrovision Solutions Corp.* (Entertainment)	1,755	22,201
Manpower, Inc. (Commercial Services)	4,290	145,817
ManTech International Corp.—Class A* (Software)	585	31,701
Mariner Energy, Inc.* (Oil & Gas)	2,145	21,879
Martin Marietta Materials (Building Materials)	975	94,653
Masimo Corp.* (Healthcare-Products)	2,340	69,802
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	585	21,458
MDU Resources Group, Inc. (Electric)	5,655	122,035
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,950	27,105
Mentor Graphics Corp.* (Computers)	3,510	18,147
Mercury General Corp. (Insurance)	975	44,840
Mine Safety Appliances Co. (Environmental Control)	780	18,650
Minerals Technologies, Inc. (Chemicals)	585	23,927
Modine Manufacturing Co. (Auto Parts & Equipment)	1,755	8,547
Mohawk Industries, Inc.* (Textiles)	3,120	134,066
MPS Group, Inc.* (Commercial Services)	3,120	23,494
National Fuel Gas Co. (Pipelines)	4,290	134,406
National Instruments Corp. (Computers)	1,560	38,002
Nationwide Health Properties, Inc. (REIT)	5,460	156,811
NBTY, Inc.* (Pharmaceuticals)	1,170	18,311
NCR Corp.* (Computers)	4,290	60,661
New York Community Bancorp (Savings & Loans)	18,720	223,891
Newfield Exploration Co.* (Oil & Gas)	2,535	50,066
Nordson Corp. (Machinery-Diversified)	780	25,186
Northeast Utilities System (Electric)	8,385	201,743
NSTAR (Electric)	5,850	213,466
NV Energy, Inc. (Electric)	12,675	125,356
O’Reilly Automotive, Inc.* (Retail)	2,730	83,920
OGE Energy Corp. (Electric)	5,070	130,705
Old Republic International Corp. (Insurance)	12,480	148,762
Olin Corp. (Chemicals)	1,560	28,205
OMEGA Healthcare Investors, Inc. (REIT)	4,290	68,511
Omnicare, Inc. (Pharmaceuticals)	2,730	75,785
ONEOK, Inc. (Gas)	5,655	164,674
Oshkosh Truck Corp. (Auto Manufacturers)	4,095	36,405
Overseas Shipholding Group, Inc. (Transportation)	585	24,634
Pacific Sunwear of California, Inc.* (Retail)	3,510	5,581
Packaging Corp. of America (Packaging & Containers)	5,460	73,492
PacWest Bancorp (Banks)	1,365	36,719
Palm, Inc.* (Computers)	3,705	11,374
Patriot Coal Corp.* (Coal)	1,560	9,750
Pentair, Inc. (Miscellaneous Manufacturing)	5,265	124,623

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

PepsiAmericas, Inc. (Beverages)	3,120	$63,523
Perrigo Co. (Pharmaceuticals)	2,730	88,206
PetSmart, Inc. (Retail)	2,535	46,771
Phillips-Van Heusen Corp. (Apparel)	2,730	54,955
Plains Exploration & Production Co.* (Oil & Gas)	2,145	49,850
PMI Group, Inc. (Insurance)	3,705	7,225
PNM Resources, Inc. (Electric)	4,680	47,174
Polycom, Inc.* (Telecommunications)	1,950	26,345
Potlatch Corp. (Forest Products & Paper)	975	25,360
Pride International, Inc.* (Oil & Gas)	4,875	77,902
Protective Life Corp. (Insurance)	3,705	53,167
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,170	32,585
Puget Energy, Inc. (Electric)	7,020	191,435
Quanta Services, Inc.* (Commercial Services)	6,825	135,135
Ralcorp Holdings, Inc.* (Food)	1,365	79,716
Raymond James Financial Corp. (Diversified Financial Services)	2,730	46,765
Rayonier, Inc. (Forest Products & Paper)	4,290	134,491
Realty Income Corp. (REIT)	5,655	130,913
Regency Centers Corp. (REIT)	3,705	173,023
Regis Corp. (Retail)	2,340	34,000
Reinsurance Group of America, Inc. (Insurance)	2,145	91,849
Rent-A-Center, Inc.* (Commercial Services)	3,705	65,393
RF Micro Devices, Inc.* (Telecommunications)	14,235	11,103
RPM, Inc. (Chemicals)	7,020	93,296
Ruddick Corp. (Food)	2,145	59,309
SAIC, Inc.* (Commercial Services)	6,630	129,152
Saks, Inc.* (Retail)	7,800	34,164
Scholastic Corp. (Media)	1,365	18,537
Scientific Games Corp.—Class A* (Entertainment)	1,950	34,203
Semtech Corp.* (Semiconductors)	1,755	19,779
Sensient Technologies Corp. (Chemicals)	2,535	60,536
Service Corp. International (Commercial Services)	13,845	68,810
Shaw Group, Inc.* (Engineering & Construction)	4,485	91,808
SL Green Realty Corp. (REIT)	3,120	80,808
Smithfield Foods, Inc.* (Food)	6,435	90,540
Sonoco Products Co. (Packaging & Containers)	5,460	126,454
Southern Union Co. (Gas)	6,825	88,998
SPX Corp. (Miscellaneous Manufacturing)	2,925	118,609
SRA International, Inc.—Class A* (Computers)	975	16,819
StanCorp Financial Group, Inc. (Insurance)	1,365	57,016
STERIS Corp. (Healthcare-Products)	1,755	41,927
Sybase, Inc.* (Software)	2,340	57,962
Synovus Financial Corp. (Banks)	7,020	58,266
TCF Financial Corp. (Banks)	3,315	45,283
Tech Data Corp.* (Distribution/Wholesale)	2,730	48,703
Teleflex, Inc. (Miscellaneous Manufacturing)	2,145	107,464
Telephone & Data Systems, Inc. (Telecommunications)	5,850	185,737
Temple-Inland, Inc. (Forest Products & Paper)	5,850	28,080
Terra Industries, Inc. (Chemicals)	2,535	42,258
The Brink’s Co. (Miscellaneous Manufacturing)	2,145	57,658
The Colonial BancGroup, Inc. (Banks)	10,920	22,604
The Macerich Co. (REIT)	4,095	74,365
The Ryland Group, Inc. (Home Builders)	780	13,783
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,365	40,568
Thoratec Corp.* (Healthcare-Products)	780	25,342
Tidewater, Inc. (Oil & Gas Services)	1,560	62,821
Timken Co. (Metal Fabricate/Hardware)	4,680	91,868
Tootsie Roll Industries, Inc. (Food)	780	19,976
Tupperware Corp. (Household Products/Wares)	1,560	35,412
UDR, Inc. (REIT)	7,410	102,184
UGI Corp. (Gas)	3,120	76,190
United Rentals, Inc.* (Commercial Services)	1,560	14,227
Unitrin, Inc. (Insurance)	2,730	43,516
Universal Corp. (Agriculture)	1,365	40,773
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,365	51,283
URS Corp.* (Engineering & Construction)	4,485	182,853
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,120	71,448
Valley National Bancorp (Banks)	3,705	75,026
Valspar Corp. (Chemicals)	5,460	98,771
Varian, Inc.* (Electronics)	780	26,138
Vectren Corp. (Gas)	4,485	112,170
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,655	171,799
Vishay Intertechnology, Inc.* (Electronics)	10,140	34,679
Wabtec Corp. (Machinery-Diversified)	1,170	46,507
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,755	27,132
Washington Federal, Inc. (Savings & Loans)	4,680	70,013
Waste Connections, Inc.* (Environmental Control)	1,755	55,405
Webster Financial Corp. (Banks)	2,925	40,307
Weingarten Realty Investors (REIT)	4,290	88,760
WellCare Health Plans, Inc.* (Healthcare-Services)	2,340	30,092
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	13,845	68,394
Werner Enterprises, Inc. (Transportation)	1,170	20,288
Westamerica Bancorp (Banks)	585	29,923
Westar Energy, Inc. (Electric)	5,850	119,983
WGL Holdings, Inc. (Gas)	1,365	44,622
Williams Sonoma, Inc. (Retail)	4,680	36,785
Wilmington Trust Corp. (Banks)	3,705	82,399
Wind River Systems, Inc.* (Software)	1,560	14,087
Woodward Governor Co. (Electronics)	1,365	31,422
Worthington Industries, Inc. (Metal Fabricate/ Hardware)	3,315	36,531
YRC Worldwide, Inc.* (Transportation)	3,120	8,954
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,560	31,606

TOTAL COMMON STOCKS
(Cost $16,926,272)		18,466,564

Repurchase Agreements(NM)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	$1,000	1,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $2,000 (Collateralized by $2,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $2,103)	2,000	2,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $2,000 (Collateralized by $2,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $2,103)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,000)		5,000

TOTAL INVESTMENT SECURITIES
(Cost $16,931,272)—99.9%		18,471,564
Net other assets (liabilities)—0.1%		17,437

NET ASSETS—100.0%		$18,489,001

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2008

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Aerospace/Defense	0.2%
Agriculture	0.2%
Airlines	0.6%
Apparel	0.5%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.5%
Banks	6.3%
Beverages	0.3%
Biotechnology	1.5%
Building Materials	0.5%
Chemicals	4.1%
Coal	0.4%
Commercial Services	4.9%
Computers	1.9%
Cosmetics/Personal Care	0.4%
Distribution/Wholesale	1.1%
Diversified Financial Services	1.0%
Electric	10.1%
Electrical Components & Equipment	0.5%
Electronics	2.4%
Engineering & Construction	2.5%
Entertainment	0.4%
Environmental Control	0.4%
Food	2.6%
Forest Products & Paper	1.0%
Gas	3.5%
Hand/Machine Tools	0.5%
Healthcare-Products	2.3%
Healthcare-Services	1.7%
Home Builders	0.3%
Home Furnishings	NM
Household Products/Wares	0.6%
Insurance	6.9%
Internet	0.1%
Investment Companies	0.4%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.1%
Machinery-Diversified	1.3%
Media	0.1%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	3.7%
Office Furnishings	0.2%
Oil & Gas	2.1%
Oil & Gas Services	0.7%
Packaging & Containers	1.4%
Pharmaceuticals	1.5%
Pipelines	0.7%
REIT	12.4%
Retail	3.9%
Retail-Restaurants	0.4%
Savings & Loans	2.6%
Semiconductors	1.4%
Software	1.1%
Telecommunications	1.7%
Textiles	0.7%
Transportation	0.7%
Trucking & Leasing	0.5%
Water	0.5%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$16,931,272

Securities, at value	18,466,564
Repurchase agreements, at value	5,000

Total Investment Securities, at value	18,471,564
Cash	830
Dividends and interest receivable	40,929
Receivable for capital shares issued	6,964
Receivable for investments sold	1,857,646
Prepaid expenses	83

Total Assets	20,378,016

Liabilities:
Payable for investments purchased	156,138
Payable for capital shares redeemed	1,694,520
Advisory fees payable	1,302
Management services fees payable	174
Administration fees payable	635
Administrative services fees payable	5,081
Distribution fees payable	3,660
Trustee fees payable	80
Transfer agency fees payable	3,431
Fund accounting fees payable	1,338
Compliance services fees payable	386
Other accrued expenses	22,270

Total Liabilities	1,889,015

Net Assets	$18,489,001

Net Assets consist of:
Capital	$35,171,976
Accumulated net investment income (loss)	285,580
Accumulated net realized gains (losses) on investments	(18,508,847)
Net unrealized appreciation (depreciation) on investments	1,540,292

Net Assets	$18,489,001

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,106,022

Net Asset Value (offering and redemption price per share)	$16.72

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$966,416
Interest	1,991

Total Investment Income	968,407

Expenses:
Advisory fees	314,184
Management services fees	50,453
Administration fees	14,533
Transfer agency fees	19,053
Administrative services fees	146,084
Distribution fees	104,728
Custody fees	33,215
Fund accounting fees	27,656
Trustee fees	720
Compliance services fees	96
Other fees	37,141

Total Gross Expenses before reductions	747,863
Less Expenses reduced by the Advisor	(65,036)

Total Net Expenses	682,827

Net Investment Income (Loss)	285,580

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,370,144)
Change in net unrealized appreciation/depreciation on investments	(8,969,472)

Net Realized and Unrealized Gains (Losses) on Investments	(18,339,616)

Change in Net Assets Resulting from Operations	$(18,054,036)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$285,580	$(60,868)
Net realized gains (losses) on investments	(9,370,144)	11,501,285
Change in net unrealized appreciation/depreciation on investments	(8,969,472)	(8,346,879)

Change in net assets resulting from operations	(18,054,036)	3,093,538

Distributions to Shareholders From:
Net investment income	—	(343,445)
Net realized gains on investments	(7,812,343)	(1,857,773)

Change in net assets resulting from distributions	(7,812,343)	(2,201,218)

Capital Transactions:
Proceeds from shares issued	129,090,765	283,741,318
Dividends reinvested	7,812,343	2,201,218
Value of shares redeemed	(157,967,132)	(326,151,270)

Change in net assets resulting from capital transactions	(21,064,024)	(40,208,734)

Change in net assets	(46,930,403)	(39,316,414)
Net Assets:
Beginning of period	65,419,404	104,735,818

End of period	$18,489,001	$65,419,404

Accumulated net investment income (loss)	$285,580	$—

Share Transactions:
Issued	4,894,330	8,269,647
Reinvested	327,424	68,340
Redeemed	(6,192,062)	(9,488,364)

Change in shares	(970,308)	(1,150,377)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$31.51	$32.46	$34.73	$34.87	$31.56

Investment Activities:
Net investment income (loss)(a)	0.18	(0.02)	0.13	0.01	(0.10)
Net realized and unrealized gains (losses) on investments	(10.18)	0.36	3.69	3.05	5.02

Total income (loss) from investment activities	(10.00)	0.34	3.82	3.06	4.92

Distributions to Shareholders From:
Net investment income	—	(0.20)	(0.01)	—	—
Net realized gains on investments	(4.79)	(1.09)	(6.08)	(3.20)	(1.61)

Total distributions	(4.79)	(1.29)	(6.09)	(3.20)	(1.61)

Net Asset Value, End of Period	$16.72	$31.51	$32.46	$34.73	$34.87

Total Return	(36.29)%	0.97%	12.30%	8.84%	15.96%
Ratios to Average Net Assets:
Gross expenses	1.79%	1.72%	1.76%	1.87%	1.92%
Net expenses	1.63%	1.63%	1.70%	1.87%	1.92%
Net investment income (loss)	0.68%	(0.07)%	0.37%	0.02%	(0.30)%
Supplemental Data:
Net assets, end of period (000’s)	$18,489	$65,419	$104,736	$99,606	$125,416
Portfolio turnover rate(b)	288%	323%	560%	964%	748%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Mid-Cap Growth

The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.1 For the year ended December 31, 2008, the Fund had a total return of –38.81%, compared to a total return of –37.58%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Growth Index is a market capitalization-weighted Index comprised of the stocks in the S&P MidCap 400 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Dollar Tree Inc (+60.84%), Ross Stores Inc (+16.27%), and W.R. Berkley Corp (+3.99%), while the bottom three performers in this group were Hologic Inc (–61.92%), Ametek Inc (–35.50%), and Roper Industries Inc (–30.59%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Mid-Cap Growth	5/1/2002	–38.81%	–2.56%	–1.99%	1.72%	1.63%

S&P MidCap 400/Citigroup Growth Index[4]	5/1/2002	–37.58%	–0.57%	0.28%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P MidCap 400/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Mid-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

W.R. Berkley Corp.	1.3%
Church & Dwight, Inc.	1.2%
Ross Stores, Inc.	1.2%
Dollar Tree, Inc.	1.2%
Roper Industries, Inc.	1.2%

S&P MidCap 400/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	27%
Industrial	17%
Consumer Cyclical	15%
Financial	10%
Technology	10%
Energy	9%
Basic Materials	5%
Communications	5%
Utilities	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	December 31, 2008

Common Stocks (100.3%)
	Shares	Value

3Com Corp.* (Telecommunications)	5,904	$13,461
99 Cents Only Stores* (Retail)	1,312	14,340
ACI Worldwide, Inc.* (Software)	1,968	31,291
Acxiom Corp. (Software)	1,640	13,300
ADC Telecommunications, Inc.* (Telecommunications)	4,264	23,324
ADTRAN, Inc. (Telecommunications)	1,968	29,284
Advance Auto Parts, Inc. (Retail)	5,576	187,632
Advent Software, Inc.* (Software)	328	6,550
Aeropostale, Inc.* (Retail)	3,936	63,370
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,624	109,998
AGCO Corp.* (Machinery-Diversified)	1,968	46,425
Airgas, Inc. (Chemicals)	2,624	102,310
Alaska Air Group, Inc.* (Airlines)	2,296	67,158
Albemarle Corp. (Chemicals)	3,608	80,458
Alberto-Culver Co. (Cosmetics/Personal Care)	1,968	48,236
Alliance Data Systems Corp.* (Commercial Services)	3,936	183,142
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,968	168,776
AMB Property Corp. (REIT)	2,624	61,454
American Eagle Outfitters, Inc. (Retail)	8,200	76,752
AmeriCredit Corp.* (Diversified Financial Services)	2,952	22,553
Ametek, Inc. (Electrical Components & Equipment)	6,560	198,178
ANSYS, Inc.* (Software)	5,248	146,367
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,968	69,352
Aqua America, Inc. (Water)	3,280	67,535
Arch Coal, Inc. (Coal)	4,264	69,461
Atmel Corp.* (Semiconductors)	8,200	25,666
Avocent Corp.* (Internet)	1,312	23,498
Bank of Hawaii Corp. (Banks)	1,640	74,079
Beckman Coulter, Inc. (Healthcare-Products)	1,640	72,062
Bill Barrett Corp.* (Oil & Gas)	656	13,861
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	656	49,403
BJ’s Wholesale Club, Inc.* (Retail)	1,640	56,186
BorgWarner, Inc. (Auto Parts & Equipment)	3,280	71,406
Broadridge Financial Solutions, Inc. (Software)	5,576	69,923
Brown & Brown, Inc. (Insurance)	6,888	143,959
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	4,592	85,044
Career Education Corp.* (Commercial Services)	4,264	76,496
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,312	27,158
Carpenter Technology Corp. (Iron/Steel)	1,640	33,686
Cathay Bancorp, Inc. (Banks)	1,640	38,950
Cerner Corp.* (Software)	3,936	151,339
Charles River Laboratories International, Inc.* (Biotechnology)	1,640	42,968
Cheesecake Factory, Inc.* (Retail)	1,968	19,877
Chico’s FAS, Inc.* (Retail)	10,496	43,873
Chipotle Mexican Grill, Inc.—Class A* (Retail)	1,968	121,977
Church & Dwight, Inc. (Household Products/Wares)	4,264	239,296
Cimarex Energy Co. (Oil & Gas)	2,952	79,055
Clean Harbors, Inc.* (Environmental Control)	1,312	83,233
Cliffs Natural Resources, Inc. (Iron/Steel)	6,888	176,402
Coldwater Creek, Inc.* (Retail)	1,312	3,739
Commerce Bancshares, Inc. (Banks)	1,968	86,494
Commercial Metals Co. (Metal Fabricate/Hardware)	3,936	46,720
Commscope, Inc.* (Telecommunications)	4,264	66,263
Community Health Systems, Inc.* (Healthcare-Services)	2,624	38,258
Comstock Resources, Inc.* (Oil & Gas)	2,624	123,984
Con-way, Inc. (Transportation)	2,624	69,798
Copart, Inc.* (Retail)	3,936	107,020
Corinthian Colleges, Inc.* (Commercial Services)	2,952	48,324
Corrections Corp. of America* (Commercial Services)	2,952	48,295
Covance, Inc.* (Healthcare-Services)	2,296	105,685
Cree Research, Inc.* (Semiconductors)	5,248	83,286
Cullen/Frost Bankers, Inc. (Banks)	1,640	83,115
Denbury Resources, Inc.* (Oil & Gas)	14,760	161,179
DeVry, Inc. (Commercial Services)	1,968	112,983
Dick’s Sporting Goods, Inc.* (Retail)	5,248	74,049
Digital River, Inc.* (Internet)	2,296	56,941
Dollar Tree, Inc.* (Retail)	5,576	233,077
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,592	154,521
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	4,592	115,994
DST Systems, Inc.* (Computers)	2,296	87,202
Dycom Industries, Inc.* (Engineering & Construction)	984	8,088
Eaton Vance Corp. (Diversified Financial Services)	6,888	144,717
Edwards Lifesciences Corp.* (Healthcare-Products)	1,968	108,142

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	December 31, 2008

Common Stocks, continued
	Shares	Value

Encore Acquisition Co.* (Oil & Gas)	3,280	$83,706
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	6,888	178,261
Energen Corp. (Gas)	2,952	86,582
Energizer Holdings, Inc.* (Electrical Components & Equipment)	3,608	195,337
F5 Networks, Inc.* (Internet)	4,920	112,471
FactSet Research Systems, Inc. (Computers)	2,624	116,086
Fair Isaac Corp. (Software)	1,640	27,650
Flowers Foods, Inc. (Food)	2,296	55,931
FMC Corp. (Chemicals)	4,592	205,400
FMC Technologies, Inc.* (Oil & Gas Services)	7,544	179,773
Frontier Oil Corp. (Oil & Gas)	6,232	78,710
FTI Consulting, Inc.* (Commercial Services)	2,952	131,895
Gartner Group, Inc.* (Commercial Services)	3,608	64,331
Gen-Probe, Inc.* (Healthcare-Products)	3,280	140,515
Global Payments, Inc. (Software)	4,920	161,327
Graco, Inc. (Machinery-Diversified)	3,608	85,618
Granite Construction, Inc. (Engineering & Construction)	984	43,227
GUESS?, Inc. (Apparel)	3,608	55,383
Hanesbrands, Inc.* (Apparel)	2,296	29,274
Hanover Insurance Group, Inc. (Insurance)	2,952	126,847
Hansen Natural Corp.* (Beverages)	4,592	153,970
Harsco Corp. (Miscellaneous Manufacturing)	2,296	63,553
HCC Insurance Holdings, Inc. (Insurance)	6,888	184,254
Health Management Associates, Inc.—Class A* (Healthcare-Services)	8,856	15,852
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,576	40,370
Helmerich & Payne, Inc. (Oil & Gas)	6,232	141,778
Henry Schein, Inc.* (Healthcare-Products)	3,280	120,343
Herman Miller, Inc. (Office Furnishings)	3,280	42,738
Hologic, Inc.* (Healthcare-Products)	15,416	201,487
Hormel Foods Corp. (Food)	1,968	61,165
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	2,952	5,077
IDEX Corp. (Machinery-Diversified)	2,296	55,448
IDEXX Laboratories, Inc.* (Healthcare-Products)	3,608	130,177
International Rectifier Corp.* (Semiconductors)	1,640	22,140
International Speedway Corp. (Entertainment)	984	28,270
ITT Educational Services, Inc.* (Commercial Services)	1,968	186,921
J. Crew Group, Inc.* (Retail)	2,952	36,014
J.B. Hunt Transport Services, Inc. (Transportation)	4,920	129,248
Jack Henry & Associates, Inc. (Computers)	2,952	57,298
Jefferies Group, Inc. (Diversified Financial Services)	3,936	55,340
John Wiley & Sons, Inc. (Media)	2,624	93,362
Jones Lang LaSalle, Inc. (Real Estate)	1,968	54,514
Joy Global, Inc. (Machinery-Construction & Mining)	6,560	150,158
Kansas City Southern Industries, Inc.* (Transportation)	3,280	62,484
Kinetic Concepts, Inc.* (Healthcare-Products)	3,280	62,910
Korn/Ferry International* (Commercial Services)	2,624	29,966
Lam Research Corp.* (Semiconductors)	7,544	160,536
Lamar Advertising Co.* (Advertising)	4,592	57,676
Lender Processing Services, Inc. (Diversified Financial Services)	3,280	96,596
Life Time Fitness, Inc.* (Leisure Time)	984	12,743
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,968	44,949
Lincare Holdings, Inc.* (Healthcare-Services)	4,592	123,663
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,624	133,640
LKQ Corp.* (Distribution/Wholesale)	5,248	61,192
M.D.C. Holdings, Inc. (Home Builders)	984	29,815
Macrovision Solutions Corp.* (Entertainment)	2,952	37,343
ManTech International Corp.—Class A* (Software)	656	35,549
Mariner Energy, Inc.* (Oil & Gas)	2,952	30,110
Martin Marietta Materials (Building Materials)	1,312	127,369
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	2,952	90,774
Masimo Corp.* (Healthcare-Products)	328	9,784
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,312	48,124
MDU Resources Group, Inc. (Electric)	4,920	106,174
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,312	18,237
Mentor Graphics Corp.* (Computers)	1,640	8,479
Mercury General Corp. (Insurance)	984	45,254
Metavante Technologies, Inc.* (Software)	5,248	84,545
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	1,968	132,643
Mine Safety Appliances Co. (Environmental Control)	984	23,527
Minerals Technologies, Inc. (Chemicals)	328	13,415
MPS Group, Inc.* (Commercial Services)	1,968	14,819
MSC Industrial Direct Co.—Class A (Retail)	2,624	96,642
National Instruments Corp. (Computers)	1,640	39,950
Navigant Consulting Co.* (Commercial Services)	2,952	46,848
NBTY, Inc.* (Pharmaceuticals)	1,968	30,799
NCR Corp.* (Computers)	4,592	64,931
Netflix, Inc.* (Internet)	2,624	78,431
NeuStar, Inc.* (Telecommunications)	4,592	87,845
Newfield Exploration Co.* (Oil & Gas)	4,920	97,170
Nordson Corp. (Machinery-Diversified)	984	31,773
NVR, Inc.* (Home Builders)	328	149,650
O’Reilly Automotive, Inc.* (Retail)	4,920	151,241
Oceaneering International, Inc.* (Oil & Gas Services)	3,280	95,579
Olin Corp. (Chemicals)	2,952	53,372
Omnicare, Inc. (Pharmaceuticals)	3,280	91,053
Overseas Shipholding Group, Inc. (Transportation)	984	41,436
Palm, Inc.* (Computers)	2,624	8,056
Parametric Technology Corp.* (Software)	6,888	87,133
Patriot Coal Corp.* (Coal)	1,968	12,300
Patterson-UTI Energy, Inc. (Oil & Gas)	9,184	105,708
Perrigo Co. (Pharmaceuticals)	1,640	52,988
PetSmart, Inc. (Retail)	4,920	90,774
Pharmaceutical Product Development, Inc. (Commercial Services)	7,216	209,336
Plains Exploration & Production Co.* (Oil & Gas)	3,936	91,473
Plantronics, Inc. (Telecommunications)	2,952	38,966
Polycom, Inc.* (Telecommunications)	2,952	39,882
Potlatch Corp. (Forest Products & Paper)	1,312	34,125
Priceline.com, Inc.* (Internet)	2,296	169,100
Pride International, Inc.* (Oil & Gas)	5,248	83,863
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,968	54,809
Quanta Services, Inc.* (Commercial Services)	4,264	84,427
Quicksilver Resources, Inc.* (Oil & Gas)	6,560	36,539
Ralcorp Holdings, Inc.* (Food)	1,640	95,776
Raymond James Financial Corp. (Diversified Financial Services)	2,624	44,949
Reinsurance Group of America, Inc. (Insurance)	1,968	84,270
Reliance Steel & Aluminum Co. (Iron/Steel)	3,936	78,484
ResMed, Inc.* (Healthcare-Products)	4,592	172,108
Rollins, Inc. (Commercial Services)	2,624	47,442
Roper Industries, Inc. (Miscellaneous Manufacturing)	5,248	227,816
Ross Stores, Inc. (Retail)	7,872	234,035
SAIC, Inc.* (Commercial Services)	4,592	89,452
Scientific Games Corp.—Class A* (Entertainment)	1,968	34,519
SEI Investments Co. (Software)	7,872	123,669
Semtech Corp.* (Semiconductors)	1,640	18,483
Sepracor, Inc.* (Pharmaceuticals)	6,560	72,029
Silicon Laboratories, Inc.* (Semiconductors)	2,624	65,023
Sotheby’s (Commercial Services)	3,936	34,991
SRA International, Inc.—Class A* (Computers)	1,640	28,290

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	December 31, 2008

Common Stocks, continued
	Shares	Value

StanCorp Financial Group, Inc. (Insurance)	1,312	$54,802
Steel Dynamics, Inc. (Iron/Steel)	9,840	110,011
STERIS Corp. (Healthcare-Products)	1,640	39,180
Strayer Education, Inc. (Commercial Services)	984	210,979
Superior Energy Services, Inc.* (Oil & Gas Services)	4,592	73,151
SVB Financial Group* (Banks)	1,968	51,621
Sybase, Inc.* (Software)	2,296	56,872
Synopsys, Inc.* (Computers)	8,528	157,939
Synovus Financial Corp. (Banks)	9,184	76,227
TCF Financial Corp. (Banks)	3,280	44,805
Techne Corp. (Healthcare-Products)	2,296	148,138
Terex Corp.* (Machinery-Construction & Mining)	5,576	96,576
Terra Industries, Inc. (Chemicals)	3,280	54,678
The Corporate Executive Board Co. (Commercial Services)	1,968	43,414
The Ryland Group, Inc. (Home Builders)	1,640	28,979
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,312	38,993
The Timberland Co.—Class A* (Apparel)	2,624	30,307
The Warnaco Group, Inc.* (Apparel)	2,952	57,948
Thomas & Betts Corp.* (Electronics)	3,280	78,425
Thor Industries, Inc. (Home Builders)	1,968	25,938
Thoratec Corp.* (Healthcare-Products)	2,624	85,254
Tidewater, Inc. (Oil & Gas Services)	1,312	52,834
Toll Brothers, Inc.* (Home Builders)	7,872	168,697
Tootsie Roll Industries, Inc. (Food)	656	16,800
Trimble Navigation, Ltd.* (Electronics)	7,216	155,938
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,920	77,539
Tupperware Corp. (Household Products/Wares)	1,968	44,674
UGI Corp. (Gas)	2,952	72,088
Under Armour, Inc.—Class A* (Retail)	2,296	54,737
Unit Corp.* (Oil & Gas)	2,952	78,877
United Rentals, Inc.* (Commercial Services)	1,968	17,948
United Therapeutics Corp.* (Pharmaceuticals)	1,312	82,066
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,640	61,615
Urban Outfitters, Inc.* (Retail)	6,888	103,182
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,312	30,045
Valley National Bancorp (Banks)	2,952	59,778
ValueClick, Inc.* (Internet)	5,248	35,896
Varian, Inc.* (Electronics)	656	21,983
VCA Antech, Inc.* (Pharmaceuticals)	4,920	97,810
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,952	89,682
W.R. Berkley Corp. (Insurance)	8,200	254,200
Wabtec Corp. (Machinery-Diversified)	1,640	65,190
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,280	50,709
Waste Connections, Inc.* (Environmental Control)	2,624	82,840
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	9,840	48,610
Werner Enterprises, Inc. (Transportation)	1,312	22,750
Westamerica Bancorp (Banks)	984	50,332
Western Digital Corp.* (Computers)	13,448	153,980
WGL Holdings, Inc. (Gas)	1,312	42,889
Wind River Systems, Inc.* (Software)	2,296	20,733
Woodward Governor Co. (Electronics)	1,640	37,753
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,968	39,872

TOTAL COMMON STOCKS
(Cost $17,786,720)		19,341,914

Repurchase Agreements (0.6%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $27,000 (Collateralized by $30,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $30,154)	$27,000	$27,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $35,000 (Collateralized by $34,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $35,752)	35,000	35,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $57,000 (Collateralized by $56,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $58,885)	57,000	57,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $120,000)		120,000

TOTAL INVESTMENT SECURITIES
(Cost $17,906,720)—100.9%		19,461,914
Net other assets (liabilities)—(0.9)%		(177,077)

NET ASSETS—100.0%		$19,284,837

*	Non-income producing security

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.3%
Aerospace/Defense	0.9%
Airlines	0.3%
Apparel	1.0%
Auto Parts & Equipment	0.4%
Banks	2.9%
Beverages	0.8%
Biotechnology	1.0%
Building Materials	0.7%
Chemicals	2.7%
Coal	0.5%
Commercial Services	8.8%
Computers	3.6%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	0.3%
Diversified Financial Services	2.8%
Electric	0.6%
Electrical Components & Equipment	2.7%
Electronics	1.5%
Engineering & Construction	0.2%
Entertainment	1.1%
Environmental Control	0.9%
Food	1.2%
Forest Products & Paper	0.2%
Gas	1.0%

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	December 31, 2008

Hand/Machine Tools	0.7%
Healthcare-Products	6.7%
Healthcare-Services	2.2%
Home Builders	2.2%
Household Products/Wares	1.6%
Insurance	4.6%
Internet	2.5%
Iron/Steel	2.1%
Leisure Time	0.1%
Machinery-Construction & Mining	1.7%
Machinery-Diversified	1.6%
Media	0.5%
Metal Fabricate/Hardware	0.2%
Miscellaneous Manufacturing	3.4%
Office Furnishings	0.2%
Oil & Gas	6.1%
Oil & Gas Services	2.3%
Pharmaceuticals	3.5%
REIT	0.3%
Real Estate	0.3%
Retail	9.2%
Retail-Restaurants	0.3%
Semiconductors	1.8%
Software	5.3%
Telecommunications	1.6%
Toys/Games/Hobbies	0.5%
Transportation	1.7%
Water	0.4%
Other**	(0.3)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$17,906,720

Securities, at value	19,341,914
Repurchase agreements, at value	120,000

Total Investment Securities, at value	19,461,914
Dividends and interest receivable	11,528
Receivable for investments sold	848,612
Prepaid expenses	73

Total Assets	20,322,127

Liabilities:
Cash overdraft	802
Payable for investments purchased	61,631
Payable for capital shares redeemed	934,593
Advisory fees payable	626
Management services fees payable	84
Administration fees payable	669
Administrative services fees payable	5,295
Distribution fees payable	3,786
Trustee fees payable	84
Transfer agency fees payable	3,433
Fund accounting fees payable	1,396
Compliance services fees payable	403
Other accrued expenses	24,488

Total Liabilities	1,037,290

Net Assets	$19,284,837

Net Assets consist of:
Capital	$35,691,655
Accumulated net realized gains (losses) on investments	(17,962,012)
Net unrealized appreciation (depreciation) on investments	1,555,194

Net Assets	$19,284,837

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,001,492

Net Asset Value (offering and redemption price per share)	$19.26

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$266,269
Interest	1,928

Total Investment Income	268,197

Expenses:
Advisory fees	337,968
Management services fees	53,310
Administration fees	15,686
Transfer agency fees	20,582
Administrative services fees	157,250
Distribution fees	112,656
Custody fees	39,177
Fund accounting fees	29,313
Trustee fees	737
Compliance services fees	192
Other fees	40,044

Total Gross Expenses before reductions	806,915
Less Expenses reduced by the Advisor	(72,399)

Total Net Expenses	734,516

Net Investment Income (Loss)	(466,319)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(8,685,972)
Change in net unrealized appreciation/depreciation on investments	(12,101,183)

Net Realized and Unrealized Gains (Losses) on Investments	(20,787,155)

Change in Net Assets Resulting from Operations	$(21,253,474)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(466,319)	$(501,323)
Net realized gains (losses) on investments	(8,685,972)	6,295,346
Change in net unrealized appreciation/depreciation on investments	(12,101,183)	673,640

Change in net assets resulting from operations	(21,253,474)	6,467,663

Distributions to Shareholders From:
Net realized gains on investments	(7,205,624)	(6,403,391)

Change in net assets resulting from distributions	(7,205,624)	(6,403,391)

Capital Transactions:
Proceeds from shares issued	196,823,736	489,263,648
Dividends reinvested	7,205,624	6,403,391
Value of shares redeemed	(221,587,991)	(497,545,192)

Change in net assets resulting from capital transactions	(17,558,631)	(1,878,153)

Change in net assets	(46,017,729)	(1,813,881)
Net Assets:
Beginning of period	65,302,566	67,116,447

End of period	$19,284,837	$65,302,566

Share Transactions:
Issued	6,126,991	13,269,128
Reinvested	251,857	185,606
Redeemed	(7,235,490)	(13,535,313)

Change in shares	(856,642)	(80,579)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$35.14	$34.62	$34.84	$32.34	$29.80

Investment Activities:
Net investment income (loss)(a)	(0.32)	(0.23)	(0.40)	(0.36)	(0.36)
Net realized and unrealized gains (losses) on investments	(12.23)	4.23	1.69	3.95	3.62

Total income (loss) from investment activities	(12.55)	4.00	1.29	3.59	3.26

Distributions to Shareholders From:
Net realized gains on investments	(3.33)	(3.48)	(1.51)	(1.09)	(0.72)

Net Asset Value, End of Period	$19.26	$35.14	$34.62	$34.84	$32.34

Total Return	(38.81)%	11.74%	3.98%	11.22%	11.08%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.72%	1.78%	1.89%	1.94%
Net expenses	1.63%	1.66%	1.78%	1.89%	1.94%
Net investment income (loss)	(1.04)%	(0.63)%	(1.13)%	(1.07)%	(1.20)%

Supplemental Data:
Net assets, end of period (000’s)	$19,285	$65,303	$67,116	$155,722	$75,078
Portfolio turnover rate(b)	427%	616%	685%	943%	792%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.1 For the year ended December 31, 2008, the Fund had a total return of –30.68%, compared to a total return of –29.50%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted Index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were UMB Financial Corp (+28.10%), New Jersey Resources Corp (+18.00%), and Emcor Group (–5.08%), while the bottom three performers in this group were Lennox International Inc (–22.04%), Senior Housing Properties Trust (–20.99%), and AMERIGROUP Corp (–19.01%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Value	5/1/2002	–30.68%	–1.16%	–1.39%	1.76%	1.63%

S&P SmallCap 600/Citigroup Value Index[4]	5/1/2002	–29.50%	0.95%	1.35%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
72

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Atmos Energy Corp.	1.3%
Senior Housing Properties Trust	1.2%
New Jersey Resources Corp.	1.0%
Owens & Minor, Inc.	0.9%
AMERIGROUP Corp.	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	31%
Industrial	20%
Consumer Non-Cyclical	14%
Consumer Cyclical	12%
Utilities	10%
Technology	6%
Basic Materials	3%
Communications	3%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks (100.4%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,448	$2,838
A.H. Belo Corp.—Class A (Media)	1,991	4,340
Aaron Rents, Inc. (Commercial Services)	1,991	53,000
ABM Industries, Inc. (Commercial Services)	5,068	96,545
Acadia Realty Trust (REIT)	3,620	51,657
Actel Corp.* (Semiconductors)	1,810	21,213
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,172	75,824
Adaptec, Inc.* (Telecommunications)	13,937	45,992
Administaff, Inc. (Commercial Services)	2,534	54,836
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,801	37,820
Agilysys, Inc. (Computers)	2,534	10,871
Albany International Corp.—Class A (Machinery-Diversified)	3,077	39,386
ALLETE, Inc. (Electric)	3,077	99,295
Alliance One International, Inc.* (Agriculture)	10,136	29,800
AMCOL International Corp. (Mining)	905	18,960
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,344	39,053
American States Water Co. (Water)	1,991	65,663
AMERIGROUP Corp.* (Healthcare-Services)	5,973	176,323
AMN Healthcare Services, Inc.* (Commercial Services)	1,267	10,719
Analogic Corp. (Electronics)	1,448	39,501
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,991	5,495
Anixter International, Inc.* (Telecommunications)	1,448	43,614
Apogee Enterprises, Inc. (Building Materials)	3,258	33,753
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,163	78,764
Applied Signal Technology, Inc. (Telecommunications)	543	9,741
Arbitron, Inc. (Commercial Services)	1,629	21,633
Arch Chemicals, Inc. (Chemicals)	2,896	75,499
Arctic Cat, Inc. (Leisure Time)	1,448	6,936
Arkansas Best Corp. (Transportation)	2,896	87,199
ArQule, Inc.* (Biotechnology)	2,172	9,166
Arris Group, Inc.* (Telecommunications)	5,068	40,291
ATC Technology Corp.* (Auto Parts & Equipment)	1,448	21,184
Atmos Energy Corp. (Gas)	10,498	248,803
Atwood Oceanics, Inc.* (Oil & Gas)	2,715	41,485
Audiovox Corp.—Class A* (Telecommunications)	2,172	10,882
Avid Technology, Inc.* (Software)	3,439	37,519
Avista Corp. (Electric)	6,154	119,264
Axcelis Technologies, Inc.* (Semiconductors)	11,765	6,000
Baldor Electric Co. (Hand/Machine Tools)	5,249	93,695
Bank Mutual Corp. (Banks)	5,430	62,662
BankAtlantic Bancorp, Inc.,—Class A (Savings & Loans)	905	5,249
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,887	70,861
Bassett Furniture Industries, Inc. (Home Furnishings)	1,267	4,244
Belden, Inc. (Electrical Components & Equipment)	5,249	109,599
Benchmark Electronics, Inc.* (Electronics)	3,439	43,916
Big 5 Sporting Goods Corp. (Retail)	2,534	13,202
BioMed Realty Trust, Inc. (REIT)	9,231	108,187
Black Box Corp. (Telecommunications)	1,991	52,005
Blue Coat Systems, Inc.* (Internet)	2,715	22,806
Blue Nile, Inc.* (Internet)	724	17,731
Boston Private Financial Holdings, Inc. (Banks)	7,240	49,522
Bowne & Co., Inc. (Commercial Services)	3,077	18,093
Brady Corp.—Class A (Electronics)	2,353	56,354
Briggs & Stratton Corp. (Machinery-Diversified)	5,611	98,697
Brightpoint, Inc.* (Distribution/Wholesale)	5,792	25,195
Bristow Group, Inc.* (Transportation)	1,810	48,490
Brookline Bancorp, Inc. (Savings & Loans)	6,697	71,323
Brooks Automation, Inc.* (Semiconductors)	3,801	22,084
Brown Shoe Co., Inc. (Retail)	4,887	41,393
Brunswick Corp. (Leisure Time)	9,955	41,911
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,344	15,812
Buffalo Wild Wings, Inc.* (Retail)	1,267	32,499
C&D Technologies, Inc.* (Electrical Components & Equipment)	3,077	9,631
Cabela’s, Inc.* (Retail)	4,525	26,381
Cabot Microelectronics Corp.* (Chemicals)	1,267	33,031
Cal-Maine Foods, Inc. (Food)	724	20,779
Calgon Carbon Corp.* (Environmental Control)	3,982	61,163
California Pizza Kitchen, Inc.* (Retail)	1,448	15,523
Cambrex Corp.* (Biotechnology)	1,086	5,017
Cascade Corp. (Machinery-Diversified)	362	10,809
Casey’s General Stores, Inc. (Retail)	2,353	53,578
Cash America International, Inc. (Retail)	1,448	39,603

See accompanying notes to the financial statements.
73

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Catapult Communications Corp.* (Computers)	543	$3,567
CDI Corp. (Commercial Services)	1,448	18,737
Cedar Shopping Centers, Inc. (REIT)	5,068	35,881
Centene Corp.* (Healthcare-Services)	4,887	96,323
Central Garden & Pet Co.—Class A* (Household Products/Wares)	8,145	48,055
Central Pacific Financial Corp. (Banks)	3,258	32,710
Central Vermont Public Service Corp. (Electric)	1,267	30,231
Century Aluminum Co.* (Mining)	4,163	41,630
CH Energy Group, Inc. (Electric)	1,810	93,016
Champion Enterprises, Inc.* (Home Builders)	8,869	4,967
Charlotte Russe Holding, Inc.* (Retail)	2,353	15,271
Checkpoint Systems, Inc.* (Electronics)	4,344	42,745
Christopher & Banks Corp. (Retail)	3,982	22,299
Ciber, Inc.* (Computers)	6,154	29,601
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,086	29,865
CKE Restaurants, Inc. (Retail)	2,534	21,995
Clarcor, Inc. (Miscellaneous Manufacturing)	2,715	90,084
Clearwater Paper Corp.* (Forest Products & Paper)	543	4,556
Cleco Corp. (Electric)	6,878	157,025
Cognex Corp. (Machinery-Diversified)	2,353	34,824
Cohu, Inc. (Semiconductors)	1,086	13,195
Colonial Properties Trust (REIT)	5,430	45,232
Columbia Banking System, Inc. (Banks)	1,991	23,753
Community Bank System, Inc. (Banks)	3,801	92,706
CONMED Corp.* (Healthcare-Products)	1,991	47,664
Consolidated Graphics, Inc.* (Commercial Services)	1,267	28,685
Cooper Cos., Inc. (Healthcare-Products)	2,534	41,558
Corus Bankshares, Inc. (Banks)	3,620	4,018
CorVel Corp.* (Commercial Services)	362	7,957
Cross Country Healthcare, Inc.* (Commercial Services)	3,439	30,229
CryoLife, Inc.* (Biotechnology)	2,353	22,848
CSG Systems International, Inc.* (Software)	1,991	34,783
CTS Corp. (Electronics)	3,801	20,943
Cubic Corp. (Electronics)	905	24,616
Cyberonics, Inc.* (Healthcare-Products)	1,810	29,992
Cypress Semiconductor Corp.* (Semiconductors)	16,471	73,625
Datascope Corp. (Healthcare-Products)	1,448	75,643
Delphi Financial Group, Inc.—Class A (Insurance)	4,706	86,779
DiamondRock Hospitality Co. (REIT)	10,317	52,307
Digi International, Inc.* (Software)	1,086	8,807
Dime Community Bancshares, Inc. (Savings & Loans)	3,077	40,924
DineEquity, Inc. (Retail)	1,810	20,924
DSP Group, Inc.* (Semiconductors)	3,077	24,677
E.W. Scripps Co. (Media)	3,258	7,200
EastGroup Properties, Inc. (REIT)	2,896	103,040
Eclipsys Corp.* (Software)	3,982	56,505
El Paso Electric Co.* (Electric)	3,077	55,663
EMCOR Group, Inc.* (Engineering & Construction)	7,421	166,453
EMS Technologies, Inc.* (Telecommunications)	1,267	32,777
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,353	50,684
Entertainment Properties Trust (REIT)	3,801	113,270
Enzo Biochem, Inc.* (Biotechnology)	2,715	13,276
Esterline Technologies Corp.* (Aerospace/Defense)	1,810	68,581
Ethan Allen Interiors, Inc. (Home Furnishings)	3,258	46,817
Exar Corp.* (Semiconductors)	2,896	19,316
Extra Space Storage, Inc. (REIT)	9,774	100,868
FairPoint Communications, Inc. (Telecommunications)	10,136	33,246
FEI Co.* (Electronics)	2,715	51,205
Financial Federal Corp. (Diversified Financial Services)	2,896	67,390
First BanCorp (Banks)	3,982	44,359
First Commonwealth Financial Corp. (Banks)	8,326	103,076
First Financial Bancorp (Banks)	3,620	44,852
First Financial Bankshares, Inc. (Banks)	1,267	69,951
First Midwest Bancorp, Inc. (Banks)	5,611	112,052
Flagstar Bancorp, Inc.* (Savings & Loans)	6,697	4,755
Forestar Group, Inc.* (Real Estate)	4,163	39,632
Forrester Research, Inc.* (Commercial Services)	724	20,424
Franklin Street Properties Corp. (REIT)	5,792	85,432
Fred’s, Inc. (Retail)	4,525	48,689
Frontier Financial Corp. (Banks)	5,430	23,675
Fuller (H.B.) Co. (Chemicals)	5,611	90,393
G & K Services, Inc. (Textiles)	2,172	43,918
GenCorp, Inc.* (Aerospace/Defense)	5,611	20,648
General Communication, Inc.—Class A* (Telecommunications)	2,896	23,429
Genesco, Inc. (Retail)	1,086	18,375
Gentiva Health Services, Inc.* (Healthcare-Services)	1,810	52,961
Georgia Gulf Corp. (Chemicals)	3,439	3,680
Gerber Scientific, Inc.* (Machinery-Diversified)	2,715	13,874
Gevity HR, Inc. (Commercial Services)	2,896	4,373
Gibraltar Industries, Inc. (Iron/Steel)	3,077	36,739
Glacier Bancorp, Inc. (Banks)	3,077	58,524
Greatbatch, Inc.* (Electrical Components & Equipment)	1,448	38,314
Griffon Corp.* (Miscellaneous Manufacturing)	5,611	52,351
Group 1 Automotive, Inc. (Retail)	2,715	29,241
Guaranty Financial Group, Inc.* (Savings & Loans)	12,489	32,596
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,629	23,474
Haemonetics Corp.* (Healthcare-Products)	1,448	81,812
Hancock Holding Co. (Banks)	1,267	57,598
Hanmi Financial Corp. (Banks)	2,353	4,847
Harmonic, Inc.* (Telecommunications)	10,860	60,925
Haverty Furniture Cos., Inc. (Retail)	2,172	20,265
Healthcare Services Group, Inc. (Commercial Services)	2,534	40,367
HealthSpring, Inc.* (Healthcare-Services)	2,534	50,604
Heidrick & Struggles International, Inc. (Commercial Services)	543	11,696
Hillenbrand, Inc. (Commercial Services)	7,059	117,744
HMS Holdings Corp.* (Commercial Services)	1,448	45,641
Holly Corp. (Oil & Gas)	1,086	19,798
Home Bancshares, Inc. (Banks)	543	14,634
Home Properties, Inc. (REIT)	3,620	146,972
Hot Topic, Inc.* (Retail)	1,991	18,457
Hub Group, Inc.—Class A* (Transportation)	1,991	52,821
Hutchinson Technology, Inc.* (Computers)	2,534	8,818
Iconix Brand Group, Inc.* (Apparel)	3,258	31,863
Independent Bank Corp. (Banks)	2,172	4,691
Independent Bank Corp. (Banks)	1,086	28,410
Infinity Property & Casualty Corp. (Insurance)	905	42,291
Informatica Corp.* (Software)	5,973	82,009
Inland Real Estate Corp. (REIT)	6,516	84,578
Insight Enterprises, Inc.* (Retail)	5,249	36,218
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,991	39,203
Interface, Inc.—Class A (Office Furnishings)	6,335	29,394
Intermec, Inc.* (Machinery-Diversified)	3,258	43,266
Interval Leisure Group, Inc.* (Leisure Time)	2,172	11,707
Interwoven, Inc.* (Internet)	3,801	47,893
Invacare Corp. (Healthcare-Products)	3,620	56,182
Investment Technology Group, Inc.* (Diversified Financial Services)	2,172	49,348
Irwin Financial Corp.* (Banks)	2,172	2,802
Itron, Inc.* (Electronics)	1,991	126,906
J & J Snack Foods Corp. (Food)	905	32,471
Jack in the Box, Inc.* (Retail)	2,353	51,978

See accompanying notes to the financial statements.
74

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,448	$29,872
JDA Software Group, Inc.* (Software)	3,077	40,401
Jo-Ann Stores, Inc.* (Retail)	2,896	44,859
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,077	25,139
Kaman Corp. (Aerospace/Defense)	2,896	52,504
Kaydon Corp. (Metal Fabricate/Hardware)	1,629	55,956
Keithley Instruments, Inc. (Electronics)	1,629	5,946
Kendle International, Inc.* (Commercial Services)	543	13,966
Kensey Nash Corp.* (Healthcare-Products)	724	14,053
Kilroy Realty Corp. (REIT)	3,801	127,181
Kirby Corp.* (Transportation)	2,353	64,378
Kite Realty Group Trust (REIT)	3,801	21,134
Kopin Corp.* (Semiconductors)	5,068	10,339
La-Z-Boy, Inc. (Home Furnishings)	5,792	12,569
LaBranche & Co., Inc.* (Diversified Financial Services)	3,982	19,074
Laclede Group, Inc. (Gas)	1,086	50,868
Lance, Inc. (Food)	3,620	83,043
Landauer, Inc. (Commercial Services)	362	26,535
Landry’s Restaurants, Inc. (Retail)	1,448	16,797
LaSalle Hotel Properties (REIT)	2,172	24,001
Lawson Products, Inc. (Metal Fabricate/Hardware)	543	12,408
Lennox International, Inc. (Building Materials)	5,430	175,335
Lexington Corporate Properties Trust (REIT)	8,326	41,630
Lindsay Manufacturing Co. (Machinery-Diversified)	543	17,262
Lithia Motors, Inc.—Class A (Retail)	1,810	5,901
Littelfuse, Inc.* (Electrical Components & Equipment)	1,086	18,028
Live Nation, Inc.* (Commercial Services)	8,869	50,908
Liz Claiborne, Inc. (Apparel)	10,860	28,236
LoJack Corp.* (Electronics)	724	2,983
LTC Properties, Inc. (REIT)	2,715	55,060
Lydall, Inc.* (Miscellaneous Manufacturing)	1,991	11,448
M/I Schottenstein Homes, Inc. (Home Builders)	1,629	17,170
MagneTek, Inc.* (Electrical Components & Equipment)	3,439	8,254
Manhattan Associates, Inc.* (Computers)	1,267	20,031
Marcus Corp. (Lodging)	2,353	38,189
MarineMax, Inc.* (Retail)	2,172	7,363
Matrix Service Co.* (Oil & Gas Services)	2,896	22,212
MAXIMUS, Inc. (Commercial Services)	2,172	76,259
MedCath Corp.* (Healthcare-Services)	2,172	22,676
Medical Properties Trust, Inc. (REIT)	3,439	21,700
Mentor Corp. (Healthcare-Products)	1,629	50,385
Mercury Computer Systems, Inc.* (Computers)	2,534	15,990
Merit Medical Systems, Inc.* (Healthcare-Products)	1,448	25,963
Methode Electronics, Inc. (Electronics)	4,344	29,279
Microsemi Corp.* (Semiconductors)	4,887	61,772
Mid-America Apartment Communities, Inc. (REIT)	3,258	121,067
Midas, Inc.* (Commercial Services)	1,629	17,088
Mobile Mini, Inc.* (Storage/Warehousing)	1,810	26,100
Moog, Inc.—Class A* (Aerospace/Defense)	2,353	86,049
Movado Group, Inc. (Retail)	1,991	18,695
MTS Systems Corp. (Computers)	905	24,109
Multimedia Games, Inc.* (Leisure Time)	2,715	6,462
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	543	14,639
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,258	26,064
Nash Finch Co. (Food)	1,448	65,001
National Financial Partners (Diversified Financial Services)	4,525	13,756
National Penn Bancshares, Inc. (Banks)	9,231	133,942
National Presto Industries, Inc. (Housewares)	543	41,811
National Retail Properties, Inc. (REIT)	8,869	152,458
NCI Building Systems, Inc.* (Building Materials)	2,172	35,404
Neenah Paper, Inc. (Forest Products & Paper)	1,629	14,400
Network Equipment Technologies, Inc.* (Telecommunications)	3,439	9,904
New Jersey Resources Corp. (Gas)	4,887	192,303
NewMarket Corp. (Chemicals)	362	12,637
Newport Corp.* (Electronics)	4,163	28,225
Northwest Natural Gas Co. (Gas)	3,077	136,096
Novatel Wireless, Inc.* (Telecommunications)	3,439	15,957
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,629	17,919
O’Charley’s, Inc. (Retail)	2,353	4,706
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,991	18,417
OfficeMax, Inc. (Retail)	8,688	66,376
Old National Bancorp (Banks)	7,602	138,052
Olympic Steel, Inc. (Iron/Steel)	362	7,374
OM Group, Inc.* (Chemicals)	3,439	72,597
Omnicell, Inc.* (Software)	1,629	19,890
On Assignment, Inc.* (Commercial Services)	4,163	23,604
Osteotech, Inc.* (Healthcare-Products)	1,991	3,365
Owens & Minor, Inc. (Distribution/Wholesale)	4,706	177,181
Oxford Industries, Inc. (Apparel)	1,629	14,286
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,353	31,554
PAREXEL International Corp.* (Commercial Services)	3,620	35,150
Parkway Properties, Inc. (REIT)	1,810	32,580
PC-Tel, Inc. (Internet)	1,267	8,324
Peet’s Coffee & Tea, Inc.* (Beverages)	724	16,833
Penford Corp. (Chemicals)	1,267	12,822
Pennsylvania REIT (REIT)	4,525	33,711
Perry Ellis International, Inc.* (Apparel)	1,267	8,033
PharMerica Corp.* (Pharmaceuticals)	1,629	25,526
Phase Forward, Inc.* (Software)	3,258	40,790
Phoenix Technologies, Ltd.* (Software)	2,534	8,869
Piedmont Natural Gas Co., Inc. (Gas)	4,525	143,307
Pinnacle Entertainment, Inc.* (Entertainment)	3,258	25,021
Piper Jaffray* (Diversified Financial Services)	1,810	71,966
Polaris Industries, Inc. (Leisure Time)	1,448	41,485
PolyOne Corp.* (Chemicals)	10,498	33,069
Post Properties, Inc. (REIT)	5,068	83,622
Presidential Life Corp. (Insurance)	2,534	25,061
ProAssurance Corp.* (Insurance)	1,629	85,979
Progress Software Corp.* (Software)	2,172	41,833
Prosperity Bancshares, Inc. (Banks)	2,353	69,625
Provident Bankshares Corp. (Banks)	3,801	36,718
PS Business Parks, Inc. (REIT)	1,629	72,751
PSS World Medical, Inc.* (Healthcare-Products)	3,258	61,316
Quaker Chemical Corp. (Chemicals)	1,267	20,842
Quanex Building Products Corp. (Building Materials)	4,344	40,703
Quiksilver, Inc.* (Apparel)	14,480	26,643
Radiant Systems, Inc.* (Computers)	1,267	4,270
RadiSys Corp.* (Computers)	2,534	14,013
RC2 Corp.* (Toys/Games/Hobbies)	1,086	11,588
Red Robin Gourmet Burgers, Inc.* (Retail)	1,810	30,462
Regal-Beloit Corp. (Hand/Machine Tools)	1,629	61,886
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,163	76,433
RehabCare Group, Inc.* (Healthcare-Services)	1,991	30,184
Res-Care, Inc.* (Healthcare-Services)	1,448	21,749
Rewards Network, Inc.* (Commercial Services)	3,077	7,969
RLI Corp. (Insurance)	905	55,350
Robbins & Myers, Inc. (Machinery-Diversified)	3,982	64,389
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,344	148,478
Rogers Corp.* (Electronics)	905	25,132
RTI International Metals, Inc.* (Mining)	1,267	18,131
Ruby Tuesday, Inc.* (Retail)	5,973	9,318
Rudolph Technologies, Inc.* (Semiconductors)	3,439	12,140

See accompanying notes to the financial statements.
75

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Russ Berrie and Co., Inc.* (Household Products/Wares)	1,991	$5,913
S&T Bancorp, Inc. (Banks)	1,991	70,680
Safety Insurance Group, Inc. (Insurance)	1,810	68,889
Sanderson Farms, Inc. (Food)	905	31,277
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,620	20,960
ScanSource, Inc.* (Distribution/Wholesale)	1,086	20,927
School Specialty, Inc.* (Retail)	1,810	34,607
Schulman (A.), Inc. (Chemicals)	2,896	49,232
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,810	36,236
Selective Insurance Group, Inc. (Insurance)	3,077	70,556
Senior Housing Properties Trust (REIT)	13,032	233,533
Skechers U.S.A., Inc.—Class A* (Apparel)	3,801	48,729
Skyline Corp. (Home Builders)	724	14,473
Skyworks Solutions, Inc.* (Semiconductors)	11,403	63,173
Smith Corp. (Miscellaneous Manufacturing)	2,534	74,804
Sonic Automotive, Inc. (Retail)	3,258	12,967
Sonic Corp.* (Retail)	4,163	50,664
Sonic Solutions* (Electronics)	1,086	1,911
South Financial Group, Inc. (Banks)	8,507	36,750
South Jersey Industries, Inc. (Gas)	3,439	137,044
Southwest Gas Corp. (Gas)	5,068	127,815
Sovran Self Storage, Inc. (REIT)	2,534	91,224
Spartan Motors, Inc. (Auto Parts & Equipment)	3,801	17,979
Spherion Corp.* (Commercial Services)	5,792	12,800
SPSS, Inc.* (Software)	905	24,399
Stage Stores, Inc. (Retail)	4,344	35,838
Standard Microsystems Corp.* (Semiconductors)	1,267	20,703
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,448	5,010
Standard Pacific Corp.* (Home Builders)	10,498	18,686
Standex International Corp. (Miscellaneous Manufacturing)	1,448	28,728
StarTek, Inc.* (Commercial Services)	1,267	5,638
Stein Mart, Inc.* (Retail)	2,896	3,272
Stepan Co. (Chemicals)	905	42,526
Sterling Bancorp (Banks)	1,991	27,934
Sterling Bancshares, Inc. (Banks)	8,326	50,622
Sterling Financial Corp. (Savings & Loans)	5,973	52,562
Stewart Information Services Corp. (Insurance)	1,991	46,769
Stone Energy Corp.* (Oil & Gas)	3,982	43,882
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,448	8,645
Superior Industries International, Inc. (Auto Parts & Equipment)	2,715	28,562
Supertex, Inc.* (Semiconductors)	543	13,037
Susquehanna Bancshares, Inc. (Banks)	9,774	155,504
SWS Group, Inc. (Diversified Financial Services)	1,448	27,440
Symmetricom, Inc.* (Telecommunications)	3,077	12,154
SYNNEX Corp.* (Software)	2,172	24,609
Take-Two Interactive Software, Inc. (Software)	5,611	42,419
Taleo Corp.—Class A* (Software)	1,991	15,589
Tanger Factory Outlet Centers, Inc. (REIT)	3,620	136,184
Technitrol, Inc. (Electronics)	4,706	16,377
Tekelec* (Telecommunications)	4,525	60,363
Tetra Tech, Inc.* (Environmental Control)	4,525	109,279
Texas Industries, Inc. (Building Materials)	3,077	106,156
Texas Roadhouse, Inc.—Class A* (Retail)	2,896	22,444
The Andersons, Inc. (Agriculture)	1,991	32,812
The Buckle, Inc. (Retail)	1,448	31,595
The Cato Corp.—Class A (Retail)	3,439	51,929
The Finish Line, Inc.—Class A (Retail)	6,335	35,476
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,439	21,562
The Hain Celestial Group, Inc.* (Food)	2,353	44,919
The Men’s Wearhouse, Inc. (Retail)	5,973	80,874
The Nautilus Group, Inc.* (Leisure Time)	2,534	5,600
The Navigators Group, Inc.* (Insurance)	724	39,755
The Pep Boys-Manny, Moe & Jack (Retail)	5,068	20,931
The Standard Register Co. (Household Products/Wares)	1,448	12,931
The Steak n Shake Co.* (Retail)	3,258	19,385
Theragenics Corp.* (Pharmaceuticals)	3,801	4,447
THQ, Inc.* (Software)	7,602	31,852
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,991	12,782
Tollgrade Communications, Inc.* (Telecommunications)	1,086	5,191
Tompkins Financial Corp. (Banks)	543	31,467
Tower Group, Inc. (Insurance)	1,267	35,742
Tredegar Corp. (Miscellaneous Manufacturing)	2,172	39,487
TreeHouse Foods, Inc.* (Food)	1,810	49,304
TriQuint Semiconductor, Inc.* (Semiconductors)	16,652	57,283
Triumph Group, Inc. (Aerospace/Defense)	1,810	76,853
TrueBlue, Inc.* (Commercial Services)	2,172	20,786
TrustCo Bank Corp. NY (Banks)	8,688	82,623
Tuesday Morning Corp.* (Retail)	3,439	5,606
Tween Brands, Inc.* (Retail)	2,896	12,511
UCBH Holdings, Inc. (Banks)	5,973	41,094
UIL Holdings Corp. (Electric)	2,896	86,967
Ultratech Stepper, Inc.* (Semiconductors)	1,810	21,648
UMB Financial Corp. (Banks)	3,439	168,992
Umpqua Holdings Corp. (Banks)	6,878	99,525
UniFirst Corp. (Textiles)	905	26,869
Unisource Energy Corp. (Electric)	3,982	116,911
United Bankshares, Inc. (Banks)	4,344	144,308
United Community Banks, Inc. (Banks)	1,991	27,038
United Fire & Casualty Co. (Insurance)	2,534	78,731
United Natural Foods, Inc.* (Food)	1,810	32,254
United Stationers, Inc.* (Distribution/Wholesale)	1,448	48,493
Universal Electronics, Inc.* (Home Furnishings)	543	8,807
Universal Forest Products, Inc. (Building Materials)	1,991	53,578
Urstadt Biddle Properties—Class A (REIT)	2,353	37,483
Valmont Industries, Inc. (Metal Fabricate/Hardware)	905	55,531
Veeco Instruments, Inc.* (Semiconductors)	3,620	22,951
Vicor Corp. (Electrical Components & Equipment)	2,172	14,357
Volt Information Sciences, Inc.* (Commercial Services)	1,448	10,469
Wabash National Corp. (Auto Manufacturers)	3,439	15,475
Watsco, Inc. (Distribution/Wholesale)	3,258	125,107
Watts Water Technologies, Inc.—Class A (Electronics)	3,258	81,352
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,611	64,190
WD-40 Co. (Household Products/Wares)	905	25,602
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,267	47,855
Whitney Holding Corp. (Banks)	7,240	115,768
Winnebago Industries, Inc. (Home Builders)	1,448	8,731
Wintrust Financial Corp. (Banks)	2,715	55,848
Wolverine World Wide, Inc. (Apparel)	2,353	49,507
World Fuel Services Corp. (Retail)	1,086	40,182
Zale Corp.* (Retail)	3,620	12,055
Zenith National Insurance Corp. (Insurance)	1,810	57,142
Zep, Inc. (Chemicals)	1,267	24,466
Zoll Medical Corp.* (Healthcare-Products)	1,267	23,934

TOTAL COMMON STOCKS
(Cost $15,872,634)		18,939,456

See accompanying notes to the financial statements.
76

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Repurchase Agreements (1.0%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $42,000 (Collateralized by $45,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $45,231)	$42,000	$42,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $55,000 (Collateralized by $54,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $56,782)	55,000	55,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $88,000 (Collateralized by $90,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $90,462)	88,000	88,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $186,000)		186,000

TOTAL INVESTMENT SECURITIES
(Cost $16,058,634)—101.4%		19,125,456
Net other assets (liabilities)—(1.4)%		(272,083)

NET ASSETS—100.0%		$18,853,373

*	Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Aerospace/Defense	1.7%
Agriculture	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	12.1%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	2.4%
Chemicals	2.6%
Commercial Services	4.8%
Computers	0.7%
Distribution/Wholesale	2.2%
Diversified Financial Services	1.4%
Electric	4.0%
Electrical Components & Equipment	1.3%
Electronics	3.1%
Engineering & Construction	1.1%
Entertainment	0.1%
Environmental Control	0.9%
Food	2.0%
Forest Products & Paper	1.5%
Gas	5.5%
Hand/Machine Tools	0.8%
Healthcare-Products	3.2%
Healthcare-Services	2.5%
Home Builders	0.3%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	3.7%
Internet	0.5%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	2.1%
Media	NM
Metal Fabricate/Hardware	0.9%
Mining	0.4%
Miscellaneous Manufacturing	3.0%
Office Furnishings	0.2%
Oil & Gas	0.5%
Oil & Gas Services	0.2%
Pharmaceuticals	0.4%
REIT	11.7%
Real Estate	0.2%
Retail	6.6%
Savings & Loans	1.1%
Semiconductors	2.4%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.5%
Textiles	0.3%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Water	0.3%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
77

PROFUNDS VP
ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$16,058,634

Securities, at value	18,939,456
Repurchase agreements, at value	186,000

Total Investment Securities, at value	19,125,456
Cash	62,324
Dividends and interest receivable	47,147
Receivable for capital shares issued	413
Receivable for investments sold	5,291,609
Receivable from Advisor	2,406
Prepaid expenses	43

Total Assets	24,529,398

Liabilities:
Payable for investments purchased	206,260
Payable for capital shares redeemed	5,427,404
Administration fees payable	640
Administrative services fees payable	5,698
Distribution fees payable	4,611
Trustee fees payable	82
Transfer agency fees payable	4,180
Fund accounting fees payable	1,369
Compliance services fees payable	395
Other accrued expenses	25,386

Total Liabilities	5,676,025

Net Assets	$18,853,373

Net Assets consist of:
Capital	$34,847,067
Accumulated net investment income (loss)	81,880
Accumulated net realized gains (losses) on investments	(19,142,396)
Net unrealized appreciation (depreciation) on investments	3,066,822

Net Assets	$18,853,373

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,011,871

Net Asset Value (offering and redemption price per share)	$18.63

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$558,812
Interest	1,456

Total Investment Income	560,268

Expenses:
Advisory fees	220,441
Management services fees	33,859
Administration fees	10,613
Transfer agency fees	14,322
Administrative services fees	99,319
Distribution fees	73,480
Custody fees	61,213
Fund accounting fees	22,227
Trustee fees	439
Compliance services fees	821
Other fees	29,063

Total Gross Expenses before reductions	565,797
Less Expenses reduced by the Advisor	(87,409)

Total Net Expenses	478,388

Net Investment Income (Loss)	81,880

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	(3,087,907)

Net Realized and Unrealized Gains (Losses) on Investments	(17,033,715)

Change in Net Assets Resulting from Operations.	$(16,951,835)

See accompanying notes to the financial statements.
78

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$81,880	$(106,508)
Net realized gains (losses) on investments	(13,945,808)	8,346,336
Change in net unrealized appreciation/depreciation on investments	(3,087,907)	(11,726,926)

Change in net assets resulting from operations	(16,951,835)	(3,487,098)

Distributions to Shareholders From:
Net realized gains on investments	(3,171,170)	(5,688,961)

Change in net assets resulting from distributions	(3,171,170)	(5,688,961)

Capital Transactions:
Proceeds from shares issued	146,366,487	166,087,879
Dividends reinvested	3,171,170	5,688,961
Value of shares redeemed	(142,531,268)	(233,391,118)

Change in net assets resulting from capital transactions	7,006,389	(61,614,278)

Change in net assets	(13,116,616)	(70,790,337)
Net Assets:
Beginning of period	31,969,989	102,760,326

End of period	$18,853,373	$31,969,989

Accumulated net investment income (loss)	$81,880	$—

Share Transactions:
Issued	5,903,407	4,530,924
Reinvested	123,922	187,260
Redeemed	(6,125,024)	(6,413,107)

Change in shares	(97,695)	(1,694,923)

See accompanying notes to the financial statements.
79

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$28.81	$36.64	$32.88	$33.54	$28.97

Investment Activities:
Net investment income (loss)(a)	0.07	(0.08)	(0.12)	(0.23)	(0.16)
Net realized and unrealized gains (losses) on investments	(8.41)	(2.27)	5.71	1.59	5.92

Total income (loss) from investment activities	(8.34)	(2.35)	5.59	1.36	5.76

Distributions to Shareholders From:
Net realized gains on investments	(1.84)	(5.48)	(1.83)	(2.02)	(1.19)

Net Asset Value, End of Period	$18.63	$28.81	$36.64	$32.88	$33.54

Total Return	(30.68)%	(7.22)%	17.43%	4.00%	20.12%

Ratios to Average Net Assets:
Gross expenses	1.93%	1.76%	1.79%	1.91%	1.95%
Net expenses	1.63%	1.63%	1.75%	1.91%	1.95%
Net investment income (loss)	0.28%	(0.21)%	(0.34)%	(0.69)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$18,853	$31,970	$102,760	$62,820	$179,162
Portfolio turnover rate(b)	459%	291%	436%	573%	819%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
80

ProFund VP Small-Cap Growth

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.1 For the year ended December 31, 2008, the Fund had a total return of –34.03%, compared to a total return of –32.84%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization-weighted Index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Panera Bread Co (+45.84%), Watson Wyatt Worldwide Inc Class A (+3.04%), and Landstar System Inc (–8.83%), while the bottom three performers in this group were Curtiss-Wright Corp (–33.49%), Immucor Inc ( –21.380%), and Teledyne Technologies Inc (–16.46%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Growth	5/1/2002	–34.03%	–0.79%	0.06%	1.73%	1.63%

S&P SmallCap 600/Citigroup Growth Index[4]	5/1/2002	–32.84%	0.91%	2.18%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Landstar System, Inc.	1.2%
Watson Wyatt Worldwide,
Inc.—Class A	1.2%
Immucor, Inc.	1.2%
Magellan Health Services, Inc.	1.0%
Teledyne Technologies, Inc.	1.0%

S&P SmallCap 600/Citigroup Growth
Index - Composition
% of Index

Consumer Non-Cyclical	26%
Industrial	21%
Consumer Cyclical	16%
Financial	11%
Technology	11%
Energy	7%
Communications	6%
Basic Materials	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2008

Common Stocks (100.1%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	2,592	$28,071
AAR Corp.* (Aerospace/Defense)	6,048	111,344
Aaron Rents, Inc. (Commercial Services)	5,616	149,498
Abaxis, Inc.* (Healthcare-Products)	3,456	55,400
Actel Corp.* (Semiconductors)	1,728	20,252
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,776	147,899
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,456	120,649
Air Methods Corp.* (Healthcare-Services)	1,728	27,631
AMCOL International Corp. (Mining)	2,160	45,252
Amedisys, Inc.* (Healthcare-Services)	4,320	178,589
American Medical Systems Holdings, Inc.* (Healthcare-Products)	5,616	50,488
American Physicians Capital, Inc. (Insurance)	864	41,558
Amerisafe, Inc.* (Insurance)	2,592	53,214
AMN Healthcare Services, Inc.* (Commercial Services)	3,456	29,238
AmSurg Corp.* (Healthcare-Services)	4,752	110,912
Anixter International, Inc.* (Telecommunications)	2,592	78,071
Applied Signal Technology, Inc. (Telecommunications)	1,296	23,250
Arbitron, Inc. (Commercial Services)	1,728	22,948
ArQule, Inc.* (Biotechnology)	1,296	5,469
Arris Group, Inc.* (Telecommunications)	12,528	99,598
ArthroCare Corp.* (Healthcare-Products)	4,320	20,606
Astec Industries, Inc.* (Machinery-Construction & Mining)	3,024	94,742
ATC Technology Corp.* (Auto Parts & Equipment)	1,296	18,960
ATMI, Inc.* (Semiconductors)	5,184	79,989
Atwood Oceanics, Inc.* (Oil & Gas)	5,184	79,212
Axsys Technologies, Inc.* (Electronics)	1,296	71,099
Balchem Corp. (Chemicals)	3,024	75,328
Bankrate, Inc.* (Commercial Services)	2,160	82,080
Basic Energy Services, Inc.* (Oil & Gas Services)	3,456	45,066
Bel Fuse, Inc.—Class B (Electronics)	1,728	36,634
Benchmark Electronics, Inc.* (Electronics)	5,616	71,716
Blackbaud, Inc. (Software)	6,912	93,312
Blue Coat Systems, Inc.* (Internet)	2,592	21,773
Blue Nile, Inc.* (Internet)	1,296	31,739
Boston Beer Co., Inc.—Class A* (Beverages)	1,728	49,075
Brady Corp.—Class A (Electronics)	5,184	124,157
Bristow Group, Inc.* (Transportation)	2,160	57,866
Brooks Automation, Inc.* (Semiconductors)	4,752	27,609
Brush Engineered Materials, Inc.* (Mining)	3,024	38,465
Buffalo Wild Wings, Inc.* (Retail)	1,296	33,242
Cabot Microelectronics Corp.* (Chemicals)	1,728	45,049
CACI International, Inc.—Class A* (Computers)	4,752	214,268
Cal-Maine Foods, Inc. (Food)	864	24,797
Calgon Carbon Corp.* (Environmental Control)	3,024	46,449
California Pizza Kitchen, Inc.* (Retail)	1,728	18,524
Cambrex Corp.* (Biotechnology)	3,024	13,971
Capella Education Co.* (Commercial Services)	2,160	126,922
CARBO Ceramics, Inc. (Oil & Gas Services)	3,024	107,443
Carter’s, Inc.* (Apparel)	8,640	166,406
Cascade Bancorp (Banks)	4,320	29,160
Cascade Corp. (Machinery-Diversified)	864	25,799
Casey’s General Stores, Inc. (Retail)	4,752	108,203
Cash America International, Inc. (Retail)	2,592	70,891
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	6,048	147,269
Catapult Communications Corp.* (Computers)	432	2,838
CEC Entertainment, Inc.* (Retail)	3,456	83,808
Ceradyne, Inc.* (Miscellaneous Manufacturing)	4,320	87,739
Chattem, Inc.* (Cosmetics/Personal Care)	3,024	216,307
Chemed Corp. (Commercial Services)	3,456	137,445
CIRCOR International, Inc. (Metal Fabricate/Hardware)	864	23,760
CKE Restaurants, Inc. (Retail)	5,184	44,997
Clarcor, Inc. (Miscellaneous Manufacturing)	4,320	143,338
Clearwater Paper Corp.* (Forest Products & Paper)	864	7,249
Cognex Corp. (Machinery-Diversified)	3,024	44,755
Cohu, Inc. (Semiconductors)	2,160	26,244
Coinstar, Inc.* (Commercial Services)	4,320	84,283
Comtech Telecommunications Corp.* (Telecommunications)	3,888	178,148
Concur Technologies, Inc.* (Software)	6,480	212,674
CONMED Corp.* (Healthcare-Products)	1,728	41,368
Cooper Cos., Inc. (Healthcare-Products)	3,456	56,678
CorVel Corp.* (Commercial Services)	864	18,991
Cracker Barrel Old Country Store, Inc. (Retail)	3,456	71,159
Crocs, Inc.* (Apparel)	12,960	16,070
CryoLife, Inc.* (Biotechnology)	1,296	12,584
CSG Systems International, Inc.* (Software)	3,024	52,829
Cubic Corp. (Electronics)	1,296	35,251
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	9,072	219,179

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2008

Common Stocks, continued
	Shares	Value

Curtiss-Wright Corp. (Aerospace/Defense)	6,912	$230,792
Cyberonics, Inc.* (Healthcare-Products)	1,296	21,475
CyberSource Corp.* (Internet)	10,800	129,492
Cymer, Inc.* (Electronics)	4,752	104,116
Daktronics, Inc. (Electronics)	5,184	48,522
Darling International, Inc.* (Environmental Control)	12,960	71,150
DealerTrack Holdings, Inc.* (Internet)	6,048	71,911
Deckers Outdoor Corp.* (Apparel)	2,160	172,519
Deltic Timber Corp. (Forest Products & Paper)	1,728	79,056
Diamond Foods, Inc. (Food)	2,592	52,229
Digi International, Inc.* (Software)	2,592	21,021
Diodes, Inc.* (Semiconductors)	5,184	31,415
Dionex Corp.* (Electronics)	3,024	135,626
Dress Barn, Inc.* (Retail)	6,912	74,235
Drew Industries, Inc.* (Building Materials)	3,024	36,288
Drill-Quip, Inc.* (Oil & Gas Services)	4,752	97,463
Eagle Materials, Inc.—Class A (Building Materials)	6,912	127,250
East West Bancorp, Inc. (Banks)	9,936	158,678
Eclipsys Corp.* (Software)	3,024	42,911
El Paso Electric Co.* (Electric)	3,024	54,704
Electro Scientific Industries, Inc.* (Electronics)	4,320	29,333
EMS Technologies, Inc.* (Telecommunications)	864	22,352
Enzo Biochem, Inc.* (Biotechnology)	1,296	6,337
Epicor Software Corp.* (Software)	9,504	45,619
EPIQ Systems, Inc.* (Software)	5,616	93,843
Esterline Technologies Corp.* (Aerospace/Defense)	2,160	81,842
Exar Corp.* (Semiconductors)	3,024	20,170
FARO Technologies, Inc.* (Electronics)	2,592	43,701
FEI Co.* (Electronics)	2,160	40,738
First BanCorp (Banks)	6,480	72,187
First Cash Financial Services, Inc.* (Retail)	3,888	74,105
First Financial Bankshares, Inc. (Banks)	1,728	95,403
Forrester Research, Inc.* (Commercial Services)	1,296	36,560
Forward Air Corp. (Transportation)	4,752	115,331
Fossil, Inc.* (Household Products/Wares)	6,912	115,430
Gardner Denver, Inc.* (Machinery-Diversified)	8,208	191,575
General Communication, Inc.—Class A* (Telecommunications)	3,024	24,464
Genesco, Inc. (Retail)	1,728	29,238
Gentiva Health Services, Inc.* (Healthcare-Services)	2,160	63,202
Glacier Bancorp, Inc. (Banks)	5,184	98,600
Greatbatch, Inc.* (Electrical Components & Equipment)	1,728	45,723
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,592	100,310
Greenhill & Co., Inc. (Diversified Financial Services)	3,024	210,984
Haemonetics Corp.* (Healthcare-Products)	2,160	122,040
Hancock Holding Co. (Banks)	1,728	78,555
Hanmi Financial Corp. (Banks)	2,592	5,340
Headwaters, Inc.* (Energy-Alternate Sources)	6,480	43,740
Healthcare Services Group, Inc. (Commercial Services)	3,024	48,172
HealthSpring, Inc.* (Healthcare-Services)	4,320	86,270
Healthways, Inc.* (Healthcare-Services)	5,184	59,512
Heartland Express, Inc. (Transportation)	8,640	136,166
Heartland Payment Systems, Inc. (Commercial Services)	3,888	68,040
Heidrick & Struggles International, Inc. (Commercial Services)	1,728	37,221
Hibbett Sports, Inc.* (Retail)	4,320	67,867
Hittite Microwave Corp.* (Semiconductors)	3,024	89,087
HMS Holdings Corp.* (Commercial Services)	2,160	68,083
Holly Corp. (Oil & Gas)	4,752	86,629
Home Bancshares, Inc. (Banks)	1,296	34,927
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,456	56,471
Hot Topic, Inc.* (Retail)	4,320	40,046
HSN, Inc.* (Retail)	6,048	43,969
Hub Group, Inc.—Class A* (Transportation)	3,024	80,227
Iconix Brand Group, Inc.* (Apparel)	4,752	46,475
ICU Medical, Inc.* (Healthcare-Products)	2,160	71,582
II-VI, Inc.* (Electronics)	3,888	74,222
Immucor, Inc.* (Healthcare-Products)	11,232	298,547
Independent Bank Corp. (Banks)	864	22,602
Infinity Property & Casualty Corp. (Insurance)	1,296	60,562
Informatica Corp.* (Software)	5,616	77,108
Infospace, Inc. (Internet)	5,616	42,401
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,728	34,024
Integra LifeSciences Holdings* (Biotechnology)	3,024	107,564
Integral Systems, Inc.* (Computers)	2,592	31,234
Intermec, Inc.* (Machinery-Diversified)	2,160	28,685
Interval Leisure Group, Inc.* (Leisure Time)	3,024	16,299
Interwoven, Inc.* (Internet)	2,160	27,216
Intevac, Inc.* (Machinery-Diversified)	3,456	17,522
inVentiv Health, Inc.* (Advertising)	5,184	59,823
Investment Technology Group, Inc.* (Diversified Financial Services)	3,888	88,335
ION Geophysical Corp.* (Oil & Gas Services)	13,824	47,416
Itron, Inc.* (Electronics)	2,592	165,214
J & J Snack Foods Corp. (Food)	864	31,000
j2 Global Communications, Inc.* (Internet)	6,912	138,516
Jack in the Box, Inc.* (Retail)	5,616	124,057
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,592	53,473
Jos. A. Bank Clothiers, Inc.* (Retail)	3,024	79,078
K-Swiss, Inc.—Class A (Apparel)	4,320	49,248
Kaydon Corp. (Metal Fabricate/Hardware)	3,024	103,874
Kendle International, Inc.* (Commercial Services)	1,296	33,333
Kensey Nash Corp.* (Healthcare-Products)	864	16,770
Kirby Corp.* (Transportation)	5,184	141,834
Knight Transportation, Inc. (Transportation)	9,072	146,241
Kopin Corp.* (Semiconductors)	3,456	7,050
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,208	13,954
LaBranche & Co., Inc.* (Diversified Financial Services)	3,024	14,485
Laclede Group, Inc. (Gas)	1,728	80,940
Landauer, Inc. (Commercial Services)	864	63,331
Landstar System, Inc. (Transportation)	8,208	315,433
LaSalle Hotel Properties (REIT)	3,456	38,189
LCA-Vision, Inc. (Healthcare-Products)	3,024	12,429
LHC Group, Inc.* (Healthcare-Services)	2,160	77,760
Lindsay Manufacturing Co. (Machinery-Diversified)	864	27,467
Littelfuse, Inc.* (Electrical Components & Equipment)	1,728	28,685
LoJack Corp.* (Electronics)	1,728	7,119
Lufkin Industries, Inc. (Oil & Gas Services)	2,160	74,520
Magellan Health Services, Inc.* (Healthcare-Services)	6,480	253,757
Maidenform Brands, Inc.* (Apparel)	3,024	30,694
Manhattan Associates, Inc.* (Computers)	2,160	34,150
Mannatech, Inc. (Pharmaceuticals)	2,592	6,350
Martek Biosciences Corp. (Biotechnology)	5,184	157,127
Medical Properties Trust, Inc. (REIT)	5,616	35,437
Mentor Corp. (Healthcare-Products)	3,024	93,532
Meridian Bioscience, Inc. (Healthcare-Products)	6,480	165,046
Merit Medical Systems, Inc.* (Healthcare-Products)	2,592	46,475
Meritage Homes Corp.* (Home Builders)	4,752	57,832
Micrel, Inc. (Semiconductors)	7,344	53,685
Micros Systems, Inc.* (Computers)	12,528	204,457
Microsemi Corp.* (Semiconductors)	6,048	76,447
MKS Instruments, Inc.* (Semiconductors)	7,776	115,007
Mobile Mini, Inc.* (Storage/Warehousing)	3,024	43,606
Molina Healthcare, Inc.* (Healthcare-Services)	2,160	38,038
Monarch Casino & Resort, Inc.* (Lodging)	1,728	20,131
Moog, Inc.—Class A* (Aerospace/Defense)	3,456	126,386
MTS Systems Corp. (Computers)	1,296	34,525
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,616	140,849

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2008

Common Stocks, continued
	Shares	Value

MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,296	$34,940
Nara Bancorp, Inc. (Banks)	3,456	33,972
NATCO Group, Inc.—Class A* (Oil & Gas Services)	3,024	45,904
Natus Medical, Inc.* (Healthcare-Products)	4,320	55,944
NETGEAR, Inc.* (Telecommunications)	5,616	64,079
NewMarket Corp. (Chemicals)	1,296	45,243
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,728	19,008
Nutri/System, Inc. (Commercial Services)	4,752	69,332
Odyssey Healthcare, Inc.* (Healthcare-Services)	2,160	19,980
Oil States International, Inc.* (Oil & Gas Services)	7,776	145,333
Old Dominion Freight Line, Inc.* (Transportation)	4,320	122,947
Olympic Steel, Inc. (Iron/Steel)	864	17,600
Omnicell, Inc.* (Software)	2,592	31,648
optionsXpress Holdings, Inc. (Diversified Financial Services)	6,480	86,573
Orbital Sciences Corp.* (Aerospace/Defense)	9,072	177,176
P.F. Chang’s China Bistro, Inc.* (Retail)	3,888	81,415
Palomar Medical Technologies, Inc.* (Healthcare-Products)	3,024	34,867
Panera Bread Co.—Class A* (Retail)	4,752	248,244
Papa John’s International, Inc.* (Retail)	3,456	63,694
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,160	28,966
PAREXEL International Corp.* (Commercial Services)	3,456	33,558
Park Electrochemical Corp. (Electronics)	3,024	57,335
PC-Tel, Inc. (Internet)	864	5,676
Pediatrix Medical Group, Inc.* (Healthcare-Services)	7,344	232,805
Peet’s Coffee & Tea, Inc.* (Beverages)	864	20,088
Penn Virginia Corp. (Oil & Gas)	6,480	168,350
Perficient, Inc.* (Internet)	5,184	24,780
Pericom Semiconductor Corp.* (Semiconductors)	3,888	21,306
PetMed Express, Inc.* (Pharmaceuticals)	3,888	68,545
Petroleum Development* (Oil & Gas)	2,160	51,991
PetroQuest Energy, Inc.* (Oil & Gas)	6,912	46,725
PharMerica Corp.* (Pharmaceuticals)	2,592	40,617
Phase Forward, Inc.* (Software)	2,160	27,043
Phoenix Technologies, Ltd.* (Software)	1,296	4,536
Piedmont Natural Gas Co., Inc. (Gas)	5,184	164,177
Pinnacle Entertainment, Inc.* (Entertainment)	5,184	39,813
Pioneer Drilling Co.* (Oil & Gas)	7,776	43,312
Plexus Corp.* (Electronics)	6,048	102,514
Polaris Industries, Inc. (Leisure Time)	3,024	86,638
Pool Corp. (Distribution/Wholesale)	7,344	131,972
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,592	87,713
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,296	48,328
PrivateBancorp, Inc. (Banks)	4,320	140,227
ProAssurance Corp.* (Insurance)	3,024	159,607
Progress Software Corp.* (Software)	3,024	58,242
Prosperity Bancshares, Inc. (Banks)	3,024	89,480
PSS World Medical, Inc.* (Healthcare-Products)	5,184	97,563
Quality Systems, Inc. (Software)	3,024	131,907
Radiant Systems, Inc.* (Computers)	2,592	8,735
RC2 Corp.* (Toys/Games/Hobbies)	1,296	13,828
Regal-Beloit Corp. (Hand/Machine Tools)	3,024	114,882
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,888	71,384
Res-Care, Inc.* (Healthcare-Services)	2,160	32,443
RLI Corp. (Insurance)	1,728	105,684
Rogers Corp.* (Electronics)	1,728	47,987
RTI International Metals, Inc.* (Mining)	1,728	24,728
Ruth’s Hospitality Group, Inc.* (Retail)	3,024	4,173
S&T Bancorp, Inc. (Banks)	864	30,672
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	7,344	64,848
Sanderson Farms, Inc. (Food)	1,296	44,790
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,160	12,506
ScanSource, Inc.* (Distribution/Wholesale)	2,592	49,948
SEACOR SMIT, Inc.* (Oil & Gas Services)	3,024	201,550
Selective Insurance Group, Inc. (Insurance)	4,320	99,058
Shuffle Master, Inc.* (Entertainment)	8,640	42,854
Signature Bank* (Banks)	5,616	161,123
Simpson Manufacturing Co., Inc. (Building Materials)	6,048	167,892
SkyWest, Inc. (Airlines)	9,072	168,739
Skyworks Solutions, Inc.* (Semiconductors)	10,368	57,439
Smith Micro Software, Inc.* (Software)	4,320	24,019
Sonic Corp.* (Retail)	3,888	47,317
Sonic Solutions* (Electronics)	2,592	4,562
Spartan Stores, Inc. (Food)	3,456	80,352
SPSS, Inc.* (Software)	1,296	34,940
St. Mary Land & Exploration Co. (Oil & Gas)	9,936	201,800
Stamps.com, Inc.* (Internet)	2,160	21,233
Standard Microsystems Corp.* (Semiconductors)	1,728	28,236
Stifel Financial Corp.* (Diversified Financial Services)	3,888	178,265
Stratasys, Inc.* (Computers)	3,024	32,508
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	864	5,158
Superior Well Services, Inc.* (Oil & Gas Services)	2,592	25,920
Supertex, Inc.* (Semiconductors)	1,296	31,117
SurModics, Inc.* (Healthcare-Products)	2,592	65,500
Swift Energy Co.* (Oil & Gas)	4,752	79,881
SWS Group, Inc. (Diversified Financial Services)	2,160	40,932
Sykes Enterprises, Inc.* (Computers)	5,184	99,118
Symmetricom, Inc.* (Telecommunications)	2,592	10,238
Symmetry Medical, Inc.* (Healthcare-Products)	5,616	44,760
Synaptics, Inc.* (Computers)	5,184	85,847
Take-Two Interactive Software, Inc. (Software)	4,320	32,659
Taleo Corp.—Class A* (Software)	2,160	16,913
Tekelec* (Telecommunications)	4,320	57,629
Teledyne Technologies, Inc.* (Aerospace/Defense)	5,616	250,193
Tetra Tech, Inc.* (Environmental Control)	3,024	73,030
TETRA Technologies, Inc.* (Oil & Gas Services)	11,664	56,687
Texas Roadhouse, Inc.—Class A* (Retail)	3,888	30,132
The Buckle, Inc. (Retail)	1,728	37,705
The Children’s Place Retail Stores, Inc.* (Retail)	3,888	84,292
The Geo Group, Inc.* (Commercial Services)	8,208	147,990
The Gymboree Corp.* (Apparel)	4,752	123,980
The Hain Celestial Group, Inc.* (Food)	3,024	57,728
The Knot, Inc.* (Internet)	4,320	35,942
The Navigators Group, Inc.* (Insurance)	864	47,442
Ticketmaster Entertainment, Inc.* (Commercial Services)	3,456	22,188
Tollgrade Communications, Inc.* (Telecommunications)	432	2,065
Tompkins Financial Corp. (Banks)	432	25,034
Toro Co. (Housewares)	5,616	185,328
Tower Group, Inc. (Insurance)	1,296	36,560
Tractor Supply Co.* (Retail)	5,184	187,350
TradeStation Group, Inc.* (Diversified Financial Services)	5,184	33,437
TreeHouse Foods, Inc.* (Food)	2,592	70,606
True Religion Apparel, Inc.* (Apparel)	3,024	37,619
TrueBlue, Inc.* (Commercial Services)	3,888	37,208
TTM Technologies, Inc.* (Electronics)	6,912	36,012
Tyler Technologies, Inc.* (Computers)	4,752	56,929
UCBH Holdings, Inc. (Banks)	9,072	62,415
Ultratech Stepper, Inc.* (Semiconductors)	1,296	15,500
UniFirst Corp. (Textiles)	864	25,652
United Community Banks, Inc. (Banks)	3,456	46,932
United Natural Foods, Inc.* (Food)	4,320	76,982
United Online, Inc. (Internet)	12,960	78,667
United Stationers, Inc.* (Distribution/Wholesale)	1,728	57,871
Universal Electronics, Inc.* (Home Furnishings)	1,296	21,021
Universal Technical Institute, Inc.* (Commercial Services)	3,456	59,340

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2008

Common Stocks, continued
	Shares	Value

Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,296	$79,523
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	11,232	203,524
Viad Corp. (Commercial Services)	3,024	74,814
ViaSat, Inc.* (Telecommunications)	4,320	104,026
ViroPharma, Inc.* (Pharmaceuticals)	12,528	163,115
Volcom, Inc.* (Apparel)	2,592	28,253
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	6,480	309,874
WD-40 Co. (Household Products/Wares)	1,296	36,664
Websense, Inc.* (Internet)	6,912	103,473
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,456	130,533
Wilshire Bancorp, Inc. (Banks)	3,024	27,458
Winnebago Industries, Inc. (Home Builders)	2,592	15,630
WMS Industries, Inc.* (Leisure Time)	7,776	209,174
Wolverine World Wide, Inc. (Apparel)	4,320	90,893
World Acceptance Corp.* (Diversified Financial Services)	2,592	51,218
World Fuel Services Corp. (Retail)	3,024	111,888
Wright Express Corp.* (Commercial Services)	6,048	76,205
Zenith National Insurance Corp. (Insurance)	3,456	109,106
Zep, Inc. (Chemicals)	1,728	33,368
Zoll Medical Corp.* (Healthcare-Products)	1,728	32,642
Zumiez, Inc.* (Retail)	3,024	22,529

TOTAL COMMON STOCKS
(Cost $20,600,774)		25,433,883

TOTAL INVESTMENT SECURITIES
(Cost $20,600,774)—100.1%		25,433,883
Net other assets (liabilities)—(0.1)%		(15,768)

NET ASSETS—100.0%		$25,418,115

*	Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.2%
Aerospace/Defense	3.8%
Airlines	0.7%
Apparel	3.1%
Auto Parts & Equipment	0.1%
Banks	4.7%
Beverages	0.7%
Biotechnology	1.6%
Building Materials	1.3%
Chemicals	0.8%
Commercial Services	7.3%
Computers	2.9%
Cosmetics/Personal Care	0.9%
Distribution/Wholesale	1.0%
Diversified Financial Services	3.0%
Electric	0.2%
Electrical Components & Equipment	0.3%
Electronics	4.8%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.1%
Entertainment	0.4%
Environmental Control	0.8%
Food	1.7%
Forest Products & Paper	0.3%
Gas	0.9%
Hand/Machine Tools	0.5%
Healthcare-Products	6.3%
Healthcare-Services	4.5%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Housewares	0.7%
Insurance	2.7%
Internet	2.8%
Iron/Steel	0.1%
Leisure Time	1.2%
Lodging	0.1%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	1.4%
Metal Fabricate/Hardware	1.5%
Mining	0.5%
Miscellaneous Manufacturing	2.0%
Oil & Gas	3.0%
Oil & Gas Services	3.6%
Pharmaceuticals	3.1%
REIT	0.3%
Retail	7.4%
Semiconductors	3.7%
Software	3.9%
Storage/Warehousing	0.2%
Telecommunications	2.6%
Textiles	0.1%
Toys/Games/Hobbies	0.3%
Transportation	4.4%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$20,600,774

Securities, at value	25,433,883

Total Investment Securities, at value	25,433,883
Dividends receivable	11,759
Receivable for capital shares issued	653
Receivable for investments sold	4,905,401
Prepaid expenses	54

Total Assets	30,351,750

Liabilities:
Cash overdraft	82,551
Payable for investments purchased	350,055
Payable for capital shares redeemed	4,449,565
Advisory fees payable	2,614
Management services fees payable	348
Administration fees payable	886
Administrative services fees payable	7,144
Distribution fees payable	5,941
Trustee fees payable	113
Transfer agency fees payable	4,468
Fund accounting fees payable	1,886
Compliance services fees payable	544
Other accrued expenses	27,520

Total Liabilities	4,933,635

Net Assets	$25,418,115

Net Assets consist of:
Capital	$31,537,221
Accumulated net realized gains (losses)
on investments	(10,952,215)
Net unrealized appreciation (depreciation)
on investments	4,833,109

Net Assets	$25,418,115

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,371,366

Net Asset Value (offering and redemption price
per share)	$18.53

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$210,415
Interest	968

Total Investment Income	211,383

Expenses:
Advisory fees	271,647
Management services fees	41,839
Administration fees	12,933
Transfer agency fees	17,382
Administrative services fees	120,454
Distribution fees	90,549
Custody fees	50,569
Fund accounting fees	25,647
Trustee fees	567
Compliance services fees	689
Other fees	34,059

Total Gross Expenses before reductions	666,335
Less Expenses reduced by the Advisor	(75,885)

Total Net Expenses	590,450

Net Investment Income (Loss)	(379,067)

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities.	(6,075,295)
Change in net unrealized appreciation/depreciation
on investments	(8,536,858)

Net Realized and Unrealized Gains (Losses)
on Investments	(14,612,153)

Change in Net Assets Resulting from Operations	$(14,991,220)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(379,067)	$(965,741)
Net realized gains (losses) on investments	(6,075,295)	4,396,163
Change in net unrealized appreciation/depreciation on investments	(8,536,858)	(5,126,761)

Change in net assets resulting from operations	(14,991,220)	(1,696,339)

Distributions to Shareholders From:
Net realized gains on investments	(633,201)	(11,842,921)

Change in net assets resulting from distributions	(633,201)	(11,842,921)

Capital Transactions:
Proceeds from shares issued	137,563,748	356,897,440
Dividends reinvested	633,201	11,842,921
Value of shares redeemed	(136,653,158)	(397,181,770)

Change in net assets resulting from capital transactions	1,543,791	(28,441,409)

Change in net assets	(14,080,630)	(41,980,669)
Net Assets:
Beginning of period	39,498,745	81,479,414

End of period	$25,418,115	$39,498,745

Share Transactions:
Issued	5,667,282	10,681,112
Reinvested	23,813	403,507
Redeemed	(5,711,641)	(12,197,570)

Change in shares	(20,546)	(1,112,951)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	Year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec.31, 2004

Net Asset Value, Beginning of Period	$28.38	$32.53	$38.80	$36.08	$31.35

Investment Activities:
Net investment income (loss)(a)	(0.26)	(0.42)	(0.51)	(0.38)	(0.44)
Net realized and unrealized gains (losses) on investments	(9.31)	1.93 (b)	3.31	3.10	6.57

Total income (loss) from investment activities	(9.57)	1.51	2.80	2.72	6.13

Distributions to Shareholders From:
Net realized gains on investments	(0.28)	(5.66)	(9.07)	—	(1.40)

Net Asset Value, End of Period	$18.53	$28.38	$32.53	$38.80	$36.08

Total Return	(34.03)%	4.06%	8.65%	7.54%	19.80%
Ratios to Average Net Assets:
Gross expenses	1.84%	1.73%	1.79%	1.85%	1.90%
Net expenses	1.63%	1.67%	1.77%	1.85%	1.90%
Net investment income (loss)	(1.05)%	(1.26)%	(1.31)%	(1.03)%	(1.32)%
Supplemental Data:
Net assets, end of period (000’s)	$25,418	$39,499	$81,479	$186,934	$210,984
Portfolio turnover rate(c)	398%	454%	472%	585%	979%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Asia 30

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2008, the Fund had a total return of –50.82%, compared to a return of –51.24%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Chunghwa Telecom Co Ltd (–10.58%), Taiwan Semiconductor Manufacturing Co Ltd (–20.28%), and BHP Billiton Ltd (–38.75%), while the bottom three performers in this group were China Petroleum & Chemical Corp (–53.31%), POSCO (–49.97%), and PetroChina Co Ltd (–49.29%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 (inception date) to December 31, 2008, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Asia Pacific Free Excluding Japan Index may differ significantly.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Asia 30	5/1/2002	–50.82%	3.76%	6.84%	1.65%	1.63%

ProFunds Asia 30 Index	5/1/2002	–51.24%	3.08%	6.87%	N/A	N/A
MSCI AC Asia Pacific Free Excluding Japan Index	5/1/2002	–51.68%	5.78%	8.41%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Co., Ltd.	12.0%
China Mobile, Ltd.	11.3%
China Life Insurance Co., Ltd.	6.4%
BHP Billiton, Ltd.	4.9%
China Petroleum and
Chemical Corp.	4.7%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Communications	29%
Energy	24%
Financial	15%
Basic Materials	11%
Industrial	9%
Technology	9%
Consumer Non-Cyclical	3%

Country Breakdown

China	48%
Hong Kong	16%
Taiwan	10%
South Korea	10%
India	9%
Australia	5%
Singapore	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2008

Common Stocks† (99.5%)
	Shares	Value

Aluminum Corp. of China, Ltd. (Mining)	95,718	$1,293,150
AU Optronics Corp. (Electronics)	164,353	1,262,231
Baidu.com, Inc.* (Internet)	8,162	1,065,712
BHP Billiton, Ltd. (Mining)	64,554	2,769,367
Canadian Solar, Inc.* (Energy-Alternate Sources)	97,573	630,322
China Life Insurance Co., Ltd. (Insurance)	78,652	3,649,453
China Mobile, Ltd. (Telecommunications)	126,511	6,433,084
China Petroleum and Chemical Corp. (Oil & Gas)	43,036	2,659,194
Chunghwa Telecom Co., Ltd. (Telecommunications)	122,397	1,909,393
CNOOC, Ltd. (Oil & Gas)	27,825	2,650,053
Ctrip.com International, Ltd. (Internet)	44,520	1,059,576
Flextronics International, Ltd.* (Electronics)	321,657	823,442
Focus Media Holding, Ltd.* (Advertising)	87,927	799,256
HDFC Bank, Ltd. (Banks)	25,970	1,853,739
ICICI Bank, Ltd. (Banks)	79,765	1,535,476
Infosys Technologies, Ltd. (Software)	73,458	1,804,863
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	181,419	792,801
KB Financial Group, Inc.* (Banks)	53,053	1,389,989
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	76,055	997,842
New Oriental Education & Technology Group, Inc.* (Commercial Services)	31,535	1,731,587
PetroChina Co., Ltd. (Oil & Gas)	77,168	6,866,409
POSCO (Iron/Steel)	30,051	2,261,338
SINA Corp.* (Internet)	46,746	1,082,170
SK Telecom Co., Ltd. (Telecommunications)	119,462	2,171,819
Sohu.com, Inc.* (Internet)	30,051	1,422,614
Solarfun Power Holdings Co., Ltd.* (Energy-Alternate Sources)	169,918	851,289
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	76,055	889,844
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	318,318	2,514,712
Trina Solar, Ltd.* (Energy-Alternate Sources)	77,539	720,337
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	146,174	891,661

TOTAL COMMON STOCKS
(Cost $49,570,342)		56,782,723

Repurchase Agreements (1.3%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $173,000 (Collateralized by $180,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $180,924)	$173,000	173,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $219,000 (Collateralized by $213,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $223,973)	219,000	219,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $362,000 (Collateralized by $345,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $372,914)	362,000	362,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $6,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	6,000	6,000

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2008

Repurchase Agreements, continued
Value

TOTAL REPURCHASE AGREEMENTS
(Cost $760,000)	$760,000

TOTAL INVESTMENT SECURITIES
(Cost $50,330,342)—100.8%	57,542,723
Net other assets (liabilities)—(0.8)%	(471,991)

NET ASSETS—100.0%	$57,070,732

†	As of December 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	1.4%
Banks	8.3%
Commercial Services	3.0%
Electronics	3.6%
Energy-Alternate Sources	10.2%
Insurance	6.4%
Internet	8.2%
Iron/Steel	4.0%
Mining	7.1%
Oil & Gas	21.3%
Semiconductors	4.4%
Software	3.2%
Telecommunications	18.4%
Other**	0.5%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of December 31, 2008:

Australia	4.8%
China	48.2%
Hong Kong	15.9%
India	9.1%
South Korea	10.2%
Singapore	1.4%
Taiwan	9.9%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30

Statement of Assets and Liabilities
December 31, 2008

Assets :
Total Investment Securities, at cost	$50,330,342

Securities, at value	56,782,723
Repurchase agreements, at value	760,000

Total Investment Securities, at value	57,542,723
Cash	536
Dividends and interest receivable	118,385
Receivable for capital shares issued	314,892
Prepaid expenses	225

Total Assets	57,976,761

Liabilities:
Payable for investments purchased	765,663
Payable for capital shares redeemed	372
Advisory fees payable	26,409
Management services fees payable	3,521
Administration fees payable	1,894
Administrative services fees payable	15,702
Distribution fees payable	16,611
Trustee fees payable	238
Transfer agency fees payable	8,187
Fund accounting fees payable	3,988
Compliance services fees payable	1,150
Other accrued expenses	62,294

Total Liabilities	906,029

Net Assets	$57,070,732

Net Assets consist of:
Capital	$46,365,088
Accumulated net investment income (loss)	869,798
Accumulated net realized gains (losses) on investments	2,623,465
Net unrealized appreciation (depreciation) on investments	7,212,381

Net Assets	$57,070,732

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,450,228

Net Asset Value (offering and redemption price per share)	$39.35

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$3,014,840
Interest	16,225
Foreign tax withholding	(282,459)

Total Investment Income	2,748,606

Expenses:
Advisory fees	864,481
Management services fees	141,222
Administration fees	39,551
Transfer agency fees	51,482
Administrative services fees	352,869
Distribution fees	288,160
Custody fees	22,157
Fund accounting fees	69,725
Trustee fees	2,145
Compliance services fees	2,916
Other fees	109,226

Total Gross Expenses before reductions	1,943,934
Less Expenses reduced by the Advisor	(65,126)

Total Net Expenses	1,878,808

Net Investment Income (Loss)	869,798

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	18,429,578
Net realized gains (losses) on futures contracts	(293,978)
Change in net unrealized appreciation/depreciation on investments	(99,930,087)

Net Realized and Unrealized Gains (Losses) on Investments	(81,794,487)

Change in Net Assets Resulting from Operations	$(80,924,689)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$869,798	$779,107
Net realized gains (losses) on investments	18,135,600	2,800,445
Change in net unrealized appreciation/depreciation on investments	(99,930,087)	57,098,613

Change in net assets resulting from operations	(80,924,689)	60,678,165

Distributions to Shareholders From:
Net investment income	(779,107)	(138,700)
Net realized gains on investments	(9,641,426)	—

Change in net assets resulting from distributions	(10,420,533)	(138,700)

Capital Transactions:
Proceeds from shares issued	233,568,793	472,362,242
Dividends reinvested	10,420,533	138,700
Value of shares redeemed	(352,847,624)	(457,943,272)

Change in net assets resulting from capital transactions	(108,858,298)	14,557,670

Change in net assets	(200,203,520)	75,097,135
Net Assets:
Beginning of period	257,274,252	182,177,117

End of period	$57,070,732	$257,274,252

Accumulated net investment income (loss)	$869,798	$779,107

Share Transactions:
Issued	3,425,975	5,994,880
Reinvested	184,043	1,791
Redeemed	(4,987,885)	(6,125,475)

Change in shares	(1,377,867)	(128,804)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the		For the	For the
	year ended	year ended	year ended		year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006		Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$90.97	$61.61	$44.47		$37.30	$38.76

Investment Activities:
Net investment income (loss)(a)	0.52	0.32	0.07		0.40	0.11
Net realized and unrealized gains (losses) on investments	(44.39)	29.10	17.34		6.87	(0.38)

Total income (loss) from investment activities	(43.87)	29.42	17.41		7.27	(0.27)

Distributions to Shareholders From:
Net investment income	(0.58)	(0.06)	(0.27)		(0.10)	(0.12)
Net realized gains on investments	(7.17)	—	—		—	(1.07)

Total distributions	(7.75)	(0.06)	(0.27)		(0.10)	(1.19)

Net Asset Value, End of Period	$39.35	$90.97	$61.61		$44.47	$37.30

Total Return	(50.82)%	47.74%	39.29%		19.51%	(0.54)%
Ratios to Average Net Assets:
Gross expenses	1.69%	1.65%	1.71%		1.82%	1.86%
Net expenses	1.63%	1.60%	1.68	%(b)	1.82%	1.86%
Net investment income (loss)	0.76%	0.42%	0.13%		0.97%	0.29%
Supplemental Data:
Net assets, end of period (000’s)	$57,071	$257,274	$182,177		$73,464	$41,545
Portfolio turnover rate(c)	177%	214%	161%		256%	473%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2008, the Fund had a total return of –44.00%, compared to a return of –44.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Novartis AG (–8.38%), GlaxoSmithKline PLC (–26.04%), and Sanofi-Aventis SA (–29.37%), while the bottom three performers in this group were Siemens AG (–51.86%), Vodafone Group PLC (–45.23%) and HSBC Holdings PLC (–41.86%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from October 18, 1999 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Europe 30	10/18/1999	–44.00%	–1.41%	–2.67%	1.66%	1.63%

ProFunds Europe 30 Index	10/18/1999	–44.87%	–2.26%	–3.27%	N/A	N/A

Dow Jones STOXX 50 Index	10/18/1999	–43.26%	0.90%	0.72%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Royal Dutch Shell PLC—Class A	7.5%
BP Amoco PLC	6.7%
Total Fina S.A.	6.4%
Vodafone Group PLC	6.2%
HSBC Holdings PLC	6.1%

ProFunds Europe 30 Index - Composition

Industry Breakdown	% of Index

Consumer Non-Cyclical	25%
Energy	21%
Communications	15%
Financial	14%
Industrial	11%
Technology	7%
Basic Materials	4%
Consumer Cyclical	3%

Country Breakdown

United Kingdom	30%
Netherlands	16%
Switzerland	15%
Germany	14%
France	11%
Luxembourg	6%
Finland	4%
Sweden	2%
Ireland	1%
Greece	1%

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments December 31, 2008

Common Stocks† (98.8%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	60,160	$903,002
Alcatel-Lucent* (Telecommunications)	176,720	379,948
Alcon, Inc. (Healthcare-Products)	10,340	922,225
ArcelorMittal (Iron/Steel)	28,200	693,438
ASML Holding N.V. (Semiconductors)	41,830	755,868
AstraZeneca PLC (Pharmaceuticals)	25,850	1,060,626
BP Amoco PLC (Oil & Gas)	45,120	2,108,909
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	27,730	278,687
Credit Suisse Group (Diversified Financial Services)	33,370	943,036
DaimlerChrysler AG (Auto Manufacturers)	24,440	935,563
Deutsche Bank AG (Banks)	15,510	631,102
DryShips, Inc. (Transportation)	17,390	185,377
Elan Corp. PLC* (Pharmaceuticals)	45,590	273,540
GlaxoSmithKline PLC (Pharmaceuticals)	26,320	980,946
HSBC Holdings PLC (Banks)	39,480	1,921,492
Millicom International Cellular S.A. (Telecommunications)	10,340	464,369
Nokia OYJ (Telecommunications)	82,720	1,290,432
Novartis AG (Pharmaceuticals)	20,680	1,029,037
Rio Tinto PLC (Mining)	5,170	459,665
Royal Dutch Shell PLC—Class A (Oil & Gas)	44,650	2,363,771
Sanofi-Aventis (Pharmaceuticals)	34,780	1,118,525
SAP AG (Software)	35,720	1,293,778
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	23,030	1,031,283
Siemens AG (Miscellaneous Manufacturing)	19,740	1,495,305
Telefonaktiebolaget LM Ericsson (Telecommunications)	60,160	469,850
Tenaris S.A. (Iron/Steel)	26,790	562,054
Total Fina S.A. (Oil & Gas)	36,190	2,001,307
UBS AG* (Diversified Financial Services)	60,160	860,288
Unilever N.V. (Food)	67,680	1,661,544
Vodafone Group PLC (Telecommunications)	95,410	1,950,180

TOTAL COMMON STOCKS
(Cost $29,780,551)		31,025,147

Repurchase Agreements (0.3%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $23,000 (Collateralized by $25,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $25,128)	$23,000	23,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $30,000 (Collateralized by $30,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $31,546)	30,000	30,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $48,000 (Collateralized by $47,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $49,421)	48,000	48,000

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2008

Repurchase Agreements, continued
Value

TOTAL REPURCHASE AGREEMENTS
(Cost $101,000)	$101,000

TOTAL INVESTMENT SECURITIES
(Cost $29,881,551)—99.1%	31,126,147
Net other assets (liabilities)—0.9%	280,882

NET ASSETS—100.0%	$31,407,029

†	As of December 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Auto Manufacturers	3.0%
Banks	8.1%
Diversified Financial Services	5.7%
Engineering & Construction	3.8%
Food	5.3%
Healthcare-Products	2.9%
Iron/Steel	4.0%
Mining	1.5%
Miscellaneous Manufacturing	4.7%
Oil & Gas	20.6%
Pharmaceuticals	17.6%
Semiconductors	2.4%
Software	4.1%
Telecommunications	14.5%
Transportation	0.6%
Other**	1.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of December 31, 2008:

Finland	4.1%
France	11.2%
Germany	13.8%
Greece	0.6%
Ireland	0.9%
Luxembourg	5.5%
Netherlands	16.1%
Sweden	1.5%
Switzerland	14.8%
United Kingdom	30.3%
Other**	1.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$29,881,551

Securities, at value	31,025,147
Repurchase agreements, at value	101,000

Total Investment Securities, at value	31,126,147
Cash	546
Dividends and interest receivable	81,258
Receivable for capital shares issued	282,646
Reclaims receivable	18,050
Prepaid expenses	124

Total Assets	31,508,771

Liabilities:
Payable for capital shares redeemed	8,139
Advisory fees payable	14,197
Management services fees payable	1,893
Administration fees payable	1,090
Administrative services fees payable	12,119
Distribution fees payable	11,783
Trustee fees payable	137
Transfer agency fees payable	5,409
Fund accounting fees payable	2,289
Compliance services fees payable	660
Other accrued expenses	44,026

Total Liabilities	101,742

Net Assets	$31,407,029

Net Assets consist of:
Capital	$55,591,356
Accumulated net investment income (loss)	1,427,460
Accumulated net realized gains (losses) on investments	(26,856,383)
Net unrealized appreciation (depreciation) on investments	1,244,596

Net Assets	$31,407,029

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,924,264

Net Asset Value (offering and redemption price per share)	$16.32

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,744,006
Interest	5,149
Foreign tax withholding	(223,949)

Total Investment Income	2,525,206

Expenses:
Advisory fees	505,097
Management services fees	81,315
Administration fees	23,451
Transfer agency fees	30,733
Administrative services fees	204,746
Distribution fees	168,366
Custody fees	15,422
Fund accounting fees	41,644
Trustee fees	1,200
Compliance services fees	1,874
Other fees	68,757

Total Gross Expenses before reductions	1,142,605
Less Expenses reduced by the Advisor	(44,859)

Total Net Expenses	1,097,746

Net Investment Income (Loss)	1,427,460

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,932,903
Net realized gains (losses) on futures contracts	(348,395)
Change in net unrealized appreciation/depreciation on investments	(43,990,756)

Net Realized and Unrealized Gains (Losses) on Investments	(36,406,248)

Change in Net Assets Resulting from Operations	$(34,978,788)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$1,427,460	$1,304,612
Net realized gains (losses) on investments	7,584,508	9,611,333
Change in net unrealized appreciation/depreciation on investments	(43,990,756)	3,106,070

Change in net assets resulting from operations	(34,978,788)	14,022,015

Distributions to Shareholders From:
Net investment income	(1,304,612)	(2,790,426)
Net realized gains on investments	(9,136,843)	(1,137,286)

Change in net assets resulting from distributions	(10,441,455)	(3,927,712)

Capital Transactions:
Proceeds from shares issued	129,378,880	428,613,665
Dividends reinvested	10,441,455	3,927,712
Value of shares redeemed	(194,714,538)	(470,938,634)

Change in net assets resulting from capital transactions	(54,894,203)	(38,397,257)

Change in net assets	(100,314,446)	(28,302,954)
Net Assets:
Beginning of period	131,721,475	160,024,429

End of period	$31,407,029	$131,721,475

Accumulated net investment income (loss)	$1,427,460	$1,304,612

Share Transactions:
Issued	4,195,717	12,425,191
Reinvested	453,385	113,847
Redeemed	(6,432,016)	(13,834,466)

Change in shares	(1,782,914)	(1,295,428)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$35.53	$31.99	$27.96	$28.28	$24.96

Investment Activities:
Net investment income (loss)(a)	0.60	0.31	0.64	0.13	0.03
Net realized and unrealized gains (losses) on investments	(14.76)	4.33	4.18	2.14	3.53

Total income (loss) from investment activities	(14.16)	4.64	4.82	2.27	3.56

Distributions to Shareholders From:
Net investment income	(0.63)	(0.78)	(0.12)	(0.04)	(0.03)
Net realized gains on investments	(4.42)	(0.32)	(0.67)	(2.55)	(0.21)

Total distributions	(5.05)	(1.10)	(0.79)	(2.59)	(0.24)

Net Asset Value, End of Period	$16.32	$35.53	$31.99	$27.96	$28.28

Total Return	(44.00)%	14.58%	17.51%	8.09%	14.32%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.66%	1.69%	1.76%	1.78%
Net expenses	1.63%	1.61%	1.66%	1.76%	1.78%
Net investment income (loss)	2.12%	0.88%	2.12%	0.45%	0.12%

Supplemental Data:
Net Assets, end of period (000’s)	$31,407	$131,721	$160,024	$120,469	$140,608
Portfolio turnover rate(b)	160%	280%	172%	230%	319%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP International

The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2008, the Fund had a total return of –44.40%, compared to a total return of –43.38%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Novartis AG (–9.46%), Roche Holding AG (–11.37%), and Royal Dutch Shell PLC (–14.50%), while the bottom three performers in this group were Vodafone Group PLC (–45.59%), HSBC Holdings PLC (–42.20%) and BP PLC (–37.13%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP International	8/31/2007	–44.40%	–34.50%	1.65%	1.63%

MSCI EAFE Index	8/31/2007	–43.38%	–33.00%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
101

PROFUNDS VP
ProFund VP International

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP International seeks daily investment results, before fees and expenses that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index

Financial	22%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Health Care	10%
Energy	9%
Basic Materials	8%
Utilities	8%
Communications	7%
Technology	5%

Country Breakdown

Japan	25%
United Kingdom	20%
France	11%
Other	10%
Germany	9%
Switzerland	8%
Australia	6%
Spain	5%
Italy	4%
Netherlands	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	December 31, 2008

Repurchase Agreements (96.6%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09†, dated 12/31/08, with a repurchase price of $197,000 (Collateralized by $205,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $206,052)	$197,000	$197,000
Deutsche Bank, 0.01%, 1/2/09†, dated 12/31/08, with a repurchase price of $197,000 (Collateralized by $192,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $201,892)	197,000	197,000
HSBC, 0.01%, 1/2/09†, dated 12/31/08, with a repurchase price of $197,000 (Collateralized by $189,000 of various U.S. Government Agency Obligations, 4.15%–5.13%, 9/10/10–1/13/12, market value $203,146)	197,000	197,000
UBS, 0.01%, 1/2/09†, dated 12/31/08, with a repurchase price of $195,000 (Collateralized by $205,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $207,210)	195,000	195,000
UMB, 0.01%, 1/2/09†, dated 12/31/08, with a repurchase price of $197,000 (Collateralized by $200,940 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $200,966)	197,000	197,000

TOTAL REPURCHASE AGREEMENTS
(Cost $983,000)		983,000

TOTAL INVESTMENT SECURITIES
(Cost $983,000)—96.6%		983,000
Net other assets (liabilities)—3.4%		34,843

NET ASSETS—100.0%		$1,017,843

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $2,000,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the MSCI EAFE terminating on 1/27/09	$1,031,874	$44,347

See accompanying notes to the financial statements.
102

PROFUNDS VP
ProFund VP International

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$983,000

Repurchase agreements, at value	983,000

Total Investment Securities, at value	983,000
Cash	517
Unrealized gain on swap agreements	44,347
Receivable for capital shares issued	5,614

Total Assets	1,033,478

Liabilities:
Payable for capital shares redeemed	12,603
Advisory fees payable	305
Management services fees payable	41
Administration fees payable	40
Administrative services fees payable	586
Distribution fees payable	602
Trustee fees payable	5
Transfer agency fees payable	181
Fund accounting fees payable	84
Compliance services fees payable	24
Other accrued expenses	1,164

Total Liabilities	15,635

Net Assets	$1,017,843

Net Assets consist of:
Capital	$2,468,038
Accumulated net investment income (loss)	2,274
Accumulated net realized gains (losses) on investments	(1,496,816)
Net unrealized appreciation (depreciation) on investments	44,347

Net Assets	$1,017,843

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	60,277

Net Asset Value (offering and redemption price per share)	$16.89

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$22,173

Expenses:
Advisory fees	9,156
Management services fees	1,338
Administration fees	473
Transfer agency fees	605
Administrative services fees	2,690
Distribution fees	3,052
Custody fees	3,371
Fund accounting fees	809
Trustee fees	20
Compliance services fees	39
Other fees	1,223

Total Gross Expenses before reductions	22,776
Less Expenses reduced by the Advisor	(2,877)

Total Net Expenses	19,899

Net Investment Income (Loss)	2,274

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(53,513)
Net realized gains (losses) on swap agreements	(851,833)
Change in net unrealized appreciation/depreciation on investments	41,769

Net Realized and Unrealized Gains (Losses) on Investments	(863,577)

Change in Net Assets Resulting from Operations	$(861,303)

See accompanying notes to the financial statements.
103

PROFUNDS VP
ProFund VP International

Statements of Changes in Net Assets
	For the	For the period
	year ended	August 31, 2007 through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations:
Net investment income (loss)	$2,274	$18,237
Net realized gains (losses) on investments	(905,346)	(591,470)
Change in net unrealized appreciation/depreciation on investments	41,769	2,578

Change in net assets resulting from operations	(861,303)	(570,655)

Distributions to Shareholders From:
Net investment income	(18,878)	—

Change in net assets resulting from distributions	(18,878)	—

Capital Transactions:
Proceeds from shares issued	4,679,815	11,125,476
Dividends reinvested	18,878	—
Value of shares redeemed	(3,283,829)	(10,071,661)

Change in net assets resulting from capital transactions	1,414,864	1,053,815

Change in net assets	534,683	483,160
Net Assets:
Beginning of period	483,160	—

End of period	$1,017,843	$483,160

Accumulated net investment income (loss)	$2,274	$18,878

Share Transactions:
Issued	195,556	352,247
Reinvested	825	—
Redeemed	(151,853)	(336,498)

Change in shares	44,528	15,749

(a)	Commencement of operations

See accompanying notes to the financial statements.
104

PROFUNDS VP
ProFund VP International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	0.04	0.30
Net realized and unrealized gains (losses) on investments	(13.60)	0.38	(c)

Total income (loss) from investment activities	(13.56)	0.68

Distributions to Shareholders From:
Net investment income	(0.23)	—

Net Asset Value, End of Period	$16.89	$30.68

Total Return	(44.40)%	2.27	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.87%	1.76%
Net expenses(e)	1.63%	1.63%
Net investment income (loss)(e)	0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$1,018	$483
Portfolio turnover rate(f)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
105

ProFund VP Emerging Markets

The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. For the year ended December 31, 2008, the Fund had a total return of –50.09%, compared to a total return of –48.94%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Columbia, Hong Kong, India, Indonesia, Israel, Luxembourg, Mexico, Philippines, Russia, South Africa, South Korea, Taiwan, and Turkey. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Teva Pharmaceutical Industries Ltd (–8.41%), Taiwan Semiconductor Manufacturing Co Ltd (–20.28%), and China Life Insurance Co Ltd (–39.35%), while the bottom three performers in this group were Companhia Vale do Rio Doce (–61.94%), Petroleo Brasileiro S/A (–57.58%), and Petroleo Brasileiro S/A (–57.50%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Emerging Markets	8/31/2007	–50.09%	–33.15%	1.65%	1.63%

Bank of New York Mellon Emerging Markets 50 ADR Index	8/31/2007	–48.94%	-31.42%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Communications	24%
Energy	21%
Financial	16%
Basic Materials	15%
Technology	9%
Consumer Non-Cyclical	8%
Industrial	4%
Utilities	3%

Country Breakdown

Brazil	27%
Hong Kong	13%
China	10%
Mexico	9%
South Korea	9%
Taiwan	9%
India	6%
Israel	6%
Other	6%
South Africa	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	December 31, 2008

Repurchase Agreements (97.4%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $840,000 (Collateralized by $860,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $864,415)	$840,000	$840,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $840,000 (Collateralized by $816,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $858,039)	840,000	840,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $840,000 (Collateralized by $795,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $859,324)	840,000	840,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $837,000 (Collateralized by $850,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $859,163)	837,000	837,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $840,000 (Collateralized by $856,800 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $856,911)	840,000	840,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,197,000)		4,197,000

TOTAL INVESTMENT SECURITIES
(Cost $4,197,000)—97.4%		4,197,000
Net other assets (liabilities)—2.6%		112,646

NET ASSETS—100.0%		$4,309,646

†
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $500,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 1/27/09	$4,301,607	$56,716

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Emerging Markets

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$4,197,000

Repurchase agreements, at value	4,197,000

Total Investment Securities, at value	4,197,000
Cash	47
Unrealized gain on swap agreements	56,716
Receivable for capital shares issued	68,077
Prepaid expenses	4

Total Assets	4,321,844

Liabilities:
Payable for capital shares redeemed	317
Advisory fees payable	2,440
Management services fees payable	325
Administration fees payable	143
Administrative services fees payable	1,966
Distribution fees payable	1,988
Trustee fees payable	18
Transfer agency fees payable	559
Fund accounting fees payable	304
Compliance services fees payable	88
Other accrued expenses	4,050

Total Liabilities	12,198

Net Assets	$4,309,646

Net Assets consist of:
Capital	$8,780,540
Accumulated net investment income (loss)	20,311
Accumulated net realized gains (losses) on investments	(4,547,921)
Net unrealized appreciation (depreciation) on investments	56,716

Net Assets	$4,309,646

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	248,558

Net Asset Value (offering and redemption price per share)	$17.34

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$116,463

Expenses:
Advisory fees	44,451
Management services fees	6,380
Administration fees	2,098
Transfer agency fees	2,720
Administrative services fees	14,410
Distribution fees	14,817
Custody fees	3,923
Fund accounting fees	3,679
Trustee fees	113
Compliance services fees	148
Other fees	6,447

Total Gross Expenses before reductions	99,186
Less Expenses reduced by the Advisor	(3,034)

Total Net Expenses	96,152

Net Investment Income (Loss)	20,311

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(4,480)
Net realized gains (losses) on swap agreements	(4,543,441)
Change in net unrealized appreciation/depreciation on investments	78,478

Net Realized and Unrealized Gains (Losses) on Investments	(4,469,443)

Change in Net Assets Resulting from Operations	$(4,449,132)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Emerging Markets

Statements of Changes in Net Assets
	For the	For the period
	year ended	August 31, 2007 through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations:
Net investment income (loss)	$20,311	$51,405
Net realized gains (losses) on investments	(4,547,921)	2,889
Change in net unrealized appreciation/depreciation on investments	78,478	(21,762)

Change in net assets resulting from operations	(4,449,132)	32,532

Distributions to Shareholders From:
Net investment income	(53,952)	—
Net realized gains on investments	(2,889)	—

Change in net assets resulting from distributions	(56,841)	—

Capital Transactions:
Proceeds from shares issued	34,784,447	13,780,856
Dividends reinvested	56,841	—
Value of shares redeemed	(29,350,245)	(10,488,812)

Change in net assets resulting from capital transactions	5,491,043	3,292,044

Change in net assets	985,070	3,324,576
Net Assets:
Beginning of period	3,324,576	—

End of period	$4,309,646	$3,324,576

Accumulated net investment income (loss)	$20,311	$53,952

Share Transactions:
Issued	1,143,523	403,944
Reinvested	2,224	—
Redeemed	(991,838)	(309,295)

Change in shares	153,909	94,649

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	0.10	0.35
Net realized and unrealized gains (losses) on investments	(17.62)	4.78	(c)

Total income (loss) from investment activities	(17.52)	5.13

Distributions to Shareholders From:
Net investment income	(0.26)	—
Net realized gains on investments	(0.01)	—

Total distributions	(0.27)	—

Net Asset Value, End of Period	$17.34	$35.13

Total Return	(50.09)%	17.07	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.68%	1.68%
Net expenses(e)	1.63%	1.63%
Net investment income (loss)(e)	0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$4,310	$3,325
Portfolio turnover rate(f)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Japan

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States.

For the year ended December 31, 2008, the Fund had a total return of –40.84%, compared to a total return of –26.47% for the Index as measured in unhedged U.S. Dollar terms, or –41.11% in local (Japanese Yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. In 2008, the Fund performed inline with the Index as measured in local (Yen) terms. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing in doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers in local (Yen) terms were Fast Retailing Co Ltd (+103.10%), KDDI Corp (–4.70%), and Secom Co Ltd (–5.99%), while the bottom three performers in this group were Canon Inc (–33.49%), Fanuc Ltd (–27.81%), and Shin-Etsu Chemical Co Ltd (–27.61%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Japan	5/1/2002	–40.84%	–2.09%	–2.67%	1.68%	1.63%

Nikkei 225 Stock Average - USD Terms	5/1/2002	–26.47%	0.75%	2.21%	N/A	N/A

Nikkei 225 Stock Average - Local (Yen) Terms	5/1/2002	–41.11%	–2.61%	–2.91%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
111

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	100%
Options	NM

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM	Holdings Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	25%
Consumer Cyclical	23%
Consumer Non-Cyclical	21%
Communications	8%
Technology	8%
Financial	7%
Basic Materials	6%
Energy	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	December 31, 2008

Repurchase Agreements (83.4%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,930,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,939,907)	$1,901,000	$1,901,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,845,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $1,940,052)	1,901,000	1,901,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,860,000 Federal Home Loan Bank, 3.38%, 6/24/11, market value $1,941,759)	1,901,000	1,901,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,898,001 (Collateralized by $1,920,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $1,940,698)	1,898,000	1,898,000
UMB, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,939,020 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $1,939,271)	1,901,000	1,901,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,502,000)		9,502,000

Options Purchased(NM)
	Contracts

Nikkei 225 Futures Put Option, exercise @ 4000, expiring 1/16/09	10	222

TOTAL OPTIONS PURCHASED
(Cost $540)		222

TOTAL INVESTMENT SECURITIES
(Cost $9,502,540)—83.4%		9,502,222
Net other assets (liabilities)—16.6%		1,890,690

NET ASSETS—100.0%		$11,392,912

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/13/09 (Underlying notional amount at value $11,362,000)	247	$455,489

See accompanying notes to the financial statements.
112

PROFUNDS VP
ProFund VP Japan

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$9,502,540

Securities, at value	222
Repurchase agreements, at value	9,502,000

Total Investment Securities, at value	9,502,222
Cash	291
Segregated cash balances with brokers for futures contracts	1,599,793
Interest receivable	3
Receivable for capital shares issued	185,357
Variation margin on futures contracts	124,468
Prepaid expenses	26

Total Assets	11,412,160

Liabilities:
Advisory fees payable	3,315
Management services fees payable	442
Administration fees payable	365
Administrative services fees payable	2,998
Distribution fees payable	2,139
Trustee fees payable	46
Transfer agency fees payable	1,455
Fund accounting fees payable	776
Compliance services fees payable	224
Other accrued expenses	7,488

Total Liabilities	19,248

Net Assets	$11,392,912

Net Assets consist of:
Capital	$25,998,154
Accumulated net investment income (loss)	65,646
Accumulated net realized gains (losses) on investments	(15,126,059)
Net unrealized appreciation (depreciation) on investments	455,171

Net Assets	$11,392,912

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	917,857

Net Asset Value (offering and redemption price per share)	$12.41

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$299,366

Expenses:
Advisory fees	107,540
Management services fees	17,170
Administration fees	5,017
Transfer agency fees	6,642
Administrative services fees	49,639
Distribution fees	35,847
Custody fees	2,398
Fund accounting fees	8,945
Trustee fees	259
Compliance services fees	505
Other fees	12,339

Total Gross Expenses before reductions	246,301
Less Expenses reduced by the Advisor	(12,581)

Total Net Expenses	233,720

Net Investment Income (Loss)	65,646

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	453
Net realized gains (losses) on futures contracts	(9,108,372)
Change in net unrealized appreciation/depreciation on investments	1,908,094

Net Realized and Unrealized Gains (Losses) on Investments	(7,199,825)

Change in Net Assets Resulting from Operations	$(7,134,179)

See accompanying notes to the financial statements.
113

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$65,646	$1,770,821
Net realized gains (losses) on investments	(9,107,919)	(481,948)
Change in net unrealized appreciation/depreciation on investments	1,908,094	(4,596,574)

Change in net assets resulting from operations	(7,134,179)	(3,307,701)

Distributions to Shareholders From:
Net investment income	(1,770,821)	(2,406,260)

Change in net assets resulting from distributions	(1,770,821)	(2,406,260)

Capital Transactions:
Proceeds from shares issued	76,292,559	134,013,228
Dividends reinvested	1,770,821	2,406,260
Value of shares redeemed	(82,867,242)	(173,630,835)

Change in net assets resulting from capital transactions	(4,803,862)	(37,211,347)

Change in net assets	(13,708,862)	(42,925,308)
Net Assets:
Beginning of period	25,101,774	68,027,082

End of period	$11,392,912	$25,101,774

Accumulated net investment income (loss)	$65,646	$1,770,821

Share Transactions:
Issued	4,011,707	4,671,235
Reinvested	105,218	94,959
Redeemed	(4,237,209)	(6,107,463)

Change in shares	(120,284)	(1,341,269)

See accompanying notes to the financial statements.
114

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$24.18	$28.59	$39.15	$27.62	$27.84

Investment Activities:
Net investment income (loss)(a)	0.09	0.98	1.10	0.49	(0.21)
Net realized and unrealized gains (losses) on investments	(9.30)	(3.76)	1.77	11.04	2.20

Total income (loss) from investment activities	(9.21)	(2.78)	2.87	11.53	1.99

Distributions to Shareholders From:
Net investment income	(2.56)	(1.63)	(0.44)	—	—
Net realized gains on investments	—	—	(12.99)	—	(2.21)

Total distributions	(2.56)	(1.63)	(13.43)	—	(2.21)

Net Asset Value, End of Period	$12.41	$24.18	$28.59	$39.15	$27.62

Total Return	(40.84)%	(9.99)%	10.86%	41.78%	7.56%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.68%	1.73%	1.83%	1.85%
Net expenses	1.63%	1.63%	1.70%	1.83%	1.85%
Net investment income (loss)	0.46%	3.44%	3.06%	1.52%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$11,393	$25,102	$68,027	$129,155	$27,659
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
115

ProFund VP UltraBull

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to 200% the daily performance of the S&P 500® Index. Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus” and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. For the year ended December 31, 2008, the Fund had a total return of –67.40%, compared to a total return of –36.99%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), Wells Fargo & Co (–2.35%) and Johnson & Johnson (–10.30%), while the bottom three performers in this group were General Electric Co (–56.30%), Microsoft Corp (–45.39%), and AT&T Inc (–31.42%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraBull	1/22/2001	–67.40%	–13.42%	–12.08%	1.68%	1.63%

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to 200% the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	70%
Futures Contracts	18%
Swap Agreements	111%

Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.6%
Procter & Gamble Co.	1.6%
General Electric Co.	1.5%
AT&T, Inc.	1.5%
Johnson & Johnson	1.5%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	27%
Energy	13%
Financial	13%
Communications	11%
Industrial	11%
Technology	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

Common Stock (69.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	3,225	$185,566
Abbott Laboratories (Pharmaceuticals)	7,200	384,264
Abercrombie & Fitch Co.—Class A (Retail)	400	9,228
Adobe Systems, Inc.* (Software)	2,475	52,693
Advanced Micro Devices, Inc.* (Semiconductors)	2,825	6,102
Aetna, Inc. (Healthcare-Services)	2,150	61,275
Affiliated Computer Services, Inc.—Class A* (Computers)	450	20,678
AFLAC, Inc. (Insurance)	2,175	99,702
Agilent Technologies, Inc.* (Electronics)	1,625	25,399
Air Products & Chemicals, Inc. (Chemicals)	975	49,013
AK Steel Holding Corp. (Iron/Steel)	525	4,893
Akamai Technologies, Inc.* (Internet)	775	11,695
Alcoa, Inc. (Mining)	3,725	41,943
Allegheny Energy, Inc. (Electric)	775	26,242
Allegheny Technologies, Inc. (Iron/Steel)	450	11,489
Allergan, Inc. (Pharmaceuticals)	1,425	57,456
Allstate Corp. (Insurance)	2,500	81,900
Altera Corp. (Semiconductors)	1,375	22,976
Altria Group, Inc. (Agriculture)	9,575	144,199
Amazon.com, Inc.* (Internet)	1,500	76,920
Ameren Corp. (Electric)	975	32,428
American Capital, Ltd. (Investment Companies)	950	3,078
American Electric Power, Inc. (Electric)	1,875	62,400
American Express Co. (Diversified Financial Services)	5,375	99,706
American International Group, Inc. (Insurance)	12,500	19,625
American Tower Corp.* (Telecommunications)	1,850	54,242
Ameriprise Financial, Inc. (Diversified Financial Services)	1,000	23,360
AmerisourceBergen Corp. (Pharmaceuticals)	725	25,854
Amgen, Inc.* (Biotechnology)	4,925	284,419
Amphenol Corp.—Class A (Electronics)	825	19,784
Anadarko Petroleum Corp. (Oil & Gas)	2,125	81,919
Analog Devices, Inc. (Semiconductors)	1,350	25,677
AON Corp. (Insurance)	1,250	57,100
Apache Corp. (Oil & Gas)	1,550	115,521
Apartment Investment and Management Co.—Class A (REIT)	497	5,740
Apollo Group, Inc.—Class A* (Commercial Services)	500	38,310
Apple Computer, Inc.* (Computers)	4,125	352,069
Applied Materials, Inc. (Semiconductors)	6,225	63,059
Archer-Daniels-Midland Co. (Agriculture)	2,975	85,769
Assurant, Inc. (Insurance)	550	16,500
AT&T, Inc. (Telecommunications)	27,375	780,187
Autodesk, Inc.* (Software)	1,050	20,633
Automatic Data Processing, Inc. (Software)	2,350	92,449
AutoNation, Inc.* (Retail)	500	4,940
AutoZone, Inc.* (Retail)	175	24,407
Avalonbay Communities, Inc. (REIT)	350	21,203
Avery Dennison Corp. (Household Products/Wares)	500	16,365
Avon Products, Inc. (Cosmetics/Personal Care)	1,975	47,459
Baker Hughes, Inc. (Oil & Gas Services)	1,425	45,700
Ball Corp. (Packaging & Containers)	450	18,716
Bank of America Corp. (Banks)	30,000	422,400
Bank of New York Mellon Corp. (Banks)	5,325	150,857
Bard (C.R.), Inc. (Healthcare-Products)	450	37,917
Baxter International, Inc. (Healthcare-Products)	2,875	154,071
BB&T Corp. (Banks)	2,575	70,709
Becton, Dickinson & Co. (Healthcare-Products)	1,125	76,939
Bed Bath & Beyond, Inc.* (Retail)	1,200	30,504
Bemis Co., Inc. (Packaging & Containers)	475	11,248
Best Buy Co., Inc. (Retail)	1,575	44,273
Big Lots, Inc.* (Retail)	375	5,434
Biogen Idec, Inc.* (Biotechnology)	1,350	64,300
BJ Services Co. (Oil & Gas Services)	1,350	15,755
Black & Decker Corp. (Hand/Machine Tools)	275	11,498
BMC Software, Inc.* (Software)	875	23,546
Boeing Co. (Aerospace/Defense)	3,400	145,078
Boston Properties, Inc. (REIT)	550	30,250
Boston Scientific Corp.* (Healthcare-Products)	6,975	53,986
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,200	213,900
Broadcom Corp.—Class A* (Semiconductors)	2,075	35,213
Brown-Forman Corp. (Beverages)	450	23,171
Burlington Northern Santa Fe Corp. (Transportation)	1,300	98,423
C.H. Robinson Worldwide, Inc. (Transportation)	775	42,648
CA, Inc. (Software)	1,825	33,817
Cabot Oil & Gas Corp. (Oil & Gas)	475	12,350
Cameron International Corp.* (Oil & Gas Services)	1,025	21,013
Campbell Soup Co. (Food)	950	28,509
Capital One Financial Corp. (Diversified Financial Services)	1,825	58,199
Cardinal Health, Inc. (Pharmaceuticals)	1,675	57,737

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Carnival Corp.—Class AADR (Leisure Time)	2,025	$49,248
Caterpillar, Inc. (Machinery-Construction & Mining)	2,800	125,076
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,025	4,428
CBS Corp.—Class B (Media)	3,150	25,799
Celgene Corp.* (Biotechnology)	2,125	117,470
CenterPoint Energy, Inc. (Electric)	1,600	20,192
Centex Corp. (Home Builders)	575	6,118
CenturyTel, Inc. (Telecommunications)	475	12,982
Cephalon, Inc.* (Pharmaceuticals)	325	25,038
CF Industries Holdings, Inc. (Chemicals)	275	13,519
Chesapeake Energy Corp. (Oil & Gas)	2,500	40,425
ChevronTexaco Corp. (Oil & Gas)	9,425	697,167
Chubb Corp. (Insurance)	1,650	84,150
Ciena Corp.* (Telecommunications)	425	2,848
CIGNA Corp. (Insurance)	1,275	21,484
Cincinnati Financial Corp. (Insurance)	750	21,803
Cintas Corp. (Textiles)	600	13,938
Cisco Systems, Inc.* (Telecommunications)	27,200	443,360
CIT Group, Inc. (Diversified Financial Services)	1,325	6,016
Citigroup, Inc. (Diversified Financial Services)	25,300	169,763
Citrix Systems, Inc.* (Software)	850	20,035
Clorox Co. (Household Products/Wares)	650	36,114
CME Group, Inc. (Diversified Financial Services)	300	62,433
CMS Energy Corp. (Electric)	1,050	10,605
Coach, Inc.* (Apparel)	1,525	31,674
Coca-Cola Co. (Beverages)	9,250	418,747
Coca-Cola Enterprises, Inc. (Beverages)	1,475	17,744
Cognizant Technology Solutions Corp.* (Computers)	1,350	24,381
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,350	161,069
Comcast Corp.—Special Class A (Media)	13,375	225,770
Comerica, Inc. (Banks)	700	13,895
Computer Sciences Corp.* (Computers)	700	24,598
Compuware Corp.* (Software)	1,150	7,763
ConAgra Foods, Inc. (Food)	2,075	34,237
ConocoPhillips (Oil & Gas)	6,925	358,715
CONSOL Energy, Inc. (Coal)	850	24,293
Consolidated Edison, Inc. (Electric)	1,275	49,636
Constellation Brands, Inc.* (Beverages)	900	14,193
Constellation Energy Group, Inc. (Electric)	825	20,699
Convergys Corp.* (Commercial Services)	575	3,686
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	800	23,384
Corning, Inc. (Telecommunications)	7,225	68,854
Costco Wholesale Corp. (Retail)	2,000	105,000
Coventry Health Care, Inc.* (Healthcare-Services)	700	10,416
Covidien, Ltd.ADR (Healthcare-Products)	2,350	85,164
CSX Corp. (Transportation)	1,825	59,258
Cummins, Inc. (Machinery-Diversified)	925	24,725
CVS Corp. (Retail)	6,675	191,839
D.R. Horton, Inc. (Home Builders)	1,275	9,014
Danaher Corp. (Miscellaneous Manufacturing)	1,200	67,932
Darden Restaurants, Inc. (Retail)	650	18,317
DaVita, Inc.* (Healthcare-Services)	475	23,546
Dean Foods Co.* (Food)	725	13,028
Deere & Co. (Machinery-Diversified)	1,975	75,682
Dell, Inc.* (Computers)	8,050	82,432
DENTSPLY International, Inc. (Healthcare-Products)	700	19,768
Developers Diversified Realty Corp. (REIT)	550	2,684
Devon Energy Corp. (Oil & Gas)	2,050	134,705
DIRECTV Group, Inc.* (Media)	2,525	57,848
Discover Financial Services (Diversified Financial Services)	2,225	21,204
Dominion Resources, Inc. (Electric)	2,700	96,768
Dover Corp. (Miscellaneous Manufacturing)	875	28,805
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,175	19,094
DTE Energy Co. (Electric)	750	26,753
Duke Energy Corp. (Electric)	5,875	88,184
Dun & Bradstreet Corp. (Software)	250	19,300
Dynegy, Inc.—Class A* (Electric)	2,350	4,700
E* TRADE Financial Corp.* (Diversified Financial Services)	2,625	3,019
E.I. du Pont de Nemours & Co. (Chemicals)	4,200	106,260
Eastman Chemical Co. (Chemicals)	325	10,306
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,250	8,225
Eaton Corp. (Miscellaneous Manufacturing)	775	38,525
eBay, Inc.* (Internet)	4,975	69,451
Ecolab, Inc. (Chemicals)	775	27,241
Edison International (Electric)	1,525	48,983
El Paso Corp. (Pipelines)	3,250	25,448
Electronic Arts, Inc.* (Software)	1,500	24,060
Eli Lilly & Co. (Pharmaceuticals)	4,650	187,255
Embarq Corp. (Telecommunications)	650	23,374
EMC Corp.* (Computers)	9,475	99,203
Emerson Electric Co. (Electrical Components & Equipment)	3,575	130,881
Ensco International, Inc. (Oil & Gas)	650	18,454
Entergy Corp. (Electric)	875	72,739
EOG Resources, Inc. (Oil & Gas)	1,150	76,567
Equifax, Inc. (Commercial Services)	575	15,249
Equitable Resources, Inc. (Pipelines)	600	20,130
Equity Residential Properties Trust (REIT)	1,275	38,020
Exelon Corp. (Electric)	3,050	169,610
Expedia, Inc.* (Internet)	975	8,034
Expeditors International of Washington, Inc. (Transportation)	975	32,438
Express Scripts, Inc.* (Pharmaceuticals)	1,150	63,227
Exxon Mobil Corp. (Oil & Gas)	23,625	1,885,984
Family Dollar Stores, Inc. (Retail)	650	16,946
Fastenal Co. (Distribution/Wholesale)	600	20,910
Federated Investors, Inc.—Class B (Diversified Financial Services)	400	6,784
FedEx Corp. (Transportation)	1,450	93,017
Fidelity National Information Services, Inc. (Software)	875	14,236
Fifth Third Bancorp (Banks)	2,675	22,096
First Horizon National Corp. (Banks)	967	10,222
FirstEnergy Corp. (Electric)	1,425	69,226
Fiserv, Inc.* (Software)	750	27,277
FLIR Systems, Inc.* (Electronics)	625	19,175
Flowserve Corp. (Machinery-Diversified)	275	14,163
Fluor Corp. (Engineering & Construction)	850	38,139
Ford Motor Co.* (Auto Manufacturers)	11,100	25,419
Forest Laboratories, Inc.* (Pharmaceuticals)	1,400	35,658
Fortune Brands, Inc. (Household Products/Wares)	700	28,896
FPL Group, Inc. (Electric)	1,900	95,627
Franklin Resources, Inc. (Diversified Financial Services)	700	44,646
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,750	42,770
Frontier Communications Corp. (Telecommunications)	1,450	12,673
GameStop Corp.—Class A* (Retail)	750	16,245
Gannett Co., Inc. (Media)	1,050	8,400
General Dynamics Corp. (Aerospace/Defense)	1,800	103,662
General Electric Co. (Miscellaneous Manufacturing)	48,775	790,155
General Mills, Inc. (Food)	1,550	94,162
General Motors Corp. (Auto Manufacturers)	2,825	9,040
Genuine Parts Co. (Distribution/Wholesale)	750	28,395
Genworth Financial, Inc.—Class A (Diversified Financial Services)	2,000	5,660
Genzyme Corp.* (Biotechnology)	1,250	82,962
Gilead Sciences, Inc.* (Pharmaceuticals)	4,275	218,623
Goodrich Corp. (Aerospace/Defense)	575	21,287

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Google, Inc.—Class A* (Internet)	1,100	$338,415
H & R Block, Inc. (Commercial Services)	1,575	35,784
Halliburton Co. (Oil & Gas Services)	4,150	75,447
Harley-Davidson, Inc. (Leisure Time)	1,075	18,243
Harman International Industries, Inc. (Home Furnishings)	275	4,601
Harris Corp. (Telecommunications)	625	23,781
Hartford Financial Services Group, Inc. (Insurance)	1,400	22,988
Hasbro, Inc. (Toys/Games/Hobbies)	575	16,773
HCP, Inc. (REIT)	1,175	32,630
Heinz (H.J.) Co. (Food)	1,450	54,520
Hess Corp. (Oil & Gas)	1,325	71,073
Hewlett-Packard Co. (Computers)	11,375	412,799
Home Depot, Inc. (Retail)	7,875	181,282
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,375	110,801
Hospira, Inc.* (Pharmaceuticals)	750	20,115
Host Marriott Corp. (REIT)	2,425	18,357
Hudson City Bancorp, Inc. (Savings & Loans)	2,425	38,703
Humana, Inc.* (Healthcare-Services)	775	28,892
Huntington Bancshares, Inc. (Banks)	1,700	13,022
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,825	63,966
IMS Health, Inc. (Software)	850	12,886
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	1,475	25,591
Integrys Energy Group, Inc. (Electric)	350	15,043
Intel Corp. (Semiconductors)	25,825	378,594
IntercontinentalExchange, Inc.* (Diversified Financial Services)	325	26,793
International Business Machines Corp. (Computers)	6,250	526,000
International Flavors & Fragrances, Inc. (Chemicals)	375	11,145
International Game Technology (Entertainment)	1,375	16,349
International Paper Co. (Forest Products & Paper)	1,975	23,305
Interpublic Group of Cos., Inc.* (Advertising)	2,225	8,811
Intuit, Inc.* (Software)	1,475	35,090
Intuitive Surgical, Inc.* (Healthcare-Products)	175	22,223
Invesco, Ltd.ADR (Diversified Financial Services)	1,800	25,992
ITT Industries, Inc. (Miscellaneous Manufacturing)	850	39,091
J.C. Penney Co., Inc. (Retail)	1,025	20,193
J.P. Morgan Chase & Co. (Diversified Financial Services)	17,325	546,257
Jabil Circuit, Inc. (Electronics)	975	6,581
Jacobs Engineering Group, Inc.* (Engineering & Construction)	575	27,657
Janus Capital Group, Inc. (Diversified Financial Services)	725	5,822
JDS Uniphase Corp.* (Telecommunications)	1,025	3,741
JM Smucker Co. (Food)	550	23,848
Johnson & Johnson (Healthcare-Products)	12,875	770,311
Johnson Controls, Inc. (Auto Parts & Equipment)	2,750	49,940
Jones Apparel Group, Inc. (Apparel)	375	2,198
Juniper Networks, Inc.* (Telecommunications)	2,450	42,899
KB Home (Home Builders)	350	4,767
Kellogg Co. (Food)	1,175	51,524
KeyCorp (Banks)	2,300	19,596
Kimberly-Clark Corp. (Household Products/Wares)	1,925	101,524
Kimco Realty Corp. (REIT)	1,075	19,651
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,150	12,213
KLA-Tencor Corp. (Semiconductors)	775	16,887
Kohls Corp.* (Retail)	1,425	51,585
Kraft Foods, Inc. (Food)	6,825	183,251
Kroger Co. (Food)	3,025	79,890
L-3 Communications Holdings, Inc. (Aerospace/Defense)	550	40,579
Laboratory Corp. of America Holdings* (Healthcare-Services)	500	32,205
Legg Mason, Inc. (Diversified Financial Services)	650	14,242
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	725	11,013
Lender Processing Services, Inc. (Diversified Financial Services)	144	4,241
Lennar Corp.—Class A (Home Builders)	650	5,636
Leucadia National Corp.* (Holding Companies-Diversified)	825	16,335
Lexmark International, Inc.—Class A* (Computers)	375	10,088
Life Technologies Corp.* (Biotechnology)	800	18,648
Limited, Inc. (Retail)	1,250	12,550
Lincoln National Corp. (Insurance)	1,200	22,608
Linear Technology Corp. (Semiconductors)	1,025	22,673
Lockheed Martin Corp. (Aerospace/Defense)	1,550	130,324
Loews Corp. (Insurance)	1,675	47,319
Lorillard, Inc. (Agriculture)	775	43,671
Lowe’s Cos., Inc. (Retail)	6,800	146,336
LSI Logic Corp.* (Semiconductors)	3,000	9,870
M&T Bank Corp. (Banks)	350	20,094
Macy’s, Inc. (Retail)	1,950	20,183
Manitowoc Co. (Machinery-Diversified)	600	5,196
Marathon Oil Corp. (Oil & Gas)	3,275	89,604
Marriott International, Inc.—Class A (Lodging)	1,350	26,258
Marsh & McLennan Cos., Inc. (Insurance)	2,400	58,248
Marshall & Ilsley Corp. (Banks)	1,200	16,368
Masco Corp. (Building Materials)	1,675	18,643
Massey Energy Co. (Coal)	400	5,516
MasterCard, Inc.—Class A (Software)	325	46,452
Mattel, Inc. (Toys/Games/Hobbies)	1,675	26,800
MBIA, Inc.* (Insurance)	875	3,561
McAfee, Inc.* (Internet)	675	23,335
McCormick & Co., Inc. (Food)	600	19,116
McDonald’s Corp. (Retail)	5,175	321,833
McGraw-Hill Cos., Inc. (Media)	1,450	33,625
McKesson Corp. (Commercial Services)	1,275	49,381
MeadWestvaco Corp. (Forest Products & Paper)	800	8,952
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,325	97,441
Medtronic, Inc. (Healthcare-Products)	5,200	163,384
MEMC Electronic Materials, Inc.* (Semiconductors)	1,050	14,994
Merck & Co., Inc. (Pharmaceuticals)	9,825	298,680
Meredith Corp. (Media)	175	2,930
MetLife, Inc. (Insurance)	3,675	128,110
Microchip Technology, Inc. (Semiconductors)	850	16,601
Micron Technology, Inc.* (Semiconductors)	3,550	9,372
Microsoft Corp. (Software)	35,525	690,606
Millipore Corp.* (Biotechnology)	250	12,880
Molex, Inc. (Electrical Components & Equipment)	650	9,419
Molson Coors Brewing Co.—Class B (Beverages)	700	34,244
Monsanto Co. (Agriculture)	2,550	179,392
Monster Worldwide, Inc.* (Internet)	575	6,952
Moody’s Corp. (Commercial Services)	900	18,081
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,925	78,997
Motorola, Inc. (Telecommunications)	10,525	46,626
Murphy Oil Corp. (Oil & Gas)	875	38,806
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,425	14,093
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,325	15,860
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	625	15,444
National Semiconductor Corp. (Semiconductors)	900	9,063
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,950	47,658
NetApp, Inc.* (Computers)	1,525	21,304
Newell Rubbermaid, Inc. (Housewares)	1,275	12,470
Newmont Mining Corp. (Mining)	2,100	85,470
News Corp.—Class A (Media)	10,675	97,036
Nicor, Inc. (Gas)	200	6,948
NIKE, Inc.—Class B (Apparel)	1,825	93,075

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

NiSource, Inc. (Electric)	1,275	$13,987
Noble Corp.ADR (Oil & Gas)	1,225	27,024
Noble Energy, Inc. (Oil & Gas)	800	39,376
Nordstrom, Inc. (Retail)	750	9,983
Norfolk Southern Corp. (Transportation)	1,725	81,161
Nortel Networks Corp.* (Telecommunications)	367	95
Northern Trust Corp. (Banks)	1,025	53,443
Northrop Grumman Corp. (Aerospace/Defense)	1,525	68,686
Novell, Inc.* (Software)	1,600	6,224
Novellus Systems, Inc.* (Semiconductors)	450	5,553
Nucor Corp. (Iron/Steel)	1,450	66,990
NVIDIA Corp.* (Semiconductors)	2,500	20,175
NYSE Euronext (Diversified Financial Services)	1,225	33,540
Occidental Petroleum Corp. (Oil & Gas)	3,750	224,962
Office Depot, Inc.* (Retail)	1,275	3,800
Omnicom Group, Inc. (Advertising)	1,450	39,034
Oracle Corp.* (Software)	18,200	322,686
Owens-Illinois, Inc.* (Packaging & Containers)	750	20,498
PACCAR, Inc. (Auto Manufacturers)	1,675	47,905
Pactiv Corp.* (Packaging & Containers)	600	14,928
Pall Corp. (Miscellaneous Manufacturing)	550	15,637
Parker Hannifin Corp. (Miscellaneous Manufacturing)	750	31,905
Patriot Coal Corp.* (Coal)	172	1,075
Patterson Cos., Inc.* (Healthcare-Products)	425	7,969
Paychex, Inc. (Commercial Services)	1,500	39,420
Peabody Energy Corp. (Coal)	1,250	28,437
People’s United Financial, Inc. (Banks)	1,625	28,974
Pepco Holdings, Inc. (Electric)	1,000	17,760
PepsiCo, Inc. (Beverages)	7,225	395,713
PerkinElmer, Inc. (Electronics)	550	7,651
Pfizer, Inc. (Pharmaceuticals)	31,325	554,766
PG&E Corp. (Electric)	1,675	64,839
Philip Morris International, Inc. (Commercial Services)	9,400	408,994
Pinnacle West Capital Corp. (Electric)	475	15,262
Pioneer Natural Resources Co. (Oil & Gas)	550	8,899
Pitney Bowes, Inc. (Office/Business Equipment)	950	24,206
Plum Creek Timber Co., Inc. (Forest Products & Paper)	775	26,924
PNC Financial Services Group (Banks)	1,900	93,100
Polo Ralph Lauren Corp. (Apparel)	250	11,353
PPG Industries, Inc. (Chemicals)	775	32,883
PPL Corp. (Electric)	1,750	53,707
Praxair, Inc. (Chemicals)	1,425	84,588
Precision Castparts Corp. (Metal Fabricate/Hardware)	650	38,662
Principal Financial Group, Inc. (Insurance)	1,200	27,084
Procter & Gamble Co. (Cosmetics/Personal Care)	13,875	857,752
Progress Energy, Inc. (Electric)	1,225	48,816
Progressive Corp. (Insurance)	3,150	46,651
ProLogis (REIT)	1,225	17,015
Prudential Financial, Inc. (Insurance)	1,975	59,763
Public Service Enterprise Group, Inc. (Electric)	2,350	68,549
Public Storage, Inc. (REIT)	575	45,712
Pulte Homes, Inc. (Home Builders)	1,000	10,930
QLogic Corp.* (Semiconductors)	600	8,064
Qualcomm, Inc. (Telecommunications)	7,700	275,891
Quest Diagnostics, Inc. (Healthcare-Services)	725	37,635
Questar Corp. (Pipelines)	800	26,152
Qwest Communications International, Inc. (Telecommunications)	6,800	24,752
R.R. Donnelley & Sons Co. (Commercial Services)	950	12,901
RadioShack Corp. (Retail)	575	6,866
Range Resources Corp. (Oil & Gas)	725	24,933
Raytheon Co. (Aerospace/Defense)	1,925	98,252
Regions Financial Corp. (Banks)	3,225	25,671
Republic Services, Inc. (Environmental Control)	1,500	37,185
Reynolds American, Inc. (Agriculture)	775	31,240
Robert Half International, Inc. (Commercial Services)	725	15,095
Rockwell Collins, Inc. (Aerospace/Defense)	725	28,340
Rockwell International Corp. (Machinery-Diversified)	650	20,956
Rohm & Haas Co. (Chemicals)	575	35,529
Rowan Cos., Inc. (Oil & Gas)	525	8,348
Ryder System, Inc. (Transportation)	250	9,695
Safeway, Inc. (Food)	2,000	47,540
Salesforce.com, Inc.* (Software)	475	15,205
SanDisk Corp.* (Computers)	1,050	10,080
Sara Lee Corp. (Food)	3,275	32,062
SCANA Corp. (Electric)	525	18,690
Schering-Plough Corp. (Pharmaceuticals)	7,550	128,576
Schlumberger, Ltd.ADR (Oil & Gas Services)	5,550	234,931
Scripps Networks Interactive—Class A (Entertainment)	425	9,350
Sealed Air Corp. (Packaging & Containers)	725	10,832
Sears Holdings Corp.* (Retail)	250	9,718
Sempra Energy (Gas)	1,125	47,959
Sherwin-Williams Co. (Chemicals)	450	26,888
Sigma-Aldrich Corp. (Chemicals)	575	24,288
Simon Property Group, Inc. (REIT)	1,050	55,786
SLM Corp.* (Diversified Financial Services)	2,175	19,358
Smith International, Inc. (Oil & Gas Services)	1,025	23,462
Snap-on, Inc. (Hand/Machine Tools)	275	10,830
Southern Co. (Electric)	3,600	133,200
Southwest Airlines Co. (Airlines)	3,425	29,523
Southwestern Energy Co.* (Oil & Gas)	1,600	46,352
Sovereign Bancorp, Inc.* (Savings & Loans)	2,525	7,525
Spectra Energy Corp. (Pipelines)	2,850	44,859
Sprint Nextel Corp.* (Telecommunications)	13,275	24,293
St. Jude Medical, Inc.* (Healthcare-Products)	1,600	52,736
Staples, Inc. (Retail)	3,325	59,584
Starbucks Corp.* (Retail)	3,425	32,400
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	850	15,215
State Street Corp. (Banks)	2,000	78,660
Stericycle, Inc.* (Environmental Control)	400	20,832
Stryker Corp. (Healthcare-Products)	1,125	44,944
Sun Microsystems, Inc.* (Computers)	3,425	13,084
Sunoco, Inc. (Oil & Gas)	550	23,903
SunTrust Banks, Inc. (Banks)	1,650	48,741
SuperValu, Inc. (Food)	975	14,235
Symantec Corp.* (Internet)	3,875	52,390
Sysco Corp. (Food)	2,775	63,658
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,200	42,528
Target Corp. (Retail)	3,500	120,855
TECO Energy, Inc. (Electric)	1,000	12,350
Tellabs, Inc.* (Telecommunications)	1,850	7,622
Tenet Healthcare Corp.* (Healthcare-Services)	1,925	2,214
Teradata Corp.* (Computers)	825	12,235
Teradyne, Inc.* (Semiconductors)	775	3,271
Tesoro Petroleum Corp. (Oil & Gas)	650	8,561
Texas Instruments, Inc. (Semiconductors)	6,025	93,508
Textron, Inc. (Miscellaneous Manufacturing)	1,125	15,604
The AES Corp.* (Electric)	3,125	25,750
The Charles Schwab Corp. (Diversified Financial Services)	4,350	70,339
The Dow Chemical Co. (Chemicals)	4,300	64,887
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	550	17,028
The Gap, Inc. (Retail)	2,175	29,123
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,050	172,999
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,125	6,716

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

The Hershey Co. (Food)	775	$26,924
The New York Times Co.—Class A (Media)	550	4,032
The Pepsi Bottling Group, Inc. (Beverages)	625	14,069
The Stanley Works (Hand/Machine Tools)	375	12,788
The Travelers Companies, Inc. (Insurance)	2,725	123,170
The Williams Cos., Inc. (Pipelines)	2,700	39,096
Thermo Electron Corp.* (Electronics)	1,950	66,436
Tiffany & Co. (Retail)	575	13,587
Time Warner, Inc. (Media)	16,650	167,499
Titanium Metals Corp. (Mining)	400	3,524
TJX Cos., Inc. (Retail)	1,925	39,597
Torchmark Corp. (Insurance)	400	17,880
Total System Services, Inc. (Software)	925	12,950
Tyco Electronics, Ltd.ADR (Electronics)	2,125	34,446
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,200	47,520
Tyson Foods, Inc.—Class A (Food)	1,400	12,264
U.S. Bancorp (Banks)	8,150	203,831
Union Pacific Corp. (Transportation)	2,350	112,330
United Parcel Service, Inc.—Class B (Transportation)	4,625	255,115
United States Steel Corp. (Iron/Steel)	550	20,460
United Technologies Corp. (Aerospace/Defense)	4,425	237,180
UnitedHealth Group, Inc. (Healthcare-Services)	5,600	148,960
UnumProvident Corp. (Insurance)	1,550	28,830
UST, Inc. (Agriculture)	700	48,566
V.F. Corp. (Apparel)	400	21,908
Valero Energy Corp. (Oil & Gas)	2,400	51,936
Varian Medical Systems, Inc.* (Healthcare-Products)	575	20,148
VeriSign, Inc.* (Internet)	900	17,172
Verizon Communications, Inc. (Telecommunications)	13,200	447,480
Viacom, Inc.—Class B* (Media)	2,850	54,321
Vornado Realty Trust (REIT)	650	39,227
Vulcan Materials Co. (Building Materials)	500	34,790
W.W. Grainger, Inc. (Distribution/Wholesale)	300	23,652
Wal-Mart Stores, Inc. (Retail)	10,375	581,622
Walgreen Co. (Retail)	4,600	113,482
Walt Disney Co. (Media)	8,600	195,134
Washington Post Co.—Class B (Media)	25	9,756
Waste Management, Inc. (Environmental Control)	2,275	75,393
Waters Corp.* (Electronics)	450	16,493
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	475	12,621
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,175	34,353
WellPoint, Inc.* (Healthcare-Services)	2,375	100,059
Wells Fargo & Co. (Banks)	19,625	578,545
Western Union Co. (Commercial Services)	3,325	47,680
Weyerhaeuser Co. (Forest Products & Paper)	975	29,845
Whirlpool Corp. (Home Furnishings)	350	14,473
Whole Foods Market, Inc. (Food)	650	6,136
Windstream Corp. (Telecommunications)	2,050	18,860
Wisconsin Energy Corp. (Electric)	550	23,089
Wyeth (Pharmaceuticals)	6,175	231,624
Wyndham Worldwide Corp. (Lodging)	825	5,404
Wynn Resorts, Ltd.* (Lodging)	275	11,622
Xcel Energy, Inc. (Electric)	2,075	38,491
Xerox Corp. (Office/Business Equipment)	4,025	32,079
Xilinx, Inc. (Semiconductors)	1,275	22,721
XL Capital, Ltd.—Class AADR (Insurance)	1,525	5,643
XTO Energy, Inc. (Oil & Gas)	2,675	94,347
Yahoo!, Inc.* (Internet)	6,450	78,690
YUM! Brands, Inc. (Retail)	2,150	67,725
Zimmer Holdings, Inc.* (Healthcare-Products)	1,050	42,441
Zions Bancorp (Banks)	525	12,868

TOTAL COMMON STOCKS
(Cost $34,125,483)		36,524,259

Repurchase Agreements (22.8%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $2,726,002 (Collateralized by $2,775,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $2,789,245)	$2,726,000	2,726,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,401,002 (Collateralized by $3,301,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $3,471,063)	3,401,000	3,401,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $5,695,003 (Collateralized by $5,570,000 Federal Home Loan Bank, 3.38%, 6/24/11, market value $5,814,836)	5,695,000	5,695,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $106,000 (Collateralized by $110,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $111,186)	106,000	106,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,928,000)		11,928,000

TOTAL INVESTMENT SECURITIES
(Cost $46,053,483)—92.7%		48,452,259
Net other assets (liabilities)—7.3%		3,830,814

NET ASSETS—100.0%		$52,283,073

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $5,500,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $450,125)	10	$ 18,603
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $8,777,438)	39	251,882

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index terminating on 1/27/09	$58,529,913	$743,045

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	3.5%
Beverages	1.7%
Biotechnology	1.0%
Building Materials	0.1%
Chemicals	1.1%
Coal	0.2%
Commercial Services	1.3%
Computers	3.1%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.2%
Diversified Financial Services	2.9%
Electric	2.6%
Electrical Components & Equipment	0.3%
Electronics	0.3%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.2%
Food	1.7%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.0%
Healthcare-Services	1.0%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.8%
Internet	1.3%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	0.3%
Media	1.7%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	2.9%
Office/Business Equipment	0.2%
Oil & Gas	8.2%
Oil & Gas Services	1.0%
Packaging & Containers	NM
Pharmaceuticals	5.1%
Pipelines	0.4%
REIT	0.6%
Real Estate	NM
Retail	4.3%
Savings & Loans	0.1%
Semiconductors	1.2%
Software	2.8%
Telecommunications	4.5%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	30.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$46,053,483

Securities, at value	36,524,259
Repurchase agreements, at value	11,928,000

Total Investment Securities, at value	48,452,259
Cash	954
Segregated cash balances with brokers for futures contracts	1,251,013
Dividends and interest receivable	73,449
Unrealized gain on swap agreements	743,045
Receivable for capital shares issued	1,770,281
Receivable for investments sold	158,800
Variation margin on futures contracts	140,938
Prepaid expenses	64

Total Assets	52,590,803

Liabilities:
Payable for investments purchased	225,973
Payable for capital shares redeemed	1,904
Advisory fees payable	18,538
Management services fees payable	2,472
Administration fees payable	1,539
Administrative services fees payable	11,140
Distribution fees payable	10,513
Trustee fees payable	196
Transfer agency fees payable	4,655
Fund accounting fees payable	3,316
Compliance services fees payable	956
Other accrued expenses	26,528

Total Liabilites	307,730

Net Assets	$52,283,073

Net Assets consist of:
Capital	$91,011,461
Accumulated net investment income (loss)	225,919
Accumulated net realized gains (losses) on investments	(42,366,613)
Net unrealized appreciation (depreciation) on investments	3,412,306

Net Assets	$52,283,073

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,780,510

Net Asset Value (offering and redemption price per share)	$6.72

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$607,500
Interest	168,104

Total Investment Income	775,604

Expenses:
Advisory fees	252,922
Management services fees	40,640
Administration fees	12,252
Transfer agency fees	16,473
Administrative services fees	100,810
Distribution fees	84,307
Custody fees	39,632
Fund accounting fees	25,671
Trustee fees	668
Compliance services fees	586
Other fees	33,837

Total Gross Expenses before reductions	607,798
Less Expenses reduced by the Advisor	(58,113)

Total Net Expenses	549,685

Net Investment Income (Loss)	225,919

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,251,052
Net realized gains (losses) on futures contracts	(8,330,734)
Net realized gains (losses) on swap agreements	(11,241,151)
Change in net unrealized appreciation/depreciation on investments	(12,070,133)

Net Realized and Unrealized Gains (Losses) on Investments	(27,390,966)

Change in Net Assets Resulting from Operations	$(27,165,047)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$225,919	$570,814
Net realized gains (losses) on investments	(15,320,833)	(1,235,980)
Change in net unrealized appreciation/depreciation on investments	(12,070,133)	(622,920)

Change in net assets resulting from operations	(27,165,047)	(1,288,086)

Distributions to Shareholders From:
Net investment income	(570,814)	(433,351)
Net realized gains on investments	—	(7,143,757)

Change in net assets resulting from distributions	(570,814)	(7,577,108)

Capital Transactions:
Proceeds from shares issued	428,601,582	919,289,186
Dividends reinvested	518,128	7,577,108
Value of shares redeemed	(411,011,467)	(926,520,111)

Change in net assets resulting from capital transactions	18,108,243	346,183

Change in net assets	(9,627,618)	(8,519,011)
Net Assets:
Beginning of period	61,910,691	70,429,702

End of period	$52,283,073	$61,910,691

Accumulated net investment income (loss)	$225,919	$570,814

Share Transactions:
Issued	35,377,210	37,768,120
Reinvested	36,851	345,513
Redeemed	(30,576,396)	(38,124,598)

Change in shares	4,837,665	(10,965)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$21.04	$23.84	$20.65	$22.84	$22.19

Investment Activities:
Net investment income (loss)(a)	0.09	0.21	0.16	0.05	0.02
Net realized and unrealized gains (losses) on investments	(14.12)	0.12 (b)	4.40	0.49	3.55

Total income (loss) from investment activities	(14.03)	0.33	4.56	0.54	3.57

Distributions to Shareholders From:
Net investment income	(0.29)	(0.18)	(0.09)	(0.02)	—
Net realized gains on investments	—	(2.95)	(1.28)	(2.71)	(2.92)

Total distributions	(0.29)	(3.13)	(1.37)	(2.73)	(2.92)

Net Asset Value, End of Period	$6.72	$21.04	$23.84	$20.65	$22.84

Total Return	(67.40)%	0.85%	23.06%	2.61%	17.18%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.68%	1.75%	1.88%	1.89%
Net expenses	1.63%	1.63%	1.72%	1.88%	1.89%
Net investment income (loss)	0.67%	0.88%	0.74%	0.24%	0.11%

Supplemental Data:
Net assets, end of period (000’s)	$52,283	$61,911	$70,430	$51,738	$96,514
Portfolio turnover rate(c)	909%	916%	1,411%	681%	830%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP UltraMid-Cap

The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to 200% the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2008, the Fund had a total return of –67.48%, compared to a total return of –36.24%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Vertex Pharmaceuticals Inc (+30.78%), WR Berkley Corp (+3.99%), and Church & Dwight Co Inc (+3.79%), while the bottom three performers in this group were New York Community Bancorp (–31.97%), Martine Marietta Materials (–26.79%), and Everest Re Group Ltd (–24.16%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraMid-Cap	5/1/2002	–67.48%	–10.51%	–8.24%	1.69%	1.63%

S&P MidCap 400 Index	5/1/2002	–36.24%	–0.09%	1.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses that correspond to 200% the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	71%
Futures Contracts	44%
Swap Agreements	86%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Vertex Pharmaceuticals, Inc.	0.5%
Health Care REIT, Inc.	0.5%
Everest Re Group, Ltd.	0.5%
W.R. Berkley Corp.	0.5%
New York Community Bancorp	0.5%

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	20%
Industrial	17%
Consumer Cyclical	12%
Utilities	8%
Technology	7%
Energy	6%
Basic Materials	5%
Communications	4%

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2008

Common Stocks (71.2%)
	Shares	Value

3Com Corp.* (Telecommunications)	10,504	$23,949
99 Cents Only Stores* (Retail)	1,212	13,247
ACI Worldwide, Inc.* (Software)	808	12,847
Acxiom Corp. (Software)	1,616	13,106
ADC Telecommunications, Inc.* (Telecommunications)	3,030	16,574
ADTRAN, Inc. (Telecommunications)	1,414	21,040
Advance Auto Parts, Inc. (Retail)	2,424	81,568
Advanced Medical Optics, Inc.* (Healthcare-Products)	1,212	8,011
Advent Software, Inc.* (Software)	404	8,068
Aeropostale, Inc.* (Retail)	1,616	26,018
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,010	42,339
Affymetrix, Inc.* (Biotechnology)	1,818	5,436
AGCO Corp.* (Machinery-Diversified)	2,222	52,417
AGL Resources, Inc. (Gas)	1,818	56,994
Airgas, Inc. (Chemicals)	2,020	78,760
AirTran Holdings, Inc.* (Airlines)	3,030	13,453
Alaska Air Group, Inc.* (Airlines)	808	23,634
Albemarle Corp. (Chemicals)	2,222	49,551
Alberto-Culver Co. (Cosmetics/Personal Care)	2,222	54,461
Alexander & Baldwin, Inc. (Transportation)	1,010	25,311
Alexandria Real Estate Equities, Inc. (REIT)	808	48,755
Alliance Data Systems Corp.* (Commercial Services)	1,616	75,193
Alliant Energy Corp. (Electric)	2,828	82,521
Alliant Techsystems, Inc.* (Aerospace/Defense)	808	69,294
AMB Property Corp. (REIT)	2,424	56,770
American Eagle Outfitters, Inc. (Retail)	5,252	49,159
American Financial Group, Inc. (Insurance)	1,818	41,596
American Greetings Corp.—Class A (Household Products/Wares)	1,010	7,646
AmeriCredit Corp.* (Diversified Financial Services)	3,030	23,149
Ametek, Inc. (Electrical Components & Equipment)	2,626	79,331
AnnTaylor Stores Corp.* (Retail)	1,414	8,159
ANSYS, Inc.* (Software)	2,222	61,972
Apollo Investment Corp. (Investment Companies)	3,636	33,851
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,616	56,948
Aqua America, Inc. (Water)	3,434	70,706
Arch Coal, Inc. (Coal)	3,636	59,230
Arrow Electronics, Inc.* (Electronics)	3,030	57,085
Arthur J. Gallagher & Co. (Insurance)	2,424	62,806
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,818	5,181
Ashland, Inc. (Chemicals)	1,616	16,984
Associated Banc-Corp (Banks)	3,232	67,646
Astoria Financial Corp. (Savings & Loans)	2,020	33,290
Atmel Corp.* (Semiconductors)	11,716	36,671
Avnet, Inc.* (Electronics)	3,838	69,890
Avocent Corp.* (Internet)	1,010	18,089
BancorpSouth, Inc. (Banks)	1,818	42,468
Bank of Hawaii Corp. (Banks)	1,212	54,746
Barnes & Noble, Inc. (Retail)	808	12,120
BE Aerospace, Inc.* (Aerospace/Defense)	2,424	18,641
Beckman Coulter, Inc. (Healthcare-Products)	1,616	71,007
Belo Corp.—Class A (Media)	2,222	3,466
Bill Barrett Corp.* (Oil & Gas)	808	17,073
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	404	30,425
BJ’s Wholesale Club, Inc.* (Retail)	1,414	48,444
Black Hills Corp. (Electric)	808	21,784
Blyth, Inc. (Household Products/Wares)	606	4,751
Bob Evans Farms, Inc. (Retail)	606	12,381
BorgWarner, Inc. (Auto Parts & Equipment)	3,030	65,963
Boyd Gaming Corp. (Lodging)	1,414	6,688
BRE Properties, Inc.—Class A (REIT)	1,212	33,912
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,010	22,139
Brinker International, Inc. (Retail)	2,626	27,678
Broadridge Financial Solutions, Inc. (Software)	3,636	45,595
Brown & Brown, Inc. (Insurance)	3,030	63,327
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,818	33,669
Cabot Corp. (Chemicals)	1,616	24,725
Cadence Design Systems, Inc.* (Computers)	6,666	24,398
Callaway Golf Co. (Leisure Time)	1,616	15,013
Camden Property Trust (REIT)	1,212	37,984
Career Education Corp.* (Commercial Services)	1,818	32,615
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,414	29,270
Carmax, Inc.* (Retail)	5,656	44,569
Carpenter Technology Corp. (Iron/Steel)	1,010	20,745
Cathay Bancorp, Inc. (Banks)	1,212	28,785
Cerner Corp.* (Software)	1,616	62,135
Charles River Laboratories International, Inc.* (Biotechnology)	1,616	42,339
Cheesecake Factory, Inc.* (Retail)	1,414	14,281

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Chemtura Corp. (Chemicals)	6,262	$8,767
Chico’s FAS, Inc.* (Retail)	4,444	18,576
Chipotle Mexican Grill, Inc.—Class A* (Retail)	808	50,080
Church & Dwight, Inc. (Household Products/Wares)	1,818	102,026
Cimarex Energy Co. (Oil & Gas)	2,020	54,096
Cincinnati Bell, Inc.* (Telecommunications)	5,858	11,306
City National Corp. (Banks)	1,010	49,187
Clean Harbors, Inc.* (Environmental Control)	404	25,630
Cliffs Natural Resources, Inc. (Iron/Steel)	2,828	72,425
Coldwater Creek, Inc.* (Retail)	1,212	3,454
Collective Brands, Inc.* (Retail)	1,616	18,940
Commerce Bancshares, Inc. (Banks)	1,616	71,023
Commercial Metals Co. (Metal Fabricate/Hardware)	2,828	33,568
Commscope, Inc.* (Telecommunications)	1,818	28,252
Community Health Systems, Inc.* (Healthcare-Services)	2,424	35,342
Comstock Resources, Inc.* (Oil & Gas)	1,010	47,723
Con-way, Inc. (Transportation)	1,010	26,866
Copart, Inc.* (Retail)	1,616	43,939
Corinthian Colleges, Inc.* (Commercial Services)	2,222	36,374
Corn Products International, Inc. (Food)	1,818	52,449
Corrections Corp. of America* (Commercial Services)	3,232	52,876
Cousins Properties, Inc. (REIT)	1,010	13,989
Covance, Inc.* (Healthcare-Services)	1,616	74,384
Crane Co. (Miscellaneous Manufacturing)	1,212	20,895
Cree Research, Inc.* (Semiconductors)	2,222	35,263
Cullen/Frost Bankers, Inc. (Banks)	1,414	71,662
Cytec Industries, Inc. (Chemicals)	1,212	25,719
Deluxe Corp. (Commercial Services)	1,212	18,132
Denbury Resources, Inc.* (Oil & Gas)	6,464	70,587
DeVry, Inc. (Commercial Services)	1,414	81,178
Dick’s Sporting Goods, Inc.* (Retail)	2,222	31,352
Diebold, Inc. (Computers)	1,616	45,393
Digital River, Inc.* (Internet)	808	20,038
Dollar Tree, Inc.* (Retail)	2,222	92,880
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,818	61,176
DPL, Inc. (Electric)	3,030	69,205
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,818	45,923
DST Systems, Inc.* (Computers)	1,010	38,360
Duke-Weeks Realty Corp. (REIT)	3,838	42,064
Dycom Industries, Inc.* (Engineering & Construction)	1,010	8,302
Eaton Vance Corp. (Diversified Financial Services)	3,030	63,660
Edwards Lifesciences Corp.* (Healthcare-Products)	1,414	77,699
Encore Acquisition Co.* (Oil & Gas)	1,212	30,930
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,030	78,416
Energen Corp. (Gas)	1,818	53,322
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,414	76,554
Equity One, Inc. (REIT)	808	14,302
Essex Property Trust, Inc. (REIT)	606	46,511
Everest Re Group, Ltd.ADR (Insurance)	1,414	107,662
Exterran Holdings, Inc.* (Oil & Gas Services)	1,616	34,421
F5 Networks, Inc.* (Internet)	2,020	46,177
FactSet Research Systems, Inc. (Computers)	1,010	44,682
Fair Isaac Corp. (Software)	1,212	20,434
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,232	15,804
Federal Realty Investment Trust (REIT)	1,414	87,781
Federal Signal Corp. (Miscellaneous Manufacturing)	1,212	9,951
Ferro Corp. (Chemicals)	1,010	7,121
Fidelity National Title Group, Inc.—Class A (Insurance)	5,454	96,809
First American Financial Corp. (Insurance)	2,424	70,029
First Niagara Financial Group, Inc. (Savings & Loans)	3,030	48,995
FirstMerit Corp. (Banks)	2,020	41,592
Flowers Foods, Inc. (Food)	2,020	49,207
FMC Corp. (Chemicals)	1,818	81,319
FMC Technologies, Inc.* (Oil & Gas Services)	3,232	77,019
Foot Locker, Inc. (Retail)	4,040	29,654
Forest Oil Corp.* (Oil & Gas)	2,424	39,972
Frontier Oil Corp. (Oil & Gas)	2,626	33,166
FTI Consulting, Inc.* (Commercial Services)	1,212	54,152
Fulton Financial Corp. (Banks)	4,444	42,751
Furniture Brands International, Inc. (Home Furnishings)	1,010	2,232
Gartner Group, Inc.* (Commercial Services)	1,414	25,212
GATX Corp. (Trucking & Leasing)	1,212	37,536
Gen-Probe, Inc.* (Healthcare-Products)	1,414	60,576
Gentex Corp. (Electronics)	3,636	32,106
Global Payments, Inc. (Software)	2,020	66,236
Graco, Inc. (Machinery-Diversified)	1,414	33,554
Granite Construction, Inc. (Engineering & Construction)	808	35,495
Great Plains Energy, Inc. (Electric)	3,030	58,570
Greif, Inc.—Class A (Packaging & Containers)	808	27,011
GUESS?, Inc. (Apparel)	1,414	21,705
Hanesbrands, Inc.* (Apparel)	2,424	30,906
Hanover Insurance Group, Inc. (Insurance)	1,212	52,080
Hansen Natural Corp.* (Beverages)	1,818	60,958
Harsco Corp. (Miscellaneous Manufacturing)	2,020	55,914
Harte-Hanks, Inc. (Advertising)	808	5,042
Hawaiian Electric Industries, Inc. (Electric)	2,222	49,195
HCC Insurance Holdings, Inc. (Insurance)	2,828	75,649
Health Care REIT, Inc. (REIT)	2,626	110,817
Health Management Associates, Inc.—Class A* (Healthcare-Services)	6,262	11,209
Health Net, Inc.* (Healthcare-Services)	2,626	28,597
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,222	16,087
Helmerich & Payne, Inc. (Oil & Gas)	2,626	59,742
Henry Schein, Inc.* (Healthcare-Products)	2,222	81,525
Herman Miller, Inc. (Office Furnishings)	1,212	15,792
Highwoods Properties, Inc. (REIT)	1,616	44,214
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,616	26,599
HNI Corp. (Office Furnishings)	1,010	15,998
Hologic, Inc.* (Healthcare-Products)	6,666	87,125
Horace Mann Educators Corp. (Insurance)	1,010	9,282
Hormel Foods Corp. (Food)	1,818	56,503
Hospitality Properties Trust (REIT)	2,424	36,045
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,212	2,085
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,414	46,210
IDACORP, Inc. (Electric)	1,010	29,745
IDEX Corp. (Machinery-Diversified)	2,020	48,783
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,414	51,017
Imation Corp. (Computers)	606	8,223
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,242	56,800
Integrated Device Technology, Inc.* (Semiconductors)	4,242	23,798
International Rectifier Corp.* (Semiconductors)	1,818	24,543
International Speedway Corp. (Entertainment)	606	17,410
Intersil Corp.—Class A (Semiconductors)	3,030	27,846
ITT Educational Services, Inc.* (Commercial Services)	808	76,744
J. Crew Group, Inc.* (Retail)	1,212	14,786
J.B. Hunt Transport Services, Inc. (Transportation)	2,020	53,065
Jack Henry & Associates, Inc. (Computers)	2,020	39,208
Jefferies Group, Inc. (Diversified Financial Services)	3,030	42,602
JetBlue Airways Corp.* (Airlines)	4,646	32,987
John Wiley & Sons, Inc. (Media)	1,010	35,936

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Jones Lang LaSalle, Inc. (Real Estate)	808	$22,382
Joy Global, Inc. (Machinery-Construction & Mining)	2,626	60,109
Kansas City Southern Industries, Inc.* (Transportation)	2,222	42,329
KBR, Inc. (Engineering & Construction)	4,040	61,408
Kelly Services, Inc.—Class A (Commercial Services)	606	7,884
Kennametal, Inc. (Hand/Machine Tools)	1,818	40,341
Kindred Healthcare, Inc.* (Healthcare-Services)	606	7,890
Kinetic Concepts, Inc.* (Healthcare-Products)	1,414	27,121
Korn/Ferry International* (Commercial Services)	1,010	11,534
Lam Research Corp.* (Semiconductors)	3,232	68,777
Lamar Advertising Co.* (Advertising)	1,818	22,834
Lancaster Colony Corp. (Miscellaneous Manufacturing)	404	13,857
Lender Processing Services, Inc. (Diversified Financial Services)	2,020	59,489
Liberty Property Trust (REIT)	2,424	55,340
Life Time Fitness, Inc.* (Leisure Time)	808	10,464
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,212	27,682
Lincare Holdings, Inc.* (Healthcare-Services)	1,818	48,959
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,010	51,439
LKQ Corp.* (Distribution/Wholesale)	3,434	40,040
Louisiana-Pacific Corp. (Forest Products & Paper)	2,222	3,466
Lubrizol Corp. (Chemicals)	1,616	58,806
M.D.C. Holdings, Inc. (Home Builders)	808	24,482
Mack-Cali Realty Corp. (REIT)	1,616	39,592
Macrovision Solutions Corp.* (Entertainment)	2,020	25,553
Manpower, Inc. (Commercial Services)	2,020	68,660
ManTech International Corp.—Class A* (Software)	404	21,893
Mariner Energy, Inc.* (Oil & Gas)	2,222	22,664
Martin Marietta Materials (Building Materials)	1,010	98,051
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,212	37,269
Masimo Corp.* (Healthcare-Products)	1,212	36,154
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	606	22,228
MDU Resources Group, Inc. (Electric)	4,646	100,261
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,414	19,655
Mentor Graphics Corp.* (Computers)	2,222	11,488
Mercury General Corp. (Insurance)	808	37,160
Metavante Technologies, Inc.* (Software)	2,222	35,796
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	808	54,459
Mine Safety Appliances Co. (Environmental Control)	606	14,489
Minerals Technologies, Inc. (Chemicals)	404	16,524
Modine Manufacturing Co. (Auto Parts & Equipment)	808	3,935
Mohawk Industries, Inc.* (Textiles)	1,414	60,760
MPS Group, Inc.* (Commercial Services)	2,222	16,732
MSC Industrial Direct Co.—Class A (Retail)	1,010	37,198
National Fuel Gas Co. (Pipelines)	2,020	63,287
National Instruments Corp. (Computers)	1,414	34,445
Nationwide Health Properties, Inc. (REIT)	2,424	69,617
Navigant Consulting Co.* (Commercial Services)	1,212	19,234
NBTY, Inc.* (Pharmaceuticals)	1,414	22,129
NCR Corp.* (Computers)	4,040	57,126
Netflix, Inc.* (Internet)	1,010	30,189
NeuStar, Inc.* (Telecommunications)	2,020	38,643
New York Community Bancorp (Savings & Loans)	8,888	106,301
Newfield Exploration Co.* (Oil & Gas)	3,434	67,822
Nordson Corp. (Machinery-Diversified)	808	26,090
Northeast Utilities System (Electric)	4,040	97,202
NSTAR (Electric)	2,626	95,823
NV Energy, Inc. (Electric)	6,060	59,933
NVR, Inc.* (Home Builders)	202	92,163
O’Reilly Automotive, Inc.* (Retail)	3,434	105,561
Oceaneering International, Inc.* (Oil & Gas Services)	1,414	41,204
OGE Energy Corp. (Electric)	2,424	62,491
Old Republic International Corp. (Insurance)	5,858	69,827
Olin Corp. (Chemicals)	1,818	32,869
OMEGA Healthcare Investors, Inc. (REIT)	2,020	32,259
Omnicare, Inc. (Pharmaceuticals)	2,626	72,898
ONEOK, Inc. (Gas)	2,626	76,469
Oshkosh Truck Corp. (Auto Manufacturers)	1,818	16,162
Overseas Shipholding Group, Inc. (Transportation)	606	25,519
Pacific Sunwear of California, Inc.* (Retail)	1,616	2,569
Packaging Corp. of America (Packaging & Containers)	2,626	35,346
PacWest Bancorp (Banks)	606	16,301
Palm, Inc.* (Computers)	2,828	8,682
Parametric Technology Corp.* (Software)	3,030	38,330
Patriot Coal Corp.* (Coal)	1,616	10,100
Patterson-UTI Energy, Inc. (Oil & Gas)	4,040	46,500
Pentair, Inc. (Miscellaneous Manufacturing)	2,424	57,376
PepsiAmericas, Inc. (Beverages)	1,414	28,789
Perrigo Co. (Pharmaceuticals)	2,020	65,266
PetSmart, Inc. (Retail)	3,232	59,630
Pharmaceutical Product Development, Inc. (Commercial Services)	3,030	87,900
Phillips-Van Heusen Corp. (Apparel)	1,212	24,398
Plains Exploration & Production Co.* (Oil & Gas)	2,626	61,028
Plantronics, Inc. (Telecommunications)	1,212	15,998
PMI Group, Inc. (Insurance)	1,616	3,151
PNM Resources, Inc. (Electric)	2,222	22,398
Polycom, Inc.* (Telecommunications)	2,020	27,290
Potlatch Corp. (Forest Products & Paper)	1,010	26,270
Priceline.com, Inc.* (Internet)	1,010	74,387
Pride International, Inc.* (Oil & Gas)	4,444	71,015
Protective Life Corp. (Insurance)	1,818	26,088
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,414	39,380
Puget Energy, Inc. (Electric)	3,232	88,137
Quanta Services, Inc.* (Commercial Services)	5,050	99,990
Quicksilver Resources, Inc.* (Oil & Gas)	2,828	15,752
Ralcorp Holdings, Inc.* (Food)	1,414	82,578
Raymond James Financial Corp. (Diversified Financial Services)	2,424	41,523
Rayonier, Inc. (Forest Products & Paper)	2,020	63,327
Realty Income Corp. (REIT)	2,626	60,792
Regency Centers Corp. (REIT)	1,818	84,901
Regis Corp. (Retail)	1,010	14,675
Reinsurance Group of America, Inc. (Insurance)	1,818	77,847
Reliance Steel & Aluminum Co. (Iron/Steel)	1,616	32,223
Rent-A-Center, Inc.* (Commercial Services)	1,616	28,522
ResMed, Inc.* (Healthcare-Products)	1,818	68,139
RF Micro Devices, Inc.* (Telecommunications)	6,868	5,357
Rollins, Inc. (Commercial Services)	1,010	18,261
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,222	96,457
Ross Stores, Inc. (Retail)	3,232	96,087
RPM, Inc. (Chemicals)	3,232	42,953
Ruddick Corp. (Food)	1,010	27,927
SAIC, Inc.* (Commercial Services)	5,252	102,309
Saks, Inc.* (Retail)	3,636	15,926
Scholastic Corp. (Media)	606	8,229
Scientific Games Corp.—Class A* (Entertainment)	1,616	28,345
SEI Investments Co. (Software)	3,434	53,948
Semtech Corp.* (Semiconductors)	1,414	15,936
Sensient Technologies Corp. (Chemicals)	1,212	28,943
Sepracor, Inc.* (Pharmaceuticals)	2,828	31,051
Service Corp. International (Commercial Services)	6,666	33,130
Shaw Group, Inc.* (Engineering & Construction)	2,020	41,349
Silicon Laboratories, Inc.* (Semiconductors)	1,010	25,028
SL Green Realty Corp. (REIT)	1,414	36,623
Smithfield Foods, Inc.* (Food)	3,030	42,632
Sonoco Products Co. (Packaging & Containers)	2,424	56,140
Sotheby’s (Commercial Services)	1,616	14,366

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Southern Union Co. (Gas)	3,232	$42,145
SPX Corp. (Miscellaneous Manufacturing)	1,414	57,338
SRA International, Inc.—Class A* (Computers)	1,010	17,423
StanCorp Financial Group, Inc. (Insurance)	1,212	50,625
Steel Dynamics, Inc. (Iron/Steel)	4,040	45,167
STERIS Corp. (Healthcare-Products)	1,414	33,780
Strayer Education, Inc. (Commercial Services)	202	43,311
Superior Energy Services, Inc.* (Oil & Gas Services)	2,020	32,179
SVB Financial Group* (Banks)	808	21,194
Sybase, Inc.* (Software)	2,020	50,035
Synopsys, Inc.* (Computers)	3,636	67,339
Synovus Financial Corp. (Banks)	7,272	60,358
TCF Financial Corp. (Banks)	2,828	38,630
Tech Data Corp.* (Distribution/Wholesale)	1,212	21,622
Techne Corp. (Healthcare-Products)	808	52,132
Teleflex, Inc. (Miscellaneous Manufacturing)	1,010	50,601
Telephone & Data Systems, Inc. (Telecommunications)	2,626	83,376
Temple-Inland, Inc. (Forest Products & Paper)	2,626	12,605
Terex Corp.* (Machinery-Construction & Mining)	2,424	41,984
Terra Industries, Inc. (Chemicals)	2,626	43,775
The Brink’s Co. (Miscellaneous Manufacturing)	1,010	27,149
The Colonial BancGroup, Inc. (Banks)	5,252	10,872
The Corporate Executive Board Co. (Commercial Services)	808	17,824
The Macerich Co. (REIT)	1,818	33,015
The Ryland Group, Inc. (Home Builders)	1,010	17,847
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,010	30,017
The Timberland Co.—Class A* (Apparel)	1,010	11,666
The Warnaco Group, Inc.* (Apparel)	1,212	23,792
Thomas & Betts Corp.* (Electronics)	1,414	33,809
Thor Industries, Inc. (Home Builders)	808	10,649
Thoratec Corp.* (Healthcare-Products)	1,414	45,941
Tidewater, Inc. (Oil & Gas Services)	1,212	48,807
Timken Co. (Metal Fabricate/Hardware)	2,222	43,618
Toll Brothers, Inc.* (Home Builders)	3,232	69,262
Tootsie Roll Industries, Inc. (Food)	606	15,520
Trimble Navigation, Ltd.* (Electronics)	3,030	65,478
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,020	31,835
Tupperware Corp. (Household Products/Wares)	1,616	36,683
UDR, Inc. (REIT)	3,434	47,355
UGI Corp. (Gas)	2,626	64,127
Under Armour, Inc.—Class A* (Retail)	808	19,263
Unit Corp.* (Oil & Gas)	1,212	32,385
United Rentals, Inc.* (Commercial Services)	1,414	12,896
United Therapeutics Corp.* (Pharmaceuticals)	606	37,905
Unitrin, Inc. (Insurance)	1,212	19,319
Universal Corp. (Agriculture)	606	18,101
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,212	45,535
Urban Outfitters, Inc.* (Retail)	2,828	42,363
URS Corp.* (Engineering & Construction)	2,020	82,355
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,020	46,258
Valley National Bancorp (Banks)	3,232	65,448
Valspar Corp. (Chemicals)	2,424	43,850
ValueClick, Inc.* (Internet)	2,222	15,198
Varian, Inc.* (Electronics)	606	20,307
VCA Antech, Inc.* (Pharmaceuticals)	2,020	40,158
Vectren Corp. (Gas)	2,020	50,520
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,838	116,598
Vishay Intertechnology, Inc.* (Electronics)	4,848	16,580
W.R. Berkley Corp. (Insurance)	3,434	106,454
Wabtec Corp. (Machinery-Diversified)	1,212	48,177
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,020	31,229
Washington Federal, Inc. (Savings & Loans)	2,222	33,241
Waste Connections, Inc.* (Environmental Control)	2,020	63,771
Webster Financial Corp. (Banks)	1,212	16,701
Weingarten Realty Investors (REIT)	2,020	41,794
WellCare Health Plans, Inc.* (Healthcare-Services)	1,010	12,989
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	10,908	53,886
Werner Enterprises, Inc. (Transportation)	1,010	17,513
Westamerica Bancorp (Banks)	606	30,997
Westar Energy, Inc. (Electric)	2,828	58,002
Western Digital Corp.* (Computers)	5,656	64,761
WGL Holdings, Inc. (Gas)	1,212	39,620
Williams Sonoma, Inc. (Retail)	2,222	17,465
Wilmington Trust Corp. (Banks)	1,616	35,940
Wind River Systems, Inc.* (Software)	1,616	14,592
Woodward Governor Co. (Electronics)	1,414	32,550
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,414	15,582
YRC Worldwide, Inc.* (Transportation)	1,414	4,058
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,616	32,740

TOTAL COMMON STOCKS
(Cost $14,199,673)		16,420,633

Repurchase Agreements (22.6%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,192,001 (Collateralized by $1,215,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,221,237)	$1,192,000	1,192,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,490,001 (Collateralized by $1,447,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $1,521,547)	1,490,000	1,490,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $2,490,001 (Collateralized by $2,405,000 of various Federal Home Loan Bank Securities, 3.38%–5.13%, 9/10/10–6/24/11, market value $2,545,822)	2,490,000	2,490,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $45,000 (Collateralized by $50,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $50,539)	45,000	45,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,217,000)		5,217,000

TOTAL INVESTMENT SECURITIES
(Cost $19,416,673)—93.8%		21,637,633
Net other assets (liabilities)—6.2%		1,424,639

NET ASSETS—100.0%		$23,062,272

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $2,100,000.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2008

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $21,096,950)	79	$921,970

Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $11,002,460)	206	(373,140)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 1/27/09	$19,892,338	$505,280

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	3.4%
Beverages	0.4%
Biotechnology	0.8%
Building Materials	0.4%
Chemicals	2.4%
Coal	0.3%
Commercial Services	4.6%
Computers	1.9%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.5%
Diversified Financial Services	1.4%
Electric	4.0%
Electrical Components & Equipment	1.0%
Electronics	1.3%
Engineering & Construction	1.1%
Entertainment	0.5%
Environmental Control	0.5%
Food	1.4%
Forest Products & Paper	0.5%
Gas	1.6%
Hand/Machine Tools	0.4%
Healthcare-Products	3.1%
Healthcare-Services	1.4%
Home Builders	0.9%
Home Furnishings	NM
Household Products/Wares	0.7%
Insurance	4.2%
Internet	0.9%
Investment Companies	0.1%
Iron/Steel	0.7%
Leisure Time	0.1%
Lodging	NM
Machinery-Construction & Mining	0.6%
Machinery-Diversified	0.9%
Media	0.2%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.2%
Oil & Gas	2.9%
Oil & Gas Services	1.0%
Packaging & Containers	0.5%
Pharmaceuticals	1.8%
Pipelines	0.3%
REIT	4.8%
Real Estate	0.1%
Retail	4.9%
Retail-Restaurants	0.2%
Savings & Loans	0.9%
Semiconductors	1.3%
Software	2.4%
Telecommunications	1.2%
Textiles	0.3%
Toys/Games/Hobbies	0.2%
Transportation	0.8%
Trucking & Leasing	0.2%
Water	0.3%
Other**	28.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$19,416,673

Securities, at value	16,420,633
Repurchase agreements, at value	5,217,000

Total Investment Securities, at value	21,637,633
Segregated cash balances with brokers for futures contracts	1,529,010
Dividends and interest receivable	20,117
Receivable for investments sold	207,881
Unrealized gain on swap agreements	505,280
Variation margin on futures contracts	194,670
Prepaid expenses	64

Total Assets	24,094,655

Liabilities:
Cash overdraft	381
Payable for investments purchased	501,949
Payable for capital shares redeemed	488,095
Advisory fees payable	7,439
Management services fees payable	992
Administration fees payable	812
Administrative services fees payable	6,296
Distribution fees payable	4,728
Trustee fees payable	103
Transfer agency fees payable	2,616
Fund accounting fees payable	1,725
Compliance services fees payable	498
Other accrued expenses	16,749

Total Liabilities	1,032,383

Net Assets	$23,062,272

Net Assets consist of:
Capital	$50,448,313
Accumulated net investment income (loss)	12,162
Accumulated net realized gains (losses) on investments	(30,673,273)
Net unrealized appreciation (depreciation) on investments	3,275,070

Net Assets	$23,062,272

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,081,718

Net Asset Value (offering and redemption price per share)	$11.08

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$368,891
Interest	201,979

Total Investment Income	570,870

Expenses:
Advisory fees	257,074
Management services fees	41,404
Administration fees	11,816
Transfer agency fees	15,413
Administrative services fees	116,095
Distribution fees	85,691
Custody fees	18,825
Fund accounting fees	23,491
Trustee fees	639
Compliance services fees	1,116
Other fees	32,594

Total Gross Expenses before reductions	604,158
Less Expenses reduced by the Advisor	(45,450)

Total Net Expenses	558,708

Net Investment Income (Loss)	12,162

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,765,508)
Net realized gains (losses) on futures contracts	(6,112,159)
Net realized gains (losses) on swap agreements	(14,808,168)
Change in net unrealized appreciation/depreciation on investments	(5,701,673)

Net Realized and Unrealized Gains (Losses) on Investments	(29,387,508)

Change in Net Assets Resulting from Operations	$(29,375,346)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$12,162	$399,998
Net realized gains (losses) on investments	(23,685,835)	2,207,264
Change in net unrealized appreciation/depreciation on investments	(5,701,673)	(4,068,097)

Change in net assets resulting from operations	(29,375,346)	(1,460,835)

Distributions to Shareholders From:
Net investment income	(399,998)	(274,072)
Net realized gains on investments	—	(2,076,375)

Change in net assets resulting from distributions	(399,998)	(2,350,447)

Capital Transactions:
Proceeds from shares issued	414,463,563	958,567,915
Dividends reinvested	369,369	2,037,864
Value of shares redeemed	(427,245,891)	(971,163,317)

Change in net assets resulting from capital transactions	(12,412,959)	(10,557,538)

Change in net assets	(42,188,303)	(14,368,820)
Net Assets:
Beginning of period	65,250,575	79,619,395

End of period	$23,062,272	$65,250,575

Accumulated net investment income (loss)	$12,162	$399,998

Share Transactions:
Issued	18,199,023	25,349,734
Reinvested	13,675	57,632
Redeemed	(18,023,640)	(25,902,812)

Change in shares	189,058	(495,446)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$34.48	$33.34	$37.93	$35.37	$29.46

Investment Activities:
Net investment income (loss)(a)	0.01	0.18	0.13	(0.09)	(0.23)
Net realized and unrealized gains (losses) on investments	(23.09)	1.84 (b)	2.96	6.29	8.14

Total income (loss) from investment activities	(23.08)	2.02	3.09	6.20	7.91

Distributions to Shareholders From:
Net investment income	(0.32)	(0.10)	—	—	—
Net realized gains on investments	—	(0.78)	(7.68)	(3.64)	(2.00)

Total distributions	(0.32)	(0.88)	(7.68)	(3.64)	(2.00)

Net Asset Value, End of Period	$11.08	$34.48	$33.34	$37.93	$35.37

Total Return	(67.48)%	6.00%	10.64%	17.89%	27.70%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.69%	1.76%	1.91%	1.94%
Net expenses	1.63%	1.63%	1.73%	1.91%	1.94%
Net investment income (loss)	0.04%	0.47%	0.34%	(0.25)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$23,062	$65,251	$79,619	$87,717	$88,463
Portfolio turnover rate(c)	496%	501%	612%	692%	602%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP UltraSmall-Cap

The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to 200% the daily performance of the Russell 2000® Index. For the year ended December 31, 2008, the Fund had a total return of –66.18%, compared to a total return of –33.80%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Myriad Genetics Inc (+42.74%), Comstock Resources Inc (+38.97%), and Piedmont Natural Gas Co (+21.06%), while the bottom three performers in this group were ITC Holdings Corp (–22.58%), Westar Energy Inc (–20.93%), and OSI Pharmaceuticals Inc (–19.50%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from October 18, 1999 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraSmall-Cap	10/18/1999	–66.18%	–13.51%	–7.71%	1.73%	1.63%

Russell 2000 Index	10/18/1999	–33.80%	–0.89%	3.58%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses that correspond to 200% the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	65%
Futures Contracts	85%
Swap Agreements	51%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Myriad Genetics, Inc.	0.3%
New Jersey Resources Corp.	0.3%
Laclede Group, Inc.	0.3%
Royal Gold, Inc.	0.3%
Alexion Pharmaceuticals, Inc.	0.3%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	23%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks (65.0%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	738	$7,993
AAR Corp.* (Aerospace/Defense)	1,230	22,644
Aaron Rents, Inc. (Commercial Services)	1,107	29,468
Abaxis, Inc.* (Healthcare-Products)	738	11,830
ABIOMED, Inc.* (Healthcare-Products)	1,353	22,216
AbitibiBowater, Inc.* (Forest Products & Paper)	1,476	694
ABM Industries, Inc. (Commercial Services)	1,353	25,775
Acadia Realty Trust (REIT)	1,845	26,328
ACI Worldwide, Inc.* (Software)	984	15,646
Acorda Therapeutics, Inc.* (Biotechnology)	984	20,182
Actel Corp.* (Semiconductors)	1,599	18,740
Actuant Corp.—Class A (Miscellaneous Manufacturing)	1,476	28,074
Acuity Brands, Inc. (Miscellaneous Manufacturing)	861	30,058
Acxiom Corp. (Software)	2,337	18,953
Administaff, Inc. (Commercial Services)	738	15,970
ADTRAN, Inc. (Telecommunications)	1,722	25,623
Aeropostale, Inc.* (Retail)	1,476	23,764
Affymetrix, Inc.* (Biotechnology)	2,091	6,252
Agilysys, Inc. (Computers)	1,845	7,915
Agree Realty Corp. (REIT)	1,107	20,070
Alaska Communications Systems Group, Inc. (Telecommunications)	2,460	23,075
Albany International Corp.—Class A (Machinery-Diversified)	1,107	14,170
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,722	62,319
Align Technology, Inc.* (Healthcare-Products)	1,968	17,220
Alkermes, Inc.* (Pharmaceuticals)	2,583	27,509
Alliance One International, Inc.* (Agriculture)	2,829	8,317
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	984	5,412
Allscripts Healthcare Solutions, Inc. (Software)	1,845	18,302
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	984	24,334
Altra Holdings, Inc.* (Machinery-Diversified)	1,722	13,621
AMAG Pharmaceuticals, Inc.* (Biotechnology)	615	22,048
AMCOL International Corp. (Mining)	738	15,461
Amedisys, Inc.* (Healthcare-Services)	615	25,424
American Equity Investment Life Holding Co. (Insurance)	2,706	18,942
American Greetings Corp.—Class A (Household Products/Wares)	1,722	13,036
American Medical Systems Holdings, Inc.* (Healthcare-Products)	2,214	19,904
American Oriental Bioengineering, Inc.* (Biotechnology)	1,845	12,528
American Reprographics Co.* (Software)	1,353	9,336
American States Water Co. (Water)	1,230	40,565
American Superconductor Corp.* (Electrical Components & Equipment)	984	16,049
Amerigon, Inc.* (Auto Parts & Equipment)	1,968	6,416
AMERIGROUP Corp.* (Healthcare-Services)	1,230	36,310
Amerisafe, Inc.* (Insurance)	1,845	37,878
Amkor Technology, Inc.* (Semiconductors)	2,706	5,899
AMN Healthcare Services, Inc.* (Commercial Services)	1,599	13,528
ANADIGICS, Inc.* (Semiconductors)	2,091	3,095
AngioDynamics, Inc.* (Healthcare-Products)	1,107	15,155
Anixter International, Inc.* (Telecommunications)	615	18,524
Apogee Enterprises, Inc. (Building Materials)	984	10,194
Apollo Investment Corp. (Investment Companies)	3,936	36,644
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,107	20,944
Applied Micro Circuits Corp.* (Semiconductors)	3,075	12,085
Arbitron, Inc. (Commercial Services)	738	9,801
Arch Chemicals, Inc. (Chemicals)	738	19,240
Arena Resources, Inc.* (Oil & Gas)	738	20,730
Ares Capital Corp. (Investment Companies)	4,305	27,251
Argo Group International Holdings, Ltd.ADR* (Insurance)	1,107	37,549
Ariba, Inc.* (Internet)	2,337	16,850
Arkansas Best Corp. (Transportation)	738	22,221
Arris Group, Inc.* (Telecommunications)	3,198	25,424
ArthroCare Corp.* (Healthcare-Products)	615	2,934
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,722	4,908
Asbury Automotive Group, Inc. (Retail)	1,968	8,994
Aspen Insurance Holdings, Ltd.ADR (Insurance)	2,214	53,689
Associated Estates Realty Corp. (REIT)	1,968	17,968
Assured Guaranty, Ltd.ADR (Insurance)	1,599	18,229
ATC Technology Corp.* (Auto Parts & Equipment)	984	14,396
Atheros Communications* (Telecommunications)	1,353	19,361
Atlas America, Inc. (Oil & Gas)	984	14,612

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

ATP Oil & Gas Corp.* (Oil & Gas)	615	$3,598
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	1,107	31,483
Avista Corp. (Electric)	2,829	54,826
Avocent Corp.* (Internet)	1,353	24,232
Baldor Electric Co. (Hand/Machine Tools)	1,107	19,760
Bally Technologies, Inc.* (Entertainment)	1,230	29,557
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	1,722	24,728
Bank Mutual Corp. (Banks)	3,075	35,485
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,230	17,835
Basic Energy Services, Inc.* (Oil & Gas Services)	984	12,831
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,968	27,316
Belden, Inc. (Electrical Components & Equipment)	984	20,546
Belo Corp.—Class A (Media)	3,690	5,756
Benchmark Electronics, Inc.* (Electronics)	1,968	25,131
Berry Petroleum Co.—Class A (Oil & Gas)	738	5,579
Bill Barrett Corp.* (Oil & Gas)	738	15,594
BioMed Realty Trust, Inc. (REIT)	1,845	21,623
Blackboard, Inc.* (Software)	738	19,358
Blount International, Inc.* (Machinery-Diversified)	1,968	18,657
Blue Coat Systems, Inc.* (Internet)	984	8,266
Bob Evans Farms, Inc. (Retail)	1,230	25,129
Borders Group, Inc.* (Retail)	2,337	935
Bowne& Co., Inc. (Commercial Services)	1,476	8,679
BPZ Resources, Inc.* (Oil & Gas)	1,230	7,872
Brady Corp.—Class A (Electronics)	1,230	29,458
Briggs& Stratton Corp. (Machinery-Diversified)	1,968	34,617
Brigham Exploration Co.* (Oil & Gas)	1,230	3,936
Bronco Drilling Co., Inc.* (Oil & Gas)	1,968	12,713
Brookline Bancorp, Inc. (Savings & Loans)	3,813	40,608
Brooks Automation, Inc.* (Semiconductors)	2,829	16,436
Bruker Corp.* (Healthcare-Products)	1,476	5,963
Brunswick Corp. (Leisure Time)	2,583	10,874
Brush Engineered Materials, Inc.* (Mining)	738	9,387
Calgon Carbon Corp.* (Environmental Control)	1,230	18,893
California Pizza Kitchen, Inc.* (Retail)	1,968	21,097
California Water Service Group (Water)	1,230	57,109
Callaway Golf Co. (Leisure Time)	2,214	20,568
Callon Petroleum Co.* (Oil & Gas)	984	2,558
Cano Petroleum, Inc.* (Oil & Gas)	1,476	649
Capital Lease Funding, Inc. (REIT)	3,321	5,745
Capstead Mortgage Corp. (REIT)	1,722	18,546
Capstone Turbine Corp.* (Electrical Components & Equipment)	3,567	2,996
CARBO Ceramics, Inc. (Oil & Gas Services)	615	21,851
Carrizo Oil & Gas, Inc.* (Oil & Gas)	615	9,902
Carter’s, Inc.* (Apparel)	1,599	30,797
Casey’s General Stores, Inc. (Retail)	1,353	30,808
Cash America International, Inc. (Retail)	738	20,184
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,107	26,955
Cathay Bancorp, Inc. (Banks)	2,583	61,346
Cavium Networks, Inc.* (Semiconductors)	861	9,049
Cbeyond, Inc.* (Telecommunications)	984	15,724
Cedar Shopping Centers, Inc. (REIT)	3,690	26,125
Celera Corp.* (Biotechnology)	2,460	27,380
Centene Corp.* (Healthcare-Services)	1,107	21,819
Centennial Communications Corp.* (Telecommunications)	2,337	18,836
Central Pacific Financial Corp. (Banks)	2,091	20,994
Central Vermont Public Service Corp. (Electric)	1,230	29,348
Cenveo, Inc.* (Commercial Services)	1,722	7,663
Cepheid, Inc.* (Healthcare-Products)	1,353	14,044
Ceradyne, Inc.* (Miscellaneous Manufacturing)	738	14,989
Charlotte Russe Holding, Inc.* (Retail)	1,230	7,983
Charming Shoppes, Inc.* (Retail)	3,198	7,803
Chart Industries, Inc.* (Machinery-Diversified)	738	7,845
Chattem, Inc.* (Cosmetics/Personal Care)	492	35,193
Checkpoint Systems, Inc.* (Electronics)	1,230	12,103
Cheesecake Factory, Inc.* (Retail)	2,460	24,846
Chemed Corp. (Commercial Services)	615	24,459
Chesapeake Utilities Corp. (Oil & Gas Services)	1,107	34,848
Chico’s FAS, Inc.* (Retail)	3,567	14,910
Cirrus Logic, Inc.* (Semiconductors)	2,829	7,582
CKE Restaurants, Inc. (Retail)	2,214	19,218
Clarcor, Inc. (Miscellaneous Manufacturing)	1,230	40,811
Clean Harbors, Inc.* (Environmental Control)	369	23,409
Cleco Corp. (Electric)	1,968	44,929
Coeur d’Alene Mines Corp.* (Mining)	7,749	6,819
Cogdell Spencer, Inc. (REIT)	1,353	12,664
Cogent Communications Group, Inc.* (Internet)	1,353	8,835
Cogent, Inc.* (Electronics)	1,845	25,037
Cognex Corp. (Machinery-Diversified)	1,353	20,024
Coinstar, Inc.* (Commercial Services)	861	16,798
Collective Brands, Inc.* (Retail)	1,722	20,182
Colonial Properties Trust (REIT)	1,845	15,369
Comfort Systems USA, Inc. (Building Materials)	2,091	22,165
Community Bank System, Inc. (Banks)	1,722	42,000
Commvault Systems, Inc.* (Software)	1,353	18,144
Compass Minerals International, Inc. (Mining)	615	36,076
Complete Production Services, Inc.* (Oil & Gas Services)	1,230	10,025
comScore, Inc.* (Internet)	615	7,841
Comstock Resources, Inc.* (Oil & Gas)	861	40,682
Comtech Telecommunications Corp.* (Telecommunications)	738	33,815
Conceptus, Inc.* (Healthcare-Products)	1,353	20,593
Concho Resources, Inc.* (Oil & Gas)	1,107	25,262
Concur Technologies, Inc.* (Software)	984	32,295
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	2,214	13,638
Corinthian Colleges, Inc.* (Commercial Services)	2,337	38,257
Corporate Office Properties Trust (REIT)	1,230	37,761
CoStar Group, Inc.* (Commercial Services)	615	20,258
Cox Radio, Inc.—Class A* (Media)	2,829	17,002
Crocs, Inc.* (Apparel)	2,337	2,898
Cross Country Healthcare, Inc.* (Commercial Services)	1,476	12,974
Crosstex Energy, Inc. (Oil & Gas)	1,107	4,317
CryoLife, Inc.* (Biotechnology)	1,599	15,526
CSG Systems International, Inc.* (Software)	1,845	32,232
CTS Corp. (Electronics)	2,583	14,232
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,599	38,632
Curtiss-Wright Corp. (Aerospace/Defense)	984	32,856
CV Therapeutics, Inc.* (Pharmaceuticals)	2,214	20,391
CVB Financial Corp. (Banks)	2,829	33,665
Cyberonics, Inc.* (Healthcare-Products)	1,107	18,343
CyberSource Corp.* (Internet)	1,599	19,172
Cypress Bioscience, Inc.* (Pharmaceuticals)	1,968	13,461
Daktronics, Inc. (Electronics)	984	9,210
Data Domain, Inc.* (Computers)	1,230	23,124
DCT Industrial Trust, Inc. (REIT)	4,305	21,783
DealerTrack Holdings, Inc.* (Internet)	1,353	16,087
Deckers Outdoor Corp.* (Apparel)	246	19,648
Delta Petroleum Corp.* (Oil & Gas)	1,476	7,026
Deluxe Corp. (Commercial Services)	1,476	22,081
DHT Maritime, Inc.ADR (Transportation)	2,583	14,310
Diamond Foods, Inc. (Food)	1,107	22,306
DiamondRock Hospitality Co. (REIT)	3,075	15,590
Digital River, Inc.* (Internet)	861	21,353

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Dillards, Inc.—Class A (Retail)	1,599	$6,348
Dime Community Bancshares, Inc. (Savings & Loans)	1,845	24,538
Diodes, Inc.* (Semiconductors)	861	5,218
Dionex Corp.* (Electronics)	492	22,066
Dollar Financial Corp.* (Commercial Services)	1,107	11,402
Dress Barn, Inc.* (Retail)	1,599	17,173
Drill-Quip, Inc.* (Oil & Gas Services)	615	12,614
DSP Group, Inc.* (Semiconductors)	2,091	16,770
DTS, Inc.* (Home Furnishings)	861	15,799
Dycom Industries, Inc.* (Engineering & Construction)	1,230	10,111
Dynamic Materials Corp. (Metal Fabricate/Hardware)	492	9,501
Eagle Bulk Shipping, Inc.ADR (Transportation)	1,230	8,389
EarthLink, Inc.* (Internet)	2,706	18,293
East West Bancorp, Inc. (Banks)	3,690	58,929
Eclipsys Corp.* (Software)	1,722	24,435
Education Realty Trust, Inc. (REIT)	3,075	16,051
eHealth, Inc.* (Insurance)	984	13,068
El Paso Electric Co.* (Electric)	2,091	37,826
Electronics for Imaging, Inc.* (Computers)	1,968	18,814
EMCOR Group, Inc.* (Engineering & Construction)	1,599	35,866
EMCORE Corp.* (Semiconductors)	2,460	3,198
Empire District Electric Co. (Electric)	3,321	58,450
Emulex Corp.* (Semiconductors)	2,337	16,312
Encore Wire Corp. (Electrical Components & Equipment)	984	18,657
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	861	21,706
Energy Partners, Ltd.* (Oil & Gas)	1,599	2,159
EnerSys* (Electrical Components & Equipment)	861	9,471
ENGlobal Corp.* (Commercial Services)	1,353	4,397
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	738	15,897
Entegris, Inc.* (Semiconductors)	3,813	8,350
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,198	18,644
Epicor Software Corp.* (Software)	2,706	12,989
EPIQ Systems, Inc.* (Software)	1,968	32,885
eResearchTechnology, Inc.* (Internet)	1,476	9,786
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	615	25,184
ESSA Bancorp, Inc. (Banks)	3,075	43,450
Esterline Technologies Corp.* (Aerospace/Defense)	738	27,963
Euronet Worldwide, Inc.* (Commercial Services)	1,599	18,564
ev3, Inc.* (Healthcare-Products)	2,460	15,006
Evercore Partners, Inc.—Class A (Diversified Financial Services)	1,599	19,972
Evergreen Solar, Inc.* (Energy-Alternate Sources)	2,460	7,847
Exar Corp.* (Semiconductors)	2,952	19,690
EXCO Resources, Inc.* (Oil & Gas)	1,599	14,487
Exelixis, Inc.* (Biotechnology)	3,936	19,759
Exide Technologies* (Electrical Components & Equipment)	1,599	8,459
Extra Space Storage, Inc. (REIT)	2,583	26,657
EZCORP, Inc.—Class A* (Retail)	1,845	28,062
Facet Biotech Corp.* (Biotechnology)	556	5,332
Fair Isaac Corp. (Software)	1,353	22,812
FairPoint Communications, Inc. (Telecommunications)	2,829	9,279
FalconStor Software, Inc.* (Software)	2,337	6,497
FCStone Group, Inc.* (Diversified Financial Services)	615	2,724
Federal Signal Corp. (Miscellaneous Manufacturing)	2,214	18,177
FEI Co.* (Electronics)	1,230	23,198
FelCor Lodging Trust, Inc. (REIT)	3,075	5,658
Ferro Corp. (Chemicals)	1,599	11,273
Financial Federal Corp. (Diversified Financial Services)	1,107	25,760
First BanCorp (Banks)	2,583	28,775
First Midwest Bancorp, Inc. (Banks)	1,968	39,301
First Niagara Financial Group, Inc. (Savings & Loans)	3,813	61,656
First Potomac Realty Trust (REIT)	2,460	22,878
FirstMerit Corp. (Banks)	2,829	58,249
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	738	1,860
Flow International Corp.* (Machinery-Diversified)	1,968	4,763
Flowers Foods, Inc. (Food)	1,968	47,940
Forestar Group, Inc.* (Real Estate)	1,107	10,539
FormFactor, Inc.* (Semiconductors)	1,476	21,550
Forward Air Corp. (Transportation)	984	23,882
Fossil, Inc.* (Household Products/Wares)	1,230	20,541
Fred’s, Inc. (Retail)	2,091	22,499
Fresh Del Monte Produce, Inc.ADR* (Food)	1,107	24,819
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	369	12,088
FuelCell Energy, Inc.* (Energy-Alternate Sources)	3,075	11,931
Fuller (H.B.) Co. (Chemicals)	1,353	21,797
Gartner Group, Inc.* (Commercial Services)	1,476	26,317
Gaylord Entertainment Co.* (Lodging)	1,353	14,667
Genco Shipping & Trading, Ltd.ADR (Transportation)	369	5,461
Genesco, Inc. (Retail)	738	12,487
Genesee& Wyoming, Inc.—Class A* (Transportation)	861	26,260
GeoEye, Inc.* (Telecommunications)	984	18,922
GFI Group, Inc. (Diversified Financial Services)	2,214	7,838
Gibraltar Industries, Inc. (Iron/Steel)	1,107	13,218
Glacier Bancorp, Inc. (Banks)	2,091	39,771
Gladstone Investment Corp. (Diversified Financial Services)	2,460	12,079
Glatfelter (Forest Products & Paper)	2,583	24,022
Glimcher Realty Trust (REIT)	2,337	6,567
Global Crossing, Ltd.ADR* (Telecommunications)	1,107	8,790
GMX Resources, Inc.* (Oil & Gas)	369	9,343
Golar LNG, Ltd.ADR (Transportation)	1,845	12,472
Goodrich Petroleum Corp.* (Oil & Gas)	492	14,735
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,214	18,420
Granite Construction, Inc. (Engineering & Construction)	738	32,420
Green Mountain Coffee Roasters, Inc.* (Beverages)	615	23,800
Griffon Corp.* (Miscellaneous Manufacturing)	2,337	21,804
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	1,353	19,632
Hanmi Financial Corp. (Banks)	5,658	11,655
Harmonic, Inc.* (Telecommunications)	2,829	15,871
Harvest Natural Resources, Inc.* (Oil & Gas)	1,968	8,462
Headwaters, Inc.* (Energy-Alternate Sources)	1,722	11,624
HEALTHSOUTH Corp.* (Healthcare-Services)	2,091	22,917
Healthways, Inc.* (Healthcare-Services)	861	9,884
Heartland Express, Inc. (Transportation)	2,583	40,708
Hecla Mining Co.* (Mining)	3,567	9,988
HEICO Corp. (Aerospace/Defense)	861	33,433
Heidrick& Struggles International, Inc. (Commercial Services)	615	13,247
Helen of Troy, Ltd.ADR* (Household Products/Wares)	1,599	27,759
Hercules Technology Growth Capital, Inc. (Investment Companies)	2,952	23,380
Herman Miller, Inc. (Office Furnishings)	1,599	20,835
Hexcel Corp.* (Aerospace/Defense Equipment)	2,337	17,270
Hibbett Sports, Inc.* (Retail)	1,230	19,323

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Highwoods Properties, Inc. (REIT)	1,599	$43,749
Hilltop Holdings, Inc.* (Real Estate)	3,075	29,950
HMS Holdings Corp.* (Commercial Services)	861	27,139
Horace Mann Educators Corp. (Insurance)	2,583	23,738
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	615	10,049
Hot Topic, Inc.* (Retail)	2,829	26,225
Hub Group, Inc.—Class A* (Transportation)	984	26,106
Human Genome Sciences, Inc.* (Biotechnology)	3,813	8,084
Huron Consulting Group, Inc.* (Commercial Services)	492	28,177
Hutchinson Technology, Inc.* (Computers)	1,845	6,421
Iconix Brand Group, Inc.* (Apparel)	1,845	18,044
II-VI, Inc.* (Electronics)	738	14,088
Immersion Corp.* (Computers)	1,599	9,418
Immucor, Inc.* (Healthcare-Products)	1,722	45,771
Incyte Genomics, Inc.* (Biotechnology)	2,337	8,857
Independent Bank Corp. (Banks)	1,230	32,177
Infinera Corp.* (Telecommunications)	2,583	23,144
Informatica Corp.* (Software)	2,460	33,776
Infospace, Inc. (Internet)	1,845	13,930
Inland Real Estate Corp. (REIT)	2,952	38,317
Innerworkings, Inc.* (Software)	1,968	12,890
Insight Enterprises, Inc.* (Retail)	1,722	11,882
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,476	29,062
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,107	12,498
Insulet Corp.* (Healthcare-Products)	1,107	8,546
Integra LifeSciences Holdings* (Biotechnology)	738	26,251
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	984	17,604
InterDigital, Inc.* (Telecommunications)	1,353	37,207
Interface, Inc.—Class A (Office Furnishings)	1,722	7,990
Interline Brands, Inc.* (Building Materials)	1,599	16,997
Intermec, Inc.* (Machinery-Diversified)	1,353	17,968
InterMune, Inc.* (Biotechnology)	1,230	13,013
International Coal Group, Inc.* (Coal)	2,952	6,790
International Shipholding Corp. (Transportation)	984	24,925
Interwoven, Inc.* (Internet)	1,722	21,697
Intevac, Inc.* (Machinery-Diversified)	1,230	6,236
Invacare Corp. (Healthcare-Products)	1,353	20,999
inVentiv Health, Inc.* (Advertising)	984	11,355
Investors Real Estate Trust (REIT)	3,690	39,520
ION Geophysical Corp.* (Oil & Gas Services)	2,091	7,172
Iowa Telecommunications Services, Inc. (Telecommunications)	2,091	29,859
IPC Holdings, Ltd.ADR (Insurance)	1,845	55,165
iPCS, Inc.* (Telecommunications)	738	5,063
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,337	33,139
Isle of Capri Casinos, Inc.* (Entertainment)	2,460	7,872
ITC Holdings Corp. (Electric)	1,107	48,354
J. Crew Group, Inc.* (Retail)	984	12,005
j2 Global Communications, Inc.* (Internet)	1,107	22,184
Jack Henry & Associates, Inc. (Computers)	2,214	42,974
Jack in the Box, Inc.* (Retail)	1,476	32,605
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,107	17,369
James River Coal Co.* (Coal)	492	7,542
Jo-Ann Stores, Inc.* (Retail)	861	13,337
Kaydon Corp. (Metal Fabricate/Hardware)	738	25,350
Kayne Anderson Energy Development Fund (Investment Companies)	1,476	11,085
Kendle International, Inc.* (Commercial Services)	615	15,818
Kenexa Corp.* (Commercial Services)	1,107	8,834
Kindred Healthcare, Inc.* (Healthcare-Services)	738	9,609
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	2,460	39,729
Knight Transportation, Inc. (Transportation)	1,845	29,741
Knoll, Inc. (Office Furnishings)	1,722	15,532
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	492	10,637
Korn/Ferry International* (Commercial Services)	1,476	16,856
L-1 Identity Solutions, Inc.* (Electronics)	1,845	12,435
Laclede Group, Inc. (Gas)	1,476	69,136
Lance, Inc. (Food)	1,476	33,859
Landec Corp.* (Chemicals)	2,952	19,424
Landry’s Restaurants, Inc. (Retail)	1,599	18,548
LaSalle Hotel Properties (REIT)	1,230	13,591
Lawson Software, Inc.* (Software)	3,321	15,742
Layne Christensen Co.* (Engineering & Construction)	492	11,813
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	2,091	7,319
Lear Corp.* (Auto Parts & Equipment)	1,476	2,081
Lexington Corporate Properties Trust (REIT)	2,952	14,760
Libbey, Inc. (Housewares)	1,722	2,153
Life Time Fitness, Inc.* (Leisure Time)	861	11,150
Lindsay Manufacturing Co. (Machinery-Diversified)	246	7,820
Live Nation, Inc.* (Commercial Services)	2,091	12,002
Louisiana-Pacific Corp. (Forest Products & Paper)	2,952	4,605
Luby’s, Inc.* (Retail)	3,567	14,946
Lufkin Industries, Inc. (Oil & Gas Services)	369	12,730
Luminex Corp.* (Healthcare-Products)	1,107	23,646
Macrovision Solutions Corp.* (Entertainment)	2,214	28,007
Magellan Health Services, Inc.* (Healthcare-Services)	1,230	48,167
Magma Design Automation, Inc.* (Electronics)	2,460	2,509
Maguire Properties, Inc.* (REIT)	1,476	2,155
Maidenform Brands, Inc.* (Apparel)	1,230	12,485
Manhattan Associates, Inc.* (Computers)	1,107	17,502
Martek Biosciences Corp. (Biotechnology)	861	26,097
Martha Stewart Living Omnimedia, Inc.—Class A* (Media)	1,845	4,797
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,353	41,605
Masimo Corp.* (Healthcare-Products)	1,230	36,691
MasTec, Inc.* (Telecommunications)	1,599	18,516
Matrix Service Co.* (Oil & Gas Services)	738	5,660
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	738	27,070
Max Capital Group, Ltd.ADR (Insurance)	2,460	43,542
MAXIMUS, Inc. (Commercial Services)	861	30,230
McMoRan Exploration Co.* (Oil & Gas)	1,107	10,849
Medarex, Inc.* (Pharmaceuticals)	3,813	21,277
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,476	20,516
Mentor Graphics Corp.* (Computers)	2,337	12,082
MercadoLibre, Inc.* (Commercial Services)	492	8,074
Meridian Bioscience, Inc. (Healthcare-Products)	1,107	28,195
Merit Medical Systems, Inc.* (Healthcare-Products)	1,476	26,465
Meritage Homes Corp.* (Home Builders)	861	10,478
Micros Systems, Inc.* (Computers)	1,968	32,118
Microsemi Corp.* (Semiconductors)	1,968	24,876
Micrus Endovascular Corp.* (Healthcare-Products)	1,476	17,136
Minerals Technologies, Inc. (Chemicals)	492	20,123
Mitcham Industries, Inc.* (Commercial Services)	1,230	4,883
MKS Instruments, Inc.* (Semiconductors)	1,476	21,830
Mobile Mini, Inc.* (Storage/Warehousing)	1,107	15,963
Modine Manufacturing Co. (Auto Parts & Equipment)	1,353	6,589
ModusLink Global Solutions, Inc.* (Internet)	1,476	4,266
Momenta Pharmaceuticals, Inc.* (Biotechnology)	984	11,414
Monarch Casino & Resort, Inc.* (Lodging)	1,845	21,494
Monolithic Power Systems, Inc.* (Semiconductors)	984	12,408

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Montpelier Re Holdings, Ltd.ADR (Insurance)	3,075	$51,629
MPS Group, Inc.* (Commercial Services)	2,829	21,302
MSC. Software Corp.* (Software)	2,214	14,790
Mueller Industries, Inc. (Metal Fabricate/Hardware)	984	24,679
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	3,075	25,830
MVC Capital, Inc. (Investment Companies)	1,722	18,890
Myriad Genetics, Inc.* (Biotechnology)	1,107	73,350
Nara Bancorp, Inc. (Banks)	2,706	26,600
NATCO Group, Inc.—Class A* (Oil & Gas Services)	615	9,336
National Penn Bancshares, Inc. (Banks)	2,583	37,479
National Retail Properties, Inc. (REIT)	2,337	40,173
Natus Medical, Inc.* (Healthcare-Products)	1,230	15,928
Navigant Consulting Co.* (Commercial Services)	1,353	21,472
NCI Building Systems, Inc.* (Building Materials)	615	10,025
Nektar Therapeutics* (Biotechnology)	3,444	19,149
Ness Technologies, Inc.* (Commercial Services)	2,583	11,055
Net 1 UEPS Technologies, Inc.* (Commercial Services)	1,230	16,851
Netflix, Inc.* (Internet)	984	29,412
NETGEAR, Inc.* (Telecommunications)	1,353	15,438
Netlogic Microsystems, Inc.* (Semiconductors)	615	13,536
New Jersey Resources Corp. (Gas)	1,845	72,601
NewAlliance Bancshares, Inc. (Savings & Loans)	3,444	45,357
Newpark Resources, Inc.* (Oil & Gas Services)	2,214	8,192
Newport Corp.* (Electronics)	1,845	12,509
Nicor, Inc. (Gas)	1,230	42,730
NN, Inc. (Metal Fabricate/Hardware)	2,091	4,788
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	861	29,059
Nordson Corp. (Machinery-Diversified)	738	23,830
Novatel Wireless, Inc.* (Telecommunications)	1,476	6,849
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,599	17,589
Nu Skin Enterprises, Inc. (Retail)	2,214	23,092
NuVasive, Inc.* (Healthcare-Products)	861	29,834
NYMAGIC, Inc. (Insurance)	984	18,745
Obagi Medical Products, Inc.* (Pharmaceuticals)	1,722	12,846
Oilsands Quest, Inc.* (Oil & Gas)	2,829	2,065
Old National Bancorp (Banks)	2,337	42,440
Olin Corp. (Chemicals)	1,845	33,358
Olympic Steel, Inc. (Iron/Steel)	246	5,011
OM Group, Inc.* (Chemicals)	738	15,579
OMEGA Healthcare Investors, Inc. (REIT)	2,337	37,322
Omnicell, Inc.* (Software)	1,722	21,026
Omniture, Inc.* (Commercial Services)	1,476	15,705
OmniVision Technologies, Inc.* (Semiconductors)	1,599	8,395
On Assignment, Inc.* (Commercial Services)	2,091	11,856
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,230	42,017
Oplink Communications, Inc.* (Telecommunications)	1,845	15,867
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,476	19,719
Orbital Sciences Corp.* (Aerospace/Defense)	1,476	28,826
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,353	52,835
Otter Tail Corp. (Electric)	1,353	31,565
Overstock.com, Inc.* (Internet)	492	5,304
Owens& Minor, Inc. (Distribution/Wholesale)	861	32,417
Pacer International, Inc. (Transportation)	1,353	14,112
Pacific Capital Bancorp (Banks)	2,091	35,296
Pacific Sunwear of California, Inc.* (Retail)	2,214	3,520
PacWest Bancorp (Banks)	1,353	36,396
PAETEC Holding Corp.* (Telecommunications)	3,198	4,605
Palm, Inc.* (Computers)	3,075	9,440
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,599	18,436
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,230	16,494
Parallel Petroleum Corp.* (Oil & Gas)	1,230	2,472
Parametric Technology Corp.* (Software)	3,075	38,899
PAREXEL International Corp.* (Commercial Services)	1,476	14,332
Parker Drilling Co.* (Oil & Gas)	3,075	8,918
PC-Tel, Inc. (Internet)	2,337	15,354
PDL BioPharma, Inc. (Biotechnology)	2,952	18,243
Peet’s Coffee & Tea, Inc.* (Beverages)	1,353	31,457
Penn Virginia Corp. (Oil & Gas)	861	22,369
Penson Worldwide, Inc.* (Diversified Financial Services)	1,107	8,435
Perficient, Inc.* (Internet)	1,353	6,467
Perini Corp.* (Engineering & Construction)	615	14,379
Perot Systems Corp.—Class A* (Computers)	2,091	28,584
PetMed Express, Inc.* (Pharmaceuticals)	1,599	28,190
PetroQuest Energy, Inc.* (Oil & Gas)	1,107	7,483
PharMerica Corp.* (Pharmaceuticals)	1,107	17,347
Phase Forward, Inc.* (Software)	1,353	16,940
PHH Corp.* (Commercial Services)	1,599	20,355
Phoenix Technologies, Ltd.* (Software)	2,091	7,319
Pioneer Drilling Co.* (Oil & Gas)	1,599	8,906
Piper Jaffray* (Diversified Financial Services)	615	24,452
Plantronics, Inc. (Telecommunications)	1,353	17,860
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	1,353	48,816
Plexus Corp.* (Electronics)	1,230	20,848
PMC-Sierra, Inc.* (Semiconductors)	4,797	23,313
PNM Resources, Inc. (Electric)	2,460	24,797
Polaris Industries, Inc. (Leisure Time)	738	21,144
Polycom, Inc.* (Telecommunications)	2,337	31,573
PolyOne Corp.* (Chemicals)	2,583	8,136
Pool Corp. (Distribution/Wholesale)	1,599	28,734
Portland General Electric Co. (Electric)	2,337	45,501
Post Properties, Inc. (REIT)	1,107	18,265
Power Integrations, Inc. (Semiconductors)	984	19,562
Powerwave Technologies, Inc.* (Telecommunications)	4,182	2,091
Precision Drilling TrustADR (Oil & Gas)	1,421	11,922
Premiere Global Services, Inc.* (Telecommunications)	2,091	18,004
Prestige Brands Holdings, Inc.* (Healthcare-Products)	1,599	16,869
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,107	11,413
Progress Software Corp.* (Software)	1,599	30,797
Prosperity Bancshares, Inc. (Banks)	1,476	43,675
Provident Financial Services, Inc. (Savings & Loans)	2,091	31,992
Provident New York Bancorp (Savings & Loans)	2,829	35,080
PSS World Medical, Inc.* (Healthcare-Products)	2,091	39,353
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,230	34,255
Quest Resource Corp.* (Oil & Gas)	1,599	704
Quest Software, Inc.* (Software)	2,337	29,423
Quidel Corp.* (Healthcare-Products)	1,230	16,076
Quiksilver, Inc.* (Apparel)	3,075	5,658
Rackable Systems, Inc.* (Computers)	1,599	6,300
RadiSys Corp.* (Computers)	1,722	9,523
RAIT Financial Trust (REIT)	2,583	6,716
Ralcorp Holdings, Inc.* (Food)	861	50,282
RCN Corp.* (Telecommunications)	2,091	12,337
Realty Income Corp. (REIT)	2,583	59,796
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	1,353	1,948
Redwood Trust, Inc. (REIT)	861	12,838
Regal-Beloit Corp. (Hand/Machine Tools)	738	28,037
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,722	31,616
Regis Corp. (Retail)	1,230	17,872

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Rent-A-Center, Inc.* (Commercial Services)	1,599	$28,222
Resources Connection, Inc.* (Commercial Services)	1,107	18,133
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	984	7,872
Riverbed Technology, Inc.* (Computers)	1,599	18,213
Robbins& Myers, Inc. (Machinery-Diversified)	738	11,933
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,107	37,837
Rockwood Holdings, Inc.* (Chemicals)	1,107	11,956
Rofin-Sinar Technologies, Inc.* (Electronics)	861	17,719
Rosetta Resources, Inc.* (Oil & Gas)	1,353	9,579
Royal Gold, Inc. (Mining)	1,353	66,581
RTI Biologics, Inc.* (Healthcare-Products)	2,337	6,450
RTI International Metals, Inc.* (Mining)	615	8,801
Ruddick Corp. (Food)	984	27,208
S&T Bancorp, Inc. (Banks)	1,353	48,031
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,337	20,636
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,230	7,122
SAVVIS, Inc.* (Telecommunications)	1,353	9,322
School Specialty, Inc.* (Retail)	1,107	21,166
Schulman (A.), Inc. (Chemicals)	1,722	29,274
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,599	32,012
Seabright Insurance Holdings* (Insurance)	1,968	23,104
Seattle Genetics, Inc.* (Biotechnology)	2,091	18,694
Selective Insurance Group, Inc. (Insurance)	1,599	36,665
Semtech Corp.* (Semiconductors)	2,337	26,338
Senior Housing Properties Trust (REIT)	2,706	48,492
Sensient Technologies Corp. (Chemicals)	1,353	32,310
Sequenom, Inc.* (Biotechnology)	1,845	36,605
Silgan Holdings, Inc. (Packaging & Containers)	738	35,284
Silicon Image, Inc.* (Semiconductors)	3,075	12,915
Sinclair Broadcast Group, Inc.—Class A (Media)	3,075	9,533
SkyWest, Inc. (Airlines)	2,091	38,893
Skyworks Solutions, Inc.* (Semiconductors)	3,690	20,443
Smart Balance, Inc.* (Food)	2,214	15,055
Solera Holdings, Inc.* (Software)	1,476	35,572
Solutia, Inc.* (Chemicals)	1,722	7,749
Sonic Corp.* (Retail)	2,337	28,441
SONICWALL, Inc.* (Internet)	2,460	9,791
Sonus Networks, Inc.* (Telecommunications)	4,797	7,579
Sotheby’s (Commercial Services)	1,599	14,215
Southwest Gas Corp. (Water)	2,583	8,317
Spartan Stores, Inc. (Food)	984	22,878
Starent Networks Corp.* (Software)	1,230	14,674
STEC, Inc.* (Computers)	1,476	6,288
Steinway Musical Instruments, Inc.* (Commercial Services)	861	15,076
STERIS Corp. (Healthcare-Products)	1,476	35,262
Sterling Bancorp (Banks)	1,845	25,885
Sterling Bancshares, Inc. (Banks)	4,305	26,174
Steven Madden, Ltd.* (Apparel)	1,107	23,601
Stewart Information Services Corp. (Insurance)	1,353	31,782
Stifel Financial Corp.* (Diversified Financial Services)	738	33,837
Stone Energy Corp.* (Oil & Gas)	492	5,422
Strategic Hotels & Resorts, Inc. (REIT)	3,444	5,786
Sun Communities, Inc. (REIT)	2,583	36,162
Sun Healthcare Group, Inc.* (Healthcare-Services)	1,599	14,151
Sunrise Assisted Living, Inc.* (Healthcare-Services)	1,107	1,860
Sunstone Hotel Investors, Inc. (REIT)	2,091	12,943
Superior Industries International, Inc. (Auto Parts & Equipment)	1,599	16,821
Superior Well Services, Inc.* (Oil & Gas Services)	738	7,380
Susquehanna Bancshares, Inc. (Banks)	2,706	43,052
SVB Financial Group* (Banks)	1,230	32,263
Swift Energy Co.* (Oil & Gas)	615	10,338
Switch& Data Facilities Co.* (Internet)	984	7,272
Sybase, Inc.* (Software)	1,845	45,701
Sykes Enterprises, Inc.* (Computers)	1,353	25,869
Synaptics, Inc.* (Computers)	861	14,258
Syniverse Holdings, Inc.* (Telecommunications)	1,230	14,686
T-3 Energy Services, Inc.* (Oil & Gas Services)	369	3,483
Take-Two Interactive Software, Inc. (Software)	1,845	13,948
Tanger Factory Outlet Centers, Inc. (REIT)	1,107	41,645
Taser International, Inc.* (Electronics)	2,583	13,638
Team, Inc.* (Commercial Services)	615	17,035
Technitrol, Inc. (Electronics)	1,476	5,136
Tecumseh Products Co.—Class A* (Machinery-Diversified)	492	4,713
Tekelec* (Telecommunications)	2,460	32,816
Teledyne Technologies, Inc.* (Aerospace/Defense)	738	32,878
TeleTech Holdings, Inc.* (Commercial Services)	1,476	12,325
Tempur-Pedic International, Inc. (Home Furnishings)	1,845	13,081
Tennant Co. (Machinery-Diversified)	738	11,365
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,599	4,717
Tessera Technologies, Inc.* (Semiconductors)	1,353	16,074
Tetra Tech, Inc.* (Environmental Control)	1,476	35,645
Texas Capital Bancshares, Inc.* (Banks)	2,091	27,936
Texas Industries, Inc. (Building Materials)	369	12,730
The Cato Corp.—Class A (Retail)	1,476	22,288
The Children’s Place Retail Stores, Inc.* (Retail)	615	13,333
The Finish Line, Inc.—Class A (Retail)	1,722	9,643
The Geo Group, Inc.* (Commercial Services)	1,353	24,395
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	984	6,170
The Gymboree Corp.* (Apparel)	615	16,045
The Hain Celestial Group, Inc.* (Food)	1,599	30,525
The Knot, Inc.* (Internet)	2,091	17,397
The Medicines Co.* (Pharmaceuticals)	1,599	23,553
The Men’s Wearhouse, Inc. (Retail)	1,353	18,320
The Pep Boys-Manny, Moe & Jack (Retail)	2,337	9,652
The Phoenix Cos., Inc. (Insurance)	3,690	12,066
The Ryland Group, Inc. (Home Builders)	1,107	19,561
The Spectranetics Corp.* (Healthcare-Products)	1,722	4,494
The Steak n Shake Co.* (Retail)	3,075	18,296
The Timberland Co.—Class A* (Apparel)	1,476	17,048
The Ultimate Software Group, Inc.* (Software)	738	10,775
The Warnaco Group, Inc.* (Apparel)	984	19,316
Theravance, Inc.* (Pharmaceuticals)	1,845	22,860
thinkorswim Group, Inc.* (Diversified Financial Services)	1,845	10,369
Thoratec Corp.* (Healthcare-Products)	1,845	59,944
THQ, Inc.* (Software)	1,722	7,215
Tibco Software, Inc.* (Internet)	4,920	25,535
Titan International, Inc. (Auto Parts & Equipment)	861	7,103
TiVo, Inc.* (Home Furnishings)	3,198	22,898
TNS, Inc.* (Commercial Services)	984	9,240
Toreador Resources Corp.* (Oil & Gas)	1,722	9,454
Town Sports International Holdings, Inc.* (Commercial Services)	1,845	5,886
Tractor Supply Co.* (Retail)	984	35,562
TradeStation Group, Inc.* (Diversified Financial Services)	2,091	13,487
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	984	33,033
Tredegar Corp. (Miscellaneous Manufacturing)	1,353	24,598
TreeHouse Foods, Inc.* (Food)	1,230	33,505
Triple-S Management Corp.—Class BADR* (Healthcare-Services)	1,599	18,388
TriQuint Semiconductor, Inc.* (Semiconductors)	3,813	13,117
True Religion Apparel, Inc.* (Apparel)	615	7,651
TrueBlue, Inc.* (Commercial Services)	1,599	15,302
TrustCo Bank Corp. NY (Banks)	3,936	37,431

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Trustmark Corp. (Banks)	1,722	$37,178
TTM Technologies, Inc.* (Electronics)	1,968	10,253
Tupperware Corp. (Household Products/Wares)	1,353	30,713
tw telecom, Inc.* (Telecommunications)	3,444	29,171
TXCO Resources, Inc.* (Oil & Gas)	1,845	2,749
U-Store-It Trust (REIT)	2,952	13,136
U.S. Physical Therapy, Inc.* (Healthcare-Services)	2,091	27,873
UAL Corp. (Airlines)	2,706	29,820
Ultratech Stepper, Inc.* (Semiconductors)	1,353	16,182
UMB Financial Corp. (Banks)	861	42,310
Under Armour, Inc.—Class A* (Retail)	861	20,526
Unisource Energy Corp. (Electric)	984	28,890
United America Indemnity, Ltd.—Class AADR* (Insurance)	1,722	22,059
United Natural Foods, Inc.* (Food)	1,353	24,110
United Online, Inc. (Internet)	1,968	11,946
United Therapeutics Corp.* (Pharmaceuticals)	492	30,775
Universal American Financial Corp.* (Insurance)	1,845	16,273
Universal Corp. (Agriculture)	615	18,370
Universal Health Realty Income Trust (REIT)	1,230	40,479
Universal Technical Institute, Inc.* (Commercial Services)	1,599	27,455
USA Mobility, Inc. (Telecommunications)	2,583	29,885
USEC, Inc.* (Mining)	2,706	12,150
UTStarcom, Inc.* (Telecommunications)	3,813	7,054
VAALCO Energy, Inc.* (Oil & Gas)	2,337	17,387
Vail Resorts, Inc.* (Entertainment)	861	22,903
Valassis Communications, Inc.* (Commercial Services)	1,476	1,948
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,845	42,250
ValueClick, Inc.* (Internet)	2,214	15,144
Varian, Inc.* (Electronics)	738	24,730
Veeco Instruments, Inc.* (Semiconductors)	1,599	10,138
Venoco, Inc.* (Oil & Gas)	738	2,000
VeriFone Holdings, Inc.* (Software)	1,845	9,041
Vignette Corp.* (Internet)	1,845	17,361
ViroPharma, Inc.* (Pharmaceuticals)	1,968	25,623
VistaPrint, Ltd.ADR* (Commercial Services)	1,230	22,890
Vital Images, Inc.* (Software)	1,599	22,242
VIVUS, Inc.* (Healthcare-Products)	2,583	13,742
Volcano Corp.* (Healthcare-Products)	1,599	23,985
Volcom, Inc.* (Apparel)	615	6,704
Volterra Semiconductor Corp.* (Semiconductors)	1,230	8,795
W.R. Grace & Co.* (Chemicals)	1,722	10,280
Wabtec Corp. (Machinery-Diversified)	984	39,114
Warren Resources, Inc.* (Oil & Gas)	2,214	4,406
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	861	41,173
Watts Water Technologies, Inc.—Class A (Electronics)	1,230	30,713
Websense, Inc.* (Internet)	1,476	22,096
Werner Enterprises, Inc. (Transportation)	1,968	34,125
West Coast Bancorp (Banks)	1,968	12,969
West Pharmaceutical Services, Inc. (Healthcare-Products)	738	27,874
Westamerica Bancorp (Banks)	738	37,749
Westar Energy, Inc. (Electric)	2,706	55,500
Westfield Financial, Inc. (Banks)	2,583	26,657
Willbros Group, Inc.ADR* (Oil & Gas Services)	861	7,293
Wind River Systems, Inc.* (Software)	2,337	21,103
Winn-Dixie Stores, Inc.* (Food)	1,476	23,764
WMS Industries, Inc.* (Leisure Time)	1,107	29,778
Wolverine World Wide, Inc. (Apparel)	1,230	25,879
Woodward Governor Co. (Electronics)	1,353	31,146
World Fuel Services Corp. (Retail)	984	36,408
World Wrestling Entertainment, Inc. (Entertainment)	2,091	23,168
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,845	20,332
Wright Express Corp.* (Commercial Services)	1,107	13,948
Wright Medical Group, Inc.* (Healthcare-Products)	1,353	27,642
XenoPort, Inc.* (Pharmaceuticals)	615	15,424
YRC Worldwide, Inc.* (Transportation)	1,722	4,942
Zenith National Insurance Corp. (Insurance)	984	31,065
Zoll Medical Corp.* (Healthcare-Products)	615	11,617
Zoltek Cos., Inc.* (Chemicals)	738	6,635
Zoran Corp.* (Semiconductors)	1,845	12,601

TOTAL COMMON STOCKS
(Cost $13,765,783)		14,802,980

Repurchase Agreements (29.5%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,533,001 (Collateralized by $1,565,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,573,034)	$1,533,000	1,533,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,917,001 (Collateralized by $1,861,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $1,956,876)	1,917,000	1,917,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,202,002 (Collateralized by $3,110,000 of various Federal Home Loan Bank Securities, 3.38%–5.13%, 9/10/10–6/24/11, market value $3,276,822)	3,202,000	3,202,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $58,000 (Collateralized by $70,000 of various Federal Home Loan Bank Securities, 1.15%–2.23%, 3/12/09–12/11/09, market value $70,698)	58,000	58,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,710,000)		6,710,000

TOTAL INVESTMENT SECURITIES
(Cost $20,475,783)—94.5%		21,512,980
Net other assets (liabilities)—5.5%		1,256,398

NET ASSETS—100.0%		$22,769,378

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $1,800,000.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 3/20/09 (Underlying notional amount at value $19,407,920)	392	$863,359

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 1/27/09	$11,632,155	$388,771

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.9%
Auto Parts & Equipment	0.4%
Banks	5.4%
Beverages	0.2%
Biotechnology	2.3%
Building Materials	0.3%
Chemicals	0.9%
Coal	NM
Commercial Services	4.2%
Computers	1.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.0%
Electric	1.9%
Electrical Components & Equipment	0.5%
Electronics	1.6%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.4%
Environmental Control	0.4%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.8%
Hand/Machine Tools	0.2%
Healthcare-Products	3.7%
Healthcare-Services	1.2%
Home Builders	0.1%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.7%
Internet	1.7%
Investment Companies	0.5%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery-Diversified	1.2%
Media	0.1%
Metal Fabricate/Hardware	0.4%
Mining	0.7%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.2%
Oil & Gas	1.2%
Oil & Gas Services	0.6%
Packaging & Containers	0.2%
Pharmaceuticals	2.8%
REIT	4.2%
Real Estate	0.1%
Retail	3.4%
Savings & Loans	1.1%
Semiconductors	2.0%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	2.5%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Water	0.5%
Other**	35.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$20,475,783

Securities, at value	14,802,980
Repurchase agreements, at value	6,710,000

Total Investment Securities, at value	21,512,980
Segregated cash balances with brokers for futures contracts	2,026,640
Dividends and interest receivable	22,878
Unrealized gain on swap agreements	388,771
Receivable for capital shares issued	203,314
Receivable for investments sold	42,920
Variation margin on futures contracts	580,160
Prepaid expenses	29

Total Assets	24,777,692

Liabilities:
Cash overdraft	275
Payable for investments purchased	842,057
Payable for capital shares redeemed	657,980
Payable for closed swap positions	465,196
Advisory fees payable	7,312
Management services fees payable	975
Administration fees payable	774
Administrative services fees payable	6,880
Distribution fees payable	5,765
Trustee fees payable	99
Transfer agency fees payable	2,710
Fund accounting fees payable	1,667
Compliance services fees payable	481
Other accrued expenses	16,143

Total Liabilities	2,008,314

Net Assets	$22,769,378

Net Assets consist of:
Capital	$57,085,649
Accumulated net investment income (loss)	17,927
Accumulated net realized gains (losses) on investments	(36,623,525)
Net unrealized appreciation (depreciation) on investments	2,289,327

Net Assets	$22,769,378

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,929,609

Net Asset Value (offering and redemption price per share)	$7.77

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$145,404
Interest	175,064

Total Investment Income	320,468

Expenses:
Advisory fees	139,481
Management services fees	21,761
Administration fees	6,803
Transfer agency fees	9,217
Administrative services fees	59,487
Distribution fees	46,494
Custody fees	16,583
Fund accounting fees	17,585
Trustee fees	340
Compliance services fees	545
Other fees	20,375

Total Gross Expenses before reductions	338,671
Less Expenses reduced by the Advisor	(36,130)

Total Net Expenses	302,541

Net Investment Income (Loss)	17,927

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,195,123)
Net realized gains (losses) on futures contracts	(4,608,554)
Net realized gains (losses) on swap agreements	(9,381,633)
Change in net unrealized appreciation/depreciation on investments	365,894

Net Realized and Unrealized Gains (Losses) on Investments	(16,819,416)

Change in Net Assets Resulting from Operations	$(16,801,489)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$17,927	$261,358
Net realized gains (losses) on investments	(17,185,310)	(4,162,490)
Change in net unrealized appreciation/depreciation on investments	365,894	(2,675,887)

Change in net assets resulting from operations	(16,801,489)	(6,577,019)

Distributions to Shareholders From:
Net investment income	(261,358)	(511,925)

Change in net assets resulting from distributions	(261,358)	(511,925)

Capital Transactions:
Proceeds from shares issued	380,340,009	928,754,425
Dividends reinvested	233,344	354,471
Value of shares redeemed	(364,281,782)	(957,041,279)

Change in net assets resulting from capital transactions	16,291,571	(27,932,383)

Change in net assets	(771,276)	(35,021,327)
Net Assets:
Beginning of period	23,540,654	58,561,981

End of period	$22,769,378	$23,540,654

Accumulated net investment income (loss)	$17,927	$261,358

Share Transactions:
Issued	28,250,897	33,033,207
Reinvested	12,191	14,363
Redeemed	(26,346,979)	(34,195,265)

Change in shares	1,916,109	(1,147,695)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$23.23	$27.10	$21.51	$30.75	$29.20

Investment Activities:
Net investment income (loss)(a)	0.01	0.17	0.20	0.01	(0.21)
Net realized and unrealized gains (losses) on investments	(15.26)	(3.73)	5.40	(0.18)	8.39

Total income (loss) from investment activities	(15.25)	(3.56)	5.60	(0.17)	8.18

Distributions to Shareholders From:
Net investment income	(0.21)	(0.31)	(0.01)	—	—
Net realized gains on investments	—	—	—	(9.07)	(6.63)

Total distributions	(0.21)	(0.31)	(0.01)	(9.07)	(6.63)

Net Asset Value, End of Period	$7.77	$23.23	$27.10	$21.51	$30.75

Total Return	(66.18)%	(13.21)%	26.05%	(0.21)%	31.07%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.73%	1.72%	1.91%	1.94%
Net expenses	1.63%	1.63%	1.69%	1.91%	1.94%
Net investment income (loss)	0.10%	0.63%	0.82%	0.03%	(0.68)%

Supplemental Data:
Net assets, end of period (000’s)	$22,769	$23,541	$58,562	$40,184	$173,846
Portfolio turnover rate(b)	368%	418%	208%	539%	481%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP UltraNASDAQ-100

The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to 200% the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2008, the Fund had a total return of –72.74%, compared to a total return of –41.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Amgen Inc (+24.35%), Gilead Sciences Inc (+11.15%), and Teva Pharmaceutical Industries Ltd (–8.41%), while the bottom three performers in this group were Apple Computer Inc (–56.91%), Google Inc (–55.51%), and Microsoft Corp (–45.39%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNASDAQ-100 from October 18, 1999 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraNASDAQ-100	10/18/1999	–72.74%	–16.61%	–27.79%	1.69%	1.63%

NASDAQ-100 Index	10/18/1999	–41.57%	–3.34%	–6.73%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses that correspond to 200% the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	8%
Swap Agreements	108%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	8.4%
Qualcomm, Inc.	5.7%
Microsoft Corp.	4.7%
Gilead Sciences, Inc.	3.6%
Google, Inc.—Class A	3.5%

NASDAQ-100 Index - Composition
% of Index

Technology	36%
Communications	26%
Consumer Non-Cyclical	24%
Consumer Cyclical	8%
Industrial	4%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	December 31, 2008

Common Stocks (84.8%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	19,435	$167,918
Adobe Systems, Inc.* (Software)	8,515	181,284
Akamai Technologies, Inc.* (Internet)	2,600	39,234
Altera Corp. (Semiconductors)	6,825	114,046
Amazon.com, Inc.* (Internet)	4,680	239,990
Amgen, Inc.* (Biotechnology)	8,060	465,465
Apollo Group, Inc.—Class A* (Commercial Services)	2,600	199,212
Apple Computer, Inc.* (Computers)	20,345	1,736,446
Applied Materials, Inc. (Semiconductors)	11,375	115,229
Autodesk, Inc.* (Software)	3,835	75,358
Automatic Data Processing, Inc. (Software)	5,850	230,139
Baidu.com, Inc.ADR* (Internet)	390	50,922
Bed Bath & Beyond, Inc.* (Retail)	5,720	145,402
Biogen Idec, Inc.* (Biotechnology)	5,200	247,676
Broadcom Corp.#151;Class A* (Semiconductors)	6,695	113,614
C.H. Robinson Worldwide, Inc. (Transportation)	2,730	150,232
CA, Inc. (Software)	8,125	150,556
Celgene Corp.* (Biotechnology)	7,410	409,625
Cephalon, Inc.* (Pharmaceuticals)	1,040	80,122
Check Point Software Technologies, Ltd.ADR* (Internet)	3,445	65,421
Cintas Corp. (Textiles)	2,990	69,458
Cisco Systems, Inc.* (Telecommunications)	34,385	560,475
Citrix Systems, Inc.* (Software)	3,510	82,731
Cognizant Technology Solutions Corp.* (Computers)	4,615	83,347
Comcast Corp.—Special Class A (Media)	23,660	399,381
Costco Wholesale Corp. (Retail)	3,705	194,512
Dell, Inc.* (Computers)	11,700	119,808
DENTSPLY International, Inc. (Healthcare-Products)	2,340	66,082
DIRECTV Group, Inc.* (Media)	12,545	287,406
DISH Network Corp.—Class A* (Media)	3,510	38,926
eBay, Inc.* (Internet)	15,600	217,776
Electronic Arts, Inc.* (Software)	5,265	84,451
Expedia, Inc.* (Internet)	4,615	38,028
Expeditors International of Washington, Inc. (Transportation)	3,380	112,453
Express Scripts, Inc.* (Pharmaceuticals)	3,575	196,553
Fastenal Co. (Distribution/Wholesale)	2,275	79,284
First Solar, Inc.* (Energy-Alternate Sources)	1,105	152,446
Fiserv, Inc.* (Software)	3,250	118,203
Flextronics International, Ltd.ADR* (Electronics)	14,430	36,941
FLIR Systems, Inc.* (Electronics)	2,340	71,791
Focus Media Holding, Ltd.ADR* (Advertising)	1,820	16,544
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	2,275	53,190
Garmin, Ltd.ADR (Electronics)	3,055	58,564
Genzyme Corp.* (Biotechnology)	5,525	366,694
Gilead Sciences, Inc.* (Pharmaceuticals)	14,690	751,247
Google, Inc.—Class A* (Internet)	2,340	719,901
Hansen Natural Corp.* (Beverages)	1,495	50,127
Henry Schein, Inc.* (Healthcare-Products)	1,430	52,467
Hologic, Inc.* (Healthcare-Products)	4,420	57,769
IAC/InterActiveCorp* (Internet)	2,340	36,808
Illumina, Inc.* (Biotechnology)	1,950	50,798
Infosys Technologies, Ltd.ADR (Software)	1,820	44,717
Intel Corp. (Semiconductors)	31,980	468,827
Intuit, Inc.* (Software)	6,565	156,181
Intuitive Surgical, Inc.* (Healthcare-Products)	585	74,289
J.B. Hunt Transport Services, Inc. (Transportation)	2,015	52,934
Joy Global, Inc. (Machinery-Construction & Mining)	1,690	38,684
Juniper Networks, Inc.* (Telecommunications)	5,655	99,019
KLA-Tencor Corp. (Semiconductors)	3,315	72,234
Lam Research Corp.* (Semiconductors)	2,080	44,262
Liberty Global, Inc.—Class A* (Media)	2,470	39,322
Liberty Media Holding Corp.—Interactive Series A* (Internet)	8,905	27,784
Life Technologies Corp.* (Biotechnology)	2,860	66,667
Linear Technology Corp. (Semiconductors)	4,810	106,397
Logitech International S.A.ADR* (Computers)	2,860	44,559
Marvell Technology Group, Ltd.ADR* (Semiconductors)	9,555	63,732
Maxim Integrated Products, Inc. (Semiconductors)	5,070	57,899
Microchip Technology, Inc. (Semiconductors)	2,470	48,239
Microsoft Corp. (Software)	50,310	978,026
Millicom International Cellular S.A.ADR (Telecommunications)	1,690	75,898
NetApp, Inc.* (Computers)	5,655	79,000
NII Holdings, Inc.—Class B* (Telecommunications)	2,600	47,268
NVIDIA Corp.* (Semiconductors)	8,645	69,765
O’Reilly Automotive, Inc.* (Retail)	2,145	65,937
Oracle Corp.* (Software)	35,295	625,780
PACCAR, Inc. (Auto Manufacturers)	6,630	189,618
Patterson Cos., Inc.* (Healthcare-Products)	1,885	35,344
Paychex, Inc. (Commercial Services)	5,590	146,905
Pharmaceutical Product Development, Inc. (Commercial Services)	1,820	52,798

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	December 31, 2008

Common Stocks, continued
	Shares	Value

Qualcomm, Inc. (Telecommunications)	32,760	$1,173,791
Research In Motion, Ltd.ADR* (Computers)	9,295	377,191
Ross Stores, Inc. (Retail)	2,145	63,771
Ryanair Holdings PLCADR* (Airlines)	1,885	54,816
Seagate TechnologyADR (Computers)	7,995	35,418
Sears Holdings Corp.* (Retail)	2,080	80,850
Sigma-Aldrich Corp. (Chemicals)	1,950	82,368
Staples, Inc. (Retail)	7,865	140,941
Starbucks Corp.* (Retail)	16,705	158,029
Steel Dynamics, Inc. (Iron/Steel)	3,055	34,155
Stericycle, Inc.* (Environmental Control)	1,430	74,474
Sun Microsystems, Inc.* (Computers)	5,265	20,112
Symantec Corp.* (Internet)	14,365	194,215
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	10,465	445,495
Urban Outfitters, Inc.* (Retail)	2,665	39,922
VeriSign, Inc.* (Internet)	2,990	57,049
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,535	77,013
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	4,095	59,378
Wynn Resorts, Ltd.* (Lodging)	1,950	82,407
Xilinx, Inc. (Semiconductors)	5,915	105,405
Yahoo!, Inc.* (Internet)	10,920	133,224

TOTAL COMMON STOCKS
(Cost $12,781,751)		17,564,161

Repurchase Agreements (17.8%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $842,000 (Collateralized by $860,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $864,415)	$842,000	842,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,053,001 (Collateralized by $1,023,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $1,075,704)	1,053,000	1,053,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,758,001 (Collateralized by $1,665,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $1,799,716)	1,758,000	1,758,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $32,000 (Collateralized by $50,000 of various Federal Home Loan Bank Securities, 1.15%–2.23%, 3/12/09–12/11/09, market value $50,426)	32,000	32,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,685,000)		3,685,000

TOTAL INVESTMENT SECURITIES
(Cost $16,466,751)—102.6%		21,249,161
Net other assets (liabilities)—(2.6)%		(537,809)

NET ASSETS—100.0%		$20,711,352

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $2,940,000.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $2,057,850)	17	$34,604

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $484,200)	20	83

Swap Agreements
	National
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 1/27/09	$22,393,837	$190,813

ProFund VP UltraNASDAQ-100 invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Airlines	0.3%
Auto Manufacturers	0.9%
Beverages	0.2%
Biotechnology	8.1%
Chemicals	0.4%
Commercial Services	2.0%
Computers	12.1%
Distribution/Wholesale	0.4%
Electronics	0.8%
Energy-Alternate Sources	0.7%
Engineering & Construction	0.3%
Environmental Control	0.4%
Healthcare-Products	1.5%
Internet	8.7%
Iron/Steel	0.2%
Lodging	0.4%
Machinery-Construction & Mining	0.2%
Media	3.7%
Pharmaceuticals	7.3%
Retail	4.3%
Semiconductors	6.5%
Software	14.0%
Telecommunications	9.5%
Textiles	0.3%
Transportation	1.5%
Other**	15.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$16,466,751

Securities, at value	17,564,161
Repurchase agreements, at value	3,685,000

Total Investment Securities, at value	21,249,161
Cash	961
Segregated cash balances with brokers for futures contracts	252,525
Dividends and interest receivable	4,526
Unrealized gain on swap agreements	190,813
Receivable for capital shares issued	4,441
Variation margin on futures contracts	13,325
Prepaid expenses	83

Total Assets	21,715,835

Liabilities:
Payable for capital shares redeemed	282,824
Payable for closed swap positions	674,096
Advisory fees payable	4,691
Management services fees payable	626
Administration fees payable	721
Administrative services fees payable	6,015
Distribution fees payable	4,721
Trustee fees payable	91
Transfer agency fees payable	3,372
Fund accounting fees payable	1,514
Compliance services fees payable	437
Other accrued expenses	25,375

Total Liabilities	1,004,483

Net Assets	$20,711,352

Net Assets consist of:
Capital	$100,748,594
Accumulated net realized gains (losses) on investments	(85,045,152)
Net unrealized appreciation (depreciation) on investments	5,007,910

Net Assets	$20,711,352

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,821,223

Net Asset Value (offering and redemption price per share)	$7.34

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$211,488
Dividends	194,338

Total Investment Income	405,826

Expenses:
Advisory fees	344,453
Management services fees	55,201
Administration fees	16,121
Transfer agency fees	21,027
Administrative services fees	154,396
Distribution fees	114,818
Custody fees	18,696
Fund accounting fees	29,023
Trustee fees	809
Compliance services fees	107
Other fees	56,384

Total Gross Expenses before reductions	811,035
Less Expenses reduced by the Advisor	(64,446)

Total Net Expenses	746,589

Net Investment Income (Loss)	(340,763)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	1,031,092
Net realized gains (losses) on futures contracts	(3,430,071)
Net realized gains (losses) on swap agreements	(30,231,536)
Change in net unrealized appreciation/depreciation on investments	(18,099,929)

Net Realized and Unrealized Gains (Losses) on Investments	(50,730,444)

Change in Net Assets Resulting from Operations	$(51,071,207)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Statements of Changes in Net Assets

	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(340,763)	$(143,518)
Net realized gains (losses) on investments	(32,630,515)	7,846,790
Change in net unrealized appreciation/depreciation on investments	(18,099,929)	4,497,881

Change in net assets resulting from operations	(51,071,207)	12,201,153

Capital Transactions:
Proceeds from shares issued	420,427,836	1,028,360,290
Value of shares redeemed	(448,554,107)	(1,014,276,847)

Change in net assets resulting from capital transactions	(28,126,271)	14,083,443

Change in net assets	(79,197,478)	26,284,596
Net Assets:
Beginning of period	99,908,830	73,624,234

End of period	$20,711,352	$99,908,830

Share Transactions:
Issued	25,081,550	42,823,121
Redeemed	(25,970,387)	(42,624,620)

Change in shares	(888,837)	198,501

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.(a)
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$26.93	$20.97	$41.79	$46.20	$45.60

Investment Activities:
Net investment income (loss)(b)	(0.13)	(0.05)	(0.13)	(0.36)	(0.30)
Net realized and unrealized gains (losses) on investments	(19.46)	6.01	(0.53)	(1.15)	6.00

Total income (loss) from investment activities	(19.59)	5.96	(0.66)	(1.51)	5.70

Distributions to Shareholders From:
Net realized gains on investments	—	—	(20.16)	(2.90)	(5.10)

Net Asset Value, End of Period	$7.34	$26.93	$20.97	$41.79	$46.20

Total Return	(72.74)%	28.42%	4.93%	(3.75)%	14.10%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.69%	1.75%	1.85%	1.88%
Net expenses	1.63%	1.63%	1.72%	1.85%	1.88%
Net investment income (loss)	(0.74)%	(0.19)%	(0.40)%	(0.83)%	(0.61)%

Supplemental Data:
Net Assets, end of period (000’s)	$20,711	$99,909	$73,624	$99,349	$151,620
Portfolio turnover rate(c)	611%	979%	1,176%	437%	504%

(a)	Adjusted for 1:15 reverse stock split that occurred on December 16, 2005.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Bear

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the year ended December 31, 2008, the Fund had a total return of 39.92%, compared to a total return of –36.99%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), Wells Fargo & Co (–2.35%) and Johnson & Johnson (–10.30%), while the bottom three performers in this group were General Electric Co (–56.30%), Microsoft Corp (–45.39%), and AT&T Inc (–31.42%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Bear	1/22/2001	39.92%	2.87%	2.61%	1.70%	1.63%

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(35)%
Swap Agreements	(65)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	27%
Energy	13%
Financial	13%
Communications	11%
Industrial	11%
Technology	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	December 31, 2008

Repurchase Agreements (96.0%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,169,006 (Collateralized by $10,325,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,378,001)	$10,169,000	$10,169,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,169,006 (Collateralized by $9,866,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $10,374,283)	10,169,000	10,169,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,169,006 (Collateralized by $9,961,000 of various U.S. Government Agency Obligations, 5.13%–5.63%, 9/10/10–9/18/17, market value $10,373,892)	10,169,000	10,169,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,165,006 (Collateralized by $10,260,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $10,370,605)	10,165,000	10,165,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,169,006 (Collateralized by $10,372,832 of various U.S. Government Agency Obligations, 0.05%‡–0.51%‡, 4/7/09–6/25/09, market value $10,396,119)	10,169,000	10,169,000

TOTAL REPURCHASE AGREEMENTS
(Cost $50,841,000)		50,841,000

Options Purchased(NM)
	Contracts

S&P 500 Futures Call Option, exercise @ 1800, expiring 3/20/09	165	1,753

TOTAL OPTIONS PURCHASED
(Cost $2,722)		1,753

TOTAL INVESTMENT SECURITIES
(Cost $50,843,722)—96.0%		50,842,753
Net other assets (liabilities)—4.0%		2,121,903

NET ASSETS—100.0%		$52,964,656

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $4,500,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $675,188)	15	$13,515

Futures Contracts Sold
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $19,130,313)	85	(549,653)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index terminating on 1/27/09	$(34,567,977)	$(1,381,003)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$50,843,722

Securities, at value	1,753
Repurchase agreements, at value	50,841,000

Total Investment Securities, at value	50,842,753
Cash	554
Segregated cash balances with brokers for futures contracts	2,571,312
Interest receivable	14
Receivable for capital shares issued	1,331,914
Prepaid expenses	120

Total Assets	54,746,667

Liabilities:
Payable for capital shares redeemed	243
Unrealized loss on swap agreements	1,381,003
Variation margin on futures contracts	281,875
Advisory fees payable	22,310
Management services fees payable	2,975
Administration fees payable	2,352
Administrative services fees payable	19,005
Distribution fees payable	14,682
Trustee fees payable	298
Transfer agency fees payable	12,208
Fund accounting fees payable	5,006
Compliance services fees payable	1,444
Other accrued expenses	38,610

Total Liabilities	1,782,011

Net Assets	$52,964,656

Net Assets consist of:
Capital	$77,562,913
Accumulated net investment income (loss)	155,174
Accumulated net realized gains (losses) on investments	(22,835,321)
Net unrealized appreciation (depreciation) on investments	(1,918,110)

Net Assets	$52,964,656

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,538,608

Net Asset Value (offering and redemption price per share)	$34.42

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$1,315,756

Expenses:
Advisory fees	534,010
Management services fees	81,862
Administration fees	26,082
Transfer agency fees	35,942
Administrative services fees	243,172
Distribution fees	178,003
Custody fees	6,631
Fund accounting fees	48,022
Trustee fees	1,136
Compliance services fees	2,941
Other fees	59,503

Total Gross Expenses before reductions	1,217,304
Less Expenses reduced by the Advisor	(56,722)

Total Net Expenses	1,160,582

Net Investment Income (Loss)	155,174

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(8,581)
Net realized gains (losses) on futures contracts	15,681,414
Net realized gains (losses) on swap agreements	16,348,220
Change in net unrealized appreciation/depreciation on investments	(2,195,396)

Net Realized and Unrealized Gains (Losses) on Investments	29,825,657

Change in Net Assets Resulting from Operations	$29,980,831

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$155,174	$1,380,886
Net realized gains (losses) on investments	32,021,053	(4,806,087)
Change in net unrealized appreciation/depreciation on investments	(2,195,396)	186,263

Change in net assets resulting from operations	29,980,831	(3,238,938)

Distributions to Shareholders From:
Net investment income	(1,380,886)	(1,685,377)

Change in net assets resulting from distributions	(1,380,886)	(1,685,377)

Capital Transactions:
Proceeds from shares issued	801,831,389	439,234,713
Dividends reinvested	1,380,886	1,685,377
Value of shares redeemed	(809,084,472)	(435,143,913)

Change in net assets resulting from capital transactions	(5,872,197)	5,776,177

Change in net assets	22,727,748	851,862
Net Assets:
Beginning of period	30,236,908	29,385,046

End of period	$52,964,656	$30,236,908

Accumulated net investment income (loss)	$155,174	$1,380,886

Share Transactions:
Issued	27,606,607	17,335,902
Reinvested	48,131	68,847
Redeemed	(27,329,563)	(17,331,090)

Change in shares	325,175	73,659

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$24.92	$25.78	$28.22	$28.61	$31.89

Investment Activities:
Net investment income (loss)(a)	0.06	0.85	0.89	0.39	(0.22)
Net realized and unrealized gains (losses) on investments	9.81	(0.71)	(2.99)	(0.78)	(3.06)

Total income (loss) from investment activities	9.87	0.14	(2.10)	(0.39)	(3.28)

Distributions to Shareholders From:
Net investment income	(0.37)	(1.00)	(0.34)	—	—

Net Asset Value, End of Period	$34.42	$24.92	$25.78	$28.22	$28.61

Total Return	39.92%	0.60%	(7.50)%	(1.36)%	(10.29)%
Ratios to Average Net Assets:
Gross expenses	1.71%	1.70%	1.74%	1.86%	1.90%
Net expenses	1.63%	1.63%	1.70%	1.86%	1.90%
Net investment income (loss)	0.22%	3.37%	3.24%	1.36%	(0.70)%
Supplemental Data:
Net assets, end of period (000’s)	$52,965	$30,237	$29,385	$50,812	$30,887
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Short Mid-Cap

The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2008, the Fund had a total return of 31.83%, compared to a total return of –36.24%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Vertex Pharmaceuticals Inc (+30.78%), WR Berkley Corp (+3.99%), and Church & Dwight Co Inc (+3.79%), while the bottom three performers in this group were New York Community Bancorp (–31.97%), Martine Marietta Materials (–26.79%), and Everest Re Group Ltd (–24.16%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from November 22, 2004 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short Mid-Cap	11/22/2004	31.83%	2.02%	1.78%	1.63%

S&P MidCap 400 Index	11/22/2004	–36.24%	–2.58%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Short Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(17)%
Swap Agreements	(82)%
Options	NM

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM  Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	20%
Industrial	17%
Consumer Cyclical	12%
Utilities	8%
Technology	7%
Energy	6%
Basic Materials	5%
Communications	4%

PROFUNDS VP ProFund VP Short Mid-Cap	Schedule of Portfolio Investments December 31, 2008

Repurchase Agreements (107.5%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $864,000 (Collateralized by $880,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $884,517)	$864,000	$864,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $864,000 (Collateralized by $839,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $882,224)	864,000	864,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $864,000 (Collateralized by $820,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $886,347)	864,000	864,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $862,000 (Collateralized by $875,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $884,433)	862,000	862,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $864,000 (Collateralized by $881,280 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $881,394)	864,000	864,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,318,000)		4,318,000

Options Purchased(NM)
	Contracts

S&P MidCap 400 Futures Call Option, exercise @ 800, expiring 1/16/09	10	138

TOTAL OPTIONS PURCHASED
(Cost $296)		138

TOTAL INVESTMENT SECURITIES
(Cost 4,318,296)—107.5%		4,318,138
Net other assets (liabilities)—(7.5)%		(300,928)

NET ASSETS—100.0%		$4,017,210

*
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $800,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $427,280)	8	$(16,038)
S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $267,050)	1	(11,680)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 1/27/09	$(3,291,821)	$(214,772)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$4,318,296

Securities, at value	138
Repurchase agreements, at value	4,318,000

Total Investment Securities, at value	4,318,138
Cash	420
Segregated cash balances with brokers for futures contracts	90,720
Receivable for capital shares issued	25,230
Prepaid expenses	23

Total Assets	4,434,531

Liabilities:
Payable for capital shares redeemed	176,280
Unrealized loss on swap agreements	214,772
Variation margin on futures contracts	13,390
Advisory fees payable	1,830
Management services fees payable	244
Administration fees payable	249
Administrative services fees payable	1,841
Distribution fees payable	1,356
Trustee fees payable	32
Transfer agency fees payable	968
Fund accounting fees payable	533
Compliance services fees payable	154
Other accrued expenses	5,672

Total Liabilities	417,321

Net Assets	$4,017,210

Net Assets consist of:
Capital	$4,775,759
Accumulated net investment income (loss)	49,307
Accumulated net realized gains (losses) on investments	(565,208)
Net unrealized appreciation (depreciation) on investments	(242,648)

Net Assets	$4,017,210

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	128,241

Net Asset Value (offering and redemption price per share)	$31.33

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$198,923

Expenses:
Advisory fees	68,842
Management services fees	11,295
Administration fees	3,372
Transfer agency fees	4,505
Administrative services fees	29,410
Distribution fees	22,947
Custody fees	4,646
Fund accounting fees	6,029
Trustee fees	151
Compliance services fees	302
Other fees	7,364

Total Gross Expenses before reductions	158,863
Less Expenses reduced by the Advisor	(9,247)

Total Net Expenses	149,616

Net Investment Income (Loss)	49,307

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,581)
Net realized gains (losses) on futures contracts	1,360,984
Net realized gains (losses) on swap agreements	1,432,122
Change in net unrealized appreciation/depreciation on investments	(271,348)

Net Realized and Unrealized Gains (Losses) on Investments	2,519,177

Change in Net Assets Resulting from Operations	$2,568,484

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$49,307	$178,696
Net realized gains (losses) on investments	2,790,525	(368,981)
Change in net unrealized appreciation/depreciation on investments	(271,348)	(43,832)

Change in net assets resulting from operations	2,568,484	(234,117)

Distributions to Shareholders From:
Net investment income	(178,696)	(257,064)

Change in net assets resulting from distributions	(178,696)	(257,064)

Capital Transactions:
Proceeds from shares issued	271,659,231	181,808,382
Dividends reinvested	178,696	257,064
Value of shares redeemed	(271,647,239)	(185,347,372)

Change in net assets resulting from capital transactions	190,688	(3,281,926)

Change in net assets	2,580,476	(3,773,107)
Net Assets:
Beginning of period	1,436,734	5,209,841

End of period	$4,017,210	$1,436,734

Accumulated net investment income (loss)	$49,307	$178,696

Share Transactions:
Issued	10,008,838	7,618,935
Reinvested	7,008	10,765
Redeemed	(9,947,474)	(7,775,098)

Change in shares	68,372	(145,398)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	Nov. 22, 2004 through
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004(a)

Net Asset Value, Beginning of Period	$24.00	$25.38	$26.39	$29.15	$30.00

Investment Activities:
Net investment income (loss)(b)	0.14	0.82	0.91	0.40	—	(c)
Net realized and unrealized gains (losses) on investments	7.44	(1.55)	(1.87)	(3.16)	(0.85)

Total income (loss) from investment activities	7.58	(0.73)	(0.96)	(2.76)	(0.85)

Distributions to Shareholders From:
Net investment income	(0.25)	(0.65)	(0.05)	— (c)	—

Net Asset Value, End of Period	$31.33	$24.00	$25.38	$26.39	$29.15

Total Return	31.83%	(2.85)%	(3.64)%	(9.46)%	(2.83	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.73%	1.78%	1.82%	2.28%	3.86%
Net expenses(e)	1.63%	1.63%	1.67%	1.98%	1.98%
Net investment income (loss)(e)	0.54%	3.41%	3.46%	1.40%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$4,017	$1,437	$5,210	$4,190	$637
Portfolio turnover rate(f)	—	—	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Short Small-Cap

The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000® Index. For the year ended December 31, 2008, the Fund had a total return of 24.08%, compared to a total return of –33.80%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Myriad Genetics Inc (+42.74%), Comstock Resources Inc (+38.97%), and Piedmont Natural Gas Co (+21.06%), while the bottom three performers in this group were ITC Holdings Corp (–22.58%), Westar Energy Inc (–20.93%), and OSI Pharmaceuticals Inc (–19.50%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from September 3, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Short Small-Cap	9/3/2002	24.08%	0.21%	–6.95%	1.67%	1.63%

Russell 2000 Index	9/3/2002	–33.80%	–0.89%	5.83%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(54)%
Swap Agreements	(43)%
Options	NM

Total Exposure	(97)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	23%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	December 31, 2008

Repurchase Agreements (79.8%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,995,001 (Collateralized by $2,030,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $2,040,421)	$1,995,000	$1,995,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,995,001 (Collateralized by $1,936,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $2,035,740)	1,995,000	1,995,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,995,001 (Collateralized by $1,960,000 of various Federal Home Loan Bank Securities, 1.15%–3.38%, 12/11/09–6/24/11, market value $2,040,525)	1,995,000	1,995,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,991,001 (Collateralized by $2,015,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $2,036,722)	1,991,000	1,991,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,995,001 (Collateralized by $2,034,900 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $2,035,163)	1,995,000	1,995,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,971,000)		9,971,000

Options Purchased(NM)
	Contracts

Russell 2000 Mini Futures Call Option, exercise @ 1100, expiring 1/16/09	130	$463
Russell 2000 Mini Futures Call Option, exercise @ 800, expiring 2/20/09	5	44

TOTAL OPTIONS PURCHASED
(Cost $1,654)		507

TOTAL INVESTMENT SECURITIES
(Cost $9,972,654)—79.8%		9,971,507
Net other assets (liabilities)—20.2%		2,526,016

NET ASSETS—100.0%		$12,497,523

†
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $700,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 3/20/09 (Underlying notional amount at value $6,733,360)	136	$(297,270)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 1/27/09	$(5,363,746)	$(295,897)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$9,972,654

Securities, at value	507
Repurchase agreements, at value	9,971,000

Total Investment Securities, at value	9,971,507
Segregated cash balances with brokers for futures contracts	792,880
Interest receivable	3
Receivable for capital shares issued	2,389,039
Prepaid expenses	53

Total Assets	13,153,482

Liabilities:
Cash overdraft	42
Payable for capital shares redeemed	122,213
Unrealized loss on swap agreements	295,897
Variation margin on futures contracts	201,280
Advisory fees payable	3,640
Management services fees payable	485
Administration fees payable	530
Administrative services fees payable	5,847
Distribution fees payable	5,436
Trustee fees payable	67
Transfer agency fees payable	2,307
Fund accounting fees payable	1,124
Compliance services fees payable	324
Other accrued expenses	16,767

Total Liabilities	655,959

Net Assets	$12,497,523

Net Assets consist of:
Capital	$16,109,377
Accumulated net investment income (loss)	120,502
Accumulated net realized gains (losses) on investments	(3,138,042)
Net unrealized appreciation (depreciation) on investments	(594,314)

Net Assets	$12,497,523

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	705,369

Net Asset Value (offering and redemption price per share)	$17.72

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$519,232

Expenses:
Advisory fees	183,464
Management services fees	29,389
Administration fees	8,969
Transfer agency fees	11,843
Administrative services fees	76,877
Distribution fees	61,155
Custody fees	4,951
Fund accounting fees	15,933
Trustee fees	434
Compliance services fees	392
Other fees	24,980

Total Gross Expenses before reductions	418,387
Less Expenses reduced by the Advisor	(19,657)

Total Net Expenses	398,730

Net Investment Income (Loss)	120,502

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(10,274)
Net realized gains (losses) on futures contracts	2,760,117
Net realized gains (losses) on swap agreements	4,874,376
Change in net unrealized appreciation/depreciation on investments	(743,488)

Net Realized and Unrealized Gains (Losses) on Investments	6,880,731

Change in Net Assets Resulting from Operations	$7,001,233

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$120,502	$1,095,474
Net realized gains (losses) on investments	7,624,219	(2,893,787)
Change in net unrealized appreciation/depreciation on investments	(743,488)	(6,116)

Change in net assets resulting from operations	7,001,233	(1,804,429)

Distributions to Shareholders From:
Net investment income	(1,095,474)	(1,250,161)

Change in net assets resulting from distributions	(1,095,474)	(1,250,161)

Capital Transactions:
Proceeds from shares issued	480,600,131	676,598,767
Dividends reinvested	1,095,474	1,250,161
Value of shares redeemed	(490,470,721)	(672,479,613)

Change in net assets resulting from capital transactions	(8,775,116)	5,369,315

Change in net assets	(2,869,357)	2,314,725
Net Assets:
Beginning of period	15,366,880	13,052,155

End of period	$12,497,523	$15,366,880

Accumulated net investment income (loss)	$120,502	$1,095,474

Share Transactions:
Issued	29,358,465	46,664,042
Reinvested	74,879	85,219
Redeemed	(29,763,065)	(46,609,404)

Change in shares	(329,721)	139,857

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$14.85	$14.58	$16.62	$17.12	$18.82

Investment Activities:
Net investment income (loss)(a)	0.08	0.50	0.56	0.23	(0.11)
Net realized and unrealized gains (losses) on investments	3.37	0.15 (b)	(2.50)	(0.73)	(1.59)

Total income (loss) from investment activities	3.45	0.65	(1.94)	(0.50)	(1.70)

Distributions to Shareholders From:
Net investment income	(0.58)	(0.38)	(0.10)	—	—

Net Asset Value, End of Period	$17.72	$14.85	$14.58	$16.62	$17.12

Total Return	24.08%	4.46%	(11.73)%	(2.92)%	(9.03)%
Ratios to Average Net Assets:
Gross expenses	1.71%	1.67%	1.67%	1.90%	2.28%
Net expenses	1.63%	1.62%	1.62%	1.90%	1.98%
Net investment income (loss)	0.49%	3.42%	3.52%	1.36%	(0.62)%

Supplemental Data:
Net assets, end of period (000’s)	$12,498	$15,367	$13,052	$9,193	$6,934
Portfolio turnover rate(c)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Short Dow 30

The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Industrial AverageSM (DJIA). For the year ended December 31, 2008, the Fund had a total return of 25.51%, compared to a total return of –31.92%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), McDonalds Corp (+5.57%), and Johnson & Johnson (–10.30%), while the bottom three performers in this group were 3M Co (–31.76%), United Technologies Corp (–29.97%), and Coca-Cola Co (–26.23%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from May 1, 2006 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short Dow 30	5/1/2006	25.51%	5.32%	2.37%	1.63%

Dow Jones Industrial Average	5/1/2006	–31.92%	–6.85%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Short Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Dow Jones Industrial Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(56)%
Swap Agreements	(42)%
Options	NM

Total Exposure	(98)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Consumer Non-Cyclical	23%
Industrial	19%
Technology	14%
Energy	14%
Consumer Cyclical	13%
Communications	8%
Financial	6%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	December 31, 2008

Repurchase Agreements (77.5%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $36,000 (Collateralized by $45,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $45,231)	$36,000	$36,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $36,000 (Collateralized by $36,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $37,855)	36,000	36,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $36,000 (Collateralized by $36,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $37,855)	36,000	36,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $36,000 (Collateralized by $45,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $45,485)	36,000	36,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $36,000 (Collateralized by $36,720 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $36,725)	36,000	36,000

TOTAL REPURCHASE AGREEMENTS
(Cost $180,000)		180,000

Options Purchased(NM)
	Contracts

E-Mini Dow Jones Futures Call Option, exercise @ 13000, expiring 1/16/09	1	$6

TOTAL OPTIONS PURCHASED
(Cost $13)		6

TOTAL INVESTMENT SECURITIES
(Cost $180,013)—77.5%		180,006
Net other assets (liabilities)—22.5%		52,247

NET ASSETS—100.0%		$232,253

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $100,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 3/20/09 (Underlying notional amount at value $130,905)	3	$(1,451)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 1/27/09	$(97,812)	$(836)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$180,013

Securities, at value	6
Repurchase agreements, at value	180,000

Total Investment Securities, at value	180,006
Cash	906
Segregated cash balances with brokers for futures contracts	16,971
Receivable for capital shares issued	41,813

Total Assets	239,696

Liabilities:
Unrealized loss on swap agreements	836
Variation margin on futures contracts	1,455
Advisory fees payable	1,597
Management services fees payable	213
Administration fees payable	143
Administrative services fees payable	68
Distribution fees payable	970
Trustee fees payable	18
Transfer agency fees payable	347
Fund accounting fees payable	312
Compliance services fees payable	90
Other accrued expenses	1,394

Total Liabilities	7,443

Net Assets	$232,253

Net Assets consist of:
Capital	$(903,784)
Accumulated net realized gains (losses) on investments	1,138,331
Net unrealized appreciation (depreciation) on investments	(2,294)

Net Assets	$232,253

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,294

Net Asset Value (offering and redemption price per share)	$31.84

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$5,938

Expenses:
Advisory fees	5,261
Management services fees	745
Administration fees	284
Transfer agency fees	433
Administrative services fees	101
Distribution fees	1,754
Custody fees	3,720
Fund accounting fees	583
Trustee fees	22
Compliance services fees	90
Other fees	998

Total Gross Expenses before reductions	13,991
Less Expenses reduced by the Advisor	(2,491)

Total Net Expenses	11,500

Net Investment Income (Loss)	(5,562)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(901)
Net realized gains (losses) on futures contracts	1,257,286
Net realized gains (losses) on swap agreements	31,729
Change in net unrealized appreciation/depreciation on investments	(3,613)

Net Realized and Unrealized Gains (Losses) on Investments	1,284,501

Change in Net Assets Resulting from Operations	$1,278,939

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(5,562)	$10,937
Net realized gains (losses) on investments	1,288,114	(37,167)
Change in net unrealized appreciation/depreciation on investments	(3,613)	1,377

Change in net assets resulting from operations	1,278,939	(24,853)

Distributions to Shareholders From:
Net investment income	(10,937)	(17,458)

Change in net assets resulting from distributions	(10,937)	(17,458)

Capital Transactions:
Proceeds from shares issued	103,079,409	7,669,452
Dividends reinvested	10,937	17,458
Value of shares redeemed	(104,320,781)	(7,653,488)

Change in net assets resulting from capital transactions	(1,230,435)	33,422

Change in net assets	37,567	(8,889)
Net Assets:
Beginning of period	194,686	203,575

End of period	$232,253	$194,686

Accumulated net investment income (loss)	$—	$10,937

Share Transactions:
Issued	3,141,986	283,668
Reinvested	379	666
Redeemed	(3,142,364)	(284,258)

Change in shares	1	76

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the		For the period
	year ended	year ended		May 1, 2006 through
	Dec. 31, 2008	Dec. 31, 2007		Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$26.69	$28.21		$30.00

Investment Activities:
Net investment income (loss)(b)	(0.25)	0.86		0.72
Net realized and unrealized gains (losses) on investments	6.91	(1.64)		(2.51)

Total income (loss) from investment activities	6.66	(0.78)		(1.79)

Distributions to Shareholders From:
Net investment income	(1.51)	(0.74)		—

Net Asset Value, End of Period	$31.84	$26.69		$28.21

Total Return	25.51%	(2.67)%		(6.00	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.98%	2.37%		2.25%
Net expenses(d)	1.63%	1.72	%(e)	1.63%
Net investment income (loss)(d)	(0.79)%	3.21%		3.61%

Supplemental Data:
Net assets, end of period (000’s)	$232	$195		$204
Portfolio turnover rate(f)	—	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Short NASDAQ-100

The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2008, the Fund had a total return of 48.16%, compared to a total return of –41.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Amgen Inc (+24.35%), Gilead Sciences Inc (+11.15%), and Teva Pharmaceutical Industries Ltd (–8.41%), while the bottom three performers in this group were Apple Computer Inc (–56.91%), Google Inc Class A (–55.51%), and Microsoft Corp (–45.39%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Short NASDAQ-100	5/1/2002	48.16%	2.98%	–3.15%	1.71%	1.63%

NASDAQ-100 Index	5/1/2002	–41.57%	–3.34%	–0.30%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

ProFunds VP ProFund VP Short NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(27)%
Swap Agreements	(73)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	36%
Communications	26%
Consumer Non-Cyclical	24%
Consumer Cyclical	8%
Industrial	4%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	December 31, 2008

Repurchase Agreements (103.2%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,364,002 (Collateralized by $3,425,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $3,442,581)	$3,364,000	$3,364,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,364,002 (Collateralized by $3,265,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $3,433,208)	3,364,000	3,364,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,364,002 (Collateralized by $3,279,000 of various U.S. Government Agency Obligations, 3.38%–5.13%, 9/10/10–1/13/12, market value $3,437,470)	3,364,000	3,364,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,360,002 (Collateralized by $3,400,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $3,436,653)	3,360,000	3,360,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,364,002 (Collateralized by $3,431,280 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $3,431,724)	3,364,000	3,364,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,816,000)		16,816,000

TOTAL INVESTMENT SECURITIES
(Cost $16,816,000)—103.2%		16,816,000
Net other assets (liabilities)—(3.2)%		(519,327)

NET ASSETS—100.0%		$16,296,673

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $2,200,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $532,620)	22	$(1,566)
NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,873,600)	32	(65,424)

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 1/27/09	$(11,929,435)	$(572,439)

See accompanying notes to the financial statements.
174

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$16,816,000

Repurchase agreements, at value	16,816,000

Total Investment Securities, at value	16,816,000
Cash	907
Segregated cash balances with brokers for futures contracts	748,930
Interest receivable	5
Receivable for capital shares issued	33,180
Prepaid expenses	74

Total Assets	17,599,096

Liabilities:
Payable for capital shares redeemed	472,114
Payable for closed swap positions	175,400
Unrealized loss on swap agreements	572,439
Variation margin on futures contracts	37,310
Advisory fees payable	5,175
Management services fees payable	690
Administration fees payable	806
Administrative services fees payable	7,634
Distribution fees payable	6,188
Trustee fees payable	103
Transfer agency fees payable	3,696
Fund accounting fees payable	1,726
Compliance services fees payable	498
Other accrued expenses	18,644

Total Liabilities	1,302,423

Net Assets	$16,296,673

Net Assets consist of:
Capital	$57,289,567
Accumulated net investment income (loss)	112,025
Accumulated net realized gains (losses) on investments	(40,465,490)
Net unrealized appreciation (depreciation) on investments	(639,429)

Net Assets	$16,296,673

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	803,421

Net Asset Value (offering and redemption price per share)	$20.28

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$556,501

Expenses:
Advisory fees	204,513
Management services fees	33,351
Administration fees	9,969
Transfer agency fees	13,424
Administrative services fees	92,836
Distribution fees	68,171
Custody fees	5,448
Fund accounting fees	18,015
Trustee fees	473
Compliance services fees	755
Other fees	34,730

Total Gross Expenses before reductions	481,685
Less Expenses reduced by the Advisor	(37,209)

Total Net Expenses	444,476

Net Investment Income (Loss)	112,025

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,070)
Net realized gains (losses) on futures contracts	2,927,049
Net realized gains (losses) on swap agreements	7,641,679
Change in net unrealized appreciation/depreciation on investments	(810,954)

Net Realized and Unrealized Gains (Losses) on Investments	9,753,704

Change in Net Assets Resulting from Operations	$9,865,729

See accompanying notes to the financial statements.
175

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$112,025	$1,032,789
Net realized gains (losses) on investments	10,564,658	(5,362,976)
Change in net unrealized appreciation/depreciation on investments	(810,954)	(44,087)

Change in net assets resulting from operations	9,865,729	(4,374,274)

Distributions to Shareholders From:
Net investment income	(1,032,789)	(1,955,739)

Change in net assets resulting from distributions	(1,032,789)	(1,955,739)

Capital Transactions:
Proceeds from shares issued	327,630,571	567,134,709
Dividends reinvested	1,032,789	1,955,739
Value of shares redeemed	(333,044,894)	(574,813,456)

Change in net assets resulting from capital transactions	(4,381,534)	(5,723,008)

Change in net assets	4,451,406	(12,053,021)
Net Assets:
Beginning of period	11,845,267	23,898,288

End of period	$16,296,673	$11,845,267

Accumulated net investment income (loss)	$112,025	$1,032,789

Share Transactions:
Issued	19,153,505	33,673,074
Reinvested	65,783	133,043
Redeemed	(19,251,152)	(34,285,321)

Change in shares	(31,864)	(479,204)

See accompanying notes to the financial statements.
176

PROFUNDS VP
ProFund VP Short NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$14.18	$18.18	$18.56	$18.41	$20.71

Investment Activities:
Net investment income (loss)(a)	0.07	0.59	0.64	0.23	(0.13)
Net realized and unrealized gains (losses) on investments	6.59	(2.63)	(0.88)	(0.08)	(2.17)

Total income (loss) from investment activities	6.66	(2.04)	(0.24)	0.15	(2.30)

Distributions to Shareholders From:
Net investment income	(0.56)	(1.96)	(0.14)	—	—

Net Asset Value, End of Period	$20.28	$14.18	$18.18	$18.56	$18.41

Total Return	48.16%	(11.60)%	(1.31)%	0.81%	(11.11)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.71%	1.70%	1.85%	1.86%
Net expenses	1.63%	1.63%	1.66%	1.85%	1.86%
Net investment income (loss)	0.41%	3.50%	3.34%	1.21%	(0.62)%

Supplemental Data:
Net Assets, end of period (000’s)	$16,297	$11,845	$23,898	$31,588	$16,213
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
177

ProFund VP Short International

The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2008, the Fund had a total return of 38.23%, compared to a total return of –43.38%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Novartis AG (–9.46%), Roche Holding AG (–11.37%), and Royal Dutch Shell PLC (–14.50%), while the bottom three performers in this group were Vodafone Group PLC (–45.59%), HSBC Holdings PLC (–42.20%) and BP PLC (–37.13%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short International	8/31/2007	38.23%	25.51%	1.65%	1.63%

MSCI EAFE Index	8/31/2007	–43.38%	–33.00%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

ProFund VP ProFund VP Short International

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(1)%
Swap Agreements	(98)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financial	22%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Health Care	10%
Energy	9%
Basic Materials	8%
Utilities	8%
Communications	7%
Technology	5%

Country Breakdown

Japan	25%
UK	20%
France	11%
Other	10%
Germany	9%
Switzerland	8%
Australia	6%
Spain	5%
Italy	4%
Netherlands	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	December 31, 2008

Repurchase Agreements (105.2%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,040,001 (Collateralized by $1,060,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,065,441)	$1,040,000	$1,040,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,040,001 (Collateralized by $1,010,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $1,062,034)	1,040,000	1,040,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,040,001 (Collateralized by $985,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $1,064,697)	1,040,000	1,040,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,038,001 (Collateralized by $1,055,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $1,066,373)	1,038,000	1,038,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,040,001 (Collateralized by $1,060,800 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $1,060,937)	1,040,000	1,040,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,198,000)		5,198,000

TOTAL INVESTMENT SECURITIES
(Cost $5,198,000)—105.2%		5,198,000
Net other assets (liabilities)—(5.2)%		(255,362)

NET ASSETS—100.0%		$4,942,638

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $1,000,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/20/09 (Underlying notional amount at value $63,720)	1	$(3,587)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the MSCI EAFE terminating on 1/27/09	$(4,826,264)	$(237,041)

See accompanying notes to the financial statements.
179

PROFUNDS VP
ProFund VP Short International

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$5,198,000

Repurchase agreements, at value	5,198,000

Total Investment Securities, at value	5,198,000
Cash	969
Segregated cash balances with broker for futures contracts	11,256
Receivable for capital shares issued	1,779

Total Assets	5,212,004

Liabilities:
Payable for capital shares redeemed	18,504
Unrealized loss on swap agreements	237,041
Variation margin on futures contracts	960
Advisory fees payable	2,338
Management services fees payable	312
Administration fees payable	200
Administrative services fees payable	3,051
Distribution fees payable	3,129
Trustee fees payable	26
Transfer agency fees payable	914
Fund accounting fees payable	434
Compliance services fees payable	125
Other accrued expenses	2,332

Total Liabilities	269,366

Net Assets	$4,942,638

Net Assets consist of:
Capital	$4,811,139
Accumulated net realized gains (losses) on investments	372,127
Net unrealized appreciation (depreciation) on investments	(240,628)

Net Assets	$4,942,638

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	121,744

Net Asset Value (offering and redemption price per share)	$40.60

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$21,349

Expenses:
Advisory fees	15,808
Management services fees	2,219
Administration fees	854
Transfer agency fees	1,306
Administrative services fees	4,648
Distribution fees	5,269
Custody fees	3,344
Fund accounting fees	1,734
Trustee fees	35
Compliance services fees	199
Other fees	1,906

Total Gross Expenses before reductions	37,322
Less Expenses reduced by the Advisor	(2,971)

Total Net Expenses	34,351

Net Investment Income (Loss)	(13,002)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(70,369)
Net realized gains (losses) on swap agreements	466,855
Change in net unrealized appreciation/depreciation on investments	(239,596)

Net Realized and Unrealized Gains (Losses) on Investments	156,890

Change in Net Assets Resulting from Operations	$143,888

See accompanying notes to the financial statements.
180

PROFUNDS VP
ProFund VP Short International

Statements of Changes in Net Assets
		For the period
	For the	August 31, 2007
	year ended	through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations :
Net investment income (loss)	$(13,002)	$1,780
Net realized gains (losses) on investments	396,486	(11,357)
Change in net unrealized appreciation/depreciation on investments	(239,596)	(1,032)

Change in net assets resulting from operations	143,888	(10,609)

Distributions to Shareholders From:
Net investment income	(1,891)	—

Change in net assets resulting from distributions	(1,891)	—

Capital Transactions:
Proceeds from shares issued	10,632,948	484,515
Dividends reinvested	1,891	—
Value of shares redeemed	(6,026,430)	(281,674)

Change in net assets resulting from capital transactions	4,608,409	202,841

Change in net assets	4,750,406	192,232
Net Assets:
Beginning of period	192,232	—

End of period	$4,942,638	$192,232

Accumulated net investment income (loss)	$—	$1,891

Share Transactions:
Issued	273,336	16,345
Reinvested	50	—
Redeemed	(158,182)	(9,805)

Change in shares	115,204	6,540

(a)	Commencement of operations

See accompanying notes to the financial statements.
181

PROFUNDS VP
ProFund VP Short International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	11.48	(0.89)

Total income (loss) from investment activities	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	(0.02)	—

Net Asset Value, End of Period	$40.60	$29.39

Total Return	38.23%	(2.03	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.77%	3.42%
Net expenses(d)	1.63%	1.64	%(e)
Net investment income (loss)(d)	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$4,943	$192
Portfolio turnover rate(f)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
182

ProFund VP Short Emerging Markets

The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. For the year ended December 31, 2008, the Fund had a total return of 32.23%, compared to a total return of –48.94%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Columbia, Hong Kong, India, Indonesia, Israel, Luxembourg, Mexico, Philippines, Russia, South Africa, South Korea, Taiwan, and Turkey. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Teva Pharmaceuticals Industries Ltd (–8.41%), Taiwan Semiconductor Manufacturing Co. Ltd (–20.28%), and China Life Insurance Co Ltd (–39.35%), while the bottom three performers in this group were Companhia Vale do Rio Doce (–61.94%), Petroleo Brasileiro S/A (–57.58%), and Petroleo Brasileiro S/A (–57.50%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short Emerging Markets	8/31/2007	32.23%	5.73%	1.65%	1.63%

Bank of New York Mellon Emerging Markets 50 ADR Index	8/31/2007	–48.94%	–31.42%	N/A	N/A
Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

ProFund VP ProFund VP Short Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index

Communications	24%
Energy	21%
Financial	16%
Basic Materials	15%
Technology	9%
Consumer Non-Cyclical	8%
Industrial	4%
Utilities	3%

Country Breakdown

Brazil	27%
Hong Kong	13%
China	10%
Mexico	9%
South Korea	9%
Taiwan	9%
India	6%
Israel	6%
Other	6%
South Africa	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	December 31, 2008

Repurchase Agreements (104.7%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $825,000 (Collateralized by $845,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $849,338)	$825,000	$825,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $825,000 (Collateralized by $801,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $842,266)	825,000	825,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $825,000 (Collateralized by $785,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $848,515)	825,000	825,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $825,000 (Collateralized by $840,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $849,055)	825,000	825,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $825,000 (Collateralized by $841,500 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $841,609)	825,000	825,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,125,000)		4,125,000

TOTAL INVESTMENT SECURITIES
(Cost $4,125,000)—104.7%		4,125,000
Net other assets (liabilities)—(4.7)%		(184,894)

NET ASSETS—100.0%		$3,940,106

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $700,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 1/27/09	$(3,942,902)	$(155,610)

See accompanying notes to the financial statements.
184

PROFUNDS VP
ProFund VP Short Emerging Markets

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$4,125,000

Repurchase agreements, at value	4,125,000

Total Investment Securities, at value	4,125,000
Cash	327
Receivable for capital shares issued	2,210

Total Assets	4,127,537

Liabilities:
Payable for capital shares redeemed	20,884
Unrealized loss on swap agreements	155,610
Advisory fees payable	1,641
Management services fees payable	219
Administration fees payable	160
Administrative services fees payable	2,557
Distribution fees payable	2,605
Trustee fees payable	20
Transfer agency fees payable	765
Fund accounting fees payable	346
Compliance services fees payable	100
Other accrued expenses	2,524

Total Liabilities	187,431

Net Assets	$3,940,106

Net Assets consist of:
Capital	$4,208,298
Accumulated net realized gains (losses) on investments	(112,582)
Net unrealized appreciation (depreciation) on investments	(155,610)

Net Assets	$3,940,106

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	122,025

Net Asset Value (offering and redemption price per share)	$32.29

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$26,856

Expenses:
Advisory fees	15,882
Management services fees	2,281
Administration fees	829
Transfer agency fees	1,235
Administrative services fees	4,784
Distribution fees	5,294
Custody fees	3,806
Fund accounting fees	1,646
Trustee fees	37
Compliance services fees	158
Other fees	2,271

Total Gross Expenses before reductions	38,223
Less Expenses reduced by the Advisor	(3,711)

Total Net Expenses	34,512

Net Investment Income (Loss)	(7,656)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	13,800
Net realized gains (losses) on swap agreements	(69,492)
Change in net unrealized appreciation/depreciation on investments	(156,599)

Net Realized and Unrealized Gains (Losses) on Investments	(212,291)

Change in Net Assets Resulting from Operations	$(219,947)

See accompanying notes to the financial statements.
185

PROFUNDS VP
ProFund VP Short Emerging Markets

Statements of Changes in Net Assets
		For the period
	For the	August 31, 2007
	year ended	through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations:
Net investment income (loss)	$(7,656)	$1,693
Net realized gains (losses) on investments	(55,692)	(56,890)
Change in net unrealized appreciation/depreciation on investments	(156,599)	989

Change in net assets resulting from operations	(219,947)	(54,208)

Distributions to Shareholders From:
Net investment income	(1,800)	—

Change in net assets resulting from distributions	(1,800)	—

Capital Transactions:
Proceeds from shares issued	30,978,480	484,005
Dividends reinvested	1,800	—
Value of shares redeemed	(26,999,625)	(248,599)

Change in net assets resulting from capital transactions	3,980,655	235,406

Change in net assets	3,758,908	181,198
Net Assets:
Beginning of period	181,198	—

End of period	$3,940,106	$181,198

Accumulated net investment income (loss)	$—	$1,800

Share Transactions:
Issued	1,072,711	17,512
Reinvested	58	—
Redeemed	(958,158)	(10,098)

Change in shares	114,611	7,414

(a)	Commencement of operations

See accompanying notes to the financial statements.
186

PROFUNDS VP
ProFund VP Short Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	7.99 (c)	(5.82)

Total income (loss) from investment activities	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	(0.03)	—

Net Asset Value, End of Period	$32.29	$24.44

Total Return	32.23%	(18.53	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.81%	3.60%
Net expenses(e)	1.63%	1.64	%(f)
Net investment income (loss)(e)	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$3,940	$181
Portfolio turnover rate(g)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
187

ProFund VP UltraShort Dow 30

The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to 200% the inverse of the daily performance of the Dow Jones Industrial AverageSM (DJIA.) For the year ended December 31, 2008, the Fund had a total return of 39.37%, compared to a total return of –31.92%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), McDonalds Corp (+5.57%), and Johnson & Johnson (–10.30%), while the bottom three performers in this group were 3M Co (–31.76%), United Technologies Corp (–29.97%), and Coca-Cola Co (–26.23%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from September 14, 2006 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP UltraShort Dow 30	9/14/2006	39.37%	4.00%	2.30%	1.63%

Dow Jones Industrial Average	9/14/2006	–31.92%	–9.98%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP UltraShort Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)

December 31, 2008

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses that correspond to 200% the inverse of the daily performance of the Dow Jones Industrial Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(83)%
Swap Agreements	(117)%
Options	NM

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Consumer Non-Cyclical	23%
Industrial	19%
Technology	14%
Energy	14%
Consumer Cyclical	13%
Communications	8%
Financial	6%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	December 31, 2008

Repurchase Agreements (108.5%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $59,000 (Collateralized by $65,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $65,334)	$59,000	$59,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $65,000 (Collateralized by $64,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $67,297)	65,000	65,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $74,000 (Collateralized by $ 73,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $76,761)	74,000	74,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $43,000 (Collateralized by $45,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $45,485)	43,000	43,000
UMB, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $46,000 (Collateralized by $46,920 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $46,926)	46,000	46,000

TOTAL REPURCHASE AGREEMENTS
(Cost $287,000)		287,000

Options Purchased(NM)
	Contracts

E-Mini Dow Jones Futures Call Option, exercise @ 13000, expiring 1/16/09	1	$6

TOTAL OPTIONS PURCHASED
(Cost $13)		6

TOTAL INVESTMENT SECURITIES
(Cost $287,013)—108.5%		287,006
Net other assets (liabilities)—(8.5)%		(22,578)

NET ASSETS—100.0%		$264,428

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $60,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 3/20/09 (Underlying notional amount at value $218,175)	5	$(3,768)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 1/27/09	$(311,481)	$(14,689)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort Dow 30

Statement of Assets and Liabilities
December 31, 2008

Assets :
Total Investment Securities, at cost	$287,013

Securities, at value	6
Repurchase agreements, at value	287,000

Total Investment Securities, at value	287,006
Cash	320
Segregated cash balances with brokers for futures contracts	34,598
Receivable for capital shares issued	2,588
Receivable from Advisor	511

Total Assets	325,023

Liabilities :
Payable for capital shares redeemed	41,822
Unrealized loss on swap agreements	14,689
Variation margin on futures contracts	2,425
Administration fees payable	33
Administrative services fees payable	131
Distribution fees payable	240
Trustee fees payable	4
Transfer agency fees payable	102
Fund accounting fees payable	70
Compliance services fees payable	20
Other accrued expenses	1,059

Total Liabilities	60,595

Net Assets	$264,428

Net Assets consist of:
Capital	$(741,509)
Accumulated net investment income (loss)	4,118
Accumulated net realized gains (losses) on investments	1,020,283
Net unrealized appreciation (depreciation) on investments	(18,464)

Net Assets	$264,428

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	12,777

Net Asset Value (offering and redemption price per share)	$20.70

Statement of Operations

For the year ended December 31, 2008

Investment Income:
Interest	$20,806

Expenses:
Advisory fees	7,679
Management services fees	1,184
Administration fees	364
Transfer agency fees	487
Administrative services fees	1,352
Distribution fees	2,560
Custody fees	3,755
Fund accounting fees	655
Trustee fees	20
Compliance services fees	29
Other fees	917

Total Gross Expenses before reductions	19,002
Less Expenses reduced by the Advisor	(2,314)

Total Net Expenses	16,688

Net Investment Income (Loss)	4,118

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,101)
Net realized gains (losses) on futures contracts	47,394
Net realized gains (losses) on swap agreements	957,084
Change in net unrealized appreciation/depreciation on investments	(21,451)

Net Realized and Unrealized Gains (Losses) on Investments	980,926

Change in Net Assets Resulting from Operations	$985,044

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort Dow 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$4,118	$8,210
Net realized gains (losses) on investments	1,002,377	259,068
Change in net unrealized appreciation/depreciation on investments	(21,451)	1,594

Change in net assets resulting from operations	985,044	268,872

Distributions to Shareholders From:
Net investment income	(8,210)	(2,465)
Net realized gains on investments	(231,696)	—

Change in net assets resulting from distributions	(239,906)	(2,465)

Capital Transactions:
Proceeds from shares issued	83,658,651	31,437,872
Dividends reinvested	239,906	2,465
Value of shares redeemed	(84,536,312)	(31,724,531)

Change in net assets resulting from capital transactions	(637,755)	(284,194)

Change in net assets	107,383	(17,787)
Net Assets:
Beginning of period	157,045	174,832

End of period	$264,428	$157,045

Accumulated net investment income (loss)	$4,118	$8,210

Share Transactions:
Issued	3,192,361	1,340,545
Reinvested	10,055	108
Redeemed	(3,196,413)	(1,340,546)

Change in shares	6,003	107

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the		For the period
	year ended	year ended		Sep. 14, 2006 through
	Dec. 31, 2008	Dec. 31, 2007		Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$23.18	$26.22		$30.00

Investment Activities:
Net investment income (loss)(b)	0.11	0.68		0.30
Net realized and unrealized gains (losses) on investments	10.79	(3.35	)(c)	(4.08)

Total income (loss) from investment activities	10.90	(2.67)		(3.78)

Distributions to Shareholders From:
Net investment income	(0.46)	(0.37)		—
Net realized gains on investments	(12.92)	—		—

Total distributions	(13.38)	(0.37)		—

Net Asset Value, End of Period	$20.70	$23.18		$26.22

Total Return	39.37%	(10.16)%		(12.60	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.85%	2.30%		5.58%
Net expenses(e)	1.63%	1.91	%(f)	1.65	%(f)
Net investment income (loss)(e)	0.40%	2.90%		3.68%

Supplemental Data:
Net assets, end of period (000’s)	$264	$157		$175
Portfolio turnover rate(g)	—	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP UltraShort NASDAQ-100

The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to 200% the inverse of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2008, the Fund had a total return of 82.06%, compared to a total return of –41.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Amgen Inc (+24.35%), Gilead Sciences Inc (+11.15%), and Teva Pharmaceutical Industries Ltd (–8.41%), while the bottom three performers in this group were Apple Computer Inc (–56.91%), Google Inc Class A (–55.51%), and Microsoft Corp (–45.39%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort NASDAQ-100 from September 14, 2006 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP UltraShort NASDAQ-100	9/14/2006	82.06%	7.09%	2.48%	1.63%

NASDAQ-100 Index	9/14/2006	–41.57%	–14.78%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP UltraShort NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to 200% the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(49)%
Swap Agreements	(152)%

Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	36%
Communications	26%
Consumer Non-Cyclical	24%
Consumer Cyclical	8%
Industrial	4%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	December 31, 2008

Repurchase Agreements (52.1%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $68,000 (Collateralized by $75,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $75,385)	$68,000	$68,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $68,000 (Collateralized by $67,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $70,452)	68,000	68,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $68,000 (Collateralized by $67,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $70,452)	68,000	68,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $65,000 (Collateralized by $75,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $75,809)	65,000	65,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $68,000 (Collateralized by $69,360 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $69,369)	68,000	68,000

TOTAL REPURCHASE AGREEMENTS
(Cost $337,000)		337,000

TOTAL INVESTMENT SECURITIES
(Cost $337,000)—52.1%		337,000
Net other assets (liabilities)—47.9%		309,538

NET ASSETS—100.0%		$646,538

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $50,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $314,730)	13	$(565)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 1/27/09	$(985,951)	$(5,486)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort NASDAQ-100

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$337,000

Repurchase agreements, at value	337,000

Total Investment Securities, at value	337,000
Cash	879
Segregated cash balances with brokers for futures contracts	45,565
Receivable for capital shares issued	290,520
Prepaid expenses	3

Total Assets	673,967

Liabilities:
Payable for capital shares redeemed	13,338
Unrealized loss on swap agreements	5,486
Variation margin on futures contracts	2,665
Advisory fees payable	2,510
Management services fees payable	335
Administration fees payable	79
Administrative services fees payable	326
Distribution fees payable	557
Trustee fees payable	10
Transfer agency fees payable	216
Fund accounting fees payable	168
Compliance services fees payable	48
Other accrued expenses	1,691

Total Liabilities	27,429

Net Assets	$646,538

Net Assets consist of:
Capital	$1,046,288
Accumulated net investment income (loss)	3,579
Accumulated net realized gains (losses) on investments	(397,278)
Net unrealized appreciation (depreciation) on investments	(6,051)

Net Assets	$646,538

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	18,848

Net Asset Value (offering and redemption price per share)	$34.30

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$28,307

Expenses:
Advisory fees	11,386
Management services fees	1,717
Administration fees	548
Transfer agency fees	742
Administrative services fees	2,433
Distribution fees	3,795
Custody fees	4,853
Fund accounting fees	1,002
Trustee fees	31
Compliance services fees	65
Other fees	1,791

Total Gross Expenses before reductions	28,363
Less Expenses reduced by the Advisor	(3,635)

Total Net Expenses	24,728

Net Investment Income (Loss)	3,579

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(553)
Net realized gains (losses) on futures contracts	87,466
Net realized gains (losses) on swap agreements	(1,048,580)
Change in net unrealized appreciation/depreciation on investments	(8,856)

Net Realized and Unrealized Gains (Losses) on Investments	(970,523)

Change in Net Assets Resulting from Operations	$(966,944)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$3,579	$7,203
Net realized gains (losses) on investments	(961,667)	18,754
Change in net unrealized appreciation/depreciation on investments	(8,856)	1,463

Change in net assets resulting from operations	(966,944)	27,420

Distributions to Shareholders From:
Net investment income	(7,203)	(2,299)

Change in net assets resulting from distributions	(7,203)	(2,299)

Capital Transactions:
Proceeds from shares issued	124,660,310	26,447,043
Dividends reinvested	7,203	2,299
Value of shares redeemed	(123,183,584)	(26,513,655)

Change in net assets resulting from capital transactions	1,483,929	(64,313)

Change in net assets	509,782	(39,192)
Net Assets:
Beginning of period	136,756	175,948

End of period	$646,538	$136,756

Accumulated net investment income (loss)	$3,579	$7,203

Share Transactions:
Issued	4,660,527	1,375,815
Reinvested	307	111
Redeemed	(4,649,194)	(1,375,385)

Change in shares	11,640	541

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the		For the period
	year ended	year ended		Sep. 14, 2006 through
	Dec. 31, 2008	Dec. 31, 2007		Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$18.97	$26.39		$30.00

Investment Activities:
Net investment income (loss)(b)	0.06	0.60		0.29
Net realized and unrealized gains (losses) on investments	15.43 (c)	(7.68	)(c)	(3.90)

Total income (loss) from investment activities	15.49	(7.08)		(3.61)

Distributions to Shareholders From:
Net investment income	(0.16)	(0.34)		—

Net Asset Value, End of Period	$34.30	$18.97		$26.39

Total Return	82.06%	(26.92)%		(12.03	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.87%	2.48%		5.46%
Net expenses(e)	1.63%	1.92	%(f)	1.66	%(f)
Net investment income (loss)(e)	0.24%	2.88%		3.71%

Supplemental Data:
Net assets, end of period (000’s)	$647	$137		$176
Portfolio turnover rate(g)	—	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Banks

The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index. For the year ended December 31, 2008, the Fund had a total return of –46.91%, compared to a return of –45.15%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Hudson City Bancorp Inc (+6.26%), Wells Fargo & Co (–2.35%), and BB&T Corp (–10.47%), while the bottom three performers in this group were Citigroup Inc (–77.21%), Bank of America Corp (–65.87%), and Northern Trust Corp (–31.91%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Banks	5/1/2002	–46.91%	–13.04%	–8.40%	1.91%	1.63%

Dow Jones U.S. Banks Index	5/1/2002	–45.15%	–10.81%	–6.01%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	– 2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

198

PROFUNDS VP
ProFund VP Banks

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Banks seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	89%
Swap Agreements	11%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	20.6%
Wells Fargo & Co.	18.0%
Bank of America Corp.	8.8%
Citigroup, Inc.	4.5%
U.S. Bancorp	4.5%

Dow Jones U.S. Banks Index - Composition
The Dow Jones U.S. Banks Index is comprised of a single sector.

PROFUNDS VP ProFund VP Banks	Schedule of Portfolio Investments December 31, 2008

Common Stocks (88.9%)
	Shares	Value

Associated Banc-Corp (Banks)	3,619	$75,746
Astoria Financial Corp. (Savings & Loans)	2,632	43,375
BancorpSouth, Inc. (Banks)	2,303	53,798
Bank of America Corp. (Banks)	112,742	1,587,407
Bank of Hawaii Corp. (Banks)	1,645	74,305
BB&T Corp. (Banks)	17,437	478,820
BOK Financial Corp. (Banks)	658	26,583
Cathay Bancorp, Inc. (Banks)	1,645	39,069
Citigroup, Inc. (Diversified Financial Services)	122,067	819,070
Citizens Republic Bancorp, Inc. (Banks)	3,948	11,765
City National Corp. (Banks)	1,316	64,089
Comerica, Inc. (Banks)	4,935	97,960
Commerce Bancshares, Inc. (Banks)	1,974	86,757
Cullen/Frost Bankers, Inc. (Banks)	1,645	83,369
Dime Community Bancshares, Inc. (Savings & Loans)	987	13,127
East West Bancorp, Inc. (Banks)	1,974	31,525
F.N.B. Corp. (Banks)	2,961	39,085
Fifth Third Bancorp (Banks)	16,779	138,595
First BanCorp (Banks)	2,303	25,655
First Horizon National Corp. (Banks)	6,581	69,561
First Midwest Bancorp, Inc. (Banks)	1,645	32,851
First Niagara Financial Group, Inc. (Savings & Loans)	3,619	58,519
FirstMerit Corp. (Banks)	2,303	47,419
Frontier Financial Corp. (Banks)	1,645	7,172
Fulton Financial Corp. (Banks)	5,593	53,805
Glacier Bancorp, Inc. (Banks)	1,974	37,545
Hancock Holding Co. (Banks)	987	44,869
Hudson City Bancorp, Inc. (Savings & Loans)	15,134	241,539
Huntington Bancshares, Inc. (Banks)	11,515	88,205
International Bancshares Corp. (Banks)	1,645	35,910
J.P. Morgan Chase & Co. (Diversified Financial Services)	117,782	3,713,666
KeyCorp (Banks)	15,792	134,548
M&T Bank Corp. (Banks)	2,632	151,103
Marshall & Ilsley Corp. (Banks)	7,567	103,214
MB Financial, Inc. (Banks)	987	27,587
National City Corp. (Banks)	21,390	38,716
National Penn Bancshares, Inc. (Banks)	2,632	38,190
New York Community Bancorp (Savings & Loans)	10,857	129,850
NewAlliance Bancshares, Inc. (Savings & Loans)	3,290	43,329
Northern Trust Corp. (Banks)	6,909	360,235
Old National Bancorp (Banks)	1,974	35,848
Pacific Capital Bancorp (Banks)	1,316	22,214
PacWest Bancorp (Banks)	658	17,700
Park National Corp. (Banks)	329	23,606
People’s United Financial, Inc. (Banks)	5,264	93,857
PNC Financial Services Group (Banks)	10,809	529,641
Popular, Inc. (Banks)	7,896	40,743
PrivateBancorp, Inc. (Banks)	987	32,038
Prosperity Bancshares, Inc. (Banks)	1,316	38,940
Provident Bankshares Corp. (Banks)	987	9,534
Provident Financial Services, Inc. (Savings & Loans)	1,645	25,168
Regions Financial Corp. (Banks)	22,043	175,462
South Financial Group, Inc. (Banks)	2,303	9,949
Sovereign Bancorp, Inc.* (Savings & Loans)	17,108	50,982
Sterling Bancshares, Inc. (Banks)	2,303	14,002
Sterling Financial Corp. (Savings & Loans)	1,645	14,476
SunTrust Banks, Inc. (Banks)	11,186	330,434
Susquehanna Bancshares, Inc. (Banks)	2,632	41,875
SVB Financial Group* (Banks)	987	25,889
Synovus Financial Corp. (Banks)	8,554	70,998
TCF Financial Corp. (Banks)	3,948	53,930
TFS Financial Corp. (Savings & Loans)	2,961	38,197
The Colonial BancGroup, Inc. (Banks)	6,251	12,940
TrustCo Bank Corp. NY (Banks)	2,303	21,902
Trustmark Corp. (Banks)	1,645	35,516
U.S. Bancorp (Banks)	32,614	815,676
UCBH Holdings, Inc. (Banks)	3,619	24,899
UMB Financial Corp. (Banks)	987	48,501
Umpqua Holdings Corp. (Banks)	1,974	28,564
United Bankshares, Inc. (Banks)	1,316	43,718
United Community Banks, Inc. (Banks)	1,645	22,339
Valley National Bancorp (Banks)	4,277	86,609
Wachovia Corp. (Banks)	71,415	395,639
Washington Federal, Inc. (Savings & Loans)	2,632	39,375
Webster Financial Corp. (Banks)	1,645	22,668
Wells Fargo & Co. (Banks)	109,888	3,239,498
Westamerica Bancorp (Banks)	987	50,485
Whitney Holding Corp. (Banks)	1,974	31,564
Wilmington Trust Corp. (Banks)	1,974	43,902
Wintrust Financial Corp. (Banks)	658	13,535
Zions Bancorp (Banks)	3,619	88,702

TOTAL COMMON STOCKS
(Cost $15,239,218)		16,009,448

See accompanying notes to the financial statements.

199

PROFUNDS VP ProFund VP Banks	Schedule of Portfolio Investments December 31, 2008

Repurchase Agreements (0.1%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $3,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	$3,000	$3,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $6,000 (Collateralized by $6,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $6,309)	6,000	6,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $8,000 (Collateralized by $8,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $8,412)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,000)		17,000

TOTAL INVESTMENT SECURITIES
(Cost $15,256,218)—89.0%		16,026,448
Net other assets (liabilities)—11.0%		1,988,651

NET ASSETS—100.0%		$18,015,099

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index terminating on 1/2/09	$1,999,400	$(600)

ProFund VP Banks invested, as apercentage of net assets, in the following industries, as of December 31, 2008:

Banks		60.0%
Diversified Financial Services		25.2%
Savings & Loans		3.7%
Other**		11.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

200

PROFUNDS VP ProFund VP Banks

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$15,256,218

Securities, at value	16,009,448
Repurchase agreements, at value	17,000

Total Investment Securities, at value	16,026,448
Cash	369
Dividends and interest receivable	38,312
Receivable for investments sold	2,947,243
Prepaid expenses	19

Total Assets	19,012,391

Liabilities:
Payable for investments purchased	568,743
Payable for capital shares redeemed	396,823
Unrealized loss on swap agreements	600
Advisory fees payable	5,569
Management services fees payable	742
Administration fees payable	586
Administrative services fees payable	4,762
Distribution fees payable	3,402
Trustee fees payable	75
Transfer agency fees payable	2,656
Fund accounting fees payable	1,261
Compliance services fees payable	364
Other accrued expenses	11,709

Total Liabilities	997,292

Net Assets	$18,015,099

Net Assets consist of:
Capital	$32,784,571
Accumulated net investment income (loss)	462,090
Accumulated net realized gains (losses)on investments	(16,001,192)
Net unrealized appreciation (depreciation)on investments	769,630

Net Assets	$18,015,099

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,411,586

Net Asset Value (offering and redemption price per share)	$12.76

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$679,337
Interest	963

Total Investment Income	680,300

Expenses:
Advisory fees	100,474
Management services fees	15,294
Administration fees	5,028
Transfer agency fees	7,009
Administrative services fees	46,828
Distribution fees	33,491
Custody fees	17,475
Fund accounting fees	9,941
Trustee fees	222
Compliance services fees	639
Other fees	12,847

Total Gross Expenses before reductions	249,248
Less Expenses reduced by the Advisor	(31,038)

Total Net Expenses	218,210

Net Investment Income (Loss)	462,090

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	(12,220,554)
Net realized gains (losses) on swap agreements	137,107
Change in net unrealized appreciation/depreciation on investments	(136,025)

Net Realized and Unrealized Gains (Losses)
on Investments	(12,219,472)

Change in Net Assets Resulting from Operations	$(11,757,382)

See accompanying notes to the financial statements.

201

PROFUNDS VP ProFund VP Banks

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$462,090	$226,667
Net realized gains (losses) on investments	(12,083,447)	(1,028,411)
Change in net unrealized appreciation/depreciation on investments	(136,025)	(1,835,914)

Change in net assets resulting from operations	(11,757,382)	(2,637,658)

Distributions to Shareholders From:
Net investment income	(226,667)	(300,628)

Change in net assets resulting from distributions	(226,667)	(300,628)

Capital Transactions:
Proceeds from shares issued	137,543,100	60,355,086
Dividends reinvested	226,667	300,628
Value of shares redeemed	(117,647,272)	(61,136,313)

Change in net assets resulting from capital transactions	20,122,495	(480,599)

Change in net assets	8,138,446	(3,418,885)
Net Assets:
Beginning of period	9,876,653	13,295,538

End of period	$18,015,099	$9,876,653

Accumulated net investment income (loss)	$462,090	$226,667

Share Transactions:
Issued	7,237,514	2,026,587
Reinvested	12,128	9,892
Redeemed	(6,244,429)	(2,012,863)

Change in shares	1,005,213	23,616

See accompanying notes to the financial statements.

202

PROFUNDS VP ProFund VP Banks

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$24.30	$34.74	$30.26	$36.81	$33.11

Investment Activities:
Net investment income (loss)(a)	0.63	0.80	0.56	0.56	0.50
Net realized and unrealized gains (losses) on investments	(11.96)	(10.03)	4.09	(0.92)	3.39

Total income (loss) from investment activities	(11.33)	(9.23)	4.65	(0.36)	3.89

Distributions to Shareholders From:
Net investment income	(0.21)	(1.21)	(0.17)	(1.20)	(0.19)
Net realized gains on investments	—	—	—	(4.99)	—

Total distributions	(0.21)	(1.21)	(0.17)	(6.19)	(0.19)

Net Asset Value, End of Period	$12.76	$24.30	$34.74	$30.26	$36.81

Total Return	(46.91)%	(27.27)%	15.41%	(0.15)%	11.77%
Ratios to Average Net Assets:
Gross expenses	1.87%	1.91%	1.80%	2.03%	1.98%
Net expenses	1.63%	1.63%	1.69%	1.98%	1.98%
Net investment income (loss)	3.46%	2.50%	1.74%	1.67%	1.46%
Supplemental Data:
Net assets, end of period (000’s)	$18,015	$9,877	$13,296	$11,872	$13,140
Portfolio turnover rate(b)	997%	683%	431%	883%	1,003%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

203

ProFund VP Basic Materials

The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. For the year ended December 31, 2008, the Fund had a total return of –51.42%, compared to a return of –50.82%1for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Rohm & Haas Co (+16.43%), Newmont Mining Corp (–16.65%), and Nucor Corp (–21.99%), while the bottom three performers in this group were Freeport-McMoRan Copper & Gold Inc (–76.14%), Alcoa Inc (–69.19%), and The Dow Chemical Co (–61.72%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data†
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Basic Materials	5/1/2002	–51.42%	–3.71%	–1.05%	1.71%	1.63%

Dow Jones U.S. Basic Materials Index	5/1/2002	–50.82%	–1.82%	1.17%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

204

PROFUNDS VP
ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

E.I. du Pont de Nemours & Co.	9.7%
Praxair, Inc.	7.8%
Newmont Mining Corp.	7.7%
The Dow Chemical Co.	6.0%
Nucor Corp.	5.6%

Dow Jones U.S. Basic Materials Index - Composition
% of Index

Chemicals	57%
Industrial Metals	24%
Mining	16%
Forestry and Paper	3%

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments December 31, 2008

Common Stocks (100.0%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	20,803	$1,045,767
Airgas, Inc. (Chemicals)	7,325	285,602
AK Steel Holding Corp. (Iron/Steel)	11,720	109,230
Albemarle Corp. (Chemicals)	9,669	215,619
Alcoa, Inc. (Mining)	84,384	950,164
Allegheny Technologies, Inc. (Iron/Steel)	9,669	246,850
Alpha Natural Resources, Inc.* (Coal)	7,325	118,592
Arch Coal, Inc. (Coal)	14,943	243,421
Ashland, Inc. (Chemicals)	7,032	73,906
Avery Dennison Corp. (Household Products/Wares)	9,962	326,056
Cabot Corp. (Chemicals)	5,274	80,692
Carpenter Technology Corp. (Iron/Steel)	4,688	96,291
Celanese Corp.—Series A (Chemicals)	15,236	189,383
Century Aluminum Co.* (Mining)	3,809	38,090
CF Industries Holdings, Inc. (Chemicals)	5,860	288,078
Chemtura Corp. (Chemicals)	25,198	35,277
Clearwater Paper Corp.* (Forest Products & Paper)	1,172	9,833
Cliffs Natural Resources, Inc. (Iron/Steel)	12,013	307,653
Coeur d’Alene Mines Corp.* (Mining)	58,014	51,052
Commercial Metals Co. (Metal Fabricate/Hardware)	12,013	142,594
Compass Minerals International, Inc. (Mining)	3,516	206,249
CONSOL Energy, Inc. (Coal)	19,338	552,680
Cytec Industries, Inc. (Chemicals)	4,981	105,697
Domtar Corp.* (Forest Products & Paper)	51,568	86,119
E.I. du Pont de Nemours & Co. (Chemicals)	94,639	2,394,367
Eastman Chemical Co. (Chemicals)	7,325	232,276
Ecolab, Inc. (Chemicals)	18,459	648,834
Ferro Corp. (Chemicals)	4,688	33,050
FMC Corp. (Chemicals)	7,911	353,859
Foundation Coal Holdings, Inc. (Coal)	4,688	65,726
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	40,141	981,046
Fuller (H.B.) Co. (Chemicals)	4,981	80,244
Hecla Mining Co.* (Mining)	17,873	50,044
Huntsman Corp. (Chemicals)	9,962	34,269
International Coal Group, Inc.* (Coal)	11,134	25,608
International Flavors & Fragrances, Inc. (Chemicals)	8,204	243,823
International Paper Co. (Forest Products & Paper)	45,122	532,440
Intrepid Potash, Inc.* (Chemicals)	3,516	73,027
Kaiser Aluminum Corp. (Mining)	1,758	39,590
Lubrizol Corp. (Chemicals)	7,325	266,557
Massey Energy Co. (Coal)	8,790	121,214
Minerals Technologies, Inc. (Chemicals)	2,051	83,886
Newmont Mining Corp. (Mining)	46,587	1,896,091
Nucor Corp. (Iron/Steel)	29,886	1,380,733
Olin Corp. (Chemicals)	7,325	132,436
OM Group, Inc.* (Chemicals)	3,223	68,037
Patriot Coal Corp.* (Coal)	5,567	34,794
Peabody Energy Corp. (Coal)	28,128	639,912
PPG Industries, Inc. (Chemicals)	17,287	733,487
Praxair, Inc. (Chemicals)	32,523	1,930,565
Reliance Steel & Aluminum Co. (Iron/Steel)	6,739	134,376
Rockwood Holdings, Inc.* (Chemicals)	4,688	50,630
Rohm & Haas Co. (Chemicals)	12,892	796,597
RPM, Inc. (Chemicals)	13,771	183,017
RTI International Metals, Inc.* (Mining)	2,344	33,543
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	2,344	88,252
Schulman (A.), Inc. (Chemicals)	2,344	39,848
Sensient Technologies Corp. (Chemicals)	4,981	118,946
Sigma-Aldrich Corp. (Chemicals)	11,427	482,676
Southern Copper Corp. (Mining)	22,854	367,035
Steel Dynamics, Inc. (Iron/Steel)	19,045	212,923
Stillwater Mining Co.* (Mining)	4,688	23,159
Terra Industries, Inc. (Chemicals)	10,841	180,719
The Dow Chemical Co. (Chemicals)	97,862	1,476,738
The Mosaic Co. (Chemicals)	15,529	537,303
Titanium Metals Corp. (Mining)	10,255	90,346
Tredegar Corp. (Miscellaneous Manufacturing)	2,637	47,941
United States Steel Corp. (Iron/Steel)	12,306	457,783
USEC, Inc.* (Mining)	11,720	52,623
Valspar Corp. (Chemicals)	9,669	174,912
W.R. Grace & Co.* (Chemicals)	6,446	38,483
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,274	60,335
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,739	74,264
Zep, Inc. (Chemicals)	2,344	45,263

TOTAL COMMON STOCKS
(Cost $28,959,129)		24,648,522

See accompanying notes to the financial statements.

205

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments December 31, 2008

Repurchase Agreements (0.4%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $20,000 (Collateralized by $25,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $25,128)	$20,000	$20,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $28,000 (Collateralized by $28,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $29,443)	28,000	28,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $42,000 (Collateralized by $41,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $43,112)	42,000	42,000

TOTAL REPURCHASE AGREEMENTS
(Cost $90,000)		90,000

TOTAL INVESTMENT SECURITIES
(Cost $29,049,129)—100.4%		24,738,522
Net other assets (liabilities)—(0.4)%		(102,396)

NET ASSETS—100.0%		$24,636,126

*	Non-income producing security
ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Chemicals	55.6%
Coal	7.3%
Forest Products & Paper	2.8%
Household Products/Wares	1.3%
Iron/Steel	12.4%
Metal Fabricate/Hardware	0.9%
Mining	19.5%
Miscellaneous Manufacturing	0.2%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

206

PROFUNDS VP ProFund VP Basic Materials

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$29,049,129

Securities, at value	24,648,522
Repurchase agreements, at value	90,000

Total Investment Securities, at value	24,738,522
Cash	159
Dividends and interest receivable	76,430
Receivable for capital shares issued	237,508
Prepaid expenses	219

Total Assets	25,052,838

Liabilities:
Payable for investments purchased	336,653
Advisory fees payable	7,423
Management services fees payable	990
Administration fees payable	920
Administrative services fees payable	8,377
Distribution fees payable	6,763
Trustee fees payable	110
Transfer agency fees payable	4,485
Fund accounting fees payable	1,838
Compliance services fees payable	530
Other accrued expenses	48,623

Total Liabilities	416,712

Net Assets	$24,636,126

Net Assets consist of:
Capital	$53,441,339
Accumulated net investment income (loss)	266,272
Accumulated net realized gains (losses) on investments	(24,760,878)
Net unrealized appreciation (depreciation) on investments	(4,310,607)

Net Assets	$24,636,126

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	984,788

Net Asset Value (offering and redemption price per share)	$25.02

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$1,824,375
Interest	4,408

Total Investment Income	1,828,783

Expenses:
Advisory fees	718,946
Management services fees	115,647
Administration fees	33,031
Transfer agency fees	42,402
Administrative services fees	324,383
Distribution fees	239,649
Custody fees	24,617
Fund accounting fees	57,864
Trustee fees	1,742
Compliance services fees	394
Other fees	97,251

Total Gross Expenses before reductions	1,655,926
Less Expenses reduced by the Advisor	(93,415)

Total Net Expenses	1,562,511

Net Investment Income (Loss)	266,272

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(13,813,582)
Change in net unrealized appreciation/depreciation on investments	(28,617,663)

Net Realized and Unrealized Gains (Losses) on Investments	(42,431,245)

Change in Net Assets Resulting from Operations	$(42,164,973)

See accompanying notes to the financial statements.

207

PROFUNDS VP ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$266,272	$252,811
Net realized gains (losses) on investments	(13,813,582)	(2,926,613)
Change in net unrealized appreciation/depreciation on investments	(28,617,663)	16,035,768

Change in net assets resulting from operations	(42,164,973)	13,361,966

Distributions to Shareholders From:
Net investment income	(252,811)	(321,148)

Change in net assets resulting from distributions	(252,811)	(321,148)

Capital Transactions:
Proceeds from shares issued	207,429,810	305,930,096
Dividends reinvested	252,811	321,148
Value of shares redeemed	(260,659,972)	(229,892,500)

Change in net assets resulting from capital transactions	(52,977,351)	76,358,744

Change in net assets	(95,395,135)	89,399,562
Net Assets:
Beginning of period	120,031,261	30,631,699

End of period	$24,636,126	$120,031,261

Accumulated net investment income (loss)	$266,272	$252,811

Share Transactions:
Issued	4,156,195	6,510,342
Reinvested	5,604	6,972
Redeemed	(5,499,117)	(4,965,902)

Change in shares	(1,337,318)	1,551,412

See accompanying notes to the financial statements.

208

PROFUNDS VP ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$51.69	$39.75	$34.55	$36.18	$33.74

Investment Activities:
Net investment income (loss)(a)	0.14	0.15	0.39	0.13	0.02
Net realized and unrealized gains (losses) on investments	(26.65)	12.03	4.94	0.59	3.40

Total income (loss) from investment activities	(26.51)	12.18	5.33	0.72	3.42

Distributions to Shareholders From:
Net investment income	(0.16)	(0.24)	(0.13)	(0.03)	(0.10)
Net realized gains on investments	—	—	—	(2.32)	(0.88)

Total distributions	(0.16)	(0.24)	(0.13)	(2.35)	(0.98)

Net Asset Value, End of Period	$25.02	$51.69	$39.75	$34.55	$36.18

Total Return	(51.42)%	30.71%	15.48%	2.44%	10.22%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.71%	1.79%	1.91%	1.96%
Net expenses	1.63%	1.63%	1.74%	1.91%	1.96%
Net investment income (loss)	0.28%	0.33%	1.05%	0.36%	0.06%

Supplemental Data:
Net assets, end of period (000’s)	$24,636	$120,031	$30,632	$34,750	$25,614
Portfolio turnover rate(b)	191%	280%	378%	650%	783%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

209

ProFund VP Biotechnology

The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. For the year ended December 31, 2008, the Fund had a total return of 1.84%, compared to a return of 3.75%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Myriad Genetics Inc (+42.74%), Vertex Pharmaceuticals Inc (+30.78%), and Amgen Inc (+24.35%), while the bottom three performers in this group were Biogen Idec Inc (–16.32%), Illumina Inc (–12.08%) and Genzyme Corp (–10.84%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data†
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Biotechnology	1/22/2001	1.84%	4.78%	–0.83%	1.76%	1.63%

Dow Jones U.S. Biotechnology Index	1/22/2001	3.75%	7.05%	1.31%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–4.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

210

PROFUNDS VP
ProFund VP Biotechnology

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	80%
Swap Agreements	20%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Amgen, Inc.	24.3%
Gilead Sciences, Inc.	19.0%
Genentech, Inc.	5.6%
Genzyme Corp.	4.7%
Biogen Idec, Inc.	4.6%

Dow Jones U.S. Biotechnology
Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

PROFUNDS VP ProFund VP Biotechnology	Schedule of Portfolio Investments December 31, 2008

Common Stocks (80.2%)
	Shares	Value

Abraxis BioScience, Inc.* (Biotechnology)	490	$32,301
Affymetrix, Inc.* (Biotechnology)	6,370	19,046
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,105	257,130
Amgen, Inc.* (Biotechnology)	93,785	5,416,084
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	12,495	135,571
Biogen Idec, Inc.* (Biotechnology)	21,705	1,033,809
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	9,065	161,357
Celera Corp.* (Biotechnology)	7,350	81,806
Celgene Corp.* (Biotechnology)	18,405	1,017,428
Charles River Laboratories International, Inc.*
(Biotechnology)	6,125	160,475
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,145	124,303
CV Therapeutics, Inc.* (Pharmaceuticals)	5,145	47,385
Enzo Biochem, Inc.* (Biotechnology)	3,430	16,773
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,430	19,997
Facet Biotech Corp.* (Biotechnology)	2,205	21,146
Gen-Probe, Inc.* (Healthcare-Products)	4,900	209,916
Genentech, Inc.* (Biotechnology)	15,140	1,255,257
Genzyme Corp.* (Biotechnology)	15,755	1,045,659
Gilead Sciences, Inc.* (Pharmaceuticals)	82,810	4,234,903
Human Genome Sciences, Inc.* (Biotechnology)	12,250	25,970
Illumina, Inc.* (Biotechnology)	11,270	293,583
Incyte Genomics, Inc.* (Biotechnology)	8,820	33,428
InterMune, Inc.* (Biotechnology)	2,940	31,105
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	8,330	118,119
Life Technologies Corp.* (Biotechnology)	15,680	365,501
Medarex, Inc.* (Pharmaceuticals)	11,515	64,254
Myriad Genetics, Inc.* (Biotechnology)	4,165	275,973
Nektar Therapeutics* (Biotechnology)	8,330	46,315
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	5,145	175,753
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	5,145	200,912
PDL BioPharma, Inc. (Biotechnology)	10,780	66,620
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,635	103,459
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,900	28,371
Techne Corp. (Healthcare-Products)	3,430	221,304
United Therapeutics Corp.* (Pharmaceuticals)	2,205	137,923
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,720	416,814

TOTAL COMMON STOCKS
(Cost $13,250,546)		17,895,750

Repurchase Agreements (0.6%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $30,000 (Collateralized by $35,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $35,180)	$30,000	$30,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $40,000 (Collateralized by $39,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $41,009)	40,000	40,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $64,000 (Collateralized by $65,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $65,334)	64,000	64,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $135,000)		135,000

TOTAL INVESTMENT SECURITIES
(Cost $13,385,546)—80.8%		18,030,750
Net other assets (liabilities)—19.2%		4,290,289

NET ASSETS—100.0%		$22,321,039

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index terminating on 1/2/09	$4,498,650	$(1,350)

See accompanying notes to the financial statements.

211

PROFUNDS VP ProFund VP Biotechnology	Schedule of Portfolio Investments December 31, 2008

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Biotechnology	54.1%
Healthcare-Products	1.9%
Pharmaceuticals	24.2%
Other**	19.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

212

PROFUNDS VP ProFund VP Biotechnology

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$13,385,546

Securities, at value	17,895,750
Repurchase agreements, at value	135,000

Total Investment Securities, at value	18,030,750
Cash	697
Receivable for capital shares issued	182,470
Receivable for investments sold	4,456,385
Prepaid expenses	15

Total Assets	22,670,317

Liabilities:
Payable for investments purchased	273,710
Payable for capital shares redeemed	35,282
Unrealized loss on swap agreements	1,350
Advisory fees payable	8,056
Management services fees payable	1,074
Administration fees payable	794
Administrative services fees payable	6,413
Distribution fees payable	4,583
Trustee fees payable	101
Transfer agency fees payable	3,610
Fund accounting fees payable	1,706
Compliance services fees payable	492
Other accrued expenses	12,107

Total Liabilities	349,278

Net Assets	$22,321,039

Net Assets consist of:
Capital	$36,413,015
Accumulated net realized gains (losses)on investments	(18,735,830)
Net unrealized appreciation (depreciation) on investments	4,643,854

Net Assets	$22,321,039

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,063,940

Net Asset Value (offering and redemption price per share)	$20.98

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$12,875
Interest	1,075

Total Investment Income	13,950

Expenses:
Advisory fees	130,935
Management services fees	19,143
Administration fees	6,455
Transfer agency fees	9,075
Administrative services fees	61,013
Distribution fees	43,645
Custody fees	7,109
Fund accounting fees	12,358
Trustee fees	278
Compliance services fees	831
Other fees	14,695

Total Gross Expenses before reductions	305,537
Less Expenses reduced by the Advisor	(20,973)

Total Net Expenses	284,564

Net Investment Income (Loss)	(270,614)

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	(3,873,356)
Net realized gains (losses) on swap agreements	39,782
Change in net unrealized appreciation/depreciation
on investments	969,886

Net Realized and Unrealized Gains (Losses)
on Investments	(2,863,688)

Change in Net Assets Resulting from Operations	$(3,134,302)

See accompanying notes to the financial statements.

213

PROFUNDS VP ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(270,614)	$(218,006)
Net realized gains (losses) on investments	(3,833,574)	(1,070,482)
Change in net unrealized appreciation/depreciation on investments	969,886	(848,012)

Change in net assets resulting from operations	(3,134,302)	(2,136,500)

Capital Transactions:
Proceeds from shares issued	78,321,949	63,424,915
Value of shares redeemed	(69,542,926)	(57,038,542)

Change in net assets resulting from capital transactions	8,779,023	6,386,373

Change in net assets	5,644,721	4,249,873
Net Assets:
Beginning of period	16,676,318	12,426,445

End of period	$22,321,039	$16,676,318

Share Transactions:
Issued	3,491,635	2,901,376
Redeemed	(3,237,237)	(2,688,275)

Change in shares	254,398	213,101

See accompanying notes to the financial statements.

214

PROFUNDS VP ProFund VP Biotechnology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$20.60	$20.83	$21.73	$19.18	$21.96

Investment Activities:
Net investment income (loss)(a)	(0.34)	(0.34)	(0.37)	(0.38)	(0.41)
Net realized and unrealized gains (losses) on investments	0.72 (b)	0.11 (b)	(0.53)	4.06	2.25

Total income (loss) from investment activities	0.38	(0.23)	(0.90)	3.68	1.84

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(1.13)	(4.62)

Net Asset Value, End of Period	$20.98	$20.60	$20.83	$21.73	$19.18

Total Return	1.84%	(1.15)%	(4.10)%	19.24%	9.73%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.76%	1.84%	1.92%	1.98%
Net expenses	1.63%	1.63%	1.78%	1.92%	1.98%
Net investment income (loss)	(1.55)%	(1.61)%	(1.75)%	(1.90)%	(1.88)%

Supplemental Data:
Net assets, end of period (000’s)	$22,321	$16,676	$12,426	$25,092	$24,832
Portfolio turnover rate(c)	429%	486%	397%	809%	788%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

215

ProFund VP Consumer Goods

The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index. For the year ended December 31, 2008, the Fund had a total return of –26.71%, compared to a return of –25.69%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and nondurable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco products companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were General Mills Inc (+6.58%), Colgate-Palmolive Co ( –12.08%), and Proctor & Gamble Co (–15.80%), while the bottom three performers in this group were Altria Group Inc (–35.39%), PepsiCo Inc (–27.84%), and Coca-Cola Co (–26.23%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Consumer Goods	5/1/2002	–26.71%	–0.67%	–0.63%	1.82%	1.63%

Dow Jones U.S. Consumer Goods Index	5/1/2002	–25.69%	1.59%	1.74%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A
Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Consumer Goods

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Procter & Gamble Co.	18.9%
Coca-Cola Co.	9.9%
Philip Morris International, Inc.	9.1%
PepsiCo, Inc.	8.8%
Monsanto Co.	3.9%

Dow Jones U.S. Consumer Goods Index - Composition
% of Index

Household Goods	24%
Beverages	22%
Food Producers	21%
Tobacco	15%
Personal Goods	11%
Automobiles and Parts	4%
Leisure Goods	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	December 31, 2008

Common Stocks (100.8%)
	Shares	Value

Acco Brands Corp.* (Household Products/Wares)	455	$1,570
Activision Blizzard, Inc.* (Software)	5,369	46,388
Alberto-Culver Co. (Cosmetics/Personal Care)	819	20,074
Altria Group, Inc. (Agriculture)	18,746	282,315
Archer-Daniels-Midland Co. (Agriculture)	5,369	154,788
ArvinMeritor, Inc. (Auto Parts & Equipment)	637	1,815
Avon Products, Inc. (Cosmetics/Personal Care)	3,913	94,029
Black & Decker Corp. (Hand/Machine Tools)	546	22,828
Blyth, Inc. (Household Products/Wares)	273	2,140
BorgWarner, Inc. (Auto Parts & Equipment)	1,092	23,773
Briggs & Stratton Corp. (Machinery-Diversified)	455	8,003
Brown-Forman Corp. (Beverages)	819	42,170
Brunswick Corp. (Leisure Time)	819	3,448
Bunge, Ltd.ADR (Agriculture)	1,092	56,533
Callaway Golf Co. (Leisure Time)	546	5,072
Campbell Soup Co. (Food)	2,002	60,080
Carter’s, Inc.* (Apparel)	546	10,516
Centex Corp. (Home Builders)	1,092	11,619
Central European Distribution Corp.* (Distribution/Wholesale)	364	7,171
Chattem, Inc.* (Cosmetics/Personal Care)	182	13,018
Chiquita Brands International, Inc.* (Food)	364	5,380
Church & Dwight, Inc. (Household Products/Wares)	637	35,748
Clorox Co. (Household Products/Wares)	1,274	70,783
Coach, Inc.* (Apparel)	3,003	62,372
Coca-Cola Co. (Beverages)	19,383	877,468
Coca-Cola Enterprises, Inc. (Beverages)	2,912	35,031
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,641	318,094
ConAgra Foods, Inc. (Food)	4,095	67,568
Constellation Brands, Inc.* (Beverages)	1,729	27,266
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	546	3,363
Corn Products International, Inc. (Food)	637	18,377
Crocs, Inc.* (Apparel)	728	903
D.R. Horton, Inc. (Home Builders)	2,457	17,371
Darling International, Inc.* (Environmental Control)	728	3,997
Dean Foods Co.* (Food)	1,365	24,529
Deckers Outdoor Corp.* (Apparel)	91	7,268
Del Monte Foods Co. (Food)	1,820	12,995
Dr. Pepper Snapple Group, Inc.* (Beverages)	2,275	36,969
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,457	16,167
Electronic Arts, Inc.* (Software)	2,912	46,709
Energizer Holdings, Inc.* (Electrical Components & Equipment)	546	29,560
Ethan Allen Interiors, Inc. (Home Furnishings)	273	3,923
Flowers Foods, Inc. (Food)	819	19,951
Ford Motor Co.* (Auto Manufacturers)	21,112	48,347
Fossil, Inc.* (Household Products/Wares)	455	7,599
Fresh Del Monte Produce, Inc.ADR* (Food)	455	10,201
Furniture Brands International, Inc. (Home Furnishings)	364	804
Garmin, Ltd.ADR (Electronics)	1,092	20,934
General Mills, Inc. (Food)	2,912	176,904
General Motors Corp. (Auto Manufacturers)	4,823	15,434
Gentex Corp. (Electronics)	1,274	11,249
Genuine Parts Co. (Distribution/Wholesale)	1,456	55,124
Hanesbrands, Inc.* (Apparel)	819	10,442
Hansen Natural Corp.* (Beverages)	637	21,359
Harley-Davidson, Inc. (Leisure Time)	2,093	35,518
Harman International Industries, Inc. (Home Furnishings)	546	9,135
Hasbro, Inc. (Toys/Games/Hobbies)	1,183	34,508
Heinz (H.J.) Co. (Food)	2,821	106,070
Herbalife, Ltd.ADR (Pharmaceuticals)	546	11,837
Herman Miller, Inc. (Office Furnishings)	455	5,929
HNI Corp. (Office Furnishings)	273	4,324
Hormel Foods Corp. (Food)	637	19,798
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	546	939
Interface, Inc.—Class A (Office Furnishings)	546	2,533
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	273	5,632
Jarden Corp.* (Household Products/Wares)	637	7,326
JM Smucker Co. (Food)	1,092	47,349
Johnson Controls, Inc. (Auto Parts & Equipment)	5,369	97,501
Jones Apparel Group, Inc. (Apparel)	728	4,266
KB Home (Home Builders)	728	9,915
Kellogg Co. (Food)	2,184	95,768
Kimberly-Clark Corp. (Household Products/Wares)	3,822	201,572
Kraft Foods, Inc. (Food)	12,285	329,852
La-Z-Boy, Inc. (Home Furnishings)	455	987
Lancaster Colony Corp. (Miscellaneous Manufacturing)	182	6,243
Lear Corp.* (Auto Parts & Equipment)	728	1,026
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,456	22,117
Lennar Corp.—Class A (Home Builders)	1,183	10,257
Liz Claiborne, Inc. (Apparel)	910	2,366
LKQ Corp.* (Distribution/Wholesale)	1,274	14,855
Lorillard, Inc. (Agriculture)	1,547	87,173
M.D.C. Holdings, Inc. (Home Builders)	364	11,029
Martek Biosciences Corp. (Biotechnology)	273	8,275

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	December 31, 2008

Common Stocks, continued
	Shares	Value

Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	455	$13,991
Mattel, Inc. (Toys/Games/Hobbies)	3,276	52,416
McCormick & Co., Inc. (Food)	1,001	31,892
Modine Manufacturing Co. (Auto Parts & Equipment)	273	1,330
Mohawk Industries, Inc.* (Textiles)	546	23,462
Molson Coors Brewing Co.—Class B (Beverages)	1,456	71,228
Monsanto Co. (Agriculture)	4,914	345,700
NBTY, Inc.* (Pharmaceuticals)	546	8,545
Newell Rubbermaid, Inc. (Housewares)	2,548	24,919
NIKE, Inc.—Class B (Apparel)	2,457	125,307
Nu Skin Enterprises, Inc. (Retail)	455	4,746
Nutri/System, Inc. (Commercial Services)	273	3,983
NVR, Inc.* (Home Builders)	91	41,519
PepsiAmericas, Inc. (Beverages)	546	11,117
PepsiCo, Inc. (Beverages)	14,287	782,499
Philip Morris International, Inc. (Commercial Services)	18,473	803,760
Phillips-Van Heusen Corp. (Apparel)	455	9,159
Polaris Industries, Inc. (Leisure Time)	273	7,821
Pool Corp. (Distribution/Wholesale)	455	8,176
Procter & Gamble Co. (Cosmetics/Personal Care)	27,027	1,670,809
Pulte Homes, Inc. (Home Builders)	1,911	20,887
Quiksilver, Inc.* (Apparel)	1,092	2,009
Ralcorp Holdings, Inc.* (Food)	546	31,886
Reynolds American, Inc. (Agriculture)	1,547	62,360
Sara Lee Corp. (Food)	6,188	60,581
Smithfield Foods, Inc.* (Food)	1,183	16,645
Snap-on, Inc. (Hand/Machine Tools)	546	21,502
Steelcase, Inc.—Class A (Office Furnishings)	546	3,069
Take-Two Interactive Software, Inc. (Software)	728	5,504
Tempur-Pedic International, Inc. (Home Furnishings)	637	4,516
The Estee Lauder Cos., Inc.—Class A (Cosmetics/ Personal Care)	1,001	30,991
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,184	13,039
The Hain Celestial Group, Inc.* (Food)	364	6,949
The Hershey Co. (Food)	1,456	50,581
The Pepsi Bottling Group, Inc. (Beverages)	1,183	26,629
The Ryland Group, Inc. (Home Builders)	364	6,432
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	364	10,818
The Stanley Works (Hand/Machine Tools)	728	24,825
The Timberland Co.—Class A* (Apparel)	455	5,255
The Warnaco Group, Inc.* (Apparel)	455	8,932
Thor Industries, Inc. (Home Builders)	364	4,798
THQ, Inc.* (Software)	637	2,669
Toll Brothers, Inc.* (Home Builders)	1,183	25,352
Tootsie Roll Industries, Inc. (Food)	182	4,661
TreeHouse Foods, Inc.* (Food)	273	7,437
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	455	1,638
Tupperware Corp. (Household Products/Wares)	546	12,394
Tyson Foods, Inc.—Class A (Food)	2,821	24,712
Under Armour, Inc.—Class A* (Retail)	273	6,508
Universal Corp. (Agriculture)	273	8,155
UST, Inc. (Agriculture)	1,274	88,390
V.F. Corp. (Apparel)	819	44,857
WABCO Holdings, Inc. (Auto Parts & Equipment)	637	10,058
WD-40 Co. (Household Products/Wares)	182	5,149
Weight Watchers International, Inc. (Commercial Services)	364	10,709
Whirlpool Corp. (Home Furnishings)	637	26,340
Winnebago Industries, Inc. (Home Builders)	273	1,646
Wolverine World Wide, Inc. (Apparel)	455	9,573

TOTAL COMMON STOCKS
(Cost $7,932,191)		8,932,474

Repurchase Agreements (0.6%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated
12/31/08, with a repurchase price of
$12,000 (Collateralized by $15,000
Federal Home Loan Bank, 1.15%,
12/11/09, market value $15,077)	$12,000	12,000
Deutsche Bank, 0.01%, 1/2/09, dated
12/31/08, with a repurchase price of
$16,000 (Collateralized by $16,000
Federal National Mortgage Association,
4.15%, 1/13/12, market value $16,824)	16,000	16,000
HSBC, 0.01%, 1/2/09, dated 12/31/08,
with a repurchase price of $25,000
(Collateralized by $25,000 Federal
National Mortgage Association, 4.15%,
1/13/12, market value $26,288)	25,000	25,000

TOTAL REPURCHASE AGREEMENTS
(Cost $53,000)		53,000

TOTAL INVESTMENT SECURITIES
(Cost $7,985,191)—101.4%		8,985,474
Net other assets (liabilities)—(1.4)%		(122,731)

NET ASSETS—100.0%		$8,862,743

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Agriculture	12.2%
Apparel	3.3%
Auto Manufacturers	0.7%
Auto Parts & Equipment	1.6%
Beverages	21.7%
Biotechnology	0.1%
Commercial Services	9.2%
Cosmetics/Personal Care	24.3%
Distribution/Wholesale	1.0%
Electrical Components & Equipment	0.3%
Electronics	0.3%
Environmental Control	NM
Food	14.1%
Hand/Machine Tools	0.8%
Home Builders	1.8%
Home Furnishings	0.5%
Household Products/Wares	4.0%
Housewares	0.3%
Leisure Time	0.6%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	0.6%
Office Furnishings	0.2%
Pharmaceuticals	0.2%
Retail	0.2%
Software	1.1%
Textiles	0.3%
Toys/Games/Hobbies	1.3%
Other**	(0.8)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$7,985,191

Securities, at value	8,932,474
Repurchase agreements, at value	53,000

Total Investment Securities, at value	8,985,474
Cash	829
Dividends and interest receivable	33,363
Prepaid expenses	18

Total Assets	9,019,684

Liabilities:
Payable for capital shares redeemed	139,351
Advisory fees payable	1,901
Management services fees payable	253
Administration fees payable	313
Administrative services fees payable	2,576
Distribution fees payable	1,843
Trustee fees payable	40
Transfer agency fees payable	1,555
Fund accounting fees payable	672
Compliance services fees payable	194
Other accrued expenses	8,243

Total Liabilities	156,941

Net Assets	$8,862,743

Net Assets consist of:
Capital	$12,461,312
Accumulated net investment income (loss)	88,513
Accumulated net realized gains (losses)
on investments	(4,687,365)
Net unrealized appreciation (depreciation)
on investments	1,000,283

Net Assets	$8,862,743

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized,
no par value)	360,132

Net Asset Value (offering and redemption price
per share)	$24.61

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$251,504
Interest	507

Total Investment Income	252,011

Expenses:
Advisory fees	75,229
Management services fees	12,040
Administration fees	3,612
Transfer agency fees	4,903
Administrative services fees	35,073
Distribution fees	25,076
Custody fees	20,099
Fund accounting fees	7,571
Trustee fees	174
Compliance services fees	88
Other fees	10,355

Total Gross Expenses before reductions	194,220
Less Expenses reduced by the Advisor	(30,722)

Total Net Expenses	163,498

Net Investment Income (Loss)	88,513

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	(2,948,532)
Change in net unrealized appreciation/depreciation
on investments	(1,502,972)

Net Realized and Unrealized Gains (Losses)
on Investments	(4,451,504)

Change in Net Assets Resulting from Operations	$(4,362,991)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$88,513	$114,705
Net realized gains (losses) on investments	(2,948,532)	1,307,179
Change in net unrealized appreciation/depreciation on investments	(1,502,972)	(614,573)

Change in net assets resulting from operations	(4,362,991)	807,311

Distributions to Shareholders From:
Net investment income	(114,705)	(126,919)
Net realized gains on investments	(387,522)	—

Change in net assets resulting from distributions	(502,227)	(126,919)

Capital Transactions:
Proceeds from shares issued	54,847,991	80,922,180
Dividends reinvested	502,227	126,919
Value of shares redeemed	(71,755,658)	(70,168,664)

Change in net assets resulting from capital transactions	(16,405,440)	10,880,435

Change in net assets	(21,270,658)	11,560,827
Net Assets:
Beginning of period	30,133,401	18,572,574

End of period	$8,862,743	$30,133,401

Accumulated net investment income (loss)	$88,513	$114,705

Share Transactions:
Issued	1,769,817	2,316,070
Reinvested	16,222	3,693
Redeemed	(2,274,725)	(2,025,749)

Change in shares	(488,686)	294,014

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec.31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$35.50	$33.48	$29.75	$30.00	$29.53

Investment Activities:
Net investment income (loss)(a)	0.27	0.25	0.31	0.04	0.07
Net realized and unrealized gains (losses) on investments	(9.39)	2.28	3.44	(0.15)	2.54

Total income (loss) from investment activities	(9.12)	2.53	3.75	(0.11)	2.61

Distributions to Shareholders From:
Net investment income	(0.40)	(0.51)	(0.02)	(0.14)	(0.03)
Net realized gains on investments	(1.37)	—	—	—	(2.11)

Total distributions	(1.77)	(0.51)	(0.02)	(0.14)	(2.14)

Net Asset Value, End of Period	$24.61	$35.50	$33.48	$29.75	$30.00

Total Return	(26.71)%	7.60%	12.62%	(0.37)%	9.26%
Ratios to Average Net Assets:
Gross expenses	1.94%	1.82%	1.87%	2.08%	1.99%
Net expenses	1.63%	1.63%	1.69%	1.98%	1.98%
Net investment income (loss)	0.88%	0.73%	0.99%	0.13%	0.24%
Supplemental Data:
Net assets, end of period (000’s)	$8,863	$30,133	$18,573	$6,913	$9,970
Portfolio turnover rate(b)	445%	437%	377%	870%	1,547%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Consumer Services

The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index. For the year ended December 31, 2008, the Fund had a total return of –31.38%, compared to a return of –30.82%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Hudson City Bancorp Inc (+6.26%), Wells Fargo & Co (–2.35%), and BB&T Corp (–10.47%), while the bottom three performers in this group were Citigroup Inc (–77.21%), Bank Of America Corp (–65.87%), and Northern Trust Corp (–31.91%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Consumer Services	5/1/2002	–31.38%	–6.27%	–5.79%	2.07%	1.63%

Dow Jones U.S. Consumer Services Index	5/1/2002	–30.82%	–4.49%	–3.27%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
21.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Consumer Services

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives)
and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	13.2%
McDonald’s Corp.	6.7%
Comcast Corp.—Special Class A	4.4%
CVS Corp.	4.0%
Walt Disney Co.	3.8%

Dow Jones U.S. Consumer Services Index - Composition
% of Index

General Retailers	46%
Media	23%
Travel and Leisure	17%
Food and Drug Retailers	14%

PROFUNDS VP ProFund VP Consumer Services	Schedule of Portfolio Investments December 31, 2008

Common Stocks (100.0%)
	Shares	Value

99 Cents Only Stores* (Retail)	312	$3,410
Abercrombie & Fitch Co.—Class A (Retail)	468	10,797
Advance Auto Parts, Inc. (Retail)	468	15,748
Aeropostale, Inc.* (Retail)	312	5,023
Alaska Air Group, Inc.* (Airlines)	156	4,563
Amazon.com, Inc.* (Internet)	1,560	79,997
American Eagle Outfitters, Inc. (Retail)	936	8,761
American Greetings Corp.—Class A (Household Products/Wares)	234	1,771
AmerisourceBergen Corp. (Pharmaceuticals)	780	27,815
AMR Corp.* (Airlines)	1,404	14,981
AnnTaylor Stores Corp.* (Retail)	312	1,800
Apollo Group, Inc.—Class A* (Commercial Services)	624	47,811
Arbitron, Inc. (Commercial Services)	156	2,072
Ascent Media Corp.—Class A* (Entertainment)	78	1,704
AutoNation, Inc.* (Retail)	546	5,395
AutoZone, Inc.* (Retail)	156	21,757
Avid Technology, Inc.* (Software)	156	1,702
Avis Budget Group, Inc.* (Commercial Services)	546	382
Bally Technologies, Inc.* (Entertainment)	312	7,497
Barnes & Noble, Inc. (Retail)	156	2,340
Bed Bath & Beyond, Inc.* (Retail)	1,326	33,707
Belo Corp.—Class A (Media)	468	730
Best Buy Co., Inc. (Retail)	1,716	48,237
Big Lots, Inc.* (Retail)	390	5,651
BJ’s Wholesale Club, Inc.* (Retail)	312	10,689
Bob Evans Farms, Inc. (Retail)	156	3,187
Boyd Gaming Corp. (Lodging)	312	1,476
Brinker International, Inc. (Retail)	546	5,755
Brown Shoe Co., Inc. (Retail)	234	1,982
Burger King Holdings, Inc. (Retail)	468	11,176
Cablevision Systems Corp.—Class A (Media)	1,170	19,703
Cardinal Health, Inc. (Pharmaceuticals)	1,794	61,839
Career Education Corp.* (Commercial Services)	468	8,396
Carmax, Inc.* (Retail)	1,014	7,990
Carnival Corp.—Class AADR (Leisure Time)	2,184	53,115
Casey’s General Stores, Inc. (Retail)	234	5,328
CBS Corp.—Class B (Media)	2,964	24,275
CEC Entertainment, Inc.* (Retail)	78	1,892
Charming Shoppes, Inc.* (Retail)	468	1,142
Cheesecake Factory, Inc.* (Retail)	312	3,151
Chemed Corp. (Commercial Services)	78	3,102
Chico’s FAS, Inc.* (Retail)	936	3,912
Chipotle Mexican Grill, Inc.—Class A* (Retail)	78	4,834
Chipotle Mexican Grill, Inc.—Class B* (Retail)	78	4,469
Choice Hotels International, Inc. (Lodging)	156	4,689
Christopher & Banks Corp. (Retail)	156	874
Collective Brands, Inc.* (Retail)	312	3,657
Comcast Corp.—Special Class A (Media)	13,884	234,362
Continental Airlines, Inc.—Class B* (Airlines)	546	9,861
Copart, Inc.* (Retail)	312	8,483
Corinthian Colleges, Inc.* (Commercial Services)	468	7,661
Costco Wholesale Corp. (Retail)	2,184	114,660
Cracker Barrel Old Country Store, Inc. (Retail)	78	1,606
CTC Media, Inc.* (Media)	234	1,123
CVS Corp. (Retail)	7,332	210,722
Darden Restaurants, Inc. (Retail)	624	17,584
Delta Air Lines, Inc.* (Airlines)	3,198	36,649
DeVry, Inc. (Commercial Services)	312	17,912
Dick’s Sporting Goods, Inc.* (Retail)	468	6,604
Dillards, Inc.—Class A (Retail)	312	1,239
DIRECTV Group, Inc.* (Media)	2,808	64,331
Discovery Communications, Inc.—Class A* (Media)	702	9,940
Discovery Communications, Inc.—Class C* (Media)	702	9,400
DISH Network Corp.—Class A* (Media)	1,092	12,110
Dolby Laboratories, Inc.—Class A* (Electronics)	234	7,666
Dollar Tree, Inc.* (Retail)	468	19,562
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	312	7,881
Dress Barn, Inc.* (Retail)	234	2,513
Dun & Bradstreet Corp. (Software)	312	24,086
eBay, Inc.* (Internet)	5,616	78,399
Expedia, Inc.* (Internet)	1,092	8,998
FactSet Research Systems, Inc. (Computers)	234	10,352
Family Dollar Stores, Inc. (Retail)	702	18,301
Foot Locker, Inc. (Retail)	780	5,725
Fred’s, Inc. (Retail)	156	1,679
GameStop Corp.—Class A* (Retail)	780	16,895
Gannett Co., Inc. (Media)	1,170	9,360
Gaylord Entertainment Co.* (Lodging)	234	2,537
Genesco, Inc. (Retail)	78	1,320
Group 1 Automotive, Inc. (Retail)	156	1,680
GUESS?, Inc. (Apparel)	312	4,789
H & R Block, Inc. (Commercial Services)	1,716	38,988
Harte-Hanks, Inc. (Advertising)	234	1,460
Hertz Global Holdings, Inc.* (Commercial Services)	702	3,559

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Services	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Hillenbrand, Inc. (Commercial Services)	312	$5,204
Home Depot, Inc. (Retail)	8,736	201,103
HSN, Inc.* (Retail)	234	1,701
IHS, Inc.—Class A* (Computers)	234	8,756
International Game Technology (Entertainment)	1,560	18,548
International Speedway Corp. (Entertainment)	156	4,482
Interpublic Group of Cos., Inc.* (Advertising)	2,418	9,575
Interval Leisure Group, Inc.* (Leisure Time)	234	1,261
ITT Educational Services, Inc.* (Commercial Services)	234	22,225
J. Crew Group, Inc.* (Retail)	234	2,855
J.C. Penney Co., Inc. (Retail)	1,014	19,976
Jack in the Box, Inc.* (Retail)	312	6,892
JetBlue Airways Corp.* (Airlines)	936	6,646
John Wiley & Sons, Inc. (Media)	234	8,326
Kohls Corp.* (Retail)	1,482	53,648
Kroger Co. (Food)	3,120	82,399
Lamar Advertising Co.* (Advertising)	312	3,919
Las Vegas Sands Corp.* (Lodging)	1,482	8,788
Liberty Global, Inc.—Class A* (Media)	780	12,418
Liberty Global, Inc.—Series C* (Media)	702	10,656
Liberty Media Corp.—Entertainment Series A* (Media)	2,496	43,630
Liberty Media Holding Corp.—Capital Series A* (Media)	468	2,204
Liberty Media Holding Corp.—Interactive Series A* (Internet)	2,886	9,004
Life Time Fitness, Inc.* (Leisure Time)	156	2,020
Limited, Inc. (Retail)	1,482	14,879
Live Nation, Inc.* (Commercial Services)	390	2,239
Lowe’s Cos., Inc. (Retail)	7,488	161,142
Macy’s, Inc. (Retail)	2,184	22,604
Marriott International, Inc.—Class A (Lodging)	1,560	30,342
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	156	5,722
McDonald’s Corp. (Retail)	5,694	354,110
McGraw-Hill Cos., Inc. (Media)	1,638	37,985
McKesson Corp. (Commercial Services)	1,404	54,377
Meredith Corp. (Media)	156	2,611
MGM Grand, Inc.* (Commercial Services)	468	6,440
Netflix, Inc.* (Internet)	234	6,994
News Corp.—Class A (Media)	11,544	104,935
Nordstrom, Inc. (Retail)	858	11,420
O’Reilly Automotive, Inc.* (Retail)	702	21,580
Office Depot, Inc.* (Retail)	1,404	4,184
OfficeMax, Inc. (Retail)	390	2,980
Omnicare, Inc. (Pharmaceuticals)	546	15,157
Omnicom Group, Inc. (Advertising)	1,560	41,995
Orient-Express Hotels, Ltd.—Class AADR(Lodging)	234	1,792
P.F. Chang’s China Bistro, Inc.* (Retail)	78	1,633
Pacific Sunwear of California, Inc.* (Retail)	312	496
Panera Bread Co.—Class A* (Retail)	156	8,149
Papa John’s International, Inc.* (Retail)	78	1,438
Penn National Gaming* (Entertainment)	312	6,671
PetSmart, Inc. (Retail)	624	11,513
Pinnacle Entertainment, Inc.* (Entertainment)	312	2,396
Polo Ralph Lauren Corp. (Apparel)	312	14,168
Pre-Paid Legal Services, Inc.* (Commercial Services)	78	2,909
Priceline.com, Inc.* (Internet)	234	17,234
RadioShack Corp. (Retail)	624	7,451
RealNetworks, Inc.* (Internet)	468	1,652
Regal Entertainment Group—Class A (Entertainment)	390	3,982
Regis Corp. (Retail)	234	3,400
Rent-A-Center, Inc.* (Commercial Services)	312	5,507
Rite Aid Corp.* (Retail)	2,964	919
Ross Stores, Inc. (Retail)	702	20,870
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	702	9,653
Ruddick Corp. (Food)	234	6,470
Safeway, Inc. (Food)	2,184	51,914
Saks, Inc.* (Retail)	624	2,733
Sally Beauty Holdings, Inc.* (Retail)	468	2,663
Scholastic Corp. (Media)	156	2,118
Scientific Games Corp.—Class A* (Entertainment)	390	6,841
Scripps Networks Interactive—Class A (Entertainment)	468	10,296
Sears Holdings Corp.* (Retail)	312	12,127
Service Corp. International (Commercial Services)	1,326	6,590
Signet Jewelers Ltd.ADR(Retail)	468	4,058
Sinclair Broadcast Group, Inc.—Class A (Media)	234	725
SkyWest, Inc. (Airlines)	312	5,803
Sonic Corp.* (Retail)	312	3,797
Sotheby’s (Commercial Services)	312	2,774
Southwest Airlines Co. (Airlines)	3,744	32,273
Staples, Inc. (Retail)	3,588	64,297
Starbucks Corp.* (Retail)	3,744	35,418
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	858	15,358
Stewart Enterprises, Inc.—Class A (Commercial Services)	390	1,174
Strayer Education, Inc. (Commercial Services)	78	16,724
SuperValu, Inc. (Food)	1,092	15,943
Sysco Corp. (Food)	3,042	69,784
Target Corp. (Retail)	3,510	121,200
The Cato Corp.—Class A (Retail)	156	2,356
The Children’s Place Retail Stores, Inc.* (Retail)	156	3,382
The Gap, Inc. (Retail)	2,652	35,510
The Gymboree Corp.* (Apparel)	156	4,070
The McClatchy Co.—Class A (Media)	312	250
The Men’s Wearhouse, Inc. (Retail)	234	3,168
The New York Times Co.—Class A (Media)	624	4,574
The Pep Boys-Manny, Moe& Jack (Retail)	234	966
Ticketmaster Entertainment, Inc.* (Commercial Services)	234	1,502
Tiffany & Co. (Retail)	624	14,745
Time Warner Cable, Inc.—Class A* (Media)	780	16,731
Time Warner, Inc. (Media)	18,330	184,400
TJX Cos., Inc. (Retail)	2,184	44,925
Tractor Supply Co.* (Retail)	156	5,638
Tween Brands, Inc.* (Retail)	156	674
UAL Corp. (Airlines)	624	6,877
United Natural Foods, Inc.* (Food)	234	4,170
Urban Outfitters, Inc.* (Retail)	624	9,348
Vail Resorts, Inc.* (Entertainment)	156	4,150
Valassis Communications, Inc.* (Commercial Services)	234	309
ValueClick, Inc.* (Internet)	468	3,201
VCA Antech, Inc.* (Pharmaceuticals)	390	7,753
Viacom, Inc.—Class A* (Media)	78	1,569
Viacom, Inc.—Class B* (Media)	2,886	55,007
Wal-Mart Stores, Inc. (Retail)	12,480	699,629
Walgreen Co. (Retail)	5,070	125,077
Walt Disney Co. (Media)	8,892	201,760
Washington Post Co.—Class B (Media)	78	30,440
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	1,950	9,633
Whole Foods Market, Inc. (Food)	702	6,627
Williams Sonoma, Inc. (Retail)	468	3,678
WMS Industries, Inc.* (Leisure Time)	234	6,295
Wyndham Worldwide Corp. (Lodging)	936	6,131
Wynn Resorts, Ltd.* (Lodging)	312	13,185

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Services	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

YUM! Brands, Inc. (Retail)	2,340	$73,710
Zale Corp.* (Retail)	156	519

TOTAL COMMON STOCKS
(Cost $4,837,168)		5,283,085

TOTAL INVESTMENT SECURITIES
(Cost $4,837,168)—100.0%		5,283,085
Net other assets (liabilities)—NM		(512)

NET ASSETS—100.0%		$5,282,573

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	1.1%
Airlines	2.2%
Apparel	0.5%
Commercial Services	4.7%
Computers	0.4%
Electronics	0.1%
Entertainment	1.4%
Food	4.5%
Household Products/Wares	NM
Internet	3.9%
Leisure Time	1.3%
Lodging	1.7%
Media	20.8%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.2%
Retail	54.4%
Retail-Restaurants	0.2%
Software	0.5%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Services

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$4,837,168

Securities, at value	5,283,085

Total Investment Securities, at value	5,283,085
Dividends receivable	7,316
Receivable for capital shares issued	770
Receivable for investments sold	67,706
Receivable from Advisor	568
Prepaid expenses	5

Total Assets	5,359,450

Liabilities:
Cash overdraft	68,774
Payable for capital shares redeemed	71
Administration fees payable	126
Administrative services fees payable	1,056
Distribution fees payable	793
Trustee fees payable	16
Transfer agency fees payable	361
Fund accounting fees payable	271
Compliance services fees payable	78
Other accrued expenses	5,331

Total Liabilities	76,877

Net Assets	$5,282,573

Net Assets consist of:
Capital	$6,899,463
Accumulated net realized gains (losses) on investments	(2,062,807)
Net unrealized appreciation (depreciation) on investments	445,917

Net Assets	$5,282,573

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	262,016

Net Asset Value (offering and redemption price per share)	$20.16

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$37,557
Interest	335

Total Investment Income	37,892

Expenses:
Advisory fees	19,467
Management services fees	3,050
Administration fees	945
Transfer agency fees	1,272
Administrative services fees	8,932
Distribution fees	6,489
Custody fees	18,721
Fund accounting fees	2,968
Trustee fees	52
Compliance services fees	93
Other fees	3,118

Total Gross Expenses before reductions	65,107
Less Expenses reduced by the Advisor	(22,799)

Total Net Expenses	42,308

Net Investment Income (Loss)	(4,416)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(844,920)
Change in net unrealized appreciation/depreciation on investments	(354,416)

Net Realized and Unrealized Gains (Losses) on Investments	(1,199,336)

Change in Net Assets Resulting from Operations	$(1,203,752)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(4,416)	$(41,485)
Net realized gains (losses) on investments	(844,920)	477,902
Change in net unrealized appreciation/depreciation on investments	(354,416)	(815,583)

Change in net assets resulting from operations	(1,203,752)	(379,166)

Capital Transactions:
Proceeds from shares issued	28,285,035	35,062,017
Value of shares redeemed	(24,256,218)	(38,724,343)

Change in net assets resulting from capital transactions	4,028,817	(3,662,326)

Change in net assets	2,825,065	(4,041,492)
Net Assets:
Beginning of period	2,457,508	6,499,000

End of period	$5,282,573	$2,457,508

Share Transactions:
Issued	1,092,249	1,074,392
Redeemed	(913,880)	(1,193,742)

Change in shares	178,369	(119,350)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$29.38	$32.02	$28.59	$29.99	$27.87

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.23)	(0.17)	(0.35)	(0.29)
Net realized and unrealized gains (losses) on investments	(9.18)	(2.41)	3.60	(1.05)	2.41

Total income (loss) from investment activities	(9.22)	(2.64)	3.43	(1.40)	2.12

Net Asset Value, End of Period	$20.16	$29.38	$32.02	$28.59	$29.99

Total Return	(31.38)%	(8.24)%	12.00%	(4.67)%	7.61%

Ratios to Average Net Assets:
Gross expenses	2.51%	2.07%	2.19%	2.48%	2.20%
Net expenses	1.63%	1.63%	1.70%	1.98%	1.98%
Net investment income (loss)	(0.17)%	(0.70)%	(0.57)%	(1.22)%	(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$5,283	$2,458	$6,499	$3,521	$11,878
Portfolio turnover rate(b)	983%	618%	579%	1,219%	1,256%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Financials

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2008, the Fund had a total return of –50.54%, compared to a return of –50.40%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wells Fargo & Co (–2.35%), The Travelers Cos Inc (–15.99%), and U.S. Bancorp (–21.20%), while the bottom three performers in this group were Citigroup Inc (–77.21%), Bank of America Corp (–65.87%), and The Goldman Sachs Group Inc (–60.78%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Financials	1/22/2001	–50.54%	–11.64%	–7.20%	1.74%	1.63%

Dow Jones U.S. Financials Index	1/22/2001	–50.40%	–9.60%	–4.80%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	8.6%
Wells Fargo & Co.	7.5%
Bank of America Corp.	5.2%
U.S. Bancorp	3.2%
Citigroup, Inc.	2.7%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	43%
General Financial	22%
Nonlife Insurance	16%
Real Estate Investment Trusts	13%
Life Insurance	6%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2008

Common Stocks (99.5%)
	Shares	Value

Ace, Ltd.ADR (Insurance)	5,511	$291,642
Affiliated Managers Group, Inc.* (Diversified Financial Services)	501	21,002
AFLAC, Inc. (Insurance)	7,515	344,488
Alexandria Real Estate Equities, Inc. (REIT)	501	30,230
Alleghany Corp.* (Insurance)	501	141,282
Allied World Assurance Holdings, Ltd.ADR (Insurance)	501	20,341
Allstate Corp. (Insurance)	9,018	295,430
AMB Property Corp. (REIT)	1,503	35,200
Ambac Financial Group, Inc. (Insurance)	4,509	5,862
American Campus Communities, Inc. (REIT)	501	10,260
American Express Co. (Diversified Financial Services)	17,034	315,981
American Financial Group, Inc. (Insurance)	1,503	34,389
American International Group, Inc. (Insurance)	39,078	61,352
American National Insurance Co. (Insurance)	501	36,939
AmeriCredit Corp.* (Diversified Financial Services)	2,004	15,311
Ameriprise Financial, Inc. (Diversified Financial Services)	3,507	81,923
Annaly Mortgage Management, Inc. (REIT)	9,018	143,116
AON Corp. (Insurance)	4,008	183,085
Apartment Investment and Management Co.—Class A (REIT)	1,503	17,360
Arch Capital Group, Ltd.ADR* (Insurance)	1,002	70,240
Arthur J. Gallagher & Co. (Insurance)	1,503	38,943
Aspen Insurance Holdings, Ltd.ADR (Insurance)	1,002	24,298
Associated Banc-Corp (Banks)	2,004	41,944
Assurant, Inc. (Insurance)	1,503	45,090
Assured Guaranty, Ltd.ADR (Insurance)	1,002	11,423
Astoria Financial Corp. (Savings & Loans)	1,503	24,769
Avalonbay Communities, Inc. (REIT)	1,503	91,052
Axis Capital Holdings, Ltd.ADR (Insurance)	2,505	72,946
BancorpSouth, Inc. (Banks)	1,503	35,110
Bank of America Corp. (Banks)	83,385	1,174,061
Bank of Hawaii Corp. (Banks)	1,002	45,260
Bank of New York Mellon Corp. (Banks)	18,537	525,153
BB&T Corp. (Banks)	9,018	247,634
BioMed Realty Trust, Inc. (REIT)	1,503	17,615
BlackRock, Inc.—Class A (Diversified Financial Services)	501	67,209
BOK Financial Corp. (Banks)	501	20,240
Boston Properties, Inc. (REIT)	2,004	110,220
Brandywine Realty Trust (REIT)	1,503	11,588
BRE Properties, Inc.—Class A (REIT)	1,002	28,036
Brookfield Properties Corp.ADR (Real Estate)	3,507	27,109
Brown & Brown, Inc. (Insurance)	2,004	41,884
Camden Property Trust (REIT)	1,002	31,403
Capital One Financial Corp. (Diversified Financial Services)	6,513	207,700
CapitalSource, Inc. (Diversified Financial Services)	4,008	18,517
Cathay Bancorp, Inc. (Banks)	1,002	23,797
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	4,008	17,315
CBL & Associates Properties, Inc. (REIT)	1,002	6,513
Chubb Corp. (Insurance)	6,012	306,612
Cincinnati Financial Corp. (Insurance)	2,505	72,820
CIT Group, Inc. (Diversified Financial Services)	5,511	25,020
Citigroup, Inc. (Diversified Financial Services)	89,679	601,746
Citizens Republic Bancorp, Inc. (Banks)	2,004	5,972
City National Corp. (Banks)	501	24,399
CME Group, Inc. (Diversified Financial Services)	1,002	208,526
Colonial Properties Trust (REIT)	501	4,173
Comerica, Inc. (Banks)	2,505	49,724
Commerce Bancshares, Inc. (Banks)	1,002	44,038
Conseco, Inc.* (Insurance)	3,006	15,571
Corporate Office Properties Trust (REIT)	1,002	30,761
Cousins Properties, Inc. (REIT)	501	6,939
Cullen/Frost Bankers, Inc. (Banks)	1,002	50,781
DCT Industrial Trust, Inc. (REIT)	3,006	15,210
Delphi Financial Group, Inc.—Class A (Insurance)	501	9,238
Developers Diversified Realty Corp. (REIT)	2,004	9,779
DiamondRock Hospitality Co. (REIT)	1,503	7,620
Digital Realty Trust, Inc. (REIT)	1,002	32,916
Dime Community Bancshares, Inc. (Savings & Loans)	501	6,663
Discover Financial Services (Diversified Financial Services)	8,016	76,392
Douglas Emmett, Inc. (REIT)	2,004	26,172
Duke-Weeks Realty Corp. (REIT)	2,505	27,455
E* TRADE Financial Corp.* (Diversified Financial Services)	7,515	8,642
East West Bancorp, Inc. (Banks)	1,002	16,002
Eaton Vance Corp. (Diversified Financial Services)	2,004	42,104
Endurance Specialty Holdings, Ltd.ADR (Insurance)	1,002	30,591
Entertainment Properties Trust (REIT)	501	14,930

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2008

Common Stocks, continued
	Shares	Value

Equifax, Inc. (Commercial Services)	2,004	$53,146
Equity Lifestyle Properties, Inc. (REIT)	501	19,218
Equity Residential Properties Trust (REIT)	4,509	134,458
Erie Indemnity Co.—Class A (Insurance)	501	18,853
Essex Property Trust, Inc. (REIT)	501	38,452
Everest Re Group, Ltd.ADR (Insurance)	1,002	76,292
F.N.B. Corp. (Banks)	1,503	19,840
Federal Realty Investment Trust (REIT)	1,002	62,204
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,503	25,491
FelCor Lodging Trust, Inc. (REIT)	1,002	1,844
Fidelity National Title Group, Inc.—Class A (Insurance)	3,507	62,249
Fifth Third Bancorp (Banks)	8,517	70,350
First American Financial Corp. (Insurance)	1,503	43,422
First BanCorp (Banks)	1,503	16,743
First Horizon National Corp. (Banks)	3,508	37,080
First Industrial Realty Trust, Inc. (REIT)	501	3,783
First Midwest Bancorp, Inc. (Banks)	1,002	20,010
First Niagara Financial Group, Inc. (Savings & Loans)	2,004	32,405
FirstMerit Corp. (Banks)	1,002	20,631
Forest City Enterprises, Inc.—Class A (Real Estate)	1,002	6,713
Forestar Group, Inc.* (Real Estate)	501	4,769
Franklin Resources, Inc. (Diversified Financial Services)	2,505	159,769
Franklin Street Properties Corp. (REIT)	1,002	14,779
Frontier Financial Corp. (Banks)	1,002	4,369
Fulton Financial Corp. (Banks)	3,006	28,918
Genworth Financial, Inc.—Class A (Diversified Financial Services)	7,014	19,850
Glacier Bancorp, Inc. (Banks)	1,002	19,058
GLG Partners, Inc. (Diversified Financial Services)	3,507	7,961
Hancock Holding Co. (Banks)	501	22,775
Hanover Insurance Group, Inc. (Insurance)	1,002	43,056
Hartford Financial Services Group, Inc. (Insurance)	5,010	82,264
HCC Insurance Holdings, Inc. (Insurance)	2,004	53,607
HCP, Inc. (REIT)	4,008	111,302
Health Care REIT, Inc. (REIT)	1,503	63,427
Healthcare Realty Trust, Inc. (REIT)	1,002	23,527
Highwoods Properties, Inc. (REIT)	1,002	27,415
Home Properties, Inc. (REIT)	501	20,341
Horace Mann Educators Corp. (Insurance)	501	4,604
Hospitality Properties Trust (REIT)	1,503	22,350
Host Marriott Corp. (REIT)	8,517	64,474
HRPT Properties Trust (REIT)	3,507	11,819
Hudson City Bancorp, Inc. (Savings & Loans)	8,016	127,935
Huntington Bancshares, Inc. (Banks)	6,012	46,052
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,002	82,605
International Bancshares Corp. (Banks)	1,002	21,874
Invesco, Ltd.ADR (Diversified Financial Services)	6,513	94,048
Investment Technology Group, Inc.* (Diversified Financial Services)	501	11,383
IPC Holdings, Ltd.ADR (Insurance)	1,002	29,960
iStar Financial, Inc. (REIT)	2,004	4,469
J.P. Morgan Chase & Co. (Diversified Financial Services)	61,623	1,942,973
Janus Capital Group, Inc. (Diversified Financial Services)	2,505	20,115
Jefferies Group, Inc. (Diversified Financial Services)	2,004	28,176
Jones Lang LaSalle, Inc. (Real Estate)	501	13,878
KeyCorp (Banks)	8,016	68,296
Kilroy Realty Corp. (REIT)	501	16,763
Kimco Realty Corp. (REIT)	4,008	73,266
LaSalle Hotel Properties (REIT)	501	5,536
Lazard, Ltd.—Class AADR (Diversified Financial Services)	1,503	44,699
Legg Mason, Inc. (Diversified Financial Services)	2,505	54,885
Lexington Corporate Properties Trust (REIT)	1,503	7,515
Liberty Property Trust (REIT)	1,503	34,313
Lincoln National Corp. (Insurance)	4,509	84,950
Loews Corp. (Insurance)	6,012	169,839
M&T Bank Corp. (Banks)	1,503	86,287
Mack-Cali Realty Corp. (REIT)	1,002	24,549
Maguire Properties, Inc.* (REIT)	501	731
Markel Corp.* (Insurance)	501	149,799
Marsh & McLennan Cos., Inc. (Insurance)	8,517	206,708
Marshall & Ilsley Corp. (Banks)	4,008	54,669
MasterCard, Inc.—Class A (Software)	1,503	214,824
Max Capital Group, Ltd.ADR (Insurance)	1,002	17,735
MB Financial, Inc. (Banks)	501	14,003
MBIA, Inc.* (Insurance)	4,008	16,313
Mercury General Corp. (Insurance)	501	23,041
Merrill Lynch & Co., Inc. (Diversified Financial Services)	20,286	236,129
MetLife, Inc. (Insurance)	8,517	296,903
MF Global, Ltd.* (Diversified Financial Services)	1,503	3,066
MFA Financial, Inc. (REIT)	3,507	20,656
MGIC Investment Corp. (Insurance)	2,004	6,974
Mid-America Apartment Communities, Inc. (REIT)	501	18,617
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,503	25,235
Moody’s Corp. (Commercial Services)	3,006	60,391
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	16,032	257,153
MSCI, Inc.—Class A* (Software)	1,002	17,795
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,505	61,899
National City Corp. (Banks)	10,143	18,359
National Financial Partners (Diversified Financial Services)	501	1,523
National Penn Bancshares, Inc. (Banks)	1,503	21,808
National Retail Properties, Inc. (REIT)	1,503	25,837
Nationwide Health Properties, Inc. (REIT)	1,503	43,166
New York Community Bancorp (Savings & Loans)	5,511	65,912
NewAlliance Bancshares, Inc. (Savings & Loans)	1,503	19,794
Newcastle Investment Corp. (REIT)	1,002	842
Northern Trust Corp. (Banks)	3,507	182,855
NYSE Euronext (Diversified Financial Services)	3,507	96,022
Old National Bancorp (Banks)	1,002	18,196
Old Republic International Corp. (Insurance)	4,008	47,775
OMEGA Healthcare Investors, Inc. (REIT)	1,503	24,003
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,002	13,387
Pacific Capital Bancorp (Banks)	1,002	16,914
PacWest Bancorp (Banks)	501	13,477
PartnerRe, Ltd.ADR (Insurance)	1,002	71,413
Pennsylvania REIT (REIT)	501	3,732
People’s United Financial, Inc. (Banks)	3,006	53,597
Piper Jaffray* (Diversified Financial Services)	501	19,920
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	1,002	36,152
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,505	87,024
PNC Financial Services Group (Banks)	5,529	270,921
Popular, Inc. (Banks)	4,008	20,681
Post Properties, Inc. (REIT)	501	8,266
Potlatch Corp. (Forest Products & Paper)	501	13,031
Principal Financial Group, Inc. (Insurance)	4,008	90,461
PrivateBancorp, Inc. (Banks)	501	16,262
ProAssurance Corp.* (Insurance)	501	26,443
Progressive Corp. (Insurance)	10,521	155,816
ProLogis (REIT)	4,509	62,630

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2008

Common Stocks, continued
	Shares	Value

Prosperity Bancshares, Inc. (Banks)	1,002	$29,649
Protective Life Corp. (Insurance)	1,002	14,379
Provident Bankshares Corp. (Banks)	501	4,840
Provident Financial Services, Inc. (Savings & Loans)	1,002	15,331
Prudential Financial, Inc. (Insurance)	7,014	212,244
Public Storage, Inc. (REIT)	2,004	159,318
RAIT Financial Trust (REIT)	1,002	2,605
Raymond James Financial Corp. (Diversified Financial Services)	1,503	25,746
Rayonier, Inc. (Forest Products & Paper)	1,503	47,119
Realty Income Corp. (REIT)	1,503	34,794
Redwood Trust, Inc. (REIT)	501	7,470
Regency Centers Corp. (REIT)	1,002	46,793
Regions Financial Corp. (Banks)	11,523	91,723
Reinsurance Group of America, Inc. (Insurance)	1,002	42,906
RenaissanceRe HoldingsADR (Insurance)	1,002	51,663
RLI Corp. (Insurance)	501	30,641
SEI Investments Co. (Software)	2,505	39,354
Selective Insurance Group, Inc. (Insurance)	1,002	22,976
Senior Housing Properties Trust (REIT)	2,004	35,912
Simon Property Group, Inc. (REIT)	3,507	186,327
SL Green Realty Corp. (REIT)	1,002	25,952
SLM Corp.* (Diversified Financial Services)	7,515	66,883
South Financial Group, Inc. (Banks)	1,002	4,329
Sovereign Bancorp, Inc.* (Savings & Loans)	9,018	26,874
St. Joe Co.* (Real Estate)	1,503	36,553
StanCorp Financial Group, Inc. (Insurance)	1,002	41,854
State Street Corp. (Banks)	7,014	275,861
Sterling Bancshares, Inc. (Banks)	1,002	6,092
Sterling Financial Corp. (Savings & Loans)	1,002	8,818
Strategic Hotels & Resorts, Inc. (REIT)	1,002	1,683
Sunstone Hotel Investors, Inc. (REIT)	1,002	6,202
SunTrust Banks, Inc. (Banks)	6,012	177,594
Susquehanna Bancshares, Inc. (Banks)	1,503	23,913
SVB Financial Group* (Banks)	501	13,141
SWS Group, Inc. (Diversified Financial Services)	501	9,494
Synovus Financial Corp. (Banks)	4,509	37,425
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,509	159,799
Tanger Factory Outlet Centers, Inc. (REIT)	501	18,848
Taubman Centers, Inc. (REIT)	1,002	25,511
TCF Financial Corp. (Banks)	2,004	27,375
TD Ameritrade Holding Corp.* (Diversified Financial Services)	4,008	57,114
TFS Financial Corp. (Savings & Loans)	1,503	19,389
The Charles Schwab Corp. (Diversified Financial Services)	15,531	251,136
The Colonial BancGroup, Inc. (Banks)	3,507	7,259
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,513	549,632
The Macerich Co. (REIT)	1,503	27,294
The Phoenix Cos., Inc. (Insurance)	2,004	6,553
The Travelers Companies, Inc. (Insurance)	9,519	430,259
Torchmark Corp. (Insurance)	1,503	67,184
Transatlantic Holdings, Inc. (Insurance)	501	20,070
TrustCo Bank Corp. NY (Banks)	1,002	9,529
Trustmark Corp. (Banks)	1,002	21,633
U.S. Bancorp (Banks)	28,557	714,211
UCBH Holdings, Inc. (Banks)	2,004	13,787
UDR, Inc. (REIT)	2,004	27,635
UMB Financial Corp. (Banks)	501	24,619
Umpqua Holdings Corp. (Banks)	1,002	14,499
United Bankshares, Inc. (Banks)	501	16,643
United Community Banks, Inc. (Banks)	1,002	13,607
Unitrin, Inc. (Insurance)	1,002	15,972
UnumProvident Corp. (Insurance)	5,511	102,505
Valley National Bancorp (Banks)	2,004	40,581
Ventas, Inc. (REIT)	2,505	84,093
Visa, Inc.—Class A (Commercial Services)	7,515	394,162
Vornado Realty Trust (REIT)	2,505	151,177
W.R. Berkley Corp. (Insurance)	2,505	77,655
Wachovia Corp. (Banks)	34,293	189,983
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,503	23,236
Washington Federal, Inc. (Savings & Loans)	1,503	22,485
Washington REIT (REIT)	1,002	28,357
Webster Financial Corp. (Banks)	1,002	13,808
Weingarten Realty Investors (REIT)	1,503	31,097
Wells Fargo & Co. (Banks)	57,867	1,705,919
Westamerica Bancorp (Banks)	501	25,626
White Mountains Insurance Group, Ltd.ADR (Insurance)	501	133,822
Whitney Holding Corp. (Banks)	1,002	16,022
Willis Group Holdings, Ltd.ADR (Insurance)	2,505	62,324
Wilmington Trust Corp. (Banks)	1,002	22,284
Wintrust Financial Corp. (Banks)	501	10,306
XL Capital, Ltd.—Class AADR (Insurance)	5,511	20,391
Zenith National Insurance Corp. (Insurance)	501	15,817
Zions Bancorp (Banks)	2,004	49,118

TOTAL COMMON STOCKS
(Cost $22,552,344)		22,474,686

TOTAL INVESTMENT SECURITIES
(Cost $22,552,344)—99.5%		22,474,686
Net other assets (liabilities)—0.5%		122,880

NET ASSETS—100.0%		$22,597,566

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Banks	31.5%
Commercial Services	2.2%
Diversified Financial Services	26.5%
Forest Products & Paper	0.7%
Insurance	23.9%
REIT	11.3%
Real Estate	0.5%
Savings & Loans	1.6%
Software	1.3%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$22,552,344

Securities, at value	22,474,686

Total Investment Securities, at value	22,474,686
Dividends receivable	59,828
Receivable for capital shares issued	1,044,088
Receivable for investments sold	50,425
Prepaid expenses	38

Total Assets	23,629,065

Liabilities:
Cash overdraft	154,855
Payable for investments purchased	809,629
Payable for capital shares redeemed	19,559
Advisory fees payable	3,543
Management services fees payable	473
Administration fees payable	721
Administrative services fees payable	6,384
Distribution fees payable	6,423
Trustee fees payable	91
Transfer agency fees payable	3,068
Fund accounting fees payable	1,537
Compliance services fees payable	443
Other accrued expenses	24,773

Total Liabilities	1,031,499

Net Assets	$22,597,566

Net Assets consist of:
Capital	$41,666,212
Accumulated net investment income (loss)	487,543
Accumulated net realized gains (losses) on investments	(19,478,531)
Net unrealized appreciation (depreciation) on investments	(77,658)

Net Assets	$22,597,566

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,428,177

Net Asset Value (offering and redemption price per share)	$15.82

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$904,271
Interest	1,386

Total Investment Income	905,657

Expenses:
Advisory fees	192,985
Management services fees	29,698
Administration fees	9,284
Transfer agency fees	12,427
Administrative services fees	76,706
Distribution fees	64,328
Custody fees	38,625
Fund accounting fees	18,348
Trustee fees	458
Compliance services fees	664
Other fees	32,501

Total Gross Expenses before reductions	476,024
Less Expenses reduced by the Advisor	(57,910)

Total Net Expenses	418,114

Net Investment Income (Loss)	487,543

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(13,635,501)
Change in net unrealized appreciation/depreciation on investments	(5,499,618)

Net Realized and Unrealized Gains (Losses) on Investments	(19,135,119)

Change in Net Assets Resulting from Operations	$(18,647,576)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$487,543	$353,453
Net realized gains (losses) on investments	(13,635,501)	423,664
Change in net unrealized appreciation/depreciation on investments	(5,499,618)	(6,807,488)

Change in net assets resulting from operations	(18,647,576)	(6,030,371)

Distributions to Shareholders From:
Net investment income	(353,453)	(349,425)

Change in net assets resulting from distributions	(353,453)	(349,425)

Capital Transactions:
Proceeds from shares issued	142,001,893	79,724,295
Dividends reinvested	353,453	349,425
Value of shares redeemed	(125,655,579)	(98,405,131)

Change in net assets resulting from capital transactions	16,699,767	(18,331,411)

Change in net assets	(2,301,262)	(24,711,207)
Net Assets:
Beginning of period	24,898,828	49,610,035

End of period	$22,597,566	$24,898,828

Accumulated net investment income (loss)	$487,543	$353,453

Share Transactions:
Issued	5,559,039	2,090,110
Reinvested	14,480	9,475
Redeemed	(4,914,246)	(2,551,398)

Change in shares	659,273	(451,813)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$32.38	$40.64	$34.84	$33.80	$30.72

Investment Activities:
Net investment income (loss)(a)	0.46	0.41	0.34	0.27	0.20
Net realized and unrealized gains (losses) on investments	(16.72)	(8.11)	5.69	1.06	2.97

Total income (loss) from investment activities	(16.26)	(7.70)	6.03	1.33	3.17

Distributions to Shareholders From:
Net investment income	(0.30)	(0.56)	(0.23)	(0.29)	(0.09)

Net Asset Value, End of Period	$15.82	$32.38	$40.64	$34.84	$33.80

Total Return	(50.54)%	(19.11)%	17.35%	3.98%	10.34%

Ratios to Average Net Assets:
Gross expenses	1.85%	1.74%	1.76%	1.92%	1.92%
Net expenses	1.63%	1.63%	1.68%	1.92%	1.92%
Net investment income (loss)	1.90%	1.04%	0.90%	0.80%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$22,598	$24,899	$49,610	$35,924	$30,767
Portfolio turnover rate(b)	413%	216%	247%	316%	595%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Health Care

The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the year ended December 31, 2008, the Fund had a total return of –24.29%, compared to a return of –22.80%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Amgen Inc (+24.35%), Genentech Inc (+23.62%), and Gilead Sciences Inc (+11.15%), while the bottom three performers in this group were Merck & Co Inc (–47.69%), Eli Lilly & Co (–24.57%), and Pfizer Inc (–22.09%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Health Care	1/22/2001	–24.29%	–1.62%	–2.88%	1.72%	1.63%

Dow Jones U.S. Health Care Index	1/22/2001	–22.80%	0.25%	–0.97%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.9%
Pfizer, Inc.	9.2%
Abbott Laboratories	6.3%
Merck & Co., Inc.	5.0%
Amgen, Inc.	4.7%

Dow Jones U.S. Health Care Index - Composition
% of Index

Pharmaceuticals and Biotechnology	69%
Health Care Equipment and Services	31%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	December 31, 2008

Common Stocks (99.6%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	30,544	$1,630,133
Advanced Medical Optics, Inc.* (Healthcare-Products)	1,328	8,778
Aetna, Inc. (Healthcare-Services)	9,296	264,936
Affymetrix, Inc.* (Biotechnology)	1,328	3,971
Alcon, Inc.ADR (Healthcare-Products)	1,660	148,055
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,660	60,075
Alkermes, Inc.* (Pharmaceuticals)	1,992	21,215
Allergan, Inc. (Pharmaceuticals)	5,976	240,952
Amedisys, Inc.* (Healthcare-Services)	664	27,450
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,328	11,939
AMERIGROUP Corp.* (Healthcare-Services)	996	29,402
Amgen, Inc.* (Biotechnology)	20,916	1,207,899
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,656	28,818
ArthroCare Corp.* (Healthcare-Products)	664	3,167
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	664	18,884
Bard (C.R.), Inc. (Healthcare-Products)	1,992	167,846
Baxter International, Inc. (Healthcare-Products)	12,284	658,300
Beckman Coulter, Inc. (Healthcare-Products)	1,328	58,352
Becton, Dickinson & Co. (Healthcare-Products)	4,648	317,877
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	332	25,003
Biogen Idec, Inc.* (Biotechnology)	5,976	284,637
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,992	35,458
Boston Scientific Corp.* (Healthcare-Products)	29,548	228,702
Bristol-Myers Squibb Co. (Pharmaceuticals)	39,176	910,842
Brookdale Senior Living, Inc. (Healthcare-Services)	664	3,705
Celera Corp.* (Biotechnology)	1,660	18,476
Celgene Corp.* (Biotechnology)	8,964	495,530
Centene Corp.* (Healthcare-Services)	996	19,631
Cephalon, Inc.* (Pharmaceuticals)	1,328	102,309
Cepheid, Inc.* (Healthcare-Products)	996	10,338
Charles River Laboratories International, Inc.* (Biotechnology)	1,328	34,794
CIGNA Corp. (Insurance)	5,312	89,507
Community Health Systems, Inc.* (Healthcare-Services)	1,992	29,043
Cooper Cos., Inc. (Healthcare-Products)	996	16,334
Covance, Inc.* (Healthcare-Services)	1,328	61,128
Coventry Health Care, Inc.* (Healthcare-Services)	2,988	44,461
Covidien, Ltd.ADR (Healthcare-Products)	9,960	360,950
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	996	24,063
CV Therapeutics, Inc.* (Pharmaceuticals)	996	9,173
Datascope Corp. (Healthcare-Products)	332	17,344
DaVita, Inc.* (Healthcare-Services)	1,992	98,743
DENTSPLY International, Inc. (Healthcare-Products)	2,656	75,005
Edwards Lifesciences Corp.* (Healthcare-Products)	996	54,730
Eli Lilly & Co. (Pharmaceuticals)	19,256	775,439
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,324	60,145
Enzo Biochem, Inc.* (Biotechnology)	664	3,247
Enzon Pharmaceuticals, Inc.* (Biotechnology)	664	3,871
Express Scripts, Inc.* (Pharmaceuticals)	3,984	219,040
Facet Biotech Corp.* (Biotechnology)	332	3,184
Forest Laboratories, Inc.* (Pharmaceuticals)	5,976	152,209
Gen-Probe, Inc.* (Healthcare-Products)	996	42,669
Genentech, Inc.* (Biotechnology)	9,296	770,731
Genzyme Corp.* (Biotechnology)	5,312	352,557
Gilead Sciences, Inc.* (Pharmaceuticals)	18,260	933,816
Haemonetics Corp.* (Healthcare-Products)	664	37,516
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,980	8,914
Health Net, Inc.* (Healthcare-Services)	1,992	21,693
HEALTHSOUTH Corp.* (Healthcare-Services)	1,660	18,194
Healthways, Inc.* (Healthcare-Services)	664	7,623
Henry Schein, Inc.* (Healthcare-Products)	1,660	60,905
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,328	21,859
Hologic, Inc.* (Healthcare-Products)	4,980	65,089
Hospira, Inc.* (Pharmaceuticals)	3,320	89,042
Human Genome Sciences, Inc.* (Biotechnology)	2,656	5,631
Humana, Inc.* (Healthcare-Services)	3,320	123,770
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,328	47,914
Illumina, Inc.* (Biotechnology)	2,324	60,540
Immucor, Inc.* (Healthcare-Products)	1,328	35,298
Incyte Genomics, Inc.* (Biotechnology)	1,992	7,550
InterMune, Inc.* (Biotechnology)	664	7,025
Intuitive Surgical, Inc.* (Healthcare-Products)	664	84,321
Invacare Corp. (Healthcare-Products)	664	10,305
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,660	31,391
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,660	23,539
Johnson & Johnson (Healthcare-Products)	55,776	3,337,078
Kinetic Concepts, Inc.* (Healthcare-Products)	996	19,103
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,980	52,888

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	December 31, 2008

Common Stocks, continued
	Shares	Value

Laboratory Corp. of America Holdings* (Healthcare-Services)	1,992	$128,305
Life Technologies Corp.* (Biotechnology)	3,320	77,389
LifePoint Hospitals, Inc.* (Healthcare-Services)	996	22,749
Lincare Holdings, Inc.* (Healthcare-Services)	1,328	35,763
Magellan Health Services, Inc.* (Healthcare-Services)	664	26,002
Masimo Corp.* (Healthcare-Products)	996	29,711
Medarex, Inc.* (Pharmaceuticals)	2,656	14,820
Medco Health Solutions, Inc.* (Pharmaceuticals)	9,960	417,424
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	996	13,844
Medtronic, Inc. (Healthcare-Products)	22,244	698,907
Mentor Corp. (Healthcare-Products)	664	20,538
Merck & Co., Inc. (Pharmaceuticals)	42,164	1,281,786
Millipore Corp.* (Biotechnology)	996	51,314
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,976	59,103
Myriad Genetics, Inc.* (Biotechnology)	996	65,995
Nektar Therapeutics* (Biotechnology)	1,660	9,230
NuVasive, Inc.* (Healthcare-Products)	664	23,008
Odyssey Healthcare, Inc.* (Healthcare-Services)	664	6,142
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	996	34,023
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	996	38,894
Owens & Minor, Inc. (Distribution/Wholesale)	664	25,000
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	664	8,904
PAREXEL International Corp.* (Commercial Services)	996	9,671
Patterson Cos., Inc.* (Healthcare-Products)	1,992	37,350
PDL BioPharma, Inc. (Biotechnology)	2,324	14,362
Pediatrix Medical Group, Inc.* (Healthcare-Services)	996	31,573
Perrigo Co. (Pharmaceuticals)	1,660	53,635
Pfizer, Inc. (Pharmaceuticals)	134,128	2,375,407
Pharmaceutical Product Development, Inc. (Commercial Services)	1,992	57,788
PharMerica Corp.* (Pharmaceuticals)	664	10,405
PSS World Medical, Inc.* (Healthcare-Products)	1,328	24,993
Psychiatric Solutions, Inc.* (Healthcare-Services)	996	27,739
Quest Diagnostics, Inc. (Healthcare-Services)	2,988	155,107
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,328	24,382
ResMed, Inc.* (Healthcare-Products)	1,660	62,217
Savient Pharmaceuticals, Inc.* (Biotechnology)	996	5,767
Schering-Plough Corp. (Pharmaceuticals)	32,204	548,434
Sepracor, Inc.* (Pharmaceuticals)	1,992	21,872
St. Jude Medical, Inc.* (Healthcare-Products)	6,972	229,797
STERIS Corp. (Healthcare-Products)	1,328	31,726
Stryker Corp. (Healthcare-Products)	6,308	252,005
Techne Corp. (Healthcare-Products)	664	42,841
Tenet Healthcare Corp.* (Healthcare-Services)	9,296	10,690
The Medicines Co.* (Pharmaceuticals)	996	14,671
Theravance, Inc.* (Pharmaceuticals)	996	12,340
Thermo Electron Corp.* (Electronics)	8,300	282,781
Thoratec Corp.* (Healthcare-Products)	996	32,360
United Therapeutics Corp.* (Pharmaceuticals)	332	20,767
UnitedHealth Group, Inc. (Healthcare-Services)	24,568	653,509
Universal Health Services, Inc.—Class B (Healthcare-Services)	996	37,420
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,328	30,411
Varian Medical Systems, Inc.* (Healthcare-Products)	2,656	93,066
Varian, Inc.* (Electronics)	664	22,251
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,988	90,775
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,660	24,070
Waters Corp.* (Electronics)	1,992	73,007
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,992	52,927
WellCare Health Plans, Inc.* (Healthcare-Services)	996	12,809
WellPoint, Inc.* (Healthcare-Services)	10,292	433,602
West Pharmaceutical Services, Inc. (Healthcare-Products)	664	25,079
Wyeth (Pharmaceuticals)	26,560	996,266
Zimmer Holdings, Inc.* (Healthcare-Products)	4,648	187,872

TOTAL COMMON STOCKS
(Cost $20,401,508)		25,664,646

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $8,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	$8,000	8,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $12,000 (Collateralized by $12,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $12,618)	12,000	12,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $17,000 (Collateralized by $17,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $17,876)	17,000	17,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,000)		37,000

Rights/Warrants (NM)
	Shares

Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 1/3/11*CVR at $6.00 (Holding Companies–Diversified)	463	162

TOTAL RIGHTS/WARRANTS
(Cost $0)		162

TOTAL INVESTMENT SECURITIES
(Cost $20,438,508)—99.7%		25,701,808
Net other assets (liabilities)—0.3%		76,214

NET ASSETS—100.0%		$25,778,022

*	Non-income producing security
ADR	American Depositary Receipt
CVR	Contingent Value Right

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Biotechnology	14.2%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	1.5%
Healthcare-Products	30.2%
Healthcare-Services	9.0%
Holding Companies-Diversified	NM
Insurance	0.4%
Pharmaceuticals	44.0%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$20,438,508

Securities, at value	25,664,808
Repurchase agreements, at value	37,000

Total Investment Securities, at value	25,701,808
Cash	37
Dividends and interest receivable	42,461
Receivable for capital shares issued	81,940
Receivable for investments sold	36,852
Prepaid expenses	56

Total Assets	25,863,154

Liabilities:
Payable for capital shares redeemed	33,448
Advisory fees payable	5,493
Management services fees payable	732
Administration fees payable	935
Administrative services fees payable	7,583
Distribution fees payable	7,031
Trustee fees payable	119
Transfer agency fees payable	4,477
Fund accounting fees payable	2,004
Compliance services fees payable	578
Other accrued expenses	22,732

Total Liabilities	85,132

Net Assets	$25,778,022

Net Assets consist of:
Capital	$33,090,565
Accumulated net investment income (loss)	110,530
Accumulated net realized gains (losses) on investments	(12,686,373)
Net unrealized appreciation (depreciation) on investments	5,263,300

Net Assets	$25,778,022

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,086,742

Net Asset Value (offering and redemption price per share)	$23.72

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$619,522
Interest	1,021

Total Investment Income	620,543

Expenses:
Advisory fees	234,669
Management services fees	37,361
Administration fees	11,249
Transfer agency fees	15,257
Administrative services fees	98,137
Distribution fees	78,223
Custody fees	20,767
Fund accounting fees	21,389
Trustee fees	520
Compliance services fees	680
Other fees	33,463

Total Gross Expenses before reductions	551,715
Less Expenses reduced by the Advisor	(41,702)

Total Net Expenses	510,013

Net Investment Income (Loss)	110,530

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,947,986)
Change in net unrealized appreciation/depreciation on investments	(5,546,646)

Net Realized and Unrealized Gains (Losses) on Investments	(10,494,632)

Change in Net Assets Resulting from Operations	$(10,384,102)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$110,530	$130,707
Net realized gains (losses) on investments	(4,947,986)	5,280,103
Change in net unrealized appreciation/depreciation on investments	(5,546,646)	(1,929,133)

Change in net assets resulting from operations	(10,384,102)	3,481,677

Distributions to Shareholders From:
Net investment income	(130,707)	—

Change in net assets resulting from distributions	(130,707)	—

Capital Transactions:
Proceeds from shares issued	97,397,233	137,261,507
Dividends reinvested	130,707	—
Value of shares redeemed	(123,959,518)	(145,306,962)

Change in net assets resulting from capital transactions	(26,431,578)	(8,045,455)

Change in net assets	(36,946,387)	(4,563,778)
Net Assets:
Beginning of period	62,724,409	67,288,187

End of period	$25,778,022	$62,724,409

Accumulated net investment income (loss)	$110,530	$130,707

Share Transactions:
Issued	3,497,776	4,392,848
Reinvested	4,549	—
Redeemed	(4,411,963)	(4,679,335)

Change in shares	(909,638)	(286,487)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$31.42	$29.48	$28.01	$26.42	$25.81

Investment Activities:
Net investment income (loss)(a)	0.10	0.07	(0.08)	(0.15)	(0.13)
Net realized and unrealized gains (losses) on investments	(7.72)	1.87	1.55	1.74	0.74

Total income (loss) from investment activities	(7.62)	1.94	1.47	1.59	0.61

Distributions to Shareholders From:
Net investment income	(0.08)	—	—	—	—

Net Asset Value, End of Period	$23.72	$31.42	$29.48	$28.01	$26.42

Total Return	(24.29)%	6.58%	5.25%	6.02%	2.36%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.72%	1.76%	1.89%	1.91%
Net expenses	1.63%	1.63%	1.72%	1.89%	1.91%
Net investment income (loss)	0.35%	0.24%	(0.29)%	(0.57)%	(0.51)%

Supplemental Data:
Net assets, end of period (000’s)	$25,778	$62,724	$67,288	$57,307	$40,017
Portfolio turnover rate(b)	265%	221%	123%	310%	464%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Industrials

The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index. For the year ended December 31, 2008, the Fund had a total return of –40.49%, compared to a return of –39.55%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Lockheed Martin Corp (–20.26%), United Parcel Service Inc Class B (–22.00%), and Union Pacific Corp (–23.90%), while the bottom three performers in this group were General Electric Co (–56.30%), Boeing Co (–51.21%), and Honeywell International Inc (–46.68%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Industrials	5/1/2002	–40.49%	–2.95%	–1.79%	1.84%	1.63%

Dow Jones U.S. Industrials Index	5/1/2002	–39.55%	0.80%	0.65%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
242

PROFUNDS VP
ProFund VP Industrials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Industrials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	13.7%
United Technologies Corp.	4.0%
United Parcel Service, Inc.—Class B	3.2%
3M Co.	3.1%
Emerson Emerson Co.	2.4%

Dow Jones U.S. Industrials Index - Composition
% of Index

General Industrials	24%
Aerospace and Defense	17%
Support Services	16%
Industrial Transportation	15%
Industrial Engineering	11%
Electronic & Electrical Equipment	10%
Construction and Materials	7%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2008

Common Stocks (100.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,716	$271,359
AAR Corp.* (Aerospace/Defense)	262	4,823
Accenture, Ltd.—Class AADR (Commercial Services)	4,192	137,456
Actuant Corp.—Class A (Miscellaneous Manufacturing)	393	7,475
Acuity Brands, Inc. (Miscellaneous Manufacturing)	262	9,146
Acxiom Corp. (Software)	524	4,250
Administaff, Inc. (Commercial Services)	131	2,835
Aecom Technology Corp.* (Engineering & Construction)	524	16,103
Affiliated Computer Services, Inc.—Class A* (Computers)	655	30,097
AGCO Corp.* (Machinery-Diversified)	655	15,451
Agilent Technologies, Inc.* (Electronics)	2,620	40,951
Albany International Corp.—Class A (Machinery-Diversified)	131	1,677
Alexander & Baldwin, Inc. (Transportation)	262	6,566
Alliance Data Systems Corp.* (Commercial Services)	524	24,382
Alliant Techsystems, Inc.* (Aerospace/Defense)	262	22,469
American Commercial Lines, Inc.* (Transportation)	262	1,284
Ametek, Inc. (Electrical Components & Equipment)	786	23,745
Amphenol Corp.—Class A (Electronics)	1,310	31,414
Anixter International, Inc.* (Telecommunications)	262	7,891
AptarGroup, Inc. (Miscellaneous Manufacturing)	524	18,466
Arkansas Best Corp. (Transportation)	131	3,944
Arrow Electronics, Inc.* (Electronics)	917	17,276
Astec Industries, Inc.* (Machinery-Construction & Mining)	131	4,104
ATMI, Inc.* (Semiconductors)	262	4,043
Automatic Data Processing, Inc. (Software)	3,799	149,453
Avnet, Inc.* (Electronics)	1,048	19,084
AVX Corp. (Electronics)	393	3,120
Baldor Electric Co. (Hand/Machine Tools)	262	4,677
Ball Corp. (Packaging & Containers)	655	27,241
BE Aerospace, Inc.* (Aerospace/Defense)	786	6,044
Belden, Inc. (Electrical Components & Equipment)	393	8,206
Bemis Co., Inc. (Packaging & Containers)	786	18,612
Benchmark Electronics, Inc.* (Electronics)	524	6,691
Black Box Corp. (Telecommunications)	131	3,422
Boeing Co. (Aerospace/Defense)	4,847	206,821
Bowne & Co., Inc. (Commercial Services)	262	1,541
Brady Corp.—Class A (Electronics)	393	9,412
Brink’s Home Security Holdings, Inc.* (Commercial Services)	262	5,743
Broadridge Financial Solutions, Inc. (Software)	1,048	13,142
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	524	9,704
Burlington Northern Santa Fe Corp. (Transportation)	2,096	158,688
C.H. Robinson Worldwide, Inc. (Transportation)	1,310	72,089
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	393	8,135
Caterpillar, Inc. (Machinery-Construction & Mining)	4,454	198,960
Ceradyne, Inc.* (Miscellaneous Manufacturing)	131	2,661
Checkpoint Systems, Inc.* (Electronics)	262	2,578
Cintas Corp. (Textiles)	917	21,302
Clarcor, Inc. (Miscellaneous Manufacturing)	393	13,040
Clean Harbors, Inc.* (Environmental Control)	131	8,311
Cognex Corp. (Machinery-Diversified)	262	3,878
Commscope, Inc.* (Telecommunications)	524	8,143
Con-way, Inc. (Transportation)	393	10,454
Convergys Corp.* (Commercial Services)	786	5,038
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,310	38,291
Corrections Corp. of America* (Commercial Services)	917	15,002
Crane Co. (Miscellaneous Manufacturing)	393	6,775
Crown Holdings, Inc.* (Packaging & Containers)	1,179	22,637
CSX Corp. (Transportation)	2,882	93,579
CTS Corp. (Electronics)	262	1,444
Cummins, Inc. (Machinery-Diversified)	1,310	35,016
Curtiss-Wright Corp. (Aerospace/Defense)	393	13,122
Danaher Corp. (Miscellaneous Manufacturing)	1,834	103,823
Deere & Co. (Machinery-Diversified)	3,144	120,478
Deluxe Corp. (Commercial Services)	393	5,879
Dionex Corp.* (Electronics)	131	5,875
Donaldson Co., Inc. (Miscellaneous Manufacturing)	524	17,633
Dover Corp. (Miscellaneous Manufacturing)	1,441	47,438
Eagle Materials, Inc.—Class A (Building Materials)	262	4,823
Eaton Corp. (Miscellaneous Manufacturing)	1,179	58,608
Electro Scientific Industries, Inc.* (Electronics)	131	889
EMCOR Group, Inc.* (Engineering & Construction)	524	11,753
Emerson Electric Co. (Electrical Components & Equipment)	5,764	211,020
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	393	9,908

See accompanying notes to the financial statements.
243

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2008

Common Stocks, continued
	Shares	Value

EnerSys* (Electrical Components & Equipment)	262	$2,882
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	131	5,364
Esterline Technologies Corp.* (Aerospace/Defense)	262	9,927
Expeditors International of Washington, Inc. (Transportation)	1,572	52,300
Fastenal Co. (Distribution/Wholesale)	1,048	36,523
FedEx Corp. (Transportation)	2,096	134,458
Fidelity National Information Services, Inc. (Software)	1,441	23,445
Fiserv, Inc.* (Software)	1,179	42,880
Flextronics International, Ltd.ADR* (Electronics)	6,026	15,427
FLIR Systems, Inc.* (Electronics)	1,048	32,153
Flowserve Corp. (Machinery-Diversified)	393	20,240
Fluor Corp. (Engineering & Construction)	1,310	58,780
Fortune Brands, Inc. (Household Products/Wares)	1,048	43,261
Forward Air Corp. (Transportation)	262	6,359
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	1,048	24,502
FTI Consulting, Inc.* (Commercial Services)	393	17,559
G & K Services, Inc. (Textiles)	131	2,649
Gardner Denver, Inc.* (Machinery-Diversified)	393	9,173
GATX Corp. (Trucking & Leasing)	262	8,114
Genco Shipping & Trading, Ltd.ADR (Transportation)	262	3,878
General Cable Corp.* (Electrical Components & Equipment)	393	6,952
General Dynamics Corp. (Aerospace/Defense)	2,358	135,797
General Electric Co. (Miscellaneous Manufacturing)	73,884	1,196,921
General Maritime Corp. (Transportation)	393	4,244
Genesee & Wyoming, Inc.—Class A* (Transportation)	262	7,991
Global Payments, Inc. (Software)	655	21,477
Goodrich Corp. (Aerospace/Defense)	917	33,947
Graco, Inc. (Machinery-Diversified)	393	9,326
GrafTech International, Ltd.* (Electrical Components & Equipment)	917	7,629
Granite Construction, Inc. (Engineering & Construction)	262	11,510
Greif, Inc.—Class A (Packaging & Containers)	131	4,379
Harsco Corp. (Miscellaneous Manufacturing)	655	18,130
Headwaters, Inc.* (Energy-Alternate Sources)	262	1,769
Hewitt Associates, Inc.* (Commercial Services)	655	18,589
Hexcel Corp.* (Aerospace/Defense Equipment)	655	4,840
HLTH Corp.* (Internet)	655	6,851
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,978	163,428
Hub Group, Inc.—Class A* (Transportation)	262	6,951
Hubbell, Inc.—Class B (Electrical Components & Equipment)	393	12,843
IDEX Corp. (Machinery-Diversified)	655	15,818
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,275	114,789
IMS Health, Inc. (Software)	1,310	19,860
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	2,358	40,911
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	262	5,159
Iron Mountain, Inc.* (Commercial Services)	1,310	32,396
Itron, Inc.* (Electronics)	262	16,700
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,310	60,247
J.B. Hunt Transport Services, Inc. (Transportation)	786	20,648
Jabil Circuit, Inc. (Electronics)	1,310	8,843
Jack Henry & Associates, Inc. (Computers)	655	12,714
Jacobs Engineering Group, Inc.* (Engineering & Construction)	917	44,108
Joy Global, Inc. (Machinery-Construction & Mining)	786	17,992
Kaman Corp. (Aerospace/Defense)	131	2,375
Kansas City Southern Industries, Inc.* (Transportation)	655	12,478
Kaydon Corp. (Metal Fabricate/Hardware)	262	9,000
KBR, Inc. (Engineering & Construction)	1,179	17,921
Kennametal, Inc. (Hand/Machine Tools)	524	11,628
Kirby Corp.* (Transportation)	393	10,752
L-3 Communications Holdings, Inc. (Aerospace/Defense)	917	67,656
Landstar System, Inc. (Transportation)	393	15,103
Lender Processing Services, Inc. (Diversified Financial Services)	655	19,290
Lennox International, Inc. (Building Materials)	393	12,690
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	262	13,344
Littelfuse, Inc.* (Electrical Components & Equipment)	131	2,175
Lockheed Martin Corp. (Aerospace/Defense)	2,358	198,261
Louisiana-Pacific Corp. (Forest Products & Paper)	786	1,226
Manitowoc Co. (Machinery-Diversified)	917	7,941
Manpower, Inc. (Commercial Services)	524	17,811
ManTech International Corp.—Class A* (Software)	131	7,099
Martin Marietta Materials (Building Materials)	262	25,435
Masco Corp. (Building Materials)	2,751	30,619
McDermott International, Inc.ADR* (Engineering & Construction)	1,703	16,826
MDU Resources Group, Inc. (Electric)	1,310	28,270
MeadWestvaco Corp. (Forest Products & Paper)	1,179	13,193
Metavante Technologies, Inc.* (Software)	655	10,552
Methode Electronics, Inc. (Electronics)	262	1,766
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	262	17,659
Mine Safety Appliances Co. (Environmental Control)	262	6,264
Molex, Inc. (Electrical Components & Equipment)	524	7,593
Molex, Inc.—Class A (Electrical Components & Equipment)	524	6,786
Monster Worldwide, Inc.* (Internet)	917	11,087
Moog, Inc.—Class A* (Aerospace/Defense)	262	9,581
MPS Group, Inc.* (Commercial Services)	655	4,932
MSC Industrial Direct Co.—Class A (Retail)	262	9,649
Mueller Industries, Inc. (Metal Fabricate/Hardware)	262	6,571
Mueller Water Products, Inc.—Class B (Metal Fabricate/Hardware)	655	5,528
Nalco Holding Co. (Environmental Control)	1,048	12,094
National Instruments Corp. (Computers)	393	9,573
Navigant Consulting Co.* (Commercial Services)	393	6,237
Navistar International Corp.* (Auto Manufacturers)	524	11,203
NCI Building Systems, Inc.* (Building Materials)	131	2,135
NeuStar, Inc.* (Telecommunications)	524	10,024
Newport Corp.* (Electronics)	262	1,776
Nordson Corp. (Machinery-Diversified)	262	8,460
Norfolk Southern Corp. (Transportation)	2,751	129,435
Northrop Grumman Corp. (Aerospace/Defense)	2,227	100,304
Old Dominion Freight Line, Inc.* (Transportation)	262	7,457
Orbital Sciences Corp.* (Aerospace/Defense)	393	7,675
Oshkosh Truck Corp. (Auto Manufacturers)	524	4,658
Overseas Shipholding Group, Inc. (Transportation)	131	5,516
Owens Corning, Inc.* (Building Materials)	655	11,332
Owens-Illinois, Inc.* (Packaging & Containers)	1,179	32,222
PACCAR, Inc. (Auto Manufacturers)	2,489	71,185
Pacer International, Inc. (Transportation)	262	2,733
Packaging Corp. of America (Packaging & Containers)	786	10,580
Pactiv Corp.* (Packaging & Containers)	917	22,815
Pall Corp. (Miscellaneous Manufacturing)	917	26,070
Park Electrochemical Corp. (Electronics)	131	2,484
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,179	50,155
Paychex, Inc. (Commercial Services)	2,358	61,968
Pentair, Inc. (Miscellaneous Manufacturing)	786	18,605
PerkinElmer, Inc. (Electronics)	917	12,755
PHH Corp.* (Commercial Services)	393	5,003
Plexus Corp.* (Electronics)	262	4,441

See accompanying notes to the financial statements.
244

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2008

Common Stocks, continued
	Shares	Value

Precision Castparts Corp. (Metal Fabricate/Hardware)	1,048	$62,335
Quanex Building Products Corp. (Building Materials)	262	2,455
Quanta Services, Inc.* (Commercial Services)	1,441	28,532
R.R. Donnelley & Sons Co. (Commercial Services)	1,572	21,348
Raytheon Co. (Aerospace/Defense)	3,144	160,470
Regal-Beloit Corp. (Hand/Machine Tools)	262	9,953
Republic Services, Inc. (Environmental Control)	2,489	61,702
Resources Connection, Inc.* (Commercial Services)	393	6,437
Robert Half International, Inc. (Commercial Services)	1,179	24,547
Rock-Tenn Co.—Class A (Forest Products & Paper)	262	8,955
Rockwell Collins, Inc. (Aerospace/Defense)	1,179	46,087
Rockwell International Corp. (Machinery-Diversified)	917	29,564
Roper Industries, Inc. (Miscellaneous Manufacturing)	655	28,434
Ryder System, Inc. (Transportation)	393	15,241
Sanmina-SCI Corp.* (Electronics)	3,930	1,847
Sealed Air Corp. (Packaging & Containers)	1,179	17,614
Shaw Group, Inc.* (Engineering & Construction)	524	10,726
Sherwin-Williams Co. (Chemicals)	786	46,963
Silgan Holdings, Inc. (Packaging & Containers)	131	6,263
Simpson Manufacturing Co., Inc. (Building Materials)	262	7,273
Smurfit-Stone Container Corp.* (Packaging & Containers)	1,834	468
Sonoco Products Co. (Packaging & Containers)	786	18,204
Spherion Corp.* (Commercial Services)	393	869
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	786	7,994
SPX Corp. (Miscellaneous Manufacturing)	393	15,936
Stericycle, Inc.* (Environmental Control)	655	34,112
Taser International, Inc.* (Electronics)	393	2,075
Technitrol, Inc. (Electronics)	262	912
Teekay Shipping Corp.ADR (Transportation)	262	5,148
Teledyne Technologies, Inc.* (Aerospace/Defense)	262	11,672
Teleflex, Inc. (Miscellaneous Manufacturing)	262	13,126
TeleTech Holdings, Inc.* (Commercial Services)	262	2,188
Temple-Inland, Inc. (Forest Products & Paper)	655	3,144
Terex Corp.* (Machinery-Construction & Mining)	655	11,345
Tetra Tech, Inc.* (Environmental Control)	393	9,491
Texas Industries, Inc. (Building Materials)	262	9,039
Textron, Inc. (Miscellaneous Manufacturing)	1,834	25,438
The Brink’s Co. (Miscellaneous Manufacturing)	262	7,043
The Corporate Executive Board Co. (Commercial Services)	262	5,780
Thomas & Betts Corp.* (Electronics)	393	9,397
Timken Co. (Metal Fabricate/Hardware)	524	10,286
Toro Co. (Housewares)	262	8,646
Total System Services, Inc. (Software)	1,441	20,174
Trimble Navigation, Ltd.* (Electronics)	917	19,816
Trinity Industries, Inc. (Miscellaneous Manufacturing)	524	8,258
TrueBlue, Inc.* (Commercial Services)	262	2,507
Tyco Electronics, Ltd.ADR (Electronics)	3,406	55,211
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,537	76,399
Union Pacific Corp. (Transportation)	3,799	181,592
United Parcel Service, Inc.—Class B (Transportation)	5,109	281,812
United Rentals, Inc.* (Commercial Services)	393	3,584
United Stationers, Inc.* (Distribution/Wholesale)	131	4,387
United Technologies Corp. (Aerospace/Defense)	6,550	351,080
URS Corp.* (Engineering & Construction)	655	26,704
USG Corp.* (Building Materials)	524	4,213
UTI Worldwide, Inc.ADR (Transportation)	655	9,393
Valmont Industries, Inc. (Metal Fabricate/Hardware)	131	8,038
Veeco Instruments, Inc.* (Semiconductors)	262	1,661
Viad Corp. (Commercial Services)	131	3,241
Vishay Intertechnology, Inc.* (Electronics)	1,310	4,480
VistaPrint, Ltd.ADR* (Commercial Services)	262	4,876
Vulcan Materials Co. (Building Materials)	655	45,575
W.W. Grainger, Inc. (Distribution/Wholesale)	524	41,312
Wabtec Corp. (Machinery-Diversified)	393	15,622
Walter Industries, Inc. (Holding Companies-Diversified)	393	6,881
Waste Connections, Inc.* (Environmental Control)	655	20,678
Waste Management, Inc. (Environmental Control)	3,668	121,558
Watsco, Inc. (Distribution/Wholesale)	131	5,030
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	262	12,529
Werner Enterprises, Inc. (Transportation)	393	6,815
WESCO International, Inc.* (Distribution/Wholesale)	262	5,038
Western Union Co. (Commercial Services)	5,240	75,142
Weyerhaeuser Co. (Forest Products & Paper)	1,572	48,119
Woodward Governor Co. (Electronics)	393	9,047
World Fuel Services Corp. (Retail)	262	9,694
YRC Worldwide, Inc.* (Transportation)	393	1,128
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	524	10,616

TOTAL COMMON STOCKS
(Cost $8,207,337)		8,770,248

TOTAL INVESTMENT SECURITIES
(Cost $8,207,337)—100.2%		8,770,248
Net other assets (liabilities)—(0.2)%		(13,771)

NET ASSETS—100.0%		$8,756,477

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Aerospace/Defense	16.1%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	1.0%
Building Materials	1.7%
Chemicals	0.5%
Commercial Services	6.5%
Computers	0.5%
Distribution/Wholesale	1.2%
Diversified Financial Services	0.2%
Electric	0.3%
Electrical Components & Equipment	3.6%
Electronics	3.8%
Energy-Alternate Sources	NM
Engineering & Construction	2.8%
Environmental Control	3.1%
Forest Products & Paper	0.8%
Hand/Machine Tools	0.5%
Holding Companies-Diversified	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Internet	0.2%
Machinery-Construction & Mining	2.7%
Machinery-Diversified	3.4%
Metal Fabricate/Hardware	1.2%
Miscellaneous Manufacturing	28.4%
Packaging & Containers	2.2%
Retail	0.2%
Semiconductors	NM

See accompanying notes to the financial statements.
245

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2008

Software	3.5%
Telecommunications	0.3%
Textiles	0.2%
Transportation	14.4%
Trucking & Leasing	0.1%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.
246

PROFUNDS VP
ProFund VP Industrials

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$8,207,337

Securities, at value	8,770,248

Total Investment Securities, at value	8,770,248
Dividends receivable	34,135
Receivable for capital shares issued	50,099
Prepaid expenses	29

Total Assets	8,854,511

Liabilities:
Cash overdraft	74,652
Advisory fees payable	4,421
Management services fees payable	589
Administration fees payable	311
Administrative services fees payable	2,519
Distribution fees payable	1,803
Trustee fees payable	39
Transfer agency fees payable	1,599
Fund accounting fees payable	661
Compliance services fees payable	191
Other accrued expenses	11,249

Total Liabilities	98,034

Net Assets	$8,756,477

Net Assets consist of:
Capital	$14,625,422
Accumulated net investment income (loss)	64,535
Accumulated net realized gains (losses) on investments	(6,496,391)
Net unrealized appreciation (depreciation) on investments	562,911

Net Assets	$8,756,477

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	362,020

Net Asset Value (offering and redemption price per share)	$24.19

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$322,611
Interest	560

Total Investment Income	323,171

Expenses:
Advisory fees	119,004
Management services fees	19,004
Administration fees	5,571
Transfer agency fees	7,393
Administrative services fees	55,502
Distribution fees	39,668
Custody fees	25,903
Fund accounting fees	11,460
Trustee fees	243
Compliance services fees	119
Other fees	15,963

Total Gross Expenses before reductions	299,830
Less Expenses reduced by the Advisor	(41,194)

Total Net Expenses	258,636

Net Investment Income (Loss)	64,535

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,478,743)
Change in net unrealized appreciation/depreciation on investments	(3,785,852)

Net Realizd and Unrealized Gains (Losses) on Investments	(8,264,595)

Change in Net Assets Resulting from Operations	$(8,200,060)

See accompanying notes to the financial statements.
247

PROFUNDS VP
ProFund VP Industrials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$64,535	$8,448
Net realized gains (losses) on investments	(4,478,743)	(428,653)
Change in net unrealized appreciation/depreciation on investments	(3,785,852)	1,356,147

Change in net assets resulting from operations	(8,200,060)	935,942

Distributions to Shareholders From:
Net investment income	(8,448)	—
Net realized gains on investments	(477,090)	—

Change in net assets resulting from distributions	(485,538)	—

Capital Transactions:
Proceeds from shares issued	73,589,247	136,795,629
Dividends reinvested	485,538	—
Value of shares redeemed	(80,151,987)	(123,793,306)

Change in net assets resulting from capital transactions	(6,077,202)	13,002,323

Change in net assets	(14,762,800)	13,938,265
Net Assets:
Beginning of period	23,519,277	9,581,012

End of period	$8,756,477	$23,519,277

Accumulated net investment income (loss)	$64,535	$8,448

Share Transactions:
Issued	1,981,859	3,292,427
Reinvested	13,805	—
Redeemed	(2,195,767)	(2,986,131)

Change in shares	(200,103)	306,296

See accompanying notes to the financial statements.
248

PROFUNDS VP
ProFund VP Industrials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$41.84	$37.45	$33.54	$33.09	$30.88

Investment Activities:
Net investment income (loss)(a)	0.14	0.02	(0.05)	(0.11)	(0.04)
Net realized and unrealized gains (losses) on investments	(16.76)	4.37	3.96	0.90	4.06

Total income (loss) from investment activities	(16.62)	4.39	3.91	0.79	4.02

Distributions to Shareholders From:
Net investment income	(0.02)	—	—	—	—
Net realized gains on investments	(1.01)	—	—	(0.34)	(1.81)

Total distributions	(1.03)	—	—	(0.34)	(1.81)

Net Asset Value, End of Period	$24.19	$41.84	$37.45	$33.54	$33.09

Total Return	(40.49)%	11.72%	11.66%	2.44%	13.22%

Ratios to Average Net Assets:
Gross expenses	1.89%	1.84%	1.93%	2.17%	1.99%
Net expenses	1.63%	1.63%	1.77%	1.98%	1.98%
Net investment income (loss)	0.41%	0.04%	(0.14)%	(0.36)%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$8,756	$23,519	$9,581	$10,101	$9,459
Portfolio turnover rate(b)	422%	532%	753%	720%	1,159%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments
(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
249

ProFund VP Internet

The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index. For the year ended December 31, 2008, the Fund had a total return of –44.83%, compared to a return of –43.77%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce – companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site; and Internet Services – companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Check Point Software Technologies (–13.52%), TD Ameritrade Holding Corp (–28.96%), and priceline.com Inc (–35.88%), while the bottom three performers in this group were eBay Inc (–57.94%), Google Inc Class A (–55.51%), and VeriSign Inc (–49.27%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
	Average Annual Total Return as of December 31, 2008				Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Internet	5/1/2002	–44.83%	–4.30%	3.25%	1.75%	1.63%

Dow Jones Composite Internet Index	5/1/2002	–43.77%	–2.49%	5.67%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Internet

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Internet seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Composite Internet Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Juniper Networks, Inc.	9.9%
Amazon.com, Inc.	9.9%
Google, Inc.—Class A	9.7%
eBay, Inc.	9.3%
Yahoo!, Inc.	9.3%

Dow Jones Composite Internet Index - Composition
The Dow Jones Composite Internet Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	December 31, 2008

Common Stocks (99.3%)
	Shares	Value

Akamai Technologies, Inc.* (Internet)	5,457	$82,346
Allscripts Healthcare Solutions, Inc. (Software)	1,887	18,719
Amazon.com, Inc.* (Internet)	4,692	240,606
Ariba, Inc.* (Internet)	2,754	19,856
Art Technology Group, Inc.* (Internet)	4,131	7,973
Check Point Software Technologies, Ltd.ADR* (Internet)	5,559	105,565
Concur Technologies, Inc.* (Software)	1,581	51,889
CyberSource Corp.* (Internet)	2,244	26,906
DealerTrack Holdings, Inc.* (Internet)	1,173	13,947
Digital River, Inc.* (Internet)	1,173	29,090
E* TRADE Financial Corp.* (Diversified Financial Services)	14,229	16,363
EarthLink, Inc.* (Internet)	3,468	23,444
eBay, Inc.* (Internet)	16,320	227,827
Expedia, Inc.* (Internet)	6,732	55,472
Google, Inc.—Class A* (Internet)	765	235,352
HLTH Corp.* (Internet)	2,907	30,407
IAC/InterActiveCorp* (Internet)	2,091	32,892
Internap Network Services Corp.* (Internet)	1,632	4,080
Interwoven, Inc.* (Internet)	1,479	18,635
j2 Global Communications, Inc.* (Internet)	1,428	28,617
Juniper Networks, Inc.* (Telecommunications)	13,821	242,006
ModusLink Global Solutions, Inc.* (Internet)	1,479	4,274
Monster Worldwide, Inc.* (Internet)	3,825	46,244
Netflix, Inc.* (Internet)	1,479	44,207
Overstock.com, Inc.* (Internet)	510	5,498
Priceline.com, Inc.* (Internet)	1,326	97,660
Quest Software, Inc.* (Software)	1,938	24,399
RealNetworks, Inc.* (Internet)	2,907	10,262
Salesforce.com, Inc.* (Software)	3,264	104,481
Sapient Corp.* (Internet)	2,652	11,775
SONICWALL, Inc.* (Internet)	1,734	6,901
Sonus Networks, Inc.* (Telecommunications)	8,721	13,779
TD Ameritrade Holding Corp.* (Diversified Financial Services)	7,752	110,466
Tibco Software, Inc.* (Internet)	5,763	29,910
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,275	8,186
United Online, Inc. (Internet)	2,601	15,788
ValueClick, Inc.* (Internet)	2,805	19,186
VeriSign, Inc.* (Internet)	5,712	108,985
Websense, Inc.* (Internet)	1,428	21,377
Yahoo!, Inc.* (Internet)	18,513	225,859

TOTAL COMMON STOCKS
(Cost $1,789,702)		2,421,229

TOTAL INVESTMENT SECURITIES
(Cost $1,789,702)—99.3%		2,421,229
Net other assets (liabilities)—0.7%		17,142

NET ASSETS—100.0%		$2,438,371

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Commercial Services	0.3%
Diversified Financial Services	5.2%
Internet	75.1%
Software	8.2%
Telecommunications	10.5%
Other**	0.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$1,789,702

Securities, at value	2,421,229

Total Investment Securities, at value	2,421,229
Receivable for capital shares issued	48,312
Prepaid expenses	14

Total Assets	2,469,555

Liabilities:
Cash overdraft	24,531
Advisory fees payable	726
Management services fees payable	97
Administration fees payable	89
Administrative services fees payable	741
Distribution fees payable	533
Trustee fees payable	11
Transfer agency fees payable	453
Fund accounting fees payable	184
Compliance services fees payable	53
Other accrued expenses	3,766

Total Liabilities	31,184

Net Assets	$2,438,371

Net Assets consist of:
Capital	$3,049,913
Accumulated net realized gains (losses) on investments	(1,243,069)
Net unrealized appreciation (depreciation) on investments	631,527

Net Assets	$2,438,371

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	92,958

Net Asset Value (offering and redemption price per share)	$26.23

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$14,307
Interest	356

Total Investment Income	14,663

Expenses:
Advisory fees	51,622
Management services fees	8,345
Administration fees	2,387
Transfer agency fees	3,102
Administrative services fees	23,930
Distribution fees	17,207
Custody fees	4,915
Fund accounting fees	4,460
Trustee fees	117
Compliance services fees	174
Other fees	6,451

Total Gross Expenses before reductions	122,710
Less Expenses reduced by the Advisor	(10,518)

Total Net Expenses	112,192

Net Investment Income (Loss)	(97,529)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	270,695
Change in net unrealized appreciation/depreciation on investments	(3,688,630)

Net Realized and Unrealized Gains (Losses) on Investments	(3,417,935)

Change in Net Assets Resulting from Operations	$(3,515,464)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(97,529)	$(163,795)
Net realized gains (losses) on investments	270,695	289,512
Change in net unrealized appreciation/depreciation on investments	(3,688,630)	53,577

Change in net assets resulting from operations	(3,515,464)	179,294

Distributions to Shareholders From:
Net investment income	—	(68,886)
Net realized gains on investments	(688,449)	—

Change in net assets resulting from distributions	(688,449)	(68,886)

Capital Transactions:
Proceeds from shares issued	17,614,187	58,276,731
Dividends reinvested	688,449	68,886
Value of shares redeemed	(25,147,478)	(54,243,491)

Change in net assets resulting from capital transactions	(6,844,842)	4,102,126

Change in net assets	(11,048,755)	4,212,534
Net Assets:
Beginning of period	13,487,126	9,274,592

End of period	$2,438,371	$13,487,126

Share Transactions:
Issued	377,205	1,077,591
Reinvested	17,567	1,301
Redeemed	(553,890)	(1,016,279)

Change in shares	(159,118)	62,613

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$53.50	$48.95	$58.35	$54.32	$45.81

Investment Activities:
Net investment income (loss)(a)	(0.64)	(0.80)	0.33	(0.98)	(0.93)
Net realized and unrealized gains (losses) on investments	(21.72)	5.79	(0.11)	5.01	10.53

Total income (loss) from investment activities	(22.36)	4.99	0.22	4.03	9.60

Distributions to Shareholders From:
Net investment income	—	(0.44)	—	—	—
Net realized gains on investments	(4.91)	—	(9.62)	—	(1.09)

Total distributions	(4.91)	(0.44)	(9.62)	—	(1.09)

Net Asset Value, End of Period	$26.23	$53.50	$48.95	$58.35	$54.32

Total Return	(44.83)%	10.19%	1.36%	7.44%	21.26%
Ratios to Average Net Assets:
Gross expenses	1.79%	1.75%	1.81%	1.92%	1.94%
Net expenses	1.63%	1.63%	1.71%	1.92%	1.94%
Net investment income (loss)	(1.42)%	(1.49)%	0.60%	(1.87)%	(1.94)%
Supplemental Data:
Net assets, end of period (000’s)	$2,438	$13,487	$9,275	$25,338	$41,995
Portfolio turnover rate(b)	270%	495%	343%	855%	949%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements

ProFund VP Oil & Gas

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year ended December 31, 2008, the Fund had a total return of –36.95%, compared to a total return of –35.77%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Exxon Mobil Corp (–14.79%), Chevron Corp (–20.74%), and Occidental Petroleum Corp (–22.08%), while the bottom three performers in this group were Schlumberger Ltd (–56.97%), Marathon Oil Corp (–55.04%), and ConocoPhillips (–41.34%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Oil & Gas	1/22/2001	–36.95%	11.34%	6.23%	1.71%	1.63%

Dow Jones U.S. Oil & Gas Index	1/22/2001	–35.77%	13.54%	8.89%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Swap Agreements	12%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.3%
ChevronTexaco Corp.	13.3%
ConocoPhillips	6.3%
Schlumberger, Ltd.	4.5%
Occidental Petroleum Corp.	4.4%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	82%
Oil Equipment, Services and Distribution	17%
Alternative Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2008

Common Stocks (87.6%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	27,084	$1,044,088
Apache Corp. (Oil & Gas)	19,536	1,456,018
Arena Resources, Inc.* (Oil & Gas)	2,220	62,360
Atlas America, Inc. (Oil & Gas)	2,220	32,967
Atwood Oceanics, Inc.* (Oil & Gas)	3,108	47,490
Baker Hughes, Inc. (Oil & Gas Services)	18,204	583,802
Berry Petroleum Co.—Class A (Oil & Gas)	2,220	16,783
Bill Barrett Corp.* (Oil & Gas)	1,776	37,527
BJ Services Co. (Oil & Gas Services)	17,316	202,078
Bristow Group, Inc.* (Transportation)	1,776	47,579
Cabot Oil & Gas Corp. (Oil & Gas)	6,216	161,616
Cameron International Corp.* (Oil & Gas Services)	12,876	263,958
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,776	28,594
Chart Industries, Inc.* (Machinery-Diversified)	1,776	18,879
Chesapeake Energy Corp. (Oil & Gas)	35,520	574,358
ChevronTexaco Corp. (Oil & Gas)	119,880	8,867,524
Cimarex Energy Co. (Oil & Gas)	4,884	130,793
Complete Production Services, Inc.* (Oil & Gas Services)	3,108	25,330
Comstock Resources, Inc.* (Oil & Gas)	2,664	125,874
Concho Resources, Inc.* (Oil & Gas)	3,552	81,057
ConocoPhillips (Oil & Gas)	81,696	4,231,853
Continental Resources, Inc.* (Oil & Gas)	1,776	36,781
Core Laboratories N.V.ADR (Oil & Gas Services)	1,332	79,733
Crosstex Energy, Inc. (Oil & Gas)	2,664	10,390
Delta Petroleum Corp.* (Oil & Gas)	3,996	19,021
Denbury Resources, Inc.* (Oil & Gas)	14,652	160,000
Devon Energy Corp. (Oil & Gas)	24,864	1,633,813
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,996	235,524
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,884	84,249
Drill-Quip, Inc.* (Oil & Gas Services)	1,776	36,426
El Paso Corp. (Pipelines)	41,736	326,793
Encore Acquisition Co.* (Oil & Gas)	3,108	79,316
Ensco International, Inc. (Oil & Gas)	8,436	239,498
EOG Resources, Inc. (Oil & Gas)	14,652	975,530
Evergreen Solar, Inc.* (Energy-Alternate Sources)	8,880	28,327
EXCO Resources, Inc.* (Oil & Gas)	10,212	92,521
Exterran Holdings, Inc.* (Oil & Gas Services)	3,996	85,115
Exxon Mobil Corp. (Oil & Gas)	202,588	16,172,600
First Solar, Inc.* (Energy-Alternate Sources)	2,664	367,525
FMC Technologies, Inc.* (Oil & Gas Services)	7,548	179,869
Forest Oil Corp.* (Oil & Gas)	5,328	87,859
Frontier Oil Corp. (Oil & Gas)	6,216	78,508
Global Industries, Ltd.* (Oil & Gas Services)	4,884	17,045
Goodrich Petroleum Corp.* (Oil & Gas)	1,776	53,191
Halliburton Co. (Oil & Gas Services)	52,836	960,558
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,884	35,360
Helmerich & Payne, Inc. (Oil & Gas)	5,772	131,313
Hercules Offshore, Inc.* (Oil & Gas Services)	5,328	25,308
Hess Corp. (Oil & Gas)	17,316	928,830
Holly Corp. (Oil & Gas)	2,664	48,565
ION Geophysical Corp.* (Oil & Gas Services)	5,328	18,275
Key Energy Services, Inc.* (Oil & Gas Services)	7,104	31,329
Marathon Oil Corp. (Oil & Gas)	42,180	1,154,045
Mariner Energy, Inc.* (Oil & Gas)	4,884	49,817
Murphy Oil Corp. (Oil & Gas)	11,100	492,285
Nabors Industries, Ltd.ADR* (Oil & Gas)	16,872	201,958
National-Oilwell Varco, Inc.* (Oil & Gas Services)	24,420	596,825
Newfield Exploration Co.* (Oil & Gas)	7,992	157,842
Newpark Resources, Inc.* (Oil & Gas Services)	5,328	19,714
Noble Corp.ADR (Oil & Gas)	15,540	342,812
Noble Energy, Inc. (Oil & Gas)	10,212	502,635
Occidental Petroleum Corp. (Oil & Gas)	48,396	2,903,276
Oceaneering International, Inc.* (Oil & Gas Services)	3,108	90,567
OGE Energy Corp. (Electric)	5,328	137,356
Oil States International, Inc.* (Oil & Gas Services)	3,108	58,089
Parker Drilling Co.* (Oil & Gas)	6,660	19,314
Patterson-UTI Energy, Inc. (Oil & Gas)	9,324	107,319
Penn Virginia Corp. (Oil & Gas)	2,664	69,211
Petrohawk Energy Corp.* (Oil & Gas)	14,652	229,011
Pioneer Natural Resources Co. (Oil & Gas)	7,104	114,943
Plains Exploration & Production Co.* (Oil & Gas)	6,216	144,460
Pride International, Inc.* (Oil & Gas)	10,212	163,188
Quicksilver Resources, Inc.* (Oil & Gas)	7,104	39,569
Range Resources Corp. (Oil & Gas)	9,324	320,652
Rowan Cos., Inc. (Oil & Gas)	6,660	105,894
SandRidge Energy, Inc.* (Oil & Gas)	5,328	32,767
Schlumberger, Ltd.ADR (Oil & Gas Services)	70,596	2,988,329
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,332	88,778
Smith International, Inc. (Oil & Gas Services)	12,876	294,732
Southwestern Energy Co.* (Oil & Gas)	20,424	591,683
St. Mary Land & Exploration Co. (Oil & Gas)	3,552	72,141

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2008

Common Stocks, continued
	Shares	Value

Stone Energy Corp.* (Oil & Gas)	2,220	$24,464
Sunoco, Inc. (Oil & Gas)	7,104	308,740
SunPower Corp.—Class A* (Energy-Alternate Sources)	2,664	98,568
SunPower Corp.—Class B* (Electrical Components & Equipment)	2,664	81,092
Superior Energy Services, Inc.* (Oil & Gas Services)	4,440	70,729
Swift Energy Co.* (Oil & Gas)	1,776	29,855
Tesoro Petroleum Corp. (Oil & Gas)	7,992	105,255
TETRA Technologies, Inc.* (Oil & Gas Services)	4,440	21,578
The Williams Cos., Inc. (Pipelines)	34,188	495,042
Tidewater, Inc. (Oil & Gas Services)	3,108	125,159
Transocean, Ltd.* (Oil & Gas)	18,648	881,118
Ultra Petroleum Corp.ADR* (Oil & Gas)	8,880	306,449
Unit Corp.* (Oil & Gas)	2,664	71,182
Valero Energy Corp. (Oil & Gas)	30,636	662,963
W&T Offshore, Inc. (Oil & Gas)	1,776	25,432
Weatherford International, Ltd.ADR* (Oil & Gas Services)	39,960	432,367
Whiting Petroleum Corp.* (Oil & Gas)	2,664	89,137
XTO Energy, Inc. (Oil & Gas)	34,188	1,205,811

TOTAL COMMON STOCKS
(Cost $33,872,427)		58,423,853

Repurchase Agreements (0.5%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $67,000 (Collateralized by $70,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $70,359)	$67,000	67,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $85,000 (Collateralized by $83,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $87,276)	85,000	85,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $140,000 (Collateralized by $145,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $145,744)	140,000	140,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $2,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $294,000)		294,000

TOTAL INVESTMENT SECURITIES
(Cost $34,166,427)—88.1%		58,717,853
Net other assets (liabilities)—11.9%		7,957,609

NET ASSETS—100.0%		$66,675,462

*	Non-income producing security
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement Based on the Dow Jones U.S. Oil & Gas Index terminating on 1/2/09	$7,997,601	$(2,399)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Electric	0.2%
Electrical Components & Equipment	0.1%
Energy-Alternate Sources	0.8%
Machinery-Diversified	NM
Oil & Gas	74.3%
Oil & Gas Services	10.9%
Pipelines	1.2%
Transportation	0.1%
Other**	12.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less that 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Oil & Gas

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$34,166,427

Securities, at value	58,423,853
Repurchase agreements, at value	294,000

Total Investment Securities, at value	58,717,853
Cash	795
Dividends and interest receivable	43,523
Receivable for capital shares issued	364,000
Receivable for investments sold	7,822,316
Prepaid expenses	324

Total Assets	66,948,811

Liabilities:
Payable for capital shares redeemed	106,298
Unrealized loss on swap agreements	2,399
Advisory fees payable	18,478
Management services fees payable	2,464
Administration fees payable	2,440
Administrative services fees payable	22,409
Distribution fees payable	17,660
Trustee fees payable	302
Transfer agency fees payable	11,245
Fund accounting fees payable	5,070
Compliance services fees payable	1,462
Other accrued expenses	83,122

Total Liabilities	273,349

Net Assets	$66,675,462

Net Assets consist of:
Capital	$43,386,428
Accumulated net realized gains (losses) on investments	(1,259,993)
Net unrealized appreciation (depreciation) on investments	24,549,027

Net Assets	$66,675,462

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,716,486

Net Asset Value (offering and redemption price per share)	$38.84

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,036,513
Interest	7,878

Total Investment Income	2,044,391

Expenses:
Advisory fees	1,113,094
Management services fees	177,613
Administration fees	51,991
Transfer agency fees	67,807
Administrative services fees	500,712
Distribution fees	371,031
Custody fees	32,455
Fund accounting fees	92,183
Trustee fees	2,710
Compliance services fees	1,126
Other fees	159,759

Total Gross Expenses before reductions	2,570,481
Less Expenses reduced by the Advisor	(151,357)

Total Net Expenses	2,419,124

Net Investment Income (Loss)	(374,733)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	12,673,742
Change in net unrealized appreciation/depreciation on investments	(71,661,438)

Net Realized and Unrealized Gains (Losses) on Investments	(58,987,696)

Change in Net Assets Resulting from Operations	$(59,362,429)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(374,733)	$(492,462)
Net realized gains (losses) on investments	12,673,742	10,074,132
Change in net unrealized appreciation/depreciation on investments	(71,661,438)	32,901,176

Change in net assets resulting from operations	(59,362,429)	42,482,846

Distributions to Shareholders From:
Net realized gains on investments	(9,481,205)	(4,283,910)

Change in net assets resulting from distributions	(9,481,205)	(4,283,910)

Capital Transactions:
Proceeds from shares issued	253,051,037	302,318,292
Dividends reinvested	9,481,205	4,283,910
Value of shares redeemed	(321,884,024)	(294,146,006)

Change in net assets resulting from capital transactions	(59,351,782)	12,456,196

Change in net assets	(128,195,416)	50,655,132
Net Assets:
Beginning of period	194,870,878	144,215,746

End of period	$66,675,462	$194,870,878

Share Transactions:
Issued	4,116,122	5,094,141
Reinvested	177,650	69,252
Redeemed	(5,499,141)	(5,041,455)

Change in shares	(1,205,369)	121,938

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$66.69	$51.51	$47.02	$36.63	$28.33

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.17)	(0.08)	(0.15)	(0.05)
Net realized and unrealized gains (losses) on investments	(23.29)	16.79	9.13	11.64	8.37

Total income (loss) from investment activities	(23.44)	16.62	9.05	11.49	8.32

Distributions to Shareholders From:
Net realized gains on investments	(4.41)	(1.44)	(4.56)	(1.10)	(0.02)

Net Asset Value, End of Period	$38.84	$66.69	$51.51	$47.02	$36.63

Total Return	(36.95)%	32.48%	20.63%	31.31%	29.36%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.71%	1.76%	1.86%	1.92%
Net expenses	1.63%	1.63%	1.68%	1.86%	1.92%
Net investment income (loss)	(0.25)%	(0.30)%	(0.15)%	(0.34)%	(0.16)%

Supplemental Data:
Net assets, end of period (000’s)	$66,675	$194,871	$144,216	$148,466	$85,137
Portfolio turnover rate(b)	147%	180%	166%	298%	470%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Pharmaceuticals

The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the year ended December 31, 2008, the Fund had a total return of –19.51%, compared to a return of –18.15%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Abbott Laboratories (–4.95%), Johnson & Johnson (–10.30%), and Bristol-Myers Squibb Co (–12.33%), while the bottom three performers in this group were Merck & Co Inc (–47.69%), Allergen Inc (–37.204%), and Schering-Plough Corp (–36.07%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Pharmaceuticals	5/1/2002	–19.51%	–4.20%	–4.47%	1.73%	1.63%

Dow Jones U.S. Pharmaceuticals Index	5/1/2002	–18.15%	–2.47%	–2.51%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	80%
Swap Agreements	21%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	24.4%
Pfizer, Inc.	18.4%
Abbott Laboratories	6.4%
Bristol-Myers Squibb Co.	4.7%
Eli Lilly & Co.	4.7%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	December 31, 2008

Common Stocks (80.1%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	14,626	$780,590
Alkermes, Inc.* (Pharmaceuticals)	1,827	19,458
Allergan, Inc. (Pharmaceuticals)	5,684	229,179
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	812	23,093
Bristol-Myers Squibb Co. (Pharmaceuticals)	24,543	570,625
Cephalon, Inc.* (Pharmaceuticals)	1,218	93,835
Eli Lilly & Co. (Pharmaceuticals)	14,067	566,478
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,233	57,790
Forest Laboratories, Inc.* (Pharmaceuticals)	5,684	144,771
Hospira, Inc.* (Pharmaceuticals)	3,045	81,667
Johnson & Johnson (Healthcare-Products)	49,374	2,954,046
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,669	49,585
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,015	14,109
Merck & Co., Inc. (Pharmaceuticals)	18,185	552,824
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,684	56,215
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	609	8,167
Perrigo Co. (Pharmaceuticals)	1,624	52,471
Pfizer, Inc. (Pharmaceuticals)	126,266	2,236,171
Schering-Plough Corp. (Pharmaceuticals)	30,247	515,106
Sepracor, Inc.* (Pharmaceuticals)	2,030	22,289
The Medicines Co.* (Pharmaceuticals)	1,015	14,951
Theravance, Inc.* (Pharmaceuticals)	1,015	12,576
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,218	27,892
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,624	23,548
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,030	53,937
Wyeth (Pharmaceuticals)	14,769	553,985

TOTAL COMMON STOCKS
(Cost $8,616,978)		9,715,358

Repurchase Agreements (0.5%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $13,000 (Collateralized by $15,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $15,077)	$13,000	13,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $17,000 (Collateralized by $17,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $17,876)	17,000	17,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $27,000 (Collateralized by $27,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $28,391)	27,000	27,000

TOTAL REPURCHASE AGREEMENTS
(Cost $57,000)		57,000

Rights/Warrants(NM)
	Shares

Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 1/3/11*CVR at $6.00 (Holding Companies-Diversified)	434	152

TOTAL RIGHTS/WARRANTS
(Cost $0)		152

TOTAL INVESTMENT SECURITIES
(Cost $8,673,978)—80.6%		9,772,510
Net other assets (liabilities)—19.4%		2,351,396

NET ASSETS—100.0%		$12,123,906

*	Non-income producing security
ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	December 31, 2008

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 1/2/09	$2,499,250	$(750)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Healthcare-Products	24.6%
Holding Companies-Diversified	NM
Pharmaceuticals	55.5%
Other**	19.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$8,673,978

Securities, at value	9,715,510
Repurchase agreements, at value	57,000

Total Investment Securities, at value	9,772,510
Cash	747
Dividends and interest receivable	28,549
Receivable for capital shares issued	263,631
Receivable for investments sold	2,443,728
Prepaid expenses	16

Total Assets	12,509,181

Liabilities:
Payable for investments purchased	358,652
Payable for capital shares redeemed	503
Unrealized loss on swap agreements	750
Advisory fees payable	5,502
Management services fees payable	734
Administration fees payable	410
Administrative services fees payable	4,302
Distribution fees payable	3,641
Trustee fees payable	52
Transfer agency fees payable	1,917
Fund accounting fees payable	880
Compliance services fees payable	254
Other accrued expenses	7,678

Total Liabilities	385,275

Net Assets	$12,123,906

Net Assets consist of:
Capital	$19,359,265
Accumulated net investment income (loss)	226,653
Accumulated net realized gains (losses) on investments	(8,559,794)
Net unrealized appreciation (depreciation) on investments	1,097,782

Net Assets	$12,123,906

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	601,046

Net Asset Value (offering and redemption price per share)	$20.17

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$411,660
Interest	1,000

Total Investment Income	412,660

Expenses:
Advisory fees	85,586
Management services fees	13,385
Administration fees	4,097
Transfer agency fees	5,627
Administrative services fees	38,255
Distribution fees	28,529
Custody fees	6,312
Fund accounting fees	7,725
Trustee fees	191
Compliance services fees	309
Other fees	11,615

Total Gross Expenses before reductions	201,631
Less Expenses reduced by the Advisor	(15,624)

Total Net Expenses	186,007

Net Investment Income (Loss)	226,653

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,524,725)
Net realized gains (losses) on swap agreements	26,958
Change in net unrealized appreciation/depreciation on investments	(901,880)

Net Realized and Unrealized Gains (Losses) on Investments	(3,399,647)

Change in Net Assets Resulting from Operations	$(3,172,994)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$226,653	$240,807
Net realized gains (losses) on investments	(2,497,767)	536,251
Change in net unrealized appreciation/depreciation on investments	(901,880)	(450,256)

Change in net assets resulting from operations	(3,172,994)	326,802

Distributions to Shareholders From:
Net investment income	(240,807)	(216,589)

Change in net assets resulting from distributions	(240,807)	(216,589)

Capital Transactions:
Proceeds from shares issued	59,188,624	73,246,036
Dividends reinvested	240,807	216,589
Value of shares redeemed	(56,402,562)	(82,141,123)

Change in net assets resulting from capital transactions	3,026,869	(8,678,498)

Change in net assets	(386,932)	(8,568,285)
Net Assets:
Beginning of period	12,510,838	21,079,123

End of period	$12,123,906	$12,510,838

Accumulated net investment income (loss)	$226,653	$240,807

Share Transactions:
Issued	2,641,114	2,760,817
Reinvested	10,828	8,598
Redeemed	(2,542,131)	(3,112,288)

Change in shares	109,811	(342,873)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$25.47	$25.27	$22.56	$23.54	$25.93

Investment Activities:
Net investment income (loss)(a)	0.44	0.32	0.25	0.15	0.08
Net realized and unrealized gains (losses) on investments	(5.37)	0.26	2.51	(1.05)	(2.47)

Total income (loss) from investment activities	(4.93)	0.58	2.76	(0.90)	(2.39)

Distributions to Shareholders From:
Net investment income	(0.37)	(0.38)	(0.05)	(0.08)	—

Net Asset Value, End of Period	$20.17	$25.47	$25.27	$22.56	$23.54

Total Return	(19.51)%	2.32%	12.18%	(3.82)%	(9.22)%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.73%	1.75%	1.93%	1.97%
Net expenses	1.63%	1.63%	1.70%	1.93%	1.97%
Net investment income (loss)	1.99%	1.22%	1.02%	0.65%	0.32%

Supplemental Data:
Net assets, end of period (000’s)	$12,124	$12,511	$21,079	$10,780	$11,803
Portfolio turnover rate(b)	579%	443%	454%	853%	1,223%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Precious Metals

The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index. For the year ended December 31, 2008, the Fund had a total return of–30.76%, compared to a return of –28.84%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. Prior to June 19, 2004, the Fund was benchmarked to the Philadelphia Stock Exchange Gold & Silver Sector Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Randgold Resources Ltd (+18.29%), Harmony Gold Mining Co Ltd (+6.40%), and Agnico-Eagle Mines Ltd (–6.04%), while the bottom three performers in this group were Freeport-McMoRan Copper & Gold Inc (–76.14%), AngloGold Ashanti Ltd (–32.32%), and Gold Fields Ltd (–30.07%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Precious Metals	5/1/2002	–30.76%	–0.70%	5.34%	1.70%	1.63%

Dow Jones Precious Metals Index[3]	5/1/2002	–28.84%	3.29%	8.51%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The Philadelphia Stock Exchange Gold and Silver Index represents performance from May 1, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	December 31, 2008

Repurchase Agreements (100.6%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $18,425,010 (Collateralized by $18,700,000 Federal Home Loan Bank, 1.15%,12/11/09, market value $18,795,992)	$18,425,000	$18,425,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $18,425,010 (Collateralized by $17,874,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $18,794,844)	18,425,000	18,425,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $18,425,010 (Collateralized by $18,110,000 of various U.S. Government Agency Obligations, 3.38%–4.78%, 6/24/11–11/16/12, market value $18,794,490)	18,425,000	18,425,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $18,425,010 (Collateralized by $18,750,000 of various Federal Home Loan Bank Securities, 0.04%‡–2.23%, 2/13/09–3/12/09, market value $18,798,967)	18,425,000	18,425,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $18,425,010 (Collateralized by $18,793,946 of various U.S. Government Agency Obligations, 0.05%‡–0.51%‡, 4/7/09–6/25/09, market value $18,835,264)	18,425,000	18,425,000

TOTAL REPURCHASE AGREEMENTS
(Cost $92,125,000)		92,125,000

TOTAL INVESTMENT SECURITIES
(Cost $92,125,000)—100.6%		92,125,000
Net other assets (liabilities)—(0.6)%		(520,768)

NET ASSETS—100.0%		$91,604,232

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $10,000,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 1/23/09	$91,685,008	$1,421,593

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$92,125,000

Repurchase agreements, at value	92,125,000

Total Investment Securities, at value	92,125,000
Cash	660
Interest receivable	26
Unrealized gain on swap agreements	1,421,593
Receivable for capital shares issued	17,823
Prepaid expenses	393

Total Assets	93,565,495

Liabilities:
Payable for capital shares redeemed	1,786,153
Advisory fees payable	37,555
Management services fees payable	5,007
Administration fees payable	2,882
Administrative services fees payable	24,113
Distribution fees payable	19,189
Trustee fees payable	361
Transfer agency fees payable	11,998
Fund accounting fees payable	6,066
Compliance services fees payable	1,749
Other accrued expenses	66,190

Total Liabilities	1,961,263

Net Assets	$91,604,232

Net Assets consist of:
Capital	$150,224,780
Accumulated net investment income (loss)	974,226
Accumulated net realized gains (losses) on investments	(61,016,367)
Net unrealized appreciation (depreciation) on investments	1,421,593

Net Assets	$91,604,232

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,929,306

Net Asset Value (offering and redemption price per share)	$31.27

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$3,325,160

Expenses:
Advisory fees	1,081,718
Management services fees	177,512
Administration fees	49,133
Transfer agency fees	64,230
Administrative services fees	486,191
Distribution fees	360,573
Custody fees	7,674
Fund accounting fees	86,665
Trustee fees	2,566
Compliance services fees	1,879
Other fees	139,824

Total Gross Expenses before reductions	2,457,965
Less Expenses reduced by the Advisor	(107,031)

Total Net Expenses	2,350,934

Net Investment Income (Loss)	974,226

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(57,868,281)
Change in net unrealized appreciation/depreciation on investments	(2,602,597)

Net Realized and Unrealized Gains (Losses) on Investments	(60,470,878)

Change in Net Assets Resulting from Operations	$(59,496,652)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$974,226	$4,171,098
Net realized gains (losses) on investments	(57,868,281)	12,684,111
Change in net unrealized appreciation/depreciation on investments	(2,602,597)	1,745,290

Change in net assets resulting from operations	(59,496,652)	18,600,499

Distributions to Shareholders From:
Net investment income	(4,171,098)	(4,327,698)
Net realized gains on investments	(9,228,293)	—

Change in net assets resulting from distributions	(13,399,391)	(4,327,698)

Capital Transactions:
Proceeds from shares issued	274,007,209	253,859,703
Dividends reinvested	13,399,391	4,327,698
Value of shares redeemed	(285,148,654)	(235,491,964)

Change in net assets resulting from capital transactions	2,257,946	22,695,437

Change in net assets	(70,638,097)	36,968,238
Net Assets:
Beginning of period	162,242,329	125,274,091

End of period	$91,604,232	$162,242,329

Accumulated net investment income (loss)	$974,226	$4,171,098

Share Transactions:
Issued	5,742,054	5,367,460
Reinvested	402,747	90,899
Redeemed	(6,346,627)	(5,187,272)

Change in shares	(201,826)	271,087

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$51.82	$43.80	$41.15	$32.58	$40.99

Investment Activities:
Net investment income (loss)(a)	0.31	1.57	1.46	0.45	(0.20)
Net realized and unrealized gains (losses) on investments	(15.95)	8.11	1.55	8.12	(3.64)

Total income (loss) from investment activities	(15.64)	9.68	3.01	8.57	(3.84)

Distributions to Shareholders From:
Net investment income	(1.53)	(1.66)	(0.36)	—	—
Net realized gains on investments	(3.38)	—	—	—	(4.57)

Total distributions	(4.91)	(1.66)	(0.36)	—	(4.57)

Net Asset Value, End of Period	$31.27	$51.82	$43.80	$41.15	$32.58

Total Return	(30.76)%	22.46%	7.36%	26.30%	(9.92)%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.70%	1.74%	1.86%	1.87%
Net expenses	1.63%	1.63%	1.70%	1.86%	1.87%
Net investment income (loss)	0.68%	3.41%	3.30%	1.38%	(0.58)%
Supplemental Data:
Net assets, end of period (000’s)	$91,604	$162,242	125,274	113,173	$60,432
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Real Estate

The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. For the year ended December 31, 2008, the Fund had a total return of –41.25%, compared to a return of –40.07%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Public Storage Inc (+8.30%), Annaly Mortgage Management Inc (–12.71%), and Equity Residential Properties Trust (–18.23%), while the bottom three performers in this group were Boston Properties Inc (–40.09%), Simon Property Group Inc (–38.83%), and Avalonbay Communities Inc (–35.65%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Real Estate	1/22/2001	–41.25%	–3.21%	2.68%	1.73%	1.63%

Dow Jones U.S. Real Estate Index	1/22/2001	–40.07%	–0.89%	5.43%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
272

PROFUNDS VP
ProFund VP Real Estate

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Real Estate seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Simon Property Group, Inc.	6.8%
Public Storage, Inc.	5.8%
Vornado Realty Trust	5.0%
Annaly Mortgage Management, Inc.	4.9%
Equity Residential Properties Trust	4.6%

Dow Jones U.S. Real Estate Index - Composition
The Dow Jones U.S. Real Estate Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	December 31, 2008

Common Stocks (99.9%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	2,272	$137,092
AMB Property Corp. (REIT)	7,242	169,608
American Campus Communities, Inc. (REIT)	3,124	63,980
Annaly Mortgage Management, Inc. (REIT)	39,476	626,484
Apartment Investment and Management Co.—Class A (REIT)	7,384	85,285
Avalonbay Communities, Inc. (REIT)	5,680	344,094
BioMed Realty Trust, Inc. (REIT)	5,822	68,234
Boston Properties, Inc. (REIT)	8,662	476,410
Brandywine Realty Trust (REIT)	6,532	50,362
BRE Properties, Inc.—Class A (REIT)	3,692	103,302
Brookfield Properties Corp.ADR (Real Estate)	14,910	115,254
Camden Property Trust (REIT)	3,834	120,158
CapitalSource, Inc. (Diversified Financial Services)	16,756	77,413
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	17,040	73,613
CBL & Associates Properties, Inc. (REIT)	4,828	31,382
Colonial Properties Trust (REIT)	3,124	26,023
Corporate Office Properties Trust (REIT)	3,834	117,704
Cousins Properties, Inc. (REIT)	2,982	41,301
DCT Industrial Trust, Inc. (REIT)	12,638	63,948
Developers Diversified Realty Corp. (REIT)	8,804	42,964
DiamondRock Hospitality Co. (REIT)	6,674	33,837
Digital Realty Trust, Inc. (REIT)	4,970	163,264
Douglas Emmett, Inc. (REIT)	7,952	103,853
Duke-Weeks Realty Corp. (REIT)	10,650	116,724
Entertainment Properties Trust (REIT)	2,414	71,937
Equity Lifestyle Properties, Inc. (REIT)	1,704	65,365
Equity Residential Properties Trust (REIT)	19,880	592,822
Essex Property Trust, Inc. (REIT)	1,988	152,579
Federal Realty Investment Trust (REIT)	4,260	264,461
FelCor Lodging Trust, Inc. (REIT)	4,544	8,361
First Industrial Realty Trust, Inc. (REIT)	3,266	24,658
Forest City Enterprises, Inc.—Class A (Real Estate)	4,828	32,348
Forestar Group, Inc.* (Real Estate)	2,414	22,981
Franklin Street Properties Corp. (REIT)	4,686	69,118
HCP, Inc. (REIT)	18,460	512,634
Health Care REIT, Inc. (REIT)	7,526	317,597
Healthcare Realty Trust, Inc. (REIT)	4,260	100,025
Highwoods Properties, Inc. (REIT)	4,686	128,209
Home Properties, Inc. (REIT)	2,414	98,008
Hospitality Properties Trust (REIT)	6,816	101,354
Host Marriott Corp. (REIT)	38,198	289,159
HRPT Properties Trust (REIT)	16,472	55,511
iStar Financial, Inc. (REIT)	9,514	21,216
Jones Lang LaSalle, Inc. (Real Estate)	2,556	70,801
Kilroy Realty Corp. (REIT)	2,414	80,772
Kimco Realty Corp. (REIT)	16,898	308,895
LaSalle Hotel Properties (REIT)	2,982	32,951
Lexington Corporate Properties Trust (REIT)	5,680	28,400
Liberty Property Trust (REIT)	7,242	165,335
Mack-Cali Realty Corp. (REIT)	4,828	118,286
Maguire Properties, Inc. (REIT)	2,698	3,939
MFA Financial, Inc. (REIT)	15,194	89,493
Mid-America Apartment Communities, Inc. (REIT)	2,130	79,151
National Retail Properties, Inc. (REIT)	5,680	97,639
Nationwide Health Properties, Inc. (REIT)	7,242	207,990
Newcastle Investment Corp. (REIT)	3,834	3,221
OMEGA Healthcare Investors, Inc. (REIT)	5,964	95,245
Pennsylvania REIT (REIT)	2,982	22,216
Plum Creek Timber Co., Inc. (Forest Products & Paper)	12,212	424,245
Post Properties, Inc. (REIT)	3,266	53,889
Potlatch Corp. (Forest Products & Paper)	2,840	73,868
ProLogis (REIT)	19,454	270,216
Public Storage, Inc. (REIT)	9,372	745,074
RAIT Financial Trust (REIT)	4,402	11,445
Rayonier, Inc. (Forest Products & Paper)	5,680	178,068
Realty Income Corp. (REIT)	7,668	177,514
Redwood Trust, Inc. (REIT)	1,988	29,641
Regency Centers Corp. (REIT)	5,112	238,730
Senior Housing Properties Trust (REIT)	8,378	150,134
Simon Property Group, Inc. (REIT)	16,330	867,613
SL Green Realty Corp. (REIT)	4,118	106,656
St. Joe Co.* (Real Estate)	6,674	162,312
Strategic Hotels & Resorts, Inc. (REIT)	5,396	9,065
Sunstone Hotel Investors, Inc. (REIT)	3,550	21,975
Tanger Factory Outlet Centers, Inc. (REIT)	2,272	85,473
Taubman Centers, Inc. (REIT)	3,834	97,614
The Macerich Co. (REIT)	5,538	100,570
UDR, Inc. (REIT)	9,940	137,073
Ventas, Inc. (REIT)	10,508	352,754

See accompanying notes to the financial statements.
273

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	December 31, 2008

Common Stocks, continued
	Shares	Value

Vornado Realty Trust (REIT)	10,508	$634,158
Washington REIT (REIT)	3,692	104,484
Weingarten Realty Investors (REIT)	5,964	123,395

TOTAL COMMON STOCKS
(Cost $9,681,428)		12,740,932

TOTAL INVESTMENT SECURITIES
(Cost $9,681,428)—99.9%		12,740,932
Net other assets (liabilities)—0.1%		10,959

NET ASSETS—100.0%		$12,751,891

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Diversified Financial Services	0.6%
Forest Products & Paper	5.3%
REIT	90.1%
Real Estate	3.9%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
274

PROFUNDS VP
ProFund VP Real Estate

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$9,681,428

Securities, at value	12,740,932

Total Investment Securities, at value	12,740,932
Dividends receivable	125,081
Receivable for capital shares issued	544
Receivable for investments sold	896,804
Prepaid expenses	41

Total Assets	13,763,402

Liabilities:
Cash overdraft	65,292
Payable for capital shares redeemed	918,619
Advisory fees payable	4,601
Management services fees payable	614
Administration fees payable	402
Administrative services fees payable	3,177
Distribution fees payable	2,275
Trustee fees payable	51
Transfer agency fees payable	2,145
Fund accounting fees payable	847
Compliance services fees payable	244
Other accrued expenses	13,244

Total Liabilities	1,011,511

Net Assets	$12,751,891

Net Assets consist of:
Capital	$18,487,420
Accumulated net investment income (loss)	450,707
Accumulated net realized gains (losses) on investments	(9,245,740)
Net unrealized appreciation (depreciation) on investments	3,059,504

Net Assets	$12,751,891

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	444,218

Net Asset Value (offering and redemption price per share)	$28.71

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$835,702
Interest	734

Total Investment Income	836,436

Expenses:
Advisory fees	177,869
Management services fees	28,264
Administration fees	8,277
Transfer agency fees	10,890
Administrative services fees	82,787
Distribution fees	59,290
Custody fees	16,599
Fund accounting fees	15,206
Trustee fees	404
Compliance services fees	167
Other fees	24,168

Total Gross Expenses before reductions	423,921
Less Expenses reduced by the Advisor	(38,192)

Total Net Expenses	385,729

Net Investment Income (Loss)	450,707

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,182,395)
Change in net unrealized appreciation/depreciation on investments	(8,690,896)

Net Realized and Unrealized Gains (Losses) on Investments	(11,873,291)

Change in Net Assets Resulting from Operations	$(11,422,584)

See accompanying notes to the financial statements.
275

PROFUNDS VP
ProFund VP Real Estate

Statements of Changes in Net Assets

	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$450,707	$67,343
Net realized gains (losses) on investments	(3,182,395)	3,784,680
Change in net unrealized appreciation/depreciation on investments	(8,690,896)	(15,023,412)

Change in net assets resulting from operations	(11,422,584)	(11,171,389)

Distributions to Shareholders From:
Net investment income	—	(543,318)
Net realized gains on investments	(272,684)	(1,701,115)

Change in net assets resulting from distributions	(272,684)	(2,244,433)

Capital Transactions:
Proceeds from shares issued	100,452,040	371,683,395
Dividends reinvested	272,684	2,244,433
Value of shares redeemed	(105,081,642)	(402,167,937)

Change in net assets resulting from capital transactions	(4,356,918)	(28,240,109)

Change in net assets	(16,052,186)	(41,655,931)
Net Assets:
Beginning of period	28,804,077	70,460,008

End of period	$12,751,891	$28,804,077

Accumulated net investment income (loss)	$450,707	$—

Share Transactions:
Issued	2,216,541	5,650,424
Reinvested	5,786	41,423
Redeemed	(2,360,747)	(6,182,573)

Change in shares	(138,420)	(490,726)

See accompanying notes to the financial statements.
276

PROFUNDS VP
ProFund VP Real Estate

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$49.44	$65.64	$52.36	$50.49	$40.89

Investment Activities:
Net investment income (loss)(a)	0.86	0.07	0.68	0.59	1.04
Net realized and unrealized gains (losses) on investments	(21.04)	(12.64)	16.04	2.78	9.86

Total income (loss) from investment activities	(20.18)	(12.57)	16.72	3.37	10.90

Distributions to Shareholders From:
Net investment income	—	(0.89)	(0.34)	(1.50)	(0.82)
Net realized gains on investments	(0.55)	(2.74)	(3.10)	—	(0.38)
Return of capital	—	—	—	—	(0.10)

Total distributions	(0.55)	(3.63)	(3.44)	(1.50)	(1.30)

Net Asset Value, End of Period	$28.71	$49.44	$65.64	$52.36	$50.49

Total Return	(41.25)%	(19.61)%	32.49%	6.75%	27.20%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.73%	1.76%	1.89%	1.93%
Net expenses	1.63%	1.63%	1.70%	1.89%	1.93%
Net investment income (loss)	1.90%	0.11%	1.13%	1.17%	2.35%

Supplemental Data:
Net assets, end of period (000’s)	$12,752	$28,804	$70,460	$34,594	$79,668
Portfolio turnover rate(b)	418%	603%	719%	1,105%	1,184%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
277

ProFund VP Semiconductor

The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index. For the year ended December 31, 2008, the Fund had a total return of –49.79%, compared to a total return of –49.15%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Altera Corp (–13.51%), Xilinx Inc (–18.52%), and Linear Technology Corp (–30.51%), while the bottom three performers in this group were Nvidia Corp (–76.28%), KLA-Tencor Corp (–54.76%), and Texas Instruments Inc (–53.53%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Semiconductor	5/1/2002	–49.79%	–16.13%	–12.65%	1.83%	1.63%

Dow Jones U.S. Semiconductors Index	5/1/2002	–49.15%	–14.30%	–10.57%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Semiconductor

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	84%
Swap Agreements	17%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Intel Corp.	24.0%
Texas Instruments, Inc.	9.8%
Applied Materials, Inc.	6.7%
Broadcom Corp.—Class A	3.7%
Analog Devices, Inc.	2.7%

Dow Jones U.S. Semiconductors Index - Composition
The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	December 31, 2008

Common Stocks (84.0)%
	Shares	Value

Actel Corp.* (Semiconductors)	136	$1,594
Advanced Micro Devices, Inc.* (Semiconductors)	3,264	7,050
Altera Corp. (Semiconductors)	1,768	29,543
Amkor Technology, Inc.* (Semiconductors)	612	1,334
Analog Devices, Inc. (Semiconductors)	1,700	32,334
Applied Materials, Inc. (Semiconductors)	7,956	80,594
Applied Micro Circuits Corp.* (Semiconductors)	408	1,603
Atheros Communications* (Telecommunications)	340	4,865
Atmel Corp.* (Semiconductors)	2,652	8,301
Broadcom Corp.—Class A* (Semiconductors)	2,652	45,004
Brooks Automation, Inc.* (Semiconductors)	340	1,975
Cabot Microelectronics Corp.* (Chemicals)	136	3,546
Cirrus Logic, Inc.* (Semiconductors)	340	911
Cohu, Inc. (Semiconductors)	136	1,652
Cree Research, Inc.* (Semiconductors)	476	7,554
Cymer, Inc.* (Electronics)	204	4,470
Cypress Semiconductor Corp.* (Semiconductors)	884	3,952
DSP Group, Inc.* (Semiconductors)	136	1,091
Entegris, Inc.* (Semiconductors)	680	1,489
Exar Corp.* (Semiconductors)	204	1,361
Fairchild Semiconductor International, Inc.* (Semiconductors)	748	3,658
FormFactor, Inc.* (Semiconductors)	272	3,971
Integrated Device Technology, Inc.* (Semiconductors)	1,020	5,722
Intel Corp. (Semiconductors)	19,844	290,913
InterDigital, Inc.* (Telecommunications)	272	7,480
International Rectifier Corp.* (Semiconductors)	408	5,508
Intersil Corp.—Class A (Semiconductors)	748	6,874
KLA-Tencor Corp. (Semiconductors)	1,020	22,226
Kulicke & Soffa Industries, Inc.* (Semiconductors)	340	578
Lam Research Corp.* (Semiconductors)	748	15,917
Lattice Semiconductor Corp.* (Semiconductors)	680	1,027
Linear Technology Corp. (Semiconductors)	1,224	27,075
LSI Logic Corp.* (Semiconductors)	3,740	12,305
Marvell Technology Group, Ltd.ADR* (Semiconductors)	2,856	19,050
Maxim Integrated Products, Inc. (Semiconductors)	1,904	21,744
MEMC Electronic Materials, Inc.* (Semiconductors)	1,360	19,421
Micrel, Inc. (Semiconductors)	272	1,988
Microchip Technology, Inc. (Semiconductors)	1,088	21,249
Micron Technology, Inc.* (Semiconductors)	4,488	11,848
Microsemi Corp.* (Semiconductors)	476	6,017
National Semiconductor Corp. (Semiconductors)	1,360	13,695
Novellus Systems, Inc.* (Semiconductors)	612	7,552
NVIDIA Corp.* (Semiconductors)	3,264	26,341
OmniVision Technologies, Inc.* (Semiconductors)	272	1,428
ON Semiconductor Corp.* (Semiconductors)	2,380	8,092
PMC-Sierra, Inc.* (Semiconductors)	1,292	6,279
Rambus, Inc.* (Semiconductors)	612	9,743
RF Micro Devices, Inc.* (Telecommunications)	1,428	1,114
SanDisk Corp.* (Computers)	1,292	12,403
Semtech Corp.* (Semiconductors)	340	3,832
Silicon Image, Inc.* (Semiconductors)	408	1,714
Silicon Laboratories, Inc.* (Semiconductors)	272	6,740
Skyworks Solutions, Inc.* (Semiconductors)	952	5,274
Teradyne, Inc.* (Semiconductors)	1,020	4,304
Tessera Technologies, Inc.* (Semiconductors)	272	3,231
Texas Instruments, Inc. (Semiconductors)	7,684	119,256
TriQuint Semiconductor, Inc.* (Semiconductors)	816	2,807
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	408	7,393
Xilinx, Inc. (Semiconductors)	1,632	29,082
Zoran Corp.* (Semiconductors)	340	2,322

TOTAL COMMON STOCKS
(Cost $932,703)		1,017,396

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	December 31, 2008

Repurchase Agreements (0.6%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	$1,000	$1,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $3,000 (Collateralized by $3,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $3,155)	3,000	3,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $3,000 (Collateralized by $3,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $3,155)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,000)		7,000

TOTAL INVESTMENT SECURITIES
(Cost $939,703)—84.6%		1,024,396
Net other assets (liabilities)—15.4%		186,377

NET ASSETS—100.0%		$1,210,773

*	Non-income producing security
ADR	American Depositary Receipt

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index terminating on 1/2/09	$199,940	$(60)

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Chemicals	0.3%
Computers	1.0%
Electronics	0.4%
Semiconductors	81.2%
Telecommunications	1.1%
Other**	16.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$939,703

Securities, at value	1,017,396
Repurchase agreements, at value	7,000

Total Investment Securities, at value	1,024,396
Cash	8
Dividends and interest receivable	124
Receivable for investments sold	190,579
Prepaid expenses	8

Total Assets	1,215,115

Liabilities:
Unrealized loss on swap agreements	60
Advisory fees payable	581
Management services fees payable	77
Administration fees payable	46
Administrative services fees payable	361
Distribution fees payable	257
Trustee fees payable	6
Transfer agency fees payable	241
Fund accounting fees payable	96
Compliance services fees payable	28
Other accrued expenses	2,589

Total Liabilities	4,342

Net Assets	$1,210,773

Net Assets consist of:
Capital	$6,306,287
Accumulated net realized gains (losses) on investments	(5,180,147)
Net unrealized appreciation (depreciation) on investments	84,633

Net Assets	$1,210,773

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	110,632

Net Asset Value (offering and redemption price per share)	$10.94

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$47,101
Interest	285

Total Investment Income	47,386

Expenses:
Advisory fees	24,967
Management services fees	4,018
Administration fees	1,161
Transfer agency fees	1,511
Administrative services fees	11,657
Distribution fees	8,322
Custody fees	7,789
Fund accounting fees	2,477
Trustee fees	58
Compliance services fees	85
Other fees	3,258

Total Gross Expenses before reductions	65,303
Less Expenses reduced by the Advisor	(11,041)

Total Net Expenses	54,262

Net Investment Income (Loss)	(6,876)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(134,241)
Net realized gains (losses) on swap agreements	(4,011)
Change in net unrealized appreciation/depreciation on investments	(1,915,742)

Net Realized and Unrealized Gains (Losses) on Investments	(2,053,994)

Change in Net Assets Resulting from Operations	$(2,060,870)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(6,876)	$(47,774)
Net realized gains (losses) on investments	(138,252)	233,876
Change in net unrealized appreciation/depreciation on investments	(1,915,742)	(35,163)

Change in net assets resulting from operations	(2,060,870)	150,939

Capital Transactions:
Proceeds from shares issued	12,103,146	51,780,525
Value of shares redeemed	(14,128,718)	(52,632,508)

Change in net assets resulting from capital transactions	(2,025,572)	(851,983)

Change in net assets	(4,086,442)	(701,044)
Net Assets:
Beginning of period	5,297,215	5,998,259

End of period	$1,210,773	$5,297,215

Share Transactions:
Issued	658,816	2,342,778
Redeemed	(791,326)	(2,394,379)

Change in shares	(132,510)	(51,601)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$21.79	$20.35	$22.18	$22.00	$29.34

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.14)	(0.21)	(0.30)	(0.39)
Net realized and unrealized gains (losses) on investments	(10.81)	1.58	(1.36)	2.20	(6.54)

Total income (loss) from investment activities	(10.85)	1.44	(1.57)	1.90	(6.93)

Distributions to Shareholders From:
Net realized gains on investments	—	—	(0.26)	(1.72)	(0.41)

Net Asset Value, End of Period	$10.94	$21.79	$20.35	$22.18	$22.00

Total Return	(49.79)%	7.08%	(7.09)%	8.64%	(23.54)%

Ratios to Average Net Assets:
Gross expenses	1.96%	1.83%	1.89%	1.98%	1.99%
Net expenses	1.63%	1.63%	1.80%	1.98%	1.98%
Net investment income (loss)	(0.21)%	(0.63)%	(0.96)%	(1.34)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$1,211	$5,297	$5,998	$13,682	$10,851
Portfolio turnover rate(b)	418%	748%	722%	1,245%	1,460%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Technology

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. For the year ended December 31, 2008, the Fund had a total of –44.35%, compared to a return of –42.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were QUALCOMM Inc (–8.95%), Oracle Corp (–21.48%), and International Business Machines Corp (–22.15%), while the bottom three performers in this group were Apple Computer Inc (–56.91%), Google Inc Class A (–55.51%), and Microsoft Corp (–45.39%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Technology	1/22/2001	–44.35%	–7.06%	–12.08%	1.72%	1.63%

Dow Jones U.S. Technology Index	1/22/2001	–42.87%	–5.21%	–9.93%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	12.4%
International Business Machines Corp.	9.3%
Cisco Systems, Inc.	7.7%
Hewlett-Packard Co.	7.2%
Intel Corp.	6.6%

Dow Jones U.S. Technology Index - Composition
% of Index

Technology Hardware and Equipment	54%
Software and Computer Services	46%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2008

Common Stocks (97.7%)
	Shares	Value

3Com Corp.* (Telecommunications)	2,394	$5,458
ACI Worldwide, Inc.* (Software)	266	4,229
Actel Corp.* (Semiconductors)	266	3,118
Adaptec, Inc.* (Telecommunications)	532	1,756
ADC Telecommunications, Inc.* (Telecommunications)	532	2,910
Adobe Systems, Inc.* (Software)	2,926	62,295
ADTRAN, Inc. (Telecommunications)	266	3,958
Advanced Micro Devices, Inc.* (Semiconductors)	3,192	6,895
Akamai Technologies, Inc.* (Internet)	1,064	16,056
Altera Corp. (Semiconductors)	1,596	26,669
Amdocs, Ltd.ADR* (Telecommunications)	1,064	19,461
American Tower Corp.* (Telecommunications)	2,128	62,393
Amkor Technology, Inc.* (Semiconductors)	532	1,160
Analog Devices, Inc. (Semiconductors)	1,596	30,356
ANSYS, Inc.* (Software)	532	14,837
Apple Computer, Inc.* (Computers)	5,054	431,359
Applied Materials, Inc. (Semiconductors)	7,448	75,448
Applied Micro Circuits Corp.* (Semiconductors)	266	1,045
Ariba, Inc.* (Internet)	532	3,836
Arris Group, Inc.* (Telecommunications)	798	6,344
Atheros Communications* (Telecommunications)	266	3,806
Atmel Corp.* (Semiconductors)	2,660	8,326
Autodesk, Inc.* (Software)	1,330	26,135
Avocent Corp.* (Internet)	266	4,764
BMC Software, Inc.* (Software)	1,064	28,632
Brightpoint, Inc.* (Distribution/Wholesale)	266	1,157
Broadcom Corp.—Class A* (Semiconductors)	2,394	40,626
Brocade Communications Systems, Inc.* (Computers)	2,128	5,958
Brooks Automation, Inc.* (Semiconductors)	266	1,545
CA, Inc. (Software)	2,394	44,361
CACI International, Inc.—Class A* (Computers)	266	11,994
Cadence Design Systems, Inc.* (Computers)	1,330	4,868
Cerner Corp.* (Software)	266	10,228
Check Point Software Technologies, Ltd.ADR* (Internet)	1,064	20,205
Ciena Corp.* (Telecommunications)	532	3,564
Cirrus Logic, Inc.* (Semiconductors)	266	713
Cisco Systems, Inc.* (Telecommunications)	33,250	541,975
Citrix Systems, Inc.* (Software)	1,064	25,078
Cognizant Technology Solutions Corp.* (Computers)	1,596	28,824
Computer Sciences Corp.* (Computers)	798	28,042
Compuware Corp.* (Software)	1,330	8,978
Comtech Telecommunications Corp.* (Telecommunications)	266	12,188
Concur Technologies, Inc.* (Software)	266	8,730
Corning, Inc. (Telecommunications)	8,778	83,654
Cree Research, Inc.* (Semiconductors)	532	8,443
Crown Castle International Corp.* (Telecommunications)	1,330	23,381
CSG Systems International, Inc.* (Software)	266	4,647
Cymer, Inc.* (Electronics)	266	5,828
Cypress Semiconductor Corp.* (Semiconductors)	798	3,567
Dell, Inc.* (Computers)	9,842	100,782
Diebold, Inc. (Computers)	266	7,472
Digital River, Inc.* (Internet)	266	6,597
DST Systems, Inc.* (Computers)	266	10,103
Dycom Industries, Inc.* (Engineering & Construction)	266	2,187
EarthLink, Inc.* (Internet)	532	3,596
Echostar Holding Corp.* (Telecommunications)	266	3,955
Electronics for Imaging, Inc.* (Computers)	266	2,543
EMC Corp.* (Computers)	11,438	119,756
Emulex Corp.* (Semiconductors)	532	3,713
Entegris, Inc.* (Semiconductors)	532	1,165
Equinix, Inc.* (Internet)	266	14,149
Exar Corp.* (Semiconductors)	266	1,774
Extreme Networks, Inc.* (Telecommunications)	532	1,245
F5 Networks, Inc.* (Internet)	532	12,162
Fair Isaac Corp. (Software)	266	4,485
Fairchild Semiconductor International, Inc.* (Semiconductors)	798	3,902
Finisar Corp.* (Telecommunications)	2,394	910
FormFactor, Inc.* (Semiconductors)	266	3,884
Gartner Group, Inc.* (Commercial Services)	266	4,743
Google, Inc.—Class A* (Internet)	1,030	316,880
Harmonic, Inc.* (Telecommunications)	532	2,985
Harris Corp. (Telecommunications)	798	30,364
Hewlett-Packard Co. (Computers)	13,832	501,963
IAC/InterActiveCorp* (Internet)	266	4,184
Imation Corp. (Computers)	266	3,610
Informatica Corp.* (Software)	532	7,304
Infospace, Inc. (Internet)	266	2,008
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	798	10,685
Insight Enterprises, Inc.* (Retail)	266	1,835
Integrated Device Technology, Inc.* (Semiconductors)	1,064	5,969
Intel Corp. (Semiconductors)	31,388	460,148

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2008

Common Stocks, continued
	Shares	Value

InterDigital, Inc.* (Telecommunications)	266	$7,315
Intermec, Inc.* (Machinery-Diversified)	266	3,532
International Business Machines Corp. (Computers)	7,714	649,210
International Rectifier Corp.* (Semiconductors)	532	7,182
Intersil Corp.—Class A (Semiconductors)	798	7,334
Interwoven, Inc.* (Internet)	266	3,352
Intuit, Inc.* (Software)	1,596	37,969
j2 Global Communications, Inc.* (Internet)	266	5,331
JDA Software Group, Inc.* (Software)	266	3,493
JDS Uniphase Corp.* (Telecommunications)	1,330	4,855
Juniper Networks, Inc.* (Telecommunications)	2,926	51,234
KLA-Tencor Corp. (Semiconductors)	1,064	23,185
Kulicke & Soffa Industries, Inc.* (Semiconductors)	266	452
Lam Research Corp.* (Semiconductors)	798	16,981
Lattice Semiconductor Corp.* (Semiconductors)	532	803
Lexmark International, Inc.—Class A* (Computers)	532	14,311
Linear Technology Corp. (Semiconductors)	1,064	23,536
LSI Logic Corp.* (Semiconductors)	3,724	12,252
Macrovision Solutions Corp.* (Entertainment)	532	6,730
Marvell Technology Group, Ltd.ADR* (Semiconductors)	2,660	17,742
Maxim Integrated Products, Inc. (Semiconductors)	1,862	21,264
McAfee, Inc.* (Internet)	798	27,587
MEMC Electronic Materials, Inc.* (Semiconductors)	1,330	18,992
Mentor Graphics Corp.* (Computers)	532	2,750
Micrel, Inc. (Semiconductors)	266	1,944
Microchip Technology, Inc. (Semiconductors)	1,064	20,780
Micron Technology, Inc.* (Semiconductors)	4,256	11,236
Micros Systems, Inc.* (Computers)	532	8,682
Microsemi Corp.* (Semiconductors)	532	6,724
Microsoft Corp. (Software)	44,688	868,735
Motorola, Inc. (Telecommunications)	11,970	53,027
National Semiconductor Corp. (Semiconductors)	1,330	13,393
NCR Corp.* (Computers)	798	11,284
NetApp, Inc.* (Computers)	1,862	26,012
Novell, Inc.* (Software)	1,862	7,243
Novellus Systems, Inc.* (Semiconductors)	532	6,565
Nuance Communications, Inc.* (Software)	1,064	11,023
NVIDIA Corp.* (Semiconductors)	3,192	25,759
Omniture, Inc.* (Commercial Services)	532	5,660
OmniVision Technologies, Inc.* (Semiconductors)	266	1,397
ON Semiconductor Corp.* (Semiconductors)	2,394	8,140
Oracle Corp.* (Software)	18,078	320,523
Palm, Inc.* (Computers)	532	1,633
Parametric Technology Corp.* (Software)	532	6,730
Perot Systems Corp.—Class A* (Computers)	532	7,272
Pitney Bowes, Inc. (Office/Business Equipment)	1,064	27,111
Plantronics, Inc. (Telecommunications)	266	3,511
PMC-Sierra, Inc.* (Semiconductors)	1,330	6,464
Polycom, Inc.* (Telecommunications)	532	7,187
Progress Software Corp.* (Software)	266	5,123
QLogic Corp.* (Semiconductors)	798	10,725
Qualcomm, Inc. (Telecommunications)	9,310	333,577
Quest Software, Inc.* (Software)	532	6,698
Rambus, Inc.* (Semiconductors)	532	8,469
Red Hat, Inc.* (Software)	1,064	14,066
RF Micro Devices, Inc.* (Telecommunications)	1,330	1,037
S1 Corp.* (Internet)	266	2,099
SAIC, Inc.* (Commercial Services)	1,064	20,727
Salesforce.com, Inc.* (Software)	532	17,029
SanDisk Corp.* (Computers)	1,330	12,768
SAVVIS, Inc.* (Telecommunications)	266	1,833
SBA Communications Corp.—Class A* (Telecommunications)	532	8,682
Seagate TechnologyADR (Computers)	2,660	11,784
Semtech Corp.* (Semiconductors)	266	2,998
Silicon Image, Inc.* (Semiconductors)	532	2,234
Silicon Laboratories, Inc.* (Semiconductors)	266	6,591
Skyworks Solutions, Inc.* (Semiconductors)	798	4,421
Solera Holdings, Inc.* (Software)	266	6,411
SONICWALL, Inc.* (Internet)	266	1,059
Sonus Networks, Inc.* (Telecommunications)	1,596	2,522
SRA International, Inc.—Class A* (Computers)	266	4,589
Sun Microsystems, Inc.* (Computers)	4,256	16,258
Sybase, Inc.* (Software)	532	13,178
Sycamore Networks, Inc.* (Telecommunications)	1,064	2,862
Symantec Corp.* (Internet)	4,788	64,734
Synopsys, Inc.* (Computers)	798	14,779
Tech Data Corp.* (Distribution/Wholesale)	266	4,745
Tekelec* (Telecommunications)	266	3,548
Tellabs, Inc.* (Telecommunications)	2,128	8,767
Teradata Corp.* (Computers)	1,064	15,779
Teradyne, Inc.* (Semiconductors)	1,064	4,490
Tessera Technologies, Inc.* (Semiconductors)	266	3,160
Texas Instruments, Inc. (Semiconductors)	7,182	111,465
Tibco Software, Inc.* (Internet)	1,064	5,522
TriQuint Semiconductor, Inc.* (Semiconductors)	798	2,745
Unisys Corp.* (Computers)	1,862	1,583
United Online, Inc. (Internet)	532	3,229
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	532	9,640
VeriFone Holdings, Inc.* (Software)	532	2,607
VeriSign, Inc.* (Internet)	1,064	20,301
VMware, Inc.—Class A* (Software)	266	6,302
Websense, Inc.* (Internet)	266	3,982
Western Digital Corp.* (Computers)	1,330	15,229
Wind River Systems, Inc.* (Software)	532	4,804
Xerox Corp. (Office/Business Equipment)	4,788	38,160
Xilinx, Inc. (Semiconductors)	1,596	28,441
Yahoo!, Inc.* (Internet)	7,182	87,620
Zoran Corp.* (Semiconductors)	266	1,817

TOTAL COMMON STOCKS
(Cost $4,929,159)		6,853,474

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $3,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	$3,000	3,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $6,000 (Collateralized by $6,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $6,309)	6,000	6,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $8,000 (Collateralized by $8,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $8,412)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,000)		17,000

TOTAL INVESTMENT SECURITIES
(Cost $4,946,159)—97.9%		6,870,474
Net other assets (liabilities)—2.1%		146,194

NET ASSETS—100.0%		$7,016,668

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2008

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Commercial Services	0.5%
Computers	29.4%
Distribution/Wholesale	0.2%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	0.1%
Internet	9.0%
Machinery-Diversified	0.1%
Office/Business Equipment	0.9%
Retail	NM
Semiconductors	16.2%
Software	22.6%
Telecommunications	18.6%
Other**	2.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$4,946,159

Securities, at value	6,853,474
Repurchase agreements, at value	17,000

Total Investment Securities, at value	6,870,474
Cash	708
Dividends and interest receivable	3,546
Receivable for capital shares issued	4,262
Receivable for investments sold	163,214
Prepaid expenses	27

Total Assets	7,042,231

Liabilities:
Payable for capital shares redeemed	5,362
Advisory fees payable	2,510
Management services fees payable	335
Administration fees payable	261
Administrative services fees payable	1,985
Distribution fees payable	2,826
Trustee fees payable	33
Transfer agency fees payable	1,299
Fund accounting fees payable	552
Compliance services fees payable	159
Other accrued expenses	10,241

Total Liabilities	25,563

Net Assets	$7,016,668

Net Assets consist of:
Capital	$19,523,745
Accumulated net realized gains (losses) on investments	(14,431,392)
Net unrealized appreciation (depreciation) on investments	1,924,315

Net Assets	$7,016,668

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	745,744

Net Asset Value (offering and redemption price per share)	$9.41

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$115,708
Interest	564

Total Investment Income	116,272

Expenses:
Advisory fees	107,735
Management services fees	17,281
Administration fees	5,039
Transfer agency fees	6,633
Administrative services fees	37,216
Distribution fees	35,912
Custody fees	15,064
Fund accounting fees	9,861
Trustee fees	245
Compliance services fees	427
Other fees	15,157

Total Gross Expenses before reductions	250,570
Less Expenses reduced by the Advisor	(16,426)

Total Net Expenses	234,144

Net Investment Income (Loss)	(117,872)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(377,016)
Change in net unrealized appreciation/depreciation on investments	(7,552,863)

Net Realized and Unrealized Gains (Losses) on Investments	(7,929,879)

Change in Net Assets Resulting from Operations	$(8,047,751)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(117,872)	$(234,770)
Net realized gains (losses) on investments	(377,016)	(359,571)
Change in net unrealized appreciation/depreciation on investments	(7,552,863)	2,516,752

Change in net assets resulting from operations	(8,047,751)	1,922,411

Capital Transactions:
Proceeds from shares issued	38,277,448	99,995,160
Value of shares redeemed	(58,657,808)	(84,990,018)

Change in net assets resulting from capital transactions	(20,380,360)	15,005,142

Change in net assets	(28,428,111)	16,927,553
Net Assets:
Beginning of period	35,444,779	18,517,226

End of period	$7,016,668	$35,444,779

Share Transactions:
Issued	2,718,154	6,146,733
Redeemed	(4,068,404)	(5,304,134)

Change in shares	(1,350,250)	842,599

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$16.91	$14.77	$14.91	$15.30	$15.56

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.16)	(0.16)	(0.19)	0.06
Net realized and unrealized gains (losses) on investments	(7.39)	2.30	1.27	0.40	(0.14)

Total income (loss) from investment activities	(7.50)	2.14	1.11	0.21	(0.08)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.05)	—
Net realized gains on investments	—	—	(1.25)	(0.55)	(0.18)

Total distributions	—	—	(1.25)	(0.60)	(0.18)

Net Asset Value, End of Period	$9.41	$16.91	$14.77	$14.91	$15.30

Total Return	(44.35)%	14.41%	8.07%	1.22%	(0.43)%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.72%	1.78%	1.89%	1.87%
Net expenses	1.63%	1.63%	1.68%	1.89%	1.87%
Net investment income (loss)	(0.82)%	(1.01)%	(1.07)%	(1.29)%	0.40%

Supplemental Data:
Net assets, end of period (000’s)	$7,017	$35,445	$18,517	$19,716	$24,476
Portfolio turnover rate(b)	238%	332%	254%	381%	497%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Telecommunications

The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index. For the year ended December 31, 2008, the Fund had a total return of –34.42%, compared to a return of –32.93%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Verizon Communications Inc (–22.06%), MetroPCS Communications Inc (–23.65%), and Embarq Corp (–27.40%), while the bottom three performers in this group were Sprint Nextel Corp (–86.06%), NII Holdings Inc (–62.38%), and Leucadia National Corp (–57.96%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Telecommunications	1/22/2001	–34.42%	0.59%	–9.03%	1.72%	1.63%

Dow Jones U.S. Telecommunications Index	1/22/2001	–32.93%	2.85%	–6.05%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	63%
Swap Agreements	38%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	24.5%
Verizon Communications, Inc.	24.2%
Sprint Nextel Corp.	1.6%
Qwest Communications International, Inc.	1.6%
Embarq Corp.	1.6%

Dow Jones U.S. Telecommunications
Index - Composition
% of Index

Fixed Line Telecommunications	95%
Mobile Telecommunications	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	December 31, 2008

Common Stocks (62.9%)
	Shares	Value

AT&T, Inc. (Telecommunications)	123,561	$3,521,489
CenturyTel, Inc. (Telecommunications)	4,797	131,102
Cincinnati Bell, Inc.* (Telecommunications)	10,660	20,574
Embarq Corp. (Telecommunications)	6,396	230,000
Frontier Communications Corp. (Telecommunications)	14,391	125,777
Leap Wireless International, Inc.* (Telecommunications)	2,132	57,329
Leucadia National Corp.* (Holding Companies-Diversified)	7,995	158,301
Level 3 Communications, Inc.* (Telecommunications)	74,620	52,234
MetroPCS Communications, Inc.* (Telecommunications)	11,193	166,216
NII Holdings, Inc.—Class B* (Telecommunications)	7,462	135,659
Qwest Communications International, Inc. (Telecommunications)	64,493	234,755
RCN Corp.* (Telecommunications)	1,599	9,434
Sprint Nextel Corp.* (Telecommunications)	128,986	236,044
TeleCorp PCS, Inc.—Class A Escrowed Shares*(a) (Telecommunications)	952	0
Telephone & Data Systems, Inc. (Telecommunications)	2,665	84,614
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	2,132	59,909
tw telecom, Inc.* (Telecommunications)	6,929	58,689
US Cellular Corp.* (Telecommunications)	533	23,047
Verizon Communications, Inc. (Telecommunications)	102,717	3,482,106
Virgin Media, Inc. (Telecommunications)	13,325	66,492
Windstream Corp. (Telecommunications)	20,254	186,337

TOTAL COMMON STOCKS
(Cost $7,648,711)		9,040,108

TOTAL INVESTMENT SECURITIES
(Cost $7,648,711)—62.9%		9,040,108
Net other assets (liabilities)—37.1%		5,330,958

NET ASSETS—100.0%		$14,371,066

*	Non-income producing security
(a)	Security delisted or issuer in bankruptcy.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 1/2/09	$5,498,350	$(1,650)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Holding Companies-Diversified	1.1%
Telecommunications	61.8%
Other**	37.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$7,648,711

Securities, at value	9,040,108

Total Investment Securities, at value	9,040,108
Dividends receivable	5,140
Receivable for capital shares issued	10,035
Receivable for investments sold	5,563,018
Prepaid expenses	27

Total Assets	14,618,328

Liabilities:
Cash overdraft	149,419
Payable for capital shares redeemed	69,651
Unrealized loss on swap agreements	1,650
Advisory fees payable	5,044
Management services fees payable	672
Administration fees payable	492
Administrative services fees payable	4,064
Distribution fees payable	2,956
Trustee fees payable	62
Transfer agency fees payable	1,534
Fund accounting fees payable	1,055
Compliance services fees payable	304
Other accrued expenses	10,359

Total Liabilities	247,262

Net Assets	$14,371,066

Net Assets consist of:
Capital	$22,119,986
Accumulated net investment income (loss)	423,510
Accumulated net realized gains (losses) on investments	(9,562,177)
Net unrealized appreciation (depreciation) on investments	1,389,747

Net Assets	$14,371,066

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,124,925

Net Asset Value (offering and redemption price per share)	$6.76

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$677,402
Interest	2,805

Total Investment Income	680,207

Expenses:
Advisory fees	118,112
Management services fees	18,923
Administration fees	5,477
Transfer agency fees	7,210
Administrative services fees	54,284
Distribution fees	39,371
Custody fees	7,274
Fund accounting fees	9,884
Trustee fees	294
Compliance services fees	520
Other fees	19,346

Total Gross Expenses before reductions	280,695
Less Expenses reduced by the Advisor	(23,998)

Total Net Expenses	256,697

Net Investment Income (Loss)	423,510

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,597,079)
Net realized gains (losses) on swap agreements	(67,957)
Change in net unrealized appreciation/depreciation on investments	(5,419,102)

Net Realized and Unrealized Gains (Losses) on Investments	(9,084,138)

Change in Net Assets Resulting from Operations	$(8,660,628)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$423,510	$884,395
Net realized gains (losses) on investments	(3,665,036)	3,846,216
Change in net unrealized appreciation/depreciation on investments	(5,419,102)	(146,911)

Change in net assets resulting from operations	(8,660,628)	4,583,700

Distributions to Shareholders From:
Net investment income	(884,395)	(445,711)
Net realized gains on investments	(4,885,994)	(154,688)

Change in net assets resulting from distributions	(5,770,389)	(600,399)

Capital Transactions:
Proceeds from shares issued	63,000,423	155,997,698
Dividends reinvested	5,770,389	600,399
Value of shares redeemed	(75,587,179)	(169,120,628)

Change in net assets resulting from capital transactions	(6,816,367)	(12,522,531)

Change in net assets	(21,247,384)	(8,539,230)
Net Assets:
Beginning of period	35,618,450	44,157,680

End of period	$14,371,066	$35,618,450

Accumulated net investment income (loss)	$423,510	$884,395

Share Transactions:
Issued	5,018,440	7,930,715
Reinvested	718,604	30,110
Redeemed	(5,456,766)	(8,568,873)

Change in shares	280,278	(608,048)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$19.31	$18.00	$13.48	$15.25	$13.74

Investment Activities:
Net investment income (loss)(a)	0.35	0.29	0.23	0.32	0.21
Net realized and unrealized gains (losses) on investments	(5.89)	1.24	4.37	(1.29)	1.91

Total income (loss) from investment activities	(5.54)	1.53	4.60	(0.97)	2.12

Distributions to Shareholders From:
Net investment income	(1.07)	(0.16)	(0.08)	(0.32)	(0.13)
Net realized gains on investments	(5.94)	(0.06)	—	(0.48)	(0.48)

Total distributions	(7.01)	(0.22)	(0.08)	(0.80)	(0.61)

Net Asset Value, End of Period	$6.76	$19.31	$18.00	$13.48	$15.25

Total Return	(34.42)%	8.39%	34.28%	(6.64)%	15.56%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.72%	1.75%	1.91%	1.95%
Net expenses	1.63%	1.63%	1.68%	1.91%	1.95%
Net investment income (loss)	2.70%	1.45%	1.40%	2.25%	1.42%

Supplemental Data:
Net assets, end of period (000’s)	$14,371	$35,618	$44,158	$8,798	$17,894
Portfolio turnover rate(b)	613%	411%	525%	970%	1,048%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Utilities

The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index. For the year ended December 31, 2008, the Fund had a total return of –30.70%, compared to a total return of –30.25%1 of the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Southern Co (–4.52%), PG&E Corp (–10.16%), and Dominion Resources Inc (–24.47%), while the bottom three performers in this group were Public Services Enterprise Group (–40.61%), FirstEnergy Corp (–32.84%), and Exelon Corp (–31.88%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Utilities	1/22/2001	–30.70%	5.54%	–0.06%	1.72%	1.63%

Dow Jones U.S. Utilities Index	1/22/2001	–30.25%	7.34%	2.15%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exelon Corp.	8.8%
Southern Co.	6.8%
Dominion Resources, Inc.	5.0%
FPL Group, Inc.	4.5%
Duke Energy Corp.	4.5%

Dow Jones U.S. Utilities
Index - Composition
% of Index

Electricity	74%
Gas, Water & MultiUtilities	26%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	December 31, 2008
Common Stocks (100.1%)
	Shares	Value

AGL Resources, Inc. (Gas)	6,270	$196,565
Allegheny Energy, Inc. (Electric)	14,212	481,218
ALLETE, Inc. (Electric)	2,090	67,444
Alliant Energy Corp. (Electric)	9,196	268,339
Ameren Corp. (Electric)	17,556	583,913
American Electric Power, Inc. (Electric)	33,858	1,126,794
American Water Works Co., Inc. (Water)	5,016	104,734
Aqua America, Inc. (Water)	11,286	232,379
Atmos Energy Corp. (Gas)	7,524	178,319
Avista Corp. (Electric)	4,598	89,109
Black Hills Corp. (Electric)	3,344	90,154
Calpine Corp.* (Electric)	30,514	222,142
CenterPoint Energy, Inc. (Electric)	25,498	321,785
Cleco Corp. (Electric)	5,016	114,515
CMS Energy Corp. (Electric)	18,810	189,981
Consolidated Edison, Inc. (Electric)	22,990	895,001
Constellation Energy Group, Inc. (Electric)	15,048	377,554
Covanta Holding Corp.* (Energy-Alternate Sources)	10,450	229,482
Dominion Resources, Inc. (Electric)	49,324	1,767,772
DPL, Inc. (Electric)	9,614	219,584
DTE Energy Co. (Electric)	13,794	492,032
Duke Energy Corp. (Electric)	106,172	1,593,642
Dynegy, Inc.—Class A* (Electric)	42,218	84,436
Edison International (Electric)	25,498	818,996
El Paso Electric Co.* (Electric)	3,762	68,055
Energen Corp. (Gas)	5,434	159,379
Entergy Corp. (Electric)	15,884	1,320,437
Equitable Resources, Inc. (Pipelines)	10,868	364,621
Exelon Corp. (Electric)	56,012	3,114,827
FirstEnergy Corp. (Electric)	25,916	1,258,999
FPL Group, Inc. (Electric)	31,768	1,598,883
Great Plains Energy, Inc. (Electric)	10,032	193,919
Hawaiian Electric Industries, Inc. (Electric)	7,524	166,581
IDACORP, Inc. (Electric)	3,762	110,791
Integrys Energy Group, Inc. (Electric)	6,270	269,485
ITC Holdings Corp. (Electric)	4,180	182,582
Mirant Corp.* (Electric)	13,376	252,405
National Fuel Gas Co. (Pipelines)	5,852	183,343
New Jersey Resources Corp. (Gas)	3,344	131,586
Nicor, Inc. (Gas)	3,762	130,692
NiSource, Inc. (Electric)	22,990	252,200
Northeast Utilities System (Electric)	13,376	321,827
Northwest Natural Gas Co. (Gas)	2,090	92,441
NorthWestern Corp. (Electric)	2,926	68,673
NRG Energy, Inc.* (Electric)	19,646	458,341
NSTAR (Electric)	9,196	335,562
NV Energy, Inc. (Electric)	19,646	194,299
ONEOK, Inc. (Gas)	8,360	243,443
Pepco Holdings, Inc. (Electric)	18,392	326,642
PG&E Corp. (Electric)	30,514	1,181,197
Piedmont Natural Gas Co., Inc. (Gas)	5,852	185,333
Pinnacle West Capital Corp. (Electric)	8,360	268,607
PNM Resources, Inc. (Electric)	6,688	67,415
Portland General Electric Co. (Electric)	5,434	105,800
PPL Corp. (Electric)	31,350	962,132
Progress Energy, Inc. (Electric)	22,154	882,837
Public Service Enterprise Group, Inc. (Electric)	43,054	1,255,885
Puget Energy, Inc. (Electric)	10,032	273,573
Questar Corp. (Pipelines)	14,630	478,255
Reliant Resources, Inc.* (Electric)	29,260	169,123
SCANA Corp. (Electric)	8,778	312,497
Sempra Energy (Gas)	19,228	819,690
Southern Co. (Electric)	65,208	2,412,696
Southern Union Co. (Gas)	8,778	114,465
Southwest Gas Corp. (Gas)	3,762	94,878
Spectra Energy Corp. (Pipelines)	52,250	822,415
TECO Energy, Inc. (Electric)	16,720	206,492
The AES Corp.* (Electric)	56,430	464,983
UGI Corp. (Gas)	9,196	224,566
Unisource Energy Corp. (Electric)	2,926	85,907
Vectren Corp. (Gas)	6,688	167,267
Westar Energy, Inc. (Electric)	9,196	188,610
WGL Holdings, Inc. (Gas)	4,180	136,644
Wisconsin Energy Corp. (Electric)	10,032	421,143
Xcel Energy, Inc. (Electric)	38,038	705,605

TOTAL COMMON STOCKS
(Cost $27,073,703)		35,553,918

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	December 31, 2008

Repurchase Agreements (1.0%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $82,000 (Collateralized by $85,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $85,436)	$ 82,000	$82,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $105,000 (Collateralized by $102,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $107,255)	105,000	105,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $172,000 (Collateralized by $165,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $178,350)	172,000	172,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $3,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $362,000)		362,000

TOTAL INVESTMENT SECURITIES
(Cost $27,435,703)—101.1%		35,915,918
Net other assets (liabilities)—(1.1)%		(376,255)

NET ASSETS—100.0%		$35,539,663

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Electric	85.2%
Energy-Alternate Sources	0.6%
Gas	8.2%
Pipelines	5.1%
Water	1.0%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$27,435,703

Securities, at value	35,553,918
Repurchase agreements, at value	362,000

Total Investment Securities, at value	35,915,918
Cash	249
Dividends and interest receivable	78,101
Receivable for capital shares issued	63,631
Prepaid expenses	171

Total Assets	36,058,070

Liabilities:
Payable for investments purchased	425,461
Payable for capital shares redeemed	252
Advisory fees payable	15,575
Management services fees payable	2,077
Administration fees payable	1,347
Administrative services fees payable	11,815
Distribution fees payable	9,056
Trustee fees payable	169
Transfer agency fees payable	6,150
Fund accounting fees payable	2,837
Compliance services fees payable	818
Other accrued expenses	42,850

Total Liabilities	518,407

Net Assets	$35,539,663

Net Assets consist of:
Capital	$34,684,302
Accumulated net investment income (loss)	1,254,992
Accumulated net realized gains (losses) on investments	(8,879,846)
Net unrealized appreciation (depreciation) on investments	8,480,215

Net Assets	$35,539,663

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,378,748

Net Asset Value (offering and redemption price per share)	$25.78

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,585,967
Interest	2,127

Total Investment Income	2,588,094

Expenses:
Advisory fees	613,391
Management services fees	102,124
Administration fees	28,258
Transfer agency fees	36,788
Administrative services fees	279,575
Distribution fees	204,464
Custody fees	27,166
Fund accounting fees	50,122
Trustee fees	1,528
Compliance services fees	1,979
Other fees	84,593

Total Gross Expenses before reductions	1,429,988
Less Expenses reduced by the Advisor	(96,886)

Total Net Expenses	1,333,102

Net Investment Income (Loss)	1,254,992

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	155,467
Change in net unrealized appreciation/depreciation on investments	(30,725,217)

Net Realized and Unrealized Gains (Losses) on Investments	(30,569,750)

Change in Net Assets Resulting from Operations	$(29,314,758)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$1,254,992	$1,582,797
Net realized gains (losses) on investments	155,467	1,779,113
Change in net unrealized appreciation/depreciation on investments	(30,725,217)	9,570,057

Change in net assets resulting from operations	(29,314,758)	12,931,967

Distributions to Shareholders From:
Net investment income	(1,582,797)	(1,383,974)
Net realized gains on investments	(1,576,054)	(1,113,286)

Change in net assets resulting from distributions	(3,158,851)	(2,497,260)

Capital Transactions:
Proceeds from shares issued	99,734,550	311,270,394
Dividends reinvested	3,158,851	2,497,260
Value of shares redeemed	(230,100,577)	(233,583,155)

Change in net assets resulting from capital transactions	(127,207,176)	80,184,499

Change in net assets	(159,680,785)	90,619,206
Net Assets:
Beginning of period	195,220,448	104,601,242

End of period	$35,539,663	$195,220,448

Accumulated net investment income (loss)	$1,254,992	$1,582,797

Share Transactions:
Issued	2,927,028	8,095,235
Reinvested	99,304	68,437
Redeemed	(6,610,717)	(6,202,935)

Change in shares	(3,584,385)	1,960,737

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$39.33	$34.84	$29.64	$26.55	$22.38

Investment Activities:
Net investment income (loss)(a)	0.53	0.46	0.54	0.46	0.43
Net realized and unrealized gains (losses) on investments	(12.26)	4.97	5.11	3.04	4.26

Total income (loss) from investment activities	(11.73)	5.43	5.65	3.50	4.69

Distributions to Shareholders From:
Net investment income	(0.91)	(0.52)	(0.45)	(0.16)	(0.17)
Net realized gains on investments	(0.91)	(0.42)	—	(0.25)	(0.35)

Total distributions	(1.82)	(0.94)	(0.45)	(0.41)	(0.52)

Net Asset Value, End of Period	$25.78	$39.33	$34.84	$29.64	$26.55

Total Return	(30.70)%	15.80%	19.22%	13.06%	21.07%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.72%	1.75%	1.89%	1.95%
Net expenses	1.63%	1.63%	1.68%	1.89%	1.95%
Net investment income (loss)	1.54%	1.22%	1.68%	1.56%	1.78%

Supplemental Data:
Net assets, end of period (000’s)	$35,540	$195,220	$104,601	$75,931	$51,964
Portfolio turnover rate(b)	82%	168%	153%	251%	569%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP U.S. Government Plus

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to 125% the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2008, the Fund had a total return of 49.73% compared to a total return of 41.81%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2008 the most recent Long Bond issued carried a maturity date of May 15, 2038 and a 4.50% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 41.81% for the twelve months ended December 31, 2008 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.46% on 12/31/07 to 2.68% on 12/31/08. The bond’s total return of 41.81% for the period consisted of 4.27% derived from the yield of the bond and 37.57% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the long bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net
ProFund VP U.S. Government Plus	5/1/2002	49.73%	13.17%	11.89%	1.43%	1.33%

30-year U.S. Treasury Bond	5/1/2002	41.81%	12.69%	11.92%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	25.00%	9.82%	9.75%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008
Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to 125% the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	4%
Swap Agreements	83%
U.S. Treasury Obligations	42%

Total Exposure	129%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	December 31, 2008

U.S. Treasury Obligations (42.2%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.50%, 5/15/38(a)	$38,800,000	$52,943,813

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,998,804)		52,943,813

Repurchase Agreements (61.9%)

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,775,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $15,855,977)	15,541,000	15,541,000

Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,076,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $15,852,695)	15,541,000	15,541,000

HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,359,000 of various U.S. Government Agency Obligations, 3.38%–5.63%, 6/24/11–9/18/17, market value $15,856,739)	15,541,000	15,541,000

UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,539,009 (Collateralized by $15,685,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $15,854,088)	15,539,000	15,539,000

UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,852,304 of various U.S. Government Agency Obligations, 0.05%‡–0.51%‡, 4/7/09–6/25/09, market value $15,886,083)	15,541,000	15,541,000

TOTAL REPURCHASE AGREEMENTS
(Cost $77,703,000)	$77,703,000

TOTAL INVESTMENT SECURITIES
(Cost $117,701,804)—104.1%	130,646,813
Net other assets (liabilities)—(4.1)%	(5,163,083)

NET ASSETS—100.0%	$125,483,730

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $10,700,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
(a)	As of December 31, 2008, this investment was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 42.2% of net assets.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/31/09 (Underlying notional amount at value $4,717,500)	34	$320,216

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 5/15/38) terminating on 1/26/09	$104,113,734	$(1,931,464)

See accompanying notes to the financial statements.

303

PROFUNDS VP
ProFund VP U.S. Government Plus

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$117,701,804

Securities, at value	52,943,813
Repurchase agreements, at value	77,703,000

Total Investment Securities, at value	130,646,813
Cash	751
Segregated cash balances with brokers for futures contracts	302,392
Interest receivable	226,712
Receivable for capital shares issued	27,065
Prepaid expenses	176

Total Assets	131,203,909

Liabilities:
Payable for capital shares redeemed	3,393,298
Unrealized loss on swap agreements	1,931,464
Variation margin on futures contracts	214,977
Advisory fees payable	12,376
Management services fees payable	2,475
Administration fees payable	4,585
Administrative services fees payable	37,669
Distribution fees payable	31,596
Trustee fees payable	586
Transfer agency fees payable	18,339
Fund accounting fees payable	9,901
Compliance services fees payable	2,856
Other accrued expenses	60,057

Total Liabilities	5,720,179

Net Assets	$125,483,730

Net Assets consist of:
Capital	$87,217,131
Accumulated net investment income (loss)	(34)
Accumulated net realized gains (losses) on investments	26,932,872
Net unrealized appreciation (depreciation) on investments	11,333,761

Net Assets	$125,483,730

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,655,212

Net Asset Value (offering and redemption price per share)	$47.26

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$2,775,043

Expenses:
Advisory fees	455,944
Management services fees	108,583
Administration fees	31,939
Transfer agency fees	44,221
Administrative services fees	294,522
Distribution fees	227,972
Custody fees	6,638
Fund accounting fees	59,357
Trustee fees	1,665
Compliance services fees	3,141
Other fees	90,647

Total Gross Expenses before reductions	1,324,629
Less Expenses reduced by the Advisor	(111,818)

Total Net Expenses	1,212,811

Net Investment Income (Loss)	1,562,232

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,348,750
Net realized gains (losses) on futures contracts	850,197
Net realized gains (losses) on swap agreements	23,096,124
Change in net unrealized appreciation/depreciation on investments	8,225,015

Net Realized and Unrealized Gains (Losses) on Investments	39,520,086

Change in Net Assets Resulting from Operations	$41,082,318

See accompanying notes to the financial statements.

304

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$1,562,232	$2,456,146
Net realized gains (losses) on investments	31,295,071	2,089,784
Change in net unrealized appreciation/depreciation on investments	8,225,015	2,555,477

Change in net assets resulting from operations	41,082,318	7,101,407

Distributions to Shareholders From:
Net investment income	(1,562,266)	(2,456,146)

Change in net assets resulting from distributions	(1,562,266)	(2,456,146)

Capital Transactions:
Proceeds from shares issued	503,988,232	385,266,785
Dividends reinvested	1,562,266	2,456,146
Value of shares redeemed	(514,292,134)	(330,921,391)

Change in net assets resulting from capital transactions	(8,741,636)	56,801,540

Change in net assets	30,778,416	61,446,801
Net Assets:
Beginning of period	94,705,314	33,258,513

End of period	$125,483,730	$94,705,314

Accumulated net investment income (loss)	$(34)	$—

Share Transactions:
Issued	15,537,994	12,775,191
Reinvested	46,500	81,415
Redeemed	(15,879,501)	(11,007,629)

Change in shares	(295,007)	1,848,977

See accompanying notes to the financial statements.

305

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$32.10	$30.20	$32.75	$30.74	$28.66

Investment Activities:
Net investment income (loss)(a)	0.58	1.06	1.04	0.75	0.25
Net realized and unrealized gains (losses) on investments	15.15	1.91	(2.55)	2.01	2.09

Total income (loss) from investment activities	15.73	2.97	(1.51)	2.76	2.34

Distributions to Shareholders From:
Net investment income	(0.57)	(1.07)	(1.04)	(0.75)	(0.25)
Return of capital	—	—	—	—	(0.01)

Total distributions	(0.57)	(1.07)	(1.04)	(0.75)	(0.26)

Net Asset Value, End of Period	$47.26	$32.10	$30.20	$32.75	$30.74

Total Return	49.73%	10.12%	(4.52)%	9.01%	8.18%

Ratios to Average Net Assets:
Gross expenses	1.45%	1.43%	1.42%	1.59%	1.61%
Net expenses	1.33%	1.33%	1.38%	1.59%	1.61%
Net investment income (loss)	1.71%	3.55%	3.45%	2.32%	0.86%

Supplemental Data:
Net assets, end of period (000’s)	$125,484	$94,705	$33,259	$91,463	$43,605
Portfolio turnover rate(b)	464%	474%	1,308%	1,660%	1,258%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

306

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to 125% the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2008, the Fund had a total return of –37.97%, compared to a total return of 41.81%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2008 the most recent Long Bond issued carried a maturity date of May 15, 2038 and a 4.50% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 41.81% for the twelve months ended December 31, 2008 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.46% on 12/31/07 to 2.68% on 12/31/08. The bond’s total return of 41.81% for the period consisted of 4.27% derived from the yield of the bond and 37.57% derived from the price change of the bond. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Rising Rates Opportunity	5/1/2002	–37.97%	–11.87%	–12.41%	1.63%	1.63%

30-year U.S. Treasury Bond	5/1/2002	41.81%	12.69%	11.92%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	25.00%	9.82%	9.75%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
307

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to 125% the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”)

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(17)%
Swap Agreements	(113)%
Options	NM

Total Exposure	(130)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2008

Repurchase Agreements (91.9%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,830,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $6,865,060)	$6,724,000	$6,724,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,524,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $6,860,108)	6,724,000	6,724,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $5,788,000 of various U.S. Government Agency Obligations, 5.13%–5.50%, 9/10/10–8/23/17, market value $6,858,987)	6,724,000	6,724,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,722,004 (Collateralized by $6,790,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $6,863,198)	6,722,000	6,722,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,858,480 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $6,859,368)	6,724,000	6,724,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,618,000)		33,618,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 202, expiring 5/22/09	150	1,821

TOTAL OPTIONS PURCHASED
(Cost $2,728)		1,821

TOTAL INVESTMENT SECURITIES
(Cost $33,620,728)—91.9%		33,619,821
Net other assets (liabilities)—8.1%		2,969,938

NET ASSETS—100.0%		$36,589,759

†
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $4,000,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/31/09 (Underlying notional amount at value $6,105,000)	44	$47,296

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 5/15/38) terminating on 1/26/09	$(41,618,203)	$546,735

See accompanying notes to the financial statements.
308

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$33,620,728

Securities, at value	1,821
Repurchase agreements, at value	33,618,000

Total Investment Securities, at value	33,619,821
Cash	972
Segregated cash balances with brokers for futures contracts	109,641
Interest receivable	9
Unrealized gain on swap agreements	546,735
Receivable for capital shares issued	2,354,854
Variation margin on futures contracts	71,676
Prepaid expenses	122

Total Assets	36,703,830

Liabilities:
Payable for capital shares redeemed	7,064
Advisory fees payable	6,992
Management services fees payable	932
Administration fees payable	1,376
Administrative services fees payable	18,646
Distribution fees payable	18,931
Trustee fees payable	173
Transfer agency fees payable	8,137
Fund accounting fees payable	2,898
Compliance services fees payable	836
Other accrued expenses	48,086

Total Liabilities	114,071

Net Assets	$36,589,759

Net Assets consist of:
Capital	$113,757,291
Accumulated net investment income (loss)	291,473
Accumulated net realized gains (losses) on investments	(78,052,129)
Net unrealized appreciation (depreciation) on investments	593,124

Net Assets	$36,589,759

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,366,335

Net Asset Value (offering and redemption price per share)	$10.87

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$1,371,852

Expenses:
Advisory fees	497,412
Management services fees	78,332
Administration fees	23,952
Transfer agency fees	32,136
Administrative services fees	190,163
Distribution fees	165,804
Custody fees	6,900
Fund accounting fees	43,158
Trustee fees	1,112
Compliance services fees	904
Other fees	74,969

Total Gross Expenses before reductions	1,114,842
Less Expenses reduced by the Advisor	(34,463)

Total Net Expenses	1,080,379

Net Investment Income (Loss)	291,473

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(7,707)
Net realized gains (losses) on futures contracts	(1,471,384)
Net realized gains (losses) on swap agreements	(25,686,065)
Change in net unrealized appreciation/depreciation on investments	3,373,447

Net Realized and Unrealized Gains (Losses) on Investments	(23,791,709)

Change in Net Assets Resulting from Operations	$(23,500,236)

See accompanying notes to the financial statements.
309

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$291,473	$3,641,751
Net realized gains (losses) on investments	(27,165,156)	(5,184,829)
Change in net unrealized appreciation/depreciation on investments	3,373,447	(4,891,691)

Change in net assets resulting from operations	(23,500,236)	(6,434,769)

Distributions to Shareholders From:
Net investment income	(3,641,751)	(5,128,357)

Change in net assets resulting from distributions	(3,641,751)	(5,128,357)

Capital Transactions:
Proceeds from shares issued	236,195,897	401,479,561
Dividends reinvested	3,641,751	5,128,357
Value of shares redeemed	(251,146,625)	(450,898,460)

Change in net assets resulting from capital transactions	(11,308,977)	(44,290,542)

Change in net assets	(38,450,964)	(55,853,668)
Net Assets:
Beginning of period	75,040,723	130,894,391

End of period	$36,589,759	$75,040,723

Accumulated net investment income (loss)	$291,473	$3,641,751

Share Transactions:
Issued	13,703,100	19,209,769
Reinvested	225,356	261,118
Redeemed	(14,612,839)	(21,742,716)

Change in shares	(684,383)	(2,271,829)

See accompanying notes to the financial statements.
310

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$18.53	$20.70	$19.13	$20.78	$23.32

Investment Activities:
Net investment income (loss)(a)	0.08	0.72	0.70	0.27	(0.10)
Net realized and unrealized gains (losses) on investments	(6.82)	(1.72)	1.26	(1.92)	(2.44)

Total income (loss) from investment activities	(6.74)	(1.00)	1.96	(1.65)	(2.54)

Distributions to Shareholders From:
Net investment income	(0.92)	(1.17)	(0.39)	—	—

Net Asset Value, End of Period	$10.87	$18.53	$20.70	$19.13	$20.78

Total Return	(37.97)%	(5.20)%	10.15%	(7.89)%	(10.89)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.63%	1.64%	1.73%	1.75%
Net expenses	1.63%	1.58%	1.61%	1.73%	1.75%
Net investment income (loss)	0.44%	3.47%	3.31%	1.36%	(0.45)%

Supplemental Data:
Net assets, end of period (000’s)	$36,590	$75,041	$130,894	$139,379	$179,638
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
311

ProFund VP Falling U.S. Dollar

The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index (USDX). For the year ending December 31, 2008, the Fund had a total return of –4.86%, compared to a return of 5.99%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Sterling Pound, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD strengthened versus four of the six currencies, weakening only against the Japanese Yen and the Swiss Franc: The USD strengthened 4.40% against the Euro, 35.95% against the Pound, 22.07% against the Canadian Dollar, and 21.09% against the Swedish Krona. The USD weakened –18.89% against the Japanese Yen and –5.71% against the Swiss Franc.

Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Falling U.S. Dollar	8/31/2007	–4.86%	0.75%	1.65%	1.63%

U.S. Dollar Index	8/31/2007	5.99%	0.33%	N/A	N/A

S&P 500 Index	8/31/2007	–36.99%	–29.11%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The U.S. Dollar Index does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective:  The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(14)%
Forward Currency Contracts	(86)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Currencies
% of Index

Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	December 31, 2008

Repurchase Agreements (106.2%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $498,000 (Collateralized by $515,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $517,644)	$498,000	$498,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $498,000 (Collateralized by $485,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $509,987)	498,000	498,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $498,000 (Collateralized by $480,000 of various U.S. Government Agency Obligations, 1.15%–5.13%, 12/11/09–1/13/12, market value $513,935)	498,000	498,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $491,000 (Collateralized by $505,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $510,444)	491,000	491,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $498,000 (Collateralized by $507,960 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $508,026)	498,000	498,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,483,000)		2,483,000

TOTAL INVESTMENT SECURITIES
(Cost $2,483,000)—106.2%		2,483,000
Net other assets (liabilities)—(6.2)%		(144,220)

NET ASSETS—100.0%		$2,338,780

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $392,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 3/18/09 (Underlying notional amount at value $328,460)	4	$2,596

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	December 31, 2008

At December 31, 2008, the ProFund VP Falling U.S. Dollar’s forward currency contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Long:
British Sterling Pound vs. U.S. Dollar	1/8/09	141,158	$218,396	$205,945	$(12,451)
Canadian Dollar vs. U.S. Dollar	1/8/09	220,029	182,220	180,513	(1,707)
Euro vs. U.S. Dollar	1/8/09	845,444	1,211,299	1,180,804	(30,495)
Japanese Yen vs. U.S. Dollar	1/8/09	25,280,911	288,706	278,955	(9,751)
Swedish Krona vs. U.S. Dollar	1/8/09	652,790	84,070	83,314	(756)
Swiss Franc vs. U.S. Dollar	1/8/09	83,333	76,553	77,981	1,428

Total Long Contracts			$2,061,244	$2,007,512	$(53,732)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$2,483,000

Repurchase agreements, at value	2,483,000

Total Investment Securities, at value	2,483,000
Cash	720
Segregated cash balances with brokers for futures contracts	9,680
Unrealized appreciation on forward currency contracts	1,428
Receivable for capital shares issued	46,262
Receivable from Administrator	153
Prepaid expenses	23

Total Assets	2,541,266

Liabilities:
Payable for closed forward currency contracts	91,680
Payable for capital shares redeemed	28,536
Unrealized depreciation on forward currency contracts	55,160
Variation margin on futures contracts	1,400
Advisory fees payable	13,261
Management services fees payable	1,769
Administration fees payable	102
Administrative services fees payable	1,363
Distribution fees payable	1,388
Trustee fees payable	10
Transfer agency fees payable	394
Fund accounting fees payable	173
Compliance services fees payable	50
Other accrued expenses	7,200

Total Liabilities	202,486

Net Assets	$2,338,780

Net Assets consist of:
Capital	$4,302,402
Accumulated net realized gains (losses) on investments	(1,912,486)
Net unrealized appreciation (depreciation) on investments	(51,136)

Net Assets	$2,338,780

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	77,496

Net Asset Value (offering and redemption price per share)	$30.18

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$258,726

Expenses:
Advisory fees	95,219
Management services fees	14,675
Administration fees	4,378
Transfer agency fees	5,596
Administrative services fees	31,327
Distribution fees	31,740
Custody fees	4,903
Fund accounting fees	7,642
Trustee fees	232
Compliance services fees	103
Other fees	9,394

Total Gross Expenses before reductions	205,209
Less Expenses reduced by the Advisor	(4,754)

Total Net Expenses	200,455

Net Investment Income (Loss)	58,271

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(85,768)
Net realized gains (losses) on forward currency contracts	(1,930,035)
Change in net unrealized appreciation/depreciation on investments	(57,117)

Net Realized and Unrealized Gains (Losses) on Investments	(2,072,920)

Change in Net Assets Resulting from Operations	$(2,014,649)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statements of Changes in Net Assets
	For the	For the period
	year ended	August 31, 2007 through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations:
Net investment income (loss)	$58,271	$3,449
Net realized gains (losses) on investments	(2,015,803)	1,057
Change in net unrealized appreciation/depreciation on investments	(57,117)	5,981

Change in net assets resulting from operations	(2,014,649)	10,487

Distributions to Shareholders From:
Net investment income	(6,806)	—
Net realized gains on investments	(3,723)	—

Change in net assets resulting from distributions	(10,529)	—

Capital Transactions:
Proceeds from shares issued	64,683,519	787,952
Dividends reinvested	10,529	—
Value of shares redeemed	(60,862,365)	(266,164)

Change in net assets resulting from capital transactions	3,831,683	521,788

Change in net assets	1,806,505	532,275
Net Assets:
Beginning of period	532,275	—

End of period	$2,338,780	$532,275

Accumulated net investment income (loss)	$—	$6,806

Share Transactions:
Issued	1,929,188	25,184
Reinvested	338	—
Redeemed	(1,868,740)	(8,474)

Change in shares	60,786	16,710

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the period
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	0.15	0.29
Net realized and unrealized gains (losses) on investments	(1.70)	1.56

Total income (loss) from investment activities	(1.55)	1.85

Distributions to Shareholders From:
Net investment income	(0.08)	—
Net realized gains on investments	(0.04)	—

Total distributions	(0.12)	—

Net Asset Value, End of Period	$30.18	$31.85

Total Return	(4.86)%	6.17	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.62%	2.52%
Net expenses(d)	1.58%	1.63%
Net investment income (loss)(d)	0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$2,339	$532
Portfolio turnover rate(e)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Money Market

The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The Fund’s seven-day yield, as of December 31, 2008, was 0.04%1.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the ProFund VP’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for the ProFund VP Money Market disclosed in this annual report. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

1 The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the ProFund VP’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for the ProFund VP Money Market disclosed in this annual report. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Market Exposure
Investment Type	% of Net Assets

Repurchase Agreements	100%

Total Exposure	100%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	December 31, 2008

Repurchase Agreements (99.6%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $54,760,030 (Collateralized by $55,570,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $55,855,256)	$54,760,000	$54,760,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $54,760,030 (Collateralized by $53,119,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $55,855,618)	54,760,000	54,760,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $54,760,030 (Collateralized by $55,857,000 Federal National Mortgage Association, 0.04%‡, 1/26/09, market value $55,855,588)	54,760,000	54,760,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $54,758,030 (Collateralized by $55,860,000 Federal Home Loan Bank, 0.04%‡, 2/13/09, market value $55,857,115)	54,758,000	54,758,000
UMB, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $54,760,030 (Collateralized by $55,855,406 of various Federal Home Loan Bank Securities, 0.12%‡–0.51%‡, 3/31/09–6/25/09, market value $55,885,000)	54,760,000	54,760,000

TOTAL REPURCHASE AGREEMENTS
(Cost $273,798,000)		273,798,000

TOTAL INVESTMENT SECURITIES
(Cost $273,798,000)—99.6%		273,798,000
Net other assets (liabilities)—0.4%		1,220,468

NET ASSETS—100.0%		$275,018,468

‡	Represents the effective yield or interest rate in effect at December 31, 2008.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$273,798,000

Repurchase agreements, at value	273,798,000

Total Investment Securities, at value	273,798,000
Cash	328
Interest receivable	76
Receivable for capital shares issued	4,169,354
Receivable from Advisor	236,552
Treasury Guarantee Program fees (See Note 9)	39,916
Prepaid expenses	453

Total Assets	278,244,679

Liabilities:
Payable for capital shares redeemed	2,756,378
Administration fees payable	9,791
Administrative services fees payable	87,671
Distribution fees payable	154,183
Trustee fees payable	1,247
Transfer agency fees payable	49,691
Fund accounting fees payable	21,000
Compliance services fees payable	6,057
Other accrued expenses	140,193

Total Liabilities	3,226,211

Net Assets	$275,018,468

Net Assets consist of:
Capital	$275,018,468

Net Assets	$275,018,468

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	275,018,468

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$4,626,681

Expenses:
Advisory fees	1,916,805
Management services fees	298,141
Administration fees	83,690
Transfer agency fees	116,176
Administrative services fees	283,480
Distribution fees	638,935
Custody fees	9,451
Fund accounting fees	155,538
Treasury Guarantee Program fees (See Note 9)	33,818
Trustee fees	4,718
Compliance services fees	8,399
Other fees	252,572

Total Gross Expenses before reductions	3,801,723
Less Expenses reduced by the Advisor	(1,264,207)

Total Net Expenses	2,537,516

Net Investment Income	2,089,165

Change in Net Assets Resulting from Operations	$2,089,165

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income	$2,089,165	$6,258,884

Change in net assets resulting from operations	2,089,165	6,258,884

Distributions to Shareholders From:
Net investment income	(2,089,165)	(6,258,884)

Change in net assets resulting from distributions	(2,089,165)	(6,258,884)

Capital Transactions:
Proceeds from shares issued	2,517,063,854	3,126,256,366
Dividends reinvested	2,089,165	6,258,884
Value of shares redeemed	(2,495,906,011)	(3,033,493,378)

Change in net assets resulting from capital transactions	23,247,008	99,021,872

Change in net assets	23,247,008	99,021,872
Net Assets:
Beginning of period	251,771,460	152,749,588

End of period	$275,018,468	$251,771,460

Share Transactions:
Issued	2,517,063,854	3,126,256,366
Reinvested	2,089,165	6,258,884
Redeemed	(2,495,906,011)	(3,033,493,378)

Change in shares	23,247,008	99,021,872

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.008	0.037	0.036	0.018	0.001

Distributions to Shareholders From:
Net investment income	(0.008)	(0.037)	(0.036)	(0.018)	(0.001)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.84%	3.77%	3.68%	1.80%	0.08%

Ratios to Average Net Assets:
Gross expenses	1.49%	1.37%	1.33%	1.34%	1.35%
Net expenses	0.99%	1.30%	1.29%	1.34%	1.15%
Net investment income (loss)	0.82%	3.67%	3.65%	1.91%	0.05%

Supplemental Data:
Net assets, end of period (000’s)	$275,018	$251,771	$152,750	$56,286	$30,701

See accompanying notes to the financial statements.

PROFUNDS VP

Notes to Financial Statements
December 31, 2008

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP NASDAQ-100, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Dow 30, ProFund VP UltraShort NASDAQ-100, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

Effective January 1, 2008, the ProFunds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2008, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of December 31, 2008 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of December 31, 2008, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the year ended December 31, 2008.

Other
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFunds’ VP financial statements and related disclosures.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

3.	Investment Valuation Summary
The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical assets
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
	•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in ProFund VP Money Market are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of December 31, 2008 for each ProFund VP based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP Bull	$61,374,944	$278,408	$—	$8,503,000	$—	$69,877,944	$278,408
ProFund VP Mid-Cap	—	74,576	—	1,703,000	16,587	1,703,000	91,163
ProFund VP Small-Cap	1,444,290	—	—	1,304,000	49,571	2,748,290	49,571
ProFund VP Dow 30	—	747	—	197,000	5,265	197,000	6,012
ProFund VP NASDAQ-100	18,915,250	63,193	—	2,271,000	—	21,186,250	63,193
ProFund VP Large-Cap Value	33,132,395	—	—	18,000	—	33,150,395	—
ProFund VP Large-Cap Growth	23,773,225	—	—	—	—	23,773,225	—
ProFund VP Mid-Cap Value	18,466,564	—	—	5,000	—	18,471,564	—
ProFund VP Mid-Cap Growth	19,341,914	—	—	120,000	—	19,461,914	—
ProFund VP Small-Cap Value	18,939,456	—	—	186,000	—	19,125,456	—
ProFund VP Small-Cap Growth	25,433,883	—	—	—	—	25,433,883	—
ProFund VP Asia 30	56,782,723	—	—	760,000	—	57,542,723	—
ProFund VP Europe 30	31,025,147	—	—	101,000	—	31,126,147	—
ProFund VP International	—	—	—	983,000	44,347	983,000	44,347
ProFund VP Emerging Markets	—	—	—	4,197,000	56,716	4,197,000	56,716
ProFund VP Japan	—	455,489	222	9,502,000	—	9,502,222	455,489
ProFund VP UltraBull	36,524,259	270,485	—	11,928,000	743,045	48,452,259	1,013,530
ProFund VP UltraMid-Cap	16,420,633	548,830	—	5,217,000	505,280	21,637,633	1,054,110
ProFund VP UltraSmall-Cap	14,802,980	863,359	—	6,710,000	388,771	21,512,980	1,252,130
ProFund VP UltraNASDAQ-100	17,564,161	34,687	—	3,685,000	190,813	21,249,161	225,500
ProFund VP Bear	—	(536,138)	1,753	50,841,000	(1,381,003)	50,842,753	(1,917,141)
ProFund VP Short Mid-Cap	—	(27,718)	138	4,318,000	(214,772)	4,318,138	(242,490)
ProFund VP Short Small-Cap	—	(297,270)	507	9,971,000	(295,897)	9,971,507	(593,167)
ProFund VP Short Dow 30	—	(1,451)	6	180,000	(836)	180,006	(2,287)
ProFund VP Short NASDAQ-100	—	(66,990)	—	16,816,000	(572,439)	16,816,000	(639,429)
ProFund VP Short International	—	(3,587)	—	5,198,000	(237,041)	5,198,000	(240,628)
ProFund VP Short Emerging Markets	—	—	—	4,125,000	(155,610)	4,125,000	(155,610)
ProFund VP UltraShort Dow 30	—	(3,768)	6	287,000	(14,689)	287,006	(18,457)
ProFund VP UltraShort NASDAQ-100	—	(565)	—	337,000	(5,486)	337,000	(6,051)
ProFund VP Banks	16,009,448	—	—	17,000	(600)	16,026,448	(600)
ProFund VP Basic Materials	24,648,522	—	—	90,000	—	24,738,522	—
ProFund VP Biotechnology	17,895,750	—	—	135,000	(1,350)	18,030,750	(1,350)
ProFund VP Consumer Goods	8,932,474	—	—	53,000	—	8,985,474	—
ProFund VP Consumer Services	5,283,085	—	—	—	—	5,283,085	—

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP Financials	$22,474,686	$—	$—	$—	$—	$22,474,686	$—
ProFund VP Health Care	25,664,808	—	—	37,000	—	25,701,808	—
ProFund VP Industrials	8,770,248	—	—	—	—	8,770,248	—
ProFund VP Internet	2,421,229	—	—	—	—	2,421,229	—
ProFund VP Oil & Gas	58,423,853	—	—	294,000	(2,399)	58,717,853	(2,399)
ProFund VP Pharmaceuticals	9,715,510	—	—	57,000	(750)	9,772,510	(750)
ProFund VP Precious Metals	—	—	—	92,125,000	1,421,593	92,125,000	1,421,593
ProFund VP Real Estate	12,740,932	—	—	—	—	12,740,932	—
ProFund VP Semiconductor	1,017,396	—	—	7,000	(60)	1,024,396	(60)
ProFund VP Technology	6,853,474	—	—	17,000	—	6,870,474	—
ProFund VP Telecommunications	9,040,108	—	—	—	(1,650)	9,040,108	(1,650)
ProFund VP Utilities	35,553,918	—	—	362,000	—	35,915,918	—
ProFund VP U.S. Government Plus	52,943,813	320,216	—	77,703,000	(1,931,464)	130,646,813	(1,611,248)
ProFund VP Rising Rates Opportunity	—	47,296	1,821	33,618,000	546,735	33,619,821	594,031
ProFund VP Falling U.S. Dollar	—	2,596	—	2,483,000	(53,732)	2,483,000	(51,136)
ProFund VP Money Market	—	—	—	273,798,000	—	273,798,000	—

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. Prior to February 29, 2008, the Distributor received an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts for providing the distribution entity and infrastructure related platform. During the period from January 1, 2008 to February 28, 2008, the Distributor was paid its annual fee from fees already accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. Prior to May 1, 2008, for these services, each ProFund VP paid the Advisor a fee at the annual rate of 0.15% of its average daily net assets. Effective May 1, 2008, for these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $138,000 ($276,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended December 31, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.30% of its average daily net assets.

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expense is limited to an annualized rate of 1.30% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	Total

ProFund VP Bull	$—	$—	$80,011	$80,011
ProFund VP Mid-Cap	—	1,412	3,247	4,659
ProFund VP NASDAQ-100	3,520	8,984	55,558	68,062
ProFund VP Large-Cap Value	—	44,503	70,309	114,812
ProFund VP Large-Cap Growth	—	14,945	71,345	86,290
ProFund VP Mid-Cap Value	31,406	38,929	51,106	121,441
ProFund VP Mid-Cap Growth	—	12,476	63,416	75,892
ProFund VP Small-Cap Value	4,722	64,946	58,039	127,707
ProFund VP Small-Cap Growth	—	26,807	54,133	80,940
ProFund VP Asia 30	—	—	39,171	39,171
ProFund VP Europe 30	—	—	30,892	30,892
ProFund VP International	—	2,301	930	3,231
ProFund VP Emerging Markets	—	2,688	—	2,688
ProFund VP Japan	5,380	—	9,750	15,130
ProFund VP UltraBull	—	2,335	48,862	51,197
ProFund VP UltraMid-Cap	—	14,268	38,323	52,591
ProFund VP UltraSmall-Cap	—	30,280	21,966	52,246
ProFund VP UltraNASDAQ-100	—	8,194	53,149	61,343
ProFund VP Bear	—	6,646	46,063	52,709
ProFund VP Short Mid-Cap	7,642	5,564	6,804	20,010
ProFund VP Short Small-Cap	—	—	14,730	14,730
ProFund VP Short Dow 30	2,703	2,232	2,236	7,171

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	Total

ProFund VP Short NASDAQ-100	$3,792	$10,222	$31,127	$45,141
ProFund VP Short International	—	1,768	2,139	3,907
ProFund VP Short Emerging Markets	—	1,922	2,657	4,579
ProFund VP UltraShort Dow 30	2,114	1,169	1,943	5,226
ProFund VP UltraShort NASDAQ-100	1,986	1,931	2,763	6,680
ProFund VP Banks	11,566	27,891	21,638	61,095
ProFund VP Basic Materials	4,956	21,735	73,630	100,321
ProFund VP Biotechnology	4,773	10,636	19,289	34,698
ProFund VP Consumer Goods	16,859	30,496	20,111	67,466
ProFund VP Consumer Services	26,009	30,317	15,240	71,566
ProFund VP Financials	17,543	35,692	39,322	92,557
ProFund VP Health Care	—	21,944	35,630	57,574
ProFund VP Industrials	21,802	51,730	24,046	97,578
ProFund VP Internet	9,192	8,120	9,057	26,369
ProFund VP Oil & Gas	62,332	45,630	122,160	230,122
ProFund VP Pharmaceuticals	3,031	15,085	9,189	27,305
ProFund VP Precious Metals	—	22,547	73,751	96,298
ProFund VP Real Estate	13,490	37,770	23,616	74,876
ProFund VP Semiconductor	5,644	15,367	6,095	27,106
ProFund VP Technology	12,383	10,184	13,510	36,077
ProFund VP Telecommunications	9,953	25,680	19,197	54,830
ProFund VP Utilities	27,384	50,239	76,548	154,171
ProFund VP U.S. Government Plus	—	36,984	94,426	131,410
ProFund VP Rising Rates Opportunity	—	—	22,454	22,454
ProFund VP Falling U.S. Dollar	—	3,820	—	3,820
ProFund VP Money Market	—	110,014	361,124	471,138

For the year ended December 31, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$22,163
ProFund VP Mid-Cap	66
ProFund VP Small-Cap	9,523
ProFund VP Dow 30	468
ProFund VP NASDAQ-100	9,857
ProFund VP Large-Cap Value	8,983
ProFund VP Large-Cap Growth	11,234
ProFund VP Mid-Cap Value	8,561
ProFund VP Mid-Cap Growth	8,247
ProFund VP Small-Cap Value	4,466
ProFund VP Small-Cap Growth	5,618
ProFund VP Asia 30	25,955
ProFund VP Europe 30	13,967
ProFund VP International	117
ProFund VP Emerging Markets	454
ProFund VP Japan	2,831
ProFund VP UltraBull	6,916
ProFund VP UltraMid-Cap	7,127
ProFund VP UltraSmall-Cap	3,163
ProFund VP UltraNASDAQ-100	9,273
ProFund VP Bear	10,659
ProFund VP Short Mid-Cap	2,117
ProFund VP Short Small-Cap	4,927
ProFund VP Short Dow 30	44
ProFund VP Short NASDAQ-100	6,082
ProFund VP Short International	111

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Waiver

ProFund VP Short Emerging Markets	$163
ProFund VP UltraShort Dow 30	160
ProFund VP UltraShort NASDAQ-100	199
ProFund VP Banks	1,898
ProFund VP Basic Materials	19,785
ProFund VP Biotechnology	1,684
ProFund VP Consumer Goods	2,009
ProFund VP Consumer Services	455
ProFund VP Financials	3,966
ProFund VP Health Care	6,072
ProFund VP Industrials	3,137
ProFund VP Internet	1,461
ProFund VP Oil & Gas	29,197
ProFund VP Pharmaceuticals	1,974
ProFund VP Precious Metals	33,280
ProFund VP Real Estate	4,548
ProFund VP Semiconductor	689
ProFund VP Technology	2,916
ProFund VP Telecommunications	3,174
ProFund VP Utilities	20,338
ProFund VP U.S. Government Plus	17,392
ProFund VP Rising Rates Opportunity	12,009
ProFund VP Falling U.S. Dollar	1,979
ProFund VP Money Market	42,561

During the year ended December 31, 2008, the Advisor voluntarily waived additional fees of $783,463 for ProFund VP Money Market. These fees were voluntarily waived to maintain a more competitive yield. These fees are not available to be recouped in subsequent years and may be stopped at any time.

5.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2008 were as follows:

	Purchases	Sales

ProFund VP Bull	$262,623,922	$312,186,005
ProFund VP Small-Cap	25,452,676	85,431,658
ProFund VP Dow 30	37,753,907	37,121,086
ProFund VP NASDAQ-100	236,151,146	301,327,853
ProFund VP Large-Cap Value	136,554,473	152,365,674
ProFund VP Large-Cap Growth	141,262,504	172,061,796
ProFund VP Mid-Cap Value	126,174,331	154,983,826
ProFund VP Mid-Cap Growth	200,556,519	225,705,254
ProFund VP Small-Cap Value	143,367,817	139,324,713
ProFund VP Small-Cap Growth	148,865,971	148,368,261
ProFund VP Asia 30	212,680,591	330,520,375
ProFund VP Europe 30	113,779,533	177,617,630
ProFund VP UltraBull	242,249,634	245,744,298
ProFund VP UltraMid-Cap	133,189,579	158,413,887
ProFund VP UltraSmall-Cap	40,612,809	38,360,417
ProFund VP UltraNASDAQ-100	246,567,512	296,332,809
ProFund VP Banks	146,430,864	127,120,550
ProFund VP Basic Materials	183,901,781	236,093,599
ProFund VP Biotechnology	82,272,879	76,468,898
ProFund VP Consumer Goods	53,866,762	70,633,231
ProFund VP Consumer Services	29,401,778	25,332,694
ProFund VP Financials	127,000,493	110,219,423
ProFund VP Health Care	87,875,786	114,514,247
ProFund VP Industrials	70,303,424	76,802,559
ProFund VP Internet	19,522,062	27,094,068

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

	Purchases	Sales

ProFund VP Oil & Gas	$217,634,170	$285,496,696
ProFund VP Pharmaceuticals	63,273,694	60,437,571
ProFund VP Real Estate	100,504,292	104,253,649
ProFund VP Semiconductor	13,154,936	14,806,448
ProFund VP Technology	35,832,567	56,106,391
ProFund VP Telecommunications	87,308,009	93,942,380
ProFund VP Utilities	69,193,638	197,321,440

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2008 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$175,266,117	$170,941,804

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP Bull	$—	$—	$—	$—	$—	$9,291,021	$9,291,021
ProFund VP NASDAQ-100	—	—	—	3,476,760	—	5,034,444	8,511,204
ProFund VP Large Cap Value	—	—	—	—	—	4,655,898	4,655,898
ProFund VP Large Cap Growth	—	—	—	—	—	9,201,902	9,201,902
ProFund VP Mid-Cap Value	—	—	—	—	—	7,217,314	7,217,314
ProFund VP Mid-Cap Growth	—	—	—	—	—	9,824,901	9,824,901
ProFund VP Small Cap Value	—	—	—	—	—	8,197,734	8,197,734
ProFund VP International	—	—	—	—	591,470	905,346	1,496,816
ProFund VP Emerging Markets	—	—	—	—	—	4,547,921	4,547,921
ProFund VP Japan	—	—	—	1,864,158	5,078,522	7,199,827	14,142,507
ProFund VP UltraBull	—	—	—	—	3,416,970	16,765,307	20,182,277
ProFund VP UltraMid-Cap	—	—	—	—	757,453	24,203,287	24,960,740
ProFund VP UltraSmall-Cap	—	—	7,014,336	—	4,786,322	13,755,528	25,556,186
ProFund VP UltraNASDAQ-100	—	—	—	6,953,883	2,653,266	56,857,790	66,464,939
ProFund VP Bear	—	8,145,656	3,069,606	7,512,896	4,644,270	—	23,372,428
ProFund VP Short Mid-Cap	—	—	—	197,274	395,810	—	593,084
ProFund VP Short Small-Cap	—	—	—	509,147	2,926,943	—	3,436,090
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	—	39,105,978
ProFund VP Basic Materials	—	—	—	142,609	—	12,512,599	12,655,208
ProFund VP Biotechnology	—	—	—	1,478,851	—	1,895,782	3,374,633
ProFund VP Consumer Goods	—	—	—	—	—	1,896,408	1,896,408
ProFund VP Consumer Services	—	—	172,236	—	—	397,048	569,284
ProFund VP Financials	—	—	—	—	—	6,088,474	6,088,474
ProFund VP Health Care	96,603	545,130	231,706	—	—	3,312,213	4,185,652
ProFund VP Industrials	—	—	—	—	—	2,734,786	2,734,786
ProFund VP Internet	—	—	—	—	—	615,062	615,062
ProFund VP Pharmaceuticals	1,062,234	938,481	1,453,587	424,035	—	1,085,193	4,963,530
ProFund VP Precious Metals	—	—	—	—	—	57,868,281	57,868,281
ProFund VP Real Estate	—	—	—	—	—	1,750,648	1,750,648
ProFund VP Semiconductor	—	—	—	1,003,398	446,964	555,458	2,005,820
ProFund VP Technology	—	—	—	635,501	—	2,121,700	2,757,201
ProFund VP Telecommunications	—	—	—	—	—	4,673,454	4,673,454
ProFund VP Utilities	—	—	—	—	—	671,740	671,740
ProFund VP Rising Rates Opportunity	—	21,517,216	22,965,205	—	5,366,257	27,138,192	76,986,870
ProFund VP Falling U.S. Dollar	—	—	—	—	—	1,963,622	1,963,622

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

As of the tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13

ProFund VP Mid-Cap	$—	$—	$—	$—	$—
ProFund VP Dow 30	—	—	—	—	—
ProFund VP NASDAQ-100	—	9,225,557	1,424,903	6,628,365	—
ProFund VP Mid-Cap Value	—	—	960,030	1,618,391	—
ProFund VP Europe 30	4,576,404	5,807,241	3,450,241	3,425,937	—
ProFund VP Japan	—	436,173	92,208	—	—
ProFund VP UltraBull	6,605,770	5,004,296	1,935,011	195,963	2,083,596
ProFund VP UltraMid-Cap	—	1,237,920	—	—	—
ProFund VP UltraSmall-Cap	4,630,023	1,543,341	—	—	—
ProFund VP UltraNASDAQ-100	2,051,333	2,051,333	2,051,333	2,051,333	2,051,333
ProFund VP Short Small-Cap	—	—	369	—	—
ProFund VP Short NASDAQ-100	—	—	1,426,502	—	—
ProFund VP Short Emerging Markets	—	—	—	—	—
ProFund VP UltraShort NASDAQ-100	—	—	—	—	—
ProFund VP Banks	—	405,127	460,651	577,640	—
ProFund VP Basic Materials	—	376,680	125,560	—	—
ProFund VP Biotechnology	—	8,116,041	1,350,907	—	—
ProFund VP Consumer Goods	—	452,328	150,776	—	—
ProFund VP Consumer Services	—	701,646	24,850	—	—
ProFund VP Financials	—	578,912	945,462	—	—
ProFund VP Health Care	—	1,584,064	680,216	—	—
ProFund VP Industrials	—	—	82,177	—	—
ProFund VP Oil & Gas	—	1,712,692	506,983	—	506,983
ProFund VP Precious Metals	—	2,383,608	764,478	—	—
ProFund VP Real Estate	—	1,848,522	616,174	—	—
ProFund VP Semiconductor	—	1,101,535	220,307	1,102,941	—
ProFund VP Technology	1,006,389	2,609,011	186,109	3,182,798	1,074,176
ProFund VP Telecommunications	394,274	750,298	381,524	—	—
ProFund VP Utilities	339,817	2,287,980	731,393	226,080	—
ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	—

	Expires	Expires	Expires
	12/31/14	12/31/15	12/31/16	Total

ProFund VP Mid-Cap	$—	$250,620	$735,412	$986,032
ProFund VP Dow 30	—	—	1,160,308	1,160,308
ProFund VP NASDAQ-100	—	—	—	17,278,825
ProFund VP Mid-Cap Value	—	—	—	2,578,421
ProFund VP Europe 30	—	—	—	17,259,823
ProFund VP Japan	—	—	—	528,381
ProFund VP UltraBull	—	—	—	15,824,636
ProFund VP UltraMid-Cap	—	—	—	1,237,920
ProFund VP UltraSmall-Cap	—	—	—	6,173,364
ProFund VP UltraNASDAQ—100	—	—	—	10,256,665
ProFund VP Short Small-Cap	—	—	—	369
ProFund VP Short NASDAQ-100	—	—	—	1,426,502
ProFund VP Short Emerging Markets	—	56,890	55,692	112,582
ProFund VP UltraShort NASDAQ-100	8,626	—	389,217	397,843
ProFund VP Banks	—	—	—	1,443,418
ProFund VP Basic Materials	—	—	—	502,240
ProFund VP Biotechnology	—	—	—	9,466,948
ProFund VP Consumer Goods	—	—	—	603,104
ProFund VP Consumer Services	—	—	—	726,496
ProFund VP Financials	—	—	—	1,524,374
ProFund VP Health Care	—	—	—	2,264,280
ProFund VP Industrials	—	—	—	82,177

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

	Expires	Expires	Expires
	12/31/14	12/31/15	12/31/16	Total

ProFund VP Oil & Gas	$—	$—	$—	$2,726,658
ProFund VP Precious Metals	—	—	—	3,148,086
ProFund VP Real Estate	—	—	—	2,464,696
ProFund VP Semiconductor	—	—	—	2,424,783
ProFund VP Technology	—	—	—	8,058,483
ProFund VP Telecommunications	—	—	—	1,526,096
ProFund VP Utilities	—	—	—	3,585,270
ProFund VP Rising Rates Opportunity	—	—	—	1,018,870

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$—	$1,550,179	$1,550,179
ProFund VP Mid-Cap	8,867	—	8,867
ProFund VP Small-Cap	1,419,150	4,019,405	5,438,555
ProFund VP Dow 30	355,217	141,000	496,217
ProFund VP Large-Cap Value	2,268,224	5,323,273	7,591,497
ProFund VP Large-Cap Growth	922,666	92,786	1,015,452
ProFund VP Mid-Cap Value	1,713,347	6,098,996	7,812,343
ProFund VP Mid-Cap Growth	4,005,225	3,200,399	7,205,624
ProFund VP Small-Cap Value	—	3,171,170	3,171,170
ProFund VP Small-Cap Growth	—	633,201	633,201
ProFund VP Asia 30	8,396,296	2,024,237	10,420,533
ProFund VP Europe 30	3,563,363	6,878,092	10,441,455
ProFund VP International	18,878	—	18,878
ProFund VP Emerging Markets	56,841	—	56,841
ProFund VP Japan	1,770,821	—	1,770,821
ProFund VP UltraBull	570,814	—	570,814
ProFund VP UltraMid-Cap	399,998	—	399,998
ProFund VP UltraSmall-Cap	261,358	—	261,358
ProFund VP Bear	1,380,886	—	1,380,886
ProFund VP Short Mid-Cap	178,696	—	178,696
ProFund VP Short Small-Cap	1,095,474	—	1,095,474
ProFund VP Short Dow 30	10,937	—	10,937
ProFund VP Short NASDAQ-100	1,032,789	—	1,032,789
ProFund VP Short International	1,891	—	1,891
ProFund VP Short Emerging Markets	1,800	—	1,800
ProFund VP UltraShort Dow 30	239,906	—	239,906
ProFund VP UltraShort NASDAQ-100	7,203	—	7,203
ProFund VP Banks	226,667	—	226,667
ProFund VP Basic Materials	252,811	—	252,811
ProFund VP Consumer Goods	246,474	255,753	502,227
ProFund VP Financials	353,453	—	353,453
ProFund VP Health Care	130,707	—	130,707
ProFund VP Industrials	236,725	248,813	485,538
ProFund VP Internet	—	688,449	688,449
ProFund VP Oil & Gas	1,331,546	8,149,659	9,481,205
ProFund VP Pharmaceuticals	240,807	—	240,807
ProFund VP Precious Metals	13,399,391	—	13,399,391
ProFund VP Real Estate	—	272,684	272,684
ProFund VP Telecommunications	2,814,578	2,955,811	5,770,389
ProFund VP Utilities	1,582,797	1,576,054	3,158,851
ProFund VP U.S. Government Plus	1,693,910	—	1,693,910
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751
ProFund VP Falling U.S. Dollar	6,941	3,588	10,529
ProFund VP Money Market	2,089,165	—	2,089,165

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$2,622,612	$—	$2,622,612
ProFund VP Small-Cap	3,474,875	8,256,975	11,731,850
ProFund VP Dow 30	65,278	—	65,278
ProFund VP Large-Cap Value	4,939,708	777,088	5,716,796
ProFund VP Large-Cap Growth	1,062,067	343,823	1,405,890
ProFund VP Mid-Cap Value	343,445	1,857,773	2,201,218
ProFund VP Mid-Cap Growth	1,565,398	4,837,993	6,403,391
ProFund VP Small-Cap Value	2,612,774	3,076,187	5,688,961
ProFund VP Small-Cap Growth	5,194,481	6,648,440	11,842,921
ProFund VP Asia 30	138,700	—	138,700
ProFund VP Europe 30	2,790,426	1,137,286	3,927,712
ProFund VP Japan	2,406,260	—	2,406,260
ProFund VP UltraBull	4,543,080	3,034,028	7,577,108
ProFund VP UltraMid-Cap	1,752,341	598,106	2,350,447
ProFund VP UltraSmall-Cap	511,925	—	511,925
ProFund VP Bear	1,685,377	—	1,685,377
ProFund VP Short Mid-Cap	257,064	—	257,064
ProFund VP Short Small-Cap	1,250,161	—	1,250,161
ProFund VP Short Dow 30	17,458	—	17,458
ProFund VP Short NASDAQ-100	1,955,739	—	1,955,739
ProFund VP UltraShort Dow 30	2,465	—	2,465
ProFund VP UltraShort NASDAQ-100	2,299	—	2,299
ProFund VP Banks	300,628	—	300,628
ProFund VP Basic Materials	321,148	—	321,148
ProFund VP Consumer Goods	126,919	—	126,919
ProFund VP Financials	349,425	—	349,425
ProFund VP Internet	68,886	—	68,886
ProFund VP Oil & Gas	—	4,283,910	4,283,910
ProFund VP Pharmaceuticals	216,589	—	216,589
ProFund VP Precious Metals	4,327,698	—	4,327,698
ProFund VP Real Estate	650,015	1,594,418	2,244,433
ProFund VP Telecommunications	445,711	154,688	600,399
ProFund VP Utilities	1,383,974	1,113,286	2,497,260
ProFund VP U.S. Government Plus	2,350,006	—	2,350,006
ProFund VP Rising Rates Opportunity	5,128,357	—	5,128,357
ProFund VP Money Market	6,258,884	—	6,258,884

As of the tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$686,731	$—	$—	$(9,291,021)	$(5,144,032)	$(13,748,322)
ProFund VP Mid-Cap	—	—	—	(986,032)	16,587	(969,445)
ProFund VP Small-Cap	—	880,476	—	—	(403,556)	476,920
ProFund VP Dow 30	12,740	—	—	(1,160,308)	5,265	(1,142,303)
ProFund VP NASDAQ-100	—	—	—	(25,790,029)	(2,714,055)	(28,504,084)
ProFund VP Large-Cap Value	728,606	—	—	(4,655,898)	(13,776,514)	(17,703,806)
ProFund VP Large-Cap Growth	—	—	—	(9,201,902)	(4,641,339)	(13,843,241)
ProFund VP Mid-Cap Value	285,580	—	—	(9,795,735)	(7,172,820)	(16,682,975)
ProFund VP Mid-Cap Growth	—	—	—	(9,824,901)	(6,581,917)	(16,406,818)
ProFund VP Small-Cap Value	81,880	—	—	(8,197,734)	(7,877,840)	(15,993,694)
ProFund VP Small-Cap Growth	—	1,017,559	—	—	(7,136,665)	(6,119,106)
ProFund VP Asia 30	869,798	11,623,304	—	—	(1,787,458)	10,705,644

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Europe 30	$1,427,460	$—	$—	$(17,259,823)	$(8,351,964)	$(24,184,327)
ProFund VP International	2,274	—	—	(1,496,816)	44,347	(1,450,195)
ProFund VP Emerging Markets	20,311	—	—	(4,547,921)	56,716	(4,470,894)
ProFund VP Japan	65,646	—	—	(14,670,888)	—	(14,605,242)
ProFund VP UltraBull	225,919	—	—	(36,006,913)	(2,947,394)	(38,728,388)
ProFund VP UltraMid-Cap	12,162	—	—	(26,198,660)	(1,199,543)	(27,386,041)
ProFund VP UltraSmall-Cap	17,927	—	—	(31,729,550)	(2,604,648)	(34,316,271)
ProFund VP UltraNASDAQ-100	—	—	—	(76,721,604)	(3,315,638)	(80,037,242)
ProFund VP Bear	155,174	—	—	(23,372,428)	(1,381,003)	(24,598,257)
ProFund VP Short Mid-Cap	49,307	—	—	(593,084)	(214,772)	(758,549)
ProFund VP Short Small-Cap	120,502	—	—	(3,436,459)	(295,897)	(3,611,854)
ProFund VP Short Dow 30	384,163	752,710	—	—	(836)	1,136,037
ProFund VP Short NASDAQ-100	112,025	—	—	(40,532,480)	(572,439)	(40,992,894)
ProFund VP Short International	368,540	—	—	—	(237,041)	131,499
ProFund VP Short Emerging Markets	—	—	—	(112,582)	(155,610)	(268,192)
ProFund VP UltraShort Dow 30	996,459	24,167	—	—	(14,689)	1,005,937
ProFund VP UltraShort NASDAQ-100	3,579	—	—	(397,843)	(5,486)	(399,750)
ProFund VP Banks	472,552	—	—	(1,443,418)	(13,798,606)	(14,769,472)
ProFund VP Basic Materials	266,272	—	—	(13,157,448)	(15,914,037)	(28,805,213)
ProFund VP Biotechnology	—	—	—	(12,841,581)	(1,250,395)	(14,091,976)
ProFund VP Consumer Goods	88,513	—	—	(2,499,512)	(1,187,570)	(3,598,569)
ProFund VP Consumer Services	—	—	—	(1,295,780)	(321,110)	(1,616,890)
ProFund VP Financials	487,543	—	—	(7,612,848)	(11,943,341)	(19,068,646)
ProFund VP Health Care	110,530	—	—	(6,449,932)	(973,141)	(7,312,543)
ProFund VP Industrials	64,535	—	—	(2,816,963)	(3,116,517)	(5,868,945)
ProFund VP Internet	—	—	—	(615,062)	3,520	(611,542)
ProFund VP Oil & Gas	—	9,120,883	—	(2,726,658)	16,894,809	23,289,034
ProFund VP Pharmaceuticals	226,653	—	—	(4,963,530)	(2,498,482)	(7,235,359)
ProFund VP Precious Metals	974,226	—	—	(61,016,367)	1,421,593	(58,620,548)
ProFund VP Real Estate	450,707	—	—	(4,215,344)	(1,970,892)	(5,735,529)
ProFund VP Semiconductor	—	—	—	(4,430,603)	(664,911)	(5,095,514)
ProFund VP Technology	—	—	—	(10,815,684)	(1,691,393)	(12,507,077)
ProFund VP Telecommunications	423,510	—	—	(6,199,550)	(1,972,880)	(7,748,920)
ProFund VP Utilities	1,254,992	—	—	(4,257,010)	3,857,379	855,361
ProFund VP U.S. Government Plus	27,008,669	704,433	(108,727)	—	10,662,224	38,266,599
ProFund VP Rising Rates Opportunity	291,473	—	—	(78,005,740)	546,735	(77,167,532)
ProFund VP Falling U.S. Dollar	—	—	—	(1,963,622)	—	(1,963,622)
ProFund VP Money Market	—	—	—	—	—	—

At December 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$75,021,976	$16,013,593	$(21,157,625)	$(5,144,032)
ProFund VP Mid-Cap	1,703,000	—	—	—
ProFund VP Small-Cap	3,201,417	213,875	(667,002)	(453,127)
ProFund VP Dow 30	197,000	—	—	—
ProFund VP NASDAQ-100	23,900,305	7,941,212	(10,655,267)	(2,714,055)
ProFund VP Large-Cap Value	46,926,909	2,862,907	(16,639,421)	(13,776,514)
ProFund VP Large-Cap Growth	28,414,564	3,262,770	(7,904,109)	(4,641,339)
ProFund VP Mid-Cap Value	25,644,384	2,465,504	(9,638,324)	(7,172,820)
ProFund VP Mid-Cap Growth	26,043,831	2,826,134	(9,408,051)	(6,581,917)
ProFund VP Small-Cap Value	27,003,296	3,241,212	(11,119,052)	(7,877,840)
ProFund VP Small-Cap Growth	32,570,548	4,973,449	(12,110,114)	(7,136,665)
ProFund VP Asia 30	59,330,181	17,409,389	(19,196,847)	(1,787,458)

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Europe 30	$39,478,111	$6,053,734	$(14,405,698)	$(8,351,964)
ProFund VP International	983,000	—	—	—
ProFund VP Emerging Markets	4,197,000	—	—	—
ProFund VP Japan	9,502,540	—	—	—
ProFund VP UltraBull	52,142,698	2,937,955	(6,628,394)	(3,690,439)
ProFund VP UltraMid-Cap	23,342,456	2,370,940	(4,075,763)	(1,704,823)
ProFund VP UltraSmall-Cap	24,506,399	1,516,181	(4,509,600)	(2,993,419)
ProFund VP UltraNASDAQ-100	24,755,612	4,992,488	(8,498,939)	(3,506,451)
ProFund VP Bear	50,843,722	—	—	—
ProFund VP Short Mid-Cap	4,318,296	—	—	—
ProFund VP Short Small-Cap	9,972,654	—	—	—
ProFund VP Short Dow 30	180,013	—	—	—
ProFund VP Short NASDAQ-100	16,816,000	—	—	—
ProFund VP Short International	5,198,000	—	—	—
ProFund VP Short Emerging Markets	4,125,000	—	—	—
ProFund VP UltraShort Dow 30	287,013	—	—	—
ProFund VP UltraShort NASDAQ-100	337,000	—	—	—
ProFund VP Banks	29,824,454	1,149,237	(14,947,243)	(13,798,006)
ProFund VP Basic Materials	40,652,559	2,875,272	(18,789,309)	(15,914,037)
ProFund VP Biotechnology	19,279,795	4,828,029	(6,077,074)	(1,249,045)
ProFund VP Consumer Goods	10,173,044	1,340,153	(2,527,723)	(1,187,570)
ProFund VP Consumer Services	5,604,195	512,327	(833,437)	(321,110)
ProFund VP Financials	34,418,027	2,320,328	(14,263,669)	(11,943,341)
ProFund VP Health Care	26,674,949	5,804,397	(6,777,538)	(973,141)
ProFund VP Industrials	11,886,765	1,245,667	(4,362,184)	(3,116,517)
ProFund VP Internet	2,417,709	866,192	(862,672)	3,520
ProFund VP Oil & Gas	41,820,645	26,414,474	(9,517,267)	16,897,208
ProFund VP Pharmaceuticals	12,270,242	1,105,812	(3,603,544)	(2,497,732)
ProFund VP Precious Metals	92,125,000	—	—	—
ProFund VP Real Estate	14,711,824	3,196,408	(5,167,300)	(1,970,892)
ProFund VP Semiconductor	1,689,247	156,338	(821,189)	(664,851)
ProFund VP Technology	8,561,867	2,264,691	(3,956,084)	(1,691,393)
ProFund VP Telecommunications	11,011,338	1,488,055	(3,459,285)	(1,971,230)
ProFund VP Utilities	32,058,539	9,296,577	(5,439,198)	3,857,379
ProFund VP U.S. Government Plus	118,053,125	12,945,009	(351,321)	12,593,688
ProFund VP Rising Rates Opportunity	33,620,728	—	—	—
ProFund VP Falling U.S. Dollar	2,483,000	—	—	—
ProFund VP Money Market	273,798,000	—	—	—

8.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds VP transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) as counterparties for certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings. Through December 31, 2008 the Advisor incurred insignificant legal costs in connection with the engagement of counsel to assist with the Lehman bankruptcy proceedings. The outstanding swap agreement balances due to Lehman are included in “Payable for closed swap positions” on the Statements of Assets and Liabilities. The outstanding forward currency contract balances due to Lehman are included in “Payable for closed forward currency contracts” on the Statements of Assets and Liabilities.

As of December 31, 2008, the ProFunds’ VP custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund VP’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ VP Schedule of Portfolio Investments.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

9.	Participation in the U.S. Department of Treasury’s Guarantee Program for Money Market Funds

The Board of Trustees of ProFunds approved the participation of ProFund VP Money Market (the “Fund”) in the initial term of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008.

Under the Program, the United States Department of the Treasury (the “Treasury”) will guarantee, subject to certain conditions and limitations, the Fund’s $1.00 share price for, at most, the number of outstanding shares held by a shareholder as of September 19, 2008. Such conditions and limitations include the following:

•
For each shareholder of the Fund, the Program provides coverage in the event that the net asset value of any Fund share class becomes less than $0.995 (the “Guarantee Event”) and the Fund promptly liquidates thereafter for the lesser of: (i) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008; or (ii) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

	•	The Program does not cover investors who were not shareholders of the Fund on September 19, 2008.
•
The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

	•	The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

Participation in the Program required a payment to the U.S. Department of the Treasury in the amount of $29,494, which represented 0.01% based on the net asset value of the Fund as of September 19, 2008. This payment covered participation in the Program until December 18, 2008 and was expensed by the Fund through that date. Amounts expensed during the year ended December 31, 2008 are reflected on the Statements of Operations as “Treasury Guarantee Program fees.”

The Program was subsequently extended by the Treasury Department through April 30, 2009, and the Board of Trustees of the Fund approved the continued participation by the Fund in the extended Program. The terms of the extended Program are essentially the same as the Program providing protection through April 30, 2009, as well as the extended Program participation fee which represented 0.015% based on the net asset value of the Fund as of September 19, 2008. The payment amounted to $44,241 and is being expensed from December 19, 2008 through April 30, 2009.

If the Program is further extended, the Fund will consider whether to continue to participate. If the Program is extended beyond that date and the Fund decides to participate, additional payments may be required. This expense will be borne by the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following fifty funds included in the ProFunds Trust:

ProFund VP Bull	ProFund VP UltraMid-Cap	ProFund VP Financials
ProFund VP Mid-Cap	ProFund VP UltraSmall-Cap	ProFund VP Health Care
ProFund VP Small-Cap	ProFund VP UltraNASDAQ-100	ProFund VP Industrials
ProFund VP Dow 30	ProFund VP Bear	ProFund VP Internet
ProFund VP NASDAQ-100	ProFund VP Short Mid-Cap	ProFund VP Oil & Gas
ProFund VP Large-Cap Value	ProFund VP Short Small-Cap	ProFund VP Pharmaceuticals
ProFund VP Large-Cap Growth	ProFund VP Short Dow 30	ProFund VP Precious Metals
ProFund VP Mid-Cap Value	ProFund VP Short NASDAQ-100	ProFund VP Real Estate
ProFund VP Mid-Cap Growth	ProFund VP Short International	ProFund VP Semiconductor
ProFund VP Small-Cap Value	ProFund VP Short Emerging Markets	ProFund VP Technology
ProFund VP Small-Cap Growth	ProFund VP UltraShort Dow 30	ProFund VP Telecommunications
ProFund VP Asia 30	ProFund VP UltraShort NASDAQ-100	ProFund VP Utilities
ProFund VP Europe 30	ProFund VP Banks	ProFund VP U.S. Government Plus
ProFund VP International	ProFund VP Basic Materials	ProFund VP Rising Rates Opportunity
ProFund VP Emerging Markets	ProFund VP Biotechnology	ProFund VP Falling U.S. Dollar
ProFund VP Japan	ProFund VP Consumer Goods	ProFund VP Money Market
ProFund VP UltraBull	ProFund VP Consumer Services

(hereafter collectively referred to as the “Funds”) at December 31, 2008, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2009

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2008, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Small-Cap	21.51%
ProFund VP Large-Cap Value	100.00%
ProFund VP Large-Cap Growth	100.00%
ProFund VP Mid-Cap Value	34.67%
ProFund VP Mid-Cap Growth	9.70%
ProFund VP Asia 30	0.10%
ProFund VP Europe 30	7.72%
ProFund VP UltraBull	100.00%
ProFund VP UltraMid-Cap	100.00%
ProFund VP UltraSmall-Cap	97.57%
ProFund VP Banks	100.00%
ProFund VP Basic Materials	100.00%
ProFund VP Consumer Goods	100.00%
ProFund VP Financials	100.00%
ProFund VP Health Care	100.00%
ProFund VP Industrials	100.00%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Telecommunications	53.13%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2008, the amount of long-term capital gain desginated by the Funds was as follows:

Long-Term
Capital Gain

ProFund VP Bull	$1,550,179
ProFund VP Small-Cap	4,019,405
ProFund VP Dow 30	141,000
ProFund VP Large-Cap Value	5,323,273
ProFund VP Large-Cap Growth	92,786
ProFund VP Mid-Cap Value	6,098,996
ProFund VP Mid-Cap Growth	3,200,399
ProFund VP Small-Cap Value	3,171,170
ProFund VP Small-Cap Growth	633,201
ProFund VP Asia 30	2,024,237
ProFund VP Europe 30	6,878,092
ProFund VP Consumer Goods	255,753
ProFund VP Industrials	248,813
ProFund VP Internet	688,449
ProFund VP Oil & Gas	8,149,659
ProFund VP Real Estate	272,684
ProFund VP Telecommunications	2,955,811
ProFund VP Utilities	1,576,054
ProFund VP Falling U.S. Dollar	3,588

PROFUNDS VP

Board Approval of Investment Advisory Agreements (unaudited)

At a meeting held on September 15, 2008, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) with respect to each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; and (ix) information regarding trade allocation and best execution. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreements with those under other investment advisory contracts; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the investment performance of the Funds and the Advisor; (v) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services
The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees
The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment Advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

PROFUNDS VP

Board Approval of Investment Advisory Agreements (continued) (unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee, if any. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor
The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor
The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2008. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2008. The Board further reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board considered certain non-advisory services provided to the Funds by the Advisor under a separate Management Services Agreement. The Board also considered indirect, or “fall-out” benefits that both the Advisor and ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, derived from their relationship to the Funds. In addition, the Board considered the payments by the Funds of Rule 12b-1 fees to financial institutions or securities industry professionals, including PDI.

Economies of Scale
The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions
The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it intends to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2008 and held for the entire period from July 1, 2008 through December 31, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Bull	$1,000.00	$712.00	$7.01	1.63%
ProFund VP Mid-Cap	1,000.00	653.30	6.90	1.66%
ProFund VP Small-Cap	1,000.00	712.30	6.93	1.61%
ProFund VP Dow 30	1,000.00	738.20	6.60	1.51%
ProFund VP NASDAQ-100	1,000.00	655.80	6.78	1.63%
ProFund VP Large-Cap Value	1,000.00	715.60	7.03	1.63%
ProFund VP Large-Cap Growth	1,000.00	707.70	7.00	1.63%
ProFund VP Mid-Cap Value	1,000.00	688.60	6.92	1.63%
ProFund VP Mid-Cap Growth	1,000.00	626.00	6.66	1.63%
ProFund VP Small-Cap Value	1,000.00	767.20	7.24	1.63%
ProFund VP Small-Cap Growth	1,000.00	703.80	6.98	1.63%
ProFund VP Asia 30	1,000.00	617.90	6.63	1.63%
ProFund VP Europe 30	1,000.00	612.40	6.61	1.63%
ProFund VP International	1,000.00	636.00	6.70	1.63%
ProFund VP Emerging Markets	1,000.00	538.50	6.26	1.62%
ProFund VP Japan	1,000.00	667.20	6.83	1.63%
ProFund VP UltraBull	1,000.00	442.00	5.91	1.63%
ProFund VP UltraMid-Cap	1,000.00	369.90	5.61	1.63%
ProFund VP UltraSmall-Cap	1,000.00	433.80	5.87	1.63%
ProFund VP UltraNASDAQ-100	1,000.00	370.70	5.62	1.63%
ProFund VP Bear	1,000.00	1,231.70	9.09	1.62%
ProFund VP Short Mid-Cap	1,000.00	1,276.80	9.27	1.62%
ProFund VP Short Small-Cap	1,000.00	1,147.30	8.80	1.63%
ProFund VP Short Dow 30	1,000.00	1,104.50	8.62	1.63%
ProFund VP Short NASDAQ-100	1,000.00	1,326.30	9.47	1.62%
ProFund VP Short International	1,000.00	1,236.30	9.16	1.63%
ProFund VP Short Emerging Markets	1,000.00	1,293.20	9.40	1.63%
ProFund VP UltraShort Dow 30	1,000.00	1,062.40	8.40	1.62%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,523.40	10.34	1.63%
ProFund VP Banks	1,000.00	800.80	7.38	1.63%
ProFund VP Basic Materials	1,000.00	443.00	5.91	1.63%
ProFund VP Biotechnology	1,000.00	969.10	8.07	1.63%
ProFund VP Consumer Goods	1,000.00	845.80	7.56	1.63%
ProFund VP Consumer Services	1,000.00	782.30	7.30	1.63%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Financials	$1,000.00	$678.60	$6.88	1.63%
ProFund VP Health Care	1,000.00	868.50	7.66	1.63%
ProFund VP Industrials	1,000.00	672.80	6.85	1.63%
ProFund VP Internet	1,000.00	621.60	6.64	1.63%
ProFund VP Oil & Gas	1,000.00	573.90	6.45	1.63%
ProFund VP Pharmaceuticals	1,000.00	937.90	7.94	1.63%
ProFund VP Precious Metals	1,000.00	620.70	6.64	1.63%
ProFund VP Real Estate	1,000.00	628.10	6.67	1.63%
ProFund VP Semiconductor	1,000.00	587.90	6.51	1.63%
ProFund VP Technology	1,000.00	646.30	6.75	1.63%
ProFund VP Telecommunications	1,000.00	803.00	7.39	1.63%
ProFund VP Utilities	1,000.00	713.90	7.02	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,494.10	8.28	1.32%
ProFund VP Rising Rates Opportunity	1,000.00	631.50	6.77	1.65%
ProFund VP Falling U.S. Dollar	1,000.00	894.90	7.19	1.51%
ProFund VP Money Market	1,000.00	1,001.80	3.67	0.73%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Bull	$1,000.00	$1,016.94	$8.26	1.63%
ProFund VP Mid-Cap	1,000.00	1,016.79	8.42	1.66%
ProFund VP Small-Cap	1,000.00	1,017.04	8.16	1.61%
ProFund VP Dow 30	1,000.00	1,017.55	7.66	1.51%
ProFund VP NASDAQ-100	1,000.00	1,016.94	8.26	1.63%
ProFund VP Large-Cap Value	1,000.00	1,016.94	8.26	1.63%
ProFund VP Large-Cap Growth	1,000.00	1,016.94	8.26	1.63%
ProFund VP Mid-Cap Value	1,000.00	1,016.94	8.26	1.63%
ProFund VP Mid-Cap Growth	1,000.00	1,016.94	8.26	1.63%
ProFund VP Small-Cap Value	1,000.00	1,016.94	8.26	1.63%
ProFund VP Small-Cap Growth	1,000.00	1,016.94	8.26	1.63%
ProFund VP Asia 30	1,000.00	1,016.94	8.26	1.63%
ProFund VP Europe 30	1,000.00	1,016.94	8.26	1.63%
ProFund VP International	1,000.00	1,016.94	8.26	1.63%
ProFund VP Emerging Markets	1,000.00	1,016.99	8.21	1.62%
ProFund VP Japan	1,000.00	1,016.94	8.26	1.63%
ProFund VP UltraBull	1,000.00	1,016.94	8.26	1.63%
ProFund VP UltraMid-Cap	1,000.00	1,016.94	8.26	1.63%
ProFund VP UltraSmall-Cap	1,000.00	1,016.94	8.26	1.63%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.94	8.26	1.63%
ProFund VP Bear	1,000.00	1,016.99	8.21	1.62%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Short Mid-Cap	$1,000.00	$1,016.99	$8.21	1.62%
ProFund VP Short Small-Cap	1,000.00	1,016.94	8.26	1.63%
ProFund VP Short Dow 30	1,000.00	1,016.94	8.26	1.63%
ProFund VP Short NASDAQ-100	1,000.00	1,016.99	8.21	1.62%
ProFund VP Short International	1,000.00	1,016.94	8.26	1.63%
ProFund VP Short Emerging Markets	1,000.00	1,016.94	8.26	1.63%
ProFund VP UltraShort Dow 30	1,000.00	1,016.99	8.21	1.62%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.94	8.26	1.63%
ProFund VP Banks	1,000.00	1,016.94	8.26	1.63%
ProFund VP Basic Materials	1,000.00	1,016.94	8.26	1.63%
ProFund VP Biotechnology	1,000.00	1,016.94	8.26	1.63%
ProFund VP Consumer Goods	1,000.00	1,016.94	8.26	1.63%
ProFund VP Consumer Services	1,000.00	1,016.94	8.26	1.63%
ProFund VP Financials	1,000.00	1,016.94	8.26	1.63%
ProFund VP Health Care	1,000.00	1,016.94	8.26	1.63%
ProFund VP Industrials	1,000.00	1,016.94	8.26	1.63%
ProFund VP Internet	1,000.00	1,016.94	8.26	1.63%
ProFund VP Oil & Gas	1,000.00	1,016.94	8.26	1.63%
ProFund VP Pharmaceuticals	1,000.00	1,016.94	8.26	1.63%
ProFund VP Precious Metals	1,000.00	1,016.94	8.26	1.63%
ProFund VP Real Estate	1,000.00	1,016.94	8.26	1.63%
ProFund VP Semiconductor	1,000.00	1,016.94	8.26	1.63%
ProFund VP Technology	1,000.00	1,016.94	8.26	1.63%
ProFund VP Telecommunications	1,000.00	1,016.94	8.26	1.63%
ProFund VP Utilities	1,000.00	1,016.94	8.26	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,018.50	6.70	1.32%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.84	8.36	1.65%
ProFund VP Falling U.S. Dollar	1,000.00	1,017.55	7.66	1.51%
ProFund VP Money Market	1,000.00	1,021.47	3.71	0.73%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PROFUNDS VP

Trustees and Officers (unaudited)

Number of
		Term of		Portfolios* in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997 to	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		present	Managing Director	Trust (3);
Suite 1000			(May 2007 to present);	ProShares
Bethesda, MD 20814			Directorship	Trust (64)
Birth Date: 7/57			Search Group,
Inc. (Executive
Recruitment):
President (May
2004 to May 2007);
Managing Director
(March 1993 to April
2004).

Michael C. Wachs	Trustee	Indefinite;	AMC Delancey Group,	ProFunds (112);	AMC
c/o ProFunds		October	Inc. (Real Estate	Access One	Delancey
7501 Wisconsin Avenue,		1997 to	Development):	Trust (3);	Group, Inc.
Suite 1000		present	Executive Vice	ProShares
Bethesda, MD 20814			President (January 2001	Trust (64)
Birth Date: 10/61			to present).

Interested Trustee
Michael L. Sapir**	Trustee	Indefinite;	Chairman and Chief	ProFunds (112);	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the	Access One
Suite 1000		to present	Advisor (April 1997 to	Trust (3);
Bethesda, MD 20814			present); Chief	ProShares
Birth Date: 5/58			Executive Officer of ProShare	Trust (64)
Advisors LLC (November
2005 to present) and ProShare
Capital Management LLC
(June 2008 to present).

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite;	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor (April 1997 to
Bethesda, MD 20814			present); ProShare
Birth Date: 5/58			Advisors LLC (November
2005 to present);
ProShare Captial
Management LLC
(June 2008 to present).

Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to
Birth Date: 8/62			present) and ProShare
Capital Management LLC
(June 2008 to present).

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance Officer of the
Suite 1000			Advisor (October 2002 to
Bethesda, MD 20814			present); Counsel and
Birth Date: 10/58			Chief Compliance
Officer, ProShare
Advisors LLC (December
2004 to present); Chief
Compliance Officer of
the Distributor (March
2008 to present).

Stephenie E. Adams		Indefinite;	Vice President
7501 Wisconsin Avenue,	Acting Secretary	September 2007 to present	Corporate Development
Suite 1000	Assistant Secretary	April 2006 to September	of the Advisor (January
Bethesda, MD 20814		2007	2007 to present); Acting
Birth Date: 4/69			Secretary of ProShare
Advisors LLC (September
2007 to present);
Assistant Vice
President of the
Advisor (December 2002
to December 2006).

Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of
100 Summer Street,		December 2008 to present	Regulatory
Suite 1500			Administration,
Boston, MA 02110			Citi Fund Services
Birth Date: 9/70			Ohio, Inc.
(September 2008 to
present); Senior
Counsel, MetLife, Inc.
(October 2004 to
September 2008).

Troy A. Sheets	Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		June 2002 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 5/71			Ohio, Inc. (April 2002
to present).

Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		March 2006 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 11/63			Ohio, Inc. (September
1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the ProFunds VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFunds®

ProFunds are distributed by ProFunds Distributiors, Inc.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/08

Not just funds, ProFunds® Classic ProFunds VP Bull Small-Cap Europe 30 Non-Equity ProFund VP Rising Rates Opportunity

Annual Report
December 31, 2008

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
11	ProFund VP Small-Cap
23	ProFund VP Europe 30
29	ProFund VP Rising Rates Opportunity

34	Notes to Financial Statements

43	Report of Independent Registered Public Accounting Firm

44	Additional Tax Information

45	Board Approval of Investment Advisory Agreements

47	Expense Examples

48	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds VP for the 12 months ended December 31, 2008.

Stocks hit hard across the board

The past 12 months have been extraordinary, with dramatic declines across virtually all equity market segments. U.S. large-cap stocks fell, with the S&P 500 Index® dropping 36.99%. The Russell 2000® Index, representing small-cap stocks, declined 33.80% and the S&P MidCap 400® Index dropped 36.24%. At the same time, stock market volatility reached extreme levels. The CBOE VIX, a well-known volatility index, reached an all-time high of 80.86 on November 20, 2008.

Nearly all U.S. sectors were hard hit during the period. Basic materials and financials fared worst, each dropping over 50%. Technology, real estate, industrials, and oil and gas each fell more than 35%. Telecommunications, consumer services, utilities, consumer goods and health care also saw significant declines. Only the relatively small biotechnology sector showed positive returns, posting a gain of 3.75%.

International equity indexes also suffered large declines. Developed markets outside the U.S. and Canada lost 43.38% of their value, as measured by the MSCI EAFE® Index. Emerging markets met a similar fate, dropping 48.94%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar strengthen

Investors’ increased desire for safety drove U.S. bonds higher, with the Long Bond gaining 41.81% and the 10-year Treasury adding 22.22% for the period. During the first quarter of 2008, the dollar lost 6.35% against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index. The dollar rose during the subsequent three quarters, more than offsetting the first quarter’s loss. For the full year, the dollar posted an overall gain of 5.99%.

Meeting investors’ needs in uncertain markets

In times like these, many investors are seeking ways to adjust or hedge their market exposures. We’re pleased that you have turned to ProFunds to help meet those needs, and we deeply appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman

All investment performance index figures above reflect total return performance. All sector performance figures above refer to Dow Jones Sector/Industry Indexes. The performance figures above for Treasurys refer to the Ryan Labs 30-year and 10-year indexes. You may not invest directly in an index.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as investment advice.

i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.[1] ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.[2]

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2008:[3]

•
Benchmark Performance:  The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•
The Impact of Leverage on the Funds’ Performance:  The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or greater than –100% of the daily performance of an index (i.e., the Ultra ProFunds VP, VP UltraShort Dow 30, VP UltraShort NASDAQ-100, VP U.S. Government Plus, and VP Rising Rates Opportunity) was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index (i.e. Classic ProFunds VP, VP Bear, VP Short Mid-Cap, VP Short Small Cap, VP Short Dow 30, VP Short NASDAQ-100, VP Short International, VP Short Emerging Markets and VP Falling U.S. Dollar). The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% (i.e., the Inverse ProFunds VP, VP Rising Rates Opportunity, and VP Falling U.S. Dollar) was inversely impacted by the daily performance of the Funds’ underlying indexes.

•
Compounding of Daily Returns and Volatility:  Leveraged and Inverse ProFunds VP are designed to provide either a positive or negative multiple of index performance on a daily basis (before fees and expenses). A common misconception is that the Funds also should provide 200%, –200%, –125% or –100% of index performance over longer periods, such as a week, month or year. However, Fund returns over longer periods are generally less than or greater than the returns that would result from such an expectation.

The hypothetical example below is illustrative. Fund XYZ seeks to double the daily performance of Index XYZ. On each day, Fund XYZ performs in line with its objective (200% of the index’s daily performance). You might expect that over the entire five-day period, the fund’s total return would be double that of the index, but that’s not the case. For the entire period, Index XYZ gained 5.1% while Fund XYZ gained only 9.8%.

		Index XYZ		Fund XYZ

		Level	Daily Performance	Daily Performance	Net Asset Value

	Start	100.0			$100.00
	Day 1	103.0	3.0%	6.0%	$106.00
	Day 2	99.9	–3.0%	–6.0%	$99.64
	Day 3	103.9	4.0%	8.0%	$107.61
	Day 4	101.3	–2.5%	–5.0%	$102.23
	Day 5	105.1	3.7%	7.4%	$109.80

	Total Return		5.1%	9.8%

This is due to several factors, but a significant one is index volatility and its effect on fund compounding. In general, periods of higher index volatility will cause the effect of compounding to be more pronounced, while periods of lower index volatility will produce a more muted or even positive effect.

Index volatility measures how much an index’s value fluctuates, in either direction, over time. A higher volatility means that the index has experienced more dramatic changes in value. A lower volatility means that the index has changed at a steadier pace.

[1]	Other than ProFund VP Money Market.
[2]
A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance does not guarantee future results.
[4]
Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

ii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

To demonstrate this point, in the example above let’s compare Fund XYZ from the previous example to the less volatile (and also hypothetical) Fund ABC, designed to double (200%) the daily performance of Index ABC. At left, the steady uptrend of Index ABC led to a compounding effect (magnified gains upon gains) in Fund ABC that more than doubled the index’s return (10.4% vs. 5.1%). At right, the more volatile Index XYZ led to magnified fund gains and losses, producing less than 200% (9.8% vs. 5.1%). (Remember, you can’t invest directly in an index, and hypothetical fund performance does not reflect fund fees and expenses.)

In the end, the Funds are designed to accomplish their objectives on a daily basis. As a result, you shouldn’t expect the Funds to provide 200%, –200%, –125% or –100% of index performance over longer periods. If you’re interested in more details about the Funds’ longer-term performance, please see the description of correlation risk in the Funds’ prospectus. In addition the Funds’ statement of additional information, contains a deeper discussion of the factors that affect the Funds’ longer-term performance, including three tables that estimate one-year fund performance based on index behavior.

•
Cost of Obtaining Leverage and Inverse Exposure:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•
Equity Dividends and Bond Yields:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

Market Conditions Affecting Benchmark and Fund Performance - All ProFunds VP

General Factors Affecting Benchmark and Fund Performance

Below we review general economic factors and market events, as well as index performance, for the entire year of 2008.

Economy

The U.S. economy faced many challenges over the course of the year and the financial markets were under considerable stress. The housing market contraction and the deteriorating performance of subprime mortgages led to a global credit crisis. Consumer confidence dropped significantly and the unemployment rate rose to 7.2% in December. Gross Domestic Product (GDP) growth declined, going from a growth rate of 0.9% for the first quarter of 2008 to a decrease of –0.5% in the third quarter 2008.

The continued decline of the U.S. housing market triggered rising rates of default and foreclosures. Those companies holding portfolios of difficult to value mortgage backed securities (residential and commercial) were forced to take significant write-downs which affected their own creditworthiness. Much of the depreciating equity values within the financial sector can be attributed to the discount that investors were placing on the mortgage related holdings of these companies. The risk of not knowing the true breadth of the quality and size of these loan portfolios has caused a dramatic sell off in the financial sector. A reassessment of credit risk throughout all asset classes caused credit spreads to widen which made it more difficult and expensive for individuals and small business to borrow and for the latter to expand operations.

iii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Consequently, in March the Federal Reserve intervened to help facilitate the bailout of Bear Stearns, the nation’s fifth largest investment bank. In September the U.S. Treasury Department placed both Fannie Mae and Freddie Mac under the control of a conservatorship, a measure similar to Chapter 11 bankruptcy reorganization, and Lehman Brothers Holdings filed for bankruptcy.

To help mitigate the impact of these factors on economic activity, the Federal Reserve deployed a range of policy tools. Most notably, the Federal Open Market Committee reduced its target for the federal funds rate by more than 400 basis points to an all time low of between 0% and 0.25% by year end. The government also passed the Economic Stimulus Act of 2008 which provided mainly tax rebates and tax incentives in the order of $152 billion.

With the accelerating financial market crises in 2008, investors increasingly sought the perceived safety of Treasury bills, money market funds, and other ultra-secure government-related paper. The yield on the 10-year Treasury note declined to 2.25% from 4.03%, while the yield on the 30-year bond dropped to 2.67% from 4.46%. This demand for dollar denominated US Government Treasury securities sent the dollar higher verses every currency in the US Dollar Index except the Japanese Yen. The crisis of confidence in the global financial system caused the unwind of the Yen carry trade leaving the Yen to finish at historic highs verses the dollar.

The dramatic rise of energy prices and commodities over the first half of 2008 drove the Consumer Price Index (CPI) to an all time high in July to 219.96. 5.6% higher than the year before. On Jan. 2, the first trading day of the year, crude-oil futures touched $100/barrel and peaked in July at $147/barrel. Demand then weakened for most commodities as the financial crisis spread and tipped many world economies into recession. In December the CPI was back to 0.1% and crude-oil futures were at $44.60/barrel.

Index Performance5

For the one year period ending December 31, 2008, the U.S. equity market posted negative returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index, was down –36.99% for the period, its worst annual percentage decline since 1937. The S&P MidCap 400 Index declined –36.24%, the Dow Jones Industrial Average declined –31.92%, the Russell 2000 Index declined –33.80%, and the NASDAQ-100 declined –41.57% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Biotechnology had a positive performance in 2008, posting a return of +3.75%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Pharmaceuticals (–18.15%), Health Care (–22.80%), Consumer Goods (–25.69%), and Precious Metals (–28.84%). Sectors substantially underperforming the broad market were Basic Materials (–50.82%), Financials (–50.40%), Semiconductor (–49.15%), and Banks (–45.15%). The remainder of the sectors posted less dramatic returns. Outperforming the S&P 500 were Utilities (–30.25%), Consumer Services (–30.82%), Telecommunications (–32.93%), and Oil & Gas (–35.77%). Underperforming the S&P 500 were Internet (–43.77%), Technology (–42.87%), Real Estate (–40.07%), and Industrial (–39.55%). Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced negative returns. Based on these indices, SmallCap performed relatively better than MidCap and LargeCap this year: SmallCap Growth –32.84% and SmallCap Value –29.50% verses MidCap Growth –37.58%, MidCap Value –34.79%, S&P 500 Growth –34.91%, and S&P 500 Value –39.19%.

International equity markets were not immune to the global credit crisis. In Asia, Japan’s Nikkei 225 Index was down -26.47% in U.S. Dollar terms (–41.11% in yen terms). The ProFunds Asia 30 Index fell –51.24%. Emerging Markets posted a loss; The Bank of New York Mellon’s Emerging Market 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was down –48.94%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., lost –43.38%, assuming net dividends reinvestment. The ProFund Europe 30 Index was down –44.87%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +41.81. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up 5.99% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

iv

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year 2008 was 41.16%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Consumer Goods Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return	Volatility

Dow Jones U.S. Banks Index	–45.15%	78.80%
Dow Jones U.S. Real Estate Index	–40.07%	77.05%
Dow Jones Precious Metals Index	–28.84%	75.43%
Dow Jones U.S. Financials Index	–50.40%	68.73%
Bank of New York Mellon Emerging Markets 50 ADR Index	–48.94%	64.19%
ProFunds Asia 30 Index	–51.24%	60.89%
Dow Jones U.S. Basic Materials Index	–50.82%	59.29%
Dow Jones U.S. Oil & Gas Index	–35.77%	59.27%
Dow Jones U.S. Semiconductors Index	–49.15%	47.92%
Russell 2000 Index	–33.80%	46.75%
S&P SmallCap 600/Citigroup Value Index	–29.50%	46.66%
Dow Jones Composite Internet Index	–43.77%	46.49%
ProFunds Europe 30 Index	–44.87%	46.20%
Nikkei 225 Stock Average[6]	–26.47%	46.05%
S&P MidCap 400/ Citigroup Value Index	–34.79%	44.88%
Dow Jones U.S. Telecommunications Index	–32.93%	44.71%
S&P 500/Citigroup Value Index	–39.19%	44.45%
S&P MidCap 400 Index	–36.24%	43.39%
NASDAQ–100 Index	–41.57%	42.41%
S&P MidCap 400/Citigroup Growth Index	–37.58%	42.37%
Dow Jones U.S. Technology Index	–42.87%	41.20%
S&P 500 Index	–36.99%	41.16%
Dow Jones U.S. Industrials Index	–39.55%	41.09%
S&P SmallCap 600/Citigroup Growth Index	–32.84%	40.95%
Dow Jones U.S. Consumer Services Index	–30.82%	39.58%
S&P 500/Citigroup Growth Index	–34.91%	39.38%
Dow Jones U.S. Utilities Index	–30.25%	38.06%
Dow Jones Industrial Average	–31.92%	37.91%
MSCI EAFE Index	–43.38%	36.49%
Dow Jones U.S. Biotechnology Index	3.75%	33.92%
Dow Jones U.S. Pharmaceuticals Index	–18.15%	31.52%
Dow Jones U.S. Health Care Index	–22.80%	31.02%
Dow Jones U.S. Consumer Goods Index	–25.69%	30.13%
Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 4.49% at the beginning of the year, dropping to 0.39% at the end of the period. Each Ultra ProFund VP essentially pays one-times this rate plus a spread, while each Short, Inverse VP, and UltraShort ProFunds VP essentially receives two and three-time this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).
[6]	U.S. Dollar terms

v

ProFund VP Bull

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2008, the Fund had a total return of –37.67%, compared to a total return of –36.99%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), Wells Fargo & Co (–2.35%) and Johnson & Johnson (–10.30%), while the bottom three performers in this group were General Electric Co (–56.30%), Microsoft Corp (–45.39%), and AT&T Inc (–31.42%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from May 1, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Bull	5/1/2001	–37.67%	–3.89%	–4.49%	1.67%	1.63%

S&P 500 Index	5/1/2001	–36.99%	–2.19%	–2.54%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	87%
Futures Contracts	15%

Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	4.5%
Procter & Gamble Co.	2.0%
General Electric Co.	1.9%
AT&T, Inc.	1.9%
Johnson & Johnson	1.8%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	27%
Energy	13%
Financial	13%
Communications	11%
Industrial	11%
Technology	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks (87.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	5,418	$311,752
Abbott Laboratories (Pharmaceuticals)	12,096	645,564
Abercrombie & Fitch Co.—Class A (Retail)	672	15,503
Adobe Systems, Inc.* (Software)	4,158	88,524
Advanced Micro Devices, Inc.* (Semiconductors)	4,746	10,251
Aetna, Inc. (Healthcare-Services)	3,612	102,942
Affiliated Computer Services, Inc.—Class A* (Computers)	756	34,738
AFLAC, Inc. (Insurance)	3,654	167,499
Agilent Technologies, Inc.* (Electronics)	2,730	42,670
Air Products & Chemicals, Inc. (Chemicals)	1,638	82,342
AK Steel Holding Corp. (Iron/Steel)	882	8,220
Akamai Technologies, Inc.* (Internet)	1,302	19,647
Alcoa, Inc. (Mining)	6,258	70,465
Allegheny Energy, Inc. (Electric)	1,302	44,086
Allegheny Technologies, Inc. (Iron/Steel)	756	19,301
Allergan, Inc. (Pharmaceuticals)	2,394	96,526
Allstate Corp. (Insurance)	4,200	137,592
Altera Corp. (Semiconductors)	2,310	38,600
Altria Group, Inc. (Agriculture)	16,086	242,255
Amazon.com, Inc.* (Internet)	2,520	129,226
Ameren Corp. (Electric)	1,638	54,480
American Capital, Ltd. (Investment Companies)	1,596	5,171
American Electric Power, Inc. (Electric)	3,150	104,832
American Express Co. (Diversified Financial Services)	9,030	167,507
American International Group, Inc. (Insurance)	21,000	32,970
American Tower Corp.* (Telecommunications)	3,108	91,127
Ameriprise Financial, Inc. (Diversified Financial Services)	1,680	39,245
AmerisourceBergen Corp. (Pharmaceuticals)	1,218	43,434
Amgen, Inc.* (Biotechnology)	8,274	477,823
Amphenol Corp.—Class A (Electronics)	1,386	33,236
Anadarko Petroleum Corp. (Oil & Gas)	3,570	137,624
Analog Devices, Inc. (Semiconductors)	2,268	43,137
AON Corp. (Insurance)	2,100	95,928
Apache Corp. (Oil & Gas)	2,604	194,076
Apartment Investment and Management Co.—Class A (REIT)	873	10,083
Apollo Group, Inc.—Class A* (Commercial Services)	840	64,361
Apple Computer, Inc.* (Computers)	6,930	591,475
Applied Materials, Inc. (Semiconductors)	10,458	105,940
Archer-Daniels-Midland Co. (Agriculture)	4,998	144,092
Assurant, Inc. (Insurance)	924	27,720
AT&T, Inc. (Telecommunications)	45,990	1,310,715
Autodesk, Inc.* (Software)	1,764	34,663
Automatic Data Processing, Inc. (Software)	3,948	155,314
AutoNation, Inc.* (Retail)	840	8,299
AutoZone, Inc.* (Retail)	294	41,004
Avalonbay Communities, Inc. (REIT)	588	35,621
Avery Dennison Corp. (Household Products/Wares)	840	27,493
Avon Products, Inc. (Cosmetics/Personal Care)	3,318	79,732
Baker Hughes, Inc. (Oil & Gas Services)	2,394	76,776
Ball Corp. (Packaging & Containers)	756	31,442
Bank of America Corp. (Banks)	50,400	709,632
Bank of New York Mellon Corp. (Banks)	8,946	253,440
Bard (C.R.), Inc. (Healthcare-Products)	756	63,701
Baxter International, Inc. (Healthcare-Products)	4,830	258,840
BB&T Corp. (Banks)	4,326	118,792
Becton, Dickinson & Co. (Healthcare-Products)	1,890	129,257
Bed Bath & Beyond, Inc.* (Retail)	2,016	51,247
Bemis Co., Inc. (Packaging & Containers)	798	18,897
Best Buy Co., Inc. (Retail)	2,646	74,379
Big Lots, Inc.* (Retail)	630	9,129
Biogen Idec, Inc.* (Biotechnology)	2,268	108,025
BJ Services Co. (Oil & Gas Services)	2,268	26,468
Black & Decker Corp. (Hand/Machine Tools)	462	19,316
BMC Software, Inc.* (Software)	1,470	39,558
Boeing Co. (Aerospace/Defense)	5,712	243,731
Boston Properties, Inc. (REIT)	924	50,820
Boston Scientific Corp.* (Healthcare-Products)	11,718	90,697
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,456	359,352
Broadcom Corp.—Class A* (Semiconductors)	3,486	59,157
Brown-Forman Corp. (Beverages)	756	38,926
Burlington Northern Santa Fe Corp. (Transportation)	2,184	165,351
C.H. Robinson Worldwide, Inc. (Transportation)	1,302	71,649
CA, Inc. (Software)	3,066	56,813
Cabot Oil & Gas Corp. (Oil & Gas)	798	20,748
Cameron International Corp.* (Oil & Gas Services)	1,722	35,301
Campbell Soup Co. (Food)	1,596	47,896

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

Capital One Financial Corp. (Diversified Financial Services)	3,066	$97,775
Cardinal Health, Inc. (Pharmaceuticals)	2,814	96,999
Carnival Corp.—Class AADR (Leisure Time)	3,402	82,737
Caterpillar, Inc. (Machinery-Construction & Mining)	4,704	210,128
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,722	7,439
CBS Corp.—Class B (Media)	5,292	43,341
Celgene Corp.* (Biotechnology)	3,570	197,350
CenterPoint Energy, Inc. (Electric)	2,688	33,923
Centex Corp. (Home Builders)	966	10,278
CenturyTel, Inc. (Telecommunications)	798	21,809
Cephalon, Inc.* (Pharmaceuticals)	546	42,064
CF Industries Holdings, Inc. (Chemicals)	462	22,712
Chesapeake Energy Corp. (Oil & Gas)	4,200	67,914
ChevronTexaco Corp. (Oil & Gas)	15,834	1,171,241
Chubb Corp. (Insurance)	2,772	141,372
Ciena Corp.* (Telecommunications)	714	4,784
CIGNA Corp. (Insurance)	2,142	36,093
Cincinnati Financial Corp. (Insurance)	1,260	36,628
Cintas Corp. (Textiles)	1,008	23,416
Cisco Systems, Inc.* (Telecommunications)	45,696	744,845
CIT Group, Inc. (Diversified Financial Services)	2,226	10,106
Citigroup, Inc. (Diversified Financial Services)	42,504	285,202
Citrix Systems, Inc.* (Software)	1,428	33,658
Clorox Co. (Household Products/Wares)	1,092	60,672
CME Group, Inc. (Diversified Financial Services)	504	104,887
CMS Energy Corp. (Electric)	1,764	17,816
Coach, Inc.* (Apparel)	2,562	53,213
Coca-Cola Co. (Beverages)	15,540	703,496
Coca-Cola Enterprises, Inc. (Beverages)	2,478	29,810
Cognizant Technology Solutions Corp.* (Computers)	2,268	40,960
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,948	270,596
Comcast Corp.—Special Class A (Media)	22,470	379,294
Comerica, Inc. (Banks)	1,176	23,344
Computer Sciences Corp.* (Computers)	1,176	41,325
Compuware Corp.* (Software)	1,932	13,041
ConAgra Foods, Inc. (Food)	3,486	57,519
ConocoPhillips (Oil & Gas)	11,634	602,641
CONSOL Energy, Inc. (Coal)	1,428	40,812
Consolidated Edison, Inc. (Electric)	2,142	83,388
Constellation Brands, Inc.* (Beverages)	1,512	23,844
Constellation Energy Group, Inc. (Electric)	1,386	34,775
Convergys Corp.* (Commercial Services)	966	6,192
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,344	39,285
Corning, Inc. (Telecommunications)	12,138	115,675
Costco Wholesale Corp. (Retail)	3,360	176,400
Coventry Health Care, Inc.* (Healthcare-Services)	1,176	17,499
Covidien, Ltd.ADR (Healthcare-Products)	3,948	143,076
CSX Corp. (Transportation)	3,066	99,553
Cummins, Inc. (Machinery-Diversified)	1,554	41,538
CVS Corp. (Retail)	11,214	322,290
D.R. Horton, Inc. (Home Builders)	2,142	15,144
Danaher Corp. (Miscellaneous Manufacturing)	2,016	114,126
Darden Restaurants, Inc. (Retail)	1,092	30,773
DaVita, Inc.* (Healthcare-Services)	798	39,557
Dean Foods Co.* (Food)	1,218	21,887
Deere & Co. (Machinery-Diversified)	3,318	127,146
Dell, Inc.* (Computers)	13,524	138,486
DENTSPLY International, Inc. (Healthcare-Products)	1,176	33,210
Developers Diversified Realty Corp. (REIT)	924	4,509
Devon Energy Corp. (Oil & Gas)	3,444	226,305
DIRECTV Group, Inc.* (Media)	4,242	97,184
Discover Financial Services (Diversified Financial Services)	3,738	35,623
Dominion Resources, Inc. (Electric)	4,536	162,570
Dover Corp. (Miscellaneous Manufacturing)	1,470	48,392
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,974	32,078
DTE Energy Co. (Electric)	1,260	44,944
Duke Energy Corp. (Electric)	9,870	148,149
Dun & Bradstreet Corp. (Software)	420	32,424
Dynegy, Inc.—Class A* (Electric)	3,948	7,896
E* TRADE Financial Corp.* (Diversified Financial Services)	4,410	5,072
E.I. du Pont de Nemours & Co. (Chemicals)	7,056	178,517
Eastman Chemical Co. (Chemicals)	546	17,314
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,100	13,818
Eaton Corp. (Miscellaneous Manufacturing)	1,302	64,722
eBay, Inc.* (Internet)	8,358	116,678
Ecolab, Inc. (Chemicals)	1,302	45,765
Edison International (Electric)	2,562	82,291
El Paso Corp. (Pipelines)	5,460	42,752
Electronic Arts, Inc.* (Software)	2,520	40,421
Eli Lilly & Co. (Pharmaceuticals)	7,812	314,589
Embarq Corp. (Telecommunications)	1,092	39,268
EMC Corp.* (Computers)	15,918	166,661
Emerson Electric Co. (Electrical Components & Equipment)	6,006	219,880
Ensco International, Inc. (Oil & Gas)	1,092	31,002
Entergy Corp. (Electric)	1,470	122,201
EOG Resources, Inc. (Oil & Gas)	1,932	128,633
Equifax, Inc. (Commercial Services)	966	25,618
Equitable Resources, Inc. (Pipelines)	1,008	33,818
Equity Residential Properties Trust (REIT)	2,142	63,874
Exelon Corp. (Electric)	5,124	284,946
Expedia, Inc.* (Internet)	1,638	13,497
Expeditors International of Washington, Inc. (Transportation)	1,638	54,496
Express Scripts, Inc.* (Pharmaceuticals)	1,932	106,221
Exxon Mobil Corp. (Oil & Gas)	39,690	3,168,453
Family Dollar Stores, Inc. (Retail)	1,092	28,468
Fastenal Co. (Distribution/Wholesale)	1,008	35,129
Federated Investors, Inc.—Class B (Diversified Financial Services)	672	11,397
FedEx Corp. (Transportation)	2,436	156,269
Fidelity National Information Services, Inc. (Software)	1,470	23,917
Fifth Third Bancorp (Banks)	4,494	37,120
First Horizon National Corp. (Banks)	1,623	17,155
FirstEnergy Corp. (Electric)	2,394	116,301
Fiserv, Inc.* (Software)	1,260	45,826
FLIR Systems, Inc.* (Electronics)	1,050	32,214
Flowserve Corp. (Machinery-Diversified)	462	23,793
Fluor Corp. (Engineering & Construction)	1,428	64,074
Ford Motor Co.* (Auto Manufacturers)	18,648	42,704
Forest Laboratories, Inc.* (Pharmaceuticals)	2,352	59,905
Fortune Brands, Inc. (Household Products/Wares)	1,176	48,545
FPL Group, Inc. (Electric)	3,192	160,653
Franklin Resources, Inc. (Diversified Financial Services)	1,176	75,005
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,940	71,854
Frontier Communications Corp. (Telecommunications)	2,436	21,291
GameStop Corp.—Class A* (Retail)	1,260	27,292
Gannett Co., Inc. (Media)	1,764	14,112
General Dynamics Corp. (Aerospace/Defense)	3,024	174,152
General Electric Co. (Miscellaneous Manufacturing)	81,942	1,327,460
General Mills, Inc. (Food)	2,604	158,193

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

General Motors Corp. (Auto Manufacturers)	4,746	$15,187
Genuine Parts Co. (Distribution/Wholesale)	1,260	47,704
Genworth Financial, Inc.—Class A (Diversified Financial Services)	3,360	9,509
Genzyme Corp.* (Biotechnology)	2,100	139,377
Gilead Sciences, Inc.* (Pharmaceuticals)	7,182	367,287
Goodrich Corp. (Aerospace/Defense)	966	35,761
Google, Inc.—Class A* (Internet)	1,848	568,537
H & R Block, Inc. (Commercial Services)	2,646	60,117
Halliburton Co. (Oil & Gas Services)	6,972	126,751
Harley-Davidson, Inc. (Leisure Time)	1,806	30,648
Harman International Industries, Inc. (Home Furnishings)	462	7,729
Harris Corp. (Telecommunications)	1,050	39,953
Hartford Financial Services Group, Inc. (Insurance)	2,352	38,620
Hasbro, Inc. (Toys/Games/Hobbies)	966	28,178
HCP, Inc. (REIT)	1,974	54,818
Heinz (H.J.) Co. (Food)	2,436	91,594
Hess Corp. (Oil & Gas)	2,226	119,403
Hewlett-Packard Co. (Computers)	19,110	693,502
Home Depot, Inc. (Retail)	13,230	304,555
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,670	186,146
Hospira, Inc.* (Pharmaceuticals)	1,260	33,793
Host Marriott Corp. (REIT)	4,074	30,840
Hudson City Bancorp, Inc. (Savings & Loans)	4,074	65,021
Humana, Inc.* (Healthcare-Services)	1,302	48,539
Huntington Bancshares, Inc. (Banks)	2,856	21,877
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,066	107,463
IMS Health, Inc. (Software)	1,428	21,648
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	2,478	42,993
Integrys Energy Group, Inc. (Electric)	588	25,272
Intel Corp. (Semiconductors)	43,386	636,039
IntercontinentalExchange, Inc.* (Diversified Financial Services)	546	45,012
International Business Machines Corp. (Computers)	10,500	883,680
International Flavors & Fragrances, Inc. (Chemicals)	630	18,724
International Game Technology (Entertainment)	2,310	27,466
International Paper Co. (Forest Products & Paper)	3,318	39,152
Interpublic Group of Cos., Inc.* (Advertising)	3,738	14,802
Intuit, Inc.* (Software)	2,478	58,952
Intuitive Surgical, Inc.* (Healthcare-Products)	294	37,335
Invesco, Ltd.ADR (Diversified Financial Services)	3,024	43,667
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,428	65,674
J.C. Penney Co., Inc. (Retail)	1,722	33,923
J.P. Morgan Chase & Co. (Diversified Financial Services)	29,106	917,712
Jabil Circuit, Inc. (Electronics)	1,638	11,057
Jacobs Engineering Group, Inc.* (Engineering & Construction)	966	46,465
Janus Capital Group, Inc. (Diversified Financial Services)	1,218	9,781
JDS Uniphase Corp.* (Telecommunications)	1,722	6,285
JM Smucker Co. (Food)	924	40,065
Johnson & Johnson (Healthcare-Products)	21,630	1,294,123
Johnson Controls, Inc. (Auto Parts & Equipment)	4,620	83,899
Jones Apparel Group, Inc. (Apparel)	630	3,692
Juniper Networks, Inc.* (Telecommunications)	4,116	72,071
KB Home (Home Builders)	588	8,009
Kellogg Co. (Food)	1,974	86,560
KeyCorp (Banks)	3,864	32,921
Kimberly-Clark Corp. (Household Products/Wares)	3,234	170,561
Kimco Realty Corp. (REIT)	1,806	33,014
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,932	20,518
KLA - Tencor Corp. (Semiconductors)	1,302	28,371
Kohls Corp.* (Retail)	2,394	86,663
Kraft Foods, Inc. (Food)	11,466	307,862
Kroger Co. (Food)	5,082	134,216
L-3 Communications Holdings, Inc. (Aerospace/Defense)	924	68,173
Laboratory Corp. of America Holdings* (Healthcare-Services)	840	54,104
Legg Mason, Inc. (Diversified Financial Services)	1,092	23,926
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,218	18,501
Lender Processing Services, Inc. (Diversified Financial Services)	656	19,319
Lennar Corp.—Class A (Home Builders)	1,092	9,468
Leucadia National Corp.* (Holding Companies-Diversified)	1,386	27,443
Lexmark International, Inc.—Class A* (Computers)	630	16,947
Life Technologies Corp.* (Biotechnology)	1,344	31,329
Limited, Inc. (Retail)	2,100	21,084
Lincoln National Corp. (Insurance)	2,016	37,981
Linear Technology Corp. (Semiconductors)	1,722	38,091
Lockheed Martin Corp. (Aerospace/Defense)	2,604	218,944
Loews Corp. (Insurance)	2,814	79,496
Lorillard, Inc. (Agriculture)	1,302	73,368
Lowe’s Cos., Inc. (Retail)	11,424	245,844
LSI Logic Corp.* (Semiconductors)	5,040	16,582
M&T Bank Corp. (Banks)	588	33,757
Macy’s, Inc. (Retail)	3,276	33,907
Manitowoc Co. (Machinery-Diversified)	1,008	8,729
Marathon Oil Corp. (Oil & Gas)	5,502	150,535
Marriott International, Inc.—Class A (Lodging)	2,268	44,113
Marsh & McLennan Cos., Inc. (Insurance)	4,032	97,857
Marshall & Ilsley Corp. (Banks)	2,016	27,498
Masco Corp. (Building Materials)	2,814	31,320
Massey Energy Co. (Coal)	672	9,267
MasterCard, Inc.—Class A (Software)	546	78,040
Mattel, Inc. (Toys/Games/Hobbies)	2,814	45,024
MBIA, Inc.* (Insurance)	1,470	5,983
McAfee, Inc.* (Internet)	1,134	39,202
McCormick & Co., Inc. (Food)	1,008	32,115
McDonald’s Corp. (Retail)	8,694	540,680
McGraw-Hill Cos., Inc. (Media)	2,436	56,491
McKesson Corp. (Commercial Services)	2,142	82,960
MeadWestvaco Corp. (Forest Products & Paper)	1,344	15,039
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,906	163,700
Medtronic, Inc. (Healthcare-Products)	8,736	274,485
MEMC Electronic Materials, Inc.* (Semiconductors)	1,764	25,190
Merck & Co., Inc. (Pharmaceuticals)	16,506	501,782
Meredith Corp. (Media)	294	4,922
MetLife, Inc. (Insurance)	6,174	215,226
Microchip Technology, Inc. (Semiconductors)	1,428	27,889
Micron Technology, Inc.* (Semiconductors)	5,964	15,745
Microsoft Corp. (Software)	59,682	1,160,218
Millipore Corp.* (Biotechnology)	420	21,638
Molex, Inc. (Electrical Components & Equipment)	1,092	15,823
Molson Coors Brewing Co.—Class B (Beverages)	1,176	57,530
Monsanto Co. (Agriculture)	4,284	301,379
Monster Worldwide, Inc.* (Internet)	966	11,679
Moody’s Corp. (Commercial Services)	1,512	30,376
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,274	132,715
Motorola, Inc. (Telecommunications)	17,682	78,331
Murphy Oil Corp. (Oil & Gas)	1,470	65,195

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

Mylan Laboratories, Inc.* (Pharmaceuticals)	2,394	$23,677
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,226	26,645
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,050	25,946
National Semiconductor Corp. (Semiconductors)	1,512	15,226
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,276	80,065
NetApp, Inc.* (Computers)	2,562	35,791
Newell Rubbermaid, Inc. (Housewares)	2,142	20,949
Newmont Mining Corp. (Mining)	3,528	143,590
News Corp.—Class A (Media)	17,934	163,020
Nicor, Inc. (Gas)	336	11,673
NIKE, Inc.—Class B (Apparel)	3,066	156,366
NiSource, Inc. (Electric)	2,142	23,498
Noble Corp.ADR (Oil & Gas)	2,058	45,399
Noble Energy, Inc. (Oil & Gas)	1,344	66,152
Nordstrom, Inc. (Retail)	1,260	16,771
Norfolk Southern Corp. (Transportation)	2,898	136,351
Northern Trust Corp. (Banks)	1,722	89,785
Northrop Grumman Corp. (Aerospace/Defense)	2,562	115,392
Novell, Inc.* (Software)	2,688	10,456
Novellus Systems, Inc.* (Semiconductors)	756	9,329
Nucor Corp. (Iron/Steel)	2,436	112,543
NVIDIA Corp.* (Semiconductors)	4,200	33,894
NYSE Euronext (Diversified Financial Services)	2,058	56,348
Occidental Petroleum Corp. (Oil & Gas)	6,300	377,937
Office Depot, Inc.* (Retail)	2,142	6,383
Omnicom Group, Inc. (Advertising)	2,436	65,577
Oracle Corp.* (Software)	30,576	542,112
Owens-Illinois, Inc.* (Packaging & Containers)	1,260	34,436
PACCAR, Inc. (Auto Manufacturers)	2,814	80,480
Pactiv Corp.* (Packaging & Containers)	1,008	25,079
Pall Corp. (Miscellaneous Manufacturing)	924	26,269
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,260	53,600
Patriot Coal Corp.* (Coal)	566	3,538
Patterson Cos., Inc.* (Healthcare-Products)	714	13,388
Paychex, Inc. (Commercial Services)	2,520	66,226
Peabody Energy Corp. (Coal)	2,100	47,775
People’s United Financial, Inc. (Banks)	2,730	48,676
Pepco Holdings, Inc. (Electric)	1,680	29,837
PepsiCo, Inc. (Beverages)	12,138	664,798
PerkinElmer, Inc. (Electronics)	924	12,853
Pfizer, Inc. (Pharmaceuticals)	52,626	932,006
PG&E Corp. (Electric)	2,814	108,930
Philip Morris International, Inc. (Commercial Services)	15,792	687,110
Pinnacle West Capital Corp. (Electric)	798	25,640
Pioneer Natural Resources Co. (Oil & Gas)	924	14,950
Pitney Bowes, Inc. (Office/Business Equipment)	1,596	40,666
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,302	45,231
PNC Financial Services Group (Banks)	3,192	156,408
Polo Ralph Lauren Corp. (Apparel)	420	19,072
PPG Industries, Inc. (Chemicals)	1,302	55,244
PPL Corp. (Electric)	2,940	90,229
Praxair, Inc. (Chemicals)	2,394	142,108
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,092	64,952
Principal Financial Group, Inc. (Insurance)	2,016	45,501
Procter & Gamble Co. (Cosmetics/Personal Care)	23,310	1,441,024
Progress Energy, Inc. (Electric)	2,058	82,011
Progressive Corp. (Insurance)	5,292	78,375
ProLogis (REIT)	2,058	28,586
Prudential Financial, Inc. (Insurance)	3,318	100,403
Public Service Enterprise Group, Inc. (Electric)	3,948	115,163
Public Storage, Inc. (REIT)	966	76,797
Pulte Homes, Inc. (Home Builders)	1,680	18,362
QLogic Corp.* (Semiconductors)	1,008	13,548
Qualcomm, Inc. (Telecommunications)	12,936	463,497
Quest Diagnostics, Inc. (Healthcare-Services)	1,218	63,226
Questar Corp. (Pipelines)	1,344	43,935
Qwest Communications International, Inc. (Telecommunications)	11,424	41,583
R.R. Donnelley & Sons Co. (Commercial Services)	1,596	21,674
RadioShack Corp. (Retail)	966	11,534
Range Resources Corp. (Oil & Gas)	1,218	41,887
Raytheon Co. (Aerospace/Defense)	3,234	165,063
Regions Financial Corp. (Banks)	5,418	43,127
Republic Services, Inc. (Environmental Control)	2,520	62,471
Reynolds American, Inc. (Agriculture)	1,302	52,484
Robert Half International, Inc. (Commercial Services)	1,218	25,359
Rockwell Collins, Inc. (Aerospace/Defense)	1,218	47,612
Rockwell International Corp. (Machinery-Diversified)	1,092	35,206
Rohm & Haas Co. (Chemicals)	966	59,689
Rowan Cos., Inc. (Oil & Gas)	882	14,024
Ryder System, Inc. (Transportation)	420	16,288
Safeway, Inc. (Food)	3,360	79,867
Salesforce.com, Inc.* (Software)	798	25,544
SanDisk Corp.* (Computers)	1,764	16,934
Sara Lee Corp. (Food)	5,502	53,865
SCANA Corp. (Electric)	882	31,399
Schering-Plough Corp. (Pharmaceuticals)	12,684	216,009
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,324	394,685
Scripps Networks Interactive—Class A (Entertainment)	714	15,708
Sealed Air Corp. (Packaging & Containers)	1,218	18,197
Sears Holdings Corp.* (Retail)	420	16,325
Sempra Energy (Gas)	1,890	80,571
Sherwin-Williams Co. (Chemicals)	756	45,171
Sigma-Aldrich Corp. (Chemicals)	966	40,804
Simon Property Group, Inc. (REIT)	1,764	93,721
SLM Corp.* (Diversified Financial Services)	3,654	32,521
Smith International, Inc. (Oil & Gas Services)	1,722	39,417
Snap-on, Inc. (Hand/Machine Tools)	462	18,194
Southern Co. (Electric)	6,048	223,776
Southwest Airlines Co. (Airlines)	5,754	49,599
Southwestern Energy Co.* (Oil & Gas)	2,688	77,871
Sovereign Bancorp, Inc.* (Savings & Loans)	4,242	12,641
Spectra Energy Corp. (Pipelines)	4,788	75,363
Sprint Nextel Corp.* (Telecommunications)	22,302	40,813
St. Jude Medical, Inc.* (Healthcare-Products)	2,688	88,596
Staples, Inc. (Retail)	5,586	100,101
Starbucks Corp.* (Retail)	5,754	54,433
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,428	25,561
State Street Corp. (Banks)	3,360	132,149
Stericycle, Inc.* (Environmental Control)	672	34,998
Stryker Corp. (Healthcare-Products)	1,890	75,506
Sun Microsystems, Inc.* (Computers)	5,754	21,980
Sunoco, Inc. (Oil & Gas)	924	40,157
SunTrust Banks, Inc. (Banks)	2,772	81,885
SuperValu, Inc. (Food)	1,638	23,915
Symantec Corp.* (Internet)	6,510	88,015
Sysco Corp. (Food)	4,662	106,946
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,016	71,447
Target Corp. (Retail)	5,880	203,036
TECO Energy, Inc. (Electric)	1,680	20,748
Tellabs, Inc.* (Telecommunications)	3,108	12,805
Tenet Healthcare Corp.* (Healthcare-Services)	3,234	3,719
Teradata Corp.* (Computers)	1,386	20,554
Teradyne, Inc.* (Semiconductors)	1,302	5,494

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008
Common Stocks, continued
	Shares	Value

Tesoro Petroleum Corp. (Oil & Gas)	1,092	$14,382
Texas Instruments, Inc. (Semiconductors)	10,122	157,093
Textron, Inc. (Miscellaneous Manufacturing)	1,890	26,214
The AES Corp.* (Electric)	5,250	43,260
The Charles Schwab Corp. (Diversified Financial Services)	7,308	118,170
The Dow Chemical Co. (Chemicals)	7,224	109,010
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	924	28,607
The Gap, Inc. (Retail)	3,654	48,927
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,444	290,639
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,890	11,283
The Hershey Co. (Food)	1,302	45,231
The New York Times Co.—Class A (Media)	924	6,773
The Pepsi Bottling Group, Inc. (Beverages)	1,050	23,636
The Stanley Works (Hand/Machine Tools)	630	21,483
The Travelers Companies, Inc. (Insurance)	4,578	206,926
The Williams Cos., Inc. (Pipelines)	4,536	65,681
Thermo Electron Corp.* (Electronics)	3,276	111,613
Tiffany & Co. (Retail)	966	22,827
Time Warner, Inc. (Media)	27,972	281,398
Titanium Metals Corp. (Mining)	672	5,920
TJX Cos., Inc. (Retail)	3,234	66,523
Torchmark Corp. (Insurance)	672	30,038
Total System Services, Inc. (Software)	1,554	21,756
Tyco Electronics, Ltd.ADR (Electronics)	3,570	57,870
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,696	79,834
Tyson Foods, Inc.—Class A (Food)	2,352	20,604
U.S. Bancorp (Banks)	13,692	342,437
Union Pacific Corp. (Transportation)	3,948	188,714
United Parcel Service, Inc.—Class B (Transportation)	7,770	428,593
United States Steel Corp. (Iron/Steel)	924	34,373
United Technologies Corp. (Aerospace/Defense)	7,434	398,462
UnitedHealth Group, Inc. (Healthcare-Services)	9,408	250,253
UnumProvident Corp. (Insurance)	2,604	48,434
UST, Inc. (Agriculture)	1,176	81,591
V.F. Corp. (Apparel)	672	36,805
Valero Energy Corp. (Oil & Gas)	4,032	87,252
Varian Medical Systems, Inc.* (Healthcare-Products)	966	33,849
VeriSign, Inc.* (Internet)	1,512	28,849
Verizon Communications, Inc. (Telecommunications)	22,176	751,766
Viacom, Inc.—Class B* (Media)	4,788	91,259
Vornado Realty Trust (REIT)	1,092	65,902
Vulcan Materials Co. (Building Materials)	840	58,447
W.W. Grainger, Inc. (Distribution/Wholesale)	504	39,735
Wal-Mart Stores, Inc. (Retail)	17,430	977,126
Walgreen Co. (Retail)	7,728	190,650
Walt Disney Co. (Media)	14,448	327,825
Washington Post Co.—Class B (Media)	42	16,391
Waste Management, Inc. (Environmental Control)	3,822	126,661
Waters Corp.* (Electronics)	756	27,707
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	798	21,203
Weatherford International, Ltd.ADR* (Oil & Gas Services)	5,334	57,714
WellPoint, Inc.* (Healthcare-Services)	3,990	168,099
Wells Fargo & Co. (Banks)	32,970	971,956
Western Union Co. (Commercial Services)	5,586	80,103
Weyerhaeuser Co. (Forest Products & Paper)	1,638	50,139
Whirlpool Corp. (Home Furnishings)	588	24,314
Whole Foods Market, Inc. (Food)	1,092	10,308
Windstream Corp. (Telecommunications)	3,444	31,685
Wisconsin Energy Corp. (Electric)	924	38,790
Wyeth (Pharmaceuticals)	10,374	389,129
Wyndham Worldwide Corp. (Lodging)	1,386	9,078
Wynn Resorts, Ltd.* (Lodging)	462	19,524
Xcel Energy, Inc. (Electric)	3,486	64,665
Xerox Corp. (Office/Business Equipment)	6,762	53,893
Xilinx, Inc. (Semiconductors)	2,142	38,170
XL Capital, Ltd.—Class AADR (Insurance)	2,562	9,479
XTO Energy, Inc. (Oil & Gas)	4,494	158,503
Yahoo!, Inc.* (Internet)	10,836	132,199
YUM! Brands, Inc. (Retail)	3,612	113,778
Zimmer Holdings, Inc.* (Healthcare-Products)	1,764	71,301
Zions Bancorp (Banks)	882	21,618

TOTAL COMMON STOCKS
(Cost $45,951,483)		61,374,944

Repurchase Agreements (12.1%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,944,001 (Collateralized by $1,975,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,985,138)	$1,944,000	1,944,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $2,424,001 (Collateralized by $2,352,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $2,473,172)	2,424,000	2,424,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $4,060,002 (Collateralized by $3,970,000 Federal Home Loan Bank, 3.38%, 6/24/11, market value $4,144,506)	4,060,000	4,060,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $75,000 (Collateralized by $80,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $80,862)	75,000	75,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,503,000)		8,503,000

TOTAL INVESTMENT SECURITIES
(Cost $54,454,483)—99.1%		69,877,944
Net other assets (liabilities)—0.9%		645,194

NET ASSETS—100.0%		$70,523,138

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,601,000)	80	$84,668
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $6,751,875)	30	193,740

See accompanying notes to the financial statements.

6

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.2%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	4.5%
Beverages	2.1%
Biotechnology	1.4%
Building Materials	0.1%
Chemicals	1.3%
Coal	0.2%
Commercial Services	1.5%
Computers	3.9%
Cosmetics/Personal Care	2.5%
Distribution/Wholesale	0.3%
Diversified Financial Services	3.7%
Electric	3.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.4%
Food	1.8%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.7%
Healthcare-Services	1.1%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.3%
Internet	1.6%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.4%
Media	2.0%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	3.7%
Office/Business Equipment	0.2%
Oil & Gas	10.0%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	6.2%
Pipelines	0.5%
REIT	0.7%
Real Estate	NM
Retail	5.6%
Savings & Loans	0.1%
Semiconductors	1.9%
Software	3.5%
Telecommunications	5.7%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	13.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Bull

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$54,454,483

Securities, at value	61,374,944
Repurchase agreements, at value	8,503,000

Total Investment Securities, at value	69,877,944
Cash	3,312
Segregated cash balances with brokers for futures contracts	1,403,575
Dividends and interest receivable	152,320
Receivable for capital shares issued	21,134
Receivable for investments sold	266,784
Variation margin on futures contracts	158,125
Prepaid expenses	208

Total Assets	71,883,402

Liabilities:
Payable for investments purchased	382,899
Payable for capital shares redeemed	804,802
Advisory fees payable	30,644
Management services fees payable	4,086
Administration fees payable	2,709
Administrative services fees payable	26,832
Distribution fees payable	22,510
Trustee fees payable	344
Transfer agency fees payable	13,456
Fund accounting fees payable	5,782
Compliance services fees payable	1,668
Other accrued expenses	64,532

Total Liabilities	1,360,264

Net Assets	$70,523,138

Net Assets consist of:
Capital	$84,271,460
Accumulated net investment income (loss)	686,731
Accumulated net realized gains (losses) on investments	(30,136,922)
Net unrealized appreciation (depreciation) on investments	15,701,869

Net Assets	$70,523,138

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,724,873

Net Asset Value (offering and redemption price per share)	$18.93

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,273,553
Interest	181,308

Total Investment Income	2,454,861

Expenses:
Advisory fees	813,555
Management services fees	130,639
Administration fees	37,762
Transfer agency fees	50,540
Administrative services fees	352,223
Distribution fees	271,185
Custody fees	28,090
Fund accounting fees	71,388
Trustee fees	1,862
Compliance services fees	1,154
Other fees	111,906

Total Gross Expenses before reductions	1,870,304
Less Expenses reduced by the Advisor	(102,174)

Total Net Expenses	1,768,130

Net Investment Income (Loss)	686,731

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	(4,273,245)
Net realized gains (losses) on futures contracts	(8,604,250)
Change in net unrealized appreciation/depreciation on investments	(33,350,958)

Net Realized and Unrealized Gains (Losses)
on Investments	(46,228,453)

Change in Net Assets Resulting from Operations	$(45,541,722)

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$686,731	$1,056,877
Net realized gains (losses) on investments	(12,877,495)	26,521,563
Change in net unrealized appreciation/depreciation on investments	(33,350,958)	(21,008,213)

Change in net assets resulting from operations	(45,541,722)	6,570,227

Distributions to Shareholders From:
Net investment income	—	(819,544)
Net realized gains on investments	(1,550,179)	(1,803,068)

Change in net assets resulting from distributions	(1,550,179)	(2,622,612)

Capital Transactions:
Proceeds from shares issued	569,010,998	723,540,393
Dividends reinvested	1,550,179	2,622,612
Value of shares redeemed	(616,470,162)	(877,480,461)

Change in net assets resulting from capital transactions	(45,908,985)	(151,317,456)

Change in net assets	(93,000,886)	(147,369,841)
Net Assets:
Beginning of period	163,524,024	310,893,865

End of period	$70,523,138	$163,524,024

Accumulated net investment income (loss)	$686,731	$1,056,877

Share Transactions:
Issued	22,631,861	22,915,243
Reinvested	60,248	84,058
Redeemed	(24,259,643)	(27,934,190)

Change in shares	(1,567,534)	(4,934,889)

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$30.90	$30.40	$28.27	$27.59	$25.72

Investment Activities:
Net investment income (loss)(a)	0.16	0.19	0.11	0.06	0.06
Net realized and unrealized gains (losses) on investments	(11.68)	0.89	3.63	0.69	2.19

Total income (loss) from investment activities	(11.52)	1.08	3.74	0.75	2.25

Distributions to Shareholders From:
Net investment income	—	(0.18)	(0.08)	(0.07)	—
Net realized gains on investments	(0.45)	(0.40)	(1.53)	—	(0.38)

Total distributions	(0.45)	(0.58)	(1.61)	(0.07)	(0.38)

Net Asset Value, End of Period	$18.93	$30.90	$30.40	$28.27	$27.59

Total Return	(37.67)%	3.55%	13.66%	2.74%	8.83%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.67%	1.70%	1.78%	1.78%
Net expenses	1.63%	1.62%	1.67%	1.78%	1.78%
Net investment income (loss)	0.63%	0.60%	0.38%	0.21%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$70,523	$163,524	$310,894	$297,546	$391,257
Portfolio turnover rate(b)	259%	175%	224%	273%	202%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Small-Cap

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2008, the Fund had a total return of –35.44%, compared to a total return of –33.80%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Myriad Genetics Inc (+42.74%), Comstock Resources Inc (+38.97%), and Piedmont Natural Gas Co (+21.06%), while the bottom three performers in this group were ITC Holdings Corp (–22.58%), Westar Energy Inc (–20.93%), and OSI Pharmaceuticals Inc (–19.50%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap	5/1/2001	–35.44%	–2.76%	–1.13%	1.61%	1.61%

Russell 2000 Index	5/1/2001	–33.80%	–0.89%	1.58%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
11

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective:  The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	51%
Swap Agreements	49%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Myriad Genetics, Inc.	0.3%
New Jersey Resources Corp.	0.3%
Laclede Group, Inc.	0.2%
Royal Gold, Inc.	0.2%
Alexion Pharmaceuticals, Inc.	0.2%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	23%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks (51.3%)
	Shares	Value

A.M.Castle & Co. (Metal Fabricate/Hardware)	72	$780
AAR Corp.* (Aerospace/Defense)	120	2,209
Aaron Rents, Inc. (Commercial Services)	108	2,875
Abaxis, Inc.* (Healthcare-Products)	72	1,154
ABIOMED, Inc.* (Healthcare-Products)	132	2,167
AbitibiBowater, Inc.* (Forest Products & Paper)	144	68
ABM Industries, Inc. (Commercial Services)	132	2,515
Acadia Realty Trust (REIT)	180	2,569
ACI Worldwide, Inc.* (Software)	96	1,526
Acorda Therapeutics, Inc.* (Biotechnology)	96	1,969
Actel Corp.* (Semiconductors)	156	1,828
Actuant Corp.—Class A (Miscellaneous Manufacturing)	144	2,739
Acuity Brands, Inc. (Miscellaneous Manufacturing)	84	2,932
Acxiom Corp. (Software)	228	1,849
Administaff, Inc. (Commercial Services)	72	1,558
ADTRAN, Inc. (Telecommunications)	168	2,500
Aeropostale, Inc.* (Retail)	144	2,318
Affymetrix, Inc.* (Biotechnology)	204	610
Agilysys, Inc. (Computers)	180	772
Agree Realty Corp. (REIT)	108	1,958
Alaska Communications Systems Group, Inc. (Telecommunications)	240	2,251
Albany International Corp.—Class A (Machinery-Diversified)	108	1,382
Alexion Pharmaceuticals, Inc.* (Biotechnology)	168	6,080
Align Technology, Inc.* (Healthcare-Products)	192	1,680
Alkermes, Inc.* (Pharmaceuticals)	252	2,684
Alliance One International, Inc.* (Agriculture)	276	811
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	96	528
Allscripts Healthcare Solutions, Inc. (Software)	180	1,786
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	96	2,374
Altra Holdings, Inc.* (Machinery-Diversified)	168	1,329
AMAG Pharmaceuticals, Inc.* (Biotechnology)	60	2,151
AMCOL International Corp. (Mining)	72	1,508
Amedisys, Inc.* (Healthcare-Services)	60	2,480
American Equity Investment Life Holding Co. (Insurance)	264	1,848
American Greetings Corp.—Class A (Household Products/Wares)	168	1,272
American Medical Systems Holdings, Inc.* (Healthcare-Products)	216	1,942
American Oriental Bioengineering, Inc.* (Biotechnology)	180	1,222
American Reprographics Co.* (Software)	132	911
American States Water Co. (Water)	120	3,958
American Superconductor Corp.* (Electrical Components & Equipment)	96	1,566
Amerigon, Inc.* (Auto Parts & Equipment)	192	626
AMERIGROUP Corp.* (Healthcare-Services)	120	3,542
Amerisafe, Inc.* (Insurance)	180	3,695
Amkor Technology, Inc.* (Semiconductors)	264	576
AMN Healthcare Services, Inc.* (Commercial Services)	156	1,320
ANADIGICS, Inc.* (Semiconductors)	204	302
AngioDynamics, Inc.* (Healthcare-Products)	108	1,479
Anixter International, Inc.* (Telecommunications)	60	1,807
Apogee Enterprises, Inc. (Building Materials)	96	995
Apollo Investment Corp. (Investment Companies)	384	3,575
Applied Industrial Technologies, Inc. (Machinery-Diversified)	108	2,043
Applied Micro Circuits Corp.* (Semiconductors)	300	1,179
Arbitron, Inc. (Commercial Services)	72	956
Arch Chemicals, Inc. (Chemicals)	72	1,877
Arena Resources, Inc.* (Oil & Gas)	72	2,023
Ares Capital Corp. (Investment Companies)	420	2,659
Argo Group International Holdings, Ltd.ADR* (Insurance)	108	3,663
Ariba, Inc.* (Internet)	228	1,644
Arkansas Best Corp. (Transportation)	72	2,168
Arris Group, Inc.* (Telecommunications)	312	2,480
ArthroCare Corp.* (Healthcare-Products)	60	286
ArvinMeritor, Inc. (Auto Parts & Equipment)	168	479
Asbury Automotive Group, Inc. (Retail)	192	877
Aspen Insurance Holdings, Ltd.ADR (Insurance)	216	5,238
Associated Estates Realty Corp. (REIT)	192	1,753
Assured Guaranty, Ltd.ADR (Insurance)	156	1,778
ATC Technology Corp.* (Auto Parts & Equipment)	96	1,404
Atheros Communications* (Telecommunications)	132	1,889
Atlas America, Inc. (Oil & Gas)	96	1,426
ATP Oil & Gas Corp.* (Oil & Gas)	60	351
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	108	3,072
Avista Corp. (Electric)	276	5,349

See accompanying notes to the financial statements.
12

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Avocent Corp.* (Internet)	132	$2,364
Baldor Electric Co. (Hand/Machine Tools)	108	1,928
Bally Technologies, Inc.* (Entertainment)	120	2,884
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	168	2,413
Bank Mutual Corp. (Banks)	300	3,462
Barnes Group, Inc. (Miscellaneous Manufacturing)	120	1,740
Basic Energy Services, Inc.* (Oil & Gas Services)	96	1,252
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	192	2,665
Belden, Inc. (Electrical Components & Equipment)	96	2,005
Belo Corp.—Class A (Media)	360	562
Benchmark Electronics, Inc.* (Electronics)	192	2,452
Berry Petroleum Co.—Class A (Oil & Gas)	72	544
Bill Barrett Corp.* (Oil & Gas)	72	1,521
BioMed Realty Trust, Inc. (REIT)	180	2,110
Blackboard, Inc.* (Software)	72	1,889
Blount International, Inc.* (Machinery-Diversified)	192	1,820
Blue Coat Systems, Inc.* (Internet)	96	806
Bob Evans Farms, Inc. (Retail)	120	2,452
Borders Group, Inc.* (Retail)	228	91
Bowne & Co., Inc. (Commercial Services)	144	847
BPZ Resources, Inc.* (Oil & Gas)	120	768
Brady Corp.—Class A (Electronics)	120	2,874
Briggs& Stratton Corp. (Machinery-Diversified)	192	3,377
Brigham Exploration Co.* (Oil & Gas)	120	384
Bronco Drilling Co., Inc.* (Oil & Gas)	192	1,240
Brookline Bancorp, Inc. (Savings & Loans)	372	3,962
Brooks Automation, Inc.* (Semiconductors)	276	1,604
Bruker Corp.* (Healthcare-Products)	144	582
Brunswick Corp. (Leisure Time)	252	1,061
Brush Engineered Materials, Inc.* (Mining)	72	916
Calgon Carbon Corp.* (Environmental Control)	120	1,843
California Pizza Kitchen, Inc.* (Retail)	192	2,058
California Water Service Group (Water)	120	5,572
Callaway Golf Co. (Leisure Time)	216	2,007
Callon Petroleum Co.* (Oil & Gas)	96	250
Cano Petroleum, Inc.* (Oil & Gas)	144	63
Capital Lease Funding, Inc. (REIT)	324	561
Capstead Mortgage Corp. (REIT)	168	1,809
Capstone Turbine Corp.* (Electrical Components & Equipment)	348	292
CARBO Ceramics, Inc. (Oil & Gas Services)	60	2,132
Carrizo Oil & Gas, Inc.* (Oil & Gas)	60	966
Carter’s, Inc.* (Apparel)	156	3,005
Casey’s General Stores, Inc. (Retail)	132	3,006
Cash America International, Inc. (Retail)	72	1,969
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	108	2,630
Cathay Bancorp, Inc. (Banks)	252	5,985
Cavium Networks, Inc.* (Semiconductors)	84	883
Cbeyond, Inc.* (Telecommunications)	96	1,534
Cedar Shopping Centers, Inc. (REIT)	360	2,549
Celera Corp.* (Biotechnology)	240	2,671
Centene Corp.* (Healthcare-Services)	108	2,129
Centennial Communications Corp.* (Telecommunications)	228	1,838
Central Pacific Financial Corp. (Banks)	204	2,048
Central Vermont Public Service Corp. (Electric)	120	2,863
Cenveo, Inc.* (Commercial Services)	168	748
Cepheid, Inc.* (Healthcare-Products)	132	1,370
Ceradyne, Inc.* (Miscellaneous Manufacturing)	72	1,462
Charlotte Russe Holding, Inc.* (Retail)	120	779
Charming Shoppes, Inc.* (Retail)	312	761
Chart Industries, Inc.* (Machinery-Diversified)	72	765
Chattem, Inc.* (Cosmetics/Personal Care)	48	3,433
Checkpoint Systems, Inc.* (Electronics)	120	1,181
Cheesecake Factory, Inc.* (Retail)	240	2,424
Chemed Corp. (Commercial Services)	60	2,386
Chesapeake Utilities Corp. (Oil & Gas Services)	108	3,400
Chico’s FAS, Inc.* (Retail)	348	1,455
Cirrus Logic, Inc.* (Semiconductors)	276	740
CKE Restaurants, Inc. (Retail)	216	1,875
Clarcor, Inc. (Miscellaneous Manufacturing)	120	3,982
Clean Harbors, Inc.* (Environmental Control)	36	2,284
Cleco Corp. (Electric)	192	4,383
Coeur d’Alene Mines Corp.* (Mining)	756	665
Cogdell Spencer, Inc. (REIT)	132	1,236
Cogent Communications Group, Inc.* (Internet)	132	862
Cogent, Inc.* (Electronics)	180	2,443
Cognex Corp. (Machinery-Diversified)	132	1,954
Coinstar, Inc.* (Commercial Services)	84	1,639
Collective Brands, Inc.* (Retail)	168	1,969
Colonial Properties Trust (REIT)	180	1,499
Comfort Systems USA, Inc. (Building Materials)	204	2,162
Community Bank System, Inc. (Banks)	168	4,098
Commvault Systems, Inc.* (Software)	132	1,770
Compass Minerals International, Inc. (Mining)	60	3,520
Complete Production Services, Inc.* (Oil & Gas Services)	120	978
comScore, Inc.* (Internet)	60	765
Comstock Resources, Inc.* (Oil & Gas)	84	3,969
Comtech Telecommunications Corp.* (Telecommunications)	72	3,299
Conceptus, Inc.* (Healthcare-Products)	132	2,009
Concho Resources, Inc.* (Oil & Gas)	108	2,465
Concur Technologies, Inc.* (Software)	96	3,151
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	216	1,331
Corinthian Colleges, Inc.* (Commercial Services)	228	3,732
Corporate Office Properties Trust (REIT)	120	3,684
CoStar Group, Inc.* (Commercial Services)	60	1,976
Cox Radio, Inc.—Class A* (Media)	276	1,659
Crocs, Inc.* (Apparel)	228	283
Cross Country Healthcare, Inc.* (Commercial Services)	144	1,266
Crosstex Energy, Inc. (Oil & Gas)	108	421
CryoLife, Inc.* (Biotechnology)	156	1,515
CSG Systems International, Inc.* (Software)	180	3,145
CTS Corp. (Electronics)	252	1,389
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	156	3,769
Curtiss-Wright Corp. (Aerospace/Defense)	96	3,205
CV Therapeutics, Inc.* (Pharmaceuticals)	216	1,989
CVB Financial Corp. (Banks)	276	3,284
Cyberonics, Inc.* (Healthcare-Products)	108	1,790
CyberSource Corp.* (Internet)	156	1,870
Cypress Bioscience, Inc.* (Pharmaceuticals)	192	1,313
Daktronics, Inc. (Electronics)	96	899
Data Domain, Inc.* (Computers)	120	2,256
DCT Industrial Trust, Inc. (REIT)	420	2,125
DealerTrack Holdings, Inc.* (Internet)	132	1,569
Deckers Outdoor Corp.* (Apparel)	24	1,917
Delta Petroleum Corp.* (Oil & Gas)	144	685
Deluxe Corp. (Commercial Services)	144	2,154
DHT Maritime, Inc.ADR (Transportation)	252	1,396
Diamond Foods, Inc. (Food)	108	2,176
DiamondRock Hospitality Co. (REIT)	300	1,521
Digital River, Inc.* (Internet)	84	2,083
Dillards, Inc.—Class A (Retail)	156	619
Dime Community Bancshares, Inc. (Savings & Loans)	180	2,394
Diodes, Inc.* (Semiconductors)	84	509
Dionex Corp.* (Electronics)	48	2,153
Dollar Financial Corp.* (Commercial Services)	108	1,112

See accompanying notes to the financial statements.
13

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Dress Barn, Inc.* (Retail)	156	$1,675
Drill-Quip, Inc.* (Oil & Gas Services)	60	1,231
DSP Group, Inc.* (Semiconductors)	204	1,636
DTS, Inc.* (Home Furnishings)	84	1,541
Dycom Industries, Inc.* (Engineering & Construction)	120	986
Dynamic Materials Corp. (Metal Fabricate/Hardware)	48	927
Eagle Bulk Shipping, Inc.ADR (Transportation)	120	818
EarthLink, Inc.* (Internet)	264	1,785
East West Bancorp, Inc. (Banks)	360	5,749
Eclipsys Corp.* (Software)	168	2,384
Education Realty Trust, Inc. (REIT)	300	1,566
eHealth, Inc.* (Insurance)	96	1,275
El Paso Electric Co.* (Electric)	204	3,690
Electronics for Imaging, Inc.* (Computers)	192	1,836
EMCOR Group, Inc.* (Engineering & Construction)	156	3,499
EMCORE Corp.* (Semiconductors)	240	312
Empire District Electric Co. (Electric)	324	5,702
Emulex Corp.* (Semiconductors)	228	1,591
Encore Wire Corp. (Electrical Components & Equipment)	96	1,820
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	84	2,118
Energy Partners, Ltd.* (Oil & Gas)	156	211
EnerSys* (Electrical Components & Equipment)	84	924
ENGlobal Corp.* (Commercial Services)	132	429
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	72	1,551
Entegris, Inc.* (Semiconductors)	372	815
Enzon Pharmaceuticals, Inc.* (Biotechnology)	312	1,819
Epicor Software Corp.* (Software)	264	1,267
EPIQ Systems, Inc.* (Software)	192	3,208
eResearchTechnology, Inc.* (Internet)	144	955
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	60	2,457
ESSA Bancorp, Inc. (Banks)	300	4,239
Esterline Technologies Corp.* (Aerospace/Defense)	72	2,728
Euronet Worldwide, Inc.* (Commercial Services)	156	1,811
ev3, Inc.* (Healthcare-Products)	240	1,464
Evercore Partners, Inc.—Class A (Diversified Financial Services)	156	1,948
Evergreen Solar, Inc.* (Energy-Alternate Sources)	240	766
Exar Corp.* (Semiconductors)	288	1,921
EXCO Resources, Inc.* (Oil & Gas)	156	1,413
Exelixis, Inc.* (Biotechnology)	384	1,928
Exide Technologies* (Electrical Components & Equipment)	156	825
Extra Space Storage, Inc. (REIT)	252	2,601
EZCORP, Inc.—Class A* (Retail)	180	2,738
Facet Biotech Corp.* (Biotechnology)	57	547
Fair Isaac Corp. (Software)	132	2,226
FairPoint Communications, Inc. (Telecommunications)	276	905
FalconStor Software, Inc.* (Software)	228	634
FCStone Group, Inc.* (Diversified Financial Services)	60	266
Federal Signal Corp. (Miscellaneous Manufacturing)	216	1,773
FEI Co.* (Electronics)	120	2,263
FelCor Lodging Trust, Inc. (REIT)	300	552
Ferro Corp. (Chemicals)	156	1,100
Financial Federal Corp. (Diversified Financial Services)	108	2,513
First BanCorp (Banks)	252	2,807
First Midwest Bancorp, Inc. (Banks)	192	3,834
First Niagara Financial Group, Inc. (Savings & Loans)	372	6,015
First Potomac Realty Trust (REIT)	240	2,232
FirstMerit Corp. (Banks)	276	5,683
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	72	181
Flow International Corp.* (Machinery-Diversified)	192	465
Flowers Foods, Inc. (Food)	192	4,677
Forestar Group, Inc.* (Real Estate)	108	1,028
FormFactor, Inc.* (Semiconductors)	144	2,102
Forward Air Corp. (Transportation)	96	2,330
Fossil, Inc.* (Household Products/Wares)	120	2,004
Fred’s, Inc. (Retail)	204	2,195
Fresh Del Monte Produce, Inc.ADR* (Food)	108	2,421
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	36	1,179
FuelCell Energy, Inc.* (Energy-Alternate Sources)	300	1,164
Fuller (H.B.) Co. (Chemicals)	132	2,127
Gartner Group, Inc.* (Commercial Services)	144	2,568
Gaylord Entertainment Co.* (Lodging)	132	1,431
Genco Shipping & Trading, Ltd.ADR (Transportation)	36	533
Genesco, Inc. (Retail)	72	1,218
Genesee& Wyoming, Inc.—Class A* (Transportation)	84	2,562
GeoEye, Inc.* (Telecommunications)	96	1,846
GFI Group, Inc. (Diversified Financial Services)	216	765
Gibraltar Industries, Inc. (Iron/Steel)	108	1,290
Glacier Bancorp, Inc. (Banks)	204	3,880
Gladstone Investment Corp. (Diversified Financial Services)	240	1,178
Glatfelter (Forest Products & Paper)	252	2,344
Glimcher Realty Trust (REIT)	228	641
Global Crossing, Ltd.ADR* (Telecommunications)	108	858
GMX Resources, Inc.* (Oil & Gas)	36	912
Golar LNG, Ltd.ADR (Transportation)	180	1,217
Goodrich Petroleum Corp.* (Oil & Gas)	48	1,438
GrafTech International, Ltd.* (Electrical Components & Equipment)	216	1,797
Granite Construction, Inc. (Engineering & Construction)	72	3,163
Green Mountain Coffee Roasters, Inc.* (Beverages)	60	2,322
Griffon Corp.* (Miscellaneous Manufacturing)	228	2,127
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	132	1,915
Hanmi Financial Corp. (Banks)	552	1,137
Harmonic, Inc.* (Telecommunications)	276	1,548
Harvest Natural Resources, Inc.* (Oil & Gas)	192	826
Headwaters, Inc.* (Energy-Alternate Sources)	168	1,134
HEALTHSOUTH Corp.* (Healthcare-Services)	204	2,236
Healthways, Inc.* (Healthcare-Services)	84	964
Heartland Express, Inc. (Transportation)	252	3,972
Hecla Mining Co.* (Mining)	348	974
HEICO Corp. (Aerospace/Defense)	84	3,262
Heidrick& Struggles International, Inc. (Commercial Services)	60	1,292
Helen of Troy, Ltd.ADR* (Household Products/Wares)	156	2,708
Hercules Technology Growth Capital, Inc. (Investment Companies)	288	2,281
Herman Miller, Inc. (Office Furnishings)	156	2,033
Hexcel Corp.* (Aerospace/Defense Equipment)	228	1,685
Hibbett Sports, Inc.* (Retail)	120	1,885
Highwoods Properties, Inc. (REIT)	156	4,268
Hilltop Holdings, Inc.* (Real Estate)	300	2,922
HMS Holdings Corp.* (Commercial Services)	84	2,648
Horace Mann Educators Corp. (Insurance)	252	2,316
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	60	980
Hot Topic, Inc.* (Retail)	276	2,559
Hub Group, Inc.—Class A* (Transportation)	96	2,547
Human Genome Sciences, Inc.* (Biotechnology)	372	789

See accompanying notes to the financial statements.
14

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Huron Consulting Group, Inc.* (Commercial Services)	48	$2,749
Hutchinson Technology, Inc.* (Computers)	180	626
Iconix Brand Group, Inc.* (Apparel)	180	1,760
II-VI, Inc.* (Electronics)	72	1,374
Immersion Corp.* (Computers)	156	919
Immucor, Inc.* (Healthcare-Products)	168	4,465
Incyte Genomics, Inc.* (Biotechnology)	228	864
Independent Bank Corp. (Banks)	120	3,139
Infinera Corp.* (Telecommunications)	252	2,258
Informatica Corp.* (Software)	240	3,295
Infospace, Inc. (Internet)	180	1,359
Inland Real Estate Corp. (REIT)	288	3,738
Innerworkings, Inc.* (Software)	192	1,258
Insight Enterprises, Inc.* (Retail)	168	1,159
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	144	2,835
Insteel Industries, Inc. (Miscellaneous Manufacturing)	108	1,219
Insulet Corp.* (Healthcare-Products)	108	834
Integra LifeSciences Holdings* (Biotechnology)	72	2,561
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	96	1,717
InterDigital, Inc.* (Telecommunications)	132	3,630
Interface, Inc.—Class A (Office Furnishings)	168	780
Interline Brands, Inc.* (Building Materials)	156	1,658
Intermec, Inc.* (Machinery-Diversified)	132	1,753
InterMune, Inc.* (Biotechnology)	120	1,270
International Coal Group, Inc.* (Coal)	288	662
International Shipholding Corp. (Transportation)	96	2,432
Interwoven, Inc.* (Internet)	168	2,117
Intevac, Inc.* (Machinery-Diversified)	120	608
Invacare Corp. (Healthcare-Products)	132	2,049
inVentiv Health, Inc.* (Advertising)	96	1,108
Investors Real Estate Trust (REIT)	360	3,856
ION Geophysical Corp.* (Oil & Gas Services)	204	700
Iowa Telecommunications Services, Inc. (Telecommunications)	204	2,913
IPC Holdings, Ltd.ADR (Insurance)	180	5,382
iPCS, Inc.* (Telecommunications)	72	494
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	228	3,233
Isle of Capri Casinos, Inc.* (Entertainment)	240	768
ITC Holdings Corp. (Electric)	108	4,717
J.Crew Group, Inc.* (Retail)	96	1,171
j2 Global Communications, Inc.* (Internet)	108	2,164
Jack Henry & Associates, Inc. (Computers)	216	4,193
Jack in the Box, Inc.* (Retail)	144	3,181
Jackson Hewitt Tax Service, Inc. (Commercial Services)	108	1,695
James River Coal Co.* (Coal)	48	736
Jo-Ann Stores, Inc.* (Retail)	84	1,301
Kaydon Corp. (Metal Fabricate/Hardware)	72	2,473
Kayne Anderson Energy Development Fund (Investment Companies)	144	1,081
Kendle International, Inc.* (Commercial Services)	60	1,543
Kenexa Corp.* (Commercial Services)	108	862
Kindred Healthcare, Inc.* (Healthcare-Services)	72	937
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	240	3,876
Knight Transportation, Inc. (Transportation)	180	2,902
Knoll, Inc. (Office Furnishings)	168	1,515
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	48	1,038
Korn/Ferry International* (Commercial Services)	144	1,644
L-1 Identity Solutions, Inc.* (Electronics)	180	1,213
Laclede Group, Inc. (Gas)	144	6,745
Lance, Inc. (Food)	144	3,303
Landec Corp.* (Chemicals)	288	1,895
Landry’s Restaurants, Inc. (Retail)	156	1,810
LaSalle Hotel Properties (REIT)	120	1,326
Lawson Software, Inc.* (Software)	324	1,536
Layne Christensen Co.* (Engineering & Construction)	48	1,152
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	204	714
Lear Corp.* (Auto Parts & Equipment)	144	203
Lexington Corporate Properties Trust (REIT)	288	1,440
Libbey, Inc. (Housewares)	168	210
Life Time Fitness, Inc.* (Leisure Time)	84	1,088
Lindsay Manufacturing Co. (Machinery-Diversified)	24	763
Live Nation, Inc.* (Commercial Services)	204	1,171
Louisiana-Pacific Corp. (Forest Products & Paper)	288	449
Luby’s, Inc.* (Retail)	348	1,458
Lufkin Industries, Inc. (Oil & Gas Services)	36	1,242
Luminex Corp.* (Healthcare-Products)	108	2,307
Macrovision Solutions Corp.* (Entertainment)	216	2,732
Magellan Health Services, Inc.* (Healthcare-Services)	120	4,699
Magma Design Automation, Inc.* (Electronics)	240	245
Maguire Properties, Inc.* (REIT)	144	210
Maidenform Brands, Inc.* (Apparel)	120	1,218
Manhattan Associates, Inc.* (Computers)	108	1,708
Martek Biosciences Corp. (Biotechnology)	84	2,546
Martha Stewart Living Omnimedia, Inc.—Class A* (Media)	180	468
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	132	4,059
Masimo Corp.* (Healthcare-Products)	120	3,580
MasTec, Inc.* (Telecommunications)	156	1,807
Matrix Service Co.* (Oil & Gas Services)	72	552
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	72	2,641
Max Capital Group, Ltd.ADR (Insurance)	240	4,248
MAXIMUS, Inc. (Commercial Services)	84	2,949
McMoRan Exploration Co.* (Oil & Gas)	108	1,058
Medarex, Inc.* (Pharmaceuticals)	372	2,076
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	144	2,002
Mentor Graphics Corp.* (Computers)	228	1,179
MercadoLibre, Inc.* (Commercial Services)	48	788
Meridian Bioscience, Inc. (Healthcare-Products)	108	2,751
Merit Medical Systems, Inc.* (Healthcare-Products)	144	2,582
Meritage Homes Corp.* (Home Builders)	84	1,022
Micros Systems, Inc.* (Computers)	192	3,133
Microsemi Corp.* (Semiconductors)	192	2,427
Micrus Endovascular Corp.* (Healthcare-Products)	144	1,672
Minerals Technologies, Inc. (Chemicals)	48	1,963
Mitcham Industries, Inc.* (Commercial Services)	120	476
MKS Instruments, Inc.* (Semiconductors)	144	2,130
Mobile Mini, Inc.* (Storage/Warehousing)	108	1,557
Modine Manufacturing Co. (Auto Parts & Equipment)	132	643
ModusLink Global Solutions, Inc.* (Internet)	144	416
Momenta Pharmaceuticals, Inc.* (Biotechnology)	96	1,114
Monarch Casino & Resort, Inc.* (Lodging)	180	2,097
Monolithic Power Systems, Inc.* (Semiconductors)	96	1,211
Montpelier Re Holdings, Ltd.ADR (Insurance)	300	5,037
MPS Group, Inc.* (Commercial Services)	276	2,078
MSC.Software Corp.* (Software)	216	1,443
Mueller Industries, Inc. (Metal Fabricate/Hardware)	96	2,408
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	300	2,520
MVC Capital, Inc. (Investment Companies)	168	1,843
Myriad Genetics, Inc.* (Biotechnology)	108	7,156
Nara Bancorp, Inc. (Banks)	264	2,595
NATCO Group, Inc.—Class A* (Oil & Gas Services)	60	911

See accompanying notes to the financial statements.
15

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

National Penn Bancshares, Inc. (Banks)	252	$3,657
National Retail Properties, Inc. (REIT)	228	3,919
Natus Medical, Inc.* (Healthcare-Products)	120	1,554
Navigant Consulting Co.* (Commercial Services)	132	2,095
NCI Building Systems, Inc.* (Building Materials)	60	978
Nektar Therapeutics* (Biotechnology)	336	1,868
Ness Technologies, Inc.* (Commercial Services)	252	1,079
Net 1 UEPS Technologies, Inc.* (Commercial Services)	120	1,644
Netflix, Inc.* (Internet)	96	2,869
NETGEAR, Inc.* (Telecommunications)	132	1,506
Netlogic Microsystems, Inc.* (Semiconductors)	60	1,321
New Jersey Resources Corp. (Gas)	180	7,083
NewAlliance Bancshares, Inc. (Savings & Loans)	336	4,425
Newpark Resources, Inc.* (Oil & Gas Services)	216	799
Newport Corp.* (Electronics)	180	1,220
Nicor, Inc. (Gas)	120	4,169
NN, Inc. (Metal Fabricate/Hardware)	204	467
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	84	2,835
Nordson Corp. (Machinery-Diversified)	72	2,325
Novatel Wireless, Inc.* (Telecommunications)	144	668
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	156	1,716
Nu Skin Enterprises, Inc. (Retail)	216	2,253
NuVasive, Inc.* (Healthcare-Products)	84	2,911
NYMAGIC, Inc. (Insurance)	96	1,829
Obagi Medical Products, Inc.* (Pharmaceuticals)	168	1,253
Oilsands Quest, Inc.* (Oil & Gas)	276	201
Old National Bancorp (Banks)	228	4,141
Olin Corp. (Chemicals)	180	3,254
Olympic Steel, Inc. (Iron/Steel)	24	489
OM Group, Inc.* (Chemicals)	72	1,520
OMEGA Healthcare Investors, Inc. (REIT)	228	3,641
Omnicell, Inc.* (Software)	168	2,051
Omniture, Inc.* (Commercial Services)	144	1,532
OmniVision Technologies, Inc.* (Semiconductors)	156	819
On Assignment, Inc.* (Commercial Services)	204	1,157
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	120	4,099
Oplink Communications, Inc.* (Telecommunications)	180	1,548
optionsXpress Holdings, Inc. (Diversified Financial Services)	144	1,924
Orbital Sciences Corp.* (Aerospace/Defense)	144	2,812
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	132	5,155
Otter Tail Corp. (Electric)	132	3,080
Overstock.com, Inc.* (Internet)	48	517
Owens& Minor, Inc. (Distribution/Wholesale)	84	3,163
Pacer International, Inc. (Transportation)	132	1,377
Pacific Capital Bancorp (Banks)	204	3,444
Pacific Sunwear of California, Inc.* (Retail)	216	343
PacWest Bancorp (Banks)	132	3,551
PAETEC Holding Corp.* (Telecommunications)	312	449
Palm, Inc.* (Computers)	300	921
Palomar Medical Technologies, Inc.* (Healthcare-Products)	156	1,799
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	120	1,609
Parallel Petroleum Corp.* (Oil & Gas)	120	241
Parametric Technology Corp.* (Software)	300	3,795
PAREXEL International Corp.* (Commercial Services)	144	1,398
Parker Drilling Co.* (Oil & Gas)	300	870
PC-Tel, Inc. (Internet)	228	1,498
PDL BioPharma, Inc. (Biotechnology)	288	1,780
Peet’s Coffee & Tea, Inc.* (Beverages)	132	3,069
Penn Virginia Corp. (Oil & Gas)	84	2,182
Penson Worldwide, Inc.* (Diversified Financial Services)	108	823
Perficient, Inc.* (Internet)	132	631
Perini Corp.* (Engineering & Construction)	60	1,403
Perot Systems Corp.—Class A* (Computers)	204	2,789
PetMed Express, Inc.* (Pharmaceuticals)	156	2,750
PetroQuest Energy, Inc.* (Oil & Gas)	108	730
PharMerica Corp.* (Pharmaceuticals)	108	1,692
Phase Forward, Inc.* (Software)	132	1,653
PHH Corp.* (Commercial Services)	156	1,986
Phoenix Technologies, Ltd.* (Software)	204	714
Pioneer Drilling Co.* (Oil & Gas)	156	869
Piper Jaffray* (Diversified Financial Services)	60	2,386
Plantronics, Inc. (Telecommunications)	132	1,742
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	132	4,763
Plexus Corp.* (Electronics)	120	2,034
PMC-Sierra, Inc.* (Semiconductors)	468	2,275
PNM Resources, Inc. (Electric)	240	2,419
Polaris Industries, Inc. (Leisure Time)	72	2,063
Polycom, Inc.* (Telecommunications)	228	3,080
PolyOne Corp.* (Chemicals)	252	794
Pool Corp. (Distribution/Wholesale)	156	2,803
Portland General Electric Co. (Electric)	228	4,439
Post Properties, Inc. (REIT)	108	1,782
Power Integrations, Inc. (Semiconductors)	96	1,909
Powerwave Technologies, Inc.* (Telecommunications)	408	204
Precision Drilling TrustADR (Oil & Gas)	147	1,233
Premiere Global Services, Inc.* (Telecommunications)	204	1,756
Prestige Brands Holdings, Inc.* (Healthcare-Products)	156	1,646
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	108	1,113
Progress Software Corp.* (Software)	156	3,005
Prosperity Bancshares, Inc. (Banks)	144	4,261
Provident Financial Services, Inc. (Savings & Loans)	204	3,121
Provident New York Bancorp (Savings & Loans)	276	3,422
PSS World Medical, Inc.* (Healthcare-Products)	204	3,839
Psychiatric Solutions, Inc.* (Healthcare-Services)	120	3,342
Quest Resource Corp.* (Oil & Gas)	156	69
Quest Software, Inc.* (Software)	228	2,871
Quidel Corp.* (Healthcare-Products)	120	1,568
Quiksilver, Inc.* (Apparel)	300	552
Rackable Systems, Inc.* (Computers)	156	615
RadiSys Corp.* (Computers)	168	929
RAIT Financial Trust (REIT)	252	655
Ralcorp Holdings, Inc.* (Food)	84	4,906
RCN Corp.* (Telecommunications)	204	1,204
Realty Income Corp. (REIT)	252	5,834
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	132	190
Redwood Trust, Inc. (REIT)	84	1,252
Regal-Beloit Corp. (Hand/Machine Tools)	72	2,735
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	168	3,085
Regis Corp. (Retail)	120	1,744
Rent-A-Center, Inc.* (Commercial Services)	156	2,753
Resources Connection, Inc.* (Commercial Services)	108	1,769
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	96	768
Riverbed Technology, Inc.* (Computers)	156	1,777
Robbins& Myers, Inc. (Machinery-Diversified)	72	1,164
Rock-Tenn Co.—Class A (Forest Products & Paper)	108	3,691
Rockwood Holdings, Inc.* (Chemicals)	108	1,166
Rofin-Sinar Technologies, Inc.* (Electronics)	84	1,729
Rosetta Resources, Inc.* (Oil & Gas)	132	935
Royal Gold, Inc. (Mining)	132	6,496
RTI Biologics, Inc.* (Healthcare-Products)	228	629

See accompanying notes to the financial statements.
16

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

RTI International Metals, Inc.* (Mining)	60	$859
Ruddick Corp. (Food)	96	2,654
S&T Bancorp, Inc. (Banks)	132	4,686
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	228	2,013
Savient Pharmaceuticals, Inc.* (Biotechnology)	120	695
SAVVIS, Inc.* (Telecommunications)	132	909
School Specialty, Inc.* (Retail)	108	2,065
Schulman (A.), Inc. (Chemicals)	168	2,856
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	156	3,123
Seabright Insurance Holdings* (Insurance)	192	2,254
Seattle Genetics, Inc.* (Biotechnology)	204	1,824
Selective Insurance Group, Inc. (Insurance)	156	3,577
Semtech Corp.* (Semiconductors)	228	2,570
Senior Housing Properties Trust (REIT)	264	4,731
Sensient Technologies Corp. (Chemicals)	132	3,152
Sequenom, Inc.* (Biotechnology)	180	3,571
Silgan Holdings, Inc. (Packaging & Containers)	72	3,442
Silicon Image, Inc.* (Semiconductors)	300	1,260
Sinclair Broadcast Group, Inc.—Class A (Media)	300	930
SkyWest, Inc. (Airlines)	204	3,794
Skyworks Solutions, Inc.* (Semiconductors)	360	1,994
Smart Balance, Inc.* (Food)	216	1,469
Solera Holdings, Inc.* (Software)	144	3,470
Solutia, Inc.* (Chemicals)	168	756
Sonic Corp.* (Retail)	228	2,775
SONICWALL, Inc.* (Internet)	240	955
Sonus Networks, Inc.* (Telecommunications)	468	739
Sotheby’s (Commercial Services)	156	1,387
Southwest Gas Corp. (Water)	252	811
Spartan Stores, Inc. (Food)	96	2,232
Starent Networks Corp.* (Software)	120	1,432
STEC, Inc.* (Computers)	144	613
Steinway Musical Instruments, Inc.* (Commercial Services)	84	1,471
STERIS Corp. (Healthcare-Products)	144	3,440
Sterling Bancorp (Banks)	180	2,525
Sterling Bancshares, Inc. (Banks)	420	2,554
Steven Madden, Ltd.* (Apparel)	108	2,303
Stewart Information Services Corp. (Insurance)	132	3,101
Stifel Financial Corp.* (Diversified Financial Services)	72	3,301
Stone Energy Corp.* (Oil & Gas)	48	529
Strategic Hotels & Resorts, Inc. (REIT)	336	564
Sun Communities, Inc. (REIT)	252	3,528
Sun Healthcare Group, Inc.* (Healthcare-Services)	156	1,381
Sunrise Assisted Living, Inc.* (Healthcare-Services)	108	181
Sunstone Hotel Investors, Inc. (REIT)	204	1,263
Superior Industries International, Inc. (Auto Parts & Equipment)	156	1,641
Superior Well Services, Inc.* (Oil & Gas Services)	72	720
Susquehanna Bancshares, Inc. (Banks)	264	4,200
SVB Financial Group* (Banks)	120	3,148
Swift Energy Co.* (Oil & Gas)	60	1,009
Switch& Data Facilities Co.* (Internet)	96	709
Sybase, Inc.* (Software)	180	4,459
Sykes Enterprises, Inc.* (Computers)	132	2,524
Synaptics, Inc.* (Computers)	84	1,391
Syniverse Holdings, Inc.* (Telecommunications)	120	1,433
T-3 Energy Services, Inc.* (Oil & Gas Services)	36	340
Take-Two Interactive Software, Inc. (Software)	180	1,361
Tanger Factory Outlet Centers, Inc. (REIT)	108	4,063
Taser International, Inc.* (Electronics)	252	1,331
Team, Inc.* (Commercial Services)	60	1,662
Technitrol, Inc. (Electronics)	144	501
Tecumseh Products Co.—Class A* (Machinery-Diversified)	48	460
Tekelec* (Telecommunications)	240	3,202
Teledyne Technologies, Inc.* (Aerospace/Defense)	72	3,208
TeleTech Holdings, Inc.* (Commercial Services)	144	1,202
Tempur-Pedic International, Inc. (Home Furnishings)	180	1,276
Tennant Co. (Machinery-Diversified)	72	1,109
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	156	460
Tessera Technologies, Inc.* (Semiconductors)	132	1,568
Tetra Tech, Inc.* (Environmental Control)	144	3,478
Texas Capital Bancshares, Inc.* (Banks)	204	2,725
Texas Industries, Inc. (Building Materials)	36	1,242
The Cato Corp.—Class A (Retail)	144	2,174
The Children’s Place Retail Stores, Inc.* (Retail)	60	1,301
The Finish Line, Inc.—Class A (Retail)	168	941
The Geo Group, Inc.* (Commercial Services)	132	2,380
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	96	602
The Gymboree Corp.* (Apparel)	60	1,565
The Hain Celestial Group, Inc.* (Food)	156	2,978
The Knot, Inc.* (Internet)	204	1,697
The Medicines Co.* (Pharmaceuticals)	156	2,298
The Men’s Wearhouse, Inc. (Retail)	132	1,787
The Pep Boys-Manny, Moe & Jack (Retail)	228	942
The Phoenix Cos., Inc. (Insurance)	360	1,177
The Ryland Group, Inc. (Home Builders)	108	1,908
The Spectranetics Corp.* (Healthcare-Products)	168	438
The Steak n Shake Co.* (Retail)	300	1,785
The Timberland Co.—Class A* (Apparel)	144	1,663
The Ultimate Software Group, Inc.* (Software)	72	1,051
The Warnaco Group, Inc.* (Apparel)	96	1,885
Theravance, Inc.* (Pharmaceuticals)	180	2,230
thinkorswim Group, Inc.* (Diversified Financial Services)	180	1,012
Thoratec Corp.* (Healthcare-Products)	180	5,848
THQ, Inc.* (Software)	168	704
Tibco Software, Inc.* (Internet)	480	2,491
Titan International, Inc. (Auto Parts & Equipment)	84	693
TiVo, Inc.* (Home Furnishings)	312	2,234
TNS, Inc.* (Commercial Services)	96	901
Toreador Resources Corp.* (Oil & Gas)	168	922
Town Sports International Holdings, Inc.* (Commercial Services)	180	574
Tractor Supply Co.* (Retail)	96	3,469
TradeStation Group, Inc.* (Diversified Financial Services)	204	1,316
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	96	3,223
Tredegar Corp. (Miscellaneous Manufacturing)	132	2,400
TreeHouse Foods, Inc.* (Food)	120	3,269
Triple-S Management Corp.—Class BADR* (Healthcare-Services)	156	1,794
TriQuint Semiconductor, Inc.* (Semiconductors)	372	1,280
True Religion Apparel, Inc.* (Apparel)	60	746
TrueBlue, Inc.* (Commercial Services)	156	1,493
TrustCo Bank Corp. NY (Banks)	384	3,652
Trustmark Corp. (Banks)	168	3,627
TTM Technologies, Inc.* (Electronics)	192	1,000
Tupperware Corp. (Household Products/Wares)	132	2,996
tw telecom, Inc.* (Telecommunications)	336	2,846
TXCO Resources, Inc.* (Oil & Gas)	180	268
U-Store-It Trust (REIT)	288	1,282
U.S.Physical Therapy, Inc.* (Healthcare-Services)	204	2,719
UAL Corp. (Airlines)	264	2,909

See accompanying notes to the financial statements.
17

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Ultratech Stepper, Inc.* (Semiconductors)	132	$1,579
UMB Financial Corp. (Banks)	84	4,128
Under Armour, Inc.—Class A* (Retail)	84	2,003
Unisource Energy Corp. (Electric)	96	2,819
United America Indemnity, Ltd.—Class AADR* (Insurance)	168	2,152
United Natural Foods, Inc.* (Food)	132	2,352
United Online, Inc. (Internet)	192	1,165
United Therapeutics Corp.* (Pharmaceuticals)	48	3,002
Universal American Financial Corp.* (Insurance)	180	1,588
Universal Corp. (Agriculture)	60	1,792
Universal Health Realty Income Trust (REIT)	120	3,949
Universal Technical Institute, Inc.* (Commercial Services)	156	2,679
USA Mobility, Inc. (Telecommunications)	252	2,916
USEC, Inc.* (Mining)	264	1,185
UTStarcom, Inc.* (Telecommunications)	372	688
VAALCO Energy, Inc.* (Oil & Gas)	228	1,696
Vail Resorts, Inc.* (Entertainment)	84	2,234
Valassis Communications, Inc.* (Commercial Services)	144	190
Valeant Pharmaceuticals International* (Pharmaceuticals)	180	4,122
ValueClick, Inc.* (Internet)	216	1,477
Varian, Inc.* (Electronics)	72	2,413
Veeco Instruments, Inc.* (Semiconductors)	156	989
Venoco, Inc.* (Oil & Gas)	72	195
VeriFone Holdings, Inc.* (Software)	180	882
Vignette Corp.* (Internet)	180	1,694
ViroPharma, Inc.* (Pharmaceuticals)	192	2,500
VistaPrint, Ltd.ADR* (Commercial Services)	120	2,233
Vital Images, Inc.* (Software)	156	2,170
VIVUS, Inc.* (Healthcare-Products)	252	1,341
Volcano Corp.* (Healthcare-Products)	156	2,340
Volcom, Inc.* (Apparel)	60	654
Volterra Semiconductor Corp.* (Semiconductors)	120	858
W.R.Grace & Co.* (Chemicals)	168	1,003
Wabtec Corp. (Machinery-Diversified)	96	3,816
Warren Resources, Inc.* (Oil & Gas)	216	430
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	84	4,017
Watts Water Technologies, Inc.—Class A (Electronics)	120	2,996
Websense, Inc.* (Internet)	144	2,156
Werner Enterprises, Inc. (Transportation)	192	3,329
West Coast Bancorp (Banks)	192	1,265
West Pharmaceutical Services, Inc. (Healthcare-Products)	72	2,719
Westamerica Bancorp (Banks)	72	3,683
Westar Energy, Inc. (Electric)	264	5,415
Westfield Financial, Inc. (Banks)	252	2,601
Willbros Group, Inc.ADR* (Oil & Gas Services)	84	711
Wind River Systems, Inc.* (Software)	228	2,059
Winn-Dixie Stores, Inc.* (Food)	144	2,318
WMS Industries, Inc.* (Leisure Time)	108	2,905
Wolverine World Wide, Inc. (Apparel)	120	2,525
Woodward Governor Co. (Electronics)	132	3,039
World Fuel Services Corp. (Retail)	96	3,552
World Wrestling Entertainment, Inc. (Entertainment)	204	2,260
Worthington Industries, Inc. (Metal Fabricate/Hardware)	180	1,984
Wright Express Corp.* (Commercial Services)	108	1,361
Wright Medical Group, Inc.* (Healthcare-Products)	132	2,697
XenoPort, Inc.* (Pharmaceuticals)	60	1,505
YRC Worldwide, Inc.* (Transportation)	168	482
Zenith National Insurance Corp. (Insurance)	96	3,031
Zoll Medical Corp.* (Healthcare-Products)	60	1,133
Zoltek Cos., Inc.* (Chemicals)	72	647
Zoran Corp.* (Semiconductors)	180	1,229

TOTAL COMMON STOCKS
(Cost $1,158,423)		1,444,290

Repurchase Agreements (46.3%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $297,000 (Collateralized by $305,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $306,566)	$297,000	297,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $375,000 (Collateralized by $365,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $383,804)	375,000	375,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $622,000 (Collateralized by $590,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $637,737)	622,000	622,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,000 (Collateralized by $20,000 of various Federal Home Loan Bank Securities, 1.15%–2.23%, 3/12/09–12/11/09, market value $20,159)	10,000	10,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,304,000)		1,304,000

TOTAL INVESTMENT SECURITIES
(Cost $2,462,423)—97.6%		2,748,290
Net other assets (liabilities)—2.4%		66,453

NET ASSETS—100.0%		$2,814,743

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $300,000.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 1/27/09	$1,364,885	$49,571

See accompanying notes to the financial statements.
18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.8%
Auto Parts & Equipment	0.2%
Banks	3.7%
Beverages	0.2%
Biotechnology	1.8%
Building Materials	0.2%
Chemicals	0.8%
Coal	NM
Commercial Services	3.3%
Computers	1.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	0.7%
Electric	1.7%
Electrical Components & Equipment	0.5%
Electronics	1.2%
Energy-Alternate Sources	NM
Engineering & Construction	0.4%
Entertainment	0.4%
Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	0.3%
Gas	0.7%
Hand/Machine Tools	0.2%
Healthcare-Products	3.1%
Healthcare-Services	1.0%
Home Builders	0.1%
Home Furnishings	0.2%
Household Products/Wares	0.3%
Housewares	NM
Insurance	2.2%
Internet	1.6%
Investment Companies	0.4%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.2%
Machinery-Diversified	0.8%
Media	0.1%
Metal Fabricate/Hardware	0.4%
Mining	0.4%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.2%
Oil & Gas	0.9%
Oil & Gas Services	0.2%
Packaging & Containers	0.1%
Pharmaceuticals	2.2%
REIT	2.8%
Real Estate	0.1%
Retail	2.7%
Savings & Loans	0.8%
Semiconductors	1.4%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.3%
Toys/Games/Hobbies	0.1%
Transportation	1.1%
Water	0.3%
Other**	48.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
19

PROFUNDS VP
ProFund VP Small-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$2,462,423

Securities, at value	1,444,290
Repurchase agreements, at value	1,304,000

Total Investment Securities, at value	2,748,290
Cash	112
Segregated cash balances with custodian for swap agreements	179
Dividends and interest receivable	4,666
Unrealized gain on swap agreements	49,571
Receivable for capital shares issued	32,887
Receivable for investments sold	9,990
Prepaid expenses	95

Total Assets	2,845,790

Liabilities:
Payable for capital shares redeemed	2,023
Variation margin on futures contracts	1,869
Advisory fees payable	2,170
Management services fees payable	289
Administration fees payable	153
Administrative services fees payable	1,780
Distribution fees payable	1,768
Trustee fees payable	16
Transfer agency fees payable	504
Fund accounting fees payable	271
Compliance services fees payable	78
Other accrued expenses	20,126

Total Liabilities	31,047

Net Assets	$2,814,743

Net Assets consist of:
Capital	$2,337,823
Accumulated net realized gains (losses) on investments	141,482
Net unrealized appreciation (depreciation) on investments	335,438

Net Assets	$2,814,743

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	158,595

Net Asset Value (offering and redemption price per share)	$17.75

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$420,358
Interest	86,056

Total Investment Income	506,414

Expenses:
Advisory fees	301,939
Management services fees	49,782
Administration fees	13,722
Transfer agency fees	17,287
Administrative services fees	100,507
Distribution fees	100,646
Custody fees	12,865
Fund accounting fees	28,588
Trustee fees	737
Compliance services fees	405
Other fees	36,783

Total Gross Expenses before reductions	663,261
Less Expenses reduced by the Advisor	(9,523)

Total Net Expenses	653,738

Net Investment Income (Loss)	(147,324)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,552,099
Net realized gains (losses) on futures contracts	(216,066)
Net realized gains (losses) on swap agreements	(389,391)
Change in net unrealized appreciation/depreciation on investments	(5,740,525)

Net Realized and Unrealized Gains (Losses) on Investments	(4,793,883)

Change in Net Assets Resulting from Operations	$(4,941,207)

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(147,324)	$145,273
Net realized gains (losses) on investments	946,642	5,274,642
Change in net unrealized appreciation/depreciation on investments	(5,740,525)	(8,054,073)

Change in net assets resulting from operations	(4,941,207)	(2,634,158)

Distributions to Shareholders From:
Net investment income	(145,273)	(574,522)
Net realized gains on investments	(5,293,282)	(11,157,328)

Change in net assets resulting from distributions	(5,438,555)	(11,731,850)

Capital Transactions:
Proceeds from shares issued	57,258,918	138,953,543
Dividends reinvested	5,438,555	11,731,850
Value of shares redeemed	(118,028,326)	(187,741,651)

Change in net assets resulting from capital transactions	(55,330,853)	(37,056,258)

Change in net assets	(65,710,615)	(51,422,266)
Net Assets:
Beginning of period	68,525,358	119,947,624

End of period	$2,814,743	$68,525,358

Accumulated net investment income (loss)	$—	$145,273

Share Transactions:
Issued	2,612,478	3,884,892
Reinvested	209,578	377,837
Redeemed	(4,894,957)	(5,251,852)

Change in shares	(2,072,901)	(989,123)

See accompanying notes to the financial statements.

21

PROFUNDS VP
ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$30.71	$37.24	$32.95	$35.93	$31.62

Investment Activities:
Net investment income (loss)(a)	(0.10)	0.06	0.17	— (b)	(0.14)
Net realized and unrealized gains (losses) on investments	(9.82)	(0.82)	4.65	1.04	5.37

Total income (loss) from investment activities	(9.92)	(0.76)	4.82	1.04	5.23

Distributions to Shareholders From:
Net investment income	(0.08)	(0.28)	—	—	—
Net realized gains on investments	(2.96)	(5.49)	(0.53)	(4.02)	(0.92)

Total distributions	(3.04)	(5.77)	(0.53)	(4.02)	(0.92)

Net Asset Value, End of Period	$17.75	$30.71	$37.24	$32.95	$35.93

Total Return	(35.44)%	(2.21)%	14.75%	2.81%	16.74%

Ratios to Average Net Assets:
Gross expenses	1.65%	1.61%	1.59%	1.60%	1.61%
Net expenses	1.62%	1.56%	1.55%	1.60%	1.61%
Net investment income (loss)	(0.37)%	0.15%	0.47%	(0.01)%	(0.44)%

Supplemental Data:
Net assets, end of period (000’s)	$2,815	$68,525	$119,948	$117,108	$147,828
Portfolio turnover rate(c)	69%	40%	53%	67%	161%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

22

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2008, the Fund had a total return of –44.00%, compared to a return of –44.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Novartis AG (–8.38%), GlaxoSmithKline PLC (–26.04%), and Sanofi-Aventis SA (–29.37%), while the bottom three performers in this group were Siemens AG (–51.86%), Vodafone Group PLC (–45.23%) and HSBC Holdings PLC (–41.86%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from October 18, 1999 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net
ProFund VP Europe 30	10/18/1999	–44.00%	–1.41%	–2.67%	1.66%	1.63%

ProFunds Europe 30 Index	10/18/1999	–44.87%	–2.26%	–3.27%	N/A	N/A

Dow Jones STOXX 50 Index	10/18/1999	–43.26%	0.90%	0.72%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

23

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Royal Dutch Shell PLC—Class A	7.5%
BP Amoco PLC	6.7%
Total Fina S.A.	6.4%
Vodafone Group PLC	6.2%
HSBC Holdings PLC	6.1%

ProFunds Europe 30 Index - Composition

Industry Breakdown	% of Index

Consumer Non-Cyclical	25%
Energy	21%
Communications	15%
Financial	14%
Industrial	11%
Technology	7%
Basic Materials	4%
Consumer Cyclical	3%

Country Breakdown

United Kingdom	30%
Netherlands	16%
Switzerland	15%
Germany	14%
France	11%
Luxembourg	6%
Finland	4%
Sweden	2%
Ireland	1%
Greece	1%

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments December 31, 2008

Common Stocks† (98.8%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	60,160	$903,002
Alcatel-Lucent* (Telecommunications)	176,720	379,948
Alcon, Inc. (Healthcare-Products)	10,340	922,225
ArcelorMittal (Iron/Steel)	28,200	693,438
ASML Holding N.V. (Semiconductors)	41,830	755,868
AstraZeneca PLC (Pharmaceuticals)	25,850	1,060,626
BP Amoco PLC (Oil & Gas)	45,120	2,108,909
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	27,730	278,687
Credit Suisse Group (Diversified Financial Services)	33,370	943,036
DaimlerChrysler AG (Auto Manufacturers)	24,440	935,563
Deutsche Bank AG (Banks)	15,510	631,102
DryShips, Inc. (Transportation)	17,390	185,377
Elan Corp. PLC* (Pharmaceuticals)	45,590	273,540
GlaxoSmithKline PLC (Pharmaceuticals)	26,320	980,946
HSBC Holdings PLC (Banks)	39,480	1,921,492
Millicom International Cellular S.A. (Telecommunications)	10,340	464,369
Nokia OYJ (Telecommunications)	82,720	1,290,432
Novartis AG (Pharmaceuticals)	20,680	1,029,037
Rio Tinto PLC (Mining)	5,170	459,665
Royal Dutch Shell PLC—Class A (Oil & Gas)	44,650	2,363,771
Sanofi-Aventis (Pharmaceuticals)	34,780	1,118,525
SAP AG (Software)	35,720	1,293,778
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	23,030	1,031,283
Siemens AG (Miscellaneous Manufacturing)	19,740	1,495,305
Telefonaktiebolaget LM Ericsson (Telecommunications)	60,160	469,850
Tenaris S.A. (Iron/Steel)	26,790	562,054
Total Fina S.A. (Oil & Gas)	36,190	2,001,307
UBS AG* (Diversified Financial Services)	60,160	860,288
Unilever N.V. (Food)	67,680	1,661,544
Vodafone Group PLC (Telecommunications)	95,410	1,950,180

TOTAL COMMON STOCKS
(Cost $29,780,551)		31,025,147

Repurchase Agreements (0.3%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $23,000 (Collateralized by $25,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $25,128)	$23,000	23,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $30,000 (Collateralized by $30,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $31,546)	30,000	30,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $48,000 (Collateralized by $47,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $49,421)	48,000	48,000

See accompanying notes to the financial statements.

24

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2008

Repurchase Agreements, continued
Value

TOTAL REPURCHASE AGREEMENTS
(Cost $101,000)	$101,000

TOTAL INVESTMENT SECURITIES
(Cost $29,881,551)—99.1%	31,126,147
Net other assets (liabilities)—0.9%	280,882

NET ASSETS—100.0%	$31,407,029

†	As of December 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Auto Manufacturers	3.0%
Banks	8.1%
Diversified Financial Services	5.7%
Engineering & Construction	3.8%
Food	5.3%
Healthcare-Products	2.9%
Iron/Steel	4.0%
Mining	1.5%
Miscellaneous Manufacturing	4.7%
Oil & Gas	20.6%
Pharmaceuticals	17.6%
Semiconductors	2.4%
Software	4.1%
Telecommunications	14.5%
Transportation	0.6%
Other**	1.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of December 31, 2008:

Finland	4.1%
France	11.2%
Germany	13.8%
Greece	0.6%
Ireland	0.9%
Luxembourg	5.5%
Netherlands	16.1%
Sweden	1.5%
Switzerland	14.8%
United Kingdom	30.3%
Other**	1.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

25

PROFUNDS VP
ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$29,881,551

Securities, at value	31,025,147
Repurchase agreements, at value	101,000

Total Investment Securities, at value	31,126,147
Cash	546
Dividends and interest receivable	81,258
Receivable for capital shares issued	282,646
Reclaims receivable	18,050
Prepaid expenses	124

Total Assets	31,508,771

Liabilities:
Payable for capital shares redeemed	8,139
Advisory fees payable	14,197
Management services fees payable	1,893
Administration fees payable	1,090
Administrative services fees payable	12,119
Distribution fees payable	11,783
Trustee fees payable	137
Transfer agency fees payable	5,409
Fund accounting fees payable	2,289
Compliance services fees payable	660
Other accrued expenses	44,026

Total Liabilities	101,742

Net Assets	$31,407,029

Net Assets consist of:
Capital	$55,591,356
Accumulated net investment income (loss)	1,427,460
Accumulated net realized gains (losses) on investments	(26,856,383)
Net unrealized appreciation (depreciation) on investments	1,244,596

Net Assets	$31,407,029

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,924,264

Net Asset Value (offering and redemption price per share)	$16.32

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,744,006
Interest	5,149
Foreign tax withholding	(223,949)

Total Investment Income	2,525,206

Expenses:
Advisory fees	505,097
Management services fees	81,315
Administration fees	23,451
Transfer agency fees	30,733
Administrative services fees	204,746
Distribution fees	168,366
Custody fees	15,422
Fund accounting fees	41,644
Trustee fees	1,200
Compliance services fees	1,874
Other fees	68,757

Total Gross Expenses before reductions	1,142,605
Less Expenses reduced by the Advisor	(44,859)

Total Net Expenses	1,097,746

Net Investment Income (Loss)	1,427,460

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,932,903
Net realized gains (losses) on futures contracts	(348,395)
Change in net unrealized appreciation/depreciation on investments	(43,990,756)

Net Realized and Unrealized Gains (Losses) on Investments	(36,406,248)

Change in Net Assets Resulting from Operations	$(34,978,788)

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets

	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$1,427,460	$1,304,612
Net realized gains (losses) on investments	7,584,508	9,611,333
Change in net unrealized appreciation/depreciation on investments	(43,990,756)	3,106,070

Change in net assets resulting from operations	(34,978,788)	14,022,015

Distributions to Shareholders From:
Net investment income	(1,304,612)	(2,790,426)
Net realized gains on investments	(9,136,843)	(1,137,286)

Change in net assets resulting from distributions	(10,441,455)	(3,927,712)

Capital Transactions:
Proceeds from shares issued	129,378,880	428,613,665
Dividends reinvested	10,441,455	3,927,712
Value of shares redeemed	(194,714,538)	(470,938,634)

Change in net assets resulting from capital transactions	(54,894,203)	(38,397,257)

Change in net assets	(100,314,446)	(28,302,954)
Net Assets:
Beginning of period	131,721,475	160,024,429

End of period	$31,407,029	$131,721,475

Accumulated net investment income (loss)	$1,427,460	$1,304,612

Share Transactions:
Issued	4,195,717	12,425,191
Reinvested	453,385	113,847
Redeemed	(6,432,016)	(13,834,466)

Change in shares	(1,782,914)	(1,295,428)

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$35.53	$31.99	$27.96	$28.28	$24.96

Investment Activities:
Net investment income (loss)(a)	0.60	0.31	0.64	0.13	0.03
Net realized and unrealized gains (losses) on investments	(14.76)	4.33	4.18	2.14	3.53

Total income (loss) from investment activities	(14.16)	4.64	4.82	2.27	3.56

Distributions to Shareholders From:
Net investment income	(0.63)	(0.78)	(0.12)	(0.04)	(0.03)
Net realized gains on investments	(4.42)	(0.32)	(0.67)	(2.55)	(0.21)

Total distributions	(5.05)	(1.10)	(0.79)	(2.59)	(0.24)

Net Asset Value, End of Period	$16.32	$35.53	$31.99	$27.96	$28.28

Total Return	(44.00)%	14.58%	17.51%	8.09%	14.32%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.66%	1.69%	1.76%	1.78%
Net expenses	1.63%	1.61%	1.66%	1.76%	1.78%
Net investment income (loss)	2.12%	0.88%	2.12%	0.45%	0.12%

Supplemental Data:
Net Assets, end of period (000’s)	$31,407	$131,721	$160,024	$120,469	$140,608
Portfolio turnover rate(b)	160%	280%	172%	230%	319%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to 125% the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2008, the Fund had a total return of –37.97%, compared to a total return of 41.81%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2008 the most recent Long Bond issued carried a maturity date of May 15, 2038 and a 4.50% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 41.81% for the twelve months ended December 31, 2008 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.46% on 12/31/07 to 2.68% on 12/31/08. The bond’s total return of 41.81% for the period consisted of 4.27% derived from the yield of the bond and 37.57% derived from the price change of the bond. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Rising Rates Opportunity	5/1/2002	–37.97%	–11.87%	–12.41%	1.63%	1.63%

30-year U.S. Treasury Bond	5/1/2002	41.81%	12.69%	11.92%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	25.00%	9.82%	9.75%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
29

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to 125% the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”)

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(17)%
Swap Agreements	(113)%
Options	NM

Total Exposure	(130)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2008

Repurchase Agreements (91.9%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,830,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $6,865,060)	$6,724,000	$6,724,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,524,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $6,860,108)	6,724,000	6,724,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $5,788,000 of various U.S. Government Agency Obligations, 5.13%–5.50%, 9/10/10–8/23/17, market value $6,858,987)	6,724,000	6,724,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,722,004 (Collateralized by $6,790,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $6,863,198)	6,722,000	6,722,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,858,480 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $6,859,368)	6,724,000	6,724,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,618,000)		33,618,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 202, expiring 5/22/09	150	1,821

TOTAL OPTIONS PURCHASED
(Cost $2,728)		1,821

TOTAL INVESTMENT SECURITIES
(Cost $33,620,728)—91.9%		33,619,821
Net other assets (liabilities)—8.1%		2,969,938

NET ASSETS—100.0%		$36,589,759

†
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $4,000,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/31/09 (Underlying notional amount at value $6,105,000)	44	$47,296

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 5/15/38) terminating on 1/26/09	$(41,618,203)	$546,735

See accompanying notes to the financial statements.
30

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$33,620,728

Securities, at value	1,821
Repurchase agreements, at value	33,618,000

Total Investment Securities, at value	33,619,821
Cash	972
Segregated cash balances with brokers for futures contracts	109,641
Interest receivable	9
Unrealized gain on swap agreements	546,735
Receivable for capital shares issued	2,354,854
Variation margin on futures contracts	71,676
Prepaid expenses	122

Total Assets	36,703,830

Liabilities:
Payable for capital shares redeemed	7,064
Advisory fees payable	6,992
Management services fees payable	932
Administration fees payable	1,376
Administrative services fees payable	18,646
Distribution fees payable	18,931
Trustee fees payable	173
Transfer agency fees payable	8,137
Fund accounting fees payable	2,898
Compliance services fees payable	836
Other accrued expenses	48,086

Total Liabilities	114,071

Net Assets	$36,589,759

Net Assets consist of:
Capital	$113,757,291
Accumulated net investment income (loss)	291,473
Accumulated net realized gains (losses) on investments	(78,052,129)
Net unrealized appreciation (depreciation) on investments	593,124

Net Assets	$36,589,759

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,366,335

Net Asset Value (offering and redemption price per share)	$10.87

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$1,371,852

Expenses:
Advisory fees	497,412
Management services fees	78,332
Administration fees	23,952
Transfer agency fees	32,136
Administrative services fees	190,163
Distribution fees	165,804
Custody fees	6,900
Fund accounting fees	43,158
Trustee fees	1,112
Compliance services fees	904
Other fees	74,969

Total Gross Expenses before reductions	1,114,842
Less Expenses reduced by the Advisor	(34,463)

Total Net Expenses	1,080,379

Net Investment Income (Loss)	291,473

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(7,707)
Net realized gains (losses) on futures contracts	(1,471,384)
Net realized gains (losses) on swap agreements	(25,686,065)
Change in net unrealized appreciation/depreciation on investments	3,373,447

Net Realized and Unrealized Gains (Losses) on Investments	(23,791,709)

Change in Net Assets Resulting from Operations	$(23,500,236)

See accompanying notes to the financial statements.
31

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$291,473	$3,641,751
Net realized gains (losses) on investments	(27,165,156)	(5,184,829)
Change in net unrealized appreciation/depreciation on investments	3,373,447	(4,891,691)

Change in net assets resulting from operations	(23,500,236)	(6,434,769)

Distributions to Shareholders From:
Net investment income	(3,641,751)	(5,128,357)

Change in net assets resulting from distributions	(3,641,751)	(5,128,357)

Capital Transactions:
Proceeds from shares issued	236,195,897	401,479,561
Dividends reinvested	3,641,751	5,128,357
Value of shares redeemed	(251,146,625)	(450,898,460)

Change in net assets resulting from capital transactions	(11,308,977)	(44,290,542)

Change in net assets	(38,450,964)	(55,853,668)
Net Assets:
Beginning of period	75,040,723	130,894,391

End of period	$36,589,759	$75,040,723

Accumulated net investment income (loss)	$291,473	$3,641,751

Share Transactions:
Issued	13,703,100	19,209,769
Reinvested	225,356	261,118
Redeemed	(14,612,839)	(21,742,716)

Change in shares	(684,383)	(2,271,829)

See accompanying notes to the financial statements.
32

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$18.53	$20.70	$19.13	$20.78	$23.32

Investment Activities:
Net investment income (loss)(a)	0.08	0.72	0.70	0.27	(0.10)
Net realized and unrealized gains (losses) on investments	(6.82)	(1.72)	1.26	(1.92)	(2.44)

Total income (loss) from investment activities	(6.74)	(1.00)	1.96	(1.65)	(2.54)

Distributions to Shareholders From:
Net investment income	(0.92)	(1.17)	(0.39)	—	—

Net Asset Value, End of Period	$10.87	$18.53	$20.70	$19.13	$20.78

Total Return	(37.97)%	(5.20)%	10.15%	(7.89)%	(10.89)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.63%	1.64%	1.73%	1.75%
Net expenses	1.63%	1.58%	1.61%	1.73%	1.75%
Net investment income (loss)	0.44%	3.47%	3.31%	1.36%	(0.45)%

Supplemental Data:
Net assets, end of period (000’s)	$36,590	$75,041	$130,894	$139,379	$179,638
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
33

PROFUNDS VP

Notes to Financial Statements
December 31, 2008

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

Effective January 1, 2008, the ProFunds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

34

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2008, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

35

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of December 31, 2008 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

36

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

37

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 anaylsis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the year ended December 31, 2008.

	Other

	Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

	New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFunds’ VP financial statements and related disclosures.

3.	Investment Valuation Summary

	The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

	• Level 1 – quoted prices in active markets for identical assets
	• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
	• Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

	The following is a summary of the valuations as of December 31, 2008 for each ProFund VP based upon the three levels defined above:

				LEVEL 2 - Other Significant
		LEVEL 1 - Quoted Prices		Observable Inputs			Total

							Investment
							Securities,
			Other			Other	including	Other
		Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
		Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

	ProFund VP Bull	$61,374,944	$278,408	$—	$8,503,000	$—	$69,877,944	$278,408
	ProFund VP Small-Cap	1,444,290	—	—	1,304,000	49,571	2,748,290	49,571
	ProFund VP Europe 30	31,025,147	—	—	101,000	—	31,126,147	—
	ProFund VP Rising Rates Opportunity	—	47,296	1,821	33,618,000	546,735	33,619,821	594,031

*    Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

38

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. Prior to February 29, 2008, the Distributor received an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts for providing the distribution entity and infrastructure related platform. During the period from January 1, 2008 to February 28, 2008, the Distributor was paid its annual fee from fees already accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. Prior to May 1, 2008, for these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets. Effective May 1, 2008, for these services, each ProFund VP paid the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $138,000 ($276,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended December 31, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the

39

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires
	04/30/12	Total

ProFund VP Bull	$80,011	$80,011
ProFund VP Europe 30	30,892	30,892
ProFund VP Rising Rates Opportunity	22,454	22,454

For the year ended December 31, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$22,163
ProFund VP Small-Cap	9,523
ProFund VP Europe 30	13,967
ProFund VP Rising Rates Opportunity	12,009

5.	Securities Transactions

	The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2008 were as follows:

		Purchases	Sales

	ProFund VP Bull	$262,623,922	$312,186,005
	ProFund VP Small-Cap	25,452,676	85,431,658
	ProFund VP Europe 30	113,779,533	177,617,630

6.	Investment Risks

	Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

	Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In

40

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

	Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

	Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

	Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

		Expires	Expires	Expires	Expires
		12/31/12	12/31/13	12/31/15	12/31/16	Total

	ProFund VP Bull	$—	$—	$—	$9,291,021	$9,291,021
	ProFund VP Rising Rates Opportunity	21,517,216	22,965,205	5,366,257	27,138,192	76,986,870

As of the tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

		Expires	Expires	Expires	Expires
		12/31/09	12/31/10	12/31/11	12/31/12	Total

	ProFund VP Europe 30	$4,576,404	$5,807,241	$3,450,241	$3,425,937	$17,259,823
	ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	1,018,870

	The tax character of dividends paid to shareholders during the tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$—	$1,550,179	$1,550,179
ProFund VP Small-Cap	1,419,150	4,019,405	5,438,555
ProFund VP Europe 30	3,563,363	6,878,092	10,441,455
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751

41

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

The tax character of dividends paid to shareholders during the tax year ended December 31, 2007 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$2,622,612	$—	$2,622,612
ProFund VP Small-Cap	3,474,875	8,256,975	11,731,850
ProFund VP Europe 30	2,790,426	1,137,286	3,927,712
ProFund VP Rising Rates Opportunity	5,128,357	—	5,128,357

As of the tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$686,731	$—	$—	$(9,291,021)	$(5,144,032)	$(13,748,322)
ProFund VP Small-Cap	—	880,476	—	—	(403,556)	476,920
ProFund VP Europe 30	1,427,460	—	—	(17,259,823)	(8,351,964)	(24,184,327)
ProFund VP Rising Rates Opportunity	291,473	—	—	(78,005,740)	546,735	(77,167,532)

At December 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$75,021,976	$16,013,593	$(21,157,625)	$(5,144,032)
ProFund VP Small-Cap	3,201,417	213,875	(667,002)	(453,127)
ProFund VP Europe 30	39,478,111	6,053,734	(14,405,698)	(8,351,964)
ProFund VP Rising Rates Opportunity	33,620,728	—	—	—

42

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30, and ProFund VP Rising Rates Opportunity (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2008, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2009

43

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2008, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Small-Cap	21.51%
ProFund VP Europe 30	7.72%

For the fiscal year ended December 31, 2008, the amount of long-term capital gain desginated by the Funds was as follows:
Long-Term
Capital Gain

ProFund VP Bull	$1,550,179
ProFund VP Small-Cap	4,019,405
ProFund VP Europe 30	6,878,092

44

PROFUNDS VP

Board Approval of Investment Advisory Agreements (unaudited)

At a meeting held on September 15, 2008, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) with respect to each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; and (ix) information regarding trade allocation and best execution. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreements with those under other investment advisory contracts; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the investment performance of the Funds and the Advisor; (v) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment Advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

45

PROFUNDS VP

Board Approval of Investment Advisory Agreements (continued) (unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee, if any. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2008. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2008. The Board further reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board considered certain non-advisory services provided to the Funds by the Advisor under a separate Management Services Agreement. The Board also considered indirect, or “fall-out” benefits that both the Advisor and ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, derived from their relationship to the Funds. In addition, the Board considered the payments by the Funds of Rule 12b-1 fees to financial institutions or securities industry professionals, including PDI.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it intends to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

46

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2008 and held for the entire period from July 1, 2008 through December 31, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Bull	$1,000.00	$712.00	$7.01	1.63%
ProFund VP Small-Cap	1,000.00	712.30	6.93	1.61%
ProFund VP Europe 30	1,000.00	612.40	6.61	1.63%
ProFund VP Rising Rates Opportunity	1,000.00	631.50	6.77	1.65%

*    Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Bull	$1,000.00	$1,016.94	$8.26	1.63%
ProFund VP Small-Cap	1,000.00	1,017.04	8.16	1.61%
ProFund VP Europe 30	1,000.00	1,016.94	8.26	1.63%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.84	8.36	1.65%

*    Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

47

PROFUNDS VP

Trustees and Officers (unaudited)

Number of
		Term of		Portfolios* in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997 to	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		present	Managing Director	Trust (3);
Suite 1000			(May 2007 to present);	ProShares
Bethesda, MD 20814			Directorship	Trust (64)
Birth Date: 7/57			Search Group,
Inc. (Executive
Recruitment):
President (May
2004 to May 2007);
Managing Director
(March 1993 to April
2004).

Michael C. Wachs	Trustee	Indefinite;	AMC Delancey Group,	ProFunds (112);	AMC
c/o ProFunds		October	Inc. (Real Estate	Access One	Delancey
7501 Wisconsin Avenue,		1997 to	Development):	Trust (3);	Group, Inc.
Suite 1000		present	Executive Vice	ProShares
Bethesda, MD 20814			President (January 2001	Trust (64)
Birth Date: 10/61			to present).

Interested Trustee
Michael L. Sapir**	Trustee	Indefinite;	Chairman and Chief	ProFunds (112);	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the	Access One
Suite 1000		to present	Advisor (April 1997 to	Trust (3);
Bethesda, MD 20814			present); Chief	ProShares
Birth Date: 5/58			Executive Officer of ProShare	Trust (64)
Advisors LLC (November
2005 to present) and ProShare
Capital Management LLC
(June 2008 to present).

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite;	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor (April 1997 to
Bethesda, MD 20814			present); ProShare
Birth Date: 5/58			Advisors LLC (November
2005 to present);
ProShare Captial
Management LLC
(June 2008 to present).

Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to
Birth Date: 8/62			present) and ProShare
Capital Management LLC
(June 2008 to present).

48

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance Officer of the
Suite 1000			Advisor (October 2002 to
Bethesda, MD 20814			present); Counsel and
Birth Date: 10/58			Chief Compliance
Officer, ProShare
Advisors LLC (December
2004 to present); Chief
Compliance Officer of
the Distributor (March
2008 to present).

Stephenie E. Adams		Indefinite;	Vice President
7501 Wisconsin Avenue,	Acting Secretary	September 2007 to present	Corporate Development
Suite 1000	Assistant Secretary	April 2006 to September	of the Advisor (January
Bethesda, MD 20814		2007	2007 to present); Acting
Birth Date: 4/69			Secretary of ProShare
Advisors LLC (September
2007 to present);
Assistant Vice
President of the
Advisor (December 2002
to December 2006).

Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of
100 Summer Street,		December 2008 to present	Regulatory
Suite 1500			Administration,
Boston, MA 02110			Citi Fund Services
Birth Date: 9/70			Ohio, Inc.
(September 2008 to
present); Senior
Counsel, MetLife, Inc.
(October 2004 to
September 2008).

Troy A. Sheets	Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		June 2002 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 5/71			Ohio, Inc. (April 2002
to present).

Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		March 2006 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 11/63			Ohio, Inc. (September
1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

49

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the ProFunds VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFunds®

ProFunds are distributed by ProFunds Distributiors, Inc.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/08

Not just funds, ProFunds® Ultra ProFund VP UltraBull Inverse ProFund VP Bear Non-Equity ProFund VP Rising Rates Opportunity

Annual Report
December 31, 2008

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP UltraBull
11	ProFund VP Bear
16	ProFund VP Rising Rates Opportunity

21	Notes to Financial Statements

30	Report of Independent Registered Public Accounting Firm

31	Additional Tax Information

32	Board Approval of Investment Advisory Agreements

34	Expense Examples

35	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds VP for the 12 months ended December 31, 2008.

Stocks hit hard across the board

The past 12 months have been extraordinary, with dramatic declines across virtually all equity market segments. U.S. large-cap stocks fell, with the S&P 500 Index® dropping 36.99%. The Russell 2000® Index, representing small-cap stocks, declined 33.80% and the S&P MidCap 400® Index dropped 36.24%. At the same time, stock market volatility reached extreme levels. The CBOE VIX, a well-known volatility index, reached an all-time high of 80.86 on November 20, 2008.

Nearly all U.S. sectors were hard hit during the period. Basic materials and financials fared worst, each dropping over 50%. Technology, real estate, industrials, and oil and gas each fell more than 35%. Telecommunications, consumer services, utilities, consumer goods and health care also saw significant declines. Only the relatively small biotechnology sector showed positive returns, posting a gain of 3.75%.

International equity indexes also suffered large declines. Developed markets outside the U.S. and Canada lost 43.38% of their value, as measured by the MSCI EAFE® Index. Emerging markets met a similar fate, dropping 48.94%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar strengthen

Investors’ increased desire for safety drove U.S. bonds higher, with the Long Bond gaining 41.81% and the 10-year Treasury adding 22.22% for the period. During the first quarter of 2008, the dollar lost 6.35% against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index. The dollar rose during the subsequent three quarters, more than offsetting the first quarter’s loss. For the full year, the dollar posted an overall gain of 5.99%.

Meeting investors’ needs in uncertain markets

In times like these, many investors are seeking ways to adjust or hedge their market exposures. We’re pleased that you have turned to ProFunds to help meet those needs, and we deeply appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman

All investment performance index figures above reflect total return performance. All sector performance figures above refer to Dow Jones Sector/Industry Indexes. The performance figures above for Treasurys refer to the Ryan Labs 30-year and 10-year indexes. You may not invest directly in an index.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as investment advice.

i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.[1] ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.[2]

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2008:[3]

•
Benchmark Performance:  The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•
The Impact of Leverage on the Funds’ Performance:  The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or greater than –100% of the daily performance of an index (i.e., the Ultra ProFunds VP, VP UltraShort Dow 30, VP UltraShort NASDAQ-100, VP U.S. Government Plus, and VP Rising Rates Opportunity) was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index (i.e. Classic ProFunds VP, VP Bear, VP Short Mid-Cap, VP Short Small Cap, VP Short Dow 30, VP Short NASDAQ-100, VP Short International, VP Short Emerging Markets and VP Falling U.S. Dollar). The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% (i.e., the Inverse ProFunds VP, VP Rising Rates Opportunity, and VP Falling U.S. Dollar) was inversely impacted by the daily performance of the Funds’ underlying indexes.

•
Compounding of Daily Returns and Volatility:  Leveraged and Inverse ProFunds VP are designed to provide either a positive or negative multiple of index performance on a daily basis (before fees and expenses). A common misconception is that the Funds also should provide 200%, –200%, –125% or –100% of index performance over longer periods, such as a week, month or year. However, Fund returns over longer periods are generally less than or greater than the returns that would result from such an expectation.

The hypothetical example below is illustrative. Fund XYZ seeks to double the daily performance of Index XYZ. On each day, Fund XYZ performs in line with its objective (200% of the index’s daily performance). You might expect that over the entire five-day period, the fund’s total return would be double that of the index, but that’s not the case. For the entire period, Index XYZ gained 5.1% while Fund XYZ gained only 9.8%.

		Index XYZ		Fund XYZ

		Level	Daily Performance	Daily Performance	Net Asset Value

	Start	100.0			$100.00
	Day 1	103.0	3.0%	6.0%	$106.00
	Day 2	99.9	–3.0%	–6.0%	$99.64
	Day 3	103.9	4.0%	8.0%	$107.61
	Day 4	101.3	–2.5%	–5.0%	$102.23
	Day 5	105.1	3.7%	7.4%	$109.80

	Total Return		5.1%	9.8%

This is due to several factors, but a significant one is index volatility and its effect on fund compounding. In general, periods of higher index volatility will cause the effect of compounding to be more pronounced, while periods of lower index volatility will produce a more muted or even positive effect.

Index volatility measures how much an index’s value fluctuates, in either direction, over time. A higher volatility means that the index has experienced more dramatic changes in value. A lower volatility means that the index has changed at a steadier pace.

[1]	Other than ProFund VP Money Market.
[2]
A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance does not guarantee future results.
[4]
Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

ii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

To demonstrate this point, in the example above let’s compare Fund XYZ from the previous example to the less volatile (and also hypothetical) Fund ABC, designed to double (200%) the daily performance of Index ABC. At left, the steady uptrend of Index ABC led to a compounding effect (magnified gains upon gains) in Fund ABC that more than doubled the index’s return (10.4% vs. 5.1%). At right, the more volatile Index XYZ led to magnified fund gains and losses, producing less than 200% (9.8% vs. 5.1%). (Remember, you can’t invest directly in an index, and hypothetical fund performance does not reflect fund fees and expenses.)

In the end, the Funds are designed to accomplish their objectives on a daily basis. As a result, you shouldn’t expect the Funds to provide 200%, –200%, –125% or –100% of index performance over longer periods. If you’re interested in more details about the Funds’ longer-term performance, please see the description of correlation risk in the Funds’ prospectus. In addition the Funds’ statement of additional information, contains a deeper discussion of the factors that affect the Funds’ longer-term performance, including three tables that estimate one-year fund performance based on index behavior.

•
Cost of Obtaining Leverage and Inverse Exposure:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•
Equity Dividends and Bond Yields:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

Market Conditions Affecting Benchmark and Fund Performance - All ProFunds VP

General Factors Affecting Benchmark and Fund Performance

Below we review general economic factors and market events, as well as index performance, for the entire year of 2008.

Economy

The U.S. economy faced many challenges over the course of the year and the financial markets were under considerable stress. The housing market contraction and the deteriorating performance of subprime mortgages led to a global credit crisis. Consumer confidence dropped significantly and the unemployment rate rose to 7.2% in December. Gross Domestic Product (GDP) growth declined, going from a growth rate of 0.9% for the first quarter of 2008 to a decrease of –0.5% in the third quarter 2008.

The continued decline of the U.S. housing market triggered rising rates of default and foreclosures. Those companies holding portfolios of difficult to value mortgage backed securities (residential and commercial) were forced to take significant write-downs which affected their own creditworthiness. Much of the depreciating equity values within the financial sector can be attributed to the discount that investors were placing on the mortgage related holdings of these companies. The risk of not knowing the true breadth of the quality and size of these loan portfolios has caused a dramatic sell off in the financial sector. A reassessment of credit risk throughout all asset classes caused credit spreads to widen which made it more difficult and expensive for individuals and small business to borrow and for the latter to expand operations.

iii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Consequently, in March the Federal Reserve intervened to help facilitate the bailout of Bear Stearns, the nation’s fifth largest investment bank. In September the U.S. Treasury Department placed both Fannie Mae and Freddie Mac under the control of a conservatorship, a measure similar to Chapter 11 bankruptcy reorganization, and Lehman Brothers Holdings filed for bankruptcy.

To help mitigate the impact of these factors on economic activity, the Federal Reserve deployed a range of policy tools. Most notably, the Federal Open Market Committee reduced its target for the federal funds rate by more than 400 basis points to an all time low of between 0% and 0.25% by year end. The government also passed the Economic Stimulus Act of 2008 which provided mainly tax rebates and tax incentives in the order of $152 billion.

With the accelerating financial market crises in 2008, investors increasingly sought the perceived safety of Treasury bills, money market funds, and other ultra-secure government-related paper. The yield on the 10-year Treasury note declined to 2.25% from 4.03%, while the yield on the 30-year bond dropped to 2.67% from 4.46%. This demand for dollar denominated US Government Treasury securities sent the dollar higher verses every currency in the US Dollar Index except the Japanese Yen. The crisis of confidence in the global financial system caused the unwind of the Yen carry trade leaving the Yen to finish at historic highs verses the dollar.

The dramatic rise of energy prices and commodities over the first half of 2008 drove the Consumer Price Index (CPI) to an all time high in July to 219.96. 5.6% higher than the year before. On Jan. 2, the first trading day of the year, crude-oil futures touched $100/barrel and peaked in July at $147/barrel. Demand then weakened for most commodities as the financial crisis spread and tipped many world economies into recession. In December the CPI was back to 0.1% and crude-oil futures were at $44.60/barrel.

Index Performance5

For the one year period ending December 31, 2008, the U.S. equity market posted negative returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index, was down –36.99% for the period, its worst annual percentage decline since 1937. The S&P MidCap 400 Index declined –36.24%, the Dow Jones Industrial Average declined –31.92%, the Russell 2000 Index declined –33.80%, and the NASDAQ-100 declined –41.57% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Biotechnology had a positive performance in 2008, posting a return of +3.75%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Pharmaceuticals (–18.15%), Health Care (–22.80%), Consumer Goods (–25.69%), and Precious Metals (–28.84%). Sectors substantially underperforming the broad market were Basic Materials (–50.82%), Financials (–50.40%), Semiconductor (–49.15%), and Banks (–45.15%). The remainder of the sectors posted less dramatic returns. Outperforming the S&P 500 were Utilities (–30.25%), Consumer Services (–30.82%), Telecommunications (–32.93%), and Oil & Gas (–35.77%). Underperforming the S&P 500 were Internet (–43.77%), Technology (–42.87%), Real Estate (–40.07%), and Industrial (–39.55%). Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced negative returns. Based on these indices, SmallCap performed relatively better than MidCap and LargeCap this year: SmallCap Growth –32.84% and SmallCap Value –29.50% verses MidCap Growth –37.58%, MidCap Value –34.79%, S&P 500 Growth –34.91%, and S&P 500 Value –39.19%.

International equity markets were not immune to the global credit crisis. In Asia, Japan’s Nikkei 225 Index was down -26.47% in U.S. Dollar terms (–41.11% in yen terms). The ProFunds Asia 30 Index fell –51.24%. Emerging Markets posted a loss; The Bank of New York Mellon’s Emerging Market 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was down –48.94%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., lost –43.38%, assuming net dividends reinvestment. The ProFund Europe 30 Index was down –44.87%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +41.81. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up 5.99% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

iv

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year 2008 was 41.16%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Consumer Goods Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return	Volatility

Dow Jones U.S. Banks Index	–45.15%	78.80%
Dow Jones U.S. Real Estate Index	–40.07%	77.05%
Dow Jones Precious Metals Index	–28.84%	75.43%
Dow Jones U.S. Financials Index	–50.40%	68.73%
Bank of New York Mellon Emerging Markets 50 ADR Index	–48.94%	64.19%
ProFunds Asia 30 Index	–51.24%	60.89%
Dow Jones U.S. Basic Materials Index	–50.82%	59.29%
Dow Jones U.S. Oil & Gas Index	–35.77%	59.27%
Dow Jones U.S. Semiconductors Index	–49.15%	47.92%
Russell 2000 Index	–33.80%	46.75%
S&P SmallCap 600/Citigroup Value Index	–29.50%	46.66%
Dow Jones Composite Internet Index	–43.77%	46.49%
ProFunds Europe 30 Index	–44.87%	46.20%
Nikkei 225 Stock Average[6]	–26.47%	46.05%
S&P MidCap 400/ Citigroup Value Index	–34.79%	44.88%
Dow Jones U.S. Telecommunications Index	–32.93%	44.71%
S&P 500/Citigroup Value Index	–39.19%	44.45%
S&P MidCap 400 Index	–36.24%	43.39%
NASDAQ–100 Index	–41.57%	42.41%
S&P MidCap 400/Citigroup Growth Index	–37.58%	42.37%
Dow Jones U.S. Technology Index	–42.87%	41.20%
S&P 500 Index	–36.99%	41.16%
Dow Jones U.S. Industrials Index	–39.55%	41.09%
S&P SmallCap 600/Citigroup Growth Index	–32.84%	40.95%
Dow Jones U.S. Consumer Services Index	–30.82%	39.58%
S&P 500/Citigroup Growth Index	–34.91%	39.38%
Dow Jones U.S. Utilities Index	–30.25%	38.06%
Dow Jones Industrial Average	–31.92%	37.91%
MSCI EAFE Index	–43.38%	36.49%
Dow Jones U.S. Biotechnology Index	3.75%	33.92%
Dow Jones U.S. Pharmaceuticals Index	–18.15%	31.52%
Dow Jones U.S. Health Care Index	–22.80%	31.02%
Dow Jones U.S. Consumer Goods Index	–25.69%	30.13%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 4.49% at the beginning of the year, dropping to 0.39% at the end of the period. Each Ultra ProFund VP essentially pays one-times this rate plus a spread, while each Short, Inverse VP, and UltraShort ProFunds VP essentially receives two and three-time this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).
[6]	U.S. Dollar terms

v

ProFund VP UltraBull

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to 200% the daily performance of the S&P 500® Index. Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus” and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. For the year ended December 31, 2008, the Fund had a total return of –67.40%, compared to a total return of –36.99%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), Wells Fargo & Co (–2.35%) and Johnson & Johnson (–10.30%), while the bottom three performers in this group were General Electric Co (–56.30%), Microsoft Corp (–45.39%), and AT&T Inc (–31.42%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraBull	1/22/2001	–67.40%	–13.42%	–12.08%	1.68%	1.63%

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to 200% the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	70%
Futures Contracts	18%
Swap Agreements	111%

Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.6%
Procter & Gamble Co.	1.6%
General Electric Co.	1.5%
AT&T, Inc.	1.5%
Johnson & Johnson	1.5%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	27%
Energy	13%
Financial	13%
Communications	11%
Industrial	11%
Technology	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

Common Stock (69.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	3,225	$185,566
Abbott Laboratories (Pharmaceuticals)	7,200	384,264
Abercrombie & Fitch Co.—Class A (Retail)	400	9,228
Adobe Systems, Inc.* (Software)	2,475	52,693
Advanced Micro Devices, Inc.* (Semiconductors)	2,825	6,102
Aetna, Inc. (Healthcare-Services)	2,150	61,275
Affiliated Computer Services, Inc.—Class A* (Computers)	450	20,678
AFLAC, Inc. (Insurance)	2,175	99,702
Agilent Technologies, Inc.* (Electronics)	1,625	25,399
Air Products & Chemicals, Inc. (Chemicals)	975	49,013
AK Steel Holding Corp. (Iron/Steel)	525	4,893
Akamai Technologies, Inc.* (Internet)	775	11,695
Alcoa, Inc. (Mining)	3,725	41,943
Allegheny Energy, Inc. (Electric)	775	26,242
Allegheny Technologies, Inc. (Iron/Steel)	450	11,489
Allergan, Inc. (Pharmaceuticals)	1,425	57,456
Allstate Corp. (Insurance)	2,500	81,900
Altera Corp. (Semiconductors)	1,375	22,976
Altria Group, Inc. (Agriculture)	9,575	144,199
Amazon.com, Inc.* (Internet)	1,500	76,920
Ameren Corp. (Electric)	975	32,428
American Capital, Ltd. (Investment Companies)	950	3,078
American Electric Power, Inc. (Electric)	1,875	62,400
American Express Co. (Diversified Financial Services)	5,375	99,706
American International Group, Inc. (Insurance)	12,500	19,625
American Tower Corp.* (Telecommunications)	1,850	54,242
Ameriprise Financial, Inc. (Diversified Financial Services)	1,000	23,360
AmerisourceBergen Corp. (Pharmaceuticals)	725	25,854
Amgen, Inc.* (Biotechnology)	4,925	284,419
Amphenol Corp.—Class A (Electronics)	825	19,784
Anadarko Petroleum Corp. (Oil & Gas)	2,125	81,919
Analog Devices, Inc. (Semiconductors)	1,350	25,677
AON Corp. (Insurance)	1,250	57,100
Apache Corp. (Oil & Gas)	1,550	115,521
Apartment Investment and Management Co.—Class A (REIT)	497	5,740
Apollo Group, Inc.—Class A* (Commercial Services)	500	38,310
Apple Computer, Inc.* (Computers)	4,125	352,069
Applied Materials, Inc. (Semiconductors)	6,225	63,059
Archer-Daniels-Midland Co. (Agriculture)	2,975	85,769
Assurant, Inc. (Insurance)	550	16,500
AT&T, Inc. (Telecommunications)	27,375	780,187
Autodesk, Inc.* (Software)	1,050	20,633
Automatic Data Processing, Inc. (Software)	2,350	92,449
AutoNation, Inc.* (Retail)	500	4,940
AutoZone, Inc.* (Retail)	175	24,407
Avalonbay Communities, Inc. (REIT)	350	21,203
Avery Dennison Corp. (Household Products/Wares)	500	16,365
Avon Products, Inc. (Cosmetics/Personal Care)	1,975	47,459
Baker Hughes, Inc. (Oil & Gas Services)	1,425	45,700
Ball Corp. (Packaging & Containers)	450	18,716
Bank of America Corp. (Banks)	30,000	422,400
Bank of New York Mellon Corp. (Banks)	5,325	150,857
Bard (C.R.), Inc. (Healthcare-Products)	450	37,917
Baxter International, Inc. (Healthcare-Products)	2,875	154,071
BB&T Corp. (Banks)	2,575	70,709
Becton, Dickinson & Co. (Healthcare-Products)	1,125	76,939
Bed Bath & Beyond, Inc.* (Retail)	1,200	30,504
Bemis Co., Inc. (Packaging & Containers)	475	11,248
Best Buy Co., Inc. (Retail)	1,575	44,273
Big Lots, Inc.* (Retail)	375	5,434
Biogen Idec, Inc.* (Biotechnology)	1,350	64,300
BJ Services Co. (Oil & Gas Services)	1,350	15,755
Black & Decker Corp. (Hand/Machine Tools)	275	11,498
BMC Software, Inc.* (Software)	875	23,546
Boeing Co. (Aerospace/Defense)	3,400	145,078
Boston Properties, Inc. (REIT)	550	30,250
Boston Scientific Corp.* (Healthcare-Products)	6,975	53,986
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,200	213,900
Broadcom Corp.—Class A* (Semiconductors)	2,075	35,213
Brown-Forman Corp. (Beverages)	450	23,171
Burlington Northern Santa Fe Corp. (Transportation)	1,300	98,423
C.H. Robinson Worldwide, Inc. (Transportation)	775	42,648
CA, Inc. (Software)	1,825	33,817
Cabot Oil & Gas Corp. (Oil & Gas)	475	12,350
Cameron International Corp.* (Oil & Gas Services)	1,025	21,013
Campbell Soup Co. (Food)	950	28,509
Capital One Financial Corp. (Diversified Financial Services)	1,825	58,199
Cardinal Health, Inc. (Pharmaceuticals)	1,675	57,737

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Carnival Corp.—Class AADR (Leisure Time)	2,025	$49,248
Caterpillar, Inc. (Machinery-Construction & Mining)	2,800	125,076
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,025	4,428
CBS Corp.—Class B (Media)	3,150	25,799
Celgene Corp.* (Biotechnology)	2,125	117,470
CenterPoint Energy, Inc. (Electric)	1,600	20,192
Centex Corp. (Home Builders)	575	6,118
CenturyTel, Inc. (Telecommunications)	475	12,982
Cephalon, Inc.* (Pharmaceuticals)	325	25,038
CF Industries Holdings, Inc. (Chemicals)	275	13,519
Chesapeake Energy Corp. (Oil & Gas)	2,500	40,425
ChevronTexaco Corp. (Oil & Gas)	9,425	697,167
Chubb Corp. (Insurance)	1,650	84,150
Ciena Corp.* (Telecommunications)	425	2,848
CIGNA Corp. (Insurance)	1,275	21,484
Cincinnati Financial Corp. (Insurance)	750	21,803
Cintas Corp. (Textiles)	600	13,938
Cisco Systems, Inc.* (Telecommunications)	27,200	443,360
CIT Group, Inc. (Diversified Financial Services)	1,325	6,016
Citigroup, Inc. (Diversified Financial Services)	25,300	169,763
Citrix Systems, Inc.* (Software)	850	20,035
Clorox Co. (Household Products/Wares)	650	36,114
CME Group, Inc. (Diversified Financial Services)	300	62,433
CMS Energy Corp. (Electric)	1,050	10,605
Coach, Inc.* (Apparel)	1,525	31,674
Coca-Cola Co. (Beverages)	9,250	418,747
Coca-Cola Enterprises, Inc. (Beverages)	1,475	17,744
Cognizant Technology Solutions Corp.* (Computers)	1,350	24,381
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,350	161,069
Comcast Corp.—Special Class A (Media)	13,375	225,770
Comerica, Inc. (Banks)	700	13,895
Computer Sciences Corp.* (Computers)	700	24,598
Compuware Corp.* (Software)	1,150	7,763
ConAgra Foods, Inc. (Food)	2,075	34,237
ConocoPhillips (Oil & Gas)	6,925	358,715
CONSOL Energy, Inc. (Coal)	850	24,293
Consolidated Edison, Inc. (Electric)	1,275	49,636
Constellation Brands, Inc.* (Beverages)	900	14,193
Constellation Energy Group, Inc. (Electric)	825	20,699
Convergys Corp.* (Commercial Services)	575	3,686
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	800	23,384
Corning, Inc. (Telecommunications)	7,225	68,854
Costco Wholesale Corp. (Retail)	2,000	105,000
Coventry Health Care, Inc.* (Healthcare-Services)	700	10,416
Covidien, Ltd.ADR (Healthcare-Products)	2,350	85,164
CSX Corp. (Transportation)	1,825	59,258
Cummins, Inc. (Machinery-Diversified)	925	24,725
CVS Corp. (Retail)	6,675	191,839
D.R. Horton, Inc. (Home Builders)	1,275	9,014
Danaher Corp. (Miscellaneous Manufacturing)	1,200	67,932
Darden Restaurants, Inc. (Retail)	650	18,317
DaVita, Inc.* (Healthcare-Services)	475	23,546
Dean Foods Co.* (Food)	725	13,028
Deere & Co. (Machinery-Diversified)	1,975	75,682
Dell, Inc.* (Computers)	8,050	82,432
DENTSPLY International, Inc. (Healthcare-Products)	700	19,768
Developers Diversified Realty Corp. (REIT)	550	2,684
Devon Energy Corp. (Oil & Gas)	2,050	134,705
DIRECTV Group, Inc.* (Media)	2,525	57,848
Discover Financial Services (Diversified Financial Services)	2,225	21,204
Dominion Resources, Inc. (Electric)	2,700	96,768
Dover Corp. (Miscellaneous Manufacturing)	875	28,805
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,175	19,094
DTE Energy Co. (Electric)	750	26,753
Duke Energy Corp. (Electric)	5,875	88,184
Dun & Bradstreet Corp. (Software)	250	19,300
Dynegy, Inc.—Class A* (Electric)	2,350	4,700
E* TRADE Financial Corp.* (Diversified Financial Services)	2,625	3,019
E.I. du Pont de Nemours & Co. (Chemicals)	4,200	106,260
Eastman Chemical Co. (Chemicals)	325	10,306
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,250	8,225
Eaton Corp. (Miscellaneous Manufacturing)	775	38,525
eBay, Inc.* (Internet)	4,975	69,451
Ecolab, Inc. (Chemicals)	775	27,241
Edison International (Electric)	1,525	48,983
El Paso Corp. (Pipelines)	3,250	25,448
Electronic Arts, Inc.* (Software)	1,500	24,060
Eli Lilly & Co. (Pharmaceuticals)	4,650	187,255
Embarq Corp. (Telecommunications)	650	23,374
EMC Corp.* (Computers)	9,475	99,203
Emerson Electric Co. (Electrical Components & Equipment)	3,575	130,881
Ensco International, Inc. (Oil & Gas)	650	18,454
Entergy Corp. (Electric)	875	72,739
EOG Resources, Inc. (Oil & Gas)	1,150	76,567
Equifax, Inc. (Commercial Services)	575	15,249
Equitable Resources, Inc. (Pipelines)	600	20,130
Equity Residential Properties Trust (REIT)	1,275	38,020
Exelon Corp. (Electric)	3,050	169,610
Expedia, Inc.* (Internet)	975	8,034
Expeditors International of Washington, Inc. (Transportation)	975	32,438
Express Scripts, Inc.* (Pharmaceuticals)	1,150	63,227
Exxon Mobil Corp. (Oil & Gas)	23,625	1,885,984
Family Dollar Stores, Inc. (Retail)	650	16,946
Fastenal Co. (Distribution/Wholesale)	600	20,910
Federated Investors, Inc.—Class B (Diversified Financial Services)	400	6,784
FedEx Corp. (Transportation)	1,450	93,017
Fidelity National Information Services, Inc. (Software)	875	14,236
Fifth Third Bancorp (Banks)	2,675	22,096
First Horizon National Corp. (Banks)	967	10,222
FirstEnergy Corp. (Electric)	1,425	69,226
Fiserv, Inc.* (Software)	750	27,277
FLIR Systems, Inc.* (Electronics)	625	19,175
Flowserve Corp. (Machinery-Diversified)	275	14,163
Fluor Corp. (Engineering & Construction)	850	38,139
Ford Motor Co.* (Auto Manufacturers)	11,100	25,419
Forest Laboratories, Inc.* (Pharmaceuticals)	1,400	35,658
Fortune Brands, Inc. (Household Products/Wares)	700	28,896
FPL Group, Inc. (Electric)	1,900	95,627
Franklin Resources, Inc. (Diversified Financial Services)	700	44,646
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,750	42,770
Frontier Communications Corp. (Telecommunications)	1,450	12,673
GameStop Corp.—Class A* (Retail)	750	16,245
Gannett Co., Inc. (Media)	1,050	8,400
General Dynamics Corp. (Aerospace/Defense)	1,800	103,662
General Electric Co. (Miscellaneous Manufacturing)	48,775	790,155
General Mills, Inc. (Food)	1,550	94,162
General Motors Corp. (Auto Manufacturers)	2,825	9,040
Genuine Parts Co. (Distribution/Wholesale)	750	28,395
Genworth Financial, Inc.—Class A (Diversified Financial Services)	2,000	5,660
Genzyme Corp.* (Biotechnology)	1,250	82,962
Gilead Sciences, Inc.* (Pharmaceuticals)	4,275	218,623
Goodrich Corp. (Aerospace/Defense)	575	21,287

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Google, Inc.—Class A* (Internet)	1,100	$338,415
H & R Block, Inc. (Commercial Services)	1,575	35,784
Halliburton Co. (Oil & Gas Services)	4,150	75,447
Harley-Davidson, Inc. (Leisure Time)	1,075	18,243
Harman International Industries, Inc. (Home Furnishings)	275	4,601
Harris Corp. (Telecommunications)	625	23,781
Hartford Financial Services Group, Inc. (Insurance)	1,400	22,988
Hasbro, Inc. (Toys/Games/Hobbies)	575	16,773
HCP, Inc. (REIT)	1,175	32,630
Heinz (H.J.) Co. (Food)	1,450	54,520
Hess Corp. (Oil & Gas)	1,325	71,073
Hewlett-Packard Co. (Computers)	11,375	412,799
Home Depot, Inc. (Retail)	7,875	181,282
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,375	110,801
Hospira, Inc.* (Pharmaceuticals)	750	20,115
Host Marriott Corp. (REIT)	2,425	18,357
Hudson City Bancorp, Inc. (Savings & Loans)	2,425	38,703
Humana, Inc.* (Healthcare-Services)	775	28,892
Huntington Bancshares, Inc. (Banks)	1,700	13,022
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,825	63,966
IMS Health, Inc. (Software)	850	12,886
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	1,475	25,591
Integrys Energy Group, Inc. (Electric)	350	15,043
Intel Corp. (Semiconductors)	25,825	378,594
IntercontinentalExchange, Inc.* (Diversified Financial Services)	325	26,793
International Business Machines Corp. (Computers)	6,250	526,000
International Flavors & Fragrances, Inc. (Chemicals)	375	11,145
International Game Technology (Entertainment)	1,375	16,349
International Paper Co. (Forest Products & Paper)	1,975	23,305
Interpublic Group of Cos., Inc.* (Advertising)	2,225	8,811
Intuit, Inc.* (Software)	1,475	35,090
Intuitive Surgical, Inc.* (Healthcare-Products)	175	22,223
Invesco, Ltd.ADR (Diversified Financial Services)	1,800	25,992
ITT Industries, Inc. (Miscellaneous Manufacturing)	850	39,091
J.C. Penney Co., Inc. (Retail)	1,025	20,193
J.P. Morgan Chase & Co. (Diversified Financial Services)	17,325	546,257
Jabil Circuit, Inc. (Electronics)	975	6,581
Jacobs Engineering Group, Inc.* (Engineering & Construction)	575	27,657
Janus Capital Group, Inc. (Diversified Financial Services)	725	5,822
JDS Uniphase Corp.* (Telecommunications)	1,025	3,741
JM Smucker Co. (Food)	550	23,848
Johnson & Johnson (Healthcare-Products)	12,875	770,311
Johnson Controls, Inc. (Auto Parts & Equipment)	2,750	49,940
Jones Apparel Group, Inc. (Apparel)	375	2,198
Juniper Networks, Inc.* (Telecommunications)	2,450	42,899
KB Home (Home Builders)	350	4,767
Kellogg Co. (Food)	1,175	51,524
KeyCorp (Banks)	2,300	19,596
Kimberly-Clark Corp. (Household Products/Wares)	1,925	101,524
Kimco Realty Corp. (REIT)	1,075	19,651
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,150	12,213
KLA-Tencor Corp. (Semiconductors)	775	16,887
Kohls Corp.* (Retail)	1,425	51,585
Kraft Foods, Inc. (Food)	6,825	183,251
Kroger Co. (Food)	3,025	79,890
L-3 Communications Holdings, Inc. (Aerospace/Defense)	550	40,579
Laboratory Corp. of America Holdings* (Healthcare-Services)	500	32,205
Legg Mason, Inc. (Diversified Financial Services)	650	14,242
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	725	11,013
Lender Processing Services, Inc. (Diversified Financial Services)	144	4,241
Lennar Corp.—Class A (Home Builders)	650	5,636
Leucadia National Corp.* (Holding Companies-Diversified)	825	16,335
Lexmark International, Inc.—Class A* (Computers)	375	10,088
Life Technologies Corp.* (Biotechnology)	800	18,648
Limited, Inc. (Retail)	1,250	12,550
Lincoln National Corp. (Insurance)	1,200	22,608
Linear Technology Corp. (Semiconductors)	1,025	22,673
Lockheed Martin Corp. (Aerospace/Defense)	1,550	130,324
Loews Corp. (Insurance)	1,675	47,319
Lorillard, Inc. (Agriculture)	775	43,671
Lowe’s Cos., Inc. (Retail)	6,800	146,336
LSI Logic Corp.* (Semiconductors)	3,000	9,870
M&T Bank Corp. (Banks)	350	20,094
Macy’s, Inc. (Retail)	1,950	20,183
Manitowoc Co. (Machinery-Diversified)	600	5,196
Marathon Oil Corp. (Oil & Gas)	3,275	89,604
Marriott International, Inc.—Class A (Lodging)	1,350	26,258
Marsh & McLennan Cos., Inc. (Insurance)	2,400	58,248
Marshall & Ilsley Corp. (Banks)	1,200	16,368
Masco Corp. (Building Materials)	1,675	18,643
Massey Energy Co. (Coal)	400	5,516
MasterCard, Inc.—Class A (Software)	325	46,452
Mattel, Inc. (Toys/Games/Hobbies)	1,675	26,800
MBIA, Inc.* (Insurance)	875	3,561
McAfee, Inc.* (Internet)	675	23,335
McCormick & Co., Inc. (Food)	600	19,116
McDonald’s Corp. (Retail)	5,175	321,833
McGraw-Hill Cos., Inc. (Media)	1,450	33,625
McKesson Corp. (Commercial Services)	1,275	49,381
MeadWestvaco Corp. (Forest Products & Paper)	800	8,952
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,325	97,441
Medtronic, Inc. (Healthcare-Products)	5,200	163,384
MEMC Electronic Materials, Inc.* (Semiconductors)	1,050	14,994
Merck & Co., Inc. (Pharmaceuticals)	9,825	298,680
Meredith Corp. (Media)	175	2,930
MetLife, Inc. (Insurance)	3,675	128,110
Microchip Technology, Inc. (Semiconductors)	850	16,601
Micron Technology, Inc.* (Semiconductors)	3,550	9,372
Microsoft Corp. (Software)	35,525	690,606
Millipore Corp.* (Biotechnology)	250	12,880
Molex, Inc. (Electrical Components & Equipment)	650	9,419
Molson Coors Brewing Co.—Class B (Beverages)	700	34,244
Monsanto Co. (Agriculture)	2,550	179,392
Monster Worldwide, Inc.* (Internet)	575	6,952
Moody’s Corp. (Commercial Services)	900	18,081
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,925	78,997
Motorola, Inc. (Telecommunications)	10,525	46,626
Murphy Oil Corp. (Oil & Gas)	875	38,806
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,425	14,093
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,325	15,860
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	625	15,444
National Semiconductor Corp. (Semiconductors)	900	9,063
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,950	47,658
NetApp, Inc.* (Computers)	1,525	21,304
Newell Rubbermaid, Inc. (Housewares)	1,275	12,470
Newmont Mining Corp. (Mining)	2,100	85,470
News Corp.—Class A (Media)	10,675	97,036
Nicor, Inc. (Gas)	200	6,948
NIKE, Inc.—Class B (Apparel)	1,825	93,075

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

NiSource, Inc. (Electric)	1,275	$13,987
Noble Corp.ADR (Oil & Gas)	1,225	27,024
Noble Energy, Inc. (Oil & Gas)	800	39,376
Nordstrom, Inc. (Retail)	750	9,983
Norfolk Southern Corp. (Transportation)	1,725	81,161
Nortel Networks Corp.* (Telecommunications)	367	95
Northern Trust Corp. (Banks)	1,025	53,443
Northrop Grumman Corp. (Aerospace/Defense)	1,525	68,686
Novell, Inc.* (Software)	1,600	6,224
Novellus Systems, Inc.* (Semiconductors)	450	5,553
Nucor Corp. (Iron/Steel)	1,450	66,990
NVIDIA Corp.* (Semiconductors)	2,500	20,175
NYSE Euronext (Diversified Financial Services)	1,225	33,540
Occidental Petroleum Corp. (Oil & Gas)	3,750	224,962
Office Depot, Inc.* (Retail)	1,275	3,800
Omnicom Group, Inc. (Advertising)	1,450	39,034
Oracle Corp.* (Software)	18,200	322,686
Owens-Illinois, Inc.* (Packaging & Containers)	750	20,498
PACCAR, Inc. (Auto Manufacturers)	1,675	47,905
Pactiv Corp.* (Packaging & Containers)	600	14,928
Pall Corp. (Miscellaneous Manufacturing)	550	15,637
Parker Hannifin Corp. (Miscellaneous Manufacturing)	750	31,905
Patriot Coal Corp.* (Coal)	172	1,075
Patterson Cos., Inc.* (Healthcare-Products)	425	7,969
Paychex, Inc. (Commercial Services)	1,500	39,420
Peabody Energy Corp. (Coal)	1,250	28,437
People’s United Financial, Inc. (Banks)	1,625	28,974
Pepco Holdings, Inc. (Electric)	1,000	17,760
PepsiCo, Inc. (Beverages)	7,225	395,713
PerkinElmer, Inc. (Electronics)	550	7,651
Pfizer, Inc. (Pharmaceuticals)	31,325	554,766
PG&E Corp. (Electric)	1,675	64,839
Philip Morris International, Inc. (Commercial Services)	9,400	408,994
Pinnacle West Capital Corp. (Electric)	475	15,262
Pioneer Natural Resources Co. (Oil & Gas)	550	8,899
Pitney Bowes, Inc. (Office/Business Equipment)	950	24,206
Plum Creek Timber Co., Inc. (Forest Products & Paper)	775	26,924
PNC Financial Services Group (Banks)	1,900	93,100
Polo Ralph Lauren Corp. (Apparel)	250	11,353
PPG Industries, Inc. (Chemicals)	775	32,883
PPL Corp. (Electric)	1,750	53,707
Praxair, Inc. (Chemicals)	1,425	84,588
Precision Castparts Corp. (Metal Fabricate/Hardware)	650	38,662
Principal Financial Group, Inc. (Insurance)	1,200	27,084
Procter & Gamble Co. (Cosmetics/Personal Care)	13,875	857,752
Progress Energy, Inc. (Electric)	1,225	48,816
Progressive Corp. (Insurance)	3,150	46,651
ProLogis (REIT)	1,225	17,015
Prudential Financial, Inc. (Insurance)	1,975	59,763
Public Service Enterprise Group, Inc. (Electric)	2,350	68,549
Public Storage, Inc. (REIT)	575	45,712
Pulte Homes, Inc. (Home Builders)	1,000	10,930
QLogic Corp.* (Semiconductors)	600	8,064
Qualcomm, Inc. (Telecommunications)	7,700	275,891
Quest Diagnostics, Inc. (Healthcare-Services)	725	37,635
Questar Corp. (Pipelines)	800	26,152
Qwest Communications International, Inc. (Telecommunications)	6,800	24,752
R.R. Donnelley & Sons Co. (Commercial Services)	950	12,901
RadioShack Corp. (Retail)	575	6,866
Range Resources Corp. (Oil & Gas)	725	24,933
Raytheon Co. (Aerospace/Defense)	1,925	98,252
Regions Financial Corp. (Banks)	3,225	25,671
Republic Services, Inc. (Environmental Control)	1,500	37,185
Reynolds American, Inc. (Agriculture)	775	31,240
Robert Half International, Inc. (Commercial Services)	725	15,095
Rockwell Collins, Inc. (Aerospace/Defense)	725	28,340
Rockwell International Corp. (Machinery-Diversified)	650	20,956
Rohm & Haas Co. (Chemicals)	575	35,529
Rowan Cos., Inc. (Oil & Gas)	525	8,348
Ryder System, Inc. (Transportation)	250	9,695
Safeway, Inc. (Food)	2,000	47,540
Salesforce.com, Inc.* (Software)	475	15,205
SanDisk Corp.* (Computers)	1,050	10,080
Sara Lee Corp. (Food)	3,275	32,062
SCANA Corp. (Electric)	525	18,690
Schering-Plough Corp. (Pharmaceuticals)	7,550	128,576
Schlumberger, Ltd.ADR (Oil & Gas Services)	5,550	234,931
Scripps Networks Interactive—Class A (Entertainment)	425	9,350
Sealed Air Corp. (Packaging & Containers)	725	10,832
Sears Holdings Corp.* (Retail)	250	9,718
Sempra Energy (Gas)	1,125	47,959
Sherwin-Williams Co. (Chemicals)	450	26,888
Sigma-Aldrich Corp. (Chemicals)	575	24,288
Simon Property Group, Inc. (REIT)	1,050	55,786
SLM Corp.* (Diversified Financial Services)	2,175	19,358
Smith International, Inc. (Oil & Gas Services)	1,025	23,462
Snap-on, Inc. (Hand/Machine Tools)	275	10,830
Southern Co. (Electric)	3,600	133,200
Southwest Airlines Co. (Airlines)	3,425	29,523
Southwestern Energy Co.* (Oil & Gas)	1,600	46,352
Sovereign Bancorp, Inc.* (Savings & Loans)	2,525	7,525
Spectra Energy Corp. (Pipelines)	2,850	44,859
Sprint Nextel Corp.* (Telecommunications)	13,275	24,293
St. Jude Medical, Inc.* (Healthcare-Products)	1,600	52,736
Staples, Inc. (Retail)	3,325	59,584
Starbucks Corp.* (Retail)	3,425	32,400
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	850	15,215
State Street Corp. (Banks)	2,000	78,660
Stericycle, Inc.* (Environmental Control)	400	20,832
Stryker Corp. (Healthcare-Products)	1,125	44,944
Sun Microsystems, Inc.* (Computers)	3,425	13,084
Sunoco, Inc. (Oil & Gas)	550	23,903
SunTrust Banks, Inc. (Banks)	1,650	48,741
SuperValu, Inc. (Food)	975	14,235
Symantec Corp.* (Internet)	3,875	52,390
Sysco Corp. (Food)	2,775	63,658
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,200	42,528
Target Corp. (Retail)	3,500	120,855
TECO Energy, Inc. (Electric)	1,000	12,350
Tellabs, Inc.* (Telecommunications)	1,850	7,622
Tenet Healthcare Corp.* (Healthcare-Services)	1,925	2,214
Teradata Corp.* (Computers)	825	12,235
Teradyne, Inc.* (Semiconductors)	775	3,271
Tesoro Petroleum Corp. (Oil & Gas)	650	8,561
Texas Instruments, Inc. (Semiconductors)	6,025	93,508
Textron, Inc. (Miscellaneous Manufacturing)	1,125	15,604
The AES Corp.* (Electric)	3,125	25,750
The Charles Schwab Corp. (Diversified Financial Services)	4,350	70,339
The Dow Chemical Co. (Chemicals)	4,300	64,887
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	550	17,028
The Gap, Inc. (Retail)	2,175	29,123
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,050	172,999
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,125	6,716

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

The Hershey Co. (Food)	775	$26,924
The New York Times Co.—Class A (Media)	550	4,032
The Pepsi Bottling Group, Inc. (Beverages)	625	14,069
The Stanley Works (Hand/Machine Tools)	375	12,788
The Travelers Companies, Inc. (Insurance)	2,725	123,170
The Williams Cos., Inc. (Pipelines)	2,700	39,096
Thermo Electron Corp.* (Electronics)	1,950	66,436
Tiffany & Co. (Retail)	575	13,587
Time Warner, Inc. (Media)	16,650	167,499
Titanium Metals Corp. (Mining)	400	3,524
TJX Cos., Inc. (Retail)	1,925	39,597
Torchmark Corp. (Insurance)	400	17,880
Total System Services, Inc. (Software)	925	12,950
Tyco Electronics, Ltd.ADR (Electronics)	2,125	34,446
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,200	47,520
Tyson Foods, Inc.—Class A (Food)	1,400	12,264
U.S. Bancorp (Banks)	8,150	203,831
Union Pacific Corp. (Transportation)	2,350	112,330
United Parcel Service, Inc.—Class B (Transportation)	4,625	255,115
United States Steel Corp. (Iron/Steel)	550	20,460
United Technologies Corp. (Aerospace/Defense)	4,425	237,180
UnitedHealth Group, Inc. (Healthcare-Services)	5,600	148,960
UnumProvident Corp. (Insurance)	1,550	28,830
UST, Inc. (Agriculture)	700	48,566
V.F. Corp. (Apparel)	400	21,908
Valero Energy Corp. (Oil & Gas)	2,400	51,936
Varian Medical Systems, Inc.* (Healthcare-Products)	575	20,148
VeriSign, Inc.* (Internet)	900	17,172
Verizon Communications, Inc. (Telecommunications)	13,200	447,480
Viacom, Inc.—Class B* (Media)	2,850	54,321
Vornado Realty Trust (REIT)	650	39,227
Vulcan Materials Co. (Building Materials)	500	34,790
W.W. Grainger, Inc. (Distribution/Wholesale)	300	23,652
Wal-Mart Stores, Inc. (Retail)	10,375	581,622
Walgreen Co. (Retail)	4,600	113,482
Walt Disney Co. (Media)	8,600	195,134
Washington Post Co.—Class B (Media)	25	9,756
Waste Management, Inc. (Environmental Control)	2,275	75,393
Waters Corp.* (Electronics)	450	16,493
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	475	12,621
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,175	34,353
WellPoint, Inc.* (Healthcare-Services)	2,375	100,059
Wells Fargo & Co. (Banks)	19,625	578,545
Western Union Co. (Commercial Services)	3,325	47,680
Weyerhaeuser Co. (Forest Products & Paper)	975	29,845
Whirlpool Corp. (Home Furnishings)	350	14,473
Whole Foods Market, Inc. (Food)	650	6,136
Windstream Corp. (Telecommunications)	2,050	18,860
Wisconsin Energy Corp. (Electric)	550	23,089
Wyeth (Pharmaceuticals)	6,175	231,624
Wyndham Worldwide Corp. (Lodging)	825	5,404
Wynn Resorts, Ltd.* (Lodging)	275	11,622
Xcel Energy, Inc. (Electric)	2,075	38,491
Xerox Corp. (Office/Business Equipment)	4,025	32,079
Xilinx, Inc. (Semiconductors)	1,275	22,721
XL Capital, Ltd.—Class AADR (Insurance)	1,525	5,643
XTO Energy, Inc. (Oil & Gas)	2,675	94,347
Yahoo!, Inc.* (Internet)	6,450	78,690
YUM! Brands, Inc. (Retail)	2,150	67,725
Zimmer Holdings, Inc.* (Healthcare-Products)	1,050	42,441
Zions Bancorp (Banks)	525	12,868

TOTAL COMMON STOCKS
(Cost $34,125,483)		36,524,259

Repurchase Agreements (22.8%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $2,726,002 (Collateralized by $2,775,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $2,789,245)	$2,726,000	2,726,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,401,002 (Collateralized by $3,301,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $3,471,063)	3,401,000	3,401,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $5,695,003 (Collateralized by $5,570,000 Federal Home Loan Bank, 3.38%, 6/24/11, market value $5,814,836)	5,695,000	5,695,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $106,000 (Collateralized by $110,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $111,186)	106,000	106,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,928,000)		11,928,000

TOTAL INVESTMENT SECURITIES
(Cost $46,053,483)—92.7%		48,452,259
Net other assets (liabilities)—7.3%		3,830,814

NET ASSETS—100.0%		$52,283,073

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $5,500,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $450,125)	10	$ 18,603
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $8,777,438)	39	251,882

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index terminating on 1/27/09	$58,529,913	$743,045

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments December 31, 2008

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	3.5%
Beverages	1.7%
Biotechnology	1.0%
Building Materials	0.1%
Chemicals	1.1%
Coal	0.2%
Commercial Services	1.3%
Computers	3.1%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.2%
Diversified Financial Services	2.9%
Electric	2.6%
Electrical Components & Equipment	0.3%
Electronics	0.3%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.2%
Food	1.7%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.0%
Healthcare-Services	1.0%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.8%
Internet	1.3%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	0.3%
Media	1.7%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	2.9%
Office/Business Equipment	0.2%
Oil & Gas	8.2%
Oil & Gas Services	1.0%
Packaging & Containers	NM
Pharmaceuticals	5.1%
Pipelines	0.4%
REIT	0.6%
Real Estate	NM
Retail	4.3%
Savings & Loans	0.1%
Semiconductors	1.2%
Software	2.8%
Telecommunications	4.5%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	30.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP UltraBull

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$46,053,483

Securities, at value	36,524,259
Repurchase agreements, at value	11,928,000

Total Investment Securities, at value	48,452,259
Cash	954
Segregated cash balances with brokers for futures contracts	1,251,013
Dividends and interest receivable	73,449
Unrealized gain on swap agreements	743,045
Receivable for capital shares issued	1,770,281
Receivable for investments sold	158,800
Variation margin on futures contracts	140,938
Prepaid expenses	64

Total Assets	52,590,803

Liabilities:
Payable for investments purchased	225,973
Payable for capital shares redeemed	1,904
Advisory fees payable	18,538
Management services fees payable	2,472
Administration fees payable	1,539
Administrative services fees payable	11,140
Distribution fees payable	10,513
Trustee fees payable	196
Transfer agency fees payable	4,655
Fund accounting fees payable	3,316
Compliance services fees payable	956
Other accrued expenses	26,528

Total Liabilites	307,730

Net Assets	$52,283,073

Net Assets consist of:
Capital	$91,011,461
Accumulated net investment income (loss)	225,919
Accumulated net realized gains (losses) on investments	(42,366,613)
Net unrealized appreciation (depreciation) on investments	3,412,306

Net Assets	$52,283,073

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,780,510

Net Asset Value (offering and redemption price per share)	$6.72

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$607,500
Interest	168,104

Total Investment Income	775,604

Expenses:
Advisory fees	252,922
Management services fees	40,640
Administration fees	12,252
Transfer agency fees	16,473
Administrative services fees	100,810
Distribution fees	84,307
Custody fees	39,632
Fund accounting fees	25,671
Trustee fees	668
Compliance services fees	586
Other fees	33,837

Total Gross Expenses before reductions	607,798
Less Expenses reduced by the Advisor	(58,113)

Total Net Expenses	549,685

Net Investment Income (Loss)	225,919

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,251,052
Net realized gains (losses) on futures contracts	(8,330,734)
Net realized gains (losses) on swap agreements	(11,241,151)
Change in net unrealized appreciation/depreciation on investments	(12,070,133)

Net Realized and Unrealized Gains (Losses) on Investments	(27,390,966)

Change in Net Assets Resulting from Operations	$(27,165,047)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$225,919	$570,814
Net realized gains (losses) on investments	(15,320,833)	(1,235,980)
Change in net unrealized appreciation/depreciation on investments	(12,070,133)	(622,920)

Change in net assets resulting from operations	(27,165,047)	(1,288,086)

Distributions to Shareholders From:
Net investment income	(570,814)	(433,351)
Net realized gains on investments	—	(7,143,757)

Change in net assets resulting from distributions	(570,814)	(7,577,108)

Capital Transactions:
Proceeds from shares issued	428,601,582	919,289,186
Dividends reinvested	518,128	7,577,108
Value of shares redeemed	(411,011,467)	(926,520,111)

Change in net assets resulting from capital transactions	18,108,243	346,183

Change in net assets	(9,627,618)	(8,519,011)
Net Assets:
Beginning of period	61,910,691	70,429,702

End of period	$52,283,073	$61,910,691

Accumulated net investment income (loss)	$225,919	$570,814

Share Transactions:
Issued	35,377,210	37,768,120
Reinvested	36,851	345,513
Redeemed	(30,576,396)	(38,124,598)

Change in shares	4,837,665	(10,965)

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$21.04	$23.84	$20.65	$22.84	$22.19

Investment Activities:
Net investment income (loss)(a)	0.09	0.21	0.16	0.05	0.02
Net realized and unrealized gains (losses) on investments	(14.12)	0.12 (b)	4.40	0.49	3.55

Total income (loss) from investment activities	(14.03)	0.33	4.56	0.54	3.57

Distributions to Shareholders From:
Net investment income	(0.29)	(0.18)	(0.09)	(0.02)	—
Net realized gains on investments	—	(2.95)	(1.28)	(2.71)	(2.92)

Total distributions	(0.29)	(3.13)	(1.37)	(2.73)	(2.92)

Net Asset Value, End of Period	$6.72	$21.04	$23.84	$20.65	$22.84

Total Return	(67.40)%	0.85%	23.06%	2.61%	17.18%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.68%	1.75%	1.88%	1.89%
Net expenses	1.63%	1.63%	1.72%	1.88%	1.89%
Net investment income (loss)	0.67%	0.88%	0.74%	0.24%	0.11%

Supplemental Data:
Net assets, end of period (000’s)	$52,283	$61,911	$70,430	$51,738	$96,514
Portfolio turnover rate(c)	909%	916%	1,411%	681%	830%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Bear

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the year ended December 31, 2008, the Fund had a total return of 39.92%, compared to a total return of –36.99%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), Wells Fargo & Co (–2.35%) and Johnson & Johnson (–10.30%), while the bottom three performers in this group were General Electric Co (–56.30%), Microsoft Corp (–45.39%), and AT&T Inc (–31.42%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Bear	1/22/2001	39.92%	2.87%	2.61%	1.70%	1.63%

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP
ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(35)%
Swap Agreements	(65)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	27%
Energy	13%
Financial	13%
Communications	11%
Industrial	11%
Technology	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	December 31, 2008

Repurchase Agreements (96.0%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,169,006 (Collateralized by $10,325,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,378,001)	$10,169,000	$10,169,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,169,006 (Collateralized by $9,866,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $10,374,283)	10,169,000	10,169,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,169,006 (Collateralized by $9,961,000 of various U.S. Government Agency Obligations, 5.13%–5.63%, 9/10/10–9/18/17, market value $10,373,892)	10,169,000	10,169,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,165,006 (Collateralized by $10,260,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $10,370,605)	10,165,000	10,165,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,169,006 (Collateralized by $10,372,832 of various U.S. Government Agency Obligations, 0.05%‡–0.51%‡, 4/7/09–6/25/09, market value $10,396,119)	10,169,000	10,169,000

TOTAL REPURCHASE AGREEMENTS
(Cost $50,841,000)		50,841,000

Options Purchased(NM)
	Contracts

S&P 500 Futures Call Option, exercise @ 1800, expiring 3/20/09	165	1,753

TOTAL OPTIONS PURCHASED
(Cost $2,722)		1,753

TOTAL INVESTMENT SECURITIES
(Cost $50,843,722)—96.0%		50,842,753
Net other assets (liabilities)—4.0%		2,121,903

NET ASSETS—100.0%		$52,964,656

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $4,500,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $675,188)	15	$13,515

Futures Contracts Sold
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $19,130,313)	85	(549,653)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index terminating on 1/27/09	$(34,567,977)	$(1,381,003)

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Bear

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$50,843,722

Securities, at value	1,753
Repurchase agreements, at value	50,841,000

Total Investment Securities, at value	50,842,753
Cash	554
Segregated cash balances with brokers for futures contracts	2,571,312
Interest receivable	14
Receivable for capital shares issued	1,331,914
Prepaid expenses	120

Total Assets	54,746,667

Liabilities:
Payable for capital shares redeemed	243
Unrealized loss on swap agreements	1,381,003
Variation margin on futures contracts	281,875
Advisory fees payable	22,310
Management services fees payable	2,975
Administration fees payable	2,352
Administrative services fees payable	19,005
Distribution fees payable	14,682
Trustee fees payable	298
Transfer agency fees payable	12,208
Fund accounting fees payable	5,006
Compliance services fees payable	1,444
Other accrued expenses	38,610

Total Liabilities	1,782,011

Net Assets	$52,964,656

Net Assets consist of:
Capital	$77,562,913
Accumulated net investment income (loss)	155,174
Accumulated net realized gains (losses) on investments	(22,835,321)
Net unrealized appreciation (depreciation) on investments	(1,918,110)

Net Assets	$52,964,656

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,538,608

Net Asset Value (offering and redemption price per share)	$34.42

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$1,315,756

Expenses:
Advisory fees	534,010
Management services fees	81,862
Administration fees	26,082
Transfer agency fees	35,942
Administrative services fees	243,172
Distribution fees	178,003
Custody fees	6,631
Fund accounting fees	48,022
Trustee fees	1,136
Compliance services fees	2,941
Other fees	59,503

Total Gross Expenses before reductions	1,217,304
Less Expenses reduced by the Advisor	(56,722)

Total Net Expenses	1,160,582

Net Investment Income (Loss)	155,174

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(8,581)
Net realized gains (losses) on futures contracts	15,681,414
Net realized gains (losses) on swap agreements	16,348,220
Change in net unrealized appreciation/depreciation on investments	(2,195,396)

Net Realized and Unrealized Gains (Losses) on Investments	29,825,657

Change in Net Assets Resulting from Operations	$29,980,831

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Bear

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$155,174	$1,380,886
Net realized gains (losses) on investments	32,021,053	(4,806,087)
Change in net unrealized appreciation/depreciation on investments	(2,195,396)	186,263

Change in net assets resulting from operations	29,980,831	(3,238,938)

Distributions to Shareholders From:
Net investment income	(1,380,886)	(1,685,377)

Change in net assets resulting from distributions	(1,380,886)	(1,685,377)

Capital Transactions:
Proceeds from shares issued	801,831,389	439,234,713
Dividends reinvested	1,380,886	1,685,377
Value of shares redeemed	(809,084,472)	(435,143,913)

Change in net assets resulting from capital transactions	(5,872,197)	5,776,177

Change in net assets	22,727,748	851,862
Net Assets:
Beginning of period	30,236,908	29,385,046

End of period	$52,964,656	$30,236,908

Accumulated net investment income (loss)	$155,174	$1,380,886

Share Transactions:
Issued	27,606,607	17,335,902
Reinvested	48,131	68,847
Redeemed	(27,329,563)	(17,331,090)

Change in shares	325,175	73,659

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$24.92	$25.78	$28.22	$28.61	$31.89

Investment Activities:
Net investment income (loss)(a)	0.06	0.85	0.89	0.39	(0.22)
Net realized and unrealized gains (losses) on investments	9.81	(0.71)	(2.99)	(0.78)	(3.06)

Total income (loss) from investment activities	9.87	0.14	(2.10)	(0.39)	(3.28)

Distributions to Shareholders From:
Net investment income	(0.37)	(1.00)	(0.34)	—	—

Net Asset Value, End of Period	$34.42	$24.92	$25.78	$28.22	$28.61

Total Return	39.92%	0.60%	(7.50)%	(1.36)%	(10.29)%
Ratios to Average Net Assets:
Gross expenses	1.71%	1.70%	1.74%	1.86%	1.90%
Net expenses	1.63%	1.63%	1.70%	1.86%	1.90%
Net investment income (loss)	0.22%	3.37%	3.24%	1.36%	(0.70)%
Supplemental Data:
Net assets, end of period (000’s)	$52,965	$30,237	$29,385	$50,812	$30,887
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

15

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to 125% the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2008, the Fund had a total return of –37.97%, compared to a total return of 41.81%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2008 the most recent Long Bond issued carried a maturity date of May 15, 2038 and a 4.50% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 41.81% for the twelve months ended December 31, 2008 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.46% on 12/31/07 to 2.68% on 12/31/08. The bond’s total return of 41.81% for the period consisted of 4.27% derived from the yield of the bond and 37.57% derived from the price change of the bond. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Rising Rates Opportunity	5/1/2002	–37.97%	–11.87%	–12.41%	1.63%	1.63%

30-year U.S. Treasury Bond	5/1/2002	41.81%	12.69%	11.92%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	25.00%	9.82%	9.75%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
16

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to 125% the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”)

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(17)%
Swap Agreements	(113)%
Options	NM

Total Exposure	(130)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2008

Repurchase Agreements (91.9%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,830,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $6,865,060)	$6,724,000	$6,724,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,524,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $6,860,108)	6,724,000	6,724,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $5,788,000 of various U.S. Government Agency Obligations, 5.13%–5.50%, 9/10/10–8/23/17, market value $6,858,987)	6,724,000	6,724,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,722,004 (Collateralized by $6,790,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $6,863,198)	6,722,000	6,722,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,858,480 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $6,859,368)	6,724,000	6,724,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,618,000)		33,618,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 202, expiring 5/22/09	150	1,821

TOTAL OPTIONS PURCHASED
(Cost $2,728)		1,821

TOTAL INVESTMENT SECURITIES
(Cost $33,620,728)—91.9%		33,619,821
Net other assets (liabilities)—8.1%		2,969,938

NET ASSETS—100.0%		$36,589,759

†
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $4,000,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/31/09 (Underlying notional amount at value $6,105,000)	44	$47,296

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 5/15/38) terminating on 1/26/09	$(41,618,203)	$546,735

See accompanying notes to the financial statements.
17

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$33,620,728

Securities, at value	1,821
Repurchase agreements, at value	33,618,000

Total Investment Securities, at value	33,619,821
Cash	972
Segregated cash balances with brokers for futures contracts	109,641
Interest receivable	9
Unrealized gain on swap agreements	546,735
Receivable for capital shares issued	2,354,854
Variation margin on futures contracts	71,676
Prepaid expenses	122

Total Assets	36,703,830

Liabilities:
Payable for capital shares redeemed	7,064
Advisory fees payable	6,992
Management services fees payable	932
Administration fees payable	1,376
Administrative services fees payable	18,646
Distribution fees payable	18,931
Trustee fees payable	173
Transfer agency fees payable	8,137
Fund accounting fees payable	2,898
Compliance services fees payable	836
Other accrued expenses	48,086

Total Liabilities	114,071

Net Assets	$36,589,759

Net Assets consist of:
Capital	$113,757,291
Accumulated net investment income (loss)	291,473
Accumulated net realized gains (losses) on investments	(78,052,129)
Net unrealized appreciation (depreciation) on investments	593,124

Net Assets	$36,589,759

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,366,335

Net Asset Value (offering and redemption price per share)	$10.87

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$1,371,852

Expenses:
Advisory fees	497,412
Management services fees	78,332
Administration fees	23,952
Transfer agency fees	32,136
Administrative services fees	190,163
Distribution fees	165,804
Custody fees	6,900
Fund accounting fees	43,158
Trustee fees	1,112
Compliance services fees	904
Other fees	74,969

Total Gross Expenses before reductions	1,114,842
Less Expenses reduced by the Advisor	(34,463)

Total Net Expenses	1,080,379

Net Investment Income (Loss)	291,473

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(7,707)
Net realized gains (losses) on futures contracts	(1,471,384)
Net realized gains (losses) on swap agreements	(25,686,065)
Change in net unrealized appreciation/depreciation on investments	3,373,447

Net Realized and Unrealized Gains (Losses) on Investments	(23,791,709)

Change in Net Assets Resulting from Operations	$(23,500,236)

See accompanying notes to the financial statements.
18

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$291,473	$3,641,751
Net realized gains (losses) on investments	(27,165,156)	(5,184,829)
Change in net unrealized appreciation/depreciation on investments	3,373,447	(4,891,691)

Change in net assets resulting from operations	(23,500,236)	(6,434,769)

Distributions to Shareholders From:
Net investment income	(3,641,751)	(5,128,357)

Change in net assets resulting from distributions	(3,641,751)	(5,128,357)

Capital Transactions:
Proceeds from shares issued	236,195,897	401,479,561
Dividends reinvested	3,641,751	5,128,357
Value of shares redeemed	(251,146,625)	(450,898,460)

Change in net assets resulting from capital transactions	(11,308,977)	(44,290,542)

Change in net assets	(38,450,964)	(55,853,668)
Net Assets:
Beginning of period	75,040,723	130,894,391

End of period	$36,589,759	$75,040,723

Accumulated net investment income (loss)	$291,473	$3,641,751

Share Transactions:
Issued	13,703,100	19,209,769
Reinvested	225,356	261,118
Redeemed	(14,612,839)	(21,742,716)

Change in shares	(684,383)	(2,271,829)

See accompanying notes to the financial statements.
19

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$18.53	$20.70	$19.13	$20.78	$23.32

Investment Activities:
Net investment income (loss)(a)	0.08	0.72	0.70	0.27	(0.10)
Net realized and unrealized gains (losses) on investments	(6.82)	(1.72)	1.26	(1.92)	(2.44)

Total income (loss) from investment activities	(6.74)	(1.00)	1.96	(1.65)	(2.54)

Distributions to Shareholders From:
Net investment income	(0.92)	(1.17)	(0.39)	—	—

Net Asset Value, End of Period	$10.87	$18.53	$20.70	$19.13	$20.78

Total Return	(37.97)%	(5.20)%	10.15%	(7.89)%	(10.89)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.63%	1.64%	1.73%	1.75%
Net expenses	1.63%	1.58%	1.61%	1.73%	1.75%
Net investment income (loss)	0.44%	3.47%	3.31%	1.36%	(0.45)%

Supplemental Data:
Net assets, end of period (000’s)	$36,590	$75,041	$130,894	$139,379	$179,638
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
20

PROFUNDS VP

Notes to Financial Statements
December 31, 2008

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull, ProFund VP Bear and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

Effective January 1, 2008, the ProFunds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

21

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2008, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total

22

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of December 31, 2008 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as

23

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

“unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

24

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 anaylsis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the year ended December 31, 2008.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFunds’ VP financial statements and related disclosures.

3.	Investment Valuation Summary

The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of December 31, 2008 for each ProFund VP based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP UltraBull	$36,524,259	$270,485	$—	$11,928,000	$743,045	$48,452,259	$1,013,530
ProFund VP Bear	—	(536,138)	1,753	50,841,000	(1,381,003)	50,842,753	(1,917,141)
ProFund VP Rising Rates Opportunity	—	47,296	1,821	33,618,000	546,735	33,619,821	594,031

*

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

25

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. Prior to February 29, 2008, the Distributor received an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts for providing the distribution entity and infrastructure related platform. During the period from January 1, 2008 to February 28, 2008, the Distributor was paid its annual fee from fees already accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. Prior to May 1, 2008, for these services, each ProFund VP paid the Advisor a fee at the annual rate of 0.15% of its average daily net assets. Effective May 1, 2008, for these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $138,000 ($276,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended December 31, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

26

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires
	04/30/11	04/30/12	Total

ProFund VP UltraBull	$2,335	$48,862	$51,197
ProFund VP Bear	6,646	46,063	52,709
ProFund VP Rising Rates Opportunity	—	22,454	22,454

For the year ended December 31, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP UltraBull	$6,916
ProFund VP Bear	10,659
ProFund VP Rising Rates Opportunity	12,009

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2008 were as follows:

	Purchases	Sales

ProFund VP UltraBull	$242,249,634	$245,744,298

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under- exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

27

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP UltraBull	$—	$—	$—	$—	$3,416,970	$16,765,307	$20,182,277
ProFund VP Bear	—	8,145,656	3,069,606	7,512,896	4,644,270	—	23,372,428
ProFund VP Rising Rates Opportunity	—	21,517,216	22,965,205	—	5,366,257	27,138,192	76,986,870

As of the tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP UltraBull	$6,605,770	$5,004,296	$1,935,011	$195,963	$2,083,596	$15,824,636
ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	—	1,018,870

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP UltraBull	$570,814	$—	$570,814
ProFund VP Bear	1,380,886	—	1,380,886
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751

28

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

The tax character of dividends paid to shareholders during the tax year ended December 31, 2007 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP UltraBull	$4,543,080	$3,034,028	$7,577,108
ProFund VP Bear	1,685,377	—	1,685,377
ProFund VP Rising Rates Opportunity	5,128,357	—	5,128,357

As of the tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP UltraBull	$225,919	$—	$—	$(36,006,913)	$(2,947,394)	$(38,728,388)
ProFund VP Bear	155,174	—	—	(23,372,428)	(1,381,003)	(24,598,257)
ProFund VP Rising Rates Opportunity	291,473	—	—	(78,005,740)	546,735	(77,167,532)
At December 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP UltraBull	$52,142,698	$2,937,955	$(6,628,394)	$(3,690,439)
ProFund VP Bear	50,843,722	—	—	—
ProFund VP Rising Rates Opportunity	33,620,728	—	—	—

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP UltraBull, ProFund VP Bear and ProFund VP Rising Rates Opportunity (three of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2008, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2009

30

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2008, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP UltraBull	100.00%

31

PROFUNDS VP

Board Approval of Investment Advisory Agreements (unaudited)

At a meeting held on September 15, 2008, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) with respect to each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; and (ix) information regarding trade allocation and best execution. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreements with those under other investment advisory contracts; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the investment performance of the Funds and the Advisor; (v) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment Advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

32

PROFUNDS VP

Board Approval of Investment Advisory Agreements (continued) (unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee, if any. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2008. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2008. The Board further reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board considered certain non-advisory services provided to the Funds by the Advisor under a separate Management Services Agreement. The Board also considered indirect, or “fall-out” benefits that both the Advisor and ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, derived from their relationship to the Funds. In addition, the Board considered the payments by the Funds of Rule 12b-1 fees to financial institutions or securities industry professionals, including PDI.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it intends to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

33

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2008 and held for the entire period from July 1, 2008 through December 31, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP UltraBull	$1,000.00	$442.00	$5.91	1.63%
ProFund VP Bear	1,000.00	1,231.70	9.09	1.62%
ProFund VP Rising Rates Opportunity	1,000.00	631.50	6.77	1.65%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP UltraBull	$1,000.00	$1,016.94	$8.26	1.63%
ProFund VP Bear	1,000.00	1,016.99	8.21	1.62%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.84	8.36	1.65%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

34

PROFUNDS VP

Trustees and Officers (unaudited)

Number of
		Term of		Portfolios* in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997 to	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		present	Managing Director	Trust (3);
Suite 1000			(May 2007 to present);	ProShares
Bethesda, MD 20814			Directorship	Trust (64)
Birth Date: 7/57			Search Group,
Inc. (Executive
Recruitment):
President (May
2004 to May 2007);
Managing Director
(March 1993 to April
2004).

Michael C. Wachs	Trustee	Indefinite;	AMC Delancey Group,	ProFunds (112);	AMC
c/o ProFunds		October	Inc. (Real Estate	Access One	Delancey
7501 Wisconsin Avenue,		1997 to	Development):	Trust (3);	Group, Inc.
Suite 1000		present	Executive Vice	ProShares
Bethesda, MD 20814			President (January 2001	Trust (64)
Birth Date: 10/61			to present).

Interested Trustee
Michael L. Sapir**	Trustee	Indefinite;	Chairman and Chief	ProFunds (112);	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the	Access One
Suite 1000		to present	Advisor (April 1997 to	Trust (3);
Bethesda, MD 20814			present); Chief	ProShares
Birth Date: 5/58			Executive Officer of ProShare	Trust (64)
Advisors LLC (November
2005 to present) and ProShare
Capital Management LLC
(June 2008 to present).

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite;	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor (April 1997 to
Bethesda, MD 20814			present); ProShare
Birth Date: 5/58			Advisors LLC (November
2005 to present);
ProShare Captial
Management LLC
(June 2008 to present).

Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to
Birth Date: 8/62			present) and ProShare
Capital Management LLC
(June 2008 to present).

35

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance Officer of the
Suite 1000			Advisor (October 2002 to
Bethesda, MD 20814			present); Counsel and
Birth Date: 10/58			Chief Compliance
Officer, ProShare
Advisors LLC (December
2004 to present); Chief
Compliance Officer of
the Distributor (March
2008 to present).

Stephenie E. Adams		Indefinite;	Vice President
7501 Wisconsin Avenue,	Acting Secretary	September 2007 to present	Corporate Development
Suite 1000	Assistant Secretary	April 2006 to September	of the Advisor (January
Bethesda, MD 20814		2007	2007 to present); Acting
Birth Date: 4/69			Secretary of ProShare
Advisors LLC (September
2007 to present);
Assistant Vice
President of the
Advisor (December 2002
to December 2006).

Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of
100 Summer Street,		December 2008 to present	Regulatory
Suite 1500			Administration,
Boston, MA 02110			Citi Fund Services
Birth Date: 9/70			Ohio, Inc.
(September 2008 to
present); Senior
Counsel, MetLife, Inc.
(October 2004 to
September 2008).

Troy A. Sheets	Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		June 2002 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 5/71			Ohio, Inc. (April 2002
to present).

Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		March 2006 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 11/63			Ohio, Inc. (September
1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

36

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the ProFunds VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFunds®

ProFunds are distributed by ProFunds Distributiors, Inc.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/08

Not just funds, ProFundsSM

Classic ProFunds VP
Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

Sector ProFunds VP
Financials
Health Care
Technology

Non-Equity ProFunds VP
U.S. Government Plus
Rising Rates Opportunity

Annual Report
December 31, 2008

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Large-Cap Value
10	ProFund VP Large-Cap Growth
18	ProFund VP Small-Cap Value
27	ProFund VP Small-Cap Growth
35	ProFund VP Asia 30
41	ProFund VP Europe 30
47	ProFund VP Financials
54	ProFund VP Health Care
60	ProFund VP Technology
67	ProFund VP U.S. Government Plus
72	ProFund VP Rising Rates Opportunity

77	Notes to Financial Statements

88	Report of Independent Registered Public Accounting Firm

89	Additional Tax Information

90	Board Approval of Investment Advisory Agreements

92	Expense Examples

94	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds VP for the 12 months ended December 31, 2008.

Stocks hit hard across the board

The past 12 months have been extraordinary, with dramatic declines across virtually all equity market segments. U.S. large-cap stocks fell, with the S&P 500 Index® dropping 36.99%. The Russell 2000® Index, representing small-cap stocks, declined 33.80% and the S&P MidCap 400® Index dropped 36.24%. At the same time, stock market volatility reached extreme levels. The CBOE VIX, a well-known volatility index, reached an all-time high of 80.86 on November 20, 2008.

Nearly all U.S. sectors were hard hit during the period. Basic materials and financials fared worst, each dropping over 50%. Technology, real estate, industrials, and oil and gas each fell more than 35%. Telecommunications, consumer services, utilities, consumer goods and health care also saw significant declines. Only the relatively small biotechnology sector showed positive returns, posting a gain of 3.75%.

International equity indexes also suffered large declines. Developed markets outside the U.S. and Canada lost 43.38% of their value, as measured by the MSCI EAFE® Index. Emerging markets met a similar fate, dropping 48.94%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar strengthen

Investors’ increased desire for safety drove U.S. bonds higher, with the Long Bond gaining 41.81% and the 10-year Treasury adding 22.22% for the period. During the first quarter of 2008, the dollar lost 6.35% against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index. The dollar rose during the subsequent three quarters, more than offsetting the first quarter’s loss. For the full year, the dollar posted an overall gain of 5.99%.

Meeting investors’ needs in uncertain markets

In times like these, many investors are seeking ways to adjust or hedge their market exposures. We’re pleased that you have turned to ProFunds to help meet those needs, and we deeply appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman

All investment performance index figures above reflect total return performance. All sector performance figures above refer to Dow Jones Sector/Industry Indexes. The performance figures above for Treasurys refer to the Ryan Labs 30-year and 10-year indexes. You may not invest directly in an index.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as investment advice.

i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.[1] ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.[2]

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2008:[3]

•
Benchmark Performance:  The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•
The Impact of Leverage on the Funds’ Performance:  The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or greater than –100% of the daily performance of an index (i.e., the Ultra ProFunds VP, VP UltraShort Dow 30, VP UltraShort NASDAQ-100, VP U.S. Government Plus, and VP Rising Rates Opportunity) was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index (i.e. Classic ProFunds VP, VP Bear, VP Short Mid-Cap, VP Short Small Cap, VP Short Dow 30, VP Short NASDAQ-100, VP Short International, VP Short Emerging Markets and VP Falling U.S. Dollar). The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% (i.e., the Inverse ProFunds VP, VP Rising Rates Opportunity, and VP Falling U.S. Dollar) was inversely impacted by the daily performance of the Funds’ underlying indexes.

•
Compounding of Daily Returns and Volatility:  Leveraged and Inverse ProFunds VP are designed to provide either a positive or negative multiple of index performance on a daily basis (before fees and expenses). A common misconception is that the Funds also should provide 200%, –200%, –125% or –100% of index performance over longer periods, such as a week, month or year. However, Fund returns over longer periods are generally less than or greater than the returns that would result from such an expectation.

The hypothetical example below is illustrative. Fund XYZ seeks to double the daily performance of Index XYZ. On each day, Fund XYZ performs in line with its objective (200% of the index’s daily performance). You might expect that over the entire five-day period, the fund’s total return would be double that of the index, but that’s not the case. For the entire period, Index XYZ gained 5.1% while Fund XYZ gained only 9.8%.

		Index XYZ		Fund XYZ

		Level	Daily Performance	Daily Performance	Net Asset Value

	Start	100.0			$100.00
	Day 1	103.0	3.0%	6.0%	$106.00
	Day 2	99.9	–3.0%	–6.0%	$99.64
	Day 3	103.9	4.0%	8.0%	$107.61
	Day 4	101.3	–2.5%	–5.0%	$102.23
	Day 5	105.1	3.7%	7.4%	$109.80

	Total Return		5.1%	9.8%

This is due to several factors, but a significant one is index volatility and its effect on fund compounding. In general, periods of higher index volatility will cause the effect of compounding to be more pronounced, while periods of lower index volatility will produce a more muted or even positive effect.

Index volatility measures how much an index’s value fluctuates, in either direction, over time. A higher volatility means that the index has experienced more dramatic changes in value. A lower volatility means that the index has changed at a steadier pace.

[1]	Other than ProFund VP Money Market.
[2]
A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance does not guarantee future results.
[4]
Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

ii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

To demonstrate this point, in the example above let’s compare Fund XYZ from the previous example to the less volatile (and also hypothetical) Fund ABC, designed to double (200%) the daily performance of Index ABC. At left, the steady uptrend of Index ABC led to a compounding effect (magnified gains upon gains) in Fund ABC that more than doubled the index’s return (10.4% vs. 5.1%). At right, the more volatile Index XYZ led to magnified fund gains and losses, producing less than 200% (9.8% vs. 5.1%). (Remember, you can’t invest directly in an index, and hypothetical fund performance does not reflect fund fees and expenses.)

In the end, the Funds are designed to accomplish their objectives on a daily basis. As a result, you shouldn’t expect the Funds to provide 200%, –200%, –125% or –100% of index performance over longer periods. If you’re interested in more details about the Funds’ longer-term performance, please see the description of correlation risk in the Funds’ prospectus. In addition the Funds’ statement of additional information, contains a deeper discussion of the factors that affect the Funds’ longer-term performance, including three tables that estimate one-year fund performance based on index behavior.

•
Cost of Obtaining Leverage and Inverse Exposure:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•
Equity Dividends and Bond Yields:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

Market Conditions Affecting Benchmark and Fund Performance - All ProFunds VP

General Factors Affecting Benchmark and Fund Performance

Below we review general economic factors and market events, as well as index performance, for the entire year of 2008.

Economy

The U.S. economy faced many challenges over the course of the year and the financial markets were under considerable stress. The housing market contraction and the deteriorating performance of subprime mortgages led to a global credit crisis. Consumer confidence dropped significantly and the unemployment rate rose to 7.2% in December. Gross Domestic Product (GDP) growth declined, going from a growth rate of 0.9% for the first quarter of 2008 to a decrease of –0.5% in the third quarter 2008.

The continued decline of the U.S. housing market triggered rising rates of default and foreclosures. Those companies holding portfolios of difficult to value mortgage backed securities (residential and commercial) were forced to take significant write-downs which affected their own creditworthiness. Much of the depreciating equity values within the financial sector can be attributed to the discount that investors were placing on the mortgage related holdings of these companies. The risk of not knowing the true breadth of the quality and size of these loan portfolios has caused a dramatic sell off in the financial sector. A reassessment of credit risk throughout all asset classes caused credit spreads to widen which made it more difficult and expensive for individuals and small business to borrow and for the latter to expand operations.

iii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Consequently, in March the Federal Reserve intervened to help facilitate the bailout of Bear Stearns, the nation’s fifth largest investment bank. In September the U.S. Treasury Department placed both Fannie Mae and Freddie Mac under the control of a conservatorship, a measure similar to Chapter 11 bankruptcy reorganization, and Lehman Brothers Holdings filed for bankruptcy.

To help mitigate the impact of these factors on economic activity, the Federal Reserve deployed a range of policy tools. Most notably, the Federal Open Market Committee reduced its target for the federal funds rate by more than 400 basis points to an all time low of between 0% and 0.25% by year end. The government also passed the Economic Stimulus Act of 2008 which provided mainly tax rebates and tax incentives in the order of $152 billion.

With the accelerating financial market crises in 2008, investors increasingly sought the perceived safety of Treasury bills, money market funds, and other ultra-secure government-related paper. The yield on the 10-year Treasury note declined to 2.25% from 4.03%, while the yield on the 30-year bond dropped to 2.67% from 4.46%. This demand for dollar denominated US Government Treasury securities sent the dollar higher verses every currency in the US Dollar Index except the Japanese Yen. The crisis of confidence in the global financial system caused the unwind of the Yen carry trade leaving the Yen to finish at historic highs verses the dollar.

The dramatic rise of energy prices and commodities over the first half of 2008 drove the Consumer Price Index (CPI) to an all time high in July to 219.96. 5.6% higher than the year before. On Jan. 2, the first trading day of the year, crude-oil futures touched $100/barrel and peaked in July at $147/barrel. Demand then weakened for most commodities as the financial crisis spread and tipped many world economies into recession. In December the CPI was back to 0.1% and crude-oil futures were at $44.60/barrel.

Index Performance5

For the one year period ending December 31, 2008, the U.S. equity market posted negative returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index, was down –36.99% for the period, its worst annual percentage decline since 1937. The S&P MidCap 400 Index declined –36.24%, the Dow Jones Industrial Average declined –31.92%, the Russell 2000 Index declined –33.80%, and the NASDAQ-100 declined –41.57% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Biotechnology had a positive performance in 2008, posting a return of +3.75%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Pharmaceuticals (–18.15%), Health Care (–22.80%), Consumer Goods (–25.69%), and Precious Metals (–28.84%). Sectors substantially underperforming the broad market were Basic Materials (–50.82%), Financials (–50.40%), Semiconductor (–49.15%), and Banks (–45.15%). The remainder of the sectors posted less dramatic returns. Outperforming the S&P 500 were Utilities (–30.25%), Consumer Services (–30.82%), Telecommunications (–32.93%), and Oil & Gas (–35.77%). Underperforming the S&P 500 were Internet (–43.77%), Technology (–42.87%), Real Estate (–40.07%), and Industrial (–39.55%). Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced negative returns. Based on these indices, SmallCap performed relatively better than MidCap and LargeCap this year: SmallCap Growth –32.84% and SmallCap Value –29.50% verses MidCap Growth –37.58%, MidCap Value –34.79%, S&P 500 Growth –34.91%, and S&P 500 Value –39.19%.

International equity markets were not immune to the global credit crisis. In Asia, Japan’s Nikkei 225 Index was down -26.47% in U.S. Dollar terms (–41.11% in yen terms). The ProFunds Asia 30 Index fell –51.24%. Emerging Markets posted a loss; The Bank of New York Mellon’s Emerging Market 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was down –48.94%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., lost –43.38%, assuming net dividends reinvestment. The ProFund Europe 30 Index was down –44.87%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +41.81. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up 5.99% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

iv

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year 2008 was 41.16%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Consumer Goods Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return	Volatility

Dow Jones U.S. Banks Index	–45.15%	78.80%
Dow Jones U.S. Real Estate Index	–40.07%	77.05%
Dow Jones Precious Metals Index	–28.84%	75.43%
Dow Jones U.S. Financials Index	–50.40%	68.73%
Bank of New York Mellon Emerging Markets 50 ADR Index	–48.94%	64.19%
ProFunds Asia 30 Index	–51.24%	60.89%
Dow Jones U.S. Basic Materials Index	–50.82%	59.29%
Dow Jones U.S. Oil & Gas Index	–35.77%	59.27%
Dow Jones U.S. Semiconductors Index	–49.15%	47.92%
Russell 2000 Index	–33.80%	46.75%
S&P SmallCap 600/Citigroup Value Index	–29.50%	46.66%
Dow Jones Composite Internet Index	–43.77%	46.49%
ProFunds Europe 30 Index	–44.87%	46.20%
Nikkei 225 Stock Average[6]	–26.47%	46.05%
S&P MidCap 400/ Citigroup Value Index	–34.79%	44.88%
Dow Jones U.S. Telecommunications Index	–32.93%	44.71%
S&P 500/Citigroup Value Index	–39.19%	44.45%
S&P MidCap 400 Index	–36.24%	43.39%
NASDAQ–100 Index	–41.57%	42.41%
S&P MidCap 400/Citigroup Growth Index	–37.58%	42.37%
Dow Jones U.S. Technology Index	–42.87%	41.20%
S&P 500 Index	–36.99%	41.16%
Dow Jones U.S. Industrials Index	–39.55%	41.09%
S&P SmallCap 600/Citigroup Growth Index	–32.84%	40.95%
Dow Jones U.S. Consumer Services Index	–30.82%	39.58%
S&P 500/Citigroup Growth Index	–34.91%	39.38%
Dow Jones U.S. Utilities Index	–30.25%	38.06%
Dow Jones Industrial Average	–31.92%	37.91%
MSCI EAFE Index	–43.38%	36.49%
Dow Jones U.S. Biotechnology Index	3.75%	33.92%
Dow Jones U.S. Pharmaceuticals Index	–18.15%	31.52%
Dow Jones U.S. Health Care Index	–22.80%	31.02%
Dow Jones U.S. Consumer Goods Index	–25.69%	30.13%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 4.49% at the beginning of the year, dropping to 0.39% at the end of the period. Each Ultra ProFund VP essentially pays one-times this rate plus a spread, while each Short, Inverse VP, and UltraShort ProFunds VP essentially receives two and three-time this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).
[6]	U.S. Dollar terms

v

ProFund VP Large-Cap Value

The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.1 For the year ended December 31, 2008, the Fund had a total return of –40.46%, compared to a total return of –39.19%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wells Fargo & Co (–2.35%), Proctor & Gamble Co (–15.80%), and Verizon Communications Inc (–22.06%), while the bottom three performers in this group were Bank of America Corp (–65.87%), General Electric Co (–56.30%), and Merck & Co Inc (–47.69%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Large-Cap Value	5/3/2004	–40.46%	–4.29%	1.72%	1.63%

S&P 500/Citigroup Value Index[4]	5/3/2004	–39.19%	–2.18%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)

December 31, 2008

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	4.5%
AT&T, Inc.	4.4%
Pfizer, Inc.	3.1%
J.P. Morgan Chase & Co.	3.1%
Wells Fargo & Co.	2.9%

S&P 500/Citigroup Value Index - Composition
% of Index

Consumer Non-Cyclical	25%
Financial	22%
Industrial	14%
Communications	12%
Utilities	8%
Consumer Cyclical	7%
Technology	5%
Basic Materials	4%
Energy	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2008

Common Stocks (99.8%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	6,555	$349,840
Advanced Micro Devices, Inc.* (Semiconductors)	3,420	7,387
Aetna, Inc. (Healthcare-Services)	1,995	56,857
Affiliated Computer Services, Inc.—Class A* (Computers)	285	13,096
AFLAC, Inc. (Insurance)	1,710	78,386
Air Products & Chemicals, Inc. (Chemicals)	1,710	85,962
AK Steel Holding Corp. (Iron/Steel)	855	7,969
Alcoa, Inc. (Mining)	6,840	77,018
Allegheny Energy, Inc. (Electric)	1,425	48,251
Allegheny Technologies, Inc. (Iron/Steel)	285	7,276
Allergan, Inc. (Pharmaceuticals)	1,425	57,456
Allstate Corp. (Insurance)	4,560	149,386
Altria Group, Inc. (Agriculture)	17,955	270,402
Ameren Corp. (Electric)	1,710	56,875
American Capital, Ltd. (Investment Companies)	1,710	5,540
American Electric Power, Inc. (Electric)	3,420	113,818
American Express Co. (Diversified Financial Services)	3,420	63,441
American International Group, Inc. (Insurance)	23,370	36,691
American Tower Corp.* (Telecommunications)	2,565	75,206
Ameriprise Financial, Inc. (Diversified Financial Services)	1,995	46,603
AmerisourceBergen Corp. (Pharmaceuticals)	1,425	50,815
Analog Devices, Inc. (Semiconductors)	2,565	48,786
AON Corp. (Insurance)	1,425	65,094
Apartment Investment and Management Co.—Class A (REIT)	855	9,875
Applied Materials, Inc. (Semiconductors)	3,135	31,758
Archer-Daniels-Midland Co. (Agriculture)	5,700	164,331
Assurant, Inc. (Insurance)	1,140	34,200
AT&T, Inc. (Telecommunications)	51,300	1,462,050
Automatic Data Processing, Inc. (Software)	1,995	78,483
AutoNation, Inc.* (Retail)	855	8,447
Avalonbay Communities, Inc. (REIT)	570	34,531
Avery Dennison Corp. (Household Products/Wares)	855	27,984
Bank of America Corp. (Banks)	43,890	617,971
Bank of New York Mellon Corp. (Banks)	9,975	282,592
Bard (C.R.), Inc. (Healthcare-Products)	285	24,014
Baxter International, Inc. (Healthcare-Products)	2,565	137,458
BB&T Corp. (Banks)	4,845	133,044
Becton, Dickinson & Co. (Healthcare-Products)	855	58,473
Bemis Co., Inc. (Packaging & Containers)	855	20,246
Best Buy Co., Inc. (Retail)	1,140	32,045
Big Lots, Inc.* (Retail)	285	4,130
Boeing Co. (Aerospace/Defense)	3,135	133,770
Boston Properties, Inc. (REIT)	1,140	62,700
Boston Scientific Corp.* (Healthcare-Products)	8,265	63,971
Bristol-Myers Squibb Co. (Pharmaceuticals)	17,385	404,201
Broadcom Corp.—Class A* (Semiconductors)	1,995	33,855
Brown-Forman Corp. (Beverages)	285	14,675
Burlington Northern Santa Fe Corp. (Transportation)	1,140	86,309
CA, Inc. (Software)	1,425	26,405
Capital One Financial Corp. (Diversified Financial Services)	3,420	109,064
Cardinal Health, Inc. (Pharmaceuticals)	3,135	108,063
Carnival Corp.—Class AADR (Leisure Time)	3,705	90,106
CBS Corp.—Class B (Media)	5,985	49,017
CenterPoint Energy, Inc. (Electric)	3,135	39,564
Centex Corp. (Home Builders)	570	6,065
CenturyTel, Inc. (Telecommunications)	855	23,367
Cephalon, Inc.* (Pharmaceuticals)	285	21,956
CF Industries Holdings, Inc. (Chemicals)	285	14,011
Chubb Corp. (Insurance)	1,425	72,675
Ciena Corp.* (Telecommunications)	855	5,729
CIGNA Corp. (Insurance)	2,280	38,418
Cincinnati Financial Corp. (Insurance)	1,425	41,425
Cintas Corp. (Textiles)	570	13,241
CIT Group, Inc. (Diversified Financial Services)	2,565	11,645
Citigroup, Inc. (Diversified Financial Services)	47,595	319,362
Citrix Systems, Inc.* (Software)	570	13,435
Clorox Co. (Household Products/Wares)	1,140	63,338
CMS Energy Corp. (Electric)	1,995	20,150
Coca-Cola Co. (Beverages)	5,130	232,235
Coca-Cola Enterprises, Inc. (Beverages)	2,850	34,286
Comcast Corp.—Special Class A (Media)	14,820	250,162
Comerica, Inc. (Banks)	1,425	28,286
Computer Sciences Corp.* (Computers)	1,425	50,075
ConAgra Foods, Inc. (Food)	3,990	65,835
ConocoPhillips (Oil & Gas)	4,560	236,208
Consolidated Edison, Inc. (Electric)	2,280	88,760
Constellation Brands, Inc.* (Beverages)	855	13,483
Constellation Energy Group, Inc. (Electric)	1,425	35,753
Convergys Corp.* (Commercial Services)	1,140	7,307

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,425	$41,653
Corning, Inc. (Telecommunications)	13,680	130,370
Costco Wholesale Corp. (Retail)	1,995	104,737
Coventry Health Care, Inc.* (Healthcare-Services)	570	8,482
Covidien, Ltd.ADR (Healthcare-Products)	4,275	154,926
CSX Corp. (Transportation)	3,420	111,047
Cummins, Inc. (Machinery-Diversified)	570	15,236
CVS Corp. (Retail)	5,985	172,009
D.R. Horton, Inc. (Home Builders)	1,710	12,090
Darden Restaurants, Inc. (Retail)	1,140	32,125
Dean Foods Co.* (Food)	570	10,243
Deere & Co. (Machinery-Diversified)	1,425	54,606
DENTSPLY International, Inc. (Healthcare-Products)	570	16,097
Developers Diversified Realty Corp. (REIT)	1,140	5,563
DIRECTV Group, Inc.* (Media)	2,850	65,293
Discover Financial Services (Diversified Financial Services)	1,710	16,296
Dominion Resources, Inc. (Electric)	5,130	183,859
Dover Corp. (Miscellaneous Manufacturing)	1,710	56,293
Dr. Pepper Snapple Group, Inc.* (Beverages)	855	13,894
DTE Energy Co. (Electric)	1,425	50,830
Duke Energy Corp. (Electric)	11,115	166,836
Dynegy, Inc.—Class A* (Electric)	4,275	8,550
E* TRADE Financial Corp.* (Diversified Financial Services)	2,565	2,950
E.I. du Pont de Nemours & Co. (Chemicals)	7,980	201,894
Eastman Chemical Co. (Chemicals)	570	18,075
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,280	15,002
Eaton Corp. (Miscellaneous Manufacturing)	1,425	70,837
Edison International (Electric)	2,850	91,542
El Paso Corp. (Pipelines)	5,985	46,863
Electronic Arts, Inc.* (Software)	1,710	27,428
Eli Lilly & Co. (Pharmaceuticals)	8,835	355,785
Embarq Corp. (Telecommunications)	1,140	40,994
EMC Corp.* (Computers)	5,985	62,663
Emerson Electric Co. (Electrical Components & Equipment)	2,565	93,905
Entergy Corp. (Electric)	1,710	142,152
Equitable Resources, Inc. (Pipelines)	285	9,562
Equity Residential Properties Trust (REIT)	2,280	67,990
Exelon Corp. (Electric)	5,700	316,977
Expedia, Inc.* (Internet)	1,140	9,394
Family Dollar Stores, Inc. (Retail)	570	14,860
Federated Investors, Inc.—Class B (Diversified Financial Services)	285	4,834
FedEx Corp. (Transportation)	1,425	91,414
Fidelity National Information Services, Inc. (Software)	1,710	27,822
Fifth Third Bancorp (Banks)	5,130	42,374
First Horizon National Corp. (Banks)	1,141	12,061
FirstEnergy Corp. (Electric)	2,565	124,608
Flowserve Corp. (Machinery-Diversified)	570	29,355
Fluor Corp. (Engineering & Construction)	855	38,364
Ford Motor Co.* (Auto Manufacturers)	20,805	47,643
Fortune Brands, Inc. (Household Products/Wares)	1,425	58,824
FPL Group, Inc. (Electric)	3,705	186,473
Frontier Communications Corp. (Telecommunications)	2,850	24,909
Gannett Co., Inc. (Media)	1,995	15,960
General Dynamics Corp. (Aerospace/Defense)	1,425	82,066
General Electric Co. (Miscellaneous Manufacturing)	91,485	1,482,057
General Mills, Inc. (Food)	1,425	86,569
General Motors Corp. (Auto Manufacturers)	3,705	11,856
Genuine Parts Co. (Distribution/Wholesale)	1,425	53,950
Genworth Financial, Inc.—Class A (Diversified Financial Services)	3,705	10,485
Genzyme Corp.* (Biotechnology)	1,140	75,662
Gilead Sciences, Inc.* (Pharmaceuticals)	2,850	145,749
Goodrich Corp. (Aerospace/Defense)	1,140	42,203
H & R Block, Inc. (Commercial Services)	2,850	64,752
Halliburton Co. (Oil & Gas Services)	3,705	67,357
Harley-Davidson, Inc. (Leisure Time)	855	14,509
Harman International Industries, Inc. (Home Furnishings)	285	4,768
Hartford Financial Services Group, Inc. (Insurance)	2,565	42,117
Hasbro, Inc. (Toys/Games/Hobbies)	1,140	33,254
HCP, Inc. (REIT)	2,280	63,316
Heinz (H.J.) Co. (Food)	1,140	42,864
Hewlett-Packard Co. (Computers)	7,410	268,909
Home Depot, Inc. (Retail)	5,415	124,653
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,270	205,844
Hospira, Inc.* (Pharmaceuticals)	855	22,931
Host Marriott Corp. (REIT)	4,560	34,519
Hudson City Bancorp, Inc. (Savings & Loans)	1,710	27,292
Humana, Inc.* (Healthcare-Services)	570	21,250
Huntington Bancshares, Inc. (Banks)	3,135	24,014
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,710	59,935
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	2,850	49,448
Integrys Energy Group, Inc. (Electric)	570	24,499
Intel Corp. (Semiconductors)	25,365	371,851
International Business Machines Corp. (Computers)	3,420	287,827
International Flavors & Fragrances, Inc. (Chemicals)	285	8,470
International Game Technology (Entertainment)	2,565	30,498
International Paper Co. (Forest Products & Paper)	3,705	43,719
Interpublic Group of Cos., Inc.* (Advertising)	4,275	16,929
Invesco, Ltd.ADR (Diversified Financial Services)	3,420	49,385
ITT Industries, Inc. (Miscellaneous Manufacturing)	570	26,214
J.C. Penney Co., Inc. (Retail)	1,995	39,302
J.P. Morgan Chase & Co. (Diversified Financial Services)	32,490	1,024,410
Jabil Circuit, Inc. (Electronics)	1,710	11,543
Jacobs Engineering Group, Inc.* (Engineering & Construction)	570	27,417
Janus Capital Group, Inc. (Diversified Financial Services)	1,425	11,443
JDS Uniphase Corp.* (Telecommunications)	1,995	7,282
JM Smucker Co. (Food)	1,140	49,430
Johnson Controls, Inc. (Auto Parts & Equipment)	5,130	93,161
Jones Apparel Group, Inc. (Apparel)	855	5,010
Juniper Networks, Inc.* (Telecommunications)	2,850	49,904
KB Home (Home Builders)	285	3,882
KeyCorp (Banks)	4,275	36,423
Kimberly-Clark Corp. (Household Products/Wares)	1,425	75,154
Kimco Realty Corp. (REIT)	1,995	36,469
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	12,107
KLA-Tencor Corp. (Semiconductors)	1,425	31,051
Kohls Corp.* (Retail)	855	30,951
Kraft Foods, Inc. (Food)	12,825	344,351
Kroger Co. (Food)	3,420	90,322
L-3 Communications Holdings, Inc. (Aerospace/Defense)	285	21,027
Legg Mason, Inc. (Diversified Financial Services)	1,140	24,977
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,425	21,646
Lennar Corp.—Class A (Home Builders)	1,140	9,884
Leucadia National Corp.* (Holding Companies-Diversified)	570	11,286
Life Technologies Corp.* (Biotechnology)	855	19,930
Limited, Inc. (Retail)	2,280	22,891
Lincoln National Corp. (Insurance)	2,280	42,955
Linear Technology Corp. (Semiconductors)	1,995	44,129
Loews Corp. (Insurance)	1,710	48,308

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Lorillard, Inc. (Agriculture)	1,425	$80,299
Lowe’s Cos., Inc. (Retail)	3,705	79,732
LSI Logic Corp.* (Semiconductors)	3,420	11,252
M&T Bank Corp. (Banks)	570	32,724
Macy’s, Inc. (Retail)	3,705	38,347
Manitowoc Co. (Machinery-Diversified)	1,140	9,872
Marathon Oil Corp. (Oil & Gas)	2,280	62,381
Marriott International, Inc.—Class A (Lodging)	855	16,630
Marsh & McLennan Cos., Inc. (Insurance)	4,560	110,671
Marshall & Ilsley Corp. (Banks)	2,280	31,099
Masco Corp. (Building Materials)	3,135	34,893
Massey Energy Co. (Coal)	855	11,790
Mattel, Inc. (Toys/Games/Hobbies)	3,135	50,160
MBIA, Inc.* (Insurance)	855	3,480
McAfee, Inc.* (Internet)	570	19,705
McCormick & Co., Inc. (Food)	570	18,160
McDonald’s Corp. (Retail)	4,845	301,311
McKesson Corp. (Commercial Services)	2,280	88,304
MeadWestvaco Corp. (Forest Products & Paper)	1,425	15,946
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,850	119,443
Merck & Co., Inc. (Pharmaceuticals)	18,525	563,160
Meredith Corp. (Media)	285	4,771
MetLife, Inc. (Insurance)	6,840	238,442
Microchip Technology, Inc. (Semiconductors)	1,710	33,396
Micron Technology, Inc.* (Semiconductors)	6,555	17,305
Millipore Corp.* (Biotechnology)	285	14,683
Molex, Inc. (Electrical Components & Equipment)	1,140	16,519
Molson Coors Brewing Co.—Class B (Beverages)	1,425	69,711
Monsanto Co. (Agriculture)	1,995	140,348
Monster Worldwide, Inc.* (Internet)	570	6,891
Moody’s Corp. (Commercial Services)	1,140	22,903
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,405	150,856
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,140	11,275
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	570	14,085
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,425	34,827
Newell Rubbermaid, Inc. (Housewares)	2,280	22,298
Newmont Mining Corp. (Mining)	2,280	92,796
News Corp.—Class A (Media)	19,950	181,345
Nicor, Inc. (Gas)	285	9,901
NiSource, Inc. (Electric)	2,280	25,012
Noble Corp.ADR (Oil & Gas)	855	18,861
Noble Energy, Inc. (Oil & Gas)	855	42,083
Nordstrom, Inc. (Retail)	570	7,587
Norfolk Southern Corp. (Transportation)	1,710	80,455
Northern Trust Corp. (Banks)	1,140	59,440
Northrop Grumman Corp. (Aerospace/Defense)	2,850	128,364
Novell, Inc.* (Software)	1,425	5,543
Novellus Systems, Inc.* (Semiconductors)	570	7,034
NVIDIA Corp.* (Semiconductors)	1,710	13,800
Occidental Petroleum Corp. (Oil & Gas)	1,995	119,680
Office Depot, Inc.* (Retail)	2,280	6,794
Omnicom Group, Inc. (Advertising)	855	23,017
Owens-Illinois, Inc.* (Packaging & Containers)	855	23,367
Pactiv Corp.* (Packaging & Containers)	570	14,182
Pall Corp. (Miscellaneous Manufacturing)	570	16,205
Parker Hannifin Corp. (Miscellaneous Manufacturing)	570	24,248
Peabody Energy Corp. (Coal)	855	19,451
People’s United Financial, Inc. (Banks)	3,135	55,897
Pepco Holdings, Inc. (Electric)	1,995	35,431
PerkinElmer, Inc. (Electronics)	1,140	15,857
Pfizer, Inc. (Pharmaceuticals)	58,710	1,039,754
PG&E Corp. (Electric)	3,135	121,356
Philip Morris International, Inc. (Commercial Services)	17,670	768,822
Pinnacle West Capital Corp. (Electric)	855	27,471
Pioneer Natural Resources Co. (Oil & Gas)	570	9,223
Pitney Bowes, Inc. (Office/Business Equipment)	570	14,524
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,425	49,505
PNC Financial Services Group (Banks)	3,135	153,615
Polo Ralph Lauren Corp. (Apparel)	285	12,942
PPG Industries, Inc. (Chemicals)	1,425	60,463
PPL Corp. (Electric)	3,135	96,213
Praxair, Inc. (Chemicals)	855	50,753
Precision Castparts Corp. (Metal Fabricate/Hardware)	570	33,904
Principal Financial Group, Inc. (Insurance)	2,280	51,460
Procter & Gamble Co. (Cosmetics/Personal Care)	7,695	475,705
Progress Energy, Inc. (Electric)	2,280	90,858
ProLogis (REIT)	2,280	31,669
Prudential Financial, Inc. (Insurance)	3,705	112,113
Public Service Enterprise Group, Inc. (Electric)	4,275	124,702
Public Storage, Inc. (REIT)	1,140	90,630
Pulte Homes, Inc. (Home Builders)	855	9,345
QLogic Corp.* (Semiconductors)	285	3,830
Quest Diagnostics, Inc. (Healthcare-Services)	570	29,589
Qwest Communications International, Inc. (Telecommunications)	12,825	46,683
R.R. Donnelley & Sons Co. (Commercial Services)	1,710	23,222
RadioShack Corp. (Retail)	285	3,403
Raytheon Co. (Aerospace/Defense)	3,705	189,103
Regions Financial Corp. (Banks)	5,985	47,641
Republic Services, Inc. (Environmental Control)	1,425	35,326
Reynolds American, Inc. (Agriculture)	1,425	57,442
Rohm & Haas Co. (Chemicals)	570	35,220
Rowan Cos., Inc. (Oil & Gas)	855	13,595
Ryder System, Inc. (Transportation)	570	22,105
Safeway, Inc. (Food)	3,705	88,068
Sara Lee Corp. (Food)	6,270	61,383
SCANA Corp. (Electric)	855	30,438
Schering-Plough Corp. (Pharmaceuticals)	14,250	242,677
Scripps Networks Interactive—Class A (Entertainment)	570	12,540
Sealed Air Corp. (Packaging & Containers)	570	8,516
Sempra Energy (Gas)	1,995	85,047
Sigma-Aldrich Corp. (Chemicals)	285	12,038
Simon Property Group, Inc. (REIT)	1,995	105,994
Snap-on, Inc. (Hand/Machine Tools)	570	22,447
Southern Co. (Electric)	6,840	253,080
Southwest Airlines Co. (Airlines)	3,990	34,394
Southwestern Energy Co.* (Oil & Gas)	1,140	33,026
Sovereign Bancorp, Inc.* (Savings & Loans)	4,845	14,438
Spectra Energy Corp. (Pipelines)	5,415	85,232
Sprint Nextel Corp.* (Telecommunications)	16,245	29,728
Staples, Inc. (Retail)	2,850	51,072
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,710	30,609
State Street Corp. (Banks)	1,995	78,463
Stericycle, Inc.* (Environmental Control)	285	14,843
Sun Microsystems, Inc.* (Computers)	6,555	25,040
SunTrust Banks, Inc. (Banks)	3,135	92,608
SuperValu, Inc. (Food)	1,710	24,966
Symantec Corp.* (Internet)	3,135	42,385
T. Rowe Price Group, Inc. (Diversified Financial Services)	570	20,201
Target Corp. (Retail)	3,135	108,252
TECO Energy, Inc. (Electric)	1,995	24,638
Tellabs, Inc.* (Telecommunications)	1,995	8,219
Tenet Healthcare Corp.* (Healthcare-Services)	3,705	4,261
Teradata Corp.* (Computers)	855	12,680
Teradyne, Inc.* (Semiconductors)	1,425	6,014
Tesoro Petroleum Corp. (Oil & Gas)	1,140	15,014
Textron, Inc. (Miscellaneous Manufacturing)	1,995	27,671

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

The AES Corp.* (Electric)	5,985	$49,316
The Charles Schwab Corp. (Diversified Financial Services)	2,565	41,476
The Dow Chemical Co. (Chemicals)	7,980	120,418
The Gap, Inc. (Retail)	2,280	30,529
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,995	11,910
The New York Times Co.—Class A (Media)	1,140	8,356
The Pepsi Bottling Group, Inc. (Beverages)	570	12,831
The Stanley Works (Hand/Machine Tools)	570	19,437
The Travelers Companies, Inc. (Insurance)	5,130	231,876
The Williams Cos., Inc. (Pipelines)	5,130	74,282
Thermo Electron Corp.* (Electronics)	1,995	67,970
Tiffany & Co. (Retail)	1,140	26,938
Time Warner, Inc. (Media)	31,350	315,381
Torchmark Corp. (Insurance)	285	12,740
Tyco Electronics, Ltd.ADR (Electronics)	3,990	64,678
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,990	86,184
Tyson Foods, Inc.—Class A (Food)	2,565	22,469
U.S. Bancorp (Banks)	15,390	384,904
Union Pacific Corp. (Transportation)	4,275	204,345
United Parcel Service, Inc.—Class B (Transportation)	3,990	220,088
United States Steel Corp. (Iron/Steel)	1,140	42,408
United Technologies Corp. (Aerospace/Defense)	3,705	198,588
UnumProvident Corp. (Insurance)	2,850	53,010
UST, Inc. (Agriculture)	285	19,773
V.F. Corp. (Apparel)	855	46,828
Valero Energy Corp. (Oil & Gas)	4,560	98,678
Verizon Communications, Inc. (Telecommunications)	24,795	840,550
Vornado Realty Trust (REIT)	1,140	68,799
Vulcan Materials Co. (Building Materials)	855	59,491
W.W. Grainger, Inc. (Distribution/Wholesale)	285	22,469
Wal-Mart Stores, Inc. (Retail)	7,125	399,427
Walgreen Co. (Retail)	3,705	91,402
Walt Disney Co. (Media)	9,975	226,333
Washington Post Co.—Class B (Media)	285	111,221
Waste Management, Inc. (Environmental Control)	4,275	141,673
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	570	15,145
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,565	27,753
WellPoint, Inc.* (Healthcare-Services)	2,565	108,063
Wells Fargo & Co. (Banks)	33,060	974,609
Weyerhaeuser Co. (Forest Products & Paper)	1,710	52,343
Whirlpool Corp. (Home Furnishings)	570	23,570
Whole Foods Market, Inc. (Food)	1,140	10,762
Windstream Corp. (Telecommunications)	3,705	34,086
Wisconsin Energy Corp. (Electric)	1,140	47,857
Wyeth (Pharmaceuticals)	5,130	192,426
Wyndham Worldwide Corp. (Lodging)	1,425	9,334
Xcel Energy, Inc. (Electric)	3,990	74,014
Xerox Corp. (Office/Business Equipment)	7,410	59,058
Xilinx, Inc. (Semiconductors)	1,140	20,315
XL Capital, Ltd.—Class AADR (Insurance)	2,850	10,545
Zions Bancorp (Banks)	1,140	27,941

TOTAL COMMON STOCKS
(Cost $32,203,406)		33,132,395

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $4,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	$4,000	$4,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $6,000 (Collateralized by $6,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $6,309)	6,000	6,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $8,000 (Collateralized by $8,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $8,412)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,000)		18,000

TOTAL INVESTMENT SECURITIES
(Cost $32,221,406)—99.9%		33,150,395
Net other assets (liabilities)—0.1%		43,567

NET ASSETS—100.0%		$33,193,962

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.2%
Aerospace/Defense	2.4%
Agriculture	2.2%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	9.5%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.3%
Chemicals	1.9%
Coal	0.1%
Commercial Services	3.0%
Computers	2.2%
Cosmetics/Personal Care	1.4%
Distribution/Wholesale	0.3%
Diversified Financial Services	5.8%
Electric	8.5%
Electrical Components & Equipment	0.4%
Electronics	0.4%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.5%
Food	2.9%
Forest Products & Paper	0.6%

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2008

Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare-Products	1.5%
Healthcare-Services	0.7%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.7%
Housewares	0.1%
Insurance	4.2%
Internet	0.2%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery-Diversified	0.3%
Media	3.7%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	6.8%
Office/Business Equipment	0.2%
Oil & Gas	1.9%
Oil & Gas Services	0.4%
Packaging & Containers	0.2%
Pharmaceuticals	11.2%
Pipelines	0.6%
REIT	1.8%
Retail	5.1%
Savings & Loans	0.1%
Semiconductors	1.9%
Software	0.5%
Telecommunications	8.3%
Textiles	NM
Toys/Games/Hobbies	0.3%
Transportation	2.5%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Large-Cap Value

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$32,221,406

Securities, at value	33,132,395
Repurchase agreements, at value	18,000

Total Investment Securities, at value	33,150,395
Cash	596
Dividends and interest receivable	111,495
Receivable for investments sold	296,144
Prepaid expenses	86

Total Assets	33,558,716

Liabilities:
Payable for investments purchased	285,954
Payable for capital shares redeemed	16,070
Advisory fees payable	5,283
Management services fees payable	704
Administration fees payable	1,120
Administrative services fees payable	8,880
Distribution fees payable	6,866
Trustee fees payable	142
Transfer agency fees payable	5,550
Fund accounting fees payable	2,394
Compliance services fees payable	690
Other accrued expenses	31,101

Total Liabilities	364,754

Net Assets	$33,193,962

Net Assets consist of:
Capital	$50,897,768
Accumulated net investment income (loss)	728,606
Accumulated net realized gains (losses) on investments	(19,361,401)
Net unrealized appreciation (depreciation) on investments	928,989

Net Assets	$33,193,962

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,792,490

Net Asset Value (offering and redemption price per share)	$18.52

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$1,430,492
Interest	1,107

Total Investment Income	1,431,599

Expenses:
Advisory fees	323,462
Management services fees	52,112
Administration fees	15,306
Transfer agency fees	20,534
Administrative services fees	147,833
Distribution fees	107,821
Custody fees	42,545
Fund accounting fees	29,987
Trustee fees	753
Compliance services fees	69
Other fees	41,863

Total Gross Expenses before reductions	782,285
Less Expenses reduced by the Advisor	(79,292)

Total Net Expenses	702,993

Net Investment Income (Loss)	728,606

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(13,678,270)
Change in net unrealized appreciation/depreciation on investments	(8,711,856)

Net Realized and Unrealized Gains (Losses) on Investments	(22,390,126)

Change in Net Assets Resulting from Operations	$(21,661,520)

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$728,606	$894,434
Net realized gains (losses) on investments	(13,678,270)	5,839,020
Change in net unrealized appreciation/depreciation on investments	(8,711,856)	(5,879,431)

Change in net assets resulting from operations	(21,661,520)	854,023

Distributions to Shareholders From:
Net investment income	(894,434)	(581,367)
Net realized gains on investments	(6,697,063)	(5,135,429)

Change in net assets resulting from distributions	(7,591,497)	(5,716,796)

Capital Transactions:
Proceeds from shares issued	141,838,727	316,994,736
Dividends reinvested	7,591,497	5,716,796
Value of shares redeemed	(157,920,366)	(403,695,562)

Change in net assets resulting from capital transactions	(8,490,142)	(80,984,030)

Change in net assets	(37,743,159)	(85,846,803)
Net Assets:
Beginning of period	70,937,121	156,783,924

End of period	$33,193,962	$70,937,121

Accumulated net investment income (loss)	$728,606	$894,434

Share Transactions:
Issued	5,150,281	7,782,301
Reinvested	294,587	147,644
Redeemed	(5,547,433)	(9,952,252)

Change in shares	(102,565)	(2,022,307)

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
					For the period
	For the	For the	For the	For the	May 3, 2004
	year ended	year ended	year ended	year ended	through
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004(a)

Net Asset Value, Beginning of Period	$37.43	$40.02	$34.26	$33.48	$30.00

Investment Activities:
Net investment income (loss)(b)	0.49	0.32	0.24	0.13	—	(c)
Net realized and unrealized gains (losses) on investments	(14.16)	(0.16)	6.09	0.94	3.48

Total income (loss) from investment activities	(13.67)	0.16	6.33	1.07	3.48

Distributions to Shareholders From:
Net investment income	(0.62)	(0.28)	(0.06)	— (c)	—
Net realized gains on investments	(4.62)	(2.47)	(0.51)	(0.29)	—

Total distributions	(5.24)	(2.75)	(0.57)	(0.29)	—

Net Asset Value, End of Period	$18.52	$37.43	$40.02	$34.26	$33.48

Total Return	(40.46)%	0.15%	18.67%	3.21%	11.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.82%	1.72%	1.74%	2.00%	2.04%
Net expenses(e)	1.63%	1.63%	1.70%	1.98%	1.98%
Net investment income (loss)(e)	1.69%	0.77%	0.66%	0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$33,194	$70,937	$156,784	$79,122	$4,922
Portfolio turnover rate(f)	304%	250%	277%	499%	1,352	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

ProFund VP Large–Cap Growth

The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.1 For the year ended December 31, 2008, the Fund had a total return of –35.52%, compared to a total return of –34.91%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization-weighted Index comprised of the stocks in the S&P 500 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), Johnson & Johnson (–10.30%), and Proctor and Gamble Co (–15.80%), while the bottom three performers in this group were Apple Computer Inc (–56.91%), Microsoft Corp (–45.39%), and Cisco Systems Inc (–39.79%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Large-Cap Growth	5/3/2004	–35.52%	–4.68%	1.72%	1.63%

S&P 500/Citigroup Growth Index[4]	5/3/2004	–34.91%	–3.00%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

10

PROFUNDS VP ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	10.1%
Johnson & Johnson	4.1%
ChevronTexaco Corp.	3.7%
Microsoft Corp.	3.7%
Procter & Gamble Co.	3.2%

S&P 500/Citigroup Growth Index - Composition

% of Index

Consumer Non-Cyclical	27%
Energy	23%
Technology	16%
Communications	10%
Consumer Cyclical	9%
Industrial	9%
Financial	4%
Basic Materials	2%

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2008

Common Stocks (100.1%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,180	$240,517
Abbott Laboratories (Pharmaceuticals)	4,598	245,395
Abercrombie & Fitch Co.—Class A (Retail)	418	9,643
Adobe Systems, Inc.* (Software)	3,135	66,744
Advanced Micro Devices, Inc.* (Semiconductors)	1,254	2,709
Aetna, Inc. (Healthcare-Services)	1,463	41,695
Affiliated Computer Services, Inc.—Class A* (Computers)	418	19,207
AFLAC, Inc. (Insurance)	1,463	67,064
Agilent Technologies, Inc.* (Electronics)	2,090	32,667
Akamai Technologies, Inc.* (Internet)	1,045	15,769
Allegheny Technologies, Inc. (Iron/Steel)	418	10,672
Allergan, Inc. (Pharmaceuticals)	836	33,708
Altera Corp. (Semiconductors)	1,672	27,939
Amazon.com, Inc.* (Internet)	1,881	96,458
American Express Co. (Diversified Financial Services)	4,598	85,293
American Tower Corp.* (Telecommunications)	627	18,384
Amgen, Inc.* (Biotechnology)	6,270	362,092
Amphenol Corp.—Class A (Electronics)	1,045	25,059
Anadarko Petroleum Corp. (Oil & Gas)	2,717	104,740
AON Corp. (Insurance)	627	28,641
Apache Corp. (Oil & Gas)	1,881	140,191
Apollo Group, Inc.—Class A* (Commercial Services)	627	48,041
Apple Computer, Inc.* (Computers)	5,225	445,954
Applied Materials, Inc. (Semiconductors)	5,643	57,164
Autodesk, Inc.* (Software)	1,254	24,641
Automatic Data Processing, Inc. (Software)	1,463	57,554
AutoZone, Inc.* (Retail)	209	29,149
Avon Products, Inc. (Cosmetics/Personal Care)	2,508	60,267
Baker Hughes, Inc. (Oil & Gas Services)	1,881	60,324
Ball Corp. (Packaging & Containers)	627	26,077
Bard (C.R.), Inc. (Healthcare-Products)	418	35,221
Baxter International, Inc. (Healthcare-Products)	1,881	100,803
Becton, Dickinson & Co. (Healthcare-Products)	836	57,174
Bed Bath & Beyond, Inc.* (Retail)	1,463	37,189
Best Buy Co., Inc. (Retail)	1,254	35,250
Big Lots, Inc.* (Retail)	209	3,028
Biogen Idec, Inc.* (Biotechnology)	1,672	79,637
BJ Services Co. (Oil & Gas Services)	1,672	19,512
Black & Decker Corp. (Hand/Machine Tools)	418	17,477
BMC Software, Inc.* (Software)	1,045	28,121
Boeing Co. (Aerospace/Defense)	2,090	89,180
Boston Scientific Corp.* (Healthcare-Products)	3,344	25,883
Broadcom Corp.—Class A* (Semiconductors)	1,254	21,280
Brown-Forman Corp. (Beverages)	418	21,523
Burlington Northern Santa Fe Corp. (Transportation)	836	63,294
C.H. Robinson Worldwide, Inc. (Transportation)	1,045	57,506
CA, Inc. (Software)	1,463	27,109
Cabot Oil & Gas Corp. (Oil & Gas)	627	16,302
Cameron International Corp.* (Oil & Gas Services)	1,254	25,707
Campbell Soup Co. (Food)	1,254	37,633
Caterpillar, Inc. (Machinery-Construction & Mining)	3,553	158,713
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,254	5,417
Celgene Corp.* (Biotechnology)	2,717	150,196
Centex Corp. (Home Builders)	209	2,224
Cephalon, Inc.* (Pharmaceuticals)	209	16,101
CF Industries Holdings, Inc. (Chemicals)	209	10,274
Chesapeake Energy Corp. (Oil & Gas)	3,135	50,693
ChevronTexaco Corp. (Oil & Gas)	11,913	881,205
Chubb Corp. (Insurance)	1,045	53,295
Cintas Corp. (Textiles)	418	9,710
Cisco Systems, Inc.* (Telecommunications)	34,485	562,105
Citrix Systems, Inc.* (Software)	627	14,778
CME Group, Inc. (Diversified Financial Services)	418	86,990
Coach, Inc.* (Apparel)	1,881	39,068
Coca-Cola Co. (Beverages)	8,360	378,457
Cognizant Technology Solutions Corp.* (Computers)	1,672	30,196
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,926	200,548
Comcast Corp.—Special Class A (Media)	6,897	116,421
Compuware Corp.* (Software)	1,463	9,875
ConocoPhillips (Oil & Gas)	5,643	292,307
CONSOL Energy, Inc. (Coal)	1,045	29,866
Constellation Brands, Inc.* (Beverages)	418	6,592
Costco Wholesale Corp. (Retail)	1,045	54,862
Coventry Health Care, Inc.* (Healthcare-Services)	627	9,330
Cummins, Inc. (Machinery-Diversified)	836	22,346
CVS Corp. (Retail)	4,389	126,140
D.R. Horton, Inc. (Home Builders)	627	4,433
Danaher Corp. (Miscellaneous Manufacturing)	1,463	82,820
DaVita, Inc.* (Healthcare-Services)	627	31,080
Dean Foods Co.* (Food)	627	11,267
Deere & Co. (Machinery-Diversified)	1,463	56,062

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Dell, Inc.* (Computers)	10,241	$104,868
DENTSPLY International, Inc. (Healthcare-Products)	418	11,804
Devon Energy Corp. (Oil & Gas)	2,508	164,801
DIRECTV Group, Inc.* (Media)	1,254	28,729
Discover Financial Services (Diversified Financial Services)	1,672	15,934
Dr. Pepper Snapple Group, Inc.* (Beverages)	836	13,585
Dun & Bradstreet Corp. (Software)	418	32,270
E* TRADE Financial Corp.* (Diversified Financial Services)	1,672	1,923
eBay, Inc.* (Internet)	6,270	87,529
Ecolab, Inc. (Chemicals)	1,045	36,732
Electronic Arts, Inc.* (Software)	836	13,409
EMC Corp.* (Computers)	8,151	85,341
Emerson Electric Co. (Electrical Components & Equipment)	2,717	99,469
Ensco International, Inc. (Oil & Gas)	836	23,734
EOG Resources, Inc. (Oil & Gas)	1,463	97,407
Equifax, Inc. (Commercial Services)	836	22,171
Equitable Resources, Inc. (Pipelines)	418	14,024
Expedia, Inc.* (Internet)	627	5,166
Expeditors International of Washington, Inc. (Transportation)	1,254	41,721
Express Scripts, Inc.* (Pharmaceuticals)	1,463	80,436
Exxon Mobil Corp. (Oil & Gas)	30,096	2,402,564
Family Dollar Stores, Inc. (Retail)	418	10,897
Fastenal Co. (Distribution/Wholesale)	836	29,135
Federated Investors, Inc.—Class B (Diversified Financial Services)	418	7,089
FedEx Corp. (Transportation)	836	53,629
First Horizon National Corp. (Banks)	627	6,627
Fiserv, Inc.* (Software)	1,045	38,007
FLIR Systems, Inc.* (Electronics)	836	25,648
Fluor Corp. (Engineering & Construction)	627	28,133
Forest Laboratories, Inc.* (Pharmaceuticals)	1,881	47,909
Franklin Resources, Inc. (Diversified Financial Services)	836	53,320
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,299	56,188
GameStop Corp.—Class A* (Retail)	1,045	22,635
General Dynamics Corp. (Aerospace/Defense)	1,254	72,218
General Mills, Inc. (Food)	1,045	63,484
General Motors Corp. (Auto Manufacturers)	1,045	3,344
Genzyme Corp.* (Biotechnology)	836	55,485
Gilead Sciences, Inc.* (Pharmaceuticals)	3,553	181,700
Google, Inc.—Class A* (Internet)	1,463	450,092
Halliburton Co. (Oil & Gas Services)	2,717	49,395
Harley-Davidson, Inc. (Leisure Time)	836	14,187
Harman International Industries, Inc. (Home Furnishings)	209	3,497
Harris Corp. (Telecommunications)	836	31,810
Heinz (H.J.) Co. (Food)	1,045	39,292
Hess Corp. (Oil & Gas)	1,672	89,686
Hewlett-Packard Co. (Computers)	9,405	341,307
Home Depot, Inc. (Retail)	6,270	144,335
Hospira, Inc.* (Pharmaceuticals)	418	11,211
Hudson City Bancorp, Inc. (Savings & Loans)	1,881	30,021
Humana, Inc.* (Healthcare-Services)	627	23,375
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,254	43,953
IMS Health, Inc. (Software)	1,045	15,842
Intel Corp. (Semiconductors)	15,675	229,795
IntercontinentalExchange, Inc.* (Diversified Financial Services)	418	34,460
International Business Machines Corp. (Computers)	5,643	474,915
International Flavors & Fragrances, Inc. (Chemicals)	209	6,211
Intuit, Inc.* (Software)	1,881	44,749
Intuitive Surgical, Inc.* (Healthcare-Products)	209	26,541
ITT Industries, Inc. (Miscellaneous Manufacturing)	627	28,836
Jacobs Engineering Group, Inc.* (Engineering & Construction)	418	20,106
Johnson & Johnson (Healthcare-Products)	16,302	975,349
Juniper Networks, Inc.* (Telecommunications)	1,254	21,958
KB Home (Home Builders)	209	2,847
Kellogg Co. (Food)	1,463	64,153
Kimberly-Clark Corp. (Household Products/Wares)	1,463	77,159
King Pharmaceuticals, Inc.* (Pharmaceuticals)	627	6,659
Kohls Corp.* (Retail)	1,254	45,395
Kroger Co. (Food)	1,463	38,638
L-3 Communications Holdings, Inc. (Aerospace/Defense)	418	30,840
Laboratory Corp. of America Holdings* (Healthcare-Services)	627	40,385
Leucadia National Corp.* (Holding Companies-Diversified)	627	12,415
Lexmark International, Inc.—Class A* (Computers)	418	11,244
Life Technologies Corp.* (Biotechnology)	418	9,744
Lockheed Martin Corp. (Aerospace/Defense)	1,881	158,154
Loews Corp. (Insurance)	836	23,617
Lowe’s Cos., Inc. (Retail)	6,061	130,433
LSI Logic Corp.* (Semiconductors)	1,463	4,813
Marathon Oil Corp. (Oil & Gas)	2,508	68,619
Marriott International, Inc.—Class A (Lodging)	1,254	24,390
MasterCard, Inc.—Class A (Software)	418	59,745
MBIA, Inc.* (Insurance)	627	2,552
McAfee, Inc.* (Internet)	418	14,450
McCormick & Co., Inc. (Food)	418	13,317
McDonald’s Corp. (Retail)	3,344	207,963
McGraw-Hill Cos., Inc. (Media)	1,881	43,620
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,045	43,796
Medtronic, Inc. (Healthcare-Products)	6,688	210,137
MEMC Electronic Materials, Inc.* (Semiconductors)	1,254	17,907
Microsoft Corp. (Software)	45,144	877,599
Millipore Corp.* (Biotechnology)	209	10,768
Monsanto Co. (Agriculture)	1,881	132,328
Monster Worldwide, Inc.* (Internet)	209	2,527
Moody’s Corp. (Commercial Services)	418	8,398
Motorola, Inc. (Telecommunications)	13,376	59,256
Murphy Oil Corp. (Oil & Gas)	1,045	46,346
Mylan Laboratories, Inc.* (Pharmaceuticals)	836	8,268
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,672	20,014
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	418	10,329
National Semiconductor Corp. (Semiconductors)	1,254	12,628
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,463	35,756
NetApp, Inc.* (Computers)	1,881	26,278
Newmont Mining Corp. (Mining)	1,045	42,531
NIKE, Inc.—Class B (Apparel)	2,299	117,249
Noble Corp.ADR (Oil & Gas)	1,045	23,053
Noble Energy, Inc. (Oil & Gas)	418	20,574
Nordstrom, Inc. (Retail)	627	8,345
Norfolk Southern Corp. (Transportation)	1,045	49,167
Northern Trust Corp. (Banks)	627	32,692
Novell, Inc.* (Software)	1,045	4,065
Novellus Systems, Inc.* (Semiconductors)	209	2,579
Nucor Corp. (Iron/Steel)	1,881	86,902
NVIDIA Corp.* (Semiconductors)	2,090	16,866
NYSE Euronext (Diversified Financial Services)	1,463	40,057
Occidental Petroleum Corp. (Oil & Gas)	3,344	200,607
Omnicom Group, Inc. (Advertising)	1,254	33,758
Oracle Corp.* (Software)	23,199	411,318
Owens-Illinois, Inc.* (Packaging & Containers)	209	5,712
PACCAR, Inc. (Auto Manufacturers)	2,090	59,774

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Pactiv Corp.* (Packaging & Containers)	418	$10,400
Pall Corp. (Miscellaneous Manufacturing)	418	11,884
Parker Hannifin Corp. (Miscellaneous Manufacturing)	627	26,673
Patterson Cos., Inc.* (Healthcare-Products)	627	11,756
Paychex, Inc. (Commercial Services)	1,881	49,433
Peabody Energy Corp. (Coal)	1,045	23,774
PepsiCo, Inc. (Beverages)	9,196	503,665
Pioneer Natural Resources Co. (Oil & Gas)	418	6,763
Pitney Bowes, Inc. (Office/Business Equipment)	836	21,301
Polo Ralph Lauren Corp. (Apparel)	209	9,491
Praxair, Inc. (Chemicals)	1,254	74,437
Precision Castparts Corp. (Metal Fabricate/Hardware)	418	24,863
Procter & Gamble Co. (Cosmetics/Personal Care)	12,331	762,302
Progressive Corp. (Insurance)	3,971	58,811
Pulte Homes, Inc. (Home Builders)	627	6,853
QLogic Corp.* (Semiconductors)	418	5,618
Qualcomm, Inc. (Telecommunications)	9,823	351,958
Quest Diagnostics, Inc. (Healthcare-Services)	627	32,548
Questar Corp. (Pipelines)	1,045	34,161
RadioShack Corp. (Retail)	418	4,991
Range Resources Corp. (Oil & Gas)	836	28,750
Republic Services, Inc. (Environmental Control)	1,045	25,906
Robert Half International, Inc. (Commercial Services)	836	17,406
Rockwell Collins, Inc. (Aerospace/Defense)	836	32,679
Rockwell International Corp. (Machinery-Diversified)	836	26,953
Rohm & Haas Co. (Chemicals)	418	25,828
Salesforce.com, Inc.* (Software)	627	20,070
SanDisk Corp.* (Computers)	1,254	12,038
Schlumberger, Ltd.ADR (Oil & Gas Services)	7,106	300,797
Scripps Networks Interactive—Class A (Entertainment)	209	4,598
Sealed Air Corp. (Packaging & Containers)	627	9,367
Sears Holdings Corp.* (Retail)	418	16,248
Sherwin-Williams Co. (Chemicals)	627	37,463
Sigma-Aldrich Corp. (Chemicals)	418	17,656
SLM Corp.* (Diversified Financial Services)	2,717	24,181
Smith International, Inc. (Oil & Gas Services)	1,254	28,704
Southwest Airlines Co. (Airlines)	1,672	14,413
Southwestern Energy Co.* (Oil & Gas)	1,254	36,328
Sprint Nextel Corp.* (Telecommunications)	5,852	10,709
St. Jude Medical, Inc.* (Healthcare-Products)	2,090	68,886
Staples, Inc. (Retail)	2,299	41,198
Starbucks Corp.* (Retail)	4,389	41,520
State Street Corp. (Banks)	1,254	49,320
Stericycle, Inc.* (Environmental Control)	209	10,885
Stryker Corp. (Healthcare-Products)	1,463	58,447
Sunoco, Inc. (Oil & Gas)	627	27,249
Symantec Corp.* (Internet)	2,926	39,560
Sysco Corp. (Food)	3,553	81,506
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,045	37,035
Target Corp. (Retail)	2,299	79,384
Tellabs, Inc.* (Telecommunications)	836	3,444
Teradata Corp.* (Computers)	418	6,199
Texas Instruments, Inc. (Semiconductors)	7,733	120,016
The Charles Schwab Corp. (Diversified Financial Services)	3,762	60,832
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	627	19,412
The Gap, Inc. (Retail)	1,254	16,791
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,508	211,650
The Hershey Co. (Food)	1,045	36,303
The Pepsi Bottling Group, Inc. (Beverages)	418	9,409
Thermo Electron Corp.* (Electronics)	1,045	35,603
Titanium Metals Corp. (Mining)	418	3,683
TJX Cos., Inc. (Retail)	2,508	51,590
Torchmark Corp. (Insurance)	209	9,342
Total System Services, Inc. (Software)	1,254	17,556
United Parcel Service, Inc.—Class B (Transportation)	3,135	172,927
United Technologies Corp. (Aerospace/Defense)	3,135	168,036
UnitedHealth Group, Inc. (Healthcare-Services)	7,106	189,020
UST, Inc. (Agriculture)	627	43,501
Varian Medical Systems, Inc.* (Healthcare-Products)	836	29,293
VeriSign, Inc.* (Internet)	1,045	19,939
Viacom, Inc.—Class B* (Media)	3,553	67,720
W.W. Grainger, Inc. (Distribution/Wholesale)	209	16,478
Wal-Mart Stores, Inc. (Retail)	8,360	468,662
Walgreen Co. (Retail)	3,344	82,496
Walt Disney Co. (Media)	4,180	94,844
Waters Corp.* (Electronics)	627	22,980
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	209	5,553
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,299	24,875
WellPoint, Inc.* (Healthcare-Services)	1,254	52,831
Western Union Co. (Commercial Services)	4,180	59,941
Wyeth (Pharmaceuticals)	4,389	164,631
Wynn Resorts, Ltd.* (Lodging)	418	17,665
Xilinx, Inc. (Semiconductors)	836	14,898
XTO Energy, Inc. (Oil & Gas)	3,344	117,943
Yahoo!, Inc.* (Internet)	8,151	99,442
YUM! Brands, Inc. (Retail)	2,717	85,585
Zimmer Holdings, Inc.* (Healthcare-Products)	1,254	50,687

TOTAL COMMON STOCKS
(Cost $20,725,240)		23,773,225

TOTAL INVESTMENT SECURITIES
(Cost $20,725,240)—100.1%		23,773,225
Net other assets (liabilities)—(0.1)%		(30,805)

NET ASSETS—100.0%		$23,742,420

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.3%
Agriculture	0.8%
Airlines	0.1%
Apparel	0.7%
Auto Manufacturers	0.3%
Banks	0.3%
Beverages	3.9%
Biotechnology	2.6%
Chemicals	0.9%
Coal	0.2%
Commercial Services	0.9%
Computers	6.5%
Cosmetics/Personal Care	4.4%
Distribution/Wholesale	0.2%
Diversified Financial Services	2.9%
Electrical Components & Equipment	0.4%
Electronics	0.6%
Engineering & Construction	0.2%

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2008

Entertainment	NM
Environmental Control	0.1%
Food	1.9%
Hand/Machine Tools	0.1%
Healthcare-Products	7.0%
Healthcare-Services	1.7%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.3%
Insurance	1.0%
Internet	3.6%
Iron/Steel	0.4%
Leisure Time	0.1%
Lodging	0.2%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	0.4%
Media	1.5%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	1.9%
Office/Business Equipment	0.1%
Oil & Gas	20.4%
Oil & Gas Services	2.4%
Packaging & Containers	0.1%
Pharmaceuticals	3.4%
Pipelines	0.2%
Real Estate	NM
Retail	7.5%
Savings & Loans	0.1%
Semiconductors	2.3%
Software	7.5%
Telecommunications	4.5%
Textiles	NM
Transportation	1.8%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Large-Cap Growth

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$20,725,240

Securities, at value	23,773,225

Total Investment Securities, at value	23,773,225
Dividends receivable	33,986
Receivable for capital shares issued	441,149
Prepaid expenses	102

Total Assets	24,248,462

Liabilities:
Cash overdraft	76,704
Payable for investments purchased	372,281
Advisory fees payable	1,253
Management services fees payable	167
Administration fees payable	965
Administrative services fees payable	7,699
Distribution fees payable	5,686
Trustee fees payable	121
Transfer agency fees payable	4,959
Fund accounting fees payable	2,031
Compliance services fees payable	586
Other accrued expenses	33,590

Total Liabilities	506,042

Net Assets	$23,742,420

Net Assets consist of:
Capital	$37,585,661
Accumulated net realized gains (losses) on investments	(16,891,226)
Net unrealized appreciation (depreciation) on investments	3,047,985

Net Assets	$23,742,420

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,037,944

Net Asset Value (offering and redemption price per share)	$22.87

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$844,399
Interest	2,363

Total Investment Income	846,762

Expenses:
Advisory fees	435,209
Management services fees	69,264
Administration fees	20,189
Transfer agency fees	26,520
Administrative services fees	199,351
Distribution fees	145,070
Custody fees	36,071
Fund accounting fees	37,832
Trustee fees	1,017
Compliance services fees	499
Other fees	57,412

Total Gross Expenses before reductions	1,028,434
Less Expenses reduced by the Advisor	(82,579)

Total Net Expenses	945,855

Net Investment Income (Loss)	(99,093)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(11,485,183)
Change in net unrealized appreciation/depreciation on investments	(9,885,425)

Net Realized and Unrealized Gains (Losses) on Investments	(21,370,608)

Change in Net Assets Resulting from Operations	$(21,469,701)

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(99,093)	$(181,643)
Net realized gains (losses) on investments	(11,485,183)	(142,125)
Change in net unrealized appreciation/depreciation on investments	(9,885,425)	4,122,470

Change in net assets resulting from operations	(21,469,701)	3,798,702

Distributions to Shareholders From:
Net realized gains on investments	(1,015,452)	(1,405,890)

Change in net assets resulting from distributions	(1,015,452)	(1,405,890)

Capital Transactions:
Proceeds from shares issued	147,399,662	234,107,459
Dividends reinvested	1,015,452	1,405,890
Value of shares redeemed	(178,022,133)	(238,759,648)

Change in net assets resulting from capital transactions	(29,607,019)	(3,246,299)

Change in net assets	(52,092,172)	(853,487)
Net Assets:
Beginning of period	75,834,592	76,688,079

End of period	$23,742,420	$75,834,592

Share Transactions:
Issued	4,881,702	6,561,814
Reinvested	33,250	39,525
Redeemed	(5,982,201)	(6,733,554)

Change in shares	(1,067,249)	(132,215)

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Large-Cap-Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	May 3, 2004 through
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004(a)

Net Asset Value, Beginning of Period	$36.02	$34.28	$31.83	$31.61	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.05)	(0.09)	(0.09)	(0.14)	0.04
Net realized and unrealized gains (losses) on investments	(12.62)	2.47	2.95	0.42	1.57

Total income (loss) from investment activities	(12.67)	2.38	2.86	0.28	1.61

Distributions to Shareholders From:
Net investment income	—	—	—	— (c)	—
Net realized gains on investments	(0.48)	(0.64)	(0.41)	(0.06)	—

Total distributions	(0.48)	(0.64)	(0.41)	(0.06)	—

Net Asset Value, End of Period	$22.87	$36.02	$34.28	$31.83	$31.61

Total Return	(35.52)%	6.96%	9.06%	0.90%	5.37	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.77%	1.72%	1.76%	1.94%	3.06%
Net expenses(e)	1.63%	1.65%	1.73%	1.94%	1.98%
Net investment income (loss)(e)	(0.17)%	(0.24)%	(0.27)%	(0.43)%	0.18%
Supplemental Data:
Net assets, end of period (000’s)	$23,742	$75,835	$76,688	$83,512	$3,901
Portfolio turnover rate(f)	239%	298%	230%	635%	1,134	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

17

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.1 For the year ended December 31, 2008, the Fund had a total return of –30.68%, compared to a total return of –29.50%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted Index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were UMB Financial Corp (+28.10%), New Jersey Resources Corp (+18.00%), and Emcor Group (–5.08%), while the bottom three performers in this group were Lennox International Inc (–22.04%), Senior Housing Properties Trust (–20.99%), and AMERIGROUP Corp (–19.01%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Value	5/1/2002	–30.68%	–1.16%	–1.39%	1.76%	1.63%

S&P SmallCap 600/Citigroup Value Index[4]	5/1/2002	–29.50%	0.95%	1.35%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
18

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Atmos Energy Corp.	1.3%
Senior Housing Properties Trust	1.2%
New Jersey Resources Corp.	1.0%
Owens & Minor, Inc.	0.9%
AMERIGROUP Corp.	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	31%
Industrial	20%
Consumer Non-Cyclical	14%
Consumer Cyclical	12%
Utilities	10%
Technology	6%
Basic Materials	3%
Communications	3%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks (100.4%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,448	$2,838
A.H. Belo Corp.—Class A (Media)	1,991	4,340
Aaron Rents, Inc. (Commercial Services)	1,991	53,000
ABM Industries, Inc. (Commercial Services)	5,068	96,545
Acadia Realty Trust (REIT)	3,620	51,657
Actel Corp.* (Semiconductors)	1,810	21,213
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,172	75,824
Adaptec, Inc.* (Telecommunications)	13,937	45,992
Administaff, Inc. (Commercial Services)	2,534	54,836
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,801	37,820
Agilysys, Inc. (Computers)	2,534	10,871
Albany International Corp.—Class A (Machinery-Diversified)	3,077	39,386
ALLETE, Inc. (Electric)	3,077	99,295
Alliance One International, Inc.* (Agriculture)	10,136	29,800
AMCOL International Corp. (Mining)	905	18,960
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,344	39,053
American States Water Co. (Water)	1,991	65,663
AMERIGROUP Corp.* (Healthcare-Services)	5,973	176,323
AMN Healthcare Services, Inc.* (Commercial Services)	1,267	10,719
Analogic Corp. (Electronics)	1,448	39,501
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,991	5,495
Anixter International, Inc.* (Telecommunications)	1,448	43,614
Apogee Enterprises, Inc. (Building Materials)	3,258	33,753
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,163	78,764
Applied Signal Technology, Inc. (Telecommunications)	543	9,741
Arbitron, Inc. (Commercial Services)	1,629	21,633
Arch Chemicals, Inc. (Chemicals)	2,896	75,499
Arctic Cat, Inc. (Leisure Time)	1,448	6,936
Arkansas Best Corp. (Transportation)	2,896	87,199
ArQule, Inc.* (Biotechnology)	2,172	9,166
Arris Group, Inc.* (Telecommunications)	5,068	40,291
ATC Technology Corp.* (Auto Parts & Equipment)	1,448	21,184
Atmos Energy Corp. (Gas)	10,498	248,803
Atwood Oceanics, Inc.* (Oil & Gas)	2,715	41,485
Audiovox Corp.—Class A* (Telecommunications)	2,172	10,882
Avid Technology, Inc.* (Software)	3,439	37,519
Avista Corp. (Electric)	6,154	119,264
Axcelis Technologies, Inc.* (Semiconductors)	11,765	6,000
Baldor Electric Co. (Hand/Machine Tools)	5,249	93,695
Bank Mutual Corp. (Banks)	5,430	62,662
BankAtlantic Bancorp, Inc.,—Class A (Savings & Loans)	905	5,249
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,887	70,861
Bassett Furniture Industries, Inc. (Home Furnishings)	1,267	4,244
Belden, Inc. (Electrical Components & Equipment)	5,249	109,599
Benchmark Electronics, Inc.* (Electronics)	3,439	43,916
Big 5 Sporting Goods Corp. (Retail)	2,534	13,202
BioMed Realty Trust, Inc. (REIT)	9,231	108,187
Black Box Corp. (Telecommunications)	1,991	52,005
Blue Coat Systems, Inc.* (Internet)	2,715	22,806
Blue Nile, Inc.* (Internet)	724	17,731
Boston Private Financial Holdings, Inc. (Banks)	7,240	49,522
Bowne & Co., Inc. (Commercial Services)	3,077	18,093
Brady Corp.—Class A (Electronics)	2,353	56,354
Briggs & Stratton Corp. (Machinery-Diversified)	5,611	98,697
Brightpoint, Inc.* (Distribution/Wholesale)	5,792	25,195
Bristow Group, Inc.* (Transportation)	1,810	48,490
Brookline Bancorp, Inc. (Savings & Loans)	6,697	71,323
Brooks Automation, Inc.* (Semiconductors)	3,801	22,084
Brown Shoe Co., Inc. (Retail)	4,887	41,393
Brunswick Corp. (Leisure Time)	9,955	41,911
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,344	15,812
Buffalo Wild Wings, Inc.* (Retail)	1,267	32,499
C&D Technologies, Inc.* (Electrical Components & Equipment)	3,077	9,631
Cabela’s, Inc.* (Retail)	4,525	26,381
Cabot Microelectronics Corp.* (Chemicals)	1,267	33,031
Cal-Maine Foods, Inc. (Food)	724	20,779
Calgon Carbon Corp.* (Environmental Control)	3,982	61,163
California Pizza Kitchen, Inc.* (Retail)	1,448	15,523
Cambrex Corp.* (Biotechnology)	1,086	5,017
Cascade Corp. (Machinery-Diversified)	362	10,809
Casey’s General Stores, Inc. (Retail)	2,353	53,578
Cash America International, Inc. (Retail)	1,448	39,603

See accompanying notes to the financial statements.
19

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Catapult Communications Corp.* (Computers)	543	$3,567
CDI Corp. (Commercial Services)	1,448	18,737
Cedar Shopping Centers, Inc. (REIT)	5,068	35,881
Centene Corp.* (Healthcare-Services)	4,887	96,323
Central Garden & Pet Co.—Class A* (Household Products/Wares)	8,145	48,055
Central Pacific Financial Corp. (Banks)	3,258	32,710
Central Vermont Public Service Corp. (Electric)	1,267	30,231
Century Aluminum Co.* (Mining)	4,163	41,630
CH Energy Group, Inc. (Electric)	1,810	93,016
Champion Enterprises, Inc.* (Home Builders)	8,869	4,967
Charlotte Russe Holding, Inc.* (Retail)	2,353	15,271
Checkpoint Systems, Inc.* (Electronics)	4,344	42,745
Christopher & Banks Corp. (Retail)	3,982	22,299
Ciber, Inc.* (Computers)	6,154	29,601
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,086	29,865
CKE Restaurants, Inc. (Retail)	2,534	21,995
Clarcor, Inc. (Miscellaneous Manufacturing)	2,715	90,084
Clearwater Paper Corp.* (Forest Products & Paper)	543	4,556
Cleco Corp. (Electric)	6,878	157,025
Cognex Corp. (Machinery-Diversified)	2,353	34,824
Cohu, Inc. (Semiconductors)	1,086	13,195
Colonial Properties Trust (REIT)	5,430	45,232
Columbia Banking System, Inc. (Banks)	1,991	23,753
Community Bank System, Inc. (Banks)	3,801	92,706
CONMED Corp.* (Healthcare-Products)	1,991	47,664
Consolidated Graphics, Inc.* (Commercial Services)	1,267	28,685
Cooper Cos., Inc. (Healthcare-Products)	2,534	41,558
Corus Bankshares, Inc. (Banks)	3,620	4,018
CorVel Corp.* (Commercial Services)	362	7,957
Cross Country Healthcare, Inc.* (Commercial Services)	3,439	30,229
CryoLife, Inc.* (Biotechnology)	2,353	22,848
CSG Systems International, Inc.* (Software)	1,991	34,783
CTS Corp. (Electronics)	3,801	20,943
Cubic Corp. (Electronics)	905	24,616
Cyberonics, Inc.* (Healthcare-Products)	1,810	29,992
Cypress Semiconductor Corp.* (Semiconductors)	16,471	73,625
Datascope Corp. (Healthcare-Products)	1,448	75,643
Delphi Financial Group, Inc.—Class A (Insurance)	4,706	86,779
DiamondRock Hospitality Co. (REIT)	10,317	52,307
Digi International, Inc.* (Software)	1,086	8,807
Dime Community Bancshares, Inc. (Savings & Loans)	3,077	40,924
DineEquity, Inc. (Retail)	1,810	20,924
DSP Group, Inc.* (Semiconductors)	3,077	24,677
E.W. Scripps Co. (Media)	3,258	7,200
EastGroup Properties, Inc. (REIT)	2,896	103,040
Eclipsys Corp.* (Software)	3,982	56,505
El Paso Electric Co.* (Electric)	3,077	55,663
EMCOR Group, Inc.* (Engineering & Construction)	7,421	166,453
EMS Technologies, Inc.* (Telecommunications)	1,267	32,777
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,353	50,684
Entertainment Properties Trust (REIT)	3,801	113,270
Enzo Biochem, Inc.* (Biotechnology)	2,715	13,276
Esterline Technologies Corp.* (Aerospace/Defense)	1,810	68,581
Ethan Allen Interiors, Inc. (Home Furnishings)	3,258	46,817
Exar Corp.* (Semiconductors)	2,896	19,316
Extra Space Storage, Inc. (REIT)	9,774	100,868
FairPoint Communications, Inc. (Telecommunications)	10,136	33,246
FEI Co.* (Electronics)	2,715	51,205
Financial Federal Corp. (Diversified Financial Services)	2,896	67,390
First BanCorp (Banks)	3,982	44,359
First Commonwealth Financial Corp. (Banks)	8,326	103,076
First Financial Bancorp (Banks)	3,620	44,852
First Financial Bankshares, Inc. (Banks)	1,267	69,951
First Midwest Bancorp, Inc. (Banks)	5,611	112,052
Flagstar Bancorp, Inc.* (Savings & Loans)	6,697	4,755
Forestar Group, Inc.* (Real Estate)	4,163	39,632
Forrester Research, Inc.* (Commercial Services)	724	20,424
Franklin Street Properties Corp. (REIT)	5,792	85,432
Fred’s, Inc. (Retail)	4,525	48,689
Frontier Financial Corp. (Banks)	5,430	23,675
Fuller (H.B.) Co. (Chemicals)	5,611	90,393
G & K Services, Inc. (Textiles)	2,172	43,918
GenCorp, Inc.* (Aerospace/Defense)	5,611	20,648
General Communication, Inc.—Class A* (Telecommunications)	2,896	23,429
Genesco, Inc. (Retail)	1,086	18,375
Gentiva Health Services, Inc.* (Healthcare-Services)	1,810	52,961
Georgia Gulf Corp. (Chemicals)	3,439	3,680
Gerber Scientific, Inc.* (Machinery-Diversified)	2,715	13,874
Gevity HR, Inc. (Commercial Services)	2,896	4,373
Gibraltar Industries, Inc. (Iron/Steel)	3,077	36,739
Glacier Bancorp, Inc. (Banks)	3,077	58,524
Greatbatch, Inc.* (Electrical Components & Equipment)	1,448	38,314
Griffon Corp.* (Miscellaneous Manufacturing)	5,611	52,351
Group 1 Automotive, Inc. (Retail)	2,715	29,241
Guaranty Financial Group, Inc.* (Savings & Loans)	12,489	32,596
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,629	23,474
Haemonetics Corp.* (Healthcare-Products)	1,448	81,812
Hancock Holding Co. (Banks)	1,267	57,598
Hanmi Financial Corp. (Banks)	2,353	4,847
Harmonic, Inc.* (Telecommunications)	10,860	60,925
Haverty Furniture Cos., Inc. (Retail)	2,172	20,265
Healthcare Services Group, Inc. (Commercial Services)	2,534	40,367
HealthSpring, Inc.* (Healthcare-Services)	2,534	50,604
Heidrick & Struggles International, Inc. (Commercial Services)	543	11,696
Hillenbrand, Inc. (Commercial Services)	7,059	117,744
HMS Holdings Corp.* (Commercial Services)	1,448	45,641
Holly Corp. (Oil & Gas)	1,086	19,798
Home Bancshares, Inc. (Banks)	543	14,634
Home Properties, Inc. (REIT)	3,620	146,972
Hot Topic, Inc.* (Retail)	1,991	18,457
Hub Group, Inc.—Class A* (Transportation)	1,991	52,821
Hutchinson Technology, Inc.* (Computers)	2,534	8,818
Iconix Brand Group, Inc.* (Apparel)	3,258	31,863
Independent Bank Corp. (Banks)	2,172	4,691
Independent Bank Corp. (Banks)	1,086	28,410
Infinity Property & Casualty Corp. (Insurance)	905	42,291
Informatica Corp.* (Software)	5,973	82,009
Inland Real Estate Corp. (REIT)	6,516	84,578
Insight Enterprises, Inc.* (Retail)	5,249	36,218
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,991	39,203
Interface, Inc.—Class A (Office Furnishings)	6,335	29,394
Intermec, Inc.* (Machinery-Diversified)	3,258	43,266
Interval Leisure Group, Inc.* (Leisure Time)	2,172	11,707
Interwoven, Inc.* (Internet)	3,801	47,893
Invacare Corp. (Healthcare-Products)	3,620	56,182
Investment Technology Group, Inc.* (Diversified Financial Services)	2,172	49,348
Irwin Financial Corp.* (Banks)	2,172	2,802
Itron, Inc.* (Electronics)	1,991	126,906
J & J Snack Foods Corp. (Food)	905	32,471
Jack in the Box, Inc.* (Retail)	2,353	51,978

See accompanying notes to the financial statements.
20

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,448	$29,872
JDA Software Group, Inc.* (Software)	3,077	40,401
Jo-Ann Stores, Inc.* (Retail)	2,896	44,859
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,077	25,139
Kaman Corp. (Aerospace/Defense)	2,896	52,504
Kaydon Corp. (Metal Fabricate/Hardware)	1,629	55,956
Keithley Instruments, Inc. (Electronics)	1,629	5,946
Kendle International, Inc.* (Commercial Services)	543	13,966
Kensey Nash Corp.* (Healthcare-Products)	724	14,053
Kilroy Realty Corp. (REIT)	3,801	127,181
Kirby Corp.* (Transportation)	2,353	64,378
Kite Realty Group Trust (REIT)	3,801	21,134
Kopin Corp.* (Semiconductors)	5,068	10,339
La-Z-Boy, Inc. (Home Furnishings)	5,792	12,569
LaBranche & Co., Inc.* (Diversified Financial Services)	3,982	19,074
Laclede Group, Inc. (Gas)	1,086	50,868
Lance, Inc. (Food)	3,620	83,043
Landauer, Inc. (Commercial Services)	362	26,535
Landry’s Restaurants, Inc. (Retail)	1,448	16,797
LaSalle Hotel Properties (REIT)	2,172	24,001
Lawson Products, Inc. (Metal Fabricate/Hardware)	543	12,408
Lennox International, Inc. (Building Materials)	5,430	175,335
Lexington Corporate Properties Trust (REIT)	8,326	41,630
Lindsay Manufacturing Co. (Machinery-Diversified)	543	17,262
Lithia Motors, Inc.—Class A (Retail)	1,810	5,901
Littelfuse, Inc.* (Electrical Components & Equipment)	1,086	18,028
Live Nation, Inc.* (Commercial Services)	8,869	50,908
Liz Claiborne, Inc. (Apparel)	10,860	28,236
LoJack Corp.* (Electronics)	724	2,983
LTC Properties, Inc. (REIT)	2,715	55,060
Lydall, Inc.* (Miscellaneous Manufacturing)	1,991	11,448
M/I Schottenstein Homes, Inc. (Home Builders)	1,629	17,170
MagneTek, Inc.* (Electrical Components & Equipment)	3,439	8,254
Manhattan Associates, Inc.* (Computers)	1,267	20,031
Marcus Corp. (Lodging)	2,353	38,189
MarineMax, Inc.* (Retail)	2,172	7,363
Matrix Service Co.* (Oil & Gas Services)	2,896	22,212
MAXIMUS, Inc. (Commercial Services)	2,172	76,259
MedCath Corp.* (Healthcare-Services)	2,172	22,676
Medical Properties Trust, Inc. (REIT)	3,439	21,700
Mentor Corp. (Healthcare-Products)	1,629	50,385
Mercury Computer Systems, Inc.* (Computers)	2,534	15,990
Merit Medical Systems, Inc.* (Healthcare-Products)	1,448	25,963
Methode Electronics, Inc. (Electronics)	4,344	29,279
Microsemi Corp.* (Semiconductors)	4,887	61,772
Mid-America Apartment Communities, Inc. (REIT)	3,258	121,067
Midas, Inc.* (Commercial Services)	1,629	17,088
Mobile Mini, Inc.* (Storage/Warehousing)	1,810	26,100
Moog, Inc.—Class A* (Aerospace/Defense)	2,353	86,049
Movado Group, Inc. (Retail)	1,991	18,695
MTS Systems Corp. (Computers)	905	24,109
Multimedia Games, Inc.* (Leisure Time)	2,715	6,462
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	543	14,639
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,258	26,064
Nash Finch Co. (Food)	1,448	65,001
National Financial Partners (Diversified Financial Services)	4,525	13,756
National Penn Bancshares, Inc. (Banks)	9,231	133,942
National Presto Industries, Inc. (Housewares)	543	41,811
National Retail Properties, Inc. (REIT)	8,869	152,458
NCI Building Systems, Inc.* (Building Materials)	2,172	35,404
Neenah Paper, Inc. (Forest Products & Paper)	1,629	14,400
Network Equipment Technologies, Inc.* (Telecommunications)	3,439	9,904
New Jersey Resources Corp. (Gas)	4,887	192,303
NewMarket Corp. (Chemicals)	362	12,637
Newport Corp.* (Electronics)	4,163	28,225
Northwest Natural Gas Co. (Gas)	3,077	136,096
Novatel Wireless, Inc.* (Telecommunications)	3,439	15,957
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,629	17,919
O’Charley’s, Inc. (Retail)	2,353	4,706
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,991	18,417
OfficeMax, Inc. (Retail)	8,688	66,376
Old National Bancorp (Banks)	7,602	138,052
Olympic Steel, Inc. (Iron/Steel)	362	7,374
OM Group, Inc.* (Chemicals)	3,439	72,597
Omnicell, Inc.* (Software)	1,629	19,890
On Assignment, Inc.* (Commercial Services)	4,163	23,604
Osteotech, Inc.* (Healthcare-Products)	1,991	3,365
Owens & Minor, Inc. (Distribution/Wholesale)	4,706	177,181
Oxford Industries, Inc. (Apparel)	1,629	14,286
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,353	31,554
PAREXEL International Corp.* (Commercial Services)	3,620	35,150
Parkway Properties, Inc. (REIT)	1,810	32,580
PC-Tel, Inc. (Internet)	1,267	8,324
Peet’s Coffee & Tea, Inc.* (Beverages)	724	16,833
Penford Corp. (Chemicals)	1,267	12,822
Pennsylvania REIT (REIT)	4,525	33,711
Perry Ellis International, Inc.* (Apparel)	1,267	8,033
PharMerica Corp.* (Pharmaceuticals)	1,629	25,526
Phase Forward, Inc.* (Software)	3,258	40,790
Phoenix Technologies, Ltd.* (Software)	2,534	8,869
Piedmont Natural Gas Co., Inc. (Gas)	4,525	143,307
Pinnacle Entertainment, Inc.* (Entertainment)	3,258	25,021
Piper Jaffray* (Diversified Financial Services)	1,810	71,966
Polaris Industries, Inc. (Leisure Time)	1,448	41,485
PolyOne Corp.* (Chemicals)	10,498	33,069
Post Properties, Inc. (REIT)	5,068	83,622
Presidential Life Corp. (Insurance)	2,534	25,061
ProAssurance Corp.* (Insurance)	1,629	85,979
Progress Software Corp.* (Software)	2,172	41,833
Prosperity Bancshares, Inc. (Banks)	2,353	69,625
Provident Bankshares Corp. (Banks)	3,801	36,718
PS Business Parks, Inc. (REIT)	1,629	72,751
PSS World Medical, Inc.* (Healthcare-Products)	3,258	61,316
Quaker Chemical Corp. (Chemicals)	1,267	20,842
Quanex Building Products Corp. (Building Materials)	4,344	40,703
Quiksilver, Inc.* (Apparel)	14,480	26,643
Radiant Systems, Inc.* (Computers)	1,267	4,270
RadiSys Corp.* (Computers)	2,534	14,013
RC2 Corp.* (Toys/Games/Hobbies)	1,086	11,588
Red Robin Gourmet Burgers, Inc.* (Retail)	1,810	30,462
Regal-Beloit Corp. (Hand/Machine Tools)	1,629	61,886
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,163	76,433
RehabCare Group, Inc.* (Healthcare-Services)	1,991	30,184
Res-Care, Inc.* (Healthcare-Services)	1,448	21,749
Rewards Network, Inc.* (Commercial Services)	3,077	7,969
RLI Corp. (Insurance)	905	55,350
Robbins & Myers, Inc. (Machinery-Diversified)	3,982	64,389
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,344	148,478
Rogers Corp.* (Electronics)	905	25,132
RTI International Metals, Inc.* (Mining)	1,267	18,131
Ruby Tuesday, Inc.* (Retail)	5,973	9,318
Rudolph Technologies, Inc.* (Semiconductors)	3,439	12,140

See accompanying notes to the financial statements.
21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Russ Berrie and Co., Inc.* (Household Products/Wares)	1,991	$5,913
S&T Bancorp, Inc. (Banks)	1,991	70,680
Safety Insurance Group, Inc. (Insurance)	1,810	68,889
Sanderson Farms, Inc. (Food)	905	31,277
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,620	20,960
ScanSource, Inc.* (Distribution/Wholesale)	1,086	20,927
School Specialty, Inc.* (Retail)	1,810	34,607
Schulman (A.), Inc. (Chemicals)	2,896	49,232
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,810	36,236
Selective Insurance Group, Inc. (Insurance)	3,077	70,556
Senior Housing Properties Trust (REIT)	13,032	233,533
Skechers U.S.A., Inc.—Class A* (Apparel)	3,801	48,729
Skyline Corp. (Home Builders)	724	14,473
Skyworks Solutions, Inc.* (Semiconductors)	11,403	63,173
Smith Corp. (Miscellaneous Manufacturing)	2,534	74,804
Sonic Automotive, Inc. (Retail)	3,258	12,967
Sonic Corp.* (Retail)	4,163	50,664
Sonic Solutions* (Electronics)	1,086	1,911
South Financial Group, Inc. (Banks)	8,507	36,750
South Jersey Industries, Inc. (Gas)	3,439	137,044
Southwest Gas Corp. (Gas)	5,068	127,815
Sovran Self Storage, Inc. (REIT)	2,534	91,224
Spartan Motors, Inc. (Auto Parts & Equipment)	3,801	17,979
Spherion Corp.* (Commercial Services)	5,792	12,800
SPSS, Inc.* (Software)	905	24,399
Stage Stores, Inc. (Retail)	4,344	35,838
Standard Microsystems Corp.* (Semiconductors)	1,267	20,703
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,448	5,010
Standard Pacific Corp.* (Home Builders)	10,498	18,686
Standex International Corp. (Miscellaneous Manufacturing)	1,448	28,728
StarTek, Inc.* (Commercial Services)	1,267	5,638
Stein Mart, Inc.* (Retail)	2,896	3,272
Stepan Co. (Chemicals)	905	42,526
Sterling Bancorp (Banks)	1,991	27,934
Sterling Bancshares, Inc. (Banks)	8,326	50,622
Sterling Financial Corp. (Savings & Loans)	5,973	52,562
Stewart Information Services Corp. (Insurance)	1,991	46,769
Stone Energy Corp.* (Oil & Gas)	3,982	43,882
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,448	8,645
Superior Industries International, Inc. (Auto Parts & Equipment)	2,715	28,562
Supertex, Inc.* (Semiconductors)	543	13,037
Susquehanna Bancshares, Inc. (Banks)	9,774	155,504
SWS Group, Inc. (Diversified Financial Services)	1,448	27,440
Symmetricom, Inc.* (Telecommunications)	3,077	12,154
SYNNEX Corp.* (Software)	2,172	24,609
Take-Two Interactive Software, Inc. (Software)	5,611	42,419
Taleo Corp.—Class A* (Software)	1,991	15,589
Tanger Factory Outlet Centers, Inc. (REIT)	3,620	136,184
Technitrol, Inc. (Electronics)	4,706	16,377
Tekelec* (Telecommunications)	4,525	60,363
Tetra Tech, Inc.* (Environmental Control)	4,525	109,279
Texas Industries, Inc. (Building Materials)	3,077	106,156
Texas Roadhouse, Inc.—Class A* (Retail)	2,896	22,444
The Andersons, Inc. (Agriculture)	1,991	32,812
The Buckle, Inc. (Retail)	1,448	31,595
The Cato Corp.—Class A (Retail)	3,439	51,929
The Finish Line, Inc.—Class A (Retail)	6,335	35,476
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,439	21,562
The Hain Celestial Group, Inc.* (Food)	2,353	44,919
The Men’s Wearhouse, Inc. (Retail)	5,973	80,874
The Nautilus Group, Inc.* (Leisure Time)	2,534	5,600
The Navigators Group, Inc.* (Insurance)	724	39,755
The Pep Boys-Manny, Moe & Jack (Retail)	5,068	20,931
The Standard Register Co. (Household Products/Wares)	1,448	12,931
The Steak n Shake Co.* (Retail)	3,258	19,385
Theragenics Corp.* (Pharmaceuticals)	3,801	4,447
THQ, Inc.* (Software)	7,602	31,852
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,991	12,782
Tollgrade Communications, Inc.* (Telecommunications)	1,086	5,191
Tompkins Financial Corp. (Banks)	543	31,467
Tower Group, Inc. (Insurance)	1,267	35,742
Tredegar Corp. (Miscellaneous Manufacturing)	2,172	39,487
TreeHouse Foods, Inc.* (Food)	1,810	49,304
TriQuint Semiconductor, Inc.* (Semiconductors)	16,652	57,283
Triumph Group, Inc. (Aerospace/Defense)	1,810	76,853
TrueBlue, Inc.* (Commercial Services)	2,172	20,786
TrustCo Bank Corp. NY (Banks)	8,688	82,623
Tuesday Morning Corp.* (Retail)	3,439	5,606
Tween Brands, Inc.* (Retail)	2,896	12,511
UCBH Holdings, Inc. (Banks)	5,973	41,094
UIL Holdings Corp. (Electric)	2,896	86,967
Ultratech Stepper, Inc.* (Semiconductors)	1,810	21,648
UMB Financial Corp. (Banks)	3,439	168,992
Umpqua Holdings Corp. (Banks)	6,878	99,525
UniFirst Corp. (Textiles)	905	26,869
Unisource Energy Corp. (Electric)	3,982	116,911
United Bankshares, Inc. (Banks)	4,344	144,308
United Community Banks, Inc. (Banks)	1,991	27,038
United Fire & Casualty Co. (Insurance)	2,534	78,731
United Natural Foods, Inc.* (Food)	1,810	32,254
United Stationers, Inc.* (Distribution/Wholesale)	1,448	48,493
Universal Electronics, Inc.* (Home Furnishings)	543	8,807
Universal Forest Products, Inc. (Building Materials)	1,991	53,578
Urstadt Biddle Properties—Class A (REIT)	2,353	37,483
Valmont Industries, Inc. (Metal Fabricate/Hardware)	905	55,531
Veeco Instruments, Inc.* (Semiconductors)	3,620	22,951
Vicor Corp. (Electrical Components & Equipment)	2,172	14,357
Volt Information Sciences, Inc.* (Commercial Services)	1,448	10,469
Wabash National Corp. (Auto Manufacturers)	3,439	15,475
Watsco, Inc. (Distribution/Wholesale)	3,258	125,107
Watts Water Technologies, Inc.—Class A (Electronics)	3,258	81,352
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,611	64,190
WD-40 Co. (Household Products/Wares)	905	25,602
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,267	47,855
Whitney Holding Corp. (Banks)	7,240	115,768
Winnebago Industries, Inc. (Home Builders)	1,448	8,731
Wintrust Financial Corp. (Banks)	2,715	55,848
Wolverine World Wide, Inc. (Apparel)	2,353	49,507
World Fuel Services Corp. (Retail)	1,086	40,182
Zale Corp.* (Retail)	3,620	12,055
Zenith National Insurance Corp. (Insurance)	1,810	57,142
Zep, Inc. (Chemicals)	1,267	24,466
Zoll Medical Corp.* (Healthcare-Products)	1,267	23,934

TOTAL COMMON STOCKS
(Cost $15,872,634)		18,939,456

See accompanying notes to the financial statements.
22

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Repurchase Agreements (1.0%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $42,000 (Collateralized by $45,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $45,231)	$42,000	$42,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $55,000 (Collateralized by $54,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $56,782)	55,000	55,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $88,000 (Collateralized by $90,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $90,462)	88,000	88,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $186,000)		186,000

TOTAL INVESTMENT SECURITIES
(Cost $16,058,634)—101.4%		19,125,456
Net other assets (liabilities)—(1.4)%		(272,083)

NET ASSETS—100.0%		$18,853,373

*	Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Aerospace/Defense	1.7%
Agriculture	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	12.1%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	2.4%
Chemicals	2.6%
Commercial Services	4.8%
Computers	0.7%
Distribution/Wholesale	2.2%
Diversified Financial Services	1.4%
Electric	4.0%
Electrical Components & Equipment	1.3%
Electronics	3.1%
Engineering & Construction	1.1%
Entertainment	0.1%
Environmental Control	0.9%
Food	2.0%
Forest Products & Paper	1.5%
Gas	5.5%
Hand/Machine Tools	0.8%
Healthcare-Products	3.2%
Healthcare-Services	2.5%
Home Builders	0.3%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	3.7%
Internet	0.5%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	2.1%
Media	NM
Metal Fabricate/Hardware	0.9%
Mining	0.4%
Miscellaneous Manufacturing	3.0%
Office Furnishings	0.2%
Oil & Gas	0.5%
Oil & Gas Services	0.2%
Pharmaceuticals	0.4%
REIT	11.7%
Real Estate	0.2%
Retail	6.6%
Savings & Loans	1.1%
Semiconductors	2.4%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.5%
Textiles	0.3%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Water	0.3%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
23

PROFUNDS VP
ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$16,058,634

Securities, at value	18,939,456
Repurchase agreements, at value	186,000

Total Investment Securities, at value	19,125,456
Cash	62,324
Dividends and interest receivable	47,147
Receivable for capital shares issued	413
Receivable for investments sold	5,291,609
Receivable from Advisor	2,406
Prepaid expenses	43

Total Assets	24,529,398

Liabilities:
Payable for investments purchased	206,260
Payable for capital shares redeemed	5,427,404
Administration fees payable	640
Administrative services fees payable	5,698
Distribution fees payable	4,611
Trustee fees payable	82
Transfer agency fees payable	4,180
Fund accounting fees payable	1,369
Compliance services fees payable	395
Other accrued expenses	25,386

Total Liabilities	5,676,025

Net Assets	$18,853,373

Net Assets consist of:
Capital	$34,847,067
Accumulated net investment income (loss)	81,880
Accumulated net realized gains (losses) on investments	(19,142,396)
Net unrealized appreciation (depreciation) on investments	3,066,822

Net Assets	$18,853,373

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,011,871

Net Asset Value (offering and redemption price per share)	$18.63

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$558,812
Interest	1,456

Total Investment Income	560,268

Expenses:
Advisory fees	220,441
Management services fees	33,859
Administration fees	10,613
Transfer agency fees	14,322
Administrative services fees	99,319
Distribution fees	73,480
Custody fees	61,213
Fund accounting fees	22,227
Trustee fees	439
Compliance services fees	821
Other fees	29,063

Total Gross Expenses before reductions	565,797
Less Expenses reduced by the Advisor	(87,409)

Total Net Expenses	478,388

Net Investment Income (Loss)	81,880

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	(3,087,907)

Net Realized and Unrealized Gains (Losses) on Investments	(17,033,715)

Change in Net Assets Resulting from Operations.	$(16,951,835)

See accompanying notes to the financial statements.
24

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$81,880	$(106,508)
Net realized gains (losses) on investments	(13,945,808)	8,346,336
Change in net unrealized appreciation/depreciation on investments	(3,087,907)	(11,726,926)

Change in net assets resulting from operations	(16,951,835)	(3,487,098)

Distributions to Shareholders From:
Net realized gains on investments	(3,171,170)	(5,688,961)

Change in net assets resulting from distributions	(3,171,170)	(5,688,961)

Capital Transactions:
Proceeds from shares issued	146,366,487	166,087,879
Dividends reinvested	3,171,170	5,688,961
Value of shares redeemed	(142,531,268)	(233,391,118)

Change in net assets resulting from capital transactions	7,006,389	(61,614,278)

Change in net assets	(13,116,616)	(70,790,337)
Net Assets:
Beginning of period	31,969,989	102,760,326

End of period	$18,853,373	$31,969,989

Accumulated net investment income (loss)	$81,880	$—

Share Transactions:
Issued	5,903,407	4,530,924
Reinvested	123,922	187,260
Redeemed	(6,125,024)	(6,413,107)

Change in shares	(97,695)	(1,694,923)

See accompanying notes to the financial statements.
25

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$28.81	$36.64	$32.88	$33.54	$28.97

Investment Activities:
Net investment income (loss)(a)	0.07	(0.08)	(0.12)	(0.23)	(0.16)
Net realized and unrealized gains (losses) on investments	(8.41)	(2.27)	5.71	1.59	5.92

Total income (loss) from investment activities	(8.34)	(2.35)	5.59	1.36	5.76

Distributions to Shareholders From:
Net realized gains on investments	(1.84)	(5.48)	(1.83)	(2.02)	(1.19)

Net Asset Value, End of Period	$18.63	$28.81	$36.64	$32.88	$33.54

Total Return	(30.68)%	(7.22)%	17.43%	4.00%	20.12%

Ratios to Average Net Assets:
Gross expenses	1.93%	1.76%	1.79%	1.91%	1.95%
Net expenses	1.63%	1.63%	1.75%	1.91%	1.95%
Net investment income (loss)	0.28%	(0.21)%	(0.34)%	(0.69)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$18,853	$31,970	$102,760	$62,820	$179,162
Portfolio turnover rate(b)	459%	291%	436%	573%	819%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
26

ProFund VP Small-Cap Growth

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.1 For the year ended December 31, 2008, the Fund had a total return of –34.03%, compared to a total return of –32.84%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization-weighted Index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Panera Bread Co (+45.84%), Watson Wyatt Worldwide Inc Class A (+3.04%), and Landstar System Inc (–8.83%), while the bottom three performers in this group were Curtiss-Wright Corp (–33.49%), Immucor Inc ( –21.380%), and Teledyne Technologies Inc (–16.46%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Growth	5/1/2002	–34.03%	–0.79%	0.06%	1.73%	1.63%

S&P SmallCap 600/Citigroup Growth Index[4]	5/1/2002	–32.84%	0.91%	2.18%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

27

PROFUNDS VP
ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Landstar System, Inc.	1.2%
Watson Wyatt Worldwide,
Inc.—Class A	1.2%
Immucor, Inc.	1.2%
Magellan Health Services, Inc.	1.0%
Teledyne Technologies, Inc.	1.0%

S&P SmallCap 600/Citigroup Growth
Index - Composition
% of Index

Consumer Non-Cyclical	26%
Industrial	21%
Consumer Cyclical	16%
Financial	11%
Technology	11%
Energy	7%
Communications	6%
Basic Materials	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2008

Common Stocks (100.1%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	2,592	$28,071
AAR Corp.* (Aerospace/Defense)	6,048	111,344
Aaron Rents, Inc. (Commercial Services)	5,616	149,498
Abaxis, Inc.* (Healthcare-Products)	3,456	55,400
Actel Corp.* (Semiconductors)	1,728	20,252
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,776	147,899
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,456	120,649
Air Methods Corp.* (Healthcare-Services)	1,728	27,631
AMCOL International Corp. (Mining)	2,160	45,252
Amedisys, Inc.* (Healthcare-Services)	4,320	178,589
American Medical Systems Holdings, Inc.* (Healthcare-Products)	5,616	50,488
American Physicians Capital, Inc. (Insurance)	864	41,558
Amerisafe, Inc.* (Insurance)	2,592	53,214
AMN Healthcare Services, Inc.* (Commercial Services)	3,456	29,238
AmSurg Corp.* (Healthcare-Services)	4,752	110,912
Anixter International, Inc.* (Telecommunications)	2,592	78,071
Applied Signal Technology, Inc. (Telecommunications)	1,296	23,250
Arbitron, Inc. (Commercial Services)	1,728	22,948
ArQule, Inc.* (Biotechnology)	1,296	5,469
Arris Group, Inc.* (Telecommunications)	12,528	99,598
ArthroCare Corp.* (Healthcare-Products)	4,320	20,606
Astec Industries, Inc.* (Machinery-Construction & Mining)	3,024	94,742
ATC Technology Corp.* (Auto Parts & Equipment)	1,296	18,960
ATMI, Inc.* (Semiconductors)	5,184	79,989
Atwood Oceanics, Inc.* (Oil & Gas)	5,184	79,212
Axsys Technologies, Inc.* (Electronics)	1,296	71,099
Balchem Corp. (Chemicals)	3,024	75,328
Bankrate, Inc.* (Commercial Services)	2,160	82,080
Basic Energy Services, Inc.* (Oil & Gas Services)	3,456	45,066
Bel Fuse, Inc.—Class B (Electronics)	1,728	36,634
Benchmark Electronics, Inc.* (Electronics)	5,616	71,716
Blackbaud, Inc. (Software)	6,912	93,312
Blue Coat Systems, Inc.* (Internet)	2,592	21,773
Blue Nile, Inc.* (Internet)	1,296	31,739
Boston Beer Co., Inc.—Class A* (Beverages)	1,728	49,075
Brady Corp.—Class A (Electronics)	5,184	124,157
Bristow Group, Inc.* (Transportation)	2,160	57,866
Brooks Automation, Inc.* (Semiconductors)	4,752	27,609
Brush Engineered Materials, Inc.* (Mining)	3,024	38,465
Buffalo Wild Wings, Inc.* (Retail)	1,296	33,242
Cabot Microelectronics Corp.* (Chemicals)	1,728	45,049
CACI International, Inc.—Class A* (Computers)	4,752	214,268
Cal-Maine Foods, Inc. (Food)	864	24,797
Calgon Carbon Corp.* (Environmental Control)	3,024	46,449
California Pizza Kitchen, Inc.* (Retail)	1,728	18,524
Cambrex Corp.* (Biotechnology)	3,024	13,971
Capella Education Co.* (Commercial Services)	2,160	126,922
CARBO Ceramics, Inc. (Oil & Gas Services)	3,024	107,443
Carter’s, Inc.* (Apparel)	8,640	166,406
Cascade Bancorp (Banks)	4,320	29,160
Cascade Corp. (Machinery-Diversified)	864	25,799
Casey’s General Stores, Inc. (Retail)	4,752	108,203
Cash America International, Inc. (Retail)	2,592	70,891
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	6,048	147,269
Catapult Communications Corp.* (Computers)	432	2,838
CEC Entertainment, Inc.* (Retail)	3,456	83,808
Ceradyne, Inc.* (Miscellaneous Manufacturing)	4,320	87,739
Chattem, Inc.* (Cosmetics/Personal Care)	3,024	216,307
Chemed Corp. (Commercial Services)	3,456	137,445
CIRCOR International, Inc. (Metal Fabricate/Hardware)	864	23,760
CKE Restaurants, Inc. (Retail)	5,184	44,997
Clarcor, Inc. (Miscellaneous Manufacturing)	4,320	143,338
Clearwater Paper Corp.* (Forest Products & Paper)	864	7,249
Cognex Corp. (Machinery-Diversified)	3,024	44,755
Cohu, Inc. (Semiconductors)	2,160	26,244
Coinstar, Inc.* (Commercial Services)	4,320	84,283
Comtech Telecommunications Corp.* (Telecommunications)	3,888	178,148
Concur Technologies, Inc.* (Software)	6,480	212,674
CONMED Corp.* (Healthcare-Products)	1,728	41,368
Cooper Cos., Inc. (Healthcare-Products)	3,456	56,678
CorVel Corp.* (Commercial Services)	864	18,991
Cracker Barrel Old Country Store, Inc. (Retail)	3,456	71,159
Crocs, Inc.* (Apparel)	12,960	16,070
CryoLife, Inc.* (Biotechnology)	1,296	12,584
CSG Systems International, Inc.* (Software)	3,024	52,829
Cubic Corp. (Electronics)	1,296	35,251
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	9,072	219,179

See accompanying notes to the financial statements.

28

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2008

Common Stocks, continued
	Shares	Value

Curtiss-Wright Corp. (Aerospace/Defense)	6,912	$230,792
Cyberonics, Inc.* (Healthcare-Products)	1,296	21,475
CyberSource Corp.* (Internet)	10,800	129,492
Cymer, Inc.* (Electronics)	4,752	104,116
Daktronics, Inc. (Electronics)	5,184	48,522
Darling International, Inc.* (Environmental Control)	12,960	71,150
DealerTrack Holdings, Inc.* (Internet)	6,048	71,911
Deckers Outdoor Corp.* (Apparel)	2,160	172,519
Deltic Timber Corp. (Forest Products & Paper)	1,728	79,056
Diamond Foods, Inc. (Food)	2,592	52,229
Digi International, Inc.* (Software)	2,592	21,021
Diodes, Inc.* (Semiconductors)	5,184	31,415
Dionex Corp.* (Electronics)	3,024	135,626
Dress Barn, Inc.* (Retail)	6,912	74,235
Drew Industries, Inc.* (Building Materials)	3,024	36,288
Drill-Quip, Inc.* (Oil & Gas Services)	4,752	97,463
Eagle Materials, Inc.—Class A (Building Materials)	6,912	127,250
East West Bancorp, Inc. (Banks)	9,936	158,678
Eclipsys Corp.* (Software)	3,024	42,911
El Paso Electric Co.* (Electric)	3,024	54,704
Electro Scientific Industries, Inc.* (Electronics)	4,320	29,333
EMS Technologies, Inc.* (Telecommunications)	864	22,352
Enzo Biochem, Inc.* (Biotechnology)	1,296	6,337
Epicor Software Corp.* (Software)	9,504	45,619
EPIQ Systems, Inc.* (Software)	5,616	93,843
Esterline Technologies Corp.* (Aerospace/Defense)	2,160	81,842
Exar Corp.* (Semiconductors)	3,024	20,170
FARO Technologies, Inc.* (Electronics)	2,592	43,701
FEI Co.* (Electronics)	2,160	40,738
First BanCorp (Banks)	6,480	72,187
First Cash Financial Services, Inc.* (Retail)	3,888	74,105
First Financial Bankshares, Inc. (Banks)	1,728	95,403
Forrester Research, Inc.* (Commercial Services)	1,296	36,560
Forward Air Corp. (Transportation)	4,752	115,331
Fossil, Inc.* (Household Products/Wares)	6,912	115,430
Gardner Denver, Inc.* (Machinery-Diversified)	8,208	191,575
General Communication, Inc.—Class A* (Telecommunications)	3,024	24,464
Genesco, Inc. (Retail)	1,728	29,238
Gentiva Health Services, Inc.* (Healthcare-Services)	2,160	63,202
Glacier Bancorp, Inc. (Banks)	5,184	98,600
Greatbatch, Inc.* (Electrical Components & Equipment)	1,728	45,723
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,592	100,310
Greenhill & Co., Inc. (Diversified Financial Services)	3,024	210,984
Haemonetics Corp.* (Healthcare-Products)	2,160	122,040
Hancock Holding Co. (Banks)	1,728	78,555
Hanmi Financial Corp. (Banks)	2,592	5,340
Headwaters, Inc.* (Energy-Alternate Sources)	6,480	43,740
Healthcare Services Group, Inc. (Commercial Services)	3,024	48,172
HealthSpring, Inc.* (Healthcare-Services)	4,320	86,270
Healthways, Inc.* (Healthcare-Services)	5,184	59,512
Heartland Express, Inc. (Transportation)	8,640	136,166
Heartland Payment Systems, Inc. (Commercial Services)	3,888	68,040
Heidrick & Struggles International, Inc. (Commercial Services)	1,728	37,221
Hibbett Sports, Inc.* (Retail)	4,320	67,867
Hittite Microwave Corp.* (Semiconductors)	3,024	89,087
HMS Holdings Corp.* (Commercial Services)	2,160	68,083
Holly Corp. (Oil & Gas)	4,752	86,629
Home Bancshares, Inc. (Banks)	1,296	34,927
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,456	56,471
Hot Topic, Inc.* (Retail)	4,320	40,046
HSN, Inc.* (Retail)	6,048	43,969
Hub Group, Inc.—Class A* (Transportation)	3,024	80,227
Iconix Brand Group, Inc.* (Apparel)	4,752	46,475
ICU Medical, Inc.* (Healthcare-Products)	2,160	71,582
II-VI, Inc.* (Electronics)	3,888	74,222
Immucor, Inc.* (Healthcare-Products)	11,232	298,547
Independent Bank Corp. (Banks)	864	22,602
Infinity Property & Casualty Corp. (Insurance)	1,296	60,562
Informatica Corp.* (Software)	5,616	77,108
Infospace, Inc. (Internet)	5,616	42,401
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,728	34,024
Integra LifeSciences Holdings* (Biotechnology)	3,024	107,564
Integral Systems, Inc.* (Computers)	2,592	31,234
Intermec, Inc.* (Machinery-Diversified)	2,160	28,685
Interval Leisure Group, Inc.* (Leisure Time)	3,024	16,299
Interwoven, Inc.* (Internet)	2,160	27,216
Intevac, Inc.* (Machinery-Diversified)	3,456	17,522
inVentiv Health, Inc.* (Advertising)	5,184	59,823
Investment Technology Group, Inc.* (Diversified Financial Services)	3,888	88,335
ION Geophysical Corp.* (Oil & Gas Services)	13,824	47,416
Itron, Inc.* (Electronics)	2,592	165,214
J & J Snack Foods Corp. (Food)	864	31,000
j2 Global Communications, Inc.* (Internet)	6,912	138,516
Jack in the Box, Inc.* (Retail)	5,616	124,057
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,592	53,473
Jos. A. Bank Clothiers, Inc.* (Retail)	3,024	79,078
K-Swiss, Inc.—Class A (Apparel)	4,320	49,248
Kaydon Corp. (Metal Fabricate/Hardware)	3,024	103,874
Kendle International, Inc.* (Commercial Services)	1,296	33,333
Kensey Nash Corp.* (Healthcare-Products)	864	16,770
Kirby Corp.* (Transportation)	5,184	141,834
Knight Transportation, Inc. (Transportation)	9,072	146,241
Kopin Corp.* (Semiconductors)	3,456	7,050
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,208	13,954
LaBranche & Co., Inc.* (Diversified Financial Services)	3,024	14,485
Laclede Group, Inc. (Gas)	1,728	80,940
Landauer, Inc. (Commercial Services)	864	63,331
Landstar System, Inc. (Transportation)	8,208	315,433
LaSalle Hotel Properties (REIT)	3,456	38,189
LCA-Vision, Inc. (Healthcare-Products)	3,024	12,429
LHC Group, Inc.* (Healthcare-Services)	2,160	77,760
Lindsay Manufacturing Co. (Machinery-Diversified)	864	27,467
Littelfuse, Inc.* (Electrical Components & Equipment)	1,728	28,685
LoJack Corp.* (Electronics)	1,728	7,119
Lufkin Industries, Inc. (Oil & Gas Services)	2,160	74,520
Magellan Health Services, Inc.* (Healthcare-Services)	6,480	253,757
Maidenform Brands, Inc.* (Apparel)	3,024	30,694
Manhattan Associates, Inc.* (Computers)	2,160	34,150
Mannatech, Inc. (Pharmaceuticals)	2,592	6,350
Martek Biosciences Corp. (Biotechnology)	5,184	157,127
Medical Properties Trust, Inc. (REIT)	5,616	35,437
Mentor Corp. (Healthcare-Products)	3,024	93,532
Meridian Bioscience, Inc. (Healthcare-Products)	6,480	165,046
Merit Medical Systems, Inc.* (Healthcare-Products)	2,592	46,475
Meritage Homes Corp.* (Home Builders)	4,752	57,832
Micrel, Inc. (Semiconductors)	7,344	53,685
Micros Systems, Inc.* (Computers)	12,528	204,457
Microsemi Corp.* (Semiconductors)	6,048	76,447
MKS Instruments, Inc.* (Semiconductors)	7,776	115,007
Mobile Mini, Inc.* (Storage/Warehousing)	3,024	43,606
Molina Healthcare, Inc.* (Healthcare-Services)	2,160	38,038
Monarch Casino & Resort, Inc.* (Lodging)	1,728	20,131
Moog, Inc.—Class A* (Aerospace/Defense)	3,456	126,386
MTS Systems Corp. (Computers)	1,296	34,525
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,616	140,849

See accompanying notes to the financial statements.

29

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2008

Common Stocks, continued
	Shares	Value

MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,296	$34,940
Nara Bancorp, Inc. (Banks)	3,456	33,972
NATCO Group, Inc.—Class A* (Oil & Gas Services)	3,024	45,904
Natus Medical, Inc.* (Healthcare-Products)	4,320	55,944
NETGEAR, Inc.* (Telecommunications)	5,616	64,079
NewMarket Corp. (Chemicals)	1,296	45,243
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,728	19,008
Nutri/System, Inc. (Commercial Services)	4,752	69,332
Odyssey Healthcare, Inc.* (Healthcare-Services)	2,160	19,980
Oil States International, Inc.* (Oil & Gas Services)	7,776	145,333
Old Dominion Freight Line, Inc.* (Transportation)	4,320	122,947
Olympic Steel, Inc. (Iron/Steel)	864	17,600
Omnicell, Inc.* (Software)	2,592	31,648
optionsXpress Holdings, Inc. (Diversified Financial Services)	6,480	86,573
Orbital Sciences Corp.* (Aerospace/Defense)	9,072	177,176
P.F. Chang’s China Bistro, Inc.* (Retail)	3,888	81,415
Palomar Medical Technologies, Inc.* (Healthcare-Products)	3,024	34,867
Panera Bread Co.—Class A* (Retail)	4,752	248,244
Papa John’s International, Inc.* (Retail)	3,456	63,694
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,160	28,966
PAREXEL International Corp.* (Commercial Services)	3,456	33,558
Park Electrochemical Corp. (Electronics)	3,024	57,335
PC-Tel, Inc. (Internet)	864	5,676
Pediatrix Medical Group, Inc.* (Healthcare-Services)	7,344	232,805
Peet’s Coffee & Tea, Inc.* (Beverages)	864	20,088
Penn Virginia Corp. (Oil & Gas)	6,480	168,350
Perficient, Inc.* (Internet)	5,184	24,780
Pericom Semiconductor Corp.* (Semiconductors)	3,888	21,306
PetMed Express, Inc.* (Pharmaceuticals)	3,888	68,545
Petroleum Development* (Oil & Gas)	2,160	51,991
PetroQuest Energy, Inc.* (Oil & Gas)	6,912	46,725
PharMerica Corp.* (Pharmaceuticals)	2,592	40,617
Phase Forward, Inc.* (Software)	2,160	27,043
Phoenix Technologies, Ltd.* (Software)	1,296	4,536
Piedmont Natural Gas Co., Inc. (Gas)	5,184	164,177
Pinnacle Entertainment, Inc.* (Entertainment)	5,184	39,813
Pioneer Drilling Co.* (Oil & Gas)	7,776	43,312
Plexus Corp.* (Electronics)	6,048	102,514
Polaris Industries, Inc. (Leisure Time)	3,024	86,638
Pool Corp. (Distribution/Wholesale)	7,344	131,972
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,592	87,713
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,296	48,328
PrivateBancorp, Inc. (Banks)	4,320	140,227
ProAssurance Corp.* (Insurance)	3,024	159,607
Progress Software Corp.* (Software)	3,024	58,242
Prosperity Bancshares, Inc. (Banks)	3,024	89,480
PSS World Medical, Inc.* (Healthcare-Products)	5,184	97,563
Quality Systems, Inc. (Software)	3,024	131,907
Radiant Systems, Inc.* (Computers)	2,592	8,735
RC2 Corp.* (Toys/Games/Hobbies)	1,296	13,828
Regal-Beloit Corp. (Hand/Machine Tools)	3,024	114,882
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,888	71,384
Res-Care, Inc.* (Healthcare-Services)	2,160	32,443
RLI Corp. (Insurance)	1,728	105,684
Rogers Corp.* (Electronics)	1,728	47,987
RTI International Metals, Inc.* (Mining)	1,728	24,728
Ruth’s Hospitality Group, Inc.* (Retail)	3,024	4,173
S&T Bancorp, Inc. (Banks)	864	30,672
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	7,344	64,848
Sanderson Farms, Inc. (Food)	1,296	44,790
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,160	12,506
ScanSource, Inc.* (Distribution/Wholesale)	2,592	49,948
SEACOR SMIT, Inc.* (Oil & Gas Services)	3,024	201,550
Selective Insurance Group, Inc. (Insurance)	4,320	99,058
Shuffle Master, Inc.* (Entertainment)	8,640	42,854
Signature Bank* (Banks)	5,616	161,123
Simpson Manufacturing Co., Inc. (Building Materials)	6,048	167,892
SkyWest, Inc. (Airlines)	9,072	168,739
Skyworks Solutions, Inc.* (Semiconductors)	10,368	57,439
Smith Micro Software, Inc.* (Software)	4,320	24,019
Sonic Corp.* (Retail)	3,888	47,317
Sonic Solutions* (Electronics)	2,592	4,562
Spartan Stores, Inc. (Food)	3,456	80,352
SPSS, Inc.* (Software)	1,296	34,940
St. Mary Land & Exploration Co. (Oil & Gas)	9,936	201,800
Stamps.com, Inc.* (Internet)	2,160	21,233
Standard Microsystems Corp.* (Semiconductors)	1,728	28,236
Stifel Financial Corp.* (Diversified Financial Services)	3,888	178,265
Stratasys, Inc.* (Computers)	3,024	32,508
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	864	5,158
Superior Well Services, Inc.* (Oil & Gas Services)	2,592	25,920
Supertex, Inc.* (Semiconductors)	1,296	31,117
SurModics, Inc.* (Healthcare-Products)	2,592	65,500
Swift Energy Co.* (Oil & Gas)	4,752	79,881
SWS Group, Inc. (Diversified Financial Services)	2,160	40,932
Sykes Enterprises, Inc.* (Computers)	5,184	99,118
Symmetricom, Inc.* (Telecommunications)	2,592	10,238
Symmetry Medical, Inc.* (Healthcare-Products)	5,616	44,760
Synaptics, Inc.* (Computers)	5,184	85,847
Take-Two Interactive Software, Inc. (Software)	4,320	32,659
Taleo Corp.—Class A* (Software)	2,160	16,913
Tekelec* (Telecommunications)	4,320	57,629
Teledyne Technologies, Inc.* (Aerospace/Defense)	5,616	250,193
Tetra Tech, Inc.* (Environmental Control)	3,024	73,030
TETRA Technologies, Inc.* (Oil & Gas Services)	11,664	56,687
Texas Roadhouse, Inc.—Class A* (Retail)	3,888	30,132
The Buckle, Inc. (Retail)	1,728	37,705
The Children’s Place Retail Stores, Inc.* (Retail)	3,888	84,292
The Geo Group, Inc.* (Commercial Services)	8,208	147,990
The Gymboree Corp.* (Apparel)	4,752	123,980
The Hain Celestial Group, Inc.* (Food)	3,024	57,728
The Knot, Inc.* (Internet)	4,320	35,942
The Navigators Group, Inc.* (Insurance)	864	47,442
Ticketmaster Entertainment, Inc.* (Commercial Services)	3,456	22,188
Tollgrade Communications, Inc.* (Telecommunications)	432	2,065
Tompkins Financial Corp. (Banks)	432	25,034
Toro Co. (Housewares)	5,616	185,328
Tower Group, Inc. (Insurance)	1,296	36,560
Tractor Supply Co.* (Retail)	5,184	187,350
TradeStation Group, Inc.* (Diversified Financial Services)	5,184	33,437
TreeHouse Foods, Inc.* (Food)	2,592	70,606
True Religion Apparel, Inc.* (Apparel)	3,024	37,619
TrueBlue, Inc.* (Commercial Services)	3,888	37,208
TTM Technologies, Inc.* (Electronics)	6,912	36,012
Tyler Technologies, Inc.* (Computers)	4,752	56,929
UCBH Holdings, Inc. (Banks)	9,072	62,415
Ultratech Stepper, Inc.* (Semiconductors)	1,296	15,500
UniFirst Corp. (Textiles)	864	25,652
United Community Banks, Inc. (Banks)	3,456	46,932
United Natural Foods, Inc.* (Food)	4,320	76,982
United Online, Inc. (Internet)	12,960	78,667
United Stationers, Inc.* (Distribution/Wholesale)	1,728	57,871
Universal Electronics, Inc.* (Home Furnishings)	1,296	21,021
Universal Technical Institute, Inc.* (Commercial Services)	3,456	59,340

See accompanying notes to the financial statements.

30

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2008

Common Stocks, continued
	Shares	Value

Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,296	$79,523
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	11,232	203,524
Viad Corp. (Commercial Services)	3,024	74,814
ViaSat, Inc.* (Telecommunications)	4,320	104,026
ViroPharma, Inc.* (Pharmaceuticals)	12,528	163,115
Volcom, Inc.* (Apparel)	2,592	28,253
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	6,480	309,874
WD-40 Co. (Household Products/Wares)	1,296	36,664
Websense, Inc.* (Internet)	6,912	103,473
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,456	130,533
Wilshire Bancorp, Inc. (Banks)	3,024	27,458
Winnebago Industries, Inc. (Home Builders)	2,592	15,630
WMS Industries, Inc.* (Leisure Time)	7,776	209,174
Wolverine World Wide, Inc. (Apparel)	4,320	90,893
World Acceptance Corp.* (Diversified Financial Services)	2,592	51,218
World Fuel Services Corp. (Retail)	3,024	111,888
Wright Express Corp.* (Commercial Services)	6,048	76,205
Zenith National Insurance Corp. (Insurance)	3,456	109,106
Zep, Inc. (Chemicals)	1,728	33,368
Zoll Medical Corp.* (Healthcare-Products)	1,728	32,642
Zumiez, Inc.* (Retail)	3,024	22,529

TOTAL COMMON STOCKS
(Cost $20,600,774)		25,433,883

TOTAL INVESTMENT SECURITIES
(Cost $20,600,774)—100.1%		25,433,883
Net other assets (liabilities)—(0.1)%		(15,768)

NET ASSETS—100.0%		$25,418,115

*	Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.2%
Aerospace/Defense	3.8%
Airlines	0.7%
Apparel	3.1%
Auto Parts & Equipment	0.1%
Banks	4.7%
Beverages	0.7%
Biotechnology	1.6%
Building Materials	1.3%
Chemicals	0.8%
Commercial Services	7.3%
Computers	2.9%
Cosmetics/Personal Care	0.9%
Distribution/Wholesale	1.0%
Diversified Financial Services	3.0%
Electric	0.2%
Electrical Components & Equipment	0.3%
Electronics	4.8%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.1%
Entertainment	0.4%
Environmental Control	0.8%
Food	1.7%
Forest Products & Paper	0.3%
Gas	0.9%
Hand/Machine Tools	0.5%
Healthcare-Products	6.3%
Healthcare-Services	4.5%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Housewares	0.7%
Insurance	2.7%
Internet	2.8%
Iron/Steel	0.1%
Leisure Time	1.2%
Lodging	0.1%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	1.4%
Metal Fabricate/Hardware	1.5%
Mining	0.5%
Miscellaneous Manufacturing	2.0%
Oil & Gas	3.0%
Oil & Gas Services	3.6%
Pharmaceuticals	3.1%
REIT	0.3%
Retail	7.4%
Semiconductors	3.7%
Software	3.9%
Storage/Warehousing	0.2%
Telecommunications	2.6%
Textiles	0.1%
Toys/Games/Hobbies	0.3%
Transportation	4.4%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

31

PROFUNDS VP
ProFund VP Small-Cap Growth

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$20,600,774

Securities, at value	25,433,883

Total Investment Securities, at value	25,433,883
Dividends receivable	11,759
Receivable for capital shares issued	653
Receivable for investments sold	4,905,401
Prepaid expenses	54

Total Assets	30,351,750

Liabilities:
Cash overdraft	82,551
Payable for investments purchased	350,055
Payable for capital shares redeemed	4,449,565
Advisory fees payable	2,614
Management services fees payable	348
Administration fees payable	886
Administrative services fees payable	7,144
Distribution fees payable	5,941
Trustee fees payable	113
Transfer agency fees payable	4,468
Fund accounting fees payable	1,886
Compliance services fees payable	544
Other accrued expenses	27,520

Total Liabilities	4,933,635

Net Assets	$25,418,115

Net Assets consist of:
Capital	$31,537,221
Accumulated net realized gains (losses)
on investments	(10,952,215)
Net unrealized appreciation (depreciation)
on investments	4,833,109

Net Assets	$25,418,115

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,371,366

Net Asset Value (offering and redemption price
per share)	$18.53

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$210,415
Interest	968

Total Investment Income	211,383

Expenses:
Advisory fees	271,647
Management services fees	41,839
Administration fees	12,933
Transfer agency fees	17,382
Administrative services fees	120,454
Distribution fees	90,549
Custody fees	50,569
Fund accounting fees	25,647
Trustee fees	567
Compliance services fees	689
Other fees	34,059

Total Gross Expenses before reductions	666,335
Less Expenses reduced by the Advisor	(75,885)

Total Net Expenses	590,450

Net Investment Income (Loss)	(379,067)

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities.	(6,075,295)
Change in net unrealized appreciation/depreciation
on investments	(8,536,858)

Net Realized and Unrealized Gains (Losses)
on Investments	(14,612,153)

Change in Net Assets Resulting from Operations	$(14,991,220)

See accompanying notes to the financial statements.

32

PROFUNDS VP
ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(379,067)	$(965,741)
Net realized gains (losses) on investments	(6,075,295)	4,396,163
Change in net unrealized appreciation/depreciation on investments	(8,536,858)	(5,126,761)

Change in net assets resulting from operations	(14,991,220)	(1,696,339)

Distributions to Shareholders From:
Net realized gains on investments	(633,201)	(11,842,921)

Change in net assets resulting from distributions	(633,201)	(11,842,921)

Capital Transactions:
Proceeds from shares issued	137,563,748	356,897,440
Dividends reinvested	633,201	11,842,921
Value of shares redeemed	(136,653,158)	(397,181,770)

Change in net assets resulting from capital transactions	1,543,791	(28,441,409)

Change in net assets	(14,080,630)	(41,980,669)
Net Assets:
Beginning of period	39,498,745	81,479,414

End of period	$25,418,115	$39,498,745

Share Transactions:
Issued	5,667,282	10,681,112
Reinvested	23,813	403,507
Redeemed	(5,711,641)	(12,197,570)

Change in shares	(20,546)	(1,112,951)

See accompanying notes to the financial statements.

33

PROFUNDS VP
ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	Year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec.31, 2004

Net Asset Value, Beginning of Period	$28.38	$32.53	$38.80	$36.08	$31.35

Investment Activities:
Net investment income (loss)(a)	(0.26)	(0.42)	(0.51)	(0.38)	(0.44)
Net realized and unrealized gains (losses) on investments	(9.31)	1.93 (b)	3.31	3.10	6.57

Total income (loss) from investment activities	(9.57)	1.51	2.80	2.72	6.13

Distributions to Shareholders From:
Net realized gains on investments	(0.28)	(5.66)	(9.07)	—	(1.40)

Net Asset Value, End of Period	$18.53	$28.38	$32.53	$38.80	$36.08

Total Return	(34.03)%	4.06%	8.65%	7.54%	19.80%
Ratios to Average Net Assets:
Gross expenses	1.84%	1.73%	1.79%	1.85%	1.90%
Net expenses	1.63%	1.67%	1.77%	1.85%	1.90%
Net investment income (loss)	(1.05)%	(1.26)%	(1.31)%	(1.03)%	(1.32)%
Supplemental Data:
Net assets, end of period (000’s)	$25,418	$39,499	$81,479	$186,934	$210,984
Portfolio turnover rate(c)	398%	454%	472%	585%	979%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

34

ProFund VP Asia 30

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2008, the Fund had a total return of –50.82%, compared to a return of –51.24%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Chunghwa Telecom Co Ltd (–10.58%), Taiwan Semiconductor Manufacturing Co Ltd (–20.28%), and BHP Billiton Ltd (–38.75%), while the bottom three performers in this group were China Petroleum & Chemical Corp (–53.31%), POSCO (–49.97%), and PetroChina Co Ltd (–49.29%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 (inception date) to December 31, 2008, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Asia Pacific Free Excluding Japan Index may differ significantly.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Asia 30	5/1/2002	–50.82%	3.76%	6.84%	1.65%	1.63%

ProFunds Asia 30 Index	5/1/2002	–51.24%	3.08%	6.87%	N/A	N/A
MSCI AC Asia Pacific Free Excluding Japan Index	5/1/2002	–51.68%	5.78%	8.41%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

35

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Co., Ltd.	12.0%
China Mobile, Ltd.	11.3%
China Life Insurance Co., Ltd.	6.4%
BHP Billiton, Ltd.	4.9%
China Petroleum and
Chemical Corp.	4.7%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Communications	29%
Energy	24%
Financial	15%
Basic Materials	11%
Industrial	9%
Technology	9%
Consumer Non-Cyclical	3%

Country Breakdown

China	48%
Hong Kong	16%
Taiwan	10%
South Korea	10%
India	9%
Australia	5%
Singapore	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2008

Common Stocks† (99.5%)
	Shares	Value

Aluminum Corp. of China, Ltd. (Mining)	95,718	$1,293,150
AU Optronics Corp. (Electronics)	164,353	1,262,231
Baidu.com, Inc.* (Internet)	8,162	1,065,712
BHP Billiton, Ltd. (Mining)	64,554	2,769,367
Canadian Solar, Inc.* (Energy-Alternate Sources)	97,573	630,322
China Life Insurance Co., Ltd. (Insurance)	78,652	3,649,453
China Mobile, Ltd. (Telecommunications)	126,511	6,433,084
China Petroleum and Chemical Corp. (Oil & Gas)	43,036	2,659,194
Chunghwa Telecom Co., Ltd. (Telecommunications)	122,397	1,909,393
CNOOC, Ltd. (Oil & Gas)	27,825	2,650,053
Ctrip.com International, Ltd. (Internet)	44,520	1,059,576
Flextronics International, Ltd.* (Electronics)	321,657	823,442
Focus Media Holding, Ltd.* (Advertising)	87,927	799,256
HDFC Bank, Ltd. (Banks)	25,970	1,853,739
ICICI Bank, Ltd. (Banks)	79,765	1,535,476
Infosys Technologies, Ltd. (Software)	73,458	1,804,863
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	181,419	792,801
KB Financial Group, Inc.* (Banks)	53,053	1,389,989
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	76,055	997,842
New Oriental Education & Technology Group, Inc.* (Commercial Services)	31,535	1,731,587
PetroChina Co., Ltd. (Oil & Gas)	77,168	6,866,409
POSCO (Iron/Steel)	30,051	2,261,338
SINA Corp.* (Internet)	46,746	1,082,170
SK Telecom Co., Ltd. (Telecommunications)	119,462	2,171,819
Sohu.com, Inc.* (Internet)	30,051	1,422,614
Solarfun Power Holdings Co., Ltd.* (Energy-Alternate Sources)	169,918	851,289
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	76,055	889,844
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	318,318	2,514,712
Trina Solar, Ltd.* (Energy-Alternate Sources)	77,539	720,337
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	146,174	891,661

TOTAL COMMON STOCKS
(Cost $49,570,342)		56,782,723

Repurchase Agreements (1.3%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $173,000 (Collateralized by $180,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $180,924)	$173,000	173,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $219,000 (Collateralized by $213,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $223,973)	219,000	219,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $362,000 (Collateralized by $345,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $372,914)	362,000	362,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $6,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	6,000	6,000

See accompanying notes to the financial statements.

36

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2008

Repurchase Agreements, continued
Value

TOTAL REPURCHASE AGREEMENTS
(Cost $760,000)	$760,000

TOTAL INVESTMENT SECURITIES
(Cost $50,330,342)—100.8%	57,542,723
Net other assets (liabilities)—(0.8)%	(471,991)

NET ASSETS—100.0%	$57,070,732

†	As of December 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	1.4%
Banks	8.3%
Commercial Services	3.0%
Electronics	3.6%
Energy-Alternate Sources	10.2%
Insurance	6.4%
Internet	8.2%
Iron/Steel	4.0%
Mining	7.1%
Oil & Gas	21.3%
Semiconductors	4.4%
Software	3.2%
Telecommunications	18.4%
Other**	0.5%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of December 31, 2008:

Australia	4.8%
China	48.2%
Hong Kong	15.9%
India	9.1%
South Korea	10.2%
Singapore	1.4%
Taiwan	9.9%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Asia 30

Statement of Assets and Liabilities
December 31, 2008

Assets :
Total Investment Securities, at cost	$50,330,342

Securities, at value	56,782,723
Repurchase agreements, at value	760,000

Total Investment Securities, at value	57,542,723
Cash	536
Dividends and interest receivable	118,385
Receivable for capital shares issued	314,892
Prepaid expenses	225

Total Assets	57,976,761

Liabilities:
Payable for investments purchased	765,663
Payable for capital shares redeemed	372
Advisory fees payable	26,409
Management services fees payable	3,521
Administration fees payable	1,894
Administrative services fees payable	15,702
Distribution fees payable	16,611
Trustee fees payable	238
Transfer agency fees payable	8,187
Fund accounting fees payable	3,988
Compliance services fees payable	1,150
Other accrued expenses	62,294

Total Liabilities	906,029

Net Assets	$57,070,732

Net Assets consist of:
Capital	$46,365,088
Accumulated net investment income (loss)	869,798
Accumulated net realized gains (losses) on investments	2,623,465
Net unrealized appreciation (depreciation) on investments	7,212,381

Net Assets	$57,070,732

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,450,228

Net Asset Value (offering and redemption price per share)	$39.35

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$3,014,840
Interest	16,225
Foreign tax withholding	(282,459)

Total Investment Income	2,748,606

Expenses:
Advisory fees	864,481
Management services fees	141,222
Administration fees	39,551
Transfer agency fees	51,482
Administrative services fees	352,869
Distribution fees	288,160
Custody fees	22,157
Fund accounting fees	69,725
Trustee fees	2,145
Compliance services fees	2,916
Other fees	109,226

Total Gross Expenses before reductions	1,943,934
Less Expenses reduced by the Advisor	(65,126)

Total Net Expenses	1,878,808

Net Investment Income (Loss)	869,798

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	18,429,578
Net realized gains (losses) on futures contracts	(293,978)
Change in net unrealized appreciation/depreciation on investments	(99,930,087)

Net Realized and Unrealized Gains (Losses) on Investments	(81,794,487)

Change in Net Assets Resulting from Operations	$(80,924,689)

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$869,798	$779,107
Net realized gains (losses) on investments	18,135,600	2,800,445
Change in net unrealized appreciation/depreciation on investments	(99,930,087)	57,098,613

Change in net assets resulting from operations	(80,924,689)	60,678,165

Distributions to Shareholders From:
Net investment income	(779,107)	(138,700)
Net realized gains on investments	(9,641,426)	—

Change in net assets resulting from distributions	(10,420,533)	(138,700)

Capital Transactions:
Proceeds from shares issued	233,568,793	472,362,242
Dividends reinvested	10,420,533	138,700
Value of shares redeemed	(352,847,624)	(457,943,272)

Change in net assets resulting from capital transactions	(108,858,298)	14,557,670

Change in net assets	(200,203,520)	75,097,135
Net Assets:
Beginning of period	257,274,252	182,177,117

End of period	$57,070,732	$257,274,252

Accumulated net investment income (loss)	$869,798	$779,107

Share Transactions:
Issued	3,425,975	5,994,880
Reinvested	184,043	1,791
Redeemed	(4,987,885)	(6,125,475)

Change in shares	(1,377,867)	(128,804)

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the		For the	For the
	year ended	year ended	year ended		year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006		Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$90.97	$61.61	$44.47		$37.30	$38.76

Investment Activities:
Net investment income (loss)(a)	0.52	0.32	0.07		0.40	0.11
Net realized and unrealized gains (losses) on investments	(44.39)	29.10	17.34		6.87	(0.38)

Total income (loss) from investment activities	(43.87)	29.42	17.41		7.27	(0.27)

Distributions to Shareholders From:
Net investment income	(0.58)	(0.06)	(0.27)		(0.10)	(0.12)
Net realized gains on investments	(7.17)	—	—		—	(1.07)

Total distributions	(7.75)	(0.06)	(0.27)		(0.10)	(1.19)

Net Asset Value, End of Period	$39.35	$90.97	$61.61		$44.47	$37.30

Total Return	(50.82)%	47.74%	39.29%		19.51%	(0.54)%
Ratios to Average Net Assets:
Gross expenses	1.69%	1.65%	1.71%		1.82%	1.86%
Net expenses	1.63%	1.60%	1.68	%(b)	1.82%	1.86%
Net investment income (loss)	0.76%	0.42%	0.13%		0.97%	0.29%
Supplemental Data:
Net assets, end of period (000’s)	$57,071	$257,274	$182,177		$73,464	$41,545
Portfolio turnover rate(c)	177%	214%	161%		256%	473%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

40

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2008, the Fund had a total return of –44.00%, compared to a return of –44.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Novartis AG (–8.38%), GlaxoSmithKline PLC (–26.04%), and Sanofi-Aventis SA (–29.37%), while the bottom three performers in this group were Siemens AG (–51.86%), Vodafone Group PLC (–45.23%) and HSBC Holdings PLC (–41.86%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from October 18, 1999 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Europe 30	10/18/1999	–44.00%	–1.41%	–2.67%	1.66%	1.63%

ProFunds Europe 30 Index	10/18/1999	–44.87%	–2.26%	–3.27%	N/A	N/A

Dow Jones STOXX 50 Index	10/18/1999	–43.26%	0.90%	0.72%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

41

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Royal Dutch Shell PLC—Class A	7.5%
BP Amoco PLC	6.7%
Total Fina S.A.	6.4%
Vodafone Group PLC	6.2%
HSBC Holdings PLC	6.1%

ProFunds Europe 30 Index - Composition

Industry Breakdown	% of Index

Consumer Non-Cyclical	25%
Energy	21%
Communications	15%
Financial	14%
Industrial	11%
Technology	7%
Basic Materials	4%
Consumer Cyclical	3%

Country Breakdown

United Kingdom	30%
Netherlands	16%
Switzerland	15%
Germany	14%
France	11%
Luxembourg	6%
Finland	4%
Sweden	2%
Ireland	1%
Greece	1%

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments December 31, 2008

Common Stocks† (98.8%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	60,160	$903,002
Alcatel-Lucent* (Telecommunications)	176,720	379,948
Alcon, Inc. (Healthcare-Products)	10,340	922,225
ArcelorMittal (Iron/Steel)	28,200	693,438
ASML Holding N.V. (Semiconductors)	41,830	755,868
AstraZeneca PLC (Pharmaceuticals)	25,850	1,060,626
BP Amoco PLC (Oil & Gas)	45,120	2,108,909
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	27,730	278,687
Credit Suisse Group (Diversified Financial Services)	33,370	943,036
DaimlerChrysler AG (Auto Manufacturers)	24,440	935,563
Deutsche Bank AG (Banks)	15,510	631,102
DryShips, Inc. (Transportation)	17,390	185,377
Elan Corp. PLC* (Pharmaceuticals)	45,590	273,540
GlaxoSmithKline PLC (Pharmaceuticals)	26,320	980,946
HSBC Holdings PLC (Banks)	39,480	1,921,492
Millicom International Cellular S.A. (Telecommunications)	10,340	464,369
Nokia OYJ (Telecommunications)	82,720	1,290,432
Novartis AG (Pharmaceuticals)	20,680	1,029,037
Rio Tinto PLC (Mining)	5,170	459,665
Royal Dutch Shell PLC—Class A (Oil & Gas)	44,650	2,363,771
Sanofi-Aventis (Pharmaceuticals)	34,780	1,118,525
SAP AG (Software)	35,720	1,293,778
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	23,030	1,031,283
Siemens AG (Miscellaneous Manufacturing)	19,740	1,495,305
Telefonaktiebolaget LM Ericsson (Telecommunications)	60,160	469,850
Tenaris S.A. (Iron/Steel)	26,790	562,054
Total Fina S.A. (Oil & Gas)	36,190	2,001,307
UBS AG* (Diversified Financial Services)	60,160	860,288
Unilever N.V. (Food)	67,680	1,661,544
Vodafone Group PLC (Telecommunications)	95,410	1,950,180

TOTAL COMMON STOCKS
(Cost $29,780,551)		31,025,147

Repurchase Agreements (0.3%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $23,000 (Collateralized by $25,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $25,128)	$23,000	23,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $30,000 (Collateralized by $30,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $31,546)	30,000	30,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $48,000 (Collateralized by $47,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $49,421)	48,000	48,000

See accompanying notes to the financial statements.

42

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2008

Repurchase Agreements, continued
Value

TOTAL REPURCHASE AGREEMENTS
(Cost $101,000)	$101,000

TOTAL INVESTMENT SECURITIES
(Cost $29,881,551)—99.1%	31,126,147
Net other assets (liabilities)—0.9%	280,882

NET ASSETS—100.0%	$31,407,029

†	As of December 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Auto Manufacturers	3.0%
Banks	8.1%
Diversified Financial Services	5.7%
Engineering & Construction	3.8%
Food	5.3%
Healthcare-Products	2.9%
Iron/Steel	4.0%
Mining	1.5%
Miscellaneous Manufacturing	4.7%
Oil & Gas	20.6%
Pharmaceuticals	17.6%
Semiconductors	2.4%
Software	4.1%
Telecommunications	14.5%
Transportation	0.6%
Other**	1.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of December 31, 2008:

Finland	4.1%
France	11.2%
Germany	13.8%
Greece	0.6%
Ireland	0.9%
Luxembourg	5.5%
Netherlands	16.1%
Sweden	1.5%
Switzerland	14.8%
United Kingdom	30.3%
Other**	1.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

43

PROFUNDS VP
ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$29,881,551

Securities, at value	31,025,147
Repurchase agreements, at value	101,000

Total Investment Securities, at value	31,126,147
Cash	546
Dividends and interest receivable	81,258
Receivable for capital shares issued	282,646
Reclaims receivable	18,050
Prepaid expenses	124

Total Assets	31,508,771

Liabilities:
Payable for capital shares redeemed	8,139
Advisory fees payable	14,197
Management services fees payable	1,893
Administration fees payable	1,090
Administrative services fees payable	12,119
Distribution fees payable	11,783
Trustee fees payable	137
Transfer agency fees payable	5,409
Fund accounting fees payable	2,289
Compliance services fees payable	660
Other accrued expenses	44,026

Total Liabilities	101,742

Net Assets	$31,407,029

Net Assets consist of:
Capital	$55,591,356
Accumulated net investment income (loss)	1,427,460
Accumulated net realized gains (losses) on investments	(26,856,383)
Net unrealized appreciation (depreciation) on investments	1,244,596

Net Assets	$31,407,029

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,924,264

Net Asset Value (offering and redemption price per share)	$16.32

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,744,006
Interest	5,149
Foreign tax withholding	(223,949)

Total Investment Income	2,525,206

Expenses:
Advisory fees	505,097
Management services fees	81,315
Administration fees	23,451
Transfer agency fees	30,733
Administrative services fees	204,746
Distribution fees	168,366
Custody fees	15,422
Fund accounting fees	41,644
Trustee fees	1,200
Compliance services fees	1,874
Other fees	68,757

Total Gross Expenses before reductions	1,142,605
Less Expenses reduced by the Advisor	(44,859)

Total Net Expenses	1,097,746

Net Investment Income (Loss)	1,427,460

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,932,903
Net realized gains (losses) on futures contracts	(348,395)
Change in net unrealized appreciation/depreciation on investments	(43,990,756)

Net Realized and Unrealized Gains (Losses) on Investments	(36,406,248)

Change in Net Assets Resulting from Operations	$(34,978,788)

See accompanying notes to the financial statements.

44

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$1,427,460	$1,304,612
Net realized gains (losses) on investments	7,584,508	9,611,333
Change in net unrealized appreciation/depreciation on investments	(43,990,756)	3,106,070

Change in net assets resulting from operations	(34,978,788)	14,022,015

Distributions to Shareholders From:
Net investment income	(1,304,612)	(2,790,426)
Net realized gains on investments	(9,136,843)	(1,137,286)

Change in net assets resulting from distributions	(10,441,455)	(3,927,712)

Capital Transactions:
Proceeds from shares issued	129,378,880	428,613,665
Dividends reinvested	10,441,455	3,927,712
Value of shares redeemed	(194,714,538)	(470,938,634)

Change in net assets resulting from capital transactions	(54,894,203)	(38,397,257)

Change in net assets	(100,314,446)	(28,302,954)
Net Assets:
Beginning of period	131,721,475	160,024,429

End of period	$31,407,029	$131,721,475

Accumulated net investment income (loss)	$1,427,460	$1,304,612

Share Transactions:
Issued	4,195,717	12,425,191
Reinvested	453,385	113,847
Redeemed	(6,432,016)	(13,834,466)

Change in shares	(1,782,914)	(1,295,428)

See accompanying notes to the financial statements.

45

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$35.53	$31.99	$27.96	$28.28	$24.96

Investment Activities:
Net investment income (loss)(a)	0.60	0.31	0.64	0.13	0.03
Net realized and unrealized gains (losses) on investments	(14.76)	4.33	4.18	2.14	3.53

Total income (loss) from investment activities	(14.16)	4.64	4.82	2.27	3.56

Distributions to Shareholders From:
Net investment income	(0.63)	(0.78)	(0.12)	(0.04)	(0.03)
Net realized gains on investments	(4.42)	(0.32)	(0.67)	(2.55)	(0.21)

Total distributions	(5.05)	(1.10)	(0.79)	(2.59)	(0.24)

Net Asset Value, End of Period	$16.32	$35.53	$31.99	$27.96	$28.28

Total Return	(44.00)%	14.58%	17.51%	8.09%	14.32%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.66%	1.69%	1.76%	1.78%
Net expenses	1.63%	1.61%	1.66%	1.76%	1.78%
Net investment income (loss)	2.12%	0.88%	2.12%	0.45%	0.12%

Supplemental Data:
Net Assets, end of period (000’s)	$31,407	$131,721	$160,024	$120,469	$140,608
Portfolio turnover rate(b)	160%	280%	172%	230%	319%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

46

ProFund VP Financials

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2008, the Fund had a total return of –50.54%, compared to a return of –50.40%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wells Fargo & Co (–2.35%), The Travelers Cos Inc (–15.99%), and U.S. Bancorp (–21.20%), while the bottom three performers in this group were Citigroup Inc (–77.21%), Bank of America Corp (–65.87%), and The Goldman Sachs Group Inc (–60.78%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Financials	1/22/2001	–50.54%	–11.64%	–7.20%	1.74%	1.63%

Dow Jones U.S. Financials Index	1/22/2001	–50.40%	–9.60%	–4.80%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

47

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	8.6%
Wells Fargo & Co.	7.5%
Bank of America Corp.	5.2%
U.S. Bancorp	3.2%
Citigroup, Inc.	2.7%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	43%
General Financial	22%
Nonlife Insurance	16%
Real Estate Investment Trusts	13%
Life Insurance	6%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2008

Common Stocks (99.5%)
	Shares	Value

Ace, Ltd.ADR (Insurance)	5,511	$291,642
Affiliated Managers Group, Inc.* (Diversified Financial Services)	501	21,002
AFLAC, Inc. (Insurance)	7,515	344,488
Alexandria Real Estate Equities, Inc. (REIT)	501	30,230
Alleghany Corp.* (Insurance)	501	141,282
Allied World Assurance Holdings, Ltd.ADR (Insurance)	501	20,341
Allstate Corp. (Insurance)	9,018	295,430
AMB Property Corp. (REIT)	1,503	35,200
Ambac Financial Group, Inc. (Insurance)	4,509	5,862
American Campus Communities, Inc. (REIT)	501	10,260
American Express Co. (Diversified Financial Services)	17,034	315,981
American Financial Group, Inc. (Insurance)	1,503	34,389
American International Group, Inc. (Insurance)	39,078	61,352
American National Insurance Co. (Insurance)	501	36,939
AmeriCredit Corp.* (Diversified Financial Services)	2,004	15,311
Ameriprise Financial, Inc. (Diversified Financial Services)	3,507	81,923
Annaly Mortgage Management, Inc. (REIT)	9,018	143,116
AON Corp. (Insurance)	4,008	183,085
Apartment Investment and Management Co.—Class A (REIT)	1,503	17,360
Arch Capital Group, Ltd.ADR* (Insurance)	1,002	70,240
Arthur J. Gallagher & Co. (Insurance)	1,503	38,943
Aspen Insurance Holdings, Ltd.ADR (Insurance)	1,002	24,298
Associated Banc-Corp (Banks)	2,004	41,944
Assurant, Inc. (Insurance)	1,503	45,090
Assured Guaranty, Ltd.ADR (Insurance)	1,002	11,423
Astoria Financial Corp. (Savings & Loans)	1,503	24,769
Avalonbay Communities, Inc. (REIT)	1,503	91,052
Axis Capital Holdings, Ltd.ADR (Insurance)	2,505	72,946
BancorpSouth, Inc. (Banks)	1,503	35,110
Bank of America Corp. (Banks)	83,385	1,174,061
Bank of Hawaii Corp. (Banks)	1,002	45,260
Bank of New York Mellon Corp. (Banks)	18,537	525,153
BB&T Corp. (Banks)	9,018	247,634
BioMed Realty Trust, Inc. (REIT)	1,503	17,615
BlackRock, Inc.—Class A (Diversified Financial Services)	501	67,209
BOK Financial Corp. (Banks)	501	20,240
Boston Properties, Inc. (REIT)	2,004	110,220
Brandywine Realty Trust (REIT)	1,503	11,588
BRE Properties, Inc.—Class A (REIT)	1,002	28,036
Brookfield Properties Corp.ADR (Real Estate)	3,507	27,109
Brown & Brown, Inc. (Insurance)	2,004	41,884
Camden Property Trust (REIT)	1,002	31,403
Capital One Financial Corp. (Diversified Financial Services)	6,513	207,700
CapitalSource, Inc. (Diversified Financial Services)	4,008	18,517
Cathay Bancorp, Inc. (Banks)	1,002	23,797
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	4,008	17,315
CBL & Associates Properties, Inc. (REIT)	1,002	6,513
Chubb Corp. (Insurance)	6,012	306,612
Cincinnati Financial Corp. (Insurance)	2,505	72,820
CIT Group, Inc. (Diversified Financial Services)	5,511	25,020
Citigroup, Inc. (Diversified Financial Services)	89,679	601,746
Citizens Republic Bancorp, Inc. (Banks)	2,004	5,972
City National Corp. (Banks)	501	24,399
CME Group, Inc. (Diversified Financial Services)	1,002	208,526
Colonial Properties Trust (REIT)	501	4,173
Comerica, Inc. (Banks)	2,505	49,724
Commerce Bancshares, Inc. (Banks)	1,002	44,038
Conseco, Inc.* (Insurance)	3,006	15,571
Corporate Office Properties Trust (REIT)	1,002	30,761
Cousins Properties, Inc. (REIT)	501	6,939
Cullen/Frost Bankers, Inc. (Banks)	1,002	50,781
DCT Industrial Trust, Inc. (REIT)	3,006	15,210
Delphi Financial Group, Inc.—Class A (Insurance)	501	9,238
Developers Diversified Realty Corp. (REIT)	2,004	9,779
DiamondRock Hospitality Co. (REIT)	1,503	7,620
Digital Realty Trust, Inc. (REIT)	1,002	32,916
Dime Community Bancshares, Inc. (Savings & Loans)	501	6,663
Discover Financial Services (Diversified Financial Services)	8,016	76,392
Douglas Emmett, Inc. (REIT)	2,004	26,172
Duke-Weeks Realty Corp. (REIT)	2,505	27,455
E* TRADE Financial Corp.* (Diversified Financial Services)	7,515	8,642
East West Bancorp, Inc. (Banks)	1,002	16,002
Eaton Vance Corp. (Diversified Financial Services)	2,004	42,104
Endurance Specialty Holdings, Ltd.ADR (Insurance)	1,002	30,591
Entertainment Properties Trust (REIT)	501	14,930

See accompanying notes to the financial statements.

48

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2008

Common Stocks, continued
	Shares	Value

Equifax, Inc. (Commercial Services)	2,004	$53,146
Equity Lifestyle Properties, Inc. (REIT)	501	19,218
Equity Residential Properties Trust (REIT)	4,509	134,458
Erie Indemnity Co.—Class A (Insurance)	501	18,853
Essex Property Trust, Inc. (REIT)	501	38,452
Everest Re Group, Ltd.ADR (Insurance)	1,002	76,292
F.N.B. Corp. (Banks)	1,503	19,840
Federal Realty Investment Trust (REIT)	1,002	62,204
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,503	25,491
FelCor Lodging Trust, Inc. (REIT)	1,002	1,844
Fidelity National Title Group, Inc.—Class A (Insurance)	3,507	62,249
Fifth Third Bancorp (Banks)	8,517	70,350
First American Financial Corp. (Insurance)	1,503	43,422
First BanCorp (Banks)	1,503	16,743
First Horizon National Corp. (Banks)	3,508	37,080
First Industrial Realty Trust, Inc. (REIT)	501	3,783
First Midwest Bancorp, Inc. (Banks)	1,002	20,010
First Niagara Financial Group, Inc. (Savings & Loans)	2,004	32,405
FirstMerit Corp. (Banks)	1,002	20,631
Forest City Enterprises, Inc.—Class A (Real Estate)	1,002	6,713
Forestar Group, Inc.* (Real Estate)	501	4,769
Franklin Resources, Inc. (Diversified Financial Services)	2,505	159,769
Franklin Street Properties Corp. (REIT)	1,002	14,779
Frontier Financial Corp. (Banks)	1,002	4,369
Fulton Financial Corp. (Banks)	3,006	28,918
Genworth Financial, Inc.—Class A (Diversified Financial Services)	7,014	19,850
Glacier Bancorp, Inc. (Banks)	1,002	19,058
GLG Partners, Inc. (Diversified Financial Services)	3,507	7,961
Hancock Holding Co. (Banks)	501	22,775
Hanover Insurance Group, Inc. (Insurance)	1,002	43,056
Hartford Financial Services Group, Inc. (Insurance)	5,010	82,264
HCC Insurance Holdings, Inc. (Insurance)	2,004	53,607
HCP, Inc. (REIT)	4,008	111,302
Health Care REIT, Inc. (REIT)	1,503	63,427
Healthcare Realty Trust, Inc. (REIT)	1,002	23,527
Highwoods Properties, Inc. (REIT)	1,002	27,415
Home Properties, Inc. (REIT)	501	20,341
Horace Mann Educators Corp. (Insurance)	501	4,604
Hospitality Properties Trust (REIT)	1,503	22,350
Host Marriott Corp. (REIT)	8,517	64,474
HRPT Properties Trust (REIT)	3,507	11,819
Hudson City Bancorp, Inc. (Savings & Loans)	8,016	127,935
Huntington Bancshares, Inc. (Banks)	6,012	46,052
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,002	82,605
International Bancshares Corp. (Banks)	1,002	21,874
Invesco, Ltd.ADR (Diversified Financial Services)	6,513	94,048
Investment Technology Group, Inc.* (Diversified Financial Services)	501	11,383
IPC Holdings, Ltd.ADR (Insurance)	1,002	29,960
iStar Financial, Inc. (REIT)	2,004	4,469
J.P. Morgan Chase & Co. (Diversified Financial Services)	61,623	1,942,973
Janus Capital Group, Inc. (Diversified Financial Services)	2,505	20,115
Jefferies Group, Inc. (Diversified Financial Services)	2,004	28,176
Jones Lang LaSalle, Inc. (Real Estate)	501	13,878
KeyCorp (Banks)	8,016	68,296
Kilroy Realty Corp. (REIT)	501	16,763
Kimco Realty Corp. (REIT)	4,008	73,266
LaSalle Hotel Properties (REIT)	501	5,536
Lazard, Ltd.—Class AADR (Diversified Financial Services)	1,503	44,699
Legg Mason, Inc. (Diversified Financial Services)	2,505	54,885
Lexington Corporate Properties Trust (REIT)	1,503	7,515
Liberty Property Trust (REIT)	1,503	34,313
Lincoln National Corp. (Insurance)	4,509	84,950
Loews Corp. (Insurance)	6,012	169,839
M&T Bank Corp. (Banks)	1,503	86,287
Mack-Cali Realty Corp. (REIT)	1,002	24,549
Maguire Properties, Inc.* (REIT)	501	731
Markel Corp.* (Insurance)	501	149,799
Marsh & McLennan Cos., Inc. (Insurance)	8,517	206,708
Marshall & Ilsley Corp. (Banks)	4,008	54,669
MasterCard, Inc.—Class A (Software)	1,503	214,824
Max Capital Group, Ltd.ADR (Insurance)	1,002	17,735
MB Financial, Inc. (Banks)	501	14,003
MBIA, Inc.* (Insurance)	4,008	16,313
Mercury General Corp. (Insurance)	501	23,041
Merrill Lynch & Co., Inc. (Diversified Financial Services)	20,286	236,129
MetLife, Inc. (Insurance)	8,517	296,903
MF Global, Ltd.* (Diversified Financial Services)	1,503	3,066
MFA Financial, Inc. (REIT)	3,507	20,656
MGIC Investment Corp. (Insurance)	2,004	6,974
Mid-America Apartment Communities, Inc. (REIT)	501	18,617
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,503	25,235
Moody’s Corp. (Commercial Services)	3,006	60,391
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	16,032	257,153
MSCI, Inc.—Class A* (Software)	1,002	17,795
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,505	61,899
National City Corp. (Banks)	10,143	18,359
National Financial Partners (Diversified Financial Services)	501	1,523
National Penn Bancshares, Inc. (Banks)	1,503	21,808
National Retail Properties, Inc. (REIT)	1,503	25,837
Nationwide Health Properties, Inc. (REIT)	1,503	43,166
New York Community Bancorp (Savings & Loans)	5,511	65,912
NewAlliance Bancshares, Inc. (Savings & Loans)	1,503	19,794
Newcastle Investment Corp. (REIT)	1,002	842
Northern Trust Corp. (Banks)	3,507	182,855
NYSE Euronext (Diversified Financial Services)	3,507	96,022
Old National Bancorp (Banks)	1,002	18,196
Old Republic International Corp. (Insurance)	4,008	47,775
OMEGA Healthcare Investors, Inc. (REIT)	1,503	24,003
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,002	13,387
Pacific Capital Bancorp (Banks)	1,002	16,914
PacWest Bancorp (Banks)	501	13,477
PartnerRe, Ltd.ADR (Insurance)	1,002	71,413
Pennsylvania REIT (REIT)	501	3,732
People’s United Financial, Inc. (Banks)	3,006	53,597
Piper Jaffray* (Diversified Financial Services)	501	19,920
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	1,002	36,152
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,505	87,024
PNC Financial Services Group (Banks)	5,529	270,921
Popular, Inc. (Banks)	4,008	20,681
Post Properties, Inc. (REIT)	501	8,266
Potlatch Corp. (Forest Products & Paper)	501	13,031
Principal Financial Group, Inc. (Insurance)	4,008	90,461
PrivateBancorp, Inc. (Banks)	501	16,262
ProAssurance Corp.* (Insurance)	501	26,443
Progressive Corp. (Insurance)	10,521	155,816
ProLogis (REIT)	4,509	62,630

See accompanying notes to the financial statements.

49

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2008

Common Stocks, continued
	Shares	Value

Prosperity Bancshares, Inc. (Banks)	1,002	$29,649
Protective Life Corp. (Insurance)	1,002	14,379
Provident Bankshares Corp. (Banks)	501	4,840
Provident Financial Services, Inc. (Savings & Loans)	1,002	15,331
Prudential Financial, Inc. (Insurance)	7,014	212,244
Public Storage, Inc. (REIT)	2,004	159,318
RAIT Financial Trust (REIT)	1,002	2,605
Raymond James Financial Corp. (Diversified Financial Services)	1,503	25,746
Rayonier, Inc. (Forest Products & Paper)	1,503	47,119
Realty Income Corp. (REIT)	1,503	34,794
Redwood Trust, Inc. (REIT)	501	7,470
Regency Centers Corp. (REIT)	1,002	46,793
Regions Financial Corp. (Banks)	11,523	91,723
Reinsurance Group of America, Inc. (Insurance)	1,002	42,906
RenaissanceRe HoldingsADR (Insurance)	1,002	51,663
RLI Corp. (Insurance)	501	30,641
SEI Investments Co. (Software)	2,505	39,354
Selective Insurance Group, Inc. (Insurance)	1,002	22,976
Senior Housing Properties Trust (REIT)	2,004	35,912
Simon Property Group, Inc. (REIT)	3,507	186,327
SL Green Realty Corp. (REIT)	1,002	25,952
SLM Corp.* (Diversified Financial Services)	7,515	66,883
South Financial Group, Inc. (Banks)	1,002	4,329
Sovereign Bancorp, Inc.* (Savings & Loans)	9,018	26,874
St. Joe Co.* (Real Estate)	1,503	36,553
StanCorp Financial Group, Inc. (Insurance)	1,002	41,854
State Street Corp. (Banks)	7,014	275,861
Sterling Bancshares, Inc. (Banks)	1,002	6,092
Sterling Financial Corp. (Savings & Loans)	1,002	8,818
Strategic Hotels & Resorts, Inc. (REIT)	1,002	1,683
Sunstone Hotel Investors, Inc. (REIT)	1,002	6,202
SunTrust Banks, Inc. (Banks)	6,012	177,594
Susquehanna Bancshares, Inc. (Banks)	1,503	23,913
SVB Financial Group* (Banks)	501	13,141
SWS Group, Inc. (Diversified Financial Services)	501	9,494
Synovus Financial Corp. (Banks)	4,509	37,425
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,509	159,799
Tanger Factory Outlet Centers, Inc. (REIT)	501	18,848
Taubman Centers, Inc. (REIT)	1,002	25,511
TCF Financial Corp. (Banks)	2,004	27,375
TD Ameritrade Holding Corp.* (Diversified Financial Services)	4,008	57,114
TFS Financial Corp. (Savings & Loans)	1,503	19,389
The Charles Schwab Corp. (Diversified Financial Services)	15,531	251,136
The Colonial BancGroup, Inc. (Banks)	3,507	7,259
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,513	549,632
The Macerich Co. (REIT)	1,503	27,294
The Phoenix Cos., Inc. (Insurance)	2,004	6,553
The Travelers Companies, Inc. (Insurance)	9,519	430,259
Torchmark Corp. (Insurance)	1,503	67,184
Transatlantic Holdings, Inc. (Insurance)	501	20,070
TrustCo Bank Corp. NY (Banks)	1,002	9,529
Trustmark Corp. (Banks)	1,002	21,633
U.S. Bancorp (Banks)	28,557	714,211
UCBH Holdings, Inc. (Banks)	2,004	13,787
UDR, Inc. (REIT)	2,004	27,635
UMB Financial Corp. (Banks)	501	24,619
Umpqua Holdings Corp. (Banks)	1,002	14,499
United Bankshares, Inc. (Banks)	501	16,643
United Community Banks, Inc. (Banks)	1,002	13,607
Unitrin, Inc. (Insurance)	1,002	15,972
UnumProvident Corp. (Insurance)	5,511	102,505
Valley National Bancorp (Banks)	2,004	40,581
Ventas, Inc. (REIT)	2,505	84,093
Visa, Inc.—Class A (Commercial Services)	7,515	394,162
Vornado Realty Trust (REIT)	2,505	151,177
W.R. Berkley Corp. (Insurance)	2,505	77,655
Wachovia Corp. (Banks)	34,293	189,983
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,503	23,236
Washington Federal, Inc. (Savings & Loans)	1,503	22,485
Washington REIT (REIT)	1,002	28,357
Webster Financial Corp. (Banks)	1,002	13,808
Weingarten Realty Investors (REIT)	1,503	31,097
Wells Fargo & Co. (Banks)	57,867	1,705,919
Westamerica Bancorp (Banks)	501	25,626
White Mountains Insurance Group, Ltd.ADR (Insurance)	501	133,822
Whitney Holding Corp. (Banks)	1,002	16,022
Willis Group Holdings, Ltd.ADR (Insurance)	2,505	62,324
Wilmington Trust Corp. (Banks)	1,002	22,284
Wintrust Financial Corp. (Banks)	501	10,306
XL Capital, Ltd.—Class AADR (Insurance)	5,511	20,391
Zenith National Insurance Corp. (Insurance)	501	15,817
Zions Bancorp (Banks)	2,004	49,118

TOTAL COMMON STOCKS
(Cost $22,552,344)		22,474,686

TOTAL INVESTMENT SECURITIES
(Cost $22,552,344)—99.5%		22,474,686
Net other assets (liabilities)—0.5%		122,880

NET ASSETS—100.0%		$22,597,566

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Banks	31.5%
Commercial Services	2.2%
Diversified Financial Services	26.5%
Forest Products & Paper	0.7%
Insurance	23.9%
REIT	11.3%
Real Estate	0.5%
Savings & Loans	1.6%
Software	1.3%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

50

PROFUNDS VP
ProFund VP Financials

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$22,552,344

Securities, at value	22,474,686

Total Investment Securities, at value	22,474,686
Dividends receivable	59,828
Receivable for capital shares issued	1,044,088
Receivable for investments sold	50,425
Prepaid expenses	38

Total Assets	23,629,065

Liabilities:
Cash overdraft	154,855
Payable for investments purchased	809,629
Payable for capital shares redeemed	19,559
Advisory fees payable	3,543
Management services fees payable	473
Administration fees payable	721
Administrative services fees payable	6,384
Distribution fees payable	6,423
Trustee fees payable	91
Transfer agency fees payable	3,068
Fund accounting fees payable	1,537
Compliance services fees payable	443
Other accrued expenses	24,773

Total Liabilities	1,031,499

Net Assets	$22,597,566

Net Assets consist of:
Capital	$41,666,212
Accumulated net investment income (loss)	487,543
Accumulated net realized gains (losses) on investments	(19,478,531)
Net unrealized appreciation (depreciation) on investments	(77,658)

Net Assets	$22,597,566

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,428,177

Net Asset Value (offering and redemption price per share)	$15.82

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$904,271
Interest	1,386

Total Investment Income	905,657

Expenses:
Advisory fees	192,985
Management services fees	29,698
Administration fees	9,284
Transfer agency fees	12,427
Administrative services fees	76,706
Distribution fees	64,328
Custody fees	38,625
Fund accounting fees	18,348
Trustee fees	458
Compliance services fees	664
Other fees	32,501

Total Gross Expenses before reductions	476,024
Less Expenses reduced by the Advisor	(57,910)

Total Net Expenses	418,114

Net Investment Income (Loss)	487,543

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(13,635,501)
Change in net unrealized appreciation/depreciation on investments	(5,499,618)

Net Realized and Unrealized Gains (Losses) on Investments	(19,135,119)

Change in Net Assets Resulting from Operations	$(18,647,576)

See accompanying notes to the financial statements.

51

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$487,543	$353,453
Net realized gains (losses) on investments	(13,635,501)	423,664
Change in net unrealized appreciation/depreciation on investments	(5,499,618)	(6,807,488)

Change in net assets resulting from operations	(18,647,576)	(6,030,371)

Distributions to Shareholders From:
Net investment income	(353,453)	(349,425)

Change in net assets resulting from distributions	(353,453)	(349,425)

Capital Transactions:
Proceeds from shares issued	142,001,893	79,724,295
Dividends reinvested	353,453	349,425
Value of shares redeemed	(125,655,579)	(98,405,131)

Change in net assets resulting from capital transactions	16,699,767	(18,331,411)

Change in net assets	(2,301,262)	(24,711,207)
Net Assets:
Beginning of period	24,898,828	49,610,035

End of period	$22,597,566	$24,898,828

Accumulated net investment income (loss)	$487,543	$353,453

Share Transactions:
Issued	5,559,039	2,090,110
Reinvested	14,480	9,475
Redeemed	(4,914,246)	(2,551,398)

Change in shares	659,273	(451,813)

See accompanying notes to the financial statements.

52

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$32.38	$40.64	$34.84	$33.80	$30.72

Investment Activities:
Net investment income (loss)(a)	0.46	0.41	0.34	0.27	0.20
Net realized and unrealized gains (losses) on investments	(16.72)	(8.11)	5.69	1.06	2.97

Total income (loss) from investment activities	(16.26)	(7.70)	6.03	1.33	3.17

Distributions to Shareholders From:
Net investment income	(0.30)	(0.56)	(0.23)	(0.29)	(0.09)

Net Asset Value, End of Period	$15.82	$32.38	$40.64	$34.84	$33.80

Total Return	(50.54)%	(19.11)%	17.35%	3.98%	10.34%

Ratios to Average Net Assets:
Gross expenses	1.85%	1.74%	1.76%	1.92%	1.92%
Net expenses	1.63%	1.63%	1.68%	1.92%	1.92%
Net investment income (loss)	1.90%	1.04%	0.90%	0.80%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$22,598	$24,899	$49,610	$35,924	$30,767
Portfolio turnover rate(b)	413%	216%	247%	316%	595%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

53

ProFund VP Health Care

The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the year ended December 31, 2008, the Fund had a total return of –24.29%, compared to a return of –22.80%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Amgen Inc (+24.35%), Genentech Inc (+23.62%), and Gilead Sciences Inc (+11.15%), while the bottom three performers in this group were Merck & Co Inc (–47.69%), Eli Lilly & Co (–24.57%), and Pfizer Inc (–22.09%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Health Care	1/22/2001	–24.29%	–1.62%	–2.88%	1.72%	1.63%

Dow Jones U.S. Health Care Index	1/22/2001	–22.80%	0.25%	–0.97%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

54

PROFUNDS VP
ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.9%
Pfizer, Inc.	9.2%
Abbott Laboratories	6.3%
Merck & Co., Inc.	5.0%
Amgen, Inc.	4.7%

Dow Jones U.S. Health Care Index - Composition
% of Index

Pharmaceuticals and Biotechnology	69%
Health Care Equipment and Services	31%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	December 31, 2008

Common Stocks (99.6%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	30,544	$1,630,133
Advanced Medical Optics, Inc.* (Healthcare-Products)	1,328	8,778
Aetna, Inc. (Healthcare-Services)	9,296	264,936
Affymetrix, Inc.* (Biotechnology)	1,328	3,971
Alcon, Inc.ADR (Healthcare-Products)	1,660	148,055
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,660	60,075
Alkermes, Inc.* (Pharmaceuticals)	1,992	21,215
Allergan, Inc. (Pharmaceuticals)	5,976	240,952
Amedisys, Inc.* (Healthcare-Services)	664	27,450
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,328	11,939
AMERIGROUP Corp.* (Healthcare-Services)	996	29,402
Amgen, Inc.* (Biotechnology)	20,916	1,207,899
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,656	28,818
ArthroCare Corp.* (Healthcare-Products)	664	3,167
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	664	18,884
Bard (C.R.), Inc. (Healthcare-Products)	1,992	167,846
Baxter International, Inc. (Healthcare-Products)	12,284	658,300
Beckman Coulter, Inc. (Healthcare-Products)	1,328	58,352
Becton, Dickinson & Co. (Healthcare-Products)	4,648	317,877
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	332	25,003
Biogen Idec, Inc.* (Biotechnology)	5,976	284,637
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,992	35,458
Boston Scientific Corp.* (Healthcare-Products)	29,548	228,702
Bristol-Myers Squibb Co. (Pharmaceuticals)	39,176	910,842
Brookdale Senior Living, Inc. (Healthcare-Services)	664	3,705
Celera Corp.* (Biotechnology)	1,660	18,476
Celgene Corp.* (Biotechnology)	8,964	495,530
Centene Corp.* (Healthcare-Services)	996	19,631
Cephalon, Inc.* (Pharmaceuticals)	1,328	102,309
Cepheid, Inc.* (Healthcare-Products)	996	10,338
Charles River Laboratories International, Inc.* (Biotechnology)	1,328	34,794
CIGNA Corp. (Insurance)	5,312	89,507
Community Health Systems, Inc.* (Healthcare-Services)	1,992	29,043
Cooper Cos., Inc. (Healthcare-Products)	996	16,334
Covance, Inc.* (Healthcare-Services)	1,328	61,128
Coventry Health Care, Inc.* (Healthcare-Services)	2,988	44,461
Covidien, Ltd.ADR (Healthcare-Products)	9,960	360,950
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	996	24,063
CV Therapeutics, Inc.* (Pharmaceuticals)	996	9,173
Datascope Corp. (Healthcare-Products)	332	17,344
DaVita, Inc.* (Healthcare-Services)	1,992	98,743
DENTSPLY International, Inc. (Healthcare-Products)	2,656	75,005
Edwards Lifesciences Corp.* (Healthcare-Products)	996	54,730
Eli Lilly & Co. (Pharmaceuticals)	19,256	775,439
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,324	60,145
Enzo Biochem, Inc.* (Biotechnology)	664	3,247
Enzon Pharmaceuticals, Inc.* (Biotechnology)	664	3,871
Express Scripts, Inc.* (Pharmaceuticals)	3,984	219,040
Facet Biotech Corp.* (Biotechnology)	332	3,184
Forest Laboratories, Inc.* (Pharmaceuticals)	5,976	152,209
Gen-Probe, Inc.* (Healthcare-Products)	996	42,669
Genentech, Inc.* (Biotechnology)	9,296	770,731
Genzyme Corp.* (Biotechnology)	5,312	352,557
Gilead Sciences, Inc.* (Pharmaceuticals)	18,260	933,816
Haemonetics Corp.* (Healthcare-Products)	664	37,516
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,980	8,914
Health Net, Inc.* (Healthcare-Services)	1,992	21,693
HEALTHSOUTH Corp.* (Healthcare-Services)	1,660	18,194
Healthways, Inc.* (Healthcare-Services)	664	7,623
Henry Schein, Inc.* (Healthcare-Products)	1,660	60,905
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,328	21,859
Hologic, Inc.* (Healthcare-Products)	4,980	65,089
Hospira, Inc.* (Pharmaceuticals)	3,320	89,042
Human Genome Sciences, Inc.* (Biotechnology)	2,656	5,631
Humana, Inc.* (Healthcare-Services)	3,320	123,770
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,328	47,914
Illumina, Inc.* (Biotechnology)	2,324	60,540
Immucor, Inc.* (Healthcare-Products)	1,328	35,298
Incyte Genomics, Inc.* (Biotechnology)	1,992	7,550
InterMune, Inc.* (Biotechnology)	664	7,025
Intuitive Surgical, Inc.* (Healthcare-Products)	664	84,321
Invacare Corp. (Healthcare-Products)	664	10,305
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,660	31,391
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,660	23,539
Johnson & Johnson (Healthcare-Products)	55,776	3,337,078
Kinetic Concepts, Inc.* (Healthcare-Products)	996	19,103
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,980	52,888

See accompanying notes to the financial statements.

55

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	December 31, 2008

Common Stocks, continued
	Shares	Value

Laboratory Corp. of America Holdings* (Healthcare-Services)	1,992	$128,305
Life Technologies Corp.* (Biotechnology)	3,320	77,389
LifePoint Hospitals, Inc.* (Healthcare-Services)	996	22,749
Lincare Holdings, Inc.* (Healthcare-Services)	1,328	35,763
Magellan Health Services, Inc.* (Healthcare-Services)	664	26,002
Masimo Corp.* (Healthcare-Products)	996	29,711
Medarex, Inc.* (Pharmaceuticals)	2,656	14,820
Medco Health Solutions, Inc.* (Pharmaceuticals)	9,960	417,424
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	996	13,844
Medtronic, Inc. (Healthcare-Products)	22,244	698,907
Mentor Corp. (Healthcare-Products)	664	20,538
Merck & Co., Inc. (Pharmaceuticals)	42,164	1,281,786
Millipore Corp.* (Biotechnology)	996	51,314
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,976	59,103
Myriad Genetics, Inc.* (Biotechnology)	996	65,995
Nektar Therapeutics* (Biotechnology)	1,660	9,230
NuVasive, Inc.* (Healthcare-Products)	664	23,008
Odyssey Healthcare, Inc.* (Healthcare-Services)	664	6,142
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	996	34,023
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	996	38,894
Owens & Minor, Inc. (Distribution/Wholesale)	664	25,000
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	664	8,904
PAREXEL International Corp.* (Commercial Services)	996	9,671
Patterson Cos., Inc.* (Healthcare-Products)	1,992	37,350
PDL BioPharma, Inc. (Biotechnology)	2,324	14,362
Pediatrix Medical Group, Inc.* (Healthcare-Services)	996	31,573
Perrigo Co. (Pharmaceuticals)	1,660	53,635
Pfizer, Inc. (Pharmaceuticals)	134,128	2,375,407
Pharmaceutical Product Development, Inc. (Commercial Services)	1,992	57,788
PharMerica Corp.* (Pharmaceuticals)	664	10,405
PSS World Medical, Inc.* (Healthcare-Products)	1,328	24,993
Psychiatric Solutions, Inc.* (Healthcare-Services)	996	27,739
Quest Diagnostics, Inc. (Healthcare-Services)	2,988	155,107
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,328	24,382
ResMed, Inc.* (Healthcare-Products)	1,660	62,217
Savient Pharmaceuticals, Inc.* (Biotechnology)	996	5,767
Schering-Plough Corp. (Pharmaceuticals)	32,204	548,434
Sepracor, Inc.* (Pharmaceuticals)	1,992	21,872
St. Jude Medical, Inc.* (Healthcare-Products)	6,972	229,797
STERIS Corp. (Healthcare-Products)	1,328	31,726
Stryker Corp. (Healthcare-Products)	6,308	252,005
Techne Corp. (Healthcare-Products)	664	42,841
Tenet Healthcare Corp.* (Healthcare-Services)	9,296	10,690
The Medicines Co.* (Pharmaceuticals)	996	14,671
Theravance, Inc.* (Pharmaceuticals)	996	12,340
Thermo Electron Corp.* (Electronics)	8,300	282,781
Thoratec Corp.* (Healthcare-Products)	996	32,360
United Therapeutics Corp.* (Pharmaceuticals)	332	20,767
UnitedHealth Group, Inc. (Healthcare-Services)	24,568	653,509
Universal Health Services, Inc.—Class B (Healthcare-Services)	996	37,420
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,328	30,411
Varian Medical Systems, Inc.* (Healthcare-Products)	2,656	93,066
Varian, Inc.* (Electronics)	664	22,251
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,988	90,775
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,660	24,070
Waters Corp.* (Electronics)	1,992	73,007
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,992	52,927
WellCare Health Plans, Inc.* (Healthcare-Services)	996	12,809
WellPoint, Inc.* (Healthcare-Services)	10,292	433,602
West Pharmaceutical Services, Inc. (Healthcare-Products)	664	25,079
Wyeth (Pharmaceuticals)	26,560	996,266
Zimmer Holdings, Inc.* (Healthcare-Products)	4,648	187,872

TOTAL COMMON STOCKS
(Cost $20,401,508)		25,664,646

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $8,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	$8,000	8,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $12,000 (Collateralized by $12,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $12,618)	12,000	12,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $17,000 (Collateralized by $17,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $17,876)	17,000	17,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,000)		37,000

Rights/Warrants (NM)
	Shares

Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 1/3/11*CVR at $6.00 (Holding Companies–Diversified)	463	162

TOTAL RIGHTS/WARRANTS
(Cost $0)		162

TOTAL INVESTMENT SECURITIES
(Cost $20,438,508)—99.7%		25,701,808
Net other assets (liabilities)—0.3%		76,214

NET ASSETS—100.0%		$25,778,022

*	Non-income producing security
ADR	American Depositary Receipt
CVR	Contingent Value Right

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Biotechnology	14.2%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	1.5%
Healthcare-Products	30.2%
Healthcare-Services	9.0%
Holding Companies-Diversified	NM
Insurance	0.4%
Pharmaceuticals	44.0%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

56

PROFUNDS VP
ProFund VP Health Care

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$20,438,508

Securities, at value	25,664,808
Repurchase agreements, at value	37,000

Total Investment Securities, at value	25,701,808
Cash	37
Dividends and interest receivable	42,461
Receivable for capital shares issued	81,940
Receivable for investments sold	36,852
Prepaid expenses	56

Total Assets	25,863,154

Liabilities:
Payable for capital shares redeemed	33,448
Advisory fees payable	5,493
Management services fees payable	732
Administration fees payable	935
Administrative services fees payable	7,583
Distribution fees payable	7,031
Trustee fees payable	119
Transfer agency fees payable	4,477
Fund accounting fees payable	2,004
Compliance services fees payable	578
Other accrued expenses	22,732

Total Liabilities	85,132

Net Assets	$25,778,022

Net Assets consist of:
Capital	$33,090,565
Accumulated net investment income (loss)	110,530
Accumulated net realized gains (losses) on investments	(12,686,373)
Net unrealized appreciation (depreciation) on investments	5,263,300

Net Assets	$25,778,022

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,086,742

Net Asset Value (offering and redemption price per share)	$23.72

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$619,522
Interest	1,021

Total Investment Income	620,543

Expenses:
Advisory fees	234,669
Management services fees	37,361
Administration fees	11,249
Transfer agency fees	15,257
Administrative services fees	98,137
Distribution fees	78,223
Custody fees	20,767
Fund accounting fees	21,389
Trustee fees	520
Compliance services fees	680
Other fees	33,463

Total Gross Expenses before reductions	551,715
Less Expenses reduced by the Advisor	(41,702)

Total Net Expenses	510,013

Net Investment Income (Loss)	110,530

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,947,986)
Change in net unrealized appreciation/depreciation on investments	(5,546,646)

Net Realized and Unrealized Gains (Losses) on Investments	(10,494,632)

Change in Net Assets Resulting from Operations	$(10,384,102)

See accompanying notes to the financial statements.

57

PROFUNDS VP
ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$110,530	$130,707
Net realized gains (losses) on investments	(4,947,986)	5,280,103
Change in net unrealized appreciation/depreciation on investments	(5,546,646)	(1,929,133)

Change in net assets resulting from operations	(10,384,102)	3,481,677

Distributions to Shareholders From:
Net investment income	(130,707)	—

Change in net assets resulting from distributions	(130,707)	—

Capital Transactions:
Proceeds from shares issued	97,397,233	137,261,507
Dividends reinvested	130,707	—
Value of shares redeemed	(123,959,518)	(145,306,962)

Change in net assets resulting from capital transactions	(26,431,578)	(8,045,455)

Change in net assets	(36,946,387)	(4,563,778)
Net Assets:
Beginning of period	62,724,409	67,288,187

End of period	$25,778,022	$62,724,409

Accumulated net investment income (loss)	$110,530	$130,707

Share Transactions:
Issued	3,497,776	4,392,848
Reinvested	4,549	—
Redeemed	(4,411,963)	(4,679,335)

Change in shares	(909,638)	(286,487)

See accompanying notes to the financial statements.

58

PROFUNDS VP
ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$31.42	$29.48	$28.01	$26.42	$25.81

Investment Activities:
Net investment income (loss)(a)	0.10	0.07	(0.08)	(0.15)	(0.13)
Net realized and unrealized gains (losses) on investments	(7.72)	1.87	1.55	1.74	0.74

Total income (loss) from investment activities	(7.62)	1.94	1.47	1.59	0.61

Distributions to Shareholders From:
Net investment income	(0.08)	—	—	—	—

Net Asset Value, End of Period	$23.72	$31.42	$29.48	$28.01	$26.42

Total Return	(24.29)%	6.58%	5.25%	6.02%	2.36%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.72%	1.76%	1.89%	1.91%
Net expenses	1.63%	1.63%	1.72%	1.89%	1.91%
Net investment income (loss)	0.35%	0.24%	(0.29)%	(0.57)%	(0.51)%

Supplemental Data:
Net assets, end of period (000’s)	$25,778	$62,724	$67,288	$57,307	$40,017
Portfolio turnover rate(b)	265%	221%	123%	310%	464%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

59

ProFund VP Technology

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. For the year ended December 31, 2008, the Fund had a total of –44.35%, compared to a return of –42.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were QUALCOMM Inc (–8.95%), Oracle Corp (–21.48%), and International Business Machines Corp (–22.15%), while the bottom three performers in this group were Apple Computer Inc (–56.91%), Google Inc Class A (–55.51%), and Microsoft Corp (–45.39%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Technology	1/22/2001	–44.35%	–7.06%	–12.08%	1.72%	1.63%

Dow Jones U.S. Technology Index	1/22/2001	–42.87%	–5.21%	–9.93%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

60

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	12.4%
International Business Machines Corp.	9.3%
Cisco Systems, Inc.	7.7%
Hewlett-Packard Co.	7.2%
Intel Corp.	6.6%

Dow Jones U.S. Technology Index - Composition
% of Index

Technology Hardware and Equipment	54%
Software and Computer Services	46%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2008

Common Stocks (97.7%)
	Shares	Value

3Com Corp.* (Telecommunications)	2,394	$5,458
ACI Worldwide, Inc.* (Software)	266	4,229
Actel Corp.* (Semiconductors)	266	3,118
Adaptec, Inc.* (Telecommunications)	532	1,756
ADC Telecommunications, Inc.* (Telecommunications)	532	2,910
Adobe Systems, Inc.* (Software)	2,926	62,295
ADTRAN, Inc. (Telecommunications)	266	3,958
Advanced Micro Devices, Inc.* (Semiconductors)	3,192	6,895
Akamai Technologies, Inc.* (Internet)	1,064	16,056
Altera Corp. (Semiconductors)	1,596	26,669
Amdocs, Ltd.ADR* (Telecommunications)	1,064	19,461
American Tower Corp.* (Telecommunications)	2,128	62,393
Amkor Technology, Inc.* (Semiconductors)	532	1,160
Analog Devices, Inc. (Semiconductors)	1,596	30,356
ANSYS, Inc.* (Software)	532	14,837
Apple Computer, Inc.* (Computers)	5,054	431,359
Applied Materials, Inc. (Semiconductors)	7,448	75,448
Applied Micro Circuits Corp.* (Semiconductors)	266	1,045
Ariba, Inc.* (Internet)	532	3,836
Arris Group, Inc.* (Telecommunications)	798	6,344
Atheros Communications* (Telecommunications)	266	3,806
Atmel Corp.* (Semiconductors)	2,660	8,326
Autodesk, Inc.* (Software)	1,330	26,135
Avocent Corp.* (Internet)	266	4,764
BMC Software, Inc.* (Software)	1,064	28,632
Brightpoint, Inc.* (Distribution/Wholesale)	266	1,157
Broadcom Corp.—Class A* (Semiconductors)	2,394	40,626
Brocade Communications Systems, Inc.* (Computers)	2,128	5,958
Brooks Automation, Inc.* (Semiconductors)	266	1,545
CA, Inc. (Software)	2,394	44,361
CACI International, Inc.—Class A* (Computers)	266	11,994
Cadence Design Systems, Inc.* (Computers)	1,330	4,868
Cerner Corp.* (Software)	266	10,228
Check Point Software Technologies, Ltd.ADR* (Internet)	1,064	20,205
Ciena Corp.* (Telecommunications)	532	3,564
Cirrus Logic, Inc.* (Semiconductors)	266	713
Cisco Systems, Inc.* (Telecommunications)	33,250	541,975
Citrix Systems, Inc.* (Software)	1,064	25,078
Cognizant Technology Solutions Corp.* (Computers)	1,596	28,824
Computer Sciences Corp.* (Computers)	798	28,042
Compuware Corp.* (Software)	1,330	8,978
Comtech Telecommunications Corp.* (Telecommunications)	266	12,188
Concur Technologies, Inc.* (Software)	266	8,730
Corning, Inc. (Telecommunications)	8,778	83,654
Cree Research, Inc.* (Semiconductors)	532	8,443
Crown Castle International Corp.* (Telecommunications)	1,330	23,381
CSG Systems International, Inc.* (Software)	266	4,647
Cymer, Inc.* (Electronics)	266	5,828
Cypress Semiconductor Corp.* (Semiconductors)	798	3,567
Dell, Inc.* (Computers)	9,842	100,782
Diebold, Inc. (Computers)	266	7,472
Digital River, Inc.* (Internet)	266	6,597
DST Systems, Inc.* (Computers)	266	10,103
Dycom Industries, Inc.* (Engineering & Construction)	266	2,187
EarthLink, Inc.* (Internet)	532	3,596
Echostar Holding Corp.* (Telecommunications)	266	3,955
Electronics for Imaging, Inc.* (Computers)	266	2,543
EMC Corp.* (Computers)	11,438	119,756
Emulex Corp.* (Semiconductors)	532	3,713
Entegris, Inc.* (Semiconductors)	532	1,165
Equinix, Inc.* (Internet)	266	14,149
Exar Corp.* (Semiconductors)	266	1,774
Extreme Networks, Inc.* (Telecommunications)	532	1,245
F5 Networks, Inc.* (Internet)	532	12,162
Fair Isaac Corp. (Software)	266	4,485
Fairchild Semiconductor International, Inc.* (Semiconductors)	798	3,902
Finisar Corp.* (Telecommunications)	2,394	910
FormFactor, Inc.* (Semiconductors)	266	3,884
Gartner Group, Inc.* (Commercial Services)	266	4,743
Google, Inc.—Class A* (Internet)	1,030	316,880
Harmonic, Inc.* (Telecommunications)	532	2,985
Harris Corp. (Telecommunications)	798	30,364
Hewlett-Packard Co. (Computers)	13,832	501,963
IAC/InterActiveCorp* (Internet)	266	4,184
Imation Corp. (Computers)	266	3,610
Informatica Corp.* (Software)	532	7,304
Infospace, Inc. (Internet)	266	2,008
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	798	10,685
Insight Enterprises, Inc.* (Retail)	266	1,835
Integrated Device Technology, Inc.* (Semiconductors)	1,064	5,969
Intel Corp. (Semiconductors)	31,388	460,148

See accompanying notes to the financial statements.

61

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2008

Common Stocks, continued
	Shares	Value

InterDigital, Inc.* (Telecommunications)	266	$7,315
Intermec, Inc.* (Machinery-Diversified)	266	3,532
International Business Machines Corp. (Computers)	7,714	649,210
International Rectifier Corp.* (Semiconductors)	532	7,182
Intersil Corp.—Class A (Semiconductors)	798	7,334
Interwoven, Inc.* (Internet)	266	3,352
Intuit, Inc.* (Software)	1,596	37,969
j2 Global Communications, Inc.* (Internet)	266	5,331
JDA Software Group, Inc.* (Software)	266	3,493
JDS Uniphase Corp.* (Telecommunications)	1,330	4,855
Juniper Networks, Inc.* (Telecommunications)	2,926	51,234
KLA-Tencor Corp. (Semiconductors)	1,064	23,185
Kulicke & Soffa Industries, Inc.* (Semiconductors)	266	452
Lam Research Corp.* (Semiconductors)	798	16,981
Lattice Semiconductor Corp.* (Semiconductors)	532	803
Lexmark International, Inc.—Class A* (Computers)	532	14,311
Linear Technology Corp. (Semiconductors)	1,064	23,536
LSI Logic Corp.* (Semiconductors)	3,724	12,252
Macrovision Solutions Corp.* (Entertainment)	532	6,730
Marvell Technology Group, Ltd.ADR* (Semiconductors)	2,660	17,742
Maxim Integrated Products, Inc. (Semiconductors)	1,862	21,264
McAfee, Inc.* (Internet)	798	27,587
MEMC Electronic Materials, Inc.* (Semiconductors)	1,330	18,992
Mentor Graphics Corp.* (Computers)	532	2,750
Micrel, Inc. (Semiconductors)	266	1,944
Microchip Technology, Inc. (Semiconductors)	1,064	20,780
Micron Technology, Inc.* (Semiconductors)	4,256	11,236
Micros Systems, Inc.* (Computers)	532	8,682
Microsemi Corp.* (Semiconductors)	532	6,724
Microsoft Corp. (Software)	44,688	868,735
Motorola, Inc. (Telecommunications)	11,970	53,027
National Semiconductor Corp. (Semiconductors)	1,330	13,393
NCR Corp.* (Computers)	798	11,284
NetApp, Inc.* (Computers)	1,862	26,012
Novell, Inc.* (Software)	1,862	7,243
Novellus Systems, Inc.* (Semiconductors)	532	6,565
Nuance Communications, Inc.* (Software)	1,064	11,023
NVIDIA Corp.* (Semiconductors)	3,192	25,759
Omniture, Inc.* (Commercial Services)	532	5,660
OmniVision Technologies, Inc.* (Semiconductors)	266	1,397
ON Semiconductor Corp.* (Semiconductors)	2,394	8,140
Oracle Corp.* (Software)	18,078	320,523
Palm, Inc.* (Computers)	532	1,633
Parametric Technology Corp.* (Software)	532	6,730
Perot Systems Corp.—Class A* (Computers)	532	7,272
Pitney Bowes, Inc. (Office/Business Equipment)	1,064	27,111
Plantronics, Inc. (Telecommunications)	266	3,511
PMC-Sierra, Inc.* (Semiconductors)	1,330	6,464
Polycom, Inc.* (Telecommunications)	532	7,187
Progress Software Corp.* (Software)	266	5,123
QLogic Corp.* (Semiconductors)	798	10,725
Qualcomm, Inc. (Telecommunications)	9,310	333,577
Quest Software, Inc.* (Software)	532	6,698
Rambus, Inc.* (Semiconductors)	532	8,469
Red Hat, Inc.* (Software)	1,064	14,066
RF Micro Devices, Inc.* (Telecommunications)	1,330	1,037
S1 Corp.* (Internet)	266	2,099
SAIC, Inc.* (Commercial Services)	1,064	20,727
Salesforce.com, Inc.* (Software)	532	17,029
SanDisk Corp.* (Computers)	1,330	12,768
SAVVIS, Inc.* (Telecommunications)	266	1,833
SBA Communications Corp.—Class A* (Telecommunications)	532	8,682
Seagate TechnologyADR (Computers)	2,660	11,784
Semtech Corp.* (Semiconductors)	266	2,998
Silicon Image, Inc.* (Semiconductors)	532	2,234
Silicon Laboratories, Inc.* (Semiconductors)	266	6,591
Skyworks Solutions, Inc.* (Semiconductors)	798	4,421
Solera Holdings, Inc.* (Software)	266	6,411
SONICWALL, Inc.* (Internet)	266	1,059
Sonus Networks, Inc.* (Telecommunications)	1,596	2,522
SRA International, Inc.—Class A* (Computers)	266	4,589
Sun Microsystems, Inc.* (Computers)	4,256	16,258
Sybase, Inc.* (Software)	532	13,178
Sycamore Networks, Inc.* (Telecommunications)	1,064	2,862
Symantec Corp.* (Internet)	4,788	64,734
Synopsys, Inc.* (Computers)	798	14,779
Tech Data Corp.* (Distribution/Wholesale)	266	4,745
Tekelec* (Telecommunications)	266	3,548
Tellabs, Inc.* (Telecommunications)	2,128	8,767
Teradata Corp.* (Computers)	1,064	15,779
Teradyne, Inc.* (Semiconductors)	1,064	4,490
Tessera Technologies, Inc.* (Semiconductors)	266	3,160
Texas Instruments, Inc. (Semiconductors)	7,182	111,465
Tibco Software, Inc.* (Internet)	1,064	5,522
TriQuint Semiconductor, Inc.* (Semiconductors)	798	2,745
Unisys Corp.* (Computers)	1,862	1,583
United Online, Inc. (Internet)	532	3,229
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	532	9,640
VeriFone Holdings, Inc.* (Software)	532	2,607
VeriSign, Inc.* (Internet)	1,064	20,301
VMware, Inc.—Class A* (Software)	266	6,302
Websense, Inc.* (Internet)	266	3,982
Western Digital Corp.* (Computers)	1,330	15,229
Wind River Systems, Inc.* (Software)	532	4,804
Xerox Corp. (Office/Business Equipment)	4,788	38,160
Xilinx, Inc. (Semiconductors)	1,596	28,441
Yahoo!, Inc.* (Internet)	7,182	87,620
Zoran Corp.* (Semiconductors)	266	1,817

TOTAL COMMON STOCKS
(Cost $4,929,159)		6,853,474

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $3,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	$3,000	3,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $6,000 (Collateralized by $6,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $6,309)	6,000	6,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $8,000 (Collateralized by $8,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $8,412)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,000)		17,000

TOTAL INVESTMENT SECURITIES
(Cost $4,946,159)—97.9%		6,870,474
Net other assets (liabilities)—2.1%		146,194

NET ASSETS—100.0%		$7,016,668

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

62

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2008

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Commercial Services	0.5%
Computers	29.4%
Distribution/Wholesale	0.2%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	0.1%
Internet	9.0%
Machinery-Diversified	0.1%
Office/Business Equipment	0.9%
Retail	NM
Semiconductors	16.2%
Software	22.6%
Telecommunications	18.6%
Other**	2.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

63

PROFUNDS VP
ProFund VP Technology

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$4,946,159

Securities, at value	6,853,474
Repurchase agreements, at value	17,000

Total Investment Securities, at value	6,870,474
Cash	708
Dividends and interest receivable	3,546
Receivable for capital shares issued	4,262
Receivable for investments sold	163,214
Prepaid expenses	27

Total Assets	7,042,231

Liabilities:
Payable for capital shares redeemed	5,362
Advisory fees payable	2,510
Management services fees payable	335
Administration fees payable	261
Administrative services fees payable	1,985
Distribution fees payable	2,826
Trustee fees payable	33
Transfer agency fees payable	1,299
Fund accounting fees payable	552
Compliance services fees payable	159
Other accrued expenses	10,241

Total Liabilities	25,563

Net Assets	$7,016,668

Net Assets consist of:
Capital	$19,523,745
Accumulated net realized gains (losses) on investments	(14,431,392)
Net unrealized appreciation (depreciation) on investments	1,924,315

Net Assets	$7,016,668

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	745,744

Net Asset Value (offering and redemption price per share)	$9.41

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$115,708
Interest	564

Total Investment Income	116,272

Expenses:
Advisory fees	107,735
Management services fees	17,281
Administration fees	5,039
Transfer agency fees	6,633
Administrative services fees	37,216
Distribution fees	35,912
Custody fees	15,064
Fund accounting fees	9,861
Trustee fees	245
Compliance services fees	427
Other fees	15,157

Total Gross Expenses before reductions	250,570
Less Expenses reduced by the Advisor	(16,426)

Total Net Expenses	234,144

Net Investment Income (Loss)	(117,872)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(377,016)
Change in net unrealized appreciation/depreciation on investments	(7,552,863)

Net Realized and Unrealized Gains (Losses) on Investments	(7,929,879)

Change in Net Assets Resulting from Operations	$(8,047,751)

See accompanying notes to the financial statements.

64

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(117,872)	$(234,770)
Net realized gains (losses) on investments	(377,016)	(359,571)
Change in net unrealized appreciation/depreciation on investments	(7,552,863)	2,516,752

Change in net assets resulting from operations	(8,047,751)	1,922,411

Capital Transactions:
Proceeds from shares issued	38,277,448	99,995,160
Value of shares redeemed	(58,657,808)	(84,990,018)

Change in net assets resulting from capital transactions	(20,380,360)	15,005,142

Change in net assets	(28,428,111)	16,927,553
Net Assets:
Beginning of period	35,444,779	18,517,226

End of period	$7,016,668	$35,444,779

Share Transactions:
Issued	2,718,154	6,146,733
Redeemed	(4,068,404)	(5,304,134)

Change in shares	(1,350,250)	842,599

See accompanying notes to the financial statements.

65

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$16.91	$14.77	$14.91	$15.30	$15.56

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.16)	(0.16)	(0.19)	0.06
Net realized and unrealized gains (losses) on investments	(7.39)	2.30	1.27	0.40	(0.14)

Total income (loss) from investment activities	(7.50)	2.14	1.11	0.21	(0.08)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.05)	—
Net realized gains on investments	—	—	(1.25)	(0.55)	(0.18)

Total distributions	—	—	(1.25)	(0.60)	(0.18)

Net Asset Value, End of Period	$9.41	$16.91	$14.77	$14.91	$15.30

Total Return	(44.35)%	14.41%	8.07%	1.22%	(0.43)%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.72%	1.78%	1.89%	1.87%
Net expenses	1.63%	1.63%	1.68%	1.89%	1.87%
Net investment income (loss)	(0.82)%	(1.01)%	(1.07)%	(1.29)%	0.40%

Supplemental Data:
Net assets, end of period (000’s)	$7,017	$35,445	$18,517	$19,716	$24,476
Portfolio turnover rate(b)	238%	332%	254%	381%	497%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

66

ProFund VP U.S. Government Plus

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to 125% the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2008, the Fund had a total return of 49.73% compared to a total return of 41.81%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2008 the most recent Long Bond issued carried a maturity date of May 15, 2038 and a 4.50% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 41.81% for the twelve months ended December 31, 2008 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.46% on 12/31/07 to 2.68% on 12/31/08. The bond’s total return of 41.81% for the period consisted of 4.27% derived from the yield of the bond and 37.57% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the long bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net
ProFund VP U.S. Government Plus	5/1/2002	49.73%	13.17%	11.89%	1.43%	1.33%

30-year U.S. Treasury Bond	5/1/2002	41.81%	12.69%	11.92%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	25.00%	9.82%	9.75%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

67

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008
Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to 125% the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	4%
Swap Agreements	83%
U.S. Treasury Obligations	42%

Total Exposure	129%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	December 31, 2008

U.S. Treasury Obligations (42.2%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.50%, 5/15/38(a)	$38,800,000	$52,943,813

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,998,804)		52,943,813

Repurchase Agreements (61.9%)

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,775,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $15,855,977)	15,541,000	15,541,000

Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,076,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $15,852,695)	15,541,000	15,541,000

HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,359,000 of various U.S. Government Agency Obligations, 3.38%–5.63%, 6/24/11–9/18/17, market value $15,856,739)	15,541,000	15,541,000

UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,539,009 (Collateralized by $15,685,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $15,854,088)	15,539,000	15,539,000

UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,852,304 of various U.S. Government Agency Obligations, 0.05%‡–0.51%‡, 4/7/09–6/25/09, market value $15,886,083)	15,541,000	15,541,000

TOTAL REPURCHASE AGREEMENTS
(Cost $77,703,000)	$77,703,000

TOTAL INVESTMENT SECURITIES
(Cost $117,701,804)—104.1%	130,646,813
Net other assets (liabilities)—(4.1)%	(5,163,083)

NET ASSETS—100.0%	$125,483,730

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $10,700,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
(a)	As of December 31, 2008, this investment was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 42.2% of net assets.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/31/09 (Underlying notional amount at value $4,717,500)	34	$320,216

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 5/15/38) terminating on 1/26/09	$104,113,734	$(1,931,464)

See accompanying notes to the financial statements.

68

PROFUNDS VP
ProFund VP U.S. Government Plus

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$117,701,804

Securities, at value	52,943,813
Repurchase agreements, at value	77,703,000

Total Investment Securities, at value	130,646,813
Cash	751
Segregated cash balances with brokers for futures contracts	302,392
Interest receivable	226,712
Receivable for capital shares issued	27,065
Prepaid expenses	176

Total Assets	131,203,909

Liabilities:
Payable for capital shares redeemed	3,393,298
Unrealized loss on swap agreements	1,931,464
Variation margin on futures contracts	214,977
Advisory fees payable	12,376
Management services fees payable	2,475
Administration fees payable	4,585
Administrative services fees payable	37,669
Distribution fees payable	31,596
Trustee fees payable	586
Transfer agency fees payable	18,339
Fund accounting fees payable	9,901
Compliance services fees payable	2,856
Other accrued expenses	60,057

Total Liabilities	5,720,179

Net Assets	$125,483,730

Net Assets consist of:
Capital	$87,217,131
Accumulated net investment income (loss)	(34)
Accumulated net realized gains (losses) on investments	26,932,872
Net unrealized appreciation (depreciation) on investments	11,333,761

Net Assets	$125,483,730

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,655,212

Net Asset Value (offering and redemption price per share)	$47.26

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$2,775,043

Expenses:
Advisory fees	455,944
Management services fees	108,583
Administration fees	31,939
Transfer agency fees	44,221
Administrative services fees	294,522
Distribution fees	227,972
Custody fees	6,638
Fund accounting fees	59,357
Trustee fees	1,665
Compliance services fees	3,141
Other fees	90,647

Total Gross Expenses before reductions	1,324,629
Less Expenses reduced by the Advisor	(111,818)

Total Net Expenses	1,212,811

Net Investment Income (Loss)	1,562,232

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,348,750
Net realized gains (losses) on futures contracts	850,197
Net realized gains (losses) on swap agreements	23,096,124
Change in net unrealized appreciation/depreciation on investments	8,225,015

Net Realized and Unrealized Gains (Losses) on Investments	39,520,086

Change in Net Assets Resulting from Operations	$41,082,318

See accompanying notes to the financial statements.

69

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$1,562,232	$2,456,146
Net realized gains (losses) on investments	31,295,071	2,089,784
Change in net unrealized appreciation/depreciation on investments	8,225,015	2,555,477

Change in net assets resulting from operations	41,082,318	7,101,407

Distributions to Shareholders From:
Net investment income	(1,562,266)	(2,456,146)

Change in net assets resulting from distributions	(1,562,266)	(2,456,146)

Capital Transactions:
Proceeds from shares issued	503,988,232	385,266,785
Dividends reinvested	1,562,266	2,456,146
Value of shares redeemed	(514,292,134)	(330,921,391)

Change in net assets resulting from capital transactions	(8,741,636)	56,801,540

Change in net assets	30,778,416	61,446,801
Net Assets:
Beginning of period	94,705,314	33,258,513

End of period	$125,483,730	$94,705,314

Accumulated net investment income (loss)	$(34)	$—

Share Transactions:
Issued	15,537,994	12,775,191
Reinvested	46,500	81,415
Redeemed	(15,879,501)	(11,007,629)

Change in shares	(295,007)	1,848,977

See accompanying notes to the financial statements.

70

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$32.10	$30.20	$32.75	$30.74	$28.66

Investment Activities:
Net investment income (loss)(a)	0.58	1.06	1.04	0.75	0.25
Net realized and unrealized gains (losses) on investments	15.15	1.91	(2.55)	2.01	2.09

Total income (loss) from investment activities	15.73	2.97	(1.51)	2.76	2.34

Distributions to Shareholders From:
Net investment income	(0.57)	(1.07)	(1.04)	(0.75)	(0.25)
Return of capital	—	—	—	—	(0.01)

Total distributions	(0.57)	(1.07)	(1.04)	(0.75)	(0.26)

Net Asset Value, End of Period	$47.26	$32.10	$30.20	$32.75	$30.74

Total Return	49.73%	10.12%	(4.52)%	9.01%	8.18%

Ratios to Average Net Assets:
Gross expenses	1.45%	1.43%	1.42%	1.59%	1.61%
Net expenses	1.33%	1.33%	1.38%	1.59%	1.61%
Net investment income (loss)	1.71%	3.55%	3.45%	2.32%	0.86%

Supplemental Data:
Net assets, end of period (000’s)	$125,484	$94,705	$33,259	$91,463	$43,605
Portfolio turnover rate(b)	464%	474%	1,308%	1,660%	1,258%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

71

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to 125% the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2008, the Fund had a total return of –37.97%, compared to a total return of 41.81%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2008 the most recent Long Bond issued carried a maturity date of May 15, 2038 and a 4.50% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 41.81% for the twelve months ended December 31, 2008 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.46% on 12/31/07 to 2.68% on 12/31/08. The bond’s total return of 41.81% for the period consisted of 4.27% derived from the yield of the bond and 37.57% derived from the price change of the bond. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Rising Rates Opportunity	5/1/2002	–37.97%	–11.87%	–12.41%	1.63%	1.63%

30-year U.S. Treasury Bond	5/1/2002	41.81%	12.69%	11.92%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	25.00%	9.82%	9.75%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
72

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to 125% the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”)

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(17)%
Swap Agreements	(113)%
Options	NM

Total Exposure	(130)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2008

Repurchase Agreements (91.9%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,830,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $6,865,060)	$6,724,000	$6,724,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,524,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $6,860,108)	6,724,000	6,724,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $5,788,000 of various U.S. Government Agency Obligations, 5.13%–5.50%, 9/10/10–8/23/17, market value $6,858,987)	6,724,000	6,724,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,722,004 (Collateralized by $6,790,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $6,863,198)	6,722,000	6,722,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $6,724,004 (Collateralized by $6,858,480 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $6,859,368)	6,724,000	6,724,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,618,000)		33,618,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 202, expiring 5/22/09	150	1,821

TOTAL OPTIONS PURCHASED
(Cost $2,728)		1,821

TOTAL INVESTMENT SECURITIES
(Cost $33,620,728)—91.9%		33,619,821
Net other assets (liabilities)—8.1%		2,969,938

NET ASSETS—100.0%		$36,589,759

†
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $4,000,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/31/09 (Underlying notional amount at value $6,105,000)	44	$47,296

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 5/15/38) terminating on 1/26/09	$(41,618,203)	$546,735

See accompanying notes to the financial statements.
73

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$33,620,728

Securities, at value	1,821
Repurchase agreements, at value	33,618,000

Total Investment Securities, at value	33,619,821
Cash	972
Segregated cash balances with brokers for futures contracts	109,641
Interest receivable	9
Unrealized gain on swap agreements	546,735
Receivable for capital shares issued	2,354,854
Variation margin on futures contracts	71,676
Prepaid expenses	122

Total Assets	36,703,830

Liabilities:
Payable for capital shares redeemed	7,064
Advisory fees payable	6,992
Management services fees payable	932
Administration fees payable	1,376
Administrative services fees payable	18,646
Distribution fees payable	18,931
Trustee fees payable	173
Transfer agency fees payable	8,137
Fund accounting fees payable	2,898
Compliance services fees payable	836
Other accrued expenses	48,086

Total Liabilities	114,071

Net Assets	$36,589,759

Net Assets consist of:
Capital	$113,757,291
Accumulated net investment income (loss)	291,473
Accumulated net realized gains (losses) on investments	(78,052,129)
Net unrealized appreciation (depreciation) on investments	593,124

Net Assets	$36,589,759

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,366,335

Net Asset Value (offering and redemption price per share)	$10.87

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$1,371,852

Expenses:
Advisory fees	497,412
Management services fees	78,332
Administration fees	23,952
Transfer agency fees	32,136
Administrative services fees	190,163
Distribution fees	165,804
Custody fees	6,900
Fund accounting fees	43,158
Trustee fees	1,112
Compliance services fees	904
Other fees	74,969

Total Gross Expenses before reductions	1,114,842
Less Expenses reduced by the Advisor	(34,463)

Total Net Expenses	1,080,379

Net Investment Income (Loss)	291,473

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(7,707)
Net realized gains (losses) on futures contracts	(1,471,384)
Net realized gains (losses) on swap agreements	(25,686,065)
Change in net unrealized appreciation/depreciation on investments	3,373,447

Net Realized and Unrealized Gains (Losses) on Investments	(23,791,709)

Change in Net Assets Resulting from Operations	$(23,500,236)

See accompanying notes to the financial statements.
74

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$291,473	$3,641,751
Net realized gains (losses) on investments	(27,165,156)	(5,184,829)
Change in net unrealized appreciation/depreciation on investments	3,373,447	(4,891,691)

Change in net assets resulting from operations	(23,500,236)	(6,434,769)

Distributions to Shareholders From:
Net investment income	(3,641,751)	(5,128,357)

Change in net assets resulting from distributions	(3,641,751)	(5,128,357)

Capital Transactions:
Proceeds from shares issued	236,195,897	401,479,561
Dividends reinvested	3,641,751	5,128,357
Value of shares redeemed	(251,146,625)	(450,898,460)

Change in net assets resulting from capital transactions	(11,308,977)	(44,290,542)

Change in net assets	(38,450,964)	(55,853,668)
Net Assets:
Beginning of period	75,040,723	130,894,391

End of period	$36,589,759	$75,040,723

Accumulated net investment income (loss)	$291,473	$3,641,751

Share Transactions:
Issued	13,703,100	19,209,769
Reinvested	225,356	261,118
Redeemed	(14,612,839)	(21,742,716)

Change in shares	(684,383)	(2,271,829)

See accompanying notes to the financial statements.
75

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$18.53	$20.70	$19.13	$20.78	$23.32

Investment Activities:
Net investment income (loss)(a)	0.08	0.72	0.70	0.27	(0.10)
Net realized and unrealized gains (losses) on investments	(6.82)	(1.72)	1.26	(1.92)	(2.44)

Total income (loss) from investment activities	(6.74)	(1.00)	1.96	(1.65)	(2.54)

Distributions to Shareholders From:
Net investment income	(0.92)	(1.17)	(0.39)	—	—

Net Asset Value, End of Period	$10.87	$18.53	$20.70	$19.13	$20.78

Total Return	(37.97)%	(5.20)%	10.15%	(7.89)%	(10.89)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.63%	1.64%	1.73%	1.75%
Net expenses	1.63%	1.58%	1.61%	1.73%	1.75%
Net investment income (loss)	0.44%	3.47%	3.31%	1.36%	(0.45)%

Supplemental Data:
Net assets, end of period (000’s)	$36,590	$75,041	$130,894	$139,379	$179,638
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
76

PROFUNDS VP

Notes to Financial Statements
December 31, 2008

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

Effective January 1, 2008, the ProFunds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid

77

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2008, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

78

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of December 31, 2008 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus

79

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

80

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 anaylsis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the year ended December 31, 2008.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFunds’ VP financial statements and related disclosures.

3.	Investment Valuation Summary

The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of December 31, 2008 for each ProFund VP based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP Large-Cap Value	$33,132,395	$—	$—	$18,000	$—	$33,150,395	$—
ProFund VP Large-Cap Growth	23,773,225	—	—	—	—	23,773,225	—
ProFund VP Small-Cap Value	18,939,456	—	—	186,000	—	19,125,456	—
ProFund VP Small-Cap Growth	25,433,883	—	—	—	—	25,433,883	—
ProFund VP Asia 30	56,782,723	—	—	760,000	—	57,542,723	—
ProFund VP Europe 30	31,025,147	—	—	101,000	—	31,126,147	—
ProFund VP Financials	22,474,686	—	—	—	—	22,474,686	—
ProFund VP Health Care	25,664,808	—	—	37,000	—	25,701,808	—
ProFund VP Technology	6,853,474	—	—	17,000	—	6,870,474	—

81

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP U.S. Government Plus	$52,943,813	$320,216	$—	$77,703,000	$(1,931,464)	$130,646,813	$(1,611,248)
ProFund VP Rising Rates Opportunity	—	47,296	1,821	33,618,000	546,735	33,619,821	594,031

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. Prior to February 29, 2008, the Distributor received an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts for providing the distribution entity and infrastructure related platform. During the period from January 1, 2008 to February 28, 2008, the Distributor was paid its annual fee from fees already accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. Prior to May 1, 2008, for these services, each ProFund VP paid the Advisor a fee at the annual rate of 0.15% of its average daily net assets. Effective May 1, 2008, for these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting,$3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $138,000 ($276,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended December 31, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

82

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets.

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.33% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	Total

ProFund VP Large-Cap Value	$—	$44,503	$70,309	$114,812
ProFund VP Large-Cap Growth	—	14,945	71,345	86,290
ProFund VP Small-Cap Value	4,722	64,946	58,039	127,707
ProFund VP Small-Cap Growth	—	26,807	54,133	80,940
ProFund VP Asia 30	—	—	39,171	39,171
ProFund VP Europe 30	—	—	30,892	30,892
ProFund VP Financials	17,543	35,692	39,322	92,557
ProFund VP Health Care	—	21,944	35,630	57,574
ProFund VP Technology	12,383	10,184	13,510	36,077
ProFund VP U.S. Government Plus	—	36,984	94,426	131,410
ProFund VP Rising Rates Opportunity	—	—	22,454	22,454

For the year ended December 31, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Large-Cap Value	$8,983
ProFund VP Large-Cap Growth	11,234
ProFund VP Small-Cap Value	4,466
ProFund VP Small-Cap Growth	5,618
ProFund VP Asia 30	25,955
ProFund VP Europe 30	13,967
ProFund VP Financials	3,966
ProFund VP Health Care	6,072
ProFund VP Technology	2,916
ProFund VP U.S. Government Plus	17,392
ProFund VP Rising Rates Opportunity	12,009

83

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2008 were as follows:

	Purchases	Sales

ProFund VP Large-Cap Value	$136,554,473	$152,365,674
ProFund VP Large-Cap Growth	141,262,504	172,061,796
ProFund VP Small-Cap Value	143,367,817	139,324,713
ProFund VP Small-Cap Growth	148,865,971	148,368,261
ProFund VP Asia 30	212,680,591	330,520,375
ProFund VP Europe 30	113,779,533	177,617,630
ProFund VP Financials	127,000,493	110,219,423
ProFund VP Health Care	87,875,786	114,514,247
ProFund VP Technology	35,832,567	56,106,391

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2008 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$175,266,117	$170,941,804

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

84

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP Large Cap Value	$—	$—	$—	$—	$—	$4,655,898	$4,655,898
ProFund VP Large Cap Growth	—	—	—	—	—	9,201,902	9,201,902
ProFund VP Small Cap Value	—	—	—	—	—	8,197,734	8,197,734
ProFund VP Financials	—	—	—	—	—	6,088,474	6,088,474
ProFund VP Health Care	96,603	545,130	231,706	—	—	3,312,213	4,185,652
ProFund VP Technology	—	—	—	635,501	—	2,121,700	2,757,201
ProFund VP Rising Rates Opportunity	—	21,517,216	22,965,205	—	5,366,257	27,138,192	76,986,870

As of the tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP Europe 30	$4,576,404	$5,807,241	$3,450,241	$3,425,937	$—	$17,259,823
ProFund VP Financials	—	578,912	945,462	—	—	1,524,374
ProFund VP Health Care	—	1,584,064	680,216	—	—	2,264,280
ProFund VP Technology	1,006,389	2,609,011	186,109	3,182,798	1,074,176	8,058,483
ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	—	1,018,870

85

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Large-Cap Value	$2,268,224	$5,323,273	$7,591,497
ProFund VP Large-Cap Growth	922,666	92,786	1,015,452
ProFund VP Small-Cap Value	—	3,171,170	3,171,170
ProFund VP Small-Cap Growth	—	633,201	633,201
ProFund VP Asia 30	8,396,296	2,024,237	10,420,533
ProFund VP Europe 30	3,563,363	6,878,092	10,441,455
ProFund VP Financials	353,453	—	353,453
ProFund VP Health Care	130,707	—	130,707
ProFund VP U.S. Government Plus	1,693,910	—	1,693,910
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751

The tax character of dividends paid to shareholders during the tax year ended December 31, 2007 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Large-Cap Value	$4,939,708	$777,088	$5,716,796
ProFund VP Large-Cap Growth	1,062,067	343,823	1,405,890
ProFund VP Small-Cap Value	2,612,774	3,076,187	5,688,961
ProFund VP Asia 30	138,700	—	138,700
ProFund VP Europe 30	2,790,426	1,137,286	3,927,712
ProFund VP Financials	349,425	—	349,425
ProFund VP U.S. Government Plus	2,350,006	—	2,350,006
ProFund VP Rising Rates Opportunity	5,128,357	—	5,128,357

As of the tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Large-Cap Value	$728,606	$—	$—	$(4,655,898)	$(13,776,514)	$(17,703,806)
ProFund VP Large-Cap Growth	—	—	—	(9,201,902)	(4,641,339)	(13,843,241)
ProFund VP Small-Cap Value	81,880	—	—	(8,197,734)	(7,877,840)	(15,993,694)
ProFund VP Small-Cap Growth	—	1,017,559	—	—	(7,136,665)	(6,119,106)
ProFund VP Asia 30	869,798	11,623,304	—	—	(1,787,458)	10,705,644
ProFund VP Europe 30	1,427,460	—	—	(17,259,823)	(8,351,964)	(24,184,327)
ProFund VP Financials	487,543	—	—	(7,612,848)	(11,943,341)	(19,068,646)
ProFund VP Health Care	110,530	—	—	(6,449,932)	(973,141)	(7,312,543)
ProFund VP Technology	—	—	—	(10,815,684)	(1,691,393)	(12,507,077)
ProFund VP U.S. Government Plus	27,008,669	704,433	(108,727)	—	10,662,224	38,266,599
ProFund VP Rising Rates Opportunity	291,473	—	—	(78,005,740)	546,735	(77,167,532)

86

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

At December 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Large-Cap Value	$46,926,909	$2,862,907	$(16,639,421)	$(13,776,514)
ProFund VP Large-Cap Growth	28,414,564	3,262,770	(7,904,109)	(4,641,339)
ProFund VP Small-Cap Value	27,003,296	3,241,212	(11,119,052)	(7,877,840)
ProFund VP Small-Cap Growth	32,570,548	4,973,449	(12,110,114)	(7,136,665)
ProFund VP Asia 30	59,330,181	17,409,389	(19,196,847)	(1,787,458)
ProFund VP Europe 30	39,478,111	6,053,734	(14,405,698)	(8,351,964)
ProFund VP Financials	34,418,027	2,320,328	(14,263,669)	(11,943,341)
ProFund VP Health Care	26,674,949	5,804,397	(6,777,538)	(973,141)
ProFund VP Technology	8,561,867	2,264,691	(3,956,084)	(1,691,393)
ProFund VP U.S. Government Plus	118,053,125	12,945,009	(351,321)	12,593,688
ProFund VP Rising Rates Opportunity	33,620,728	—	—	—

87

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (eleven of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2008, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2009

88

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2008, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Large-Cap Value	100.00%
ProFund VP Large-Cap Growth	100.00%
ProFund VP Asia 30	0.10%
ProFund VP Europe 30	7.72%
ProFund VP Financials	100.00%
ProFund VP Health Care	100.00%

For the fiscal year ended December 31, 2008, the amount of long-term capital gain desginated by the Funds was as follows:
Long-Term
Capital Gain

ProFund VP Large-Cap Value	$5,323,273
ProFund VP Large-Cap Growth	92,786
ProFund VP Small-Cap Value	3,171,170
ProFund VP Small-Cap Growth	633,201
ProFund VP Asia 30	2,024,237
ProFund VP Europe 30	6,878,092

89

PROFUNDS VP

Board Approval of Investment Advisory Agreements (unaudited)

At a meeting held on September 15, 2008, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) with respect to each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; and (ix) information regarding trade allocation and best execution. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreements with those under other investment advisory contracts; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the investment performance of the Funds and the Advisor; (v) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment Advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

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PROFUNDS VP

Board Approval of Investment Advisory Agreements (continued) (unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee, if any. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2008. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2008. The Board further reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board considered certain non-advisory services provided to the Funds by the Advisor under a separate Management Services Agreement. The Board also considered indirect, or “fall-out” benefits that both the Advisor and ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, derived from their relationship to the Funds. In addition, the Board considered the payments by the Funds of Rule 12b-1 fees to financial institutions or securities industry professionals, including PDI.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it intends to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

91

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2008 and held for the entire period from July 1, 2008 through December 31, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Large-Cap Value	$1,000.00	$715.60	$7.03	1.63%
ProFund VP Large-Cap Growth	1,000.00	707.70	7.00	1.63%
ProFund VP Small-Cap Value	1,000.00	767.20	7.24	1.63%
ProFund VP Small-Cap Growth	1,000.00	703.80	6.98	1.63%
ProFund VP Asia 30	1,000.00	617.90	6.63	1.63%
ProFund VP Europe 30	1,000.00	612.40	6.61	1.63%
ProFund VP Financials	1,000.00	678.60	6.88	1.63%
ProFund VP Health Care	1,000.00	868.50	7.66	1.63%
ProFund VP Technology	1,000.00	646.30	6.75	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,494.10	8.28	1.32%
ProFund VP Rising Rates Opportunity	1,000.00	631.50	6.77	1.65%

*    Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

92

PROFUNDS VP

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Large-Cap Value	$1,000.00	$1,016.94	$8.26	1.63%
ProFund VP Large-Cap Growth	1,000.00	1,016.94	8.26	1.63%
ProFund VP Small-Cap Value	1,000.00	1,016.94	8.26	1.63%
ProFund VP Small-Cap Growth	1,000.00	1,016.94	8.26	1.63%
ProFund VP Asia 30	1,000.00	1,016.94	8.26	1.63%
ProFund VP Europe 30	1,000.00	1,016.94	8.26	1.63%
ProFund VP Financials	1,000.00	1,016.94	8.26	1.63%
ProFund VP Health Care	1,000.00	1,016.94	8.26	1.63%
ProFund VP Technology	1,000.00	1,016.94	8.26	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,018.50	6.70	1.32%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.84	8.36	1.65%

*    Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

93

PROFUNDS VP

Trustees and Officers (unaudited)

Number of
		Term of		Portfolios* in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997 to	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		present	Managing Director	Trust (3);
Suite 1000			(May 2007 to present);	ProShares
Bethesda, MD 20814			Directorship	Trust (64)
Birth Date: 7/57			Search Group,
Inc. (Executive
Recruitment):
President (May
2004 to May 2007);
Managing Director
(March 1993 to April
2004).

Michael C. Wachs	Trustee	Indefinite;	AMC Delancey Group,	ProFunds (112);	AMC
c/o ProFunds		October	Inc. (Real Estate	Access One	Delancey
7501 Wisconsin Avenue,		1997 to	Development):	Trust (3);	Group, Inc.
Suite 1000		present	Executive Vice	ProShares
Bethesda, MD 20814			President (January 2001	Trust (64)
Birth Date: 10/61			to present).

Interested Trustee
Michael L. Sapir**	Trustee	Indefinite;	Chairman and Chief	ProFunds (112);	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the	Access One
Suite 1000		to present	Advisor (April 1997 to	Trust (3);
Bethesda, MD 20814			present); Chief	ProShares
Birth Date: 5/58			Executive Officer of ProShare	Trust (64)
Advisors LLC (November
2005 to present) and ProShare
Capital Management LLC
(June 2008 to present).

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite;	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor (April 1997 to
Bethesda, MD 20814			present); ProShare
Birth Date: 5/58			Advisors LLC (November
2005 to present);
ProShare Captial
Management LLC
(June 2008 to present).

Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to
Birth Date: 8/62			present) and ProShare
Capital Management LLC
(June 2008 to present).

94

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance Officer of the
Suite 1000			Advisor (October 2002 to
Bethesda, MD 20814			present); Counsel and
Birth Date: 10/58			Chief Compliance
Officer, ProShare
Advisors LLC (December
2004 to present); Chief
Compliance Officer of
the Distributor (March
2008 to present).

Stephenie E. Adams		Indefinite;	Vice President
7501 Wisconsin Avenue,	Acting Secretary	September 2007 to present	Corporate Development
Suite 1000	Assistant Secretary	April 2006 to September	of the Advisor (January
Bethesda, MD 20814		2007	2007 to present); Acting
Birth Date: 4/69			Secretary of ProShare
Advisors LLC (September
2007 to present);
Assistant Vice
President of the
Advisor (December 2002
to December 2006).

Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of
100 Summer Street,		December 2008 to present	Regulatory
Suite 1500			Administration,
Boston, MA 02110			Citi Fund Services
Birth Date: 9/70			Ohio, Inc.
(September 2008 to
present); Senior
Counsel, MetLife, Inc.
(October 2004 to
September 2008).

Troy A. Sheets	Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		June 2002 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 5/71			Ohio, Inc. (April 2002
to present).

Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		March 2006 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 11/63			Ohio, Inc. (September
1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

95

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the ProFunds VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFunds®

ProFunds are distributed by ProFunds Distributiors, Inc.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/08

Not just funds, ProFunds ® Classic ProFunds VP Small-Cap Value Japan Ultra ProFund VP UltraMid-Cap Sector ProFund VP Oil & Gas

Annual Report
December 31, 2008

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Small-Cap Value
10	ProFund VP Japan
15	ProFund VP UltraMid-Cap
24	ProFund VP Oil & Gas

30	Notes to Financial Statements

39	Report of Independent Registered Public Accounting Firm

40	Additional Tax Information

41	Board Approval of Investment Advisory Agreements

43	Expense Examples

44	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds VP for the 12 months ended December 31, 2008.

Stocks hit hard across the board

The past 12 months have been extraordinary, with dramatic declines across virtually all equity market segments. U.S. large-cap stocks fell, with the S&P 500 Index® dropping 36.99%. The Russell 2000® Index, representing small-cap stocks, declined 33.80% and the S&P MidCap 400® Index dropped 36.24%. At the same time, stock market volatility reached extreme levels. The CBOE VIX, a well-known volatility index, reached an all-time high of 80.86 on November 20, 2008.

Nearly all U.S. sectors were hard hit during the period. Basic materials and financials fared worst, each dropping over 50%. Technology, real estate, industrials, and oil and gas each fell more than 35%. Telecommunications, consumer services, utilities, consumer goods and health care also saw significant declines. Only the relatively small biotechnology sector showed positive returns, posting a gain of 3.75%.

International equity indexes also suffered large declines. Developed markets outside the U.S. and Canada lost 43.38% of their value, as measured by the MSCI EAFE® Index. Emerging markets met a similar fate, dropping 48.94%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar strengthen

Investors’ increased desire for safety drove U.S. bonds higher, with the Long Bond gaining 41.81% and the 10-year Treasury adding 22.22% for the period. During the first quarter of 2008, the dollar lost 6.35% against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index. The dollar rose during the subsequent three quarters, more than offsetting the first quarter’s loss. For the full year, the dollar posted an overall gain of 5.99%.

Meeting investors’ needs in uncertain markets

In times like these, many investors are seeking ways to adjust or hedge their market exposures. We’re pleased that you have turned to ProFunds to help meet those needs, and we deeply appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman

All investment performance index figures above reflect total return performance. All sector performance figures above refer to Dow Jones Sector/Industry Indexes. The performance figures above for Treasurys refer to the Ryan Labs 30-year and 10-year indexes. You may not invest directly in an index.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as investment advice.

i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.[1] ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.[2]

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2008:[3]

•
Benchmark Performance:  The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•
The Impact of Leverage on the Funds’ Performance:  The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or greater than –100% of the daily performance of an index (i.e., the Ultra ProFunds VP, VP UltraShort Dow 30, VP UltraShort NASDAQ-100, VP U.S. Government Plus, and VP Rising Rates Opportunity) was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index (i.e. Classic ProFunds VP, VP Bear, VP Short Mid-Cap, VP Short Small Cap, VP Short Dow 30, VP Short NASDAQ-100, VP Short International, VP Short Emerging Markets and VP Falling U.S. Dollar). The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% (i.e., the Inverse ProFunds VP, VP Rising Rates Opportunity, and VP Falling U.S. Dollar) was inversely impacted by the daily performance of the Funds’ underlying indexes.

•
Compounding of Daily Returns and Volatility:  Leveraged and Inverse ProFunds VP are designed to provide either a positive or negative multiple of index performance on a daily basis (before fees and expenses). A common misconception is that the Funds also should provide 200%, –200%, –125% or –100% of index performance over longer periods, such as a week, month or year. However, Fund returns over longer periods are generally less than or greater than the returns that would result from such an expectation.

The hypothetical example below is illustrative. Fund XYZ seeks to double the daily performance of Index XYZ. On each day, Fund XYZ performs in line with its objective (200% of the index’s daily performance). You might expect that over the entire five-day period, the fund’s total return would be double that of the index, but that’s not the case. For the entire period, Index XYZ gained 5.1% while Fund XYZ gained only 9.8%.

		Index XYZ		Fund XYZ

		Level	Daily Performance	Daily Performance	Net Asset Value

	Start	100.0			$100.00
	Day 1	103.0	3.0%	6.0%	$106.00
	Day 2	99.9	–3.0%	–6.0%	$99.64
	Day 3	103.9	4.0%	8.0%	$107.61
	Day 4	101.3	–2.5%	–5.0%	$102.23
	Day 5	105.1	3.7%	7.4%	$109.80

	Total Return		5.1%	9.8%

This is due to several factors, but a significant one is index volatility and its effect on fund compounding. In general, periods of higher index volatility will cause the effect of compounding to be more pronounced, while periods of lower index volatility will produce a more muted or even positive effect.

Index volatility measures how much an index’s value fluctuates, in either direction, over time. A higher volatility means that the index has experienced more dramatic changes in value. A lower volatility means that the index has changed at a steadier pace.

[1]	Other than ProFund VP Money Market.
[2]
A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance does not guarantee future results.
[4]
Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

ii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

To demonstrate this point, in the example above let’s compare Fund XYZ from the previous example to the less volatile (and also hypothetical) Fund ABC, designed to double (200%) the daily performance of Index ABC. At left, the steady uptrend of Index ABC led to a compounding effect (magnified gains upon gains) in Fund ABC that more than doubled the index’s return (10.4% vs. 5.1%). At right, the more volatile Index XYZ led to magnified fund gains and losses, producing less than 200% (9.8% vs. 5.1%). (Remember, you can’t invest directly in an index, and hypothetical fund performance does not reflect fund fees and expenses.)

In the end, the Funds are designed to accomplish their objectives on a daily basis. As a result, you shouldn’t expect the Funds to provide 200%, –200%, –125% or –100% of index performance over longer periods. If you’re interested in more details about the Funds’ longer-term performance, please see the description of correlation risk in the Funds’ prospectus. In addition the Funds’ statement of additional information, contains a deeper discussion of the factors that affect the Funds’ longer-term performance, including three tables that estimate one-year fund performance based on index behavior.

•
Cost of Obtaining Leverage and Inverse Exposure:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•
Equity Dividends and Bond Yields:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

Market Conditions Affecting Benchmark and Fund Performance - All ProFunds VP

General Factors Affecting Benchmark and Fund Performance

Below we review general economic factors and market events, as well as index performance, for the entire year of 2008.

Economy

The U.S. economy faced many challenges over the course of the year and the financial markets were under considerable stress. The housing market contraction and the deteriorating performance of subprime mortgages led to a global credit crisis. Consumer confidence dropped significantly and the unemployment rate rose to 7.2% in December. Gross Domestic Product (GDP) growth declined, going from a growth rate of 0.9% for the first quarter of 2008 to a decrease of –0.5% in the third quarter 2008.

The continued decline of the U.S. housing market triggered rising rates of default and foreclosures. Those companies holding portfolios of difficult to value mortgage backed securities (residential and commercial) were forced to take significant write-downs which affected their own creditworthiness. Much of the depreciating equity values within the financial sector can be attributed to the discount that investors were placing on the mortgage related holdings of these companies. The risk of not knowing the true breadth of the quality and size of these loan portfolios has caused a dramatic sell off in the financial sector. A reassessment of credit risk throughout all asset classes caused credit spreads to widen which made it more difficult and expensive for individuals and small business to borrow and for the latter to expand operations.

iii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Consequently, in March the Federal Reserve intervened to help facilitate the bailout of Bear Stearns, the nation’s fifth largest investment bank. In September the U.S. Treasury Department placed both Fannie Mae and Freddie Mac under the control of a conservatorship, a measure similar to Chapter 11 bankruptcy reorganization, and Lehman Brothers Holdings filed for bankruptcy.

To help mitigate the impact of these factors on economic activity, the Federal Reserve deployed a range of policy tools. Most notably, the Federal Open Market Committee reduced its target for the federal funds rate by more than 400 basis points to an all time low of between 0% and 0.25% by year end. The government also passed the Economic Stimulus Act of 2008 which provided mainly tax rebates and tax incentives in the order of $152 billion.

With the accelerating financial market crises in 2008, investors increasingly sought the perceived safety of Treasury bills, money market funds, and other ultra-secure government-related paper. The yield on the 10-year Treasury note declined to 2.25% from 4.03%, while the yield on the 30-year bond dropped to 2.67% from 4.46%. This demand for dollar denominated US Government Treasury securities sent the dollar higher verses every currency in the US Dollar Index except the Japanese Yen. The crisis of confidence in the global financial system caused the unwind of the Yen carry trade leaving the Yen to finish at historic highs verses the dollar.

The dramatic rise of energy prices and commodities over the first half of 2008 drove the Consumer Price Index (CPI) to an all time high in July to 219.96. 5.6% higher than the year before. On Jan. 2, the first trading day of the year, crude-oil futures touched $100/barrel and peaked in July at $147/barrel. Demand then weakened for most commodities as the financial crisis spread and tipped many world economies into recession. In December the CPI was back to 0.1% and crude-oil futures were at $44.60/barrel.

Index Performance5

For the one year period ending December 31, 2008, the U.S. equity market posted negative returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index, was down –36.99% for the period, its worst annual percentage decline since 1937. The S&P MidCap 400 Index declined –36.24%, the Dow Jones Industrial Average declined –31.92%, the Russell 2000 Index declined –33.80%, and the NASDAQ-100 declined –41.57% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Biotechnology had a positive performance in 2008, posting a return of +3.75%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Pharmaceuticals (–18.15%), Health Care (–22.80%), Consumer Goods (–25.69%), and Precious Metals (–28.84%). Sectors substantially underperforming the broad market were Basic Materials (–50.82%), Financials (–50.40%), Semiconductor (–49.15%), and Banks (–45.15%). The remainder of the sectors posted less dramatic returns. Outperforming the S&P 500 were Utilities (–30.25%), Consumer Services (–30.82%), Telecommunications (–32.93%), and Oil & Gas (–35.77%). Underperforming the S&P 500 were Internet (–43.77%), Technology (–42.87%), Real Estate (–40.07%), and Industrial (–39.55%). Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced negative returns. Based on these indices, SmallCap performed relatively better than MidCap and LargeCap this year: SmallCap Growth –32.84% and SmallCap Value –29.50% verses MidCap Growth –37.58%, MidCap Value –34.79%, S&P 500 Growth –34.91%, and S&P 500 Value –39.19%.

International equity markets were not immune to the global credit crisis. In Asia, Japan’s Nikkei 225 Index was down -26.47% in U.S. Dollar terms (–41.11% in yen terms). The ProFunds Asia 30 Index fell –51.24%. Emerging Markets posted a loss; The Bank of New York Mellon’s Emerging Market 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was down –48.94%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., lost –43.38%, assuming net dividends reinvestment. The ProFund Europe 30 Index was down –44.87%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +41.81. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up 5.99% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

iv

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year 2008 was 41.16%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Consumer Goods Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return	Volatility

Dow Jones U.S. Banks Index	–45.15%	78.80%
Dow Jones U.S. Real Estate Index	–40.07%	77.05%
Dow Jones Precious Metals Index	–28.84%	75.43%
Dow Jones U.S. Financials Index	–50.40%	68.73%
Bank of New York Mellon Emerging Markets 50 ADR Index	–48.94%	64.19%
ProFunds Asia 30 Index	–51.24%	60.89%
Dow Jones U.S. Basic Materials Index	–50.82%	59.29%
Dow Jones U.S. Oil & Gas Index	–35.77%	59.27%
Dow Jones U.S. Semiconductors Index	–49.15%	47.92%
Russell 2000 Index	–33.80%	46.75%
S&P SmallCap 600/Citigroup Value Index	–29.50%	46.66%
Dow Jones Composite Internet Index	–43.77%	46.49%
ProFunds Europe 30 Index	–44.87%	46.20%
Nikkei 225 Stock Average[6]	–26.47%	46.05%
S&P MidCap 400/ Citigroup Value Index	–34.79%	44.88%
Dow Jones U.S. Telecommunications Index	–32.93%	44.71%
S&P 500/Citigroup Value Index	–39.19%	44.45%
S&P MidCap 400 Index	–36.24%	43.39%
NASDAQ–100 Index	–41.57%	42.41%
S&P MidCap 400/Citigroup Growth Index	–37.58%	42.37%
Dow Jones U.S. Technology Index	–42.87%	41.20%
S&P 500 Index	–36.99%	41.16%
Dow Jones U.S. Industrials Index	–39.55%	41.09%
S&P SmallCap 600/Citigroup Growth Index	–32.84%	40.95%
Dow Jones U.S. Consumer Services Index	–30.82%	39.58%
S&P 500/Citigroup Growth Index	–34.91%	39.38%
Dow Jones U.S. Utilities Index	–30.25%	38.06%
Dow Jones Industrial Average	–31.92%	37.91%
MSCI EAFE Index	–43.38%	36.49%
Dow Jones U.S. Biotechnology Index	3.75%	33.92%
Dow Jones U.S. Pharmaceuticals Index	–18.15%	31.52%
Dow Jones U.S. Health Care Index	–22.80%	31.02%
Dow Jones U.S. Consumer Goods Index	–25.69%	30.13%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 4.49% at the beginning of the year, dropping to 0.39% at the end of the period. Each Ultra ProFund VP essentially pays one-times this rate plus a spread, while each Short, Inverse VP, and UltraShort ProFunds VP essentially receives two and three-time this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).
[6]	U.S. Dollar terms

v

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.1 For the year ended December 31, 2008, the Fund had a total return of –30.68%, compared to a total return of –29.50%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted Index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were UMB Financial Corp (+28.10%), New Jersey Resources Corp (+18.00%), and Emcor Group (–5.08%), while the bottom three performers in this group were Lennox International Inc (–22.04%), Senior Housing Properties Trust (–20.99%), and AMERIGROUP Corp (–19.01%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net
ProFund VP Small-Cap Value	5/1/2002	—30.68%	—1.16%	—1.39%	1.76%	1.63%

S&P SmallCap 600/Citigroup Value Index[4]	5/1/2002	—29.50%	0.95%	1.35%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
1

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Atmos Energy Corp.	1.3%
Senior Housing Properties Trust	1.2%
New Jersey Resources Corp.	1.0%
Owens & Minor, Inc.	0.9%
AMERIGROUP Corp.	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	31%
Industrial	20%
Consumer Non-Cyclical	14%
Consumer Cyclical	12%
Utilities	10%
Technology	6%
Basic Materials	3%
Communications	3%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks (100.4%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,448	$2,838
A.H. Belo Corp.—Class A (Media)	1,991	4,340
Aaron Rents, Inc. (Commercial Services)	1,991	53,000
ABM Industries, Inc. (Commercial Services)	5,068	96,545
Acadia Realty Trust (REIT)	3,620	51,657
Actel Corp.* (Semiconductors)	1,810	21,213
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,172	75,824
Adaptec, Inc.* (Telecommunications)	13,937	45,992
Administaff, Inc. (Commercial Services)	2,534	54,836
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,801	37,820
Agilysys, Inc. (Computers)	2,534	10,871
Albany International Corp.—Class A (Machinery-Diversified)	3,077	39,386
ALLETE, Inc. (Electric)	3,077	99,295
Alliance One International, Inc.* (Agriculture)	10,136	29,800
AMCOL International Corp. (Mining)	905	18,960
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,344	39,053
American States Water Co. (Water)	1,991	65,663
AMERIGROUP Corp.* (Healthcare-Services)	5,973	176,323
AMN Healthcare Services, Inc.* (Commercial Services)	1,267	10,719
Analogic Corp. (Electronics)	1,448	39,501
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,991	5,495
Anixter International, Inc.* (Telecommunications)	1,448	43,614
Apogee Enterprises, Inc. (Building Materials)	3,258	33,753
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,163	78,764
Applied Signal Technology, Inc. (Telecommunications)	543	9,741
Arbitron, Inc. (Commercial Services)	1,629	21,633
Arch Chemicals, Inc. (Chemicals)	2,896	75,499
Arctic Cat, Inc. (Leisure Time)	1,448	6,936
Arkansas Best Corp. (Transportation)	2,896	87,199
ArQule, Inc.* (Biotechnology)	2,172	9,166
Arris Group, Inc.* (Telecommunications)	5,068	40,291
ATC Technology Corp.* (Auto Parts & Equipment)	1,448	21,184
Atmos Energy Corp. (Gas)	10,498	248,803
Atwood Oceanics, Inc.* (Oil & Gas)	2,715	41,485
Audiovox Corp.—Class A* (Telecommunications)	2,172	10,882
Avid Technology, Inc.* (Software)	3,439	37,519
Avista Corp. (Electric)	6,154	119,264
Axcelis Technologies, Inc.* (Semiconductors)	11,765	6,000
Baldor Electric Co. (Hand/Machine Tools)	5,249	93,695
Bank Mutual Corp. (Banks)	5,430	62,662
BankAtlantic Bancorp, Inc.,—Class A (Savings & Loans)	905	5,249
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,887	70,861
Bassett Furniture Industries, Inc. (Home Furnishings)	1,267	4,244
Belden, Inc. (Electrical Components & Equipment)	5,249	109,599
Benchmark Electronics, Inc.* (Electronics)	3,439	43,916
Big 5 Sporting Goods Corp. (Retail)	2,534	13,202
BioMed Realty Trust, Inc. (REIT)	9,231	108,187
Black Box Corp. (Telecommunications)	1,991	52,005
Blue Coat Systems, Inc.* (Internet)	2,715	22,806
Blue Nile, Inc.* (Internet)	724	17,731
Boston Private Financial Holdings, Inc. (Banks)	7,240	49,522
Bowne & Co., Inc. (Commercial Services)	3,077	18,093
Brady Corp.—Class A (Electronics)	2,353	56,354
Briggs & Stratton Corp. (Machinery-Diversified)	5,611	98,697
Brightpoint, Inc.* (Distribution/Wholesale)	5,792	25,195
Bristow Group, Inc.* (Transportation)	1,810	48,490
Brookline Bancorp, Inc. (Savings & Loans)	6,697	71,323
Brooks Automation, Inc.* (Semiconductors)	3,801	22,084
Brown Shoe Co., Inc. (Retail)	4,887	41,393
Brunswick Corp. (Leisure Time)	9,955	41,911
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,344	15,812
Buffalo Wild Wings, Inc.* (Retail)	1,267	32,499
C&D Technologies, Inc.* (Electrical Components & Equipment)	3,077	9,631
Cabela’s, Inc.* (Retail)	4,525	26,381
Cabot Microelectronics Corp.* (Chemicals)	1,267	33,031
Cal-Maine Foods, Inc. (Food)	724	20,779
Calgon Carbon Corp.* (Environmental Control)	3,982	61,163
California Pizza Kitchen, Inc.* (Retail)	1,448	15,523
Cambrex Corp.* (Biotechnology)	1,086	5,017
Cascade Corp. (Machinery-Diversified)	362	10,809
Casey’s General Stores, Inc. (Retail)	2,353	53,578
Cash America International, Inc. (Retail)	1,448	39,603

See accompanying notes to the financial statements.
2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Catapult Communications Corp.* (Computers)	543	$3,567
CDI Corp. (Commercial Services)	1,448	18,737
Cedar Shopping Centers, Inc. (REIT)	5,068	35,881
Centene Corp.* (Healthcare-Services)	4,887	96,323
Central Garden & Pet Co.—Class A* (Household Products/Wares)	8,145	48,055
Central Pacific Financial Corp. (Banks)	3,258	32,710
Central Vermont Public Service Corp. (Electric)	1,267	30,231
Century Aluminum Co.* (Mining)	4,163	41,630
CH Energy Group, Inc. (Electric)	1,810	93,016
Champion Enterprises, Inc.* (Home Builders)	8,869	4,967
Charlotte Russe Holding, Inc.* (Retail)	2,353	15,271
Checkpoint Systems, Inc.* (Electronics)	4,344	42,745
Christopher & Banks Corp. (Retail)	3,982	22,299
Ciber, Inc.* (Computers)	6,154	29,601
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,086	29,865
CKE Restaurants, Inc. (Retail)	2,534	21,995
Clarcor, Inc. (Miscellaneous Manufacturing)	2,715	90,084
Clearwater Paper Corp.* (Forest Products & Paper)	543	4,556
Cleco Corp. (Electric)	6,878	157,025
Cognex Corp. (Machinery-Diversified)	2,353	34,824
Cohu, Inc. (Semiconductors)	1,086	13,195
Colonial Properties Trust (REIT)	5,430	45,232
Columbia Banking System, Inc. (Banks)	1,991	23,753
Community Bank System, Inc. (Banks)	3,801	92,706
CONMED Corp.* (Healthcare-Products)	1,991	47,664
Consolidated Graphics, Inc.* (Commercial Services)	1,267	28,685
Cooper Cos., Inc. (Healthcare-Products)	2,534	41,558
Corus Bankshares, Inc. (Banks)	3,620	4,018
CorVel Corp.* (Commercial Services)	362	7,957
Cross Country Healthcare, Inc.* (Commercial Services)	3,439	30,229
CryoLife, Inc.* (Biotechnology)	2,353	22,848
CSG Systems International, Inc.* (Software)	1,991	34,783
CTS Corp. (Electronics)	3,801	20,943
Cubic Corp. (Electronics)	905	24,616
Cyberonics, Inc.* (Healthcare-Products)	1,810	29,992
Cypress Semiconductor Corp.* (Semiconductors)	16,471	73,625
Datascope Corp. (Healthcare-Products)	1,448	75,643
Delphi Financial Group, Inc.—Class A (Insurance)	4,706	86,779
DiamondRock Hospitality Co. (REIT)	10,317	52,307
Digi International, Inc.* (Software)	1,086	8,807
Dime Community Bancshares, Inc. (Savings & Loans)	3,077	40,924
DineEquity, Inc. (Retail)	1,810	20,924
DSP Group, Inc.* (Semiconductors)	3,077	24,677
E.W. Scripps Co. (Media)	3,258	7,200
EastGroup Properties, Inc. (REIT)	2,896	103,040
Eclipsys Corp.* (Software)	3,982	56,505
El Paso Electric Co.* (Electric)	3,077	55,663
EMCOR Group, Inc.* (Engineering & Construction)	7,421	166,453
EMS Technologies, Inc.* (Telecommunications)	1,267	32,777
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,353	50,684
Entertainment Properties Trust (REIT)	3,801	113,270
Enzo Biochem, Inc.* (Biotechnology)	2,715	13,276
Esterline Technologies Corp.* (Aerospace/Defense)	1,810	68,581
Ethan Allen Interiors, Inc. (Home Furnishings)	3,258	46,817
Exar Corp.* (Semiconductors)	2,896	19,316
Extra Space Storage, Inc. (REIT)	9,774	100,868
FairPoint Communications, Inc. (Telecommunications)	10,136	33,246
FEI Co.* (Electronics)	2,715	51,205
Financial Federal Corp. (Diversified Financial Services)	2,896	67,390
First BanCorp (Banks)	3,982	44,359
First Commonwealth Financial Corp. (Banks)	8,326	103,076
First Financial Bancorp (Banks)	3,620	44,852
First Financial Bankshares, Inc. (Banks)	1,267	69,951
First Midwest Bancorp, Inc. (Banks)	5,611	112,052
Flagstar Bancorp, Inc.* (Savings & Loans)	6,697	4,755
Forestar Group, Inc.* (Real Estate)	4,163	39,632
Forrester Research, Inc.* (Commercial Services)	724	20,424
Franklin Street Properties Corp. (REIT)	5,792	85,432
Fred’s, Inc. (Retail)	4,525	48,689
Frontier Financial Corp. (Banks)	5,430	23,675
Fuller (H.B.) Co. (Chemicals)	5,611	90,393
G & K Services, Inc. (Textiles)	2,172	43,918
GenCorp, Inc.* (Aerospace/Defense)	5,611	20,648
General Communication, Inc.—Class A* (Telecommunications)	2,896	23,429
Genesco, Inc. (Retail)	1,086	18,375
Gentiva Health Services, Inc.* (Healthcare-Services)	1,810	52,961
Georgia Gulf Corp. (Chemicals)	3,439	3,680
Gerber Scientific, Inc.* (Machinery-Diversified)	2,715	13,874
Gevity HR, Inc. (Commercial Services)	2,896	4,373
Gibraltar Industries, Inc. (Iron/Steel)	3,077	36,739
Glacier Bancorp, Inc. (Banks)	3,077	58,524
Greatbatch, Inc.* (Electrical Components & Equipment)	1,448	38,314
Griffon Corp.* (Miscellaneous Manufacturing)	5,611	52,351
Group 1 Automotive, Inc. (Retail)	2,715	29,241
Guaranty Financial Group, Inc.* (Savings & Loans)	12,489	32,596
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,629	23,474
Haemonetics Corp.* (Healthcare-Products)	1,448	81,812
Hancock Holding Co. (Banks)	1,267	57,598
Hanmi Financial Corp. (Banks)	2,353	4,847
Harmonic, Inc.* (Telecommunications)	10,860	60,925
Haverty Furniture Cos., Inc. (Retail)	2,172	20,265
Healthcare Services Group, Inc. (Commercial Services)	2,534	40,367
HealthSpring, Inc.* (Healthcare-Services)	2,534	50,604
Heidrick & Struggles International, Inc. (Commercial Services)	543	11,696
Hillenbrand, Inc. (Commercial Services)	7,059	117,744
HMS Holdings Corp.* (Commercial Services)	1,448	45,641
Holly Corp. (Oil & Gas)	1,086	19,798
Home Bancshares, Inc. (Banks)	543	14,634
Home Properties, Inc. (REIT)	3,620	146,972
Hot Topic, Inc.* (Retail)	1,991	18,457
Hub Group, Inc.—Class A* (Transportation)	1,991	52,821
Hutchinson Technology, Inc.* (Computers)	2,534	8,818
Iconix Brand Group, Inc.* (Apparel)	3,258	31,863
Independent Bank Corp. (Banks)	2,172	4,691
Independent Bank Corp. (Banks)	1,086	28,410
Infinity Property & Casualty Corp. (Insurance)	905	42,291
Informatica Corp.* (Software)	5,973	82,009
Inland Real Estate Corp. (REIT)	6,516	84,578
Insight Enterprises, Inc.* (Retail)	5,249	36,218
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,991	39,203
Interface, Inc.—Class A (Office Furnishings)	6,335	29,394
Intermec, Inc.* (Machinery-Diversified)	3,258	43,266
Interval Leisure Group, Inc.* (Leisure Time)	2,172	11,707
Interwoven, Inc.* (Internet)	3,801	47,893
Invacare Corp. (Healthcare-Products)	3,620	56,182
Investment Technology Group, Inc.* (Diversified Financial Services)	2,172	49,348
Irwin Financial Corp.* (Banks)	2,172	2,802
Itron, Inc.* (Electronics)	1,991	126,906
J & J Snack Foods Corp. (Food)	905	32,471
Jack in the Box, Inc.* (Retail)	2,353	51,978
See accompanying notes to the financial statements.
3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,448	$29,872
JDA Software Group, Inc.* (Software)	3,077	40,401
Jo-Ann Stores, Inc.* (Retail)	2,896	44,859
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,077	25,139
Kaman Corp. (Aerospace/Defense)	2,896	52,504
Kaydon Corp. (Metal Fabricate/Hardware)	1,629	55,956
Keithley Instruments, Inc. (Electronics)	1,629	5,946
Kendle International, Inc.* (Commercial Services)	543	13,966
Kensey Nash Corp.* (Healthcare-Products)	724	14,053
Kilroy Realty Corp. (REIT)	3,801	127,181
Kirby Corp.* (Transportation)	2,353	64,378
Kite Realty Group Trust (REIT)	3,801	21,134
Kopin Corp.* (Semiconductors)	5,068	10,339
La-Z-Boy, Inc. (Home Furnishings)	5,792	12,569
LaBranche & Co., Inc.* (Diversified Financial Services)	3,982	19,074
Laclede Group, Inc. (Gas)	1,086	50,868
Lance, Inc. (Food)	3,620	83,043
Landauer, Inc. (Commercial Services)	362	26,535
Landry’s Restaurants, Inc. (Retail)	1,448	16,797
LaSalle Hotel Properties (REIT)	2,172	24,001
Lawson Products, Inc. (Metal Fabricate/Hardware)	543	12,408
Lennox International, Inc. (Building Materials)	5,430	175,335
Lexington Corporate Properties Trust (REIT)	8,326	41,630
Lindsay Manufacturing Co. (Machinery-Diversified)	543	17,262
Lithia Motors, Inc.—Class A (Retail)	1,810	5,901
Littelfuse, Inc.* (Electrical Components & Equipment)	1,086	18,028
Live Nation, Inc.* (Commercial Services)	8,869	50,908
Liz Claiborne, Inc. (Apparel)	10,860	28,236
LoJack Corp.* (Electronics)	724	2,983
LTC Properties, Inc. (REIT)	2,715	55,060
Lydall, Inc.* (Miscellaneous Manufacturing)	1,991	11,448
M/I Schottenstein Homes, Inc. (Home Builders)	1,629	17,170
MagneTek, Inc.* (Electrical Components & Equipment)	3,439	8,254
Manhattan Associates, Inc.* (Computers)	1,267	20,031
Marcus Corp. (Lodging)	2,353	38,189
MarineMax, Inc.* (Retail)	2,172	7,363
Matrix Service Co.* (Oil & Gas Services)	2,896	22,212
MAXIMUS, Inc. (Commercial Services)	2,172	76,259
MedCath Corp.* (Healthcare-Services)	2,172	22,676
Medical Properties Trust, Inc. (REIT)	3,439	21,700
Mentor Corp. (Healthcare-Products)	1,629	50,385
Mercury Computer Systems, Inc.* (Computers)	2,534	15,990
Merit Medical Systems, Inc.* (Healthcare-Products)	1,448	25,963
Methode Electronics, Inc. (Electronics)	4,344	29,279
Microsemi Corp.* (Semiconductors)	4,887	61,772
Mid-America Apartment Communities, Inc. (REIT)	3,258	121,067
Midas, Inc.* (Commercial Services)	1,629	17,088
Mobile Mini, Inc.* (Storage/Warehousing)	1,810	26,100
Moog, Inc.—Class A* (Aerospace/Defense)	2,353	86,049
Movado Group, Inc. (Retail)	1,991	18,695
MTS Systems Corp. (Computers)	905	24,109
Multimedia Games, Inc.* (Leisure Time)	2,715	6,462
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	543	14,639
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,258	26,064
Nash Finch Co. (Food)	1,448	65,001
National Financial Partners (Diversified Financial Services)	4,525	13,756
National Penn Bancshares, Inc. (Banks)	9,231	133,942
National Presto Industries, Inc. (Housewares)	543	41,811
National Retail Properties, Inc. (REIT)	8,869	152,458
NCI Building Systems, Inc.* (Building Materials)	2,172	35,404
Neenah Paper, Inc. (Forest Products & Paper)	1,629	14,400
Network Equipment Technologies, Inc.* (Telecommunications)	3,439	9,904
New Jersey Resources Corp. (Gas)	4,887	192,303
NewMarket Corp. (Chemicals)	362	12,637
Newport Corp.* (Electronics)	4,163	28,225
Northwest Natural Gas Co. (Gas)	3,077	136,096
Novatel Wireless, Inc.* (Telecommunications)	3,439	15,957
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,629	17,919
O’Charley’s, Inc. (Retail)	2,353	4,706
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,991	18,417
OfficeMax, Inc. (Retail)	8,688	66,376
Old National Bancorp (Banks)	7,602	138,052
Olympic Steel, Inc. (Iron/Steel)	362	7,374
OM Group, Inc.* (Chemicals)	3,439	72,597
Omnicell, Inc.* (Software)	1,629	19,890
On Assignment, Inc.* (Commercial Services)	4,163	23,604
Osteotech, Inc.* (Healthcare-Products)	1,991	3,365
Owens & Minor, Inc. (Distribution/Wholesale)	4,706	177,181
Oxford Industries, Inc. (Apparel)	1,629	14,286
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,353	31,554
PAREXEL International Corp.* (Commercial Services)	3,620	35,150
Parkway Properties, Inc. (REIT)	1,810	32,580
PC-Tel, Inc. (Internet)	1,267	8,324
Peet’s Coffee & Tea, Inc.* (Beverages)	724	16,833
Penford Corp. (Chemicals)	1,267	12,822
Pennsylvania REIT (REIT)	4,525	33,711
Perry Ellis International, Inc.* (Apparel)	1,267	8,033
PharMerica Corp.* (Pharmaceuticals)	1,629	25,526
Phase Forward, Inc.* (Software)	3,258	40,790
Phoenix Technologies, Ltd.* (Software)	2,534	8,869
Piedmont Natural Gas Co., Inc. (Gas)	4,525	143,307
Pinnacle Entertainment, Inc.* (Entertainment)	3,258	25,021
Piper Jaffray* (Diversified Financial Services)	1,810	71,966
Polaris Industries, Inc. (Leisure Time)	1,448	41,485
PolyOne Corp.* (Chemicals)	10,498	33,069
Post Properties, Inc. (REIT)	5,068	83,622
Presidential Life Corp. (Insurance)	2,534	25,061
ProAssurance Corp.* (Insurance)	1,629	85,979
Progress Software Corp.* (Software)	2,172	41,833
Prosperity Bancshares, Inc. (Banks)	2,353	69,625
Provident Bankshares Corp. (Banks)	3,801	36,718
PS Business Parks, Inc. (REIT)	1,629	72,751
PSS World Medical, Inc.* (Healthcare-Products)	3,258	61,316
Quaker Chemical Corp. (Chemicals)	1,267	20,842
Quanex Building Products Corp. (Building Materials)	4,344	40,703
Quiksilver, Inc.* (Apparel)	14,480	26,643
Radiant Systems, Inc.* (Computers)	1,267	4,270
RadiSys Corp.* (Computers)	2,534	14,013
RC2 Corp.* (Toys/Games/Hobbies)	1,086	11,588
Red Robin Gourmet Burgers, Inc.* (Retail)	1,810	30,462
Regal-Beloit Corp. (Hand/Machine Tools)	1,629	61,886
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,163	76,433
RehabCare Group, Inc.* (Healthcare-Services)	1,991	30,184
Res-Care, Inc.* (Healthcare-Services)	1,448	21,749
Rewards Network, Inc.* (Commercial Services)	3,077	7,969
RLI Corp. (Insurance)	905	55,350
Robbins & Myers, Inc. (Machinery-Diversified)	3,982	64,389
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,344	148,478
Rogers Corp.* (Electronics)	905	25,132
RTI International Metals, Inc.* (Mining)	1,267	18,131
Ruby Tuesday, Inc.* (Retail)	5,973	9,318
Rudolph Technologies, Inc.* (Semiconductors)	3,439	12,140

See accompanying notes to the financial statements.
4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Russ Berrie and Co., Inc.*
(Household Products/Wares)	1,991	$5,913
S&T Bancorp, Inc. (Banks)	1,991	70,680
Safety Insurance Group, Inc. (Insurance)	1,810	68,889
Sanderson Farms, Inc. (Food)	905	31,277
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,620	20,960
ScanSource, Inc.* (Distribution/Wholesale)	1,086	20,927
School Specialty, Inc.* (Retail)	1,810	34,607
Schulman (A.), Inc. (Chemicals)	2,896	49,232
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,810	36,236
Selective Insurance Group, Inc. (Insurance)	3,077	70,556
Senior Housing Properties Trust (REIT)	13,032	233,533
Skechers U.S.A., Inc.—Class A* (Apparel)	3,801	48,729
Skyline Corp. (Home Builders)	724	14,473
Skyworks Solutions, Inc.* (Semiconductors)	11,403	63,173
Smith Corp. (Miscellaneous Manufacturing)	2,534	74,804
Sonic Automotive, Inc. (Retail)	3,258	12,967
Sonic Corp.* (Retail)	4,163	50,664
Sonic Solutions* (Electronics)	1,086	1,911
South Financial Group, Inc. (Banks)	8,507	36,750
South Jersey Industries, Inc. (Gas)	3,439	137,044
Southwest Gas Corp. (Gas)	5,068	127,815
Sovran Self Storage, Inc. (REIT)	2,534	91,224
Spartan Motors, Inc. (Auto Parts & Equipment)	3,801	17,979
Spherion Corp.* (Commercial Services)	5,792	12,800
SPSS, Inc.* (Software)	905	24,399
Stage Stores, Inc. (Retail)	4,344	35,838
Standard Microsystems Corp.* (Semiconductors)	1,267	20,703
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,448	5,010
Standard Pacific Corp.* (Home Builders)	10,498	18,686
Standex International Corp. (Miscellaneous Manufacturing)	1,448	28,728
StarTek, Inc.* (Commercial Services)	1,267	5,638
Stein Mart, Inc.* (Retail)	2,896	3,272
Stepan Co. (Chemicals)	905	42,526
Sterling Bancorp (Banks)	1,991	27,934
Sterling Bancshares, Inc. (Banks)	8,326	50,622
Sterling Financial Corp. (Savings & Loans)	5,973	52,562
Stewart Information Services Corp. (Insurance)	1,991	46,769
Stone Energy Corp.* (Oil & Gas)	3,982	43,882
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,448	8,645
Superior Industries International, Inc. (Auto Parts & Equipment)	2,715	28,562
Supertex, Inc.* (Semiconductors)	543	13,037
Susquehanna Bancshares, Inc. (Banks)	9,774	155,504
SWS Group, Inc. (Diversified Financial Services)	1,448	27,440
Symmetricom, Inc.* (Telecommunications)	3,077	12,154
SYNNEX Corp.* (Software)	2,172	24,609
Take-Two Interactive Software, Inc. (Software)	5,611	42,419
Taleo Corp.—Class A* (Software)	1,991	15,589
Tanger Factory Outlet Centers, Inc. (REIT)	3,620	136,184
Technitrol, Inc. (Electronics)	4,706	16,377
Tekelec* (Telecommunications)	4,525	60,363
Tetra Tech, Inc.* (Environmental Control)	4,525	109,279
Texas Industries, Inc. (Building Materials)	3,077	106,156
Texas Roadhouse, Inc.—Class A* (Retail)	2,896	22,444
The Andersons, Inc. (Agriculture)	1,991	32,812
The Buckle, Inc. (Retail)	1,448	31,595
The Cato Corp.—Class A (Retail)	3,439	51,929
The Finish Line, Inc.—Class A (Retail)	6,335	35,476
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,439	21,562
The Hain Celestial Group, Inc.* (Food)	2,353	44,919
The Men’s Wearhouse, Inc. (Retail)	5,973	80,874
The Nautilus Group, Inc.* (Leisure Time)	2,534	5,600
The Navigators Group, Inc.* (Insurance)	724	39,755
The Pep Boys-Manny, Moe & Jack (Retail)	5,068	20,931
The Standard Register Co. (Household Products/Wares)	1,448	12,931
The Steak n Shake Co.* (Retail)	3,258	19,385
Theragenics Corp.* (Pharmaceuticals)	3,801	4,447
THQ, Inc.* (Software)	7,602	31,852
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,991	12,782
Tollgrade Communications, Inc.* (Telecommunications)	1,086	5,191
Tompkins Financial Corp. (Banks)	543	31,467
Tower Group, Inc. (Insurance)	1,267	35,742
Tredegar Corp. (Miscellaneous Manufacturing)	2,172	39,487
TreeHouse Foods, Inc.* (Food)	1,810	49,304
TriQuint Semiconductor, Inc.* (Semiconductors)	16,652	57,283
Triumph Group, Inc. (Aerospace/Defense)	1,810	76,853
TrueBlue, Inc.* (Commercial Services)	2,172	20,786
TrustCo Bank Corp. NY (Banks)	8,688	82,623
Tuesday Morning Corp.* (Retail)	3,439	5,606
Tween Brands, Inc.* (Retail)	2,896	12,511
UCBH Holdings, Inc. (Banks)	5,973	41,094
UIL Holdings Corp. (Electric)	2,896	86,967
Ultratech Stepper, Inc.* (Semiconductors)	1,810	21,648
UMB Financial Corp. (Banks)	3,439	168,992
Umpqua Holdings Corp. (Banks)	6,878	99,525
UniFirst Corp. (Textiles)	905	26,869
Unisource Energy Corp. (Electric)	3,982	116,911
United Bankshares, Inc. (Banks)	4,344	144,308
United Community Banks, Inc. (Banks)	1,991	27,038
United Fire & Casualty Co. (Insurance)	2,534	78,731
United Natural Foods, Inc.* (Food)	1,810	32,254
United Stationers, Inc.* (Distribution/Wholesale)	1,448	48,493
Universal Electronics, Inc.* (Home Furnishings)	543	8,807
Universal Forest Products, Inc. (Building Materials)	1,991	53,578
Urstadt Biddle Properties—Class A (REIT)	2,353	37,483
Valmont Industries, Inc. (Metal Fabricate/Hardware)	905	55,531
Veeco Instruments, Inc.* (Semiconductors)	3,620	22,951
Vicor Corp. (Electrical Components & Equipment)	2,172	14,357
Volt Information Sciences, Inc.* (Commercial Services)	1,448	10,469
Wabash National Corp. (Auto Manufacturers)	3,439	15,475
Watsco, Inc. (Distribution/Wholesale)	3,258	125,107
Watts Water Technologies, Inc.—Class A (Electronics)	3,258	81,352
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,611	64,190
WD-40 Co. (Household Products/Wares)	905	25,602
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,267	47,855
Whitney Holding Corp. (Banks)	7,240	115,768
Winnebago Industries, Inc. (Home Builders)	1,448	8,731
Wintrust Financial Corp. (Banks)	2,715	55,848
Wolverine World Wide, Inc. (Apparel)	2,353	49,507
World Fuel Services Corp. (Retail)	1,086	40,182
Zale Corp.* (Retail)	3,620	12,055
Zenith National Insurance Corp. (Insurance)	1,810	57,142
Zep, Inc. (Chemicals)	1,267	24,466
Zoll Medical Corp.* (Healthcare-Products)	1,267	23,934

TOTAL COMMON STOCKS
(Cost $15,872,634)		18,939,456

See accompanying notes to the financial statements.
5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Repurchase Agreements (1.0%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $42,000 (Collateralized by $45,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $45,231)	$42,000	$42,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $55,000 (Collateralized by $54,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $56,782)	55,000	55,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $88,000 (Collateralized by $90,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $90,462)	88,000	88,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $186,000)		186,000

TOTAL INVESTMENT SECURITIES
(Cost $16,058,634)—101.4%		19,125,456
Net other assets (liabilities)—(1.4)%		(272,083)

NET ASSETS—100.0%		$18,853,373

*	Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Aerospace/Defense	1.7%
Agriculture	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	12.1%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	2.4%
Chemicals	2.6%
Commercial Services	4.8%
Computers	0.7%
Distribution/Wholesale	2.2%
Diversified Financial Services	1.4%
Electric	4.0%
Electrical Components & Equipment	1.3%
Electronics	3.1%
Engineering & Construction	1.1%
Entertainment	0.1%
Environmental Control	0.9%
Food	2.0%
Forest Products & Paper	1.5%
Gas	5.5%
Hand/Machine Tools	0.8%
Healthcare-Products	3.2%
Healthcare-Services	2.5%
Home Builders	0.3%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	3.7%
Internet	0.5%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	2.1%
Media	NM
Metal Fabricate/Hardware	0.9%
Mining	0.4%
Miscellaneous Manufacturing	3.0%
Office Furnishings	0.2%
Oil & Gas	0.5%
Oil & Gas Services	0.2%
Pharmaceuticals	0.4%
REIT	11.7%
Real Estate	0.2%
Retail	6.6%
Savings & Loans	1.1%
Semiconductors	2.4%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.5%
Textiles	0.3%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Water	0.3%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
6

PROFUNDS VP
ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$16,058,634

Securities, at value	18,939,456
Repurchase agreements, at value	186,000

Total Investment Securities, at value	19,125,456
Cash	62,324
Dividends and interest receivable	47,147
Receivable for capital shares issued	413
Receivable for investments sold	5,291,609
Receivable from Advisor	2,406
Prepaid expenses	43

Total Assets	24,529,398

Liabilities:
Payable for investments purchased	206,260
Payable for capital shares redeemed	5,427,404
Administration fees payable	640
Administrative services fees payable	5,698
Distribution fees payable	4,611
Trustee fees payable	82
Transfer agency fees payable	4,180
Fund accounting fees payable	1,369
Compliance services fees payable	395
Other accrued expenses	25,386

Total Liabilities	5,676,025

Net Assets	$18,853,373

Net Assets consist of:
Capital	$34,847,067
Accumulated net investment income (loss)	81,880
Accumulated net realized gains (losses) on investments	(19,142,396)
Net unrealized appreciation (depreciation) on investments	3,066,822

Net Assets	$18,853,373

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,011,871

Net Asset Value (offering and redemption price per share)	$18.63

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$558,812
Interest	1,456

Total Investment Income	560,268

Expenses:
Advisory fees	220,441
Management services fees	33,859
Administration fees	10,613
Transfer agency fees	14,322
Administrative services fees	99,319
Distribution fees	73,480
Custody fees	61,213
Fund accounting fees	22,227
Trustee fees	439
Compliance services fees	821
Other fees	29,063

Total Gross Expenses before reductions	565,797
Less Expenses reduced by the Advisor	(87,409)

Total Net Expenses	478,388

Net Investment Income (Loss)	81,880

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	(3,087,907)

Net Realized and Unrealized Gains (Losses) on Investments	(17,033,715)

Change in Net Assets Resulting from Operations.	$(16,951,835)

See accompanying notes to the financial statements.
7

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$81,880	$(106,508)
Net realized gains (losses) on investments	(13,945,808)	8,346,336
Change in net unrealized appreciation/depreciation on investments	(3,087,907)	(11,726,926)

Change in net assets resulting from operations	(16,951,835)	(3,487,098)

Distributions to Shareholders From:
Net realized gains on investments	(3,171,170)	(5,688,961)

Change in net assets resulting from distributions	(3,171,170)	(5,688,961)

Capital Transactions:
Proceeds from shares issued	146,366,487	166,087,879
Dividends reinvested	3,171,170	5,688,961
Value of shares redeemed	(142,531,268)	(233,391,118)

Change in net assets resulting from capital transactions	7,006,389	(61,614,278)

Change in net assets	(13,116,616)	(70,790,337)
Net Assets:
Beginning of period	31,969,989	102,760,326

End of period	$18,853,373	$31,969,989

Accumulated net investment income (loss)	$81,880	$—

Share Transactions:
Issued	5,903,407	4,530,924
Reinvested	123,922	187,260
Redeemed	(6,125,024)	(6,413,107)

Change in shares	(97,695)	(1,694,923)

See accompanying notes to the financial statements.
8

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$28.81	$36.64	$32.88	$33.54	$28.97

Investment Activities:
Net investment income (loss)(a)	0.07	(0.08)	(0.12)	(0.23)	(0.16)
Net realized and unrealized gains (losses) on investments	(8.41)	(2.27)	5.71	1.59	5.92

Total income (loss) from investment activities	(8.34)	(2.35)	5.59	1.36	5.76

Distributions to Shareholders From:
Net realized gains on investments	(1.84)	(5.48)	(1.83)	(2.02)	(1.19)

Net Asset Value, End of Period	$18.63	$28.81	$36.64	$32.88	$33.54

Total Return	(30.68)%	(7.22)%	17.43%	4.00%	20.12%

Ratios to Average Net Assets:
Gross expenses	1.93%	1.76%	1.79%	1.91%	1.95%
Net expenses	1.63%	1.63%	1.75%	1.91%	1.95%
Net investment income (loss)	0.28%	(0.21)%	(0.34)%	(0.69)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$18,853	$31,970	$102,760	$62,820	$179,162
Portfolio turnover rate(b)	459%	291%	436%	573%	819%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
9

ProFund VP Japan

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States.

For the year ended December 31, 2008, the Fund had a total return of –40.84%, compared to a total return of –26.47% for the Index as measured in unhedged U.S. Dollar terms, or –41.11% in local (Japanese Yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. In 2008, the Fund performed inline with the Index as measured in local (Yen) terms. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing in doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers in local (Yen) terms were Fast Retailing Co Ltd (+103.10%), KDDI Corp (–4.70%), and Secom Co Ltd (–5.99%), while the bottom three performers in this group were Canon Inc (–33.49%), Fanuc Ltd (–27.81%), and Shin-Etsu Chemical Co Ltd (–27.61%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net
ProFund VP Japan	5/1/2002	–40.84%	–2.09%	–2.67%	1.68%	1.63%

Nikkei 225 Stock Average - USD Terms	5/1/2002	–26.47%	0.75%	2.21%	N/A	N/A

Nikkei 225 Stock Average - Local (Yen) Terms	5/1/2002	–41.11%	–2.61%	–2.91%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
10

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	100%
Options	NM

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM	Holdings Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	25%
Consumer Cyclical	23%
Consumer Non-Cyclical	21%
Communications	8%
Technology	8%
Financial	7%
Basic Materials	6%
Energy	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	December 31, 2008

Repurchase Agreements (83.4%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,930,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,939,907)	$1,901,000	$1,901,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,845,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $1,940,052)	1,901,000	1,901,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,860,000 Federal Home Loan Bank, 3.38%, 6/24/11, market value $1,941,759)	1,901,000	1,901,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,898,001 (Collateralized by $1,920,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $1,940,698)	1,898,000	1,898,000
UMB, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,939,020 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $1,939,271)	1,901,000	1,901,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,502,000)		9,502,000

Options Purchased(NM)
	Contracts

Nikkei 225 Futures Put Option, exercise @ 4000, expiring 1/16/09	10	$222

TOTAL OPTIONS PURCHASED
(Cost $540)		222

TOTAL INVESTMENT SECURITIES
(Cost $9,502,540)—83.4%		9,502,222
Net other assets (liabilities)—16.6%		1,890,690

NET ASSETS—100.0%		$11,392,912

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/13/09 (Underlying notional amount at value $11,362,000)	247	$455,489

See accompanying notes to the financial statements.
11

PROFUNDS VP
ProFund VP Japan

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$9,502,540

Securities, at value	222
Repurchase agreements, at value	9,502,000

Total Investment Securities, at value	9,502,222
Cash	291
Segregated cash balances with brokers for futures contracts	1,599,793
Interest receivable	3
Receivable for capital shares issued	185,357
Variation margin on futures contracts	124,468
Prepaid expenses	26

Total Assets	11,412,160

Liabilities:
Advisory fees payable	3,315
Management services fees payable	442
Administration fees payable	365
Administrative services fees payable	2,998
Distribution fees payable	2,139
Trustee fees payable	46
Transfer agency fees payable	1,455
Fund accounting fees payable	776
Compliance services fees payable	224
Other accrued expenses	7,488

Total Liabilities	19,248

Net Assets	$11,392,912

Net Assets consist of:
Capital	$25,998,154
Accumulated net investment income (loss)	65,646
Accumulated net realized gains (losses) on investments	(15,126,059)
Net unrealized appreciation (depreciation) on investments	455,171

Net Assets	$11,392,912

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	917,857

Net Asset Value (offering and redemption price per share)	$12.41

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$299,366

Expenses:
Advisory fees	107,540
Management services fees	17,170
Administration fees	5,017
Transfer agency fees	6,642
Administrative services fees	49,639
Distribution fees	35,847
Custody fees	2,398
Fund accounting fees	8,945
Trustee fees	259
Compliance services fees	505
Other fees	12,339

Total Gross Expenses before reductions	246,301
Less Expenses reduced by the Advisor	(12,581)

Total Net Expenses	233,720

Net Investment Income (Loss)	65,646

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	453
Net realized gains (losses) on futures contracts	(9,108,372)
Change in net unrealized appreciation/depreciation on investments	1,908,094

Net Realized and Unrealized Gains (Losses) on Investments	(7,199,825)

Change in Net Assets Resulting from Operations	$(7,134,179)

See accompanying notes to the financial statements.
12

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$65,646	$1,770,821
Net realized gains (losses) on investments	(9,107,919)	(481,948)
Change in net unrealized appreciation/depreciation on investments	1,908,094	(4,596,574)

Change in net assets resulting from operations	(7,134,179)	(3,307,701)

Distributions to Shareholders From:
Net investment income	(1,770,821)	(2,406,260)

Change in net assets resulting from distributions	(1,770,821)	(2,406,260)

Capital Transactions:
Proceeds from shares issued	76,292,559	134,013,228
Dividends reinvested	1,770,821	2,406,260
Value of shares redeemed	(82,867,242)	(173,630,835)

Change in net assets resulting from capital transactions	(4,803,862)	(37,211,347)

Change in net assets	(13,708,862)	(42,925,308)
Net Assets:
Beginning of period	25,101,774	68,027,082

End of period	$11,392,912	$25,101,774

Accumulated net investment income (loss)	$65,646	$1,770,821

Share Transactions:
Issued	4,011,707	4,671,235
Reinvested	105,218	94,959
Redeemed	(4,237,209)	(6,107,463)

Change in shares	(120,284)	(1,341,269)

See accompanying notes to the financial statements.
13

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$24.18	$28.59	$39.15	$27.62	$27.84

Investment Activities:
Net investment income (loss)(a)	0.09	0.98	1.10	0.49	(0.21)
Net realized and unrealized gains (losses) on investments	(9.30)	(3.76)	1.77	11.04	2.20

Total income (loss) from investment activities	(9.21)	(2.78)	2.87	11.53	1.99

Distributions to Shareholders From:
Net investment income	(2.56)	(1.63)	(0.44)	—	—
Net realized gains on investments	—	—	(12.99)	—	(2.21)

Total distributions	(2.56)	(1.63)	(13.43)	—	(2.21)

Net Asset Value, End of Period	$12.41	$24.18	$28.59	$39.15	$27.62

Total Return	(40.84)%	(9.99)%	10.86%	41.78%	7.56%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.68%	1.73%	1.83%	1.85%
Net expenses	1.63%	1.63%	1.70%	1.83%	1.85%
Net investment income (loss)	0.46%	3.44%	3.06%	1.52%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$11,393	$25,102	$68,027	$129,155	$27,659
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
14

ProFund VP UltraMid-Cap

The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to 200% the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2008, the Fund had a total return of -67.48%, compared to a total return of -36.24%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Vertex Pharmaceuticals Inc (+30.78%), WR Berkley Corp (+3.99%), and Church & Dwight Co Inc (+3.79%), while the bottom three performers in this group were New York Community Bancorp (-31.97%), Martine Marietta Materials (-26.79%), and Everest Re Group Ltd (-24.16%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraMid-Cap	5/1/2002	–67.48%	–10.51%	–8.24%	1.69%	1.63%

S&P MidCap 400 Index	5/1/2002	–36.24%	–0.09%	1.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

15

PROFUNDS VP ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses that correspond to 200% the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	71%
Futures Contracts	44%
Swap Agreements	86%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Vertex Pharmaceuticals, Inc.	0.5%
Health Care REIT, Inc.	0.5%
Everest Re Group, Ltd.	0.5%
W.R. Berkley Corp.	0.5%
New York Community Bancorp	0.5%

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	20%
Industrial	17%
Consumer Cyclical	12%
Utilities	8%
Technology	7%
Energy	6%
Basic Materials	5%
Communications	4%

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2008

Common Stocks (71.2%)
	Shares	Value

3Com Corp.* (Telecommunications)	10,504	$23,949
99 Cents Only Stores* (Retail)	1,212	13,247
ACI Worldwide, Inc.* (Software)	808	12,847
Acxiom Corp. (Software)	1,616	13,106
ADC Telecommunications, Inc.* (Telecommunications)	3,030	16,574
ADTRAN, Inc. (Telecommunications)	1,414	21,040
Advance Auto Parts, Inc. (Retail)	2,424	81,568
Advanced Medical Optics, Inc.* (Healthcare-Products)	1,212	8,011
Advent Software, Inc.* (Software)	404	8,068
Aeropostale, Inc.* (Retail)	1,616	26,018
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,010	42,339
Affymetrix, Inc.* (Biotechnology)	1,818	5,436
AGCO Corp.* (Machinery-Diversified)	2,222	52,417
AGL Resources, Inc. (Gas)	1,818	56,994
Airgas, Inc. (Chemicals)	2,020	78,760
AirTran Holdings, Inc.* (Airlines)	3,030	13,453
Alaska Air Group, Inc.* (Airlines)	808	23,634
Albemarle Corp. (Chemicals)	2,222	49,551
Alberto-Culver Co. (Cosmetics/Personal Care)	2,222	54,461
Alexander & Baldwin, Inc. (Transportation)	1,010	25,311
Alexandria Real Estate Equities, Inc. (REIT)	808	48,755
Alliance Data Systems Corp.* (Commercial Services)	1,616	75,193
Alliant Energy Corp. (Electric)	2,828	82,521
Alliant Techsystems, Inc.* (Aerospace/Defense)	808	69,294
AMB Property Corp. (REIT)	2,424	56,770
American Eagle Outfitters, Inc. (Retail)	5,252	49,159
American Financial Group, Inc. (Insurance)	1,818	41,596
American Greetings Corp.—Class A (Household Products/Wares)	1,010	7,646
AmeriCredit Corp.* (Diversified Financial Services)	3,030	23,149
Ametek, Inc. (Electrical Components & Equipment)	2,626	79,331
AnnTaylor Stores Corp.* (Retail)	1,414	8,159
ANSYS, Inc.* (Software)	2,222	61,972
Apollo Investment Corp. (Investment Companies)	3,636	33,851
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,616	56,948
Aqua America, Inc. (Water)	3,434	70,706
Arch Coal, Inc. (Coal)	3,636	59,230
Arrow Electronics, Inc.* (Electronics)	3,030	57,085
Arthur J. Gallagher & Co. (Insurance)	2,424	62,806
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,818	5,181
Ashland, Inc. (Chemicals)	1,616	16,984
Associated Banc-Corp (Banks)	3,232	67,646
Astoria Financial Corp. (Savings & Loans)	2,020	33,290
Atmel Corp.* (Semiconductors)	11,716	36,671
Avnet, Inc.* (Electronics)	3,838	69,890
Avocent Corp.* (Internet)	1,010	18,089
BancorpSouth, Inc. (Banks)	1,818	42,468
Bank of Hawaii Corp. (Banks)	1,212	54,746
Barnes & Noble, Inc. (Retail)	808	12,120
BE Aerospace, Inc.* (Aerospace/Defense)	2,424	18,641
Beckman Coulter, Inc. (Healthcare-Products)	1,616	71,007
Belo Corp.—Class A (Media)	2,222	3,466
Bill Barrett Corp.* (Oil & Gas)	808	17,073
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	404	30,425
BJ’s Wholesale Club, Inc.* (Retail)	1,414	48,444
Black Hills Corp. (Electric)	808	21,784
Blyth, Inc. (Household Products/Wares)	606	4,751
Bob Evans Farms, Inc. (Retail)	606	12,381
BorgWarner, Inc. (Auto Parts & Equipment)	3,030	65,963
Boyd Gaming Corp. (Lodging)	1,414	6,688
BRE Properties, Inc.—Class A (REIT)	1,212	33,912
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,010	22,139
Brinker International, Inc. (Retail)	2,626	27,678
Broadridge Financial Solutions, Inc. (Software)	3,636	45,595
Brown & Brown, Inc. (Insurance)	3,030	63,327
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,818	33,669
Cabot Corp. (Chemicals)	1,616	24,725
Cadence Design Systems, Inc.* (Computers)	6,666	24,398
Callaway Golf Co. (Leisure Time)	1,616	15,013
Camden Property Trust (REIT)	1,212	37,984
Career Education Corp.* (Commercial Services)	1,818	32,615
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,414	29,270
Carmax, Inc.* (Retail)	5,656	44,569
Carpenter Technology Corp. (Iron/Steel)	1,010	20,745
Cathay Bancorp, Inc. (Banks)	1,212	28,785
Cerner Corp.* (Software)	1,616	62,135
Charles River Laboratories International, Inc.* (Biotechnology)	1,616	42,339
Cheesecake Factory, Inc.* (Retail)	1,414	14,281

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Chemtura Corp. (Chemicals)	6,262	$8,767
Chico’s FAS, Inc.* (Retail)	4,444	18,576
Chipotle Mexican Grill, Inc.—Class A* (Retail)	808	50,080
Church & Dwight, Inc. (Household Products/Wares)	1,818	102,026
Cimarex Energy Co. (Oil & Gas)	2,020	54,096
Cincinnati Bell, Inc.* (Telecommunications)	5,858	11,306
City National Corp. (Banks)	1,010	49,187
Clean Harbors, Inc.* (Environmental Control)	404	25,630
Cliffs Natural Resources, Inc. (Iron/Steel)	2,828	72,425
Coldwater Creek, Inc.* (Retail)	1,212	3,454
Collective Brands, Inc.* (Retail)	1,616	18,940
Commerce Bancshares, Inc. (Banks)	1,616	71,023
Commercial Metals Co. (Metal Fabricate/Hardware)	2,828	33,568
Commscope, Inc.* (Telecommunications)	1,818	28,252
Community Health Systems, Inc.* (Healthcare-Services)	2,424	35,342
Comstock Resources, Inc.* (Oil & Gas)	1,010	47,723
Con-way, Inc. (Transportation)	1,010	26,866
Copart, Inc.* (Retail)	1,616	43,939
Corinthian Colleges, Inc.* (Commercial Services)	2,222	36,374
Corn Products International, Inc. (Food)	1,818	52,449
Corrections Corp. of America* (Commercial Services)	3,232	52,876
Cousins Properties, Inc. (REIT)	1,010	13,989
Covance, Inc.* (Healthcare-Services)	1,616	74,384
Crane Co. (Miscellaneous Manufacturing)	1,212	20,895
Cree Research, Inc.* (Semiconductors)	2,222	35,263
Cullen/Frost Bankers, Inc. (Banks)	1,414	71,662
Cytec Industries, Inc. (Chemicals)	1,212	25,719
Deluxe Corp. (Commercial Services)	1,212	18,132
Denbury Resources, Inc.* (Oil & Gas)	6,464	70,587
DeVry, Inc. (Commercial Services)	1,414	81,178
Dick’s Sporting Goods, Inc.* (Retail)	2,222	31,352
Diebold, Inc. (Computers)	1,616	45,393
Digital River, Inc.* (Internet)	808	20,038
Dollar Tree, Inc.* (Retail)	2,222	92,880
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,818	61,176
DPL, Inc. (Electric)	3,030	69,205
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,818	45,923
DST Systems, Inc.* (Computers)	1,010	38,360
Duke-Weeks Realty Corp. (REIT)	3,838	42,064
Dycom Industries, Inc.* (Engineering & Construction)	1,010	8,302
Eaton Vance Corp. (Diversified Financial Services)	3,030	63,660
Edwards Lifesciences Corp.* (Healthcare-Products)	1,414	77,699
Encore Acquisition Co.* (Oil & Gas)	1,212	30,930
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,030	78,416
Energen Corp. (Gas)	1,818	53,322
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,414	76,554
Equity One, Inc. (REIT)	808	14,302
Essex Property Trust, Inc. (REIT)	606	46,511
Everest Re Group, Ltd.ADR (Insurance)	1,414	107,662
Exterran Holdings, Inc.* (Oil & Gas Services)	1,616	34,421
F5 Networks, Inc.* (Internet)	2,020	46,177
FactSet Research Systems, Inc. (Computers)	1,010	44,682
Fair Isaac Corp. (Software)	1,212	20,434
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,232	15,804
Federal Realty Investment Trust (REIT)	1,414	87,781
Federal Signal Corp. (Miscellaneous Manufacturing)	1,212	9,951
Ferro Corp. (Chemicals)	1,010	7,121
Fidelity National Title Group, Inc.—Class A (Insurance)	5,454	96,809
First American Financial Corp. (Insurance)	2,424	70,029
First Niagara Financial Group, Inc. (Savings & Loans)	3,030	48,995
FirstMerit Corp. (Banks)	2,020	41,592
Flowers Foods, Inc. (Food)	2,020	49,207
FMC Corp. (Chemicals)	1,818	81,319
FMC Technologies, Inc.* (Oil & Gas Services)	3,232	77,019
Foot Locker, Inc. (Retail)	4,040	29,654
Forest Oil Corp.* (Oil & Gas)	2,424	39,972
Frontier Oil Corp. (Oil & Gas)	2,626	33,166
FTI Consulting, Inc.* (Commercial Services)	1,212	54,152
Fulton Financial Corp. (Banks)	4,444	42,751
Furniture Brands International, Inc. (Home Furnishings)	1,010	2,232
Gartner Group, Inc.* (Commercial Services)	1,414	25,212
GATX Corp. (Trucking & Leasing)	1,212	37,536
Gen-Probe, Inc.* (Healthcare-Products)	1,414	60,576
Gentex Corp. (Electronics)	3,636	32,106
Global Payments, Inc. (Software)	2,020	66,236
Graco, Inc. (Machinery-Diversified)	1,414	33,554
Granite Construction, Inc. (Engineering & Construction)	808	35,495
Great Plains Energy, Inc. (Electric)	3,030	58,570
Greif, Inc.—Class A (Packaging & Containers)	808	27,011
GUESS?, Inc. (Apparel)	1,414	21,705
Hanesbrands, Inc.* (Apparel)	2,424	30,906
Hanover Insurance Group, Inc. (Insurance)	1,212	52,080
Hansen Natural Corp.* (Beverages)	1,818	60,958
Harsco Corp. (Miscellaneous Manufacturing)	2,020	55,914
Harte-Hanks, Inc. (Advertising)	808	5,042
Hawaiian Electric Industries, Inc. (Electric)	2,222	49,195
HCC Insurance Holdings, Inc. (Insurance)	2,828	75,649
Health Care REIT, Inc. (REIT)	2,626	110,817
Health Management Associates, Inc.—Class A* (Healthcare-Services)	6,262	11,209
Health Net, Inc.* (Healthcare-Services)	2,626	28,597
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,222	16,087
Helmerich & Payne, Inc. (Oil & Gas)	2,626	59,742
Henry Schein, Inc.* (Healthcare-Products)	2,222	81,525
Herman Miller, Inc. (Office Furnishings)	1,212	15,792
Highwoods Properties, Inc. (REIT)	1,616	44,214
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,616	26,599
HNI Corp. (Office Furnishings)	1,010	15,998
Hologic, Inc.* (Healthcare-Products)	6,666	87,125
Horace Mann Educators Corp. (Insurance)	1,010	9,282
Hormel Foods Corp. (Food)	1,818	56,503
Hospitality Properties Trust (REIT)	2,424	36,045
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,212	2,085
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,414	46,210
IDACORP, Inc. (Electric)	1,010	29,745
IDEX Corp. (Machinery-Diversified)	2,020	48,783
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,414	51,017
Imation Corp. (Computers)	606	8,223
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,242	56,800
Integrated Device Technology, Inc.* (Semiconductors)	4,242	23,798
International Rectifier Corp.* (Semiconductors)	1,818	24,543
International Speedway Corp. (Entertainment)	606	17,410
Intersil Corp.—Class A (Semiconductors)	3,030	27,846
ITT Educational Services, Inc.* (Commercial Services)	808	76,744
J. Crew Group, Inc.* (Retail)	1,212	14,786
J.B. Hunt Transport Services, Inc. (Transportation)	2,020	53,065
Jack Henry & Associates, Inc. (Computers)	2,020	39,208
Jefferies Group, Inc. (Diversified Financial Services)	3,030	42,602
JetBlue Airways Corp.* (Airlines)	4,646	32,987
John Wiley & Sons, Inc. (Media)	1,010	35,936

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Jones Lang LaSalle, Inc. (Real Estate)	808	$22,382
Joy Global, Inc. (Machinery-Construction & Mining)	2,626	60,109
Kansas City Southern Industries, Inc.* (Transportation)	2,222	42,329
KBR, Inc. (Engineering & Construction)	4,040	61,408
Kelly Services, Inc.—Class A (Commercial Services)	606	7,884
Kennametal, Inc. (Hand/Machine Tools)	1,818	40,341
Kindred Healthcare, Inc.* (Healthcare-Services)	606	7,890
Kinetic Concepts, Inc.* (Healthcare-Products)	1,414	27,121
Korn/Ferry International* (Commercial Services)	1,010	11,534
Lam Research Corp.* (Semiconductors)	3,232	68,777
Lamar Advertising Co.* (Advertising)	1,818	22,834
Lancaster Colony Corp. (Miscellaneous Manufacturing)	404	13,857
Lender Processing Services, Inc. (Diversified Financial Services)	2,020	59,489
Liberty Property Trust (REIT)	2,424	55,340
Life Time Fitness, Inc.* (Leisure Time)	808	10,464
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,212	27,682
Lincare Holdings, Inc.* (Healthcare-Services)	1,818	48,959
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,010	51,439
LKQ Corp.* (Distribution/Wholesale)	3,434	40,040
Louisiana-Pacific Corp. (Forest Products & Paper)	2,222	3,466
Lubrizol Corp. (Chemicals)	1,616	58,806
M.D.C. Holdings, Inc. (Home Builders)	808	24,482
Mack-Cali Realty Corp. (REIT)	1,616	39,592
Macrovision Solutions Corp.* (Entertainment)	2,020	25,553
Manpower, Inc. (Commercial Services)	2,020	68,660
ManTech International Corp.—Class A* (Software)	404	21,893
Mariner Energy, Inc.* (Oil & Gas)	2,222	22,664
Martin Marietta Materials (Building Materials)	1,010	98,051
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,212	37,269
Masimo Corp.* (Healthcare-Products)	1,212	36,154
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	606	22,228
MDU Resources Group, Inc. (Electric)	4,646	100,261
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,414	19,655
Mentor Graphics Corp.* (Computers)	2,222	11,488
Mercury General Corp. (Insurance)	808	37,160
Metavante Technologies, Inc.* (Software)	2,222	35,796
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	808	54,459
Mine Safety Appliances Co. (Environmental Control)	606	14,489
Minerals Technologies, Inc. (Chemicals)	404	16,524
Modine Manufacturing Co. (Auto Parts & Equipment)	808	3,935
Mohawk Industries, Inc.* (Textiles)	1,414	60,760
MPS Group, Inc.* (Commercial Services)	2,222	16,732
MSC Industrial Direct Co.—Class A (Retail)	1,010	37,198
National Fuel Gas Co. (Pipelines)	2,020	63,287
National Instruments Corp. (Computers)	1,414	34,445
Nationwide Health Properties, Inc. (REIT)	2,424	69,617
Navigant Consulting Co.* (Commercial Services)	1,212	19,234
NBTY, Inc.* (Pharmaceuticals)	1,414	22,129
NCR Corp.* (Computers)	4,040	57,126
Netflix, Inc.* (Internet)	1,010	30,189
NeuStar, Inc.* (Telecommunications)	2,020	38,643
New York Community Bancorp (Savings & Loans)	8,888	106,301
Newfield Exploration Co.* (Oil & Gas)	3,434	67,822
Nordson Corp. (Machinery-Diversified)	808	26,090
Northeast Utilities System (Electric)	4,040	97,202
NSTAR (Electric)	2,626	95,823
NV Energy, Inc. (Electric)	6,060	59,933
NVR, Inc.* (Home Builders)	202	92,163
O’Reilly Automotive, Inc.* (Retail)	3,434	105,561
Oceaneering International, Inc.* (Oil & Gas Services)	1,414	41,204
OGE Energy Corp. (Electric)	2,424	62,491
Old Republic International Corp. (Insurance)	5,858	69,827
Olin Corp. (Chemicals)	1,818	32,869
OMEGA Healthcare Investors, Inc. (REIT)	2,020	32,259
Omnicare, Inc. (Pharmaceuticals)	2,626	72,898
ONEOK, Inc. (Gas)	2,626	76,469
Oshkosh Truck Corp. (Auto Manufacturers)	1,818	16,162
Overseas Shipholding Group, Inc. (Transportation)	606	25,519
Pacific Sunwear of California, Inc.* (Retail)	1,616	2,569
Packaging Corp. of America (Packaging & Containers)	2,626	35,346
PacWest Bancorp (Banks)	606	16,301
Palm, Inc.* (Computers)	2,828	8,682
Parametric Technology Corp.* (Software)	3,030	38,330
Patriot Coal Corp.* (Coal)	1,616	10,100
Patterson-UTI Energy, Inc. (Oil & Gas)	4,040	46,500
Pentair, Inc. (Miscellaneous Manufacturing)	2,424	57,376
PepsiAmericas, Inc. (Beverages)	1,414	28,789
Perrigo Co. (Pharmaceuticals)	2,020	65,266
PetSmart, Inc. (Retail)	3,232	59,630
Pharmaceutical Product Development, Inc. (Commercial Services)	3,030	87,900
Phillips-Van Heusen Corp. (Apparel)	1,212	24,398
Plains Exploration & Production Co.* (Oil & Gas)	2,626	61,028
Plantronics, Inc. (Telecommunications)	1,212	15,998
PMI Group, Inc. (Insurance)	1,616	3,151
PNM Resources, Inc. (Electric)	2,222	22,398
Polycom, Inc.* (Telecommunications)	2,020	27,290
Potlatch Corp. (Forest Products & Paper)	1,010	26,270
Priceline.com, Inc.* (Internet)	1,010	74,387
Pride International, Inc.* (Oil & Gas)	4,444	71,015
Protective Life Corp. (Insurance)	1,818	26,088
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,414	39,380
Puget Energy, Inc. (Electric)	3,232	88,137
Quanta Services, Inc.* (Commercial Services)	5,050	99,990
Quicksilver Resources, Inc.* (Oil & Gas)	2,828	15,752
Ralcorp Holdings, Inc.* (Food)	1,414	82,578
Raymond James Financial Corp. (Diversified Financial Services)	2,424	41,523
Rayonier, Inc. (Forest Products & Paper)	2,020	63,327
Realty Income Corp. (REIT)	2,626	60,792
Regency Centers Corp. (REIT)	1,818	84,901
Regis Corp. (Retail)	1,010	14,675
Reinsurance Group of America, Inc. (Insurance)	1,818	77,847
Reliance Steel & Aluminum Co. (Iron/Steel)	1,616	32,223
Rent-A-Center, Inc.* (Commercial Services)	1,616	28,522
ResMed, Inc.* (Healthcare-Products)	1,818	68,139
RF Micro Devices, Inc.* (Telecommunications)	6,868	5,357
Rollins, Inc. (Commercial Services)	1,010	18,261
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,222	96,457
Ross Stores, Inc. (Retail)	3,232	96,087
RPM, Inc. (Chemicals)	3,232	42,953
Ruddick Corp. (Food)	1,010	27,927
SAIC, Inc.* (Commercial Services)	5,252	102,309
Saks, Inc.* (Retail)	3,636	15,926
Scholastic Corp. (Media)	606	8,229
Scientific Games Corp.—Class A* (Entertainment)	1,616	28,345
SEI Investments Co. (Software)	3,434	53,948
Semtech Corp.* (Semiconductors)	1,414	15,936
Sensient Technologies Corp. (Chemicals)	1,212	28,943
Sepracor, Inc.* (Pharmaceuticals)	2,828	31,051
Service Corp. International (Commercial Services)	6,666	33,130
Shaw Group, Inc.* (Engineering & Construction)	2,020	41,349
Silicon Laboratories, Inc.* (Semiconductors)	1,010	25,028
SL Green Realty Corp. (REIT)	1,414	36,623
Smithfield Foods, Inc.* (Food)	3,030	42,632
Sonoco Products Co. (Packaging & Containers)	2,424	56,140
Sotheby’s (Commercial Services)	1,616	14,366

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Southern Union Co. (Gas)	3,232	$42,145
SPX Corp. (Miscellaneous Manufacturing)	1,414	57,338
SRA International, Inc.—Class A* (Computers)	1,010	17,423
StanCorp Financial Group, Inc. (Insurance)	1,212	50,625
Steel Dynamics, Inc. (Iron/Steel)	4,040	45,167
STERIS Corp. (Healthcare-Products)	1,414	33,780
Strayer Education, Inc. (Commercial Services)	202	43,311
Superior Energy Services, Inc.* (Oil & Gas Services)	2,020	32,179
SVB Financial Group* (Banks)	808	21,194
Sybase, Inc.* (Software)	2,020	50,035
Synopsys, Inc.* (Computers)	3,636	67,339
Synovus Financial Corp. (Banks)	7,272	60,358
TCF Financial Corp. (Banks)	2,828	38,630
Tech Data Corp.* (Distribution/Wholesale)	1,212	21,622
Techne Corp. (Healthcare-Products)	808	52,132
Teleflex, Inc. (Miscellaneous Manufacturing)	1,010	50,601
Telephone & Data Systems, Inc. (Telecommunications)	2,626	83,376
Temple-Inland, Inc. (Forest Products & Paper)	2,626	12,605
Terex Corp.* (Machinery-Construction & Mining)	2,424	41,984
Terra Industries, Inc. (Chemicals)	2,626	43,775
The Brink’s Co. (Miscellaneous Manufacturing)	1,010	27,149
The Colonial BancGroup, Inc. (Banks)	5,252	10,872
The Corporate Executive Board Co. (Commercial Services)	808	17,824
The Macerich Co. (REIT)	1,818	33,015
The Ryland Group, Inc. (Home Builders)	1,010	17,847
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,010	30,017
The Timberland Co.—Class A* (Apparel)	1,010	11,666
The Warnaco Group, Inc.* (Apparel)	1,212	23,792
Thomas & Betts Corp.* (Electronics)	1,414	33,809
Thor Industries, Inc. (Home Builders)	808	10,649
Thoratec Corp.* (Healthcare-Products)	1,414	45,941
Tidewater, Inc. (Oil & Gas Services)	1,212	48,807
Timken Co. (Metal Fabricate/Hardware)	2,222	43,618
Toll Brothers, Inc.* (Home Builders)	3,232	69,262
Tootsie Roll Industries, Inc. (Food)	606	15,520
Trimble Navigation, Ltd.* (Electronics)	3,030	65,478
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,020	31,835
Tupperware Corp. (Household Products/Wares)	1,616	36,683
UDR, Inc. (REIT)	3,434	47,355
UGI Corp. (Gas)	2,626	64,127
Under Armour, Inc.—Class A* (Retail)	808	19,263
Unit Corp.* (Oil & Gas)	1,212	32,385
United Rentals, Inc.* (Commercial Services)	1,414	12,896
United Therapeutics Corp.* (Pharmaceuticals)	606	37,905
Unitrin, Inc. (Insurance)	1,212	19,319
Universal Corp. (Agriculture)	606	18,101
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,212	45,535
Urban Outfitters, Inc.* (Retail)	2,828	42,363
URS Corp.* (Engineering & Construction)	2,020	82,355
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,020	46,258
Valley National Bancorp (Banks)	3,232	65,448
Valspar Corp. (Chemicals)	2,424	43,850
ValueClick, Inc.* (Internet)	2,222	15,198
Varian, Inc.* (Electronics)	606	20,307
VCA Antech, Inc.* (Pharmaceuticals)	2,020	40,158
Vectren Corp. (Gas)	2,020	50,520
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,838	116,598
Vishay Intertechnology, Inc.* (Electronics)	4,848	16,580
W.R. Berkley Corp. (Insurance)	3,434	106,454
Wabtec Corp. (Machinery-Diversified)	1,212	48,177
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,020	31,229
Washington Federal, Inc. (Savings & Loans)	2,222	33,241
Waste Connections, Inc.* (Environmental Control)	2,020	63,771
Webster Financial Corp. (Banks)	1,212	16,701
Weingarten Realty Investors (REIT)	2,020	41,794
WellCare Health Plans, Inc.* (Healthcare-Services)	1,010	12,989
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	10,908	53,886
Werner Enterprises, Inc. (Transportation)	1,010	17,513
Westamerica Bancorp (Banks)	606	30,997
Westar Energy, Inc. (Electric)	2,828	58,002
Western Digital Corp.* (Computers)	5,656	64,761
WGL Holdings, Inc. (Gas)	1,212	39,620
Williams Sonoma, Inc. (Retail)	2,222	17,465
Wilmington Trust Corp. (Banks)	1,616	35,940
Wind River Systems, Inc.* (Software)	1,616	14,592
Woodward Governor Co. (Electronics)	1,414	32,550
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,414	15,582
YRC Worldwide, Inc.* (Transportation)	1,414	4,058
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,616	32,740

TOTAL COMMON STOCKS
(Cost $14,199,673)		16,420,633

Repurchase Agreements (22.6%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,192,001 (Collateralized by $1,215,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,221,237)	$1,192,000	1,192,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,490,001 (Collateralized by $1,447,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $1,521,547)	1,490,000	1,490,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $2,490,001 (Collateralized by $2,405,000 of various Federal Home Loan Bank Securities, 3.38%–5.13%, 9/10/10–6/24/11, market value $2,545,822)	2,490,000	2,490,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $45,000 (Collateralized by $50,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $50,539)	45,000	45,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,217,000)		5,217,000

TOTAL INVESTMENT SECURITIES
(Cost $19,416,673)—93.8%		21,637,633
Net other assets (liabilities)—6.2%		1,424,639

NET ASSETS—100.0%		$23,062,272

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $2,100,000.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2008

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $21,096,950)	79	$921,970

Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $11,002,460)	206	(373,140)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 1/27/09	$19,892,338	$505,280

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	3.4%
Beverages	0.4%
Biotechnology	0.8%
Building Materials	0.4%
Chemicals	2.4%
Coal	0.3%
Commercial Services	4.6%
Computers	1.9%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.5%
Diversified Financial Services	1.4%
Electric	4.0%
Electrical Components & Equipment	1.0%
Electronics	1.3%
Engineering & Construction	1.1%
Entertainment	0.5%
Environmental Control	0.5%
Food	1.4%
Forest Products & Paper	0.5%
Gas	1.6%
Hand/Machine Tools	0.4%
Healthcare-Products	3.1%
Healthcare-Services	1.4%
Home Builders	0.9%
Home Furnishings	NM
Household Products/Wares	0.7%
Insurance	4.2%
Internet	0.9%
Investment Companies	0.1%
Iron/Steel	0.7%
Leisure Time	0.1%
Lodging	NM
Machinery-Construction & Mining	0.6%
Machinery-Diversified	0.9%
Media	0.2%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.2%
Oil & Gas	2.9%
Oil & Gas Services	1.0%
Packaging & Containers	0.5%
Pharmaceuticals	1.8%
Pipelines	0.3%
REIT	4.8%
Real Estate	0.1%
Retail	4.9%
Retail-Restaurants	0.2%
Savings & Loans	0.9%
Semiconductors	1.3%
Software	2.4%
Telecommunications	1.2%
Textiles	0.3%
Toys/Games/Hobbies	0.2%
Transportation	0.8%
Trucking & Leasing	0.2%
Water	0.3%
Other**	28.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP UltraMid-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$19,416,673

Securities, at value	16,420,633
Repurchase agreements, at value	5,217,000

Total Investment Securities, at value	21,637,633
Segregated cash balances with brokers for futures contracts	1,529,010
Dividends and interest receivable	20,117
Receivable for investments sold	207,881
Unrealized gain on swap agreements	505,280
Variation margin on futures contracts	194,670
Prepaid expenses	64

Total Assets	24,094,655

Liabilities:
Cash overdraft	381
Payable for investments purchased	501,949
Payable for capital shares redeemed	488,095
Advisory fees payable	7,439
Management services fees payable	992
Administration fees payable	812
Administrative services fees payable	6,296
Distribution fees payable	4,728
Trustee fees payable	103
Transfer agency fees payable	2,616
Fund accounting fees payable	1,725
Compliance services fees payable	498
Other accrued expenses	16,749

Total Liabilities	1,032,383

Net Assets	$23,062,272

Net Assets consist of:
Capital	$50,448,313
Accumulated net investment income (loss)	12,162
Accumulated net realized gains (losses) on investments	(30,673,273)
Net unrealized appreciation (depreciation) on investments	3,275,070

Net Assets	$23,062,272

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,081,718

Net Asset Value (offering and redemption price per share)	$11.08

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$368,891
Interest	201,979

Total Investment Income	570,870

Expenses:
Advisory fees	257,074
Management services fees	41,404
Administration fees	11,816
Transfer agency fees	15,413
Administrative services fees	116,095
Distribution fees	85,691
Custody fees	18,825
Fund accounting fees	23,491
Trustee fees	639
Compliance services fees	1,116
Other fees	32,594

Total Gross Expenses before reductions	604,158
Less Expenses reduced by the Advisor	(45,450)

Total Net Expenses	558,708

Net Investment Income (Loss)	12,162

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,765,508)
Net realized gains (losses) on futures contracts	(6,112,159)
Net realized gains (losses) on swap agreements	(14,808,168)
Change in net unrealized appreciation/depreciation on investments	(5,701,673)

Net Realized and Unrealized Gains (Losses) on Investments	(29,387,508)

Change in Net Assets Resulting from Operations	$(29,375,346)

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$12,162	$399,998
Net realized gains (losses) on investments	(23,685,835)	2,207,264
Change in net unrealized appreciation/depreciation on investments	(5,701,673)	(4,068,097)

Change in net assets resulting from operations	(29,375,346)	(1,460,835)

Distributions to Shareholders From:
Net investment income	(399,998)	(274,072)
Net realized gains on investments	—	(2,076,375)

Change in net assets resulting from distributions	(399,998)	(2,350,447)

Capital Transactions:
Proceeds from shares issued	414,463,563	958,567,915
Dividends reinvested	369,369	2,037,864
Value of shares redeemed	(427,245,891)	(971,163,317)

Change in net assets resulting from capital transactions	(12,412,959)	(10,557,538)

Change in net assets	(42,188,303)	(14,368,820)
Net Assets:
Beginning of period	65,250,575	79,619,395

End of period	$23,062,272	$65,250,575

Accumulated net investment income (loss)	$12,162	$399,998

Share Transactions:
Issued	18,199,023	25,349,734
Reinvested	13,675	57,632
Redeemed	(18,023,640)	(25,902,812)

Change in shares	189,058	(495,446)

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$34.48	$33.34	$37.93	$35.37	$29.46

Investment Activities:
Net investment income (loss)(a)	0.01	0.18	0.13	(0.09)	(0.23)
Net realized and unrealized gains (losses) on investments	(23.09)	1.84 (b)	2.96	6.29	8.14

Total income (loss) from investment activities	(23.08)	2.02	3.09	6.20	7.91

Distributions to Shareholders From:
Net investment income	(0.32)	(0.10)	—	—	—
Net realized gains on investments	—	(0.78)	(7.68)	(3.64)	(2.00)

Total distributions	(0.32)	(0.88)	(7.68)	(3.64)	(2.00)

Net Asset Value, End of Period	$11.08	$34.48	$33.34	$37.93	$35.37

Total Return	(67.48)%	6.00%	10.64%	17.89%	27.70%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.69%	1.76%	1.91%	1.94%
Net expenses	1.63%	1.63%	1.73%	1.91%	1.94%
Net investment income (loss)	0.04%	0.47%	0.34%	(0.25)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$23,062	$65,251	$79,619	$87,717	$88,463
Portfolio turnover rate(c)	496%	501%	612%	692%	602%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

23

ProFund VP Oil & Gas

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year ended December 31, 2008, the Fund had a total return of –36.95%, compared to a total return of –35.77%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Exxon Mobil Corp (–14.79%), Chevron Corp (–20.74%), and Occidental Petroleum Corp (–22.08%), while the bottom three performers in this group were Schlumberger Ltd (–56.97%), Marathon Oil Corp (–55.04%), and ConocoPhillips (–41.34%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Oil & Gas	1/22/2001	–36.95%	11.34%	6.23%	1.71%	1.63%

Dow Jones U.S. Oil & Gas Index	1/22/2001	–35.77%	13.54%	8.89%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

24

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Swap Agreements	12%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.3%
ChevronTexaco Corp.	13.3%
ConocoPhillips	6.3%
Schlumberger, Ltd.	4.5%
Occidental Petroleum Corp.	4.4%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	82%
Oil Equipment, Services and Distribution	17%
Alternative Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2008

Common Stocks (87.6%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	27,084	$1,044,088
Apache Corp. (Oil & Gas)	19,536	1,456,018
Arena Resources, Inc.* (Oil & Gas)	2,220	62,360
Atlas America, Inc. (Oil & Gas)	2,220	32,967
Atwood Oceanics, Inc.* (Oil & Gas)	3,108	47,490
Baker Hughes, Inc. (Oil & Gas Services)	18,204	583,802
Berry Petroleum Co.—Class A (Oil & Gas)	2,220	16,783
Bill Barrett Corp.* (Oil & Gas)	1,776	37,527
BJ Services Co. (Oil & Gas Services)	17,316	202,078
Bristow Group, Inc.* (Transportation)	1,776	47,579
Cabot Oil & Gas Corp. (Oil & Gas)	6,216	161,616
Cameron International Corp.* (Oil & Gas Services)	12,876	263,958
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,776	28,594
Chart Industries, Inc.* (Machinery-Diversified)	1,776	18,879
Chesapeake Energy Corp. (Oil & Gas)	35,520	574,358
ChevronTexaco Corp. (Oil & Gas)	119,880	8,867,524
Cimarex Energy Co. (Oil & Gas)	4,884	130,793
Complete Production Services, Inc.* (Oil & Gas Services)	3,108	25,330
Comstock Resources, Inc.* (Oil & Gas)	2,664	125,874
Concho Resources, Inc.* (Oil & Gas)	3,552	81,057
ConocoPhillips (Oil & Gas)	81,696	4,231,853
Continental Resources, Inc.* (Oil & Gas)	1,776	36,781
Core Laboratories N.V.ADR (Oil & Gas Services)	1,332	79,733
Crosstex Energy, Inc. (Oil & Gas)	2,664	10,390
Delta Petroleum Corp.* (Oil & Gas)	3,996	19,021
Denbury Resources, Inc.* (Oil & Gas)	14,652	160,000
Devon Energy Corp. (Oil & Gas)	24,864	1,633,813
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,996	235,524
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,884	84,249
Drill-Quip, Inc.* (Oil & Gas Services)	1,776	36,426
El Paso Corp. (Pipelines)	41,736	326,793
Encore Acquisition Co.* (Oil & Gas)	3,108	79,316
Ensco International, Inc. (Oil & Gas)	8,436	239,498
EOG Resources, Inc. (Oil & Gas)	14,652	975,530
Evergreen Solar, Inc.* (Energy-Alternate Sources)	8,880	28,327
EXCO Resources, Inc.* (Oil & Gas)	10,212	92,521
Exterran Holdings, Inc.* (Oil & Gas Services)	3,996	85,115
Exxon Mobil Corp. (Oil & Gas)	202,588	16,172,600
First Solar, Inc.* (Energy-Alternate Sources)	2,664	367,525
FMC Technologies, Inc.* (Oil & Gas Services)	7,548	179,869
Forest Oil Corp.* (Oil & Gas)	5,328	87,859
Frontier Oil Corp. (Oil & Gas)	6,216	78,508
Global Industries, Ltd.* (Oil & Gas Services)	4,884	17,045
Goodrich Petroleum Corp.* (Oil & Gas)	1,776	53,191
Halliburton Co. (Oil & Gas Services)	52,836	960,558
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,884	35,360
Helmerich & Payne, Inc. (Oil & Gas)	5,772	131,313
Hercules Offshore, Inc.* (Oil & Gas Services)	5,328	25,308
Hess Corp. (Oil & Gas)	17,316	928,830
Holly Corp. (Oil & Gas)	2,664	48,565
ION Geophysical Corp.* (Oil & Gas Services)	5,328	18,275
Key Energy Services, Inc.* (Oil & Gas Services)	7,104	31,329
Marathon Oil Corp. (Oil & Gas)	42,180	1,154,045
Mariner Energy, Inc.* (Oil & Gas)	4,884	49,817
Murphy Oil Corp. (Oil & Gas)	11,100	492,285
Nabors Industries, Ltd.ADR* (Oil & Gas)	16,872	201,958
National-Oilwell Varco, Inc.* (Oil & Gas Services)	24,420	596,825
Newfield Exploration Co.* (Oil & Gas)	7,992	157,842
Newpark Resources, Inc.* (Oil & Gas Services)	5,328	19,714
Noble Corp.ADR (Oil & Gas)	15,540	342,812
Noble Energy, Inc. (Oil & Gas)	10,212	502,635
Occidental Petroleum Corp. (Oil & Gas)	48,396	2,903,276
Oceaneering International, Inc.* (Oil & Gas Services)	3,108	90,567
OGE Energy Corp. (Electric)	5,328	137,356
Oil States International, Inc.* (Oil & Gas Services)	3,108	58,089
Parker Drilling Co.* (Oil & Gas)	6,660	19,314
Patterson-UTI Energy, Inc. (Oil & Gas)	9,324	107,319
Penn Virginia Corp. (Oil & Gas)	2,664	69,211
Petrohawk Energy Corp.* (Oil & Gas)	14,652	229,011
Pioneer Natural Resources Co. (Oil & Gas)	7,104	114,943
Plains Exploration & Production Co.* (Oil & Gas)	6,216	144,460
Pride International, Inc.* (Oil & Gas)	10,212	163,188
Quicksilver Resources, Inc.* (Oil & Gas)	7,104	39,569
Range Resources Corp. (Oil & Gas)	9,324	320,652
Rowan Cos., Inc. (Oil & Gas)	6,660	105,894
SandRidge Energy, Inc.* (Oil & Gas)	5,328	32,767
Schlumberger, Ltd.ADR (Oil & Gas Services)	70,596	2,988,329
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,332	88,778
Smith International, Inc. (Oil & Gas Services)	12,876	294,732
Southwestern Energy Co.* (Oil & Gas)	20,424	591,683
St. Mary Land & Exploration Co. (Oil & Gas)	3,552	72,141

See accompanying notes to the financial statements.

25

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2008

Common Stocks, continued
	Shares	Value

Stone Energy Corp.* (Oil & Gas)	2,220	$24,464
Sunoco, Inc. (Oil & Gas)	7,104	308,740
SunPower Corp.—Class A* (Energy-Alternate Sources)	2,664	98,568
SunPower Corp.—Class B* (Electrical Components & Equipment)	2,664	81,092
Superior Energy Services, Inc.* (Oil & Gas Services)	4,440	70,729
Swift Energy Co.* (Oil & Gas)	1,776	29,855
Tesoro Petroleum Corp. (Oil & Gas)	7,992	105,255
TETRA Technologies, Inc.* (Oil & Gas Services)	4,440	21,578
The Williams Cos., Inc. (Pipelines)	34,188	495,042
Tidewater, Inc. (Oil & Gas Services)	3,108	125,159
Transocean, Ltd.* (Oil & Gas)	18,648	881,118
Ultra Petroleum Corp.ADR* (Oil & Gas)	8,880	306,449
Unit Corp.* (Oil & Gas)	2,664	71,182
Valero Energy Corp. (Oil & Gas)	30,636	662,963
W&T Offshore, Inc. (Oil & Gas)	1,776	25,432
Weatherford International, Ltd.ADR* (Oil & Gas Services)	39,960	432,367
Whiting Petroleum Corp.* (Oil & Gas)	2,664	89,137
XTO Energy, Inc. (Oil & Gas)	34,188	1,205,811

TOTAL COMMON STOCKS
(Cost $33,872,427)		58,423,853

Repurchase Agreements (0.5%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $67,000 (Collateralized by $70,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $70,359)	$67,000	67,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $85,000 (Collateralized by $83,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $87,276)	85,000	85,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $140,000 (Collateralized by $145,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $145,744)	140,000	140,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $2,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $294,000)		294,000

TOTAL INVESTMENT SECURITIES
(Cost $34,166,427)—88.1%		58,717,853
Net other assets (liabilities)—11.9%		7,957,609

NET ASSETS—100.0%		$66,675,462

*	Non-income producing security
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement Based on the Dow Jones U.S. Oil & Gas Index terminating on 1/2/09	$7,997,601	$(2,399)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Electric	0.2%
Electrical Components & Equipment	0.1%
Energy-Alternate Sources	0.8%
Machinery-Diversified	NM
Oil & Gas	74.3%
Oil & Gas Services	10.9%
Pipelines	1.2%
Transportation	0.1%
Other**	12.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less that 0.05%.

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Oil & Gas

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$34,166,427

Securities, at value	58,423,853
Repurchase agreements, at value	294,000

Total Investment Securities, at value	58,717,853
Cash	795
Dividends and interest receivable	43,523
Receivable for capital shares issued	364,000
Receivable for investments sold	7,822,316
Prepaid expenses	324

Total Assets	66,948,811

Liabilities:
Payable for capital shares redeemed	106,298
Unrealized loss on swap agreements	2,399
Advisory fees payable	18,478
Management services fees payable	2,464
Administration fees payable	2,440
Administrative services fees payable	22,409
Distribution fees payable	17,660
Trustee fees payable	302
Transfer agency fees payable	11,245
Fund accounting fees payable	5,070
Compliance services fees payable	1,462
Other accrued expenses	83,122

Total Liabilities	273,349

Net Assets	$66,675,462

Net Assets consist of:
Capital	$43,386,428
Accumulated net realized gains (losses) on investments	(1,259,993)
Net unrealized appreciation (depreciation) on investments	24,549,027

Net Assets	$66,675,462

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,716,486

Net Asset Value (offering and redemption price per share)	$38.84

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,036,513
Interest	7,878

Total Investment Income	2,044,391

Expenses:
Advisory fees	1,113,094
Management services fees	177,613
Administration fees	51,991
Transfer agency fees	67,807
Administrative services fees	500,712
Distribution fees	371,031
Custody fees	32,455
Fund accounting fees	92,183
Trustee fees	2,710
Compliance services fees	1,126
Other fees	159,759

Total Gross Expenses before reductions	2,570,481
Less Expenses reduced by the Advisor	(151,357)

Total Net Expenses	2,419,124

Net Investment Income (Loss)	(374,733)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	12,673,742
Change in net unrealized appreciation/depreciation on investments	(71,661,438)

Net Realized and Unrealized Gains (Losses) on Investments	(58,987,696)

Change in Net Assets Resulting from Operations	$(59,362,429)

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(374,733)	$(492,462)
Net realized gains (losses) on investments	12,673,742	10,074,132
Change in net unrealized appreciation/depreciation on investments	(71,661,438)	32,901,176

Change in net assets resulting from operations	(59,362,429)	42,482,846

Distributions to Shareholders From:
Net realized gains on investments	(9,481,205)	(4,283,910)

Change in net assets resulting from distributions	(9,481,205)	(4,283,910)

Capital Transactions:
Proceeds from shares issued	253,051,037	302,318,292
Dividends reinvested	9,481,205	4,283,910
Value of shares redeemed	(321,884,024)	(294,146,006)

Change in net assets resulting from capital transactions	(59,351,782)	12,456,196

Change in net assets	(128,195,416)	50,655,132
Net Assets:
Beginning of period	194,870,878	144,215,746

End of period	$66,675,462	$194,870,878

Share Transactions:
Issued	4,116,122	5,094,141
Reinvested	177,650	69,252
Redeemed	(5,499,141)	(5,041,455)

Change in shares	(1,205,369)	121,938

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$66.69	$51.51	$47.02	$36.63	$28.33

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.17)	(0.08)	(0.15)	(0.05)
Net realized and unrealized gains (losses) on investments	(23.29)	16.79	9.13	11.64	8.37

Total income (loss) from investment activities	(23.44)	16.62	9.05	11.49	8.32

Distributions to Shareholders From:
Net realized gains on investments	(4.41)	(1.44)	(4.56)	(1.10)	(0.02)

Net Asset Value, End of Period	$38.84	$66.69	$51.51	$47.02	$36.63

Total Return	(36.95)%	32.48%	20.63%	31.31%	29.36%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.71%	1.76%	1.86%	1.92%
Net expenses	1.63%	1.63%	1.68%	1.86%	1.92%
Net investment income (loss)	(0.25)%	(0.30)%	(0.15)%	(0.34)%	(0.16)%

Supplemental Data:
Net assets, end of period (000’s)	$66,675	$194,871	$144,216	$148,466	$85,137
Portfolio turnover rate(b)	147%	180%	166%	298%	470%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

PROFUNDS VP

Notes to Financial Statements
December 31, 2008

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

Effective January 1, 2008, the ProFunds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

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PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2008, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

31

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of December 31, 2008 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

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PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

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PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 anaylsis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the year ended December 31, 2008.

Other
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFunds’ VP financial statements and related disclosures.

3.	Investment Valuation Summary
The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:
• Level 1 – quoted prices in active markets for identical assets
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of December 31, 2008 for each ProFund VP based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP Small-Cap Value	$18,939,456	$—	$—	$186,000	$—	$19,125,456	$—
ProFund VP Japan	—	455,489	222	9,502,000	—	9,502,222	455,489
ProFund VP UltraMid-Cap	16,420,633	548,830	—	5,217,000	505,280	21,637,633	1,054,110
ProFund VP Oil & Gas	58,423,853	—	—	294,000	(2,399)	58,717,853	(2,399)

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

34

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. Prior to February 29, 2008, the Distributor received an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts for providing the distribution entity and infrastructure related platform. During the period from January 1, 2008 to February 28, 2008, the Distributor was paid its annual fee from fees already accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. Prior to May 1, 2008, for these services, each ProFund VP paid the Advisor a fee at the annual rate of 0.15% of its average daily net assets. Effective May 1, 2008, for these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $138,000 ($276,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended December 31, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the

35

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	Total

ProFund VP Small-Cap Value	$4,722	$64,946	$58,039	$127,707
ProFund VP Japan	5,380	—	9,750	15,130
ProFund VP UltraMid-Cap	—	14,268	38,323	52,591
ProFund VP Oil & Gas	62,332	45,630	122,160	230,122

For the year ended December 31, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Small-Cap Value	$4,466
ProFund VP Japan	2,831
ProFund VP UltraMid-Cap	7,127
ProFund VP Oil & Gas	29,197

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2008 were as follows:

	Purchases	Sales

ProFund VP Small-Cap Value	$143,367,817	$139,324,713
ProFund VP UltraMid-Cap	133,189,579	158,413,887
ProFund VP Oil & Gas	217,634,170	285,496,696

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

36

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and aProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires
	12/31/14	12/31/15	12/31/16	Total

ProFund VP Small Cap Value	$—	$—	$8,197,734	$8,197,734
ProFund VP Japan	1,864,158	5,078,522	7,199,827	14,142,507
ProFund VP UltraMid-Cap	—	757,453	24,203,287	24,960,740

As of the tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/13	Total

ProFund VP Japan	$436,173	$92,208	$—	$528,381
ProFund VP UltraMid-Cap	1,237,920	—	—	1,237,920
ProFund VP Oil & Gas	1,712,692	506,983	506,983	2,726,658

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Small-Cap Value	$—	$3,171,170	$3,171,170
ProFund VP Japan	1,770,821	—	1,770,821
ProFund VP UltraMid-Cap	399,998	—	399,998
ProFund VP Oil & Gas	1,331,546	8,149,659	9,481,205

37

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

The tax character of dividends paid to shareholders during the tax year ended December 31, 2007 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Small-Cap Value	$2,612,774	$3,076,187	$5,688,961
ProFund VP Japan	2,406,260	—	2,406,260
ProFund VP UltraMid-Cap	1,752,341	598,106	2,350,447
ProFund VP Oil & Gas	—	4,283,910	4,283,910

As of the tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Small-Cap Value	$81,880	$—	$—	$(8,197,734)	$(7,877,840)	$(15,993,694)
ProFund VP Japan	65,646	—	—	(14,670,888)	—	(14,605,242)
ProFund VP UltraMid-Cap	12,162	—	—	(26,198,660)	(1,199,543)	(27,386,041)
ProFund VP Oil & Gas	—	9,120,883	—	(2,726,658)	16,894,809	23,289,034

At December 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Small-Cap Value	$27,003,296	$3,241,212	$(11,119,052)	$(7,877,840)
ProFund VP Japan	9,502,540	—	—	—
ProFund VP UltraMid-Cap	23,342,456	2,370,940	(4,075,763)	(1,704,823)
ProFund VP Oil & Gas	41,820,645	26,414,474	(9,517,267)	16,897,208

38

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2008, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2009

39

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2008, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Small-Cap	21.51%
ProFund VP UltraMid-Cap	100.00%
ProFund VP Oil & Gas	100.00%

For the fiscal year ended December 31, 2008, the amount of long-term capital gain desginated by the Funds was as follows:
Long-Term
Capital Gain

ProFund VP Small-Cap Value	$3,171,170
ProFund VP Oil & Gas	8,149,659

40

PROFUNDS VP

Board Approval of Investment Advisory Agreements (unaudited)

At a meeting held on September 15, 2008, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) with respect to each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; and (ix) information regarding trade allocation and best execution. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreements with those under other investment advisory contracts; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the investment performance of the Funds and the Advisor; (v) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment Advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

41

PROFUNDS VP

Board Approval of Investment Advisory Agreements (continued) (unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee, if any. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2008. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2008. The Board further reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board considered certain non-advisory services provided to the Funds by the Advisor under a separate Management Services Agreement. The Board also considered indirect, or “fall-out” benefits that both the Advisor and ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, derived from their relationship to the Funds. In addition, the Board considered the payments by the Funds of Rule 12b-1 fees to financial institutions or securities industry professionals, including PDI.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it intends to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

42

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2008 and held for the entire period from July 1, 2008 through December 31, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Small-Cap Value	$1,000.00	$767.20	$7.24	1.63%
ProFund VP Japan	1,000.00	667.20	6.83	1.63%
ProFund VP UltraMid-Cap	1,000.00	369.90	5.61	1.63%
ProFund VP Oil & Gas	1,000.00	573.90	6.45	1.63%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Small-Cap Value	$1,000.00	$1,016.94	$8.26	1.63%
ProFund VP Japan	1,000.00	1,016.94	8.26	1.63%
ProFund VP UltraMid-Cap	1,000.00	1,016.94	8.26	1.63%
ProFund VP Oil & Gas	1,000.00	1,016.94	8.26	1.63%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

43

PROFUNDS VP

Trustees and Officers (unaudited)

Number of
		Term of		Portfolios* in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997 to	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		present	Managing Director	Trust (3);
Suite 1000			(May 2007 to present);	ProShares
Bethesda, MD 20814			Directorship	Trust (64)
Birth Date: 7/57			Search Group,
Inc. (Executive
Recruitment):
President (May
2004 to May 2007);
Managing Director
(March 1993 to April
2004).

Michael C. Wachs	Trustee	Indefinite;	AMC Delancey Group,	ProFunds (112);	AMC
c/o ProFunds		October	Inc. (Real Estate	Access One	Delancey
7501 Wisconsin Avenue,		1997 to	Development):	Trust (3);	Group, Inc.
Suite 1000		present	Executive Vice	ProShares
Bethesda, MD 20814			President (January 2001	Trust (64)
Birth Date: 10/61			to present).

Interested Trustee
Michael L. Sapir**	Trustee	Indefinite;	Chairman and Chief	ProFunds (112);	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the	Access One
Suite 1000		to present	Advisor (April 1997 to	Trust (3);
Bethesda, MD 20814			present); Chief	ProShares
Birth Date: 5/58			Executive Officer of ProShare	Trust (64)
Advisors LLC (November
2005 to present) and ProShare
Capital Management LLC
(June 2008 to present).

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite;	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor (April 1997 to
Bethesda, MD 20814			present); ProShare
Birth Date: 5/58			Advisors LLC (November
2005 to present);
ProShare Captial
Management LLC
(June 2008 to present).

Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to
Birth Date: 8/62			present) and ProShare
Capital Management LLC
(June 2008 to present).

44

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance Officer of the
Suite 1000			Advisor (October 2002 to
Bethesda, MD 20814			present); Counsel and
Birth Date: 10/58			Chief Compliance
Officer, ProShare
Advisors LLC (December
2004 to present); Chief
Compliance Officer of
the Distributor (March
2008 to present).

Stephenie E. Adams		Indefinite;	Vice President
7501 Wisconsin Avenue,	Acting Secretary	September 2007 to present	Corporate Development
Suite 1000	Assistant Secretary	April 2006 to September	of the Advisor (January
Bethesda, MD 20814		2007	2007 to present); Acting
Birth Date: 4/69			Secretary of ProShare
Advisors LLC (September
2007 to present);
Assistant Vice
President of the
Advisor (December 2002
to December 2006).

Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of
100 Summer Street,		December 2008 to present	Regulatory
Suite 1500			Administration,
Boston, MA 02110			Citi Fund Services
Birth Date: 9/70			Ohio, Inc.
(September 2008 to
present); Senior
Counsel, MetLife, Inc.
(October 2004 to
September 2008).

Troy A. Sheets	Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		June 2002 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 5/71			Ohio, Inc. (April 2002
to present).

Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		March 2006 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 11/63			Ohio, Inc. (September
1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

45

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the ProFunds VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFunds®

ProFunds are distributed by ProFunds Distributiors, Inc.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/08

Not just funds, ProFundsSM

Classic ProFunds VP
Bull
Mid-Cap
Small-Cap
NASDAQ-100
Small-Cap Value
Asia 30
Europe 30
International
Emerging Markets
Japan

Ultra ProFunds VP
UltraSmall-Cap

Inverse ProFunds VP
Short Small-Cap
Short NASDAQ-100
Short International
Short Emerging Markets

Sector ProFunds VP
Basic Materials
Consumer Services
Financials
Oil & Gas
Pharmaceuticals
Precious Metals
Telecommunications
Utilities

Non-Equity ProFunds VP
U.S. Government Plus
Falling U.S. Dollar

Money Market ProFund VP
Money Market

Annual Report
December 31, 2008

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
11	ProFund VP Mid-Cap
16	ProFund VP Small-Cap
28	ProFund VP NASDAQ-100
34	ProFund VP Small-Cap Value
43	ProFund VP Asia 30
49	ProFund VP Europe 30
55	ProFund VP International
60	ProFund VP Emerging Markets
65	ProFund VP Japan
70	ProFund VP UltraSmall-Cap
82	ProFund VP Short Small-Cap
87	ProFund VP Short NASDAQ-100
92	ProFund VP Short International
97	ProFund VP Short Emerging Markets
102	ProFund VP Basic Materials
108	ProFund VP Consumer Services
115	ProFund VP Financials
122	ProFund VP Oil & Gas
128	ProFund VP Pharmaceuticals
134	ProFund VP Precious Metals
139	ProFund VP Telecommunications
144	ProFund VP Utilities
150	ProFund VP U.S. Government Plus
155	ProFund VP Falling U.S. Dollar
161	ProFund VP Money Market

166	Notes to Financial Statements

180	Report of Independent Registered Public Accounting Firm

181	Additional Tax Information

182	Board Approval of Investment Advisory Agreements

184	Expense Examples

186	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds VP for the 12 months ended December 31, 2008.

Stocks hit hard across the board

The past 12 months have been extraordinary, with dramatic declines across virtually all equity market segments. U.S. large-cap stocks fell, with the S&P 500 Index® dropping 36.99%. The Russell 2000® Index, representing small-cap stocks, declined 33.80% and the S&P MidCap 400® Index dropped 36.24%. At the same time, stock market volatility reached extreme levels. The CBOE VIX, a well-known volatility index, reached an all-time high of 80.86 on November 20, 2008.

Nearly all U.S. sectors were hard hit during the period. Basic materials and financials fared worst, each dropping over 50%. Technology, real estate, industrials, and oil and gas each fell more than 35%. Telecommunications, consumer services, utilities, consumer goods and health care also saw significant declines. Only the relatively small biotechnology sector showed positive returns, posting a gain of 3.75%.

International equity indexes also suffered large declines. Developed markets outside the U.S. and Canada lost 43.38% of their value, as measured by the MSCI EAFE® Index. Emerging markets met a similar fate, dropping 48.94%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar strengthen

Investors’ increased desire for safety drove U.S. bonds higher, with the Long Bond gaining 41.81% and the 10-year Treasury adding 22.22% for the period. During the first quarter of 2008, the dollar lost 6.35% against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index. The dollar rose during the subsequent three quarters, more than offsetting the first quarter’s loss. For the full year, the dollar posted an overall gain of 5.99%.

Meeting investors’ needs in uncertain markets

In times like these, many investors are seeking ways to adjust or hedge their market exposures. We’re pleased that you have turned to ProFunds to help meet those needs, and we deeply appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman

All investment performance index figures above reflect total return performance. All sector performance figures above refer to Dow Jones Sector/Industry Indexes. The performance figures above for Treasurys refer to the Ryan Labs 30-year and 10-year indexes. You may not invest directly in an index.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as investment advice.

i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.[1] ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.[2]

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2008:[3]

•
Benchmark Performance:  The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•
The Impact of Leverage on the Funds’ Performance:  The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or greater than –100% of the daily performance of an index (i.e., the Ultra ProFunds VP, VP UltraShort Dow 30, VP UltraShort NASDAQ-100, VP U.S. Government Plus, and VP Rising Rates Opportunity) was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index (i.e. Classic ProFunds VP, VP Bear, VP Short Mid-Cap, VP Short Small Cap, VP Short Dow 30, VP Short NASDAQ-100, VP Short International, VP Short Emerging Markets and VP Falling U.S. Dollar). The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% (i.e., the Inverse ProFunds VP, VP Rising Rates Opportunity, and VP Falling U.S. Dollar) was inversely impacted by the daily performance of the Funds’ underlying indexes.

•
Compounding of Daily Returns and Volatility:  Leveraged and Inverse ProFunds VP are designed to provide either a positive or negative multiple of index performance on a daily basis (before fees and expenses). A common misconception is that the Funds also should provide 200%, –200%, –125% or –100% of index performance over longer periods, such as a week, month or year. However, Fund returns over longer periods are generally less than or greater than the returns that would result from such an expectation.

The hypothetical example below is illustrative. Fund XYZ seeks to double the daily performance of Index XYZ. On each day, Fund XYZ performs in line with its objective (200% of the index’s daily performance). You might expect that over the entire five-day period, the fund’s total return would be double that of the index, but that’s not the case. For the entire period, Index XYZ gained 5.1% while Fund XYZ gained only 9.8%.

		Index XYZ		Fund XYZ

		Level	Daily Performance	Daily Performance	Net Asset Value

	Start	100.0			$100.00
	Day 1	103.0	3.0%	6.0%	$106.00
	Day 2	99.9	–3.0%	–6.0%	$99.64
	Day 3	103.9	4.0%	8.0%	$107.61
	Day 4	101.3	–2.5%	–5.0%	$102.23
	Day 5	105.1	3.7%	7.4%	$109.80

	Total Return		5.1%	9.8%

This is due to several factors, but a significant one is index volatility and its effect on fund compounding. In general, periods of higher index volatility will cause the effect of compounding to be more pronounced, while periods of lower index volatility will produce a more muted or even positive effect.

Index volatility measures how much an index’s value fluctuates, in either direction, over time. A higher volatility means that the index has experienced more dramatic changes in value. A lower volatility means that the index has changed at a steadier pace.

[1]	Other than ProFund VP Money Market.
[2]
A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance does not guarantee future results.
[4]
Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

To demonstrate this point, in the example above let’s compare Fund XYZ from the previous example to the less volatile (and also hypothetical) Fund ABC, designed to double (200%) the daily performance of Index ABC. At left, the steady uptrend of Index ABC led to a compounding effect (magnified gains upon gains) in Fund ABC that more than doubled the index’s return (10.4% vs. 5.1%). At right, the more volatile Index XYZ led to magnified fund gains and losses, producing less than 200% (9.8% vs. 5.1%). (Remember, you can’t invest directly in an index, and hypothetical fund performance does not reflect fund fees and expenses.)

In the end, the Funds are designed to accomplish their objectives on a daily basis. As a result, you shouldn’t expect the Funds to provide 200%, –200%, –125% or –100% of index performance over longer periods. If you’re interested in more details about the Funds’ longer-term performance, please see the description of correlation risk in the Funds’ prospectus. In addition the Funds’ statement of additional information, contains a deeper discussion of the factors that affect the Funds’ longer-term performance, including three tables that estimate one-year fund performance based on index behavior.

•
Cost of Obtaining Leverage and Inverse Exposure:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•
Equity Dividends and Bond Yields:  The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

Market Conditions Affecting Benchmark and Fund Performance - All ProFunds VP

General Factors Affecting Benchmark and Fund Performance

Below we review general economic factors and market events, as well as index performance, for the entire year of 2008.

Economy

The U.S. economy faced many challenges over the course of the year and the financial markets were under considerable stress. The housing market contraction and the deteriorating performance of subprime mortgages led to a global credit crisis. Consumer confidence dropped significantly and the unemployment rate rose to 7.2% in December. Gross Domestic Product (GDP) growth declined, going from a growth rate of 0.9% for the first quarter of 2008 to a decrease of –0.5% in the third quarter 2008.

The continued decline of the U.S. housing market triggered rising rates of default and foreclosures. Those companies holding portfolios of difficult to value mortgage backed securities (residential and commercial) were forced to take significant write-downs which affected their own creditworthiness. Much of the depreciating equity values within the financial sector can be attributed to the discount that investors were placing on the mortgage related holdings of these companies. The risk of not knowing the true breadth of the quality and size of these loan portfolios has caused a dramatic sell off in the financial sector. A reassessment of credit risk throughout all asset classes caused credit spreads to widen which made it more difficult and expensive for individuals and small business to borrow and for the latter to expand operations.

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Consequently, in March the Federal Reserve intervened to help facilitate the bailout of Bear Stearns, the nation’s fifth largest investment bank. In September the U.S. Treasury Department placed both Fannie Mae and Freddie Mac under the control of a conservatorship, a measure similar to Chapter 11 bankruptcy reorganization, and Lehman Brothers Holdings filed for bankruptcy.

To help mitigate the impact of these factors on economic activity, the Federal Reserve deployed a range of policy tools. Most notably, the Federal Open Market Committee reduced its target for the federal funds rate by more than 400 basis points to an all time low of between 0% and 0.25% by year end. The government also passed the Economic Stimulus Act of 2008 which provided mainly tax rebates and tax incentives in the order of $152 billion.

With the accelerating financial market crises in 2008, investors increasingly sought the perceived safety of Treasury bills, money market funds, and other ultra-secure government-related paper. The yield on the 10-year Treasury note declined to 2.25% from 4.03%, while the yield on the 30-year bond dropped to 2.67% from 4.46%. This demand for dollar denominated US Government Treasury securities sent the dollar higher verses every currency in the US Dollar Index except the Japanese Yen. The crisis of confidence in the global financial system caused the unwind of the Yen carry trade leaving the Yen to finish at historic highs verses the dollar.

The dramatic rise of energy prices and commodities over the first half of 2008 drove the Consumer Price Index (CPI) to an all time high in July to 219.96. 5.6% higher than the year before. On Jan. 2, the first trading day of the year, crude-oil futures touched $100/barrel and peaked in July at $147/barrel. Demand then weakened for most commodities as the financial crisis spread and tipped many world economies into recession. In December the CPI was back to 0.1% and crude-oil futures were at $44.60/barrel.

Index Performance5

For the one year period ending December 31, 2008, the U.S. equity market posted negative returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index, was down –36.99% for the period, its worst annual percentage decline since 1937. The S&P MidCap 400 Index declined –36.24%, the Dow Jones Industrial Average declined –31.92%, the Russell 2000 Index declined –33.80%, and the NASDAQ-100 declined –41.57% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Biotechnology had a positive performance in 2008, posting a return of +3.75%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Pharmaceuticals (–18.15%), Health Care (–22.80%), Consumer Goods (–25.69%), and Precious Metals (–28.84%). Sectors substantially underperforming the broad market were Basic Materials (–50.82%), Financials (–50.40%), Semiconductor (–49.15%), and Banks (–45.15%). The remainder of the sectors posted less dramatic returns. Outperforming the S&P 500 were Utilities (–30.25%), Consumer Services (–30.82%), Telecommunications (–32.93%), and Oil & Gas (–35.77%). Underperforming the S&P 500 were Internet (–43.77%), Technology (–42.87%), Real Estate (–40.07%), and Industrial (–39.55%). Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced negative returns. Based on these indices, SmallCap performed relatively better than MidCap and LargeCap this year: SmallCap Growth –32.84% and SmallCap Value –29.50% verses MidCap Growth –37.58%, MidCap Value –34.79%, S&P 500 Growth –34.91%, and S&P 500 Value –39.19%.

International equity markets were not immune to the global credit crisis. In Asia, Japan’s Nikkei 225 Index was down -26.47% in U.S. Dollar terms (–41.11% in yen terms). The ProFunds Asia 30 Index fell –51.24%. Emerging Markets posted a loss; The Bank of New York Mellon’s Emerging Market 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was down –48.94%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., lost –43.38%, assuming net dividends reinvestment. The ProFund Europe 30 Index was down –44.87%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +41.81. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up 5.99% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year 2008 was 41.16%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Consumer Goods Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return	Volatility

Dow Jones U.S. Banks Index	–45.15%	78.80%
Dow Jones U.S. Real Estate Index	–40.07%	77.05%
Dow Jones Precious Metals Index	–28.84%	75.43%
Dow Jones U.S. Financials Index	–50.40%	68.73%
Bank of New York Mellon Emerging Markets 50 ADR Index	–48.94%	64.19%
ProFunds Asia 30 Index	–51.24%	60.89%
Dow Jones U.S. Basic Materials Index	–50.82%	59.29%
Dow Jones U.S. Oil & Gas Index	–35.77%	59.27%
Dow Jones U.S. Semiconductors Index	–49.15%	47.92%
Russell 2000 Index	–33.80%	46.75%
S&P SmallCap 600/Citigroup Value Index	–29.50%	46.66%
Dow Jones Composite Internet Index	–43.77%	46.49%
ProFunds Europe 30 Index	–44.87%	46.20%
Nikkei 225 Stock Average[6]	–26.47%	46.05%
S&P MidCap 400/ Citigroup Value Index	–34.79%	44.88%
Dow Jones U.S. Telecommunications Index	–32.93%	44.71%
S&P 500/Citigroup Value Index	–39.19%	44.45%
S&P MidCap 400 Index	–36.24%	43.39%
NASDAQ–100 Index	–41.57%	42.41%
S&P MidCap 400/Citigroup Growth Index	–37.58%	42.37%
Dow Jones U.S. Technology Index	–42.87%	41.20%
S&P 500 Index	–36.99%	41.16%
Dow Jones U.S. Industrials Index	–39.55%	41.09%
S&P SmallCap 600/Citigroup Growth Index	–32.84%	40.95%
Dow Jones U.S. Consumer Services Index	–30.82%	39.58%
S&P 500/Citigroup Growth Index	–34.91%	39.38%
Dow Jones U.S. Utilities Index	–30.25%	38.06%
Dow Jones Industrial Average	–31.92%	37.91%
MSCI EAFE Index	–43.38%	36.49%
Dow Jones U.S. Biotechnology Index	3.75%	33.92%
Dow Jones U.S. Pharmaceuticals Index	–18.15%	31.52%
Dow Jones U.S. Health Care Index	–22.80%	31.02%
Dow Jones U.S. Consumer Goods Index	–25.69%	30.13%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 4.49% at the beginning of the year, dropping to 0.39% at the end of the period. Each Ultra ProFund VP essentially pays one-times this rate plus a spread, while each Short, Inverse VP, and UltraShort ProFunds VP essentially receives two and three-time this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).
[6]	U.S. Dollar terms

v

ProFund VP Bull

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2008, the Fund had a total return of –37.67%, compared to a total return of –36.99%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wal-Mart Stores Inc (+17.95%), Wells Fargo & Co (–2.35%) and Johnson & Johnson (–10.30%), while the bottom three performers in this group were General Electric Co (–56.30%), Microsoft Corp (–45.39%), and AT&T Inc (–31.42%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from May 1, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Bull	5/1/2001	–37.67%	–3.89%	–4.49%	1.67%	1.63%

S&P 500 Index	5/1/2001	–36.99%	–2.19%	–2.54%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	87%
Futures Contracts	15%

Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	4.5%
Procter & Gamble Co.	2.0%
General Electric Co.	1.9%
AT&T, Inc.	1.9%
Johnson & Johnson	1.8%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	27%
Energy	13%
Financial	13%
Communications	11%
Industrial	11%
Technology	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks (87.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	5,418	$311,752
Abbott Laboratories (Pharmaceuticals)	12,096	645,564
Abercrombie & Fitch Co.—Class A (Retail)	672	15,503
Adobe Systems, Inc.* (Software)	4,158	88,524
Advanced Micro Devices, Inc.* (Semiconductors)	4,746	10,251
Aetna, Inc. (Healthcare-Services)	3,612	102,942
Affiliated Computer Services, Inc.—Class A* (Computers)	756	34,738
AFLAC, Inc. (Insurance)	3,654	167,499
Agilent Technologies, Inc.* (Electronics)	2,730	42,670
Air Products & Chemicals, Inc. (Chemicals)	1,638	82,342
AK Steel Holding Corp. (Iron/Steel)	882	8,220
Akamai Technologies, Inc.* (Internet)	1,302	19,647
Alcoa, Inc. (Mining)	6,258	70,465
Allegheny Energy, Inc. (Electric)	1,302	44,086
Allegheny Technologies, Inc. (Iron/Steel)	756	19,301
Allergan, Inc. (Pharmaceuticals)	2,394	96,526
Allstate Corp. (Insurance)	4,200	137,592
Altera Corp. (Semiconductors)	2,310	38,600
Altria Group, Inc. (Agriculture)	16,086	242,255
Amazon.com, Inc.* (Internet)	2,520	129,226
Ameren Corp. (Electric)	1,638	54,480
American Capital, Ltd. (Investment Companies)	1,596	5,171
American Electric Power, Inc. (Electric)	3,150	104,832
American Express Co. (Diversified Financial Services)	9,030	167,507
American International Group, Inc. (Insurance)	21,000	32,970
American Tower Corp.* (Telecommunications)	3,108	91,127
Ameriprise Financial, Inc. (Diversified Financial Services)	1,680	39,245
AmerisourceBergen Corp. (Pharmaceuticals)	1,218	43,434
Amgen, Inc.* (Biotechnology)	8,274	477,823
Amphenol Corp.—Class A (Electronics)	1,386	33,236
Anadarko Petroleum Corp. (Oil & Gas)	3,570	137,624
Analog Devices, Inc. (Semiconductors)	2,268	43,137
AON Corp. (Insurance)	2,100	95,928
Apache Corp. (Oil & Gas)	2,604	194,076
Apartment Investment and Management Co.—Class A (REIT)	873	10,083
Apollo Group, Inc.—Class A* (Commercial Services)	840	64,361
Apple Computer, Inc.* (Computers)	6,930	591,475
Applied Materials, Inc. (Semiconductors)	10,458	105,940
Archer-Daniels-Midland Co. (Agriculture)	4,998	144,092
Assurant, Inc. (Insurance)	924	27,720
AT&T, Inc. (Telecommunications)	45,990	1,310,715
Autodesk, Inc.* (Software)	1,764	34,663
Automatic Data Processing, Inc. (Software)	3,948	155,314
AutoNation, Inc.* (Retail)	840	8,299
AutoZone, Inc.* (Retail)	294	41,004
Avalonbay Communities, Inc. (REIT)	588	35,621
Avery Dennison Corp. (Household Products/Wares)	840	27,493
Avon Products, Inc. (Cosmetics/Personal Care)	3,318	79,732
Baker Hughes, Inc. (Oil & Gas Services)	2,394	76,776
Ball Corp. (Packaging & Containers)	756	31,442
Bank of America Corp. (Banks)	50,400	709,632
Bank of New York Mellon Corp. (Banks)	8,946	253,440
Bard (C.R.), Inc. (Healthcare-Products)	756	63,701
Baxter International, Inc. (Healthcare-Products)	4,830	258,840
BB&T Corp. (Banks)	4,326	118,792
Becton, Dickinson & Co. (Healthcare-Products)	1,890	129,257
Bed Bath & Beyond, Inc.* (Retail)	2,016	51,247
Bemis Co., Inc. (Packaging & Containers)	798	18,897
Best Buy Co., Inc. (Retail)	2,646	74,379
Big Lots, Inc.* (Retail)	630	9,129
Biogen Idec, Inc.* (Biotechnology)	2,268	108,025
BJ Services Co. (Oil & Gas Services)	2,268	26,468
Black & Decker Corp. (Hand/Machine Tools)	462	19,316
BMC Software, Inc.* (Software)	1,470	39,558
Boeing Co. (Aerospace/Defense)	5,712	243,731
Boston Properties, Inc. (REIT)	924	50,820
Boston Scientific Corp.* (Healthcare-Products)	11,718	90,697
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,456	359,352
Broadcom Corp.—Class A* (Semiconductors)	3,486	59,157
Brown-Forman Corp. (Beverages)	756	38,926
Burlington Northern Santa Fe Corp. (Transportation)	2,184	165,351
C.H. Robinson Worldwide, Inc. (Transportation)	1,302	71,649
CA, Inc. (Software)	3,066	56,813
Cabot Oil & Gas Corp. (Oil & Gas)	798	20,748
Cameron International Corp.* (Oil & Gas Services)	1,722	35,301
Campbell Soup Co. (Food)	1,596	47,896

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

Capital One Financial Corp. (Diversified Financial Services)	3,066	$97,775
Cardinal Health, Inc. (Pharmaceuticals)	2,814	96,999
Carnival Corp.—Class AADR (Leisure Time)	3,402	82,737
Caterpillar, Inc. (Machinery-Construction & Mining)	4,704	210,128
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,722	7,439
CBS Corp.—Class B (Media)	5,292	43,341
Celgene Corp.* (Biotechnology)	3,570	197,350
CenterPoint Energy, Inc. (Electric)	2,688	33,923
Centex Corp. (Home Builders)	966	10,278
CenturyTel, Inc. (Telecommunications)	798	21,809
Cephalon, Inc.* (Pharmaceuticals)	546	42,064
CF Industries Holdings, Inc. (Chemicals)	462	22,712
Chesapeake Energy Corp. (Oil & Gas)	4,200	67,914
ChevronTexaco Corp. (Oil & Gas)	15,834	1,171,241
Chubb Corp. (Insurance)	2,772	141,372
Ciena Corp.* (Telecommunications)	714	4,784
CIGNA Corp. (Insurance)	2,142	36,093
Cincinnati Financial Corp. (Insurance)	1,260	36,628
Cintas Corp. (Textiles)	1,008	23,416
Cisco Systems, Inc.* (Telecommunications)	45,696	744,845
CIT Group, Inc. (Diversified Financial Services)	2,226	10,106
Citigroup, Inc. (Diversified Financial Services)	42,504	285,202
Citrix Systems, Inc.* (Software)	1,428	33,658
Clorox Co. (Household Products/Wares)	1,092	60,672
CME Group, Inc. (Diversified Financial Services)	504	104,887
CMS Energy Corp. (Electric)	1,764	17,816
Coach, Inc.* (Apparel)	2,562	53,213
Coca-Cola Co. (Beverages)	15,540	703,496
Coca-Cola Enterprises, Inc. (Beverages)	2,478	29,810
Cognizant Technology Solutions Corp.* (Computers)	2,268	40,960
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,948	270,596
Comcast Corp.—Special Class A (Media)	22,470	379,294
Comerica, Inc. (Banks)	1,176	23,344
Computer Sciences Corp.* (Computers)	1,176	41,325
Compuware Corp.* (Software)	1,932	13,041
ConAgra Foods, Inc. (Food)	3,486	57,519
ConocoPhillips (Oil & Gas)	11,634	602,641
CONSOL Energy, Inc. (Coal)	1,428	40,812
Consolidated Edison, Inc. (Electric)	2,142	83,388
Constellation Brands, Inc.* (Beverages)	1,512	23,844
Constellation Energy Group, Inc. (Electric)	1,386	34,775
Convergys Corp.* (Commercial Services)	966	6,192
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,344	39,285
Corning, Inc. (Telecommunications)	12,138	115,675
Costco Wholesale Corp. (Retail)	3,360	176,400
Coventry Health Care, Inc.* (Healthcare-Services)	1,176	17,499
Covidien, Ltd.ADR (Healthcare-Products)	3,948	143,076
CSX Corp. (Transportation)	3,066	99,553
Cummins, Inc. (Machinery-Diversified)	1,554	41,538
CVS Corp. (Retail)	11,214	322,290
D.R. Horton, Inc. (Home Builders)	2,142	15,144
Danaher Corp. (Miscellaneous Manufacturing)	2,016	114,126
Darden Restaurants, Inc. (Retail)	1,092	30,773
DaVita, Inc.* (Healthcare-Services)	798	39,557
Dean Foods Co.* (Food)	1,218	21,887
Deere & Co. (Machinery-Diversified)	3,318	127,146
Dell, Inc.* (Computers)	13,524	138,486
DENTSPLY International, Inc. (Healthcare-Products)	1,176	33,210
Developers Diversified Realty Corp. (REIT)	924	4,509
Devon Energy Corp. (Oil & Gas)	3,444	226,305
DIRECTV Group, Inc.* (Media)	4,242	97,184
Discover Financial Services (Diversified Financial Services)	3,738	35,623
Dominion Resources, Inc. (Electric)	4,536	162,570
Dover Corp. (Miscellaneous Manufacturing)	1,470	48,392
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,974	32,078
DTE Energy Co. (Electric)	1,260	44,944
Duke Energy Corp. (Electric)	9,870	148,149
Dun & Bradstreet Corp. (Software)	420	32,424
Dynegy, Inc.—Class A* (Electric)	3,948	7,896
E* TRADE Financial Corp.* (Diversified Financial Services)	4,410	5,072
E.I. du Pont de Nemours & Co. (Chemicals)	7,056	178,517
Eastman Chemical Co. (Chemicals)	546	17,314
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,100	13,818
Eaton Corp. (Miscellaneous Manufacturing)	1,302	64,722
eBay, Inc.* (Internet)	8,358	116,678
Ecolab, Inc. (Chemicals)	1,302	45,765
Edison International (Electric)	2,562	82,291
El Paso Corp. (Pipelines)	5,460	42,752
Electronic Arts, Inc.* (Software)	2,520	40,421
Eli Lilly & Co. (Pharmaceuticals)	7,812	314,589
Embarq Corp. (Telecommunications)	1,092	39,268
EMC Corp.* (Computers)	15,918	166,661
Emerson Electric Co. (Electrical Components & Equipment)	6,006	219,880
Ensco International, Inc. (Oil & Gas)	1,092	31,002
Entergy Corp. (Electric)	1,470	122,201
EOG Resources, Inc. (Oil & Gas)	1,932	128,633
Equifax, Inc. (Commercial Services)	966	25,618
Equitable Resources, Inc. (Pipelines)	1,008	33,818
Equity Residential Properties Trust (REIT)	2,142	63,874
Exelon Corp. (Electric)	5,124	284,946
Expedia, Inc.* (Internet)	1,638	13,497
Expeditors International of Washington, Inc. (Transportation)	1,638	54,496
Express Scripts, Inc.* (Pharmaceuticals)	1,932	106,221
Exxon Mobil Corp. (Oil & Gas)	39,690	3,168,453
Family Dollar Stores, Inc. (Retail)	1,092	28,468
Fastenal Co. (Distribution/Wholesale)	1,008	35,129
Federated Investors, Inc.—Class B (Diversified Financial Services)	672	11,397
FedEx Corp. (Transportation)	2,436	156,269
Fidelity National Information Services, Inc. (Software)	1,470	23,917
Fifth Third Bancorp (Banks)	4,494	37,120
First Horizon National Corp. (Banks)	1,623	17,155
FirstEnergy Corp. (Electric)	2,394	116,301
Fiserv, Inc.* (Software)	1,260	45,826
FLIR Systems, Inc.* (Electronics)	1,050	32,214
Flowserve Corp. (Machinery-Diversified)	462	23,793
Fluor Corp. (Engineering & Construction)	1,428	64,074
Ford Motor Co.* (Auto Manufacturers)	18,648	42,704
Forest Laboratories, Inc.* (Pharmaceuticals)	2,352	59,905
Fortune Brands, Inc. (Household Products/Wares)	1,176	48,545
FPL Group, Inc. (Electric)	3,192	160,653
Franklin Resources, Inc. (Diversified Financial Services)	1,176	75,005
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,940	71,854
Frontier Communications Corp. (Telecommunications)	2,436	21,291
GameStop Corp.—Class A* (Retail)	1,260	27,292
Gannett Co., Inc. (Media)	1,764	14,112
General Dynamics Corp. (Aerospace/Defense)	3,024	174,152
General Electric Co. (Miscellaneous Manufacturing)	81,942	1,327,460
General Mills, Inc. (Food)	2,604	158,193

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

General Motors Corp. (Auto Manufacturers)	4,746	$15,187
Genuine Parts Co. (Distribution/Wholesale)	1,260	47,704
Genworth Financial, Inc.—Class A (Diversified Financial Services)	3,360	9,509
Genzyme Corp.* (Biotechnology)	2,100	139,377
Gilead Sciences, Inc.* (Pharmaceuticals)	7,182	367,287
Goodrich Corp. (Aerospace/Defense)	966	35,761
Google, Inc.—Class A* (Internet)	1,848	568,537
H & R Block, Inc. (Commercial Services)	2,646	60,117
Halliburton Co. (Oil & Gas Services)	6,972	126,751
Harley-Davidson, Inc. (Leisure Time)	1,806	30,648
Harman International Industries, Inc. (Home Furnishings)	462	7,729
Harris Corp. (Telecommunications)	1,050	39,953
Hartford Financial Services Group, Inc. (Insurance)	2,352	38,620
Hasbro, Inc. (Toys/Games/Hobbies)	966	28,178
HCP, Inc. (REIT)	1,974	54,818
Heinz (H.J.) Co. (Food)	2,436	91,594
Hess Corp. (Oil & Gas)	2,226	119,403
Hewlett-Packard Co. (Computers)	19,110	693,502
Home Depot, Inc. (Retail)	13,230	304,555
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,670	186,146
Hospira, Inc.* (Pharmaceuticals)	1,260	33,793
Host Marriott Corp. (REIT)	4,074	30,840
Hudson City Bancorp, Inc. (Savings & Loans)	4,074	65,021
Humana, Inc.* (Healthcare-Services)	1,302	48,539
Huntington Bancshares, Inc. (Banks)	2,856	21,877
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,066	107,463
IMS Health, Inc. (Software)	1,428	21,648
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	2,478	42,993
Integrys Energy Group, Inc. (Electric)	588	25,272
Intel Corp. (Semiconductors)	43,386	636,039
IntercontinentalExchange, Inc.* (Diversified Financial Services)	546	45,012
International Business Machines Corp. (Computers)	10,500	883,680
International Flavors & Fragrances, Inc. (Chemicals)	630	18,724
International Game Technology (Entertainment)	2,310	27,466
International Paper Co. (Forest Products & Paper)	3,318	39,152
Interpublic Group of Cos., Inc.* (Advertising)	3,738	14,802
Intuit, Inc.* (Software)	2,478	58,952
Intuitive Surgical, Inc.* (Healthcare-Products)	294	37,335
Invesco, Ltd.ADR (Diversified Financial Services)	3,024	43,667
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,428	65,674
J.C. Penney Co., Inc. (Retail)	1,722	33,923
J.P. Morgan Chase & Co. (Diversified Financial Services)	29,106	917,712
Jabil Circuit, Inc. (Electronics)	1,638	11,057
Jacobs Engineering Group, Inc.* (Engineering & Construction)	966	46,465
Janus Capital Group, Inc. (Diversified Financial Services)	1,218	9,781
JDS Uniphase Corp.* (Telecommunications)	1,722	6,285
JM Smucker Co. (Food)	924	40,065
Johnson & Johnson (Healthcare-Products)	21,630	1,294,123
Johnson Controls, Inc. (Auto Parts & Equipment)	4,620	83,899
Jones Apparel Group, Inc. (Apparel)	630	3,692
Juniper Networks, Inc.* (Telecommunications)	4,116	72,071
KB Home (Home Builders)	588	8,009
Kellogg Co. (Food)	1,974	86,560
KeyCorp (Banks)	3,864	32,921
Kimberly-Clark Corp. (Household Products/Wares)	3,234	170,561
Kimco Realty Corp. (REIT)	1,806	33,014
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,932	20,518
KLA - Tencor Corp. (Semiconductors)	1,302	28,371
Kohls Corp.* (Retail)	2,394	86,663
Kraft Foods, Inc. (Food)	11,466	307,862
Kroger Co. (Food)	5,082	134,216
L-3 Communications Holdings, Inc. (Aerospace/Defense)	924	68,173
Laboratory Corp. of America Holdings* (Healthcare-Services)	840	54,104
Legg Mason, Inc. (Diversified Financial Services)	1,092	23,926
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,218	18,501
Lender Processing Services, Inc. (Diversified Financial Services)	656	19,319
Lennar Corp.—Class A (Home Builders)	1,092	9,468
Leucadia National Corp.* (Holding Companies-Diversified)	1,386	27,443
Lexmark International, Inc.—Class A* (Computers)	630	16,947
Life Technologies Corp.* (Biotechnology)	1,344	31,329
Limited, Inc. (Retail)	2,100	21,084
Lincoln National Corp. (Insurance)	2,016	37,981
Linear Technology Corp. (Semiconductors)	1,722	38,091
Lockheed Martin Corp. (Aerospace/Defense)	2,604	218,944
Loews Corp. (Insurance)	2,814	79,496
Lorillard, Inc. (Agriculture)	1,302	73,368
Lowe’s Cos., Inc. (Retail)	11,424	245,844
LSI Logic Corp.* (Semiconductors)	5,040	16,582
M&T Bank Corp. (Banks)	588	33,757
Macy’s, Inc. (Retail)	3,276	33,907
Manitowoc Co. (Machinery-Diversified)	1,008	8,729
Marathon Oil Corp. (Oil & Gas)	5,502	150,535
Marriott International, Inc.—Class A (Lodging)	2,268	44,113
Marsh & McLennan Cos., Inc. (Insurance)	4,032	97,857
Marshall & Ilsley Corp. (Banks)	2,016	27,498
Masco Corp. (Building Materials)	2,814	31,320
Massey Energy Co. (Coal)	672	9,267
MasterCard, Inc.—Class A (Software)	546	78,040
Mattel, Inc. (Toys/Games/Hobbies)	2,814	45,024
MBIA, Inc.* (Insurance)	1,470	5,983
McAfee, Inc.* (Internet)	1,134	39,202
McCormick & Co., Inc. (Food)	1,008	32,115
McDonald’s Corp. (Retail)	8,694	540,680
McGraw-Hill Cos., Inc. (Media)	2,436	56,491
McKesson Corp. (Commercial Services)	2,142	82,960
MeadWestvaco Corp. (Forest Products & Paper)	1,344	15,039
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,906	163,700
Medtronic, Inc. (Healthcare-Products)	8,736	274,485
MEMC Electronic Materials, Inc.* (Semiconductors)	1,764	25,190
Merck & Co., Inc. (Pharmaceuticals)	16,506	501,782
Meredith Corp. (Media)	294	4,922
MetLife, Inc. (Insurance)	6,174	215,226
Microchip Technology, Inc. (Semiconductors)	1,428	27,889
Micron Technology, Inc.* (Semiconductors)	5,964	15,745
Microsoft Corp. (Software)	59,682	1,160,218
Millipore Corp.* (Biotechnology)	420	21,638
Molex, Inc. (Electrical Components & Equipment)	1,092	15,823
Molson Coors Brewing Co.—Class B (Beverages)	1,176	57,530
Monsanto Co. (Agriculture)	4,284	301,379
Monster Worldwide, Inc.* (Internet)	966	11,679
Moody’s Corp. (Commercial Services)	1,512	30,376
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,274	132,715
Motorola, Inc. (Telecommunications)	17,682	78,331
Murphy Oil Corp. (Oil & Gas)	1,470	65,195

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

Mylan Laboratories, Inc.* (Pharmaceuticals)	2,394	$23,677
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,226	26,645
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,050	25,946
National Semiconductor Corp. (Semiconductors)	1,512	15,226
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,276	80,065
NetApp, Inc.* (Computers)	2,562	35,791
Newell Rubbermaid, Inc. (Housewares)	2,142	20,949
Newmont Mining Corp. (Mining)	3,528	143,590
News Corp.—Class A (Media)	17,934	163,020
Nicor, Inc. (Gas)	336	11,673
NIKE, Inc.—Class B (Apparel)	3,066	156,366
NiSource, Inc. (Electric)	2,142	23,498
Noble Corp.ADR (Oil & Gas)	2,058	45,399
Noble Energy, Inc. (Oil & Gas)	1,344	66,152
Nordstrom, Inc. (Retail)	1,260	16,771
Norfolk Southern Corp. (Transportation)	2,898	136,351
Northern Trust Corp. (Banks)	1,722	89,785
Northrop Grumman Corp. (Aerospace/Defense)	2,562	115,392
Novell, Inc.* (Software)	2,688	10,456
Novellus Systems, Inc.* (Semiconductors)	756	9,329
Nucor Corp. (Iron/Steel)	2,436	112,543
NVIDIA Corp.* (Semiconductors)	4,200	33,894
NYSE Euronext (Diversified Financial Services)	2,058	56,348
Occidental Petroleum Corp. (Oil & Gas)	6,300	377,937
Office Depot, Inc.* (Retail)	2,142	6,383
Omnicom Group, Inc. (Advertising)	2,436	65,577
Oracle Corp.* (Software)	30,576	542,112
Owens-Illinois, Inc.* (Packaging & Containers)	1,260	34,436
PACCAR, Inc. (Auto Manufacturers)	2,814	80,480
Pactiv Corp.* (Packaging & Containers)	1,008	25,079
Pall Corp. (Miscellaneous Manufacturing)	924	26,269
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,260	53,600
Patriot Coal Corp.* (Coal)	566	3,538
Patterson Cos., Inc.* (Healthcare-Products)	714	13,388
Paychex, Inc. (Commercial Services)	2,520	66,226
Peabody Energy Corp. (Coal)	2,100	47,775
People’s United Financial, Inc. (Banks)	2,730	48,676
Pepco Holdings, Inc. (Electric)	1,680	29,837
PepsiCo, Inc. (Beverages)	12,138	664,798
PerkinElmer, Inc. (Electronics)	924	12,853
Pfizer, Inc. (Pharmaceuticals)	52,626	932,006
PG&E Corp. (Electric)	2,814	108,930
Philip Morris International, Inc. (Commercial Services)	15,792	687,110
Pinnacle West Capital Corp. (Electric)	798	25,640
Pioneer Natural Resources Co. (Oil & Gas)	924	14,950
Pitney Bowes, Inc. (Office/Business Equipment)	1,596	40,666
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,302	45,231
PNC Financial Services Group (Banks)	3,192	156,408
Polo Ralph Lauren Corp. (Apparel)	420	19,072
PPG Industries, Inc. (Chemicals)	1,302	55,244
PPL Corp. (Electric)	2,940	90,229
Praxair, Inc. (Chemicals)	2,394	142,108
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,092	64,952
Principal Financial Group, Inc. (Insurance)	2,016	45,501
Procter & Gamble Co. (Cosmetics/Personal Care)	23,310	1,441,024
Progress Energy, Inc. (Electric)	2,058	82,011
Progressive Corp. (Insurance)	5,292	78,375
ProLogis (REIT)	2,058	28,586
Prudential Financial, Inc. (Insurance)	3,318	100,403
Public Service Enterprise Group, Inc. (Electric)	3,948	115,163
Public Storage, Inc. (REIT)	966	76,797
Pulte Homes, Inc. (Home Builders)	1,680	18,362
QLogic Corp.* (Semiconductors)	1,008	13,548
Qualcomm, Inc. (Telecommunications)	12,936	463,497
Quest Diagnostics, Inc. (Healthcare-Services)	1,218	63,226
Questar Corp. (Pipelines)	1,344	43,935
Qwest Communications International, Inc. (Telecommunications)	11,424	41,583
R.R. Donnelley & Sons Co. (Commercial Services)	1,596	21,674
RadioShack Corp. (Retail)	966	11,534
Range Resources Corp. (Oil & Gas)	1,218	41,887
Raytheon Co. (Aerospace/Defense)	3,234	165,063
Regions Financial Corp. (Banks)	5,418	43,127
Republic Services, Inc. (Environmental Control)	2,520	62,471
Reynolds American, Inc. (Agriculture)	1,302	52,484
Robert Half International, Inc. (Commercial Services)	1,218	25,359
Rockwell Collins, Inc. (Aerospace/Defense)	1,218	47,612
Rockwell International Corp. (Machinery-Diversified)	1,092	35,206
Rohm & Haas Co. (Chemicals)	966	59,689
Rowan Cos., Inc. (Oil & Gas)	882	14,024
Ryder System, Inc. (Transportation)	420	16,288
Safeway, Inc. (Food)	3,360	79,867
Salesforce.com, Inc.* (Software)	798	25,544
SanDisk Corp.* (Computers)	1,764	16,934
Sara Lee Corp. (Food)	5,502	53,865
SCANA Corp. (Electric)	882	31,399
Schering-Plough Corp. (Pharmaceuticals)	12,684	216,009
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,324	394,685
Scripps Networks Interactive—Class A (Entertainment)	714	15,708
Sealed Air Corp. (Packaging & Containers)	1,218	18,197
Sears Holdings Corp.* (Retail)	420	16,325
Sempra Energy (Gas)	1,890	80,571
Sherwin-Williams Co. (Chemicals)	756	45,171
Sigma-Aldrich Corp. (Chemicals)	966	40,804
Simon Property Group, Inc. (REIT)	1,764	93,721
SLM Corp.* (Diversified Financial Services)	3,654	32,521
Smith International, Inc. (Oil & Gas Services)	1,722	39,417
Snap-on, Inc. (Hand/Machine Tools)	462	18,194
Southern Co. (Electric)	6,048	223,776
Southwest Airlines Co. (Airlines)	5,754	49,599
Southwestern Energy Co.* (Oil & Gas)	2,688	77,871
Sovereign Bancorp, Inc.* (Savings & Loans)	4,242	12,641
Spectra Energy Corp. (Pipelines)	4,788	75,363
Sprint Nextel Corp.* (Telecommunications)	22,302	40,813
St. Jude Medical, Inc.* (Healthcare-Products)	2,688	88,596
Staples, Inc. (Retail)	5,586	100,101
Starbucks Corp.* (Retail)	5,754	54,433
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,428	25,561
State Street Corp. (Banks)	3,360	132,149
Stericycle, Inc.* (Environmental Control)	672	34,998
Stryker Corp. (Healthcare-Products)	1,890	75,506
Sun Microsystems, Inc.* (Computers)	5,754	21,980
Sunoco, Inc. (Oil & Gas)	924	40,157
SunTrust Banks, Inc. (Banks)	2,772	81,885
SuperValu, Inc. (Food)	1,638	23,915
Symantec Corp.* (Internet)	6,510	88,015
Sysco Corp. (Food)	4,662	106,946
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,016	71,447
Target Corp. (Retail)	5,880	203,036
TECO Energy, Inc. (Electric)	1,680	20,748
Tellabs, Inc.* (Telecommunications)	3,108	12,805
Tenet Healthcare Corp.* (Healthcare-Services)	3,234	3,719
Teradata Corp.* (Computers)	1,386	20,554
Teradyne, Inc.* (Semiconductors)	1,302	5,494

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

Common Stocks, continued
	Shares	Value

Tesoro Petroleum Corp. (Oil & Gas)	1,092	$14,382
Texas Instruments, Inc. (Semiconductors)	10,122	157,093
Textron, Inc. (Miscellaneous Manufacturing)	1,890	26,214
The AES Corp.* (Electric)	5,250	43,260
The Charles Schwab Corp. (Diversified Financial Services)	7,308	118,170
The Dow Chemical Co. (Chemicals)	7,224	109,010
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	924	28,607
The Gap, Inc. (Retail)	3,654	48,927
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,444	290,639
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,890	11,283
The Hershey Co. (Food)	1,302	45,231
The New York Times Co.—Class A (Media)	924	6,773
The Pepsi Bottling Group, Inc. (Beverages)	1,050	23,636
The Stanley Works (Hand/Machine Tools)	630	21,483
The Travelers Companies, Inc. (Insurance)	4,578	206,926
The Williams Cos., Inc. (Pipelines)	4,536	65,681
Thermo Electron Corp.* (Electronics)	3,276	111,613
Tiffany & Co. (Retail)	966	22,827
Time Warner, Inc. (Media)	27,972	281,398
Titanium Metals Corp. (Mining)	672	5,920
TJX Cos., Inc. (Retail)	3,234	66,523
Torchmark Corp. (Insurance)	672	30,038
Total System Services, Inc. (Software)	1,554	21,756
Tyco Electronics, Ltd.ADR (Electronics)	3,570	57,870
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,696	79,834
Tyson Foods, Inc.—Class A (Food)	2,352	20,604
U.S. Bancorp (Banks)	13,692	342,437
Union Pacific Corp. (Transportation)	3,948	188,714
United Parcel Service, Inc.—Class B (Transportation)	7,770	428,593
United States Steel Corp. (Iron/Steel)	924	34,373
United Technologies Corp. (Aerospace/Defense)	7,434	398,462
UnitedHealth Group, Inc. (Healthcare-Services)	9,408	250,253
UnumProvident Corp. (Insurance)	2,604	48,434
UST, Inc. (Agriculture)	1,176	81,591
V.F. Corp. (Apparel)	672	36,805
Valero Energy Corp. (Oil & Gas)	4,032	87,252
Varian Medical Systems, Inc.* (Healthcare-Products)	966	33,849
VeriSign, Inc.* (Internet)	1,512	28,849
Verizon Communications, Inc. (Telecommunications)	22,176	751,766
Viacom, Inc.—Class B* (Media)	4,788	91,259
Vornado Realty Trust (REIT)	1,092	65,902
Vulcan Materials Co. (Building Materials)	840	58,447
W.W. Grainger, Inc. (Distribution/Wholesale)	504	39,735
Wal-Mart Stores, Inc. (Retail)	17,430	977,126
Walgreen Co. (Retail)	7,728	190,650
Walt Disney Co. (Media)	14,448	327,825
Washington Post Co.—Class B (Media)	42	16,391
Waste Management, Inc. (Environmental Control)	3,822	126,661
Waters Corp.* (Electronics)	756	27,707
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	798	21,203
Weatherford International, Ltd.ADR* (Oil & Gas Services)	5,334	57,714
WellPoint, Inc.* (Healthcare-Services)	3,990	168,099
Wells Fargo & Co. (Banks)	32,970	971,956
Western Union Co. (Commercial Services)	5,586	80,103
Weyerhaeuser Co. (Forest Products & Paper)	1,638	50,139
Whirlpool Corp. (Home Furnishings)	588	24,314
Whole Foods Market, Inc. (Food)	1,092	10,308
Windstream Corp. (Telecommunications)	3,444	31,685
Wisconsin Energy Corp. (Electric)	924	38,790
Wyeth (Pharmaceuticals)	10,374	389,129
Wyndham Worldwide Corp. (Lodging)	1,386	9,078
Wynn Resorts, Ltd.* (Lodging)	462	19,524
Xcel Energy, Inc. (Electric)	3,486	64,665
Xerox Corp. (Office/Business Equipment)	6,762	53,893
Xilinx, Inc. (Semiconductors)	2,142	38,170
XL Capital, Ltd.—Class AADR (Insurance)	2,562	9,479
XTO Energy, Inc. (Oil & Gas)	4,494	158,503
Yahoo!, Inc.* (Internet)	10,836	132,199
YUM! Brands, Inc. (Retail)	3,612	113,778
Zimmer Holdings, Inc.* (Healthcare-Products)	1,764	71,301
Zions Bancorp (Banks)	882	21,618

TOTAL COMMON STOCKS
(Cost $45,951,483)		61,374,944

Repurchase Agreements (12.1%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,944,001 (Collateralized by $1,975,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,985,138)	$1,944,000	1,944,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $2,424,001 (Collateralized by $2,352,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $2,473,172)	2,424,000	2,424,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $4,060,002 (Collateralized by $3,970,000 Federal Home Loan Bank, 3.38%, 6/24/11, market value $4,144,506)	4,060,000	4,060,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $75,000 (Collateralized by $80,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $80,862)	75,000	75,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,503,000)		8,503,000

TOTAL INVESTMENT SECURITIES
(Cost $54,454,483)—99.1%		69,877,944
Net other assets (liabilities)—0.9%		645,194

NET ASSETS—100.0%		$70,523,138

*	Non-income producing security
ADR	American Depositary Receipt

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $300,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,601,000)	80	$ 84,668
S&P 500 Futures Contract expiring 3/20/09 (Underlying notional amount at value $6,751,875)	30	193,740

See accompanying notes to the financial statements.

6

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2008

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.2%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	4.5%
Beverages	2.1%
Biotechnology	1.4%
Building Materials	0.1%
Chemicals	1.3%
Coal	0.2%
Commercial Services	1.5%
Computers	3.9%
Cosmetics/Personal Care	2.5%
Distribution/Wholesale	0.3%
Diversified Financial Services	3.7%
Electric	3.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.4%
Food	1.8%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.7%
Healthcare-Services	1.1%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.3%
Internet	1.6%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.4%
Media	2.0%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	3.7%
Office/Business Equipment	0.2%
Oil & Gas	10.0%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	6.2%
Pipelines	0.5%
REIT	0.7%
Real Estate	NM
Retail	5.6%
Savings & Loans	0.1%
Semiconductors	1.9%
Software	3.5%
Telecommunications	5.7%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	13.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Bull

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$54,454,483

Securities, at value	61,374,944
Repurchase agreements, at value	8,503,000

Total Investment Securities, at value	69,877,944
Cash	3,312
Segregated cash balances with brokers for futures contracts	1,403,575
Dividends and interest receivable	152,320
Receivable for capital shares issued	21,134
Receivable for investments sold	266,784
Variation margin on futures contracts	158,125
Prepaid expenses	208

Total Assets	71,883,402

Liabilities:
Payable for investments purchased	382,899
Payable for capital shares redeemed	804,802
Advisory fees payable	30,644
Management services fees payable	4,086
Administration fees payable	2,709
Administrative services fees payable	26,832
Distribution fees payable	22,510
Trustee fees payable	344
Transfer agency fees payable	13,456
Fund accounting fees payable	5,782
Compliance services fees payable	1,668
Other accrued expenses	64,532

Total Liabilities	1,360,264

Net Assets	$70,523,138

Net Assets consist of:
Capital	$84,271,460
Accumulated net investment income (loss)	686,731
Accumulated net realized gains (losses) on investments	(30,136,922)
Net unrealized appreciation (depreciation) on investments	15,701,869

Net Assets	$70,523,138

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,724,873

Net Asset Value (offering and redemption price per share)	$18.93

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,273,553
Interest	181,308

Total Investment Income	2,454,861

Expenses:
Advisory fees	813,555
Management services fees	130,639
Administration fees	37,762
Transfer agency fees	50,540
Administrative services fees	352,223
Distribution fees	271,185
Custody fees	28,090
Fund accounting fees	71,388
Trustee fees	1,862
Compliance services fees	1,154
Other fees	111,906

Total Gross Expenses before reductions	1,870,304
Less Expenses reduced by the Advisor	(102,174)

Total Net Expenses	1,768,130

Net Investment Income (Loss)	686,731

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	(4,273,245)
Net realized gains (losses) on futures contracts	(8,604,250)
Change in net unrealized appreciation/depreciation on investments	(33,350,958)

Net Realized and Unrealized Gains (Losses)
on Investments	(46,228,453)

Change in Net Assets Resulting from Operations	$(45,541,722)

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$686,731	$1,056,877
Net realized gains (losses) on investments	(12,877,495)	26,521,563
Change in net unrealized appreciation/depreciation on investments	(33,350,958)	(21,008,213)

Change in net assets resulting from operations	(45,541,722)	6,570,227

Distributions to Shareholders From:
Net investment income	—	(819,544)
Net realized gains on investments	(1,550,179)	(1,803,068)

Change in net assets resulting from distributions	(1,550,179)	(2,622,612)

Capital Transactions:
Proceeds from shares issued	569,010,998	723,540,393
Dividends reinvested	1,550,179	2,622,612
Value of shares redeemed	(616,470,162)	(877,480,461)

Change in net assets resulting from capital transactions	(45,908,985)	(151,317,456)

Change in net assets	(93,000,886)	(147,369,841)
Net Assets:
Beginning of period	163,524,024	310,893,865

End of period	$70,523,138	$163,524,024

Accumulated net investment income (loss)	$686,731	$1,056,877

Share Transactions:
Issued	22,631,861	22,915,243
Reinvested	60,248	84,058
Redeemed	(24,259,643)	(27,934,190)

Change in shares	(1,567,534)	(4,934,889)

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$30.90	$30.40	$28.27	$27.59	$25.72

Investment Activities:
Net investment income (loss)(a)	0.16	0.19	0.11	0.06	0.06
Net realized and unrealized gains (losses) on investments	(11.68)	0.89	3.63	0.69	2.19

Total income (loss) from investment activities	(11.52)	1.08	3.74	0.75	2.25

Distributions to Shareholders From:
Net investment income	—	(0.18)	(0.08)	(0.07)	—
Net realized gains on investments	(0.45)	(0.40)	(1.53)	—	(0.38)

Total distributions	(0.45)	(0.58)	(1.61)	(0.07)	(0.38)

Net Asset Value, End of Period	$18.93	$30.90	$30.40	$28.27	$27.59

Total Return	(37.67)%	3.55%	13.66%	2.74%	8.83%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.67%	1.70%	1.78%	1.78%
Net expenses	1.63%	1.62%	1.67%	1.78%	1.78%
Net investment income (loss)	0.63%	0.60%	0.38%	0.21%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$70,523	$163,524	$310,894	$297,546	$391,257
Portfolio turnover rate(b)	259%	175%	224%	273%	202%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Mid-Cap

The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2008, the Fund had a total return of –38.37%, compared to a total return of –36.24%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Vertex Pharmaceuticals Inc (+30.78%), WR Berkley Corp (+3.99%), and Church & Dwight Co Inc (+3.79%), while the bottom three performers in this group were New York Community Bancorp (–31.97%), Martine Marietta Materials (–26.79%), and Everest Re Group Ltd (–24.16%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Mid-Cap	8/31/2007	–38.37%	–30.93%	1.69%	1.63%

S&P MidCap 400 Index	8/31/2007	–36.24%	–28.71%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The Index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP
ProFund VP Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	86%
Swap Agreements	15%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Financial	20%
Industrial	17%
Consumer Cyclical	12%
Utilities	8%
Technology	7%
Energy	6%
Basic Materials	5%
Communications	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	December 31, 2008

Repurchase Agreements (85.9%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $341,000 (Collateralized by $355,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $356,822)	$341,000	$341,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $341,000 (Collateralized by $332,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $349,104)	341,000	341,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $341,000 (Collateralized by $329,000 of various U.S. Government Agency Obligations, 4.15%–5.13%, 9/10/10 –1/13/12, market value $353,886)	341,000	341,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $339,000 (Collateralized by $350,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $353,773)	339,000	339,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $341,000 (Collateralized by $347,820 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $347,865)	341,000	341,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,703,000)		1,703,000

TOTAL INVESTMENT SECURITIES
(Cost $1,703,000)—85.9%		1,703,000
Net other assets (liabilities)—14.1%		279,432

NET ASSETS—100.0%		$1,982,432

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/20/09 (Underlying notional amount at value $1,709,120)	32	$74,576

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 1/27/09	$288,323	$16,587

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Mid-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$1,703,000

Repurchase agreements, at value	1,703,000

Total Investment Securities, at value	1,703,000
Cash	140
Segregated cash balances with brokers for futures contracts	258,880
Unrealized gain on swap agreements	16,587
Receivable for capital shares issued	5,282
Variation margin on futures contracts	32,960

Total Assets	2,016,849

Liabilities:
Payable for capital shares redeemed	29,337
Advisory fees payable	185
Management services fees payable	25
Administration fees payable	70
Administrative services fees payable	1,193
Distribution fees payable	1,193
Trustee fees payable	9
Transfer agency fees payable	356
Fund accounting fees payable	150
Compliance services fees payable	43
Other accrued expenses	1,856

Total Liabilities	34,417

Net Assets	$1,982,432

Net Assets consist of:
Capital	$2,951,877
Accumulated net realized gains (losses) on investments	(1,060,608)
Net unrealized appreciation (depreciation) on investments	91,163

Net Assets	$1,982,432

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	108,598

Net Asset Value (offering and redemption price per share)	$18.25

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$28,890

Expenses:
Advisory fees	13,726
Management services fees	1,896
Administration fees	673
Transfer agency fees	931
Administrative services fees	4,203
Distribution fees	4,575
Custody fees	4,639
Fund accounting fees	1,252
Trustee fees	35
Compliance services fees	81
Other fees	1,571

Total Gross Expenses before reductions	33,582
Less Expenses reduced by the Advisor	(3,721)

Total Net Expenses	29,861

Net Investment Income (Loss)	(971)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(295,769)
Net realized gains (losses) on swap agreements	(963,620)
Change in net unrealized appreciation/depreciation on investments	93,536

Net Realized and Unrealized Gains (Losses) on Investments	(1,165,853)

Change in Net Assets Resulting from Operations	$(1,166,824)

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Mid-Cap

Statements of Changes in Net Assets
	For the	For the period
	year ended	August 31, 2007 through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations:
Net investment income (loss)	$(971)	$8,713
Net realized gains (losses) on investments	(1,259,389)	(248,973)
Change in net unrealized appreciation/depreciation on investments	93,536	(2,373)

Change in net assets resulting from operations	(1,166,824)	(242,633)

Distributions to Shareholders From:
Net investment income	(8,867)	—

Change in net assets resulting from distributions	(8,867)	—

Capital Transactions:
Proceeds from shares issued	18,857,936	5,505,410
Dividends reinvested	8,867	—
Value of shares redeemed	(15,902,395)	(5,069,062)

Change in net assets resulting from capital transactions	2,964,408	436,348

Change in net assets	1,788,717	193,715
Net Assets:
Beginning of period	193,715	—

End of period	$1,982,432	$193,715

Accumulated net investment income (loss)	$—	$8,867

Share Transactions:
Issued	736,075	179,665
Reinvested	332	—
Redeemed	(634,329)	(173,145)

Change in shares	102,078	6,520

(a)	Commencement of operations

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	(11.36)	(0.59)

Total income (loss) from investment activities	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	(0.09)	—

Net Asset Value, End of Period	$18.25	$29.71

Total Return	(38.37)%	(0.97	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.84%	2.02%
Net expenses(d)	1.63%	1.63%
Net investment income (loss)(d)	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$1,982	$194
Portfolio turnover rate(e)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

15

ProFund VP Small-Cap

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2008, the Fund had a total return of –35.44%, compared to a total return of –33.80%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Myriad Genetics Inc (+42.74%), Comstock Resources Inc (+38.97%), and Piedmont Natural Gas Co (+21.06%), while the bottom three performers in this group were ITC Holdings Corp (–22.58%), Westar Energy Inc (–20.93%), and OSI Pharmaceuticals Inc (–19.50%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap	5/1/2001	–35.44%	–2.76%	–1.13%	1.61%	1.61%

Russell 2000 Index	5/1/2001	–33.80%	–0.89%	1.58%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
16

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective:  The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	51%
Swap Agreements	49%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Myriad Genetics, Inc.	0.3%
New Jersey Resources Corp.	0.3%
Laclede Group, Inc.	0.2%
Royal Gold, Inc.	0.2%
Alexion Pharmaceuticals, Inc.	0.2%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	23%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks (51.3%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	72	$780
AAR Corp.* (Aerospace/Defense)	120	2,209
Aaron Rents, Inc. (Commercial Services)	108	2,875
Abaxis, Inc.* (Healthcare-Products)	72	1,154
ABIOMED, Inc.* (Healthcare-Products)	132	2,167
AbitibiBowater, Inc.* (Forest Products & Paper)	144	68
ABM Industries, Inc. (Commercial Services)	132	2,515
Acadia Realty Trust (REIT)	180	2,569
ACI Worldwide, Inc.* (Software)	96	1,526
Acorda Therapeutics, Inc.* (Biotechnology)	96	1,969
Actel Corp.* (Semiconductors)	156	1,828
Actuant Corp.—Class A (Miscellaneous Manufacturing)	144	2,739
Acuity Brands, Inc. (Miscellaneous Manufacturing)	84	2,932
Acxiom Corp. (Software)	228	1,849
Administaff, Inc. (Commercial Services)	72	1,558
ADTRAN, Inc. (Telecommunications)	168	2,500
Aeropostale, Inc.* (Retail)	144	2,318
Affymetrix, Inc.* (Biotechnology)	204	610
Agilysys, Inc. (Computers)	180	772
Agree Realty Corp. (REIT)	108	1,958
Alaska Communications Systems Group, Inc. (Telecommunications)	240	2,251
Albany International Corp.—Class A (Machinery-Diversified)	108	1,382
Alexion Pharmaceuticals, Inc.* (Biotechnology)	168	6,080
Align Technology, Inc.* (Healthcare-Products)	192	1,680
Alkermes, Inc.* (Pharmaceuticals)	252	2,684
Alliance One International, Inc.* (Agriculture)	276	811
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	96	528
Allscripts Healthcare Solutions, Inc. (Software)	180	1,786
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	96	2,374
Altra Holdings, Inc.* (Machinery-Diversified)	168	1,329
AMAG Pharmaceuticals, Inc.* (Biotechnology)	60	2,151
AMCOL International Corp. (Mining)	72	1,508
Amedisys, Inc.* (Healthcare-Services)	60	2,480
American Equity Investment Life Holding Co. (Insurance)	264	1,848
American Greetings Corp.—Class A (Household Products/Wares)	168	1,272
American Medical Systems Holdings, Inc.* (Healthcare-Products)	216	1,942
American Oriental Bioengineering, Inc.* (Biotechnology)	180	1,222
American Reprographics Co.* (Software)	132	911
American States Water Co. (Water)	120	3,958
American Superconductor Corp.* (Electrical Components & Equipment)	96	1,566
Amerigon, Inc.* (Auto Parts & Equipment)	192	626
AMERIGROUP Corp.* (Healthcare-Services)	120	3,542
Amerisafe, Inc.* (Insurance)	180	3,695
Amkor Technology, Inc.* (Semiconductors)	264	576
AMN Healthcare Services, Inc.* (Commercial Services)	156	1,320
ANADIGICS, Inc.* (Semiconductors)	204	302
AngioDynamics, Inc.* (Healthcare-Products)	108	1,479
Anixter International, Inc.* (Telecommunications)	60	1,807
Apogee Enterprises, Inc. (Building Materials)	96	995
Apollo Investment Corp. (Investment Companies)	384	3,575
Applied Industrial Technologies, Inc. (Machinery-Diversified)	108	2,043
Applied Micro Circuits Corp.* (Semiconductors)	300	1,179
Arbitron, Inc. (Commercial Services)	72	956
Arch Chemicals, Inc. (Chemicals)	72	1,877
Arena Resources, Inc.* (Oil & Gas)	72	2,023
Ares Capital Corp. (Investment Companies)	420	2,659
Argo Group International Holdings, Ltd.ADR* (Insurance)	108	3,663
Ariba, Inc.* (Internet)	228	1,644
Arkansas Best Corp. (Transportation)	72	2,168
Arris Group, Inc.* (Telecommunications)	312	2,480
ArthroCare Corp.* (Healthcare-Products)	60	286
ArvinMeritor, Inc. (Auto Parts & Equipment)	168	479
Asbury Automotive Group, Inc. (Retail)	192	877
Aspen Insurance Holdings, Ltd.ADR (Insurance)	216	5,238
Associated Estates Realty Corp. (REIT)	192	1,753
Assured Guaranty, Ltd.ADR (Insurance)	156	1,778
ATC Technology Corp.* (Auto Parts & Equipment)	96	1,404
Atheros Communications* (Telecommunications)	132	1,889
Atlas America, Inc. (Oil & Gas)	96	1,426
ATP Oil & Gas Corp.* (Oil & Gas)	60	351
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	108	3,072
Avista Corp. (Electric)	276	5,349

See accompanying notes to the financial statements.
17

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Avocent Corp.* (Internet)	132	$2,364
Baldor Electric Co. (Hand/Machine Tools)	108	1,928
Bally Technologies, Inc.* (Entertainment)	120	2,884
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	168	2,413
Bank Mutual Corp. (Banks)	300	3,462
Barnes Group, Inc. (Miscellaneous Manufacturing)	120	1,740
Basic Energy Services, Inc.* (Oil & Gas Services)	96	1,252
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	192	2,665
Belden, Inc. (Electrical Components & Equipment)	96	2,005
Belo Corp.—Class A (Media)	360	562
Benchmark Electronics, Inc.* (Electronics)	192	2,452
Berry Petroleum Co.—Class A (Oil & Gas)	72	544
Bill Barrett Corp.* (Oil & Gas)	72	1,521
BioMed Realty Trust, Inc. (REIT)	180	2,110
Blackboard, Inc.* (Software)	72	1,889
Blount International, Inc.* (Machinery-Diversified)	192	1,820
Blue Coat Systems, Inc.* (Internet)	96	806
Bob Evans Farms, Inc. (Retail)	120	2,452
Borders Group, Inc.* (Retail)	228	91
Bowne & Co., Inc. (Commercial Services)	144	847
BPZ Resources, Inc.* (Oil & Gas)	120	768
Brady Corp.—Class A (Electronics)	120	2,874
Briggs& Stratton Corp. (Machinery-Diversified)	192	3,377
Brigham Exploration Co.* (Oil & Gas)	120	384
Bronco Drilling Co., Inc.* (Oil & Gas)	192	1,240
Brookline Bancorp, Inc. (Savings & Loans)	372	3,962
Brooks Automation, Inc.* (Semiconductors)	276	1,604
Bruker Corp.* (Healthcare-Products)	144	582
Brunswick Corp. (Leisure Time)	252	1,061
Brush Engineered Materials, Inc.* (Mining)	72	916
Calgon Carbon Corp.* (Environmental Control)	120	1,843
California Pizza Kitchen, Inc.* (Retail)	192	2,058
California Water Service Group (Water)	120	5,572
Callaway Golf Co. (Leisure Time)	216	2,007
Callon Petroleum Co.* (Oil & Gas)	96	250
Cano Petroleum, Inc.* (Oil & Gas)	144	63
Capital Lease Funding, Inc. (REIT)	324	561
Capstead Mortgage Corp. (REIT)	168	1,809
Capstone Turbine Corp.* (Electrical Components & Equipment)	348	292
CARBO Ceramics, Inc. (Oil & Gas Services)	60	2,132
Carrizo Oil & Gas, Inc.* (Oil & Gas)	60	966
Carter’s, Inc.* (Apparel)	156	3,005
Casey’s General Stores, Inc. (Retail)	132	3,006
Cash America International, Inc. (Retail)	72	1,969
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	108	2,630
Cathay Bancorp, Inc. (Banks)	252	5,985
Cavium Networks, Inc.* (Semiconductors)	84	883
Cbeyond, Inc.* (Telecommunications)	96	1,534
Cedar Shopping Centers, Inc. (REIT)	360	2,549
Celera Corp.* (Biotechnology)	240	2,671
Centene Corp.* (Healthcare-Services)	108	2,129
Centennial Communications Corp.* (Telecommunications)	228	1,838
Central Pacific Financial Corp. (Banks)	204	2,048
Central Vermont Public Service Corp. (Electric)	120	2,863
Cenveo, Inc.* (Commercial Services)	168	748
Cepheid, Inc.* (Healthcare-Products)	132	1,370
Ceradyne, Inc.* (Miscellaneous Manufacturing)	72	1,462
Charlotte Russe Holding, Inc.* (Retail)	120	779
Charming Shoppes, Inc.* (Retail)	312	761
Chart Industries, Inc.* (Machinery-Diversified)	72	765
Chattem, Inc.* (Cosmetics/Personal Care)	48	3,433
Checkpoint Systems, Inc.* (Electronics)	120	1,181
Cheesecake Factory, Inc.* (Retail)	240	2,424
Chemed Corp. (Commercial Services)	60	2,386
Chesapeake Utilities Corp. (Oil & Gas Services)	108	3,400
Chico’s FAS, Inc.* (Retail)	348	1,455
Cirrus Logic, Inc.* (Semiconductors)	276	740
CKE Restaurants, Inc. (Retail)	216	1,875
Clarcor, Inc. (Miscellaneous Manufacturing)	120	3,982
Clean Harbors, Inc.* (Environmental Control)	36	2,284
Cleco Corp. (Electric)	192	4,383
Coeur d’Alene Mines Corp.* (Mining)	756	665
Cogdell Spencer, Inc. (REIT)	132	1,236
Cogent Communications Group, Inc.* (Internet)	132	862
Cogent, Inc.* (Electronics)	180	2,443
Cognex Corp. (Machinery-Diversified)	132	1,954
Coinstar, Inc.* (Commercial Services)	84	1,639
Collective Brands, Inc.* (Retail)	168	1,969
Colonial Properties Trust (REIT)	180	1,499
Comfort Systems USA, Inc. (Building Materials)	204	2,162
Community Bank System, Inc. (Banks)	168	4,098
Commvault Systems, Inc.* (Software)	132	1,770
Compass Minerals International, Inc. (Mining)	60	3,520
Complete Production Services, Inc.* (Oil & Gas Services)	120	978
comScore, Inc.* (Internet)	60	765
Comstock Resources, Inc.* (Oil & Gas)	84	3,969
Comtech Telecommunications Corp.* (Telecommunications)	72	3,299
Conceptus, Inc.* (Healthcare-Products)	132	2,009
Concho Resources, Inc.* (Oil & Gas)	108	2,465
Concur Technologies, Inc.* (Software)	96	3,151
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	216	1,331
Corinthian Colleges, Inc.* (Commercial Services)	228	3,732
Corporate Office Properties Trust (REIT)	120	3,684
CoStar Group, Inc.* (Commercial Services)	60	1,976
Cox Radio, Inc.—Class A* (Media)	276	1,659
Crocs, Inc.* (Apparel)	228	283
Cross Country Healthcare, Inc.* (Commercial Services)	144	1,266
Crosstex Energy, Inc. (Oil & Gas)	108	421
CryoLife, Inc.* (Biotechnology)	156	1,515
CSG Systems International, Inc.* (Software)	180	3,145
CTS Corp. (Electronics)	252	1,389
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	156	3,769
Curtiss-Wright Corp. (Aerospace/Defense)	96	3,205
CV Therapeutics, Inc.* (Pharmaceuticals)	216	1,989
CVB Financial Corp. (Banks)	276	3,284
Cyberonics, Inc.* (Healthcare-Products)	108	1,790
CyberSource Corp.* (Internet)	156	1,870
Cypress Bioscience, Inc.* (Pharmaceuticals)	192	1,313
Daktronics, Inc. (Electronics)	96	899
Data Domain, Inc.* (Computers)	120	2,256
DCT Industrial Trust, Inc. (REIT)	420	2,125
DealerTrack Holdings, Inc.* (Internet)	132	1,569
Deckers Outdoor Corp.* (Apparel)	24	1,917
Delta Petroleum Corp.* (Oil & Gas)	144	685
Deluxe Corp. (Commercial Services)	144	2,154
DHT Maritime, Inc.ADR (Transportation)	252	1,396
Diamond Foods, Inc. (Food)	108	2,176
DiamondRock Hospitality Co. (REIT)	300	1,521
Digital River, Inc.* (Internet)	84	2,083
Dillards, Inc.—Class A (Retail)	156	619
Dime Community Bancshares, Inc. (Savings & Loans)	180	2,394
Diodes, Inc.* (Semiconductors)	84	509
Dionex Corp.* (Electronics)	48	2,153
Dollar Financial Corp.* (Commercial Services)	108	1,112

See accompanying notes to the financial statements.
18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Dress Barn, Inc.* (Retail)	156	$1,675
Drill-Quip, Inc.* (Oil & Gas Services)	60	1,231
DSP Group, Inc.* (Semiconductors)	204	1,636
DTS, Inc.* (Home Furnishings)	84	1,541
Dycom Industries, Inc.* (Engineering & Construction)	120	986
Dynamic Materials Corp. (Metal Fabricate/Hardware)	48	927
Eagle Bulk Shipping, Inc.ADR (Transportation)	120	818
EarthLink, Inc.* (Internet)	264	1,785
East West Bancorp, Inc. (Banks)	360	5,749
Eclipsys Corp.* (Software)	168	2,384
Education Realty Trust, Inc. (REIT)	300	1,566
eHealth, Inc.* (Insurance)	96	1,275
El Paso Electric Co.* (Electric)	204	3,690
Electronics for Imaging, Inc.* (Computers)	192	1,836
EMCOR Group, Inc.* (Engineering & Construction)	156	3,499
EMCORE Corp.* (Semiconductors)	240	312
Empire District Electric Co. (Electric)	324	5,702
Emulex Corp.* (Semiconductors)	228	1,591
Encore Wire Corp. (Electrical Components & Equipment)	96	1,820
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	84	2,118
Energy Partners, Ltd.* (Oil & Gas)	156	211
EnerSys* (Electrical Components & Equipment)	84	924
ENGlobal Corp.* (Commercial Services)	132	429
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	72	1,551
Entegris, Inc.* (Semiconductors)	372	815
Enzon Pharmaceuticals, Inc.* (Biotechnology)	312	1,819
Epicor Software Corp.* (Software)	264	1,267
EPIQ Systems, Inc.* (Software)	192	3,208
eResearchTechnology, Inc.* (Internet)	144	955
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	60	2,457
ESSA Bancorp, Inc. (Banks)	300	4,239
Esterline Technologies Corp.* (Aerospace/Defense)	72	2,728
Euronet Worldwide, Inc.* (Commercial Services)	156	1,811
ev3, Inc.* (Healthcare-Products)	240	1,464
Evercore Partners, Inc.—Class A (Diversified Financial Services)	156	1,948
Evergreen Solar, Inc.* (Energy-Alternate Sources)	240	766
Exar Corp.* (Semiconductors)	288	1,921
EXCO Resources, Inc.* (Oil & Gas)	156	1,413
Exelixis, Inc.* (Biotechnology)	384	1,928
Exide Technologies* (Electrical Components & Equipment)	156	825
Extra Space Storage, Inc. (REIT)	252	2,601
EZCORP, Inc.—Class A* (Retail)	180	2,738
Facet Biotech Corp.* (Biotechnology)	57	547
Fair Isaac Corp. (Software)	132	2,226
FairPoint Communications, Inc. (Telecommunications)	276	905
FalconStor Software, Inc.* (Software)	228	634
FCStone Group, Inc.* (Diversified Financial Services)	60	266
Federal Signal Corp. (Miscellaneous Manufacturing)	216	1,773
FEI Co.* (Electronics)	120	2,263
FelCor Lodging Trust, Inc. (REIT)	300	552
Ferro Corp. (Chemicals)	156	1,100
Financial Federal Corp. (Diversified Financial Services)	108	2,513
First BanCorp (Banks)	252	2,807
First Midwest Bancorp, Inc. (Banks)	192	3,834
First Niagara Financial Group, Inc. (Savings & Loans)	372	6,015
First Potomac Realty Trust (REIT)	240	2,232
FirstMerit Corp. (Banks)	276	5,683
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	72	181
Flow International Corp.* (Machinery-Diversified)	192	465
Flowers Foods, Inc. (Food)	192	4,677
Forestar Group, Inc.* (Real Estate)	108	1,028
FormFactor, Inc.* (Semiconductors)	144	2,102
Forward Air Corp. (Transportation)	96	2,330
Fossil, Inc.* (Household Products/Wares)	120	2,004
Fred’s, Inc. (Retail)	204	2,195
Fresh Del Monte Produce, Inc.ADR* (Food)	108	2,421
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	36	1,179
FuelCell Energy, Inc.* (Energy-Alternate Sources)	300	1,164
Fuller (H.B.) Co. (Chemicals)	132	2,127
Gartner Group, Inc.* (Commercial Services)	144	2,568
Gaylord Entertainment Co.* (Lodging)	132	1,431
Genco Shipping & Trading, Ltd.ADR (Transportation)	36	533
Genesco, Inc. (Retail)	72	1,218
Genesee& Wyoming, Inc.—Class A* (Transportation)	84	2,562
GeoEye, Inc.* (Telecommunications)	96	1,846
GFI Group, Inc. (Diversified Financial Services)	216	765
Gibraltar Industries, Inc. (Iron/Steel)	108	1,290
Glacier Bancorp, Inc. (Banks)	204	3,880
Gladstone Investment Corp. (Diversified Financial Services)	240	1,178
Glatfelter (Forest Products & Paper)	252	2,344
Glimcher Realty Trust (REIT)	228	641
Global Crossing, Ltd.ADR* (Telecommunications)	108	858
GMX Resources, Inc.* (Oil & Gas)	36	912
Golar LNG, Ltd.ADR (Transportation)	180	1,217
Goodrich Petroleum Corp.* (Oil & Gas)	48	1,438
GrafTech International, Ltd.* (Electrical Components & Equipment)	216	1,797
Granite Construction, Inc. (Engineering & Construction)	72	3,163
Green Mountain Coffee Roasters, Inc.* (Beverages)	60	2,322
Griffon Corp.* (Miscellaneous Manufacturing)	228	2,127
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	132	1,915
Hanmi Financial Corp. (Banks)	552	1,137
Harmonic, Inc.* (Telecommunications)	276	1,548
Harvest Natural Resources, Inc.* (Oil & Gas)	192	826
Headwaters, Inc.* (Energy-Alternate Sources)	168	1,134
HEALTHSOUTH Corp.* (Healthcare-Services)	204	2,236
Healthways, Inc.* (Healthcare-Services)	84	964
Heartland Express, Inc. (Transportation)	252	3,972
Hecla Mining Co.* (Mining)	348	974
HEICO Corp. (Aerospace/Defense)	84	3,262
Heidrick& Struggles International, Inc. (Commercial Services)	60	1,292
Helen of Troy, Ltd.ADR* (Household Products/Wares)	156	2,708
Hercules Technology Growth Capital, Inc. (Investment Companies)	288	2,281
Herman Miller, Inc. (Office Furnishings)	156	2,033
Hexcel Corp.* (Aerospace/Defense Equipment)	228	1,685
Hibbett Sports, Inc.* (Retail)	120	1,885
Highwoods Properties, Inc. (REIT)	156	4,268
Hilltop Holdings, Inc.* (Real Estate)	300	2,922
HMS Holdings Corp.* (Commercial Services)	84	2,648
Horace Mann Educators Corp. (Insurance)	252	2,316
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	60	980
Hot Topic, Inc.* (Retail)	276	2,559
Hub Group, Inc.—Class A* (Transportation)	96	2,547
Human Genome Sciences, Inc.* (Biotechnology)	372	789

See accompanying notes to the financial statements.
19

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Huron Consulting Group, Inc.* (Commercial Services)	48	$2,749
Hutchinson Technology, Inc.* (Computers)	180	626
Iconix Brand Group, Inc.* (Apparel)	180	1,760
II-VI, Inc.* (Electronics)	72	1,374
Immersion Corp.* (Computers)	156	919
Immucor, Inc.* (Healthcare-Products)	168	4,465
Incyte Genomics, Inc.* (Biotechnology)	228	864
Independent Bank Corp. (Banks)	120	3,139
Infinera Corp.* (Telecommunications)	252	2,258
Informatica Corp.* (Software)	240	3,295
Infospace, Inc. (Internet)	180	1,359
Inland Real Estate Corp. (REIT)	288	3,738
Innerworkings, Inc.* (Software)	192	1,258
Insight Enterprises, Inc.* (Retail)	168	1,159
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	144	2,835
Insteel Industries, Inc. (Miscellaneous Manufacturing)	108	1,219
Insulet Corp.* (Healthcare-Products)	108	834
Integra LifeSciences Holdings* (Biotechnology)	72	2,561
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	96	1,717
InterDigital, Inc.* (Telecommunications)	132	3,630
Interface, Inc.—Class A (Office Furnishings)	168	780
Interline Brands, Inc.* (Building Materials)	156	1,658
Intermec, Inc.* (Machinery-Diversified)	132	1,753
InterMune, Inc.* (Biotechnology)	120	1,270
International Coal Group, Inc.* (Coal)	288	662
International Shipholding Corp. (Transportation)	96	2,432
Interwoven, Inc.* (Internet)	168	2,117
Intevac, Inc.* (Machinery-Diversified)	120	608
Invacare Corp. (Healthcare-Products)	132	2,049
inVentiv Health, Inc.* (Advertising)	96	1,108
Investors Real Estate Trust (REIT)	360	3,856
ION Geophysical Corp.* (Oil & Gas Services)	204	700
Iowa Telecommunications Services, Inc. (Telecommunications)	204	2,913
IPC Holdings, Ltd.ADR (Insurance)	180	5,382
iPCS, Inc.* (Telecommunications)	72	494
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	228	3,233
Isle of Capri Casinos, Inc.* (Entertainment)	240	768
ITC Holdings Corp. (Electric)	108	4,717
J. Crew Group, Inc.* (Retail)	96	1,171
j2 Global Communications, Inc.* (Internet)	108	2,164
Jack Henry & Associates, Inc. (Computers)	216	4,193
Jack in the Box, Inc.* (Retail)	144	3,181
Jackson Hewitt Tax Service, Inc. (Commercial Services)	108	1,695
James River Coal Co.* (Coal)	48	736
Jo-Ann Stores, Inc.* (Retail)	84	1,301
Kaydon Corp. (Metal Fabricate/Hardware)	72	2,473
Kayne Anderson Energy Development Fund (Investment Companies)	144	1,081
Kendle International, Inc.* (Commercial Services)	60	1,543
Kenexa Corp.* (Commercial Services)	108	862
Kindred Healthcare, Inc.* (Healthcare-Services)	72	937
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	240	3,876
Knight Transportation, Inc. (Transportation)	180	2,902
Knoll, Inc. (Office Furnishings)	168	1,515
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	48	1,038
Korn/Ferry International* (Commercial Services)	144	1,644
L-1 Identity Solutions, Inc.* (Electronics)	180	1,213
Laclede Group, Inc. (Gas)	144	6,745
Lance, Inc. (Food)	144	3,303
Landec Corp.* (Chemicals)	288	1,895
Landry’s Restaurants, Inc. (Retail)	156	1,810
LaSalle Hotel Properties (REIT)	120	1,326
Lawson Software, Inc.* (Software)	324	1,536
Layne Christensen Co.* (Engineering & Construction)	48	1,152
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	204	714
Lear Corp.* (Auto Parts & Equipment)	144	203
Lexington Corporate Properties Trust (REIT)	288	1,440
Libbey, Inc. (Housewares)	168	210
Life Time Fitness, Inc.* (Leisure Time)	84	1,088
Lindsay Manufacturing Co. (Machinery-Diversified)	24	763
Live Nation, Inc.* (Commercial Services)	204	1,171
Louisiana-Pacific Corp. (Forest Products & Paper)	288	449
Luby’s, Inc.* (Retail)	348	1,458
Lufkin Industries, Inc. (Oil & Gas Services)	36	1,242
Luminex Corp.* (Healthcare-Products)	108	2,307
Macrovision Solutions Corp.* (Entertainment)	216	2,732
Magellan Health Services, Inc.* (Healthcare-Services)	120	4,699
Magma Design Automation, Inc.* (Electronics)	240	245
Maguire Properties, Inc.* (REIT)	144	210
Maidenform Brands, Inc.* (Apparel)	120	1,218
Manhattan Associates, Inc.* (Computers)	108	1,708
Martek Biosciences Corp. (Biotechnology)	84	2,546
Martha Stewart Living Omnimedia, Inc.—Class A* (Media)	180	468
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	132	4,059
Masimo Corp.* (Healthcare-Products)	120	3,580
MasTec, Inc.* (Telecommunications)	156	1,807
Matrix Service Co.* (Oil & Gas Services)	72	552
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	72	2,641
Max Capital Group, Ltd.ADR (Insurance)	240	4,248
MAXIMUS, Inc. (Commercial Services)	84	2,949
McMoRan Exploration Co.* (Oil & Gas)	108	1,058
Medarex, Inc.* (Pharmaceuticals)	372	2,076
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	144	2,002
Mentor Graphics Corp.* (Computers)	228	1,179
MercadoLibre, Inc.* (Commercial Services)	48	788
Meridian Bioscience, Inc. (Healthcare-Products)	108	2,751
Merit Medical Systems, Inc.* (Healthcare-Products)	144	2,582
Meritage Homes Corp.* (Home Builders)	84	1,022
Micros Systems, Inc.* (Computers)	192	3,133
Microsemi Corp.* (Semiconductors)	192	2,427
Micrus Endovascular Corp.* (Healthcare-Products)	144	1,672
Minerals Technologies, Inc. (Chemicals)	48	1,963
Mitcham Industries, Inc.* (Commercial Services)	120	476
MKS Instruments, Inc.* (Semiconductors)	144	2,130
Mobile Mini, Inc.* (Storage/Warehousing)	108	1,557
Modine Manufacturing Co. (Auto Parts & Equipment)	132	643
ModusLink Global Solutions, Inc.* (Internet)	144	416
Momenta Pharmaceuticals, Inc.* (Biotechnology)	96	1,114
Monarch Casino & Resort, Inc.* (Lodging)	180	2,097
Monolithic Power Systems, Inc.* (Semiconductors)	96	1,211
Montpelier Re Holdings, Ltd.ADR (Insurance)	300	5,037
MPS Group, Inc.* (Commercial Services)	276	2,078
MSC. Software Corp.* (Software)	216	1,443
Mueller Industries, Inc. (Metal Fabricate/Hardware)	96	2,408
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	300	2,520
MVC Capital, Inc. (Investment Companies)	168	1,843
Myriad Genetics, Inc.* (Biotechnology)	108	7,156
Nara Bancorp, Inc. (Banks)	264	2,595
NATCO Group, Inc.—Class A* (Oil & Gas Services)	60	911

See accompanying notes to the financial statements.
20

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

National Penn Bancshares, Inc. (Banks)	252	$3,657
National Retail Properties, Inc. (REIT)	228	3,919
Natus Medical, Inc.* (Healthcare-Products)	120	1,554
Navigant Consulting Co.* (Commercial Services)	132	2,095
NCI Building Systems, Inc.* (Building Materials)	60	978
Nektar Therapeutics* (Biotechnology)	336	1,868
Ness Technologies, Inc.* (Commercial Services)	252	1,079
Net 1 UEPS Technologies, Inc.* (Commercial Services)	120	1,644
Netflix, Inc.* (Internet)	96	2,869
NETGEAR, Inc.* (Telecommunications)	132	1,506
Netlogic Microsystems, Inc.* (Semiconductors)	60	1,321
New Jersey Resources Corp. (Gas)	180	7,083
NewAlliance Bancshares, Inc. (Savings & Loans)	336	4,425
Newpark Resources, Inc.* (Oil & Gas Services)	216	799
Newport Corp.* (Electronics)	180	1,220
Nicor, Inc. (Gas)	120	4,169
NN, Inc. (Metal Fabricate/Hardware)	204	467
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	84	2,835
Nordson Corp. (Machinery-Diversified)	72	2,325
Novatel Wireless, Inc.* (Telecommunications)	144	668
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	156	1,716
Nu Skin Enterprises, Inc. (Retail)	216	2,253
NuVasive, Inc.* (Healthcare-Products)	84	2,911
NYMAGIC, Inc. (Insurance)	96	1,829
Obagi Medical Products, Inc.* (Pharmaceuticals)	168	1,253
Oilsands Quest, Inc.* (Oil & Gas)	276	201
Old National Bancorp (Banks)	228	4,141
Olin Corp. (Chemicals)	180	3,254
Olympic Steel, Inc. (Iron/Steel)	24	489
OM Group, Inc.* (Chemicals)	72	1,520
OMEGA Healthcare Investors, Inc. (REIT)	228	3,641
Omnicell, Inc.* (Software)	168	2,051
Omniture, Inc.* (Commercial Services)	144	1,532
OmniVision Technologies, Inc.* (Semiconductors)	156	819
On Assignment, Inc.* (Commercial Services)	204	1,157
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	120	4,099
Oplink Communications, Inc.* (Telecommunications)	180	1,548
optionsXpress Holdings, Inc. (Diversified Financial Services)	144	1,924
Orbital Sciences Corp.* (Aerospace/Defense)	144	2,812
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	132	5,155
Otter Tail Corp. (Electric)	132	3,080
Overstock.com, Inc.* (Internet)	48	517
Owens& Minor, Inc. (Distribution/Wholesale)	84	3,163
Pacer International, Inc. (Transportation)	132	1,377
Pacific Capital Bancorp (Banks)	204	3,444
Pacific Sunwear of California, Inc.* (Retail)	216	343
PacWest Bancorp (Banks)	132	3,551
PAETEC Holding Corp.* (Telecommunications)	312	449
Palm, Inc.* (Computers)	300	921
Palomar Medical Technologies, Inc.* (Healthcare-Products)	156	1,799
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	120	1,609
Parallel Petroleum Corp.* (Oil & Gas)	120	241
Parametric Technology Corp.* (Software)	300	3,795
PAREXEL International Corp.* (Commercial Services)	144	1,398
Parker Drilling Co.* (Oil & Gas)	300	870
PC-Tel, Inc. (Internet)	228	1,498
PDL BioPharma, Inc. (Biotechnology)	288	1,780
Peet’s Coffee & Tea, Inc.* (Beverages)	132	3,069
Penn Virginia Corp. (Oil & Gas)	84	2,182
Penson Worldwide, Inc.* (Diversified Financial Services)	108	823
Perficient, Inc.* (Internet)	132	631
Perini Corp.* (Engineering & Construction)	60	1,403
Perot Systems Corp.—Class A* (Computers)	204	2,789
PetMed Express, Inc.* (Pharmaceuticals)	156	2,750
PetroQuest Energy, Inc.* (Oil & Gas)	108	730
PharMerica Corp.* (Pharmaceuticals)	108	1,692
Phase Forward, Inc.* (Software)	132	1,653
PHH Corp.* (Commercial Services)	156	1,986
Phoenix Technologies, Ltd.* (Software)	204	714
Pioneer Drilling Co.* (Oil & Gas)	156	869
Piper Jaffray* (Diversified Financial Services)	60	2,386
Plantronics, Inc. (Telecommunications)	132	1,742
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	132	4,763
Plexus Corp.* (Electronics)	120	2,034
PMC-Sierra, Inc.* (Semiconductors)	468	2,275
PNM Resources, Inc. (Electric)	240	2,419
Polaris Industries, Inc. (Leisure Time)	72	2,063
Polycom, Inc.* (Telecommunications)	228	3,080
PolyOne Corp.* (Chemicals)	252	794
Pool Corp. (Distribution/Wholesale)	156	2,803
Portland General Electric Co. (Electric)	228	4,439
Post Properties, Inc. (REIT)	108	1,782
Power Integrations, Inc. (Semiconductors)	96	1,909
Powerwave Technologies, Inc.* (Telecommunications)	408	204
Precision Drilling TrustADR (Oil & Gas)	147	1,233
Premiere Global Services, Inc.* (Telecommunications)	204	1,756
Prestige Brands Holdings, Inc.* (Healthcare-Products)	156	1,646
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	108	1,113
Progress Software Corp.* (Software)	156	3,005
Prosperity Bancshares, Inc. (Banks)	144	4,261
Provident Financial Services, Inc. (Savings & Loans)	204	3,121
Provident New York Bancorp (Savings & Loans)	276	3,422
PSS World Medical, Inc.* (Healthcare-Products)	204	3,839
Psychiatric Solutions, Inc.* (Healthcare-Services)	120	3,342
Quest Resource Corp.* (Oil & Gas)	156	69
Quest Software, Inc.* (Software)	228	2,871
Quidel Corp.* (Healthcare-Products)	120	1,568
Quiksilver, Inc.* (Apparel)	300	552
Rackable Systems, Inc.* (Computers)	156	615
RadiSys Corp.* (Computers)	168	929
RAIT Financial Trust (REIT)	252	655
Ralcorp Holdings, Inc.* (Food)	84	4,906
RCN Corp.* (Telecommunications)	204	1,204
Realty Income Corp. (REIT)	252	5,834
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	132	190
Redwood Trust, Inc. (REIT)	84	1,252
Regal-Beloit Corp. (Hand/Machine Tools)	72	2,735
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	168	3,085
Regis Corp. (Retail)	120	1,744
Rent-A-Center, Inc.* (Commercial Services)	156	2,753
Resources Connection, Inc.* (Commercial Services)	108	1,769
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	96	768
Riverbed Technology, Inc.* (Computers)	156	1,777
Robbins& Myers, Inc. (Machinery-Diversified)	72	1,164
Rock-Tenn Co.—Class A (Forest Products & Paper)	108	3,691
Rockwood Holdings, Inc.* (Chemicals)	108	1,166
Rofin-Sinar Technologies, Inc.* (Electronics)	84	1,729
Rosetta Resources, Inc.* (Oil & Gas)	132	935
Royal Gold, Inc. (Mining)	132	6,496
RTI Biologics, Inc.* (Healthcare-Products)	228	629

See accompanying notes to the financial statements.
21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

RTI International Metals, Inc.* (Mining)	60	$859
Ruddick Corp. (Food)	96	2,654
S&T Bancorp, Inc. (Banks)	132	4,686
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	228	2,013
Savient Pharmaceuticals, Inc.* (Biotechnology)	120	695
SAVVIS, Inc.* (Telecommunications)	132	909
School Specialty, Inc.* (Retail)	108	2,065
Schulman (A.), Inc. (Chemicals)	168	2,856
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	156	3,123
Seabright Insurance Holdings* (Insurance)	192	2,254
Seattle Genetics, Inc.* (Biotechnology)	204	1,824
Selective Insurance Group, Inc. (Insurance)	156	3,577
Semtech Corp.* (Semiconductors)	228	2,570
Senior Housing Properties Trust (REIT)	264	4,731
Sensient Technologies Corp. (Chemicals)	132	3,152
Sequenom, Inc.* (Biotechnology)	180	3,571
Silgan Holdings, Inc. (Packaging & Containers)	72	3,442
Silicon Image, Inc.* (Semiconductors)	300	1,260
Sinclair Broadcast Group, Inc.—Class A (Media)	300	930
SkyWest, Inc. (Airlines)	204	3,794
Skyworks Solutions, Inc.* (Semiconductors)	360	1,994
Smart Balance, Inc.* (Food)	216	1,469
Solera Holdings, Inc.* (Software)	144	3,470
Solutia, Inc.* (Chemicals)	168	756
Sonic Corp.* (Retail)	228	2,775
SONICWALL, Inc.* (Internet)	240	955
Sonus Networks, Inc.* (Telecommunications)	468	739
Sotheby’s (Commercial Services)	156	1,387
Southwest Gas Corp. (Water)	252	811
Spartan Stores, Inc. (Food)	96	2,232
Starent Networks Corp.* (Software)	120	1,432
STEC, Inc.* (Computers)	144	613
Steinway Musical Instruments, Inc.* (Commercial Services)	84	1,471
STERIS Corp. (Healthcare-Products)	144	3,440
Sterling Bancorp (Banks)	180	2,525
Sterling Bancshares, Inc. (Banks)	420	2,554
Steven Madden, Ltd.* (Apparel)	108	2,303
Stewart Information Services Corp. (Insurance)	132	3,101
Stifel Financial Corp.* (Diversified Financial Services)	72	3,301
Stone Energy Corp.* (Oil & Gas)	48	529
Strategic Hotels & Resorts, Inc. (REIT)	336	564
Sun Communities, Inc. (REIT)	252	3,528
Sun Healthcare Group, Inc.* (Healthcare-Services)	156	1,381
Sunrise Assisted Living, Inc.* (Healthcare-Services)	108	181
Sunstone Hotel Investors, Inc. (REIT)	204	1,263
Superior Industries International, Inc. (Auto Parts & Equipment)	156	1,641
Superior Well Services, Inc.* (Oil & Gas Services)	72	720
Susquehanna Bancshares, Inc. (Banks)	264	4,200
SVB Financial Group* (Banks)	120	3,148
Swift Energy Co.* (Oil & Gas)	60	1,009
Switch& Data Facilities Co.* (Internet)	96	709
Sybase, Inc.* (Software)	180	4,459
Sykes Enterprises, Inc.* (Computers)	132	2,524
Synaptics, Inc.* (Computers)	84	1,391
Syniverse Holdings, Inc.* (Telecommunications)	120	1,433
T-3 Energy Services, Inc.* (Oil & Gas Services)	36	340
Take-Two Interactive Software, Inc. (Software)	180	1,361
Tanger Factory Outlet Centers, Inc. (REIT)	108	4,063
Taser International, Inc.* (Electronics)	252	1,331
Team, Inc.* (Commercial Services)	60	1,662
Technitrol, Inc. (Electronics)	144	501
Tecumseh Products Co.—Class A* (Machinery-Diversified)	48	460
Tekelec* (Telecommunications)	240	3,202
Teledyne Technologies, Inc.* (Aerospace/Defense)	72	3,208
TeleTech Holdings, Inc.* (Commercial Services)	144	1,202
Tempur-Pedic International, Inc. (Home Furnishings)	180	1,276
Tennant Co. (Machinery-Diversified)	72	1,109
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	156	460
Tessera Technologies, Inc.* (Semiconductors)	132	1,568
Tetra Tech, Inc.* (Environmental Control)	144	3,478
Texas Capital Bancshares, Inc.* (Banks)	204	2,725
Texas Industries, Inc. (Building Materials)	36	1,242
The Cato Corp.—Class A (Retail)	144	2,174
The Children’s Place Retail Stores, Inc.* (Retail)	60	1,301
The Finish Line, Inc.—Class A (Retail)	168	941
The Geo Group, Inc.* (Commercial Services)	132	2,380
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	96	602
The Gymboree Corp.* (Apparel)	60	1,565
The Hain Celestial Group, Inc.* (Food)	156	2,978
The Knot, Inc.* (Internet)	204	1,697
The Medicines Co.* (Pharmaceuticals)	156	2,298
The Men’s Wearhouse, Inc. (Retail)	132	1,787
The Pep Boys-Manny, Moe & Jack (Retail)	228	942
The Phoenix Cos., Inc. (Insurance)	360	1,177
The Ryland Group, Inc. (Home Builders)	108	1,908
The Spectranetics Corp.* (Healthcare-Products)	168	438
The Steak n Shake Co.* (Retail)	300	1,785
The Timberland Co.—Class A* (Apparel)	144	1,663
The Ultimate Software Group, Inc.* (Software)	72	1,051
The Warnaco Group, Inc.* (Apparel)	96	1,885
Theravance, Inc.* (Pharmaceuticals)	180	2,230
thinkorswim Group, Inc.* (Diversified Financial Services)	180	1,012
Thoratec Corp.* (Healthcare-Products)	180	5,848
THQ, Inc.* (Software)	168	704
Tibco Software, Inc.* (Internet)	480	2,491
Titan International, Inc. (Auto Parts & Equipment)	84	693
TiVo, Inc.* (Home Furnishings)	312	2,234
TNS, Inc.* (Commercial Services)	96	901
Toreador Resources Corp.* (Oil & Gas)	168	922
Town Sports International Holdings, Inc.* (Commercial Services)	180	574
Tractor Supply Co.* (Retail)	96	3,469
TradeStation Group, Inc.* (Diversified Financial Services)	204	1,316
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	96	3,223
Tredegar Corp. (Miscellaneous Manufacturing)	132	2,400
TreeHouse Foods, Inc.* (Food)	120	3,269
Triple-S Management Corp.—Class BADR* (Healthcare-Services)	156	1,794
TriQuint Semiconductor, Inc.* (Semiconductors)	372	1,280
True Religion Apparel, Inc.* (Apparel)	60	746
TrueBlue, Inc.* (Commercial Services)	156	1,493
TrustCo Bank Corp. NY (Banks)	384	3,652
Trustmark Corp. (Banks)	168	3,627
TTM Technologies, Inc.* (Electronics)	192	1,000
Tupperware Corp. (Household Products/Wares)	132	2,996
tw telecom, Inc.* (Telecommunications)	336	2,846
TXCO Resources, Inc.* (Oil & Gas)	180	268
U-Store-It Trust (REIT)	288	1,282
U.S. Physical Therapy, Inc.* (Healthcare-Services)	204	2,719
UAL Corp. (Airlines)	264	2,909

See accompanying notes to the financial statements.
22

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Ultratech Stepper, Inc.* (Semiconductors)	132	$1,579
UMB Financial Corp. (Banks)	84	4,128
Under Armour, Inc.—Class A* (Retail)	84	2,003
Unisource Energy Corp. (Electric)	96	2,819
United America Indemnity, Ltd.—Class AADR* (Insurance)	168	2,152
United Natural Foods, Inc.* (Food)	132	2,352
United Online, Inc. (Internet)	192	1,165
United Therapeutics Corp.* (Pharmaceuticals)	48	3,002
Universal American Financial Corp.* (Insurance)	180	1,588
Universal Corp. (Agriculture)	60	1,792
Universal Health Realty Income Trust (REIT)	120	3,949
Universal Technical Institute, Inc.* (Commercial Services)	156	2,679
USA Mobility, Inc. (Telecommunications)	252	2,916
USEC, Inc.* (Mining)	264	1,185
UTStarcom, Inc.* (Telecommunications)	372	688
VAALCO Energy, Inc.* (Oil & Gas)	228	1,696
Vail Resorts, Inc.* (Entertainment)	84	2,234
Valassis Communications, Inc.* (Commercial Services)	144	190
Valeant Pharmaceuticals International* (Pharmaceuticals)	180	4,122
ValueClick, Inc.* (Internet)	216	1,477
Varian, Inc.* (Electronics)	72	2,413
Veeco Instruments, Inc.* (Semiconductors)	156	989
Venoco, Inc.* (Oil & Gas)	72	195
VeriFone Holdings, Inc.* (Software)	180	882
Vignette Corp.* (Internet)	180	1,694
ViroPharma, Inc.* (Pharmaceuticals)	192	2,500
VistaPrint, Ltd.ADR* (Commercial Services)	120	2,233
Vital Images, Inc.* (Software)	156	2,170
VIVUS, Inc.* (Healthcare-Products)	252	1,341
Volcano Corp.* (Healthcare-Products)	156	2,340
Volcom, Inc.* (Apparel)	60	654
Volterra Semiconductor Corp.* (Semiconductors)	120	858
W.R. Grace & Co.* (Chemicals)	168	1,003
Wabtec Corp. (Machinery-Diversified)	96	3,816
Warren Resources, Inc.* (Oil & Gas)	216	430
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	84	4,017
Watts Water Technologies, Inc.—Class A (Electronics)	120	2,996
Websense, Inc.* (Internet)	144	2,156
Werner Enterprises, Inc. (Transportation)	192	3,329
West Coast Bancorp (Banks)	192	1,265
West Pharmaceutical Services, Inc. (Healthcare-Products)	72	2,719
Westamerica Bancorp (Banks)	72	3,683
Westar Energy, Inc. (Electric)	264	5,415
Westfield Financial, Inc. (Banks)	252	2,601
Willbros Group, Inc.ADR* (Oil & Gas Services)	84	711
Wind River Systems, Inc.* (Software)	228	2,059
Winn-Dixie Stores, Inc.* (Food)	144	2,318
WMS Industries, Inc.* (Leisure Time)	108	2,905
Wolverine World Wide, Inc. (Apparel)	120	2,525
Woodward Governor Co. (Electronics)	132	3,039
World Fuel Services Corp. (Retail)	96	3,552
World Wrestling Entertainment, Inc. (Entertainment)	204	2,260
Worthington Industries, Inc. (Metal Fabricate/Hardware)	180	1,984
Wright Express Corp.* (Commercial Services)	108	1,361
Wright Medical Group, Inc.* (Healthcare-Products)	132	2,697
XenoPort, Inc.* (Pharmaceuticals)	60	1,505
YRC Worldwide, Inc.* (Transportation)	168	482
Zenith National Insurance Corp. (Insurance)	96	3,031
Zoll Medical Corp.* (Healthcare-Products)	60	1,133
Zoltek Cos., Inc.* (Chemicals)	72	647
Zoran Corp.* (Semiconductors)	180	1,229

TOTAL COMMON STOCKS
(Cost $1,158,423)		1,444,290

Repurchase Agreements (46.3%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $297,000 (Collateralized by $305,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $306,566)	$297,000	297,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $375,000 (Collateralized by $365,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $383,804)	375,000	375,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $622,000 (Collateralized by $590,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $637,737)	622,000	622,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $10,000 (Collateralized by $20,000 of various Federal Home Loan Bank Securities, 1.15%–2.23%, 3/12/09–12/11/09, market value $20,159)	10,000	10,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,304,000)		1,304,000

TOTAL INVESTMENT SECURITIES
(Cost $2,462,423)—97.6%		2,748,290
Net other assets (liabilities)—2.4%		66,453

NET ASSETS—100.0%		$2,814,743

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $300,000.

ADR	American Depositary Receipt

Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 1/27/09	$1,364,885	$49,571

See accompanying notes to the financial statements.
23

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2008

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.8%
Auto Parts & Equipment	0.2%
Banks	3.7%
Beverages	0.2%
Biotechnology	1.8%
Building Materials	0.2%
Chemicals	0.8%
Coal	NM
Commercial Services	3.3%
Computers	1.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	0.7%
Electric	1.7%
Electrical Components & Equipment	0.5%
Electronics	1.2%
Energy-Alternate Sources	NM
Engineering & Construction	0.4%
Entertainment	0.4%
Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	0.3%
Gas	0.7%
Hand/Machine Tools	0.2%
Healthcare-Products	3.1%
Healthcare-Services	1.0%
Home Builders	0.1%
Home Furnishings	0.2%
Household Products/Wares	0.3%
Housewares	NM
Insurance	2.2%
Internet	1.6%
Investment Companies	0.4%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.2%
Machinery-Diversified	0.8%
Media	0.1%
Metal Fabricate/Hardware	0.4%
Mining	0.4%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.2%
Oil & Gas	0.9%
Oil & Gas Services	0.2%
Packaging & Containers	0.1%
Pharmaceuticals	2.2%
REIT	2.8%
Real Estate	0.1%
Retail	2.7%
Savings & Loans	0.8%
Semiconductors	1.4%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.3%
Toys/Games/Hobbies	0.1%
Transportation	1.1%
Water	0.3%
Other**	48.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
24

PROFUNDS VP
ProFund VP Small-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$2,462,423

Securities, at value	1,444,290
Repurchase agreements, at value	1,304,000

Total Investment Securities, at value	2,748,290
Cash	112
Segregated cash balances with custodian for swap agreements	179
Dividends and interest receivable	4,666
Unrealized gain on swap agreements	49,571
Receivable for capital shares issued	32,887
Receivable for investments sold	9,990
Prepaid expenses	95

Total Assets	2,845,790

Liabilities:
Payable for capital shares redeemed	2,023
Variation margin on futures contracts	1,869
Advisory fees payable	2,170
Management services fees payable	289
Administration fees payable	153
Administrative services fees payable	1,780
Distribution fees payable	1,768
Trustee fees payable	16
Transfer agency fees payable	504
Fund accounting fees payable	271
Compliance services fees payable	78
Other accrued expenses	20,126

Total Liabilities	31,047

Net Assets	$2,814,743

Net Assets consist of:
Capital	$2,337,823
Accumulated net realized gains (losses) on investments	141,482
Net unrealized appreciation (depreciation) on investments	335,438

Net Assets	$2,814,743

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	158,595

Net Asset Value (offering and redemption price per share)	$17.75

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$420,358
Interest	86,056

Total Investment Income	506,414

Expenses:
Advisory fees	301,939
Management services fees	49,782
Administration fees	13,722
Transfer agency fees	17,287
Administrative services fees	100,507
Distribution fees	100,646
Custody fees	12,865
Fund accounting fees	28,588
Trustee fees	737
Compliance services fees	405
Other fees	36,783

Total Gross Expenses before reductions	663,261
Less Expenses reduced by the Advisor	(9,523)

Total Net Expenses	653,738

Net Investment Income (Loss)	(147,324)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,552,099
Net realized gains (losses) on futures contracts	(216,066)
Net realized gains (losses) on swap agreements	(389,391)
Change in net unrealized appreciation/depreciation on investments	(5,740,525)

Net Realized and Unrealized Gains (Losses) on Investments	(4,793,883)

Change in Net Assets Resulting from Operations	$(4,941,207)

See accompanying notes to the financial statements.

25

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(147,324)	$145,273
Net realized gains (losses) on investments	946,642	5,274,642
Change in net unrealized appreciation/depreciation on investments	(5,740,525)	(8,054,073)

Change in net assets resulting from operations	(4,941,207)	(2,634,158)

Distributions to Shareholders From:
Net investment income	(145,273)	(574,522)
Net realized gains on investments	(5,293,282)	(11,157,328)

Change in net assets resulting from distributions	(5,438,555)	(11,731,850)

Capital Transactions:
Proceeds from shares issued	57,258,918	138,953,543
Dividends reinvested	5,438,555	11,731,850
Value of shares redeemed	(118,028,326)	(187,741,651)

Change in net assets resulting from capital transactions	(55,330,853)	(37,056,258)

Change in net assets	(65,710,615)	(51,422,266)
Net Assets:
Beginning of period	68,525,358	119,947,624

End of period	$2,814,743	$68,525,358

Accumulated net investment income (loss)	$—	$145,273

Share Transactions:
Issued	2,612,478	3,884,892
Reinvested	209,578	377,837
Redeemed	(4,894,957)	(5,251,852)

Change in shares	(2,072,901)	(989,123)

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$30.71	$37.24	$32.95	$35.93	$31.62

Investment Activities:
Net investment income (loss)(a)	(0.10)	0.06	0.17	— (b)	(0.14)
Net realized and unrealized gains (losses) on investments	(9.82)	(0.82)	4.65	1.04	5.37

Total income (loss) from investment activities	(9.92)	(0.76)	4.82	1.04	5.23

Distributions to Shareholders From:
Net investment income	(0.08)	(0.28)	—	—	—
Net realized gains on investments	(2.96)	(5.49)	(0.53)	(4.02)	(0.92)

Total distributions	(3.04)	(5.77)	(0.53)	(4.02)	(0.92)

Net Asset Value, End of Period	$17.75	$30.71	$37.24	$32.95	$35.93

Total Return	(35.44)%	(2.21)%	14.75%	2.81%	16.74%

Ratios to Average Net Assets:
Gross expenses	1.65%	1.61%	1.59%	1.60%	1.61%
Net expenses	1.62%	1.56%	1.55%	1.60%	1.61%
Net investment income (loss)	(0.37)%	0.15%	0.47%	(0.01)%	(0.44)%

Supplemental Data:
Net assets, end of period (000’s)	$2,815	$68,525	$119,948	$117,108	$147,828
Portfolio turnover rate(c)	69%	40%	53%	67%	161%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

27

ProFund VP NASDAQ-100

The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2008, the Fund had a total return of –42.48%, compared to a total return of –41.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Amgen Inc (+24.35%), Gilead Sciences Inc (+11.15%), and Teva Pharmaceutical Industries Ltd (–8.41%), while the bottom three performers in this group were Apple Computer Inc (–56.91%), Google Inc Class A (–55.51%), and Microsoft Corp (–45.39%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP NASDAQ-100	1/22/2001	–42.48%	–4.95%	–10.67%	1.69%	1.63%

NASDAQ-100 Index	1/22/2001	–41.57%	–3.34%	–9.06%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.

1The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

28

PROFUNDS VP
ProFund VP NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	15%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	8.4%
Qualcomm, Inc.	5.7%
Microsoft Corp.	4.7%
Gilead Sciences, Inc.	3.6%
Google, Inc.—Class A	3.5%

NASDAQ-100 Index - Composition
% of Index

Technology	36%
Communications	26%
Consumer Non-Cyclical	24%
Consumer Cyclical	8%
Industrial	4%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	December 31, 2008

Common Stocks (84.7%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	20,930	$180,835
Adobe Systems, Inc.* (Software)	9,170	195,229
Akamai Technologies, Inc.* (Internet)	2,800	42,252
Altera Corp. (Semiconductors)	7,350	122,819
Amazon.com, Inc.* (Internet)	5,040	258,451
Amgen, Inc.* (Biotechnology)	8,680	501,270
Apollo Group, Inc.—Class A* (Commercial Services)	2,800	214,536
Apple Computer, Inc.* (Computers)	21,910	1,870,019
Applied Materials, Inc. (Semiconductors)	12,250	124,093
Autodesk, Inc.* (Software)	4,130	81,155
Automatic Data Processing, Inc. (Software)	6,300	247,842
Baidu.com, Inc.ADR* (Internet)	420	54,839
Bed Bath & Beyond, Inc.* (Retail)	6,160	156,587
Biogen Idec, Inc.* (Biotechnology)	5,600	266,728
Broadcom Corp.—Class A* (Semiconductors)	7,210	122,354
C.H. Robinson Worldwide, Inc. (Transportation)	2,940	161,788
CA, Inc. (Software)	8,750	162,138
Celgene Corp.* (Biotechnology)	7,980	441,134
Cephalon, Inc.* (Pharmaceuticals)	1,120	86,285
Check Point Software Technologies, Ltd.ADR* (Internet)	3,710	70,453
Cintas Corp. (Textiles)	3,220	74,801
Cisco Systems, Inc.* (Telecommunications)	37,030	603,589
Citrix Systems, Inc.* (Software)	3,780	89,095
Cognizant Technology Solutions Corp.* (Computers)	4,970	89,758
Comcast Corp.—Special Class A (Media)	25,480	430,102
Costco Wholesale Corp. (Retail)	3,990	209,475
Dell, Inc.* (Computers)	12,600	129,024
DENTSPLY International, Inc. (Healthcare-Products)	2,520	71,165
DIRECTV Group, Inc.* (Media)	13,510	309,514
DISH Network Corp.—Class A* (Media)	3,780	41,920
eBay, Inc.* (Internet)	16,800	234,528
Electronic Arts, Inc.* (Software)	5,670	90,947
Expedia, Inc.* (Internet)	4,970	40,953
Expeditors International of Washington, Inc. (Transportation)	3,640	121,103
Express Scripts, Inc.* (Pharmaceuticals)	3,850	211,673
Fastenal Co. (Distribution/Wholesale)	2,450	85,383
First Solar, Inc.* (Energy-Alternate Sources)	1,190	164,172
Fiserv, Inc.* (Software)	3,500	127,295
Flextronics International, Ltd.ADR* (Electronics)	15,540	39,782
FLIR Systems, Inc.* (Electronics)	2,520	77,314
Focus Media Holding, Ltd.ADR* (Advertising)	1,960	17,816
Foster Wheeler, Ltd.ADR* (Engineering& Construction)	2,450	57,281
Garmin, Ltd.ADR (Electronics)	3,290	63,069
Genzyme Corp.* (Biotechnology)	5,950	394,902
Gilead Sciences, Inc.* (Pharmaceuticals)	15,820	809,035
Google, Inc.—Class A* (Internet)	2,520	775,278
Hansen Natural Corp.* (Beverages)	1,610	53,983
Henry Schein, Inc.* (Healthcare-Products)	1,540	56,503
Hologic, Inc.* (Healthcare-Products)	4,760	62,213
IAC/InterActiveCorp* (Internet)	2,520	39,640
Illumina, Inc.* (Biotechnology)	2,100	54,705
Infosys Technologies, Ltd.ADR (Software)	1,960	48,157
Intel Corp. (Semiconductors)	34,440	504,890
Intuit, Inc.* (Software)	7,070	168,195
Intuitive Surgical, Inc.* (Healthcare-Products)	630	80,004
J.B. Hunt Transport Services, Inc. (Transportation)	2,170	57,006
Joy Global, Inc. (Machinery-Construction & Mining)	1,820	41,660
Juniper Networks, Inc.* (Telecommunications)	6,090	106,636
KLA-Tencor Corp. (Semiconductors)	3,570	77,790
Lam Research Corp.* (Semiconductors)	2,240	47,667
Liberty Global, Inc.—Class A* (Media)	2,660	42,347
Liberty Media Holding Corp.—Interactive Series A* (Internet)	9,590	29,921
Life Technologies Corp.* (Biotechnology)	3,080	71,795
Linear Technology Corp. (Semiconductors)	5,180	114,582
Logitech International S.A.ADR* (Computers)	3,080	47,986
Marvell Technology Group, Ltd.ADR* (Semiconductors)	10,290	68,634
Maxim Integrated Products, Inc. (Semiconductors)	5,460	62,353
Microchip Technology, Inc. (Semiconductors)	2,660	51,950
Microsoft Corp. (Software)	54,180	1,053,259
Millicom International Cellular S.A.ADR (Telecommunications)	1,820	81,736
NetApp, Inc.* (Computers)	6,090	85,077
NII Holdings, Inc.—Class B* (Telecommunications)	2,800	50,904
NVIDIA Corp.* (Semiconductors)	9,310	75,132
O’Reilly Automotive, Inc.* (Retail)	2,310	71,009
Oracle Corp.* (Software)	38,010	673,917

See accompanying notes to the financial statements.

29

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	December 31, 2008

Common Stocks, continued
	Shares	Value

PACCAR, Inc. (Auto Manufacturers)	7,140	$204,204
Patterson Cos., Inc.* (Healthcare-Products)	2,030	38,063
Paychex, Inc. (Commercial Services)	6,020	158,206
Pharmaceutical Product Development, Inc. (Commercial Services)	1,960	56,860
Qualcomm, Inc. (Telecommunications)	35,280	1,264,083
Research In Motion, Ltd.ADR* (Computers)	10,010	406,206
Ross Stores, Inc. (Retail)	2,310	68,676
Ryanair Holdings PLCADR* (Airlines)	2,030	59,032
Seagate TechnologyADR (Computers)	8,610	38,142
Sears Holdings Corp.* (Retail)	2,240	87,069
Sigma-Aldrich Corp. (Chemicals)	2,100	88,704
Staples, Inc. (Retail)	8,470	151,782
Starbucks Corp.* (Retail)	17,990	170,185
Steel Dynamics, Inc. (Iron/Steel)	3,290	36,782
Stericycle, Inc.* (Environmental Control)	1,540	80,203
Sun Microsystems, Inc.* (Computers)	5,670	21,659
Symantec Corp.* (Internet)	15,470	209,154
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	11,270	479,764
Urban Outfitters, Inc.* (Retail)	2,870	42,993
VeriSign, Inc.* (Internet)	3,220	61,438
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,730	82,937
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	4,410	63,945
Wynn Resorts, Ltd.* (Lodging)	2,100	88,746
Xilinx, Inc. (Semiconductors)	6,370	113,513
Yahoo!, Inc.* (Internet)	11,760	143,472

TOTAL COMMON STOCKS
(Cost $11,123,187)		18,915,250

Repurchase Agreements (10.2%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $519,000 (Collateralized by $530,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $532,721)	$519,000	519,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $648,000 (Collateralized by $629,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $661,405)	648,000	648,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,084,001 (Collateralized by $1,025,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $1,107,934)	1,084,000	1,084,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $20,000 (Collateralized by $25,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $25,270)	20,000	20,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,271,000)		2,271,000

TOTAL INVESTMENT SECURITIES
(Cost $13,394,187)—94.9%		21,186,250
Net other assets (liabilities)—5.1%		1,136,697

NET ASSETS—100.0%		$22,322,947

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,437,820)	142	$63,193

ProFund VP NASDAQ-100 invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	0.1%
Airlines	0.3%
Auto Manufacturers	0.9%
Beverages	0.2%
Biotechnology	8.1%
Chemicals	0.4%
Commercial Services	2.0%
Computers	12.1%
Distribution/Wholesale	0.4%
Electronics	0.8%
Energy-Alternate Sources	0.7%
Engineering & Construction	0.3%
Environmental Control	0.4%
Healthcare-Products	1.4%
Internet	8.7%
Iron/Steel	0.2%
Lodging	0.4%
Machinery-Construction & Mining	0.2%
Media	3.7%
Pharmaceuticals	7.3%
Retail	4.3%
Semiconductors	6.5%
Software	14.0%
Telecommunications	9.5%
Textiles	0.3%
Transportation	1.5%
Other**	15.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
30

PROFUNDS VP
ProFund VP NASDAQ-100

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$13,394,187

Securities, at value	18,915,250
Repurchase agreements, at value	2,271,000

Total Investment Securities, at value	21,186,250
Cash	7,764
Segregated cash balances with brokers for futures contracts	407,923
Dividends and interest receivable	7,890
Receivable for capital shares issued	8,615
Receivable for investments sold	2,702,163
Variation margin on futures contracts	27,636
Prepaid expenses	79

Total Assets	24,348,320

Liabilities:
Payable for investments purchased	7,082
Payable for capital shares redeemed	1,963,916
Advisory fees payable	6,018
Management services fees payable	802
Administration fees payable	823
Administrative services fees payable	7,348
Distribution fees payable	5,715
Trustee fees payable	104
Transfer agency fees payable	4,229
Fund accounting fees payable	1,744
Compliance services fees payable	503
Other accrued expenses	27,089

Total Liabilities	2,025,373

Net Assets	$22,322,947

Net Assets consist of:
Capital	$50,827,031
Accumulated net realized gains (losses) on investments	(36,359,340)
Net unrealized appreciation (depreciation) on investments	7,855,256

Net Assets	$22,322,947

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,083,640

Net Asset Value (offering and redemption price per share)	$10.71

Statement of Operations

For the year ended December 31, 2008

Investment Income:
Dividends	$286,147
Interest	15,314

Total Investment Income	301,461

Expenses:
Advisory fees	370,186
Management services fees	59,216
Administration fees	17,062
Transfer agency fees	22,373
Administrative services fees	168,334
Distribution fees	123,395
Custody fees	18,712
Fund accounting fees	30,853
Trustee fees	878
Compliance services fees	1,419
Other fees	57,526

Total Gross Expenses before reductions	869,954
Less Expenses reduced by the Advisor	(65,415)

Total Net Expenses	804,539

Net Investment Income (Loss)	(503,078)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	1,283,232
Net realized gains (losses) on futures contracts	(614,157)
Change in net unrealized appreciation/depreciation on investments	(25,584,760)

Net Realized and Unrealized Gains (Losses) on Investments	(24,915,685)

Change in Net Assets Resulting from Operations	$(25,418,763)

See accompanying notes to the financial statements.

31

PROFUNDS VP
ProFund VP NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(503,078)	$(649,515)
Net realized gains (losses) on investments	669,075	4,071,177
Change in net unrealized appreciation/depreciation on investments	(25,584,760)	5,167,689

Change in net assets resulting from operations	(25,418,763)	8,589,351

Capital Transactions:
Proceeds from shares issued	278,242,532	516,670,298
Value of shares redeemed	(340,447,825)	(489,101,529)

Change in net assets resulting from capital transactions	(62,205,293)	27,568,769

Change in net assets	(87,624,056)	36,158,120
Net Assets:
Beginning of period	109,947,003	73,788,883

End of period	$22,322,947	$109,947,003

Share Transactions:
Issued	18,750,018	28,930,958
Redeemed	(22,570,041)	(27,689,735)

Change in shares	(3,820,023)	1,241,223

See accompanying notes to the financial statements.

32

PROFUNDS VP
ProFund VP NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$18.62	$15.83	$15.01	$16.45	$15.79

Investment Activities:
Net investment income (loss)(a)	(0.16)	(0.12)	(0.16)	(0.18)	(0.12)
Net realized and unrealized gains (losses) on investments	(7.75)	2.91	0.98	0.18	1.42

Total income (loss) from investment activities	(7.91)	2.79	0.82	—	1.30

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(1.44)	(0.64)

Net Asset Value, End of Period	$10.71	$18.62	$15.83	$15.01	$16.45

Total Return	(42.48)%	17.62%	5.46%	0.18%	8.53%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.69%	1.73%	1.84%	1.87%
Net expenses	1.63%	1.63%	1.70%	1.84%	1.87%
Net investment income (loss)	(1.02)%	(0.68)%	(1.05)%	(1.21)%	(0.75)%

Supplemental Data:
Net assets, end of period (000’s)	$22,323	$109,947	$73,789	$90,330	$157,144
Portfolio turnover rate(b)	470%	336%	258%	387%	540%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

33

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.1 For the year ended December 31, 2008, the Fund had a total return of –30.68%, compared to a total return of –29.50%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted Index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were UMB Financial Corp (+28.10%), New Jersey Resources Corp (+18.00%), and Emcor Group (–5.08%), while the bottom three performers in this group were Lennox International Inc (–22.04%), Senior Housing Properties Trust (–20.99%), and AMERIGROUP Corp (–19.01%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Value	5/1/2002	–30.68%	–1.16%	–1.39%	1.76%	1.63%

S&P SmallCap 600/Citigroup Value Index[4]	5/1/2002	–29.50%	0.95%	1.35%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
34

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Atmos Energy Corp.	1.3%
Senior Housing Properties Trust	1.2%
New Jersey Resources Corp.	1.0%
Owens & Minor, Inc.	0.9%
AMERIGROUP Corp.	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	31%
Industrial	20%
Consumer Non-Cyclical	14%
Consumer Cyclical	12%
Utilities	10%
Technology	6%
Basic Materials	3%
Communications	3%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks (100.4%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,448	$2,838
A.H. Belo Corp.—Class A (Media)	1,991	4,340
Aaron Rents, Inc. (Commercial Services)	1,991	53,000
ABM Industries, Inc. (Commercial Services)	5,068	96,545
Acadia Realty Trust (REIT)	3,620	51,657
Actel Corp.* (Semiconductors)	1,810	21,213
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,172	75,824
Adaptec, Inc.* (Telecommunications)	13,937	45,992
Administaff, Inc. (Commercial Services)	2,534	54,836
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,801	37,820
Agilysys, Inc. (Computers)	2,534	10,871
Albany International Corp.—Class A (Machinery-Diversified)	3,077	39,386
ALLETE, Inc. (Electric)	3,077	99,295
Alliance One International, Inc.* (Agriculture)	10,136	29,800
AMCOL International Corp. (Mining)	905	18,960
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,344	39,053
American States Water Co. (Water)	1,991	65,663
AMERIGROUP Corp.* (Healthcare-Services)	5,973	176,323
AMN Healthcare Services, Inc.* (Commercial Services)	1,267	10,719
Analogic Corp. (Electronics)	1,448	39,501
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,991	5,495
Anixter International, Inc.* (Telecommunications)	1,448	43,614
Apogee Enterprises, Inc. (Building Materials)	3,258	33,753
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,163	78,764
Applied Signal Technology, Inc. (Telecommunications)	543	9,741
Arbitron, Inc. (Commercial Services)	1,629	21,633
Arch Chemicals, Inc. (Chemicals)	2,896	75,499
Arctic Cat, Inc. (Leisure Time)	1,448	6,936
Arkansas Best Corp. (Transportation)	2,896	87,199
ArQule, Inc.* (Biotechnology)	2,172	9,166
Arris Group, Inc.* (Telecommunications)	5,068	40,291
ATC Technology Corp.* (Auto Parts & Equipment)	1,448	21,184
Atmos Energy Corp. (Gas)	10,498	248,803
Atwood Oceanics, Inc.* (Oil & Gas)	2,715	41,485
Audiovox Corp.—Class A* (Telecommunications)	2,172	10,882
Avid Technology, Inc.* (Software)	3,439	37,519
Avista Corp. (Electric)	6,154	119,264
Axcelis Technologies, Inc.* (Semiconductors)	11,765	6,000
Baldor Electric Co. (Hand/Machine Tools)	5,249	93,695
Bank Mutual Corp. (Banks)	5,430	62,662
BankAtlantic Bancorp, Inc.,—Class A (Savings & Loans)	905	5,249
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,887	70,861
Bassett Furniture Industries, Inc. (Home Furnishings)	1,267	4,244
Belden, Inc. (Electrical Components & Equipment)	5,249	109,599
Benchmark Electronics, Inc.* (Electronics)	3,439	43,916
Big 5 Sporting Goods Corp. (Retail)	2,534	13,202
BioMed Realty Trust, Inc. (REIT)	9,231	108,187
Black Box Corp. (Telecommunications)	1,991	52,005
Blue Coat Systems, Inc.* (Internet)	2,715	22,806
Blue Nile, Inc.* (Internet)	724	17,731
Boston Private Financial Holdings, Inc. (Banks)	7,240	49,522
Bowne & Co., Inc. (Commercial Services)	3,077	18,093
Brady Corp.—Class A (Electronics)	2,353	56,354
Briggs & Stratton Corp. (Machinery-Diversified)	5,611	98,697
Brightpoint, Inc.* (Distribution/Wholesale)	5,792	25,195
Bristow Group, Inc.* (Transportation)	1,810	48,490
Brookline Bancorp, Inc. (Savings & Loans)	6,697	71,323
Brooks Automation, Inc.* (Semiconductors)	3,801	22,084
Brown Shoe Co., Inc. (Retail)	4,887	41,393
Brunswick Corp. (Leisure Time)	9,955	41,911
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,344	15,812
Buffalo Wild Wings, Inc.* (Retail)	1,267	32,499
C&D Technologies, Inc.* (Electrical Components & Equipment)	3,077	9,631
Cabela’s, Inc.* (Retail)	4,525	26,381
Cabot Microelectronics Corp.* (Chemicals)	1,267	33,031
Cal-Maine Foods, Inc. (Food)	724	20,779
Calgon Carbon Corp.* (Environmental Control)	3,982	61,163
California Pizza Kitchen, Inc.* (Retail)	1,448	15,523
Cambrex Corp.* (Biotechnology)	1,086	5,017
Cascade Corp. (Machinery-Diversified)	362	10,809
Casey’s General Stores, Inc. (Retail)	2,353	53,578
Cash America International, Inc. (Retail)	1,448	39,603

See accompanying notes to the financial statements.
35

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Catapult Communications Corp.* (Computers)	543	$3,567
CDI Corp. (Commercial Services)	1,448	18,737
Cedar Shopping Centers, Inc. (REIT)	5,068	35,881
Centene Corp.* (Healthcare-Services)	4,887	96,323
Central Garden & Pet Co.—Class A* (Household Products/Wares)	8,145	48,055
Central Pacific Financial Corp. (Banks)	3,258	32,710
Central Vermont Public Service Corp. (Electric)	1,267	30,231
Century Aluminum Co.* (Mining)	4,163	41,630
CH Energy Group, Inc. (Electric)	1,810	93,016
Champion Enterprises, Inc.* (Home Builders)	8,869	4,967
Charlotte Russe Holding, Inc.* (Retail)	2,353	15,271
Checkpoint Systems, Inc.* (Electronics)	4,344	42,745
Christopher & Banks Corp. (Retail)	3,982	22,299
Ciber, Inc.* (Computers)	6,154	29,601
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,086	29,865
CKE Restaurants, Inc. (Retail)	2,534	21,995
Clarcor, Inc. (Miscellaneous Manufacturing)	2,715	90,084
Clearwater Paper Corp.* (Forest Products & Paper)	543	4,556
Cleco Corp. (Electric)	6,878	157,025
Cognex Corp. (Machinery-Diversified)	2,353	34,824
Cohu, Inc. (Semiconductors)	1,086	13,195
Colonial Properties Trust (REIT)	5,430	45,232
Columbia Banking System, Inc. (Banks)	1,991	23,753
Community Bank System, Inc. (Banks)	3,801	92,706
CONMED Corp.* (Healthcare-Products)	1,991	47,664
Consolidated Graphics, Inc.* (Commercial Services)	1,267	28,685
Cooper Cos., Inc. (Healthcare-Products)	2,534	41,558
Corus Bankshares, Inc. (Banks)	3,620	4,018
CorVel Corp.* (Commercial Services)	362	7,957
Cross Country Healthcare, Inc.* (Commercial Services)	3,439	30,229
CryoLife, Inc.* (Biotechnology)	2,353	22,848
CSG Systems International, Inc.* (Software)	1,991	34,783
CTS Corp. (Electronics)	3,801	20,943
Cubic Corp. (Electronics)	905	24,616
Cyberonics, Inc.* (Healthcare-Products)	1,810	29,992
Cypress Semiconductor Corp.* (Semiconductors)	16,471	73,625
Datascope Corp. (Healthcare-Products)	1,448	75,643
Delphi Financial Group, Inc.—Class A (Insurance)	4,706	86,779
DiamondRock Hospitality Co. (REIT)	10,317	52,307
Digi International, Inc.* (Software)	1,086	8,807
Dime Community Bancshares, Inc. (Savings & Loans)	3,077	40,924
DineEquity, Inc. (Retail)	1,810	20,924
DSP Group, Inc.* (Semiconductors)	3,077	24,677
E.W. Scripps Co. (Media)	3,258	7,200
EastGroup Properties, Inc. (REIT)	2,896	103,040
Eclipsys Corp.* (Software)	3,982	56,505
El Paso Electric Co.* (Electric)	3,077	55,663
EMCOR Group, Inc.* (Engineering & Construction)	7,421	166,453
EMS Technologies, Inc.* (Telecommunications)	1,267	32,777
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,353	50,684
Entertainment Properties Trust (REIT)	3,801	113,270
Enzo Biochem, Inc.* (Biotechnology)	2,715	13,276
Esterline Technologies Corp.* (Aerospace/Defense)	1,810	68,581
Ethan Allen Interiors, Inc. (Home Furnishings)	3,258	46,817
Exar Corp.* (Semiconductors)	2,896	19,316
Extra Space Storage, Inc. (REIT)	9,774	100,868
FairPoint Communications, Inc. (Telecommunications)	10,136	33,246
FEI Co.* (Electronics)	2,715	51,205
Financial Federal Corp. (Diversified Financial Services)	2,896	67,390
First BanCorp (Banks)	3,982	44,359
First Commonwealth Financial Corp. (Banks)	8,326	103,076
First Financial Bancorp (Banks)	3,620	44,852
First Financial Bankshares, Inc. (Banks)	1,267	69,951
First Midwest Bancorp, Inc. (Banks)	5,611	112,052
Flagstar Bancorp, Inc.* (Savings & Loans)	6,697	4,755
Forestar Group, Inc.* (Real Estate)	4,163	39,632
Forrester Research, Inc.* (Commercial Services)	724	20,424
Franklin Street Properties Corp. (REIT)	5,792	85,432
Fred’s, Inc. (Retail)	4,525	48,689
Frontier Financial Corp. (Banks)	5,430	23,675
Fuller (H.B.) Co. (Chemicals)	5,611	90,393
G & K Services, Inc. (Textiles)	2,172	43,918
GenCorp, Inc.* (Aerospace/Defense)	5,611	20,648
General Communication, Inc.—Class A* (Telecommunications)	2,896	23,429
Genesco, Inc. (Retail)	1,086	18,375
Gentiva Health Services, Inc.* (Healthcare-Services)	1,810	52,961
Georgia Gulf Corp. (Chemicals)	3,439	3,680
Gerber Scientific, Inc.* (Machinery-Diversified)	2,715	13,874
Gevity HR, Inc. (Commercial Services)	2,896	4,373
Gibraltar Industries, Inc. (Iron/Steel)	3,077	36,739
Glacier Bancorp, Inc. (Banks)	3,077	58,524
Greatbatch, Inc.* (Electrical Components & Equipment)	1,448	38,314
Griffon Corp.* (Miscellaneous Manufacturing)	5,611	52,351
Group 1 Automotive, Inc. (Retail)	2,715	29,241
Guaranty Financial Group, Inc.* (Savings & Loans)	12,489	32,596
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,629	23,474
Haemonetics Corp.* (Healthcare-Products)	1,448	81,812
Hancock Holding Co. (Banks)	1,267	57,598
Hanmi Financial Corp. (Banks)	2,353	4,847
Harmonic, Inc.* (Telecommunications)	10,860	60,925
Haverty Furniture Cos., Inc. (Retail)	2,172	20,265
Healthcare Services Group, Inc. (Commercial Services)	2,534	40,367
HealthSpring, Inc.* (Healthcare-Services)	2,534	50,604
Heidrick & Struggles International, Inc. (Commercial Services)	543	11,696
Hillenbrand, Inc. (Commercial Services)	7,059	117,744
HMS Holdings Corp.* (Commercial Services)	1,448	45,641
Holly Corp. (Oil & Gas)	1,086	19,798
Home Bancshares, Inc. (Banks)	543	14,634
Home Properties, Inc. (REIT)	3,620	146,972
Hot Topic, Inc.* (Retail)	1,991	18,457
Hub Group, Inc.—Class A* (Transportation)	1,991	52,821
Hutchinson Technology, Inc.* (Computers)	2,534	8,818
Iconix Brand Group, Inc.* (Apparel)	3,258	31,863
Independent Bank Corp. (Banks)	2,172	4,691
Independent Bank Corp. (Banks)	1,086	28,410
Infinity Property & Casualty Corp. (Insurance)	905	42,291
Informatica Corp.* (Software)	5,973	82,009
Inland Real Estate Corp. (REIT)	6,516	84,578
Insight Enterprises, Inc.* (Retail)	5,249	36,218
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,991	39,203
Interface, Inc.—Class A (Office Furnishings)	6,335	29,394
Intermec, Inc.* (Machinery-Diversified)	3,258	43,266
Interval Leisure Group, Inc.* (Leisure Time)	2,172	11,707
Interwoven, Inc.* (Internet)	3,801	47,893
Invacare Corp. (Healthcare-Products)	3,620	56,182
Investment Technology Group, Inc.* (Diversified Financial Services)	2,172	49,348
Irwin Financial Corp.* (Banks)	2,172	2,802
Itron, Inc.* (Electronics)	1,991	126,906
J & J Snack Foods Corp. (Food)	905	32,471
Jack in the Box, Inc.* (Retail)	2,353	51,978

See accompanying notes to the financial statements.
36

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,448	$29,872
JDA Software Group, Inc.* (Software)	3,077	40,401
Jo-Ann Stores, Inc.* (Retail)	2,896	44,859
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,077	25,139
Kaman Corp. (Aerospace/Defense)	2,896	52,504
Kaydon Corp. (Metal Fabricate/Hardware)	1,629	55,956
Keithley Instruments, Inc. (Electronics)	1,629	5,946
Kendle International, Inc.* (Commercial Services)	543	13,966
Kensey Nash Corp.* (Healthcare-Products)	724	14,053
Kilroy Realty Corp. (REIT)	3,801	127,181
Kirby Corp.* (Transportation)	2,353	64,378
Kite Realty Group Trust (REIT)	3,801	21,134
Kopin Corp.* (Semiconductors)	5,068	10,339
La-Z-Boy, Inc. (Home Furnishings)	5,792	12,569
LaBranche & Co., Inc.* (Diversified Financial Services)	3,982	19,074
Laclede Group, Inc. (Gas)	1,086	50,868
Lance, Inc. (Food)	3,620	83,043
Landauer, Inc. (Commercial Services)	362	26,535
Landry’s Restaurants, Inc. (Retail)	1,448	16,797
LaSalle Hotel Properties (REIT)	2,172	24,001
Lawson Products, Inc. (Metal Fabricate/Hardware)	543	12,408
Lennox International, Inc. (Building Materials)	5,430	175,335
Lexington Corporate Properties Trust (REIT)	8,326	41,630
Lindsay Manufacturing Co. (Machinery-Diversified)	543	17,262
Lithia Motors, Inc.—Class A (Retail)	1,810	5,901
Littelfuse, Inc.* (Electrical Components & Equipment)	1,086	18,028
Live Nation, Inc.* (Commercial Services)	8,869	50,908
Liz Claiborne, Inc. (Apparel)	10,860	28,236
LoJack Corp.* (Electronics)	724	2,983
LTC Properties, Inc. (REIT)	2,715	55,060
Lydall, Inc.* (Miscellaneous Manufacturing)	1,991	11,448
M/I Schottenstein Homes, Inc. (Home Builders)	1,629	17,170
MagneTek, Inc.* (Electrical Components & Equipment)	3,439	8,254
Manhattan Associates, Inc.* (Computers)	1,267	20,031
Marcus Corp. (Lodging)	2,353	38,189
MarineMax, Inc.* (Retail)	2,172	7,363
Matrix Service Co.* (Oil & Gas Services)	2,896	22,212
MAXIMUS, Inc. (Commercial Services)	2,172	76,259
MedCath Corp.* (Healthcare-Services)	2,172	22,676
Medical Properties Trust, Inc. (REIT)	3,439	21,700
Mentor Corp. (Healthcare-Products)	1,629	50,385
Mercury Computer Systems, Inc.* (Computers)	2,534	15,990
Merit Medical Systems, Inc.* (Healthcare-Products)	1,448	25,963
Methode Electronics, Inc. (Electronics)	4,344	29,279
Microsemi Corp.* (Semiconductors)	4,887	61,772
Mid-America Apartment Communities, Inc. (REIT)	3,258	121,067
Midas, Inc.* (Commercial Services)	1,629	17,088
Mobile Mini, Inc.* (Storage/Warehousing)	1,810	26,100
Moog, Inc.—Class A* (Aerospace/Defense)	2,353	86,049
Movado Group, Inc. (Retail)	1,991	18,695
MTS Systems Corp. (Computers)	905	24,109
Multimedia Games, Inc.* (Leisure Time)	2,715	6,462
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	543	14,639
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,258	26,064
Nash Finch Co. (Food)	1,448	65,001
National Financial Partners (Diversified Financial Services)	4,525	13,756
National Penn Bancshares, Inc. (Banks)	9,231	133,942
National Presto Industries, Inc. (Housewares)	543	41,811
National Retail Properties, Inc. (REIT)	8,869	152,458
NCI Building Systems, Inc.* (Building Materials)	2,172	35,404
Neenah Paper, Inc. (Forest Products & Paper)	1,629	14,400
Network Equipment Technologies, Inc.* (Telecommunications)	3,439	9,904
New Jersey Resources Corp. (Gas)	4,887	192,303
NewMarket Corp. (Chemicals)	362	12,637
Newport Corp.* (Electronics)	4,163	28,225
Northwest Natural Gas Co. (Gas)	3,077	136,096
Novatel Wireless, Inc.* (Telecommunications)	3,439	15,957
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,629	17,919
O’Charley’s, Inc. (Retail)	2,353	4,706
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,991	18,417
OfficeMax, Inc. (Retail)	8,688	66,376
Old National Bancorp (Banks)	7,602	138,052
Olympic Steel, Inc. (Iron/Steel)	362	7,374
OM Group, Inc.* (Chemicals)	3,439	72,597
Omnicell, Inc.* (Software)	1,629	19,890
On Assignment, Inc.* (Commercial Services)	4,163	23,604
Osteotech, Inc.* (Healthcare-Products)	1,991	3,365
Owens & Minor, Inc. (Distribution/Wholesale)	4,706	177,181
Oxford Industries, Inc. (Apparel)	1,629	14,286
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,353	31,554
PAREXEL International Corp.* (Commercial Services)	3,620	35,150
Parkway Properties, Inc. (REIT)	1,810	32,580
PC-Tel, Inc. (Internet)	1,267	8,324
Peet’s Coffee & Tea, Inc.* (Beverages)	724	16,833
Penford Corp. (Chemicals)	1,267	12,822
Pennsylvania REIT (REIT)	4,525	33,711
Perry Ellis International, Inc.* (Apparel)	1,267	8,033
PharMerica Corp.* (Pharmaceuticals)	1,629	25,526
Phase Forward, Inc.* (Software)	3,258	40,790
Phoenix Technologies, Ltd.* (Software)	2,534	8,869
Piedmont Natural Gas Co., Inc. (Gas)	4,525	143,307
Pinnacle Entertainment, Inc.* (Entertainment)	3,258	25,021
Piper Jaffray* (Diversified Financial Services)	1,810	71,966
Polaris Industries, Inc. (Leisure Time)	1,448	41,485
PolyOne Corp.* (Chemicals)	10,498	33,069
Post Properties, Inc. (REIT)	5,068	83,622
Presidential Life Corp. (Insurance)	2,534	25,061
ProAssurance Corp.* (Insurance)	1,629	85,979
Progress Software Corp.* (Software)	2,172	41,833
Prosperity Bancshares, Inc. (Banks)	2,353	69,625
Provident Bankshares Corp. (Banks)	3,801	36,718
PS Business Parks, Inc. (REIT)	1,629	72,751
PSS World Medical, Inc.* (Healthcare-Products)	3,258	61,316
Quaker Chemical Corp. (Chemicals)	1,267	20,842
Quanex Building Products Corp. (Building Materials)	4,344	40,703
Quiksilver, Inc.* (Apparel)	14,480	26,643
Radiant Systems, Inc.* (Computers)	1,267	4,270
RadiSys Corp.* (Computers)	2,534	14,013
RC2 Corp.* (Toys/Games/Hobbies)	1,086	11,588
Red Robin Gourmet Burgers, Inc.* (Retail)	1,810	30,462
Regal-Beloit Corp. (Hand/Machine Tools)	1,629	61,886
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,163	76,433
RehabCare Group, Inc.* (Healthcare-Services)	1,991	30,184
Res-Care, Inc.* (Healthcare-Services)	1,448	21,749
Rewards Network, Inc.* (Commercial Services)	3,077	7,969
RLI Corp. (Insurance)	905	55,350
Robbins & Myers, Inc. (Machinery-Diversified)	3,982	64,389
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,344	148,478
Rogers Corp.* (Electronics)	905	25,132
RTI International Metals, Inc.* (Mining)	1,267	18,131
Ruby Tuesday, Inc.* (Retail)	5,973	9,318
Rudolph Technologies, Inc.* (Semiconductors)	3,439	12,140

See accompanying notes to the financial statements.
37

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Common Stocks, continued
	Shares	Value

Russ Berrie and Co., Inc.* (Household Products/Wares)	1,991	$5,913
S&T Bancorp, Inc. (Banks)	1,991	70,680
Safety Insurance Group, Inc. (Insurance)	1,810	68,889
Sanderson Farms, Inc. (Food)	905	31,277
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,620	20,960
ScanSource, Inc.* (Distribution/Wholesale)	1,086	20,927
School Specialty, Inc.* (Retail)	1,810	34,607
Schulman (A.), Inc. (Chemicals)	2,896	49,232
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,810	36,236
Selective Insurance Group, Inc. (Insurance)	3,077	70,556
Senior Housing Properties Trust (REIT)	13,032	233,533
Skechers U.S.A., Inc.—Class A* (Apparel)	3,801	48,729
Skyline Corp. (Home Builders)	724	14,473
Skyworks Solutions, Inc.* (Semiconductors)	11,403	63,173
Smith Corp. (Miscellaneous Manufacturing)	2,534	74,804
Sonic Automotive, Inc. (Retail)	3,258	12,967
Sonic Corp.* (Retail)	4,163	50,664
Sonic Solutions* (Electronics)	1,086	1,911
South Financial Group, Inc. (Banks)	8,507	36,750
South Jersey Industries, Inc. (Gas)	3,439	137,044
Southwest Gas Corp. (Gas)	5,068	127,815
Sovran Self Storage, Inc. (REIT)	2,534	91,224
Spartan Motors, Inc. (Auto Parts & Equipment)	3,801	17,979
Spherion Corp.* (Commercial Services)	5,792	12,800
SPSS, Inc.* (Software)	905	24,399
Stage Stores, Inc. (Retail)	4,344	35,838
Standard Microsystems Corp.* (Semiconductors)	1,267	20,703
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,448	5,010
Standard Pacific Corp.* (Home Builders)	10,498	18,686
Standex International Corp. (Miscellaneous Manufacturing)	1,448	28,728
StarTek, Inc.* (Commercial Services)	1,267	5,638
Stein Mart, Inc.* (Retail)	2,896	3,272
Stepan Co. (Chemicals)	905	42,526
Sterling Bancorp (Banks)	1,991	27,934
Sterling Bancshares, Inc. (Banks)	8,326	50,622
Sterling Financial Corp. (Savings & Loans)	5,973	52,562
Stewart Information Services Corp. (Insurance)	1,991	46,769
Stone Energy Corp.* (Oil & Gas)	3,982	43,882
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,448	8,645
Superior Industries International, Inc. (Auto Parts & Equipment)	2,715	28,562
Supertex, Inc.* (Semiconductors)	543	13,037
Susquehanna Bancshares, Inc. (Banks)	9,774	155,504
SWS Group, Inc. (Diversified Financial Services)	1,448	27,440
Symmetricom, Inc.* (Telecommunications)	3,077	12,154
SYNNEX Corp.* (Software)	2,172	24,609
Take-Two Interactive Software, Inc. (Software)	5,611	42,419
Taleo Corp.—Class A* (Software)	1,991	15,589
Tanger Factory Outlet Centers, Inc. (REIT)	3,620	136,184
Technitrol, Inc. (Electronics)	4,706	16,377
Tekelec* (Telecommunications)	4,525	60,363
Tetra Tech, Inc.* (Environmental Control)	4,525	109,279
Texas Industries, Inc. (Building Materials)	3,077	106,156
Texas Roadhouse, Inc.—Class A* (Retail)	2,896	22,444
The Andersons, Inc. (Agriculture)	1,991	32,812
The Buckle, Inc. (Retail)	1,448	31,595
The Cato Corp.—Class A (Retail)	3,439	51,929
The Finish Line, Inc.—Class A (Retail)	6,335	35,476
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,439	21,562
The Hain Celestial Group, Inc.* (Food)	2,353	44,919
The Men’s Wearhouse, Inc. (Retail)	5,973	80,874
The Nautilus Group, Inc.* (Leisure Time)	2,534	5,600
The Navigators Group, Inc.* (Insurance)	724	39,755
The Pep Boys-Manny, Moe & Jack (Retail)	5,068	20,931
The Standard Register Co. (Household Products/Wares)	1,448	12,931
The Steak n Shake Co.* (Retail)	3,258	19,385
Theragenics Corp.* (Pharmaceuticals)	3,801	4,447
THQ, Inc.* (Software)	7,602	31,852
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,991	12,782
Tollgrade Communications, Inc.* (Telecommunications)	1,086	5,191
Tompkins Financial Corp. (Banks)	543	31,467
Tower Group, Inc. (Insurance)	1,267	35,742
Tredegar Corp. (Miscellaneous Manufacturing)	2,172	39,487
TreeHouse Foods, Inc.* (Food)	1,810	49,304
TriQuint Semiconductor, Inc.* (Semiconductors)	16,652	57,283
Triumph Group, Inc. (Aerospace/Defense)	1,810	76,853
TrueBlue, Inc.* (Commercial Services)	2,172	20,786
TrustCo Bank Corp. NY (Banks)	8,688	82,623
Tuesday Morning Corp.* (Retail)	3,439	5,606
Tween Brands, Inc.* (Retail)	2,896	12,511
UCBH Holdings, Inc. (Banks)	5,973	41,094
UIL Holdings Corp. (Electric)	2,896	86,967
Ultratech Stepper, Inc.* (Semiconductors)	1,810	21,648
UMB Financial Corp. (Banks)	3,439	168,992
Umpqua Holdings Corp. (Banks)	6,878	99,525
UniFirst Corp. (Textiles)	905	26,869
Unisource Energy Corp. (Electric)	3,982	116,911
United Bankshares, Inc. (Banks)	4,344	144,308
United Community Banks, Inc. (Banks)	1,991	27,038
United Fire & Casualty Co. (Insurance)	2,534	78,731
United Natural Foods, Inc.* (Food)	1,810	32,254
United Stationers, Inc.* (Distribution/Wholesale)	1,448	48,493
Universal Electronics, Inc.* (Home Furnishings)	543	8,807
Universal Forest Products, Inc. (Building Materials)	1,991	53,578
Urstadt Biddle Properties—Class A (REIT)	2,353	37,483
Valmont Industries, Inc. (Metal Fabricate/Hardware)	905	55,531
Veeco Instruments, Inc.* (Semiconductors)	3,620	22,951
Vicor Corp. (Electrical Components & Equipment)	2,172	14,357
Volt Information Sciences, Inc.* (Commercial Services)	1,448	10,469
Wabash National Corp. (Auto Manufacturers)	3,439	15,475
Watsco, Inc. (Distribution/Wholesale)	3,258	125,107
Watts Water Technologies, Inc.—Class A (Electronics)	3,258	81,352
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,611	64,190
WD-40 Co. (Household Products/Wares)	905	25,602
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,267	47,855
Whitney Holding Corp. (Banks)	7,240	115,768
Winnebago Industries, Inc. (Home Builders)	1,448	8,731
Wintrust Financial Corp. (Banks)	2,715	55,848
Wolverine World Wide, Inc. (Apparel)	2,353	49,507
World Fuel Services Corp. (Retail)	1,086	40,182
Zale Corp.* (Retail)	3,620	12,055
Zenith National Insurance Corp. (Insurance)	1,810	57,142
Zep, Inc. (Chemicals)	1,267	24,466
Zoll Medical Corp.* (Healthcare-Products)	1,267	23,934

TOTAL COMMON STOCKS
(Cost $15,872,634)		18,939,456

See accompanying notes to the financial statements.
38

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2008

Repurchase Agreements (1.0%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $42,000 (Collateralized by $45,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $45,231)	$42,000	$42,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $55,000 (Collateralized by $54,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $56,782)	55,000	55,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $88,000 (Collateralized by $90,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $90,462)	88,000	88,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $186,000)		186,000

TOTAL INVESTMENT SECURITIES
(Cost $16,058,634)—101.4%		19,125,456
Net other assets (liabilities)—(1.4)%		(272,083)

NET ASSETS—100.0%		$18,853,373

*	Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Aerospace/Defense	1.7%
Agriculture	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	12.1%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	2.4%
Chemicals	2.6%
Commercial Services	4.8%
Computers	0.7%
Distribution/Wholesale	2.2%
Diversified Financial Services	1.4%
Electric	4.0%
Electrical Components & Equipment	1.3%
Electronics	3.1%
Engineering & Construction	1.1%
Entertainment	0.1%
Environmental Control	0.9%
Food	2.0%
Forest Products & Paper	1.5%
Gas	5.5%
Hand/Machine Tools	0.8%
Healthcare-Products	3.2%
Healthcare-Services	2.5%
Home Builders	0.3%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	3.7%
Internet	0.5%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	2.1%
Media	NM
Metal Fabricate/Hardware	0.9%
Mining	0.4%
Miscellaneous Manufacturing	3.0%
Office Furnishings	0.2%
Oil & Gas	0.5%
Oil & Gas Services	0.2%
Pharmaceuticals	0.4%
REIT	11.7%
Real Estate	0.2%
Retail	6.6%
Savings & Loans	1.1%
Semiconductors	2.4%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.5%
Textiles	0.3%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Water	0.3%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
39

PROFUNDS VP
ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$16,058,634

Securities, at value	18,939,456
Repurchase agreements, at value	186,000

Total Investment Securities, at value	19,125,456
Cash	62,324
Dividends and interest receivable	47,147
Receivable for capital shares issued	413
Receivable for investments sold	5,291,609
Receivable from Advisor	2,406
Prepaid expenses	43

Total Assets	24,529,398

Liabilities:
Payable for investments purchased	206,260
Payable for capital shares redeemed	5,427,404
Administration fees payable	640
Administrative services fees payable	5,698
Distribution fees payable	4,611
Trustee fees payable	82
Transfer agency fees payable	4,180
Fund accounting fees payable	1,369
Compliance services fees payable	395
Other accrued expenses	25,386

Total Liabilities	5,676,025

Net Assets	$18,853,373

Net Assets consist of:
Capital	$34,847,067
Accumulated net investment income (loss)	81,880
Accumulated net realized gains (losses) on investments	(19,142,396)
Net unrealized appreciation (depreciation) on investments	3,066,822

Net Assets	$18,853,373

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,011,871

Net Asset Value (offering and redemption price per share)	$18.63

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$558,812
Interest	1,456

Total Investment Income	560,268

Expenses:
Advisory fees	220,441
Management services fees	33,859
Administration fees	10,613
Transfer agency fees	14,322
Administrative services fees	99,319
Distribution fees	73,480
Custody fees	61,213
Fund accounting fees	22,227
Trustee fees	439
Compliance services fees	821
Other fees	29,063

Total Gross Expenses before reductions	565,797
Less Expenses reduced by the Advisor	(87,409)

Total Net Expenses	478,388

Net Investment Income (Loss)	81,880

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	(3,087,907)

Net Realized and Unrealized Gains (Losses) on Investments	(17,033,715)

Change in Net Assets Resulting from Operations.	$(16,951,835)

See accompanying notes to the financial statements.
40

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$81,880	$(106,508)
Net realized gains (losses) on investments	(13,945,808)	8,346,336
Change in net unrealized appreciation/depreciation on investments	(3,087,907)	(11,726,926)

Change in net assets resulting from operations	(16,951,835)	(3,487,098)

Distributions to Shareholders From:
Net realized gains on investments	(3,171,170)	(5,688,961)

Change in net assets resulting from distributions	(3,171,170)	(5,688,961)

Capital Transactions:
Proceeds from shares issued	146,366,487	166,087,879
Dividends reinvested	3,171,170	5,688,961
Value of shares redeemed	(142,531,268)	(233,391,118)

Change in net assets resulting from capital transactions	7,006,389	(61,614,278)

Change in net assets	(13,116,616)	(70,790,337)
Net Assets:
Beginning of period	31,969,989	102,760,326

End of period	$18,853,373	$31,969,989

Accumulated net investment income (loss)	$81,880	$—

Share Transactions:
Issued	5,903,407	4,530,924
Reinvested	123,922	187,260
Redeemed	(6,125,024)	(6,413,107)

Change in shares	(97,695)	(1,694,923)

See accompanying notes to the financial statements.
41

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$28.81	$36.64	$32.88	$33.54	$28.97

Investment Activities:
Net investment income (loss)(a)	0.07	(0.08)	(0.12)	(0.23)	(0.16)
Net realized and unrealized gains (losses) on investments	(8.41)	(2.27)	5.71	1.59	5.92

Total income (loss) from investment activities	(8.34)	(2.35)	5.59	1.36	5.76

Distributions to Shareholders From:
Net realized gains on investments	(1.84)	(5.48)	(1.83)	(2.02)	(1.19)

Net Asset Value, End of Period	$18.63	$28.81	$36.64	$32.88	$33.54

Total Return	(30.68)%	(7.22)%	17.43%	4.00%	20.12%

Ratios to Average Net Assets:
Gross expenses	1.93%	1.76%	1.79%	1.91%	1.95%
Net expenses	1.63%	1.63%	1.75%	1.91%	1.95%
Net investment income (loss)	0.28%	(0.21)%	(0.34)%	(0.69)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$18,853	$31,970	$102,760	$62,820	$179,162
Portfolio turnover rate(b)	459%	291%	436%	573%	819%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
42

ProFund VP Asia 30

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2008, the Fund had a total return of –50.82%, compared to a return of –51.24%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Chunghwa Telecom Co Ltd (–10.58%), Taiwan Semiconductor Manufacturing Co Ltd (–20.28%), and BHP Billiton Ltd (–38.75%), while the bottom three performers in this group were China Petroleum & Chemical Corp (–53.31%), POSCO (–49.97%), and PetroChina Co Ltd (–49.29%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 (inception date) to December 31, 2008, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Asia Pacific Free Excluding Japan Index may differ significantly.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Asia 30	5/1/2002	–50.82%	3.76%	6.84%	1.65%	1.63%

ProFunds Asia 30 Index	5/1/2002	–51.24%	3.08%	6.87%	N/A	N/A
MSCI AC Asia Pacific Free Excluding Japan Index	5/1/2002	–51.68%	5.78%	8.41%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

43

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Co., Ltd.	12.0%
China Mobile, Ltd.	11.3%
China Life Insurance Co., Ltd.	6.4%
BHP Billiton, Ltd.	4.9%
China Petroleum and
Chemical Corp.	4.7%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Communications	29%
Energy	24%
Financial	15%
Basic Materials	11%
Industrial	9%
Technology	9%
Consumer Non-Cyclical	3%

Country Breakdown

China	48%
Hong Kong	16%
Taiwan	10%
South Korea	10%
India	9%
Australia	5%
Singapore	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2008

Common Stocks† (99.5%)
	Shares	Value

Aluminum Corp. of China, Ltd. (Mining)	95,718	$1,293,150
AU Optronics Corp. (Electronics)	164,353	1,262,231
Baidu.com, Inc.* (Internet)	8,162	1,065,712
BHP Billiton, Ltd. (Mining)	64,554	2,769,367
Canadian Solar, Inc.* (Energy-Alternate Sources)	97,573	630,322
China Life Insurance Co., Ltd. (Insurance)	78,652	3,649,453
China Mobile, Ltd. (Telecommunications)	126,511	6,433,084
China Petroleum and Chemical Corp. (Oil & Gas)	43,036	2,659,194
Chunghwa Telecom Co., Ltd. (Telecommunications)	122,397	1,909,393
CNOOC, Ltd. (Oil & Gas)	27,825	2,650,053
Ctrip.com International, Ltd. (Internet)	44,520	1,059,576
Flextronics International, Ltd.* (Electronics)	321,657	823,442
Focus Media Holding, Ltd.* (Advertising)	87,927	799,256
HDFC Bank, Ltd. (Banks)	25,970	1,853,739
ICICI Bank, Ltd. (Banks)	79,765	1,535,476
Infosys Technologies, Ltd. (Software)	73,458	1,804,863
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	181,419	792,801
KB Financial Group, Inc.* (Banks)	53,053	1,389,989
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	76,055	997,842
New Oriental Education & Technology Group, Inc.* (Commercial Services)	31,535	1,731,587
PetroChina Co., Ltd. (Oil & Gas)	77,168	6,866,409
POSCO (Iron/Steel)	30,051	2,261,338
SINA Corp.* (Internet)	46,746	1,082,170
SK Telecom Co., Ltd. (Telecommunications)	119,462	2,171,819
Sohu.com, Inc.* (Internet)	30,051	1,422,614
Solarfun Power Holdings Co., Ltd.* (Energy-Alternate Sources)	169,918	851,289
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	76,055	889,844
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	318,318	2,514,712
Trina Solar, Ltd.* (Energy-Alternate Sources)	77,539	720,337
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	146,174	891,661

TOTAL COMMON STOCKS
(Cost $49,570,342)		56,782,723

Repurchase Agreements (1.3%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $173,000 (Collateralized by $180,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $180,924)	$173,000	173,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $219,000 (Collateralized by $213,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $223,973)	219,000	219,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $362,000 (Collateralized by $345,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $372,914)	362,000	362,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $6,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	6,000	6,000

See accompanying notes to the financial statements.

44

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2008

Repurchase Agreements, continued
Value

TOTAL REPURCHASE AGREEMENTS
(Cost $760,000)	$760,000

TOTAL INVESTMENT SECURITIES
(Cost $50,330,342)—100.8%	57,542,723
Net other assets (liabilities)—(0.8)%	(471,991)

NET ASSETS—100.0%	$57,070,732

†	As of December 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	1.4%
Banks	8.3%
Commercial Services	3.0%
Electronics	3.6%
Energy-Alternate Sources	10.2%
Insurance	6.4%
Internet	8.2%
Iron/Steel	4.0%
Mining	7.1%
Oil & Gas	21.3%
Semiconductors	4.4%
Software	3.2%
Telecommunications	18.4%
Other**	0.5%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of December 31, 2008:

Australia	4.8%
China	48.2%
Hong Kong	15.9%
India	9.1%
South Korea	10.2%
Singapore	1.4%
Taiwan	9.9%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Asia 30

Statement of Assets and Liabilities
December 31, 2008

Assets :
Total Investment Securities, at cost	$50,330,342

Securities, at value	56,782,723
Repurchase agreements, at value	760,000

Total Investment Securities, at value	57,542,723
Cash	536
Dividends and interest receivable	118,385
Receivable for capital shares issued	314,892
Prepaid expenses	225

Total Assets	57,976,761

Liabilities:
Payable for investments purchased	765,663
Payable for capital shares redeemed	372
Advisory fees payable	26,409
Management services fees payable	3,521
Administration fees payable	1,894
Administrative services fees payable	15,702
Distribution fees payable	16,611
Trustee fees payable	238
Transfer agency fees payable	8,187
Fund accounting fees payable	3,988
Compliance services fees payable	1,150
Other accrued expenses	62,294

Total Liabilities	906,029

Net Assets	$57,070,732

Net Assets consist of:
Capital	$46,365,088
Accumulated net investment income (loss)	869,798
Accumulated net realized gains (losses) on investments	2,623,465
Net unrealized appreciation (depreciation) on investments	7,212,381

Net Assets	$57,070,732

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,450,228

Net Asset Value (offering and redemption price per share)	$39.35

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$3,014,840
Interest	16,225
Foreign tax withholding	(282,459)

Total Investment Income	2,748,606

Expenses:
Advisory fees	864,481
Management services fees	141,222
Administration fees	39,551
Transfer agency fees	51,482
Administrative services fees	352,869
Distribution fees	288,160
Custody fees	22,157
Fund accounting fees	69,725
Trustee fees	2,145
Compliance services fees	2,916
Other fees	109,226

Total Gross Expenses before reductions	1,943,934
Less Expenses reduced by the Advisor	(65,126)

Total Net Expenses	1,878,808

Net Investment Income (Loss)	869,798

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	18,429,578
Net realized gains (losses) on futures contracts	(293,978)
Change in net unrealized appreciation/depreciation on investments	(99,930,087)

Net Realized and Unrealized Gains (Losses) on Investments	(81,794,487)

Change in Net Assets Resulting from Operations	$(80,924,689)

See accompanying notes to the financial statements.

46

PROFUNDS VP ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$869,798	$779,107
Net realized gains (losses) on investments	18,135,600	2,800,445
Change in net unrealized appreciation/depreciation on investments	(99,930,087)	57,098,613

Change in net assets resulting from operations	(80,924,689)	60,678,165

Distributions to Shareholders From:
Net investment income	(779,107)	(138,700)
Net realized gains on investments	(9,641,426)	—

Change in net assets resulting from distributions	(10,420,533)	(138,700)

Capital Transactions:
Proceeds from shares issued	233,568,793	472,362,242
Dividends reinvested	10,420,533	138,700
Value of shares redeemed	(352,847,624)	(457,943,272)

Change in net assets resulting from capital transactions	(108,858,298)	14,557,670

Change in net assets	(200,203,520)	75,097,135
Net Assets:
Beginning of period	257,274,252	182,177,117

End of period	$57,070,732	$257,274,252

Accumulated net investment income (loss)	$869,798	$779,107

Share Transactions:
Issued	3,425,975	5,994,880
Reinvested	184,043	1,791
Redeemed	(4,987,885)	(6,125,475)

Change in shares	(1,377,867)	(128,804)

See accompanying notes to the financial statements.

47

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the		For the	For the
	year ended	year ended	year ended		year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006		Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$90.97	$61.61	$44.47		$37.30	$38.76

Investment Activities:
Net investment income (loss)(a)	0.52	0.32	0.07		0.40	0.11
Net realized and unrealized gains (losses) on investments	(44.39)	29.10	17.34		6.87	(0.38)

Total income (loss) from investment activities	(43.87)	29.42	17.41		7.27	(0.27)

Distributions to Shareholders From:
Net investment income	(0.58)	(0.06)	(0.27)		(0.10)	(0.12)
Net realized gains on investments	(7.17)	—	—		—	(1.07)

Total distributions	(7.75)	(0.06)	(0.27)		(0.10)	(1.19)

Net Asset Value, End of Period	$39.35	$90.97	$61.61		$44.47	$37.30

Total Return	(50.82)%	47.74%	39.29%		19.51%	(0.54)%
Ratios to Average Net Assets:
Gross expenses	1.69%	1.65%	1.71%		1.82%	1.86%
Net expenses	1.63%	1.60%	1.68	%(b)	1.82%	1.86%
Net investment income (loss)	0.76%	0.42%	0.13%		0.97%	0.29%
Supplemental Data:
Net assets, end of period (000’s)	$57,071	$257,274	$182,177		$73,464	$41,545
Portfolio turnover rate(c)	177%	214%	161%		256%	473%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

48

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2008, the Fund had a total return of –44.00%, compared to a return of –44.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Novartis AG (–8.38%), GlaxoSmithKline PLC (–26.04%), and Sanofi-Aventis SA (–29.37%), while the bottom three performers in this group were Siemens AG (–51.86%), Vodafone Group PLC (–45.23%) and HSBC Holdings PLC (–41.86%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from October 18, 1999 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Europe 30	10/18/1999	–44.00%	–1.41%	–2.67%	1.66%	1.63%

ProFunds Europe 30 Index	10/18/1999	–44.87%	–2.26%	–3.27%	N/A	N/A

Dow Jones STOXX 50 Index	10/18/1999	–43.26%	0.90%	0.72%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

49

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Royal Dutch Shell PLC—Class A	7.5%
BP Amoco PLC	6.7%
Total Fina S.A.	6.4%
Vodafone Group PLC	6.2%
HSBC Holdings PLC	6.1%

ProFunds Europe 30 Index - Composition

Industry Breakdown	% of Index

Consumer Non-Cyclical	25%
Energy	21%
Communications	15%
Financial	14%
Industrial	11%
Technology	7%
Basic Materials	4%
Consumer Cyclical	3%

Country Breakdown

United Kingdom	30%
Netherlands	16%
Switzerland	15%
Germany	14%
France	11%
Luxembourg	6%
Finland	4%
Sweden	2%
Ireland	1%
Greece	1%

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments December 31, 2008

Common Stocks† (98.8%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	60,160	$903,002
Alcatel-Lucent* (Telecommunications)	176,720	379,948
Alcon, Inc. (Healthcare-Products)	10,340	922,225
ArcelorMittal (Iron/Steel)	28,200	693,438
ASML Holding N.V. (Semiconductors)	41,830	755,868
AstraZeneca PLC (Pharmaceuticals)	25,850	1,060,626
BP Amoco PLC (Oil & Gas)	45,120	2,108,909
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	27,730	278,687
Credit Suisse Group (Diversified Financial Services)	33,370	943,036
DaimlerChrysler AG (Auto Manufacturers)	24,440	935,563
Deutsche Bank AG (Banks)	15,510	631,102
DryShips, Inc. (Transportation)	17,390	185,377
Elan Corp. PLC* (Pharmaceuticals)	45,590	273,540
GlaxoSmithKline PLC (Pharmaceuticals)	26,320	980,946
HSBC Holdings PLC (Banks)	39,480	1,921,492
Millicom International Cellular S.A. (Telecommunications)	10,340	464,369
Nokia OYJ (Telecommunications)	82,720	1,290,432
Novartis AG (Pharmaceuticals)	20,680	1,029,037
Rio Tinto PLC (Mining)	5,170	459,665
Royal Dutch Shell PLC—Class A (Oil & Gas)	44,650	2,363,771
Sanofi-Aventis (Pharmaceuticals)	34,780	1,118,525
SAP AG (Software)	35,720	1,293,778
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	23,030	1,031,283
Siemens AG (Miscellaneous Manufacturing)	19,740	1,495,305
Telefonaktiebolaget LM Ericsson (Telecommunications)	60,160	469,850
Tenaris S.A. (Iron/Steel)	26,790	562,054
Total Fina S.A. (Oil & Gas)	36,190	2,001,307
UBS AG* (Diversified Financial Services)	60,160	860,288
Unilever N.V. (Food)	67,680	1,661,544
Vodafone Group PLC (Telecommunications)	95,410	1,950,180

TOTAL COMMON STOCKS
(Cost $29,780,551)		31,025,147

Repurchase Agreements (0.3%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $23,000 (Collateralized by $25,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $25,128)	$23,000	23,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $30,000 (Collateralized by $30,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $31,546)	30,000	30,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $48,000 (Collateralized by $47,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $49,421)	48,000	48,000

See accompanying notes to the financial statements.

50

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2008

Repurchase Agreements, continued
Value

TOTAL REPURCHASE AGREEMENTS
(Cost $101,000)	$101,000

TOTAL INVESTMENT SECURITIES
(Cost $29,881,551)—99.1%	31,126,147
Net other assets (liabilities)—0.9%	280,882

NET ASSETS—100.0%	$31,407,029

†	As of December 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Auto Manufacturers	3.0%
Banks	8.1%
Diversified Financial Services	5.7%
Engineering & Construction	3.8%
Food	5.3%
Healthcare-Products	2.9%
Iron/Steel	4.0%
Mining	1.5%
Miscellaneous Manufacturing	4.7%
Oil & Gas	20.6%
Pharmaceuticals	17.6%
Semiconductors	2.4%
Software	4.1%
Telecommunications	14.5%
Transportation	0.6%
Other**	1.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of December 31, 2008:

Finland	4.1%
France	11.2%
Germany	13.8%
Greece	0.6%
Ireland	0.9%
Luxembourg	5.5%
Netherlands	16.1%
Sweden	1.5%
Switzerland	14.8%
United Kingdom	30.3%
Other**	1.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

51

PROFUNDS VP
ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$29,881,551

Securities, at value	31,025,147
Repurchase agreements, at value	101,000

Total Investment Securities, at value	31,126,147
Cash	546
Dividends and interest receivable	81,258
Receivable for capital shares issued	282,646
Reclaims receivable	18,050
Prepaid expenses	124

Total Assets	31,508,771

Liabilities:
Payable for capital shares redeemed	8,139
Advisory fees payable	14,197
Management services fees payable	1,893
Administration fees payable	1,090
Administrative services fees payable	12,119
Distribution fees payable	11,783
Trustee fees payable	137
Transfer agency fees payable	5,409
Fund accounting fees payable	2,289
Compliance services fees payable	660
Other accrued expenses	44,026

Total Liabilities	101,742

Net Assets	$31,407,029

Net Assets consist of:
Capital	$55,591,356
Accumulated net investment income (loss)	1,427,460
Accumulated net realized gains (losses) on investments	(26,856,383)
Net unrealized appreciation (depreciation) on investments	1,244,596

Net Assets	$31,407,029

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,924,264

Net Asset Value (offering and redemption price per share)	$16.32

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,744,006
Interest	5,149
Foreign tax withholding	(223,949)

Total Investment Income	2,525,206

Expenses:
Advisory fees	505,097
Management services fees	81,315
Administration fees	23,451
Transfer agency fees	30,733
Administrative services fees	204,746
Distribution fees	168,366
Custody fees	15,422
Fund accounting fees	41,644
Trustee fees	1,200
Compliance services fees	1,874
Other fees	68,757

Total Gross Expenses before reductions	1,142,605
Less Expenses reduced by the Advisor	(44,859)

Total Net Expenses	1,097,746

Net Investment Income (Loss)	1,427,460

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,932,903
Net realized gains (losses) on futures contracts	(348,395)
Change in net unrealized appreciation/depreciation on investments	(43,990,756)

Net Realized and Unrealized Gains (Losses) on Investments	(36,406,248)

Change in Net Assets Resulting from Operations	$(34,978,788)

See accompanying notes to the financial statements.

52

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$1,427,460	$1,304,612
Net realized gains (losses) on investments	7,584,508	9,611,333
Change in net unrealized appreciation/depreciation on investments	(43,990,756)	3,106,070

Change in net assets resulting from operations	(34,978,788)	14,022,015

Distributions to Shareholders From:
Net investment income	(1,304,612)	(2,790,426)
Net realized gains on investments	(9,136,843)	(1,137,286)

Change in net assets resulting from distributions	(10,441,455)	(3,927,712)

Capital Transactions:
Proceeds from shares issued	129,378,880	428,613,665
Dividends reinvested	10,441,455	3,927,712
Value of shares redeemed	(194,714,538)	(470,938,634)

Change in net assets resulting from capital transactions	(54,894,203)	(38,397,257)

Change in net assets	(100,314,446)	(28,302,954)
Net Assets:
Beginning of period	131,721,475	160,024,429

End of period	$31,407,029	$131,721,475

Accumulated net investment income (loss)	$1,427,460	$1,304,612

Share Transactions:
Issued	4,195,717	12,425,191
Reinvested	453,385	113,847
Redeemed	(6,432,016)	(13,834,466)

Change in shares	(1,782,914)	(1,295,428)

See accompanying notes to the financial statements.

53

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$35.53	$31.99	$27.96	$28.28	$24.96

Investment Activities:
Net investment income (loss)(a)	0.60	0.31	0.64	0.13	0.03
Net realized and unrealized gains (losses) on investments	(14.76)	4.33	4.18	2.14	3.53

Total income (loss) from investment activities	(14.16)	4.64	4.82	2.27	3.56

Distributions to Shareholders From:
Net investment income	(0.63)	(0.78)	(0.12)	(0.04)	(0.03)
Net realized gains on investments	(4.42)	(0.32)	(0.67)	(2.55)	(0.21)

Total distributions	(5.05)	(1.10)	(0.79)	(2.59)	(0.24)

Net Asset Value, End of Period	$16.32	$35.53	$31.99	$27.96	$28.28

Total Return	(44.00)%	14.58%	17.51%	8.09%	14.32%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.66%	1.69%	1.76%	1.78%
Net expenses	1.63%	1.61%	1.66%	1.76%	1.78%
Net investment income (loss)	2.12%	0.88%	2.12%	0.45%	0.12%

Supplemental Data:
Net Assets, end of period (000’s)	$31,407	$131,721	$160,024	$120,469	$140,608
Portfolio turnover rate(b)	160%	280%	172%	230%	319%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

54

ProFund VP International

The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2008, the Fund had a total return of –44.40%, compared to a total return of –43.38%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Novartis AG (–9.46%), Roche Holding AG (–11.37%), and Royal Dutch Shell PLC (–14.50%), while the bottom three performers in this group were Vodafone Group PLC (–45.59%), HSBC Holdings PLC (–42.20%) and BP PLC (–37.13%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP International	8/31/2007	–44.40%	–34.50%	1.65%	1.63%

MSCI EAFE Index	8/31/2007	–43.38%	–33.00%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
55

PROFUNDS VP
ProFund VP International

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP International seeks daily investment results, before fees and expenses that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index

Financial	22%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Health Care	10%
Energy	9%
Basic Materials	8%
Utilities	8%
Communications	7%
Technology	5%

Country Breakdown

Japan	25%
United Kingdom	20%
France	11%
Other	10%
Germany	9%
Switzerland	8%
Australia	6%
Spain	5%
Italy	4%
Netherlands	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	December 31, 2008

Repurchase Agreements (96.6%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09†, dated 12/31/08, with a repurchase price of $197,000 (Collateralized by $205,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $206,052)	$197,000	$197,000
Deutsche Bank, 0.01%, 1/2/09†, dated 12/31/08, with a repurchase price of $197,000 (Collateralized by $192,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $201,892)	197,000	197,000
HSBC, 0.01%, 1/2/09†, dated 12/31/08, with a repurchase price of $197,000 (Collateralized by $189,000 of various U.S. Government Agency Obligations, 4.15%–5.13%, 9/10/10–1/13/12, market value $203,146)	197,000	197,000
UBS, 0.01%, 1/2/09†, dated 12/31/08, with a repurchase price of $195,000 (Collateralized by $205,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $207,210)	195,000	195,000
UMB, 0.01%, 1/2/09†, dated 12/31/08, with a repurchase price of $197,000 (Collateralized by $200,940 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $200,966)	197,000	197,000

TOTAL REPURCHASE AGREEMENTS
(Cost $983,000)		983,000

TOTAL INVESTMENT SECURITIES
(Cost $983,000)—96.6%		983,000
Net other assets (liabilities)—3.4%		34,843

NET ASSETS—100.0%		$1,017,843

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $2,000,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the MSCI EAFE terminating on 1/27/09	$1,031,874	$44,347

See accompanying notes to the financial statements.
56

PROFUNDS VP
ProFund VP International

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$983,000

Repurchase agreements, at value	983,000

Total Investment Securities, at value	983,000
Cash	517
Unrealized gain on swap agreements	44,347
Receivable for capital shares issued	5,614

Total Assets	1,033,478

Liabilities:
Payable for capital shares redeemed	12,603
Advisory fees payable	305
Management services fees payable	41
Administration fees payable	40
Administrative services fees payable	586
Distribution fees payable	602
Trustee fees payable	5
Transfer agency fees payable	181
Fund accounting fees payable	84
Compliance services fees payable	24
Other accrued expenses	1,164

Total Liabilities	15,635

Net Assets	$1,017,843

Net Assets consist of:
Capital	$2,468,038
Accumulated net investment income (loss)	2,274
Accumulated net realized gains (losses) on investments	(1,496,816)
Net unrealized appreciation (depreciation) on investments	44,347

Net Assets	$1,017,843

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	60,277

Net Asset Value (offering and redemption price per share)	$16.89

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$22,173

Expenses:
Advisory fees	9,156
Management services fees	1,338
Administration fees	473
Transfer agency fees	605
Administrative services fees	2,690
Distribution fees	3,052
Custody fees	3,371
Fund accounting fees	809
Trustee fees	20
Compliance services fees	39
Other fees	1,223

Total Gross Expenses before reductions	22,776
Less Expenses reduced by the Advisor	(2,877)

Total Net Expenses	19,899

Net Investment Income (Loss)	2,274

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(53,513)
Net realized gains (losses) on swap agreements	(851,833)
Change in net unrealized appreciation/depreciation on investments	41,769

Net Realized and Unrealized Gains (Losses) on Investments	(863,577)

Change in Net Assets Resulting from Operations	$(861,303)

See accompanying notes to the financial statements.
57

PROFUNDS VP
ProFund VP International

Statements of Changes in Net Assets
	For the	For the period
	year ended	August 31, 2007 through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations:
Net investment income (loss)	$2,274	$18,237
Net realized gains (losses) on investments	(905,346)	(591,470)
Change in net unrealized appreciation/depreciation on investments	41,769	2,578

Change in net assets resulting from operations	(861,303)	(570,655)

Distributions to Shareholders From:
Net investment income	(18,878)	—

Change in net assets resulting from distributions	(18,878)	—

Capital Transactions:
Proceeds from shares issued	4,679,815	11,125,476
Dividends reinvested	18,878	—
Value of shares redeemed	(3,283,829)	(10,071,661)

Change in net assets resulting from capital transactions	1,414,864	1,053,815

Change in net assets	534,683	483,160
Net Assets:
Beginning of period	483,160	—

End of period	$1,017,843	$483,160

Accumulated net investment income (loss)	$2,274	$18,878

Share Transactions:
Issued	195,556	352,247
Reinvested	825	—
Redeemed	(151,853)	(336,498)

Change in shares	44,528	15,749

(a)	Commencement of operations

See accompanying notes to the financial statements.
58

PROFUNDS VP
ProFund VP International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	0.04	0.30
Net realized and unrealized gains (losses) on investments	(13.60)	0.38	(c)

Total income (loss) from investment activities	(13.56)	0.68

Distributions to Shareholders From:
Net investment income	(0.23)	—

Net Asset Value, End of Period	$16.89	$30.68

Total Return	(44.40)%	2.27	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.87%	1.76%
Net expenses(e)	1.63%	1.63%
Net investment income (loss)(e)	0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$1,018	$483
Portfolio turnover rate(f)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
59

ProFund VP Emerging Markets

The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. For the year ended December 31, 2008, the Fund had a total return of –50.09%, compared to a total return of –48.94%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Columbia, Hong Kong, India, Indonesia, Israel, Luxembourg, Mexico, Philippines, Russia, South Africa, South Korea, Taiwan, and Turkey. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Teva Pharmaceutical Industries Ltd (–8.41%), Taiwan Semiconductor Manufacturing Co Ltd (–20.28%), and China Life Insurance Co Ltd (–39.35%), while the bottom three performers in this group were Companhia Vale do Rio Doce (–61.94%), Petroleo Brasileiro S/A (–57.58%), and Petroleo Brasileiro S/A (–57.50%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Emerging Markets	8/31/2007	–50.09%	–33.15%	1.65%	1.63%

Bank of New York Mellon Emerging Markets 50 ADR Index	8/31/2007	–48.94%	-31.42%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

60

PROFUNDS VP
ProFund VP Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Communications	24%
Energy	21%
Financial	16%
Basic Materials	15%
Technology	9%
Consumer Non-Cyclical	8%
Industrial	4%
Utilities	3%

Country Breakdown

Brazil	27%
Hong Kong	13%
China	10%
Mexico	9%
South Korea	9%
Taiwan	9%
India	6%
Israel	6%
Other	6%
South Africa	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	December 31, 2008

Repurchase Agreements (97.4%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $840,000 (Collateralized by $860,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $864,415)	$840,000	$840,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $840,000 (Collateralized by $816,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $858,039)	840,000	840,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $840,000 (Collateralized by $795,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $859,324)	840,000	840,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $837,000 (Collateralized by $850,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $859,163)	837,000	837,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $840,000 (Collateralized by $856,800 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $856,911)	840,000	840,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,197,000)		4,197,000

TOTAL INVESTMENT SECURITIES
(Cost $4,197,000)—97.4%		4,197,000
Net other assets (liabilities)—2.6%		112,646

NET ASSETS—100.0%		$4,309,646

†
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $500,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 1/27/09	$4,301,607	$56,716

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP Emerging Markets

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$4,197,000

Repurchase agreements, at value	4,197,000

Total Investment Securities, at value	4,197,000
Cash	47
Unrealized gain on swap agreements	56,716
Receivable for capital shares issued	68,077
Prepaid expenses	4

Total Assets	4,321,844

Liabilities:
Payable for capital shares redeemed	317
Advisory fees payable	2,440
Management services fees payable	325
Administration fees payable	143
Administrative services fees payable	1,966
Distribution fees payable	1,988
Trustee fees payable	18
Transfer agency fees payable	559
Fund accounting fees payable	304
Compliance services fees payable	88
Other accrued expenses	4,050

Total Liabilities	12,198

Net Assets	$4,309,646

Net Assets consist of:
Capital	$8,780,540
Accumulated net investment income (loss)	20,311
Accumulated net realized gains (losses) on investments	(4,547,921)
Net unrealized appreciation (depreciation) on investments	56,716

Net Assets	$4,309,646

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	248,558

Net Asset Value (offering and redemption price per share)	$17.34

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$116,463

Expenses:
Advisory fees	44,451
Management services fees	6,380
Administration fees	2,098
Transfer agency fees	2,720
Administrative services fees	14,410
Distribution fees	14,817
Custody fees	3,923
Fund accounting fees	3,679
Trustee fees	113
Compliance services fees	148
Other fees	6,447

Total Gross Expenses before reductions	99,186
Less Expenses reduced by the Advisor	(3,034)

Total Net Expenses	96,152

Net Investment Income (Loss)	20,311

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(4,480)
Net realized gains (losses) on swap agreements	(4,543,441)
Change in net unrealized appreciation/depreciation on investments	78,478

Net Realized and Unrealized Gains (Losses) on Investments	(4,469,443)

Change in Net Assets Resulting from Operations	$(4,449,132)

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP Emerging Markets

Statements of Changes in Net Assets
	For the	For the period
	year ended	August 31, 2007 through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations:
Net investment income (loss)	$20,311	$51,405
Net realized gains (losses) on investments	(4,547,921)	2,889
Change in net unrealized appreciation/depreciation on investments	78,478	(21,762)

Change in net assets resulting from operations	(4,449,132)	32,532

Distributions to Shareholders From:
Net investment income	(53,952)	—
Net realized gains on investments	(2,889)	—

Change in net assets resulting from distributions	(56,841)	—

Capital Transactions:
Proceeds from shares issued	34,784,447	13,780,856
Dividends reinvested	56,841	—
Value of shares redeemed	(29,350,245)	(10,488,812)

Change in net assets resulting from capital transactions	5,491,043	3,292,044

Change in net assets	985,070	3,324,576
Net Assets:
Beginning of period	3,324,576	—

End of period	$4,309,646	$3,324,576

Accumulated net investment income (loss)	$20,311	$53,952

Share Transactions:
Issued	1,143,523	403,944
Reinvested	2,224	—
Redeemed	(991,838)	(309,295)

Change in shares	153,909	94,649

(a)	Commencement of operations

See accompanying notes to the financial statements.

63

PROFUNDS VP ProFund VP Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	0.10	0.35
Net realized and unrealized gains (losses) on investments	(17.62)	4.78	(c)

Total income (loss) from investment activities	(17.52)	5.13

Distributions to Shareholders From:
Net investment income	(0.26)	—
Net realized gains on investments	(0.01)	—

Total distributions	(0.27)	—

Net Asset Value, End of Period	$17.34	$35.13

Total Return	(50.09)%	17.07	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.68%	1.68%
Net expenses(e)	1.63%	1.63%
Net investment income (loss)(e)	0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$4,310	$3,325
Portfolio turnover rate(f)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

64

ProFund VP Japan

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States.

For the year ended December 31, 2008, the Fund had a total return of –40.84%, compared to a total return of –26.47% for the Index as measured in unhedged U.S. Dollar terms, or –41.11% in local (Japanese Yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. In 2008, the Fund performed inline with the Index as measured in local (Yen) terms. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing in doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers in local (Yen) terms were Fast Retailing Co Ltd (+103.10%), KDDI Corp (–4.70%), and Secom Co Ltd (–5.99%), while the bottom three performers in this group were Canon Inc (–33.49%), Fanuc Ltd (–27.81%), and Shin-Etsu Chemical Co Ltd (–27.61%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Japan	5/1/2002	–40.84%	–2.09%	–2.67%	1.68%	1.63%

Nikkei 225 Stock Average - USD Terms	5/1/2002	–26.47%	0.75%	2.21%	N/A	N/A

Nikkei 225 Stock Average - Local (Yen) Terms	5/1/2002	–41.11%	–2.61%	–2.91%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
65

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	100%
Options	NM

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM	Holdings Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	25%
Consumer Cyclical	23%
Consumer Non-Cyclical	21%
Communications	8%
Technology	8%
Financial	7%
Basic Materials	6%
Energy	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	December 31, 2008

Repurchase Agreements (83.4%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,930,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,939,907)	$1,901,000	$1,901,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,845,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $1,940,052)	1,901,000	1,901,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,860,000 Federal Home Loan Bank, 3.38%, 6/24/11, market value $1,941,759)	1,901,000	1,901,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,898,001 (Collateralized by $1,920,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $1,940,698)	1,898,000	1,898,000
UMB, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $1,901,001 (Collateralized by $1,939,020 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $1,939,271)	1,901,000	1,901,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,502,000)		9,502,000

Options Purchased(NM)
	Contracts

Nikkei 225 Futures Put Option, exercise @ 4000, expiring 1/16/09	10	222

TOTAL OPTIONS PURCHASED
(Cost $540)		222

TOTAL INVESTMENT SECURITIES
(Cost $9,502,540)—83.4%		9,502,222
Net other assets (liabilities)—16.6%		1,890,690

NET ASSETS—100.0%		$11,392,912

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/13/09 (Underlying notional amount at value $11,362,000)	247	$455,489

See accompanying notes to the financial statements.
66

PROFUNDS VP
ProFund VP Japan

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$9,502,540

Securities, at value	222
Repurchase agreements, at value	9,502,000

Total Investment Securities, at value	9,502,222
Cash	291
Segregated cash balances with brokers for futures contracts	1,599,793
Interest receivable	3
Receivable for capital shares issued	185,357
Variation margin on futures contracts	124,468
Prepaid expenses	26

Total Assets	11,412,160

Liabilities:
Advisory fees payable	3,315
Management services fees payable	442
Administration fees payable	365
Administrative services fees payable	2,998
Distribution fees payable	2,139
Trustee fees payable	46
Transfer agency fees payable	1,455
Fund accounting fees payable	776
Compliance services fees payable	224
Other accrued expenses	7,488

Total Liabilities	19,248

Net Assets	$11,392,912

Net Assets consist of:
Capital	$25,998,154
Accumulated net investment income (loss)	65,646
Accumulated net realized gains (losses) on investments	(15,126,059)
Net unrealized appreciation (depreciation) on investments	455,171

Net Assets	$11,392,912

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	917,857

Net Asset Value (offering and redemption price per share)	$12.41

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$299,366

Expenses:
Advisory fees	107,540
Management services fees	17,170
Administration fees	5,017
Transfer agency fees	6,642
Administrative services fees	49,639
Distribution fees	35,847
Custody fees	2,398
Fund accounting fees	8,945
Trustee fees	259
Compliance services fees	505
Other fees	12,339

Total Gross Expenses before reductions	246,301
Less Expenses reduced by the Advisor	(12,581)

Total Net Expenses	233,720

Net Investment Income (Loss)	65,646

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	453
Net realized gains (losses) on futures contracts	(9,108,372)
Change in net unrealized appreciation/depreciation on investments	1,908,094

Net Realized and Unrealized Gains (Losses) on Investments	(7,199,825)

Change in Net Assets Resulting from Operations	$(7,134,179)

See accompanying notes to the financial statements.
67

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$65,646	$1,770,821
Net realized gains (losses) on investments	(9,107,919)	(481,948)
Change in net unrealized appreciation/depreciation on investments	1,908,094	(4,596,574)

Change in net assets resulting from operations	(7,134,179)	(3,307,701)

Distributions to Shareholders From:
Net investment income	(1,770,821)	(2,406,260)

Change in net assets resulting from distributions	(1,770,821)	(2,406,260)

Capital Transactions:
Proceeds from shares issued	76,292,559	134,013,228
Dividends reinvested	1,770,821	2,406,260
Value of shares redeemed	(82,867,242)	(173,630,835)

Change in net assets resulting from capital transactions	(4,803,862)	(37,211,347)

Change in net assets	(13,708,862)	(42,925,308)
Net Assets:
Beginning of period	25,101,774	68,027,082

End of period	$11,392,912	$25,101,774

Accumulated net investment income (loss)	$65,646	$1,770,821

Share Transactions:
Issued	4,011,707	4,671,235
Reinvested	105,218	94,959
Redeemed	(4,237,209)	(6,107,463)

Change in shares	(120,284)	(1,341,269)

See accompanying notes to the financial statements.
68

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$24.18	$28.59	$39.15	$27.62	$27.84

Investment Activities:
Net investment income (loss)(a)	0.09	0.98	1.10	0.49	(0.21)
Net realized and unrealized gains (losses) on investments	(9.30)	(3.76)	1.77	11.04	2.20

Total income (loss) from investment activities	(9.21)	(2.78)	2.87	11.53	1.99

Distributions to Shareholders From:
Net investment income	(2.56)	(1.63)	(0.44)	—	—
Net realized gains on investments	—	—	(12.99)	—	(2.21)

Total distributions	(2.56)	(1.63)	(13.43)	—	(2.21)

Net Asset Value, End of Period	$12.41	$24.18	$28.59	$39.15	$27.62

Total Return	(40.84)%	(9.99)%	10.86%	41.78%	7.56%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.68%	1.73%	1.83%	1.85%
Net expenses	1.63%	1.63%	1.70%	1.83%	1.85%
Net investment income (loss)	0.46%	3.44%	3.06%	1.52%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$11,393	$25,102	$68,027	$129,155	$27,659
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
69

ProFund VP UltraSmall-Cap

The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to 200% the daily performance of the Russell 2000® Index. For the year ended December 31, 2008, the Fund had a total return of –66.18%, compared to a total return of –33.80%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Myriad Genetics Inc (+42.74%), Comstock Resources Inc (+38.97%), and Piedmont Natural Gas Co (+21.06%), while the bottom three performers in this group were ITC Holdings Corp (–22.58%), Westar Energy Inc (–20.93%), and OSI Pharmaceuticals Inc (–19.50%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from October 18, 1999 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraSmall-Cap	10/18/1999	–66.18%	–13.51%	–7.71%	1.73%	1.63%

Russell 2000 Index	10/18/1999	–33.80%	–0.89%	3.58%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

70

PROFUNDS VP
ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses that correspond to 200% the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	65%
Futures Contracts	85%
Swap Agreements	51%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Myriad Genetics, Inc.	0.3%
New Jersey Resources Corp.	0.3%
Laclede Group, Inc.	0.3%
Royal Gold, Inc.	0.3%
Alexion Pharmaceuticals, Inc.	0.3%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	23%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks (65.0%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	738	$7,993
AAR Corp.* (Aerospace/Defense)	1,230	22,644
Aaron Rents, Inc. (Commercial Services)	1,107	29,468
Abaxis, Inc.* (Healthcare-Products)	738	11,830
ABIOMED, Inc.* (Healthcare-Products)	1,353	22,216
AbitibiBowater, Inc.* (Forest Products & Paper)	1,476	694
ABM Industries, Inc. (Commercial Services)	1,353	25,775
Acadia Realty Trust (REIT)	1,845	26,328
ACI Worldwide, Inc.* (Software)	984	15,646
Acorda Therapeutics, Inc.* (Biotechnology)	984	20,182
Actel Corp.* (Semiconductors)	1,599	18,740
Actuant Corp.—Class A (Miscellaneous Manufacturing)	1,476	28,074
Acuity Brands, Inc. (Miscellaneous Manufacturing)	861	30,058
Acxiom Corp. (Software)	2,337	18,953
Administaff, Inc. (Commercial Services)	738	15,970
ADTRAN, Inc. (Telecommunications)	1,722	25,623
Aeropostale, Inc.* (Retail)	1,476	23,764
Affymetrix, Inc.* (Biotechnology)	2,091	6,252
Agilysys, Inc. (Computers)	1,845	7,915
Agree Realty Corp. (REIT)	1,107	20,070
Alaska Communications Systems Group, Inc. (Telecommunications)	2,460	23,075
Albany International Corp.—Class A (Machinery-Diversified)	1,107	14,170
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,722	62,319
Align Technology, Inc.* (Healthcare-Products)	1,968	17,220
Alkermes, Inc.* (Pharmaceuticals)	2,583	27,509
Alliance One International, Inc.* (Agriculture)	2,829	8,317
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	984	5,412
Allscripts Healthcare Solutions, Inc. (Software)	1,845	18,302
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	984	24,334
Altra Holdings, Inc.* (Machinery-Diversified)	1,722	13,621
AMAG Pharmaceuticals, Inc.* (Biotechnology)	615	22,048
AMCOL International Corp. (Mining)	738	15,461
Amedisys, Inc.* (Healthcare-Services)	615	25,424
American Equity Investment Life Holding Co. (Insurance)	2,706	18,942
American Greetings Corp.—Class A (Household Products/Wares)	1,722	13,036
American Medical Systems Holdings, Inc.* (Healthcare-Products)	2,214	19,904
American Oriental Bioengineering, Inc.* (Biotechnology)	1,845	12,528
American Reprographics Co.* (Software)	1,353	9,336
American States Water Co. (Water)	1,230	40,565
American Superconductor Corp.* (Electrical Components & Equipment)	984	16,049
Amerigon, Inc.* (Auto Parts & Equipment)	1,968	6,416
AMERIGROUP Corp.* (Healthcare-Services)	1,230	36,310
Amerisafe, Inc.* (Insurance)	1,845	37,878
Amkor Technology, Inc.* (Semiconductors)	2,706	5,899
AMN Healthcare Services, Inc.* (Commercial Services)	1,599	13,528
ANADIGICS, Inc.* (Semiconductors)	2,091	3,095
AngioDynamics, Inc.* (Healthcare-Products)	1,107	15,155
Anixter International, Inc.* (Telecommunications)	615	18,524
Apogee Enterprises, Inc. (Building Materials)	984	10,194
Apollo Investment Corp. (Investment Companies)	3,936	36,644
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,107	20,944
Applied Micro Circuits Corp.* (Semiconductors)	3,075	12,085
Arbitron, Inc. (Commercial Services)	738	9,801
Arch Chemicals, Inc. (Chemicals)	738	19,240
Arena Resources, Inc.* (Oil & Gas)	738	20,730
Ares Capital Corp. (Investment Companies)	4,305	27,251
Argo Group International Holdings, Ltd.ADR* (Insurance)	1,107	37,549
Ariba, Inc.* (Internet)	2,337	16,850
Arkansas Best Corp. (Transportation)	738	22,221
Arris Group, Inc.* (Telecommunications)	3,198	25,424
ArthroCare Corp.* (Healthcare-Products)	615	2,934
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,722	4,908
Asbury Automotive Group, Inc. (Retail)	1,968	8,994
Aspen Insurance Holdings, Ltd.ADR (Insurance)	2,214	53,689
Associated Estates Realty Corp. (REIT)	1,968	17,968
Assured Guaranty, Ltd.ADR (Insurance)	1,599	18,229
ATC Technology Corp.* (Auto Parts & Equipment)	984	14,396
Atheros Communications* (Telecommunications)	1,353	19,361
Atlas America, Inc. (Oil & Gas)	984	14,612

See accompanying notes to the financial statements.

71

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

ATP Oil & Gas Corp.* (Oil & Gas)	615	$3,598
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	1,107	31,483
Avista Corp. (Electric)	2,829	54,826
Avocent Corp.* (Internet)	1,353	24,232
Baldor Electric Co. (Hand/Machine Tools)	1,107	19,760
Bally Technologies, Inc.* (Entertainment)	1,230	29,557
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	1,722	24,728
Bank Mutual Corp. (Banks)	3,075	35,485
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,230	17,835
Basic Energy Services, Inc.* (Oil & Gas Services)	984	12,831
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,968	27,316
Belden, Inc. (Electrical Components & Equipment)	984	20,546
Belo Corp.—Class A (Media)	3,690	5,756
Benchmark Electronics, Inc.* (Electronics)	1,968	25,131
Berry Petroleum Co.—Class A (Oil & Gas)	738	5,579
Bill Barrett Corp.* (Oil & Gas)	738	15,594
BioMed Realty Trust, Inc. (REIT)	1,845	21,623
Blackboard, Inc.* (Software)	738	19,358
Blount International, Inc.* (Machinery-Diversified)	1,968	18,657
Blue Coat Systems, Inc.* (Internet)	984	8,266
Bob Evans Farms, Inc. (Retail)	1,230	25,129
Borders Group, Inc.* (Retail)	2,337	935
Bowne& Co., Inc. (Commercial Services)	1,476	8,679
BPZ Resources, Inc.* (Oil & Gas)	1,230	7,872
Brady Corp.—Class A (Electronics)	1,230	29,458
Briggs& Stratton Corp. (Machinery-Diversified)	1,968	34,617
Brigham Exploration Co.* (Oil & Gas)	1,230	3,936
Bronco Drilling Co., Inc.* (Oil & Gas)	1,968	12,713
Brookline Bancorp, Inc. (Savings & Loans)	3,813	40,608
Brooks Automation, Inc.* (Semiconductors)	2,829	16,436
Bruker Corp.* (Healthcare-Products)	1,476	5,963
Brunswick Corp. (Leisure Time)	2,583	10,874
Brush Engineered Materials, Inc.* (Mining)	738	9,387
Calgon Carbon Corp.* (Environmental Control)	1,230	18,893
California Pizza Kitchen, Inc.* (Retail)	1,968	21,097
California Water Service Group (Water)	1,230	57,109
Callaway Golf Co. (Leisure Time)	2,214	20,568
Callon Petroleum Co.* (Oil & Gas)	984	2,558
Cano Petroleum, Inc.* (Oil & Gas)	1,476	649
Capital Lease Funding, Inc. (REIT)	3,321	5,745
Capstead Mortgage Corp. (REIT)	1,722	18,546
Capstone Turbine Corp.* (Electrical Components & Equipment)	3,567	2,996
CARBO Ceramics, Inc. (Oil & Gas Services)	615	21,851
Carrizo Oil & Gas, Inc.* (Oil & Gas)	615	9,902
Carter’s, Inc.* (Apparel)	1,599	30,797
Casey’s General Stores, Inc. (Retail)	1,353	30,808
Cash America International, Inc. (Retail)	738	20,184
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,107	26,955
Cathay Bancorp, Inc. (Banks)	2,583	61,346
Cavium Networks, Inc.* (Semiconductors)	861	9,049
Cbeyond, Inc.* (Telecommunications)	984	15,724
Cedar Shopping Centers, Inc. (REIT)	3,690	26,125
Celera Corp.* (Biotechnology)	2,460	27,380
Centene Corp.* (Healthcare-Services)	1,107	21,819
Centennial Communications Corp.* (Telecommunications)	2,337	18,836
Central Pacific Financial Corp. (Banks)	2,091	20,994
Central Vermont Public Service Corp. (Electric)	1,230	29,348
Cenveo, Inc.* (Commercial Services)	1,722	7,663
Cepheid, Inc.* (Healthcare-Products)	1,353	14,044
Ceradyne, Inc.* (Miscellaneous Manufacturing)	738	14,989
Charlotte Russe Holding, Inc.* (Retail)	1,230	7,983
Charming Shoppes, Inc.* (Retail)	3,198	7,803
Chart Industries, Inc.* (Machinery-Diversified)	738	7,845
Chattem, Inc.* (Cosmetics/Personal Care)	492	35,193
Checkpoint Systems, Inc.* (Electronics)	1,230	12,103
Cheesecake Factory, Inc.* (Retail)	2,460	24,846
Chemed Corp. (Commercial Services)	615	24,459
Chesapeake Utilities Corp. (Oil & Gas Services)	1,107	34,848
Chico’s FAS, Inc.* (Retail)	3,567	14,910
Cirrus Logic, Inc.* (Semiconductors)	2,829	7,582
CKE Restaurants, Inc. (Retail)	2,214	19,218
Clarcor, Inc. (Miscellaneous Manufacturing)	1,230	40,811
Clean Harbors, Inc.* (Environmental Control)	369	23,409
Cleco Corp. (Electric)	1,968	44,929
Coeur d’Alene Mines Corp.* (Mining)	7,749	6,819
Cogdell Spencer, Inc. (REIT)	1,353	12,664
Cogent Communications Group, Inc.* (Internet)	1,353	8,835
Cogent, Inc.* (Electronics)	1,845	25,037
Cognex Corp. (Machinery-Diversified)	1,353	20,024
Coinstar, Inc.* (Commercial Services)	861	16,798
Collective Brands, Inc.* (Retail)	1,722	20,182
Colonial Properties Trust (REIT)	1,845	15,369
Comfort Systems USA, Inc. (Building Materials)	2,091	22,165
Community Bank System, Inc. (Banks)	1,722	42,000
Commvault Systems, Inc.* (Software)	1,353	18,144
Compass Minerals International, Inc. (Mining)	615	36,076
Complete Production Services, Inc.* (Oil & Gas Services)	1,230	10,025
comScore, Inc.* (Internet)	615	7,841
Comstock Resources, Inc.* (Oil & Gas)	861	40,682
Comtech Telecommunications Corp.* (Telecommunications)	738	33,815
Conceptus, Inc.* (Healthcare-Products)	1,353	20,593
Concho Resources, Inc.* (Oil & Gas)	1,107	25,262
Concur Technologies, Inc.* (Software)	984	32,295
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	2,214	13,638
Corinthian Colleges, Inc.* (Commercial Services)	2,337	38,257
Corporate Office Properties Trust (REIT)	1,230	37,761
CoStar Group, Inc.* (Commercial Services)	615	20,258
Cox Radio, Inc.—Class A* (Media)	2,829	17,002
Crocs, Inc.* (Apparel)	2,337	2,898
Cross Country Healthcare, Inc.* (Commercial Services)	1,476	12,974
Crosstex Energy, Inc. (Oil & Gas)	1,107	4,317
CryoLife, Inc.* (Biotechnology)	1,599	15,526
CSG Systems International, Inc.* (Software)	1,845	32,232
CTS Corp. (Electronics)	2,583	14,232
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,599	38,632
Curtiss-Wright Corp. (Aerospace/Defense)	984	32,856
CV Therapeutics, Inc.* (Pharmaceuticals)	2,214	20,391
CVB Financial Corp. (Banks)	2,829	33,665
Cyberonics, Inc.* (Healthcare-Products)	1,107	18,343
CyberSource Corp.* (Internet)	1,599	19,172
Cypress Bioscience, Inc.* (Pharmaceuticals)	1,968	13,461
Daktronics, Inc. (Electronics)	984	9,210
Data Domain, Inc.* (Computers)	1,230	23,124
DCT Industrial Trust, Inc. (REIT)	4,305	21,783
DealerTrack Holdings, Inc.* (Internet)	1,353	16,087
Deckers Outdoor Corp.* (Apparel)	246	19,648
Delta Petroleum Corp.* (Oil & Gas)	1,476	7,026
Deluxe Corp. (Commercial Services)	1,476	22,081
DHT Maritime, Inc.ADR (Transportation)	2,583	14,310
Diamond Foods, Inc. (Food)	1,107	22,306
DiamondRock Hospitality Co. (REIT)	3,075	15,590
Digital River, Inc.* (Internet)	861	21,353

See accompanying notes to the financial statements.

72

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Dillards, Inc.—Class A (Retail)	1,599	$6,348
Dime Community Bancshares, Inc. (Savings & Loans)	1,845	24,538
Diodes, Inc.* (Semiconductors)	861	5,218
Dionex Corp.* (Electronics)	492	22,066
Dollar Financial Corp.* (Commercial Services)	1,107	11,402
Dress Barn, Inc.* (Retail)	1,599	17,173
Drill-Quip, Inc.* (Oil & Gas Services)	615	12,614
DSP Group, Inc.* (Semiconductors)	2,091	16,770
DTS, Inc.* (Home Furnishings)	861	15,799
Dycom Industries, Inc.* (Engineering & Construction)	1,230	10,111
Dynamic Materials Corp. (Metal Fabricate/Hardware)	492	9,501
Eagle Bulk Shipping, Inc.ADR (Transportation)	1,230	8,389
EarthLink, Inc.* (Internet)	2,706	18,293
East West Bancorp, Inc. (Banks)	3,690	58,929
Eclipsys Corp.* (Software)	1,722	24,435
Education Realty Trust, Inc. (REIT)	3,075	16,051
eHealth, Inc.* (Insurance)	984	13,068
El Paso Electric Co.* (Electric)	2,091	37,826
Electronics for Imaging, Inc.* (Computers)	1,968	18,814
EMCOR Group, Inc.* (Engineering & Construction)	1,599	35,866
EMCORE Corp.* (Semiconductors)	2,460	3,198
Empire District Electric Co. (Electric)	3,321	58,450
Emulex Corp.* (Semiconductors)	2,337	16,312
Encore Wire Corp. (Electrical Components & Equipment)	984	18,657
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	861	21,706
Energy Partners, Ltd.* (Oil & Gas)	1,599	2,159
EnerSys* (Electrical Components & Equipment)	861	9,471
ENGlobal Corp.* (Commercial Services)	1,353	4,397
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	738	15,897
Entegris, Inc.* (Semiconductors)	3,813	8,350
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,198	18,644
Epicor Software Corp.* (Software)	2,706	12,989
EPIQ Systems, Inc.* (Software)	1,968	32,885
eResearchTechnology, Inc.* (Internet)	1,476	9,786
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	615	25,184
ESSA Bancorp, Inc. (Banks)	3,075	43,450
Esterline Technologies Corp.* (Aerospace/Defense)	738	27,963
Euronet Worldwide, Inc.* (Commercial Services)	1,599	18,564
ev3, Inc.* (Healthcare-Products)	2,460	15,006
Evercore Partners, Inc.—Class A (Diversified Financial Services)	1,599	19,972
Evergreen Solar, Inc.* (Energy-Alternate Sources)	2,460	7,847
Exar Corp.* (Semiconductors)	2,952	19,690
EXCO Resources, Inc.* (Oil & Gas)	1,599	14,487
Exelixis, Inc.* (Biotechnology)	3,936	19,759
Exide Technologies* (Electrical Components & Equipment)	1,599	8,459
Extra Space Storage, Inc. (REIT)	2,583	26,657
EZCORP, Inc.—Class A* (Retail)	1,845	28,062
Facet Biotech Corp.* (Biotechnology)	556	5,332
Fair Isaac Corp. (Software)	1,353	22,812
FairPoint Communications, Inc. (Telecommunications)	2,829	9,279
FalconStor Software, Inc.* (Software)	2,337	6,497
FCStone Group, Inc.* (Diversified Financial Services)	615	2,724
Federal Signal Corp. (Miscellaneous Manufacturing)	2,214	18,177
FEI Co.* (Electronics)	1,230	23,198
FelCor Lodging Trust, Inc. (REIT)	3,075	5,658
Ferro Corp. (Chemicals)	1,599	11,273
Financial Federal Corp. (Diversified Financial Services)	1,107	25,760
First BanCorp (Banks)	2,583	28,775
First Midwest Bancorp, Inc. (Banks)	1,968	39,301
First Niagara Financial Group, Inc. (Savings & Loans)	3,813	61,656
First Potomac Realty Trust (REIT)	2,460	22,878
FirstMerit Corp. (Banks)	2,829	58,249
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	738	1,860
Flow International Corp.* (Machinery-Diversified)	1,968	4,763
Flowers Foods, Inc. (Food)	1,968	47,940
Forestar Group, Inc.* (Real Estate)	1,107	10,539
FormFactor, Inc.* (Semiconductors)	1,476	21,550
Forward Air Corp. (Transportation)	984	23,882
Fossil, Inc.* (Household Products/Wares)	1,230	20,541
Fred’s, Inc. (Retail)	2,091	22,499
Fresh Del Monte Produce, Inc.ADR* (Food)	1,107	24,819
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	369	12,088
FuelCell Energy, Inc.* (Energy-Alternate Sources)	3,075	11,931
Fuller (H.B.) Co. (Chemicals)	1,353	21,797
Gartner Group, Inc.* (Commercial Services)	1,476	26,317
Gaylord Entertainment Co.* (Lodging)	1,353	14,667
Genco Shipping & Trading, Ltd.ADR (Transportation)	369	5,461
Genesco, Inc. (Retail)	738	12,487
Genesee& Wyoming, Inc.—Class A* (Transportation)	861	26,260
GeoEye, Inc.* (Telecommunications)	984	18,922
GFI Group, Inc. (Diversified Financial Services)	2,214	7,838
Gibraltar Industries, Inc. (Iron/Steel)	1,107	13,218
Glacier Bancorp, Inc. (Banks)	2,091	39,771
Gladstone Investment Corp. (Diversified Financial Services)	2,460	12,079
Glatfelter (Forest Products & Paper)	2,583	24,022
Glimcher Realty Trust (REIT)	2,337	6,567
Global Crossing, Ltd.ADR* (Telecommunications)	1,107	8,790
GMX Resources, Inc.* (Oil & Gas)	369	9,343
Golar LNG, Ltd.ADR (Transportation)	1,845	12,472
Goodrich Petroleum Corp.* (Oil & Gas)	492	14,735
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,214	18,420
Granite Construction, Inc. (Engineering & Construction)	738	32,420
Green Mountain Coffee Roasters, Inc.* (Beverages)	615	23,800
Griffon Corp.* (Miscellaneous Manufacturing)	2,337	21,804
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	1,353	19,632
Hanmi Financial Corp. (Banks)	5,658	11,655
Harmonic, Inc.* (Telecommunications)	2,829	15,871
Harvest Natural Resources, Inc.* (Oil & Gas)	1,968	8,462
Headwaters, Inc.* (Energy-Alternate Sources)	1,722	11,624
HEALTHSOUTH Corp.* (Healthcare-Services)	2,091	22,917
Healthways, Inc.* (Healthcare-Services)	861	9,884
Heartland Express, Inc. (Transportation)	2,583	40,708
Hecla Mining Co.* (Mining)	3,567	9,988
HEICO Corp. (Aerospace/Defense)	861	33,433
Heidrick& Struggles International, Inc. (Commercial Services)	615	13,247
Helen of Troy, Ltd.ADR* (Household Products/Wares)	1,599	27,759
Hercules Technology Growth Capital, Inc. (Investment Companies)	2,952	23,380
Herman Miller, Inc. (Office Furnishings)	1,599	20,835
Hexcel Corp.* (Aerospace/Defense Equipment)	2,337	17,270
Hibbett Sports, Inc.* (Retail)	1,230	19,323

See accompanying notes to the financial statements.

73

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Highwoods Properties, Inc. (REIT)	1,599	$43,749
Hilltop Holdings, Inc.* (Real Estate)	3,075	29,950
HMS Holdings Corp.* (Commercial Services)	861	27,139
Horace Mann Educators Corp. (Insurance)	2,583	23,738
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	615	10,049
Hot Topic, Inc.* (Retail)	2,829	26,225
Hub Group, Inc.—Class A* (Transportation)	984	26,106
Human Genome Sciences, Inc.* (Biotechnology)	3,813	8,084
Huron Consulting Group, Inc.* (Commercial Services)	492	28,177
Hutchinson Technology, Inc.* (Computers)	1,845	6,421
Iconix Brand Group, Inc.* (Apparel)	1,845	18,044
II-VI, Inc.* (Electronics)	738	14,088
Immersion Corp.* (Computers)	1,599	9,418
Immucor, Inc.* (Healthcare-Products)	1,722	45,771
Incyte Genomics, Inc.* (Biotechnology)	2,337	8,857
Independent Bank Corp. (Banks)	1,230	32,177
Infinera Corp.* (Telecommunications)	2,583	23,144
Informatica Corp.* (Software)	2,460	33,776
Infospace, Inc. (Internet)	1,845	13,930
Inland Real Estate Corp. (REIT)	2,952	38,317
Innerworkings, Inc.* (Software)	1,968	12,890
Insight Enterprises, Inc.* (Retail)	1,722	11,882
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,476	29,062
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,107	12,498
Insulet Corp.* (Healthcare-Products)	1,107	8,546
Integra LifeSciences Holdings* (Biotechnology)	738	26,251
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	984	17,604
InterDigital, Inc.* (Telecommunications)	1,353	37,207
Interface, Inc.—Class A (Office Furnishings)	1,722	7,990
Interline Brands, Inc.* (Building Materials)	1,599	16,997
Intermec, Inc.* (Machinery-Diversified)	1,353	17,968
InterMune, Inc.* (Biotechnology)	1,230	13,013
International Coal Group, Inc.* (Coal)	2,952	6,790
International Shipholding Corp. (Transportation)	984	24,925
Interwoven, Inc.* (Internet)	1,722	21,697
Intevac, Inc.* (Machinery-Diversified)	1,230	6,236
Invacare Corp. (Healthcare-Products)	1,353	20,999
inVentiv Health, Inc.* (Advertising)	984	11,355
Investors Real Estate Trust (REIT)	3,690	39,520
ION Geophysical Corp.* (Oil & Gas Services)	2,091	7,172
Iowa Telecommunications Services, Inc. (Telecommunications)	2,091	29,859
IPC Holdings, Ltd.ADR (Insurance)	1,845	55,165
iPCS, Inc.* (Telecommunications)	738	5,063
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,337	33,139
Isle of Capri Casinos, Inc.* (Entertainment)	2,460	7,872
ITC Holdings Corp. (Electric)	1,107	48,354
J. Crew Group, Inc.* (Retail)	984	12,005
j2 Global Communications, Inc.* (Internet)	1,107	22,184
Jack Henry & Associates, Inc. (Computers)	2,214	42,974
Jack in the Box, Inc.* (Retail)	1,476	32,605
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,107	17,369
James River Coal Co.* (Coal)	492	7,542
Jo-Ann Stores, Inc.* (Retail)	861	13,337
Kaydon Corp. (Metal Fabricate/Hardware)	738	25,350
Kayne Anderson Energy Development Fund (Investment Companies)	1,476	11,085
Kendle International, Inc.* (Commercial Services)	615	15,818
Kenexa Corp.* (Commercial Services)	1,107	8,834
Kindred Healthcare, Inc.* (Healthcare-Services)	738	9,609
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	2,460	39,729
Knight Transportation, Inc. (Transportation)	1,845	29,741
Knoll, Inc. (Office Furnishings)	1,722	15,532
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	492	10,637
Korn/Ferry International* (Commercial Services)	1,476	16,856
L-1 Identity Solutions, Inc.* (Electronics)	1,845	12,435
Laclede Group, Inc. (Gas)	1,476	69,136
Lance, Inc. (Food)	1,476	33,859
Landec Corp.* (Chemicals)	2,952	19,424
Landry’s Restaurants, Inc. (Retail)	1,599	18,548
LaSalle Hotel Properties (REIT)	1,230	13,591
Lawson Software, Inc.* (Software)	3,321	15,742
Layne Christensen Co.* (Engineering & Construction)	492	11,813
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	2,091	7,319
Lear Corp.* (Auto Parts & Equipment)	1,476	2,081
Lexington Corporate Properties Trust (REIT)	2,952	14,760
Libbey, Inc. (Housewares)	1,722	2,153
Life Time Fitness, Inc.* (Leisure Time)	861	11,150
Lindsay Manufacturing Co. (Machinery-Diversified)	246	7,820
Live Nation, Inc.* (Commercial Services)	2,091	12,002
Louisiana-Pacific Corp. (Forest Products & Paper)	2,952	4,605
Luby’s, Inc.* (Retail)	3,567	14,946
Lufkin Industries, Inc. (Oil & Gas Services)	369	12,730
Luminex Corp.* (Healthcare-Products)	1,107	23,646
Macrovision Solutions Corp.* (Entertainment)	2,214	28,007
Magellan Health Services, Inc.* (Healthcare-Services)	1,230	48,167
Magma Design Automation, Inc.* (Electronics)	2,460	2,509
Maguire Properties, Inc.* (REIT)	1,476	2,155
Maidenform Brands, Inc.* (Apparel)	1,230	12,485
Manhattan Associates, Inc.* (Computers)	1,107	17,502
Martek Biosciences Corp. (Biotechnology)	861	26,097
Martha Stewart Living Omnimedia, Inc.—Class A* (Media)	1,845	4,797
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,353	41,605
Masimo Corp.* (Healthcare-Products)	1,230	36,691
MasTec, Inc.* (Telecommunications)	1,599	18,516
Matrix Service Co.* (Oil & Gas Services)	738	5,660
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	738	27,070
Max Capital Group, Ltd.ADR (Insurance)	2,460	43,542
MAXIMUS, Inc. (Commercial Services)	861	30,230
McMoRan Exploration Co.* (Oil & Gas)	1,107	10,849
Medarex, Inc.* (Pharmaceuticals)	3,813	21,277
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,476	20,516
Mentor Graphics Corp.* (Computers)	2,337	12,082
MercadoLibre, Inc.* (Commercial Services)	492	8,074
Meridian Bioscience, Inc. (Healthcare-Products)	1,107	28,195
Merit Medical Systems, Inc.* (Healthcare-Products)	1,476	26,465
Meritage Homes Corp.* (Home Builders)	861	10,478
Micros Systems, Inc.* (Computers)	1,968	32,118
Microsemi Corp.* (Semiconductors)	1,968	24,876
Micrus Endovascular Corp.* (Healthcare-Products)	1,476	17,136
Minerals Technologies, Inc. (Chemicals)	492	20,123
Mitcham Industries, Inc.* (Commercial Services)	1,230	4,883
MKS Instruments, Inc.* (Semiconductors)	1,476	21,830
Mobile Mini, Inc.* (Storage/Warehousing)	1,107	15,963
Modine Manufacturing Co. (Auto Parts & Equipment)	1,353	6,589
ModusLink Global Solutions, Inc.* (Internet)	1,476	4,266
Momenta Pharmaceuticals, Inc.* (Biotechnology)	984	11,414
Monarch Casino & Resort, Inc.* (Lodging)	1,845	21,494
Monolithic Power Systems, Inc.* (Semiconductors)	984	12,408

See accompanying notes to the financial statements.

74

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Montpelier Re Holdings, Ltd.ADR (Insurance)	3,075	$51,629
MPS Group, Inc.* (Commercial Services)	2,829	21,302
MSC. Software Corp.* (Software)	2,214	14,790
Mueller Industries, Inc. (Metal Fabricate/Hardware)	984	24,679
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	3,075	25,830
MVC Capital, Inc. (Investment Companies)	1,722	18,890
Myriad Genetics, Inc.* (Biotechnology)	1,107	73,350
Nara Bancorp, Inc. (Banks)	2,706	26,600
NATCO Group, Inc.—Class A* (Oil & Gas Services)	615	9,336
National Penn Bancshares, Inc. (Banks)	2,583	37,479
National Retail Properties, Inc. (REIT)	2,337	40,173
Natus Medical, Inc.* (Healthcare-Products)	1,230	15,928
Navigant Consulting Co.* (Commercial Services)	1,353	21,472
NCI Building Systems, Inc.* (Building Materials)	615	10,025
Nektar Therapeutics* (Biotechnology)	3,444	19,149
Ness Technologies, Inc.* (Commercial Services)	2,583	11,055
Net 1 UEPS Technologies, Inc.* (Commercial Services)	1,230	16,851
Netflix, Inc.* (Internet)	984	29,412
NETGEAR, Inc.* (Telecommunications)	1,353	15,438
Netlogic Microsystems, Inc.* (Semiconductors)	615	13,536
New Jersey Resources Corp. (Gas)	1,845	72,601
NewAlliance Bancshares, Inc. (Savings & Loans)	3,444	45,357
Newpark Resources, Inc.* (Oil & Gas Services)	2,214	8,192
Newport Corp.* (Electronics)	1,845	12,509
Nicor, Inc. (Gas)	1,230	42,730
NN, Inc. (Metal Fabricate/Hardware)	2,091	4,788
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	861	29,059
Nordson Corp. (Machinery-Diversified)	738	23,830
Novatel Wireless, Inc.* (Telecommunications)	1,476	6,849
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,599	17,589
Nu Skin Enterprises, Inc. (Retail)	2,214	23,092
NuVasive, Inc.* (Healthcare-Products)	861	29,834
NYMAGIC, Inc. (Insurance)	984	18,745
Obagi Medical Products, Inc.* (Pharmaceuticals)	1,722	12,846
Oilsands Quest, Inc.* (Oil & Gas)	2,829	2,065
Old National Bancorp (Banks)	2,337	42,440
Olin Corp. (Chemicals)	1,845	33,358
Olympic Steel, Inc. (Iron/Steel)	246	5,011
OM Group, Inc.* (Chemicals)	738	15,579
OMEGA Healthcare Investors, Inc. (REIT)	2,337	37,322
Omnicell, Inc.* (Software)	1,722	21,026
Omniture, Inc.* (Commercial Services)	1,476	15,705
OmniVision Technologies, Inc.* (Semiconductors)	1,599	8,395
On Assignment, Inc.* (Commercial Services)	2,091	11,856
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,230	42,017
Oplink Communications, Inc.* (Telecommunications)	1,845	15,867
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,476	19,719
Orbital Sciences Corp.* (Aerospace/Defense)	1,476	28,826
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,353	52,835
Otter Tail Corp. (Electric)	1,353	31,565
Overstock.com, Inc.* (Internet)	492	5,304
Owens& Minor, Inc. (Distribution/Wholesale)	861	32,417
Pacer International, Inc. (Transportation)	1,353	14,112
Pacific Capital Bancorp (Banks)	2,091	35,296
Pacific Sunwear of California, Inc.* (Retail)	2,214	3,520
PacWest Bancorp (Banks)	1,353	36,396
PAETEC Holding Corp.* (Telecommunications)	3,198	4,605
Palm, Inc.* (Computers)	3,075	9,440
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,599	18,436
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,230	16,494
Parallel Petroleum Corp.* (Oil & Gas)	1,230	2,472
Parametric Technology Corp.* (Software)	3,075	38,899
PAREXEL International Corp.* (Commercial Services)	1,476	14,332
Parker Drilling Co.* (Oil & Gas)	3,075	8,918
PC-Tel, Inc. (Internet)	2,337	15,354
PDL BioPharma, Inc. (Biotechnology)	2,952	18,243
Peet’s Coffee & Tea, Inc.* (Beverages)	1,353	31,457
Penn Virginia Corp. (Oil & Gas)	861	22,369
Penson Worldwide, Inc.* (Diversified Financial Services)	1,107	8,435
Perficient, Inc.* (Internet)	1,353	6,467
Perini Corp.* (Engineering & Construction)	615	14,379
Perot Systems Corp.—Class A* (Computers)	2,091	28,584
PetMed Express, Inc.* (Pharmaceuticals)	1,599	28,190
PetroQuest Energy, Inc.* (Oil & Gas)	1,107	7,483
PharMerica Corp.* (Pharmaceuticals)	1,107	17,347
Phase Forward, Inc.* (Software)	1,353	16,940
PHH Corp.* (Commercial Services)	1,599	20,355
Phoenix Technologies, Ltd.* (Software)	2,091	7,319
Pioneer Drilling Co.* (Oil & Gas)	1,599	8,906
Piper Jaffray* (Diversified Financial Services)	615	24,452
Plantronics, Inc. (Telecommunications)	1,353	17,860
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	1,353	48,816
Plexus Corp.* (Electronics)	1,230	20,848
PMC-Sierra, Inc.* (Semiconductors)	4,797	23,313
PNM Resources, Inc. (Electric)	2,460	24,797
Polaris Industries, Inc. (Leisure Time)	738	21,144
Polycom, Inc.* (Telecommunications)	2,337	31,573
PolyOne Corp.* (Chemicals)	2,583	8,136
Pool Corp. (Distribution/Wholesale)	1,599	28,734
Portland General Electric Co. (Electric)	2,337	45,501
Post Properties, Inc. (REIT)	1,107	18,265
Power Integrations, Inc. (Semiconductors)	984	19,562
Powerwave Technologies, Inc.* (Telecommunications)	4,182	2,091
Precision Drilling TrustADR (Oil & Gas)	1,421	11,922
Premiere Global Services, Inc.* (Telecommunications)	2,091	18,004
Prestige Brands Holdings, Inc.* (Healthcare-Products)	1,599	16,869
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,107	11,413
Progress Software Corp.* (Software)	1,599	30,797
Prosperity Bancshares, Inc. (Banks)	1,476	43,675
Provident Financial Services, Inc. (Savings & Loans)	2,091	31,992
Provident New York Bancorp (Savings & Loans)	2,829	35,080
PSS World Medical, Inc.* (Healthcare-Products)	2,091	39,353
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,230	34,255
Quest Resource Corp.* (Oil & Gas)	1,599	704
Quest Software, Inc.* (Software)	2,337	29,423
Quidel Corp.* (Healthcare-Products)	1,230	16,076
Quiksilver, Inc.* (Apparel)	3,075	5,658
Rackable Systems, Inc.* (Computers)	1,599	6,300
RadiSys Corp.* (Computers)	1,722	9,523
RAIT Financial Trust (REIT)	2,583	6,716
Ralcorp Holdings, Inc.* (Food)	861	50,282
RCN Corp.* (Telecommunications)	2,091	12,337
Realty Income Corp. (REIT)	2,583	59,796
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	1,353	1,948
Redwood Trust, Inc. (REIT)	861	12,838
Regal-Beloit Corp. (Hand/Machine Tools)	738	28,037
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,722	31,616
Regis Corp. (Retail)	1,230	17,872

See accompanying notes to the financial statements.

75

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Rent-A-Center, Inc.* (Commercial Services)	1,599	$28,222
Resources Connection, Inc.* (Commercial Services)	1,107	18,133
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	984	7,872
Riverbed Technology, Inc.* (Computers)	1,599	18,213
Robbins& Myers, Inc. (Machinery-Diversified)	738	11,933
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,107	37,837
Rockwood Holdings, Inc.* (Chemicals)	1,107	11,956
Rofin-Sinar Technologies, Inc.* (Electronics)	861	17,719
Rosetta Resources, Inc.* (Oil & Gas)	1,353	9,579
Royal Gold, Inc. (Mining)	1,353	66,581
RTI Biologics, Inc.* (Healthcare-Products)	2,337	6,450
RTI International Metals, Inc.* (Mining)	615	8,801
Ruddick Corp. (Food)	984	27,208
S&T Bancorp, Inc. (Banks)	1,353	48,031
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,337	20,636
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,230	7,122
SAVVIS, Inc.* (Telecommunications)	1,353	9,322
School Specialty, Inc.* (Retail)	1,107	21,166
Schulman (A.), Inc. (Chemicals)	1,722	29,274
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,599	32,012
Seabright Insurance Holdings* (Insurance)	1,968	23,104
Seattle Genetics, Inc.* (Biotechnology)	2,091	18,694
Selective Insurance Group, Inc. (Insurance)	1,599	36,665
Semtech Corp.* (Semiconductors)	2,337	26,338
Senior Housing Properties Trust (REIT)	2,706	48,492
Sensient Technologies Corp. (Chemicals)	1,353	32,310
Sequenom, Inc.* (Biotechnology)	1,845	36,605
Silgan Holdings, Inc. (Packaging & Containers)	738	35,284
Silicon Image, Inc.* (Semiconductors)	3,075	12,915
Sinclair Broadcast Group, Inc.—Class A (Media)	3,075	9,533
SkyWest, Inc. (Airlines)	2,091	38,893
Skyworks Solutions, Inc.* (Semiconductors)	3,690	20,443
Smart Balance, Inc.* (Food)	2,214	15,055
Solera Holdings, Inc.* (Software)	1,476	35,572
Solutia, Inc.* (Chemicals)	1,722	7,749
Sonic Corp.* (Retail)	2,337	28,441
SONICWALL, Inc.* (Internet)	2,460	9,791
Sonus Networks, Inc.* (Telecommunications)	4,797	7,579
Sotheby’s (Commercial Services)	1,599	14,215
Southwest Gas Corp. (Water)	2,583	8,317
Spartan Stores, Inc. (Food)	984	22,878
Starent Networks Corp.* (Software)	1,230	14,674
STEC, Inc.* (Computers)	1,476	6,288
Steinway Musical Instruments, Inc.* (Commercial Services)	861	15,076
STERIS Corp. (Healthcare-Products)	1,476	35,262
Sterling Bancorp (Banks)	1,845	25,885
Sterling Bancshares, Inc. (Banks)	4,305	26,174
Steven Madden, Ltd.* (Apparel)	1,107	23,601
Stewart Information Services Corp. (Insurance)	1,353	31,782
Stifel Financial Corp.* (Diversified Financial Services)	738	33,837
Stone Energy Corp.* (Oil & Gas)	492	5,422
Strategic Hotels & Resorts, Inc. (REIT)	3,444	5,786
Sun Communities, Inc. (REIT)	2,583	36,162
Sun Healthcare Group, Inc.* (Healthcare-Services)	1,599	14,151
Sunrise Assisted Living, Inc.* (Healthcare-Services)	1,107	1,860
Sunstone Hotel Investors, Inc. (REIT)	2,091	12,943
Superior Industries International, Inc. (Auto Parts & Equipment)	1,599	16,821
Superior Well Services, Inc.* (Oil & Gas Services)	738	7,380
Susquehanna Bancshares, Inc. (Banks)	2,706	43,052
SVB Financial Group* (Banks)	1,230	32,263
Swift Energy Co.* (Oil & Gas)	615	10,338
Switch& Data Facilities Co.* (Internet)	984	7,272
Sybase, Inc.* (Software)	1,845	45,701
Sykes Enterprises, Inc.* (Computers)	1,353	25,869
Synaptics, Inc.* (Computers)	861	14,258
Syniverse Holdings, Inc.* (Telecommunications)	1,230	14,686
T-3 Energy Services, Inc.* (Oil & Gas Services)	369	3,483
Take-Two Interactive Software, Inc. (Software)	1,845	13,948
Tanger Factory Outlet Centers, Inc. (REIT)	1,107	41,645
Taser International, Inc.* (Electronics)	2,583	13,638
Team, Inc.* (Commercial Services)	615	17,035
Technitrol, Inc. (Electronics)	1,476	5,136
Tecumseh Products Co.—Class A* (Machinery-Diversified)	492	4,713
Tekelec* (Telecommunications)	2,460	32,816
Teledyne Technologies, Inc.* (Aerospace/Defense)	738	32,878
TeleTech Holdings, Inc.* (Commercial Services)	1,476	12,325
Tempur-Pedic International, Inc. (Home Furnishings)	1,845	13,081
Tennant Co. (Machinery-Diversified)	738	11,365
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,599	4,717
Tessera Technologies, Inc.* (Semiconductors)	1,353	16,074
Tetra Tech, Inc.* (Environmental Control)	1,476	35,645
Texas Capital Bancshares, Inc.* (Banks)	2,091	27,936
Texas Industries, Inc. (Building Materials)	369	12,730
The Cato Corp.—Class A (Retail)	1,476	22,288
The Children’s Place Retail Stores, Inc.* (Retail)	615	13,333
The Finish Line, Inc.—Class A (Retail)	1,722	9,643
The Geo Group, Inc.* (Commercial Services)	1,353	24,395
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	984	6,170
The Gymboree Corp.* (Apparel)	615	16,045
The Hain Celestial Group, Inc.* (Food)	1,599	30,525
The Knot, Inc.* (Internet)	2,091	17,397
The Medicines Co.* (Pharmaceuticals)	1,599	23,553
The Men’s Wearhouse, Inc. (Retail)	1,353	18,320
The Pep Boys-Manny, Moe & Jack (Retail)	2,337	9,652
The Phoenix Cos., Inc. (Insurance)	3,690	12,066
The Ryland Group, Inc. (Home Builders)	1,107	19,561
The Spectranetics Corp.* (Healthcare-Products)	1,722	4,494
The Steak n Shake Co.* (Retail)	3,075	18,296
The Timberland Co.—Class A* (Apparel)	1,476	17,048
The Ultimate Software Group, Inc.* (Software)	738	10,775
The Warnaco Group, Inc.* (Apparel)	984	19,316
Theravance, Inc.* (Pharmaceuticals)	1,845	22,860
thinkorswim Group, Inc.* (Diversified Financial Services)	1,845	10,369
Thoratec Corp.* (Healthcare-Products)	1,845	59,944
THQ, Inc.* (Software)	1,722	7,215
Tibco Software, Inc.* (Internet)	4,920	25,535
Titan International, Inc. (Auto Parts & Equipment)	861	7,103
TiVo, Inc.* (Home Furnishings)	3,198	22,898
TNS, Inc.* (Commercial Services)	984	9,240
Toreador Resources Corp.* (Oil & Gas)	1,722	9,454
Town Sports International Holdings, Inc.* (Commercial Services)	1,845	5,886
Tractor Supply Co.* (Retail)	984	35,562
TradeStation Group, Inc.* (Diversified Financial Services)	2,091	13,487
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	984	33,033
Tredegar Corp. (Miscellaneous Manufacturing)	1,353	24,598
TreeHouse Foods, Inc.* (Food)	1,230	33,505
Triple-S Management Corp.—Class BADR* (Healthcare-Services)	1,599	18,388
TriQuint Semiconductor, Inc.* (Semiconductors)	3,813	13,117
True Religion Apparel, Inc.* (Apparel)	615	7,651
TrueBlue, Inc.* (Commercial Services)	1,599	15,302
TrustCo Bank Corp. NY (Banks)	3,936	37,431

See accompanying notes to the financial statements.

76

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Common Stocks, continued
	Shares	Value

Trustmark Corp. (Banks)	1,722	$37,178
TTM Technologies, Inc.* (Electronics)	1,968	10,253
Tupperware Corp. (Household Products/Wares)	1,353	30,713
tw telecom, Inc.* (Telecommunications)	3,444	29,171
TXCO Resources, Inc.* (Oil & Gas)	1,845	2,749
U-Store-It Trust (REIT)	2,952	13,136
U.S. Physical Therapy, Inc.* (Healthcare-Services)	2,091	27,873
UAL Corp. (Airlines)	2,706	29,820
Ultratech Stepper, Inc.* (Semiconductors)	1,353	16,182
UMB Financial Corp. (Banks)	861	42,310
Under Armour, Inc.—Class A* (Retail)	861	20,526
Unisource Energy Corp. (Electric)	984	28,890
United America Indemnity, Ltd.—Class AADR* (Insurance)	1,722	22,059
United Natural Foods, Inc.* (Food)	1,353	24,110
United Online, Inc. (Internet)	1,968	11,946
United Therapeutics Corp.* (Pharmaceuticals)	492	30,775
Universal American Financial Corp.* (Insurance)	1,845	16,273
Universal Corp. (Agriculture)	615	18,370
Universal Health Realty Income Trust (REIT)	1,230	40,479
Universal Technical Institute, Inc.* (Commercial Services)	1,599	27,455
USA Mobility, Inc. (Telecommunications)	2,583	29,885
USEC, Inc.* (Mining)	2,706	12,150
UTStarcom, Inc.* (Telecommunications)	3,813	7,054
VAALCO Energy, Inc.* (Oil & Gas)	2,337	17,387
Vail Resorts, Inc.* (Entertainment)	861	22,903
Valassis Communications, Inc.* (Commercial Services)	1,476	1,948
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,845	42,250
ValueClick, Inc.* (Internet)	2,214	15,144
Varian, Inc.* (Electronics)	738	24,730
Veeco Instruments, Inc.* (Semiconductors)	1,599	10,138
Venoco, Inc.* (Oil & Gas)	738	2,000
VeriFone Holdings, Inc.* (Software)	1,845	9,041
Vignette Corp.* (Internet)	1,845	17,361
ViroPharma, Inc.* (Pharmaceuticals)	1,968	25,623
VistaPrint, Ltd.ADR* (Commercial Services)	1,230	22,890
Vital Images, Inc.* (Software)	1,599	22,242
VIVUS, Inc.* (Healthcare-Products)	2,583	13,742
Volcano Corp.* (Healthcare-Products)	1,599	23,985
Volcom, Inc.* (Apparel)	615	6,704
Volterra Semiconductor Corp.* (Semiconductors)	1,230	8,795
W.R. Grace & Co.* (Chemicals)	1,722	10,280
Wabtec Corp. (Machinery-Diversified)	984	39,114
Warren Resources, Inc.* (Oil & Gas)	2,214	4,406
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	861	41,173
Watts Water Technologies, Inc.—Class A (Electronics)	1,230	30,713
Websense, Inc.* (Internet)	1,476	22,096
Werner Enterprises, Inc. (Transportation)	1,968	34,125
West Coast Bancorp (Banks)	1,968	12,969
West Pharmaceutical Services, Inc. (Healthcare-Products)	738	27,874
Westamerica Bancorp (Banks)	738	37,749
Westar Energy, Inc. (Electric)	2,706	55,500
Westfield Financial, Inc. (Banks)	2,583	26,657
Willbros Group, Inc.ADR* (Oil & Gas Services)	861	7,293
Wind River Systems, Inc.* (Software)	2,337	21,103
Winn-Dixie Stores, Inc.* (Food)	1,476	23,764
WMS Industries, Inc.* (Leisure Time)	1,107	29,778
Wolverine World Wide, Inc. (Apparel)	1,230	25,879
Woodward Governor Co. (Electronics)	1,353	31,146
World Fuel Services Corp. (Retail)	984	36,408
World Wrestling Entertainment, Inc. (Entertainment)	2,091	23,168
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,845	20,332
Wright Express Corp.* (Commercial Services)	1,107	13,948
Wright Medical Group, Inc.* (Healthcare-Products)	1,353	27,642
XenoPort, Inc.* (Pharmaceuticals)	615	15,424
YRC Worldwide, Inc.* (Transportation)	1,722	4,942
Zenith National Insurance Corp. (Insurance)	984	31,065
Zoll Medical Corp.* (Healthcare-Products)	615	11,617
Zoltek Cos., Inc.* (Chemicals)	738	6,635
Zoran Corp.* (Semiconductors)	1,845	12,601

TOTAL COMMON STOCKS
(Cost $13,765,783)		14,802,980

Repurchase Agreements (29.5%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,533,001 (Collateralized by $1,565,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,573,034)	$1,533,000	1,533,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,917,001 (Collateralized by $1,861,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $1,956,876)	1,917,000	1,917,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,202,002 (Collateralized by $3,110,000 of various Federal Home Loan Bank Securities, 3.38%–5.13%, 9/10/10–6/24/11, market value $3,276,822)	3,202,000	3,202,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $58,000 (Collateralized by $70,000 of various Federal Home Loan Bank Securities, 1.15%–2.23%, 3/12/09–12/11/09, market value $70,698)	58,000	58,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,710,000)		6,710,000

TOTAL INVESTMENT SECURITIES
(Cost $20,475,783)—94.5%		21,512,980
Net other assets (liabilities)—5.5%		1,256,398

NET ASSETS—100.0%		$22,769,378

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $1,800,000.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

77

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2008

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 3/20/09 (Underlying notional amount at value $19,407,920)	392	$863,359

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 1/27/09	$11,632,155	$388,771

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.9%
Auto Parts & Equipment	0.4%
Banks	5.4%
Beverages	0.2%
Biotechnology	2.3%
Building Materials	0.3%
Chemicals	0.9%
Coal	NM
Commercial Services	4.2%
Computers	1.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.0%
Electric	1.9%
Electrical Components & Equipment	0.5%
Electronics	1.6%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.4%
Environmental Control	0.4%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.8%
Hand/Machine Tools	0.2%
Healthcare-Products	3.7%
Healthcare-Services	1.2%
Home Builders	0.1%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.7%
Internet	1.7%
Investment Companies	0.5%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery-Diversified	1.2%
Media	0.1%
Metal Fabricate/Hardware	0.4%
Mining	0.7%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.2%
Oil & Gas	1.2%
Oil & Gas Services	0.6%
Packaging & Containers	0.2%
Pharmaceuticals	2.8%
REIT	4.2%
Real Estate	0.1%
Retail	3.4%
Savings & Loans	1.1%
Semiconductors	2.0%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	2.5%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Water	0.5%
Other**	35.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

78

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$20,475,783

Securities, at value	14,802,980
Repurchase agreements, at value	6,710,000

Total Investment Securities, at value	21,512,980
Segregated cash balances with brokers for futures contracts	2,026,640
Dividends and interest receivable	22,878
Unrealized gain on swap agreements	388,771
Receivable for capital shares issued	203,314
Receivable for investments sold	42,920
Variation margin on futures contracts	580,160
Prepaid expenses	29

Total Assets	24,777,692

Liabilities:
Cash overdraft	275
Payable for investments purchased	842,057
Payable for capital shares redeemed	657,980
Payable for closed swap positions	465,196
Advisory fees payable	7,312
Management services fees payable	975
Administration fees payable	774
Administrative services fees payable	6,880
Distribution fees payable	5,765
Trustee fees payable	99
Transfer agency fees payable	2,710
Fund accounting fees payable	1,667
Compliance services fees payable	481
Other accrued expenses	16,143

Total Liabilities	2,008,314

Net Assets	$22,769,378

Net Assets consist of:
Capital	$57,085,649
Accumulated net investment income (loss)	17,927
Accumulated net realized gains (losses) on investments	(36,623,525)
Net unrealized appreciation (depreciation) on investments	2,289,327

Net Assets	$22,769,378

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,929,609

Net Asset Value (offering and redemption price per share)	$7.77

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$145,404
Interest	175,064

Total Investment Income	320,468

Expenses:
Advisory fees	139,481
Management services fees	21,761
Administration fees	6,803
Transfer agency fees	9,217
Administrative services fees	59,487
Distribution fees	46,494
Custody fees	16,583
Fund accounting fees	17,585
Trustee fees	340
Compliance services fees	545
Other fees	20,375

Total Gross Expenses before reductions	338,671
Less Expenses reduced by the Advisor	(36,130)

Total Net Expenses	302,541

Net Investment Income (Loss)	17,927

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,195,123)
Net realized gains (losses) on futures contracts	(4,608,554)
Net realized gains (losses) on swap agreements	(9,381,633)
Change in net unrealized appreciation/depreciation on investments	365,894

Net Realized and Unrealized Gains (Losses) on Investments	(16,819,416)

Change in Net Assets Resulting from Operations	$(16,801,489)

See accompanying notes to the financial statements.

79

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$17,927	$261,358
Net realized gains (losses) on investments	(17,185,310)	(4,162,490)
Change in net unrealized appreciation/depreciation on investments	365,894	(2,675,887)

Change in net assets resulting from operations	(16,801,489)	(6,577,019)

Distributions to Shareholders From:
Net investment income	(261,358)	(511,925)

Change in net assets resulting from distributions	(261,358)	(511,925)

Capital Transactions:
Proceeds from shares issued	380,340,009	928,754,425
Dividends reinvested	233,344	354,471
Value of shares redeemed	(364,281,782)	(957,041,279)

Change in net assets resulting from capital transactions	16,291,571	(27,932,383)

Change in net assets	(771,276)	(35,021,327)
Net Assets:
Beginning of period	23,540,654	58,561,981

End of period	$22,769,378	$23,540,654

Accumulated net investment income (loss)	$17,927	$261,358

Share Transactions:
Issued	28,250,897	33,033,207
Reinvested	12,191	14,363
Redeemed	(26,346,979)	(34,195,265)

Change in shares	1,916,109	(1,147,695)

See accompanying notes to the financial statements.

80

PROFUNDS VP
ProFund VP UltraSmall-Cap
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$23.23	$27.10	$21.51	$30.75	$29.20

Investment Activities:
Net investment income (loss)(a)	0.01	0.17	0.20	0.01	(0.21)
Net realized and unrealized gains (losses) on investments	(15.26)	(3.73)	5.40	(0.18)	8.39

Total income (loss) from investment activities	(15.25)	(3.56)	5.60	(0.17)	8.18

Distributions to Shareholders From:
Net investment income	(0.21)	(0.31)	(0.01)	—	—
Net realized gains on investments	—	—	—	(9.07)	(6.63)

Total distributions	(0.21)	(0.31)	(0.01)	(9.07)	(6.63)

Net Asset Value, End of Period	$7.77	$23.23	$27.10	$21.51	$30.75

Total Return	(66.18)%	(13.21)%	26.05%	(0.21)%	31.07%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.73%	1.72%	1.91%	1.94%
Net expenses	1.63%	1.63%	1.69%	1.91%	1.94%
Net investment income (loss)	0.10%	0.63%	0.82%	0.03%	(0.68)%

Supplemental Data:
Net assets, end of period (000’s)	$22,769	$23,541	$58,562	$40,184	$173,846
Portfolio turnover rate(b)	368%	418%	208%	539%	481%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

81

ProFund VP Short Small-Cap

The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000® Index. For the year ended December 31, 2008, the Fund had a total return of 24.08%, compared to a total return of –33.80%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Myriad Genetics Inc (+42.74%), Comstock Resources Inc (+38.97%), and Piedmont Natural Gas Co (+21.06%), while the bottom three performers in this group were ITC Holdings Corp (–22.58%), Westar Energy Inc (–20.93%), and OSI Pharmaceuticals Inc (–19.50%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from September 3, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Short Small-Cap	9/3/2002	24.08%	0.21%	–6.95%	1.67%	1.63%

Russell 2000 Index	9/3/2002	–33.80%	–0.89%	5.83%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

82

PROFUNDS VP ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(54)%
Swap Agreements	(43)%
Options	NM

Total Exposure	(97)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	23%
Industrial	15%
Consumer Cyclical	11%
Technology	9%
Communications	7%
Utilities	5%
Energy	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	December 31, 2008

Repurchase Agreements (79.8%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,995,001 (Collateralized by $2,030,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $2,040,421)	$1,995,000	$1,995,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,995,001 (Collateralized by $1,936,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $2,035,740)	1,995,000	1,995,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,995,001 (Collateralized by $1,960,000 of various Federal Home Loan Bank Securities, 1.15%–3.38%, 12/11/09–6/24/11, market value $2,040,525)	1,995,000	1,995,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,991,001 (Collateralized by $2,015,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $2,036,722)	1,991,000	1,991,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,995,001 (Collateralized by $2,034,900 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $2,035,163)	1,995,000	1,995,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,971,000)		9,971,000

Options Purchased(NM)
	Contracts

Russell 2000 Mini Futures Call Option, exercise @ 1100, expiring 1/16/09	130	$463
Russell 2000 Mini Futures Call Option, exercise @ 800, expiring 2/20/09	5	44

TOTAL OPTIONS PURCHASED
(Cost $1,654)		507

TOTAL INVESTMENT SECURITIES
(Cost $9,972,654)—79.8%		9,971,507
Net other assets (liabilities)—20.2%		2,526,016

NET ASSETS—100.0%		$12,497,523

†
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $700,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 3/20/09 (Underlying notional amount at value $6,733,360)	136	$(297,270)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 1/27/09	$(5,363,746)	$(295,897)

See accompanying notes to the financial statements.

83

PROFUNDS VP ProFund VP Short Small-Cap

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$9,972,654

Securities, at value	507
Repurchase agreements, at value	9,971,000

Total Investment Securities, at value	9,971,507
Segregated cash balances with brokers for futures contracts	792,880
Interest receivable	3
Receivable for capital shares issued	2,389,039
Prepaid expenses	53

Total Assets	13,153,482

Liabilities:
Cash overdraft	42
Payable for capital shares redeemed	122,213
Unrealized loss on swap agreements	295,897
Variation margin on futures contracts	201,280
Advisory fees payable	3,640
Management services fees payable	485
Administration fees payable	530
Administrative services fees payable	5,847
Distribution fees payable	5,436
Trustee fees payable	67
Transfer agency fees payable	2,307
Fund accounting fees payable	1,124
Compliance services fees payable	324
Other accrued expenses	16,767

Total Liabilities	655,959

Net Assets	$12,497,523

Net Assets consist of:
Capital	$16,109,377
Accumulated net investment income (loss)	120,502
Accumulated net realized gains (losses) on investments	(3,138,042)
Net unrealized appreciation (depreciation) on investments	(594,314)

Net Assets	$12,497,523

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	705,369

Net Asset Value (offering and redemption price per share)	$17.72

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$519,232

Expenses:
Advisory fees	183,464
Management services fees	29,389
Administration fees	8,969
Transfer agency fees	11,843
Administrative services fees	76,877
Distribution fees	61,155
Custody fees	4,951
Fund accounting fees	15,933
Trustee fees	434
Compliance services fees	392
Other fees	24,980

Total Gross Expenses before reductions	418,387
Less Expenses reduced by the Advisor	(19,657)

Total Net Expenses	398,730

Net Investment Income (Loss)	120,502

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(10,274)
Net realized gains (losses) on futures contracts	2,760,117
Net realized gains (losses) on swap agreements	4,874,376
Change in net unrealized appreciation/depreciation on investments	(743,488)

Net Realized and Unrealized Gains (Losses) on Investments	6,880,731

Change in Net Assets Resulting from Operations	$7,001,233

See accompanying notes to the financial statements.

84

PROFUNDS VP ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$120,502	$1,095,474
Net realized gains (losses) on investments	7,624,219	(2,893,787)
Change in net unrealized appreciation/depreciation on investments	(743,488)	(6,116)

Change in net assets resulting from operations	7,001,233	(1,804,429)

Distributions to Shareholders From:
Net investment income	(1,095,474)	(1,250,161)

Change in net assets resulting from distributions	(1,095,474)	(1,250,161)

Capital Transactions:
Proceeds from shares issued	480,600,131	676,598,767
Dividends reinvested	1,095,474	1,250,161
Value of shares redeemed	(490,470,721)	(672,479,613)

Change in net assets resulting from capital transactions	(8,775,116)	5,369,315

Change in net assets	(2,869,357)	2,314,725
Net Assets:
Beginning of period	15,366,880	13,052,155

End of period	$12,497,523	$15,366,880

Accumulated net investment income (loss)	$120,502	$1,095,474

Share Transactions:
Issued	29,358,465	46,664,042
Reinvested	74,879	85,219
Redeemed	(29,763,065)	(46,609,404)

Change in shares	(329,721)	139,857

See accompanying notes to the financial statements.

85

PROFUNDS VP ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$14.85	$14.58	$16.62	$17.12	$18.82

Investment Activities:
Net investment income (loss)(a)	0.08	0.50	0.56	0.23	(0.11)
Net realized and unrealized gains (losses) on investments	3.37	0.15 (b)	(2.50)	(0.73)	(1.59)

Total income (loss) from investment activities	3.45	0.65	(1.94)	(0.50)	(1.70)

Distributions to Shareholders From:
Net investment income	(0.58)	(0.38)	(0.10)	—	—

Net Asset Value, End of Period	$17.72	$14.85	$14.58	$16.62	$17.12

Total Return	24.08%	4.46%	(11.73)%	(2.92)%	(9.03)%
Ratios to Average Net Assets:
Gross expenses	1.71%	1.67%	1.67%	1.90%	2.28%
Net expenses	1.63%	1.62%	1.62%	1.90%	1.98%
Net investment income (loss)	0.49%	3.42%	3.52%	1.36%	(0.62)%

Supplemental Data:
Net assets, end of period (000’s)	$12,498	$15,367	$13,052	$9,193	$6,934
Portfolio turnover rate(c)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

86

ProFund VP Short NASDAQ-100

The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2008, the Fund had a total return of 48.16%, compared to a total return of –41.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Amgen Inc (+24.35%), Gilead Sciences Inc (+11.15%), and Teva Pharmaceutical Industries Ltd (–8.41%), while the bottom three performers in this group were Apple Computer Inc (–56.91%), Google Inc Class A (–55.51%), and Microsoft Corp (–45.39%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Short NASDAQ-100	5/1/2002	48.16%	2.98%	–3.15%	1.71%	1.63%

NASDAQ-100 Index	5/1/2002	–41.57%	–3.34%	–0.30%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

87

ProFunds VP ProFund VP Short NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(27)%
Swap Agreements	(73)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	36%
Communications	26%
Consumer Non-Cyclical	24%
Consumer Cyclical	8%
Industrial	4%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	December 31, 2008

Repurchase Agreements (103.2%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,364,002 (Collateralized by $3,425,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $3,442,581)	$3,364,000	$3,364,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,364,002 (Collateralized by $3,265,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $3,433,208)	3,364,000	3,364,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,364,002 (Collateralized by $3,279,000 of various U.S. Government Agency Obligations, 3.38%–5.13%, 9/10/10–1/13/12, market value $3,437,470)	3,364,000	3,364,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,360,002 (Collateralized by $3,400,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $3,436,653)	3,360,000	3,360,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $3,364,002 (Collateralized by $3,431,280 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $3,431,724)	3,364,000	3,364,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,816,000)		16,816,000

TOTAL INVESTMENT SECURITIES
(Cost $16,816,000)—103.2%		16,816,000
Net other assets (liabilities)—(3.2)%		(519,327)

NET ASSETS—100.0%		$16,296,673

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $2,200,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $532,620)	22	$(1,566)
NASDAQ-100 Futures Contract expiring 3/20/09 (Underlying notional amount at value $3,873,600)	32	(65,424)

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 1/27/09	$(11,929,435)	$(572,439)

See accompanying notes to the financial statements.
88

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$16,816,000

Repurchase agreements, at value	16,816,000

Total Investment Securities, at value	16,816,000
Cash	907
Segregated cash balances with brokers for futures contracts	748,930
Interest receivable	5
Receivable for capital shares issued	33,180
Prepaid expenses	74

Total Assets	17,599,096

Liabilities:
Payable for capital shares redeemed	472,114
Payable for closed swap positions	175,400
Unrealized loss on swap agreements	572,439
Variation margin on futures contracts	37,310
Advisory fees payable	5,175
Management services fees payable	690
Administration fees payable	806
Administrative services fees payable	7,634
Distribution fees payable	6,188
Trustee fees payable	103
Transfer agency fees payable	3,696
Fund accounting fees payable	1,726
Compliance services fees payable	498
Other accrued expenses	18,644

Total Liabilities	1,302,423

Net Assets	$16,296,673

Net Assets consist of:
Capital	$57,289,567
Accumulated net investment income (loss)	112,025
Accumulated net realized gains (losses) on investments	(40,465,490)
Net unrealized appreciation (depreciation) on investments	(639,429)

Net Assets	$16,296,673

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	803,421

Net Asset Value (offering and redemption price per share)	$20.28

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$556,501

Expenses:
Advisory fees	204,513
Management services fees	33,351
Administration fees	9,969
Transfer agency fees	13,424
Administrative services fees	92,836
Distribution fees	68,171
Custody fees	5,448
Fund accounting fees	18,015
Trustee fees	473
Compliance services fees	755
Other fees	34,730

Total Gross Expenses before reductions	481,685
Less Expenses reduced by the Advisor	(37,209)

Total Net Expenses	444,476

Net Investment Income (Loss)	112,025

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,070)
Net realized gains (losses) on futures contracts	2,927,049
Net realized gains (losses) on swap agreements	7,641,679
Change in net unrealized appreciation/depreciation on investments	(810,954)

Net Realized and Unrealized Gains (Losses) on Investments	9,753,704

Change in Net Assets Resulting from Operations	$9,865,729

See accompanying notes to the financial statements.
89

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$112,025	$1,032,789
Net realized gains (losses) on investments	10,564,658	(5,362,976)
Change in net unrealized appreciation/depreciation on investments	(810,954)	(44,087)

Change in net assets resulting from operations	9,865,729	(4,374,274)

Distributions to Shareholders From:
Net investment income	(1,032,789)	(1,955,739)

Change in net assets resulting from distributions	(1,032,789)	(1,955,739)

Capital Transactions:
Proceeds from shares issued	327,630,571	567,134,709
Dividends reinvested	1,032,789	1,955,739
Value of shares redeemed	(333,044,894)	(574,813,456)

Change in net assets resulting from capital transactions	(4,381,534)	(5,723,008)

Change in net assets	4,451,406	(12,053,021)
Net Assets:
Beginning of period	11,845,267	23,898,288

End of period	$16,296,673	$11,845,267

Accumulated net investment income (loss)	$112,025	$1,032,789

Share Transactions:
Issued	19,153,505	33,673,074
Reinvested	65,783	133,043
Redeemed	(19,251,152)	(34,285,321)

Change in shares	(31,864)	(479,204)

See accompanying notes to the financial statements.
90

PROFUNDS VP
ProFund VP Short NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$14.18	$18.18	$18.56	$18.41	$20.71

Investment Activities:
Net investment income (loss)(a)	0.07	0.59	0.64	0.23	(0.13)
Net realized and unrealized gains (losses) on investments	6.59	(2.63)	(0.88)	(0.08)	(2.17)

Total income (loss) from investment activities	6.66	(2.04)	(0.24)	0.15	(2.30)

Distributions to Shareholders From:
Net investment income	(0.56)	(1.96)	(0.14)	—	—

Net Asset Value, End of Period	$20.28	$14.18	$18.18	$18.56	$18.41

Total Return	48.16%	(11.60)%	(1.31)%	0.81%	(11.11)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.71%	1.70%	1.85%	1.86%
Net expenses	1.63%	1.63%	1.66%	1.85%	1.86%
Net investment income (loss)	0.41%	3.50%	3.34%	1.21%	(0.62)%

Supplemental Data:
Net Assets, end of period (000’s)	$16,297	$11,845	$23,898	$31,588	$16,213
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
91

ProFund VP Short International

The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2008, the Fund had a total return of 38.23%, compared to a total return of –43.38%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Novartis AG (–9.46%), Roche Holding AG (–11.37%), and Royal Dutch Shell PLC (–14.50%), while the bottom three performers in this group were Vodafone Group PLC (–45.59%), HSBC Holdings PLC (–42.20%) and BP PLC (–37.13%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short International	8/31/2007	38.23%	25.51%	1.65%	1.63%

MSCI EAFE Index	8/31/2007	–43.38%	–33.00%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

92

ProFund VP ProFund VP Short International

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(1)%
Swap Agreements	(98)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financial	22%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Health Care	10%
Energy	9%
Basic Materials	8%
Utilities	8%
Communications	7%
Technology	5%

Country Breakdown

Japan	25%
UK	20%
France	11%
Other	10%
Germany	9%
Switzerland	8%
Australia	6%
Spain	5%
Italy	4%
Netherlands	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	December 31, 2008

Repurchase Agreements (105.2%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,040,001 (Collateralized by $1,060,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $1,065,441)	$1,040,000	$1,040,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,040,001 (Collateralized by $1,010,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $1,062,034)	1,040,000	1,040,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,040,001 (Collateralized by $985,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $1,064,697)	1,040,000	1,040,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,038,001 (Collateralized by $1,055,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $1,066,373)	1,038,000	1,038,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $1,040,001 (Collateralized by $1,060,800 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $1,060,937)	1,040,000	1,040,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,198,000)		5,198,000

TOTAL INVESTMENT SECURITIES
(Cost $5,198,000)—105.2%		5,198,000
Net other assets (liabilities)—(5.2)%		(255,362)

NET ASSETS—100.0%		$4,942,638

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $1,000,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/20/09 (Underlying notional amount at value $63,720)	1	$(3,587)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the MSCI EAFE terminating on 1/27/09	$(4,826,264)	$(237,041)

See accompanying notes to the financial statements.
93

PROFUNDS VP
ProFund VP Short International

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$5,198,000

Repurchase agreements, at value	5,198,000

Total Investment Securities, at value	5,198,000
Cash	969
Segregated cash balances with broker for futures contracts	11,256
Receivable for capital shares issued	1,779

Total Assets	5,212,004

Liabilities:
Payable for capital shares redeemed	18,504
Unrealized loss on swap agreements	237,041
Variation margin on futures contracts	960
Advisory fees payable	2,338
Management services fees payable	312
Administration fees payable	200
Administrative services fees payable	3,051
Distribution fees payable	3,129
Trustee fees payable	26
Transfer agency fees payable	914
Fund accounting fees payable	434
Compliance services fees payable	125
Other accrued expenses	2,332

Total Liabilities	269,366

Net Assets	$4,942,638

Net Assets consist of:
Capital	$4,811,139
Accumulated net realized gains (losses) on investments	372,127
Net unrealized appreciation (depreciation) on investments	(240,628)

Net Assets	$4,942,638

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	121,744

Net Asset Value (offering and redemption price per share)	$40.60

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$21,349

Expenses:
Advisory fees	15,808
Management services fees	2,219
Administration fees	854
Transfer agency fees	1,306
Administrative services fees	4,648
Distribution fees	5,269
Custody fees	3,344
Fund accounting fees	1,734
Trustee fees	35
Compliance services fees	199
Other fees	1,906

Total Gross Expenses before reductions	37,322
Less Expenses reduced by the Advisor	(2,971)

Total Net Expenses	34,351

Net Investment Income (Loss)	(13,002)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(70,369)
Net realized gains (losses) on swap agreements	466,855
Change in net unrealized appreciation/depreciation on investments	(239,596)

Net Realized and Unrealized Gains (Losses) on Investments	156,890

Change in Net Assets Resulting from Operations	$143,888

See accompanying notes to the financial statements.
94

PROFUNDS VP
ProFund VP Short International

Statements of Changes in Net Assets
		For the period
	For the	August 31, 2007
	year ended	through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations :
Net investment income (loss)	$(13,002)	$1,780
Net realized gains (losses) on investments	396,486	(11,357)
Change in net unrealized appreciation/depreciation on investments	(239,596)	(1,032)

Change in net assets resulting from operations	143,888	(10,609)

Distributions to Shareholders From:
Net investment income	(1,891)	—

Change in net assets resulting from distributions	(1,891)	—

Capital Transactions:
Proceeds from shares issued	10,632,948	484,515
Dividends reinvested	1,891	—
Value of shares redeemed	(6,026,430)	(281,674)

Change in net assets resulting from capital transactions	4,608,409	202,841

Change in net assets	4,750,406	192,232
Net Assets:
Beginning of period	192,232	—

End of period	$4,942,638	$192,232

Accumulated net investment income (loss)	$—	$1,891

Share Transactions:
Issued	273,336	16,345
Reinvested	50	—
Redeemed	(158,182)	(9,805)

Change in shares	115,204	6,540

(a)	Commencement of operations

See accompanying notes to the financial statements.
95

PROFUNDS VP
ProFund VP Short International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	11.48	(0.89)

Total income (loss) from investment activities	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	(0.02)	—

Net Asset Value, End of Period	$40.60	$29.39

Total Return	38.23%	(2.03	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.77%	3.42%
Net expenses(d)	1.63%	1.64	%(e)
Net investment income (loss)(d)	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$4,943	$192
Portfolio turnover rate(f)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
96

ProFund VP Short Emerging Markets

The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. For the year ended December 31, 2008, the Fund had a total return of 32.23%, compared to a total return of –48.94%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Columbia, Hong Kong, India, Indonesia, Israel, Luxembourg, Mexico, Philippines, Russia, South Africa, South Korea, Taiwan, and Turkey. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Teva Pharmaceuticals Industries Ltd (–8.41%), Taiwan Semiconductor Manufacturing Co. Ltd (–20.28%), and China Life Insurance Co Ltd (–39.35%), while the bottom three performers in this group were Companhia Vale do Rio Doce (–61.94%), Petroleo Brasileiro S/A (–57.58%), and Petroleo Brasileiro S/A (–57.50%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short Emerging Markets	8/31/2007	32.23%	5.73%	1.65%	1.63%

Bank of New York Mellon Emerging Markets 50 ADR Index	8/31/2007	–48.94%	–31.42%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

97

ProFund VP ProFund VP Short Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index

Communications	24%
Energy	21%
Financial	16%
Basic Materials	15%
Technology	9%
Consumer Non-Cyclical	8%
Industrial	4%
Utilities	3%

Country Breakdown

Brazil	27%
Hong Kong	13%
China	10%
Mexico	9%
South Korea	9%
Taiwan	9%
India	6%
Israel	6%
Other	6%
South Africa	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	December 31, 2008

Repurchase Agreements (104.7%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $825,000 (Collateralized by $845,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $849,338)	$825,000	$825,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $825,000 (Collateralized by $801,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $842,266)	825,000	825,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $825,000 (Collateralized by $785,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $848,515)	825,000	825,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $825,000 (Collateralized by $840,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $849,055)	825,000	825,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $825,000 (Collateralized by $841,500 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $841,609)	825,000	825,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,125,000)		4,125,000

TOTAL INVESTMENT SECURITIES
(Cost $4,125,000)—104.7%		4,125,000
Net other assets (liabilities)—(4.7)%		(184,894)

NET ASSETS—100.0%		$3,940,106

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $700,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 1/27/09	$(3,942,902)	$(155,610)

See accompanying notes to the financial statements.
98

PROFUNDS VP
ProFund VP Short Emerging Markets

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$4,125,000

Repurchase agreements, at value	4,125,000

Total Investment Securities, at value	4,125,000
Cash	327
Receivable for capital shares issued	2,210

Total Assets	4,127,537

Liabilities:
Payable for capital shares redeemed	20,884
Unrealized loss on swap agreements	155,610
Advisory fees payable	1,641
Management services fees payable	219
Administration fees payable	160
Administrative services fees payable	2,557
Distribution fees payable	2,605
Trustee fees payable	20
Transfer agency fees payable	765
Fund accounting fees payable	346
Compliance services fees payable	100
Other accrued expenses	2,524

Total Liabilities	187,431

Net Assets	$3,940,106

Net Assets consist of:
Capital	$4,208,298
Accumulated net realized gains (losses) on investments	(112,582)
Net unrealized appreciation (depreciation) on investments	(155,610)

Net Assets	$3,940,106

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	122,025

Net Asset Value (offering and redemption price per share)	$32.29

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$26,856

Expenses:
Advisory fees	15,882
Management services fees	2,281
Administration fees	829
Transfer agency fees	1,235
Administrative services fees	4,784
Distribution fees	5,294
Custody fees	3,806
Fund accounting fees	1,646
Trustee fees	37
Compliance services fees	158
Other fees	2,271

Total Gross Expenses before reductions	38,223
Less Expenses reduced by the Advisor	(3,711)

Total Net Expenses	34,512

Net Investment Income (Loss)	(7,656)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	13,800
Net realized gains (losses) on swap agreements	(69,492)
Change in net unrealized appreciation/depreciation on investments	(156,599)

Net Realized and Unrealized Gains (Losses) on Investments	(212,291)

Change in Net Assets Resulting from Operations	$(219,947)

See accompanying notes to the financial statements.
99

PROFUNDS VP
ProFund VP Short Emerging Markets

Statements of Changes in Net Assets
		For the period
	For the	August 31, 2007
	year ended	through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations:
Net investment income (loss)	$(7,656)	$1,693
Net realized gains (losses) on investments	(55,692)	(56,890)
Change in net unrealized appreciation/depreciation on investments	(156,599)	989

Change in net assets resulting from operations	(219,947)	(54,208)

Distributions to Shareholders From:
Net investment income	(1,800)	—

Change in net assets resulting from distributions	(1,800)	—

Capital Transactions:
Proceeds from shares issued	30,978,480	484,005
Dividends reinvested	1,800	—
Value of shares redeemed	(26,999,625)	(248,599)

Change in net assets resulting from capital transactions	3,980,655	235,406

Change in net assets	3,758,908	181,198
Net Assets:
Beginning of period	181,198	—

End of period	$3,940,106	$181,198

Accumulated net investment income (loss)	$—	$1,800

Share Transactions:
Issued	1,072,711	17,512
Reinvested	58	—
Redeemed	(958,158)	(10,098)

Change in shares	114,611	7,414

(a)	Commencement of operations

See accompanying notes to the financial statements.
100

PROFUNDS VP
ProFund VP Short Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	7.99 (c)	(5.82)

Total income (loss) from investment activities	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	(0.03)	—

Net Asset Value, End of Period	$32.29	$24.44

Total Return	32.23%	(18.53	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.81%	3.60%
Net expenses(e)	1.63%	1.64	%(f)
Net investment income (loss)(e)	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$3,940	$181
Portfolio turnover rate(g)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
101

ProFund VP Basic Materials

The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. For the year ended December 31, 2008, the Fund had a total return of –51.42%, compared to a return of –50.82%1for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Rohm & Haas Co (+16.43%), Newmont Mining Corp (–16.65%), and Nucor Corp (–21.99%), while the bottom three performers in this group were Freeport-McMoRan Copper & Gold Inc (–76.14%), Alcoa Inc (–69.19%), and The Dow Chemical Co (–61.72%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data†
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Basic Materials	5/1/2002	–51.42%	–3.71%	–1.05%	1.71%	1.63%

Dow Jones U.S. Basic Materials Index	5/1/2002	–50.82%	–1.82%	1.17%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

102

PROFUNDS VP
ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

E.I. du Pont de Nemours & Co.	9.7%
Praxair, Inc.	7.8%
Newmont Mining Corp.	7.7%
The Dow Chemical Co.	6.0%
Nucor Corp.	5.6%

Dow Jones U.S. Basic Materials Index - Composition
% of Index

Chemicals	57%
Industrial Metals	24%
Mining	16%
Forestry and Paper	3%

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments December 31, 2008

Common Stocks (100.0%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	20,803	$1,045,767
Airgas, Inc. (Chemicals)	7,325	285,602
AK Steel Holding Corp. (Iron/Steel)	11,720	109,230
Albemarle Corp. (Chemicals)	9,669	215,619
Alcoa, Inc. (Mining)	84,384	950,164
Allegheny Technologies, Inc. (Iron/Steel)	9,669	246,850
Alpha Natural Resources, Inc.* (Coal)	7,325	118,592
Arch Coal, Inc. (Coal)	14,943	243,421
Ashland, Inc. (Chemicals)	7,032	73,906
Avery Dennison Corp. (Household Products/Wares)	9,962	326,056
Cabot Corp. (Chemicals)	5,274	80,692
Carpenter Technology Corp. (Iron/Steel)	4,688	96,291
Celanese Corp.—Series A (Chemicals)	15,236	189,383
Century Aluminum Co.* (Mining)	3,809	38,090
CF Industries Holdings, Inc. (Chemicals)	5,860	288,078
Chemtura Corp. (Chemicals)	25,198	35,277
Clearwater Paper Corp.* (Forest Products & Paper)	1,172	9,833
Cliffs Natural Resources, Inc. (Iron/Steel)	12,013	307,653
Coeur d’Alene Mines Corp.* (Mining)	58,014	51,052
Commercial Metals Co. (Metal Fabricate/Hardware)	12,013	142,594
Compass Minerals International, Inc. (Mining)	3,516	206,249
CONSOL Energy, Inc. (Coal)	19,338	552,680
Cytec Industries, Inc. (Chemicals)	4,981	105,697
Domtar Corp.* (Forest Products & Paper)	51,568	86,119
E.I. du Pont de Nemours & Co. (Chemicals)	94,639	2,394,367
Eastman Chemical Co. (Chemicals)	7,325	232,276
Ecolab, Inc. (Chemicals)	18,459	648,834
Ferro Corp. (Chemicals)	4,688	33,050
FMC Corp. (Chemicals)	7,911	353,859
Foundation Coal Holdings, Inc. (Coal)	4,688	65,726
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	40,141	981,046
Fuller (H.B.) Co. (Chemicals)	4,981	80,244
Hecla Mining Co.* (Mining)	17,873	50,044
Huntsman Corp. (Chemicals)	9,962	34,269
International Coal Group, Inc.* (Coal)	11,134	25,608
International Flavors & Fragrances, Inc. (Chemicals)	8,204	243,823
International Paper Co. (Forest Products & Paper)	45,122	532,440
Intrepid Potash, Inc.* (Chemicals)	3,516	73,027
Kaiser Aluminum Corp. (Mining)	1,758	39,590
Lubrizol Corp. (Chemicals)	7,325	266,557
Massey Energy Co. (Coal)	8,790	121,214
Minerals Technologies, Inc. (Chemicals)	2,051	83,886
Newmont Mining Corp. (Mining)	46,587	1,896,091
Nucor Corp. (Iron/Steel)	29,886	1,380,733
Olin Corp. (Chemicals)	7,325	132,436
OM Group, Inc.* (Chemicals)	3,223	68,037
Patriot Coal Corp.* (Coal)	5,567	34,794
Peabody Energy Corp. (Coal)	28,128	639,912
PPG Industries, Inc. (Chemicals)	17,287	733,487
Praxair, Inc. (Chemicals)	32,523	1,930,565
Reliance Steel & Aluminum Co. (Iron/Steel)	6,739	134,376
Rockwood Holdings, Inc.* (Chemicals)	4,688	50,630
Rohm & Haas Co. (Chemicals)	12,892	796,597
RPM, Inc. (Chemicals)	13,771	183,017
RTI International Metals, Inc.* (Mining)	2,344	33,543
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	2,344	88,252
Schulman (A.), Inc. (Chemicals)	2,344	39,848
Sensient Technologies Corp. (Chemicals)	4,981	118,946
Sigma-Aldrich Corp. (Chemicals)	11,427	482,676
Southern Copper Corp. (Mining)	22,854	367,035
Steel Dynamics, Inc. (Iron/Steel)	19,045	212,923
Stillwater Mining Co.* (Mining)	4,688	23,159
Terra Industries, Inc. (Chemicals)	10,841	180,719
The Dow Chemical Co. (Chemicals)	97,862	1,476,738
The Mosaic Co. (Chemicals)	15,529	537,303
Titanium Metals Corp. (Mining)	10,255	90,346
Tredegar Corp. (Miscellaneous Manufacturing)	2,637	47,941
United States Steel Corp. (Iron/Steel)	12,306	457,783
USEC, Inc.* (Mining)	11,720	52,623
Valspar Corp. (Chemicals)	9,669	174,912
W.R. Grace & Co.* (Chemicals)	6,446	38,483
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,274	60,335
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,739	74,264
Zep, Inc. (Chemicals)	2,344	45,263

TOTAL COMMON STOCKS
(Cost $28,959,129)		24,648,522

See accompanying notes to the financial statements.

103

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments December 31, 2008

Repurchase Agreements (0.4%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $20,000 (Collateralized by $25,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $25,128)	$20,000	$20,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $28,000 (Collateralized by $28,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $29,443)	28,000	28,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $42,000 (Collateralized by $41,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $43,112)	42,000	42,000

TOTAL REPURCHASE AGREEMENTS
(Cost $90,000)		90,000

TOTAL INVESTMENT SECURITIES
(Cost $29,049,129)—100.4%		24,738,522
Net other assets (liabilities)—(0.4)%		(102,396)

NET ASSETS—100.0%		$24,636,126

*	Non-income producing security
ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Chemicals	55.6%
Coal	7.3%
Forest Products & Paper	2.8%
Household Products/Wares	1.3%
Iron/Steel	12.4%
Metal Fabricate/Hardware	0.9%
Mining	19.5%
Miscellaneous Manufacturing	0.2%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

104

PROFUNDS VP ProFund VP Basic Materials

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$29,049,129

Securities, at value	24,648,522
Repurchase agreements, at value	90,000

Total Investment Securities, at value	24,738,522
Cash	159
Dividends and interest receivable	76,430
Receivable for capital shares issued	237,508
Prepaid expenses	219

Total Assets	25,052,838

Liabilities:
Payable for investments purchased	336,653
Advisory fees payable	7,423
Management services fees payable	990
Administration fees payable	920
Administrative services fees payable	8,377
Distribution fees payable	6,763
Trustee fees payable	110
Transfer agency fees payable	4,485
Fund accounting fees payable	1,838
Compliance services fees payable	530
Other accrued expenses	48,623

Total Liabilities	416,712

Net Assets	$24,636,126

Net Assets consist of:
Capital	$53,441,339
Accumulated net investment income (loss)	266,272
Accumulated net realized gains (losses) on investments	(24,760,878)
Net unrealized appreciation (depreciation) on investments	(4,310,607)

Net Assets	$24,636,126

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	984,788

Net Asset Value (offering and redemption price per share)	$25.02

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$1,824,375
Interest	4,408

Total Investment Income	1,828,783

Expenses:
Advisory fees	718,946
Management services fees	115,647
Administration fees	33,031
Transfer agency fees	42,402
Administrative services fees	324,383
Distribution fees	239,649
Custody fees	24,617
Fund accounting fees	57,864
Trustee fees	1,742
Compliance services fees	394
Other fees	97,251

Total Gross Expenses before reductions	1,655,926
Less Expenses reduced by the Advisor	(93,415)

Total Net Expenses	1,562,511

Net Investment Income (Loss)	266,272

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(13,813,582)
Change in net unrealized appreciation/depreciation on investments	(28,617,663)

Net Realized and Unrealized Gains (Losses) on Investments	(42,431,245)

Change in Net Assets Resulting from Operations	$(42,164,973)

See accompanying notes to the financial statements.

105

PROFUNDS VP ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$266,272	$252,811
Net realized gains (losses) on investments	(13,813,582)	(2,926,613)
Change in net unrealized appreciation/depreciation on investments	(28,617,663)	16,035,768

Change in net assets resulting from operations	(42,164,973)	13,361,966

Distributions to Shareholders From:
Net investment income	(252,811)	(321,148)

Change in net assets resulting from distributions	(252,811)	(321,148)

Capital Transactions:
Proceeds from shares issued	207,429,810	305,930,096
Dividends reinvested	252,811	321,148
Value of shares redeemed	(260,659,972)	(229,892,500)

Change in net assets resulting from capital transactions	(52,977,351)	76,358,744

Change in net assets	(95,395,135)	89,399,562
Net Assets:
Beginning of period	120,031,261	30,631,699

End of period	$24,636,126	$120,031,261

Accumulated net investment income (loss)	$266,272	$252,811

Share Transactions:
Issued	4,156,195	6,510,342
Reinvested	5,604	6,972
Redeemed	(5,499,117)	(4,965,902)

Change in shares	(1,337,318)	1,551,412

See accompanying notes to the financial statements.

106

PROFUNDS VP ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$51.69	$39.75	$34.55	$36.18	$33.74

Investment Activities:
Net investment income (loss)(a)	0.14	0.15	0.39	0.13	0.02
Net realized and unrealized gains (losses) on investments	(26.65)	12.03	4.94	0.59	3.40

Total income (loss) from investment activities	(26.51)	12.18	5.33	0.72	3.42

Distributions to Shareholders From:
Net investment income	(0.16)	(0.24)	(0.13)	(0.03)	(0.10)
Net realized gains on investments	—	—	—	(2.32)	(0.88)

Total distributions	(0.16)	(0.24)	(0.13)	(2.35)	(0.98)

Net Asset Value, End of Period	$25.02	$51.69	$39.75	$34.55	$36.18

Total Return	(51.42)%	30.71%	15.48%	2.44%	10.22%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.71%	1.79%	1.91%	1.96%
Net expenses	1.63%	1.63%	1.74%	1.91%	1.96%
Net investment income (loss)	0.28%	0.33%	1.05%	0.36%	0.06%

Supplemental Data:
Net assets, end of period (000’s)	$24,636	$120,031	$30,632	$34,750	$25,614
Portfolio turnover rate(b)	191%	280%	378%	650%	783%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

107

ProFund VP Consumer Services

The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index. For the year ended December 31, 2008, the Fund had a total return of –31.38%, compared to a return of –30.82%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Hudson City Bancorp Inc (+6.26%), Wells Fargo & Co (–2.35%), and BB&T Corp (–10.47%), while the bottom three performers in this group were Citigroup Inc (–77.21%), Bank Of America Corp (–65.87%), and Northern Trust Corp (–31.91%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Consumer Services	5/1/2002	–31.38%	–6.27%	–5.79%	2.07%	1.63%

Dow Jones U.S. Consumer Services Index	5/1/2002	–30.82%	–4.49%	–3.27%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
21.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

108

PROFUNDS VP ProFund VP Consumer Services

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives)
and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	13.2%
McDonald’s Corp.	6.7%
Comcast Corp.—Special Class A	4.4%
CVS Corp.	4.0%
Walt Disney Co.	3.8%

Dow Jones U.S. Consumer Services Index - Composition
% of Index

General Retailers	46%
Media	23%
Travel and Leisure	17%
Food and Drug Retailers	14%

PROFUNDS VP ProFund VP Consumer Services	Schedule of Portfolio Investments December 31, 2008

Common Stocks (100.0%)
	Shares	Value

99 Cents Only Stores* (Retail)	312	$3,410
Abercrombie & Fitch Co.—Class A (Retail)	468	10,797
Advance Auto Parts, Inc. (Retail)	468	15,748
Aeropostale, Inc.* (Retail)	312	5,023
Alaska Air Group, Inc.* (Airlines)	156	4,563
Amazon.com, Inc.* (Internet)	1,560	79,997
American Eagle Outfitters, Inc. (Retail)	936	8,761
American Greetings Corp.—Class A (Household Products/Wares)	234	1,771
AmerisourceBergen Corp. (Pharmaceuticals)	780	27,815
AMR Corp.* (Airlines)	1,404	14,981
AnnTaylor Stores Corp.* (Retail)	312	1,800
Apollo Group, Inc.—Class A* (Commercial Services)	624	47,811
Arbitron, Inc. (Commercial Services)	156	2,072
Ascent Media Corp.—Class A* (Entertainment)	78	1,704
AutoNation, Inc.* (Retail)	546	5,395
AutoZone, Inc.* (Retail)	156	21,757
Avid Technology, Inc.* (Software)	156	1,702
Avis Budget Group, Inc.* (Commercial Services)	546	382
Bally Technologies, Inc.* (Entertainment)	312	7,497
Barnes & Noble, Inc. (Retail)	156	2,340
Bed Bath & Beyond, Inc.* (Retail)	1,326	33,707
Belo Corp.—Class A (Media)	468	730
Best Buy Co., Inc. (Retail)	1,716	48,237
Big Lots, Inc.* (Retail)	390	5,651
BJ’s Wholesale Club, Inc.* (Retail)	312	10,689
Bob Evans Farms, Inc. (Retail)	156	3,187
Boyd Gaming Corp. (Lodging)	312	1,476
Brinker International, Inc. (Retail)	546	5,755
Brown Shoe Co., Inc. (Retail)	234	1,982
Burger King Holdings, Inc. (Retail)	468	11,176
Cablevision Systems Corp.—Class A (Media)	1,170	19,703
Cardinal Health, Inc. (Pharmaceuticals)	1,794	61,839
Career Education Corp.* (Commercial Services)	468	8,396
Carmax, Inc.* (Retail)	1,014	7,990
Carnival Corp.—Class AADR (Leisure Time)	2,184	53,115
Casey’s General Stores, Inc. (Retail)	234	5,328
CBS Corp.—Class B (Media)	2,964	24,275
CEC Entertainment, Inc.* (Retail)	78	1,892
Charming Shoppes, Inc.* (Retail)	468	1,142
Cheesecake Factory, Inc.* (Retail)	312	3,151
Chemed Corp. (Commercial Services)	78	3,102
Chico’s FAS, Inc.* (Retail)	936	3,912
Chipotle Mexican Grill, Inc.—Class A* (Retail)	78	4,834
Chipotle Mexican Grill, Inc.—Class B* (Retail)	78	4,469
Choice Hotels International, Inc. (Lodging)	156	4,689
Christopher & Banks Corp. (Retail)	156	874
Collective Brands, Inc.* (Retail)	312	3,657
Comcast Corp.—Special Class A (Media)	13,884	234,362
Continental Airlines, Inc.—Class B* (Airlines)	546	9,861
Copart, Inc.* (Retail)	312	8,483
Corinthian Colleges, Inc.* (Commercial Services)	468	7,661
Costco Wholesale Corp. (Retail)	2,184	114,660
Cracker Barrel Old Country Store, Inc. (Retail)	78	1,606
CTC Media, Inc.* (Media)	234	1,123
CVS Corp. (Retail)	7,332	210,722
Darden Restaurants, Inc. (Retail)	624	17,584
Delta Air Lines, Inc.* (Airlines)	3,198	36,649
DeVry, Inc. (Commercial Services)	312	17,912
Dick’s Sporting Goods, Inc.* (Retail)	468	6,604
Dillards, Inc.—Class A (Retail)	312	1,239
DIRECTV Group, Inc.* (Media)	2,808	64,331
Discovery Communications, Inc.—Class A* (Media)	702	9,940
Discovery Communications, Inc.—Class C* (Media)	702	9,400
DISH Network Corp.—Class A* (Media)	1,092	12,110
Dolby Laboratories, Inc.—Class A* (Electronics)	234	7,666
Dollar Tree, Inc.* (Retail)	468	19,562
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	312	7,881
Dress Barn, Inc.* (Retail)	234	2,513
Dun & Bradstreet Corp. (Software)	312	24,086
eBay, Inc.* (Internet)	5,616	78,399
Expedia, Inc.* (Internet)	1,092	8,998
FactSet Research Systems, Inc. (Computers)	234	10,352
Family Dollar Stores, Inc. (Retail)	702	18,301
Foot Locker, Inc. (Retail)	780	5,725
Fred’s, Inc. (Retail)	156	1,679
GameStop Corp.—Class A* (Retail)	780	16,895
Gannett Co., Inc. (Media)	1,170	9,360
Gaylord Entertainment Co.* (Lodging)	234	2,537
Genesco, Inc. (Retail)	78	1,320
Group 1 Automotive, Inc. (Retail)	156	1,680
GUESS?, Inc. (Apparel)	312	4,789
H & R Block, Inc. (Commercial Services)	1,716	38,988
Harte-Hanks, Inc. (Advertising)	234	1,460
Hertz Global Holdings, Inc.* (Commercial Services)	702	3,559

See accompanying notes to the financial statements.

109

PROFUNDS VP ProFund VP Consumer Services	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

Hillenbrand, Inc. (Commercial Services)	312	$5,204
Home Depot, Inc. (Retail)	8,736	201,103
HSN, Inc.* (Retail)	234	1,701
IHS, Inc.—Class A* (Computers)	234	8,756
International Game Technology (Entertainment)	1,560	18,548
International Speedway Corp. (Entertainment)	156	4,482
Interpublic Group of Cos., Inc.* (Advertising)	2,418	9,575
Interval Leisure Group, Inc.* (Leisure Time)	234	1,261
ITT Educational Services, Inc.* (Commercial Services)	234	22,225
J. Crew Group, Inc.* (Retail)	234	2,855
J.C. Penney Co., Inc. (Retail)	1,014	19,976
Jack in the Box, Inc.* (Retail)	312	6,892
JetBlue Airways Corp.* (Airlines)	936	6,646
John Wiley & Sons, Inc. (Media)	234	8,326
Kohls Corp.* (Retail)	1,482	53,648
Kroger Co. (Food)	3,120	82,399
Lamar Advertising Co.* (Advertising)	312	3,919
Las Vegas Sands Corp.* (Lodging)	1,482	8,788
Liberty Global, Inc.—Class A* (Media)	780	12,418
Liberty Global, Inc.—Series C* (Media)	702	10,656
Liberty Media Corp.—Entertainment Series A* (Media)	2,496	43,630
Liberty Media Holding Corp.—Capital Series A* (Media)	468	2,204
Liberty Media Holding Corp.—Interactive Series A* (Internet)	2,886	9,004
Life Time Fitness, Inc.* (Leisure Time)	156	2,020
Limited, Inc. (Retail)	1,482	14,879
Live Nation, Inc.* (Commercial Services)	390	2,239
Lowe’s Cos., Inc. (Retail)	7,488	161,142
Macy’s, Inc. (Retail)	2,184	22,604
Marriott International, Inc.—Class A (Lodging)	1,560	30,342
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	156	5,722
McDonald’s Corp. (Retail)	5,694	354,110
McGraw-Hill Cos., Inc. (Media)	1,638	37,985
McKesson Corp. (Commercial Services)	1,404	54,377
Meredith Corp. (Media)	156	2,611
MGM Grand, Inc.* (Commercial Services)	468	6,440
Netflix, Inc.* (Internet)	234	6,994
News Corp.—Class A (Media)	11,544	104,935
Nordstrom, Inc. (Retail)	858	11,420
O’Reilly Automotive, Inc.* (Retail)	702	21,580
Office Depot, Inc.* (Retail)	1,404	4,184
OfficeMax, Inc. (Retail)	390	2,980
Omnicare, Inc. (Pharmaceuticals)	546	15,157
Omnicom Group, Inc. (Advertising)	1,560	41,995
Orient-Express Hotels, Ltd.—Class AADR(Lodging)	234	1,792
P.F. Chang’s China Bistro, Inc.* (Retail)	78	1,633
Pacific Sunwear of California, Inc.* (Retail)	312	496
Panera Bread Co.—Class A* (Retail)	156	8,149
Papa John’s International, Inc.* (Retail)	78	1,438
Penn National Gaming* (Entertainment)	312	6,671
PetSmart, Inc. (Retail)	624	11,513
Pinnacle Entertainment, Inc.* (Entertainment)	312	2,396
Polo Ralph Lauren Corp. (Apparel)	312	14,168
Pre-Paid Legal Services, Inc.* (Commercial Services)	78	2,909
Priceline.com, Inc.* (Internet)	234	17,234
RadioShack Corp. (Retail)	624	7,451
RealNetworks, Inc.* (Internet)	468	1,652
Regal Entertainment Group—Class A (Entertainment)	390	3,982
Regis Corp. (Retail)	234	3,400
Rent-A-Center, Inc.* (Commercial Services)	312	5,507
Rite Aid Corp.* (Retail)	2,964	919
Ross Stores, Inc. (Retail)	702	20,870
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	702	9,653
Ruddick Corp. (Food)	234	6,470
Safeway, Inc. (Food)	2,184	51,914
Saks, Inc.* (Retail)	624	2,733
Sally Beauty Holdings, Inc.* (Retail)	468	2,663
Scholastic Corp. (Media)	156	2,118
Scientific Games Corp.—Class A* (Entertainment)	390	6,841
Scripps Networks Interactive—Class A (Entertainment)	468	10,296
Sears Holdings Corp.* (Retail)	312	12,127
Service Corp. International (Commercial Services)	1,326	6,590
Signet Jewelers Ltd.ADR(Retail)	468	4,058
Sinclair Broadcast Group, Inc.—Class A (Media)	234	725
SkyWest, Inc. (Airlines)	312	5,803
Sonic Corp.* (Retail)	312	3,797
Sotheby’s (Commercial Services)	312	2,774
Southwest Airlines Co. (Airlines)	3,744	32,273
Staples, Inc. (Retail)	3,588	64,297
Starbucks Corp.* (Retail)	3,744	35,418
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	858	15,358
Stewart Enterprises, Inc.—Class A (Commercial Services)	390	1,174
Strayer Education, Inc. (Commercial Services)	78	16,724
SuperValu, Inc. (Food)	1,092	15,943
Sysco Corp. (Food)	3,042	69,784
Target Corp. (Retail)	3,510	121,200
The Cato Corp.—Class A (Retail)	156	2,356
The Children’s Place Retail Stores, Inc.* (Retail)	156	3,382
The Gap, Inc. (Retail)	2,652	35,510
The Gymboree Corp.* (Apparel)	156	4,070
The McClatchy Co.—Class A (Media)	312	250
The Men’s Wearhouse, Inc. (Retail)	234	3,168
The New York Times Co.—Class A (Media)	624	4,574
The Pep Boys-Manny, Moe& Jack (Retail)	234	966
Ticketmaster Entertainment, Inc.* (Commercial Services)	234	1,502
Tiffany & Co. (Retail)	624	14,745
Time Warner Cable, Inc.—Class A* (Media)	780	16,731
Time Warner, Inc. (Media)	18,330	184,400
TJX Cos., Inc. (Retail)	2,184	44,925
Tractor Supply Co.* (Retail)	156	5,638
Tween Brands, Inc.* (Retail)	156	674
UAL Corp. (Airlines)	624	6,877
United Natural Foods, Inc.* (Food)	234	4,170
Urban Outfitters, Inc.* (Retail)	624	9,348
Vail Resorts, Inc.* (Entertainment)	156	4,150
Valassis Communications, Inc.* (Commercial Services)	234	309
ValueClick, Inc.* (Internet)	468	3,201
VCA Antech, Inc.* (Pharmaceuticals)	390	7,753
Viacom, Inc.—Class A* (Media)	78	1,569
Viacom, Inc.—Class B* (Media)	2,886	55,007
Wal-Mart Stores, Inc. (Retail)	12,480	699,629
Walgreen Co. (Retail)	5,070	125,077
Walt Disney Co. (Media)	8,892	201,760
Washington Post Co.—Class B (Media)	78	30,440
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	1,950	9,633
Whole Foods Market, Inc. (Food)	702	6,627
Williams Sonoma, Inc. (Retail)	468	3,678
WMS Industries, Inc.* (Leisure Time)	234	6,295
Wyndham Worldwide Corp. (Lodging)	936	6,131
Wynn Resorts, Ltd.* (Lodging)	312	13,185
See accompanying notes to the financial statements.

110

PROFUNDS VP ProFund VP Consumer Services	Schedule of Portfolio Investments December 31, 2008

Common Stocks, continued
	Shares	Value

YUM! Brands, Inc. (Retail)	2,340	$73,710
Zale Corp.* (Retail)	156	519

TOTAL COMMON STOCKS
(Cost $4,837,168)		5,283,085

TOTAL INVESTMENT SECURITIES
(Cost $4,837,168)—100.0%		5,283,085
Net other assets (liabilities)—NM		(512)

NET ASSETS—100.0%		$5,282,573

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Advertising	1.1%
Airlines	2.2%
Apparel	0.5%
Commercial Services	4.7%
Computers	0.4%
Electronics	0.1%
Entertainment	1.4%
Food	4.5%
Household Products/Wares	NM
Internet	3.9%
Leisure Time	1.3%
Lodging	1.7%
Media	20.8%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.2%
Retail	54.4%
Retail-Restaurants	0.2%
Software	0.5%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

111

PROFUNDS VP ProFund VP Consumer Services

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$4,837,168

Securities, at value	5,283,085

Total Investment Securities, at value	5,283,085
Dividends receivable	7,316
Receivable for capital shares issued	770
Receivable for investments sold	67,706
Receivable from Advisor	568
Prepaid expenses	5

Total Assets	5,359,450

Liabilities:
Cash overdraft	68,774
Payable for capital shares redeemed	71
Administration fees payable	126
Administrative services fees payable	1,056
Distribution fees payable	793
Trustee fees payable	16
Transfer agency fees payable	361
Fund accounting fees payable	271
Compliance services fees payable	78
Other accrued expenses	5,331

Total Liabilities	76,877

Net Assets	$5,282,573

Net Assets consist of:
Capital	$6,899,463
Accumulated net realized gains (losses) on investments	(2,062,807)
Net unrealized appreciation (depreciation) on investments	445,917

Net Assets	$5,282,573

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	262,016

Net Asset Value (offering and redemption price per share)	$20.16

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$37,557
Interest	335

Total Investment Income	37,892

Expenses:
Advisory fees	19,467
Management services fees	3,050
Administration fees	945
Transfer agency fees	1,272
Administrative services fees	8,932
Distribution fees	6,489
Custody fees	18,721
Fund accounting fees	2,968
Trustee fees	52
Compliance services fees	93
Other fees	3,118

Total Gross Expenses before reductions	65,107
Less Expenses reduced by the Advisor	(22,799)

Total Net Expenses	42,308

Net Investment Income (Loss)	(4,416)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(844,920)
Change in net unrealized appreciation/depreciation on investments	(354,416)

Net Realized and Unrealized Gains (Losses) on Investments	(1,199,336)

Change in Net Assets Resulting from Operations	$(1,203,752)

See accompanying notes to the financial statements.

112

PROFUNDS VP ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(4,416)	$(41,485)
Net realized gains (losses) on investments	(844,920)	477,902
Change in net unrealized appreciation/depreciation on investments	(354,416)	(815,583)

Change in net assets resulting from operations	(1,203,752)	(379,166)

Capital Transactions:
Proceeds from shares issued	28,285,035	35,062,017
Value of shares redeemed	(24,256,218)	(38,724,343)

Change in net assets resulting from capital transactions	4,028,817	(3,662,326)

Change in net assets	2,825,065	(4,041,492)
Net Assets:
Beginning of period	2,457,508	6,499,000

End of period	$5,282,573	$2,457,508

Share Transactions:
Issued	1,092,249	1,074,392
Redeemed	(913,880)	(1,193,742)

Change in shares	178,369	(119,350)

See accompanying notes to the financial statements.

113

PROFUNDS VP ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$29.38	$32.02	$28.59	$29.99	$27.87

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.23)	(0.17)	(0.35)	(0.29)
Net realized and unrealized gains (losses) on investments	(9.18)	(2.41)	3.60	(1.05)	2.41

Total income (loss) from investment activities	(9.22)	(2.64)	3.43	(1.40)	2.12

Net Asset Value, End of Period	$20.16	$29.38	$32.02	$28.59	$29.99

Total Return	(31.38)%	(8.24)%	12.00%	(4.67)%	7.61%

Ratios to Average Net Assets:
Gross expenses	2.51%	2.07%	2.19%	2.48%	2.20%
Net expenses	1.63%	1.63%	1.70%	1.98%	1.98%
Net investment income (loss)	(0.17)%	(0.70)%	(0.57)%	(1.22)%	(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$5,283	$2,458	$6,499	$3,521	$11,878
Portfolio turnover rate(b)	983%	618%	579%	1,219%	1,256%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

114

ProFund VP Financials

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2008, the Fund had a total return of –50.54%, compared to a return of –50.40%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Wells Fargo & Co (–2.35%), The Travelers Cos Inc (–15.99%), and U.S. Bancorp (–21.20%), while the bottom three performers in this group were Citigroup Inc (–77.21%), Bank of America Corp (–65.87%), and The Goldman Sachs Group Inc (–60.78%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Financials	1/22/2001	–50.54%	–11.64%	–7.20%	1.74%	1.63%

Dow Jones U.S. Financials Index	1/22/2001	–50.40%	–9.60%	–4.80%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

115

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	8.6%
Wells Fargo & Co.	7.5%
Bank of America Corp.	5.2%
U.S. Bancorp	3.2%
Citigroup, Inc.	2.7%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	43%
General Financial	22%
Nonlife Insurance	16%
Real Estate Investment Trusts	13%
Life Insurance	6%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2008

Common Stocks (99.5%)
	Shares	Value

Ace, Ltd.ADR (Insurance)	5,511	$291,642
Affiliated Managers Group, Inc.* (Diversified Financial Services)	501	21,002
AFLAC, Inc. (Insurance)	7,515	344,488
Alexandria Real Estate Equities, Inc. (REIT)	501	30,230
Alleghany Corp.* (Insurance)	501	141,282
Allied World Assurance Holdings, Ltd.ADR (Insurance)	501	20,341
Allstate Corp. (Insurance)	9,018	295,430
AMB Property Corp. (REIT)	1,503	35,200
Ambac Financial Group, Inc. (Insurance)	4,509	5,862
American Campus Communities, Inc. (REIT)	501	10,260
American Express Co. (Diversified Financial Services)	17,034	315,981
American Financial Group, Inc. (Insurance)	1,503	34,389
American International Group, Inc. (Insurance)	39,078	61,352
American National Insurance Co. (Insurance)	501	36,939
AmeriCredit Corp.* (Diversified Financial Services)	2,004	15,311
Ameriprise Financial, Inc. (Diversified Financial Services)	3,507	81,923
Annaly Mortgage Management, Inc. (REIT)	9,018	143,116
AON Corp. (Insurance)	4,008	183,085
Apartment Investment and Management Co.—Class A (REIT)	1,503	17,360
Arch Capital Group, Ltd.ADR* (Insurance)	1,002	70,240
Arthur J. Gallagher & Co. (Insurance)	1,503	38,943
Aspen Insurance Holdings, Ltd.ADR (Insurance)	1,002	24,298
Associated Banc-Corp (Banks)	2,004	41,944
Assurant, Inc. (Insurance)	1,503	45,090
Assured Guaranty, Ltd.ADR (Insurance)	1,002	11,423
Astoria Financial Corp. (Savings & Loans)	1,503	24,769
Avalonbay Communities, Inc. (REIT)	1,503	91,052
Axis Capital Holdings, Ltd.ADR (Insurance)	2,505	72,946
BancorpSouth, Inc. (Banks)	1,503	35,110
Bank of America Corp. (Banks)	83,385	1,174,061
Bank of Hawaii Corp. (Banks)	1,002	45,260
Bank of New York Mellon Corp. (Banks)	18,537	525,153
BB&T Corp. (Banks)	9,018	247,634
BioMed Realty Trust, Inc. (REIT)	1,503	17,615
BlackRock, Inc.—Class A (Diversified Financial Services)	501	67,209
BOK Financial Corp. (Banks)	501	20,240
Boston Properties, Inc. (REIT)	2,004	110,220
Brandywine Realty Trust (REIT)	1,503	11,588
BRE Properties, Inc.—Class A (REIT)	1,002	28,036
Brookfield Properties Corp.ADR (Real Estate)	3,507	27,109
Brown & Brown, Inc. (Insurance)	2,004	41,884
Camden Property Trust (REIT)	1,002	31,403
Capital One Financial Corp. (Diversified Financial Services)	6,513	207,700
CapitalSource, Inc. (Diversified Financial Services)	4,008	18,517
Cathay Bancorp, Inc. (Banks)	1,002	23,797
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	4,008	17,315
CBL & Associates Properties, Inc. (REIT)	1,002	6,513
Chubb Corp. (Insurance)	6,012	306,612
Cincinnati Financial Corp. (Insurance)	2,505	72,820
CIT Group, Inc. (Diversified Financial Services)	5,511	25,020
Citigroup, Inc. (Diversified Financial Services)	89,679	601,746
Citizens Republic Bancorp, Inc. (Banks)	2,004	5,972
City National Corp. (Banks)	501	24,399
CME Group, Inc. (Diversified Financial Services)	1,002	208,526
Colonial Properties Trust (REIT)	501	4,173
Comerica, Inc. (Banks)	2,505	49,724
Commerce Bancshares, Inc. (Banks)	1,002	44,038
Conseco, Inc.* (Insurance)	3,006	15,571
Corporate Office Properties Trust (REIT)	1,002	30,761
Cousins Properties, Inc. (REIT)	501	6,939
Cullen/Frost Bankers, Inc. (Banks)	1,002	50,781
DCT Industrial Trust, Inc. (REIT)	3,006	15,210
Delphi Financial Group, Inc.—Class A (Insurance)	501	9,238
Developers Diversified Realty Corp. (REIT)	2,004	9,779
DiamondRock Hospitality Co. (REIT)	1,503	7,620
Digital Realty Trust, Inc. (REIT)	1,002	32,916
Dime Community Bancshares, Inc. (Savings & Loans)	501	6,663
Discover Financial Services (Diversified Financial Services)	8,016	76,392
Douglas Emmett, Inc. (REIT)	2,004	26,172
Duke-Weeks Realty Corp. (REIT)	2,505	27,455
E* TRADE Financial Corp.* (Diversified Financial Services)	7,515	8,642
East West Bancorp, Inc. (Banks)	1,002	16,002
Eaton Vance Corp. (Diversified Financial Services)	2,004	42,104
Endurance Specialty Holdings, Ltd.ADR (Insurance)	1,002	30,591
Entertainment Properties Trust (REIT)	501	14,930

See accompanying notes to the financial statements.

116

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2008

Common Stocks, continued
	Shares	Value

Equifax, Inc. (Commercial Services)	2,004	$53,146
Equity Lifestyle Properties, Inc. (REIT)	501	19,218
Equity Residential Properties Trust (REIT)	4,509	134,458
Erie Indemnity Co.—Class A (Insurance)	501	18,853
Essex Property Trust, Inc. (REIT)	501	38,452
Everest Re Group, Ltd.ADR (Insurance)	1,002	76,292
F.N.B. Corp. (Banks)	1,503	19,840
Federal Realty Investment Trust (REIT)	1,002	62,204
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,503	25,491
FelCor Lodging Trust, Inc. (REIT)	1,002	1,844
Fidelity National Title Group, Inc.—Class A (Insurance)	3,507	62,249
Fifth Third Bancorp (Banks)	8,517	70,350
First American Financial Corp. (Insurance)	1,503	43,422
First BanCorp (Banks)	1,503	16,743
First Horizon National Corp. (Banks)	3,508	37,080
First Industrial Realty Trust, Inc. (REIT)	501	3,783
First Midwest Bancorp, Inc. (Banks)	1,002	20,010
First Niagara Financial Group, Inc. (Savings & Loans)	2,004	32,405
FirstMerit Corp. (Banks)	1,002	20,631
Forest City Enterprises, Inc.—Class A (Real Estate)	1,002	6,713
Forestar Group, Inc.* (Real Estate)	501	4,769
Franklin Resources, Inc. (Diversified Financial Services)	2,505	159,769
Franklin Street Properties Corp. (REIT)	1,002	14,779
Frontier Financial Corp. (Banks)	1,002	4,369
Fulton Financial Corp. (Banks)	3,006	28,918
Genworth Financial, Inc.—Class A (Diversified Financial Services)	7,014	19,850
Glacier Bancorp, Inc. (Banks)	1,002	19,058
GLG Partners, Inc. (Diversified Financial Services)	3,507	7,961
Hancock Holding Co. (Banks)	501	22,775
Hanover Insurance Group, Inc. (Insurance)	1,002	43,056
Hartford Financial Services Group, Inc. (Insurance)	5,010	82,264
HCC Insurance Holdings, Inc. (Insurance)	2,004	53,607
HCP, Inc. (REIT)	4,008	111,302
Health Care REIT, Inc. (REIT)	1,503	63,427
Healthcare Realty Trust, Inc. (REIT)	1,002	23,527
Highwoods Properties, Inc. (REIT)	1,002	27,415
Home Properties, Inc. (REIT)	501	20,341
Horace Mann Educators Corp. (Insurance)	501	4,604
Hospitality Properties Trust (REIT)	1,503	22,350
Host Marriott Corp. (REIT)	8,517	64,474
HRPT Properties Trust (REIT)	3,507	11,819
Hudson City Bancorp, Inc. (Savings & Loans)	8,016	127,935
Huntington Bancshares, Inc. (Banks)	6,012	46,052
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,002	82,605
International Bancshares Corp. (Banks)	1,002	21,874
Invesco, Ltd.ADR (Diversified Financial Services)	6,513	94,048
Investment Technology Group, Inc.* (Diversified Financial Services)	501	11,383
IPC Holdings, Ltd.ADR (Insurance)	1,002	29,960
iStar Financial, Inc. (REIT)	2,004	4,469
J.P. Morgan Chase & Co. (Diversified Financial Services)	61,623	1,942,973
Janus Capital Group, Inc. (Diversified Financial Services)	2,505	20,115
Jefferies Group, Inc. (Diversified Financial Services)	2,004	28,176
Jones Lang LaSalle, Inc. (Real Estate)	501	13,878
KeyCorp (Banks)	8,016	68,296
Kilroy Realty Corp. (REIT)	501	16,763
Kimco Realty Corp. (REIT)	4,008	73,266
LaSalle Hotel Properties (REIT)	501	5,536
Lazard, Ltd.—Class AADR (Diversified Financial Services)	1,503	44,699
Legg Mason, Inc. (Diversified Financial Services)	2,505	54,885
Lexington Corporate Properties Trust (REIT)	1,503	7,515
Liberty Property Trust (REIT)	1,503	34,313
Lincoln National Corp. (Insurance)	4,509	84,950
Loews Corp. (Insurance)	6,012	169,839
M&T Bank Corp. (Banks)	1,503	86,287
Mack-Cali Realty Corp. (REIT)	1,002	24,549
Maguire Properties, Inc.* (REIT)	501	731
Markel Corp.* (Insurance)	501	149,799
Marsh & McLennan Cos., Inc. (Insurance)	8,517	206,708
Marshall & Ilsley Corp. (Banks)	4,008	54,669
MasterCard, Inc.—Class A (Software)	1,503	214,824
Max Capital Group, Ltd.ADR (Insurance)	1,002	17,735
MB Financial, Inc. (Banks)	501	14,003
MBIA, Inc.* (Insurance)	4,008	16,313
Mercury General Corp. (Insurance)	501	23,041
Merrill Lynch & Co., Inc. (Diversified Financial Services)	20,286	236,129
MetLife, Inc. (Insurance)	8,517	296,903
MF Global, Ltd.* (Diversified Financial Services)	1,503	3,066
MFA Financial, Inc. (REIT)	3,507	20,656
MGIC Investment Corp. (Insurance)	2,004	6,974
Mid-America Apartment Communities, Inc. (REIT)	501	18,617
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,503	25,235
Moody’s Corp. (Commercial Services)	3,006	60,391
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	16,032	257,153
MSCI, Inc.—Class A* (Software)	1,002	17,795
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,505	61,899
National City Corp. (Banks)	10,143	18,359
National Financial Partners (Diversified Financial Services)	501	1,523
National Penn Bancshares, Inc. (Banks)	1,503	21,808
National Retail Properties, Inc. (REIT)	1,503	25,837
Nationwide Health Properties, Inc. (REIT)	1,503	43,166
New York Community Bancorp (Savings & Loans)	5,511	65,912
NewAlliance Bancshares, Inc. (Savings & Loans)	1,503	19,794
Newcastle Investment Corp. (REIT)	1,002	842
Northern Trust Corp. (Banks)	3,507	182,855
NYSE Euronext (Diversified Financial Services)	3,507	96,022
Old National Bancorp (Banks)	1,002	18,196
Old Republic International Corp. (Insurance)	4,008	47,775
OMEGA Healthcare Investors, Inc. (REIT)	1,503	24,003
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,002	13,387
Pacific Capital Bancorp (Banks)	1,002	16,914
PacWest Bancorp (Banks)	501	13,477
PartnerRe, Ltd.ADR (Insurance)	1,002	71,413
Pennsylvania REIT (REIT)	501	3,732
People’s United Financial, Inc. (Banks)	3,006	53,597
Piper Jaffray* (Diversified Financial Services)	501	19,920
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	1,002	36,152
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,505	87,024
PNC Financial Services Group (Banks)	5,529	270,921
Popular, Inc. (Banks)	4,008	20,681
Post Properties, Inc. (REIT)	501	8,266
Potlatch Corp. (Forest Products & Paper)	501	13,031
Principal Financial Group, Inc. (Insurance)	4,008	90,461
PrivateBancorp, Inc. (Banks)	501	16,262
ProAssurance Corp.* (Insurance)	501	26,443
Progressive Corp. (Insurance)	10,521	155,816
ProLogis (REIT)	4,509	62,630

See accompanying notes to the financial statements.

117

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2008

Common Stocks, continued
	Shares	Value

Prosperity Bancshares, Inc. (Banks)	1,002	$29,649
Protective Life Corp. (Insurance)	1,002	14,379
Provident Bankshares Corp. (Banks)	501	4,840
Provident Financial Services, Inc. (Savings & Loans)	1,002	15,331
Prudential Financial, Inc. (Insurance)	7,014	212,244
Public Storage, Inc. (REIT)	2,004	159,318
RAIT Financial Trust (REIT)	1,002	2,605
Raymond James Financial Corp. (Diversified Financial Services)	1,503	25,746
Rayonier, Inc. (Forest Products & Paper)	1,503	47,119
Realty Income Corp. (REIT)	1,503	34,794
Redwood Trust, Inc. (REIT)	501	7,470
Regency Centers Corp. (REIT)	1,002	46,793
Regions Financial Corp. (Banks)	11,523	91,723
Reinsurance Group of America, Inc. (Insurance)	1,002	42,906
RenaissanceRe HoldingsADR (Insurance)	1,002	51,663
RLI Corp. (Insurance)	501	30,641
SEI Investments Co. (Software)	2,505	39,354
Selective Insurance Group, Inc. (Insurance)	1,002	22,976
Senior Housing Properties Trust (REIT)	2,004	35,912
Simon Property Group, Inc. (REIT)	3,507	186,327
SL Green Realty Corp. (REIT)	1,002	25,952
SLM Corp.* (Diversified Financial Services)	7,515	66,883
South Financial Group, Inc. (Banks)	1,002	4,329
Sovereign Bancorp, Inc.* (Savings & Loans)	9,018	26,874
St. Joe Co.* (Real Estate)	1,503	36,553
StanCorp Financial Group, Inc. (Insurance)	1,002	41,854
State Street Corp. (Banks)	7,014	275,861
Sterling Bancshares, Inc. (Banks)	1,002	6,092
Sterling Financial Corp. (Savings & Loans)	1,002	8,818
Strategic Hotels & Resorts, Inc. (REIT)	1,002	1,683
Sunstone Hotel Investors, Inc. (REIT)	1,002	6,202
SunTrust Banks, Inc. (Banks)	6,012	177,594
Susquehanna Bancshares, Inc. (Banks)	1,503	23,913
SVB Financial Group* (Banks)	501	13,141
SWS Group, Inc. (Diversified Financial Services)	501	9,494
Synovus Financial Corp. (Banks)	4,509	37,425
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,509	159,799
Tanger Factory Outlet Centers, Inc. (REIT)	501	18,848
Taubman Centers, Inc. (REIT)	1,002	25,511
TCF Financial Corp. (Banks)	2,004	27,375
TD Ameritrade Holding Corp.* (Diversified Financial Services)	4,008	57,114
TFS Financial Corp. (Savings & Loans)	1,503	19,389
The Charles Schwab Corp. (Diversified Financial Services)	15,531	251,136
The Colonial BancGroup, Inc. (Banks)	3,507	7,259
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,513	549,632
The Macerich Co. (REIT)	1,503	27,294
The Phoenix Cos., Inc. (Insurance)	2,004	6,553
The Travelers Companies, Inc. (Insurance)	9,519	430,259
Torchmark Corp. (Insurance)	1,503	67,184
Transatlantic Holdings, Inc. (Insurance)	501	20,070
TrustCo Bank Corp. NY (Banks)	1,002	9,529
Trustmark Corp. (Banks)	1,002	21,633
U.S. Bancorp (Banks)	28,557	714,211
UCBH Holdings, Inc. (Banks)	2,004	13,787
UDR, Inc. (REIT)	2,004	27,635
UMB Financial Corp. (Banks)	501	24,619
Umpqua Holdings Corp. (Banks)	1,002	14,499
United Bankshares, Inc. (Banks)	501	16,643
United Community Banks, Inc. (Banks)	1,002	13,607
Unitrin, Inc. (Insurance)	1,002	15,972
UnumProvident Corp. (Insurance)	5,511	102,505
Valley National Bancorp (Banks)	2,004	40,581
Ventas, Inc. (REIT)	2,505	84,093
Visa, Inc.—Class A (Commercial Services)	7,515	394,162
Vornado Realty Trust (REIT)	2,505	151,177
W.R. Berkley Corp. (Insurance)	2,505	77,655
Wachovia Corp. (Banks)	34,293	189,983
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,503	23,236
Washington Federal, Inc. (Savings & Loans)	1,503	22,485
Washington REIT (REIT)	1,002	28,357
Webster Financial Corp. (Banks)	1,002	13,808
Weingarten Realty Investors (REIT)	1,503	31,097
Wells Fargo & Co. (Banks)	57,867	1,705,919
Westamerica Bancorp (Banks)	501	25,626
White Mountains Insurance Group, Ltd.ADR (Insurance)	501	133,822
Whitney Holding Corp. (Banks)	1,002	16,022
Willis Group Holdings, Ltd.ADR (Insurance)	2,505	62,324
Wilmington Trust Corp. (Banks)	1,002	22,284
Wintrust Financial Corp. (Banks)	501	10,306
XL Capital, Ltd.—Class AADR (Insurance)	5,511	20,391
Zenith National Insurance Corp. (Insurance)	501	15,817
Zions Bancorp (Banks)	2,004	49,118

TOTAL COMMON STOCKS
(Cost $22,552,344)		22,474,686

TOTAL INVESTMENT SECURITIES
(Cost $22,552,344)—99.5%		22,474,686
Net other assets (liabilities)—0.5%		122,880

NET ASSETS—100.0%		$22,597,566

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Banks	31.5%
Commercial Services	2.2%
Diversified Financial Services	26.5%
Forest Products & Paper	0.7%
Insurance	23.9%
REIT	11.3%
Real Estate	0.5%
Savings & Loans	1.6%
Software	1.3%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

118

PROFUNDS VP
ProFund VP Financials

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$22,552,344

Securities, at value	22,474,686

Total Investment Securities, at value	22,474,686
Dividends receivable	59,828
Receivable for capital shares issued	1,044,088
Receivable for investments sold	50,425
Prepaid expenses	38

Total Assets	23,629,065

Liabilities:
Cash overdraft	154,855
Payable for investments purchased	809,629
Payable for capital shares redeemed	19,559
Advisory fees payable	3,543
Management services fees payable	473
Administration fees payable	721
Administrative services fees payable	6,384
Distribution fees payable	6,423
Trustee fees payable	91
Transfer agency fees payable	3,068
Fund accounting fees payable	1,537
Compliance services fees payable	443
Other accrued expenses	24,773

Total Liabilities	1,031,499

Net Assets	$22,597,566

Net Assets consist of:
Capital	$41,666,212
Accumulated net investment income (loss)	487,543
Accumulated net realized gains (losses) on investments	(19,478,531)
Net unrealized appreciation (depreciation) on investments	(77,658)

Net Assets	$22,597,566

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,428,177

Net Asset Value (offering and redemption price per share)	$15.82

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$904,271
Interest	1,386

Total Investment Income	905,657

Expenses:
Advisory fees	192,985
Management services fees	29,698
Administration fees	9,284
Transfer agency fees	12,427
Administrative services fees	76,706
Distribution fees	64,328
Custody fees	38,625
Fund accounting fees	18,348
Trustee fees	458
Compliance services fees	664
Other fees	32,501

Total Gross Expenses before reductions	476,024
Less Expenses reduced by the Advisor	(57,910)

Total Net Expenses	418,114

Net Investment Income (Loss)	487,543

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(13,635,501)
Change in net unrealized appreciation/depreciation on investments	(5,499,618)

Net Realized and Unrealized Gains (Losses) on Investments	(19,135,119)

Change in Net Assets Resulting from Operations	$(18,647,576)

See accompanying notes to the financial statements.

119

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$487,543	$353,453
Net realized gains (losses) on investments	(13,635,501)	423,664
Change in net unrealized appreciation/depreciation on investments	(5,499,618)	(6,807,488)

Change in net assets resulting from operations	(18,647,576)	(6,030,371)

Distributions to Shareholders From:
Net investment income	(353,453)	(349,425)

Change in net assets resulting from distributions	(353,453)	(349,425)

Capital Transactions:
Proceeds from shares issued	142,001,893	79,724,295
Dividends reinvested	353,453	349,425
Value of shares redeemed	(125,655,579)	(98,405,131)

Change in net assets resulting from capital transactions	16,699,767	(18,331,411)

Change in net assets	(2,301,262)	(24,711,207)
Net Assets:
Beginning of period	24,898,828	49,610,035

End of period	$22,597,566	$24,898,828

Accumulated net investment income (loss)	$487,543	$353,453

Share Transactions:
Issued	5,559,039	2,090,110
Reinvested	14,480	9,475
Redeemed	(4,914,246)	(2,551,398)

Change in shares	659,273	(451,813)

See accompanying notes to the financial statements.

120

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$32.38	$40.64	$34.84	$33.80	$30.72

Investment Activities:
Net investment income (loss)(a)	0.46	0.41	0.34	0.27	0.20
Net realized and unrealized gains (losses) on investments	(16.72)	(8.11)	5.69	1.06	2.97

Total income (loss) from investment activities	(16.26)	(7.70)	6.03	1.33	3.17

Distributions to Shareholders From:
Net investment income	(0.30)	(0.56)	(0.23)	(0.29)	(0.09)

Net Asset Value, End of Period	$15.82	$32.38	$40.64	$34.84	$33.80

Total Return	(50.54)%	(19.11)%	17.35%	3.98%	10.34%

Ratios to Average Net Assets:
Gross expenses	1.85%	1.74%	1.76%	1.92%	1.92%
Net expenses	1.63%	1.63%	1.68%	1.92%	1.92%
Net investment income (loss)	1.90%	1.04%	0.90%	0.80%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$22,598	$24,899	$49,610	$35,924	$30,767
Portfolio turnover rate(b)	413%	216%	247%	316%	595%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

121

ProFund VP Oil & Gas

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year ended December 31, 2008, the Fund had a total return of –36.95%, compared to a total return of –35.77%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Exxon Mobil Corp (–14.79%), Chevron Corp (–20.74%), and Occidental Petroleum Corp (–22.08%), while the bottom three performers in this group were Schlumberger Ltd (–56.97%), Marathon Oil Corp (–55.04%), and ConocoPhillips (–41.34%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Oil & Gas	1/22/2001	–36.95%	11.34%	6.23%	1.71%	1.63%

Dow Jones U.S. Oil & Gas Index	1/22/2001	–35.77%	13.54%	8.89%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

122

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Swap Agreements	12%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.3%
ChevronTexaco Corp.	13.3%
ConocoPhillips	6.3%
Schlumberger, Ltd.	4.5%
Occidental Petroleum Corp.	4.4%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	82%
Oil Equipment, Services and Distribution	17%
Alternative Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2008

Common Stocks (87.6%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	27,084	$1,044,088
Apache Corp. (Oil & Gas)	19,536	1,456,018
Arena Resources, Inc.* (Oil & Gas)	2,220	62,360
Atlas America, Inc. (Oil & Gas)	2,220	32,967
Atwood Oceanics, Inc.* (Oil & Gas)	3,108	47,490
Baker Hughes, Inc. (Oil & Gas Services)	18,204	583,802
Berry Petroleum Co.—Class A (Oil & Gas)	2,220	16,783
Bill Barrett Corp.* (Oil & Gas)	1,776	37,527
BJ Services Co. (Oil & Gas Services)	17,316	202,078
Bristow Group, Inc.* (Transportation)	1,776	47,579
Cabot Oil & Gas Corp. (Oil & Gas)	6,216	161,616
Cameron International Corp.* (Oil & Gas Services)	12,876	263,958
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,776	28,594
Chart Industries, Inc.* (Machinery-Diversified)	1,776	18,879
Chesapeake Energy Corp. (Oil & Gas)	35,520	574,358
ChevronTexaco Corp. (Oil & Gas)	119,880	8,867,524
Cimarex Energy Co. (Oil & Gas)	4,884	130,793
Complete Production Services, Inc.* (Oil & Gas Services)	3,108	25,330
Comstock Resources, Inc.* (Oil & Gas)	2,664	125,874
Concho Resources, Inc.* (Oil & Gas)	3,552	81,057
ConocoPhillips (Oil & Gas)	81,696	4,231,853
Continental Resources, Inc.* (Oil & Gas)	1,776	36,781
Core Laboratories N.V.ADR (Oil & Gas Services)	1,332	79,733
Crosstex Energy, Inc. (Oil & Gas)	2,664	10,390
Delta Petroleum Corp.* (Oil & Gas)	3,996	19,021
Denbury Resources, Inc.* (Oil & Gas)	14,652	160,000
Devon Energy Corp. (Oil & Gas)	24,864	1,633,813
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,996	235,524
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,884	84,249
Drill-Quip, Inc.* (Oil & Gas Services)	1,776	36,426
El Paso Corp. (Pipelines)	41,736	326,793
Encore Acquisition Co.* (Oil & Gas)	3,108	79,316
Ensco International, Inc. (Oil & Gas)	8,436	239,498
EOG Resources, Inc. (Oil & Gas)	14,652	975,530
Evergreen Solar, Inc.* (Energy-Alternate Sources)	8,880	28,327
EXCO Resources, Inc.* (Oil & Gas)	10,212	92,521
Exterran Holdings, Inc.* (Oil & Gas Services)	3,996	85,115
Exxon Mobil Corp. (Oil & Gas)	202,588	16,172,600
First Solar, Inc.* (Energy-Alternate Sources)	2,664	367,525
FMC Technologies, Inc.* (Oil & Gas Services)	7,548	179,869
Forest Oil Corp.* (Oil & Gas)	5,328	87,859
Frontier Oil Corp. (Oil & Gas)	6,216	78,508
Global Industries, Ltd.* (Oil & Gas Services)	4,884	17,045
Goodrich Petroleum Corp.* (Oil & Gas)	1,776	53,191
Halliburton Co. (Oil & Gas Services)	52,836	960,558
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,884	35,360
Helmerich & Payne, Inc. (Oil & Gas)	5,772	131,313
Hercules Offshore, Inc.* (Oil & Gas Services)	5,328	25,308
Hess Corp. (Oil & Gas)	17,316	928,830
Holly Corp. (Oil & Gas)	2,664	48,565
ION Geophysical Corp.* (Oil & Gas Services)	5,328	18,275
Key Energy Services, Inc.* (Oil & Gas Services)	7,104	31,329
Marathon Oil Corp. (Oil & Gas)	42,180	1,154,045
Mariner Energy, Inc.* (Oil & Gas)	4,884	49,817
Murphy Oil Corp. (Oil & Gas)	11,100	492,285
Nabors Industries, Ltd.ADR* (Oil & Gas)	16,872	201,958
National-Oilwell Varco, Inc.* (Oil & Gas Services)	24,420	596,825
Newfield Exploration Co.* (Oil & Gas)	7,992	157,842
Newpark Resources, Inc.* (Oil & Gas Services)	5,328	19,714
Noble Corp.ADR (Oil & Gas)	15,540	342,812
Noble Energy, Inc. (Oil & Gas)	10,212	502,635
Occidental Petroleum Corp. (Oil & Gas)	48,396	2,903,276
Oceaneering International, Inc.* (Oil & Gas Services)	3,108	90,567
OGE Energy Corp. (Electric)	5,328	137,356
Oil States International, Inc.* (Oil & Gas Services)	3,108	58,089
Parker Drilling Co.* (Oil & Gas)	6,660	19,314
Patterson-UTI Energy, Inc. (Oil & Gas)	9,324	107,319
Penn Virginia Corp. (Oil & Gas)	2,664	69,211
Petrohawk Energy Corp.* (Oil & Gas)	14,652	229,011
Pioneer Natural Resources Co. (Oil & Gas)	7,104	114,943
Plains Exploration & Production Co.* (Oil & Gas)	6,216	144,460
Pride International, Inc.* (Oil & Gas)	10,212	163,188
Quicksilver Resources, Inc.* (Oil & Gas)	7,104	39,569
Range Resources Corp. (Oil & Gas)	9,324	320,652
Rowan Cos., Inc. (Oil & Gas)	6,660	105,894
SandRidge Energy, Inc.* (Oil & Gas)	5,328	32,767
Schlumberger, Ltd.ADR (Oil & Gas Services)	70,596	2,988,329
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,332	88,778
Smith International, Inc. (Oil & Gas Services)	12,876	294,732
Southwestern Energy Co.* (Oil & Gas)	20,424	591,683
St. Mary Land & Exploration Co. (Oil & Gas)	3,552	72,141

See accompanying notes to the financial statements.

123

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2008

Common Stocks, continued
	Shares	Value

Stone Energy Corp.* (Oil & Gas)	2,220	$24,464
Sunoco, Inc. (Oil & Gas)	7,104	308,740
SunPower Corp.—Class A* (Energy-Alternate Sources)	2,664	98,568
SunPower Corp.—Class B* (Electrical Components & Equipment)	2,664	81,092
Superior Energy Services, Inc.* (Oil & Gas Services)	4,440	70,729
Swift Energy Co.* (Oil & Gas)	1,776	29,855
Tesoro Petroleum Corp. (Oil & Gas)	7,992	105,255
TETRA Technologies, Inc.* (Oil & Gas Services)	4,440	21,578
The Williams Cos., Inc. (Pipelines)	34,188	495,042
Tidewater, Inc. (Oil & Gas Services)	3,108	125,159
Transocean, Ltd.* (Oil & Gas)	18,648	881,118
Ultra Petroleum Corp.ADR* (Oil & Gas)	8,880	306,449
Unit Corp.* (Oil & Gas)	2,664	71,182
Valero Energy Corp. (Oil & Gas)	30,636	662,963
W&T Offshore, Inc. (Oil & Gas)	1,776	25,432
Weatherford International, Ltd.ADR* (Oil & Gas Services)	39,960	432,367
Whiting Petroleum Corp.* (Oil & Gas)	2,664	89,137
XTO Energy, Inc. (Oil & Gas)	34,188	1,205,811

TOTAL COMMON STOCKS
(Cost $33,872,427)		58,423,853

Repurchase Agreements (0.5%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $67,000 (Collateralized by $70,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $70,359)	$67,000	67,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $85,000 (Collateralized by $83,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $87,276)	85,000	85,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $140,000 (Collateralized by $145,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $145,744)	140,000	140,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $2,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $294,000)		294,000

TOTAL INVESTMENT SECURITIES
(Cost $34,166,427)—88.1%		58,717,853
Net other assets (liabilities)—11.9%		7,957,609

NET ASSETS—100.0%		$66,675,462

*	Non-income producing security
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement Based on the Dow Jones U.S. Oil & Gas Index terminating on 1/2/09	$7,997,601	$(2,399)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Electric	0.2%
Electrical Components & Equipment	0.1%
Energy-Alternate Sources	0.8%
Machinery-Diversified	NM
Oil & Gas	74.3%
Oil & Gas Services	10.9%
Pipelines	1.2%
Transportation	0.1%
Other**	12.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less that 0.05%.

See accompanying notes to the financial statements.

124

PROFUNDS VP ProFund VP Oil & Gas

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$34,166,427

Securities, at value	58,423,853
Repurchase agreements, at value	294,000

Total Investment Securities, at value	58,717,853
Cash	795
Dividends and interest receivable	43,523
Receivable for capital shares issued	364,000
Receivable for investments sold	7,822,316
Prepaid expenses	324

Total Assets	66,948,811

Liabilities:
Payable for capital shares redeemed	106,298
Unrealized loss on swap agreements	2,399
Advisory fees payable	18,478
Management services fees payable	2,464
Administration fees payable	2,440
Administrative services fees payable	22,409
Distribution fees payable	17,660
Trustee fees payable	302
Transfer agency fees payable	11,245
Fund accounting fees payable	5,070
Compliance services fees payable	1,462
Other accrued expenses	83,122

Total Liabilities	273,349

Net Assets	$66,675,462

Net Assets consist of:
Capital	$43,386,428
Accumulated net realized gains (losses) on investments	(1,259,993)
Net unrealized appreciation (depreciation) on investments	24,549,027

Net Assets	$66,675,462

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,716,486

Net Asset Value (offering and redemption price per share)	$38.84

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,036,513
Interest	7,878

Total Investment Income	2,044,391

Expenses:
Advisory fees	1,113,094
Management services fees	177,613
Administration fees	51,991
Transfer agency fees	67,807
Administrative services fees	500,712
Distribution fees	371,031
Custody fees	32,455
Fund accounting fees	92,183
Trustee fees	2,710
Compliance services fees	1,126
Other fees	159,759

Total Gross Expenses before reductions	2,570,481
Less Expenses reduced by the Advisor	(151,357)

Total Net Expenses	2,419,124

Net Investment Income (Loss)	(374,733)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	12,673,742
Change in net unrealized appreciation/depreciation on investments	(71,661,438)

Net Realized and Unrealized Gains (Losses) on Investments	(58,987,696)

Change in Net Assets Resulting from Operations	$(59,362,429)

See accompanying notes to the financial statements.

125

PROFUNDS VP ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$(374,733)	$(492,462)
Net realized gains (losses) on investments	12,673,742	10,074,132
Change in net unrealized appreciation/depreciation on investments	(71,661,438)	32,901,176

Change in net assets resulting from operations	(59,362,429)	42,482,846

Distributions to Shareholders From:
Net realized gains on investments	(9,481,205)	(4,283,910)

Change in net assets resulting from distributions	(9,481,205)	(4,283,910)

Capital Transactions:
Proceeds from shares issued	253,051,037	302,318,292
Dividends reinvested	9,481,205	4,283,910
Value of shares redeemed	(321,884,024)	(294,146,006)

Change in net assets resulting from capital transactions	(59,351,782)	12,456,196

Change in net assets	(128,195,416)	50,655,132
Net Assets:
Beginning of period	194,870,878	144,215,746

End of period	$66,675,462	$194,870,878

Share Transactions:
Issued	4,116,122	5,094,141
Reinvested	177,650	69,252
Redeemed	(5,499,141)	(5,041,455)

Change in shares	(1,205,369)	121,938

See accompanying notes to the financial statements.

126

PROFUNDS VP ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$66.69	$51.51	$47.02	$36.63	$28.33

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.17)	(0.08)	(0.15)	(0.05)
Net realized and unrealized gains (losses) on investments	(23.29)	16.79	9.13	11.64	8.37

Total income (loss) from investment activities	(23.44)	16.62	9.05	11.49	8.32

Distributions to Shareholders From:
Net realized gains on investments	(4.41)	(1.44)	(4.56)	(1.10)	(0.02)

Net Asset Value, End of Period	$38.84	$66.69	$51.51	$47.02	$36.63

Total Return	(36.95)%	32.48%	20.63%	31.31%	29.36%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.71%	1.76%	1.86%	1.92%
Net expenses	1.63%	1.63%	1.68%	1.86%	1.92%
Net investment income (loss)	(0.25)%	(0.30)%	(0.15)%	(0.34)%	(0.16)%

Supplemental Data:
Net assets, end of period (000’s)	$66,675	$194,871	$144,216	$148,466	$85,137
Portfolio turnover rate(b)	147%	180%	166%	298%	470%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

127

ProFund VP Pharmaceuticals

The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the year ended December 31, 2008, the Fund had a total return of –19.51%, compared to a return of –18.15%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Abbott Laboratories (–4.95%), Johnson & Johnson (–10.30%), and Bristol-Myers Squibb Co (–12.33%), while the bottom three performers in this group were Merck & Co Inc (–47.69%), Allergen Inc (–37.204%), and Schering-Plough Corp (–36.07%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Pharmaceuticals	5/1/2002	–19.51%	–4.20%	–4.47%	1.73%	1.63%

Dow Jones U.S. Pharmaceuticals Index	5/1/2002	–18.15%	–2.47%	–2.51%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

128

PROFUNDS VP
ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	80%
Swap Agreements	21%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	24.4%
Pfizer, Inc.	18.4%
Abbott Laboratories	6.4%
Bristol-Myers Squibb Co.	4.7%
Eli Lilly & Co.	4.7%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	December 31, 2008

Common Stocks (80.1%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	14,626	$780,590
Alkermes, Inc.* (Pharmaceuticals)	1,827	19,458
Allergan, Inc. (Pharmaceuticals)	5,684	229,179
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	812	23,093
Bristol-Myers Squibb Co. (Pharmaceuticals)	24,543	570,625
Cephalon, Inc.* (Pharmaceuticals)	1,218	93,835
Eli Lilly & Co. (Pharmaceuticals)	14,067	566,478
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,233	57,790
Forest Laboratories, Inc.* (Pharmaceuticals)	5,684	144,771
Hospira, Inc.* (Pharmaceuticals)	3,045	81,667
Johnson & Johnson (Healthcare-Products)	49,374	2,954,046
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,669	49,585
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,015	14,109
Merck & Co., Inc. (Pharmaceuticals)	18,185	552,824
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,684	56,215
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	609	8,167
Perrigo Co. (Pharmaceuticals)	1,624	52,471
Pfizer, Inc. (Pharmaceuticals)	126,266	2,236,171
Schering-Plough Corp. (Pharmaceuticals)	30,247	515,106
Sepracor, Inc.* (Pharmaceuticals)	2,030	22,289
The Medicines Co.* (Pharmaceuticals)	1,015	14,951
Theravance, Inc.* (Pharmaceuticals)	1,015	12,576
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,218	27,892
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,624	23,548
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,030	53,937
Wyeth (Pharmaceuticals)	14,769	553,985

TOTAL COMMON STOCKS
(Cost $8,616,978)		9,715,358

Repurchase Agreements (0.5%)
	Principal
	Amount

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $13,000 (Collateralized by $15,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $15,077)	$13,000	13,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $17,000 (Collateralized by $17,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $17,876)	17,000	17,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $27,000 (Collateralized by $27,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $28,391)	27,000	27,000

TOTAL REPURCHASE AGREEMENTS
(Cost $57,000)		57,000

Rights/Warrants(NM)
	Shares

Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 1/3/11*CVR at $6.00 (Holding Companies-Diversified)	434	152

TOTAL RIGHTS/WARRANTS
(Cost $0)		152

TOTAL INVESTMENT SECURITIES
(Cost $8,673,978)—80.6%		9,772,510
Net other assets (liabilities)—19.4%		2,351,396

NET ASSETS—100.0%		$12,123,906

*	Non-income producing security
ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to the financial statements.

129

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	December 31, 2008

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 1/2/09	$2,499,250	$(750)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Healthcare-Products	24.6%
Holding Companies-Diversified	NM
Pharmaceuticals	55.5%
Other**	19.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

130

PROFUNDS VP
ProFund VP Pharmaceuticals

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$8,673,978

Securities, at value	9,715,510
Repurchase agreements, at value	57,000

Total Investment Securities, at value	9,772,510
Cash	747
Dividends and interest receivable	28,549
Receivable for capital shares issued	263,631
Receivable for investments sold	2,443,728
Prepaid expenses	16

Total Assets	12,509,181

Liabilities:
Payable for investments purchased	358,652
Payable for capital shares redeemed	503
Unrealized loss on swap agreements	750
Advisory fees payable	5,502
Management services fees payable	734
Administration fees payable	410
Administrative services fees payable	4,302
Distribution fees payable	3,641
Trustee fees payable	52
Transfer agency fees payable	1,917
Fund accounting fees payable	880
Compliance services fees payable	254
Other accrued expenses	7,678

Total Liabilities	385,275

Net Assets	$12,123,906

Net Assets consist of:
Capital	$19,359,265
Accumulated net investment income (loss)	226,653
Accumulated net realized gains (losses) on investments	(8,559,794)
Net unrealized appreciation (depreciation) on investments	1,097,782

Net Assets	$12,123,906

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	601,046

Net Asset Value (offering and redemption price per share)	$20.17

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$411,660
Interest	1,000

Total Investment Income	412,660

Expenses:
Advisory fees	85,586
Management services fees	13,385
Administration fees	4,097
Transfer agency fees	5,627
Administrative services fees	38,255
Distribution fees	28,529
Custody fees	6,312
Fund accounting fees	7,725
Trustee fees	191
Compliance services fees	309
Other fees	11,615

Total Gross Expenses before reductions	201,631
Less Expenses reduced by the Advisor	(15,624)

Total Net Expenses	186,007

Net Investment Income (Loss)	226,653

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,524,725)
Net realized gains (losses) on swap agreements	26,958
Change in net unrealized appreciation/depreciation on investments	(901,880)

Net Realized and Unrealized Gains (Losses) on Investments	(3,399,647)

Change in Net Assets Resulting from Operations	$(3,172,994)

See accompanying notes to the financial statements.

131

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$226,653	$240,807
Net realized gains (losses) on investments	(2,497,767)	536,251
Change in net unrealized appreciation/depreciation on investments	(901,880)	(450,256)

Change in net assets resulting from operations	(3,172,994)	326,802

Distributions to Shareholders From:
Net investment income	(240,807)	(216,589)

Change in net assets resulting from distributions	(240,807)	(216,589)

Capital Transactions:
Proceeds from shares issued	59,188,624	73,246,036
Dividends reinvested	240,807	216,589
Value of shares redeemed	(56,402,562)	(82,141,123)

Change in net assets resulting from capital transactions	3,026,869	(8,678,498)

Change in net assets	(386,932)	(8,568,285)
Net Assets:
Beginning of period	12,510,838	21,079,123

End of period	$12,123,906	$12,510,838

Accumulated net investment income (loss)	$226,653	$240,807

Share Transactions:
Issued	2,641,114	2,760,817
Reinvested	10,828	8,598
Redeemed	(2,542,131)	(3,112,288)

Change in shares	109,811	(342,873)

See accompanying notes to the financial statements.

132

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$25.47	$25.27	$22.56	$23.54	$25.93

Investment Activities:
Net investment income (loss)(a)	0.44	0.32	0.25	0.15	0.08
Net realized and unrealized gains (losses) on investments	(5.37)	0.26	2.51	(1.05)	(2.47)

Total income (loss) from investment activities	(4.93)	0.58	2.76	(0.90)	(2.39)

Distributions to Shareholders From:
Net investment income	(0.37)	(0.38)	(0.05)	(0.08)	—

Net Asset Value, End of Period	$20.17	$25.47	$25.27	$22.56	$23.54

Total Return	(19.51)%	2.32%	12.18%	(3.82)%	(9.22)%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.73%	1.75%	1.93%	1.97%
Net expenses	1.63%	1.63%	1.70%	1.93%	1.97%
Net investment income (loss)	1.99%	1.22%	1.02%	0.65%	0.32%

Supplemental Data:
Net assets, end of period (000’s)	$12,124	$12,511	$21,079	$10,780	$11,803
Portfolio turnover rate(b)	579%	443%	454%	853%	1,223%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

133

ProFund VP Precious Metals

The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index. For the year ended December 31, 2008, the Fund had a total return of–30.76%, compared to a return of –28.84%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. Prior to June 19, 2004, the Fund was benchmarked to the Philadelphia Stock Exchange Gold & Silver Sector Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Randgold Resources Ltd (+18.29%), Harmony Gold Mining Co Ltd (+6.40%), and Agnico-Eagle Mines Ltd (–6.04%), while the bottom three performers in this group were Freeport-McMoRan Copper & Gold Inc (–76.14%), AngloGold Ashanti Ltd (–32.32%), and Gold Fields Ltd (–30.07%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Precious Metals	5/1/2002	–30.76%	–0.70%	5.34%	1.70%	1.63%

Dow Jones Precious Metals Index[3]	5/1/2002	–28.84%	3.29%	8.51%	N/A	N/A

S&P 500 Index	5/1/2002	–36.99%	–2.19%	–0.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The Philadelphia Stock Exchange Gold and Silver Index represents performance from May 1, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

134

PROFUNDS VP
ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	December 31, 2008

Repurchase Agreements (100.6%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $18,425,010 (Collateralized by $18,700,000 Federal Home Loan Bank, 1.15%,12/11/09, market value $18,795,992)	$18,425,000	$18,425,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $18,425,010 (Collateralized by $17,874,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $18,794,844)	18,425,000	18,425,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $18,425,010 (Collateralized by $18,110,000 of various U.S. Government Agency Obligations, 3.38%–4.78%, 6/24/11–11/16/12, market value $18,794,490)	18,425,000	18,425,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $18,425,010 (Collateralized by $18,750,000 of various Federal Home Loan Bank Securities, 0.04%‡–2.23%, 2/13/09–3/12/09, market value $18,798,967)	18,425,000	18,425,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $18,425,010 (Collateralized by $18,793,946 of various U.S. Government Agency Obligations, 0.05%‡–0.51%‡, 4/7/09–6/25/09, market value $18,835,264)	18,425,000	18,425,000

TOTAL REPURCHASE AGREEMENTS
(Cost $92,125,000)		92,125,000

TOTAL INVESTMENT SECURITIES
(Cost $92,125,000)—100.6%		92,125,000
Net other assets (liabilities)—(0.6)%		(520,768)

NET ASSETS—100.0%		$91,604,232

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $10,000,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 1/23/09	$91,685,008	$1,421,593

See accompanying notes to the financial statements.

135

PROFUNDS VP
ProFund VP Precious Metals

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$92,125,000

Repurchase agreements, at value	92,125,000

Total Investment Securities, at value	92,125,000
Cash	660
Interest receivable	26
Unrealized gain on swap agreements	1,421,593
Receivable for capital shares issued	17,823
Prepaid expenses	393

Total Assets	93,565,495

Liabilities:
Payable for capital shares redeemed	1,786,153
Advisory fees payable	37,555
Management services fees payable	5,007
Administration fees payable	2,882
Administrative services fees payable	24,113
Distribution fees payable	19,189
Trustee fees payable	361
Transfer agency fees payable	11,998
Fund accounting fees payable	6,066
Compliance services fees payable	1,749
Other accrued expenses	66,190

Total Liabilities	1,961,263

Net Assets	$91,604,232

Net Assets consist of:
Capital	$150,224,780
Accumulated net investment income (loss)	974,226
Accumulated net realized gains (losses) on investments	(61,016,367)
Net unrealized appreciation (depreciation) on investments	1,421,593

Net Assets	$91,604,232

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,929,306

Net Asset Value (offering and redemption price per share)	$31.27

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$3,325,160

Expenses:
Advisory fees	1,081,718
Management services fees	177,512
Administration fees	49,133
Transfer agency fees	64,230
Administrative services fees	486,191
Distribution fees	360,573
Custody fees	7,674
Fund accounting fees	86,665
Trustee fees	2,566
Compliance services fees	1,879
Other fees	139,824

Total Gross Expenses before reductions	2,457,965
Less Expenses reduced by the Advisor	(107,031)

Total Net Expenses	2,350,934

Net Investment Income (Loss)	974,226

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(57,868,281)
Change in net unrealized appreciation/depreciation on investments	(2,602,597)

Net Realized and Unrealized Gains (Losses) on Investments	(60,470,878)

Change in Net Assets Resulting from Operations	$(59,496,652)

See accompanying notes to the financial statements.

136

PROFUNDS VP
ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$974,226	$4,171,098
Net realized gains (losses) on investments	(57,868,281)	12,684,111
Change in net unrealized appreciation/depreciation on investments	(2,602,597)	1,745,290

Change in net assets resulting from operations	(59,496,652)	18,600,499

Distributions to Shareholders From:
Net investment income	(4,171,098)	(4,327,698)
Net realized gains on investments	(9,228,293)	—

Change in net assets resulting from distributions	(13,399,391)	(4,327,698)

Capital Transactions:
Proceeds from shares issued	274,007,209	253,859,703
Dividends reinvested	13,399,391	4,327,698
Value of shares redeemed	(285,148,654)	(235,491,964)

Change in net assets resulting from capital transactions	2,257,946	22,695,437

Change in net assets	(70,638,097)	36,968,238
Net Assets:
Beginning of period	162,242,329	125,274,091

End of period	$91,604,232	$162,242,329

Accumulated net investment income (loss)	$974,226	$4,171,098

Share Transactions:
Issued	5,742,054	5,367,460
Reinvested	402,747	90,899
Redeemed	(6,346,627)	(5,187,272)

Change in shares	(201,826)	271,087

See accompanying notes to the financial statements.

137

PROFUNDS VP
ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$51.82	$43.80	$41.15	$32.58	$40.99

Investment Activities:
Net investment income (loss)(a)	0.31	1.57	1.46	0.45	(0.20)
Net realized and unrealized gains (losses) on investments	(15.95)	8.11	1.55	8.12	(3.64)

Total income (loss) from investment activities	(15.64)	9.68	3.01	8.57	(3.84)

Distributions to Shareholders From:
Net investment income	(1.53)	(1.66)	(0.36)	—	—
Net realized gains on investments	(3.38)	—	—	—	(4.57)

Total distributions	(4.91)	(1.66)	(0.36)	—	(4.57)

Net Asset Value, End of Period	$31.27	$51.82	$43.80	$41.15	$32.58

Total Return	(30.76)%	22.46%	7.36%	26.30%	(9.92)%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.70%	1.74%	1.86%	1.87%
Net expenses	1.63%	1.63%	1.70%	1.86%	1.87%
Net investment income (loss)	0.68%	3.41%	3.30%	1.38%	(0.58)%
Supplemental Data:
Net assets, end of period (000’s)	$91,604	$162,242	125,274	113,173	$60,432
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

138

ProFund VP Telecommunications

The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index. For the year ended December 31, 2008, the Fund had a total return of –34.42%, compared to a return of –32.93%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Verizon Communications Inc (–22.06%), MetroPCS Communications Inc (–23.65%), and Embarq Corp (–27.40%), while the bottom three performers in this group were Sprint Nextel Corp (–86.06%), NII Holdings Inc (–62.38%), and Leucadia National Corp (–57.96%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Telecommunications	1/22/2001	–34.42%	0.59%	–9.03%	1.72%	1.63%

Dow Jones U.S. Telecommunications Index	1/22/2001	–32.93%	2.85%	–6.05%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

139

PROFUNDS VP
ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	63%
Swap Agreements	38%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	24.5%
Verizon Communications, Inc.	24.2%
Sprint Nextel Corp.	1.6%
Qwest Communications International, Inc.	1.6%
Embarq Corp.	1.6%

Dow Jones U.S. Telecommunications
Index - Composition
% of Index

Fixed Line Telecommunications	95%
Mobile Telecommunications	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	December 31, 2008

Common Stocks (62.9%)
	Shares	Value

AT&T, Inc. (Telecommunications)	123,561	$3,521,489
CenturyTel, Inc. (Telecommunications)	4,797	131,102
Cincinnati Bell, Inc.* (Telecommunications)	10,660	20,574
Embarq Corp. (Telecommunications)	6,396	230,000
Frontier Communications Corp. (Telecommunications)	14,391	125,777
Leap Wireless International, Inc.* (Telecommunications)	2,132	57,329
Leucadia National Corp.* (Holding Companies-Diversified)	7,995	158,301
Level 3 Communications, Inc.* (Telecommunications)	74,620	52,234
MetroPCS Communications, Inc.* (Telecommunications)	11,193	166,216
NII Holdings, Inc.—Class B* (Telecommunications)	7,462	135,659
Qwest Communications International, Inc. (Telecommunications)	64,493	234,755
RCN Corp.* (Telecommunications)	1,599	9,434
Sprint Nextel Corp.* (Telecommunications)	128,986	236,044
TeleCorp PCS, Inc.—Class A Escrowed Shares*(a) (Telecommunications)	952	0
Telephone & Data Systems, Inc. (Telecommunications)	2,665	84,614
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	2,132	59,909
tw telecom, Inc.* (Telecommunications)	6,929	58,689
US Cellular Corp.* (Telecommunications)	533	23,047
Verizon Communications, Inc. (Telecommunications)	102,717	3,482,106
Virgin Media, Inc. (Telecommunications)	13,325	66,492
Windstream Corp. (Telecommunications)	20,254	186,337

TOTAL COMMON STOCKS
(Cost $7,648,711)		9,040,108

TOTAL INVESTMENT SECURITIES
(Cost $7,648,711)—62.9%		9,040,108
Net other assets (liabilities)—37.1%		5,330,958

NET ASSETS—100.0%		$14,371,066

*	Non-income producing security
(a)	Security delisted or issuer in bankruptcy.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 1/2/09	$5,498,350	$(1,650)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Holding Companies-Diversified	1.1%
Telecommunications	61.8%
Other**	37.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

140

PROFUNDS VP
ProFund VP Telecommunications

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$7,648,711

Securities, at value	9,040,108

Total Investment Securities, at value	9,040,108
Dividends receivable	5,140
Receivable for capital shares issued	10,035
Receivable for investments sold	5,563,018
Prepaid expenses	27

Total Assets	14,618,328

Liabilities:
Cash overdraft	149,419
Payable for capital shares redeemed	69,651
Unrealized loss on swap agreements	1,650
Advisory fees payable	5,044
Management services fees payable	672
Administration fees payable	492
Administrative services fees payable	4,064
Distribution fees payable	2,956
Trustee fees payable	62
Transfer agency fees payable	1,534
Fund accounting fees payable	1,055
Compliance services fees payable	304
Other accrued expenses	10,359

Total Liabilities	247,262

Net Assets	$14,371,066

Net Assets consist of:
Capital	$22,119,986
Accumulated net investment income (loss)	423,510
Accumulated net realized gains (losses) on investments	(9,562,177)
Net unrealized appreciation (depreciation) on investments	1,389,747

Net Assets	$14,371,066

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,124,925

Net Asset Value (offering and redemption price per share)	$6.76

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$677,402
Interest	2,805

Total Investment Income	680,207

Expenses:
Advisory fees	118,112
Management services fees	18,923
Administration fees	5,477
Transfer agency fees	7,210
Administrative services fees	54,284
Distribution fees	39,371
Custody fees	7,274
Fund accounting fees	9,884
Trustee fees	294
Compliance services fees	520
Other fees	19,346

Total Gross Expenses before reductions	280,695
Less Expenses reduced by the Advisor	(23,998)

Total Net Expenses	256,697

Net Investment Income (Loss)	423,510

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,597,079)
Net realized gains (losses) on swap agreements	(67,957)
Change in net unrealized appreciation/depreciation on investments	(5,419,102)

Net Realized and Unrealized Gains (Losses) on Investments	(9,084,138)

Change in Net Assets Resulting from Operations	$(8,660,628)

See accompanying notes to the financial statements.

141

PROFUNDS VP
ProFund VP Telecommunications

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$423,510	$884,395
Net realized gains (losses) on investments	(3,665,036)	3,846,216
Change in net unrealized appreciation/depreciation on investments	(5,419,102)	(146,911)

Change in net assets resulting from operations	(8,660,628)	4,583,700

Distributions to Shareholders From:
Net investment income	(884,395)	(445,711)
Net realized gains on investments	(4,885,994)	(154,688)

Change in net assets resulting from distributions	(5,770,389)	(600,399)

Capital Transactions:
Proceeds from shares issued	63,000,423	155,997,698
Dividends reinvested	5,770,389	600,399
Value of shares redeemed	(75,587,179)	(169,120,628)

Change in net assets resulting from capital transactions	(6,816,367)	(12,522,531)

Change in net assets	(21,247,384)	(8,539,230)
Net Assets:
Beginning of period	35,618,450	44,157,680

End of period	$14,371,066	$35,618,450

Accumulated net investment income (loss)	$423,510	$884,395

Share Transactions:
Issued	5,018,440	7,930,715
Reinvested	718,604	30,110
Redeemed	(5,456,766)	(8,568,873)

Change in shares	280,278	(608,048)

See accompanying notes to the financial statements.

142

PROFUNDS VP
ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$19.31	$18.00	$13.48	$15.25	$13.74

Investment Activities:
Net investment income (loss)(a)	0.35	0.29	0.23	0.32	0.21
Net realized and unrealized gains (losses) on investments	(5.89)	1.24	4.37	(1.29)	1.91

Total income (loss) from investment activities	(5.54)	1.53	4.60	(0.97)	2.12

Distributions to Shareholders From:
Net investment income	(1.07)	(0.16)	(0.08)	(0.32)	(0.13)
Net realized gains on investments	(5.94)	(0.06)	—	(0.48)	(0.48)

Total distributions	(7.01)	(0.22)	(0.08)	(0.80)	(0.61)

Net Asset Value, End of Period	$6.76	$19.31	$18.00	$13.48	$15.25

Total Return	(34.42)%	8.39%	34.28%	(6.64)%	15.56%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.72%	1.75%	1.91%	1.95%
Net expenses	1.63%	1.63%	1.68%	1.91%	1.95%
Net investment income (loss)	2.70%	1.45%	1.40%	2.25%	1.42%

Supplemental Data:
Net assets, end of period (000’s)	$14,371	$35,618	$44,158	$8,798	$17,894
Portfolio turnover rate(b)	613%	411%	525%	970%	1,048%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

143

ProFund VP Utilities

The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index. For the year ended December 31, 2008, the Fund had a total return of –30.70%, compared to a total return of –30.25%1 of the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the index for the entire period, the top three performers were Southern Co (–4.52%), PG&E Corp (–10.16%), and Dominion Resources Inc (–24.47%), while the bottom three performers in this group were Public Services Enterprise Group (–40.61%), FirstEnergy Corp (–32.84%), and Exelon Corp (–31.88%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from January 22, 2001 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Utilities	1/22/2001	–30.70%	5.54%	–0.06%	1.72%	1.63%

Dow Jones U.S. Utilities Index	1/22/2001	–30.25%	7.34%	2.15%	N/A	N/A

S&P 500 Index	1/22/2001	–36.99%	–2.19%	–3.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

144

PROFUNDS VP
ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exelon Corp.	8.8%
Southern Co.	6.8%
Dominion Resources, Inc.	5.0%
FPL Group, Inc.	4.5%
Duke Energy Corp.	4.5%

Dow Jones U.S. Utilities
Index - Composition
% of Index

Electricity	74%
Gas, Water & MultiUtilities	26%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	December 31, 2008

Common Stocks (100.1%)
	Shares	Value

AGL Resources, Inc. (Gas)	6,270	$196,565
Allegheny Energy, Inc. (Electric)	14,212	481,218
ALLETE, Inc. (Electric)	2,090	67,444
Alliant Energy Corp. (Electric)	9,196	268,339
Ameren Corp. (Electric)	17,556	583,913
American Electric Power, Inc. (Electric)	33,858	1,126,794
American Water Works Co., Inc. (Water)	5,016	104,734
Aqua America, Inc. (Water)	11,286	232,379
Atmos Energy Corp. (Gas)	7,524	178,319
Avista Corp. (Electric)	4,598	89,109
Black Hills Corp. (Electric)	3,344	90,154
Calpine Corp.* (Electric)	30,514	222,142
CenterPoint Energy, Inc. (Electric)	25,498	321,785
Cleco Corp. (Electric)	5,016	114,515
CMS Energy Corp. (Electric)	18,810	189,981
Consolidated Edison, Inc. (Electric)	22,990	895,001
Constellation Energy Group, Inc. (Electric)	15,048	377,554
Covanta Holding Corp.* (Energy-Alternate Sources)	10,450	229,482
Dominion Resources, Inc. (Electric)	49,324	1,767,772
DPL, Inc. (Electric)	9,614	219,584
DTE Energy Co. (Electric)	13,794	492,032
Duke Energy Corp. (Electric)	106,172	1,593,642
Dynegy, Inc.—Class A* (Electric)	42,218	84,436
Edison International (Electric)	25,498	818,996
El Paso Electric Co.* (Electric)	3,762	68,055
Energen Corp. (Gas)	5,434	159,379
Entergy Corp. (Electric)	15,884	1,320,437
Equitable Resources, Inc. (Pipelines)	10,868	364,621
Exelon Corp. (Electric)	56,012	3,114,827
FirstEnergy Corp. (Electric)	25,916	1,258,999
FPL Group, Inc. (Electric)	31,768	1,598,883
Great Plains Energy, Inc. (Electric)	10,032	193,919
Hawaiian Electric Industries, Inc. (Electric)	7,524	166,581
IDACORP, Inc. (Electric)	3,762	110,791
Integrys Energy Group, Inc. (Electric)	6,270	269,485
ITC Holdings Corp. (Electric)	4,180	182,582
Mirant Corp.* (Electric)	13,376	252,405
National Fuel Gas Co. (Pipelines)	5,852	183,343
New Jersey Resources Corp. (Gas)	3,344	131,586
Nicor, Inc. (Gas)	3,762	130,692
NiSource, Inc. (Electric)	22,990	252,200
Northeast Utilities System (Electric)	13,376	321,827
Northwest Natural Gas Co. (Gas)	2,090	92,441
NorthWestern Corp. (Electric)	2,926	68,673
NRG Energy, Inc.* (Electric)	19,646	458,341
NSTAR (Electric)	9,196	335,562
NV Energy, Inc. (Electric)	19,646	194,299
ONEOK, Inc. (Gas)	8,360	243,443
Pepco Holdings, Inc. (Electric)	18,392	326,642
PG&E Corp. (Electric)	30,514	1,181,197
Piedmont Natural Gas Co., Inc. (Gas)	5,852	185,333
Pinnacle West Capital Corp. (Electric)	8,360	268,607
PNM Resources, Inc. (Electric)	6,688	67,415
Portland General Electric Co. (Electric)	5,434	105,800
PPL Corp. (Electric)	31,350	962,132
Progress Energy, Inc. (Electric)	22,154	882,837
Public Service Enterprise Group, Inc. (Electric)	43,054	1,255,885
Puget Energy, Inc. (Electric)	10,032	273,573
Questar Corp. (Pipelines)	14,630	478,255
Reliant Resources, Inc.* (Electric)	29,260	169,123
SCANA Corp. (Electric)	8,778	312,497
Sempra Energy (Gas)	19,228	819,690
Southern Co. (Electric)	65,208	2,412,696
Southern Union Co. (Gas)	8,778	114,465
Southwest Gas Corp. (Gas)	3,762	94,878
Spectra Energy Corp. (Pipelines)	52,250	822,415
TECO Energy, Inc. (Electric)	16,720	206,492
The AES Corp.* (Electric)	56,430	464,983
UGI Corp. (Gas)	9,196	224,566
Unisource Energy Corp. (Electric)	2,926	85,907
Vectren Corp. (Gas)	6,688	167,267
Westar Energy, Inc. (Electric)	9,196	188,610
WGL Holdings, Inc. (Gas)	4,180	136,644
Wisconsin Energy Corp. (Electric)	10,032	421,143
Xcel Energy, Inc. (Electric)	38,038	705,605

TOTAL COMMON STOCKS
(Cost $27,073,703)		35,553,918

See accompanying notes to the financial statements.

145

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	December 31, 2008

Repurchase Agreements (1.0%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $82,000 (Collateralized by $85,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $85,436)	$ 82,000	$82,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $105,000 (Collateralized by $102,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $107,255)	105,000	105,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $172,000 (Collateralized by $165,000 Federal Home Loan Bank, 5.13%, 9/10/10, market value $178,350)	172,000	172,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $3,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $10,051)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $362,000)		362,000

TOTAL INVESTMENT SECURITIES
(Cost $27,435,703)—101.1%		35,915,918
Net other assets (liabilities)—(1.1)%		(376,255)

NET ASSETS—100.0%		$35,539,663

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of December 31, 2008:

Electric	85.2%
Energy-Alternate Sources	0.6%
Gas	8.2%
Pipelines	5.1%
Water	1.0%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

146

PROFUNDS VP
ProFund VP Utilities

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$27,435,703

Securities, at value	35,553,918
Repurchase agreements, at value	362,000

Total Investment Securities, at value	35,915,918
Cash	249
Dividends and interest receivable	78,101
Receivable for capital shares issued	63,631
Prepaid expenses	171

Total Assets	36,058,070

Liabilities:
Payable for investments purchased	425,461
Payable for capital shares redeemed	252
Advisory fees payable	15,575
Management services fees payable	2,077
Administration fees payable	1,347
Administrative services fees payable	11,815
Distribution fees payable	9,056
Trustee fees payable	169
Transfer agency fees payable	6,150
Fund accounting fees payable	2,837
Compliance services fees payable	818
Other accrued expenses	42,850

Total Liabilities	518,407

Net Assets	$35,539,663

Net Assets consist of:
Capital	$34,684,302
Accumulated net investment income (loss)	1,254,992
Accumulated net realized gains (losses) on investments	(8,879,846)
Net unrealized appreciation (depreciation) on investments	8,480,215

Net Assets	$35,539,663

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,378,748

Net Asset Value (offering and redemption price per share)	$25.78

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends	$2,585,967
Interest	2,127

Total Investment Income	2,588,094

Expenses:
Advisory fees	613,391
Management services fees	102,124
Administration fees	28,258
Transfer agency fees	36,788
Administrative services fees	279,575
Distribution fees	204,464
Custody fees	27,166
Fund accounting fees	50,122
Trustee fees	1,528
Compliance services fees	1,979
Other fees	84,593

Total Gross Expenses before reductions	1,429,988
Less Expenses reduced by the Advisor	(96,886)

Total Net Expenses	1,333,102

Net Investment Income (Loss)	1,254,992

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	155,467
Change in net unrealized appreciation/depreciation on investments	(30,725,217)

Net Realized and Unrealized Gains (Losses) on Investments	(30,569,750)

Change in Net Assets Resulting from Operations	$(29,314,758)

See accompanying notes to the financial statements.

147

PROFUNDS VP
ProFund VP Utilities

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$1,254,992	$1,582,797
Net realized gains (losses) on investments	155,467	1,779,113
Change in net unrealized appreciation/depreciation on investments	(30,725,217)	9,570,057

Change in net assets resulting from operations	(29,314,758)	12,931,967

Distributions to Shareholders From:
Net investment income	(1,582,797)	(1,383,974)
Net realized gains on investments	(1,576,054)	(1,113,286)

Change in net assets resulting from distributions	(3,158,851)	(2,497,260)

Capital Transactions:
Proceeds from shares issued	99,734,550	311,270,394
Dividends reinvested	3,158,851	2,497,260
Value of shares redeemed	(230,100,577)	(233,583,155)

Change in net assets resulting from capital transactions	(127,207,176)	80,184,499

Change in net assets	(159,680,785)	90,619,206
Net Assets:
Beginning of period	195,220,448	104,601,242

End of period	$35,539,663	$195,220,448

Accumulated net investment income (loss)	$1,254,992	$1,582,797

Share Transactions:
Issued	2,927,028	8,095,235
Reinvested	99,304	68,437
Redeemed	(6,610,717)	(6,202,935)

Change in shares	(3,584,385)	1,960,737

See accompanying notes to the financial statements.

148

PROFUNDS VP
ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$39.33	$34.84	$29.64	$26.55	$22.38

Investment Activities:
Net investment income (loss)(a)	0.53	0.46	0.54	0.46	0.43
Net realized and unrealized gains (losses) on investments	(12.26)	4.97	5.11	3.04	4.26

Total income (loss) from investment activities	(11.73)	5.43	5.65	3.50	4.69

Distributions to Shareholders From:
Net investment income	(0.91)	(0.52)	(0.45)	(0.16)	(0.17)
Net realized gains on investments	(0.91)	(0.42)	—	(0.25)	(0.35)

Total distributions	(1.82)	(0.94)	(0.45)	(0.41)	(0.52)

Net Asset Value, End of Period	$25.78	$39.33	$34.84	$29.64	$26.55

Total Return	(30.70)%	15.80%	19.22%	13.06%	21.07%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.72%	1.75%	1.89%	1.95%
Net expenses	1.63%	1.63%	1.68%	1.89%	1.95%
Net investment income (loss)	1.54%	1.22%	1.68%	1.56%	1.78%

Supplemental Data:
Net assets, end of period (000’s)	$35,540	$195,220	$104,601	$75,931	$51,964
Portfolio turnover rate(b)	82%	168%	153%	251%	569%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

149

ProFund VP U.S. Government Plus

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to 125% the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2008, the Fund had a total return of 49.73% compared to a total return of 41.81%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2008 the most recent Long Bond issued carried a maturity date of May 15, 2038 and a 4.50% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 41.81% for the twelve months ended December 31, 2008 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.46% on 12/31/07 to 2.68% on 12/31/08. The bond’s total return of 41.81% for the period consisted of 4.27% derived from the yield of the bond and 37.57% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the long bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net
ProFund VP U.S. Government Plus	5/1/2002	49.73%	13.17%	11.89%	1.43%	1.33%

30-year U.S. Treasury Bond	5/1/2002	41.81%	12.69%	11.92%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	25.00%	9.82%	9.75%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

150

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008
Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to 125% the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	4%
Swap Agreements	83%
U.S. Treasury Obligations	42%

Total Exposure	129%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	December 31, 2008

U.S. Treasury Obligations (42.2%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.50%, 5/15/38(a)	$38,800,000	$52,943,813

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,998,804)		52,943,813

Repurchase Agreements (61.9%)

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,775,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $15,855,977)	15,541,000	15,541,000

Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,076,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $15,852,695)	15,541,000	15,541,000

HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,359,000 of various U.S. Government Agency Obligations, 3.38%–5.63%, 6/24/11–9/18/17, market value $15,856,739)	15,541,000	15,541,000

UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,539,009 (Collateralized by $15,685,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $15,854,088)	15,539,000	15,539,000

UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $15,541,009 (Collateralized by $15,852,304 of various U.S. Government Agency Obligations, 0.05%‡–0.51%‡, 4/7/09–6/25/09, market value $15,886,083)	15,541,000	15,541,000

TOTAL REPURCHASE AGREEMENTS
(Cost $77,703,000)	$77,703,000

TOTAL INVESTMENT SECURITIES
(Cost $117,701,804)—104.1%	130,646,813
Net other assets (liabilities)—(4.1)%	(5,163,083)

NET ASSETS—100.0%	$125,483,730

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $10,700,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2008.
(a)	As of December 31, 2008, this investment was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 42.2% of net assets.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/31/09 (Underlying notional amount at value $4,717,500)	34	$320,216

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 5/15/38) terminating on 1/26/09	$104,113,734	$(1,931,464)

See accompanying notes to the financial statements.

151

PROFUNDS VP
ProFund VP U.S. Government Plus

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$117,701,804

Securities, at value	52,943,813
Repurchase agreements, at value	77,703,000

Total Investment Securities, at value	130,646,813
Cash	751
Segregated cash balances with brokers for futures contracts	302,392
Interest receivable	226,712
Receivable for capital shares issued	27,065
Prepaid expenses	176

Total Assets	131,203,909

Liabilities:
Payable for capital shares redeemed	3,393,298
Unrealized loss on swap agreements	1,931,464
Variation margin on futures contracts	214,977
Advisory fees payable	12,376
Management services fees payable	2,475
Administration fees payable	4,585
Administrative services fees payable	37,669
Distribution fees payable	31,596
Trustee fees payable	586
Transfer agency fees payable	18,339
Fund accounting fees payable	9,901
Compliance services fees payable	2,856
Other accrued expenses	60,057

Total Liabilities	5,720,179

Net Assets	$125,483,730

Net Assets consist of:
Capital	$87,217,131
Accumulated net investment income (loss)	(34)
Accumulated net realized gains (losses) on investments	26,932,872
Net unrealized appreciation (depreciation) on investments	11,333,761

Net Assets	$125,483,730

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,655,212

Net Asset Value (offering and redemption price per share)	$47.26

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$2,775,043

Expenses:
Advisory fees	455,944
Management services fees	108,583
Administration fees	31,939
Transfer agency fees	44,221
Administrative services fees	294,522
Distribution fees	227,972
Custody fees	6,638
Fund accounting fees	59,357
Trustee fees	1,665
Compliance services fees	3,141
Other fees	90,647

Total Gross Expenses before reductions	1,324,629
Less Expenses reduced by the Advisor	(111,818)

Total Net Expenses	1,212,811

Net Investment Income (Loss)	1,562,232

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,348,750
Net realized gains (losses) on futures contracts	850,197
Net realized gains (losses) on swap agreements	23,096,124
Change in net unrealized appreciation/depreciation on investments	8,225,015

Net Realized and Unrealized Gains (Losses) on Investments	39,520,086

Change in Net Assets Resulting from Operations	$41,082,318

See accompanying notes to the financial statements.

152

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$1,562,232	$2,456,146
Net realized gains (losses) on investments	31,295,071	2,089,784
Change in net unrealized appreciation/depreciation on investments	8,225,015	2,555,477

Change in net assets resulting from operations	41,082,318	7,101,407

Distributions to Shareholders From:
Net investment income	(1,562,266)	(2,456,146)

Change in net assets resulting from distributions	(1,562,266)	(2,456,146)

Capital Transactions:
Proceeds from shares issued	503,988,232	385,266,785
Dividends reinvested	1,562,266	2,456,146
Value of shares redeemed	(514,292,134)	(330,921,391)

Change in net assets resulting from capital transactions	(8,741,636)	56,801,540

Change in net assets	30,778,416	61,446,801
Net Assets:
Beginning of period	94,705,314	33,258,513

End of period	$125,483,730	$94,705,314

Accumulated net investment income (loss)	$(34)	$—

Share Transactions:
Issued	15,537,994	12,775,191
Reinvested	46,500	81,415
Redeemed	(15,879,501)	(11,007,629)

Change in shares	(295,007)	1,848,977

See accompanying notes to the financial statements.

153

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$32.10	$30.20	$32.75	$30.74	$28.66

Investment Activities:
Net investment income (loss)(a)	0.58	1.06	1.04	0.75	0.25
Net realized and unrealized gains (losses) on investments	15.15	1.91	(2.55)	2.01	2.09

Total income (loss) from investment activities	15.73	2.97	(1.51)	2.76	2.34

Distributions to Shareholders From:
Net investment income	(0.57)	(1.07)	(1.04)	(0.75)	(0.25)
Return of capital	—	—	—	—	(0.01)

Total distributions	(0.57)	(1.07)	(1.04)	(0.75)	(0.26)

Net Asset Value, End of Period	$47.26	$32.10	$30.20	$32.75	$30.74

Total Return	49.73%	10.12%	(4.52)%	9.01%	8.18%

Ratios to Average Net Assets:
Gross expenses	1.45%	1.43%	1.42%	1.59%	1.61%
Net expenses	1.33%	1.33%	1.38%	1.59%	1.61%
Net investment income (loss)	1.71%	3.55%	3.45%	2.32%	0.86%

Supplemental Data:
Net assets, end of period (000’s)	$125,484	$94,705	$33,259	$91,463	$43,605
Portfolio turnover rate(b)	464%	474%	1,308%	1,660%	1,258%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

154

ProFund VP Falling U.S. Dollar

The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index (USDX). For the year ending December 31, 2008, the Fund had a total return of –4.86%, compared to a return of 5.99%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Sterling Pound, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD strengthened versus four of the six currencies, weakening only against the Japanese Yen and the Swiss Franc: The USD strengthened 4.40% against the Euro, 35.95% against the Pound, 22.07% against the Canadian Dollar, and 21.09% against the Swedish Krona. The USD weakened –18.89% against the Japanese Yen and –5.71% against the Swiss Franc.

Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 (inception date) to December 31, 2008 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2008		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Falling U.S. Dollar	8/31/2007	–4.86%	0.75%	1.65%	1.63%

U.S. Dollar Index	8/31/2007	5.99%	0.33%	N/A	N/A

S&P 500 Index	8/31/2007	–36.99%	–29.11%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

*Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through April 30, 2009. Additional information pertaining to the Fund’s expense ratio as of December 31, 2008 can be found in the Financial Highlights.
1 The U.S. Dollar Index does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

155

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective:  The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(14)%
Forward Currency Contracts	(86)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Currencies
% of Index

Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	December 31, 2008

Repurchase Agreements (106.2%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $498,000 (Collateralized by $515,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $517,644)	$498,000	$498,000
Deutsche Bank, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $498,000 (Collateralized by $485,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $509,987)	498,000	498,000
HSBC, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $498,000 (Collateralized by $480,000 of various U.S. Government Agency Obligations, 1.15%–5.13%, 12/11/09–1/13/12, market value $513,935)	498,000	498,000
UBS, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $491,000 (Collateralized by $505,000 Federal Home Loan Bank, 2.23%, 3/12/09, market value $510,444)	491,000	491,000
UMB, 0.01%, 1/2/09+, dated 12/31/08, with a repurchase price of $498,000 (Collateralized by $507,960 Federal Home Loan Mortgage Corporation, 0.05%‡, 4/7/09, market value $508,026)	498,000	498,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,483,000)		2,483,000

TOTAL INVESTMENT SECURITIES
(Cost $2,483,000)—106.2%		2,483,000
Net other assets (liabilities)—(6.2)%		(144,220)

NET ASSETS—100.0%		$2,338,780

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2008, the aggregate amount held in a segregated account was $392,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2008.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 3/18/09 (Underlying notional amount at value $328,460)	4	$2,596

See accompanying notes to the financial statements.

156

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	December 31, 2008

At December 31, 2008, the ProFund VP Falling U.S. Dollar’s forward currency contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Long:
British Sterling Pound vs. U.S. Dollar	1/8/09	141,158	$218,396	$205,945	$(12,451)
Canadian Dollar vs. U.S. Dollar	1/8/09	220,029	182,220	180,513	(1,707)
Euro vs. U.S. Dollar	1/8/09	845,444	1,211,299	1,180,804	(30,495)
Japanese Yen vs. U.S. Dollar	1/8/09	25,280,911	288,706	278,955	(9,751)
Swedish Krona vs. U.S. Dollar	1/8/09	652,790	84,070	83,314	(756)
Swiss Franc vs. U.S. Dollar	1/8/09	83,333	76,553	77,981	1,428

Total Long Contracts			$2,061,244	$2,007,512	$(53,732)

See accompanying notes to the financial statements.

157

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$2,483,000

Repurchase agreements, at value	2,483,000

Total Investment Securities, at value	2,483,000
Cash	720
Segregated cash balances with brokers for futures contracts	9,680
Unrealized appreciation on forward currency contracts	1,428
Receivable for capital shares issued	46,262
Receivable from Administrator	153
Prepaid expenses	23

Total Assets	2,541,266

Liabilities:
Payable for closed forward currency contracts	91,680
Payable for capital shares redeemed	28,536
Unrealized depreciation on forward currency contracts	55,160
Variation margin on futures contracts	1,400
Advisory fees payable	13,261
Management services fees payable	1,769
Administration fees payable	102
Administrative services fees payable	1,363
Distribution fees payable	1,388
Trustee fees payable	10
Transfer agency fees payable	394
Fund accounting fees payable	173
Compliance services fees payable	50
Other accrued expenses	7,200

Total Liabilities	202,486

Net Assets	$2,338,780

Net Assets consist of:
Capital	$4,302,402
Accumulated net realized gains (losses) on investments	(1,912,486)
Net unrealized appreciation (depreciation) on investments	(51,136)

Net Assets	$2,338,780

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	77,496

Net Asset Value (offering and redemption price per share)	$30.18

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$258,726

Expenses:
Advisory fees	95,219
Management services fees	14,675
Administration fees	4,378
Transfer agency fees	5,596
Administrative services fees	31,327
Distribution fees	31,740
Custody fees	4,903
Fund accounting fees	7,642
Trustee fees	232
Compliance services fees	103
Other fees	9,394

Total Gross Expenses before reductions	205,209
Less Expenses reduced by the Advisor	(4,754)

Total Net Expenses	200,455

Net Investment Income (Loss)	58,271

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(85,768)
Net realized gains (losses) on forward currency contracts	(1,930,035)
Change in net unrealized appreciation/depreciation on investments	(57,117)

Net Realized and Unrealized Gains (Losses) on Investments	(2,072,920)

Change in Net Assets Resulting from Operations	$(2,014,649)

See accompanying notes to the financial statements.

158

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statements of Changes in Net Assets
	For the	For the period
	year ended	August 31, 2007 through
	December 31, 2008	December 31, 2007(a)

From Investment Activities:
Operations:
Net investment income (loss)	$58,271	$3,449
Net realized gains (losses) on investments	(2,015,803)	1,057
Change in net unrealized appreciation/depreciation on investments	(57,117)	5,981

Change in net assets resulting from operations	(2,014,649)	10,487

Distributions to Shareholders From:
Net investment income	(6,806)	—
Net realized gains on investments	(3,723)	—

Change in net assets resulting from distributions	(10,529)	—

Capital Transactions:
Proceeds from shares issued	64,683,519	787,952
Dividends reinvested	10,529	—
Value of shares redeemed	(60,862,365)	(266,164)

Change in net assets resulting from capital transactions	3,831,683	521,788

Change in net assets	1,806,505	532,275
Net Assets:
Beginning of period	532,275	—

End of period	$2,338,780	$532,275

Accumulated net investment income (loss)	$—	$6,806

Share Transactions:
Issued	1,929,188	25,184
Reinvested	338	—
Redeemed	(1,868,740)	(8,474)

Change in shares	60,786	16,710

(a)	Commencement of operations

See accompanying notes to the financial statements.

159

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the period
	year ended	Aug. 31, 2007 through
	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	0.15	0.29
Net realized and unrealized gains (losses) on investments	(1.70)	1.56

Total income (loss) from investment activities	(1.55)	1.85

Distributions to Shareholders From:
Net investment income	(0.08)	—
Net realized gains on investments	(0.04)	—

Total distributions	(0.12)	—

Net Asset Value, End of Period	$30.18	$31.85

Total Return	(4.86)%	6.17	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.62%	2.52%
Net expenses(d)	1.58%	1.63%
Net investment income (loss)(d)	0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$2,339	$532
Portfolio turnover rate(e)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

160

ProFund VP Money Market

The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The Fund’s seven-day yield, as of December 31, 2008, was 0.04%1.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the ProFund VP’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for the ProFund VP Money Market disclosed in this annual report. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

1 The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

161

PROFUNDS VP
ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2008

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the ProFund VP’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for the ProFund VP Money Market disclosed in this annual report. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Market Exposure
Investment Type	% of Net Assets

Repurchase Agreements	100%

Total Exposure	100%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	December 31, 2008

Repurchase Agreements (99.6%)
	Principal
	Amount	Value

Bank of America, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $54,760,030 (Collateralized by $55,570,000 Federal Home Loan Bank, 1.15%, 12/11/09, market value $55,855,256)	$54,760,000	$54,760,000
Deutsche Bank, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $54,760,030 (Collateralized by $53,119,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $55,855,618)	54,760,000	54,760,000
HSBC, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $54,760,030 (Collateralized by $55,857,000 Federal National Mortgage Association, 0.04%‡, 1/26/09, market value $55,855,588)	54,760,000	54,760,000
UBS, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $54,758,030 (Collateralized by $55,860,000 Federal Home Loan Bank, 0.04%‡, 2/13/09, market value $55,857,115)	54,758,000	54,758,000
UMB, 0.01%, 1/2/09, dated 12/31/08, with a repurchase price of $54,760,030 (Collateralized by $55,855,406 of various Federal Home Loan Bank Securities, 0.12%‡–0.51%‡, 3/31/09–6/25/09, market value $55,885,000)	54,760,000	54,760,000

TOTAL REPURCHASE AGREEMENTS
(Cost $273,798,000)		273,798,000

TOTAL INVESTMENT SECURITIES
(Cost $273,798,000)—99.6%		273,798,000
Net other assets (liabilities)—0.4%		1,220,468

NET ASSETS—100.0%		$275,018,468

‡	Represents the effective yield or interest rate in effect at December 31, 2008.

See accompanying notes to the financial statements.

162

PROFUNDS VP ProFund VP Money Market

Statement of Assets and Liabilities
December 31, 2008

Assets:
Total Investment Securities, at cost	$273,798,000

Repurchase agreements, at value	273,798,000

Total Investment Securities, at value	273,798,000
Cash	328
Interest receivable	76
Receivable for capital shares issued	4,169,354
Receivable from Advisor	236,552
Treasury Guarantee Program fees (See Note 9)	39,916
Prepaid expenses	453

Total Assets	278,244,679

Liabilities:
Payable for capital shares redeemed	2,756,378
Administration fees payable	9,791
Administrative services fees payable	87,671
Distribution fees payable	154,183
Trustee fees payable	1,247
Transfer agency fees payable	49,691
Fund accounting fees payable	21,000
Compliance services fees payable	6,057
Other accrued expenses	140,193

Total Liabilities	3,226,211

Net Assets	$275,018,468

Net Assets consist of:
Capital	$275,018,468

Net Assets	$275,018,468

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	275,018,468

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Interest	$4,626,681

Expenses:
Advisory fees	1,916,805
Management services fees	298,141
Administration fees	83,690
Transfer agency fees	116,176
Administrative services fees	283,480
Distribution fees	638,935
Custody fees	9,451
Fund accounting fees	155,538
Treasury Guarantee Program fees (See Note 9)	33,818
Trustee fees	4,718
Compliance services fees	8,399
Other fees	252,572

Total Gross Expenses before reductions	3,801,723
Less Expenses reduced by the Advisor	(1,264,207)

Total Net Expenses	2,537,516

Net Investment Income	2,089,165

Change in Net Assets Resulting from Operations	$2,089,165

See accompanying notes to the financial statements.

163

PROFUNDS VP ProFund VP Money Market

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2008	December 31, 2007

From Investment Activities:
Operations:
Net investment income	$2,089,165	$6,258,884

Change in net assets resulting from operations	2,089,165	6,258,884

Distributions to Shareholders From:
Net investment income	(2,089,165)	(6,258,884)

Change in net assets resulting from distributions	(2,089,165)	(6,258,884)

Capital Transactions:
Proceeds from shares issued	2,517,063,854	3,126,256,366
Dividends reinvested	2,089,165	6,258,884
Value of shares redeemed	(2,495,906,011)	(3,033,493,378)

Change in net assets resulting from capital transactions	23,247,008	99,021,872

Change in net assets	23,247,008	99,021,872
Net Assets:
Beginning of period	251,771,460	152,749,588

End of period	$275,018,468	$251,771,460

Share Transactions:
Issued	2,517,063,854	3,126,256,366
Reinvested	2,089,165	6,258,884
Redeemed	(2,495,906,011)	(3,033,493,378)

Change in shares	23,247,008	99,021,872

See accompanying notes to the financial statements.

164

PROFUNDS VP ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.008	0.037	0.036	0.018	0.001

Distributions to Shareholders From:
Net investment income	(0.008)	(0.037)	(0.036)	(0.018)	(0.001)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.84%	3.77%	3.68%	1.80%	0.08%

Ratios to Average Net Assets:
Gross expenses	1.49%	1.37%	1.33%	1.34%	1.35%
Net expenses	0.99%	1.30%	1.29%	1.34%	1.15%
Net investment income (loss)	0.82%	3.67%	3.65%	1.91%	0.05%

Supplemental Data:
Net assets, end of period (000’s)	$275,018	$251,771	$152,750	$56,286	$30,701

See accompanying notes to the financial statements.

165

PROFUNDS VP

Notes to Financial Statements
December 31, 2008

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

Effective January 1, 2008, the ProFunds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale

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prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2008, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call

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option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of December 31, 2008 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of December 31, 2008, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

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December 31, 2008

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

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Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 anaylsis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the year ended December 31, 2008.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

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New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFunds’ VP financial statements and related disclosures.

3.	Investment Valuation Summary

The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in ProFund VP Money Market are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of December 31, 2008 for each ProFund VP based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP Bull	$61,374,944	$278,408	$—	$8,503,000	$—	$69,877,944	$278,408
ProFund VP Mid-Cap	—	74,576	—	1,703,000	16,587	1,703,000	91,163
ProFund VP NASDAQ-100	18,915,250	63,193	—	2,271,000	—	21,186,250	63,193
ProFund VP Small-Cap Value	18,939,456	—	—	186,000	—	19,125,456	—
ProFund VP Asia 30	56,782,723	—	—	760,000	—	57,542,723	—
ProFund VP Europe 30	31,025,147	—	—	101,000	—	31,126,147	—
ProFund VP International	—	—	—	983,000	44,347	983,000	44,347
ProFund VP Emerging Markets	—	—	—	4,197,000	56,716	4,197,000	56,716
ProFund VP Japan	—	455,489	222	9,502,000	—	9,502,222	455,489
ProFund VP UltraSmall-Cap	14,802,980	863,359	—	6,710,000	388,771	21,512,980	1,252,130
ProFund VP Short Small-Cap	—	(297,270)	507	9,971,000	(295,897)	9,971,507	(593,167)
ProFund VP Short NASDAQ-100	—	(66,990)	—	16,816,000	(572,439)	16,816,000	(639,429)
ProFund VP Short International	—	(3,587)	—	5,198,000	(237,041)	5,198,000	(240,628)
ProFund VP Short Emerging Markets	—	—	—	4,125,000	(155,610)	4,125,000	(155,610)
ProFund VP Basic Materials	24,648,522	—	—	90,000	—	24,738,522	—
ProFund VP Consumer Services	5,283,085	—	—	—	—	5,283,085	—
ProFund VP Financials	22,474,686	—	—	—	—	22,474,686	—
ProFund VP Oil & Gas	58,423,853	—	—	294,000	(2,399)	58,717,853	(2,399)
ProFund VP Pharmaceuticals	9,715,510	—	—	57,000	(750)	9,772,510	(750)
ProFund VP Precious Metals	—	—	—	92,125,000	1,421,593	92,125,000	1,421,593
ProFund VP Telecommunications	9,040,108	—	—	—	(1,650)	9,040,108	(1,650)
ProFund VP Utilities	35,553,918	—	—	362,000	—	35,915,918	—
ProFund VP U.S. Government Plus	52,943,813	320,216	—	77,703,000	(1,931,464)	130,646,813	(1,611,248
ProFund VP Falling U.S. Dollar	—	2,596	—	2,483,000	(53,732)	2,483,000	(51,136)
ProFund VP Money Market	—	—	—	273,798,000	—	273,798,000	—

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

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4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. Prior to February 29, 2008, the Distributor received an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts for providing the distribution entity and infrastructure related platform. During the period from January 1, 2008 to February 28, 2008, the Distributor was paid its annual fee from fees already accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. Prior to May 1, 2008, for these services, each ProFund VP paid the Advisor a fee at the annual rate of 0.15% of its average daily net assets. Effective May 1, 2008, for these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in- person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $138,000 ($276,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended December 31, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.30% of its average daily net assets.

172

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expense is limited to an annualized rate of 1.30% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	Total

ProFund VP Bull	$—	$—	$80,011	$80,011
ProFund VP Mid-Cap	—	1,412	3,247	4,659
ProFund VP NASDAQ-100	3,520	8,984	55,558	68,062
ProFund VP Small-Cap Value	4,722	64,946	58,039	127,707
ProFund VP Asia 30	—	—	39,171	39,171
ProFund VP Europe 30	—	—	30,892	30,892
ProFund VP International	—	2,301	930	3,231
ProFund VP Emerging Markets	—	2,688	—	2,688
ProFund VP Japan	5,380	—	9,750	15,130
ProFund VP UltraSmall-Cap	—	30,280	21,966	52,246
ProFund VP Short Small-Cap	—	—	14,730	14,730
ProFund VP Short NASDAQ-100	3,792	10,222	31,127	45,141
ProFund VP Short International	—	1,768	2,139	3,907
ProFund VP Short Emerging Markets	—	1,922	2,657	4,579
ProFund VP Basic Materials	4,956	21,735	73,630	100,321
ProFund VP Consumer Services	26,009	30,317	15,240	71,566
ProFund VP Financials	17,543	35,692	39,322	92,557
ProFund VP Oil & Gas	62,332	45,630	122,160	230,122
ProFund VP Pharmaceuticals	3,031	15,085	9,189	27,305
ProFund VP Precious Metals	—	22,547	73,751	96,298
ProFund VP Telecommunications	9,953	25,680	19,197	54,830
ProFund VP Utilities	27,384	50,239	76,548	154,171
ProFund VP U.S. Government Plus	—	36,984	94,426	131,410
ProFund VP Falling U.S. Dollar	—	3,820	—	3,820
ProFund VP Money Market	—	110,014	361,124	471,138

For the year ended December 31, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$22,163
ProFund VP Mid-Cap	66
ProFund VP NASDAQ-100	9,857
ProFund VP Small-Cap Value	4,466
ProFund VP Asia 30	25,955
ProFund VP Europe 30	13,967
ProFund VP International	117
ProFund VP Emerging Markets	454
ProFund VP Japan	2,831
ProFund VP UltraSmall-Cap	3,163
ProFund VP Short Small-Cap	4,927
ProFund VP Short NASDAQ-100	6,082

173

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Waiver

ProFund VP Short International	$111
ProFund VP Short Emerging Markets	163
ProFund VP Basic Materials	19,785
ProFund VP Consumer Services	455
ProFund VP Financials	3,966
ProFund VP Oil & Gas	29,197
ProFund VP Pharmaceuticals	1,974
ProFund VP Precious Metals	33,280
ProFund VP Telecommunications	3,174
ProFund VP Utilities	20,338
ProFund VP U.S. Government Plus	17,392
ProFund VP Falling U.S. Dollar	1,979
ProFund VP Money Market	42,561

During the year ended December 31, 2008, the Advisor voluntarily waived additional fees of $783,463 for ProFund VP Money Market. These fees were voluntarily waived to maintain a more competitive yield. These fees are not available to be recouped in subsequent years and may be stopped at any time.

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2008 were as follows:

	Purchases	Sales

ProFund VP Bull	$262,623,922	$312,186,005
ProFund VP NASDAQ-100	236,151,146	301,327,853
ProFund VP Small-Cap Value	143,367,817	139,324,713
ProFund VP Asia 30	212,680,591	330,520,375
ProFund VP Europe 30	113,779,533	177,617,630
ProFund VP UltraSmall-Cap	40,612,809	38,360,417
ProFund VP Basic Materials	183,901,781	236,093,599
ProFund VP Consumer Services	29,401,778	25,332,694
ProFund VP Financials	127,000,493	110,219,423
ProFund VP Oil & Gas	217,634,170	285,496,696
ProFund VP Pharmaceuticals	63,273,694	60,437,571
ProFund VP Telecommunications	87,308,009	93,942,380
ProFund VP Utilities	69,193,638	197,321,440

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2008 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$175,266,117	$170,941,804

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

174

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP Bull	$—	$—	$—	$—	$—	$9,291,021	$9,291,021
ProFund VP NASDAQ-100	—	—	—	3,476,760	—	5,034,444	8,511,204
ProFund VP Small Cap Value	—	—	—	—	—	8,197,734	8,197,734
ProFund VP International	—	—	—	—	591,470	905,346	1,496,816
ProFund VP Emerging Markets	—	—	—	—	—	4,547,921	4,547,921
ProFund VP Japan	—	—	—	1,864,158	5,078,522	7,199,827	14,142,507
ProFund VP UltraSmall-Cap	—	—	7,014,336	—	4,786,322	13,755,528	25,556,186
ProFund VP Short Small-Cap	—	—	—	509,147	2,926,943	—	3,436,090
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	—	39,105,978
ProFund VP Basic Materials	—	—	—	142,609	—	12,512,599	12,655,208

175

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP Consumer Services	$—	$—	$172,236	$—	$—	$397,048	$569,284
ProFund VP Financials	—	—	—	—	—	6,088,474	6,088,474
ProFund VP Pharmaceuticals	1,062,234	938,481	1,453,587	424,035	—	1,085,193	4,963,530
ProFund VP Precious Metals	—	—	—	—	—	57,868,281	57,868,281
ProFund VP Telecommunications	—	—	—	—	—	4,673,454	4,673,454
ProFund VP Utilities	—	—	—	—	—	671,740	671,740
ProFund VP Falling U.S. Dollar	—	—	—	—	—	1,963,622	1,963,622

As of the tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13

ProFund VP Mid-Cap	$—	$—	$—	$—	$—
ProFund VP NASDAQ-100	—	9,225,557	1,424,903	6,628,365	—
ProFund VP Europe 30	4,576,404	5,807,241	3,450,241	3,425,937	—
ProFund VP Japan	—	436,173	92,208	—	—
ProFund VP UltraSmall-Cap	4,630,023	1,543,341	—	—	—
ProFund VP Short Small-Cap	—	—	369	—	—
ProFund VP Short NASDAQ-100	—	—	1,426,502	—	—
ProFund VP Short Emerging Markets	—	—	—	—	—
ProFund VP Basic Materials	—	376,680	125,560	—	—
ProFund VP Consumer Services	—	701,646	24,850	—	—
ProFund VP Financials	—	578,912	945,462	—	—
ProFund VP Oil & Gas	—	1,712,692	506,983	—	506,983
ProFund VP Precious Metals	—	2,383,608	764,478	—	—
ProFund VP Telecommunications	394,274	750,298	381,524	—	—
ProFund VP Utilities	339,817	2,287,980	731,393	226,080	—

	Expires	Expires
	12/31/15	12/31/16	Total

ProFund VP Mid-Cap	$250,620	$735,412	$986,032
ProFund VP NASDAQ-100	—	—	17,278,825
ProFund VP Europe 30	—	—	17,259,823
ProFund VP Japan	—	—	528,381
ProFund VP UltraSmall-Cap	—	—	6,173,364
ProFund VP Short Small-Cap	—	—	369
ProFund VP Short NASDAQ-100	—	—	1,426,502
ProFund VP Short Emerging Markets	56,890	55,692	112,582
ProFund VP Basic Materials	—	—	502,240
ProFund VP Consumer Services	—	—	726,496
ProFund VP Financials	—	—	1,524,374
ProFund VP Oil & Gas	—	—	2,726,658
ProFund VP Precious Metals	—	—	3,148,086
ProFund VP Telecommunications	—	—	1,526,096
ProFund VP Utilities	—	—	3,585,270

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$—	$1,550,179	$1,550,179
ProFund VP Mid-Cap	8,867	—	8,867
ProFund VP Small-Cap	1,419,150	4,019,405	5,438,555
ProFund VP Small-Cap Value	—	3,171,170	3,171,170
ProFund VP Asia 30	8,396,296	2,024,237	10,420,533

176

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Europe 30	$3,563,363	$6,878,092	$10,441,455
ProFund VP International	18,878	—	18,878
ProFund VP Emerging Markets	56,841	—	56,841
ProFund VP Japan	1,770,821	—	1,770,821
ProFund VP UltraSmall-Cap	261,358	—	261,358
ProFund VP Short Small-Cap	1,095,474	—	1,095,474
ProFund VP Short NASDAQ-100	1,032,789	—	1,032,789
ProFund VP Short International	1,891	—	1,891
ProFund VP Short Emerging Markets	1,800	—	1,800
ProFund VP Basic Materials	252,811	—	252,811
ProFund VP Financials	353,453	—	353,453
ProFund VP Oil & Gas	1,331,546	8,149,659	9,481,205
ProFund VP Pharmaceuticals	240,807	—	240,807
ProFund VP Precious Metals	13,399,391	—	13,399,391
ProFund VP Telecommunications	2,814,578	2,955,811	5,770,389
ProFund VP Utilities	1,582,797	1,576,054	3,158,851
ProFund VP U.S. Government Plus	1,693,910	—	1,693,910
ProFund VP Money Market	2,089,165	—	2,089,165

The tax character of dividends paid to shareholders during the tax year ended December 31, 2007 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$2,622,612	$—	$2,622,612
ProFund VP Small-Cap Value	2,612,774	3,076,187	5,688,961
ProFund VP Asia 30	138,700	—	138,700
ProFund VP Europe 30	2,790,426	1,137,286	3,927,712
ProFund VP Japan	2,406,260	—	2,406,260
ProFund VP UltraSmall-Cap	511,925	—	511,925
ProFund VP Short Small-Cap	1,250,161	—	1,250,161
ProFund VP Short NASDAQ-100	1,955,739	—	1,955,739
ProFund VP Basic Materials	321,148	—	321,148
ProFund VP Financials	349,425	—	349,425
ProFund VP Oil & Gas	—	4,283,910	4,283,910
ProFund VP Pharmaceuticals	216,589	—	216,589
ProFund VP Precious Metals	4,327,698	—	4,327,698
ProFund VP Telecommunications	445,711	154,688	600,399
ProFund VP Utilities	1,383,974	1,113,286	2,497,260
ProFund VP U.S. Government Plus	2,350,006	—	2,350,006
ProFund VP Money Market	6,258,884	—	6,258,884

As of the tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$686,731	$—	$—	$(9,291,021)	$(5,144,032)	$(13,748,322)
ProFund VP Mid-Cap	—	—	—	(986,032)	16,587	(969,445)
ProFund VP Small-Cap	—	880,476	—	—	(403,556)	476,920
ProFund VP NASDAQ-100	—	—	—	(25,790,029)	(2,714,055)	(28,504,084)
ProFund VP Small-Cap Value	81,880	—	—	(8,197,734)	(7,877,840)	(15,993,694)
ProFund VP Asia 30	869,798	11,623,304	—	—	(1,787,458)	10,705,644
ProFund VP Europe 30	1,427,460	—	—	(17,259,823)	(8,351,964)	(24,184,327)
ProFund VP International	2,274	—	—	(1,496,816)	44,347	(1,450,195)
ProFund VP Emerging Markets	20,311	—	—	(4,547,921)	56,716	(4,470,894)

177

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Japan	$65,646	$—	$—	$(14,670,888)	$—	$(14,605,242)
ProFund VP UltraSmall-Cap	17,927	—	—	(31,729,550)	(2,604,648)	(34,316,271)
ProFund VP Short Small-Cap	120,502	—	—	(3,436,459)	(295,897)	(3,611,854)
ProFund VP Short NASDAQ-100	112,025	—	—	(40,532,480)	(572,439)	(40,992,894)
ProFund VP Short International	368,540	—	—	—	(237,041)	131,499
ProFund VP Short Emerging Markets	—	—	—	(112,582)	(155,610)	(268,192)
ProFund VP Basic Materials	266,272	—	—	(13,157,448)	(15,914,037)	(28,805,213)
ProFund VP Consumer Services	—	—	—	(1,295,780)	(321,110)	(1,616,890)
ProFund VP Financials	487,543	—	—	(7,612,848)	(11,943,341)	(19,068,646)
ProFund VP Oil & Gas	—	9,120,883	—	(2,726,658)	16,894,809	23,289,034
ProFund VP Pharmaceuticals	226,653	—	—	(4,963,530)	(2,498,482)	(7,235,359)
ProFund VP Precious Metals	974,226	—	—	(61,016,367)	1,421,593	(58,620,548)
ProFund VP Telecommunications	423,510	—	—	(6,199,550)	(1,972,880)	(7,748,920)
ProFund VP Utilities	1,254,992	—	—	(4,257,010)	3,857,379	855,361
ProFund VP U.S. Government Plus	27,008,669	704,433	(108,727)	—	10,662,224	38,266,599
ProFund VP Falling U.S. Dollar	—	—	—	(1,963,622)	—	(1,963,622)
ProFund VP Money Market	—	—	—	—	—	—

At December 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$75,021,976	$16,013,593	$(21,157,625)	$(5,144,032)
ProFund VP Mid-Cap	1,703,000	—	—	—
ProFund VP Small-Cap	3,201,417	213,875	(667,002)	(453,127)
ProFund VP NASDAQ-100	23,900,305	7,941,212	(10,655,267)	(2,714,055)
ProFund VP Small-Cap Value	27,003,296	3,241,212	(11,119,052)	(7,877,840)
ProFund VP Asia 30	59,330,181	17,409,389	(19,196,847)	(1,787,458)
ProFund VP Europe 30	39,478,111	6,053,734	(14,405,698)	(8,351,964)
ProFund VP International	983,000	—	—	—
ProFund VP Emerging Markets	4,197,000	—	—	—
ProFund VP Japan	9,502,540	—	—	—
ProFund VP UltraSmall-Cap	24,506,399	1,516,181	(4,509,600)	(2,993,419)
ProFund VP Short Small-Cap	9,972,654	—	—	—
ProFund VP Short NASDAQ-100	16,816,000	—	—	—
ProFund VP Short International	5,198,000	—	—	—
ProFund VP Short Emerging Markets	4,125,000	—	—	—
ProFund VP Basic Materials	40,652,559	2,875,272	(18,789,309)	(15,914,037)
ProFund VP Consumer Services	5,604,195	512,327	(833,437)	(321,110)
ProFund VP Financials	34,418,027	2,320,328	(14,263,669)	(11,943,341)
ProFund VP Oil & Gas	41,820,645	26,414,474	(9,517,267)	16,897,208
ProFund VP Pharmaceuticals	12,270,242	1,105,812	(3,603,544)	(2,497,732)
ProFund VP Precious Metals	92,125,000	—	—	—
ProFund VP Telecommunications	11,011,338	1,488,055	(3,459,285)	(1,971,230)
ProFund VP Utilities	32,058,539	9,296,577	(5,439,198)	3,857,379
ProFund VP U.S. Government Plus	118,053,125	12,945,009	(351,321)	12,593,688
ProFund VP Falling U.S. Dollar	2,483,000	—	—	—
ProFund VP Money Market	273,798,000	—	—	—

8.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds VP transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) as counterparties for certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due

178

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2008

to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings. Through December 31, 2008 the Advisor incurred insignificant legal costs in connection with the engagement of counsel to assist with the Lehman bankruptcy proceedings. The outstanding swap agreement balances due to Lehman are included in “Payable for closed swap positions” on the Statements of Assets and Liabilities. The outstanding forward currency contract balances due to Lehman are included in “Payable for closed forward currency contracts” on the Statements of Assets and Liabilities.

As of December 31, 2008, the ProFunds’ VP custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund VP’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ VP Schedule of Portfolio Investments.

9.	Participation in the U.S. Department of Treasury’s Guarantee Program for Money Market Funds

The Board of Trustees of ProFunds approved the participation of ProFund VP Money Market (the “Fund”) in the initial term of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008.

Under the Program, the United States Department of the Treasury (the “Treasury”) will guarantee, subject to certain conditions and limitations, the Fund’s $1.00 share price for, at most, the number of outstanding shares held by a shareholder as of September 19, 2008. Such conditions and limitations include the following:

•	For each shareholder of the Fund, the Program provides coverage in the event that the net asset value of any Fund share class becomes less than $0.995 (the “Guarantee Event”) and the Fund promptly liquidates thereafter for the lesser of: (i) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008; or (ii) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.
•	The Program does not cover investors who were not shareholders of the Fund on September 19, 2008.
•
The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

•	The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

Participation in the Program required a payment to the U.S. Department of the Treasury in the amount of $29,494, which represented 0.01% based on the net asset value of the Fund as of September 19, 2008. This payment covered participation in the Program until December 18, 2008 and was expensed by the Fund through that date. Amounts expensed during the year ended December 31, 2008 are reflected on the Statements of Operations as “Treasury Guarantee Program fees.”

The Program was subsequently extended by the Treasury Department through April 30, 2009, and the Board of Trustees of the Fund approved the continued participation by the Fund in the extended Program. The terms of the extended Program are essentially the same as the Program providing protection through April 30, 2009, as well as the extended Program participation fee which represented 0.015% based on the net asset value of the Fund as of September 19, 2008. The payment amounted to $44,241 and is being expensed from December 19, 2008 through April 30, 2009.

If the Program is further extended, the Fund will consider whether to continue to participate. If the Program is extended beyond that date and the Fund decides to participate, additional payments may be required. This expense will be borne by the Fund.

179

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (twenty-six of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2008, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2009

180

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2008, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Small-Cap	21.51%
ProFund VP Asia 30	0.10%
ProFund VP Europe 30	7.72%
ProFund VP UltraSmall-Cap	97.57%
ProFund VP Basic Materials	100.00%
ProFund VP Financials	100.00%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Telecommunications	53.13%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2008, the amount of long-term capital gain desginated by the Funds was as follows:

Long-Term
Capital Gain

ProFund VP Bull	$1,550,179
ProFund VP Small-Cap Value	3,171,170
ProFund VP Asia 30	2,024,237
ProFund VP Europe 30	6,878,092
ProFund VP Oil & Gas	8,149,659
ProFund VP Telecommunications	2,955,811
ProFund VP Utilities	1,576,054
ProFund VP Falling U.S. Dollar	3,588

181

PROFUNDS VP

Board Approval of Investment Advisory Agreements (unaudited)

At a meeting held on September 15, 2008, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) with respect to each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; and (ix) information regarding trade allocation and best execution. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreements with those under other investment advisory contracts; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the investment performance of the Funds and the Advisor; (v) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment Advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

182

PROFUNDS VP

Board Approval of Investment Advisory Agreements (continued) (unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee, if any. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2008. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2008. The Board further reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board considered certain non-advisory services provided to the Funds by the Advisor under a separate Management Services Agreement. The Board also considered indirect, or “fall-out” benefits that both the Advisor and ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, derived from their relationship to the Funds. In addition, the Board considered the payments by the Funds of Rule 12b-1 fees to financial institutions or securities industry professionals, including PDI.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it intends to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

183

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2008 and held for the entire period from July 1, 2008 through December 31, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Bull	$1,000.00	$712.00	$7.01	1.63%
ProFund VP Mid-Cap	1,000.00	653.30	6.90	1.66%
ProFund VP Small-Cap	1,000.00	712.30	6.93	1.61%
ProFund VP NASDAQ-100	1,000.00	655.80	6.78	1.63%
ProFund VP Small-Cap Value	1,000.00	767.20	7.24	1.63%
ProFund VP Asia 30	1,000.00	617.90	6.63	1.63%
ProFund VP Europe 30	1,000.00	612.40	6.61	1.63%
ProFund VP International	1,000.00	636.00	6.70	1.63%
ProFund VP Emerging Markets	1,000.00	538.50	6.26	1.62%
ProFund VP Japan	1,000.00	667.20	6.83	1.63%
ProFund VP UltraSmall-Cap	1,000.00	433.80	5.87	1.63%
ProFund VP Short Small-Cap	1,000.00	1,147.30	8.80	1.63%
ProFund VP Short NASDAQ-100	1,000.00	1,326.30	9.47	1.62%
ProFund VP Short International	1,000.00	1,236.30	9.16	1.63%
ProFund VP Short Emerging Markets	1,000.00	1,293.20	9.40	1.63%
ProFund VP Basic Materials	1,000.00	443.00	5.91	1.63%
ProFund VP Consumer Services	1,000.00	782.30	7.30	1.63%
ProFund VP Financials	1,000.00	678.60	6.88	1.63%
ProFund VP Oil & Gas	1,000.00	573.90	6.45	1.63%
ProFund VP Pharmaceuticals	1,000.00	937.90	7.94	1.63%
ProFund VP Precious Metals	1,000.00	620.70	6.64	1.63%
ProFund VP Telecommunications	1,000.00	803.00	7.39	1.63%
ProFund VP Utilities	1,000.00	713.90	7.02	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,494.10	8.28	1.32%
ProFund VP Falling U.S. Dollar	1,000.00	894.90	7.19	1.51%
ProFund VP Money Market	1,000.00	1,001.80	3.67	0.73%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

184

PROFUNDS VP

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

ProFund VP Bull	$1,000.00	$1,016.94	$8.26	1.63%
ProFund VP Mid-Cap	1,000.00	1,016.79	8.42	1.66%
ProFund VP Small-Cap	1,000.00	1,017.04	8.16	1.61%
ProFund VP NASDAQ-100	1,000.00	1,016.94	8.26	1.63%
ProFund VP Small-Cap Value	1,000.00	1,016.94	8.26	1.63%
ProFund VP Asia 30	1,000.00	1,016.94	8.26	1.63%
ProFund VP Europe 30	1,000.00	1,016.94	8.26	1.63%
ProFund VP International	1,000.00	1,016.94	8.26	1.63%
ProFund VP Emerging Markets	1,000.00	1,016.99	8.21	1.62%
ProFund VP Japan	1,000.00	1,016.94	8.26	1.63%
ProFund VP UltraSmall-Cap	1,000.00	1,016.94	8.26	1.63%
ProFund VP Short Small-Cap	1,000.00	1,016.94	8.26	1.63%
ProFund VP Short NASDAQ-100	1,000.00	1,016.99	8.21	1.62%
ProFund VP Short International	1,000.00	1,016.94	8.26	1.63%
ProFund VP Short Emerging Markets	1,000.00	1,016.94	8.26	1.63%
ProFund VP Basic Materials	1,000.00	1,016.94	8.26	1.63%
ProFund VP Consumer Services	1,000.00	1,016.94	8.26	1.63%
ProFund VP Financials	1,000.00	1,016.94	8.26	1.63%
ProFund VP Oil & Gas	1,000.00	1,016.94	8.26	1.63%
ProFund VP Pharmaceuticals	1,000.00	1,016.94	8.26	1.63%
ProFund VP Precious Metals	1,000.00	1,016.94	8.26	1.63%
ProFund VP Telecommunications	1,000.00	1,016.94	8.26	1.63%
ProFund VP Utilities	1,000.00	1,016.94	8.26	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,018.50	6.70	1.32%
ProFund VP Falling U.S. Dollar	1,000.00	1,017.55	7.66	1.51%
ProFund VP Money Market	1,000.00	1,021.47	3.71	0.73%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

185

PROFUNDS VP

Trustees and Officers (unaudited)

Number of
		Term of		Portfolios* in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997 to	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		present	Managing Director	Trust (3);
Suite 1000			(May 2007 to present);	ProShares
Bethesda, MD 20814			Directorship	Trust (64)
Birth Date: 7/57			Search Group,
Inc. (Executive
Recruitment):
President (May
2004 to May 2007);
Managing Director
(March 1993 to April
2004).

Michael C. Wachs	Trustee	Indefinite;	AMC Delancey Group,	ProFunds (112);	AMC
c/o ProFunds		October	Inc. (Real Estate	Access One	Delancey
7501 Wisconsin Avenue,		1997 to	Development):	Trust (3);	Group, Inc.
Suite 1000		present	Executive Vice	ProShares
Bethesda, MD 20814			President (January 2001	Trust (64)
Birth Date: 10/61			to present).

Interested Trustee
Michael L. Sapir**	Trustee	Indefinite;	Chairman and Chief	ProFunds (112);	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the	Access One
Suite 1000		to present	Advisor (April 1997 to	Trust (3);
Bethesda, MD 20814			present); Chief	ProShares
Birth Date: 5/58			Executive Officer of ProShare	Trust (64)
Advisors LLC (November
2005 to present) and ProShare
Capital Management LLC
(June 2008 to present).

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite;	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor (April 1997 to
Bethesda, MD 20814			present); ProShare
Birth Date: 5/58			Advisors LLC (November
2005 to present);
ProShare Captial
Management LLC
(June 2008 to present).

Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to
Birth Date: 8/62			present) and ProShare
Capital Management LLC
(June 2008 to present).

186

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance Officer of the
Suite 1000			Advisor (October 2002 to
Bethesda, MD 20814			present); Counsel and
Birth Date: 10/58			Chief Compliance
Officer, ProShare
Advisors LLC (December
2004 to present); Chief
Compliance Officer of
the Distributor (March
2008 to present).

Stephenie E. Adams		Indefinite;	Vice President
7501 Wisconsin Avenue,	Acting Secretary	September 2007 to present	Corporate Development
Suite 1000	Assistant Secretary	April 2006 to September	of the Advisor (January
Bethesda, MD 20814		2007	2007 to present); Acting
Birth Date: 4/69			Secretary of ProShare
Advisors LLC (September
2007 to present);
Assistant Vice
President of the
Advisor (December 2002
to December 2006).

Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of
100 Summer Street,		December 2008 to present	Regulatory
Suite 1500			Administration,
Boston, MA 02110			Citi Fund Services
Birth Date: 9/70			Ohio, Inc.
(September 2008 to
present); Senior
Counsel, MetLife, Inc.
(October 2004 to
September 2008).

Troy A. Sheets	Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		June 2002 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 5/71			Ohio, Inc. (April 2002
to present).

Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President of
3435 Stelzer Road		March 2006 to present	Fund Administration,
Columbus, OH 43219			Citi Fund Services
Birth Date: 11/63			Ohio, Inc. (September
1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the ProFunds VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFunds®

ProFunds are distributed by ProFunds Distributiors, Inc.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/08

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	2007 $585,300
2008 $617,000

(b)	2007 $9,921
2008 $0

The fees for 2007 relate to the review of the semi-annual report to shareholders.

(c)	2007 $118,500
2008 $133,200

Fees for 2007 and 2008 relate to the preparation of the registrant’s tax returns.

(d)	2007 $0
2008 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)	(2) 2007 0%
2008 0%

(f)	Not applicable.

(g)	2007 $128,421
2008 $133,200

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          ProFunds

By (Signature and Title)*  /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date                   March 6, 2009

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Louis M. Mayberg
                                              Louis M. Mayberg, President and Principal Executive Officer

Date                   March 6, 2009

By (Signature and Title)*  /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date                  March 6, 2009

* Print the name and title of each signing officer under his or her signature.